UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
•	iShares International Treasury Bond ETF | IGOV | NASDAQ

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® 1-3 Year International Treasury Bond ETF

Investment Objective

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.07%	(1.01)%	(2.97)%	(2.47)%	(1.01)%	(14.00)%	(22.10)%

Fund Market	8.95	(1.04)	(2.95)	(2.44)	(1.04)	(13.90)	(21.91)

Index	9.32	(0.66)	(2.71)	(2.22)	(0.66)	(12.84)	(20.07)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,090.70	$1.81		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	32.8%
Aa	30.1
A	12.8
Baa	12.4
Not Rated	11.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	11.5%
Italy	11.0
France	10.0
Germany	8.6
Spain	6.0
Belgium	4.6
Austria	4.6
United Kingdom	4.6
Netherlands	4.6
Finland	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® International Treasury Bond ETF

Investment Objective

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the FTSE World Government Bond Index - Developed Markets Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.42%	(6.04)%	(4.14)%	(1.90)%	(6.04)%	(19.07)%	(17.46)%

Fund Market	9.54	(5.75)	(4.09)	(1.88)	(5.75)	(18.85)	(17.30)

Index	9.65	(5.74)	(3.77)	(1.54)	(5.74)	(17.46)	(14.40)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,094.20	$1.82		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	34.9%
Aa	29.0
A	16.8
Baa	11.7
Not Rated	7.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	15.2%
France	8.2
Italy	7.5
Germany	6.4
Spain	5.0
United Kingdom	4.7
Netherlands	4.6
Finland	4.6
Belgium	4.6
Austria	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government and Agency Obligations

Australia — 4.5%
Australia Government Bond 0.25%, 11/21/24(a)	AUD	1,422	$900,240
0.25%, 11/21/25	AUD	1,268	783,684
3.25%, 04/21/25(a)	AUD	1,080	717,745
4.25%, 04/21/26(a)	AUD	920	630,436

			3,032,105

Austria — 4.6%
Republic of Austria Government Bond 0.00%, 07/15/24(b)(c)	EUR	560	595,319
0.00%, 04/20/25(b)(c)	EUR	450	467,889
1.20%, 10/20/25(b)	EUR	750	794,938
1.65%, 10/21/24(b)	EUR	604	652,104
4.85%, 03/15/26(b)	EUR	502	586,067

			3,096,317

Belgium — 4.6%
Kingdom of Belgium Government Bond 0.50%, 10/22/24(b)	EUR	672	715,153
0.80%, 06/22/25(b)	EUR	1,170	1,237,139
2.60%, 06/22/24(b)	EUR	588	644,483
4.50%, 03/28/26(b)	EUR	433	500,454

			3,097,229

Canada — 4.5%
Canada Government Bond 3.00%, 10/01/25	CAD	450	328,085
3.75%, 05/01/25	CAD	230	170,056
Canadian Government Bond 0.25%, 03/01/26	CAD	320	216,356
0.50%, 09/01/25	CAD	480	330,096
1.25%, 03/01/25	CAD	190	134,245
1.50%, 05/01/24	CAD	360	258,641
1.50%, 09/01/24	CAD	318	227,209
1.50%, 04/01/25	CAD	268	189,828
2.25%, 06/01/25	CAD	260	186,841
2.50%, 06/01/24	CAD	190	137,864
2.75%, 08/01/24	CAD	90	65,371
3.00%, 11/01/24	CAD	390	284,066
3.00%, 04/01/26	CAD	100	73,043
3.75%, 02/01/25	CAD	360	266,052
0.75%, 10/01/24	CAD	240	169,480

			3,037,233

Denmark — 3.5%
Denmark Government Bond 0.00%, 11/15/24(c)	DKK	9,335	1,320,521
1.75%, 11/15/25	DKK	7,260	1,046,955

			2,367,476

Finland — 4.6%
Finland Government Bond 0.00%, 09/15/24(b)(c)	EUR	459	486,062
0.50%, 04/15/26(b)	EUR	890	921,605
0.88%, 09/15/25(b)	EUR	689	727,080
4.00%, 07/04/25(b)	EUR	816	922,061

			3,056,808

France — 9.9%
French Republic Government Bond OAT 0.00%, 02/25/25(a)(c)	EUR	632	661,302
0.00%, 03/25/25(a)(c)	EUR	760	793,813
0.00%, 02/25/26(a)(c)	EUR	770	786,610

Security		Par (000)	Value

France (continued)
0.50%, 05/25/25(a)	EUR	852	$895,446
1.00%, 11/25/25(a)	EUR	700	738,240
1.75%, 11/25/24(a)	EUR	650	703,128
2.25%, 05/25/24(a)	EUR	675	737,238
3.50%, 04/25/26(a)	EUR	770	867,130
6.00%, 10/25/25(a)	EUR	390	462,144

			6,645,051

Germany — 8.5%
Bundesobligation 0.00%, 10/18/24(a)(c)	EUR	530	560,606
0.00%, 04/11/25(a)(c)	EUR	355	371,475
0.00%, 10/10/25(a)(c)	EUR	420	434,702
0.00%, 04/10/26(a)(c)	EUR	430	440,768
Series G, 0.00%, 10/10/25(a)(c)	EUR	100	103,627
Bundesrepublik Deutschland Bundesanleihe 0.50%, 02/15/25(a)	EUR	591	626,347
0.50%, 02/15/26(a)	EUR	570	594,349
1.00%, 08/15/24(a)	EUR	410	441,302
1.00%, 08/15/25(a)	EUR	656	697,077
1.50%, 05/15/24(a)	EUR	230	249,778
Bundesschatzanweisungen 0.20%, 06/14/24(a)	EUR	369	394,806
0.40%, 09/13/24(a)	EUR	226	240,968
2.20%, 12/12/24(a)	EUR	280	305,610
2.50%, 03/13/25(a)	EUR	220	241,383

			5,702,798

Ireland — 2.8%
Ireland Government Bond, 5.40%, 03/13/25	EUR	1,617	1,864,982

Israel — 4.3%
Israel Government Bond - Fixed 0.40%, 10/31/24	ILS	2,700	702,063
0.50%, 04/30/25	ILS	3,630	930,167
0.50%, 02/27/26	ILS	2,390	596,530
1.75%, 08/31/25	ILS	2,510	654,721

			2,883,481

Italy — 10.9%
Italy Buoni Poliennali Del Tesoro 0.00%, 08/15/24(a)(c)	EUR	250	264,026
0.00%, 12/15/24(a)(c)	EUR	260	271,651
0.00%, 04/01/26(a)(c)	EUR	400	399,025
0.35%, 02/01/25(a)	EUR	330	345,369
0.50%, 02/01/26	EUR	470	478,404
1.20%, 08/15/25(a)	EUR	220	230,874
1.45%, 11/15/24(a)	EUR	320	342,940
1.45%, 05/15/25(a)	EUR	310	329,217
1.50%, 06/01/25(a)	EUR	400	424,430
1.75%, 05/30/24(a)	EUR	340	367,947
1.75%, 07/01/24(a)	EUR	340	367,801
1.85%, 05/15/24(a)	EUR	100	108,505
1.85%, 07/01/25(b)	EUR	230	245,760
2.00%, 12/01/25(a)	EUR	380	404,239
2.50%, 12/01/24(a)	EUR	390	424,430
2.50%, 11/15/25(a)	EUR	160	172,556
3.40%, 03/28/25(a)	EUR	443	487,629
3.50%, 01/15/26(a)	EUR	160	176,528
3.75%, 09/01/24(a)	EUR	390	431,976
4.50%, 03/01/26(b)	EUR	579	656,209

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
5.00%, 03/01/25(b)	EUR	338	$383,184

			7,312,700

Japan — 11.5%
Japan Government Five Year Bond 0.00%, 03/20/26(c)	JPY	63,500	466,697
0.10%, 06/20/24	JPY	21,550	158,546
0.10%, 09/20/24	JPY	39,850	293,219
0.10%, 12/20/24	JPY	66,100	486,528
0.10%, 03/20/25	JPY	49,350	363,269
0.10%, 06/20/25	JPY	45,650	336,177
0.10%, 09/20/25	JPY	75,150	553,483
0.10%, 12/20/25	JPY	39,300	289,541
Japan Government Ten Year Bond 0.10%, 03/20/26	JPY	29,050	214,091
0.30%, 12/20/25	JPY	16,800	124,424
0.40%, 03/20/25	JPY	53,300	394,560
0.40%, 06/20/25	JPY	36,750	272,367
0.50%, 09/20/24	JPY	33,600	248,605
0.60%, 06/20/24	JPY	25,350	187,562
Japan Government Twenty Year Bond 1.90%, 06/20/25	JPY	15,400	117,762
2.00%, 12/20/25	JPY	10,450	80,839
2.10%, 09/20/24	JPY	52,800	399,287
2.10%, 03/20/26	JPY	5,000	38,968
2.40%, 06/20/24	JPY	6,550	49,448
Japan Government Two Year Bond 0.00%, 06/01/24(c)	JPY	53,150	390,598
0.00%, 07/01/24(c)	JPY	34,500	253,547
0.00%, 08/01/24(c)	JPY	41,600	305,732
0.00%, 09/01/24(c)	JPY	86,900	638,664
0.00%, 10/01/24(c)	JPY	14,650	107,669
0.00%, 11/01/24(c)	JPY	20,000	146,987
0.00%, 01/01/25(c)	JPY	63,850	469,222
0.00%, 03/01/25(c)	JPY	40,000	293,926

			7,681,718

Netherlands — 4.6%
Netherlands Government Bond 0.00%, 01/15/26(b)(c)	EUR	816	837,010
0.25%, 07/15/25(b)	EUR	1,170	1,222,442
2.00%, 07/15/24(b)	EUR	935	1,019,871

			3,079,323

New Zealand — 2.1%
New Zealand Government Bond 0.50%, 05/15/24	NZD	1,138	670,613
2.75%, 04/15/25(a)	NZD	1,264	755,095

			1,425,708

Norway — 2.1%
Norway Government Bond 1.50%, 02/19/26(b)	NOK	7,794	697,698
1.75%, 03/13/25(b)	NOK	7,678	699,280

			1,396,978

Singapore — 4.0%
Singapore Government Bond 0.50%, 11/01/25	SGD	780	549,621

Security		Par/ Shares (000)	Value

Singapore (continued)
2.38%, 06/01/25	SGD	1,358	$1,003,008
3.00%, 09/01/24	SGD	1,551	1,156,866

			2,709,495

Spain — 5.9%
Spain Government Bond 0.00%, 05/31/24(c)	EUR	337	358,945
0.00%, 01/31/25(c)	EUR	210	219,804
0.00%, 05/31/25(c)	EUR	393	407,112
0.00%, 01/31/26(c)	EUR	400	406,614
0.25%, 07/30/24(a)	EUR	302	321,150
1.60%, 04/30/25(b)	EUR	389	417,538
2.15%, 10/31/25(b)	EUR	450	487,118
2.75%, 10/31/24(b)	EUR	360	395,010
3.80%, 04/30/24(b)	EUR	477	528,913
4.65%, 07/30/25(b)	EUR	368	420,170

			3,962,374

Sweden — 1.7%
Sweden Government Bond, 2.50%, 05/12/25	SEK	11,445	1,107,063

United Kingdom — 4.6%
United Kingdom Gilt 0.13%, 01/30/26(a)	GBP	330	376,407
0.25%, 01/31/25(a)	GBP	630	739,576
0.63%, 06/07/25(a)	GBP	531	625,226
2.00%, 09/07/25(a)	GBP	320	385,189
2.75%, 09/07/24(a)	GBP	328	404,423
3.50%, 10/22/25(a)	GBP	100	123,690
5.00%, 03/07/25(a)	GBP	340	434,217

			3,088,728

Total Long-Term Investments — 99.2% (Cost: $67,715,544)			66,547,567

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)		30	30,000

Total Short-Term Securities — 0.0% (Cost: $30,000)			30,000

Total Investments — 99.2% (Cost: $67,745,544)			66,577,567

Other Assets Less Liabilities — 0.8%			534,313

Net Assets — 100.0%			$67,111,880

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 1-3 Year International Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000	(a)	$ —	$—	$—	$30,000	30	$210	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Foreign Government and Agency Obligations	$—	$66,547,567	$—	$66,547,567
Short-Term Securities
Money Market Funds	30,000	—	—	30,000

	$30,000	$66,547,567	$—	$66,577,567

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) April 30, 2023	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government and Agency Obligations

Australia — 4.5%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	4,970	$3,146,119
0.25%, 11/21/25(a)	AUD	3,447	2,130,410
0.50%, 09/21/26(a)	AUD	3,867	2,354,218
1.00%, 12/21/30(a)	AUD	3,751	2,109,011
1.00%, 11/21/31(a)	AUD	5,285	2,904,608
1.25%, 05/21/32	AUD	4,700	2,612,920
1.50%, 06/21/31(a)	AUD	4,588	2,656,273
1.75%, 11/21/32(a)	AUD	5,202	3,002,048
1.75%, 06/21/51(a)	AUD	3,496	1,486,112
2.25%, 05/21/28(a)	AUD	2,866	1,824,804
2.50%, 05/21/30(a)	AUD	4,791	3,031,381
2.75%, 11/21/27(a)	AUD	3,069	2,006,469
2.75%, 11/21/28(a)	AUD	1,900	1,235,316
2.75%, 11/21/29(a)	AUD	2,213	1,428,890
2.75%, 06/21/35(a)	AUD	736	453,636
2.75%, 05/21/41(a)	AUD	1,755	1,007,948
3.00%, 11/21/33(a)	AUD	5,615	3,602,384
3.00%, 03/21/47(a)	AUD	2,416	1,394,214
3.25%, 04/21/25(a)	AUD	2,417	1,606,286
3.25%, 04/21/29(a)	AUD	2,884	1,922,732
3.25%, 06/21/39(a)	AUD	2,990	1,872,100
3.75%, 05/21/34(a)	AUD	3,682	2,521,726
3.75%, 04/21/37(a)	AUD	2,063	1,390,792
4.25%, 04/21/26(a)	AUD	4,762	3,263,191
4.50%, 04/21/33(a)	AUD	3,852	2,802,888
4.75%, 04/21/27(a)	AUD	3,728	2,626,100

			56,392,576

Austria — 4.6%
Republic of Austria Government Bond
0.00%, 07/15/24(b)(c)	EUR	2,415	2,567,313
0.00%, 04/20/25(b)(c)	EUR	2,646	2,751,187
0.00%, 10/20/28(b)(c)	EUR	1,105	1,048,780
0.00%, 02/20/30(b)(c)	EUR	2,483	2,260,772
0.00%, 02/20/31(b)(c)	EUR	3,617	3,190,850
0.00%, 10/20/40(b)(c)	EUR	1,673	1,069,034
0.25%, 10/20/36(b)	EUR	1,468	1,112,902
0.50%, 04/20/27(b)	EUR	2,849	2,878,437
0.50%, 02/20/29(b)	EUR	2,310	2,240,198
0.70%, 04/20/71(b)	EUR	787	385,989
0.75%, 10/20/26(b)	EUR	5,326	5,490,248
0.75%, 02/20/28(b)	EUR	2,675	2,689,375
0.75%, 03/20/51(b)	EUR	1,833	1,151,882
0.85%, 06/30/2120(b)	EUR	1,072	486,670
0.90%, 02/20/32(b)	EUR	2,788	2,593,158
1.20%, 10/20/25(b)	EUR	1,971	2,089,098
1.50%, 02/20/47(b)	EUR	2,127	1,715,315
1.50%, 11/02/86(b)	EUR	716	466,986
1.65%, 10/21/24(b)	EUR	2,498	2,696,946
1.85%, 05/23/49(b)	EUR	980	838,405
2.00%, 07/15/26(b)	EUR	612	659,460
2.10%, 12/31/99(b)	EUR	1,231	978,400
2.40%, 05/23/34(b)	EUR	2,373	2,465,243
2.90%, 02/20/33(b)	EUR	1,105	1,208,833
3.15%, 06/20/44(b)	EUR	1,531	1,692,745
3.80%, 01/26/62(b)	EUR	937	1,191,999
4.15%, 03/15/37(b)	EUR	3,266	3,996,979
4.85%, 03/15/26(b)	EUR	2,137	2,494,870

Security		Par (000)	Value

Austria (continued)
6.25%, 07/15/27	EUR	2,308	$2,884,482

			57,296,556

Belgium — 4.6%
Kingdom of Belgium Government Bond 0.00%, 10/22/27(b)(c)	EUR	1,760	1,723,302
0.00%, 10/22/31(b)(c)	EUR	1,582	1,368,417
0.10%, 06/22/30(b)	EUR	1,994	1,822,349
0.35%, 06/22/32(b)	EUR	2,565	2,246,120
0.40%, 06/22/40(b)	EUR	1,234	843,314
0.50%, 10/22/24(b)	EUR	1,598	1,700,616
0.65%, 06/22/71(b)	EUR	891	396,938
0.80%, 06/22/25(b)	EUR	4,489	4,746,595
0.80%, 06/22/27(b)	EUR	2,179	2,226,245
0.80%, 06/22/28(b)	EUR	2,052	2,063,731
0.90%, 06/22/29(b)	EUR	3,293	3,266,428
1.00%, 06/22/26(b)	EUR	1,640	1,715,677
1.00%, 06/22/31(b)	EUR	2,202	2,103,918
1.40%, 06/22/53(b)	EUR	1,486	1,025,846
1.45%, 06/22/37(b)	EUR	935	824,634
1.60%, 06/22/47(b)	EUR	1,494	1,165,554
1.70%, 06/22/50(b)	EUR	1,816	1,408,120
1.90%, 06/22/38(b)	EUR	1,201	1,109,788
2.15%, 06/22/66(b)	EUR	1,134	923,514
2.25%, 06/22/57(b)	EUR	855	728,922
2.60%, 06/22/24(b)	EUR	1,702	1,865,495
2.75%, 04/22/39(b)	EUR	973	999,243
3.00%, 06/22/33(b)	EUR	1,262	1,389,347
3.00%, 06/22/34(b)	EUR	1,816	1,983,842
3.30%, 06/22/54(b)	EUR	923	984,610
3.75%, 06/22/45(a)	EUR	1,389	1,617,711
4.00%, 03/28/32(a)	EUR	1,615	1,927,073
4.25%, 03/28/41(b)	EUR	2,541	3,139,313
4.50%, 03/28/26(b)	EUR	1,651	1,908,094
5.00%, 03/28/35(b)	EUR	2,520	3,279,790
5.50%, 03/28/28	EUR	2,860	3,560,582
Series 86, 1.25%, 04/22/33(b)	EUR	1,372	1,293,654

			57,358,782

Canada — 4.5%
Canada Government Bond, 2.00%, 06/01/32	CAD	983	677,540
Canadian Government Bond 0.25%, 03/01/26	CAD	4,658	3,149,328
0.50%, 09/01/25	CAD	3,290	2,262,532
0.50%, 12/01/30	CAD	4,815	2,995,297
1.00%, 09/01/26	CAD	3,788	2,604,196
1.00%, 06/01/27	CAD	47	32,095
1.25%, 03/01/25	CAD	2,641	1,866,000
1.25%, 03/01/27	CAD	1,950	1,343,188
1.25%, 06/01/30	CAD	4,933	3,283,011
1.50%, 09/01/24	CAD	3,157	2,255,652
1.50%, 04/01/25	CAD	1,700	1,204,135
1.50%, 06/01/26	CAD	405	283,893
1.50%, 06/01/31	CAD	4,436	2,963,314
1.50%, 12/01/31	CAD	3,237	2,150,108
1.75%, 12/01/53	CAD	4,293	2,426,463
2.00%, 06/01/28	CAD	1,410	999,254
2.00%, 06/01/32	CAD	1,996	1,375,757
2.00%, 12/01/51	CAD	5,277	3,197,048
2.25%, 06/01/25	CAD	641	460,634
2.25%, 06/01/29	CAD	320	229,077

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.50%, 12/01/32	CAD	3,545	$2,541,876
2.75%, 08/01/24	CAD	970	704,556
2.75%, 09/01/27	CAD	3,608	2,631,815
2.75%, 06/01/33	CAD	340	248,795
2.75%, 12/01/48	CAD	1,326	945,303
2.75%, 12/01/64	CAD	828	585,635
3.00%, 11/01/24	CAD	7,116	5,183,122
3.50%, 03/01/28	CAD	1,390	1,049,941
3.50%, 12/01/45	CAD	1,479	1,185,449
3.75%, 02/01/25	CAD	1,070	790,766
4.00%, 06/01/41	CAD	1,596	1,342,332
5.00%, 06/01/37	CAD	547	498,144
5.75%, 06/01/29	CAD	654	560,977
5.75%, 06/01/33	CAD	2,164	1,998,336
0.75%, 10/01/24	CAD	1,088	768,309

			56,793,878

Denmark — 4.2%
Denmark Government Bond 0.00%, 11/15/24(c)	DKK	52,242	7,390,106
0.00%, 11/15/31(c)	DKK	62,749	7,477,655
0.25%, 11/15/52	DKK	46,713	3,622,683
0.50%, 11/15/27	DKK	51,167	6,902,193
0.50%, 11/15/29	DKK	48,474	6,288,327
1.75%, 11/15/25	DKK	35,871	5,172,912
4.50%, 11/15/39	DKK	84,855	15,520,304

			52,374,180

Finland — 4.6%
Finland Government Bond 0.00%, 09/15/24(b)(c)	EUR	1,596	1,690,099
0.00%, 09/15/26(b)(c)	EUR	2,165	2,181,263
0.00%, 09/15/30(b)(c)	EUR	2,711	2,429,293
0.13%, 09/15/31(b)	EUR	3,794	3,336,378
0.13%, 04/15/36(b)	EUR	2,197	1,655,758
0.13%, 04/15/52(b)	EUR	2,502	1,267,593
0.25%, 09/15/40(b)	EUR	1,998	1,360,807
0.50%, 04/15/26(b)	EUR	3,593	3,720,591
0.50%, 09/15/27(b)	EUR	3,163	3,178,813
0.50%, 09/15/28(b)	EUR	3,650	3,579,443
0.50%, 09/15/29(b)	EUR	3,104	2,968,922
0.50%, 04/15/43(b)	EUR	2,433	1,647,830
0.75%, 04/15/31(b)	EUR	2,378	2,230,206
0.88%, 09/15/25(b)	EUR	3,291	3,472,887
1.13%, 04/15/34(b)	EUR	2,843	2,581,504
1.38%, 04/15/27(b)	EUR	1,977	2,074,523
1.38%, 04/15/47(b)	EUR	3,247	2,603,974
1.50%, 09/15/32(b)	EUR	3,040	2,964,821
2.63%, 07/04/42(b)	EUR	2,784	2,866,634
2.75%, 07/04/28(b)	EUR	3,783	4,179,327
2.75%, 04/15/38(b)	EUR	1,852	1,935,806
4.00%, 07/04/25(b)	EUR	3,123	3,528,918

			57,455,390

France — 8.1%
French Republic Government Bond OAT 0.00%, 02/25/25(a)(c)	EUR	776	811,979
0.00%, 03/25/25(a)(c)	EUR	3,084	3,221,212
0.00%, 02/25/26(a)(c)	EUR	4,159	4,248,718
0.00%, 02/25/27(a)(c)	EUR	1,909	1,902,641
0.00%, 11/25/29(a)(c)	EUR	2,058	1,906,238
0.00%, 11/25/30(a)(c)	EUR	2,331	2,098,232

Security		Par (000)	Value

France (continued)
0.00%, 11/25/31(a)(c)	EUR	2,654	$2,316,744
0.00%, 05/25/32(a)(c)	EUR	1,956	1,678,992
0.25%, 11/25/26(a)	EUR	1,318	1,333,216
0.50%, 05/25/25(a)	EUR	3,223	3,387,349
0.50%, 05/25/26(a)	EUR	2,510	2,588,484
0.50%, 05/25/29(a)	EUR	2,853	2,768,676
0.50%, 05/25/40(b)	EUR	1,640	1,169,205
0.50%, 06/25/44(b)	EUR	784	509,868
0.50%, 05/25/72(b)	EUR	819	345,009
0.75%, 02/25/28(a)	EUR	3,321	3,347,264
0.75%, 05/25/28(a)	EUR	3,196	3,207,540
0.75%, 11/25/28(a)	EUR	2,983	2,969,448
0.75%, 05/25/52(a)	EUR	1,584	937,983
0.75%, 05/25/53(b)	EUR	1,401	807,697
1.00%, 11/25/25(a)	EUR	1,703	1,795,548
1.00%, 05/25/27(a)	EUR	2,626	2,710,137
1.25%, 05/25/34(a)	EUR	3,177	2,937,819
1.25%, 05/25/36(b)	EUR	2,569	2,277,930
1.50%, 05/25/31(a)	EUR	3,281	3,305,863
1.50%, 05/25/50(b)	EUR	2,950	2,233,492
1.75%, 11/25/24(a)	EUR	3,258	3,523,851
1.75%, 06/25/39(b)	EUR	2,434	2,214,817
1.75%, 05/25/66(b)	EUR	802	593,774
2.00%, 11/25/32(a)	EUR	1,553	1,593,517
2.00%, 05/25/48(b)	EUR	1,476	1,278,354
2.25%, 05/25/24(a)	EUR	1,608	1,756,264
2.50%, 05/25/30(a)	EUR	5,372	5,853,112
2.50%, 05/25/43(b)	EUR	353	345,095
2.75%, 10/25/27(a)	EUR	3,448	3,813,867
3.25%, 05/25/45(a)	EUR	1,563	1,719,687
3.50%, 04/25/26(a)	EUR	3,840	4,324,195
4.00%, 10/25/38(a)	EUR	1,497	1,813,602
4.00%, 04/25/55(b)	EUR	1,520	1,896,196
4.00%, 04/25/60(a)	EUR	1,146	1,441,895
4.50%, 04/25/41(a)	EUR	2,210	2,856,003
4.75%, 04/25/35(a)	EUR	2,324	2,997,692
5.50%, 04/25/29(a)	EUR	2,363	3,002,952
5.75%, 10/25/32(a)	EUR	2,411	3,294,333
6.00%, 10/25/25(a)	EUR	648	767,869

			101,904,359

Germany — 6.4%
Bundesobligation 0.00%, 10/18/24(a)(c)	EUR	1,941	2,053,088
0.00%, 04/11/25(a)(c)	EUR	97	101,502
0.00%, 10/10/25(a)(c)	EUR	1,024	1,060,103
0.00%, 04/10/26(a)(c)	EUR	1,430	1,465,811
0.00%, 10/09/26(a)(c)	EUR	1,322	1,341,720
0.00%, 04/16/27(a)(c)	EUR	1,267	1,272,776
1.30%, 10/15/27(a)	EUR	1,565	1,651,247
2.20%, 04/13/28(a)	EUR	983	1,077,741
Series G, 0.00%, 10/10/25(a)(c)	EUR	2,524	2,615,590
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/26(a)(c)	EUR	1,252	1,275,269
0.00%, 11/15/27(a)(c)	EUR	1,660	1,649,221
0.00%, 11/15/28(a)(c)	EUR	1,393	1,354,422
0.00%, 08/15/29(a)(c)	EUR	2,006	1,920,561
0.00%, 02/15/30(a)(c)	EUR	1,490	1,411,335
0.00%, 08/15/30(a)(c)	EUR	1,342	1,257,810
0.00%, 02/15/31(a)(c)	EUR	1,546	1,432,846
0.00%, 08/15/31(a)(c)	EUR	1,552	1,422,485

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.00%, 02/15/32(a)(c)	EUR	1,494	$1,352,369
0.00%, 05/15/35(a)(c)	EUR	2,620	2,169,421
0.00%, 05/15/36(a)(c)	EUR	2,279	1,834,379
0.00%, 08/15/50(a)(c)	EUR	2,071	1,215,709
0.00%, 08/15/52(a)(c)	EUR	1,405	784,164
0.25%, 02/15/27(a)	EUR	2,152	2,191,641
0.25%, 08/15/28(a)	EUR	1,517	1,503,388
0.25%, 02/15/29(a)	EUR	2,014	1,977,176
0.50%, 02/15/25(a)	EUR	3,854	4,084,499
0.50%, 02/15/26(a)	EUR	2,146	2,237,672
0.50%, 08/15/27(a)	EUR	1,643	1,677,193
0.50%, 02/15/28(a)	EUR	1,368	1,386,145
1.00%, 08/15/24(a)	EUR	1,271	1,368,038
1.00%, 08/15/25(a)	EUR	1,066	1,132,750
1.25%, 08/15/48(a)	EUR	1,858	1,618,763
1.50%, 05/15/24(a)	EUR	1,678	1,822,290
1.70%, 08/15/32(a)	EUR	1,114	1,167,921
1.80%, 08/15/53(a)	EUR	446	426,444
2.10%, 11/15/29(a)	EUR	1,182	1,286,661
2.50%, 07/04/44(a)	EUR	1,819	2,022,273
2.50%, 08/15/46(a)	EUR	2,198	2,463,538
3.25%, 07/04/42(a)	EUR	1,045	1,285,231
4.00%, 01/04/37(a)	EUR	1,689	2,194,923
4.25%, 07/04/39(a)	EUR	754	1,024,583
4.75%, 07/04/28(a)	EUR	1,361	1,675,790
4.75%, 07/04/34(a)	EUR	1,907	2,587,985
4.75%, 07/04/40(a)	EUR	1,259	1,823,625
5.50%, 01/04/31(a)	EUR	1,211	1,633,464
5.63%, 01/04/28(a)	EUR	1,309	1,649,457
6.25%, 01/04/30(a)	EUR	931	1,275,945
6.50%, 07/04/27(a)	EUR	773	988,682
Series G, 0.00%, 08/15/30(a)(c)	EUR	636	596,949
Series G, 0.00%, 08/15/31(a)(c)	EUR	875	802,444
Series G, 0.00%, 08/15/50(a)(c)	EUR	614	361,530
Bundesschatzanweisungen 0.20%, 06/14/24(a)	EUR	779	833,479
0.40%, 09/13/24(a)	EUR	400	426,493
2.20%, 12/12/24(a)	EUR	580	633,050

			79,879,591

Ireland — 4.6%
Ireland Government Bond 0.00%, 10/18/31(a)(c)	EUR	3,901	3,429,354
0.20%, 05/15/27(a)	EUR	3,724	3,725,547
0.20%, 10/18/30(a)	EUR	3,418	3,161,740
0.35%, 10/18/32(a)	EUR	3,170	2,812,234
0.40%, 05/15/35(a)	EUR	2,271	1,866,302
0.55%, 04/22/41(a)	EUR	2,745	1,952,152
0.90%, 05/15/28(a)	EUR	4,067	4,125,095
1.00%, 05/15/26(a)	EUR	4,876	5,114,199
1.10%, 05/15/29(a)	EUR	3,604	3,653,946
1.30%, 05/15/33(a)	EUR	2,094	2,013,516
1.35%, 03/18/31(a)	EUR	2,667	2,675,161
1.50%, 05/15/50(a)	EUR	3,718	2,839,538
1.70%, 05/15/37(a)	EUR	3,331	3,116,195
2.00%, 02/18/45(a)	EUR	4,718	4,207,881
2.40%, 05/15/30(a)	EUR	5,236	5,710,604
3.00%, 10/18/43(a)	EUR	1,025	1,100,873
5.40%, 03/13/25	EUR	4,971	5,732,952

			57,237,289

Security		Par (000)	Value

Israel — 3.9%
Israel Government Bond - Fixed 0.40%, 10/31/24	ILS	10,901	$2,834,517
0.50%, 04/30/25	ILS	26,679	6,836,340
0.50%, 02/27/26	ILS	11,645	2,906,523
1.00%, 03/31/30	ILS	19,518	4,455,946
1.30%, 04/30/32	ILS	11,621	2,585,575
1.50%, 05/31/37	ILS	12,435	2,486,671
1.75%, 08/31/25	ILS	16,511	4,306,810
2.00%, 03/31/27	ILS	18,664	4,783,346
2.25%, 09/28/28	ILS	16,573	4,203,956
2.80%, 11/29/52	ILS	3,650	750,663
3.75%, 03/31/47	ILS	19,611	4,988,558
5.50%, 01/31/42	ILS	15,901	5,124,233
6.25%, 10/30/26	ILS	7,383	2,180,728

			48,443,866

Italy — 7.4%
Italy Buoni Poliennali Del Tesoro 0.00%, 08/15/24(a)(c)	EUR	997	1,052,937
0.00%, 12/15/24(a)(c)	EUR	1,970	2,058,278
0.00%, 04/01/26(a)(c)	EUR	1,880	1,875,416
0.00%, 08/01/26(a)(c)	EUR	1,175	1,158,786
0.25%, 03/15/28(a)	EUR	1,443	1,354,573
0.35%, 02/01/25(a)	EUR	1,304	1,364,732
0.45%, 02/15/29(a)	EUR	768	703,140
0.50%, 02/01/26(a)	EUR	1,420	1,445,390
0.50%, 07/15/28(a)	EUR	848	796,819
0.60%, 08/01/31(b)	EUR	1,124	948,520
0.85%, 01/15/27(a)	EUR	471	472,244
0.90%, 04/01/31(a)	EUR	1,801	1,578,509
0.95%, 09/15/27(a)	EUR	2,245	2,217,707
0.95%, 08/01/30(a)	EUR	1,177	1,057,717
0.95%, 12/01/31(b)	EUR	1,287	1,107,614
0.95%, 06/01/32(a)	EUR	1,263	1,068,951
0.95%, 03/01/37(b)	EUR	945	682,320
1.10%, 04/01/27(a)	EUR	930	935,982
1.20%, 08/15/25(a)	EUR	690	724,105
1.25%, 12/01/26(a)	EUR	1,328	1,356,077
1.35%, 04/01/30(a)	EUR	1,381	1,292,674
1.45%, 11/15/24(a)	EUR	1,297	1,389,977
1.45%, 05/15/25(a)	EUR	1,473	1,564,311
1.45%, 03/01/36(b)	EUR	1,152	915,725
1.50%, 06/01/25(a)	EUR	1,550	1,644,666
1.50%, 04/30/45(b)	EUR	1,027	675,279
1.60%, 06/01/26(a)	EUR	1,436	1,497,943
1.65%, 12/01/30(b)	EUR	1,430	1,343,394
1.65%, 03/01/32(b)	EUR	1,366	1,243,668
1.70%, 09/01/51(b)	EUR	911	576,330
1.75%, 07/01/24(a)	EUR	1,069	1,156,411
1.80%, 03/01/41(b)	EUR	654	490,318
1.85%, 05/15/24(a)	EUR	1,598	1,733,914
1.85%, 07/01/25(b)	EUR	1,106	1,181,787
2.00%, 12/01/25(a)	EUR	910	968,045
2.00%, 02/01/28(a)	EUR	1,479	1,518,630
2.05%, 08/01/27(a)	EUR	882	916,178
2.10%, 07/15/26(a)	EUR	922	974,959
2.15%, 09/01/52(b)	EUR	519	359,676
2.15%, 03/01/72(b)	EUR	528	329,562
2.20%, 06/01/27(a)	EUR	1,287	1,348,884
2.25%, 09/01/36(b)	EUR	1,105	964,558
2.45%, 09/01/33(b)	EUR	614	578,526

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.45%, 09/01/50(b)	EUR	1,557	$1,180,202
2.50%, 12/01/24(a)	EUR	1,063	1,156,843
2.50%, 12/01/32(a)	EUR	1,224	1,181,228
2.65%, 12/01/27(a)	EUR	1,603	1,698,890
2.70%, 03/01/47(b)	EUR	1,082	894,264
2.80%, 12/01/28(a)	EUR	2,100	2,213,494
2.80%, 06/15/29(a)	EUR	1,063	1,109,478
2.80%, 03/01/67(b)	EUR	437	328,577
2.95%, 09/01/38(b)	EUR	1,514	1,401,253
3.00%, 08/01/29(a)	EUR	1,395	1,473,344
3.10%, 03/01/40(b)	EUR	852	790,279
3.25%, 03/01/38(b)	EUR	444	427,071
3.25%, 09/01/46(b)	EUR	1,159	1,058,820
3.35%, 03/01/35(b)	EUR	1,272	1,275,262
3.45%, 03/01/48(b)	EUR	790	740,074
3.50%, 03/01/30(b)	EUR	1,284	1,388,878
3.75%, 09/01/24(a)	EUR	1,082	1,198,456
3.85%, 12/15/29(a)	EUR	1,034	1,139,365
3.85%, 09/01/49(b)	EUR	799	793,125
4.00%, 02/01/37(b)	EUR	955	1,014,516
4.40%, 05/01/33(a)	EUR	873	981,400
4.50%, 03/01/26(b)	EUR	1,669	1,891,559
4.75%, 09/01/28(b)	EUR	1,868	2,167,504
4.75%, 09/01/44(b)	EUR	1,291	1,468,317
5.00%, 03/01/25(b)	EUR	1,382	1,566,745
5.00%, 08/01/34(b)	EUR	1,665	1,949,991
5.00%, 08/01/39(b)	EUR	1,602	1,875,537
5.00%, 09/01/40(b)	EUR	1,116	1,308,472
5.25%, 11/01/29(a)	EUR	1,643	1,968,201
5.75%, 02/01/33(a)	EUR	1,357	1,685,090
6.00%, 05/01/31(a)	EUR	2,235	2,815,241
7.25%, 11/01/26(a)	EUR	1,264	1,566,151

			92,332,859

Japan — 15.1%
Japan Government Five Year Bond 0.00%, 06/20/26(c)	JPY	87,750	644,820
0.00%, 09/20/26(c)	JPY	118,950	873,714
0.00%, 12/20/26(c)	JPY	341,250	2,506,332
0.00%, 03/20/27(c)	JPY	115,950	851,134
0.00%, 06/20/27(c)	JPY	445,450	3,266,241
0.10%, 06/20/24	JPY	73,700	542,219
0.10%, 09/20/24	JPY	22,950	168,868
0.10%, 12/20/24	JPY	80,000	588,839
0.10%, 03/20/25	JPY	479,950	3,532,949
0.10%, 06/20/25	JPY	249,400	1,836,640
0.10%, 09/20/27	JPY	80,000	588,499
0.30%, 12/20/27	JPY	164,400	1,219,609
Japan Government Forty Year Bond 0.40%, 03/20/56	JPY	153,200	860,954
0.50%, 03/20/59	JPY	146,000	827,006
0.50%, 03/20/60	JPY	210,600	1,184,272
0.70%, 03/20/61	JPY	241,600	1,450,504
0.80%, 03/20/58	JPY	108,150	684,716
0.90%, 03/20/57	JPY	143,150	941,610
1.00%, 03/20/62	JPY	222,300	1,465,047
1.40%, 03/20/55	JPY	102,400	779,035
1.70%, 03/20/54	JPY	89,400	731,388
1.90%, 03/20/53	JPY	105,800	903,375
2.00%, 03/20/52	JPY	76,600	665,154
2.20%, 03/20/49	JPY	59,100	531,121

Security		Par (000)	Value

Japan (continued)
2.20%, 03/20/50	JPY	77,100	$691,832
2.20%, 03/20/51	JPY	69,000	621,210
2.40%, 03/20/48	JPY	36,900	344,668
Japan Government Ten Year Bond 0.10%, 09/20/26	JPY	218,300	1,608,638
0.10%, 12/20/26	JPY	109,700	808,484
0.10%, 03/20/27	JPY	109,550	807,122
0.10%, 06/20/27	JPY	55,050	405,235
0.10%, 09/20/27	JPY	176,650	1,299,479
0.10%, 12/20/27	JPY	231,850	1,704,249
0.10%, 03/20/28	JPY	109,850	806,357
0.10%, 06/20/28	JPY	196,200	1,439,808
0.10%, 12/20/28	JPY	82,500	604,516
0.10%, 06/20/29	JPY	73,100	534,682
0.10%, 09/20/29	JPY	50,000	365,573
0.10%, 12/20/29	JPY	131,450	959,442
0.10%, 06/20/30	JPY	33,100	241,125
0.10%, 09/20/30	JPY	305,100	2,217,022
0.10%, 12/20/30	JPY	170,900	1,239,519
0.10%, 03/20/31	JPY	187,600	1,357,930
0.10%, 06/20/31	JPY	109,650	792,414
0.10%, 09/20/31	JPY	163,550	1,180,352
0.10%, 12/20/31	JPY	138,650	999,304
0.40%, 06/20/25	JPY	36,850	273,108
0.50%, 09/20/24	JPY	81,900	605,974
0.50%, 12/20/32	JPY	155,550	1,158,156
0.50%, 03/20/33	JPY	154,800	1,148,084
0.60%, 06/20/24	JPY	83,050	614,477
Japan Government Thirty Year Bond 0.30%, 06/20/46	JPY	58,200	358,303
0.40%, 06/20/49	JPY	93,900	564,937
0.40%, 09/20/49	JPY	104,500	626,379
0.40%, 12/20/49	JPY	136,500	816,786
0.40%, 03/20/50	JPY	130,000	774,227
0.50%, 09/20/46	JPY	89,000	572,933
0.50%, 03/20/49	JPY	128,450	797,683
0.60%, 12/20/46	JPY	71,300	468,933
0.60%, 06/20/50	JPY	119,100	747,189
0.60%, 09/20/50	JPY	140,400	877,859
0.70%, 06/20/48	JPY	168,500	1,114,973
0.70%, 12/20/48	JPY	118,450	777,652
0.70%, 12/20/50	JPY	150,150	963,684
0.70%, 03/20/51	JPY	151,200	969,325
0.70%, 06/20/51	JPY	153,850	985,196
0.70%, 09/20/51	JPY	138,000	881,774
0.70%, 12/20/51	JPY	184,300	1,176,276
0.80%, 03/20/46	JPY	85,950	594,884
0.80%, 03/20/47	JPY	97,050	666,703
0.80%, 06/20/47	JPY	78,100	535,118
0.80%, 09/20/47	JPY	141,950	970,005
0.80%, 12/20/47	JPY	52,200	355,755
0.80%, 03/20/48	JPY	107,650	731,644
0.90%, 09/20/48	JPY	87,350	604,055
1.00%, 03/20/52	JPY	139,450	963,136
1.30%, 06/20/52	JPY	157,850	1,175,826
1.40%, 09/20/45	JPY	37,500	293,466
1.40%, 12/20/45	JPY	55,450	433,714
1.40%, 09/20/52	JPY	174,600	1,330,969
1.40%, 03/20/53	JPY	71,500	545,000
1.50%, 12/20/44	JPY	50,150	400,269

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
1.50%, 03/20/45	JPY	104,100	$830,592
1.60%, 06/20/45	JPY	96,100	780,685
1.60%, 12/20/52	JPY	113,750	908,414
1.70%, 06/20/33	JPY	61,300	507,070
1.70%, 12/20/43	JPY	96,400	795,794
1.70%, 03/20/44	JPY	190,300	1,573,758
1.70%, 06/20/44	JPY	55,450	458,622
1.70%, 09/20/44	JPY	64,150	530,607
1.80%, 11/22/32	JPY	26,000	216,418
1.80%, 03/20/43	JPY	185,400	1,555,730
1.80%, 09/20/43	JPY	114,650	962,296
1.90%, 09/20/42	JPY	160,000	1,365,293
1.90%, 06/20/43	JPY	98,250	838,000
2.00%, 12/20/33	JPY	14,550	123,780
2.00%, 09/20/40	JPY	153,300	1,323,863
2.00%, 09/20/41	JPY	198,300	1,713,549
2.00%, 03/20/42	JPY	160,900	1,392,589
2.10%, 09/20/33	JPY	38,950	333,819
2.20%, 09/20/39	JPY	108,400	960,670
2.20%, 03/20/41	JPY	161,950	1,438,157
2.30%, 05/20/32	JPY	24,800	214,070
2.30%, 03/20/35	JPY	47,600	419,325
2.30%, 12/20/35	JPY	45,650	404,315
2.30%, 12/20/36	JPY	43,100	383,720
2.30%, 03/20/39	JPY	131,050	1,174,742
2.30%, 03/20/40	JPY	158,950	1,427,954
2.40%, 03/20/34	JPY	43,200	381,423
2.40%, 12/20/34	JPY	42,600	378,299
2.40%, 09/20/38	JPY	141,950	1,287,776
2.50%, 06/20/34	JPY	50,950	455,055
2.50%, 09/20/34	JPY	39,700	355,186
2.50%, 09/20/35	JPY	36,550	329,651
2.50%, 03/20/36	JPY	52,000	470,624
2.50%, 06/20/36	JPY	67,900	614,461
2.50%, 09/20/36	JPY	36,900	334,626
2.50%, 09/20/37	JPY	85,800	783,306
2.50%, 03/20/38	JPY	219,100	2,004,875
Japan Government Twenty Year Bond 0.20%, 06/20/36	JPY	75,000	519,900
0.30%, 06/20/39	JPY	180,000	1,215,801
0.30%, 09/20/39	JPY	192,850	1,297,174
0.30%, 12/20/39	JPY	137,150	919,981
0.40%, 03/20/36	JPY	95,650	682,766
0.40%, 03/20/39	JPY	45,300	312,314
0.40%, 03/20/40	JPY	172,300	1,171,025
0.40%, 06/20/40	JPY	197,200	1,334,800
0.40%, 09/20/40	JPY	222,850	1,504,379
0.40%, 06/20/41	JPY	109,350	731,031
0.50%, 09/20/36	JPY	108,350	779,640
0.50%, 03/20/38	JPY	187,600	1,329,799
0.50%, 06/20/38	JPY	183,700	1,298,945
0.50%, 12/20/38	JPY	140,200	984,554
0.50%, 12/20/40	JPY	172,600	1,181,172
0.50%, 03/20/41	JPY	133,900	914,003
0.50%, 09/20/41	JPY	250,750	1,702,844
0.50%, 12/20/41	JPY	307,850	2,088,463
0.60%, 12/20/36	JPY	107,100	779,331
0.60%, 06/20/37	JPY	94,500	684,899
0.60%, 09/20/37	JPY	171,250	1,237,671
0.60%, 12/20/37	JPY	252,600	1,823,088

Security		Par (000)	Value

Japan (continued)
0.70%, 03/20/37	JPY	127,500	$938,369
0.70%, 09/20/38	JPY	153,850	1,116,670
0.80%, 03/20/42	JPY	150,350	1,073,345
0.90%, 06/20/42	JPY	173,950	1,261,921
1.00%, 12/20/35	JPY	146,600	1,127,802
1.10%, 09/20/42	JPY	133,950	1,005,158
1.20%, 12/20/34	JPY	131,050	1,033,299
1.20%, 03/20/35	JPY	98,900	780,043
1.20%, 09/20/35	JPY	102,900	810,187
1.30%, 06/20/35	JPY	120,000	955,719
1.40%, 09/20/34	JPY	168,850	1,360,405
1.40%, 12/20/42	JPY	279,250	2,200,940
1.50%, 06/20/32	JPY	65,950	534,430
1.50%, 03/20/33	JPY	59,400	482,040
1.50%, 03/20/34	JPY	102,050	830,174
1.50%, 06/20/34	JPY	85,050	691,973
1.60%, 06/20/30	JPY	59,800	482,276
1.60%, 03/20/32	JPY	46,700	381,172
1.60%, 06/20/32	JPY	36,700	299,790
1.60%, 03/20/33	JPY	16,100	131,778
1.60%, 12/20/33	JPY	125,700	1,031,839
1.70%, 09/20/31	JPY	72,400	593,037
1.70%, 12/20/31	JPY	66,600	546,707
1.70%, 03/20/32	JPY	45,450	373,855
1.70%, 06/20/32	JPY	44,550	366,814
1.70%, 09/20/32	JPY	157,050	1,295,142
1.70%, 12/20/32	JPY	71,650	591,790
1.70%, 06/20/33	JPY	111,600	923,148
1.70%, 09/20/33	JPY	119,050	985,499
1.80%, 06/20/30	JPY	18,100	147,842
1.80%, 09/20/30	JPY	48,850	399,810
1.80%, 06/20/31	JPY	47,800	393,462
1.80%, 09/20/31	JPY	88,950	733,954
1.80%, 12/20/31	JPY	80,100	662,476
1.80%, 03/20/32	JPY	101,700	843,003
1.80%, 12/20/32	JPY	15,050	125,334
1.90%, 03/20/25	JPY	31,500	239,728
1.90%, 06/20/25	JPY	40,200	307,405
1.90%, 12/20/28	JPY	63,050	508,907
1.90%, 03/20/29	JPY	25,150	203,637
1.90%, 09/20/30	JPY	31,100	256,198
1.90%, 03/20/31	JPY	55,950	462,737
1.90%, 06/20/31	JPY	137,000	1,135,709
2.00%, 12/20/24	JPY	53,100	402,986
2.00%, 03/20/27	JPY	38,350	303,324
2.00%, 06/20/30	JPY	51,700	427,633
2.00%, 12/20/30	JPY	60,550	503,168
2.00%, 03/20/31	JPY	72,550	604,139
2.10%, 09/20/24	JPY	70,600	533,895
2.10%, 03/20/25	JPY	29,900	228,379
2.10%, 12/20/26	JPY	207,400	1,639,350
2.10%, 03/20/27	JPY	213,950	1,698,315
2.10%, 06/20/27	JPY	37,500	298,916
2.10%, 09/20/27	JPY	31,300	250,372
2.10%, 12/20/28	JPY	35,000	285,379
2.10%, 03/20/29	JPY	70,500	576,874
2.10%, 06/20/29	JPY	13,200	108,394
2.10%, 03/20/30	JPY	100,200	830,959
2.10%, 12/20/30	JPY	104,000	869,960
2.20%, 06/20/26	JPY	29,550	232,093

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.20%, 09/20/26	JPY	247,400	$1,952,380
2.20%, 09/20/27	JPY	102,150	820,394
2.20%, 03/20/28	JPY	81,400	658,841
2.20%, 09/20/28	JPY	5,550	45,304
2.20%, 06/20/29	JPY	39,450	325,711
2.20%, 03/20/30	JPY	9,650	80,509
2.20%, 03/20/31	JPY	70,600	595,912
2.30%, 06/20/27	JPY	189,400	1,521,219
2.40%, 06/20/24	JPY	55,800	421,249
2.40%, 03/20/28	JPY	36,500	298,033
Japan Government Two Year Bond 0.00%, 06/01/24(c)	JPY	120,400	884,816
0.00%, 07/01/24(c)	JPY	141,750	1,041,747
0.00%, 08/01/24(c)	JPY	239,050	1,756,858
0.00%, 09/01/24(c)	JPY	196,950	1,447,466
0.00%, 10/01/24(c)	JPY	387,850	2,850,468
0.00%, 02/01/25(c)	JPY	190,100	1,396,969
0.00%, 04/01/25(c)	JPY	298,350	2,192,214

			188,779,903

Netherlands — 4.6%
Netherlands Government Bond 0.00%, 01/15/26(b)(c)	EUR	1,385	1,420,661
0.00%, 01/15/27(b)(c)	EUR	3,238	3,244,340
0.00%, 01/15/29(c)	EUR	2,254	2,148,635
0.00%, 07/15/30(b)(c)	EUR	2,795	2,563,943
0.00%, 07/15/31(b)(c)	EUR	3,176	2,832,605
0.00%, 01/15/38(b)(c)	EUR	1,422	1,044,967
0.00%, 01/15/52(b)(c)	EUR	2,516	1,336,288
0.25%, 07/15/25(b)	EUR	3,183	3,325,982
0.25%, 07/15/29(b)	EUR	1,938	1,854,667
0.50%, 07/15/26(b)	EUR	3,362	3,466,755
0.50%, 07/15/32(b)	EUR	2,941	2,681,670
0.50%, 01/15/40(b)	EUR	3,692	2,851,006
0.75%, 07/15/27(b)	EUR	2,723	2,785,770
0.75%, 07/15/28(b)	EUR	1,456	1,465,269
2.00%, 07/15/24(b)	EUR	3,748	4,088,211
2.00%, 01/15/54(b)	EUR	1,572	1,490,374
2.50%, 01/15/33(b)	EUR	2,442	2,656,129
2.50%, 07/15/33(b)	EUR	705	763,556
2.75%, 01/15/47(b)	EUR	3,619	4,030,447
3.75%, 01/15/42(b)	EUR	3,053	3,842,814
4.00%, 01/15/37(b)	EUR	2,487	3,112,779
5.50%, 01/15/28(b)	EUR	3,605	4,476,964

			57,483,832

New Zealand — 3.1%
New Zealand Government Bond 0.25%, 05/15/28	NZD	4,697	2,405,946
0.50%, 05/15/24	NZD	5,111	3,011,868
0.50%, 05/15/26	NZD	5,754	3,183,197
1.50%, 05/15/31	NZD	5,811	2,963,905
1.75%, 05/15/41	NZD	4,586	1,925,265
2.00%, 05/15/32	NZD	6,315	3,293,816
2.75%, 04/15/25(a)	NZD	7,790	4,653,629
2.75%, 04/15/37(a)	NZD	3,580	1,863,765
2.75%, 05/15/51	NZD	3,821	1,791,829
3.00%, 04/20/29	NZD	4,703	2,744,870
3.50%, 04/14/33(a)	NZD	5,543	3,261,208
4.25%, 05/15/34	NZD	2,113	1,317,654
4.50%, 04/15/27(a)	NZD	8,204	5,145,499

Security		Par (000)	Value

New Zealand (continued)
4.50%, 05/15/30	NZD	2,585	$1,639,405

			39,201,856

Norway — 2.1%
Norway Government Bond 1.25%, 09/17/31(b)	NOK	33,966	2,743,147
1.38%, 08/19/30(b)	NOK	36,491	3,034,351
1.50%, 02/19/26(b)	NOK	42,209	3,778,434
1.75%, 03/13/25(b)	NOK	44,725	4,073,368
1.75%, 02/17/27(b)	NOK	25,870	2,305,883
1.75%, 09/06/29(b)	NOK	36,113	3,123,995
2.00%, 04/26/28(b)	NOK	33,487	2,978,843
2.13%, 05/18/32(b)	NOK	21,440	1,849,501
3.00%, 08/15/33(b)	NOK	26,568	2,455,179

			26,342,701

Singapore — 4.6%
Singapore Government Bond 0.50%, 11/01/25	SGD	3,589	2,528,963
1.25%, 11/01/26	SGD	2,922	2,069,915
1.63%, 07/01/31	SGD	3,325	2,278,398
1.88%, 03/01/50	SGD	2,921	1,962,511
1.88%, 10/01/51	SGD	3,272	2,203,043
2.13%, 06/01/26	SGD	4,243	3,102,778
2.25%, 08/01/36	SGD	4,089	2,930,498
2.38%, 06/01/25	SGD	6,461	4,772,042
2.38%, 07/01/39	SGD	2,989	2,174,162
2.63%, 05/01/28	SGD	3,493	2,595,084
2.63%, 08/01/32	SGD	4,265	3,160,322
2.75%, 04/01/42	SGD	2,998	2,322,841
2.75%, 03/01/46	SGD	4,956	3,877,294
2.88%, 09/01/27	SGD	1,538	1,155,722
2.88%, 07/01/29	SGD	4,757	3,576,226
2.88%, 09/01/30	SGD	4,768	3,587,211
3.00%, 09/01/24	SGD	6,663	4,969,823
3.00%, 08/01/72(a)	SGD	1,586	1,411,063
3.38%, 09/01/33	SGD	3,995	3,159,923
3.50%, 03/01/27	SGD	4,456	3,417,597

			57,255,416

Spain — 4.9%
Spain Government Bond 0.00%, 05/31/24(c)	EUR	2,161	2,301,722
0.00%, 01/31/25(c)	EUR	730	764,079
0.00%, 05/31/25(c)	EUR	1,547	1,602,549
0.00%, 01/31/26(c)	EUR	308	313,093
0.00%, 01/31/27(c)	EUR	934	921,832
0.00%, 01/31/28(c)	EUR	1,069	1,024,212
0.10%, 04/30/31(b)	EUR	1,478	1,280,201
0.25%, 07/30/24	EUR	750	797,558
0.25%, 07/30/24(b)	EUR	340	361,560
0.50%, 04/30/30(b)	EUR	1,691	1,563,264
0.50%, 10/31/31(b)	EUR	1,161	1,024,098
0.60%, 10/31/29(b)	EUR	1,288	1,215,784
0.70%, 04/30/32(b)	EUR	1,555	1,376,247
0.80%, 07/30/27(b)	EUR	687	692,441
0.80%, 07/30/29	EUR	489	469,256
1.00%, 07/30/42(b)	EUR	406	278,645
1.00%, 10/31/50(b)	EUR	1,329	769,702
1.20%, 10/31/40(b)	EUR	1,235	915,891
1.25%, 10/31/30(b)	EUR	1,612	1,553,964
1.30%, 10/31/26(b)	EUR	1,516	1,581,695

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.40%, 04/30/28(b)	EUR	1,554	$1,587,489
1.40%, 07/30/28(b)	EUR	1,817	1,847,467
1.45%, 10/31/27(b)	EUR	1,539	1,588,004
1.45%, 04/30/29(b)	EUR	1,240	1,249,383
1.45%, 10/31/71(b)	EUR	476	247,314
1.50%, 04/30/27(b)	EUR	2,098	2,187,274
1.60%, 04/30/25(b)	EUR	1,237	1,327,748
1.85%, 07/30/35(b)	EUR	1,439	1,325,400
1.90%, 10/31/52(b)	EUR	556	398,619
1.95%, 04/30/26(b)	EUR	1,504	1,610,739
1.95%, 07/30/30(b)	EUR	1,471	1,498,891
2.15%, 10/31/25(b)	EUR	1,781	1,927,906
2.35%, 07/30/33(b)	EUR	1,194	1,201,232
2.55%, 10/31/32(b)	EUR	1,085	1,122,011
2.70%, 10/31/48(b)	EUR	1,223	1,098,799
2.75%, 10/31/24(b)	EUR	2,266	2,486,369
2.90%, 10/31/46(b)	EUR	934	886,171
3.15%, 04/30/33(b)	EUR	1,144	1,237,493
3.45%, 07/30/43(b)	EUR	348	361,109
3.45%, 07/30/66(b)	EUR	825	814,852
3.80%, 04/30/24(b)	EUR	824	913,677
3.90%, 07/30/39	EUR	400	448,213
4.20%, 01/31/37(b)	EUR	1,468	1,721,035
4.65%, 07/30/25(b)	EUR	430	490,960
4.70%, 07/30/41(b)	EUR	1,413	1,744,431
4.90%, 07/30/40(b)	EUR	1,468	1,852,432
5.15%, 10/31/28(b)	EUR	1,448	1,762,463
5.15%, 10/31/44(b)	EUR	820	1,077,132
5.75%, 07/30/32	EUR	1,239	1,635,930
5.90%, 07/30/26(b)	EUR	1,663	1,995,623
6.00%, 01/31/29	EUR	1,246	1,585,374

			62,039,333

Sweden — 2.7%
Sweden Government Bond 0.13%, 05/12/31(a)	SEK	43,875	3,595,636
0.75%, 05/12/28(a)	SEK	50,410	4,527,391
0.75%, 11/12/29(a)	SEK	55,025	4,845,986
1.00%, 11/12/26(a)	SEK	64,365	5,940,066
1.75%, 11/11/33	SEK	18,630	1,717,657
2.25%, 06/01/32(a)	SEK	39,420	3,823,318
2.50%, 05/12/25(a)	SEK	60,605	5,862,257
3.50%, 03/30/39(a)	SEK	33,270	3,683,917

			33,996,228

United Kingdom — 4.7%
United Kingdom Gilt 0.13%, 01/30/26(a)	GBP	1,380	1,574,027
0.13%, 01/31/28(a)	GBP	427	454,742
0.25%, 01/31/25(a)	GBP	650	763,055
0.25%, 07/31/31(a)	GBP	1,456	1,390,121
0.38%, 10/22/26(a)	GBP	1,405	1,570,091
0.38%, 10/22/30(a)	GBP	698	692,910
0.50%, 01/31/29(a)	GBP	2,161	2,266,366
0.50%, 10/22/61(a)	GBP	1,363	572,126
0.63%, 06/07/25(a)	GBP	940	1,106,802
0.63%, 07/31/35(a)	GBP	1,333	1,151,733
0.63%, 10/22/50(a)	GBP	731	402,292
0.88%, 10/22/29(a)	GBP	1,442	1,530,613
0.88%, 07/31/33(a)	GBP	1,291	1,229,342
0.88%, 01/31/46(a)	GBP	483	319,955

Security		Par/ Shares (000)	Value

United Kingdom (continued)
1.00%, 01/31/32(a)	GBP	2,689	$2,708,252
1.13%, 01/31/39(a)	GBP	898	749,026
1.13%, 10/22/73(a)	GBP	766	398,738
1.25%, 07/22/27(a)	GBP	950	1,082,282
1.25%, 10/22/41(a)	GBP	1,404	1,126,442
1.25%, 07/31/51(a)	GBP	1,461	977,546
1.50%, 07/22/26(a)	GBP	1,528	1,792,230
1.50%, 07/22/47(a)	GBP	1,177	893,582
1.50%, 07/31/53(a)	GBP	399	280,106
1.63%, 10/22/28(a)	GBP	322	365,177
1.63%, 10/22/54(a)	GBP	770	555,459
1.63%, 10/22/71(a)	GBP	600	394,594
1.75%, 09/07/37(a)	GBP	1,331	1,270,275
1.75%, 01/22/49(a)	GBP	925	734,580
1.75%, 07/22/57(a)	GBP	783	577,432
2.00%, 09/07/25(a)	GBP	200	240,743
2.50%, 07/22/65(a)	GBP	1,035	924,655
2.75%, 09/07/24(a)	GBP	2,004	2,470,927
3.25%, 01/31/33(a)	GBP	492	594,701
3.25%, 01/22/44(a)	GBP	979	1,083,946
3.50%, 01/22/45(a)	GBP	873	1,000,704
3.50%, 07/22/68(a)	GBP	822	945,343
3.75%, 01/29/38(a)	GBP	514	628,464
3.75%, 07/22/52(a)	GBP	807	959,532
3.75%, 10/22/53(a)	GBP	527	623,761
4.00%, 01/22/60(a)	GBP	677	855,707
4.13%, 01/29/27(a)	GBP	1,489	1,882,529
4.25%, 12/07/27(a)	GBP	868	1,116,668
4.25%, 06/07/32(a)	GBP	1,059	1,395,318
4.25%, 03/07/36(a)	GBP	840	1,098,636
4.25%, 09/07/39(a)	GBP	638	822,574
4.25%, 12/07/40(a)	GBP	1,254	1,615,364
4.25%, 12/07/46(a)	GBP	788	1,010,225
4.25%, 12/07/49(a)	GBP	991	1,275,953
4.25%, 12/07/55(a)	GBP	1,153	1,504,719
4.50%, 09/07/34(a)	GBP	703	942,071
4.50%, 12/07/42(a)	GBP	1,643	2,186,413
4.75%, 12/07/30(a)	GBP	640	866,138
4.75%, 12/07/38(a)	GBP	1,064	1,456,726
5.00%, 03/07/25(a)	GBP	834	1,064,758
6.00%, 12/07/28(a)	GBP	652	915,353

			58,411,824

Total Long-Term Investments — 99.2% (Cost: $1,409,098,374)			1,240,980,419

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)		500	500,000

Total Short-Term Securities — 0.0% (Cost: $500,000)			500,000

Total Investments — 99.2% (Cost: $1,409,598,374)			1,241,480,419

Other Assets Less Liabilities — 0.8%			10,045,831

Net Assets — 100.0%			$1,251,526,250

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Treasury Bond ETF

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$370,000	$130,000	(a)	$—	$—	$—	$500,000	500	$16,151	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Foreign Government and Agency Obligations	$—	$1,240,980,419	$—	$1,240,980,419
Short-Term Securities
Money Market Funds	500,000	—	—	500,000

	$500,000	$1,240,980,419	$—	$1,241,480,419

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$66,547,567	$1,240,980,419
Investments, at value — affiliated(b)	30,000	500,000
Cash	388	5,675
Foreign currency, at value(c)	239,237	5,065,532
Receivables:
Investments sold	4,472,037	18,965,861
Capital shares sold	207,209	—
Dividends — affiliated	111	1,003
Interest — unaffiliated	376,921	8,941,127

Total assets	71,873,470	1,274,459,617

LIABILITIES
Payables:
Investments purchased	4,743,357	22,574,296
Investment advisory fees	18,233	359,071

Total liabilities	4,761,590	22,933,367

NET ASSETS	$67,111,880	$1,251,526,250

NET ASSETS CONSIST OF
Paid-in capital	$79,766,369	$1,493,233,633
Accumulated loss	(12,654,489)	(241,707,383)

NET ASSETS	$67,111,880	$1,251,526,250

NET ASSETVALUE
Shares outstanding	950,000	31,050,000

Net asset value	$70.64	$40.31

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$67,715,544	$1,409,098,374
(b) Investments, at cost — affiliated	$30,000	$500,000
(c) Foreign currency, at cost	$240,207	$5,089,786
See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$210	$16,151
Interest — unaffiliated	308,292	8,188,877

Total investment income	308,502	8,205,028

EXPENSES
Investment advisory	103,126	1,990,084

Total expenses	103,126	1,990,084

Net investment income	205,376	6,214,944

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,810,127)	(43,486,542)
Foreign currency transactions	19,577	472,810
In-kind redemptions — unaffiliated(a)	—	(8,089,288)

	(2,790,550)	(51,103,020)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,560,043	134,718,756
Foreign currency translations	25,722	407,325

	7,585,765	135,126,081

Net realized and unrealized gain	4,795,215	84,023,061

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,000,591	$90,238,005

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF			iShares International Treasury Bond ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$205,376	$(233,250)	$6,214,944	$2,748,672
Net realized loss	(2,790,550)	(4,722,865)	(51,103,020)	(59,725,111)
Net change in unrealized appreciation (depreciation)	7,585,765	(8,339,810)	135,126,081	(283,541,497)

Net increase (decrease) in net assets resulting from operations	5,000,591	(13,295,925)	90,238,005	(340,517,936)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(958,072)	(1,281,031)	(4,625,904)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,067,939	(6,994,582)	246,211,380	78,292,063

NET ASSETS
Total increase (decrease) in net assets	12,068,530	(21,248,579)	335,168,354	(266,851,777)
Beginning of period	55,043,350	76,291,929	916,357,896	1,183,209,673

End of period	$67,111,880	$55,043,350	$1,251,526,250	$916,357,896

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19		Year Ended 10/31/18

Net asset value, beginning of period	$64.76		$80.31	$81.34	$78.93	$80.16		$82.78

Net investment income (loss)(a)	0.24		(0.25)	(0.49)	(0.14)	(0.00	)(b)	(0.06)
Net realized and unrealized gain (loss)(c)	5.64		(14.29)	(0.54)	2.55	0.20		(2.17)

Net increase (decrease) from investment operations	5.88		(14.54)	(1.03)	2.41	0.20		(2.23)

Distributions from net investment income(d)	—		(1.01)	—	—	(1.43)		(0.39)

Net asset value, end of period	$70.64		$64.76	$80.31	$81.34	$78.93		$80.16

Total Return(e)
Based on net asset value	9.07	%(f)	(18.32)%	(1.27)%	3.05%	0.25%		(2.71)%

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35%	0.35%		0.35%

Total expenses after fees waived	0.35	%(h)	0.35%	0.35%	0.17%	0.09%		0.01%

Net investment income (loss)	0.70	%(h)	(0.35)%	(0.59)%	(0.18)%	(0.01)%		(0.07)%

Supplemental Data
Net assets, end of period (000)	$67,112		$55,043	$76,292	$56,937	$67,090		$76,156

Portfolio turnover rate(i)		41%	69%	60%	71%	56%		47%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$36.88		$51.00	$52.95	$50.76	$47.45	$48.72

Net investment income(a)	0.21		0.11	0.08	0.21	0.30	0.33
Net realized and unrealized gain (loss)(b)	3.26		(14.03)	(2.03)	2.10	3.16	(1.58)

Net increase (decrease) from investment operations	3.47		(13.92)	(1.95)	2.31	3.46	(1.25)

Distributions from net investment income(c)		(0.04)	(0.20)	—	(0.12)	(0.15)	(0.02)

Net asset value, end of period	$40.31		$36.88	$51.00	$52.95	$50.76	$47.45

Total Return(d)
Based on net asset value	9.42	%(e)	(27.42)%	(3.68)%	4.57%	7.31%	(2.57)%

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	1.09	%(g)	0.26%	0.14%	0.41%	0.62%	0.66%

Supplemental Data
Net assets, end of period (000)	$1,251,526		$916,358	$1,183,210	$1,082,929	$903,457	$851,684

Portfolio turnover rate(h)		21%	24%	21%	41%	9%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.     ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

2.     SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

3.     INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$24,415,448	$24,060,053
International Treasury Bond	258,590,667	231,977,000

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$ 7,007,309	$—
International Treasury Bond	388,927,222	160,081,036

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had qualified late-year losses and non-expiring capital loss carryforwards as follows. Non-expiring capital loss carryforwards are available to offset future realized capital gains.

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Losses
1-3 Year International Treasury Bond	$ 8,404,881	$213,693
International Treasury Bond	20,331,032	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$68,036,773	$952,894	$(2,412,100)	$(1,459,206)
International Treasury Bond	1,416,817,691	5,758,363	(181,095,635)	(175,337,272)

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount

1-3 Year International Treasury Bond
Shares sold	100,000	$7,067,939	—	$—
Shares redeemed	—	—	(100,000)	(6,994,582)

	100,000	$7,067,939	(100,000)	$(6,994,582)

International Treasury Bond
Shares sold	10,550,000	$415,984,078	5,050,000	$224,304,765
Shares redeemed	(4,350,000)	(169,772,698)	(3,400,000)	(146,012,702)

	6,200,000	$246,211,380	1,650,000	$78,292,063

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	29

Glossary of Terms Used in this Report

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

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30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1003-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | BEMB | Cboe BZX

•  iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of April 30, 2023	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Investment Objective

The iShares J.P. Morgan Broad USD Emerging Markets Bond ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds issued by emerging market sovereign, quasi-sovereign, and corporate entities, as represented by the J.P. Morgan EM Sovereign and Corporate Credit Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in that Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	2.22%
Fund Market	3.10
Index	1.93

The inception date of the Fund was February 22, 2023. The first day of secondary market trading was February 24, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (02/22/23)	(a)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,022.20	$ 0.33		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 67/365 for actual expenses and 181/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aa	7.1%
A	16.1
Baa	34.8
Ba	14.7
B	10.4
Caa	1.8
Ca	0.6
Not Rated	14.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	9.6%
Brazil	4.7
Mexico	4.6
Saudi Arabia	4.4
Qatar	3.9
Indonesia	3.8
Turkey	3.8
United Arab Emirates	3.6
India	3.3
Philippines	3.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Investment Objective

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	10.58%	(1.54)%	(0.44)%	1.17%	(1.54)%	(2.18)%	12.38%
Fund Market	11.92	(0.46)	(0.29)	1.18	(0.46)	(1.43)	12.41
Index	10.73	(1.17)	(0.21)	1.61	(1.17)	(1.05)	17.29

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,105.80	$ 2.04		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aa	6.3%
A	14.9
Baa	32.1
Ba	16.7
B	14.1
Caa	3.1
Ca	1.4
Not Rated	11.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Mexico	5.9%
Saudi Arabia	5.7
Indonesia	5.4
Turkey	5.1
United Arab Emirates	4.8
Qatar	4.4
China	3.9
Philippines	3.8
Brazil	3.8
Oman	3.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 0.4%
Anglo American Capital PLC, 2.88%, 03/17/31 (Call 12/17/30)(a)	$200	$168,475

Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	200	204,975

Brazil — 3.4%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)	200	162,000
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (Call 10/10/27)(a)	200	182,440
Itau Unibanco Holding SA/Cayman Island, 7.86%, (Call 09/19/23), (5-year CMT + 3.863%)(a)(b)(c)	200	191,990
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc. 3.00%, 05/15/32 (Call 02/15/32)(a)	100	78,718
5.75%, 04/01/33 (Call 01/01/33)(a)	100	95,835
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	200	165,725
Petrobras Global Finance BV 5.09%, 01/15/30	100	94,144
6.90%, 03/19/49	100	91,894
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	200	187,200
Vale Overseas Ltd., 8.25%, 01/17/34	100	116,425

		1,366,371

Chile — 1.5%
Colbun SA, 3.15%, 03/06/30 (Call 12/06/29)(a)	200	174,725
Corp. Nacional del Cobre de Chile, 4.50%, 08/01/47 (Call 02/01/47)(a)	200	170,663
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	100	97,331
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(a)	50	52,478
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(a)	150	121,481

		616,678

China — 9.0%
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	200	150,475
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (Call 05/28/34)	200	188,662
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30 (Call 12/18/29)(a)	200	165,163
China Construction Bank Corp., 2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.15%)(a)(c)	200	188,975
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)	300	270,525
CNAC HK Finbridge Co. Ltd., 4.13%, 07/19/27(a)	200	190,475
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26), (5-year CMT + 5.584%)(a)(b)(c)	200	179,600
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	177	153,723
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	175,975
ICBCIL Finance Co. Ltd., 2.13%, 01/27/25(a)	200	190,412
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(a)	200	184,662
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 04/26/24)(a)	200	183,750
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	168,288
Prosus NV, 4.19%, 01/19/32 (Call 10/19/31)(a)	300	253,500
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	45,125
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	50	39,900
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(a)	200	181,037
Tencent Holdings Ltd., 2.88%, 04/22/31 (Call 01/22/31)(a)	200	173,038
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(a)	200	187,600
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	200	178,788
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	186,725

		3,636,398

Security	Par (000)	Value

Colombia — 1.1%
Bancolombia SA, 6.91%, 10/18/27, (5-year CMT + 2.929%)(c)	$200	$187,000
Ecopetrol SA 4.63%, 11/02/31 (Call 08/02/31)	100	74,300
6.88%, 04/29/30 (Call 01/29/30)	100	89,125
8.88%, 01/13/33 (Call 10/13/32)	100	96,688

		447,113

Egypt — 0.3%
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)	150	119,250

Ghana — 0.4%
Tullow Oil PLC, 10.25%, 05/15/26 (Call 05/15/23)(a)	200	155,038

Guatemala — 0.4%
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	200	164,475

India — 2.7%
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	200	185,975
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/24)(a)	188	169,059
JSW Steel Ltd., 3.95%, 04/05/27 (Call 10/05/26)(a)	200	175,600
Network i2i Ltd., 5.65%, (Call 01/11/25), (5-year CMT + 4.274%)(a)(b)(c)	200	191,725
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	180,020
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	209,266

		1,111,645

Indonesia — 1.4%
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/14/32)(a)	200	192,287
Minejesa Capital BV, 4.63%, 08/10/30(a)	200	176,375
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	190,475

		559,137

Israel — 1.7%
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(d)	50	43,338
Israel Electric Corp. Ltd., 4.25%, 08/14/28(d)	200	190,787
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26	250	225,312
4.10%, 10/01/46	100	66,093
5.13%, 05/09/29 (Call 02/09/29)	200	185,500

		711,030

Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33 (Call 10/14/32)(a)	200	153,413

Kuwait — 1.1%
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(a)	200	176,850
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(d)	100	94,706
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(b)(c)	200	183,850

		455,406

Macau — 1.5%
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 05/09/23)(a)	200	190,750
Sands China Ltd., 3.35%, 03/08/29 (Call 01/08/29)	300	251,587
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	200	173,875

		616,212

Malaysia — 2.3%
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(a)	200	171,537
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	188,240
Petronas Capital Ltd. 2.48%, 01/28/32 (Call 10/28/31)(a)	200	171,250
4.55%, 04/21/50 (Call 10/21/49)(a)	200	187,000
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(a)	200	200,475

		918,502

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico — 3.0%
America Movil SAB de CV, 4.70%, 07/21/32 (Call 04/21/32)	$200	$198,225
BBVA Bancomer SA/Texas, 5.13%, 01/18/33 (Call 01/18/28), (5-year CMT + 2.650%)(a)(c)	200	176,412
Cemex SAB de CV, 3.88%, 07/11/31 (Call 07/11/26)(a)	200	166,537
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	150	118,809
Grupo Televisa SAB, 6.63%, 01/15/40	50	53,063
Petroleos Mexicanos 6.70%, 02/16/32 (Call 11/16/31)	100	76,813
6.75%, 09/21/47	200	123,100
6.88%, 08/04/26	100	93,775
7.69%, 01/23/50 (Call 07/23/49)	100	66,625
8.75%, 06/02/29 (Call 04/02/29)	100	91,563
Southern Copper Corp., 6.75%, 04/16/40	50	55,925

		1,220,847

Morocco — 0.5%
OCP SA, 6.88%, 04/25/44(a)	200	184,413

Panama — 0.4%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)	200	173,500

Paraguay — 0.5%
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/24)	200	184,100

Peru — 1.0%
Banco de Credito del Peru SA, 3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(c)	100	91,738
Consorcio Transmantaro SA, 4.70%, 04/16/34 (Call 01/16/34)(a)	200	182,912
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	148,219

		422,869

Philippines — 0.4%
SMC Global Power Holdings Corp., 7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(b)(c)	200	171,200

Qatar — 1.3%
Qatar Petroleum, 3.13%, 07/12/41 (Call 01/12/41)(a)	200	157,475
QNB Finance Ltd., 1.38%, 01/26/26(a)	200	182,162
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(a)	200	177,413

		517,050

Saudi Arabia — 1.4%
Gaci First Investment Co., 5.25%, 10/13/32 (Call 07/13/32)(a)	200	209,412
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25), (5-year CMT + 1.791%)(a)(c)	200	190,162
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	176,538

		576,112

Singapore — 1.8%
BOC Aviation Ltd., 3.50%, 09/18/27 (Call 06/18/27)(a)	200	189,475
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	200	193,688
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(c)	200	183,344
United Overseas Bank Ltd., 2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(c)	200	177,100

		743,607

South Africa — 0.5%
Sasol Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	200	184,350

South Korea — 2.4%
POSCO, 5.75%, 01/17/28(a)	200	207,600
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	178,100

Security	Par (000)	Value

South Korea (continued)
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23), (5-year CMT + 3.051%)(a)(b)(c)	$200	$197,787
SK Hynix Inc., 6.38%, 01/17/28(d)	200	200,712
Woori Bank, 4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(b)(c)	200	189,850

		974,049

Taiwan — 1.5%
TSMC Arizona Corp. 3.13%, 10/25/41 (Call 04/25/41)	200	161,932
3.88%, 04/22/27 (Call 03/22/27)	300	294,337
TSMC Global Ltd., 2.25%, 04/23/31 (Call 01/23/31)(a)	200	168,510

		624,779

Thailand — 1.2%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(c)	200	171,913
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(c)	200	179,225
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(a)	200	128,725

		479,863

Turkey — 0.4%
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(c)	200	180,725

United Arab Emirates — 1.7%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	115,144
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	111,675
Energean Israel Finance Ltd., 4.88%, 03/30/26 (Call 12/30/25)(d)	50	45,884
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(b)(c)	200	188,913
MDGH GMTN RSC Ltd., 5.50%, 04/28/33 (Call 01/28/33)(a)	200	216,037
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/24)	20	18,123

		695,776

United Kingdom — 1.5%
Standard Chartered PLC
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(c)	200	186,533
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(c)	200	202,024
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(c)	200	203,840

		592,397

Zambia — 0.5%
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Call 03/01/24)(a)	200	195,500

Total Corporate Bonds & Notes — 48.1% (Cost: $19,349,248)		19,525,255

Foreign Government and Agency Obligations(e)

Angola — 0.6%
Angolan Government International Bond, 8.75%, 04/14/32(a)	300	248,119

Argentina — 0.8%
Argentine Republic Government International Bond 0.50%, 07/09/30 (Call 05/29/23)(f)	330	80,190
1.00%, 07/09/29 (Call 05/30/23)	50	11,853
1.50%, 07/09/35 (Call 05/29/23)(f)	420	93,397
1.50%, 07/09/46 (Call 05/29/23)(f)	50	11,463
3.50%, 07/09/41 (Call 05/29/23)(f)	220	54,973
3.88%, 01/09/38 (Call 05/29/23)(f)	225	62,128

		314,004

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain — 1.9%
Bahrain Government International Bond 5.63%, 09/30/31(a)	$200	$184,413
5.63%, 05/18/34(a)	200	174,975
7.38%, 05/14/30(a)	200	205,600
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	200	205,912

		770,900

Brazil — 1.2%
Brazilian Government International Bond 2.88%, 06/06/25	200	191,225
5.63%, 02/21/47	200	169,100
8.25%, 01/20/34	100	115,175

		475,500

Chile — 1.3%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)	200	175,662
4.00%, 01/31/52 (Call 07/31/51)	200	165,913
4.34%, 03/07/42 (Call 09/07/41)	200	181,662

		523,237

China — 0.4%
China Government International Bond, 1.75%, 10/26/31	200	174,663

Colombia — 1.5%
Colombia Government International Bond 4.13%, 02/22/42 (Call 08/22/41)	200	123,913
4.13%, 05/15/51 (Call 11/15/50)	200	117,663
6.13%, 01/18/41	200	157,162
8.00%, 04/20/33 (Call 01/20/33)	200	199,162

		597,900

Costa Rica — 0.5%
Costa Rica Government International Bond, 6.13%, 02/19/31(a)	200	201,288

Dominican Republic — 2.2%
Dominican Republic International Bond 4.88%, 09/23/32(a)	150	128,934
5.30%, 01/21/41(a)	150	118,388
5.50%, 02/22/29 (Call 12/22/28)(a)	200	190,288
6.40%, 06/05/49(a)	150	125,606
6.85%, 01/27/45(a)	100	89,800
6.88%, 01/29/26(a)	150	152,653
7.45%, 04/30/44(a)	100	96,831

		902,500

Ecuador — 0.7%
Ecuador Government International Bond 0.00%, 07/31/30(a)(g)	25	7,630
1.50%, 07/31/40(a)(f)	150	48,778
2.50%, 07/31/35(a)(f)	350	127,816
5.50%, 07/31/30(a)(f)	155	81,452

		265,676

Egypt — 1.5%
Egypt Government International Bond 6.59%, 02/21/28(a)	200	122,787
7.60%, 03/01/29(a)	200	122,163
7.63%, 05/29/32(a)	200	111,475
8.88%, 05/29/50(a)	200	105,850
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(d)	200	164,162

		626,437

Security	Par (000)	Value

El Salvador — 0.2%
El Salvador Government International Bond, 7.12%, 01/20/50(Call 07/06/49)(a)	$150	$72,731

Ghana — 0.3%
Ghana Government International Bond, 8.13%, 03/26/32(a)(h)(i)	300	108,619

Hungary — 1.2%
Hungary Government International Bond 5.25%, 06/16/29(a)	300	296,681
6.75%, 09/25/52(a)	200	207,788

		504,469

India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	178,663

Indonesia — 2.3%
Indonesia Government International Bond 3.70%, 10/30/49	200	160,975
3.85%, 10/15/30	200	192,225
4.55%, 01/11/28 (Call 12/11/27)	200	200,975
4.85%, 01/11/33 (Call 10/11/32)	200	202,850
Perusahaan Penerbit SBSN Indonesia III, 1.50%, 06/09/26(a)	200	183,412

		940,437

Jamaica — 0.6%
Jamaica Government International Bond, 8.00%, 03/15/39	200	241,725

Jordan — 0.4%
Jordan Government International Bond, 5.85%, 07/07/30(a)	200	179,163

Kazakhstan — 1.0%
Kazakhstan Government International Bond 5.13%, 07/21/25(a)	200	205,725
6.50%, 07/21/45(a)	200	212,162

		417,887

Kenya — 0.4%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(a)	200	149,225

Kuwait — 0.5%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	200	196,538

Lebanon — 0.1%
Lebanon Government International Bond 6.60%, 11/27/26(a)(h)(i)	200	11,412
6.65%, 02/26/30(a)(h)(i)	150	8,466

		19,878

Mexico — 1.5%
Mexico Government International Bond 4.28%, 08/14/41 (Call 02/14/41)	200	167,663
5.00%, 04/27/51 (Call 10/27/50)	200	175,287
5.55%, 01/21/45	50	48,166
6.35%, 02/09/35 (Call 11/09/34)	200	214,037

		605,153

Nigeria — 1.1%
Nigeria Government International Bond 7.70%, 02/23/38(a)	200	131,413
8.38%, 03/24/29(a)	200	162,537
8.75%, 01/21/31(a)	200	158,350

		452,300

Oman — 2.7%
Oman Government International Bond 5.63%, 01/17/28(a)	500	502,906

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
6.00%, 08/01/29(a)	$200	$204,037
6.75%, 10/28/27(a)	200	210,475
6.75%, 01/17/48(a)	200	193,038

		1,110,456

Pakistan — 0.2%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	84,788

Panama — 2.1%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	300	231,525
3.16%, 01/23/30 (Call 10/23/29)	200	176,662
3.87%, 07/23/60 (Call 01/23/60)	200	133,725
4.50%, 05/15/47 (Call 11/15/46)	200	160,288
4.50%, 04/16/50 (Call 10/16/49)	200	156,225

		858,425

Peru — 1.8%
Peruvian Government International Bond 2.78%, 01/23/31 (Call 10/23/30)	200	173,162
3.00%, 01/15/34 (Call 10/15/33)	100	83,644
3.60%, 01/15/72 (Call 07/15/71)	100	68,675
5.63%, 11/18/50	200	206,850
7.35%, 07/21/25	200	210,725

		743,056

Philippines — 2.7%
Philippine Government International Bond 1.65%, 06/10/31	200	161,850
3.00%, 02/01/28	200	188,913
3.20%, 07/06/46	200	151,225
3.75%, 01/14/29	200	193,162
3.95%, 01/20/40	200	175,225
6.38%, 10/23/34	100	113,050
10.63%, 03/16/25	100	111,425

		1,094,850

Poland — 1.0%
Republic of Poland Government International Bond 3.25%, 04/06/26	60	58,511
4.88%, 10/04/33 (Call 07/04/33)	100	101,519
5.50%, 11/16/27 (Call 08/16/27)	70	73,229
5.50%, 04/04/53 (Call 10/04/52)	87	90,333
5.75%, 11/16/32 (Call 08/16/32)	70	75,766

		399,358

Qatar — 2.5%
Qatar Government International Bond 3.40%, 04/16/25(a)	300	293,775
3.75%, 04/16/30(a)	200	198,038
4.40%, 04/16/50(a)	200	187,475
5.10%, 04/23/48(a)	200	205,037
9.75%, 06/15/30(a)	100	134,456

		1,018,781

Romania — 1.3%
Romanian Government International Bond 3.00%, 02/14/31(a)	100	83,456
3.63%, 03/27/32(a)	100	85,425
5.25%, 11/25/27(a)	150	148,012
6.13%, 01/22/44(a)	100	96,238
7.63%, 01/17/53(a)	100	107,688

		520,819

Security	Par (000)	Value

Saudi Arabia — 2.9%
Saudi Government International Bond 3.25%, 10/26/26(a)	$200	$193,975
3.63%, 03/04/28(a)	200	194,100
4.38%, 04/16/29(a)	200	201,787
4.50%, 10/26/46(a)	200	179,663
5.00%, 04/17/49(a)	200	189,475
5.50%, 10/25/32(a)	200	216,412

		1,175,412

South Africa — 1.3%
Republic of South Africa Government International Bond 4.85%, 09/27/27	200	190,037
5.00%, 10/12/46	200	135,975
5.88%, 04/20/32	200	181,538

		507,550

South Korea — 0.5%
Korea Gas Corp., 3.88%, 07/13/27(a)	200	196,710

Sri Lanka — 0.3%
Sri Lanka Government International Bond, 6.20%, 05/11/27(a)(h)(i)	400	130,950

Supranational — 0.8%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	163,500
African Export-Import Bank (The), 3.99%, 09/21/29(Call 06/23/29)(a)	200	169,250

		332,750

Turkey — 3.2%
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25(a)	200	204,662
Turkey Government International Bond 4.25%, 03/13/25	200	185,475
4.75%, 01/26/26	200	182,037
5.25%, 03/13/30	200	164,225
5.75%, 05/11/47	200	141,975
6.00%, 03/25/27	200	183,475
8.00%, 02/14/34	50	49,588
9.38%, 01/19/33	200	201,475

		1,312,912

Ukraine — 0.3%
Ukraine Government International Bond 7.25%, 03/15/35(a)(h)(i)	200	32,413
7.75%, 09/01/26(a)(h)(i)	150	25,528
7.75%, 09/01/28(a)(h)(i)	100	17,238
9.75%, 11/01/30(a)(h)(i)	200	35,537

		110,716

United Arab Emirates — 1.8%
Abu Dhabi Government International Bond 1.88%, 09/15/31(a)	200	171,100
3.13%, 10/11/27(a)	200	193,038
4.13%, 10/11/47(a)	200	180,975
UAE International Government Bond, 4.05%, 07/07/32(a)	200	200,912

		746,025

Uruguay — 1.3%
Uruguay Government International Bond 4.38%, 10/27/27	110	110,914
4.38%, 01/23/31 (Call 10/23/30)	100	100,800
4.98%, 04/20/55	110	110,468

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Uruguay (continued)
5.10%, 06/18/50	$200	$204,850

		527,032

Total Foreign Government and Agency Obligations — 49.3% (Cost: $19,953,044)		20,037,602

Total Long-Term Investments — 97.4% (Cost: $39,302,292)		39,562,857

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(j)(k)	680	680,000

Total Short-Term Securities — 1.7% (Cost: $680,000)		680,000

Total Investments — 99.1% (Cost: $39,982,292)		40,242,857

Other Assets Less Liabilities — 0.9%		380,333

Net Assets — 100.0%		$40,623,190

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/22/23	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$680,000	(b)	$—	$—	$—	$680,000	680	$5,770	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$19,525,255	$—	$19,525,255
Foreign Government and Agency Obligations	—	20,037,602	—	20,037,602
Short-Term Securities
Money Market Funds	680,000	—	—	680,000

	$680,000	$39,562,857	$—	$40,242,857

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$51,900	$53,191,012

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	25,427	25,995,929

Chile — 1.0%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(a)	19,832	17,740,963
3.15%, 01/14/30 (Call 10/14/29)(a)	17,765	15,952,970
3.63%, 08/01/27 (Call 05/01/27)(a)	22,246	21,193,486
3.70%, 01/30/50 (Call 07/30/49)(a)	46,752	34,830,240
4.38%, 02/05/49 (Call 08/05/48)(a)	22,385	18,688,677
4.50%, 08/01/47 (Call 02/01/47)(a)	22,493	19,193,558
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(a)	17,856	15,534,720

		143,134,614

China — 2.1%
CNAC HK Finbridge Co. Ltd. 3.00%, 09/22/30(a)	16,390	13,862,867
3.38%, 06/19/24(a)	14,760	14,430,114
4.13%, 07/19/27(a)	16,809	16,008,471
5.13%, 03/14/28(a)	29,125	28,702,688
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24), (5-year CMT + 5.209%)(a)(b)(c)	14,714	14,284,535
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	15,767	15,612,286
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	24,350	23,616,456
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	16,762	16,356,569
Sinopec Group Overseas Development 2018 Ltd. 1.45%, 01/08/26 (Call 12/08/25)(a)	18,158	16,657,695
2.15%, 05/13/25 (Call 04/13/25)(a)	16,702	15,833,496
2.30%, 01/08/31 (Call 10/08/30)(a)	20,040	17,459,850
2.70%, 05/13/30 (Call 02/13/30)(a)	24,873	22,514,729
2.95%, 11/12/29 (Call 08/12/29)(a)	16,556	15,301,883
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	15,821	14,726,385
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)	600	595,613
State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/27(a)	39,730	38,669,706
State Grid Overseas Investment BVI Ltd., 1.63%, 08/05/30 (Call 05/05/30)(a)	20,214	16,920,381
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	16,371	15,683,418

		317,237,142

Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)	10,849	10,722,202
5.45%, 05/15/30 (Call 02/15/30)(a)	10,032	9,969,300
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)	11,080	10,857,015
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)	10,916	9,911,728
4.18%, 01/21/50 (Call 07/21/49)(a)	10,863	8,539,676
5.63%, 05/20/43(a)	14,999	14,284,673
6.00%, 05/03/42(a)	13,151	13,046,614
6.45%, 05/30/44(a)	15,595	16,148,622

Security	Par (000)	Value

Indonesia (continued)
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	$16,273	$15,777,691
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	10,661	7,724,561
5.25%, 10/24/42(a)	10,425	9,290,239
5.45%, 05/21/28(a)	10,506	10,671,469
6.15%, 05/21/48(a)	10,692	10,416,681

		147,360,471

Malaysia — 1.9%
Petronas Capital Ltd. 2.48%, 01/28/32 (Call 10/28/31)(a)	33,426	28,621,013
3.40%, 04/28/61 (Call 10/28/60)(a)	45,876	33,546,825
3.50%, 03/18/25(a)	38,468	37,657,768
3.50%, 04/21/30 (Call 01/21/30)(a)	58,768	55,418,224
4.50%, 03/18/45(a)	39,869	37,377,187
4.55%, 04/21/50 (Call 10/21/49)(a)	71,862	67,190,970
4.80%, 04/21/60 (Call 10/21/59)(a)	26,143	25,227,995

		285,039,982

Mexico — 2.5%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(a)	8,533	8,299,942
Comision Federal de Electricidad, 4.69%, 05/15/29 (Call 03/15/29)(a)	10,468	9,423,163
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	17,861	13,694,922
Petroleos Mexicanos
4.50%, 01/23/26	9,654	8,745,607
5.35%, 02/12/28	15,898	13,178,448
5.95%, 01/28/31 (Call 10/28/30)	32,827	24,272,284
6.35%, 02/12/48	12,889	7,549,087
6.38%, 01/23/45	10,119	6,039,778
6.49%, 01/23/27 (Call 11/23/26)	13,650	12,216,750
6.50%, 03/13/27	34,521	30,772,019
6.50%, 01/23/29	10,338	8,704,854
6.50%, 06/02/41	13,452	8,508,390
6.63%, 06/15/35	24,130	16,762,387
6.70%, 02/16/32 (Call 11/16/31)	59,063	45,367,767
6.75%, 09/21/47	48,339	29,752,655
6.84%, 01/23/30 (Call 10/23/29)	20,425	16,426,296
6.88%, 08/04/26	21,618	20,272,280
6.95%, 01/28/60 (Call 07/28/59)	32,412	19,633,569
7.69%, 01/23/50 (Call 07/23/49)	67,807	45,176,414
8.75%, 06/02/29 (Call 04/02/29)	16,553	15,156,681
10.00%, 02/07/33 (Call 11/07/32)(d)	15,527	14,393,529
10.00%, 02/07/33 (Call 11/07/32)	1,700	1,575,900

		375,922,722

Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	26,433	20,308,804
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)	20,621	16,342,143

		36,650,947

Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	21,231	15,734,188
5.63%, 06/19/47(a)	42,353	26,851,802

		42,585,990

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(a)	$19,728	$20,385,189

Qatar — 0.9%
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(a)	20,574	18,610,469
2.25%, 07/12/31 (Call 04/12/31)(a)	44,881	38,634,126
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(a)	47,823	37,654,635
3.30%, 07/12/51 (Call 01/12/51)(a)	54,842	41,347,440

		136,246,670

Saudi Arabia — 0.5%
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(a)	17,359	17,541,269
4.88%, 02/14/35 (Call 11/14/34)(a)	19,788	19,606,198
5.00%, 10/13/27 (Call 09/13/27)(a)	12,431	12,685,836
5.13%, 02/14/53 (Call 08/14/52)(a)	16,945	15,814,980
5.25%, 10/13/32 (Call 07/13/32)(a)	12,525	13,114,458

		78,762,741

South Africa — 0.5%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	24,114	22,702,969
7.13%, 02/11/25(a)	29,745	28,951,180
Transnet SOC Ltd.
8.25%, 02/06/28(d)	22,236	22,003,912
8.25%, 02/06/28(a)	3,840	3,799,920

		77,457,981

United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	24,133	22,772,502
DP World Crescent Ltd.
3.88%, 07/18/29(a)	10,508	10,004,273
4.85%, 09/26/28(a)	10,658	10,636,684
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	13,971	13,520,435
6.85%, 07/02/37(a)	19,660	21,955,305
DP World Salaam, 6.00%, (Call 10/01/25), (5-year CMT + 5.750%)(a)(b)(c)	16,524	16,487,854
MDGH GMTN RSC Ltd. 2.50%, 11/07/24 (Call 10/07/24)(a)	7,237	6,985,062
2.50%, 05/21/26 (Call 04/21/26)(a)	11,382	10,715,442
2.88%, 11/07/29 (Call 08/07/29)(a)	11,947	10,930,012
2.88%, 05/21/30 (Call 02/21/30)(a)	11,347	10,320,806
3.38%, 03/28/32 (Call 12/28/31)(a)	10,780	9,975,488
3.40%, 06/07/51 (Call 12/07/50)(a)	11,009	8,616,607
3.70%, 11/07/49 (Call 05/07/49)(a)	16,179	13,300,149
3.95%, 05/21/50 (Call 11/21/49)(a)	20,239	17,295,490
5.50%, 04/28/33 (Call 01/28/33)(a)	11,480	12,400,552

		195,916,661

Venezuela — 0.0%
Petroleos de Venezuela SA 0.00%, 02/17/22(a)(e)(f)(g)	14,002	350,058
0.00%, 05/16/24(a)(e)(f)(g)	32,388	923,041
0.00%, 04/12/37(a)(e)(f)(g)	22,444	561,105
5.38%, 04/12/27(a)(e)(f)	24,185	604,625
6.00%, 11/15/26(a)(e)(f)	30,450	867,835
9.00%, 11/17/21(a)(e)(f)	28,268	706,701

Security	Par (000)	Value

Venezuela (continued)
9.75%, 05/17/35(a)(e)(f)	$31,912	$1,148,809

		5,162,174

Total Corporate Bonds & Notes — 12.9% (Cost: $2,356,409,350)		1,941,050,225

Foreign Government and Agency Obligations(h)

Angola — 1.1%
Angolan Government International Bond 8.00%, 11/26/29(a)	44,333	37,289,595
8.25%, 05/09/28(a)	45,225	39,523,824
8.75%, 04/14/32(a)	45,458	37,596,607
9.13%, 11/26/49(a)	32,769	24,449,770
9.38%, 05/08/48(a)	46,042	35,288,315

		174,148,111

Argentina — 1.2%
Argentine Republic Government International Bond 0.50%, 07/09/30 (Call 05/29/23)(i)	189,671	46,089,991
1.00%, 07/09/29 (Call 05/30/23)	31,875	7,556,273
1.50%, 07/09/35 (Call 05/29/23)(i)	240,181	53,410,363
1.50%, 07/09/46 (Call 05/29/23)(i)	24,174	5,541,966
3.50%, 07/09/41 (Call 05/29/23)(i)	123,680	30,904,611
3.88%, 01/09/38 (Call 05/29/23)(i)	135,402	37,387,823

		180,891,027

Azerbaijan — 0.2%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	28,336	24,613,358

Bahrain — 2.8%
Bahrain Government International Bond 5.25%, 01/25/33(a)	26,334	22,734,471
5.45%, 09/16/32(a)	27,355	24,410,918
5.63%, 09/30/31(a)	26,160	24,121,155
5.63%, 05/18/34(a)	26,301	23,010,087
6.00%, 09/19/44(a)	32,530	25,552,315
6.75%, 09/20/29(a)	32,269	32,083,453
7.00%, 01/26/26(a)	29,204	29,930,450
7.00%, 10/12/28(a)	40,841	41,742,055
7.38%, 05/14/30(a)	26,391	27,129,948
7.75%, 04/18/35	24,775	24,898,875
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	26,252	27,028,075
CBB International Sukuk Programme Co. 3.88%, 05/18/29(a)	26,231	23,645,607
3.95%, 09/16/27(a)	25,876	24,829,639
4.50%, 03/30/27(a)	25,634	24,941,882
6.25%, 11/14/24(a)	23,192	23,319,556
6.25%, 10/18/30(d)	24,800	25,048,000

		424,426,486

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	25,758	14,300,520

Brazil — 3.7%
Brazilian Government International Bond 2.88%, 06/06/25	30,616	29,272,723
3.75%, 09/12/31	27,023	23,346,183
3.88%, 06/12/30	58,549	52,302,554
4.25%, 01/07/25	72,816	71,987,718
4.50%, 05/30/29 (Call 02/28/29)	34,442	32,661,779

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
4.63%, 01/13/28 (Call 10/13/27)	$52,315	$51,213,115
4.75%, 01/14/50 (Call 07/14/49)	69,298	51,011,990
5.00%, 01/27/45	53,520	42,056,685
5.63%, 01/07/41	39,296	34,808,888
5.63%, 02/21/47	47,883	40,485,076
6.00%, 04/07/26	38,084	39,471,686
6.00%, 10/20/33	30,200	29,648,850
7.13%, 01/20/37	28,843	30,822,351
8.25%, 01/20/34	24,004	27,646,607

		556,736,205

Chile — 2.3%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)	30,805	27,056,416
2.55%, 01/27/32 (Call 10/27/31)	26,191	22,782,896
2.55%, 07/27/33 (Call 04/27/33)	37,974	31,822,212
2.75%, 01/31/27 (Call 12/31/26)	26,786	25,267,569
3.10%, 05/07/41 (Call 11/07/40)	48,366	37,341,575
3.10%, 01/22/61 (Call 07/22/60)	34,599	23,177,005
3.24%, 02/06/28 (Call 11/06/27)	35,578	34,061,488
3.25%, 09/21/71 (Call 03/21/71)	17,746	11,826,600
3.50%, 01/31/34 (Call 10/31/33)	27,182	24,596,312
3.50%, 01/25/50 (Call 07/25/49)	40,503	31,169,590
3.50%, 04/15/53 (Call 10/15/52)	26,477	20,210,225
3.86%, 06/21/47	22,820	18,987,666
4.00%, 01/31/52 (Call 07/31/51)	17,414	14,446,001
4.34%, 03/07/42 (Call 09/07/41)	35,650	32,381,341

		355,126,896

China — 1.7%
China Development Bank, 1.00%, 10/27/25(a)	16,284	14,933,446
China Government International Bond 0.55%, 10/21/25(a)	37,143	33,911,559
0.75%, 10/26/24(a)	12,471	11,845,891
1.20%, 10/21/30(a)	32,230	27,351,184
1.25%, 10/26/26(a)	25,154	22,918,438
1.75%, 10/26/31(a)	16,438	14,355,511
1.95%, 12/03/24(a)	30,418	29,349,568
2.13%, 12/03/29(a)	32,771	30,053,055
2.63%, 11/02/27(a)	16,934	16,238,647
3.50%, 10/19/28(a)	16,337	16,243,062
Export-Import Bank of China (The) 2.88%, 04/26/26(a)	16,340	15,689,464
3.63%, 07/31/24(a)	21,102	20,815,804

		253,705,629

Colombia — 3.0%
Colombia Government International Bond 3.00%, 01/30/30 (Call 10/30/29)	28,076	21,483,404
3.13%, 04/15/31 (Call 01/15/31)	46,066	34,097,477
3.25%, 04/22/32 (Call 01/22/32)	36,341	26,195,047
3.88%, 04/25/27 (Call 01/25/27)	33,662	30,238,995
3.88%, 02/15/61 (Call 08/15/60)	23,738	13,001,006
4.13%, 02/22/42 (Call 08/22/41)	18,028	11,169,473
4.13%, 05/15/51 (Call 11/15/50)	25,301	14,884,895
4.50%, 01/28/26 (Call 10/28/25)	27,601	26,165,748
4.50%, 03/15/29 (Call 12/15/28)	35,749	31,052,475
5.00%, 06/15/45 (Call 12/15/44)	80,304	53,743,452
5.20%, 05/15/49 (Call 11/15/48)	50,191	33,794,228
5.63%, 02/26/44 (Call 08/26/43)	45,019	32,745,695
6.13%, 01/18/41	43,597	34,259,068
7.38%, 09/18/37	32,632	30,272,298

Security	Par (000)	Value

Colombia (continued)
7.50%, 02/02/34 (Call 11/02/33)	$37,101	$35,403,629
8.00%, 04/20/33 (Call 01/20/33)	30,434	30,306,558

		458,813,448

Costa Rica — 0.8%
Costa Rica Government International Bond 6.13%, 02/19/31(a)	29,381	29,570,140
6.55%, 04/03/34 (Call 01/03/34)(d)	34,980	35,635,875
7.00%, 04/04/44(a)	25,822	25,391,096
7.16%, 03/12/45(a)	33,563	33,380,501

		123,977,612

Dominican Republic — 3.3%
Dominican Republic International Bond 4.50%, 01/30/30(a)	43,865	38,732,795
4.88%, 09/23/32(a)	67,404	57,937,951
5.30%, 01/21/41(a)	33,020	26,061,035
5.50%, 01/27/25(a)	27,960	27,668,167
5.50%, 02/22/29 (Call 12/22/28)(a)	39,143	37,242,118
5.88%, 01/30/60(a)	70,393	53,665,863
5.95%, 01/25/27(a)	37,056	36,715,548
6.00%, 07/19/28(a)	28,360	27,922,192
6.00%, 02/22/33 (Call 11/22/32)(a)	38,803	36,203,199
6.40%, 06/05/49(a)	32,919	27,565,548
6.50%, 02/15/48(a)	21,902	18,655,029
6.85%, 01/27/45(a)	43,696	39,239,008
6.88%, 01/29/26(a)	34,288	34,894,469
7.45%, 04/30/44(a)	32,922	31,878,784

		494,381,706

Ecuador — 1.1%
Ecuador Government International Bond 0.00%, 07/31/30(a)(g)	27,314	8,335,774
1.50%, 07/31/40(a)(i)	89,053	28,958,893
2.50%, 07/31/35(a)(i)	221,176	80,770,608
5.50%, 07/31/30(a)(i)	95,978	50,436,719

		168,501,994

Egypt — 2.1%
Egypt Government International Bond 5.75%, 05/29/24(a)	2,000	1,659,125
5.80%, 09/30/27(a)	26,485	16,243,582
5.88%, 06/11/25(a)	33,372	23,950,667
5.88%, 02/16/31(a)	33,109	17,616,057
6.59%, 02/21/28(a)	27,694	17,002,385
7.05%, 01/15/32(a)	24,720	13,608,360
7.30%, 09/30/33(a)	26,512	14,255,171
7.50%, 01/31/27(a)	46,151	30,872,135
7.50%, 02/16/61(a)	35,161	17,510,178
7.60%, 03/01/29(a)	38,142	23,297,610
7.63%, 05/29/32(a)	39,481	22,005,722
7.90%, 02/21/48(a)	35,338	17,708,755
8.50%, 01/31/47(a)	58,059	30,564,435
8.70%, 03/01/49(a)	35,351	18,698,470
8.88%, 05/29/50(a)	44,394	23,495,524
Egyptian Financial Co. for Sovereign Taskeek (The) 10.88%, 02/28/26(d)	33,984	27,894,492
10.88%, 02/28/26(a)	1,400	1,149,138

		317,531,806

El Salvador — 0.3%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/06/49)(a)	28,771	13,950,339
7.65%, 06/15/35(a)	25,683	12,846,315

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

El Salvador (continued)
9.50%, 07/15/52 (Call 01/15/52)(a)	$26,119	$14,267,504

		41,064,158

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	25,577	17,788,804

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	26,197	19,325,199

Ghana — 0.7%
Ghana Government International Bond 6.38%, 02/11/27(a)(e)(f)	32,966	12,255,110
7.63%, 05/16/29(a)(e)(f)	25,897	9,416,797
7.75%, 04/07/29(a)(e)(f)	26,147	9,556,729
7.88%, 02/11/35(a)(e)(f)	25,640	9,291,295
8.13%, 01/18/26(a)(e)(f)	24,523	9,706,335
8.13%, 03/26/32(a)(e)(f)	30,610	11,082,733
8.63%, 04/07/34(a)(e)(f)	26,423	9,558,520
8.63%, 06/16/49(a)(e)(f)	26,231	8,939,853
8.95%, 03/26/51(a)(e)(f)	26,282	9,096,857
10.75%, 10/14/30(a)(e)(f)	26,372	17,773,080

		106,677,309

Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(a)	36,376	34,097,953

Hungary — 2.3%
Hungary Government International Bond 2.13%, 09/22/31(a)	58,503	45,533,616
3.13%, 09/21/51(a)	52,283	32,310,894
5.25%, 06/16/29(a)	44,645	44,151,115
5.50%, 06/16/34(a)	32,648	31,960,352
6.13%, 05/22/28(a)	42,807	44,353,403
6.25%, 09/22/32(a)	46,888	48,611,134
6.75%, 09/25/52(a)	33,457	34,759,732
7.63%, 03/29/41	43,010	48,931,939
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(Call 11/04/27)	10,775	10,849,078

		341,461,263

India — 0.8%
Export-Import Bank of India 2.25%, 01/13/31(a)	26,214	21,426,668
3.25%, 01/15/30(a)	25,134	22,452,517
3.38%, 08/05/26(a)	26,221	24,825,125
3.88%, 02/01/28(a)	25,788	24,517,296
5.50%, 01/18/33(a)	27,791	28,215,369

		121,436,975

Indonesia — 4.3%
Indonesia Government International Bond 1.85%, 03/12/31	10,987	9,045,734
2.15%, 07/28/31 (Call 04/28/31)	13,710	11,501,833
2.85%, 02/14/30	14,097	12,817,697
3.05%, 03/12/51	20,623	15,264,887
3.50%, 01/11/28	13,587	13,084,281
3.55%, 03/31/32 (Call 12/31/31)	10,756	9,995,013
3.70%, 10/30/49	10,897	8,770,723
3.85%, 07/18/27(a)	10,725	10,495,753
3.85%, 10/15/30	17,552	16,869,666
4.10%, 04/24/28	10,875	10,737,703
4.13%, 01/15/25(a)	19,544	19,449,945

Security	Par (000)	Value

Indonesia (continued)
4.20%, 10/15/50	$17,286	$15,047,463
4.35%, 01/08/27(a)	13,378	13,338,702
4.35%, 01/11/48	19,267	17,337,892
4.45%, 04/15/70	10,828	9,324,262
4.55%, 01/11/28 (Call 12/11/27)	11,068	11,121,957
4.63%, 04/15/43(a)	16,267	15,426,199
4.65%, 09/20/32 (Call 06/20/32)	15,118	15,149,181
4.75%, 01/08/26(a)	22,102	22,340,978
4.75%, 02/11/29	13,832	14,037,751
4.75%, 07/18/47(a)	10,610	10,084,805
4.85%, 01/11/33 (Call 10/11/32)	12,365	12,541,201
5.13%, 01/15/45(a)	21,661	21,631,216
5.25%, 01/17/42(a)	24,362	24,655,867
5.25%, 01/08/47(a)	16,037	16,110,169
5.35%, 02/11/49	10,793	11,021,002
5.95%, 01/08/46(a)	13,719	14,866,251
6.63%, 02/17/37(a)	15,425	17,900,713
6.75%, 01/15/44(a)	20,928	24,725,124
7.75%, 01/17/38(a)	21,308	26,985,250
8.50%, 10/12/35(a)	16,744	22,026,732
Perusahaan Penerbit SBSN Indonesia III 1.50%, 06/09/26(a)	13,671	12,537,161
2.55%, 06/09/31(a)	10,748	9,406,515
2.80%, 06/23/30(a)	10,929	9,875,718
4.15%, 03/29/27(a)	21,711	21,613,300
4.33%, 05/28/25(a)	22,672	22,690,421
4.35%, 09/10/24(a)	12,469	12,475,235
4.40%, 06/06/27(a)	19,026	19,065,241
4.40%, 03/01/28(a)	18,934	18,984,885
4.45%, 02/20/29(a)	12,935	12,998,058
4.55%, 03/29/26(a)	18,892	18,984,099
4.70%, 06/06/32(a)	16,434	16,683,591

		649,020,174

Iraq — 0.3%
Iraq International Bond, 5.80%, 01/15/28(Call 06/12/23)(a)	43,778	40,803,366

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	32,388	27,252,478

Jamaica — 0.9%
Jamaica Government International Bond 6.75%, 04/28/28	36,920	38,842,148
7.88%, 07/28/45	47,250	55,143,703
8.00%, 03/15/39	32,768	39,604,224

		133,590,075

Jordan — 0.9%
Jordan Government International Bond 5.75%, 01/31/27(a)	25,999	24,817,670
5.85%, 07/07/30(a)	32,571	29,177,509
6.13%, 01/29/26(a)	26,002	25,511,212
7.38%, 10/10/47(a)	26,164	22,015,371
7.50%, 01/13/29(d)	28,275	28,297,974

		129,819,736

Kazakhstan — 1.1%
Kazakhstan Government International Bond 3.88%, 10/14/24(a)	35,312	35,285,516
4.88%, 10/14/44(a)	26,291	24,028,331
5.13%, 07/21/25(a)	66,318	68,216,353

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kazakhstan (continued)
6.50%, 07/21/45(a)	$39,271	$41,659,167

		169,189,367

Kenya — 0.8%
Republic of Kenya Government International Bond 6.30%, 01/23/34(a)	26,786	17,407,552
6.88%, 06/24/24(a)	47,527	40,941,540
7.25%, 02/28/28(a)	26,924	20,627,149
8.00%, 05/22/32(a)	31,936	23,828,248
8.25%, 02/28/48(a)	26,675	17,702,197

		120,506,686

Kuwait — 0.7%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	116,177	114,165,686

Lebanon — 0.1%
Lebanon Government International Bond 6.00%, 01/27/23(a)(e)(f)	21,090	1,216,629
6.10%, 10/04/24(e)(f)	25,182	1,452,687
6.60%, 11/27/26(a)(e)(f)	41,968	2,394,799
6.65%, 02/26/30(a)(e)(f)	37,308	2,105,570
6.75%, 11/29/27(a)(e)(f)	27,068	1,544,568
6.85%, 03/23/27(a)(e)(f)	33,401	1,905,944
7.00%, 03/23/32(a)(e)(f)	26,698	1,523,455

		12,143,652

Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(a)	25,367	24,808,926
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	26,182	25,556,905

		50,365,831

Mexico — 3.3%
Mexico Government International Bond 2.66%, 05/24/31 (Call 02/24/31)	29,370	24,813,979
3.25%, 04/16/30 (Call 01/16/30)	19,904	17,991,972
3.50%, 02/12/34 (Call 11/12/33)	24,784	21,210,457
3.75%, 01/11/28	16,554	15,982,887
3.75%, 04/19/71 (Call 10/19/70)	26,109	17,775,334
3.77%, 05/24/61 (Call 11/24/60)	25,852	17,907,357
4.13%, 01/21/26	17,891	17,642,762
4.15%, 03/28/27	20,225	19,975,980
4.28%, 08/14/41 (Call 02/14/41)	27,468	23,026,768
4.35%, 01/15/47	6,400	5,171,200
4.40%, 02/12/52 (Call 08/12/51)	17,593	14,028,218
4.50%, 04/22/29	24,355	24,039,907
4.50%, 01/31/50 (Call 07/31/49)	13,872	11,477,346
4.60%, 01/23/46	20,803	17,484,922
4.60%, 02/10/48	12,421	10,354,456
4.75%, 04/27/32 (Call 01/27/32)	21,434	20,875,376
4.75%, 03/08/44	32,068	27,885,130
4.88%, 05/19/33 (Call 02/19/33)	19,019	18,416,335
5.00%, 04/27/51 (Call 10/27/50)	21,138	18,526,136
5.40%, 02/09/28 (Call 01/09/28)	13,650	14,074,856
5.55%, 01/21/45	23,650	22,782,341
5.75%, 10/12/2110	23,344	20,765,947
6.05%, 01/11/40	23,518	24,279,395
6.34%, 05/04/53 (Call 11/04/52)	23,136	23,853,216
6.35%, 02/09/35 (Call 11/09/34)	25,876	27,692,172
6.75%, 09/27/34	14,251	15,839,096
8.30%, 08/15/31	9,100	10,751,081

		504,624,626

Security	Par (000)	Value

Morocco — 0.7%
Morocco Government International Bond 3.00%, 12/15/32(a)	$26,765	$21,609,392
4.00%, 12/15/50(a)	33,471	22,871,153
5.95%, 03/08/28(d)	31,962	32,777,031
5.95%, 03/08/28	400	410,200
6.50%, 09/08/33(a)	400	413,825
6.50%, 09/08/33(d)	31,952	33,056,341

		111,137,942

Nigeria — 1.8%
Nigeria Government International Bond 6.13%, 09/28/28(a)	33,021	25,060,875
6.50%, 11/28/27(a)	38,974	30,955,099
7.14%, 02/23/30(a)	32,488	24,260,414
7.38%, 09/28/33(a)	39,114	26,959,324
7.63%, 11/21/25(a)	29,133	26,325,307
7.63%, 11/28/47(a)	39,719	24,670,464
7.70%, 02/23/38(a)	33,312	21,888,066
7.88%, 02/16/32(a)	39,025	28,800,450
8.25%, 09/28/51(a)	32,670	21,251,835
8.38%, 03/24/29(a)	32,680	26,558,628
8.75%, 01/21/31(a)	26,069	20,640,131

		277,370,593

Oman — 3.7%
Oman Government International Bond 4.75%, 06/15/26(a)	53,404	52,229,112
4.88%, 02/01/25(a)	25,361	25,072,519
5.38%, 03/08/27(a)	43,468	43,231,643
5.63%, 01/17/28(a)	53,090	53,398,586
6.00%, 08/01/29(a)	48,314	49,289,339
6.25%, 01/25/31(a)	36,545	37,842,347
6.50%, 03/08/47(a)	44,339	41,492,990
6.75%, 10/28/27(a)	30,688	32,295,284
6.75%, 01/17/48(a)	61,021	58,896,706
7.00%, 01/25/51(a)	22,544	22,414,372
7.38%, 10/28/32(a)	22,576	25,141,198
Oman Sovereign Sukuk Co. 4.40%, 06/01/24(a)	36,837	36,268,329
4.88%, 06/15/30(a)	39,757	40,075,056
5.93%, 10/31/25(a)	34,248	34,971,489

		552,618,970

Pakistan — 0.3%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	25,924	10,990,156
Pakistan Government International Bond 6.00%, 04/08/26(a)	34,047	12,167,547
6.88%, 12/05/27(a)	39,288	13,709,056
7.38%, 04/08/31(a)	36,785	12,352,863

		49,219,622

Panama — 2.9%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	51,836	40,004,433
3.16%, 01/23/30 (Call 10/23/29)	32,278	28,511,561
3.30%, 01/19/33 (Call 10/19/32)	20,060	16,948,193
3.75%, 03/16/25 (Call 12/16/24)	24,737	24,223,707
3.87%, 07/23/60 (Call 01/23/60)	60,802	40,653,737
3.88%, 03/17/28 (Call 12/17/27)	26,354	25,370,666
4.30%, 04/29/53	35,599	26,661,426
4.50%, 05/15/47 (Call 11/15/46)	24,104	19,317,850
4.50%, 04/16/50 (Call 10/16/49)	50,902	39,760,825

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
4.50%, 04/01/56 (Call 10/01/55)	$50,263	$38,130,768
4.50%, 01/19/63 (Call 07/19/62)	31,208	22,953,484
6.40%, 02/14/35 (Call 11/14/34)	47,838	50,582,705
6.70%, 01/26/36	41,748	44,926,066
6.85%, 03/28/54 (Call 09/28/53)	19,793	20,634,203

		438,679,624

Paraguay — 0.5%
Paraguay Government International Bond 4.95%, 04/28/31 (Call 01/28/31)(a)	25,980	25,099,927
5.40%, 03/30/50 (Call 09/30/49)(a)	30,526	26,010,060
6.10%, 08/11/44(a)	26,217	24,952,030

		76,062,017

Peru — 2.9%
Peruvian Government International Bond 1.86%, 12/01/32 (Call 09/01/32)	21,465	16,592,445
2.39%, 01/23/26 (Call 12/23/25)	21,885	20,651,233
2.78%, 01/23/31 (Call 10/23/30)	80,137	69,383,616
2.78%, 12/01/60 (Call 06/01/60)	43,447	26,578,702
3.00%, 01/15/34 (Call 10/15/33)	48,367	40,455,973
3.23%, 07/28/2121 (Call 01/28/21)	21,425	13,066,572
3.30%, 03/11/41 (Call 09/11/40)	27,161	20,910,575
3.55%, 03/10/51 (Call 09/10/50)	37,436	28,236,103
3.60%, 01/15/72 (Call 07/15/71)	18,761	12,884,117
4.13%, 08/25/27	21,625	21,270,891
5.63%, 11/18/50	53,349	55,176,203
6.55%, 03/14/37	23,584	26,278,472
7.35%, 07/21/25	32,983	34,751,713
8.75%, 11/21/33	45,276	57,862,728

		444,099,343

Philippines — 3.6%
Philippine Government International Bond 1.65%, 06/10/31	23,219	18,789,976
2.46%, 05/05/30	18,583	16,246,188
2.65%, 12/10/45	27,791	19,276,532
2.95%, 05/05/45	25,173	18,475,409
3.00%, 02/01/28	37,715	35,624,175
3.20%, 07/06/46	41,615	31,466,142
3.70%, 03/01/41	37,093	31,396,906
3.70%, 02/02/42	37,025	31,073,231
3.75%, 01/14/29	28,099	27,138,365
3.95%, 01/20/40	34,306	30,056,344
4.20%, 03/29/47	19,053	16,776,167
5.00%, 07/17/33	26,014	26,848,074
5.00%, 01/13/37	24,725	25,015,519
5.50%, 03/30/26	19,243	19,835,925
5.50%, 01/17/48	24,872	25,949,268
6.38%, 01/15/32	18,174	20,466,196
6.38%, 10/23/34	33,137	37,461,378
7.75%, 01/14/31	32,002	38,208,388
9.50%, 02/02/30	37,207	47,457,528
10.63%, 03/16/25	24,471	27,266,812

		544,828,523

Poland — 1.7%
Republic of Poland Government International Bond 3.25%, 04/06/26	44,960	43,844,430
4.88%, 10/04/33 (Call 07/04/33)	62,675	63,626,876
5.50%, 11/16/27 (Call 08/16/27)	39,525	41,348,091
5.50%, 04/04/53 (Call 10/04/52)	61,357	63,707,740

Security	Par (000)	Value

Poland (continued)
5.75%, 11/16/32 (Call 08/16/32)	$39,026	$42,240,767

		254,767,904

Qatar — 3.4%
Qatar Government International Bond 3.25%, 06/02/26(a)	48,579	47,343,272
3.40%, 04/16/25(a)	24,783	24,268,753
3.75%, 04/16/30(a)	41,134	40,730,373
4.00%, 03/14/29(a)	52,674	52,864,943
4.40%, 04/16/50(a)	65,361	61,267,767
4.50%, 04/23/28(a)	41,198	42,106,931
4.63%, 06/02/46(a)	27,502	26,853,984
4.82%, 03/14/49(a)	82,444	81,583,491
5.10%, 04/23/48(a)	81,538	83,591,738
5.75%, 01/20/42(a)	13,701	15,283,465
6.40%, 01/20/40(a)	13,471	15,990,919
9.75%, 06/15/30(a)	19,223	25,846,525

		517,732,161

Romania — 2.3%
Romanian Government International Bond 3.00%, 02/27/27(a)	34,538	31,446,849
3.00%, 02/14/31(a)	33,720	28,141,448
3.63%, 03/27/32(a)	27,764	23,717,397
4.00%, 02/14/51(a)	51,556	35,486,639
5.13%, 06/15/48(a)	30,948	26,040,808
5.25%, 11/25/27(a)	25,898	25,554,852
6.00%, 05/25/34(a)	25,930	25,626,943
6.13%, 01/22/44(a)	26,286	25,296,989
6.63%, 02/17/28(a)	37,376	38,854,688
7.13%, 01/17/33(a)	43,386	46,404,039
7.63%, 01/17/53(a)	33,180	35,730,712

		342,301,364

Saudi Arabia — 5.1%
KSA Sukuk Ltd. 2.25%, 05/17/31(a)	18,710	16,322,136
2.97%, 10/29/29(a)	23,546	21,924,269
3.63%, 04/20/27(a)	43,696	42,884,893
4.30%, 01/19/29(a)	18,530	18,631,915
5.27%, 10/25/28(a)	24,869	26,124,885
Saudi Government International Bond 2.25%, 02/02/33(a)	26,750	22,240,953
2.50%, 02/03/27(a)	12,803	12,105,237
2.75%, 02/03/32(a)	9,636	8,601,937
2.90%, 10/22/25(a)	23,683	22,895,540
3.25%, 10/26/26(a)	50,989	49,452,956
3.25%, 10/22/30(a)	13,414	12,519,454
3.25%, 11/17/51(a)	11,837	8,502,665
3.45%, 02/02/61(a)	22,240	15,996,120
3.63%, 03/04/28(a)	47,251	45,857,096
3.75%, 01/21/55(a)	27,088	20,964,419
4.00%, 04/17/25(a)	40,852	40,514,971
4.38%, 04/16/29(a)	39,593	39,946,862
4.50%, 04/17/30(a)	29,392	29,654,691
4.50%, 10/26/46(a)	63,387	56,941,334
4.50%, 04/22/60(a)	28,819	25,600,278
4.63%, 10/04/47(a)	43,656	39,707,861
4.75%, 01/18/28(a)	31,099	31,649,064
4.88%, 07/18/33(a)	36,220	37,245,479
5.00%, 04/17/49(a)	33,737	31,961,590
5.00%, 01/18/53(a)	31,219	29,566,344

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
5.25%, 01/16/50(a)	$34,411	$33,944,301
5.50%, 10/25/32(a)	23,540	25,471,751

		767,229,001

Senegal — 0.3%
Senegal Government International Bond 6.25%, 05/23/33(a)	28,413	22,300,654
6.75%, 03/13/48(a)	25,827	17,220,152

		39,520,806

Serbia — 0.3%
Serbia International Bond 2.13%, 12/01/30(a)	30,712	23,922,728
6.50%, 09/26/33(a)	26,026	26,405,004

		50,327,732

South Africa — 2.6%
Republic of South Africa Government International Bond 4.30%, 10/12/28	48,156	43,198,942
4.85%, 09/27/27	23,981	22,786,446
4.85%, 09/30/29	46,568	41,774,406
4.88%, 04/14/26	29,935	28,949,016
5.00%, 10/12/46	23,868	16,227,257
5.38%, 07/24/44	24,048	17,491,914
5.65%, 09/27/47	36,360	26,265,555
5.75%, 09/30/49	70,832	50,901,646
5.88%, 09/16/25	46,794	46,700,412
5.88%, 06/22/30	34,000	31,849,500
5.88%, 04/20/32	34,023	30,882,252
7.30%, 04/20/52	38,855	33,155,457

		390,182,803

Sri Lanka — 0.5%
Sri Lanka Government International Bond 6.20%, 05/11/27(a)(e)(f)	39,197	12,832,118
6.75%, 04/18/28(a)(e)(f)	32,527	10,668,856
6.83%, 07/18/26(a)(e)(f)	25,378	8,863,266
6.85%, 03/14/24(a)(e)(f)	24,795	8,194,748
6.85%, 11/03/25(a)(e)(f)	38,999	13,669,149
7.55%, 03/28/30(a)(e)(f)	39,550	12,972,400
7.85%, 03/14/29(a)(e)(f)	36,360	11,907,900

		79,108,437

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	25,807	25,198,923

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	25,617	13,021,441

Turkey — 5.0%
Hazine Mustesarligi Varlik Kiralama AS 4.49%, 11/25/24(a)	8,898	8,499,258
5.13%, 06/22/26(a)	26,354	23,962,374
7.25%, 02/24/27(a)	30,928	29,619,359
9.76%, 11/13/25(a)	26,058	26,665,477
Turkey Government International Bond 4.25%, 03/13/25	20,550	19,057,556
4.25%, 04/14/26	15,800	14,084,713
4.75%, 01/26/26	18,271	16,630,036
4.88%, 10/09/26	31,497	28,166,192
4.88%, 04/16/43	31,347	20,890,816
5.13%, 02/17/28	20,986	18,261,755
5.25%, 03/13/30	20,890	17,153,301

Security	Par (000)	Value

Turkey (continued)
5.60%, 11/14/24	$23,789	$22,819,598
5.75%, 05/11/47	36,175	25,679,728
5.88%, 06/26/31	17,777	14,763,799
5.95%, 01/15/31	23,649	19,788,301
6.00%, 03/25/27	33,167	30,426,577
6.00%, 01/14/41	31,300	23,500,431
6.13%, 10/24/28	28,606	25,616,673
6.35%, 08/10/24	22,684	22,199,130
6.38%, 10/14/25	26,606	25,239,117
6.50%, 09/20/33	14,967	12,654,599
6.63%, 02/17/45	31,250	24,664,062
6.75%, 05/30/40	20,039	16,110,104
6.88%, 03/17/36	28,325	24,152,373
7.25%, 03/05/38	10,700	9,531,694
7.38%, 02/05/25	34,150	33,622,809
7.63%, 04/26/29	31,545	29,815,940
8.00%, 02/14/34	15,629	15,500,061
8.60%, 09/24/27	20,931	20,836,811
9.13%, 07/13/30	26,750	26,696,500
9.38%, 03/14/29	23,597	23,800,524
9.38%, 01/19/33	27,384	27,585,957
9.88%, 01/15/28	36,643	37,794,964
11.88%, 01/15/30	15,786	18,442,981

		754,233,570

Ukraine — 0.4%
Ukraine Government International Bond 6.88%, 05/21/31(a)(e)(f)	46,244	7,465,515
7.25%, 03/15/35(a)(e)(f)	66,765	10,820,103
7.38%, 09/25/34(a)(e)(f)	77,547	12,470,527
7.75%, 09/01/25(a)(e)(f)	35,612	6,772,957
7.75%, 09/01/26(a)(e)(f)	35,156	5,983,112
7.75%, 09/01/27(a)(e)(f)	34,615	5,977,578
7.75%, 09/01/28(a)(e)(f)	34,549	5,955,384
7.75%, 09/01/29(a)(e)(f)	34,787	5,985,538
9.75%, 11/01/30(a)(e)(f)	41,552	7,383,271

		68,813,985

United Arab Emirates — 3.5%
Abu Dhabi Government International Bond 1.63%, 06/02/28(a)	23,338	20,942,938
1.70%, 03/02/31(a)	16,940	14,460,408
1.88%, 09/15/31(a)	19,864	16,993,652
2.13%, 09/30/24(a)	27,945	26,884,837
2.50%, 04/16/25(a)	32,393	31,234,950
2.50%, 09/30/29(a)	33,249	30,626,485
2.70%, 09/02/70(a)	16,600	10,429,988
3.00%, 09/15/51(a)	12,310	9,027,077
3.13%, 05/03/26(a)	27,291	26,468,859
3.13%, 10/11/27(a)	45,364	43,784,766
3.13%, 04/16/30(a)	33,246	31,683,438
3.13%, 09/30/49(a)	44,030	33,319,702
3.88%, 04/16/50(a)	43,392	37,406,616
4.13%, 10/11/47(a)	33,040	29,897,070
Emirate of Dubai Government International Bonds 3.90%, 09/09/50(a)	13,224	9,709,722
5.25%, 01/30/43(a)	10,379	9,826,318
Finance Department Government of Sharjah 4.00%, 07/28/50(a)	11,125	7,205,523
6.50%, 11/23/32(d)	11,010	11,450,400
6.50%, 11/23/32(a)	400	416,000

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
RAK Capital, 3.09%, 03/31/25(a)	$10,214	$9,855,233
Sharjah Sukuk Program Ltd. 2.94%, 06/10/27(a)	10,772	9,831,470
3.23%, 10/23/29(a)	11,263	10,043,780
3.85%, 04/03/26(a)	11,249	10,822,241
4.23%, 03/14/28(a)	12,339	11,809,194
UAE International Government Bond 2.00%, 10/19/31(a)	10,802	9,328,877
2.88%, 10/19/41(a)	11,247	8,873,180
3.25%, 10/19/61(a)	22,328	16,680,412
4.05%, 07/07/32(a)	19,593	19,682,393
4.95%, 07/07/52(a)	13,461	13,593,927

		522,289,456

Uruguay — 2.3%
Uruguay Government International Bond 4.38%, 10/27/27	37,283	37,592,950
4.38%, 01/23/31 (Call 10/23/30)	54,229	54,663,255
4.98%, 04/20/55	67,809	68,097,230
5.10%, 06/18/50	101,500	103,961,073
5.75%, 10/28/34 (Call 07/28/34)	39,795	44,179,651
7.63%, 03/21/36	27,876	35,320,584

		343,814,743

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	26,292	25,623,197

Zambia — 0.2%
Zambia Government International Bond 8.50%, 04/14/24(a)(e)(f)	25,575	11,953,116
8.97%, 07/30/27(a)(e)(f)	31,877	14,699,281

		26,652,397

Total Foreign Government and Agency Obligations — 85.3% (Cost: $16,333,729,201)		12,895,322,690

Total Long-Term Investments — 98.2% (Cost: $18,690,138,551)		14,836,372,915

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(j)(k)	33,580	$33,580,000

Total Short-Term Securities — 0.2% (Cost: $33,580,000)		33,580,000

Total Investments — 98.4% (Cost: $18,723,718,551)		14,869,952,915

Other Assets Less Liabilities — 1.6%		244,920,072

Net Assets — 100.0%		$15,114,872,987

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$122,810,000	$—	$(89,230,000	)(a)	$—	$—	$33,580,000	33,580	$1,448,308	$106

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,941,050,225	$—	$1,941,050,225
Foreign Government and Agency Obligations	—	12,895,322,690	—	12,895,322,690
Short-Term Securities
Money Market Funds	33,580,000	—	—	33,580,000

	$33,580,000	$14,836,372,915	$—	$14,869,952,915

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$39,562,857	$14,836,372,915
Investments, at value — affiliated(b)	680,000	33,580,000
Foreign currency, at value(c)	78	53,920
Receivables:
Investments sold	480,746	92,834,747
Capital shares sold	—	27,527,765
Dividends — affiliated	2,328	108,340
Interest — unaffiliated	498,937	196,703,942

Total assets	41,224,946	15,187,181,629

LIABILITIES
Bank overdraft	2,343	3,737,970
Payables:
Investments purchased	593,420	63,754,346
Investment advisory fees	5,993	4,816,326

Total liabilities	601,756	72,308,642

NET ASSETS	$40,623,190	$15,114,872,987

NET ASSETS CONSIST OF
Paid-in capital	$40,193,947	$20,741,876,821
Accumulated earnings (loss)	429,243	(5,627,003,834)

NET ASSETS	$40,623,190	$15,114,872,987

NET ASSET VALUE
Shares outstanding	800,000	176,900,000

Net asset value	$50.78	$85.44

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$39,302,292	$18,690,138,551
(b) Investments, at cost — affiliated	$680,000	$33,580,000
(c) Foreign currency, at cost	$78	$50,721

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares J.P. Morgan Broad USD Emerging Markets	iShares J.P. Morgan USD Emerging Markets
	Bond ETF (a)	Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$5,770	$1,448,308
Interest — unaffiliated	518,648	400,654,689

Total investment income	524,418	402,102,997

EXPENSES
Investment advisory	14,801	29,431,168

Total expenses	14,801	29,431,168

Less:
Investment advisory fees waived	(1,480)	—

Total expenses after fees waived	13,321	29,431,168

Net investment income	511,097	372,671,829

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(62,862)	(125,287,392)
Capital gain distributions from underlying funds — affiliated	—	106
Foreign currency transactions	—	22
In-kind redemptions — unaffiliated(b)	—	(148,160,703)

	(62,862)	(273,447,967)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	260,565	1,238,669,577
Foreign currency translations	—	4,031

	260,565	1,238,673,608

Net realized and unrealized gain	197,703	965,225,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$708,800	$1,337,897,470

(a)	For the period from February 22, 2023 (commencement of operations) to April 30, 2023.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF		iShares J.P. Morgan USD Emerging Markets Bond ETF

	Period From 02/22/23 to 04/30/23 (unaudited	(a) )	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$511,097		$372,671,829	$728,491,655
Net realized loss		(62,862)	(273,447,967)	(912,320,662)
Net change in unrealized appreciation (depreciation)	260,565		1,238,673,608	(4,367,349,345)

Net increase (decrease) in net assets resulting from operations	708,800		1,337,897,470	(4,551,178,352)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders		(279,557)	(376,024,609)	(739,764,342)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	40,193,947		483,831,004	(677,716,605)

NET ASSETS
Total increase (decrease) in net assets	40,623,190		1,445,703,865	(5,968,659,299)
Beginning of period	—		13,669,169,122	19,637,828,421

End of period	$40,623,190		$15,114,872,987	$13,669,169,122

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout the period)

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF

	Period From
	02/22/23	(a)
	to 04/30/23 (unaudited)

Net asset value, beginning of period	$50.00

Net investment income(b)	0.64
Net realized and unrealized gain(c)	0.49

Net increase from investment operations	1.13

Distributions from net investment income(d)		(0.35)

Net asset value, end of period	$50.78

Total Return(e)
Based on net asset value	2.22	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)

Total expenses after fees waived	0.18	%(h)

Net investment income	6.91	%(h)

Supplemental Data
Net assets, end of period (000)	$40,623

Portfolio turnover rate(i)		4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$79.20		$109.65	$109.82	$113.14	$104.57	$115.92

Net investment income(a)	2.09		4.17	4.32	4.63	5.25	5.07
Net realized and unrealized gain (loss)(b)	6.26		(30.34)	(0.14)	(3.39)	9.44	(11.50)

Net increase (decrease) from investment operations	8.35		(26.17)	4.18	1.24	14.69	(6.43)

Distributions from net investment income(c)		(2.11)	(4.28)	(4.35)	(4.56)	(6.12)	(4.92)

Net asset value, end of period	$85.44		$79.20	$109.65	$109.82	$113.14	$104.57

Total Return(d)
Based on net asset value	10.58	%(e)	(24.42)%	3.80%	1.20%	14.50%	(5.68)%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	4.96	%(g)	4.44%	3.86%	4.22%	4.81%	4.60%

Supplemental Data
Net assets, end of period (000)	$15,114,873		$13,669,169	$19,637,828	$17,208,257	$14,482,306	$14,744,730

Portfolio turnover rate(h)		8%	8%	7%	10%	11%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

J.P. Morgan Broad USD Emerging Markets Bond(a)	Non-diversified
J.P. Morgan USD Emerging Markets Bond	Diversified

(a)	The Fund commenced operations on February 22, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized its ability to temporarily borrow from that custodian for operational purposes. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in order to limit total annual operating expenses after fee waiver to 0.18% of average daily net assets.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended ended April 30, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

J.P. Morgan Broad USD Emerging Markets Bond	$1,480

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

J.P. Morgan Broad USD Emerging Markets Bond	$31,364,927	$1,659,917
J.P. Morgan USD Emerging Markets Bond	1,234,270,315	1,118,883,244

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

J.P. Morgan Broad USD Emerging Markets Bond	$9,558,449	$—
J.P. Morgan USD Emerging Markets Bond	5,999,065,495	5,585,230,295

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the iShares J.P. Morgan USD Emerging Markets Bond ETF had non-expiring capital loss carryforwards of $1,501,668,073 available to offset future realized capital gains.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

J.P. Morgan Broad USD Emerging Markets Bond	$39,982,417	$729,343	$(468,903)	$260,440
J.P. Morgan USD Emerging Markets Bond	18,784,498,384	28,761,533	(3,943,307,002)	(3,914,545,469)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 04/30/23

iShares ETF	Shares	Amount

J.P. Morgan Broad USD Emerging Markets Bond(a)
Shares sold	800,000	$40,193,947

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

J.P. Morgan USD Emerging Markets Bond
Shares sold	72,800,000	$6,232,002,442	101,500,000	$9,328,406,270
Shares redeemed	(68,500,000)	(5,748,171,438)	(108,000,000)	(10,006,122,875)

	4,300,000	$483,831,004	(6,500,000)	$(677,716,605)

(a)	The Fund commenced operations on February 22, 2023.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	31

Board Review and Approval of Investment Advisory Contract  (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	33

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

J.P. Morgan USD Emerging Markets Bond	$2.112966	$—	$—	$2.112966	100%	—%	—%	100%

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	35

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

JSC	Joint Stock Company

PJSC	Public Joint Stock Company

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1014-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ

•  iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca

•  iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca

•  iShares Convertible Bond ETF | ICVT | Cboe BZX

•  iShares Floating Rate Bond ETF | FLOT | Cboe BZX

•  iShares USD Green Bond ETF | BGRN | NASDAQ

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx®USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	4.20%	2.05%	1.92%	1.70%	2.05%	9.97%	17.43%
Fund Market	4.13	2.07	1.91	1.70	2.07	9.91	17.47
Index	4.22	2.08	1.97	1.78	2.08	10.23	18.39

The inception date of the Fund was October 15, 2013. The first day of secondary market trading was October 17, 2013.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,042.00	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.1%
Aa	4.6
A	48.8
Baa	42.5
Ba	0.9
Not Rated	1.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	11.8%
1-5 Years	87.9
5-10 Years	0.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF

Investment Objective

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.79%	0.40%	1.56%	1.75%	0.40%	8.04%	18.95%
Fund Market	8.90	0.80	1.62	1.70	0.80	8.36	18.42
Index	8.83	0.49	1.66	1.88	0.49	8.58	20.41

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,087.90	$ 0.78		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-5 Years	38.9%
5-10 Years	26.0
10-15 Years	6.1
15-20 Years	7.1
More than 20 Years	21.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.4%
Microsoft Corp., 2.92%, 03/17/52	0.2
Microsoft Corp., 2.53%, 06/01/50	0.2
Wells Fargo & Co., 5.01%, 04/04/51	0.2
Visa Inc., 3.15%, 12/14/25	0.2
Wells Fargo & Co., 4.90%, 07/25/33	0.2
Citigroup Inc., 4.41%, 03/31/31	0.2
Comcast Corp., 2.94%, 11/01/56	0.2
Apple Inc., 4.65%, 02/23/46	0.2
Microsoft Corp., 3.30%, 02/06/27	0.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® BB Rated Corporate Bond ETF

Investment Objective

The iShares BB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the ICE BofA BB US High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.76%	2.08%	0.46%	2.08%	1.19%
Fund Market	5.77	2.63	0.56	2.63	1.43
Index	5.73	2.13	0.63	2.13	1.62

The inception date of the Fund was October 6, 2020. The first day of secondary market trading was October 8, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,057.60	$ 0.77		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	0.2%
1-5 Years	44.3
5-10 Years	47.8
10-15 Years	2.6
15-20 Years	1.4
More than 20 Years	3.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.6
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.5
Western Digital Corp., 4.75%, 02/15/26	0.4
Nissan Motor Co. Ltd., 4.35%, 09/17/27	0.4
Tenet Healthcare Corp., 4.88%, 01/01/26	0.4
Nissan Motor Co. Ltd., 4.81%, 09/17/30	0.4
Carnival Corp., 4.00%, 08/01/28	0.4
Vodafone Group PLC, 7.00%, 04/04/79	0.4
Occidental Petroleum Corp., 6.45%, 09/15/36	0.3

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® Convertible Bond ETF

Investment Objective

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.15%	(5.82)%	9.30%	8.52%	(5.82)%	55.96%	90.96%
Fund Market	2.27	(5.56)	9.28	8.50	(5.56)	55.87	90.67
Index	2.40	(5.44)	9.81	9.06	(5.44)	59.67	98.62

The inception date of the Fund was June 2, 2015. The first day of secondary market trading was June 4, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.50	$ 1.00		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	6.8%
1-5 Years	83.4
5-10 Years	7.6
More than 20 Years	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Palo Alto Networks Inc., 0.38%, 06/01/25	1.9%
Palo Alto Networks Inc., 0.75%, 07/01/23	1.7
Dexcom Inc., 0.75%, 12/01/23	1.1
Ford Motor Co. , 03/15/26	1.1
Pioneer Natural Resources Co., 0.25%, 05/15/25	1.0
Duke Energy Corp., 4.13%, 04/15/26	1.0
Pinduoduo Inc. , 12/01/25	1.0
Southern Co. (The), 3.88%, 12/15/25	0.9
Southwest Airlines Co., 1.25%, 05/01/25	0.9
Royal Caribbean Cruises Ltd., 6.00%, 08/15/25	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares® Floating Rate Bond ETF

Investment Objective

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg US Floating Rate Note<5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.94%	3.48%	1.80%	1.40%	3.48%	9.35%	14.91%
Fund Market	3.21	3.52	1.81	1.39	3.52	9.38	14.85
Index	3.07	3.75	2.08	1.66	3.75	10.82	17.93

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,029.40	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	18.5%
Aa	13.2
A	52.9
Baa	12.6
Ba	0.4
Not Rated	2.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	30.4%
1-5 Years	69.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® USD Green Bond ETF

Investment Objective

The iShares USD Green Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade green bonds that are issued by U.S. and non-U.S. issuers to fund environmental projects, as represented by Bloomberg MSCI USD Green Bond Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	7.08%	0.29%	0.91%	0.29%	4.11%
Fund Market	7.48	0.91	1.01	0.91	4.58
Index	7.13	0.33	1.07	0.33	4.87

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Index performance through February 28, 2022 reflects the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index. Index performance beginning on March 1, 2022 reflects the performance of the Bloomberg MSCI USD Green Bond Select Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,070.80	$ 0.62		$ 1,000.00	$ 1,024.20	$ 0.60		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	14.9%
Aa	12.1
A	35.0
Baa	30.4
Not Rated	7.6

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	3.5%
1-5 Years	48.0
5-10 Years	33.5
10-15 Years	2.4
15-20 Years	1.4
More than 20 Years	11.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$2,060	$2,004,108
3.65%, 11/01/24 (Call 08/01/24)	1,112	1,090,241

		3,094,349

Aerospace & Defense — 1.8%
Boeing Co. (The)
1.43%, 02/04/24 (Call 05/09/23)	3,552	3,447,510
1.95%, 02/01/24(a)	1,247	1,216,135
2.20%, 02/04/26 (Call 05/30/23)	6,687	6,212,270
2.70%, 02/01/27 (Call 12/01/26)(a)	415	384,939
2.75%, 02/01/26 (Call 01/01/26)	2,135	2,020,271
3.10%, 05/01/26 (Call 03/01/26)	735	697,170
3.25%, 02/01/28 (Call 12/01/27)	1,300	1,212,500
4.51%, 05/01/23	2,935	2,935,000
4.88%, 05/01/25 (Call 04/01/25)	4,408	4,393,275
5.04%, 05/01/27 (Call 03/01/27)	2,300	2,310,424
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	780	714,046
1.88%, 08/15/23 (Call 06/15/23)(a)	602	595,892
2.13%, 08/15/26 (Call 05/15/26)(a)	315	294,719
2.38%, 11/15/24 (Call 09/15/24)	865	836,191
2.63%, 11/15/27 (Call 08/15/27)	50	46,641
3.25%, 04/01/25 (Call 03/01/25)	1,043	1,017,068
3.38%, 05/15/23 (Call 05/09/23)(a)	832	831,707
3.50%, 05/15/25 (Call 03/15/25)	1,008	987,444
3.50%, 04/01/27 (Call 02/01/27)	1,430	1,389,067
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	1,009	986,640
3.85%, 06/15/23 (Call 05/15/23)	1,130	1,126,972
3.85%, 12/15/26 (Call 09/15/26)	1,000	972,384
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	1,313	1,297,329
4.95%, 10/15/25 (Call 09/15/25)	725	737,771
5.10%, 11/15/27 (Call 10/15/27)(a)	580	603,443
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	2,129	2,064,173
3.20%, 02/01/27 (Call 11/01/26)	213	204,836
3.25%, 01/15/28 (Call 10/15/27)	2,300	2,189,825
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	205	193,364
3.13%, 05/04/27 (Call 02/04/27)	390	372,319
3.20%, 03/15/24 (Call 01/15/24)	1,351	1,330,971
3.50%, 03/15/27 (Call 12/15/26)	2,795	2,710,689
3.95%, 08/16/25 (Call 06/16/25)(a)	2,126	2,101,219
5.00%, 02/27/26 (Call 01/27/26)	395	401,730

		48,835,934

Agriculture — 1.6%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	956	910,686
2.63%, 09/16/26 (Call 06/16/26)(a)	444	416,325
4.00%, 01/31/24	455	452,414
4.40%, 02/14/26 (Call 12/14/25)(a)	1,495	1,484,047
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,640	1,557,598
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	2,010	1,745,994
2.79%, 09/06/24 (Call 08/06/24)	1,270	1,226,897
3.22%, 08/15/24 (Call 06/15/24)	2,924	2,844,014

Security	Par (000)	Value

Agriculture (continued)
3.22%, 09/06/26 (Call 07/06/26)	$1,178	$1,114,396
3.56%, 08/15/27 (Call 05/15/27)	4,270	4,000,038
4.70%, 04/02/27 (Call 02/02/27)	1,174	1,160,598
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,794	1,635,141
4.45%, 03/16/28 (Call 02/16/28)	1,000	960,938
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,027	949,419
3.25%, 08/15/26 (Call 05/15/26)	750	715,435
3.75%, 09/25/27 (Call 06/25/27)(a)	100	96,355
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,008	909,532
1.13%, 05/01/23(a)	779	779,000
1.50%, 05/01/25 (Call 04/01/25)	905	852,051
2.75%, 02/25/26 (Call 11/25/25)(a)	1,057	1,008,701
2.88%, 05/01/24 (Call 04/01/24)	1,371	1,349,928
3.13%, 08/17/27 (Call 05/17/27)	20	19,035
3.25%, 11/10/24	1,092	1,068,050
3.38%, 08/11/25 (Call 05/11/25)	1,023	999,236
3.60%, 11/15/23(a)	370	368,409
4.88%, 02/13/26	2,190	2,200,958
4.88%, 02/15/28 (Call 01/15/28)(a)	4,000	4,033,633
5.00%, 11/17/25	1,055	1,065,293
5.13%, 11/15/24	1,100	1,107,905
5.13%, 11/17/27 (Call 10/17/27)	1,645	1,685,054
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,969	2,921,259
4.85%, 09/15/23	639	637,741

		42,276,080

Airlines — 0.2%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,895	1,910,728
5.25%, 05/04/25 (Call 04/04/25)	2,235	2,240,882

		4,151,610

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23	391	391,000
2.38%, 11/01/26 (Call 08/01/26)	1,170	1,104,788
2.40%, 03/27/25 (Call 02/27/25)(a)	1,638	1,587,243
2.75%, 03/27/27 (Call 01/27/27)	1,897	1,811,285
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,302	1,231,722
2.80%, 04/23/27 (Call 02/23/27)(a)	490	454,858

		6,580,896

Auto Manufacturers — 3.1%
American Honda Finance Corp.
0.55%, 07/12/24(a)	1,294	1,230,274
0.65%, 09/08/23(a)	337	332,691
0.75%, 08/09/24	1,040	987,049
0.88%, 07/07/23	689	683,776
1.00%, 09/10/25	1,208	1,112,750
1.20%, 07/08/25	989	920,273
1.30%, 09/09/26	852	771,940
1.50%, 01/13/25	1,330	1,263,926
2.00%, 03/24/28	750	674,187
2.15%, 09/10/24	1,122	1,084,825
2.30%, 09/09/26	260	243,169
2.35%, 01/08/27(a)	660	616,091
2.40%, 06/27/24	783	761,224

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 02/16/24	$780	$766,918
3.45%, 07/14/23	689	686,519
3.50%, 02/15/28	500	482,433
3.55%, 01/12/24(a)	398	393,580
3.63%, 10/10/23(a)	945	938,399
4.70%, 01/12/28	330	335,073
4.75%, 01/12/26(a)	200	202,061
Series A, 4.60%, 04/17/25	820	819,953
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,044	955,706
3.65%, 10/01/23 (Call 07/01/23)	393	390,411
General Motors Co.
4.00%, 04/01/25(a)	499	487,473
4.20%, 10/01/27 (Call 07/01/27)(a)	200	192,061
6.13%, 10/01/25 (Call 09/01/25)	2,393	2,435,227
6.80%, 10/01/27 (Call 08/01/27)	1,310	1,385,018
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,035	996,063
1.20%, 10/15/24	1,100	1,033,796
1.25%, 01/08/26 (Call 12/08/25)(a)	1,886	1,697,638
1.50%, 06/10/26 (Call 05/10/26)	1,565	1,399,647
2.35%, 02/26/27 (Call 01/26/27)	1,565	1,407,039
2.40%, 04/10/28 (Call 02/10/28)	1,000	871,752
2.70%, 08/20/27 (Call 06/20/27)	1,200	1,076,018
2.75%, 06/20/25 (Call 05/20/25)(a)	1,643	1,557,117
2.90%, 02/26/25 (Call 01/26/25)	1,610	1,541,071
3.50%, 11/07/24 (Call 09/07/24)	936	911,842
3.80%, 04/07/25	1,290	1,253,327
3.95%, 04/13/24 (Call 02/13/24)	1,666	1,638,369
4.00%, 01/15/25 (Call 10/15/24)	1,210	1,183,524
4.00%, 10/06/26 (Call 07/06/26)	575	551,059
4.15%, 06/19/23 (Call 05/19/23)	325	324,255
4.30%, 07/13/25 (Call 04/13/25)	1,115	1,087,116
4.35%, 04/09/25 (Call 02/09/25)	1,313	1,286,492
4.35%, 01/17/27 (Call 10/17/26)	1,195	1,157,175
5.00%, 04/09/27 (Call 03/09/27)	1,480	1,462,164
5.10%, 01/17/24 (Call 12/17/23)(a)	1,176	1,171,759
5.25%, 03/01/26 (Call 12/01/25)(a)	1,570	1,570,276
5.40%, 04/06/26	645	645,403
6.00%, 01/09/28 (Call 12/09/27)	920	939,300
6.05%, 10/10/25	1,605	1,620,572
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,365	1,309,049
2.53%, 03/10/27 (Call 02/10/27)	980	920,786
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	1,435	1,380,705
1.34%, 03/25/26 (Call 02/25/26)(a)	1,216	1,118,422
2.36%, 07/02/24	755	733,320
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	1,070	1,036,121
0.50%, 06/18/24(a)	1,565	1,491,336
0.63%, 09/13/24	1,045	990,214
0.80%, 10/16/25	1,309	1,202,245
0.80%, 01/09/26	814	742,016
1.13%, 06/18/26(a)	1,285	1,165,889
1.15%, 08/13/27(a)	25	22,076
1.45%, 01/13/25	1,445	1,372,808
1.80%, 02/13/25	1,526	1,457,226
1.90%, 01/13/27	963	885,705
2.00%, 10/07/24	656	632,186

Security	Par (000)	Value

Auto Manufacturers (continued)
2.25%, 10/18/23(a)	$638	$629,234
2.50%, 03/22/24(a)	400	391,210
2.90%, 04/17/24	842	826,485
3.00%, 04/01/25	1,552	1,506,352
3.05%, 03/22/27	985	940,413
3.05%, 01/11/28	80	76,041
3.20%, 01/11/27	2,185	2,106,379
3.35%, 01/08/24	701	693,821
3.40%, 04/14/25	459	450,723
3.45%, 09/20/23	693	687,977
3.65%, 08/18/25	1,695	1,666,250
3.95%, 06/30/25(a)	895	885,508
4.40%, 09/20/24	1,235	1,231,539
4.55%, 09/20/27	2,675	2,703,784
4.63%, 01/12/28(a)	610	620,815
4.80%, 01/10/25(a)	665	667,791
5.40%, 11/10/25	785	804,457
5.45%, 11/10/27	250	261,602

		83,146,266

Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 05/10/23)	1,325	1,263,799
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	1,080	1,001,623
3.38%, 03/15/25 (Call 12/15/24)	1,065	1,035,579
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	505	483,795
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)(a)	1,148	1,129,236
4.15%, 10/01/25 (Call 07/01/25)	1,258	1,232,918

		6,146,950

Banks — 33.9%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	1,173	1,145,966
5.09%, 12/08/25	75	75,702
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,355	1,330,269
1.13%, 09/18/25	1,385	1,261,931
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(b)	500	498,994
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23), (1-year CMT + 0.450%)(b)	2,010	1,991,332
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	825	725,577
1.85%, 03/25/26	2,150	1,949,331
2.71%, 06/27/24	2,206	2,136,510
2.75%, 05/28/25	1,543	1,452,175
3.50%, 03/24/25	1,660	1,603,024
3.80%, 02/23/28	1,000	933,231
3.89%, 05/24/24	2,185	2,141,064
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	1,500	1,426,202
4.25%, 04/11/27	950	913,155
4.38%, 04/12/28	1,200	1,148,403
5.15%, 08/18/25	685	680,557
5.29%, 08/18/27	2,400	2,390,039
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (1-day SOFR + 0.740%)(a)(b)	2,055	2,007,331

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.98%, 04/22/25 (Call 04/22/24), (1-day SOFR + 0.690%)(a)(b)	$2,351	$2,239,101
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(b)	1,895	1,775,328
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(b)	2,730	2,468,427
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(b)	3,243	2,971,733
1.49%, 05/19/24 (Call 05/19/23), (1-day SOFR + 1.460%)(a)(b)	775	773,215
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(b)	1,735	1,627,652
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	6,495	5,825,831
1.84%, 02/04/25 (Call 02/04/24), (1-day SOFR + 0.670%)(b)	1,710	1,659,370
2.02%, 02/13/26 (Call 02/13/25), (3-mo. LIBOR US + 0.640%)(b)	1,750	1,647,074
2.46%, 10/22/25 (Call 10/22/24), (3-mo. LIBOR US + 0.870%)(b)	2,017	1,926,147
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	2,120	1,935,602
3.09%, 10/01/25 (Call 10/01/24), (3-mo. LIBOR US + 1.090%)(a)(b)	1,717	1,658,484
3.25%, 10/21/27 (Call 10/21/26)	600	566,417
3.37%, 01/23/26 (Call 01/23/25), (3-mo. LIBOR US + 0.810%)(b)	1,995	1,922,529
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	2,150	2,070,084
3.46%, 03/15/25 (Call 03/15/24), (3-mo. LIBOR US + 0.970%)(a)(b)	2,005	1,967,757
3.50%, 04/19/26(a)	2,582	2,507,239
3.56%, 04/23/27 (Call 04/23/26), (3-mo. LIBOR US + 1.060%)(b)	1,500	1,430,967
3.71%, 04/24/28 (Call 04/24/27), (3-mo. LIBOR US + 1.512%)(b)	2,050	1,945,231
3.82%, 01/20/28 (Call 01/20/27), (3-mo. LIBOR US + 1.575%)(b)	2,175	2,082,490
3.84%, 04/25/25 (Call 04/27/24), (1-day SOFR + 1.110%)(b)	2,055	2,017,550
3.86%, 07/23/24 (Call 07/23/23), (3-mo. LIBOR US + 0.940%)(b)	2,784	2,773,083
3.88%, 08/01/25	1,732	1,697,188
4.00%, 04/01/24(a)	2,016	1,993,745
4.00%, 01/22/25	2,250	2,208,374
4.13%, 01/22/24	2,681	2,660,893
4.20%, 08/26/24	3,080	3,038,892
4.25%, 10/22/26	3,165	3,076,457
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	2,040	1,980,565
4.45%, 03/03/26	1,936	1,906,272
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	2,185	2,164,456
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	1,505	1,503,944
Series L, 3.95%, 04/21/25	2,500	2,442,431
Series L, 4.18%, 11/25/27 (Call 11/25/26)	3,280	3,168,334
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	2,980	2,692,157

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
0.45%, 12/08/23(a)	$922	$897,089
0.63%, 07/09/24	1,890	1,792,649
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(b)	1,170	1,049,840
1.25%, 09/15/26	1,692	1,506,561
1.50%, 01/10/25	1,785	1,682,556
1.85%, 05/01/25	1,730	1,627,121
2.15%, 03/08/24(a)	1,510	1,469,677
2.50%, 06/28/24	1,670	1,617,149
2.65%, 03/08/27(a)	2,045	1,902,502
3.70%, 06/07/25	1,460	1,423,191
5.20%, 12/12/24	1,090	1,090,005
5.20%, 02/01/28 (Call 01/01/28)	750	762,559
Series E, 3.30%, 02/05/24	2,077	2,043,470
Series H, 4.25%, 09/14/24	270	266,506
Series H, 4.70%, 09/14/27 (Call 08/14/27)	265	264,461
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	660	640,820
0.50%, 04/26/24 (Call 03/26/24)(a)	813	775,285
0.75%, 01/28/26 (Call 12/28/25)	674	607,574
1.05%, 10/15/26 (Call 09/15/26)	1,265	1,118,393
1.60%, 04/24/25 (Call 03/24/25)	1,042	979,521
2.05%, 01/26/27 (Call 12/26/26)(a)	1,105	1,006,892
2.10%, 10/24/24	1,195	1,147,237
2.45%, 08/17/26 (Call 05/17/26)	1,045	977,559
2.80%, 05/04/26 (Call 02/04/26)	1,005	958,949
3.25%, 09/11/24 (Call 08/11/24)	675	658,748
3.25%, 05/16/27 (Call 02/16/27)	820	782,357
3.35%, 04/25/25 (Call 03/25/25)	975	942,944
3.40%, 05/15/24 (Call 04/15/24)	578	567,535
3.40%, 01/29/28 (Call 10/29/27)	50	47,683
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(b)	1,330	1,339,298
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	968	957,445
Series G, 3.00%, 02/24/25 (Call 01/24/25)	897	866,194
Series J, 0.85%, 10/25/24 (Call 09/25/24)	885	832,513
Bank of Nova Scotia (The)
0.40%, 09/15/23	705	692,473
0.55%, 09/15/23	812	797,654
0.65%, 07/31/24	1,505	1,420,766
0.70%, 04/15/24	1,635	1,562,041
1.05%, 03/02/26	1,372	1,231,791
1.30%, 06/11/25(a)	1,282	1,184,526
1.30%, 09/15/26	1,385	1,234,495
1.35%, 06/24/26	2,245	2,018,527
1.45%, 01/10/25	1,145	1,076,359
1.63%, 05/01/23	651	651,000
1.95%, 02/02/27	1,245	1,134,150
2.20%, 02/03/25	1,580	1,504,192
2.44%, 03/11/24	1,245	1,221,278
2.70%, 08/03/26	275	257,568
2.95%, 03/11/27	1,130	1,061,720
3.40%, 02/11/24(a)	1,646	1,619,799
3.45%, 04/11/25	1,490	1,446,237
4.50%, 12/16/25	1,631	1,600,592
4.75%, 02/02/26	590	588,710
5.25%, 12/06/24	45	45,023
Barclays Bank PLC, 3.75%, 05/15/24(a)	1,110	1,087,382

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23), (1-year CMT + 0.800%)(b)	$1,950	$1,887,595
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	1,785	1,598,044
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(b)	2,122	1,999,888
3.65%, 03/16/25	2,346	2,250,751
3.93%, 05/07/25 (Call 05/07/24), (3-mo. LIBOR US + 1.610%)(b)	2,422	2,368,124
4.34%, 05/16/24 (Call 05/16/23), (3-mo. LIBOR US + 1.356%)(b)	1,193	1,192,228
4.34%, 01/10/28 (Call 01/10/27)(a)	1,500	1,445,341
4.38%, 09/11/24(a)	1,479	1,437,483
4.38%, 01/12/26	2,926	2,846,751
5.20%, 05/12/26	1,797	1,754,733
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	1,270	1,260,309
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(b)	1,600	1,658,488
BNP Paribas SA, 4.25%, 10/15/24	943	924,897
BPCE SA
3.38%, 12/02/26	295	278,392
4.00%, 04/15/24	1,014	998,463
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	1,246	1,237,424
0.50%, 12/14/23(a)	819	794,454
0.95%, 10/23/25(a)	773	703,489
1.00%, 10/18/24(a)	1,025	967,289
1.25%, 06/22/26 (Call 05/22/26)	1,007	904,168
2.25%, 01/28/25	1,253	1,196,688
3.10%, 04/02/24(a)	1,258	1,231,329
3.30%, 04/07/25	1,420	1,375,000
3.45%, 04/07/27	750	716,527
3.50%, 09/13/23(a)	1,094	1,088,082
3.95%, 08/04/25	855	836,053
5.00%, 04/28/28	700	702,660
5.14%, 04/28/25	700	700,312
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)(a)	2,085	2,061,454
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (1-day SOFR + 0.686%)(b)	2,986	2,912,637
0.98%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(b)	2,410	2,296,475
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	3,149	2,831,902
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(b)	1,505	1,412,653
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	3,680	3,305,525
1.68%, 05/15/24 (Call 05/15/23), (1-day SOFR + 1.667%)(b)	1,853	1,850,305
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(b)	2,590	2,442,461
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	50	46,730
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	4,338	4,174,433
3.20%, 10/21/26 (Call 07/21/26)	3,670	3,482,472

Security	Par (000)	Value

Banks (continued)
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)	$1,765	$1,705,858
3.30%, 04/27/25	1,776	1,721,166
3.35%, 04/24/25 (Call 04/24/24), (3-mo. SOFR + 1.158%)(b)	3,413	3,334,417
3.40%, 05/01/26	2,610	2,513,811
3.50%, 05/15/23	1,364	1,363,490
3.70%, 01/12/26	2,687	2,617,512
3.75%, 06/16/24(a)	1,366	1,349,737
3.88%, 10/25/23(a)	783	779,039
3.88%, 03/26/25	1,478	1,436,841
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	2,075	1,996,903
4.00%, 08/05/24	1,870	1,843,866
4.04%, 06/01/24 (Call 06/01/23), (3-mo. LIBOR US + 1.023%)(a)(b)	1,225	1,223,210
4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)	1,835	1,812,950
4.30%, 11/20/26	1,405	1,372,401
4.40%, 06/10/25	3,127	3,074,779
4.45%, 09/29/27	5,134	5,014,881
4.60%, 03/09/26	2,045	2,021,072
5.50%, 09/13/25	1,921	1,928,589
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(b)	2,040	2,064,238
Citizens Bank NA, 2.25%, 04/28/25 (Call 03/28/25)(a)	387	354,519
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	460	425,880
4.12%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.395%)(b)	760	725,214
6.06%, 10/24/25 (Call 10/24/24), (1-day SOFR + 1.450%)(b)	715	691,772
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/25/26)	243	213,888
Comerica Bank, 2.50%, 07/23/24(a)	443	412,997
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)(a)	961	951,459
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	60	60,335
5.32%, 03/13/26	985	1,003,584
Cooperatieve Rabobank UA
3.75%, 07/21/26	1,506	1,417,837
4.38%, 08/04/25	1,754	1,709,309
4.63%, 12/01/23	70	69,488
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24(a)	355	342,914
1.38%, 01/10/25	1,075	1,015,683
3.38%, 05/21/25	1,300	1,257,866
3.88%, 08/22/24	350	345,358
5.00%, 01/13/25	250	250,540
Credit Suisse AG, 7.95%, 01/09/25	890	906,919
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,105	1,042,369
0.52%, 08/09/23	1,290	1,265,122
1.00%, 05/05/23(a)	2,091	2,082,199
1.25%, 08/07/26	1,765	1,495,245
2.95%, 04/09/25(a)	1,586	1,478,601
3.63%, 09/09/24	3,638	3,461,360
3.70%, 02/21/25	2,550	2,406,621
4.75%, 08/09/24	1,125	1,088,529
5.00%, 07/09/27	1,241	1,195,890

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.50%, 02/15/28(a)	$2,890	$3,073,618
Credit Suisse Group AG
3.75%, 03/26/25	2,929	2,730,970
3.80%, 06/09/23	1,809	1,792,448
4.55%, 04/17/26	2,135	1,989,969
Deutsche Bank AG
4.50%, 04/01/25(a)	1,220	1,142,711
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)	1,505	1,488,166
Deutsche Bank AG/London, 3.70%, 05/30/24	1,045	1,013,481
Deutsche Bank AG/New York NY
0.90%, 05/28/24	1,290	1,217,664
1.45%, 04/01/25 (Call 04/01/24), (1-day SOFR + 1.131%)(b)	1,025	966,959
1.69%, 03/19/26(a)	795	715,604
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	1,790	1,594,372
2.22%, 09/18/24 (Call 09/18/23), (1-day SOFR + 2.159%)(b)	2,118	2,075,359
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	2,100	1,822,965
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	1,585	1,378,899
3.70%, 05/30/24	1,044	1,012,676
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(b)	2,041	1,952,135
4.16%, 05/13/25(a)	315	304,815
Series E, 0.96%, 11/08/23	1,375	1,331,445
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,313	1,248,243
3.45%, 07/27/26 (Call 04/27/26)	875	811,389
4.20%, 08/08/23	1,148	1,141,616
Fifth Third Bancorp.
1.63%, 05/05/23	420	419,849
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(b)	385	333,847
2.38%, 01/28/25 (Call 12/29/24)	1,144	1,072,392
2.55%, 05/05/27 (Call 04/05/27)	310	275,705
3.65%, 01/25/24 (Call 12/25/23)	1,994	1,960,719
3.95%, 03/14/28 (Call 02/14/28)	50	46,665
4.30%, 01/16/24 (Call 12/16/23)(a)	533	527,075
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	830	745,407
3.85%, 03/15/26 (Call 02/15/26)	490	460,558
3.95%, 07/28/25 (Call 06/28/25)(a)	750	718,839
5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(b)	1,370	1,362,032
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (1-day SOFR + 0.505%)(b)	2,105	2,063,986
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(b)	1,280	1,174,954
0.93%, 10/21/24 (Call 10/21/23), (1-day SOFR + 0.486%)(a)(b)	2,580	2,519,560
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	1,195	1,069,948
1.22%, 12/06/23 (Call 05/04/23)	510	498,409
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	2,420	2,177,651

Security	Par (000)	Value

Banks (continued)
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	$3,680	$3,262,377
1.76%, 01/24/25 (Call 01/24/24), (1-day SOFR + 0.730%)(b)	2,655	2,576,667
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	5,865	5,261,207
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	3,320	3,041,605
3.00%, 03/15/24(a)	2,010	1,968,198
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.201%)(b)	3,166	3,063,406
3.50%, 01/23/25 (Call 10/23/24)	3,310	3,217,784
3.50%, 04/01/25 (Call 03/01/25)	4,458	4,330,841
3.50%, 11/16/26 (Call 11/16/25)	2,590	2,470,846
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	3,740	3,561,326
3.63%, 02/20/24 (Call 01/20/24)	2,239	2,208,014
3.75%, 05/22/25 (Call 02/22/25)	2,806	2,733,683
3.75%, 02/25/26 (Call 11/25/25)	2,122	2,070,972
3.85%, 07/08/24 (Call 04/08/24)	2,121	2,087,534
3.85%, 01/26/27 (Call 01/26/26)	4,910	4,757,622
4.00%, 03/03/24	4,278	4,226,357
4.25%, 10/21/25	2,401	2,361,109
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(b)	1,315	1,290,776
5.70%, 11/01/24	1,020	1,029,248
5.95%, 01/15/27(a)	855	883,280
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1-day SOFR + 0.708%)(b)	2,642	2,496,665
1.16%, 11/22/24 (Call 11/22/23), (1-day SOFR + 0.580%)(a)(b)	1,425	1,388,376
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	2,345	2,088,029
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	2,736	2,531,673
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	2,420	2,252,959
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	3,385	3,028,898
2.63%, 11/07/25 (Call 11/07/24), (1-day SOFR + 1.401%)(b)	2,515	2,399,428
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(b)	250	238,068
3.60%, 05/25/23	2,345	2,341,636
3.80%, 03/11/25 (Call 03/11/24), (3-mo. LIBOR US + 1.211%)(a)(b)	3,202	3,138,002
3.90%, 05/25/26	3,095	2,998,085
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(b)	2,500	2,381,777
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(a)(b)	1,345	1,315,418
4.25%, 03/14/24	2,784	2,739,899
4.25%, 08/18/25	1,777	1,727,178
4.29%, 09/12/26 (Call 09/15/25), (3-mo. LIBOR US + 1.348%)(b)	1,210	1,174,191
4.30%, 03/08/26	3,623	3,543,721
4.38%, 11/23/26(a)	995	962,025
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	970	997,748

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)(b)	$2,265	$2,378,753
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	1,025	1,103,289
HSBC USA Inc.
3.50%, 06/23/24	1,239	1,215,499
3.75%, 05/24/24	1,580	1,552,222
5.63%, 03/17/25	890	896,192
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	777	742,816
4.00%, 05/15/25 (Call 04/15/25)	555	529,460
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	835	827,662
4.01%, 05/16/25 (Call 05/16/24), (1-day SOFR + 1.205%)(a)(b)	555	535,270
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(b)	1,170	1,143,764
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	1,200	1,081,954
3.55%, 04/09/24	822	806,196
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(b)	900	872,307
3.95%, 03/29/27	1,595	1,529,760
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	1,000	955,301
4.10%, 10/02/23	1,687	1,675,950
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	712	710,310
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (1-day SOFR + 0.420%)(b)	940	903,185
0.65%, 09/16/24 (Call 09/16/23), (3-mo. SOFR + 0.600%)(a)(b)	805	790,230
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(b)	1,835	1,727,799
0.82%, 06/01/25 (Call 06/01/24), (1-day SOFR + 0.540%)(b)	2,365	2,248,015
0.97%, 06/23/25 (Call 06/23/24), (3-mo. SOFR + 0.580%)(b)	2,565	2,433,272
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(b)	1,130	1,014,261
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(b)	1,555	1,405,833
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	3,125	2,782,934
1.51%, 06/01/24 (Call 06/01/23), (1-day SOFR + 1.455%)(a)(b)	880	877,165
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(b)	2,580	2,423,491
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	3,750	3,397,133
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	2,512	2,370,513
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	3,662	3,451,153
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(b)	1,997	1,908,346
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(b)	1,665	1,586,528
2.95%, 10/01/26 (Call 07/01/26)(a)	3,260	3,093,735

Security	Par (000)	Value

Banks (continued)
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	$2,395	$2,228,627
3.13%, 01/23/25 (Call 10/23/24)	2,824	2,747,175
3.20%, 06/15/26 (Call 03/15/26)(a)	1,995	1,928,586
3.22%, 03/01/25 (Call 03/01/24), (3-mo. SOFR + 1.155%)(a)(b)	2,236	2,192,609
3.30%, 04/01/26 (Call 01/01/26)(a)	2,890	2,799,341
3.38%, 05/01/23(a)	1,613	1,613,000
3.63%, 05/13/24(a)	2,324	2,288,096
3.78%, 02/01/28 (Call 02/01/27), (3-mo. LIBOR US + 1.337%)(b)	3,000	2,882,119
3.80%, 07/23/24 (Call 07/23/23), (3-mo. LIBOR US + 0.890%)(b)	2,674	2,662,998
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(b)	1,535	1,507,312
3.88%, 02/01/24	1,362	1,349,598
3.88%, 09/10/24	3,314	3,257,331
3.90%, 07/15/25 (Call 04/15/25)	3,045	2,999,305
3.96%, 01/29/27 (Call 01/29/26), (3-mo. LIBOR US + 1.245%)(b)	1,255	1,220,661
4.02%, 12/05/24 (Call 12/05/23), (3-mo. LIBOR US + 1.000%)(a)(b)	2,565	2,542,130
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)	1,842	1,808,734
4.13%, 12/15/26(a)	795	782,709
4.25%, 10/01/27	225	221,173
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	2,765	2,712,938
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	2,675	2,684,635
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(b)	3,000	3,014,001
7.63%, 10/15/26	330	358,612
8.00%, 04/29/27(a)	15	16,896
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)(a)	285	275,435
KeyBank NA/Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (1-day SOFR + 0.320%)(b)	350	342,697
3.30%, 06/01/25	1,015	958,017
3.40%, 05/20/26	460	420,108
4.15%, 08/08/25(a)	1,095	1,048,395
5.85%, 11/15/27 (Call 10/16/27)(a)	1,250	1,249,308
KeyCorp
2.25%, 04/06/27	540	471,907
3.88%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.250%)(a)(b)	505	487,842
4.10%, 04/30/28	50	46,239
4.15%, 10/29/25	675	643,180
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1-year CMT + 0.550%)(b)	700	699,241
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(b)	815	728,784
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(b)	1,566	1,479,422
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(b)	1,140	1,095,639
3.75%, 01/11/27	1,035	985,395
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	1,025	965,454

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.87%, 07/09/25 (Call 07/09/24), (1-year CMT + 3.500%)(b)	$1,893	$1,849,484
3.90%, 03/12/24	1,619	1,592,239
4.05%, 08/16/23	1,891	1,882,460
4.38%, 03/22/28	1,500	1,450,793
4.45%, 05/08/25	2,010	1,974,243
4.50%, 11/04/24	1,252	1,223,836
4.58%, 12/10/25	843	812,151
4.65%, 03/24/26	1,137	1,094,330
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(b)	1,740	1,716,396
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	412	410,134
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	865	818,902
3.40%, 08/17/27(a)	50	44,581
4.65%, 01/27/26 (Call 12/27/25)	1,835	1,773,612
4.70%, 01/27/28 (Call 12/28/27)	1,900	1,804,180
5.40%, 11/21/25 (Call 10/21/25)(a)	925	904,798
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23), (1-year CMT + 0.680%)(a)(b)	1,742	1,709,505
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(a)(b)	2,410	2,278,484
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(b)	1,015	948,785
1.41%, 07/17/25	1,939	1,784,797
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(b)	2,705	2,407,205
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	625	555,929
2.19%, 02/25/25	3,057	2,892,959
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	1,515	1,372,758
2.53%, 09/13/23	494	490,050
2.76%, 09/13/26(a)	152	141,350
2.80%, 07/18/24	1,305	1,264,072
3.29%, 07/25/27(a)	1,285	1,212,636
3.41%, 03/07/24	1,826	1,797,844
3.68%, 02/22/27(a)	50	49,221
3.78%, 03/02/25	846	827,207
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(b)	670	649,137
3.85%, 03/01/26	2,633	2,550,625
3.96%, 03/02/28	50	48,185
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	1,425	1,374,408
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(b)	1,535	1,521,154
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	625	623,734
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(b)	1,795	1,785,243
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)(b)	430	431,410
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(b)	1,815	1,824,192
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (1-day SOFR + 0.872%)(b)	897	881,325

Security	Par (000)	Value

Banks (continued)
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	$1,970	$1,739,526
1.24%, 07/10/24 (Call 07/10/23), (1-day SOFR + 1.252%)(b)	1,711	1,696,240
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(b)	767	681,118
2.23%, 05/25/26 (Call 05/25/25), (3-mo. LIBOR US + 0.830%)(b)	1,250	1,170,792
2.56%, 09/13/25 (Call 09/13/24), (1-day SOFR + 1.362%)(b)	685	656,616
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(b)	1,060	1,001,022
2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(b)	515	497,845
2.84%, 09/13/26(a)	510	474,807
3.17%, 09/11/27	1,000	932,016
3.66%, 02/28/27	620	592,721
3.92%, 09/11/24 (Call 09/11/23), (3-mo. LIBOR US + 1.000%)(a)(b)	1,028	1,020,682
4.02%, 03/05/28	1,000	956,026
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (1-day SOFR + 0.509%)(b)	1,853	1,787,250
0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(b)	3,000	2,840,602
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(b)	2,150	1,923,854
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(b)	3,120	2,920,622
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	2,940	2,612,395
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(a)(b)	3,415	3,071,915
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	4,682	4,408,865
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	2,115	1,932,324
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(b)	3,410	3,250,870
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(b)	1,914	1,847,581
3.13%, 07/27/26	2,105	2,001,530
3.62%, 04/17/25 (Call 04/17/24), (1-day SOFR + 1.160%)(b)	1,730	1,696,789
3.63%, 01/20/27	4,260	4,098,489
3.70%, 10/23/24	3,771	3,695,590
3.88%, 01/27/26	4,585	4,476,827
3.95%, 04/23/27	4,205	4,046,631
4.00%, 07/23/25	3,749	3,697,011
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	960	931,515
4.35%, 09/08/26	2,655	2,593,135
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)	2,545	2,524,930
5.00%, 11/24/25	2,365	2,364,681
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(b)	1,055	1,057,130
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	885	892,203

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.29%, 01/25/24 (Call 12/25/23), (1-day SOFR + 0.455%)(b)	$40	$39,911
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(b)	10	10,289
6.25%, 08/09/26	1,090	1,130,546
Series F, 3.88%, 04/29/24(a)	3,957	3,902,776
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(b)	2,179	2,028,155
Morgan Stanley Bank NA, 4.75%, 04/21/26 (Call 03/21/26)	455	457,236
National Australia Bank Ltd.
3.91%, 06/09/27(a)	880	861,284
4.94%, 01/12/28	640	653,195
4.97%, 01/12/26	540	546,727
National Australia Bank Ltd./New York
2.50%, 07/12/26	950	893,790
3.38%, 01/14/26	1,325	1,285,304
3.50%, 06/09/25(a)	480	467,654
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23), (1-year CMT + 0.400%)(b)	945	920,996
0.75%, 08/06/24	860	812,429
3.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.009%)(b)	245	240,479
5.25%, 01/17/25	550	547,189
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23), (1-year CMT + 2.150%)(a)(b)	1,528	1,524,781
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	1,150	1,023,234
4.27%, 03/22/25 (Call 03/22/24), (3-mo. LIBOR US + 1.762%)(b)	2,906	2,862,504
4.52%, 06/25/24 (Call 06/25/23), (3-mo. LIBOR US + 1.550%)(a)(b)	1,670	1,665,838
4.80%, 04/05/26	1,328	1,321,587
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	1,250	1,264,161
6.00%, 12/19/23(a)	90	89,705
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(b)	2,060	2,154,617
Northern Trust Corp.
3.95%, 10/30/25	950	929,237
4.00%, 05/10/27 (Call 04/10/27)	1,205	1,185,254
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	1,065	1,019,738
3.10%, 10/25/27 (Call 09/25/27)(a)	1,085	1,016,543
3.25%, 06/01/25 (Call 05/02/25)	1,117	1,070,132
3.25%, 01/22/28 (Call 12/23/27)	950	885,283
3.30%, 10/30/24 (Call 09/30/24)(a)	881	853,936
3.50%, 06/08/23 (Call 05/08/23)	544	542,500
3.80%, 07/25/23 (Call 06/25/23)	599	595,695
3.88%, 04/10/25 (Call 03/10/25)	890	860,402
4.20%, 11/01/25 (Call 10/01/25)(a)	540	523,481
2.50%, 08/27/24 (Call 07/27/24)	1,036	997,492
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	865	767,245
2.20%, 11/01/24 (Call 10/02/24)(a)	1,088	1,039,187
2.60%, 07/23/26 (Call 05/24/26)	725	678,158
3.15%, 05/19/27 (Call 04/19/27)	840	789,611
3.50%, 01/23/24 (Call 12/24/23)(a)	1,307	1,289,936

Security	Par (000)	Value

Banks (continued)
3.90%, 04/29/24 (Call 03/29/24)	$1,335	$1,311,029
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)	1,830	1,811,166
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(b)	820	823,339
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	214	199,383
Royal Bank of Canada
0.43%, 01/19/24	884	853,912
0.50%, 10/26/23(a)	822	803,038
0.65%, 07/29/24	1,250	1,183,870
0.75%, 10/07/24	1,515	1,424,288
0.88%, 01/20/26(a)	1,644	1,489,811
1.15%, 06/10/25	1,711	1,587,028
1.15%, 07/14/26	1,237	1,113,970
1.20%, 04/27/26	1,807	1,634,334
1.40%, 11/02/26	1,255	1,121,892
1.60%, 01/21/25	830	785,103
2.05%, 01/21/27(a)	819	748,103
2.25%, 11/01/24	2,044	1,960,680
2.55%, 07/16/24	1,733	1,682,193
3.38%, 04/14/25	1,570	1,527,156
3.63%, 05/04/27	1,525	1,468,295
3.97%, 07/26/24	1,510	1,491,619
4.24%, 08/03/27	1,120	1,095,573
4.65%, 01/27/26(a)	1,809	1,792,993
4.88%, 01/12/26	945	948,776
4.90%, 01/12/28	900	904,964
4.95%, 04/25/25	690	690,204
5.66%, 10/25/24	535	540,049
6.00%, 11/01/27	1,655	1,740,166
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	530	465,012
3.24%, 10/05/26 (Call 08/05/26)	630	578,845
3.45%, 06/02/25 (Call 05/02/25)	1,158	1,100,164
3.50%, 06/07/24 (Call 05/07/24)	1,250	1,215,718
4.26%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.380%)(b)	630	609,240
4.40%, 07/13/27 (Call 04/14/27)	955	909,895
4.50%, 07/17/25 (Call 04/17/25)	1,291	1,257,250
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)	560	554,967
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1-day SOFR + 0.787%)(a)(b)	1,030	979,700
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(b)	977	878,311
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(b)	1,815	1,592,384
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	1,175	1,041,991
4.80%, 11/15/24 (Call 11/15/23), (3-mo. LIBOR US + 1.570%)(b)	1,181	1,169,810
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(b)	355	361,759
Santander UK PLC, 4.00%, 03/13/24	1,247	1,231,355
State Street Corp.
2.65%, 05/19/26	235	222,604
3.30%, 12/16/24	1,593	1,549,582

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.55%, 08/18/25	$1,651	$1,605,354
3.70%, 11/20/23	1,056	1,047,891
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(b)	490	489,597
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	1,170	1,147,406
3.65%, 07/23/25(a)	40	38,640
3.95%, 07/19/23(a)	275	274,267
3.95%, 01/10/24	650	642,992
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	420	406,168
0.95%, 01/12/26	1,434	1,287,653
1.40%, 09/17/26	2,540	2,256,992
1.47%, 07/08/25	2,845	2,624,209
2.17%, 01/14/27	855	775,717
2.35%, 01/15/25	1,799	1,711,216
2.45%, 09/27/24(a)	1,755	1,686,369
2.63%, 07/14/26	2,870	2,682,750
2.70%, 07/16/24	2,970	2,878,976
3.01%, 10/19/26	930	871,575
3.35%, 10/18/27	540	505,495
3.36%, 07/12/27	1,705	1,621,869
3.45%, 01/11/27	1,615	1,534,937
3.54%, 01/17/28	870	818,472
3.75%, 07/19/23(a)	573	571,331
3.78%, 03/09/26(a)	2,205	2,144,273
3.94%, 10/16/23	1,150	1,144,099
5.46%, 01/13/26	500	505,600
5.52%, 01/13/28	2,560	2,618,236
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,556	1,539,378
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	945	900,519
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	1,055	1,003,540
Toronto-Dominion Bank (The)
0.30%, 06/02/23	1,041	1,036,905
0.55%, 03/04/24	812	780,150
0.70%, 09/10/24	835	786,126
0.75%, 06/12/23	1,017	1,011,604
0.75%, 09/11/25	1,085	985,032
0.75%, 01/06/26(a)	1,349	1,217,858
1.15%, 06/12/25	1,091	1,009,035
1.20%, 06/03/26	1,340	1,200,887
1.25%, 12/13/24	685	645,834
1.25%, 09/10/26	1,750	1,558,537
1.45%, 01/10/25(a)	1,020	961,622
1.95%, 01/12/27	1,120	1,013,147
2.35%, 03/08/24	2,060	2,006,392
2.65%, 06/12/24	1,576	1,531,620
2.80%, 03/10/27	1,590	1,479,353
3.25%, 03/11/24	1,760	1,727,819
3.77%, 06/06/25	1,770	1,727,983
4.11%, 06/08/27	1,525	1,485,033
4.29%, 09/13/24	1,795	1,775,263
4.69%, 09/15/27	2,110	2,096,131
5.10%, 01/09/26	800	806,904
5.16%, 01/10/28	1,500	1,517,915
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,680	1,562,151
2.15%, 12/06/24 (Call 11/06/24)	1,782	1,688,999
2.75%, 05/01/23	463	463,000
3.20%, 04/01/24 (Call 03/01/24)	2,117	2,073,496

Security	Par (000)	Value

Banks (continued)
3.30%, 05/15/26 (Call 04/15/26)	$705	$654,283
3.63%, 09/16/25 (Call 08/16/25)	1,510	1,435,067
3.69%, 08/02/24 (Call 08/02/23), (3-mo. LIBOR US + 0.735%)(a)(b)	1,092	1,085,614
3.80%, 10/30/26 (Call 09/30/26)	770	719,859
4.05%, 11/03/25 (Call 09/03/25)	573	554,883
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	90	76,658
1.20%, 08/05/25 (Call 07/03/25)	836	756,819
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)(b)	1,248	1,105,737
2.50%, 08/01/24 (Call 07/01/24)(a)	1,643	1,579,855
2.85%, 10/26/24 (Call 09/26/24)(a)	1,606	1,545,690
3.70%, 06/05/25 (Call 05/05/25)	1,267	1,217,694
3.75%, 12/06/23 (Call 11/06/23)	552	547,132
4.00%, 05/01/25 (Call 03/01/25)	1,142	1,109,191
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)	1,790	1,735,308
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	875	856,814
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(b)	885	890,524
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	1,950	1,810,244
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(b)	2,205	1,988,267
2.40%, 07/30/24 (Call 06/30/24)	1,759	1,700,150
3.10%, 04/27/26 (Call 03/27/26)	970	909,434
3.38%, 02/05/24 (Call 01/05/24)	1,585	1,559,549
3.60%, 09/11/24 (Call 08/11/24)	1,326	1,289,314
3.70%, 01/30/24 (Call 12/29/23)	740	731,558
3.95%, 11/17/25 (Call 10/17/25)	1,065	1,033,011
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(b)	1,080	1,086,722
Series V, 2.38%, 07/22/26 (Call 06/22/26)	749	695,639
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	1,345	1,266,747
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	811	768,826
2.80%, 01/27/25 (Call 12/27/24)	1,203	1,154,337
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1-day SOFR + 0.510%)(b)	1,330	1,265,967
2.16%, 02/11/26 (Call 02/11/25), (3-mo. LIBOR US + 0.750%)(b)	4,236	4,009,530
2.19%, 04/30/26 (Call 04/29/25), (1-day SOFR + 2.000%)(b)	4,083	3,847,101
2.41%, 10/30/25 (Call 10/30/24), (1-day SOFR + 1.087%)(b)	3,954	3,782,062
3.00%, 02/19/25	2,876	2,781,621
3.00%, 04/22/26	4,778	4,551,180
3.00%, 10/23/26	2,565	2,414,837
3.20%, 06/17/27 (Call 06/17/26), (3-mo. LIBOR US + 1.170%)(b)	3,725	3,516,312
3.30%, 09/09/24	1,496	1,462,867
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	4,405	4,169,852
3.55%, 09/29/25	3,810	3,704,953
3.75%, 01/24/24 (Call 12/22/23)(a)	3,658	3,615,129
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	3,220	3,138,886

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 06/03/26	$2,012	$1,961,026
4.30%, 07/22/27	1,900	1,857,894
4.48%, 01/16/24(a)	613	610,172
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(b)	3,010	2,974,301
Westpac Banking Corp.
1.02%, 11/18/24	1,920	1,814,880
1.15%, 06/03/26	1,660	1,496,295
2.35%, 02/19/25	1,256	1,205,506
2.70%, 08/19/26	1,140	1,076,461
2.85%, 05/13/26	1,650	1,569,949
3.30%, 02/26/24	1,512	1,492,266
3.35%, 03/08/27	1,155	1,109,797
3.40%, 01/25/28	1,250	1,193,558
3.74%, 08/26/25	355	347,758
4.04%, 08/26/27	1,230	1,215,235
5.35%, 10/18/24	125	126,076
5.46%, 11/18/27	1,290	1,341,341

		923,326,617

Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	4,449	4,371,983
4.00%, 04/13/28 (Call 01/13/28)	3,000	2,971,374
Coca-Cola Co. (The)
1.45%, 06/01/27	1,290	1,173,171
1.75%, 09/06/24	1,491	1,445,220
2.90%, 05/25/27	440	422,245
3.38%, 03/25/27(a)	1,840	1,807,349
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	455	440,506
3.60%, 05/09/24	1,190	1,170,537
3.70%, 12/06/26 (Call 09/06/26)(a)	544	528,603
4.35%, 05/09/27 (Call 04/09/27)	700	694,529
4.40%, 11/15/25 (Call 09/15/25)	1,004	995,688
5.00%, 02/02/26 (Call 02/02/24)(a)	510	507,849
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,070	992,914
2.13%, 10/24/24 (Call 09/24/24)	1,082	1,041,131
3.50%, 09/18/23 (Call 08/18/23)(a)	742	737,858
5.20%, 10/24/25	830	843,353
5.30%, 10/24/27 (Call 09/24/27)	800	835,014
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 05/09/23)	1,620	1,559,992
3.13%, 12/15/23 (Call 10/15/23)(a)	700	690,790
3.40%, 11/15/25 (Call 08/15/25)	657	636,137
4.42%, 05/25/25 (Call 03/25/25)	962	953,068
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	2,720	2,580,656
PepsiCo Inc.
0.40%, 10/07/23	655	642,994
0.75%, 05/01/23	459	459,000
2.25%, 03/19/25 (Call 02/19/25)	1,199	1,157,968
2.38%, 10/06/26 (Call 07/06/26)(a)	540	512,154
2.63%, 03/19/27 (Call 01/19/27)	1,900	1,798,839
2.75%, 04/30/25 (Call 01/30/25)	756	733,551
2.85%, 02/24/26 (Call 11/24/25)	575	556,703
3.00%, 10/15/27 (Call 07/15/27)	100	96,179
3.50%, 07/17/25 (Call 04/17/25)	543	534,501
3.60%, 03/01/24 (Call 12/01/23)	1,099	1,087,740
3.60%, 02/18/28 (Call 01/18/28)	1,375	1,355,618

Security	Par (000)	Value

Beverages (continued)
4.45%, 05/15/28 (Call 04/15/28)(a)	$890	$912,423
4.55%, 02/13/26 (Call 01/13/26)(a)	950	964,322

		38,211,959

Biotechnology — 1.3%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	821	780,567
2.20%, 02/21/27 (Call 12/21/26)	1,922	1,778,154
2.60%, 08/19/26 (Call 05/19/26)	1,545	1,454,089
3.13%, 05/01/25 (Call 02/01/25)	1,193	1,159,167
3.20%, 11/02/27 (Call 08/02/27)	185	176,166
3.63%, 05/22/24 (Call 02/22/24)	1,505	1,484,202
5.15%, 03/02/28 (Call 02/02/28)	4,810	4,930,750
5.25%, 03/02/25	1,980	1,995,620
5.51%, 03/02/26 (Call 03/02/24)	3,860	3,874,137
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,313	1,289,340
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,800	1,767,592
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 05/09/23)	1,456	1,434,819
1.20%, 10/01/27 (Call 08/01/27)	380	333,474
2.95%, 03/01/27 (Call 12/01/26)(a)	1,340	1,282,169
3.50%, 02/01/25 (Call 11/01/24)	2,397	2,357,109
3.65%, 03/01/26 (Call 12/01/25)	3,593	3,516,344
3.70%, 04/01/24 (Call 01/01/24)(a)	2,528	2,492,938
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	315	323,649
5.80%, 12/12/25 (Call 11/12/25)	380	385,478
Royalty Pharma PLC
0.75%, 09/02/23	1,314	1,295,859
1.20%, 09/02/25 (Call 08/02/25)	1,427	1,301,916
1.75%, 09/02/27 (Call 07/02/27)	755	662,080

		36,075,619

Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,481	1,412,146
2.49%, 02/15/27 (Call 12/15/26)	515	476,547
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	843	840,765
4.00%, 06/15/25 (Call 03/15/25)	835	819,878
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	24,026
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	57	49,325
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	1,099	1,070,936
Vulcan Materials Co., 5.80%, 03/01/26 (Call 03/01/24)	40	40,264

		4,733,887

Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,096	1,021,832
1.85%, 05/15/27 (Call 03/15/27)	700	643,203
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	1,240	1,220,857
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	727	709,141
5.90%, 07/05/24(a)	1,735	1,736,607
6.05%, 03/15/25	1,660	1,667,693
6.17%, 07/15/27 (Call 06/15/27)	2,660	2,694,110
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	2,325	2,317,925
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,111	1,086,365
Ecolab Inc.
0.90%, 12/15/23 (Call 05/30/23)	165	160,685

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
1.65%, 02/01/27 (Call 01/01/27)(a)	$860	$784,280
2.70%, 11/01/26 (Call 08/01/26)	515	491,216
5.25%, 01/15/28 (Call 12/15/27)(a)	735	766,683
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,058	998,414
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	205	194,495
Linde Inc./CT
3.20%, 01/30/26 (Call 10/30/25)	1,053	1,022,583
4.70%, 12/05/25 (Call 11/05/25)	890	895,122
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	175	168,205
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	878	879,191
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	326	323,791
Nutrien Ltd.
4.90%, 03/27/28 (Call 02/27/28)	920	923,190
5.90%, 11/07/24	235	238,278
5.95%, 11/07/25	150	154,590
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,072	971,892
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	417	408,386
3.45%, 06/01/27 (Call 03/01/27)	2,230	2,138,600
4.05%, 08/08/24	615	607,163
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	1,075	1,034,279

		26,258,776

Commercial Services — 0.8%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,251	1,228,011
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	340	333,297
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	705	676,920
5.10%, 12/15/27 (Call 11/15/27)	715	724,487
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,516	1,358,419
1.50%, 11/15/24 (Call 10/15/24)	345	325,466
2.15%, 01/15/27 (Call 12/15/26)	1,005	901,880
2.65%, 02/15/25 (Call 01/15/24)	1,207	1,153,302
3.75%, 06/01/23 (Call 05/30/23)	807	805,486
4.00%, 06/01/23 (Call 05/01/23)	486	485,071
4.80%, 04/01/26 (Call 01/01/26)	766	757,391
4.95%, 08/15/27 (Call 07/15/27)	465	462,334
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	100	95,112
3.75%, 03/24/25 (Call 02/24/25)	1,082	1,057,740
4.88%, 02/15/24 (Call 11/15/23)(a)	989	991,369
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(a)	1,446	1,362,136
2.40%, 10/01/24 (Call 09/01/24)	1,750	1,692,957
2.65%, 10/01/26 (Call 08/01/26)	1,785	1,689,786
3.90%, 06/01/27 (Call 05/01/27)(a)	435	429,147
Quanta Services Inc., 0.95%, 10/01/24 (Call 05/30/23)	1,820	1,719,090
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	1,680	1,576,581
2.95%, 01/22/27 (Call 10/22/26)(a)	740	710,309
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,173	1,148,570
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	531	497,501

		22,182,362

Security	Par (000)	Value

Computers — 3.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)(a)	$1,758	$1,622,403
0.70%, 02/08/26 (Call 01/08/26)	3,430	3,136,249
1.13%, 05/11/25 (Call 04/11/25)	2,797	2,629,093
1.80%, 09/11/24 (Call 08/11/24)	1,632	1,577,757
2.05%, 09/11/26 (Call 07/11/26)	1,705	1,598,986
2.45%, 08/04/26 (Call 05/04/26)	2,365	2,258,827
2.50%, 02/09/25	1,705	1,654,632
2.75%, 01/13/25 (Call 11/13/24)	1,998	1,947,579
2.85%, 05/11/24 (Call 03/11/24)	1,020	1,006,640
2.90%, 09/12/27 (Call 06/12/27)	1,310	1,258,355
3.00%, 02/09/24 (Call 12/09/23)	2,569	2,540,158
3.00%, 06/20/27 (Call 03/20/27)	475	459,087
3.00%, 11/13/27 (Call 08/13/27)	450	433,815
3.20%, 05/13/25(a)	2,585	2,536,780
3.20%, 05/11/27 (Call 02/11/27)	1,950	1,901,924
3.25%, 02/23/26 (Call 11/23/25)	4,645	4,547,420
3.35%, 02/09/27 (Call 11/09/26)(a)	2,785	2,727,716
3.45%, 05/06/24	1,833	1,807,354
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	1,553	1,533,301
4.90%, 10/01/26 (Call 08/01/26)	2,405	2,404,315
5.25%, 02/01/28 (Call 01/01/28)	1,025	1,035,133
5.85%, 07/15/25 (Call 06/15/25)	1,265	1,290,045
6.02%, 06/15/26 (Call 03/15/26)	5,095	5,248,239
6.10%, 07/15/27 (Call 05/15/27)(a)	445	467,823
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(a)	1,070	942,065
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	903	815,368
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	1,698	1,641,158
1.75%, 04/01/26 (Call 03/01/26)	1,135	1,048,486
4.90%, 10/15/25 (Call 07/15/25)	3,015	3,002,612
5.90%, 10/01/24	1,885	1,904,790
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	1,612	1,457,211
2.20%, 06/17/25 (Call 05/17/25)	1,546	1,463,552
3.00%, 06/17/27 (Call 04/17/27)(a)	645	601,662
4.75%, 01/15/28 (Call 12/15/27)	875	868,884
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,530	1,383,845
2.20%, 02/09/27 (Call 01/09/27)	480	444,797
3.00%, 05/15/24	3,793	3,718,733
3.30%, 05/15/26(a)	3,985	3,859,213
3.30%, 01/27/27	577	557,195
3.45%, 02/19/26(a)	1,404	1,367,855
3.63%, 02/12/24(a)	1,753	1,736,053
4.00%, 07/27/25	1,010	998,186
4.15%, 07/27/27 (Call 06/27/27)	940	932,275
4.50%, 02/06/26	890	891,575
4.50%, 02/06/28 (Call 01/06/28)	890	890,963
7.00%, 10/30/25	345	364,810
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	600	525,284
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	865	840,964
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,061	994,466
2.38%, 06/22/27 (Call 04/22/27)(a)	520	482,013

		81,357,646

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co. 3.10%, 08/15/25(a)	275	268,750

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.10%, 08/15/27 (Call 07/15/27)	$410	$398,643
3.25%, 03/15/24	752	743,430
4.60%, 03/01/28 (Call 02/01/28)	532	549,032
4.80%, 03/02/26	257	262,922
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	1,131	1,085,761
3.15%, 03/15/27 (Call 12/15/26)(a)	220	213,800
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24 (Call 05/15/23)	540	531,509
3.38%, 03/24/27 (Call 02/24/27)	2,355	2,248,589
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	2,255	2,178,269
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)(c)	1,110	1,149,514
5.35%, 03/22/26 (Call 02/22/26)(a)(c)	1,105	1,134,419
5.50%, 03/22/25(c)	1,260	1,282,435
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,272	1,161,944
1.00%, 04/23/26	972	892,157
1.90%, 02/01/27(a)	715	668,168
2.45%, 11/03/26	870	827,626
2.70%, 02/02/26	1,250	1,213,753
2.80%, 03/25/27	1,670	1,604,715
2.85%, 08/11/27	160	153,696
3.10%, 08/15/23(a)	319	317,809
3.95%, 01/26/28(a)	445	446,842
4.10%, 01/26/26	500	501,425
Unilever Capital Corp.
0.63%, 08/12/24 (Call 05/30/23)	650	615,877
2.00%, 07/28/26(a)	135	126,835
2.60%, 05/05/24 (Call 03/05/24)	1,573	1,536,857
2.90%, 05/05/27 (Call 02/05/27)	1,290	1,235,082
3.10%, 07/30/25	890	864,641
3.25%, 03/07/24 (Call 02/07/24)	1,001	990,623

		25,205,123

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	996	950,865

Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	1,930	1,885,659
1.65%, 10/29/24 (Call 09/29/24)	795	743,627
1.75%, 01/30/26 (Call 12/30/25)	1,400	1,257,397
2.45%, 10/29/26 (Call 09/29/26)	4,820	4,324,499
2.88%, 08/14/24 (Call 07/14/24)(a)	1,393	1,337,463
3.15%, 02/15/24 (Call 01/15/24)(a)	1,442	1,412,419
3.50%, 01/15/25 (Call 11/15/24)	1,099	1,052,559
3.65%, 07/21/27 (Call 04/21/27)	610	567,360
3.88%, 01/23/28 (Call 10/23/27)	500	464,901
4.45%, 10/01/25 (Call 08/01/25)	565	546,969
4.45%, 04/03/26 (Call 02/03/26)	930	898,980
4.50%, 09/15/23 (Call 08/15/23)(a)	1,324	1,315,949
4.63%, 10/15/27 (Call 08/15/27)	500	482,239
4.88%, 01/16/24 (Call 12/16/23)(a)	1,261	1,254,319
6.50%, 07/15/25 (Call 06/15/25)	1,572	1,590,056
Series 3NC1, 1.75%, 10/29/24 (Call 05/29/23)	1,510	1,414,798
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	839	805,656
0.80%, 08/18/24 (Call 07/18/24)	745	699,915
1.88%, 08/15/26 (Call 07/15/26)	2,452	2,181,963

Security	Par (000)	Value

Diversified Financial Services (continued)
2.20%, 01/15/27 (Call 12/15/26)	$910	$814,400
2.30%, 02/01/25 (Call 01/01/25)(a)	944	894,094
2.88%, 01/15/26 (Call 12/15/25)(a)	1,530	1,428,368
3.00%, 09/15/23 (Call 07/15/23)	382	378,653
3.25%, 03/01/25 (Call 01/01/25)	975	934,548
3.38%, 07/01/25 (Call 06/01/25)	783	751,392
3.63%, 04/01/27 (Call 01/01/27)	348	325,926
3.63%, 12/01/27 (Call 09/01/27)	20	18,540
3.75%, 06/01/26 (Call 04/01/26)	755	719,145
3.88%, 07/03/23 (Call 06/03/23)	1,065	1,062,623
4.25%, 02/01/24 (Call 01/01/24)	807	798,459
4.25%, 09/15/24 (Call 06/15/24)	687	675,313
5.30%, 02/01/28 (Call 01/01/28)	350	346,074
5.85%, 12/15/27 (Call 11/15/27)(a)	820	829,250
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	525	515,406
4.25%, 06/15/26 (Call 04/15/26)(a)	940	893,836
4.40%, 09/25/23 (Call 08/25/23)	135	133,815
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,362	1,331,355
3.05%, 06/05/23 (Call 05/05/23)	663	660,381
3.88%, 05/21/24 (Call 04/21/24)	820	798,336
4.63%, 03/30/25(a)	546	530,226
4.75%, 06/09/27 (Call 05/09/27)(a)	860	814,489
5.13%, 09/30/24	770	755,188
5.80%, 05/01/25 (Call 04/01/25)(a)	736	727,913
7.10%, 11/15/27 (Call 10/15/27)(a)	865	891,266
American Express Co.
0.75%, 11/03/23(a)	455	445,078
1.65%, 11/04/26 (Call 10/04/26)	1,122	1,016,686
2.25%, 03/04/25 (Call 02/01/25)	2,490	2,372,150
2.50%, 07/30/24 (Call 06/29/24)	2,105	2,040,803
2.55%, 03/04/27 (Call 02/01/27)	2,250	2,083,009
3.00%, 10/30/24 (Call 09/29/24)	2,280	2,215,495
3.13%, 05/20/26 (Call 04/20/26)	1,055	1,012,350
3.30%, 05/03/27 (Call 04/02/27)	2,070	1,967,363
3.38%, 05/03/24	2,090	2,051,009
3.40%, 02/22/24 (Call 01/22/24)	1,897	1,870,764
3.63%, 12/05/24 (Call 11/04/24)	610	596,652
3.95%, 08/01/25 (Call 07/01/25)	2,440	2,394,335
4.20%, 11/06/25 (Call 10/06/25)	780	772,250
4.90%, 02/13/26 (Call 01/13/26)	1,160	1,167,900
4.99%, 05/01/26 (Call 05/01/25)	2,190	2,187,175
5.85%, 11/05/27 (Call 10/05/27)(a)	2,250	2,353,880
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	375	356,174
3.00%, 04/02/25 (Call 03/02/25)	747	720,583
3.70%, 10/15/24	793	778,617
4.00%, 10/15/23(a)	931	925,359
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	820	775,943
4.00%, 04/01/24 (Call 02/01/24)	899	881,942
4.25%, 06/02/26 (Call 03/02/26)	330	321,081
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	1,098	1,048,291
3.30%, 10/30/24 (Call 09/30/24)	1,649	1,591,265
3.50%, 06/15/23	883	880,257
3.65%, 05/11/27 (Call 04/11/27)(a)	1,270	1,183,579
3.75%, 04/24/24 (Call 03/24/24)	824	806,926
3.75%, 07/28/26 (Call 06/28/26)	956	896,669

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 03/09/27 (Call 02/09/27)(a)	$1,665	$1,560,297
3.80%, 01/31/28 (Call 12/31/27)	1,630	1,523,998
3.90%, 01/29/24 (Call 12/29/23)(a)	1,444	1,424,497
4.20%, 10/29/25 (Call 09/29/25)(a)	943	901,173
4.25%, 04/30/25 (Call 03/31/25)	866	838,934
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	475	464,268
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,863	1,782,942
0.90%, 03/11/26 (Call 02/11/26)	1,705	1,510,102
1.15%, 05/13/26 (Call 04/13/26)	1,544	1,367,045
2.00%, 03/20/28 (Call 01/20/28)	1,000	871,128
2.45%, 03/03/27 (Call 02/03/27)(a)	1,450	1,314,914
3.20%, 03/02/27 (Call 12/02/26)(a)	305	284,356
3.20%, 01/25/28 (Call 10/25/27)(a)	20	18,511
3.30%, 04/01/27 (Call 01/01/27)(a)	180	168,271
3.55%, 02/01/24 (Call 01/01/24)(a)	646	635,655
3.85%, 05/21/25 (Call 03/21/25)	1,031	1,000,631
4.20%, 03/24/25 (Call 02/22/25)	848	836,935
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	1,176	1,138,400
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	210	201,111
3.95%, 11/06/24 (Call 08/06/24)	995	964,465
4.10%, 02/09/27 (Call 11/09/26)	870	828,074
4.50%, 01/30/26 (Call 11/30/25)(a)	530	513,005
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(a)	80	75,693
3.65%, 05/23/25	1,260	1,237,150
3.75%, 12/01/25 (Call 09/01/25)	1,175	1,152,187
4.00%, 09/15/27 (Call 08/15/27)(a)	3,195	3,163,407
Invesco Finance PLC
3.75%, 01/15/26	650	631,205
4.00%, 01/30/24(a)	931	920,954
Jefferies Financial Group Inc., 4.85%, 01/15/27	1,175	1,159,048
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	1,062	1,016,960
2.95%, 11/21/26 (Call 08/21/26)	1,060	1,019,501
3.30%, 03/26/27 (Call 01/26/27)	1,240	1,202,744
3.38%, 04/01/24	1,563	1,541,099
4.88%, 03/09/28 (Call 02/09/28)	805	835,109
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	398	390,976
Nomura Holdings Inc.
1.65%, 07/14/26	2,013	1,785,056
1.85%, 07/16/25	1,210	1,112,261
2.33%, 01/22/27	1,215	1,080,231
2.65%, 01/16/25	1,737	1,647,477
5.10%, 07/03/25	50	49,361
5.39%, 07/06/27	970	961,755
5.71%, 01/09/26	500	504,071
5.84%, 01/18/28(a)	895	907,209
ORIX Corp.
3.25%, 12/04/24	695	674,048
3.70%, 07/18/27	50	48,034
4.05%, 01/16/24	285	282,905
5.00%, 09/13/27	635	644,037
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	225	201,388
3.95%, 12/01/27 (Call 09/01/27)	905	799,350
4.25%, 08/15/24 (Call 05/15/24)	750	716,728
4.38%, 03/19/24 (Call 02/19/24)	710	694,770

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 07/23/25 (Call 04/24/25)	$1,095	$1,028,535
4.88%, 06/13/25 (Call 05/13/25)	795	753,730
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	130	114,799
1.90%, 04/15/27 (Call 02/15/27)(a)	2,560	2,377,881
2.75%, 09/15/27 (Call 06/15/27)	290	276,987
3.15%, 12/14/25 (Call 09/14/25)(a)	4,115	3,995,538
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	907	816,003
2.85%, 01/10/25 (Call 12/10/24)	755	723,371

		136,669,579

Electric — 3.7%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	1,137	1,031,834
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	405	398,341
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	560	507,267
American Electric Power Co. Inc.
2.03%, 03/15/24	860	834,002
5.75%, 11/01/27 (Call 10/01/27)	425	443,097
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,138	1,101,348
3.20%, 04/15/25 (Call 03/15/25)	1,094	1,051,744
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)(a)	804	797,236
4.05%, 04/15/25 (Call 03/15/25)	1,623	1,606,872
Black Hills Corp.
1.04%, 08/23/24 (Call 05/15/23)	740	698,785
4.25%, 11/30/23 (Call 08/30/23)(a)	210	208,753
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	800	726,557
2.50%, 09/01/24 (Call 08/01/24)	630	607,765
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	570	539,909
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	310	298,180
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 05/30/23)(a)	671	654,443
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	1,392	1,339,960
5.60%, 03/01/28 (Call 02/01/28)(a)	600	620,792
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	290	287,377
Dominion Energy Inc.
3.07%, 08/15/24(d)	1,223	1,189,389
3.90%, 10/01/25 (Call 07/01/25)	1,100	1,079,080
Series A, 1.45%, 04/15/26 (Call 03/15/26)	840	764,822
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	780	732,284
4.22%, 11/01/24(d)	1,255	1,241,892
Series C, 2.53%, 10/01/24(d)	1,213	1,168,566
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,173	1,084,489
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	980	899,020
2.65%, 09/01/26 (Call 06/01/26)	1,055	991,434
3.15%, 08/15/27 (Call 05/15/27)(a)	697	660,295
3.75%, 04/15/24 (Call 01/15/24)	1,516	1,492,378
4.30%, 03/15/28 (Call 02/15/28)	920	907,099
5.00%, 12/08/25	595	598,836
5.00%, 12/08/27 (Call 11/08/27)	595	606,248
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	220	211,297

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	$726	$706,217
Edison International
3.55%, 11/15/24 (Call 10/15/24)	566	550,641
5.75%, 06/15/27 (Call 04/15/27)	560	574,833
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,105	1,058,157
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	925	907,996
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,107	1,009,739
2.95%, 09/01/26 (Call 06/01/26)	733	693,432
Entergy Louisiana LLC, 0.62%, 11/17/23 (Call 05/09/23)(a)	763	740,952
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,336	1,285,588
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	1,230	1,159,617
4.20%, 06/27/24	1,265	1,251,950
4.60%, 07/01/27 (Call 06/01/27)	910	911,412
5.45%, 03/01/28 (Call 02/01/28)	815	845,823
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	520	487,872
3.40%, 04/15/26 (Call 01/15/26)	1,070	1,034,048
3.95%, 06/15/25 (Call 03/15/25)	1,066	1,046,404
5.15%, 03/15/28 (Call 02/15/28)	455	465,081
Florida Power & Light Co.
2.75%, 06/01/23 (Call 05/30/23)	219	218,731
2.85%, 04/01/25 (Call 03/01/25)	1,378	1,339,053
3.13%, 12/01/25 (Call 06/01/25)	775	754,440
3.25%, 06/01/24 (Call 12/01/23)	186	183,059
5.05%, 04/01/28 (Call 03/01/28)(a)	460	476,342
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	480	452,286
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	498	494,856
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	892	867,701
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	85	80,811
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	805	790,303
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	893	861,981
1.00%, 06/15/26 (Call 05/15/26)	785	706,360
1.88%, 02/07/25(a)	865	822,712
4.45%, 03/13/26 (Call 02/13/26)	295	296,259
4.80%, 03/15/28 (Call 02/15/28)	460	466,495
5.45%, 10/30/25(a)	667	679,831
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,390	1,263,386
2.94%, 03/21/24 (Call 05/30/23)(a)	1,635	1,601,007
3.55%, 05/01/27 (Call 02/01/27)	410	396,172
4.20%, 06/20/24	1,270	1,256,980
4.26%, 09/01/24	1,640	1,624,065
4.45%, 06/20/25	1,345	1,337,557
4.63%, 07/15/27 (Call 06/15/27)	1,830	1,832,516
4.90%, 02/28/28 (Call 01/28/28)(a)	1,850	1,872,566
6.05%, 03/01/25	185	188,063
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	145	138,666
OGE Energy Corp., 0.70%, 05/26/23(a)	135	134,635
Oklahoma Gas & Electric Co., 0.55%, 05/26/23	300	299,013
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(a)	980	957,540
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 05/30/23)(a)	1,160	1,134,669
2.10%, 08/01/27 (Call 06/01/27)	455	397,921
2.95%, 03/01/26 (Call 12/01/25)	904	843,904

Security	Par (000)	Value

Electric (continued)
3.15%, 01/01/26	$2,417	$2,279,470
3.25%, 02/16/24 (Call 05/15/23)	3,605	3,548,954
3.30%, 12/01/27 (Call 09/01/27)	1,500	1,354,254
3.45%, 07/01/25	330	315,045
3.50%, 06/15/25 (Call 03/15/25)(a)	920	879,343
4.25%, 08/01/23 (Call 07/01/23)	324	322,960
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	911	838,355
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	970	929,056
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	800	733,008
0.84%, 11/08/23 (Call 05/09/23)(a)	785	766,378
2.88%, 06/15/24 (Call 05/15/24)	1,294	1,260,024
5.85%, 11/15/27 (Call 10/15/27)	190	199,010
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	535	507,404
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	185	174,399
3.30%, 04/01/25 (Call 03/01/25)	385	373,484
3.40%, 02/01/28 (Call 10/01/27)	1,200	1,132,103
Southern California Edison Co.
1.10%, 04/01/24 (Call 05/30/23)	1,160	1,114,229
5.30%, 03/01/28 (Call 02/01/28)	125	128,373
5.85%, 11/01/27 (Call 10/01/27)	630	663,009
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	828	820,184
Series D, 4.70%, 06/01/27 (Call 05/01/27)	975	981,566
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,206	1,181,563
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	1,476	1,469,314
3.25%, 07/01/26 (Call 04/01/26)	2,185	2,092,324
5.15%, 10/06/25	795	803,735
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	1,057	1,021,731
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	603	593,301
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	905	830,070
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	748	727,108
Series A, 3.50%, 03/15/27 (Call 12/15/26)	415	401,771
Series B, 3.75%, 05/15/27 (Call 04/15/27)	970	949,852
WEC Energy Group Inc.
0.55%, 09/15/23	799	784,788
0.80%, 03/15/24 (Call 02/15/24)(a)	525	505,433
1.38%, 10/15/27 (Call 08/15/27)	5	4,373
4.75%, 01/09/26 (Call 12/09/25)	1,205	1,209,553
5.00%, 09/27/25 (Call 08/27/25)	835	838,330
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	471	460,574
1.75%, 03/15/27 (Call 02/15/27)	440	396,507
3.30%, 06/01/25 (Call 12/01/24)	1,041	1,008,592
3.35%, 12/01/26 (Call 06/01/26)	162	155,502

		101,636,062

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	699	625,670
1.80%, 10/15/27 (Call 08/15/27)(a)	100	90,181
3.15%, 06/01/25 (Call 03/01/25)	679	660,237

		1,376,088

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.6%
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(a)	$917	$890,819
3.88%, 01/12/28 (Call 10/12/27)	85	80,245
6.13%, 03/01/26 (Call 03/01/24)	1,300	1,300,364
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	30	29,552
6.25%, 03/15/28 (Call 02/15/28)	495	507,754
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	812	780,289
4.75%, 06/15/25 (Call 03/15/25)	877	865,293
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,055	1,009,100
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,950	1,755,111
1.35%, 06/01/25 (Call 05/01/25)	1,682	1,582,401
2.30%, 08/15/24 (Call 07/15/24)	1,296	1,258,553
2.50%, 11/01/26 (Call 08/01/26)(a)	1,370	1,303,222
4.95%, 02/15/28 (Call 01/15/28)(a)	515	534,901
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	837	759,692
3.95%, 01/12/28 (Call 10/12/27)	10	9,530
4.25%, 05/15/27 (Call 04/15/27)(a)	925	901,838
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	1,168	1,156,893
4.60%, 04/06/27 (Call 01/06/27)	330	330,203
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 05/09/23)	935	877,809
1.75%, 08/09/26 (Call 07/09/26)	1,015	889,474
Tyco Electronics Group SA, 4.50%, 02/13/26	40	40,101
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	785	700,800

		17,563,944

Entertainment — 0.4%
Magallanes Inc.
3.43%, 03/15/24(c)	1,724	1,687,279
3.53%, 03/15/24 (Call 05/09/23)(c)	790	775,560
3.64%, 03/15/25(c)	1,325	1,282,242
3.76%, 03/15/27 (Call 02/15/27)(c)	5,020	4,739,398
3.79%, 03/15/25 (Call 05/09/23)(c)	995	966,889
Warnermedia Holdings Inc., 6.41%, 03/15/26 (Call 03/15/24)(a)	2,080	2,089,084

		11,540,452

Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	1,460	1,415,111
2.90%, 07/01/26 (Call 04/01/26)	615	587,758
3.20%, 03/15/25 (Call 12/15/24)	906	880,892
3.38%, 11/15/27 (Call 08/15/27)	80	77,098
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,013	919,865
1.15%, 03/15/28 (Call 01/15/28)	50	43,154
2.40%, 05/15/23	711	710,328
3.15%, 11/15/27 (Call 08/15/27)	105	100,470

		4,734,676

Food — 1.4%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	1,380	1,356,211
4.15%, 03/15/28 (Call 12/15/27)	1,035	1,018,611
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,165	1,004,025
4.30%, 05/01/24 (Call 04/01/24)	1,690	1,675,619

Security	Par (000)	Value

Food (continued)
4.60%, 11/01/25 (Call 09/01/25)	$1,407	$1,399,808
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	5	4,827
3.65%, 02/15/24 (Call 11/15/23)	725	719,855
4.00%, 04/17/25 (Call 02/17/25)	1,418	1,401,060
4.20%, 04/17/28 (Call 01/17/28)	1,500	1,489,306
5.24%, 11/18/25 (Call 11/18/23)	415	415,231
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)(a)	1,075	1,022,792
3.38%, 05/15/23	628	627,769
Hormel Foods Corp., 0.65%, 06/03/24 (Call 05/30/23)(a)	710	678,746
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	155	147,624
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(c)	1,111	982,068
JM Smucker Co. (The), 3.50%, 03/15/25	1,165	1,137,902
Kellogg Co.
2.65%, 12/01/23(a)	1,053	1,038,210
3.25%, 04/01/26	1,250	1,204,903
3.40%, 11/15/27 (Call 08/15/27)	20	19,112
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	2,650	2,536,197
3.88%, 05/15/27 (Call 02/15/27)	1,530	1,491,476
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,260	1,194,389
3.50%, 02/01/26 (Call 11/01/25)	950	926,022
3.70%, 08/01/27 (Call 05/01/27)(a)	150	146,013
3.85%, 08/01/23 (Call 05/01/23)(a)	788	786,920
4.00%, 02/01/24 (Call 11/01/23)(a)	1,020	1,012,597
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	986	888,399
3.15%, 08/15/24 (Call 06/15/24)	1,230	1,199,588
3.40%, 08/15/27 (Call 05/15/27)	200	190,786
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,344	1,261,112
2.13%, 03/17/24	590	578,122
2.63%, 03/17/27 (Call 01/17/27)	1,353	1,268,684
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	725	690,283
3.30%, 07/15/26 (Call 04/15/26)(a)	820	792,076
3.75%, 10/01/25 (Call 07/01/25)	1,213	1,185,245
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,595	1,530,008
3.95%, 08/15/24 (Call 05/15/24)	1,605	1,582,591
4.00%, 03/01/26 (Call 01/01/26)	1,236	1,214,805
Walmart Inc., 3.90%, 09/09/25	955	949,153

		38,768,145

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	751	764,253

Gas — 0.3%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	105	99,785
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	500	519,391
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,384	1,332,083
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)(a)	793	796,304
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	2,105	1,933,683
3.49%, 05/15/27 (Call 02/15/27)	815	781,628
5.25%, 03/30/28 (Call 02/29/28)	865	883,395

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
ONE Gas Inc., 1.10%, 03/11/24 (Call 05/15/23)(a)	$581	$560,836
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,395	1,319,539
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	530	501,091

		8,727,735

Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 02/15/26(a)(c)	925	937,873
6.05%, 04/15/28 (Call 03/15/28)(c)	1,340	1,351,296
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 05/30/23)	915	874,287
3.40%, 03/01/26 (Call 01/01/26)(a)	935	901,556

		4,065,012

Health Care - Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,697	1,656,726
3.40%, 11/30/23 (Call 09/30/23)	1,640	1,622,086
3.75%, 11/30/26 (Call 08/30/26)	1,545	1,540,639
Baxter International Inc.
0.87%, 12/01/23	520	505,661
1.32%, 11/29/24	1,050	989,678
1.92%, 02/01/27 (Call 01/01/27)	1,755	1,578,751
2.60%, 08/15/26 (Call 05/15/26)	500	466,620
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,053	999,626
3.45%, 03/01/24 (Call 02/01/24)(a)	1,137	1,119,180
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	1,030	1,006,165
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	1,296	1,246,045
GE Healthcare Holding LLC
5.55%, 11/15/24(c)	605	608,207
5.60%, 11/15/25 (Call 10/15/25)(a)(c)	675	683,952
5.65%, 11/15/27 (Call 10/15/27)(c)	2,735	2,820,827
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	1,040	1,041,983
PerkinElmer Inc.
0.55%, 09/15/23 (Call 05/30/23)(a)	215	211,897
0.85%, 09/15/24 (Call 05/09/23)	850	800,040
Stryker Corp.
0.60%, 12/01/23 (Call 05/09/23)(a)	954	927,666
1.15%, 06/15/25 (Call 05/15/25)	760	705,575
3.38%, 05/15/24 (Call 02/15/24)	1,006	987,686
3.38%, 11/01/25 (Call 08/01/25)	1,090	1,057,473
3.50%, 03/15/26 (Call 12/15/25)	1,405	1,371,244
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 05/09/23)	775	759,718
1.22%, 10/18/24 (Call 05/09/23)	2,500	2,378,103
4.80%, 11/21/27 (Call 10/21/27)	1,060	1,090,641
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 05/30/23)	1,213	1,149,340
3.05%, 01/15/26 (Call 12/15/25)	994	951,511
3.55%, 04/01/25 (Call 01/01/25)(a)	1,130	1,099,802

		31,376,842

Health Care - Services — 2.0%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,782	1,737,672
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)(a)	2,820	2,696,399
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	1,097	1,064,633
Elevance Health Inc. 1.50%, 03/15/26 (Call 02/15/26)(a)	925	851,263

Security	Par (000)	Value

Health Care - Services (continued)
2.38%, 01/15/25 (Call 12/15/24)	$1,701	$1,636,230
3.35%, 12/01/24 (Call 10/01/24)	1,405	1,371,556
3.50%, 08/15/24 (Call 05/15/24)	1,233	1,210,165
3.65%, 12/01/27 (Call 09/01/27)	1,900	1,843,153
4.10%, 03/01/28 (Call 12/01/27)	1,500	1,476,883
4.90%, 02/08/26 (Call 02/08/24)	1,265	1,265,342
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(c)	1,315	1,235,174
4.50%, 02/15/27 (Call 08/15/26)	1,515	1,488,677
5.00%, 03/15/24	2,583	2,570,822
5.25%, 04/15/25	1,765	1,769,630
5.25%, 06/15/26 (Call 12/15/25)	1,807	1,813,709
5.38%, 02/01/25	3,060	3,061,239
5.38%, 09/01/26 (Call 03/01/26)	1,235	1,243,497
5.88%, 02/15/26 (Call 08/15/25)	1,855	1,883,456
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,712	1,519,766
3.85%, 10/01/24 (Call 07/01/24)	1,542	1,518,355
3.95%, 03/15/27 (Call 12/15/26)	125	121,566
4.50%, 04/01/25 (Call 03/01/25)(a)	902	896,877
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	315	299,736
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	980	886,279
3.25%, 09/01/24 (Call 07/01/24)(a)	1,027	1,003,349
3.60%, 02/01/25 (Call 11/01/24)	1,393	1,360,162
3.60%, 09/01/27 (Call 06/01/27)	50	48,157
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	1,030	996,091
3.50%, 03/30/25 (Call 12/30/24)	1,042	1,014,221
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	45	43,511
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	680	666,439
0.55%, 05/15/24 (Call 05/09/23)	1,353	1,295,257
1.15%, 05/15/26 (Call 04/15/26)(a)	1,270	1,164,162
1.25%, 01/15/26	321	297,128
2.38%, 08/15/24	1,069	1,037,353
2.95%, 10/15/27	895	851,693
3.10%, 03/15/26	1,424	1,383,838
3.38%, 04/15/27	405	393,298
3.45%, 01/15/27	525	512,339
3.50%, 02/15/24	1,261	1,250,515
3.75%, 07/15/25	2,176	2,147,125
5.00%, 10/15/24	450	452,512
5.15%, 10/15/25(a)	1,265	1,289,936
5.25%, 02/15/28 (Call 01/15/28)	1,370	1,431,389
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	720	636,374

		54,736,928

Holding Companies - Diversified — 0.7%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,675	1,459,180
2.88%, 06/15/27 (Call 05/15/27)	450	391,820
3.25%, 07/15/25 (Call 06/15/25)(a)	370	342,790
3.88%, 01/15/26 (Call 12/15/25)	1,767	1,644,122
4.20%, 06/10/24 (Call 05/10/24)	1,154	1,124,129
4.25%, 03/01/25 (Call 01/01/25)	818	781,361
Blackstone Private Credit Fund 2.35%, 11/22/24(a)	610	569,215

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
2.63%, 12/15/26 (Call 11/15/26)	$1,355	$1,155,887
2.70%, 01/15/25 (Call 11/15/24)	645	601,870
3.25%, 03/15/27 (Call 02/15/27)	1,175	1,012,089
4.70%, 03/24/25(a)	1,030	988,750
7.05%, 09/29/25(c)	824	826,249
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	605	511,896
2.75%, 09/16/26 (Call 08/16/26)	655	572,888
3.63%, 01/15/26 (Call 12/15/25)(a)	1,400	1,288,074
FS KKR Capital Corp.
1.65%, 10/12/24	695	643,787
3.25%, 07/15/27 (Call 06/15/27)	460	395,951
3.40%, 01/15/26 (Call 12/15/25)	1,229	1,119,230
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	1,210	1,045,888
3.38%, 04/15/24 (Call 03/15/24)(a)	708	684,381
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	570	488,246
3.40%, 07/15/26 (Call 06/15/26)	972	869,119
3.75%, 07/22/25 (Call 06/22/25)	734	679,883
4.25%, 01/15/26 (Call 12/15/25)	882	820,441

		20,017,246

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,105	983,221
1.40%, 10/15/27 (Call 08/15/27)	30	26,198
2.50%, 10/15/24 (Call 09/15/24)	859	828,117
2.60%, 10/15/25 (Call 09/15/25)	718	674,449
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	930	928,264
4.75%, 05/30/25 (Call 02/28/25)(a)	1,059	1,043,933
4.75%, 11/29/27 (Call 05/29/27)	890	880,709
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	620	617,509
5.50%, 03/01/26 (Call 12/01/25)	670	676,639

		6,659,039

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	60	56,673

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	55	48,695

Insurance — 1.5%
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	807	727,025
3.15%, 06/15/23(a)	755	753,119
3.28%, 12/15/26 (Call 09/15/26)	990	948,287
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	828	786,478
3.90%, 04/01/26 (Call 01/01/26)	1,250	1,220,574
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	1,405	1,309,113
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	1,349	1,325,269
3.88%, 12/15/25 (Call 09/15/25)	870	853,276
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	890	868,393
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,025	933,867
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	1,230	1,173,493

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	$3,231	$3,152,432
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	10	9,286
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	866	854,112
Chubb INA Holdings Inc.
3.15%, 03/15/25	1,275	1,242,334
3.35%, 05/15/24(a)	931	917,221
3.35%, 05/03/26 (Call 02/03/26)	1,300	1,272,158
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	150	142,271
3.95%, 05/15/24 (Call 02/15/24)(a)	908	897,481
4.50%, 03/01/26 (Call 12/01/25)	320	318,113
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	569	563,279
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(c)	455	437,431
3.65%, 04/05/27 (Call 03/05/27)(c)	2,044	1,931,638
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	1,550	1,492,768
Jackson Financial Inc., 1.13%, 11/22/23(a)	185	180,646
Lincoln National Corp.
3.80%, 03/01/28 (Call 12/01/27)(a)	50	44,754
4.00%, 09/01/23	520	517,569
Loews Corp.
2.63%, 05/15/23(a)	407	406,738
3.75%, 04/01/26 (Call 01/01/26)	985	968,416
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	1,215	1,134,229
4.15%, 03/04/26(a)	1,110	1,093,388
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	957	940,103
3.50%, 03/10/25 (Call 12/10/24)	751	735,600
3.75%, 03/14/26 (Call 12/14/25)	1,023	1,004,111
3.88%, 03/15/24 (Call 02/15/24)(a)	1,485	1,469,506
MetLife Inc.
3.00%, 03/01/25	626	606,650
3.60%, 04/10/24	1,686	1,670,008
3.60%, 11/13/25 (Call 08/13/25)	749	732,226
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	379	365,389
Progressive Corp. (The)
2.45%, 01/15/27	350	326,978
2.50%, 03/15/27 (Call 02/15/27)(a)	1,045	976,021
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	840	773,867
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	665	654,915
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)(a)	246	243,003
4.65%, 06/15/27 (Call 05/15/27)	1,460	1,438,487

		40,412,022

Internet — 1.8%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,324	1,217,162
0.80%, 08/15/27 (Call 06/15/27)(a)	420	370,594
2.00%, 08/15/26 (Call 05/15/26)	1,985	1,873,552
3.38%, 02/25/24(a)	1,548	1,535,849
Amazon.com Inc.
0.45%, 05/12/24	1,498	1,433,162
0.80%, 06/03/25 (Call 05/03/25)	1,556	1,448,286
1.00%, 05/12/26 (Call 04/12/26)	3,360	3,067,095
1.20%, 06/03/27 (Call 04/03/27)	965	864,563
2.73%, 04/13/24	825	809,654

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.80%, 08/22/24 (Call 06/22/24)	$1,185	$1,160,257
3.00%, 04/13/25	1,835	1,795,772
3.15%, 08/22/27 (Call 05/22/27)(a)	4,135	3,981,990
3.30%, 04/13/27 (Call 03/13/27)	2,550	2,480,574
3.80%, 12/05/24 (Call 09/05/24)	1,788	1,772,525
4.55%, 12/01/27 (Call 11/01/27)	2,000	2,033,085
4.60%, 12/01/25	1,625	1,641,815
4.70%, 11/29/24	1,805	1,814,774
5.20%, 12/03/25 (Call 09/03/25)	1,207	1,234,344
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	25	24,127
3.60%, 06/01/26 (Call 03/01/26)	1,522	1,486,109
3.65%, 03/15/25 (Call 12/15/24)	862	846,699
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,265	1,152,971
1.90%, 03/11/25 (Call 02/11/25)	1,388	1,312,357
3.45%, 08/01/24 (Call 05/01/24)	1,203	1,179,826
3.60%, 06/05/27 (Call 03/05/27)(a)	350	338,029
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	320	302,566
4.63%, 08/01/27 (Call 05/01/27)	900	885,350
5.00%, 02/15/26 (Call 11/15/25)	1,287	1,287,563
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)	4,195	4,070,842
Netflix Inc.
4.38%, 11/15/26	730	724,846
4.88%, 04/15/28	1,750	1,761,008
5.88%, 02/15/25(a)	1,140	1,156,834
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/23)(a)	445	435,895
5.25%, 04/01/25 (Call 01/01/25)	805	808,679

		48,308,754

Iron & Steel — 0.1%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	1,145	1,194,169
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	735	695,311
3.95%, 05/23/25	780	768,182
4.30%, 05/23/27 (Call 04/23/27)	1,060	1,056,068

		3,713,730

Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 05/30/23)(a)	645	634,912
1.80%, 10/01/24 (Call 05/30/23)	1,110	1,054,534
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	922	906,078
5.00%, 10/15/27 (Call 09/15/27)	600	605,490
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,083	1,096,952
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,260	1,199,506
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	1,355	1,288,605
5.63%, 08/08/25 (Call 06/08/25)	270	264,539

		7,050,616

Machinery — 2.0%
Caterpillar Financial Services Corp.
0.45%, 09/14/23(a)	255	251,454
0.45%, 05/17/24(a)	1,319	1,261,874
0.60%, 09/13/24	380	360,327
0.65%, 07/07/23(a)	467	463,354
0.80%, 11/13/25(a)	1,386	1,266,871
0.90%, 03/02/26	1,160	1,059,058

Security	Par (000)	Value

Machinery (continued)
0.95%, 01/10/24	$955	$933,094
1.10%, 09/14/27(a)	85	74,938
1.15%, 09/14/26	998	902,104
1.45%, 05/15/25	829	781,119
1.70%, 01/08/27(a)	1,130	1,038,389
2.15%, 11/08/24	1,535	1,480,603
2.85%, 05/17/24	905	887,122
3.25%, 12/01/24	686	671,839
3.40%, 05/13/25	770	755,276
3.60%, 08/12/27	810	794,425
3.65%, 12/07/23(a)	1,094	1,089,436
3.65%, 08/12/25	1,180	1,162,208
3.75%, 11/24/23	450	446,574
4.80%, 01/06/26	1,025	1,041,533
4.90%, 01/17/25	835	840,320
5.40%, 03/10/25	1,955	1,986,958
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	1,893	1,875,665
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	995	893,149
1.88%, 01/15/26 (Call 12/15/25)	775	717,267
1.95%, 07/02/23	632	628,154
3.95%, 05/23/25	750	731,960
4.20%, 01/15/24(a)	824	819,121
4.55%, 04/10/28 (Call 03/10/28)	510	504,925
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	70	67,442
4.50%, 08/15/23(a)	779	776,940
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,045	1,013,009
John Deere Capital Corp.
0.40%, 10/10/23	426	417,931
0.45%, 01/17/24(a)	720	696,921
0.45%, 06/07/24	860	821,719
0.63%, 09/10/24	615	583,189
0.70%, 01/15/26	940	856,720
0.90%, 01/10/24	450	436,920
1.05%, 06/17/26	1,310	1,194,758
1.25%, 01/10/25	1,015	962,044
1.70%, 01/11/27	1,565	1,435,173
1.75%, 03/09/27	180	164,550
2.05%, 01/09/25	519	499,400
2.35%, 03/08/27(a)	2,300	2,153,049
2.60%, 03/07/24(a)	1,064	1,041,722
2.65%, 06/24/24	947	925,137
2.65%, 06/10/26	465	444,773
2.80%, 09/08/27(a)	30	28,341
3.35%, 06/12/24	865	851,496
3.40%, 06/06/25	445	436,772
3.45%, 03/13/25	1,251	1,228,540
3.65%, 10/12/23(a)	621	616,694
4.05%, 09/08/25	810	805,195
4.15%, 09/15/27	805	804,772
4.55%, 10/11/24(a)	485	485,892
4.75%, 01/20/28	510	521,926
4.80%, 01/09/26	510	518,166
5.05%, 03/03/26	750	765,470
5.15%, 03/03/25	10	10,113
Series MTN, 4.90%, 03/03/28	750	773,471
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,770	1,679,825
2.29%, 04/05/27 (Call 02/05/27)(a)	545	498,752

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 05/09/23)	$370	$365,506
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	821	779,855
3.45%, 11/15/26 (Call 08/15/26)	1,190	1,135,933
4.40%, 03/15/24 (Call 02/15/24)	1,159	1,148,606
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	25	22,429
3.25%, 11/01/26 (Call 08/01/26)(a)	745	713,210

		54,401,478

Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	904	862,991
2.25%, 09/19/26 (Call 06/19/26)(a)	880	822,492
2.65%, 04/15/25 (Call 03/15/25)(a)	773	744,562
2.88%, 10/15/27 (Call 07/15/27)(a)	220	206,732
3.00%, 08/07/25(a)	925	896,518
3.25%, 02/14/24 (Call 01/14/24)	1,309	1,291,151
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	45	42,842
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	200	190,428
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	722	690,318
3.50%, 03/01/24 (Call 12/01/23)	469	462,727
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	933	907,921
3.25%, 03/01/27 (Call 12/01/26)	380	364,409
3.30%, 11/21/24 (Call 08/21/24)	729	710,606
3.65%, 06/15/24	1,879	1,851,595
4.25%, 09/15/27 (Call 08/15/27)	640	632,716

		10,678,008

Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	1,175	1,091,829
4.20%, 03/15/28 (Call 12/15/27)	1,450	1,375,586
4.50%, 02/01/24 (Call 01/01/24)	1,356	1,340,467
4.91%, 07/23/25 (Call 04/23/25)(a)	5,526	5,471,284
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,234	1,153,035
3.15%, 03/01/26 (Call 12/01/25)(a)	2,450	2,381,677
3.15%, 02/15/28 (Call 11/15/27)	1,850	1,760,498
3.30%, 02/01/27 (Call 11/01/26)	3,610	3,487,060
3.30%, 04/01/27 (Call 02/01/27)	300	289,182
3.38%, 02/15/25 (Call 11/15/24)	1,690	1,656,282
3.38%, 08/15/25 (Call 05/15/25)	2,227	2,176,262
3.70%, 04/15/24 (Call 03/15/24)(a)	2,355	2,326,718
3.95%, 10/15/25 (Call 08/15/25)	3,345	3,305,997
5.25%, 11/07/25	600	612,782
5.35%, 11/15/27 (Call 10/15/27)	515	535,853
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	1,605	1,505,233
4.90%, 03/11/26 (Call 12/11/25)	965	963,588
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(a)	975	912,444
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	859	828,126
4.03%, 01/25/24 (Call 12/25/23)	947	939,998
Paramount Global 2.90%, 01/15/27 (Call 10/15/26)	930	856,963

Security	Par (000)	Value

Media (continued)
3.38%, 02/15/28 (Call 12/15/27)(a)	$15	$13,734
4.00%, 01/15/26 (Call 10/15/25)	776	751,354
4.75%, 05/15/25 (Call 04/15/25)	983	973,237
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	645	624,795
4.30%, 11/23/23 (Call 08/23/23)	716	712,749
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,026	955,635
2.95%, 06/15/27(a)	165	157,440
3.00%, 02/13/26	1,584	1,534,016
3.15%, 09/17/25	1,085	1,054,456
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,804	1,736,631
1.75%, 01/13/26(a)	2,233	2,097,117
2.20%, 01/13/28(a)	90	82,607
3.35%, 03/24/25	2,184	2,147,238
3.70%, 09/15/24 (Call 06/15/24)	836	825,351
3.70%, 10/15/25 (Call 07/15/25)	936	921,216
3.70%, 03/23/27	715	704,116

		50,262,556

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	1,193	1,166,195

Mining — 0.2%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	843	837,152
4.75%, 02/28/28 (Call 01/28/28)	1,390	1,412,793
4.88%, 02/27/26	1,190	1,204,543
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	115	108,581
4.55%, 11/14/24 (Call 08/14/24)	765	755,370
5.00%, 09/01/27 (Call 09/01/23)	155	155,036
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	50	49,087
5.95%, 03/15/24 (Call 12/15/23)	730	730,263

		5,252,825

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,055	959,397
4.13%, 05/01/25 (Call 05/01/23)	745	726,126
4.25%, 04/01/28 (Call 10/01/23)	500	466,818
5.50%, 12/01/24 (Call 06/01/24)	955	953,988

		3,106,329

Oil & Gas — 2.7%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	1,395	1,336,803
3.12%, 05/04/26 (Call 02/04/26)(a)	1,252	1,215,430
3.41%, 02/11/26 (Call 12/11/25)	1,135	1,112,244
3.54%, 04/06/27 (Call 02/06/27)	450	439,262
3.59%, 04/14/27 (Call 01/14/27)	580	566,382
3.80%, 09/21/25 (Call 07/21/25)	1,645	1,625,037
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	670	649,407
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	1,182	1,112,808
3.80%, 04/15/24 (Call 01/15/24)	950	934,488
3.85%, 06/01/27 (Call 03/01/27)	945	907,037
3.90%, 02/01/25 (Call 11/01/24)	973	952,852

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	$3,129	$2,958,888
2.00%, 05/11/27 (Call 03/11/27)	945	876,758
2.90%, 03/03/24 (Call 01/03/24)	1,271	1,251,948
2.95%, 05/16/26 (Call 02/16/26)	2,715	2,632,764
3.33%, 11/17/25 (Call 08/17/25)	644	626,832
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,208	1,112,791
1.02%, 08/12/27 (Call 06/12/27)	80	71,043
3.85%, 01/15/28 (Call 10/15/27)	10	9,987
3.90%, 11/15/24 (Call 08/15/24)(a)	542	538,115
ConocoPhillips Co.
2.13%, 03/08/24 (Call 05/30/23)	825	809,166
2.40%, 03/07/25 (Call 05/09/23)(a)	1,180	1,133,982
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,840	1,804,878
4.38%, 01/15/28 (Call 10/15/27)(a)	100	95,099
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	780	748,001
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	1,030	1,003,391
4.15%, 01/15/26 (Call 10/15/25)	900	894,169
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,490	1,411,564
5.68%, 10/01/25 (Call 10/04/23)	350	348,953
6.13%, 02/01/25 (Call 01/01/25)	1,070	1,074,914
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	290	271,397
2.65%, 01/15/24(a)	501	493,679
2.88%, 04/06/25 (Call 03/06/25)	694	673,271
3.00%, 04/06/27 (Call 02/06/27)	250	238,850
3.25%, 11/10/24	1,245	1,224,309
3.70%, 03/01/24	1,722	1,709,093
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,243	1,204,018
2.28%, 08/16/26 (Call 06/16/26)	950	898,434
2.71%, 03/06/25 (Call 12/06/24)	2,315	2,248,900
2.99%, 03/19/25 (Call 02/19/25)	3,468	3,378,899
3.04%, 03/01/26 (Call 12/01/25)	3,315	3,224,064
3.18%, 03/15/24 (Call 12/15/23)(a)	756	748,665
3.29%, 03/19/27 (Call 01/19/27)(a)	800	783,475
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	992	973,691
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	1,080	1,053,516
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,531	1,498,113
4.70%, 05/01/25 (Call 04/01/25)	1,953	1,941,787
5.13%, 12/15/26 (Call 09/15/26)(a)	740	748,849
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	925	927,967
Phillips 66
0.90%, 02/15/24 (Call 05/15/23)(a)	993	959,870
1.30%, 02/15/26 (Call 01/15/26)(a)	830	758,286
3.85%, 04/09/25 (Call 03/09/25)	1,091	1,069,801
3.90%, 03/15/28 (Call 12/15/27)	750	726,123
4.95%, 12/01/27 (Call 11/01/27)	480	484,479
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	880	802,659
5.10%, 03/29/26	415	419,364
Shell International Finance BV
0.38%, 09/15/23(a)	267	262,602
2.00%, 11/07/24 (Call 10/07/24)(a)	2,123	2,048,408

Security	Par (000)	Value

Oil & Gas (continued)
2.50%, 09/12/26	$940	$888,378
2.88%, 05/10/26	2,445	2,360,139
3.25%, 05/11/25	3,370	3,292,880
3.50%, 11/13/23 (Call 10/13/23)(a)	1,235	1,228,287
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,539	1,488,049
3.70%, 01/15/24	625	619,130
3.75%, 04/10/24	1,844	1,823,334
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	140	127,294

		73,855,053

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23(a)	330	322,497
2.06%, 12/15/26 (Call 11/15/26)	990	908,276
3.34%, 12/15/27 (Call 09/15/27)(a)	70	66,647
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	1,100	1,020,584
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	1,012	1,002,679

		3,320,683

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	945	914,320
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	951	930,329
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	855	777,482
5.50%, 04/15/28 (Call 03/15/28)(c)	50	49,919
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	25	23,881
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	15	14,564
3.38%, 09/15/27 (Call 06/15/27)	15	14,076
3.75%, 03/15/25 (Call 01/15/25)(a)	1,242	1,208,534
4.65%, 03/15/26 (Call 01/15/26)	1,080	1,067,460

		5,000,565

Pharmaceuticals — 4.8%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	3,805	3,674,391
2.95%, 11/21/26 (Call 09/21/26)(a)	4,885	4,636,313
3.20%, 05/14/26 (Call 02/14/26)	2,690	2,589,791
3.60%, 05/14/25 (Call 02/14/25)	4,565	4,469,086
3.75%, 11/14/23 (Call 10/14/23)(a)	635	628,904
3.80%, 03/15/25 (Call 12/15/24)	3,740	3,678,633
3.85%, 06/15/24 (Call 03/15/24)	1,443	1,426,512
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	795	773,332
3.40%, 05/15/24 (Call 02/15/24)	969	950,936
3.45%, 12/15/27 (Call 09/15/27)	25	23,988
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/09/23)	1,645	1,573,965
1.20%, 05/28/26 (Call 04/28/26)	2,732	2,500,427
4.88%, 03/03/28 (Call 02/03/28)	1,250	1,290,689
AstraZeneca PLC
0.30%, 05/26/23	1,660	1,655,549
0.70%, 04/08/26 (Call 03/08/26)	385	349,211
3.13%, 06/12/27 (Call 03/12/27)	285	274,103
3.38%, 11/16/25	1,942	1,900,760

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	$1,330	$1,305,706
3.70%, 06/06/27 (Call 03/06/27)	1,945	1,888,378
3.73%, 12/15/24 (Call 09/15/24)	1,170	1,147,130
4.69%, 02/13/28 (Call 01/13/28)	915	925,756
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 05/30/23)(a)	271	263,991
0.75%, 11/13/25 (Call 10/13/25)	1,435	1,318,838
1.13%, 11/13/27 (Call 09/13/27)(a)	135	119,037
2.90%, 07/26/24 (Call 06/26/24)	3,463	3,396,096
3.20%, 06/15/26 (Call 04/15/26)	2,589	2,522,525
3.25%, 11/01/23(a)	530	525,216
3.25%, 02/27/27(a)	400	389,935
3.45%, 11/15/27 (Call 08/15/27)(a)	1,695	1,647,832
3.88%, 08/15/25 (Call 05/15/25)	30	29,459
3.90%, 02/20/28 (Call 11/20/27)	1,495	1,485,099
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,455	1,422,874
3.41%, 06/15/27 (Call 03/15/27)	250	239,178
3.75%, 09/15/25 (Call 06/15/25)	1,030	1,005,452
Cigna Group (The)
0.61%, 03/15/24 (Call 05/30/23)(a)	638	616,586
1.25%, 03/15/26 (Call 02/15/26)	1,143	1,043,015
3.05%, 10/15/27 (Call 07/15/27)	200	188,584
3.25%, 04/15/25 (Call 01/15/25)	1,108	1,075,602
3.40%, 03/01/27 (Call 12/01/26)	1,535	1,475,336
3.50%, 06/15/24 (Call 03/17/24)	1,298	1,275,103
4.13%, 11/15/25 (Call 09/15/25)	2,760	2,726,276
4.50%, 02/25/26 (Call 11/27/25)	1,631	1,629,064
5.69%, 03/15/26 (Call 03/15/24)	1,350	1,358,557
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	3,005	2,636,167
2.63%, 08/15/24 (Call 07/15/24)	1,336	1,297,330
2.88%, 06/01/26 (Call 03/01/26)	2,524	2,407,062
3.00%, 08/15/26 (Call 06/15/26)	620	591,260
3.38%, 08/12/24 (Call 05/12/24)	983	964,830
3.63%, 04/01/27 (Call 02/01/27)	840	813,302
3.88%, 07/20/25 (Call 04/20/25)	3,287	3,234,297
4.10%, 03/25/25 (Call 01/25/25)(a)	1,267	1,259,315
4.30%, 03/25/28 (Call 12/25/27)	5,950	5,874,331
5.00%, 02/20/26 (Call 01/20/26)	1,255	1,269,846
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	1,082	1,049,141
5.00%, 02/27/26 (Call 02/27/24)(a)	710	713,014
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	1,478	1,461,616
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	1,824	1,792,555
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	857	791,533
0.95%, 09/01/27 (Call 07/01/27)	350	311,183
2.45%, 03/01/26 (Call 12/01/25)	1,870	1,797,936
2.63%, 01/15/25 (Call 11/15/24)	731	712,559
2.90%, 01/15/28 (Call 10/15/27)	90	86,758
2.95%, 03/03/27 (Call 12/03/26)	1,135	1,100,076
3.38%, 12/05/23(a)	290	286,812
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	795	721,842
1.30%, 08/15/26 (Call 07/15/26)(a)	1,060	951,193
3.80%, 03/15/24 (Call 12/15/23)(a)	1,666	1,652,050
5.25%, 02/15/26 (Call 02/15/24)	30	30,057

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	$899	$889,269
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,694	1,549,966
1.70%, 06/10/27 (Call 05/10/27)(a)	1,790	1,635,486
2.75%, 02/10/25 (Call 11/10/24)	3,305	3,217,950
2.90%, 03/07/24 (Call 02/07/24)(a)	1,492	1,474,998
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	767	766,207
4.55%, 04/15/28 (Call 01/15/28)	750	718,089
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	956	913,166
2.00%, 02/14/27 (Call 12/14/26)	495	460,281
3.00%, 11/20/25 (Call 08/20/25)	2,498	2,428,983
3.10%, 05/17/27 (Call 02/17/27)	2,065	1,997,254
3.40%, 05/06/24	1,352	1,339,431
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	1,229	1,145,037
2.75%, 06/03/26	883	851,815
2.95%, 03/15/24 (Call 02/15/24)(a)	1,196	1,172,893
3.00%, 12/15/26	1,345	1,301,503
3.40%, 05/15/24	1,517	1,494,148
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	3,600	3,430,453
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	421	420,690
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	2,790	2,670,736
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,103	1,017,387
2.30%, 06/22/27 (Call 04/22/27)	890	784,306
Wyeth LLC, 6.45%, 02/01/24(a)	623	629,439
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)(a)	220	209,252
4.50%, 11/13/25 (Call 08/13/25)	1,690	1,681,619
5.40%, 11/14/25 (Call 10/14/25)	220	224,224

		131,647,862

Pipelines — 3.2%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	245	240,945
4.95%, 12/15/24 (Call 09/15/24)	1,103	1,094,193
5.95%, 06/01/26 (Call 03/01/26)	855	871,558
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	1,285	1,291,084
5.88%, 03/31/25 (Call 10/02/24)	2,237	2,254,895
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	1,624	1,604,998
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	750	750,345
5.63%, 07/15/27 (Call 04/15/27)(a)	580	588,717
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	784	799,622
Enbridge Inc.
0.55%, 10/04/23(a)	690	676,090
1.60%, 10/04/26 (Call 09/04/26)	618	559,013
2.50%, 01/15/25 (Call 12/15/24)	852	817,477
2.50%, 02/14/25	560	535,763
3.50%, 06/10/24 (Call 03/10/24)	900	883,658
3.70%, 07/15/27 (Call 04/15/27)	110	105,634
4.00%, 10/01/23 (Call 07/01/23)	1,012	1,004,672

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/26 (Call 09/01/26)	$960	$945,005
5.97%, 03/08/26 (Call 03/08/24)	800	803,006
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,293	1,233,837
3.90%, 05/15/24 (Call 02/15/24)	660	648,664
3.90%, 07/15/26 (Call 04/15/26)	785	756,300
4.00%, 10/01/27 (Call 07/01/27)	20	19,218
4.05%, 03/15/25 (Call 12/15/24)	1,016	997,198
4.20%, 04/15/27 (Call 01/15/27)	795	768,448
4.25%, 04/01/24 (Call 01/01/24)	961	948,954
4.40%, 03/15/27 (Call 12/15/26)	875	853,205
4.50%, 04/15/24 (Call 03/15/24)	1,371	1,355,530
4.75%, 01/15/26 (Call 10/15/25)	1,303	1,293,086
5.50%, 06/01/27 (Call 03/01/27)(a)	1,170	1,186,735
5.55%, 02/15/28 (Call 01/15/28)	1,220	1,246,270
5.88%, 01/15/24 (Call 10/15/23)(a)	680	679,832
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	705	701,736
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	719	716,752
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	1,025	1,006,288
3.75%, 02/15/25 (Call 11/15/24)	1,743	1,720,197
3.90%, 02/15/24 (Call 11/15/23)	1,505	1,490,546
3.95%, 02/15/27 (Call 11/15/26)	490	484,037
5.05%, 01/10/26	1,290	1,312,211
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)(a)	878	873,374
4.15%, 02/01/24 (Call 11/01/23)(a)	1,110	1,100,070
4.25%, 09/01/24 (Call 06/01/24)	1,243	1,229,108
4.30%, 05/01/24 (Call 02/01/24)(a)	886	878,110
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	400	361,377
4.30%, 06/01/25 (Call 03/01/25)	2,095	2,070,432
4.30%, 03/01/28 (Call 12/01/27)	1,000	984,903
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)(a)	847	855,454
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,925	1,771,130
4.00%, 02/15/25 (Call 11/15/24)	848	831,601
4.00%, 03/15/28 (Call 12/15/27)	1,035	1,000,607
4.13%, 03/01/27 (Call 12/01/26)	1,660	1,620,368
4.25%, 12/01/27 (Call 09/01/27)	25	24,454
4.88%, 12/01/24 (Call 09/01/24)	1,657	1,650,409
4.88%, 06/01/25 (Call 03/01/25)	1,732	1,727,784
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	1,086	1,053,105
4.00%, 07/13/27 (Call 04/13/27)	185	178,314
4.90%, 03/15/25 (Call 12/15/24)	782	777,222
5.85%, 01/15/26 (Call 12/15/25)(a)	835	852,438
7.50%, 09/01/23 (Call 06/01/23)	401	401,717
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,360	1,326,739
3.85%, 10/15/23 (Call 07/15/23)	968	958,727
4.50%, 12/15/26 (Call 09/15/26)	1,020	1,001,110
4.65%, 10/15/25 (Call 07/15/25)	1,454	1,438,429
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,095	1,060,929
5.00%, 03/15/27 (Call 09/15/26)	1,825	1,825,448
5.63%, 03/01/25 (Call 12/01/24)	2,685	2,698,600
5.75%, 05/15/24 (Call 02/15/24)	2,663	2,664,735

Security	Par (000)	Value

Pipelines (continued)
5.88%, 06/30/26 (Call 12/31/25)	$957	$969,012
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	785	749,628
3.50%, 03/15/25 (Call 12/15/24)	472	458,774
4.75%, 03/15/24 (Call 12/15/23)(a)	1,462	1,453,250
Targa Resources Corp.
5.00%, 01/15/28 (Call 01/15/24)(a)	125	122,227
5.20%, 07/01/27 (Call 06/01/27)	1,060	1,060,723
6.50%, 07/15/27 (Call 07/15/23)	245	249,823
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,900	1,785,522
3.75%, 10/16/23 (Call 07/16/23)(a)	960	954,114
4.88%, 01/15/26 (Call 10/15/25)	931	932,880
6.20%, 03/09/26 (Call 03/09/24)	1,025	1,031,185
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	1,302	1,396,292
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	560	553,750
Western Midstream Operating LP, 3.35%, 02/01/25 (Call 01/01/25)	1,070	1,024,166
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	1,055	1,019,981
3.90%, 01/15/25 (Call 10/15/24)	1,176	1,155,558
4.00%, 09/15/25 (Call 06/15/25)	1,067	1,045,078
4.30%, 03/04/24 (Call 12/04/23)(a)	478	476,971
4.50%, 11/15/23 (Call 08/15/23)(a)	877	873,634
4.55%, 06/24/24 (Call 03/24/24)	1,757	1,743,719
5.40%, 03/02/26	845	862,349

		88,381,049

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	637	625,446
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	1,030	1,034,491

		1,659,937

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	1,128	1,091,248
American Tower Corp.
0.60%, 01/15/24	647	625,465
1.30%, 09/15/25 (Call 08/15/25)(a)	800	735,785
1.45%, 09/15/26 (Call 08/15/26)	985	879,633
1.50%, 01/31/28 (Call 11/30/27)(a)	960	825,875
1.60%, 04/15/26 (Call 03/15/26)	1,215	1,105,423
2.40%, 03/15/25 (Call 02/15/25)(a)	954	908,759
2.75%, 01/15/27 (Call 11/15/26)	425	393,252
2.95%, 01/15/25 (Call 12/15/24)	822	792,262
3.00%, 06/15/23	917	914,367
3.38%, 05/15/24 (Call 04/15/24)	674	659,477
3.38%, 10/15/26 (Call 07/15/26)	965	917,960
3.55%, 07/15/27 (Call 04/15/27)	500	474,144
3.60%, 01/15/28 (Call 10/15/27)	20	18,952
3.65%, 03/15/27 (Call 02/15/27)	925	885,629
4.00%, 06/01/25 (Call 03/01/25)	618	606,269
4.40%, 02/15/26 (Call 11/15/25)	723	712,897
5.00%, 02/15/24	1,182	1,177,676
5.50%, 03/15/28 (Call 02/15/28)(a)	1,060	1,092,492
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	1,218	1,182,716

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	$1,124	$1,000,903
3.13%, 09/01/23 (Call 06/01/23)	649	644,009
3.20%, 01/15/25 (Call 10/15/24)	1,389	1,325,157
3.65%, 02/01/26 (Call 11/03/25)	1,528	1,425,690
3.80%, 02/01/24 (Call 11/01/23)(a)	1,036	1,013,500
6.75%, 12/01/27 (Call 11/01/27)(a)	370	377,299
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	255	245,047
4.13%, 06/15/26 (Call 03/15/26)	935	888,672
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	915	924,969
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	3,044	2,705,257
1.35%, 07/15/25 (Call 06/15/25)	1,025	948,985
2.90%, 03/15/27 (Call 02/15/27)	1,005	937,989
3.20%, 09/01/24 (Call 07/01/24)	1,063	1,035,188
3.65%, 09/01/27 (Call 06/01/27)	300	286,856
3.70%, 06/15/26 (Call 03/15/26)	830	802,320
3.80%, 02/15/28 (Call 11/15/27)	1,025	981,824
4.00%, 03/01/27 (Call 12/01/26)	25	24,371
4.45%, 02/15/26 (Call 11/15/25)	815	807,111
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	850	794,544
5.55%, 01/15/28 (Call 12/15/27)	1,050	1,052,399
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	916	831,819
1.25%, 07/15/25 (Call 06/15/25)	648	595,881
1.45%, 05/15/26 (Call 04/15/26)	1,191	1,075,579
1.80%, 07/15/27 (Call 05/15/27)	240	210,883
2.63%, 11/18/24 (Call 10/18/24)	941	905,235
2.90%, 11/18/26 (Call 09/18/26)	1,005	938,800
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	825	772,744
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	791	762,691
Extra Space Storage LP, 5.70%, 04/01/28 (Call 03/01/28)	125	127,928
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	272	269,506
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	1,001	982,440
5.38%, 04/15/26 (Call 01/15/26)	1,258	1,243,492
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	325	303,358
3.75%, 07/01/27 (Call 04/01/27)	440	413,341
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	917	869,711
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	470	454,591
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	380	351,791
3.30%, 02/01/25 (Call 12/01/24)	1,007	970,457
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	629	601,648
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)(a)	550	528,587
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	400	372,875
4.75%, 01/15/28 (Call 10/15/27)	500	463,749
5.25%, 01/15/26 (Call 10/15/25)(a)	890	875,739
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	200	184,069
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	785	708,973
1.50%, 11/09/26 (Call 10/09/26)	980	880,558

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.09%, 09/15/27 (Call 06/15/27)	$55	$52,173
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	640	601,224
3.40%, 01/15/28 (Call 11/15/27)(a)	600	562,824
3.65%, 01/15/28 (Call 10/15/27)(a)	125	119,695
3.88%, 04/15/25 (Call 02/15/25)	900	880,583
3.95%, 08/15/27 (Call 05/15/27)	230	222,131
4.13%, 10/15/26 (Call 07/15/26)	625	607,765
4.63%, 11/01/25 (Call 09/01/25)	937	927,662
4.88%, 06/01/26 (Call 03/01/26)	365	365,367
5.05%, 01/13/26 (Call 01/13/24)	515	511,413
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	830	794,341
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	810	769,118
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,620	3,216,926
2.00%, 09/13/24 (Call 06/13/24)	1,295	1,238,988
2.75%, 06/01/23 (Call 05/15/23)(a)	943	941,519
3.25%, 11/30/26 (Call 08/30/26)(a)	35	33,329
3.30%, 01/15/26 (Call 10/15/25)	950	913,511
3.38%, 10/01/24 (Call 07/01/24)	1,070	1,044,718
3.38%, 06/15/27 (Call 03/15/27)	260	246,699
3.38%, 12/01/27 (Call 09/01/27)	100	94,137
3.50%, 09/01/25 (Call 06/01/25)	1,592	1,537,541
3.75%, 02/01/24 (Call 11/01/23)	585	578,225
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	1,093	1,056,145
4.00%, 03/01/28 (Call 12/01/27)	25	23,678
4.13%, 01/15/26 (Call 10/15/25)	958	931,099
VICI Properties LP
4.38%, 05/15/25	455	444,475
4.75%, 02/15/28 (Call 01/15/28)	1,335	1,289,127
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	1,846	1,801,911
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	660	604,999
3.63%, 03/15/24 (Call 02/15/24)	1,418	1,393,546
4.25%, 04/01/26 (Call 01/01/26)	900	885,531
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	440	433,510

		76,042,726

Retail — 2.2%
AutoZone Inc.
3.13%, 07/15/23 (Call 05/30/23)	483	481,728
3.63%, 04/15/25 (Call 03/15/25)	1,030	1,004,072
3.75%, 06/01/27 (Call 03/01/27)	530	514,591
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,180	1,065,530
2.75%, 05/18/24 (Call 03/18/24)	1,807	1,766,852
3.00%, 05/18/27 (Call 02/18/27)(a)	1,105	1,067,544
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	630	615,886
4.15%, 11/01/25 (Call 08/01/25)	1,134	1,118,748
4.25%, 09/20/24(a)	1,209	1,197,507
4.63%, 11/01/27 (Call 10/01/27)	465	467,555
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	1,750	1,722,909
Genuine Parts Co., 1.75%, 02/01/25 (Call 05/09/23)	895	846,819
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	55	47,530
2.13%, 09/15/26 (Call 06/15/26)	965	906,820
2.50%, 04/15/27 (Call 02/15/27)	250	236,773
2.70%, 04/15/25 (Call 03/15/25)(a)	920	893,059
2.80%, 09/14/27 (Call 06/14/27)	20	18,999

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.88%, 04/15/27 (Call 03/15/27)	$2,555	$2,449,498
3.00%, 04/01/26 (Call 01/01/26)	1,887	1,834,312
3.35%, 09/15/25 (Call 06/15/25)	1,393	1,365,670
3.75%, 02/15/24 (Call 11/15/23)(a)	1,356	1,344,692
4.00%, 09/15/25 (Call 08/15/25)	555	553,852
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,836	1,742,974
3.10%, 05/03/27 (Call 02/03/27)	775	739,774
3.35%, 04/01/27 (Call 03/01/27)	915	882,868
3.38%, 09/15/25 (Call 06/15/25)	1,191	1,158,337
3.88%, 09/15/23 (Call 06/15/23)(a)	580	578,118
4.00%, 04/15/25 (Call 03/15/25)(a)	1,364	1,346,188
4.40%, 09/08/25	1,430	1,425,316
4.80%, 04/01/26 (Call 03/01/26)	1,260	1,269,210
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	820	767,103
3.25%, 06/10/24	576	568,637
3.30%, 07/01/25 (Call 06/15/25)	1,076	1,051,326
3.38%, 05/26/25 (Call 02/26/25)(a)	980	958,658
3.50%, 03/01/27 (Call 12/01/26)(a)	795	774,531
3.50%, 07/01/27 (Call 05/01/27)	1,130	1,099,569
3.70%, 01/30/26 (Call 10/30/25)	2,123	2,095,917
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	638	623,260
3.60%, 09/01/27 (Call 06/01/27)(a)	600	582,056
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	927	835,770
4.60%, 04/15/25 (Call 03/15/25)	1,365	1,358,735
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	505	463,098
2.45%, 06/15/26 (Call 03/15/26)	595	561,370
3.80%, 08/15/25 (Call 06/15/25)	1,849	1,822,896
4.75%, 02/15/26 (Call 01/15/26)	935	944,270
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	845	785,885
2.25%, 04/15/25 (Call 03/15/25)	2,232	2,146,839
2.50%, 04/15/26	1,533	1,476,249
3.50%, 07/01/24	1,718	1,696,928
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	1,185	1,117,528
2.50%, 05/15/23	146	145,892
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/30/23)(a)	400	391,697
3.45%, 06/01/26 (Call 03/01/26)(a)	50	48,103
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	200	194,623
2.85%, 07/08/24 (Call 06/08/24)	1,144	1,122,047
3.05%, 07/08/26 (Call 05/08/26)	1,035	1,006,929
3.30%, 04/22/24 (Call 01/22/24)	2,303	2,268,629
3.55%, 06/26/25 (Call 04/26/25)(a)	845	834,210
3.90%, 04/15/28 (Call 03/15/28)	630	628,619
4.00%, 04/15/26 (Call 03/15/26)	445	445,414

		59,480,519

Semiconductors — 2.1%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	1,290	1,257,269
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	1,375	1,332,934
3.90%, 10/01/25 (Call 07/01/25)	1,090	1,075,460
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/28 (Call 10/15/27)	1,045	982,177

Security	Par (000)	Value

Semiconductors (continued)
3.63%, 01/15/24 (Call 11/15/23)	$1,395	$1,377,131
3.88%, 01/15/27 (Call 10/15/26)	3,438	3,342,729
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	1,913	1,837,412
3.46%, 09/15/26 (Call 07/15/26)	690	662,124
3.63%, 10/15/24 (Call 09/15/24)	1,099	1,074,658
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	1,400	1,332,613
2.88%, 05/11/24 (Call 03/11/24)	1,773	1,737,569
3.15%, 05/11/27 (Call 02/11/27)(a)	1,185	1,138,389
3.40%, 03/25/25 (Call 02/25/25)	2,520	2,478,000
3.70%, 07/29/25 (Call 04/29/25)	1,919	1,890,667
3.75%, 03/25/27 (Call 01/25/27)	1,425	1,398,347
3.75%, 08/05/27 (Call 07/05/27)	595	582,390
4.88%, 02/10/26	2,490	2,524,279
4.88%, 02/10/28 (Call 01/10/28)	1,755	1,784,668
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	1,017	1,017,120
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	1,163	1,148,719
3.80%, 03/15/25 (Call 12/15/24)	943	930,112
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	851	776,148
2.45%, 04/15/28 (Call 02/15/28)	800	702,632
Microchip Technology Inc.
0.98%, 09/01/24	673	633,291
2.67%, 09/01/23	302	299,191
4.25%, 09/01/25 (Call 09/01/23)	1,665	1,633,565
4.33%, 06/01/23 (Call 05/01/23)	434	433,494
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	1,305	1,258,520
4.98%, 02/06/26 (Call 12/06/25)	760	756,606
5.38%, 04/15/28 (Call 03/15/28)	820	817,986
NVIDIA Corp.
0.31%, 06/15/23 (Call 05/30/23)	155	154,195
0.58%, 06/14/24 (Call 06/14/23)	1,875	1,793,622
3.20%, 09/16/26 (Call 06/16/26)	1,325	1,291,575
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	1,645	1,632,775
5.35%, 03/01/26 (Call 01/01/26)	680	685,049
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	737	701,767
3.15%, 05/01/27 (Call 03/01/27)	155	145,334
3.88%, 06/18/26 (Call 04/18/26)(a)	780	755,075
4.40%, 06/01/27 (Call 05/01/27)	765	753,101
Qorvo Inc., 1.75%, 12/15/24 (Call 05/09/23)(a)(c)	655	613,938
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	1,442	1,414,400
3.25%, 05/20/27 (Call 02/20/27)(a)	2,180	2,111,825
3.45%, 05/20/25 (Call 02/20/25)	1,732	1,698,269
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 05/15/23)	85	84,698
1.80%, 06/01/26 (Call 05/01/26)	792	713,555
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	1,000	905,516
1.38%, 03/12/25 (Call 02/12/25)	1,242	1,177,989
2.25%, 05/01/23	306	306,000
2.90%, 11/03/27 (Call 08/03/27)(a)	60	57,189
4.60%, 02/15/28 (Call 01/15/28)(a)	270	276,373
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,310	1,283,485

		56,771,930

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	$50	$47,199
3.84%, 05/01/25 (Call 04/01/25)	557	543,920

		591,119

Software — 3.1%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,320	1,281,615
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	711	681,993
2.15%, 02/01/27 (Call 12/01/26)	1,185	1,104,124
3.25%, 02/01/25 (Call 11/01/24)(a)	1,454	1,425,967
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	460	444,704
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	1,010	975,862
Fidelity National Information Services Inc.
0.60%, 03/01/24(a)	1,360	1,304,578
1.15%, 03/01/26 (Call 02/01/26)	1,897	1,711,912
1.65%, 03/01/28 (Call 01/01/28)	20	17,302
4.50%, 07/15/25	580	574,499
4.70%, 07/15/27 (Call 06/15/27)	630	627,081
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	540	493,344
2.75%, 07/01/24 (Call 06/01/24)	2,695	2,619,734
3.20%, 07/01/26 (Call 05/01/26)	2,745	2,618,169
3.85%, 06/01/25 (Call 03/01/25)(a)	1,250	1,221,407
5.45%, 03/02/28 (Call 02/02/28)(a)	1,000	1,025,142
Intuit Inc.
0.65%, 07/15/23(a)	512	506,813
0.95%, 07/15/25 (Call 06/15/25)	871	805,461
1.35%, 07/15/27 (Call 05/15/27)(a)	420	375,026
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	4,667	4,447,942
2.70%, 02/12/25 (Call 11/12/24)	2,935	2,861,286
2.88%, 02/06/24 (Call 12/06/23)	2,213	2,188,674
3.13%, 11/03/25 (Call 08/03/25)	2,415	2,364,266
3.30%, 02/06/27 (Call 11/06/26)(a)	4,685	4,600,995
3.63%, 12/15/23 (Call 09/15/23)(a)	576	572,709
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,257	2,991,688
2.30%, 03/25/28 (Call 01/25/28)	2,925	2,620,383
2.40%, 09/15/23 (Call 07/15/23)	2,610	2,582,273
2.50%, 04/01/25 (Call 03/01/25)	4,785	4,567,695
2.65%, 07/15/26 (Call 04/15/26)	3,577	3,359,220
2.80%, 04/01/27 (Call 02/01/27)	2,705	2,519,191
2.95%, 11/15/24 (Call 09/15/24)	2,457	2,377,782
2.95%, 05/15/25 (Call 02/15/25)	1,362	1,311,863
3.25%, 11/15/27 (Call 08/15/27)	3,105	2,928,527
3.40%, 07/08/24 (Call 04/08/24)	2,557	2,508,912
4.50%, 05/06/28 (Call 04/06/28)	260	257,545
5.80%, 11/10/25	1,018	1,043,703
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,128	1,035,710
1.40%, 09/15/27 (Call 07/15/27)	35	30,676
2.35%, 09/15/24 (Call 08/15/24)	1,043	1,005,986
3.65%, 09/15/23 (Call 08/15/23)(a)	969	964,615
3.80%, 12/15/26 (Call 09/15/26)	1,054	1,025,310
salesforce.com Inc., 0.63%, 07/15/24 (Call 05/30/23)	1,665	1,588,921
Take-Two Interactive Software Inc.
3.30%, 03/28/24	430	421,482
3.55%, 04/14/25	830	806,895
3.70%, 04/14/27 (Call 03/14/27)	1,470	1,420,094

Security	Par (000)	Value

Software (continued)
4.95%, 03/28/28 (Call 02/28/28)	$1,290	$1,298,989
5.00%, 03/28/26	1,290	1,298,590
VMware Inc.
0.60%, 08/15/23	316	311,651
1.00%, 08/15/24 (Call 05/09/23)	1,025	970,973
1.40%, 08/15/26 (Call 07/15/26)	2,115	1,888,816
3.90%, 08/21/27 (Call 05/21/27)	1,330	1,282,143
4.50%, 05/15/25 (Call 04/15/25)	1,127	1,116,302
4.65%, 05/15/27 (Call 03/15/27)	420	417,358
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	1,270	1,219,191

		84,023,089

Telecommunications — 2.7%
AT&T Inc.
0.90%, 03/25/24 (Call 05/09/23)(a)	1,317	1,268,084
1.65%, 02/01/28 (Call 12/01/27)(a)	2,000	1,754,639
1.70%, 03/25/26 (Call 05/09/23)	4,010	3,703,912
2.30%, 06/01/27 (Call 04/01/27)	3,417	3,133,307
3.80%, 02/15/27 (Call 11/15/26)	1,140	1,107,582
4.10%, 02/15/28 (Call 11/15/27)	1,930	1,886,862
4.25%, 03/01/27 (Call 12/01/26)	1,200	1,193,107
5.54%, 02/20/26 (Call 02/20/24)	2,230	2,220,743
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	355	341,351
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	568	565,555
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	587	582,067
2.50%, 09/20/26 (Call 06/20/26)	1,333	1,268,394
2.95%, 02/28/26	1,330	1,291,758
3.50%, 06/15/25	910	894,263
3.63%, 03/04/24	592	588,150
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	760	756,175
Nokia OYJ, 4.38%, 06/12/27(a)	25	23,642
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	280	261,492
2.95%, 03/15/25 (Call 05/29/23)(c)	1,385	1,327,051
3.20%, 03/15/27 (Call 02/15/27)(c)	1,990	1,866,598
3.63%, 12/15/25 (Call 09/15/25)	1,234	1,187,229
4.10%, 10/01/23 (Call 07/01/23)	1,078	1,071,948
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	1,500	1,546,425
7.63%, 03/01/26 (Call 11/01/25)	1,500	1,587,420
Telefonica Emisiones SA, 4.10%, 03/08/27	2,355	2,281,156
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	995	940,911
3.70%, 09/15/27 (Call 06/15/27)	325	315,940
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	620	568,101
2.05%, 02/15/28 (Call 12/15/27)	1,985	1,763,139
2.25%, 02/15/26 (Call 02/15/24)	2,255	2,099,350
2.63%, 04/15/26 (Call 04/15/24)	1,900	1,783,371
3.50%, 04/15/25 (Call 03/15/25)	3,597	3,499,492
3.75%, 04/15/27 (Call 02/15/27)	5,480	5,280,257
4.75%, 02/01/28 (Call 02/01/24)	1,625	1,616,849
4.95%, 03/15/28 (Call 02/15/28)(a)	810	817,995
5.38%, 04/15/27 (Call 04/15/24)	905	913,909
Verizon Communications Inc.
0.75%, 03/22/24(a)	1,035	995,974
0.85%, 11/20/25 (Call 10/20/25)	801	729,872
1.45%, 03/20/26 (Call 02/20/26)(a)	2,378	2,190,239

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.10%, 03/22/28 (Call 01/22/28)	$3,975	$3,556,710
2.63%, 08/15/26	2,325	2,197,172
3.00%, 03/22/27 (Call 01/22/27)	4,075	3,889,488
3.38%, 02/15/25	2,019	1,976,469
3.50%, 11/01/24 (Call 08/01/24)	1,310	1,287,788
4.13%, 03/16/27	2,265	2,244,309
Vodafone Group PLC
3.75%, 01/16/24	657	651,495
4.13%, 05/30/25	1,864	1,841,405

		74,869,145

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	934	904,633
3.50%, 09/15/27 (Call 06/15/27)(a)	65	61,721
3.55%, 11/19/26 (Call 09/19/26)	1,030	974,607

		1,940,961

Transportation — 0.9%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	899	874,602
3.25%, 06/15/27 (Call 03/15/27)(a)	455	440,636
3.40%, 09/01/24 (Call 06/01/24)	958	942,100
3.75%, 04/01/24 (Call 01/01/24)(a)	755	746,895
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	1,127	1,082,217
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 05/29/23)	1,115	1,053,913
1.75%, 12/02/26 (Call 11/02/26)	1,125	1,027,490
2.90%, 02/01/25 (Call 11/01/24)	1,074	1,036,717
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	95	89,983
3.25%, 06/01/27 (Call 03/01/27)	855	819,597
3.35%, 11/01/25 (Call 08/01/25)	910	882,339
3.40%, 08/01/24 (Call 05/01/24)	988	968,300
3.80%, 03/01/28 (Call 12/01/27)	150	146,943
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	1,357	1,319,201
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	200	190,554
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	730	704,452
3.65%, 03/18/24 (Call 02/18/24)(a)	753	740,774
5.65%, 03/01/28 (Call 02/01/28)	565	579,275
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	730	679,628
2.75%, 03/01/26 (Call 12/01/25)	920	883,226
3.00%, 04/15/27 (Call 01/15/27)	210	201,168
3.15%, 03/01/24 (Call 02/01/24)	852	838,899
3.25%, 08/15/25 (Call 05/15/25)	745	726,121
3.75%, 07/15/25 (Call 05/15/25)	681	670,839

Security	Par/ Shares (000)	Value

Transportation (continued)
4.75%, 02/21/26 (Call 01/21/26)	$630	$637,100
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	1,094	1,035,984
2.80%, 11/15/24 (Call 09/15/24)(a)	831	809,798
3.05%, 11/15/27 (Call 08/15/27)	110	105,680
3.90%, 04/01/25 (Call 03/01/25)	1,401	1,391,124
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,860	1,685,813
3.95%, 09/09/27 (Call 08/09/27)(a)	745	747,992

		24,059,360

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	10	9,476
3.40%, 03/01/25 (Call 12/01/24)	1,020	993,950

		1,003,426

Total Long-Term Investments — 98.9% (Cost: $2,798,961,915)		2,698,276,245

Short-Term Securities

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	150,751	150,796,147
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	21,770	21,770,000

Total Short-Term Securities — 6.3% (Cost: $172,482,667)		172,566,147

Total Investments — 105.2% (Cost: $2,971,444,582)		2,870,842,392

Liabilities in Excess of Other Assets — (5.2)%		(143,078,199)

Net Assets — 100.0%		$2,727,764,193

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$222,000,166	$—		$(71,314,799	)(a)	$27,621	$83,159	$150,796,147	150,751	$303,708	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,158,000	6,612,000	(a)	—		—	—	21,770,000	21,770	298,700		12

						$27,621	$83,159	$172,566,147		$602,408		$12

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,698,276,245	$—	$2,698,276,245
Short-Term Securities
Money Market Funds	172,566,147	—	—	172,566,147

	$172,566,147	$2,698,276,245	$—	$2,870,842,392

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	$240	$219,782
2.13%, 08/15/26 (Call 05/15/26)	215	202,343
2.25%, 06/01/31 (Call 03/01/31)	218	188,315
2.38%, 11/15/24 (Call 09/15/24)	130	125,576
2.63%, 11/15/27 (Call 08/15/27)	228	212,544
2.85%, 06/01/41 (Call 12/01/40)	125	97,134
3.25%, 04/01/25 (Call 03/01/25)	165	160,911
3.50%, 05/15/25 (Call 03/15/25)(a)	194	190,277
3.50%, 04/01/27 (Call 02/01/27)	62	60,246
3.60%, 11/15/42 (Call 05/14/42)(a)	118	101,036
3.63%, 04/01/30 (Call 01/01/30)	255	244,971
3.75%, 05/15/28 (Call 02/15/28)	444	435,036
4.25%, 04/01/40 (Call 10/01/39)	334	312,123
4.25%, 04/01/50 (Call 10/01/49)	257	238,902
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	184	133,981
3.55%, 01/15/26 (Call 10/15/25)	197	194,116
3.60%, 03/01/35 (Call 09/01/34)(a)	178	165,553
3.80%, 03/01/45 (Call 09/01/44)	385	334,138
3.90%, 06/15/32 (Call 03/15/32)(a)	320	310,602
4.07%, 12/15/42	393	360,660
4.09%, 09/15/52 (Call 03/15/52)	421	377,123
4.15%, 06/15/53 (Call 12/15/52)	240	216,955
4.30%, 06/15/62 (Call 12/15/61)	225	203,078
4.50%, 05/15/36 (Call 11/15/35)	255	254,477
4.70%, 05/15/46 (Call 11/15/45)	453	449,304
4.95%, 10/15/25 (Call 09/15/25)	50	50,806
5.10%, 11/15/27 (Call 10/15/27)	160	166,467
5.25%, 01/15/33 (Call 10/15/32)(a)	135	144,270
5.70%, 11/15/54 (Call 05/15/54)(a)	335	378,239
5.90%, 11/15/63 (Call 05/15/63)	280	326,693
Series B, 6.15%, 09/01/36	250	285,955

		7,141,613

Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	443	421,036
2.70%, 09/15/51 (Call 03/15/51)	250	174,215
2.90%, 03/01/32 (Call 12/01/31)	265	236,065
3.25%, 03/27/30 (Call 12/27/29)	250	234,667
4.50%, 08/15/33 (Call 05/15/33)	225	225,425
4.50%, 03/15/49 (Call 09/15/48)	213	203,189
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	360	324,547
1.50%, 05/01/25 (Call 04/01/25)	295	277,421
1.75%, 11/01/30 (Call 08/01/30)	105	84,711
2.10%, 05/01/30 (Call 02/01/30)	266	223,472
2.75%, 02/25/26 (Call 11/25/25)(a)	324	309,009
3.13%, 08/17/27 (Call 05/17/27)(a)	225	213,440
3.13%, 03/02/28 (Call 12/02/27)(a)	60	56,331
3.25%, 11/10/24	262	256,260
3.38%, 08/11/25 (Call 05/11/25)	240	234,420
3.38%, 08/15/29 (Call 05/15/29)	239	221,737
3.88%, 08/21/42	370	295,678
4.13%, 03/04/43	264	218,011
4.25%, 11/10/44	423	353,290
4.38%, 11/15/41	255	220,269
4.50%, 03/20/42	166	145,343

Security	Par (000)	Value

Agriculture (continued)
4.88%, 02/13/26	$430	$432,425
4.88%, 02/15/28 (Call 01/15/28)	415	418,652
4.88%, 11/15/43	257	234,839
5.00%, 11/17/25	305	307,797
5.13%, 11/15/24	335	337,151
5.13%, 11/17/27 (Call 10/17/27)	345	352,997
5.13%, 02/15/30 (Call 12/15/29)	445	450,215
5.38%, 02/15/33 (Call 11/15/32)	510	519,557
5.63%, 11/17/29 (Call 09/17/29)	290	302,859
5.75%, 11/17/32 (Call 08/17/32)	470	493,796
6.38%, 05/16/38	485	534,397

		9,313,221

Airlines — 0.2%
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36(a)	331	275,703
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	68	60,148
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	122	112,160
Series 2019-1, Class AA, 2.75%, 11/15/33	209	175,841
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	170	154,076
Series 2018-1, Class AA, 3.50%, 09/01/31(a)	210	188,373
Series 2019, Class AA, 4.15%, 02/25/33(a)	86	79,024
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	232	197,723
Series 2020-1, Class A, 5.88%, 04/15/29(a)	639	637,767

		1,880,815

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	395	373,172
2.40%, 03/27/25 (Call 02/27/25)	353	341,919
2.75%, 03/27/27 (Call 01/27/27)	626	597,855
2.85%, 03/27/30 (Call 12/27/29)	397	367,034
3.25%, 03/27/40 (Call 09/27/39)	327	276,178
3.38%, 11/01/46 (Call 05/01/46)	70	57,533
3.38%, 03/27/50 (Call 09/27/49)(a)	495	407,390
3.63%, 05/01/43 (Call 11/01/42)	172	148,441
3.88%, 11/01/45 (Call 05/01/45)(a)	315	283,919
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	125	112,763

		2,966,204

Auto Manufacturers — 1.8%
American Honda Finance Corp.
0.55%, 07/12/24	327	310,833
0.75%, 08/09/24	472	448,060
1.00%, 09/10/25	360	331,596
1.20%, 07/08/25	340	316,455
1.30%, 09/09/26	220	198,928
1.50%, 01/13/25	465	441,759
1.80%, 01/13/31(a)	85	70,597
2.00%, 03/24/28	310	278,312
2.15%, 09/10/24	255	246,139
2.25%, 01/12/29(a)	165	146,949
2.30%, 09/09/26	266	248,851
2.35%, 01/08/27	177	165,116
2.40%, 06/27/24	201	195,370
3.50%, 02/15/28	151	145,612
4.60%, 04/17/30	275	276,018
4.70%, 01/12/28	130	131,999
4.75%, 01/12/26	10	10,105

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Series A, 4.60%, 04/17/25	$245	$244,963
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	242	221,532
1.50%, 09/01/30 (Call 06/01/30)	128	105,892
2.60%, 09/01/50 (Call 03/01/50)(a)	285	187,467
4.88%, 10/01/43 (Call 04/01/43)	155	150,038
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	400	383,444
2.53%, 03/10/27 (Call 02/10/27)(a)	425	399,317
2.97%, 03/10/32 (Call 12/10/31)(a)	270	243,783
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	400	509,032
PACCAR Financial Corp.
3.15%, 06/13/24	170	167,200
3.55%, 08/11/25	327	322,929
4.45%, 03/30/26	275	276,337
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	516	475,236
2.36%, 07/02/24	240	233,390
2.36%, 03/25/31 (Call 12/25/30)(a)	30	26,240
2.76%, 07/02/29(a)	55	50,560
3.67%, 07/20/28(a)	26	25,515
Toyota Motor Credit Corp.
0.50%, 06/18/24	150	143,013
0.63%, 09/13/24	300	284,088
0.80%, 10/16/25	450	412,573
0.80%, 01/09/26	125	113,930
1.13%, 06/18/26	420	381,297
1.15%, 08/13/27(a)	325	286,773
1.45%, 01/13/25	365	346,640
1.65%, 01/10/31	275	225,990
1.80%, 02/13/25(a)	478	456,858
1.90%, 01/13/27(a)	360	330,869
1.90%, 04/06/28	250	223,398
1.90%, 09/12/31(a)	145	120,069
2.00%, 10/07/24	210	202,230
2.15%, 02/13/30	240	211,198
3.00%, 04/01/25	543	527,932
3.05%, 03/22/27	250	238,785
3.05%, 01/11/28	180	171,095
3.20%, 01/11/27	337	324,592
3.38%, 04/01/30	305	287,688
3.40%, 04/14/25	70	68,693
3.65%, 08/18/25	300	294,810
3.65%, 01/08/29	165	160,840
3.95%, 06/30/25	165	163,193
4.40%, 09/20/24	455	453,808
4.45%, 06/29/29(a)	420	426,657
4.55%, 09/20/27	310	313,246
4.63%, 01/12/28	100	101,746
4.70%, 01/12/33	170	173,618
4.80%, 01/10/25	145	145,544
5.40%, 11/10/25	110	112,621
5.45%, 11/10/27	190	198,795

		15,888,163

Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	161	138,679
4.15%, 10/01/25 (Call 07/01/25)(a)	318	311,713

Security	Par (000)	Value

Auto Parts & Equipment (continued)
5.50%, 03/21/33 (Call 12/21/32)	$110	$113,982

		564,374

Banks — 34.8%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	385	375,729
5.09%, 12/08/25	180	181,597
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	385	350,562
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	395	347,478
1.85%, 03/25/26	465	421,527
2.71%, 06/27/24	355	343,260
2.75%, 05/28/25	490	461,668
2.96%, 03/25/31	200	167,388
3.31%, 06/27/29(a)	240	218,498
3.49%, 05/28/30	265	236,404
3.50%, 03/24/25	25	24,158
3.80%, 02/23/28	323	301,046
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	500	474,980
4.25%, 04/11/27	305	292,465
4.38%, 04/12/28	378	361,213
5.15%, 08/18/25	225	223,259
5.29%, 08/18/27	425	423,100
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1-day SOFR + 0.690%)(b)	410	390,541
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(b)	396	370,993
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(b)	490	443,460
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(b)	561	513,618
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(b)	385	361,230
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	1,005	900,621
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	440	353,531
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	465	371,242
2.02%, 02/13/26 (Call 02/13/25), (3-mo. LIBOR US + 0.640%)(b)	295	277,660
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	555	479,509
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	815	657,591
2.46%, 10/22/25 (Call 10/22/24), (3-mo. LIBOR US + 0.870%)(a)(b)	427	408,144
2.50%, 02/13/31 (Call 02/13/30), (3-mo. LIBOR US + 0.990%)(b)	575	486,306
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	520	474,552
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	560	459,956
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	554	469,637
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	820	582,315

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	$760	$635,725
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	190	125,235
2.88%, 10/22/30 (Call 10/22/29), (3-mo. LIBOR US + 1.190%)(b)	380	330,657
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	670	565,942
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)	210	143,113
3.09%, 10/01/25 (Call 10/01/24), (3-mo. LIBOR US + 1.090%)(b)	338	326,332
3.19%, 07/23/30 (Call 07/23/29), (3-mo. LIBOR US + 1.180%)(b)	496	441,678
3.25%, 10/21/27 (Call 10/21/26)	479	451,386
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	695	536,915
3.37%, 01/23/26 (Call 01/23/25), (3-mo. LIBOR US + 0.810%)(b)	390	375,785
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	550	530,370
3.42%, 12/20/28 (Call 12/20/27), (3-mo. LIBOR US + 1.040%)(b)	1,017	944,132
3.50%, 04/19/26	470	457,296
3.56%, 04/23/27 (Call 04/23/26), (3-mo. LIBOR US + 1.060%)(b)	542	517,171
3.59%, 07/21/28 (Call 07/21/27), (3-mo. LIBOR US + 1.370%)(b)	354	332,926
3.71%, 04/24/28 (Call 04/24/27), (3-mo. LIBOR US + 1.512%)(b)	325	308,285
3.82%, 01/20/28 (Call 01/20/27), (3-mo. LIBOR US + 1.575%)(b)	400	382,612
3.88%, 08/01/25	298	291,566
3.95%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.19%)(b)	249	202,987
3.97%, 03/05/29 (Call 03/05/28), (3-mo. LIBOR US + 1.070%)(b)	459	435,462
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.210%)(b)	510	477,130
4.08%, 04/23/40 (Call 04/23/39), (3-mo. LIBOR US + 1.32%)(b)	328	285,075
4.08%, 03/20/51 (Call 03/20/50), (3-mo. LIBOR US + 3.15%)(b)	963	802,381
4.24%, 04/24/38 (Call 04/24/37), (3-mo. LIBOR US + 1.814%)(b)	328	294,367
4.27%, 07/23/29 (Call 07/23/28), (3-mo. LIBOR US + 1.310%)(b)	543	520,303
4.33%, 03/15/50 (Call 03/15/49), (3-mo. LIBOR US + 1.520%)(b)	519	447,041
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	370	359,259
4.44%, 01/20/48 (Call 01/20/47), (3-mo. LIBOR US + 1.990%)(b)	345	306,360
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	710	677,411
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	415	411,070
4.88%, 04/01/44	20	19,403
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	490	488,510

Security	Par (000)	Value

Banks (continued)
5.00%, 01/21/44	$372	$362,562
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)(b)	845	833,964
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	580	579,739
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	780	784,547
5.29%, 04/25/34 (Call 04/25/33)	1,000	1,005,640
5.88%, 02/07/42	293	315,078
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	410	427,638
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	550	497,145
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	281	234,143
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1-day SOFR + 1.650%)(b)	185	139,742
Bank of America NA, 6.00%, 10/15/36	366	396,396
Bank of Montreal
0.63%, 07/09/24	469	444,640
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(b)	420	377,026
1.25%, 09/15/26	495	440,901
1.50%, 01/10/25	560	527,951
1.85%, 05/01/25	577	542,686
2.50%, 06/28/24	430	416,421
2.65%, 03/08/27(a)	310	288,260
3.70%, 06/07/25	445	433,875
5.20%, 12/12/24	40	39,988
5.20%, 02/01/28 (Call 01/01/28)	305	310,023
Series H, 4.25%, 09/14/24	275	271,433
Series H, 4.70%, 09/14/27 (Call 08/14/27)	240	239,503
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	305	275,122
1.05%, 10/15/26 (Call 09/15/26)	240	212,486
1.60%, 04/24/25 (Call 03/24/25)	460	433,228
1.65%, 07/14/28 (Call 05/14/28)	160	141,186
1.65%, 01/28/31 (Call 10/28/30)(a)	210	167,603
1.80%, 07/28/31 (Call 04/28/31)(a)	90	71,790
2.05%, 01/26/27 (Call 12/26/26)	100	91,107
2.10%, 10/24/24	416	399,156
2.45%, 08/17/26 (Call 05/17/26)	113	105,673
2.80%, 05/04/26 (Call 02/04/26)	112	106,803
3.00%, 10/30/28 (Call 07/30/28)(a)	206	189,683
3.25%, 09/11/24 (Call 08/11/24)	231	225,701
3.25%, 05/16/27 (Call 02/16/27)	198	188,965
3.30%, 08/23/29 (Call 05/23/29)	215	199,612
3.35%, 04/25/25 (Call 03/25/25)	390	378,062
3.40%, 01/29/28 (Call 10/29/27)	213	202,934
3.43%, 06/13/25 (Call 06/13/24), (1-day SOFR + 0.565%)(b)	120	117,650
3.44%, 02/07/28 (Call 02/07/27), (3-mo. LIBOR US + 1.069%)(b)	356	340,920
3.85%, 04/28/28	215	209,195
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(b)	210	204,341
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(b)	165	158,958
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(b)	285	281,688

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(b)	$205	$204,440
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(b)	280	276,702
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(b)	225	223,475
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(b)	280	282,002
4.97%, 04/26/34 (Call 04/26/33)	280	282,548
5.22%, 11/21/25 (Call 11/21/24), (1-day SOFR + 0.800%)(b)	330	330,587
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)(b)	290	302,780
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(b)	500	534,990
Series G, 3.00%, 02/24/25 (Call 01/24/25)	358	345,860
Series J, 0.85%, 10/25/24 (Call 09/25/24)	220	206,899
Bank of Nova Scotia (The)
0.65%, 07/31/24	430	406,273
1.05%, 03/02/26	405	363,520
1.30%, 06/11/25(a)	535	494,222
1.30%, 09/15/26	300	267,054
1.35%, 06/24/26	285	256,836
1.45%, 01/10/25	560	526,658
1.95%, 02/02/27	470	428,179
2.15%, 08/01/31	325	266,594
2.20%, 02/03/25(a)	371	353,251
2.45%, 02/02/32	185	154,630
2.70%, 08/03/26(a)	419	392,792
2.95%, 03/11/27	245	230,084
3.45%, 04/11/25	585	567,549
4.75%, 02/02/26	50	49,893
4.85%, 02/01/30	430	427,635
BPCE SA, 3.38%, 12/02/26	255	240,628
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	200	182,118
1.00%, 10/18/24	170	160,388
1.25%, 06/22/26 (Call 05/22/26)	340	305,493
2.25%, 01/28/25	478	456,715
3.30%, 04/07/25	585	565,952
3.45%, 04/07/27	360	343,778
3.60%, 04/07/32 (Call 03/07/32)(a)	180	165,982
3.95%, 08/04/25	475	464,341
5.00%, 04/28/28	200	200,792
5.14%, 04/28/25	200	200,150
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(b)	690	657,508
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	750	673,665
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(b)	360	337,950
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	836	750,452
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)(b)	730	689,229
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	575	470,695
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	990	822,680

Security	Par (000)	Value

Banks (continued)
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	$1,138	$962,611
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)(b)	776	666,080
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	340	245,708
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(b)	753	660,697
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	940	801,171
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	775	724,152
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	983	945,656
3.20%, 10/21/26 (Call 07/21/26)	734	697,557
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)	625	603,862
3.30%, 04/27/25	524	508,259
3.40%, 05/01/26	670	645,806
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	711	667,544
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	724	685,483
3.70%, 01/12/26(a)	765	745,508
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	975	877,958
3.88%, 01/24/39 (Call 01/22/38), (3-mo. SOFR + 1.430%)(b)	376	323,830
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	801	770,153
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	700	656,824
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	684	652,953
4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)	165	162,977
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	361	313,965
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	1,319	1,262,731
4.65%, 07/30/45	259	237,682
4.65%, 07/23/48 (Call 06/23/48)	623	575,197
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	405	401,379
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	790	777,044
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(b)	475	471,461
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(b)	865	875,216
5.88%, 01/30/42	370	394,783
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	875	946,925
8.13%, 07/15/39	638	826,350
Comerica Bank, 2.50%, 07/23/24	250	232,993
Commonwealth Bank of Australia/New York NY, 5.08%, 01/10/25	360	361,868
Cooperatieve Rabobank UA, 5.25%, 05/24/41	446	475,101
Cooperatieve Rabobank UA/NY 1.38%, 01/10/25	325	306,654

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 05/21/25	$320	$309,437
3.88%, 08/22/24	302	298,301
5.00%, 01/13/25	480	481,080
Credit Suisse AG, 7.95%, 01/09/25	420	429,513
Credit Suisse AG/New York NY
1.25%, 08/07/26	460	392,366
2.95%, 04/09/25	625	581,650
3.63%, 09/09/24	465	442,866
3.70%, 02/21/25	485	459,324
4.75%, 08/09/24	345	333,318
5.00%, 07/09/27	480	462,686
7.50%, 02/15/28	690	736,375
Deutsche Bank AG/New York NY
1.69%, 03/19/26	310	278,789
4.16%, 05/13/25	230	222,796
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	255	228,368
3.95%, 07/28/25 (Call 06/28/25)(a)	380	366,191
5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(b)	265	263,471
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(b)	322	295,602
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	595	532,614
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	835	751,358
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	832	737,244
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	1,035	927,505
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	760	608,996
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	1,297	1,059,377
2.60%, 02/07/30 (Call 11/07/29)	696	602,137
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	1,165	972,787
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	860	787,502
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	990	822,789
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)(b)	407	292,470
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	1,145	985,788
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	617	464,249
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.201%)(b)	772	746,871
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	515	397,740
3.50%, 01/23/25 (Call 10/23/24)	614	596,415
3.50%, 04/01/25 (Call 03/01/25)	1,048	1,018,174
3.50%, 11/16/26 (Call 11/16/25)	836	798,271
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	880	837,619
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(b)	650	618,761
3.75%, 05/22/25 (Call 02/22/25)	709	690,786

Security	Par (000)	Value

Banks (continued)
3.75%, 02/25/26 (Call 11/25/25)	$585	$570,258
3.80%, 03/15/30 (Call 12/15/29)	793	745,357
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.158%)(b)	818	770,540
3.85%, 07/08/24 (Call 04/08/24)	772	759,640
3.85%, 01/26/27 (Call 01/26/26)	872	844,297
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.373%)(b)	763	662,650
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.301%)(b)	1,137	1,092,123
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(b)	230	225,777
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(b)	635	570,160
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	665	652,897
4.75%, 10/21/45 (Call 04/21/45)	650	601,321
4.80%, 07/08/44 (Call 01/08/44)	573	533,910
5.70%, 11/01/24	225	227,023
6.13%, 02/15/33(a)	353	383,153
6.25%, 02/01/41	759	837,572
HSBC Bank USA NA/New York NY, 7.00%, 01/15/39	235	260,789
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1-day SOFR + 0.708%)(b)	780	738,028
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	585	521,182
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	758	700,809
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(b)	620	539,611
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	705	656,433
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	655	557,274
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	845	756,030
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(b)	535	434,238
2.63%, 11/07/25 (Call 11/07/24), (1-day SOFR + 1.401%)(b)	761	725,461
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	1,020	834,737
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(b)	475	399,865
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(b)	630	515,189
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(b)	470	447,872
3.90%, 05/25/26	890	860,132
3.97%, 05/22/30 (Call 05/22/29), (3-mo. LIBOR US + 1.610%)(a)(b)	1,048	964,474
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(a)(b)	823	783,817
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(b)	535	523,364
4.29%, 09/12/26 (Call 09/15/25), (3-mo. LIBOR US + 1.348%)(b)	845	819,887
4.30%, 03/08/26	862	847,182

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28), (3-mo. LIBOR US + 1.535%)(b)	$813	$780,415
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	725	708,318
4.95%, 03/31/30	873	860,176
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(b)	595	592,239
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	871	861,924
6.10%, 01/14/42	275	294,011
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	355	365,110
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)	665	693,668
6.33%, 03/09/44 (Call 03/09/43)	755	795,415
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(b)	690	724,079
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	705	758,742
HSBC USA Inc.
3.50%, 06/23/24	295	288,430
5.63%, 03/17/25	190	191,554
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24), (1-day SOFR + 1.205%)(b)	300	289,164
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	280	267,030
5.65%, 01/10/30 (Call 11/10/29)(a)	275	272,880
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(b)	335	327,091
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	400	360,576
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(b)	238	198,440
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(b)	360	349,117
3.95%, 03/29/27	500	480,245
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	440	420,539
4.05%, 04/09/29(a)	340	324,839
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(b)	220	204,156
4.55%, 10/02/28	250	244,545
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(b)	90	84,662
0.82%, 06/01/25 (Call 06/01/24), (1-day SOFR + 0.540%)(b)	235	223,290
0.97%, 06/23/25 (Call 06/23/24), (3-mo. SOFR + 0.580%)(b)	380	360,438
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(b)	180	161,539
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)(b)	410	370,402
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	455	405,573
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(b)	440	413,147

Security	Par (000)	Value

Banks (continued)
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	$525	$475,713
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	260	208,026
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	674	543,446
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	425	400,886
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(b)	370	322,318
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	635	598,195
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	301	270,743
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(b)	415	396,653
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	445	381,761
2.53%, 11/19/41 (Call 11/19/40), (1-day SOFR + 1.510%)(b)	360	252,054
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	585	487,048
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	590	495,860
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(b)	350	333,904
2.74%, 10/15/30 (Call 10/15/29), (1-day SOFR + 1.510%)(b)	470	412,058
2.95%, 10/01/26 (Call 07/01/26)(a)	402	381,518
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	310	288,430
2.96%, 05/13/31 (Call 05/13/30), (1-day SOFR + 2.515%)(b)	521	451,108
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	570	487,891
3.11%, 04/22/41 (Call 04/22/40), (1-day SOFR + 2.460%)(b)	270	206,353
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)	355	253,683
3.13%, 01/23/25 (Call 10/23/24)	445	433,239
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(b)	290	223,065
3.20%, 06/15/26 (Call 03/15/26)	290	280,259
3.30%, 04/01/26 (Call 01/01/26)	448	434,000
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	630	468,840
3.51%, 01/23/29 (Call 01/23/28), (3-mo. LIBOR US + 0.945%)(b)	445	418,741
3.54%, 05/01/28 (Call 05/01/27), (3-mo. LIBOR US + 1.380%)(b)	483	458,425
3.63%, 12/01/27 (Call 12/01/26)	412	392,941
3.70%, 05/06/30 (Call 05/06/29), (3-mo. LIBOR US + 1.160%)(b)	471	439,547
3.78%, 02/01/28 (Call 02/01/27), (3-mo. LIBOR US + 1.337%)(b)	504	484,006
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(b)	425	417,218
3.88%, 09/10/24	480	471,773
3.88%, 07/24/38 (Call 07/24/37), (3-mo. LIBOR US + 1.360%)(b)	456	401,316

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 07/15/25 (Call 04/15/25)	$527	$519,358
3.90%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.220%)(b)	390	318,388
3.96%, 01/29/27 (Call 01/29/26), (3-mo. LIBOR US + 1.245%)(b)	310	301,571
3.96%, 11/15/48 (Call 11/15/47), (3-mo. LIBOR US + 1.380%)(b)	595	500,889
4.01%, 04/23/29 (Call 04/23/28), (3-mo. LIBOR US + 1.120%)(b)	440	421,348
4.03%, 07/24/48 (Call 07/24/47), (3-mo. LIBOR US + 1.460%)(b)	293	248,256
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)	470	461,441
4.13%, 12/15/26	385	378,397
4.20%, 07/23/29 (Call 07/23/28), (3-mo. LIBOR US + 1.260%)(b)	465	449,836
4.25%, 10/01/27	255	251,201
4.26%, 02/22/48 (Call 02/22/47), (3-mo. LIBOR US + 1.580%)(b)	353	309,457
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	460	451,255
4.45%, 12/05/29 (Call 12/05/28), (3-mo. LIBOR US + 1.330%)(b)	395	384,568
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	500	486,775
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	370	360,754
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	280	271,975
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	610	611,879
4.85%, 02/01/44	143	137,374
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(b)	780	776,662
4.95%, 06/01/45	315	300,063
5.40%, 01/06/42	244	250,786
5.50%, 10/15/40	130	134,966
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(b)	535	537,311
5.60%, 07/15/41	308	322,057
5.63%, 08/16/43	120	125,144
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(b)	570	586,365
6.40%, 05/15/38	492	559,468
7.63%, 10/15/26	175	190,426
8.00%, 04/29/27	209	235,750
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)(a)	465	449,134
5.00%, 01/26/33 (Call 10/26/32)(a)	265	246,219
KeyBank NA/Cleveland OH
3.30%, 06/01/25	307	289,406
4.15%, 08/08/25(a)	510	488,529
5.85%, 11/15/27 (Call 10/16/27)(a)	315	314,263
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(b).	340	303,906
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(b)	420	396,837
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(b)	380	365,818

Security	Par (000)	Value

Banks (continued)
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	$590	$547,703
3.75%, 01/11/27	515	490,306
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	440	414,141
3.87%, 07/09/25 (Call 07/09/24), (1-year CMT + 3.500%)(b)	429	419,013
4.38%, 03/22/28	385	372,106
4.45%, 05/08/25	615	604,016
4.55%, 08/16/28	335	323,664
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(b)	435	429,162
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(b)	345	334,750
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(b)	205	194,307
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(b)	225	211,219
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	30	28,290
3.40%, 08/17/27	255	227,345
4.65%, 01/27/26 (Call 12/27/25)	300	289,722
4.70%, 01/27/28 (Call 12/28/27)	290	275,135
5.40%, 11/21/25 (Call 10/21/25)(a)	300	292,446
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(b)	810	765,507
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(b).	335	312,980
1.41%, 07/17/25(a)	625	574,800
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(b)	740	659,000
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	480	426,322
2.05%, 07/17/30	320	262,726
2.19%, 02/25/25	785	742,900
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(b)	595	479,957
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	610	552,989
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(b)	280	228,234
2.56%, 02/25/30	389	333,287
2.76%, 09/13/26(a)	255	237,278
2.80%, 07/18/24	280	271,085
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(b)	425	354,637
3.20%, 07/18/29	405	364,330
3.29%, 07/25/27(a)	347	326,295
3.68%, 02/22/27(a)	392	385,834
3.74%, 03/07/29	555	522,399
3.75%, 07/18/39	490	421,067
3.78%, 03/02/25	194	190,031
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(b)	205	198,647
3.85%, 03/01/26	615	595,886
3.96%, 03/02/28	457	439,488
4.05%, 09/11/28(a)	361	352,278
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	500	482,015
4.15%, 03/07/39(a)	12	10,784
4.29%, 07/26/38	10	9,206

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(b)	$215	$200,836
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(b)	475	470,853
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	525	523,414
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(b)	615	611,722
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(b)	555	555,222
5.24%, 04/19/29 (Call 04/19/28)	200	201,320
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	480	485,131
5.41%, 04/19/34 (Call 04/19/33)	75	75,741
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)	310	314,666
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(b)	280	283,878
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(b)	340	345,182
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(b)	280	284,253
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)(b)	230	230,773
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(b)	275	276,345
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	400	353,832
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(b)	395	351,021
1.98%, 09/08/31 (Call 09/08/30), (1-day SOFR + 1.532%)(b)	270	215,447
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(b)	230	182,707
2.20%, 07/10/31 (Call 07/10/30), (1-day SOFR + 1.772%)(b)	250	203,965
2.23%, 05/25/26 (Call 05/25/25), (3-mo. LIBOR US + 0.830%)(a)(b)	215	201,126
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(b)	220	175,188
2.56%, 09/13/25 (Call 09/13/24), (1-day SOFR + 1.362%)(b)	175	167,790
2.59%, 05/25/31 (Call 05/25/30), (3-mo. LIBOR US + 1.070%)(b)	205	171,911
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(b)	325	306,683
2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(b)	205	198,155
2.84%, 09/13/26(a)	375	348,806
2.87%, 09/13/30 (Call 09/13/29), (1-day SOFR + 1.572%)(b)	240	208,978
3.15%, 07/16/30 (Call 07/16/29), (3-mo. LIBOR US + 1.130%)(b)	235	208,485
3.17%, 09/11/27	396	369,915
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(b)	215	193,494
3.66%, 02/28/27	222	212,185
4.02%, 03/05/28	410	391,858

Security	Par (000)	Value

Banks (continued)
4.25%, 09/11/29 (Call 09/11/28), (3-mo. LIBOR US + 1.270%)(b)	$295	$282,114
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	315	318,191
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	85	86,590
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(b)	240	246,161
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(b)	225	230,414
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)	230	236,136
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(b)	620	586,991
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(b)	767	686,388
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(b)	840	786,349
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	807	717,730
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(b)	812	730,646
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	755	595,703
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	503	399,518
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	690	649,890
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	904	730,432
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	625	570,781
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	645	530,506
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(b)	430	409,833
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	816	705,065
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(b)	643	620,611
2.80%, 01/25/52 (Call 07/25/51), (1-day SOFR + 1.430%)(b)	485	323,825
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	695	589,256
3.13%, 07/27/26	668	635,382
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(b)	562	435,780
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	800	756,728
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	725	663,368
3.63%, 01/20/27	863	831,483
3.70%, 10/23/24	708	694,357
3.77%, 01/24/29 (Call 01/24/28), (3-mo. LIBOR US + 1.140%)(b)	737	697,954
3.88%, 01/27/26	906	885,425
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(b)	549	484,141
4.00%, 07/23/25	572	563,872

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	$565	$547,767
4.30%, 01/27/45	680	609,674
4.38%, 01/22/47	600	539,562
4.43%, 01/23/30 (Call 01/23/29), (3-mo. LIBOR US + 1.628%)(b)	782	755,115
4.46%, 04/22/39 (Call 04/22/38), (3-mo. LIBOR US + 0.408%)(b)	170	156,123
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)	295	292,513
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	515	506,101
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(b)	505	506,101
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	325	326,472
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	155	156,093
5.25%, 04/21/34 (Call 04/21/33)	130	131,370
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(b)	666	708,218
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(b)	175	179,988
6.25%, 08/09/26	310	322,003
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	315	330,977
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)(b)	820	893,054
6.38%, 07/24/42	512	578,632
7.25%, 04/01/32(a)	336	396,161
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(b)	375	349,114
Morgan Stanley Bank NA, 4.75%, 04/21/26 (Call 03/21/26)	30	30,161
National Australia Bank Ltd.
3.91%, 06/09/27	205	200,353
4.94%, 01/12/28	340	346,528
4.97%, 01/12/26	345	349,226
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	260	244,977
3.38%, 01/14/26	280	271,709
3.50%, 06/09/25	340	332,432
5.13%, 11/22/24	235	236,354
National Bank of Canada
0.75%, 08/06/24	305	287,768
3.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.009%)(b)	326	319,610
5.25%, 01/17/25	100	99,490
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	530	471,748
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	260	238,147
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(b)	410	389,713
4.80%, 04/05/26	455	453,408
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	390	379,552
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)(b)	625	616,931

Security	Par (000)	Value

Banks (continued)
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	$325	$326,030
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	265	268,093
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(b)	330	342,349
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(b)	470	490,981
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	375	316,999
3.15%, 05/03/29 (Call 02/03/29)	205	193,163
3.65%, 08/03/28 (Call 05/03/28)(a)	215	210,003
3.95%, 10/30/25	420	410,063
4.00%, 05/10/27 (Call 04/10/27)	330	324,034
6.13%, 11/02/32 (Call 08/02/32)	350	373,947
PNC Bank NA
2.70%, 10/22/29	265	228,321
2.95%, 02/23/25 (Call 01/23/25)	315	302,233
3.10%, 10/25/27 (Call 09/25/27)	285	267,282
3.25%, 06/01/25 (Call 05/02/25)	345	331,366
3.25%, 01/22/28 (Call 12/23/27)	165	153,506
3.30%, 10/30/24 (Call 09/30/24)	107	102,995
3.88%, 04/10/25 (Call 03/10/25)	270	261,565
4.05%, 07/26/28	420	400,747
4.20%, 11/01/25 (Call 10/01/25)	200	193,812
2.50%, 08/27/24 (Call 07/27/24)	290	279,137
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	200	177,440
2.20%, 11/01/24 (Call 10/02/24)	241	230,131
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)(b)	353	289,982
2.55%, 01/22/30 (Call 10/24/29)	605	518,751
2.60%, 07/23/26 (Call 05/24/26)	280	262,002
3.15%, 05/19/27 (Call 04/19/27)(a)	195	183,187
3.45%, 04/23/29 (Call 01/23/29)	501	463,450
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(b)	340	315,748
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)	275	272,113
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(b)	480	472,618
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(b)	230	231,417
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(a)(b)	195	195,690
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	485	511,990
Royal Bank of Canada
0.65%, 07/29/24	402	380,634
0.75%, 10/07/24	360	338,328
0.88%, 01/20/26(a)	580	525,787
1.15%, 06/10/25	577	535,548
1.15%, 07/14/26	405	364,496
1.20%, 04/27/26	565	511,376
1.40%, 11/02/26	380	339,918
1.60%, 01/21/25	315	298,129
2.05%, 01/21/27	250	227,510
2.25%, 11/01/24	518	496,798
2.30%, 11/03/31	430	355,726
2.55%, 07/16/24	445	432,086
3.38%, 04/14/25	225	218,781

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 05/04/27	$450	$433,481
3.88%, 05/04/32	420	392,133
3.97%, 07/26/24	522	515,162
4.24%, 08/03/27	455	445,472
4.65%, 01/27/26	273	270,426
4.88%, 01/12/26	280	281,028
4.90%, 01/12/28(a)	245	246,541
4.95%, 04/25/25	300	300,210
5.00%, 02/01/33	400	401,272
5.00%, 05/02/33	300	299,901
5.66%, 10/25/24	425	428,608
6.00%, 11/01/27	490	515,073
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(b)	125	112,506
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)(b)	110	100,175
2.20%, 03/03/31	302	248,018
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(b)	323	309,773
2.40%, 01/24/30	340	296,120
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(b)	235	199,101
2.65%, 05/19/26(a)	75	70,965
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)(b)	200	175,266
3.30%, 12/16/24	428	416,110
3.55%, 08/18/25	374	363,360
4.14%, 12/03/29 (Call 12/03/28), (3-mo. LIBOR US + 1.030%)(b)	170	164,263
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)(b)	250	236,815
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(b)	165	160,043
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(b)	185	184,408
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(b)	125	124,834
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(b)	90	91,845
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(b)	90	94,106
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200	196,022
3.65%, 07/23/25(a)	55	53,183
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	295	264,668
1.40%, 09/17/26	675	599,231
1.47%, 07/08/25	725	669,008
1.71%, 01/12/31	230	181,307
1.90%, 09/17/28	700	597,604
2.13%, 07/08/30	520	429,192
2.17%, 01/14/27	130	117,659
2.22%, 09/17/31(a)	270	219,129
2.30%, 01/12/41	115	77,041
2.35%, 01/15/25	490	465,818
2.45%, 09/27/24	267	256,400
2.47%, 01/14/29	235	204,969
2.63%, 07/14/26	899	840,430
2.70%, 07/16/24(a)	305	295,411

Security	Par (000)	Value

Banks (continued)
2.72%, 09/27/29	$225	$196,011
2.75%, 01/15/30	430	374,238
3.01%, 10/19/26	520	487,682
3.04%, 07/16/29	544	485,912
3.05%, 01/14/42(a)	90	66,429
3.35%, 10/18/27	295	275,964
3.36%, 07/12/27(a)	514	487,051
3.45%, 01/11/27	407	386,280
3.54%, 01/17/28	330	310,055
3.78%, 03/09/26	84	81,560
3.94%, 07/19/28	291	276,284
4.31%, 10/16/28	215	207,858
5.46%, 01/13/26	145	146,520
5.52%, 01/13/28	610	623,884
5.71%, 01/13/30	350	362,404
5.77%, 01/13/33	570	598,209
Toronto-Dominion Bank (The)
0.70%, 09/10/24	210	197,705
0.75%, 09/11/25	202	183,273
0.75%, 01/06/26	377	339,281
1.15%, 06/12/25	220	203,311
1.20%, 06/03/26	478	426,754
1.25%, 12/13/24	140	131,757
1.25%, 09/10/26	515	458,608
1.45%, 01/10/25(a)	130	122,574
1.95%, 01/12/27	295	266,704
2.00%, 09/10/31	95	76,909
2.45%, 01/12/32	205	170,829
2.80%, 03/10/27	430	399,642
3.20%, 03/10/32	480	425,822
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	477	450,469
3.77%, 06/06/25	535	522,561
4.11%, 06/08/27	600	583,404
4.29%, 09/13/24	445	439,544
4.46%, 06/08/32	750	723,765
4.69%, 09/15/27	310	307,991
5.10%, 01/09/26	75	75,594
5.16%, 01/10/28	320	323,338
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	435	404,411
2.15%, 12/06/24 (Call 11/06/24)	300	284,025
2.25%, 03/11/30 (Call 12/11/29)	402	329,805
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(b)	347	325,052
3.30%, 05/15/26 (Call 04/15/26)	260	241,597
3.63%, 09/16/25 (Call 08/16/25)	450	427,005
3.80%, 10/30/26 (Call 09/30/26)	277	258,283
4.05%, 11/03/25 (Call 09/03/25)	214	207,702
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	360	306,698
1.20%, 08/05/25 (Call 07/03/25)	295	268,536
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)(b)	332	294,444
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	420	355,412
1.95%, 06/05/30 (Call 03/05/30)	233	187,707
2.50%, 08/01/24 (Call 07/01/24)	430	413,411
2.85%, 10/26/24 (Call 09/26/24)	445	428,179
3.70%, 06/05/25 (Call 05/05/25)	360	346,795

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 03/19/29 (Call 02/19/29)	$208	$187,668
4.00%, 05/01/25 (Call 03/01/25)	302	293,296
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)	270	257,696
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)	250	242,450
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)(b)	370	361,990
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)(b)	360	335,977
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(b)	340	329,620
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(b)	325	327,074
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(b)	290	301,574
U.S. Bancorp
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)	320	311,152
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	640	612,378
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	530	415,170
1.45%, 05/12/25 (Call 04/12/25)	594	550,828
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(b)	450	405,279
2.40%, 07/30/24 (Call 06/30/24)(a)	392	378,476
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(b)	435	335,376
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(b)	320	261,450
3.00%, 07/30/29 (Call 04/30/29)(a)	217	190,819
3.10%, 04/27/26 (Call 03/27/26)	58	54,266
3.60%, 09/11/24 (Call 08/11/24)(a)	367	357,440
3.90%, 04/26/28 (Call 03/26/28)	345	332,014
3.95%, 11/17/25 (Call 10/17/25)	340	329,722
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(b)	635	616,312
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)(b)	435	408,195
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(b)	315	316,846
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(b)	305	313,998
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	454	421,702
Series X, 3.15%, 04/27/27 (Call 03/27/27)	549	516,741
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	307	290,944
2.80%, 01/27/25 (Call 12/27/24)	404	387,476
Wachovia Corp., 5.50%, 08/01/35(a)	295	295,614
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1-day SOFR + 0.510%)(b)	380	361,654
2.16%, 02/11/26 (Call 02/11/25), (3-mo. LIBOR US + 0.750%)(b)	870	823,290
2.19%, 04/30/26 (Call 04/29/25), (1-day SOFR + 2.000%)(b)	834	785,736
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	860	774,920
2.41%, 10/30/25 (Call 10/30/24), (1-day SOFR + 1.087%)(b)	850	813,373

Security	Par (000)	Value

Banks (continued)
2.57%, 02/11/31 (Call 02/11/30), (1-day SOFR + 1.262%)(b)	$658	$562,491
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	930	813,685
3.00%, 02/19/25	687	664,638
3.00%, 04/22/26	749	713,902
3.00%, 10/23/26	810	763,182
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	883	662,939
3.20%, 06/17/27 (Call 06/17/26), (3-mo. LIBOR US + 1.170%)(b)	712	671,836
3.30%, 09/09/24	670	655,963
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)(b)	1,025	894,958
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	1,025	969,414
3.55%, 09/29/25	413	401,477
3.58%, 05/22/28 (Call 05/22/27), (3-mo. LIBOR US + 1.310%)(b)	814	769,100
3.90%, 05/01/45	558	457,621
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	795	775,300
4.10%, 06/03/26	679	661,590
4.15%, 01/24/29 (Call 10/24/28)	805	774,756
4.30%, 07/22/27	706	690,122
4.40%, 06/14/46	525	439,950
4.48%, 04/04/31 (Call 04/04/30), (1-day SOFR + 4.032%)(b)	646	622,550
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(b)	330	326,261
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	855	766,157
4.65%, 11/04/44	517	453,213
4.75%, 12/07/46	516	450,824
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	760	753,654
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)(b)	1,325	1,296,791
4.90%, 11/17/45	548	492,603
5.01%, 04/04/51 (Call 04/04/50), (1-day SOFR + 4.502%)(b)	1,462	1,384,368
5.38%, 11/02/43	650	624,299
5.39%, 04/24/34 (Call 04/24/33)	495	503,108
5.61%, 01/15/44	655	643,380
Wells Fargo Bank NA
5.85%, 02/01/37	400	416,796
5.95%, 08/26/36	250	259,353
6.60%, 01/15/38	438	490,779
Westpac Banking Corp.
1.02%, 11/18/24	485	458,349
1.15%, 06/03/26	505	455,449
1.95%, 11/20/28	405	355,266
2.15%, 06/03/31	255	217,176
2.35%, 02/19/25	363	348,157
2.65%, 01/16/30	270	242,784
2.70%, 08/19/26(a)	360	340,031
2.85%, 05/13/26	520	494,894
3.35%, 03/08/27	345	331,266
3.40%, 01/25/28	340	324,802
3.74%, 08/26/25	193	189,128

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.04%, 08/26/27	$305	$301,361
5.35%, 10/18/24	72	72,606
5.46%, 11/18/27	445	462,297

		305,917,299

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	1,000	1,004,660
4.90%, 02/01/46 (Call 08/01/45)	3,100	3,070,829
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38 (Call 10/15/37)	1,000	965,940
4.60%, 04/15/48 (Call 10/15/47)	1,000	958,950
4.75%, 01/23/29 (Call 10/23/28)	100	102,253
5.45%, 01/23/39 (Call 07/23/38)	1,000	1,062,940
5.55%, 01/23/49 (Call 07/23/48)	1,000	1,079,930
5.80%, 01/23/59 (Call 07/23/58)	1,000	1,120,340
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)(a)	175	163,852
4.75%, 04/15/33 (Call 01/15/33)(a)	260	265,502
Coca-Cola Co. (The)
1.00%, 03/15/28	475	414,680
1.38%, 03/15/31	349	285,723
1.45%, 06/01/27	165	150,074
1.50%, 03/05/28	331	297,202
1.65%, 06/01/30	420	356,651
1.75%, 09/06/24	254	245,656
2.00%, 03/05/31	285	245,391
2.13%, 09/06/29	368	330,412
2.25%, 01/05/32	675	589,822
2.50%, 06/01/40	349	268,901
2.50%, 03/15/51(a)	468	329,051
2.60%, 06/01/50	570	409,613
2.75%, 06/01/60	277	199,933
2.88%, 05/05/41	90	72,479
2.90%, 05/25/27	299	286,550
3.00%, 03/05/51(a)	627	489,756
3.38%, 03/25/27	416	409,190
3.45%, 03/25/30	500	480,395
4.20%, 03/25/50	205	197,218
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	243	193,933
2.75%, 01/22/30 (Call 10/22/29)(a)	320	288,458
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	270	250,390
2.00%, 04/29/30 (Call 01/29/30)	388	334,518
2.13%, 10/24/24 (Call 09/24/24)	260	250,336
2.13%, 04/29/32 (Call 01/29/32)(a)	300	250,818
2.38%, 10/24/29 (Call 07/24/29)	248	220,140
3.88%, 05/18/28 (Call 02/18/28)(a)	110	108,852
3.88%, 04/29/43 (Call 10/29/42)	161	140,872
5.20%, 10/24/25	200	203,106
5.30%, 10/24/27 (Call 09/24/27)	10	10,427
5.50%, 01/24/33 (Call 10/24/32)	90	98,079
5.88%, 09/30/36(a)	214	238,056
Diageo Investment Corp., 4.25%, 05/11/42(a)	183	173,835
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	325	268,671
1.63%, 05/01/30 (Call 02/01/30)	125	106,305
1.95%, 10/21/31 (Call 07/21/31)	410	348,451
2.25%, 03/19/25 (Call 02/19/25)(a)	579	557,872

Security	Par (000)	Value

Beverages (continued)
2.38%, 10/06/26 (Call 07/06/26)	$392	$371,710
2.63%, 03/19/27 (Call 01/19/27)	200	189,312
2.63%, 07/29/29 (Call 04/29/29)	403	370,409
2.63%, 10/21/41 (Call 04/21/41)	235	182,062
2.75%, 04/30/25 (Call 01/30/25)	434	421,062
2.75%, 03/19/30 (Call 12/19/29)	202	185,181
2.75%, 10/21/51 (Call 04/21/51)	325	238,959
2.85%, 02/24/26 (Call 11/24/25)	405	392,433
2.88%, 10/15/49 (Call 04/15/49)	370	282,654
3.00%, 10/15/27 (Call 07/15/27)	520	500,084
3.45%, 10/06/46 (Call 04/06/46)	346	295,076
3.50%, 07/17/25 (Call 04/17/25)	91	89,562
3.60%, 02/18/28 (Call 01/18/28)	280	276,086
3.63%, 03/19/50 (Call 09/19/49)	244	211,814
3.88%, 03/19/60 (Call 09/19/59)	150	132,174
3.90%, 07/18/32 (Call 04/18/32)	465	457,769
4.00%, 05/02/47 (Call 11/02/46)	210	197,782
4.20%, 07/18/52 (Call 01/18/52)(a)	250	237,220
4.45%, 05/15/28 (Call 04/15/28)(a)	175	179,280
4.45%, 02/15/33 (Call 11/15/32)(a)	110	112,868
4.45%, 04/14/46 (Call 10/14/45)	100	99,306
4.55%, 02/13/26 (Call 01/13/26)(a)	115	116,748
4.65%, 02/15/53 (Call 08/15/52)(a)	125	128,208
5.50%, 01/15/40	200	221,272
7.00%, 03/01/29(a)	75	87,711

		25,873,754

Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	295	275,087
1.85%, 05/15/27 (Call 03/15/27)	351	322,432
2.05%, 05/15/30 (Call 02/15/30)	325	283,585
2.70%, 05/15/40 (Call 11/15/39)	292	225,605
2.80%, 05/15/50 (Call 11/15/49)	138	100,668
4.80%, 03/03/33 (Call 12/03/32)(a)	355	369,637
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	170	136,231
1.65%, 02/01/27 (Call 01/01/27)	255	232,665
2.13%, 02/01/32 (Call 11/01/31)(a)	260	218,826
2.13%, 08/15/50 (Call 02/15/50)(a)	175	105,410
2.70%, 11/01/26 (Call 08/01/26)	380	362,676
2.70%, 12/15/51 (Call 06/15/51)	235	158,113
2.75%, 08/18/55 (Call 02/18/55)	245	157,856
3.25%, 12/01/27 (Call 09/01/27)(a)	262	253,632
4.80%, 03/24/30 (Call 12/24/29)(a)	212	217,022
5.25%, 01/15/28 (Call 12/15/27)(a)	230	239,810
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	266	250,737
2.30%, 07/15/30 (Call 04/15/30)	197	169,859
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	290	233,050
3.20%, 01/30/26 (Call 10/30/25)	361	350,574
3.55%, 11/07/42 (Call 05/07/42)	227	189,068
4.70%, 12/05/25 (Call 11/05/25)	295	297,555

		5,150,098

Commercial Services — 1.4%
American University (The), Series 2019, 3.67%, 04/01/49	183	150,583
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	471	388,500
1.70%, 05/15/28 (Call 03/15/28)	507	453,866

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.38%, 09/15/25 (Call 06/15/25)(a)	$406	$398,501
Brown University in Providence in the State of Rhode Islandand Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	205	156,253
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	175	124,472
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	363	355,762
4.00%, 05/01/32 (Call 02/01/32)(a)	150	145,807
Duke University, Series 2020, 2.83%, 10/01/55	235	171,228
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)(a)	290	179,655
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	96	84,756
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	274	240,019
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	125	97,793
3.89%, 07/01/2116	163	126,077
4.68%, 07/01/2114	140	132,252
5.60%, 07/01/2111	253	287,939
Series F, 2.99%, 07/01/50 (Call 01/01/50)	265	206,533
Northwestern University, 4.64%, 12/01/44	209	207,161
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	450	424,030
2.30%, 06/01/30 (Call 03/01/30)	370	318,933
2.40%, 10/01/24 (Call 09/01/24)	430	416,214
2.65%, 10/01/26 (Call 08/01/26)	450	426,262
2.85%, 10/01/29 (Call 07/01/29)	490	444,763
3.25%, 06/01/50 (Call 12/01/49)	295	213,028
3.90%, 06/01/27 (Call 05/01/27)	120	118,519
4.40%, 06/01/32 (Call 03/01/32)	310	304,191
5.05%, 06/01/52 (Call 12/01/51)(a)	320	307,821
5.25%, 06/01/62 (Call 12/01/61)	200	192,356
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	121	84,297
3.15%, 07/15/46 (Call 01/15/46)	269	217,871
3.30%, 07/15/56 (Call 01/15/56)	180	140,852
3.75%, 11/15/52 (Call 05/15/52)	120	107,411
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	270	181,453
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	115	92,833
2.30%, 08/15/60 (Call 02/15/60)	163	95,831
2.45%, 03/01/27 (Call 02/01/27)	275	258,357
2.50%, 12/01/29 (Call 09/01/29)	300	266,952
2.70%, 03/01/29 (Call 01/01/29)	510	465,661
2.90%, 03/01/32 (Call 12/01/31)	390	346,277
2.95%, 01/22/27 (Call 10/22/26)(a)	318	305,181
3.25%, 12/01/49 (Call 06/01/49)	249	188,735
3.70%, 03/01/52 (Call 09/01/51)	310	259,290
3.90%, 03/01/62 (Call 09/01/61)	130	108,271
4.25%, 05/01/29 (Call 02/01/29)	240	237,384
4.75%, 08/01/28 (Call 05/01/28)	105	107,066
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	145	111,628
Trustees of Princeton University (The)
5.70%, 03/01/39	209	236,252
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	199	140,679
University of Miami, 4.06%, 04/01/52(a)	160	138,594
University of Southern California, 3.03%, 10/01/39	269	225,519

Security	Par (000)	Value

Commercial Services (continued)
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	$245	$203,404
4.35%, 04/15/2122 (Call 10/15/2121)(a)	145	123,563
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	78	72,863
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	205	172,557
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	150	101,775

		12,063,830

Computers — 3.6%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	335	309,061
0.70%, 02/08/26 (Call 01/08/26)	792	723,120
1.13%, 05/11/25 (Call 04/11/25)	757	711,883
1.20%, 02/08/28 (Call 12/08/27)	583	515,669
1.25%, 08/20/30 (Call 05/20/30)	478	394,780
1.40%, 08/05/28 (Call 06/05/28)	785	690,415
1.65%, 05/11/30 (Call 02/11/30)	571	488,125
1.65%, 02/08/31 (Call 11/08/30)	860	724,481
1.70%, 08/05/31 (Call 05/05/31)	360	300,982
1.80%, 09/11/24 (Call 08/11/24)	161	155,590
2.05%, 09/11/26 (Call 07/11/26)	635	595,554
2.20%, 09/11/29 (Call 06/11/29)	592	532,392
2.38%, 02/08/41 (Call 08/08/40)	510	382,138
2.40%, 08/20/50 (Call 02/20/50)	355	240,999
2.45%, 08/04/26 (Call 05/04/26)(a)	775	739,195
2.50%, 02/09/25(a)	111	107,677
2.55%, 08/20/60 (Call 02/20/60)(a)	570	377,340
2.65%, 05/11/50 (Call 11/11/49)	835	593,000
2.65%, 02/08/51 (Call 08/08/50)	907	636,505
2.70%, 08/05/51 (Call 02/05/51)	598	422,487
2.75%, 01/13/25 (Call 11/13/24)	517	504,587
2.80%, 02/08/61 (Call 02/08/60)	525	355,173
2.85%, 08/05/61 (Call 02/05/61)	450	308,858
2.90%, 09/12/27 (Call 06/12/27)(a)	700	672,350
2.95%, 09/11/49 (Call 03/11/49)	438	331,916
3.00%, 06/20/27 (Call 03/20/27)	361	348,971
3.00%, 11/13/27 (Call 08/13/27)	524	504,905
3.20%, 05/13/25	653	640,652
3.20%, 05/11/27 (Call 02/11/27)	672	655,227
3.25%, 02/23/26 (Call 11/23/25)	1,131	1,107,724
3.25%, 08/08/29 (Call 06/08/29)	425	407,295
3.35%, 02/09/27 (Call 11/09/26)	733	717,013
3.35%, 08/08/32 (Call 05/08/32)(a)	455	431,590
3.45%, 02/09/45	394	336,381
3.75%, 09/12/47 (Call 03/12/47)	335	292,234
3.75%, 11/13/47 (Call 05/13/47)	397	347,562
3.85%, 05/04/43	882	806,818
3.85%, 08/04/46 (Call 02/04/46)	557	498,164
3.95%, 08/08/52 (Call 02/08/52)	530	473,041
4.10%, 08/08/62 (Call 02/08/62)	435	387,324
4.25%, 02/09/47 (Call 08/09/46)(a)	343	329,939
4.38%, 05/13/45	643	623,215
4.45%, 05/06/44	394	394,898
4.50%, 02/23/36 (Call 08/23/35)(a)	383	397,477
4.65%, 02/23/46 (Call 08/23/45)	1,197	1,204,505
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	440	397,866
1.95%, 05/15/30 (Call 02/15/30)	515	433,094
2.20%, 02/09/27 (Call 01/09/27)	305	282,226
2.72%, 02/09/32 (Call 11/09/31)	230	199,238

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.85%, 05/15/40 (Call 11/15/39)	$228	$168,576
2.95%, 05/15/50 (Call 11/15/49)	200	134,868
3.30%, 05/15/26	950	921,129
3.30%, 01/27/27	220	212,307
3.43%, 02/09/52 (Call 08/09/51)	165	120,727
3.45%, 02/19/26(a)	523	509,271
3.50%, 05/15/29	990	928,689
4.00%, 07/27/25	345	341,202
4.00%, 06/20/42	390	334,429
4.15%, 07/27/27 (Call 06/27/27)	115	114,070
4.15%, 05/15/39	575	509,502
4.25%, 05/15/49(a)	830	716,871
4.40%, 07/27/32 (Call 04/27/32)(a)	245	240,080
4.50%, 02/06/26	255	255,337
4.50%, 02/06/28 (Call 01/06/28)	280	280,507
4.70%, 02/19/46	225	205,700
4.75%, 02/06/33 (Call 11/06/32)	255	254,403
4.90%, 07/27/52 (Call 01/27/52)	265	247,706
5.10%, 02/06/53 (Call 08/06/52)(a)	205	197,813
5.60%, 11/30/39	259	268,681
5.88%, 11/29/32(a)	187	203,217
7.00%, 10/30/25	189	199,960

		31,396,681

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	302	294,785
3.10%, 08/15/27 (Call 07/15/27)	295	287,053
3.25%, 08/15/32 (Call 05/15/32)	300	281,778
3.70%, 08/01/47 (Call 02/01/47)	198	177,095
4.00%, 08/15/45	222	206,598
4.60%, 03/01/28 (Call 02/01/28)(a)	95	98,022
4.60%, 03/01/33 (Call 12/01/32)	105	108,915
4.80%, 03/02/26	85	86,919
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	185	156,902
2.00%, 12/01/24 (Call 11/01/24)	222	212,871
2.38%, 12/01/29 (Call 09/01/29)	275	244,937
2.60%, 04/15/30 (Call 01/15/30)	345	310,121
3.13%, 12/01/49 (Call 06/01/49)	249	192,948
3.15%, 03/15/27 (Call 12/15/26)	183	177,958
4.15%, 03/15/47 (Call 09/15/46)	175	159,899
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	520	538,444
5.00%, 03/22/30 (Call 01/22/30)	325	337,064
5.05%, 03/22/28 (Call 02/22/28)(c)	425	440,126
5.05%, 03/22/53 (Call 09/22/52)	410	424,932
5.10%, 03/22/43 (Call 09/22/42)	310	321,439
5.20%, 03/22/63 (Call 09/22/62)(c)	155	161,287
5.35%, 03/22/26 (Call 02/22/26)(c)	105	107,811
5.50%, 03/22/25(c)	35	35,599
Procter & Gamble Co. (The)
0.55%, 10/29/25	492	450,711
1.00%, 04/23/26	410	376,815
1.20%, 10/29/30	595	489,471
1.90%, 02/01/27(a)	415	387,087
1.95%, 04/23/31	260	226,021
2.30%, 02/01/32(a)	345	306,633
2.45%, 11/03/26	371	352,676
2.70%, 02/02/26	314	304,109
2.80%, 03/25/27	262	251,586

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.85%, 08/11/27	$148	$141,970
3.00%, 03/25/30	625	588,369
3.55%, 03/25/40	130	116,553
3.95%, 01/26/28	260	261,108
4.05%, 01/26/33	120	121,000
4.10%, 01/26/26	330	331,059
5.55%, 03/05/37	25	28,622
Unilever Capital Corp.
0.63%, 08/12/24 (Call 05/30/23)	210	198,981
1.38%, 09/14/30 (Call 06/14/30)	80	65,434
1.75%, 08/12/31 (Call 05/12/31)	310	255,753
2.00%, 07/28/26(a)	295	277,043
2.13%, 09/06/29 (Call 06/06/29)	190	167,692
2.90%, 05/05/27 (Call 02/05/27)	405	387,605
3.10%, 07/30/25(a)	258	250,822
3.50%, 03/22/28 (Call 12/22/27)	533	522,479
5.90%, 11/15/32	293	330,155
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	175	122,684

		12,675,941

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	184	175,898
4.60%, 06/15/45 (Call 12/15/44)	337	321,825

		497,723

Diversified Financial Services — 3.8%
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	385	349,049
2.25%, 03/04/25 (Call 02/01/25)	310	295,163
2.50%, 07/30/24 (Call 06/29/24)	692	671,136
2.55%, 03/04/27 (Call 02/01/27)	545	504,910
3.13%, 05/20/26 (Call 04/20/26)	280	269,203
3.30%, 05/03/27 (Call 04/02/27)	549	522,906
3.63%, 12/05/24 (Call 11/04/24)	301	294,459
3.95%, 08/01/25 (Call 07/01/25)	385	377,612
4.05%, 05/03/29 (Call 03/03/29)(a)	305	298,973
4.05%, 12/03/42	234	212,261
4.20%, 11/06/25 (Call 10/06/25)	340	336,590
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(b)	430	413,260
4.90%, 02/13/26 (Call 01/13/26)	520	523,640
4.99%, 05/01/26 (Call 05/01/25)	500	499,660
4.99%, 05/26/33 (Call 05/26/32), (1-day SOFR + 2.255%)(b)	335	330,883
5.04%, 05/01/34 (Call 05/01/33)	500	501,500
5.85%, 11/05/27 (Call 10/05/27)	530	555,011
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	295	280,374
3.00%, 04/02/25 (Call 03/02/25)	200	192,810
3.70%, 10/15/24	385	377,523
4.50%, 05/13/32 (Call 02/13/32)(a)	170	164,980
5.15%, 05/15/33 (Call 02/15/33)	280	282,355
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	245	199,579
2.72%, 04/15/31 (Call 01/15/31)	195	164,477
3.50%, 03/30/51 (Call 09/30/50)(a)	223	150,269
3.90%, 01/25/28 (Call 10/25/27)	446	421,198
4.25%, 06/02/26 (Call 03/02/26)	191	185,486
4.35%, 04/15/30 (Call 01/15/30)	231	219,168
4.70%, 09/20/47 (Call 03/20/47)	317	275,051

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.85%, 03/29/29 (Call 12/29/28)	$320	$314,554
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	184	124,544
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	150	121,110
3.65%, 01/12/27 (Call 10/12/26)	384	374,861
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	456	403,952
1.15%, 05/13/26 (Call 04/13/26)(a)	315	278,750
1.65%, 03/11/31 (Call 12/11/30)(a)	235	182,896
1.95%, 12/01/31 (Call 09/01/31)(a)	295	230,802
2.00%, 03/20/28 (Call 01/20/28)	401	350,117
2.30%, 05/13/31 (Call 02/13/31)	275	224,807
2.45%, 03/03/27 (Call 02/03/27)	555	503,230
2.90%, 03/03/32 (Call 12/03/31)(a)	350	295,519
3.20%, 03/02/27 (Call 12/02/26)	310	288,452
3.20%, 01/25/28 (Call 10/25/27)(a)	115	106,504
3.25%, 05/22/29 (Call 02/22/29)	211	191,812
3.30%, 04/01/27 (Call 01/01/27)	153	142,803
3.85%, 05/21/25 (Call 03/21/25)	211	204,799
4.00%, 02/01/29 (Call 11/01/28)(a)	222	212,776
4.20%, 03/24/25 (Call 02/22/25)	233	228,463
4.63%, 03/22/30 (Call 12/22/29)	176	172,953
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	280	245,070
3.00%, 03/15/25 (Call 12/15/24)	502	485,037
3.75%, 06/15/28 (Call 03/15/28)	187	183,593
4.15%, 06/15/48 (Call 12/15/47)	215	199,023
5.30%, 09/15/43 (Call 03/15/43)	202	213,823
Credit Suisse USA Inc., 7.13%, 07/15/32	176	196,902
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	125	99,735
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	500	397,885
2.10%, 06/15/30 (Call 03/15/30)(a)	475	402,700
2.65%, 09/15/40 (Call 03/15/40)	450	329,791
3.00%, 06/15/50 (Call 12/15/49)	235	167,668
3.00%, 09/15/60 (Call 03/15/60)	565	375,894
3.10%, 09/15/27 (Call 06/15/27)	200	189,390
3.65%, 05/23/25	440	432,124
3.75%, 12/01/25 (Call 09/01/25)	545	534,525
3.75%, 09/21/28 (Call 06/21/28)(a)	175	169,528
4.00%, 09/15/27 (Call 08/15/27)(a)	515	510,087
4.25%, 09/21/48 (Call 03/21/48)	215	190,726
4.35%, 06/15/29 (Call 04/15/29)	280	277,628
4.60%, 03/15/33 (Call 12/15/32)(a)	485	485,296
4.95%, 06/15/52 (Call 12/15/51)	555	550,921
5.20%, 06/15/62 (Call 01/15/62)	390	396,622
Invesco Finance PLC, 3.75%, 01/15/26	262	254,276
Legg Mason Inc., 5.63%, 01/15/44	198	202,156
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	270	230,183
2.00%, 03/03/25 (Call 02/03/25)	271	259,417
2.00%, 11/18/31 (Call 08/18/31)	195	165,245
2.95%, 11/21/26 (Call 08/21/26)	296	284,536
2.95%, 06/01/29 (Call 03/01/29)	421	395,795
2.95%, 03/15/51 (Call 09/15/50)	218	164,152
3.30%, 03/26/27 (Call 01/26/27)	390	378,394
3.35%, 03/26/30 (Call 12/26/29)	497	473,353
3.50%, 02/26/28 (Call 11/26/27)	160	156,723
3.65%, 06/01/49 (Call 12/01/48)	200	172,224
3.80%, 11/21/46 (Call 05/21/46)(a)	226	197,576

Security	Par (000)	Value

Diversified Financial Services (continued)
3.85%, 03/26/50 (Call 09/26/49)(a)	$391	$345,675
3.95%, 02/26/48 (Call 08/26/47)(a)	200	181,136
4.85%, 03/09/33 (Call 12/09/32)	215	224,604
4.88%, 03/09/28 (Call 02/09/28)	185	191,919
ORIX Corp.
2.25%, 03/09/31(a)	170	140,648
3.25%, 12/04/24	326	315,832
3.70%, 07/18/27	210	201,350
4.00%, 04/13/32	105	97,847
5.00%, 09/13/27	165	166,470
5.20%, 09/13/32(a)	160	164,650
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	250	186,650
4.65%, 04/01/30 (Call 01/01/30)	195	193,331
4.95%, 07/15/46	330	303,828
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	187	164,790
1.10%, 02/15/31 (Call 11/15/30)	415	332,759
1.90%, 04/15/27 (Call 02/15/27)	531	491,929
2.00%, 08/15/50 (Call 02/15/50)	403	255,184
2.05%, 04/15/30 (Call 01/15/30)	523	457,693
2.70%, 04/15/40 (Call 10/15/39)	331	263,539
2.75%, 09/15/27 (Call 06/15/27)	302	288,289
3.15%, 12/14/25 (Call 09/14/25)	1,381	1,341,338
3.65%, 09/15/47 (Call 03/15/47)	298	261,298
4.15%, 12/14/35 (Call 06/14/35)	512	504,622
4.30%, 12/14/45 (Call 06/14/45)(a)	1,056	1,025,915

		33,292,484

Electric — 6.0%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	185	152,268
4.50%, 06/15/52 (Call 12/15/51)(a)	190	175,910
5.40%, 03/15/53 (Call 09/15/52)	60	63,212
Series M, 3.65%, 04/01/50 (Call 10/01/49)	210	168,137
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	205	141,425
3.05%, 03/15/32 (Call 12/15/31)(a)	80	71,390
3.13%, 07/15/51 (Call 01/15/51)	210	149,449
3.45%, 10/01/49 (Call 04/01/49)	200	150,810
3.75%, 09/01/27 (Call 08/01/27)	235	230,561
3.75%, 03/01/45 (Call 09/01/44)	253	205,560
6.00%, 03/01/39(a)	137	146,350
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	235	189,598
Series A, 4.30%, 07/15/48 (Call 01/15/48)	187	163,176
Series B, 3.70%, 12/01/47 (Call 06/01/47)	214	170,778
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	146	122,225
3.85%, 09/01/32 (Call 06/01/32)	165	156,910
4.50%, 03/15/49 (Call 09/15/48)	170	157,995
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	85	82,300
7.00%, 04/01/38	258	302,513
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	144	122,878
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	178	137,523
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	214	150,744
4.35%, 11/15/45 (Call 05/15/45)	130	107,792
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	253	215,209
3.50%, 08/15/46 (Call 02/15/46)	183	142,982

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.55%, 06/01/52 (Call 12/01/51)(a)	$178	$164,582
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	160	129,803
2.85%, 05/15/51 (Call 11/15/50)	500	345,445
3.25%, 04/15/28 (Call 01/15/28)(a)	229	218,622
3.70%, 07/15/30 (Call 04/15/30)	250	239,667
3.80%, 07/15/48 (Call 01/15/48)	270	220,644
4.05%, 04/15/25 (Call 03/15/25)	45	44,532
4.25%, 10/15/50 (Call 04/15/50)	310	270,946
4.45%, 01/15/49 (Call 07/15/48)	247	224,209
4.50%, 02/01/45 (Call 08/01/44)	237	216,952
4.60%, 05/01/53 (Call 11/01/52)	220	204,897
5.15%, 11/15/43 (Call 05/15/43)	240	240,398
5.95%, 05/15/37	190	207,799
6.13%, 04/01/36	591	661,630
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	110	90,379
3.60%, 03/01/52 (Call 09/01/51)	250	200,392
4.50%, 04/01/44 (Call 10/01/43)	269	249,105
4.95%, 04/01/33 (Call 01/01/33)	110	112,922
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	143	128,558
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	83	63,734
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	200	198,396
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	356	337,488
3.00%, 03/01/50 (Call 09/01/49)(a)	215	154,290
3.65%, 06/15/46 (Call 12/15/45)	227	183,455
3.70%, 08/15/28 (Call 05/15/28)(a)	198	191,747
4.00%, 03/01/48 (Call 09/01/47)	250	214,552
5.30%, 02/01/53 (Call 08/01/52)	155	161,843
5.90%, 03/15/36	55	59,667
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	201	166,243
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	231	167,618
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	265	230,285
5.25%, 01/15/53 (Call 07/15/52)	205	215,133
Series A, 3.20%, 03/15/27 (Call 12/15/26)	40	38,388
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	320	273,622
3.20%, 12/01/51 (Call 06/01/51)	195	141,736
3.60%, 06/15/61 (Call 12/15/60)	275	209,214
3.70%, 11/15/59 (Call 05/15/59)	135	102,028
3.85%, 06/15/46 (Call 12/15/45)	285	231,528
3.95%, 03/01/43 (Call 09/01/42)	247	211,039
4.45%, 03/15/44 (Call 09/15/43)	268	243,968
4.50%, 12/01/45 (Call 06/01/45)	223	201,938
4.50%, 05/15/58 (Call 11/15/57)	210	183,193
4.63%, 12/01/54 (Call 06/01/54)	218	196,505
5.20%, 03/01/33 (Call 12/01/32)(a)	170	177,582
6.15%, 11/15/52 (Call 05/15/52)	235	265,172
Series 07-A, 6.30%, 08/15/37	152	169,697
Series 08-B, 6.75%, 04/01/38	131	152,559
Series 09-C, 5.50%, 12/01/39	201	203,716
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	200	163,084
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	228	211,709
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	369	308,783
Series A, 4.13%, 05/15/49 (Call 11/15/48)	243	206,472
Series C, 3.00%, 12/01/60 (Call 06/01/60)	85	56,347
Series C, 4.30%, 12/01/56 (Call 06/01/56)	185	155,814
Series D, 4.00%, 12/01/28 (Call 09/01/28)	210	206,896

Security	Par (000)	Value

Electric (continued)
Series E, 4.65%, 12/01/48 (Call 06/01/48)	$112	$102,433
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	103	60,891
3.10%, 08/15/50 (Call 02/15/50)	175	127,131
3.50%, 08/01/51 (Call 02/01/51)	192	150,528
4.05%, 05/15/48 (Call 11/15/47)	120	104,010
4.35%, 04/15/49 (Call 10/15/48)	188	171,578
4.63%, 05/15/33 (Call 11/15/32)(a)	195	196,158
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	119	120,612
6.05%, 01/15/38	145	159,993
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	233	203,062
2.95%, 03/01/50 (Call 09/01/49)	187	132,647
3.70%, 03/15/45 (Call 09/15/44)	156	128,516
3.95%, 03/01/49 (Call 09/01/48)	255	217,727
5.20%, 04/01/33 (Call 01/01/33)(a)	255	266,154
5.40%, 04/01/53 (Call 10/01/52)	260	275,389
Series A, 1.90%, 04/01/28 (Call 02/01/28)(a)	208	185,746
Series A, 3.00%, 03/01/32 (Call 12/01/31)	180	159,502
Series A, 4.05%, 05/15/48 (Call 11/15/47)	155	133,199
Series C, 2.63%, 03/01/31 (Call 12/01/30)	230	200,721
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	300	264,237
2.55%, 04/15/31 (Call 01/15/31)	169	147,676
2.85%, 03/15/32 (Call 12/15/31)	310	271,786
2.95%, 12/01/26 (Call 09/01/26)	235	223,607
3.20%, 08/15/49 (Call 02/15/49)	155	115,146
3.55%, 03/15/52 (Call 09/15/51)	235	185,930
3.70%, 12/01/47 (Call 06/01/47)	130	105,123
3.75%, 06/01/45 (Call 12/01/44)	197	162,131
3.88%, 03/15/46 (Call 09/15/45)	180	149,386
3.95%, 11/15/28 (Call 08/15/28)(a)	155	152,897
3.95%, 03/15/48 (Call 09/15/47)	247	208,063
4.00%, 09/30/42 (Call 03/30/42)	220	189,675
4.25%, 12/15/41 (Call 06/15/41)	221	198,829
4.95%, 01/15/33 (Call 10/15/32)	90	92,445
5.30%, 02/15/40	231	240,660
5.35%, 01/15/53 (Call 07/15/52)	130	136,434
6.00%, 01/15/38	122	133,520
6.05%, 04/15/38	195	215,935
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	225	186,874
2.40%, 12/15/31 (Call 09/15/31)	265	224,235
2.50%, 12/01/29 (Call 09/01/29)	220	195,292
3.00%, 12/15/51 (Call 06/15/51)	305	214,705
3.20%, 01/15/27 (Call 10/15/26)	227	217,902
3.40%, 10/01/46 (Call 04/01/46)	220	171,008
3.80%, 07/15/28 (Call 04/15/28)(a)	195	190,513
5.95%, 11/15/52 (Call 05/15/52)(a)	35	39,907
6.35%, 09/15/37	50	56,372
6.40%, 06/15/38	260	297,164
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	250	166,303
3.75%, 05/15/46 (Call 11/15/45)	220	178,266
5.40%, 04/01/53 (Call 10/01/52)	150	155,124
6.35%, 08/15/38(a)	186	213,255
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	270	199,165
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	135	111,868

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.50%, 08/15/50 (Call 02/15/50)	$213	$134,625
3.25%, 08/15/25 (Call 05/15/25)	190	184,606
3.40%, 04/01/32 (Call 01/01/32)	200	182,478
3.45%, 03/15/29 (Call 12/15/28)	180	170,294
3.60%, 09/15/47 (Call 03/15/47)	125	98,178
3.70%, 09/01/28 (Call 06/01/28)	199	192,982
4.10%, 05/15/42 (Call 11/15/41)	190	166,864
4.10%, 03/15/43 (Call 09/15/42)	186	161,813
4.15%, 12/01/44 (Call 06/01/44)	175	152,541
4.20%, 08/15/45 (Call 02/15/45)	205	178,094
5.25%, 03/15/33 (Call 12/15/32)(a)	80	83,754
5.35%, 03/15/53 (Call 09/15/52)	150	156,573
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	267	173,513
3.50%, 04/01/26 (Call 01/01/26)	395	387,827
4.20%, 04/01/49 (Call 10/01/48)	105	90,896
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	150	124,230
2.90%, 03/15/51 (Call 09/15/50)	245	167,761
3.10%, 06/15/41 (Call 12/15/40)	80	62,582
4.00%, 03/15/33 (Call 12/15/32)	177	167,608
4.20%, 09/01/48 (Call 03/01/48)	248	215,564
4.20%, 04/01/50 (Call 10/01/49)	283	244,982
4.75%, 09/15/52 (Call 03/15/52)	200	189,814
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	210	170,659
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	160	120,750
4.13%, 03/01/42 (Call 09/01/41)	186	160,663
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	555	476,728
2.85%, 04/01/25 (Call 03/01/25)	388	376,608
2.88%, 12/04/51 (Call 06/04/51)	210	149,768
3.13%, 12/01/25 (Call 06/01/25)	241	234,221
3.15%, 10/01/49 (Call 04/01/49)	299	224,980
3.70%, 12/01/47 (Call 06/01/47)	200	168,008
3.95%, 03/01/48 (Call 09/01/47)	358	311,786
3.99%, 03/01/49 (Call 09/01/48)	190	165,519
4.05%, 06/01/42 (Call 12/01/41)	228	204,039
4.05%, 10/01/44 (Call 04/01/44)	255	225,384
4.13%, 02/01/42 (Call 08/01/41)	217	195,092
4.13%, 06/01/48 (Call 12/01/47)	187	166,752
5.05%, 04/01/28 (Call 03/01/28)	160	165,794
5.10%, 04/01/33 (Call 01/01/33)	220	229,427
5.30%, 04/01/53 (Call 10/01/52)(a)	210	223,721
5.69%, 03/01/40	150	163,176
5.95%, 02/01/38	195	215,871
5.96%, 04/01/39(a)	125	138,638
Indiana Michigan Power Co., 5.63%, 04/01/53 (Call 10/01/52)	160	170,509
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	95	92,695
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	165	120,669
4.38%, 10/01/45 (Call 04/01/45)	177	155,507
5.13%, 11/01/40 (Call 05/01/40)	229	226,073
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	190	129,559
3.15%, 04/15/50 (Call 10/15/49)	230	171,536
3.50%, 10/15/24 (Call 07/15/24)	10	9,830
3.65%, 04/15/29 (Call 01/15/29)	263	253,498
3.65%, 08/01/48 (Call 02/01/48)	258	212,128

Security	Par (000)	Value

Electric (continued)
4.25%, 07/15/49 (Call 01/15/49)	$307	$275,913
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	163	146,635
1.88%, 02/07/25(a)	285	271,579
2.40%, 03/15/30 (Call 12/15/29)	143	124,321
2.75%, 04/15/32 (Call 01/15/32)	160	137,424
3.40%, 02/07/28 (Call 11/07/27)	278	265,868
4.02%, 11/01/32 (Call 05/01/32)	123	115,373
4.30%, 03/15/49 (Call 09/15/48)	177	155,549
4.45%, 03/13/26 (Call 02/13/26)	95	95,410
4.80%, 03/15/28 (Call 02/15/28)	105	106,482
5.45%, 10/30/25	160	162,880
5.80%, 01/15/33 (Call 07/15/32)	65	70,049
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	110	105,832
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	245	165,902
2.90%, 03/01/50 (Call 09/01/49)	193	138,213
3.40%, 08/15/42 (Call 02/15/42)(a)	54	44,389
3.60%, 09/15/47 (Call 03/15/47)	28	22,937
4.50%, 06/01/52 (Call 12/01/51)(a)	190	178,684
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	390	372,758
Ohio Power Co., Series R, 2.90%, 10/01/51 (Call 04/01/51)	220	151,391
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	220	197,734
3.10%, 09/15/49 (Call 03/15/49)	169	124,470
3.70%, 11/15/28 (Call 08/15/28)	270	263,701
3.75%, 04/01/45 (Call 10/01/44)	203	171,013
4.55%, 09/15/32 (Call 06/15/32)	160	160,266
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	360	251,442
3.30%, 03/15/51 (Call 09/15/50)	185	137,930
4.13%, 01/15/49 (Call 07/15/48)	232	200,174
4.15%, 02/15/50 (Call 08/15/49)	214	183,813
5.35%, 12/01/53 (Call 06/01/53)	265	275,335
5.75%, 04/01/37	197	211,978
6.00%, 01/15/39	225	245,369
6.25%, 10/15/37	185	208,395
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	122	104,698
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	265	238,291
6.50%, 11/15/37	170	195,520
PPL Electric Utilities Corp.
5.00%, 05/15/33 (Call 02/15/33)	165	169,973
5.25%, 05/15/53 (Call 11/15/52)	290	302,247
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	220	181,764
3.60%, 09/15/42 (Call 03/15/42)	194	161,295
5.25%, 04/01/53 (Call 10/01/52)	355	365,196
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	190	141,712
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	255	229,936
3.80%, 03/01/46 (Call 09/01/45)	238	197,666
4.65%, 03/15/33 (Call 12/15/32)(a)	115	116,326
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	205	179,486
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	317	300,950
3.70%, 03/15/52 (Call 09/15/51)	160	129,731
4.50%, 08/15/40	160	150,091
5.35%, 04/01/53 (Call 10/01/52)	205	212,398

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	$321	$264,713
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	265	186,698
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	145	128,048
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	175	150,112
2.75%, 02/01/32 (Call 11/01/31)	170	146,855
2.85%, 08/01/29 (Call 05/01/29)	127	115,212
3.45%, 02/01/52 (Call 08/01/51)	240	178,546
3.65%, 02/01/50 (Call 08/01/49)	267	207,769
4.00%, 04/01/47 (Call 10/01/46)(a)	639	528,357
4.50%, 09/01/40 (Call 03/01/40)	170	153,095
4.65%, 10/01/43 (Call 04/01/43)	289	266,166
5.30%, 03/01/28 (Call 02/01/28)	40	41,097
5.50%, 03/15/40	169	170,861
5.85%, 11/01/27 (Call 10/01/27)	240	252,473
5.95%, 11/01/32 (Call 08/01/32)	175	190,314
6.00%, 01/15/34(a)	95	103,280
6.05%, 03/15/39	156	165,762
Series 08-A, 5.95%, 02/01/38	220	237,422
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	255	172,357
Series A, 4.20%, 03/01/29 (Call 12/01/28)	84	82,710
Series B, 4.88%, 03/01/49 (Call 09/01/48)	200	187,870
Series C, 4.13%, 03/01/48 (Call 09/01/47)	450	382,342
Series D, 4.70%, 06/01/27 (Call 05/01/27)	150	150,818
Series E, 3.70%, 08/01/25 (Call 06/01/25)	212	207,612
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	210	152,032
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	185	152,414
2.63%, 03/15/51 (Call 09/15/50)	215	143,298
3.90%, 04/01/52 (Call 10/01/51)	180	152,195
5.45%, 03/15/53 (Call 09/15/52)(a)	85	89,522
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	183	152,754
2.40%, 03/30/32 (Call 12/30/31)	225	188,705
2.45%, 12/15/50 (Call 06/15/50)	308	189,740
2.95%, 11/15/51 (Call 05/15/51)	145	99,593
3.30%, 12/01/49 (Call 06/01/49)	192	143,378
4.00%, 01/15/43 (Call 07/15/42)	195	165,883
4.45%, 02/15/44 (Call 08/15/43)	191	169,952
4.60%, 12/01/48 (Call 06/01/48)	139	125,735
5.00%, 04/01/33 (Call 01/01/33)	240	243,144
5.45%, 04/01/53 (Call 10/01/52)	330	338,019
8.88%, 11/15/38	226	314,138
Series A, 2.88%, 07/15/29 (Call 04/15/29)	225	205,706
Series A, 3.15%, 01/15/26 (Call 10/15/25)	290	282,037
Series A, 3.50%, 03/15/27 (Call 12/15/26)	303	293,213
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	250	243,637
Series A, 6.00%, 05/15/37	92	99,705
Series B, 3.75%, 05/15/27 (Call 04/15/27)	270	264,478
Series B, 3.80%, 09/15/47 (Call 03/15/47)	225	180,340
Series B, 6.00%, 01/15/36	185	201,193
Series C, 4.00%, 11/15/46 (Call 05/15/46)	190	157,160
Series C, 4.63%, 05/15/52 (Call 11/15/51)	193	176,325
Series D, 4.65%, 08/15/43 (Call 02/15/43)	165	150,525
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	80	80,685
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	245	232,721

		52,704,420

Security	Par (000)	Value

Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	$307	$274,676
1.80%, 10/15/27 (Call 08/15/27)	142	128,077
1.95%, 10/15/30 (Call 07/15/30)	165	139,412
2.00%, 12/21/28 (Call 10/21/28)	410	363,781
2.20%, 12/21/31 (Call 09/21/31)	370	311,965
2.75%, 10/15/50 (Call 04/15/50)	342	228,829
2.80%, 12/21/51 (Call 06/21/51)	213	143,786
3.15%, 06/01/25 (Call 03/01/25)	120	116,997

		1,707,523

Electronics — 0.4%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	425	383,036
1.35%, 06/01/25 (Call 05/01/25)	313	294,618
1.75%, 09/01/31 (Call 06/01/31)	500	413,365
1.95%, 06/01/30 (Call 03/01/30)	386	330,420
2.30%, 08/15/24 (Call 07/15/24)	416	403,815
2.50%, 11/01/26 (Call 08/01/26)	609	579,774
2.70%, 08/15/29 (Call 05/15/29)(a)	315	290,310
2.80%, 06/01/50 (Call 12/01/49)	149	112,221
4.95%, 02/15/28 (Call 01/15/28)(a)	208	215,777
5.00%, 02/15/33 (Call 11/15/32)(a)	373	393,220
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	245	211,643
4.50%, 02/13/26	50	50,133

		3,678,332

Food — 0.2%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)(a)	415	394,814
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	325	289,569
1.80%, 06/11/30 (Call 03/11/30)	386	325,838
3.05%, 06/03/51 (Call 12/03/50)	220	161,086
Walmart Inc., 3.90%, 09/09/25	245	243,545

		1,414,852

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	226	265,362

Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	332	267,499
2.63%, 09/15/29 (Call 06/15/29)(a)	120	108,904
2.85%, 02/15/52 (Call 08/15/51)	180	123,345
3.00%, 06/15/27 (Call 03/15/27)	332	315,048
3.38%, 09/15/49 (Call 03/15/49)	188	143,893
4.13%, 10/15/44 (Call 04/15/44)	129	112,811
4.15%, 01/15/43 (Call 07/15/42)	190	169,279
4.30%, 10/01/48 (Call 04/01/48)	200	178,956
5.75%, 10/15/52 (Call 04/15/52)(a)	110	120,447
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	315	258,662
4.40%, 07/01/32 (Call 04/01/32)(a)	245	240,419
5.25%, 03/01/28 (Call 02/01/28)	35	36,307
5.40%, 03/01/33 (Call 12/01/32)(a)	35	36,421
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	10	9,229
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	275	260,433
6.35%, 11/15/52 (Call 05/15/52)	160	186,219
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	379	360,213
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	132	116,036

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	$339	$298,201

		3,342,322

Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	148	112,149

Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	279	247,760
1.40%, 06/30/30 (Call 03/30/30)(a)	293	244,640
2.95%, 03/15/25 (Call 12/15/24)	423	413,186
3.75%, 11/30/26 (Call 08/30/26)	732	729,504
4.75%, 11/30/36 (Call 05/30/36)	542	561,799
4.75%, 04/15/43 (Call 10/15/42)	238	240,121
4.90%, 11/30/46 (Call 05/30/46)	916	942,784
5.30%, 05/27/40	312	334,941
6.00%, 04/01/39	185	212,918
6.15%, 11/30/37	160	184,896
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	230	156,205
2.80%, 12/10/51 (Call 06/10/51)	205	142,731
3.35%, 09/15/25 (Call 06/15/25)	10	9,771
4.38%, 09/15/45 (Call 03/15/45)	100	93,123
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	370	355,729
2.60%, 11/15/29 (Call 08/15/29)	115	103,777
3.25%, 11/15/39 (Call 05/15/39)	485	405,518
3.40%, 11/15/49 (Call 05/15/49)	335	264,248
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	115	115,395
4.50%, 03/30/33 (Call 12/30/32)(a)	295	297,528
Medtronic Inc.
4.38%, 03/15/35	687	685,111
4.63%, 03/15/45	612	617,783
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 05/09/23)(a)	827	787,635
1.75%, 10/15/28 (Call 08/15/28)(a)	490	435,331
2.00%, 10/15/31 (Call 07/15/31)(a)	415	347,525
2.60%, 10/01/29 (Call 07/01/29)	160	145,408
2.80%, 10/15/41 (Call 04/15/41)	495	379,180
4.10%, 08/15/47 (Call 02/15/47)	295	268,232
4.80%, 11/21/27 (Call 10/21/27)	140	143,864
4.95%, 11/21/32 (Call 08/21/32)(a)	190	197,914

		10,064,557

Health Care - Services — 2.7%
Ascension Health
3.95%, 11/15/46	272	237,535
Series B, 2.53%, 11/15/29 (Call 08/15/29)	252	223,534
Series B, 3.11%, 11/15/39 (Call 05/15/39)	220	176,209
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	40	30,748
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	189	161,255
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	270	187,615
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	175	117,100
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	175	150,057
3.35%, 10/01/29 (Call 04/01/29)	200	180,670
3.82%, 10/01/49 (Call 04/01/49)	317	251,235

Security	Par (000)	Value

Health Care - Services (continued)
3.91%, 10/01/50 (Call 04/01/50)	$200	$158,128
4.19%, 10/01/49 (Call 04/01/49)	200	166,810
6.07%, 11/01/27 (Call 08/01/27)	175	182,017
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	215	160,259
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	160	138,056
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	180	130,082
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	160	109,302
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	190	157,656
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	151	127,521
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	57	54,252
4.15%, 05/01/47 (Call 11/01/46)	447	404,227
4.88%, 04/01/42	225	222,955
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	390	298,982
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	405	303,187
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	405	289,976
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	194	139,131
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	155	107,457
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	136,118
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	250	165,943
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	185	144,931
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	266	231,963
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	100	74,877
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	160	128,310
4.26%, 11/01/47 (Call 11/01/46)(a)	288	241,865
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	226	165,082
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	136	116,349
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	135	83,107
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	50	48,208
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	200	167,722
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	195	164,812
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	84	61,107
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	176	172,235
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	230	225,563
1.15%, 05/15/26 (Call 04/15/26)	240	220,037
1.25%, 01/15/26	226	208,844
2.00%, 05/15/30	415	356,543
2.30%, 05/15/31 (Call 02/15/31)	482	417,388
2.38%, 08/15/24	165	160,100
2.75%, 05/15/40 (Call 11/15/39)	332	253,575
2.88%, 08/15/29	380	350,767
2.90%, 05/15/50 (Call 11/15/49)	480	343,992
2.95%, 10/15/27	281	267,270
3.05%, 05/15/41 (Call 11/15/40)	500	397,095
3.10%, 03/15/26(a)	501	486,381

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.13%, 05/15/60 (Call 11/15/59)(a)	$355	$252,636
3.25%, 05/15/51 (Call 11/15/50)	577	436,927
3.38%, 04/15/27	145	140,757
3.45%, 01/15/27	61	59,438
3.50%, 08/15/39 (Call 02/15/39)	385	330,480
3.70%, 08/15/49 (Call 02/15/49)	512	421,509
3.75%, 07/15/25	320	315,712
3.75%, 10/15/47 (Call 04/15/47)	359	300,034
3.85%, 06/15/28(a)	517	508,366
3.88%, 12/15/28	289	283,463
3.88%, 08/15/59 (Call 02/15/59)	340	275,750
3.95%, 10/15/42 (Call 04/15/42)	223	196,249
4.00%, 05/15/29 (Call 03/15/29)(a)	335	329,292
4.20%, 05/15/32 (Call 02/15/32)	485	475,572
4.20%, 01/15/47 (Call 07/15/46)	322	286,419
4.25%, 01/15/29 (Call 12/15/28)	465	464,368
4.25%, 03/15/43 (Call 09/15/42)(a)	255	238,417
4.25%, 04/15/47 (Call 10/15/46)	313	282,896
4.25%, 06/15/48 (Call 12/15/47)	445	403,339
4.38%, 03/15/42 (Call 09/15/41)	290	270,439
4.45%, 12/15/48 (Call 06/15/48)	373	346,573
4.50%, 04/15/33 (Call 01/15/33)	430	430,826
4.63%, 07/15/35	407	410,891
4.63%, 11/15/41 (Call 05/15/41)	219	211,751
4.75%, 07/15/45	640	624,000
4.75%, 05/15/52 (Call 11/15/51)(a)	610	592,170
4.95%, 05/15/62 (Call 11/15/61)	340	333,139
5.00%, 10/15/24	125	125,695
5.05%, 04/15/53 (Call 10/15/52)(a)	530	537,849
5.15%, 10/15/25	70	71,365
5.20%, 04/15/63 (Call 10/15/62)	365	371,796
5.25%, 02/15/28 (Call 01/15/28)	185	193,218
5.30%, 02/15/30 (Call 12/15/29)	175	184,646
5.35%, 02/15/33 (Call 11/15/32)	610	650,394
5.80%, 03/15/36	170	187,221
5.88%, 02/15/53 (Call 08/15/52)(a)	595	671,624
6.05%, 02/15/63 (Call 08/15/62)	365	420,308
6.50%, 06/15/37	172	199,627
6.63%, 11/15/37	259	304,548
6.88%, 02/15/38	345	419,130
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	25	24,858

		24,239,832

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	235	208,020
2.00%, 11/02/31 (Call 08/02/31)	120	101,869
2.88%, 02/07/50 (Call 08/07/49)(a)	146	107,758
3.10%, 03/26/30 (Call 12/26/29)	200	186,610
3.20%, 04/25/29 (Call 01/25/29)	265	252,722
3.20%, 07/30/46 (Call 01/30/46)	209	161,645
3.95%, 11/01/28 (Call 08/01/28)	235	234,563
6.63%, 08/01/37	166	203,933

		1,457,120

Insurance — 2.7%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	438	413,349
4.75%, 01/15/49 (Call 07/15/48)(a)	178	164,659

Security	Par (000)	Value

Insurance (continued)
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	$100	$72,604
3.63%, 05/15/30 (Call 02/15/30)	145	138,323
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	291	262,272
1.45%, 12/15/30 (Call 09/15/30)(a)	90	71,290
3.28%, 12/15/26 (Call 09/15/26)	170	162,311
3.85%, 08/10/49 (Call 02/10/49)	211	167,842
4.20%, 12/15/46 (Call 06/15/46)	221	186,539
4.50%, 06/15/43	140	126,202
5.25%, 03/30/33 (Call 12/30/32)	185	188,456
5.55%, 05/09/35	150	157,394
AXA SA, 8.60%, 12/15/30	40	48,534
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	132	109,677
1.85%, 03/12/30 (Call 12/12/29)(a)	285	247,594
2.30%, 03/15/27 (Call 02/15/27)	330	314,678
2.50%, 01/15/51 (Call 07/15/50)	85	56,846
2.85%, 10/15/50 (Call 04/15/50)	580	414,538
2.88%, 03/15/32 (Call 12/15/31)(a)	410	371,399
3.85%, 03/15/52 (Call 09/15/51)	880	748,202
4.20%, 08/15/48 (Call 02/15/48)(a)	736	681,830
4.25%, 01/15/49 (Call 07/15/48)	627	591,330
4.30%, 05/15/43	183	171,881
4.40%, 05/15/42	235	227,473
5.75%, 01/15/40	277	311,542
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	758	739,452
4.50%, 02/11/43	337	326,657
Chubb Corp. (The)
6.00%, 05/11/37	223	247,760
Series 1, 6.50%, 05/15/38	260	302,195
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	405	328,868
2.85%, 12/15/51 (Call 06/15/51)	175	123,487
3.05%, 12/15/61 (Call 06/15/61)	350	241,255
3.15%, 03/15/25(a)	467	454,788
3.35%, 05/03/26 (Call 02/03/26)	465	455,133
4.35%, 11/03/45 (Call 05/03/45)	480	443,266
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	208	188,639
3.75%, 04/01/26 (Call 01/01/26)	215	211,571
4.13%, 05/15/43 (Call 11/15/42)	116	98,963
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	79	73,583
3.70%, 03/16/32 (Call 12/16/31)(a)	280	259,879
4.15%, 03/04/26	389	382,803
5.38%, 03/04/46	192	193,791
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	285	243,376
3.50%, 03/10/25 (Call 12/10/24)	425	416,020
3.75%, 03/14/26 (Call 12/14/25)	279	273,568
4.20%, 03/01/48 (Call 09/01/47)	225	194,024
4.35%, 01/30/47 (Call 07/30/46)	153	134,539
4.38%, 03/15/29 (Call 12/15/28)	554	550,626
4.75%, 03/15/39 (Call 09/15/38)	169	161,094
4.90%, 03/15/49 (Call 09/15/48)	423	407,662
5.45%, 03/15/53 (Call 09/15/52)(a)	55	57,130
5.75%, 11/01/32 (Call 08/01/32)	65	69,794
6.25%, 11/01/52 (Call 05/01/52)	180	206,689

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife Inc.
3.00%, 03/01/25	$400	$387,260
3.60%, 11/13/25 (Call 08/13/25)	287	280,333
4.05%, 03/01/45	324	273,573
4.13%, 08/13/42	200	172,834
4.55%, 03/23/30 (Call 12/23/29)(a)	230	230,492
4.60%, 05/13/46 (Call 11/13/45)	325	292,971
4.88%, 11/13/43	330	310,411
5.00%, 07/15/52 (Call 01/15/52)	200	189,854
5.25%, 01/15/54 (Call 07/15/53)	325	321,207
5.70%, 06/15/35	396	421,593
5.88%, 02/06/41	130	136,871
6.38%, 06/15/34	244	275,239
6.50%, 12/15/32(a)	186	209,730
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	100	94,586
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)(a)	121	100,920
3.70%, 05/15/29 (Call 02/15/29)	240	228,101
6.05%, 10/15/36	105	111,085
Progressive Corp. (The)
2.45%, 01/15/27	176	164,160
2.50%, 03/15/27 (Call 02/15/27)(a)	155	144,931
3.00%, 03/15/32 (Call 12/15/31)	150	135,077
3.20%, 03/26/30 (Call 12/26/29)(a)	124	114,368
3.70%, 03/15/52 (Call 09/15/51)	175	140,355
3.95%, 03/26/50 (Call 09/26/49)	53	44,519
4.00%, 03/01/29 (Call 12/01/28)(a)	225	220,502
4.13%, 04/15/47 (Call 10/15/46)	283	246,830
4.20%, 03/15/48 (Call 09/15/47)	230	201,554
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	275	253,330
2.10%, 03/10/30 (Call 12/10/29)(a)	160	138,190
3.00%, 03/10/40 (Call 09/10/39)	166	126,681
3.70%, 03/13/51 (Call 09/13/50)	407	313,655
3.91%, 12/07/47 (Call 06/07/47)	263	212,170
3.94%, 12/07/49 (Call 06/07/49)	378	305,522
4.35%, 02/25/50 (Call 08/25/49)	393	337,917
4.60%, 05/15/44	238	215,214
5.70%, 12/14/36	160	171,939
Prudential Funding Asia PLC, 3.13%, 04/14/30	285	256,560
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	155	102,478
3.05%, 06/08/51 (Call 12/08/50)	255	182,996
3.75%, 05/15/46 (Call 11/15/45)	133	108,841
4.00%, 05/30/47 (Call 11/30/46)	157	135,053
4.05%, 03/07/48 (Call 09/07/47)	174	150,378
4.10%, 03/04/49 (Call 09/04/48)	145	125,937
4.60%, 08/01/43	125	117,895
5.35%, 11/01/40	225	236,779
6.25%, 06/15/37	319	361,957
Travelers Property Casualty Corp., 6.38%, 03/15/33	213	245,855

		23,742,080

Internet — 3.3%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	335	278,087
2.70%, 02/09/41 (Call 08/09/40)	320	215,994
3.15%, 02/09/51 (Call 08/09/50)	430	281,951
3.25%, 02/09/61 (Call 08/09/60)	355	223,277
3.40%, 12/06/27 (Call 09/06/27)(a)	780	736,359
3.60%, 11/28/24 (Call 08/28/24)	510	498,673

Security	Par (000)	Value

Internet (continued)
4.00%, 12/06/37 (Call 06/06/37)(a)	$275	$237,798
4.20%, 12/06/47 (Call 06/06/47)	405	323,915
4.40%, 12/06/57 (Call 06/06/57)	335	267,632
4.50%, 11/28/34 (Call 05/28/34)	200	189,274
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	450	414,941
0.80%, 08/15/27 (Call 06/15/27)(a)	420	370,587
1.10%, 08/15/30 (Call 05/15/30)	592	489,199
1.90%, 08/15/40 (Call 02/15/40)(a)	444	311,870
2.00%, 08/15/26 (Call 05/15/26)	667	629,601
2.05%, 08/15/50 (Call 02/15/50)(a)	792	503,799
2.25%, 08/15/60 (Call 02/15/60)	625	385,919
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	552	514,249
1.00%, 05/12/26 (Call 04/12/26)	835	762,255
1.20%, 06/03/27 (Call 04/03/27)	367	328,428
1.50%, 06/03/30 (Call 03/03/30)	741	619,091
1.65%, 05/12/28 (Call 03/12/28)	882	784,962
2.10%, 05/12/31 (Call 02/12/31)	1,032	885,693
2.50%, 06/03/50 (Call 12/03/49)	886	597,713
2.70%, 06/03/60 (Call 12/03/59)	436	283,901
2.80%, 08/22/24 (Call 06/22/24)(a)	796	779,244
2.88%, 05/12/41 (Call 11/12/40)	717	562,680
3.00%, 04/13/25	610	596,427
3.10%, 05/12/51 (Call 11/12/50)	970	730,546
3.15%, 08/22/27 (Call 05/22/27)(a)	1,237	1,191,825
3.25%, 05/12/61 (Call 11/12/60)	530	391,527
3.30%, 04/13/27 (Call 03/13/27)	755	733,437
3.45%, 04/13/29 (Call 02/13/29)	605	584,249
3.60%, 04/13/32 (Call 01/13/32)	840	798,244
3.80%, 12/05/24 (Call 09/05/24)	236	233,982
3.88%, 08/22/37 (Call 02/22/37)(a)	894	835,711
3.95%, 04/13/52 (Call 10/13/51)	820	723,002
4.05%, 08/22/47 (Call 02/22/47)	1,102	999,613
4.10%, 04/13/62 (Call 10/13/61)	455	396,278
4.25%, 08/22/57 (Call 02/22/57)	732	664,802
4.55%, 12/01/27 (Call 11/01/27)	120	122,166
4.60%, 12/01/25	85	85,837
4.65%, 12/01/29 (Call 10/01/29)	195	199,579
4.70%, 11/29/24	315	316,572
4.70%, 12/01/32 (Call 09/01/32)	285	293,131
4.80%, 12/05/34 (Call 06/05/34)	434	450,609
4.95%, 12/05/44 (Call 06/05/44)	499	516,914
5.20%, 12/03/25 (Call 09/03/25)	436	445,915
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)(a)	220	199,936
3.08%, 04/07/25 (Call 03/07/25)	200	192,610
3.63%, 07/06/27	215	205,596
4.13%, 06/30/25	90	88,154
4.38%, 03/29/28 (Call 12/29/27)(a)	35	34,267
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	345	332,690
3.60%, 06/01/26 (Call 03/01/26)	437	427,137
3.65%, 03/15/25 (Call 12/15/24)	317	311,221
4.63%, 04/13/30 (Call 01/13/30)	338	339,697
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	745	723,373
3.85%, 08/15/32 (Call 05/15/32)	1,075	1,015,445
4.45%, 08/15/52 (Call 02/15/52)	785	691,200
4.65%, 08/15/62 (Call 02/15/62)	460	405,789

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	$95	$75,562

		28,830,135

Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	100	88,389
3.13%, 04/01/32 (Call 01/01/32)(a)	265	235,381
3.85%, 04/01/52 (Call 10/01/51)	180	146,977
3.95%, 05/23/25	90	88,863
3.95%, 05/01/28 (Call 02/01/28)	170	165,536
4.30%, 05/23/27 (Call 04/23/27)	70	69,627
6.40%, 12/01/37	15	17,342

		812,115

Machinery — 1.5%
ABB Finance USA Inc., 4.38%, 05/08/42	185	171,086
Caterpillar Financial Services Corp.
0.60%, 09/13/24	240	227,712
0.80%, 11/13/25	135	123,360
0.90%, 03/02/26	525	478,958
1.10%, 09/14/27	249	219,678
1.15%, 09/14/26	255	230,627
1.45%, 05/15/25	172	161,995
1.70%, 01/08/27	30	27,588
2.15%, 11/08/24	399	384,915
3.25%, 12/01/24	55	53,876
3.40%, 05/13/25	200	196,146
3.60%, 08/12/27	150	146,954
3.65%, 08/12/25	408	401,476
4.80%, 01/06/26	95	96,495
4.90%, 01/17/25(a)	270	271,677
5.40%, 03/10/25	25	25,413
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	120	101,540
2.60%, 09/19/29 (Call 06/19/29)(a)	306	280,259
2.60%, 04/09/30 (Call 01/09/30)(a)	321	289,362
3.25%, 09/19/49 (Call 03/19/49)	325	261,576
3.25%, 04/09/50 (Call 10/09/49)(a)	264	212,560
3.80%, 08/15/42(a)	592	531,190
4.30%, 05/15/44 (Call 11/15/43)	154	148,119
4.75%, 05/15/64 (Call 11/15/63)	162	159,829
5.20%, 05/27/41	284	302,818
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	362	350,974
2.88%, 09/07/49 (Call 03/07/49)	180	137,945
3.10%, 04/15/30 (Call 01/15/30)	258	240,195
3.75%, 04/15/50 (Call 10/15/49)(a)	259	232,004
3.90%, 06/09/42 (Call 12/09/41)(a)	276	254,872
5.38%, 10/16/29(a)	101	107,671
John Deere Capital Corp.
0.63%, 09/10/24	240	227,549
0.70%, 01/15/26(a)	365	332,475
1.05%, 06/17/26	330	300,904
1.25%, 01/10/25	320	303,341
1.45%, 01/15/31(a)	140	114,348
1.50%, 03/06/28(a)	235	208,758
1.70%, 01/11/27	145	132,727
1.75%, 03/09/27(a)	280	255,982
2.00%, 06/17/31	195	164,237
2.05%, 01/09/25	350	336,672

Security	Par (000)	Value

Machinery (continued)
2.35%, 03/08/27	$55	$51,359
2.45%, 01/09/30	215	192,171
2.65%, 06/24/24	160	156,390
2.65%, 06/10/26	275	262,240
2.80%, 09/08/27(a)	243	229,800
2.80%, 07/18/29	225	207,488
3.35%, 04/18/29(a)	58	55,347
3.40%, 06/06/25	385	377,558
3.45%, 03/13/25	102	100,210
3.45%, 03/07/29(a)	251	242,802
3.90%, 06/07/32(a)	130	126,022
4.05%, 09/08/25	185	183,816
4.15%, 09/15/27	265	264,952
4.35%, 09/15/32	250	251,268
4.55%, 10/11/24(a)	230	230,396
4.75%, 01/20/28	270	276,269
4.80%, 01/09/26	235	238,612
5.05%, 03/03/26	5	5,109
Series MTN, 4.90%, 03/03/28	5	5,157
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	185	167,127

		12,829,956

Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	231	220,427
2.25%, 09/19/26 (Call 06/19/26)(a)	222	207,495
2.38%, 08/26/29 (Call 05/26/29)(a)	183	163,708
2.65%, 04/15/25 (Call 03/15/25)(a)	182	175,295
2.88%, 10/15/27 (Call 07/15/27)(a)	320	300,726
3.00%, 08/07/25(a)	151	146,441
3.05%, 04/15/30 (Call 01/15/30)(a)	145	133,649
3.13%, 09/19/46 (Call 03/19/46)(a)	12	8,661
3.25%, 08/26/49 (Call 02/26/49)(a)	325	246,750
3.38%, 03/01/29 (Call 12/01/28)(a)	358	342,975
3.63%, 09/14/28 (Call 06/14/28)(a)	184	177,819
3.63%, 10/15/47 (Call 04/15/47)	260	204,342
3.70%, 04/15/50 (Call 10/15/49)(a)	180	146,151
4.00%, 09/14/48 (Call 03/14/48)(a)	373	324,805
5.70%, 03/15/37(a)	285	314,663
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	500	478,055
3.90%, 09/01/42 (Call 03/01/42)	250	225,720
4.88%, 09/15/41 (Call 03/15/41)	205	208,364

		4,026,046

Media — 3.6%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	585	473,025
1.95%, 01/15/31 (Call 10/15/30)	440	368,452
2.35%, 01/15/27 (Call 10/15/26)	499	465,956
2.45%, 08/15/52 (Call 02/15/52)	460	286,971
2.65%, 02/01/30 (Call 11/01/29)	605	541,626
2.65%, 08/15/62 (Call 02/15/62)(a)	425	259,242
2.80%, 01/15/51 (Call 07/15/50)	576	389,641
2.89%, 11/01/51 (Call 05/01/51)	1,540	1,054,792
2.94%, 11/01/56 (Call 05/01/56)	1,823	1,209,615
2.99%, 11/01/63 (Call 05/01/63)	1,152	747,498
3.15%, 03/01/26 (Call 12/01/25)(a)	754	732,662
3.15%, 02/15/28 (Call 11/15/27)	580	552,879
3.20%, 07/15/36 (Call 01/15/36)(a)	188	159,640
3.25%, 11/01/39 (Call 05/01/39)	495	401,806

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.30%, 02/01/27 (Call 11/01/26)	$442	$426,808
3.30%, 04/01/27 (Call 02/01/27)	229	220,765
3.38%, 02/15/25 (Call 11/15/24)	405	397,613
3.38%, 08/15/25 (Call 05/15/25)	550	537,399
3.40%, 04/01/30 (Call 01/01/30)	509	477,427
3.40%, 07/15/46 (Call 01/15/46)	452	350,928
3.45%, 02/01/50 (Call 08/01/49)	508	391,815
3.55%, 05/01/28 (Call 02/01/28)	475	458,199
3.75%, 04/01/40 (Call 10/01/39)	554	478,285
3.90%, 03/01/38 (Call 09/01/37)	386	347,817
3.95%, 10/15/25 (Call 08/15/25)	923	912,090
3.97%, 11/01/47 (Call 05/01/47)	647	548,074
4.00%, 08/15/47 (Call 02/15/47)	231	195,345
4.00%, 03/01/48 (Call 09/01/47)	349	294,989
4.00%, 11/01/49 (Call 05/01/49)	465	391,679
4.05%, 11/01/52 (Call 05/01/52)	258	217,742
4.15%, 10/15/28 (Call 07/15/28)	1,023	1,014,908
4.20%, 08/15/34 (Call 02/15/34)	508	488,432
4.25%, 10/15/30 (Call 07/15/30)	554	548,671
4.25%, 01/15/33	625	611,825
4.40%, 08/15/35 (Call 02/25/35)	218	213,764
4.60%, 10/15/38 (Call 04/15/38)	356	343,875
4.60%, 08/15/45 (Call 02/15/45)	262	242,518
4.65%, 02/15/33 (Call 11/15/32)(a)	280	283,648
4.65%, 07/15/42	224	212,625
4.70%, 10/15/48 (Call 04/15/48)	573	543,026
4.95%, 10/15/58 (Call 04/15/58)(a)	383	375,949
5.25%, 11/07/25	175	178,561
5.35%, 11/15/27 (Call 10/15/27)	285	296,457
5.50%, 11/15/32 (Call 08/15/32)	330	353,117
5.65%, 06/15/35	286	308,994
6.45%, 03/15/37	120	137,632
6.50%, 11/15/35	245	282,559
7.05%, 03/15/33	220	260,929
NBCUniversal Media LLC, 4.45%, 01/15/43	301	275,990
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	364	339,033
2.95%, 06/15/27(a)	386	368,167
3.00%, 02/13/26	310	300,164
3.00%, 07/30/46	199	146,229
3.15%, 09/17/25	213	206,859
3.70%, 12/01/42	195	165,062
4.13%, 06/01/44(a)	347	313,636
Series B, 7.00%, 03/01/32	145	169,544
Series E, 4.13%, 12/01/41	211	190,385
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	126	121,228
1.75%, 01/13/26	506	475,407
2.00%, 09/01/29 (Call 06/01/29)	578	504,259
2.20%, 01/13/28(a)	355	326,220
2.65%, 01/13/31(a)	870	771,203
2.75%, 09/01/49 (Call 03/01/49)	557	386,324
3.35%, 03/24/25(a)	466	458,111
3.50%, 05/13/40 (Call 11/13/39)	533	453,269
3.60%, 01/13/51 (Call 07/13/50)	886	715,277
3.70%, 09/15/24 (Call 06/15/24)	241	237,874
3.70%, 10/15/25 (Call 07/15/25)	194	190,849
3.70%, 03/23/27(a)	155	152,382
3.80%, 03/22/30	479	463,375
3.80%, 05/13/60 (Call 11/13/59)	467	378,410

Security	Par (000)	Value

Media (continued)
4.63%, 03/23/40 (Call 09/23/39)	$242	$237,204
4.70%, 03/23/50 (Call 09/23/49)	566	551,890
4.75%, 09/15/44 (Call 03/15/44)	225	220,781
5.40%, 10/01/43	166	174,257
6.15%, 02/15/41	240	270,031
6.20%, 12/15/34	357	407,412
6.40%, 12/15/35	155	179,220
6.65%, 11/15/37	288	342,331

		31,480,653

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	279	272,641
3.90%, 01/15/43 (Call 07/15/42)	155	136,053

		408,694

Mining — 0.5%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	360	328,234
4.75%, 02/28/28 (Call 01/28/28)	245	248,937
4.88%, 02/27/26(a)	210	212,375
4.90%, 02/28/33 (Call 11/28/32)	230	235,778
5.00%, 09/30/43	636	646,163
Rio Tinto Alcan Inc., 6.13%, 12/15/33	320	353,402
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	390	272,017
5.20%, 11/02/40	402	415,230
7.13%, 07/15/28	306	345,722
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	271	245,263
4.75%, 03/22/42 (Call 09/22/41)	190	186,080
5.00%, 03/09/33 (Call 12/09/32)	200	206,536
5.13%, 03/09/53 (Call 09/09/52)	315	323,716

		4,019,453

Oil & Gas — 4.0%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	380	319,211
2.72%, 01/12/32 (Call 10/12/31)	645	564,285
2.77%, 11/10/50 (Call 05/10/50)	545	373,472
2.94%, 06/04/51 (Call 12/04/50)(a)	702	492,867
3.00%, 02/24/50 (Call 08/24/49)	622	445,066
3.00%, 03/17/52 (Call 09/17/51)	395	279,858
3.02%, 01/16/27 (Call 10/16/26)	334	319,825
3.06%, 06/17/41 (Call 12/17/40)	525	408,833
3.12%, 05/04/26 (Call 02/04/26)	180	174,956
3.38%, 02/08/61 (Call 08/08/60)	603	446,491
3.41%, 02/11/26 (Call 12/11/25)	408	399,836
3.54%, 04/06/27 (Call 02/06/27)	70	68,350
3.59%, 04/14/27 (Call 01/14/27)	196	191,541
3.63%, 04/06/30 (Call 01/06/30)	312	298,721
3.80%, 09/21/25 (Call 07/21/25)	490	484,007
3.94%, 09/21/28 (Call 06/21/28)	295	291,572
4.23%, 11/06/28 (Call 08/06/28)	313	313,823
4.81%, 02/13/33 (Call 11/13/32)	605	615,436
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	349	337,930
3.72%, 11/28/28 (Call 08/28/28)	404	396,017
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	830	784,765
2.00%, 05/11/27 (Call 03/11/27)	238	220,831
2.24%, 05/11/30 (Call 02/11/30)	494	440,371

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 05/16/26 (Call 02/16/26)	$851	$825,853
3.08%, 05/11/50 (Call 11/11/49)	247	191,235
3.33%, 11/17/25 (Call 08/17/25)	331	324,473
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	326	300,191
1.02%, 08/12/27 (Call 06/12/27)(a)	288	255,453
2.34%, 08/12/50 (Call 02/12/50)(a)	222	144,955
3.85%, 01/15/28 (Call 10/15/27)	290	289,707
3.90%, 11/15/24 (Call 08/15/24)	265	263,357
ConocoPhillips Co.
2.40%, 03/07/25 (Call 05/09/23)	235	225,743
3.76%, 03/15/42 (Call 09/15/41)	224	192,400
3.80%, 03/15/52 (Call 09/15/51)(a)	358	300,741
4.03%, 03/15/62 (Call 09/15/61)	620	523,590
4.30%, 11/15/44 (Call 05/15/44)	295	268,471
5.90%, 10/15/32(a)	121	134,208
6.50%, 02/01/39	535	628,085
6.95%, 04/15/29	155	174,990
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	125	121,523
3.90%, 04/01/35 (Call 10/01/34)	229	212,510
4.15%, 01/15/26 (Call 10/15/25)	336	333,638
4.38%, 04/15/30 (Call 01/15/30)	337	338,149
4.95%, 04/15/50 (Call 10/15/49)	210	211,523
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	414	401,017
2.28%, 08/16/26 (Call 06/16/26)	398	377,228
2.44%, 08/16/29 (Call 05/16/29)	589	539,206
2.61%, 10/15/30 (Call 07/15/30)	757	683,177
2.71%, 03/06/25 (Call 12/06/24)	588	570,948
2.99%, 03/19/25 (Call 02/19/25)	884	861,016
3.00%, 08/16/39 (Call 02/16/39)	292	235,968
3.04%, 03/01/26 (Call 12/01/25)	892	868,059
3.10%, 08/16/49 (Call 02/16/49)	450	338,837
3.29%, 03/19/27 (Call 01/19/27)	389	380,920
3.45%, 04/15/51 (Call 10/15/50)(a)	718	574,737
3.48%, 03/19/30 (Call 12/19/29)(a)	606	581,372
3.57%, 03/06/45 (Call 09/06/44)	300	250,914
4.11%, 03/01/46 (Call 09/01/45)	689	618,502
4.23%, 03/19/40 (Call 09/19/39)	703	662,184
4.33%, 03/19/50 (Call 09/19/49)	869	808,726
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	465	448,525
2.38%, 11/07/29 (Call 08/07/29)	442	395,307
2.50%, 09/12/26	319	303,171
2.75%, 04/06/30 (Call 01/06/30)(a)	527	482,036
2.88%, 05/10/26	593	572,607
2.88%, 11/26/41 (Call 05/26/41)	200	154,236
3.00%, 11/26/51 (Call 05/26/51)	408	295,045
3.13%, 11/07/49 (Call 05/07/49)	412	308,382
3.25%, 05/11/25	921	900,167
3.25%, 04/06/50 (Call 10/06/49)	638	488,931
3.63%, 08/21/42	238	200,784
3.75%, 09/12/46	378	318,125
3.88%, 11/13/28 (Call 08/23/28)	599	592,495
4.00%, 05/10/46	531	463,844
4.13%, 05/11/35	368	353,615
4.38%, 05/11/45	807	750,107
4.55%, 08/12/43	458	434,743
5.50%, 03/25/40	373	397,868

Security	Par (000)	Value

Oil & Gas (continued)
6.38%, 12/15/38	$950	$1,104,803
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	485	469,087
2.83%, 01/10/30 (Call 10/10/29)	459	419,728
2.99%, 06/29/41 (Call 12/29/40)(a)	142	111,540
3.13%, 05/29/50 (Call 11/29/49)	811	605,290
3.39%, 06/29/60 (Call 12/29/59)	178	134,353
3.46%, 02/19/29 (Call 11/19/28)	460	440,381
3.46%, 07/12/49 (Call 01/12/49)	321	255,744
TotalEnergies Capital SA, 3.88%, 10/11/28	418	412,612

		35,495,196

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	314	306,728
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	150	137,662
3.14%, 11/07/29 (Call 08/07/29)	178	161,481
3.34%, 12/15/27 (Call 09/15/27)	447	424,744
4.08%, 12/15/47 (Call 06/15/47)	428	351,508
4.49%, 05/01/30 (Call 02/01/30)	163	160,477
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	205	190,144
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	465	417,235

		2,149,979

Pharmaceuticals — 5.3%
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	560	512,669
1.75%, 05/28/28 (Call 03/28/28)	455	405,737
2.25%, 05/28/31 (Call 02/28/31)	325	281,603
4.88%, 03/03/28 (Call 02/03/28)	200	206,384
4.88%, 03/03/33 (Call 12/03/32)(a)	305	316,840
4.90%, 03/03/30 (Call 01/03/30)	175	180,672
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	470	426,675
1.38%, 08/06/30 (Call 05/06/30)	380	312,284
2.13%, 08/06/50 (Call 02/06/50)	100	63,307
3.00%, 05/28/51 (Call 11/28/50)	320	242,669
3.13%, 06/12/27 (Call 03/12/27)	270	259,489
3.38%, 11/16/25	460	449,811
4.00%, 01/17/29 (Call 10/17/28)	185	183,631
4.00%, 09/18/42	350	319,032
4.38%, 11/16/45	345	331,169
4.38%, 08/17/48 (Call 02/17/48)	195	185,149
6.45%, 09/15/37	900	1,064,430
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	111	102,026
1.13%, 11/13/27 (Call 09/13/27)	445	392,392
1.45%, 11/13/30 (Call 08/13/30)	465	381,695
2.35%, 11/13/40 (Call 05/13/40)	191	137,701
2.55%, 11/13/50 (Call 05/13/50)(a)	368	246,111
2.90%, 07/26/24 (Call 06/26/24)	650	636,519
2.95%, 03/15/32 (Call 12/15/31)	430	388,251
3.20%, 06/15/26 (Call 04/15/26)	778	758,153
3.25%, 02/27/27	35	34,145
3.25%, 08/01/42	175	139,456
3.40%, 07/26/29 (Call 04/26/29)	713	681,963
3.45%, 11/15/27 (Call 08/15/27)(a)	265	257,694
3.55%, 03/15/42 (Call 09/15/41)	385	328,251
3.70%, 03/15/52 (Call 09/15/51)	650	538,739

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/20/28 (Call 11/20/27)	$545	$541,523
3.90%, 03/15/62 (Call 09/15/61)	395	326,945
4.13%, 06/15/39 (Call 12/15/38)	600	561,996
4.25%, 10/26/49 (Call 04/26/49)	1,202	1,091,127
4.35%, 11/15/47 (Call 05/15/47)	430	397,767
4.55%, 02/20/48 (Call 08/20/47)(a)	419	399,035
4.63%, 05/15/44 (Call 11/15/43)	295	285,542
5.00%, 08/15/45 (Call 02/15/45)	65	66,314
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	414	280,464
2.50%, 09/15/60 (Call 03/15/60)	275	179,690
2.75%, 06/01/25 (Call 03/01/25)	391	379,450
3.38%, 03/15/29 (Call 12/15/28)	221	212,251
3.95%, 03/15/49 (Call 09/15/48)	220	201,747
4.15%, 03/15/59 (Call 09/15/58)	188	171,753
4.70%, 02/27/33 (Call 11/27/32)	350	363,069
4.88%, 02/27/53 (Call 08/27/52)	460	480,019
4.95%, 02/27/63 (Call 08/27/62)	320	332,883
5.00%, 02/27/26 (Call 02/27/24)(a)	15	15,100
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	547	540,720
3.88%, 05/15/28	445	439,273
4.20%, 03/18/43	114	104,055
5.38%, 04/15/34	156	168,648
6.38%, 05/15/38	914	1,085,338
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	415	396,342
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	47	43,407
0.95%, 09/01/27 (Call 07/01/27)	380	337,459
1.30%, 09/01/30 (Call 06/01/30)	670	562,532
2.10%, 09/01/40 (Call 03/01/40)	295	214,385
2.25%, 09/01/50 (Call 03/01/50)(a)	390	263,152
2.45%, 03/01/26 (Call 12/01/25)	852	818,695
2.45%, 09/01/60 (Call 03/01/60)(a)	380	252,438
2.63%, 01/15/25 (Call 11/15/24)	155	151,342
2.90%, 01/15/28 (Call 10/15/27)	624	601,037
2.95%, 03/03/27 (Call 12/03/26)	418	405,017
3.40%, 01/15/38 (Call 07/15/37)	305	276,537
3.50%, 01/15/48 (Call 07/15/47)	259	225,794
3.55%, 03/01/36 (Call 09/01/35)	240	224,126
3.63%, 03/03/37 (Call 09/03/36)	423	396,089
3.70%, 03/01/46 (Call 09/01/45)	703	627,906
3.75%, 03/03/47 (Call 09/03/46)	363	326,544
4.38%, 12/05/33 (Call 06/05/33)	140	144,563
4.50%, 09/01/40	157	156,989
4.50%, 12/05/43 (Call 06/05/43)	270	272,206
4.95%, 05/15/33(a)	258	280,967
5.85%, 07/15/38	106	123,668
5.95%, 08/15/37	221	261,096
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	279	275,457
4.60%, 06/01/44 (Call 12/01/43)	190	175,571
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	415	379,796
1.45%, 06/24/30 (Call 03/24/30)	300	249,612
1.70%, 06/10/27 (Call 05/10/27)	605	552,716
1.90%, 12/10/28 (Call 10/10/28)	360	321,170
2.15%, 12/10/31 (Call 09/10/31)	580	494,972
2.35%, 06/24/40 (Call 12/24/39)	381	280,770

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 06/24/50 (Call 12/24/49)	$435	$294,221
2.75%, 02/10/25 (Call 11/10/24)	663	645,305
2.75%, 12/10/51 (Call 06/10/51)	626	445,023
2.90%, 12/10/61 (Call 06/10/61)	470	320,098
3.40%, 03/07/29 (Call 12/07/28)	583	563,108
3.60%, 09/15/42 (Call 03/15/42)	124	106,361
3.70%, 02/10/45 (Call 08/10/44)	590	514,875
3.90%, 03/07/39 (Call 09/07/38)	395	361,062
4.00%, 03/07/49 (Call 09/07/48)	441	395,992
4.15%, 05/18/43	373	348,580
6.50%, 12/01/33	203	239,404
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	434	414,466
2.00%, 02/14/27 (Call 12/14/26)	675	627,379
2.20%, 08/14/30 (Call 05/14/30)	500	442,175
2.75%, 08/14/50 (Call 02/14/50)(a)	319	234,379
3.00%, 11/20/25 (Call 08/20/25)	625	606,750
3.10%, 05/17/27 (Call 02/17/27)	495	478,521
3.70%, 09/21/42	218	193,220
4.00%, 11/20/45 (Call 05/20/45)	355	328,020
4.40%, 05/06/44	590	579,203
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	416	387,924
1.70%, 05/28/30 (Call 02/28/30)	390	330,264
1.75%, 08/18/31 (Call 05/18/31)(a)	145	120,823
2.55%, 05/28/40 (Call 11/28/39)	354	267,571
2.63%, 04/01/30 (Call 01/01/30)(a)	510	461,718
2.70%, 05/28/50 (Call 11/28/49)	438	315,693
2.75%, 06/03/26(a)	541	522,135
3.00%, 12/15/26(a)	637	617,157
3.45%, 03/15/29 (Call 12/15/28)	521	504,292
3.60%, 09/15/28 (Call 06/15/28)	235	230,721
3.90%, 03/15/39 (Call 09/15/38)	313	285,782
4.00%, 12/15/36	220	211,482
4.00%, 03/15/49 (Call 09/15/48)	394	358,185
4.10%, 09/15/38 (Call 03/15/38)	272	257,472
4.13%, 12/15/46	419	386,067
4.20%, 09/15/48 (Call 03/15/48)	315	294,509
4.30%, 06/15/43	214	202,018
4.40%, 05/15/44	314	303,261
7.20%, 03/15/39	797	1,004,874
Pharmacia LLC, 6.60%, 12/01/28	159	177,601
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	343	337,382
Wyeth LLC
5.95%, 04/01/37	611	688,970
6.00%, 02/15/36	201	226,497
6.50%, 02/01/34	232	270,577

		46,382,828

Pipelines — 0.1%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	486	481,898
5.80%, 06/01/45 (Call 12/01/44)	65	66,731

		548,629

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	200	195,992

Real Estate Investment Trusts — 1.4%
AvalonBay Communities Inc. 2.05%, 01/15/32 (Call 10/15/31)	220	178,924

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.30%, 03/01/30 (Call 12/01/29)	$245	$210,185
2.45%, 01/15/31 (Call 10/15/30)	186	159,246
3.45%, 06/01/25 (Call 03/03/25)	445	431,792
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	422	367,874
3.15%, 07/01/29 (Call 04/01/29)	200	180,674
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	160	128,938
2.50%, 02/15/30 (Call 11/15/29)(a)	225	195,257
2.85%, 11/01/26 (Call 08/01/26)	55	51,371
3.00%, 07/01/29 (Call 04/01/29)(a)	176	160,202
3.50%, 03/01/28 (Call 12/01/27)	171	161,730
4.50%, 07/01/44 (Call 01/01/44)	207	186,056
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)(a)	155	148,924
3.95%, 03/15/29 (Call 12/15/28)	25	24,193
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	230	181,873
2.13%, 04/15/27 (Call 02/15/27)	245	225,493
2.13%, 10/15/50 (Call 04/15/50)(a)	187	107,761
2.25%, 04/15/30 (Call 01/15/30)	423	364,736
3.00%, 04/15/50 (Call 10/15/49)	215	149,406
4.63%, 01/15/33 (Call 10/15/32)	205	204,278
4.75%, 06/15/33 (Call 03/15/33)	160	160,278
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	270	243,300
1.50%, 11/09/26 (Call 10/09/26)	225	202,329
1.85%, 05/01/28 (Call 03/01/28)	253	224,651
1.95%, 11/09/28 (Call 09/09/28)	220	193,360
2.25%, 11/09/31 (Call 08/09/31)(a)	160	134,491
2.30%, 05/01/31 (Call 02/01/31)(a)	159	135,209
3.09%, 09/15/27 (Call 06/15/27)	212	201,275
3.39%, 05/01/29 (Call 02/01/29)	194	182,395
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	235	196,270
3.00%, 01/15/27 (Call 10/15/26)	248	233,021
3.10%, 12/15/29 (Call 09/15/29)	291	265,558
3.25%, 06/15/29 (Call 03/15/29)(a)	45	41,314
3.25%, 01/15/31 (Call 10/15/30)	361	320,806
3.40%, 01/15/28 (Call 11/15/27)	235	220,658
3.65%, 01/15/28 (Call 10/15/27)	145	138,614
3.95%, 08/15/27 (Call 05/15/27)	235	226,768
4.13%, 10/15/26 (Call 07/15/26)	125	122,319
4.63%, 11/01/25 (Call 09/01/25)	80	79,229
4.65%, 03/15/47 (Call 09/15/46)	151	138,529
4.85%, 03/15/30 (Call 01/15/30)	130	129,988
4.88%, 06/01/26 (Call 03/01/26)	115	115,054
4.90%, 07/15/33 (Call 04/15/33)	220	216,027
5.05%, 01/13/26 (Call 01/13/24)	25	25,010
5.63%, 10/13/32 (Call 07/13/32)	305	316,334
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	132	117,498
1.75%, 02/01/28 (Call 11/01/27)	275	239,299
2.20%, 02/01/31 (Call 11/01/30)(a)	237	193,586
2.25%, 01/15/32 (Call 10/15/31)	150	119,727
2.45%, 09/13/29 (Call 06/13/29)	300	261,705
2.65%, 07/15/30 (Call 04/15/30)	252	216,667
2.65%, 02/01/32 (Call 11/01/31)(a)	255	211,724
3.25%, 11/30/26 (Call 08/30/26)(a)	79	75,179
3.25%, 09/13/49 (Call 03/13/49)	355	243,072

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 01/15/26 (Call 10/15/25)	$405	$389,432
3.38%, 06/15/27 (Call 03/15/27)	285	270,322
3.38%, 12/01/27 (Call 09/01/27)(a)	350	329,924
3.50%, 09/01/25 (Call 06/01/25)	485	468,539
3.80%, 07/15/50 (Call 01/15/50)	248	186,469
4.25%, 11/30/46 (Call 05/30/46)	205	167,854
4.75%, 03/15/42 (Call 09/15/41)	131	115,974
5.50%, 03/08/33 (Call 12/08/32)	250	254,650
5.85%, 03/08/53 (Call 09/08/52)	215	217,679
6.75%, 02/01/40 (Call 11/01/39)	196	219,820

		12,580,820

Retail — 2.7%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	357	322,417
1.60%, 04/20/30 (Call 01/20/30)	522	443,251
1.75%, 04/20/32 (Call 01/20/32)	210	173,475
3.00%, 05/18/27 (Call 02/18/27)(a)	558	539,340
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	80	69,123
1.38%, 03/15/31 (Call 12/15/30)	480	388,498
1.50%, 09/15/28 (Call 07/15/28)(a)	402	353,073
1.88%, 09/15/31 (Call 06/15/31)	377	313,494
2.13%, 09/15/26 (Call 06/15/26)	383	359,989
2.38%, 03/15/51 (Call 09/15/50)	390	247,393
2.50%, 04/15/27 (Call 02/15/27)	303	287,226
2.70%, 04/15/25 (Call 03/15/25)(a)	40	38,900
2.70%, 04/15/30 (Call 01/15/30)	397	361,997
2.75%, 09/15/51 (Call 03/15/51)	352	240,578
2.80%, 09/14/27 (Call 06/14/27)(a)	415	394,013
2.88%, 04/15/27 (Call 03/15/27)	335	321,024
2.95%, 06/15/29 (Call 03/15/29)	547	510,832
3.00%, 04/01/26 (Call 01/01/26)	157	152,841
3.13%, 12/15/49 (Call 06/15/49)	477	353,443
3.25%, 04/15/32 (Call 01/15/32)	225	207,637
3.30%, 04/15/40 (Call 10/15/39)	422	351,513
3.35%, 09/15/25 (Call 06/15/25)	376	368,702
3.35%, 04/15/50 (Call 10/15/49)	408	317,502
3.50%, 09/15/56 (Call 03/15/56)	213	166,681
3.63%, 04/15/52 (Call 10/15/51)	430	350,205
3.90%, 12/06/28 (Call 09/06/28)(a)	378	375,082
3.90%, 06/15/47 (Call 12/15/46)	350	300,976
4.00%, 09/15/25 (Call 08/15/25)	165	164,467
4.20%, 04/01/43 (Call 10/01/42)	451	413,788
4.25%, 04/01/46 (Call 10/01/45)	547	496,802
4.40%, 03/15/45 (Call 09/15/44)	392	364,231
4.50%, 09/15/32 (Call 06/15/32)(a)	340	344,413
4.50%, 12/06/48 (Call 06/06/48)	442	417,999
4.88%, 02/15/44 (Call 08/15/43)	392	390,616
4.95%, 09/15/52 (Call 03/15/52)(a)	355	357,194
5.40%, 09/15/40 (Call 03/15/40)	180	189,729
5.88%, 12/16/36	674	760,117
5.95%, 04/01/41 (Call 10/01/40)	345	387,052
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	425	395,496
2.25%, 04/15/25 (Call 03/15/25)	598	575,569
2.35%, 02/15/30 (Call 11/15/29)	275	243,950
2.50%, 04/15/26	387	372,874
2.95%, 01/15/52 (Call 07/15/51)	355	258,813
3.38%, 04/15/29 (Call 01/15/29)	357	344,187
3.50%, 07/01/24	288	284,446

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 04/15/46	$276	$230,319
3.90%, 11/15/47 (Call 05/15/47)	176	151,965
4.00%, 07/01/42	400	368,112
4.40%, 01/15/33 (Call 10/15/32)(a)	210	209,817
4.50%, 09/15/32 (Call 06/15/32)(a)	190	191,539
4.80%, 01/15/53 (Call 07/15/52)	355	349,522
7.00%, 01/15/38	130	159,783
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	202	176,378
1.60%, 05/15/31 (Call 02/15/31)	40	33,006
2.25%, 09/15/26 (Call 06/15/26)	545	513,646
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	380	291,008
2.65%, 12/15/24 (Call 10/15/24)	100	97,278
2.65%, 09/22/51 (Call 03/22/51)	485	351,048
2.85%, 07/08/24 (Call 06/08/24)	135	132,542
2.95%, 09/24/49 (Call 03/24/49)	305	231,888
3.05%, 07/08/26 (Call 05/08/26)	125	121,639
3.25%, 07/08/29 (Call 04/08/29)	323	309,508
3.55%, 06/26/25 (Call 04/26/25)	380	375,440
3.70%, 06/26/28 (Call 03/26/28)	215	213,968
3.90%, 04/15/28 (Call 03/15/28)	160	159,790
3.95%, 06/28/38 (Call 12/28/37)	225	215,622
4.00%, 04/15/26 (Call 03/15/26)	135	135,154
4.00%, 04/15/30 (Call 02/15/30)	300	298,605
4.05%, 06/29/48 (Call 12/29/47)	566	532,131
4.10%, 04/15/33 (Call 01/15/33)	400	398,932
4.15%, 09/09/32 (Call 06/09/32)	115	115,909
4.50%, 09/09/52 (Call 03/09/52)	315	313,242
4.50%, 04/15/53 (Call 10/15/52)	300	297,453
5.25%, 09/01/35	415	457,849
5.63%, 04/01/40	115	128,461
5.63%, 04/15/41(a)	225	254,106
6.20%, 04/15/38	190	225,764
6.50%, 08/15/37	320	390,042

		23,502,414

Semiconductors — 3.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	225	218,383
4.39%, 06/01/52 (Call 12/01/51)	170	158,408
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	355	312,766
2.10%, 10/01/31 (Call 07/01/31)	370	315,033
2.80%, 10/01/41 (Call 04/01/41)	220	168,549
2.95%, 10/01/51 (Call 04/01/51)	315	229,144
3.50%, 12/05/26 (Call 09/05/26)	207	201,742
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	310	262,214
2.75%, 06/01/50 (Call 12/01/49)(a)	327	237,785
3.30%, 04/01/27 (Call 01/01/27)	290	280,917
3.90%, 10/01/25 (Call 07/01/25)	167	165,335
4.35%, 04/01/47 (Call 10/01/46)	249	235,519
5.10%, 10/01/35 (Call 04/01/35)	187	196,142
5.85%, 06/15/41	180	199,874
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	335	293,339
2.00%, 08/12/31 (Call 05/12/31)	375	309,754
2.45%, 11/15/29 (Call 08/15/29)	628	553,953
2.60%, 05/19/26 (Call 02/19/26)(a)	454	432,821
2.80%, 08/12/41 (Call 02/12/41)	203	146,160

Security	Par (000)	Value

Semiconductors (continued)
3.05%, 08/12/51 (Call 02/12/51)	$460	$312,901
3.10%, 02/15/60 (Call 08/15/59)	299	193,354
3.15%, 05/11/27 (Call 02/11/27)	395	379,117
3.20%, 08/12/61 (Call 02/12/61)	235	155,142
3.25%, 11/15/49 (Call 05/15/49)	602	425,427
3.40%, 03/25/25 (Call 02/25/25)	550	540,661
3.70%, 07/29/25 (Call 04/29/25)	635	625,177
3.73%, 12/08/47 (Call 06/08/47)	634	499,516
3.75%, 03/25/27 (Call 01/25/27)	352	345,326
3.75%, 08/05/27 (Call 07/05/27)	325	318,136
3.90%, 03/25/30 (Call 12/25/29)	503	482,794
4.00%, 08/05/29 (Call 06/05/29)	345	336,547
4.00%, 12/15/32(a)	294	279,394
4.10%, 05/19/46 (Call 11/19/45)	410	346,872
4.10%, 05/11/47 (Call 11/11/46)	330	276,395
4.15%, 08/05/32 (Call 05/05/32)	275	265,655
4.25%, 12/15/42(a)	200	176,754
4.60%, 03/25/40 (Call 09/25/39)	246	232,325
4.75%, 03/25/50 (Call 09/25/49)	710	645,042
4.80%, 10/01/41	265	252,259
4.88%, 02/10/26(a)	525	532,098
4.88%, 02/10/28 (Call 01/10/28)	670	681,517
4.90%, 07/29/45 (Call 01/29/45)(a)	267	264,333
4.90%, 08/05/52 (Call 02/05/52)	585	540,025
4.95%, 03/25/60 (Call 09/25/59)(a)	177	163,297
5.05%, 08/05/62 (Call 02/05/62)	258	237,641
5.13%, 02/10/30 (Call 12/10/29)	365	373,848
5.20%, 02/10/33 (Call 11/10/32)	445	454,238
5.63%, 02/10/43 (Call 08/10/42)(a)	335	343,931
5.70%, 02/10/53 (Call 08/10/52)	655	669,620
5.90%, 02/10/63 (Call 08/10/62)	435	447,876
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	225	171,324
4.10%, 03/15/29 (Call 12/15/28)	245	242,036
4.65%, 11/01/24 (Call 08/01/24)	214	213,996
4.65%, 07/15/32 (Call 04/15/32)(a)	335	340,300
4.95%, 07/15/52 (Call 01/15/52)	360	356,411
5.25%, 07/15/62 (Call 01/15/62)	245	248,717
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	150	127,050
2.88%, 06/15/50 (Call 12/15/49)	276	194,886
3.13%, 06/15/60 (Call 12/15/59)	137	94,596
3.75%, 03/15/26 (Call 01/15/26)	437	431,472
3.80%, 03/15/25 (Call 12/15/24)	275	270,726
4.00%, 03/15/29 (Call 12/15/28)	400	394,344
4.88%, 03/15/49 (Call 09/15/48)	217	213,578
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	435	386,641
2.00%, 06/15/31 (Call 03/15/31)	290	245,520
2.85%, 04/01/30 (Call 01/01/30)	506	463,962
3.20%, 09/16/26 (Call 06/16/26)	534	520,415
3.50%, 04/01/40 (Call 10/01/39)	360	309,474
3.50%, 04/01/50 (Call 10/01/49)(a)	662	540,490
3.70%, 04/01/60 (Call 10/01/59)	135	108,551
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	467	408,429
1.65%, 05/20/32 (Call 02/20/32)	395	318,473
2.15%, 05/20/30 (Call 02/20/30)	433	378,459
3.25%, 05/20/27 (Call 02/20/27)	135	130,850
3.25%, 05/20/50 (Call 11/20/49)(a)	223	171,699

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.45%, 05/20/25 (Call 02/20/25)	$357	$350,192
4.25%, 05/20/32 (Call 02/20/32)	200	199,826
4.30%, 05/20/47 (Call 11/20/46)	514	475,938
4.50%, 05/20/52 (Call 11/20/51)	365	337,873
4.65%, 05/20/35 (Call 11/20/34)	261	263,085
4.80%, 05/20/45 (Call 11/20/44)	357	353,323
5.40%, 05/20/33 (Call 02/20/33)(a)	195	209,619
6.00%, 05/20/53 (Call 11/20/52)	390	443,800
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	185	167,978
1.38%, 03/12/25 (Call 02/12/25)	255	241,559
1.75%, 05/04/30 (Call 02/04/30)	239	202,825
1.90%, 09/15/31 (Call 06/15/31)	210	176,818
2.25%, 09/04/29 (Call 06/04/29)	310	276,774
2.70%, 09/15/51 (Call 03/15/51)(a)	100	71,227
2.90%, 11/03/27 (Call 08/03/27)(a)	101	96,265
3.88%, 03/15/39 (Call 09/15/38)	305	279,834
4.15%, 05/15/48 (Call 11/15/47)	356	329,108
4.60%, 02/15/28 (Call 01/15/28)	100	102,310
4.90%, 03/14/33 (Call 12/14/32)	170	177,213
5.00%, 03/14/53 (Call 09/14/52)	230	238,425
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	383	348,706
2.50%, 10/25/31 (Call 07/25/31)	473	404,651
3.13%, 10/25/41 (Call 04/25/41)	275	223,770
3.25%, 10/25/51 (Call 04/25/51)(a)	380	297,855
3.88%, 04/22/27 (Call 03/22/27)(a)	300	294,912
4.13%, 04/22/29 (Call 02/22/29)	75	73,957
4.25%, 04/22/32 (Call 01/22/32)	265	262,525
4.50%, 04/22/52 (Call 10/22/51)(a)	295	288,672
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	193	169,099

		31,355,594

Software — 1.7%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	198	189,884
2.15%, 02/01/27 (Call 12/01/26)	254	236,393
2.30%, 02/01/30 (Call 11/01/29)	550	488,516
3.25%, 02/01/25 (Call 11/01/24)	177	173,649
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	223	206,126
1.35%, 07/15/27 (Call 05/15/27)	85	75,880
1.65%, 07/15/30 (Call 04/15/30)	235	196,286
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	1,006	959,342
2.53%, 06/01/50 (Call 12/01/49)	2,029	1,439,413
2.68%, 06/01/60 (Call 12/01/59)	1,103	764,192
2.70%, 02/12/25 (Call 11/12/24)	713	694,797
2.92%, 03/17/52 (Call 09/17/51)	1,889	1,443,309
3.04%, 03/17/62 (Call 09/17/61)	589	443,570
3.13%, 11/03/25 (Call 08/03/25)	934	913,331
3.30%, 02/06/27 (Call 11/06/26)	1,217	1,195,836
3.45%, 08/08/36 (Call 02/08/36)	505	469,493
3.50%, 02/12/35 (Call 08/12/34)(a)	500	477,920
3.70%, 08/08/46 (Call 02/08/46)	659	597,469
4.00%, 02/12/55 (Call 08/12/54)	205	192,202
4.10%, 02/06/37 (Call 08/06/36)	228	227,129
4.20%, 11/03/35 (Call 05/03/35)	250	254,325
4.25%, 02/06/47 (Call 08/06/46)	385	377,978
4.45%, 11/03/45 (Call 05/03/45)	290	291,514
4.50%, 02/06/57 (Call 08/06/56)(a)	240	247,272

Security	Par (000)	Value

Software (continued)
5.20%, 06/01/39	$150	$165,972
5.30%, 02/08/41	255	285,544
salesforce.com Inc.
0.63%, 07/15/24 (Call 05/30/23)	185	176,507
1.50%, 07/15/28 (Call 05/15/28)(a)	275	242,828
1.95%, 07/15/31 (Call 04/15/31)	455	382,004
2.70%, 07/15/41 (Call 01/15/41)	330	247,008
2.90%, 07/15/51 (Call 01/15/51)	620	439,977
3.05%, 07/15/61 (Call 01/15/61)	395	270,626
3.70%, 04/11/28 (Call 01/11/28)	413	409,828
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	120	96,739

		15,272,859

Telecommunications — 0.5%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	355	317,810
3.63%, 04/22/29 (Call 01/22/29)	263	248,943
4.38%, 07/16/42	269	244,873
4.38%, 04/22/49 (Call 10/22/48)(a)	240	215,707
4.70%, 07/21/32 (Call 04/21/32)	288	285,604
6.13%, 03/30/40	662	720,561
6.38%, 03/01/35	382	425,708
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	538	512,187
2.95%, 02/28/26	247	239,958
3.50%, 06/15/25(a)	245	240,404
5.50%, 01/15/40	491	533,447
5.90%, 02/15/39	748	843,108

		4,828,310

Transportation — 2.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	195	136,715
3.00%, 04/01/25 (Call 01/01/25)	30	29,240
3.05%, 02/15/51 (Call 08/15/50)	245	178,127
3.25%, 06/15/27 (Call 03/15/27)(a)	254	246,052
3.30%, 09/15/51 (Call 03/15/51)	171	130,579
3.55%, 02/15/50 (Call 08/15/49)	301	242,916
3.90%, 08/01/46 (Call 02/01/46)	208	176,991
4.05%, 06/15/48 (Call 12/15/47)	263	230,780
4.13%, 06/15/47 (Call 12/15/46)	285	252,245
4.15%, 04/01/45 (Call 10/01/44)	347	309,670
4.15%, 12/15/48 (Call 06/15/48)	265	234,899
4.38%, 09/01/42 (Call 03/01/42)	172	160,039
4.40%, 03/15/42 (Call 09/15/41)	242	224,704
4.45%, 03/15/43 (Call 09/15/42)	272	253,586
4.45%, 01/15/53 (Call 07/15/52)	260	244,387
4.55%, 09/01/44 (Call 03/01/44)	290	274,517
4.70%, 09/01/45 (Call 03/01/45)	243	233,248
4.90%, 04/01/44 (Call 10/01/43)	369	364,867
5.05%, 03/01/41 (Call 09/01/40)	187	188,489
5.15%, 09/01/43 (Call 03/01/43)	254	259,324
5.40%, 06/01/41 (Call 12/01/40)	40	41,783
5.75%, 05/01/40 (Call 11/01/39)	151	163,245
6.15%, 05/01/37	140	159,351
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	205	134,349
2.75%, 03/01/26 (Call 12/01/25)	331	317,777
3.20%, 08/02/46 (Call 02/02/46)	176	135,129
3.65%, 02/03/48 (Call 08/03/47)	191	159,699
3.85%, 08/05/32 (Call 05/05/32)	300	288,018

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.40%, 08/05/52 (Call 02/05/52)	$250	$236,745
4.45%, 01/20/49 (Call 07/20/48)	101	95,452
6.25%, 08/01/34	215	247,471
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	342	285,775
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	40	37,200
2.38%, 05/20/31 (Call 02/20/31)	350	303,454
2.40%, 02/05/30 (Call 11/05/29)	275	243,969
2.75%, 03/01/26 (Call 12/01/25)	240	230,311
2.80%, 02/14/32 (Call 11/14/31)	450	397,435
2.89%, 04/06/36 (Call 01/06/36)	300	249,090
2.95%, 03/10/52 (Call 09/10/51)	375	265,703
2.97%, 09/16/62 (Call 03/16/62)	260	172,133
3.00%, 04/15/27 (Call 01/15/27)	90	86,233
3.20%, 05/20/41 (Call 11/20/40)	130	104,699
3.25%, 08/15/25 (Call 05/15/25)	90	87,638
3.25%, 02/05/50 (Call 08/05/49)	495	377,700
3.38%, 02/14/42 (Call 08/14/41)	130	107,520
3.50%, 02/14/53 (Call 08/14/52)	405	321,606
3.55%, 08/15/39 (Call 02/15/39)	230	197,492
3.55%, 05/20/61 (Call 11/20/60)	235	178,903
3.60%, 09/15/37 (Call 03/15/37)	195	172,378
3.70%, 03/01/29 (Call 12/01/28)	340	331,690
3.75%, 07/15/25 (Call 05/15/25)	165	162,492
3.75%, 02/05/70 (Call 08/05/69)	60	45,982
3.80%, 10/01/51 (Call 04/01/51)	365	305,717
3.80%, 04/06/71 (Call 10/06/70)	255	198,293
3.84%, 03/20/60 (Call 09/20/59)	570	463,313
3.85%, 02/14/72 (Call 08/14/71)	145	114,750
3.95%, 09/10/28 (Call 06/10/28)	340	336,773
3.95%, 08/15/59 (Call 02/15/59)	155	127,647
4.00%, 04/15/47 (Call 10/15/46)	200	172,832
4.05%, 03/01/46 (Call 09/01/45)	245	210,298
4.10%, 09/15/67 (Call 03/15/67)	165	138,039
4.30%, 03/01/49 (Call 09/01/48)	245	220,108
4.50%, 01/20/33 (Call 10/20/32)	290	291,960
4.75%, 02/21/26 (Call 01/21/26)	120	121,330
4.95%, 09/09/52 (Call 03/09/52)(a)	160	162,717
4.96%, 05/15/53 (Call 11/15/52)(a)	295	298,056
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	339	321,518
2.80%, 11/15/24 (Call 09/15/24)(a)	57	55,537
3.05%, 11/15/27 (Call 08/15/27)	525	504,766
3.40%, 03/15/29 (Call 12/15/28)	253	243,748
3.40%, 11/15/46 (Call 05/15/46)	40	31,954
3.40%, 09/01/49 (Call 03/01/49)(a)	238	191,771

Security	Par/ Shares (000)	Value

Transportation (continued)
3.75%, 11/15/47 (Call 05/15/47)	$418	$360,989
3.90%, 04/01/25 (Call 03/01/25)	162	160,803
4.25%, 03/15/49 (Call 09/15/48)	353	321,795
4.45%, 04/01/30 (Call 01/01/30)	296	299,869
4.88%, 03/03/33 (Call 12/03/32)	225	232,715
4.88%, 11/15/40 (Call 05/15/40)	309	310,245
5.05%, 03/03/53 (Call 09/03/52)	220	226,879
5.20%, 04/01/40 (Call 10/01/39)	183	191,195
5.30%, 04/01/50 (Call 10/01/49)	274	294,134
6.20%, 01/15/38	556	637,888
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	520	471,276
1.50%, 09/22/28 (Call 07/22/28)	437	386,439
1.80%, 09/22/31 (Call 06/22/31)	695	589,374
3.95%, 09/09/27 (Call 08/09/27)	197	197,733

		19,902,258

Total Long-Term Investments — 98.0% (Cost: $960,087,900)		861,972,680

Short-Term Securities

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	77,083	77,106,025
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	5,357	5,357,000

Total Short-Term Securities — 9.4% (Cost: $82,432,970)		82,463,025

Total Investments — 107.4% (Cost: $1,042,520,870)		944,435,705

Liabilities in Excess of Other Assets — (7.4)%		(65,043,899)

Net Assets — 100.0%		$879,391,806

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Aaa - A Rated Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$58,846,512	$18,229,350	(a)	$—	$1,555	$28,608	$77,106,025	77,083	$131,746	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,497,000	3,860,000	(a)	—	—	—	5,357,000	5,357	63,203		1

					$1,555	$28,608	$82,463,025		$194,949		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$861,972,680	$—	$861,972,680
Short-Term Securities
Money Market Funds	82,463,025	—	—	82,463,025

	$82,463,025	$861,972,680	$—	$944,435,705

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	$240	$206,732
3.75%, 02/15/28 (Call 02/15/24)(a)	260	238,559
4.00%, 02/15/30 (Call 02/15/25)	215	192,887
4.88%, 01/15/29 (Call 01/15/24)(a)	155	146,538

		784,716

Aerospace & Defense — 1.3%
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	290	260,247
5.13%, 10/01/24 (Call 07/01/24)	371	369,485
5.90%, 02/01/27(a)	269	275,343
5.95%, 02/01/37(a)	267	271,689
6.75%, 01/15/28	120	126,465
6.88%, 05/01/25 (Call 04/01/25)	255	262,626
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)(b)	200	188,038
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	415	392,175
5.75%, 10/15/27 (Call 07/15/27)(b)	410	409,165
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	95	88,985
9.38%, 11/30/29 (Call 11/30/25)(b)	385	413,841

		3,058,059

Agriculture — 0.4%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(b)	207	202,839
6.00%, 06/15/30 (Call 06/15/25)(b)	455	450,115
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/24)(b)	85	77,775
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	370	331,013

		1,061,742

Airlines — 2.7%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	500	462,842
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	225	222,216
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,475	1,448,441
5.75%, 04/20/29(b)	1,260	1,197,359
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	440	424,388
3.75%, 10/28/29 (Call 07/28/29)(a)	220	196,786
4.38%, 04/19/28 (Call 01/19/28)(a)	135	127,237
7.38%, 01/15/26 (Call 12/15/25)(a)	340	358,349
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	474	478,821
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	810	773,566
4.63%, 04/15/29 (Call 10/15/25)(b)	880	796,424

		6,486,429

Apparel — 0.3%
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	185	157,206
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	225	190,223
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	255	234,050
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(b)	200	197,500

		778,979

Auto Manufacturers — 3.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	420	358,509
4.75%, 10/01/27 (Call 10/01/23)(b)	180	171,495
5.88%, 06/01/29 (Call 06/01/24)(b)	190	187,114

Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Holdings LLC, 9.30%, 03/01/30	$40	$45,500
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	200	155,103
4.35%, 12/08/26 (Call 09/08/26)(a)	235	228,291
4.75%, 01/15/43	285	214,120
5.29%, 12/08/46 (Call 06/08/46)	170	137,490
6.10%, 08/19/32 (Call 05/19/32)(a)	225	214,578
6.63%, 10/01/28(a)	55	55,987
7.40%, 11/01/46(a)	50	50,899
7.45%, 07/16/31(a)	155	163,135
9.63%, 04/22/30 (Call 01/22/30)	55	63,957
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	110	102,409
2.70%, 08/10/26 (Call 07/10/26)	325	288,276
2.90%, 02/16/28 (Call 12/16/27)	200	173,126
2.90%, 02/10/29 (Call 12/10/28)	200	165,929
3.38%, 11/13/25 (Call 10/13/25)	345	320,388
3.63%, 06/17/31 (Call 03/17/31)	125	103,045
3.66%, 09/08/24	200	192,957
4.00%, 11/13/30 (Call 08/13/30)	235	201,505
4.06%, 11/01/24 (Call 10/01/24)	300	291,488
4.13%, 08/17/27 (Call 06/17/27)	200	183,512
4.69%, 06/09/25 (Call 04/09/25)	200	193,346
4.95%, 05/28/27 (Call 04/28/27)	235	222,238
5.11%, 05/03/29 (Call 02/03/29)	210	195,672
5.13%, 06/16/25 (Call 05/16/25)	250	243,360
6.80%, 05/12/28 (Call 04/12/28)	275	275,165
6.95%, 03/06/26 (Call 02/06/26)	300	302,753
7.35%, 11/04/27 (Call 10/04/27)	200	205,660
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(b)	425	362,661
2.45%, 09/15/28 (Call 07/15/28)(b)	150	120,479
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	350	308,439
2.75%, 03/09/28 (Call 01/09/28)(b)	250	208,027
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	200	187,113
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	1,025	939,315
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	1,025	901,550

		8,734,591

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., 7.00%, 04/15/28 (Call 04/15/25)	205	210,213
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(b)	155	152,940
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	179	144,988
4.50%, 02/15/32 (Call 02/15/27)	140	111,965
5.38%, 11/15/27 (Call 11/15/23)(a)	177	166,358
5.63%, 06/15/28 (Call 06/15/23)	180	166,043
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)(a)	354	312,921
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(b)(c)	200	180,015
6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(b)(c)	210	193,909
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(c)	155	138,951
ZF North America Capital Inc.
4.75%, 04/29/25(b)	505	493,249
6.88%, 04/14/28 (Call 03/14/28)(b)	250	257,296

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.13%, 04/14/30 (Call 02/14/30)(b)	$250	$258,049

		2,786,897

Banks — 1.9%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	440	465,427
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(b)(d)	315	238,739
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(b)(d)	320	211,605
5.02%, 06/26/24(b)	770	748,112
5.71%, 01/15/26(b)	665	640,373
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28 (Call 04/17/25)	210	210,139
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(d)	175	125,203
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3-mo. LIBOR US + 1.460%)(b)(d)(e)	315	302,578
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(d)	165	133,378
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(b)(d)	645	549,562
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(b)(d)	410	373,477
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(b)(d)	515	492,742
Western Alliance Bancorp., 1.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(d)	250	190,983

		4,682,318

Building Materials — 1.8%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	155	139,902
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	565	495,042
5.00%, 03/01/30 (Call 03/01/25)(b)	225	210,072
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	265	263,598
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(b)	160	150,759
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 05/15/23)(a)(b)	125	125,869
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)(b)	130	114,075
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	135	115,605
5.38%, 02/01/28 (Call 05/30/23)(b)	235	226,188
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	475	444,565
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	495	391,741
4.38%, 07/15/30 (Call 07/15/25)(b)	680	586,941
4.75%, 01/15/28 (Call 01/15/24)(b)	405	378,530
5.00%, 02/15/27 (Call 02/15/24)(b)	335	320,325
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)(b)	310	294,562
6.50%, 03/15/27 (Call 03/15/24)(a)(b)	110	109,450

		4,367,224

Chemicals — 2.7%
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(b)	185	153,060
6.88%, 05/15/43 (Call 02/15/43)	123	122,761
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(b)	305	304,778
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	300	306,603

Security	Par (000)	Value

Chemicals (continued)
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	$265	$218,252
5.38%, 05/15/27 (Call 02/15/27)	214	198,884
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	330	293,298
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	360	317,654
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	125	118,114
4.25%, 10/15/28 (Call 10/15/23)(a)	145	133,139
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(a)(b)	200	197,612
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/24)(a)(b)	215	197,284
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	225	197,450
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	120	117,234
5.13%, 10/15/27 (Call 04/15/27)	290	277,058
5.25%, 12/15/29 (Call 09/15/29)	315	295,592
5.65%, 12/01/44 (Call 06/01/44)	120	99,640
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	160	146,000
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	256	207,019
4.88%, 06/01/24 (Call 03/03/24)(b)	435	428,087
5.00%, 05/01/25 (Call 01/31/25)(b)	239	231,913
5.25%, 06/01/27 (Call 03/03/27)(b)	410	371,046
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	155	137,758
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	245	228,739
5.13%, 09/15/27 (Call 03/15/24)	190	183,825
5.63%, 08/01/29 (Call 08/01/24)(a)	270	263,250
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	150	133,935
3.38%, 03/15/30 (Call 03/15/25)(b)	155	128,244
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	340	322,898
7.38%, 03/01/31 (Call 03/01/26)(b)	125	125,193

		6,456,320

Coal — 0.1%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	215	187,190
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	115	116,203

		303,393

Commercial Services — 4.1%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	430	373,563
4.88%, 07/15/32(a)(b)	306	264,690
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	150	142,500
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	250	227,876
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	150	132,000
4.63%, 10/01/27 (Call 10/01/23)(b)	200	186,475
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(b)	225	224,771
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	225	207,927
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	430	389,155
3.50%, 06/01/31 (Call 03/01/31)	430	350,319

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(b)	$260	$245,760
5.50%, 07/15/25 (Call 06/18/23)(b)	155	153,450
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	105	90,824
8.25%, 04/15/26 (Call 04/15/24)	245	247,501
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	250	221,318
3.75%, 10/01/30 (Call 10/01/25)(b)	330	288,179
4.50%, 07/01/28 (Call 07/01/23)(b)	330	310,125
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(b)	155	153,063
Grand Canyon University
4.13%, 10/01/24	215	204,336
5.13%, 10/01/28 (Call 08/01/28)(a)	175	157,890
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	160	151,960
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	410	366,394
5.25%, 04/15/24(b)	375	373,215
5.75%, 04/15/26(a)(b)	575	570,667
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	360	305,003
4.00%, 05/15/31 (Call 05/15/26)(a)	330	290,819
4.63%, 12/15/27 (Call 12/15/23)	240	232,910
5.13%, 06/01/29 (Call 06/01/24)	320	308,000
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(a)(b)	180	169,262
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	200	174,900
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	320	274,384
3.88%, 11/15/27 (Call 05/09/23)	303	284,180
3.88%, 02/15/31 (Call 08/15/25)	470	413,679
4.00%, 07/15/30 (Call 07/15/25)(a)	295	264,018
4.88%, 01/15/28 (Call 01/15/24)	700	672,561
5.25%, 01/15/30 (Call 01/15/25)	320	309,507
5.50%, 05/15/27 (Call 05/15/23)	240	238,460

		9,971,641

Computers — 1.3%
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	150	106,483
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	295	256,604
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(a)(b)	120	110,957
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	190	164,738
4.13%, 01/15/31 (Call 10/15/30)	125	103,750
4.75%, 01/01/25	180	174,994
4.88%, 06/01/27 (Call 03/01/27)(a)	220	210,520
5.75%, 12/01/34 (Call 06/01/34)	228	202,366
9.63%, 12/01/32 (Call 12/01/27)(b)	295	323,601
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(b)	75	75,407
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	205	136,485
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	215	170,067
3.10%, 02/01/32 (Call 11/01/31)	210	152,392
4.75%, 02/15/26 (Call 11/15/25)	990	940,822

		3,129,186

Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/24)(b)	385	375,910
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	210	197,138

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	$215	$190,454
5.50%, 06/01/28 (Call 06/01/23)(b)	320	306,247

		1,069,749

Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/24)(b)	280	256,340
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	125	105,871
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(a)(b)	225	232,875
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)(b)	185	185,278

		780,364

Diversified Financial Services — 4.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(d)	315	292,177
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(a)	440	427,542
6.70%, 02/14/33 (Call 11/16/32)	210	189,491
Brightsphere Investment Group Inc., 4.80%, 07/27/26	120	111,656
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)(b)	175	164,500
6.88%, 04/15/30 (Call 04/15/25)(b)	150	139,500
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(a)(b)	170	161,948
6.63%, 03/15/26 (Call 03/15/24)(a)	159	151,950
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(a)(b)	130	114,063
5.38%, 12/01/24 (Call 12/01/23)(b)	205	194,638
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	295	263,989
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	420	353,157
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	125	106,673
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	180	147,600
6.50%, 05/01/28 (Call 05/01/24)(b)	415	374,889
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	216	185,758
5.00%, 03/15/27 (Call 09/15/26)	290	261,119
5.50%, 03/15/29 (Call 06/15/28)	330	284,113
5.63%, 08/01/33	250	187,381
5.88%, 10/25/24	190	186,728
6.75%, 06/25/25	240	235,984
6.75%, 06/15/26	210	204,516
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	295	251,965
3.88%, 09/15/28 (Call 09/15/24)	255	204,642
4.00%, 09/15/30 (Call 09/15/25)	355	268,090
5.38%, 11/15/29 (Call 05/15/29)(a)	315	264,994
6.63%, 01/15/28 (Call 07/15/27)(a)	320	296,800
6.88%, 03/15/25	535	523,380
7.13%, 03/15/26	678	660,739
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	150	127,127
7.38%, 09/01/25 (Call 05/30/23)(a)(b)	110	109,301
8.38%, 02/01/28 (Call 02/01/25)(b)	170	169,587

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	$450	$400,541
3.63%, 03/01/29 (Call 03/09/24)(a)(b)	320	270,566
3.88%, 03/01/31 (Call 03/01/26)(b)	510	411,877
4.00%, 10/15/33 (Call 10/15/27)(b)	385	301,262
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(a)	215	188,125
4.20%, 10/29/25 (Call 09/29/25)	205	189,369
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(b)	175	177,188
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	325	298,999
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(b)	330	314,389
5.50%, 04/15/29 (Call 03/30/24)(b)	290	250,125
5.75%, 06/15/27 (Call 06/15/24)(b)	215	195,896

		10,614,334

Electric — 4.7%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(d)	320	258,801
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	160	146,000
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	415	353,945
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	510	474,967
5.25%, 06/01/26 (Call 06/01/23)(b)	168	163,375
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	380	325,112
3.75%, 01/15/32 (Call 01/15/27)(a)(b)	149	124,978
4.75%, 03/15/28 (Call 03/15/24)(a)(b)	360	341,163
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	185	177,831
4.35%, 04/15/29 (Call 01/15/29)	173	155,916
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(b)	220	214,500
Edison International, 8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(d)	200	205,750
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(d)	500	476,207
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	95	89,698
2.65%, 03/01/30 (Call 12/01/29)	250	215,935
Series A, 1.60%, 01/15/26 (Call 12/15/25)	130	119,106
Series B, 2.25%, 09/01/30 (Call 06/01/30)	185	152,625
Series B, 4.15%, 07/15/27 (Call 04/15/27)	640	622,400
Series C, 3.40%, 03/01/50 (Call 09/01/49)	360	252,241
Series C, 5.10%, 07/15/47 (Call 01/15/47)	254	234,386
Series C, 7.38%, 11/15/31	288	327,600
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	165	148,515
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	205	191,931
4.25%, 07/15/24 (Call 04/15/24)(b)	340	334,893
4.50%, 09/15/27 (Call 06/15/27)(b)	224	210,560
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	190	160,891
3.63%, 02/15/31 (Call 02/15/26)(b)	425	344,031
3.88%, 02/15/32 (Call 02/15/27)(b)	495	399,688
5.25%, 06/15/29 (Call 06/15/24)(b)	310	285,947
5.75%, 01/15/28 (Call 01/15/24)(a)	340	331,518
6.63%, 01/15/27 (Call 07/15/23)(a)	157	157,443
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	255	237,233

Security	Par (000)	Value

Electric (continued)
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	$430	$404,616
5.25%, 07/01/30 (Call 06/15/25)	405	373,266
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/30/23)(b)	130	124,310
TransAlta Corp.
6.50%, 03/15/40	135	125,550
7.75%, 11/15/29 (Call 11/15/25)	155	162,763
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	540	482,791
5.00%, 07/31/27 (Call 07/31/23)(b)	565	536,926
5.50%, 09/01/26 (Call 09/01/23)(b)	430	421,332
5.63%, 02/15/27 (Call 02/15/24)(b)	515	502,278

		11,369,018

Electrical Components & Equipment — 0.5%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	101	94,435
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(b)	625	635,564
7.25%, 06/15/28 (Call 06/15/23)(b)	555	569,690

		1,299,689

Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	150	132,067
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	835	723,070
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)	405	365,994
5.00%, 10/01/25(b)	295	290,454
5.63%, 11/01/24(b)	165	165,097
5.88%, 09/01/30 (Call 09/01/25)(b)	265	260,227
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	320	277,998
4.38%, 02/15/30 (Call 11/15/29)(b)	179	163,047
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	205	175,658

		2,553,612

Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	315	292,160
5.00%, 01/31/28 (Call 07/31/27)(b)	290	277,675
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	233	229,333

		799,168

Engineering & Construction — 0.9%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	435	426,113
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	150	136,638
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, 4.05%, 04/27/26 (Call 04/27/24)(b)	180	153,241
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	260	193,438
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	205	187,122
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	155	149,370
4.25%, 09/15/28 (Call 06/15/28)	275	254,537
Knife River Holding Co., 7.75%, 05/01/31 (Call 04/14/26)	180	182,466
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	175	150,883
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	210	180,457
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	160	138,899

		2,153,164

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 1.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/23)(b)	$435	$433,707
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/23)(a)(b)	135	137,700
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(b)	315	302,417
5.25%, 01/15/29 (Call 01/15/24)(b)	315	302,045
6.25%, 01/15/27 (Call 07/15/26)(b)	315	319,331
6.50%, 02/15/25 (Call 08/15/24)(b)	217	219,689
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	200	179,000
6.50%, 05/15/27 (Call 05/15/23)(b)	500	505,638
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(a)(b)	185	172,975
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(b)	155	121,286
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	420	337,046
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)(b)	133	134,628
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/30/23)(a)(b)	255	256,912
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	330	270,078
3.75%, 12/01/29 (Call 12/01/24)(b)	235	206,800
3.88%, 07/15/30 (Call 07/15/25)(b)	210	185,325

		4,084,577

Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(b)	235	227,485
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	105	100,888
6.38%, 02/01/31 (Call 02/01/26)(b)	215	219,352
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	330	299,922
3.75%, 08/01/25 (Call 08/01/23)(b)	305	294,852
4.25%, 06/01/25 (Call 06/01/23)(b)	175	170,221
5.13%, 12/15/26 (Call 12/15/23)(b)	225	221,338
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	210	188,937
5.38%, 07/15/24 (Call 06/07/23)(b)	255	253,449

		1,976,444

Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(b)	315	296,244
3.50%, 03/15/29 (Call 09/15/23)(b)	545	482,868
4.63%, 01/15/27 (Call 01/15/24)(b)	570	551,017
4.88%, 02/15/30 (Call 02/15/25)(b)	410	382,325
5.88%, 02/15/28 (Call 08/15/23)(b)	330	326,680
6.50%, 02/15/28 (Call 02/15/25)(b)	320	324,000
7.50%, 03/15/26 (Call 03/15/24)(b)	305	314,928
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	160	138,176
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	415	380,070
4.38%, 01/31/32 (Call 01/31/27)(b)	315	287,349
4.88%, 05/15/28 (Call 11/15/27)(b)	211	206,984
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	420	338,100
4.25%, 04/15/31 (Call 04/15/26)	460	400,113
5.88%, 09/30/27 (Call 09/30/23)(b)	365	363,089

Security	Par (000)	Value

Food (continued)
6.25%, 07/01/33 (Call 04/01/33)	$255	$252,249
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/24)(b)	415	417,158

		5,461,350

Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	275	238,176

Health Care - Products — 0.8%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	330	290,684
4.63%, 07/15/28 (Call 07/15/23)(b)	650	607,994
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	395	355,036
4.63%, 02/01/28 (Call 02/01/24)(b)	175	170,149
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	215	201,552
4.63%, 11/15/27 (Call 11/15/23)	200	192,500

		1,817,915

Health Care - Services — 2.8%
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	190	166,713
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	215	187,319
4.25%, 05/01/28 (Call 05/01/23)(b)	215	195,742
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	435	427,323
5.00%, 05/15/27 (Call 05/15/23)(b)	470	458,570
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	283	249,643
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	295	252,810
4.38%, 06/15/28 (Call 06/15/23)(b)	355	332,711
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	155	141,565
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	580	532,121
4.38%, 01/15/30 (Call 12/01/24)	620	569,686
4.63%, 07/15/24 (Call 05/30/23)	300	297,421
4.63%, 06/15/28 (Call 06/15/23)	235	222,694
4.88%, 01/01/26 (Call 03/01/24)	925	910,992
5.13%, 11/01/27 (Call 11/01/23)(a)	665	645,233
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	826	817,006
Toledo Hospital (The)
6.02%, 11/15/48	200	140,500
Series B, 5.33%, 11/15/28	150	131,250

		6,679,299

Holding Companies - Diversified — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	320	281,027
4.75%, 09/15/24 (Call 06/15/24)	515	508,063
5.25%, 05/15/27 (Call 11/15/26)	590	555,996
6.25%, 05/15/26 (Call 05/15/23)	510	501,820
6.38%, 12/15/25 (Call 05/30/23)(a)	315	312,322
Stena International SA, 6.13%, 02/01/25 (Call 02/01/24)(b)	200	193,800

		2,353,028

Home Builders — 1.6%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	215	188,018
6.75%, 06/01/27 (Call 06/01/23)(a)	185	185,741
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	175	161,835
5.00%, 03/01/28 (Call 03/01/24)(b)	120	109,096

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
KB Home
4.00%, 06/15/31 (Call 12/15/30)	$172	$148,818
4.80%, 11/15/29 (Call 05/15/29)	153	142,672
6.88%, 06/15/27 (Call 12/15/26)	120	123,143
7.25%, 07/15/30 (Call 07/15/25)(a)	139	142,870
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	125	102,067
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	145	128,321
4.95%, 02/01/28 (Call 02/01/24)	155	145,144
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	275	240,962
5.25%, 12/15/27 (Call 12/15/23)(a)(b)	215	200,013
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	205	184,496
5.13%, 06/06/27 (Call 12/06/26)	133	130,340
6.00%, 06/01/25 (Call 03/01/25)	150	150,750
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/24)	155	141,050
4.75%, 04/01/29 (Call 04/01/24)(a)	145	129,104
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	215	201,607
5.75%, 01/15/28 (Call 10/15/27)(b)	160	158,530
5.88%, 06/15/27 (Call 03/15/27)(b)	215	214,379
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	200	199,500
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	122	117,120
5.70%, 06/15/28 (Call 12/15/27)	137	134,431
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	120	116,040

		3,896,047

Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	355	294,316
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	305	266,797

		561,113

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	230	193,838
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(a)	215	184,277
4.13%, 04/30/31 (Call 04/30/26)(b)	175	147,374
5.13%, 02/01/28 (Call 01/01/24)(a)	89	84,276

		609,765

Housewares — 0.7%
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	825	787,875
4.88%, 06/01/25 (Call 05/01/25)	175	170,287
5.75%, 04/01/46 (Call 10/01/45)(a)	290	225,843
5.88%, 04/01/36 (Call 10/01/35)(a)	185	157,022
6.38%, 09/15/27 (Call 06/15/27)(a)	215	211,775
6.63%, 09/15/29 (Call 06/15/29)(a)	210	207,443

		1,760,245

Insurance — 0.9%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(d)	185	176,481
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(d)	205	147,579
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(d)	150	125,227

Security	Par (000)	Value

Insurance (continued)
Genworth Holdings Inc., 6.50%, 06/15/34	$120	$106,828
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(b)(d)	315	251,719
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(b)(d)	185	149,156
4.30%, 02/01/61 (Call 02/03/26)(b)	340	202,169
7.80%, 03/07/87(a)(b)	180	188,680
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	310	296,248
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	179	181,499
Ohio National Financial Services Inc.
6.63%, 05/01/31(a)(b)	105	98,836
6.80%, 01/24/30 (Call 10/24/29)(b)	195	185,158

		2,109,580

Internet — 1.3%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	205	190,590
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(b)	445	439,871
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	330	285,874
5.25%, 12/01/27 (Call 06/01/23)(b)	255	244,924
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	210	171,549
4.13%, 08/01/30 (Call 05/01/25)(b)	211	180,348
4.63%, 06/01/28 (Call 06/01/23)(b)	210	193,725
5.00%, 12/15/27 (Call 12/15/23)(b)	160	150,742
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	150	141,033
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	365	367,818
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	250	251,127
Rakuten Group Inc., 10.25%, 11/30/24 (Call 11/28/23)(a)(b)	410	398,315
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	190	166,940

		3,182,856

Iron & Steel — 1.4%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)(b)	300	297,529
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)(a)	147	145,714
7.63%, 03/15/30 (Call 03/15/25)	145	148,307
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	155	140,423
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	150	131,723
5.88%, 06/01/27 (Call 06/01/23)	245	240,532
6.75%, 03/15/26 (Call 03/15/24)(b)	325	330,507
6.75%, 04/15/30 (Call 04/15/26)	310	301,316
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	135	118,292
4.13%, 01/15/30 (Call 01/15/25)(a)	135	120,853
4.38%, 03/15/32 (Call 03/15/27)	135	116,768
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	265	269,872
8.13%, 05/01/27 (Call 05/01/23)(b)	315	317,671
8.50%, 05/01/30 (Call 05/01/25)(b)	245	249,287
U.S. Steel Corp.
6.65%, 06/01/37	122	115,305
6.88%, 03/01/29 (Call 03/01/24)	221	217,155

		3,261,254

Leisure Time — 0.9%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(b)	1,010	875,513

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (Call 04/01/25)(a)(b)	$410	$431,701
11.50%, 06/01/25 (Call 06/01/23)(b)	598	634,628
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	210	165,251

		2,107,093

Lodging — 2.5%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(a)	400	386,034
4.75%, 06/15/31 (Call 06/15/26)(b)	375	343,341
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	220	200,035
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	615	524,847
3.75%, 05/01/29 (Call 05/01/24)(b)	330	297,448
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	470	415,703
4.88%, 01/15/30 (Call 01/15/25)	430	408,246
5.38%, 05/01/25 (Call 05/01/23)(b)	185	184,432
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	215	214,480
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	255	251,541
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	190	180,027
3.20%, 08/08/24 (Call 07/08/24)	750	726,387
3.50%, 08/18/26 (Call 06/18/26)	405	380,635
3.90%, 08/08/29 (Call 05/08/29)	320	292,113
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	285	248,680
4.63%, 03/01/30 (Call 12/01/29)(b)	139	119,887
6.00%, 04/01/27 (Call 01/01/27)	155	152,481
6.60%, 10/01/25 (Call 07/01/25)	125	125,300
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	285	284,424
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	205	190,607

		5,926,648

Machinery — 0.3%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	175	160,179
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	150	135,750
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	215	180,710
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	190	171,586

		648,225

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	165	149,570
5.63%, 07/01/27 (Call 07/01/23)(b)	180	176,467
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	155	132,529
5.00%, 09/15/26 (Call 07/15/26)	166	161,450
5.75%, 06/15/25 (Call 06/15/23)(a)	180	179,514
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	157	153,061

		952,591

Media — 7.4%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	430	297,905
4.75%, 08/01/25 (Call 08/01/23)(a)	355	329,293
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	600	491,406
4.25%, 01/15/34 (Call 01/15/28)(b)	410	312,314
4.50%, 08/15/30 (Call 02/15/25)(b)	545	457,636

Security	Par (000)	Value

Media (continued)
4.50%, 05/01/32 (Call 05/01/26)(a)	$570	$456,327
4.50%, 06/01/33 (Call 06/01/27)(b)	360	286,565
4.75%, 03/01/30 (Call 09/01/24)(b)	620	533,446
4.75%, 02/01/32 (Call 02/01/27)(b)	210	173,771
5.00%, 02/01/28 (Call 08/01/23)(a)(b)	570	527,018
5.13%, 05/01/27 (Call 05/01/23)(b)	685	646,345
5.38%, 06/01/29 (Call 06/01/24)(b)	285	261,379
5.50%, 05/01/26 (Call 05/01/23)(b)	169	165,907
6.38%, 09/01/29 (Call 09/01/25)(b)	320	304,115
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	200	195,992
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	1,550	1,360,233
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	145	122,525
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	340	291,213
6.75%, 10/15/27 (Call 10/15/23)(b)	500	474,944
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	395	350,693
5.13%, 02/15/32 (Call 02/15/27)(b)	215	197,971
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	425	373,535
5.63%, 07/15/27 (Call 07/15/23)(b)	725	680,905
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(d)	260	202,020
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(a)(d)	430	368,837
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(b)	235	182,679
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(b)	320	254,509
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	410	366,942
3.88%, 09/01/31 (Call 09/01/26)(b)	640	483,629
4.00%, 07/15/28 (Call 07/15/24)(b)	830	700,811
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	640	513,342
5.00%, 08/01/27 (Call 08/01/23)(b)	625	574,877
5.50%, 07/01/29 (Call 07/01/24)(b)	535	476,541
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	480	427,344
4.75%, 03/15/26 (Call 03/15/24)(b)	268	255,889
5.00%, 09/15/29 (Call 09/15/24)(a)	545	477,191
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/23)(b)	400	369,200
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	545	470,302
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	190	164,293
5.13%, 04/15/27 (Call 04/15/24)(a)(b)	280	270,200
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	250	249,550
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	385	329,696
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	600	550,927
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	650	542,437
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	410	352,982

		17,875,636

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/23)(b)	160	153,000
6.38%, 06/15/30 (Call 07/15/25)(b)	185	183,024

		336,024

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.5%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(b)	$290	$288,321
6.13%, 02/15/28 (Call 02/15/24)(a)(b)	390	384,900
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	640	555,922
4.50%, 09/15/27 (Call 06/15/27)(b)	255	242,311
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	320	318,018
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	290	281,240
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	330	319,287
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	320	292,949
3.88%, 08/15/31 (Call 08/15/26)(b)	320	267,968
4.75%, 01/30/30 (Call 01/30/25)(b)	680	615,314
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(b)	170	164,560

		3,730,790

Office & Business Equipment — 0.4%
Xerox Corp.
3.80%, 05/15/24	120	117,366
4.80%, 03/01/35	120	79,149
6.75%, 12/15/39	140	106,468
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	320	304,916
5.50%, 08/15/28 (Call 07/15/28)(b)	320	275,833

		883,732

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	190	169,106

Oil & Gas — 7.5%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	255	238,910
7.63%, 02/01/29 (Call 02/01/24)(b)	180	184,269
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	215	196,456
4.38%, 10/15/28 (Call 07/15/28)(a)	135	126,464
4.75%, 04/15/43 (Call 10/15/42)	185	144,233
5.10%, 09/01/40 (Call 03/01/40)(a)	560	479,942
5.25%, 02/01/42 (Call 08/01/41)	175	147,802
5.35%, 07/01/49 (Call 01/01/49)	170	131,782
6.00%, 01/15/37	180	169,200
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)	325	326,729
8.75%, 04/01/27 (Call 04/01/24)(b)	125	128,591
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(b)	185	183,115
5.88%, 02/01/29 (Call 02/05/24)(b)	210	200,835
6.75%, 04/15/29 (Call 04/15/24)(b)	395	391,020
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)(b)	185	173,900
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	235	217,388
7.25%, 03/14/27 (Call 03/14/24)(b)	133	131,494
7.38%, 01/15/31 (Call 01/15/26)(b)	210	202,611
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	160	151,158
5.63%, 10/15/25 (Call 10/15/23)(b)	425	419,556
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)(b)	420	417,899
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	205	187,766
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/29 (Call 02/01/24)(b)	250	233,564

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 04/15/30 (Call 04/15/25)(b)	$215	$200,376
6.00%, 02/01/31 (Call 02/01/26)(b)	250	230,406
6.25%, 11/01/28 (Call 11/01/23)(b)	255	244,227
6.25%, 04/15/32 (Call 04/15/27)(b)	210	196,325
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/23)	290	284,382
6.88%, 04/15/28 (Call 04/15/25)(b)	130	130,815
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)	220	216,358
6.13%, 12/01/42 (Call 06/01/42)	165	141,299
6.38%, 07/15/28 (Call 07/15/24)	185	184,309
7.05%, 05/01/29	95	96,775
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(b)	385	379,520
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	180	179,070
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	200	193,876
3.50%, 08/15/29 (Call 05/15/29)	70	63,525
5.50%, 12/01/25 (Call 09/01/25)	155	155,488
5.55%, 03/15/26 (Call 12/15/25)	275	277,307
5.88%, 09/01/25 (Call 06/01/25)	180	181,913
6.13%, 01/01/31 (Call 07/01/30)	370	386,787
6.20%, 03/15/40	225	230,970
6.38%, 09/01/28 (Call 03/01/28)	185	192,948
6.45%, 09/15/36(a)	790	838,387
6.60%, 03/15/46 (Call 09/15/45)(a)	590	629,607
6.63%, 09/01/30 (Call 03/01/30)(a)	465	496,387
7.50%, 05/01/31	275	306,826
7.88%, 09/15/31	155	175,650
7.95%, 06/15/39	105	119,823
8.50%, 07/15/27 (Call 01/15/27)	160	176,181
8.88%, 07/15/30 (Call 01/15/30)	320	376,000
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	355	311,069
4.63%, 05/01/30 (Call 05/01/25)(b)	355	308,878
5.88%, 07/15/27 (Call 07/15/23)(b)	190	185,016
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	205	184,458
5.15%, 11/15/29 (Call 08/15/29)	145	129,489
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	350	321,947
7.25%, 06/15/25 (Call 06/15/23)	300	298,875
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	335	325,190
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	255	178,381
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	215	197,800
4.88%, 05/15/25 (Call 02/15/25)(a)	320	315,677
8.25%, 01/15/29 (Call 01/15/24)	225	234,832
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	500	440,877
5.38%, 02/01/29 (Call 02/01/24)	285	268,692
5.38%, 03/15/30 (Call 03/15/25)(a)	485	451,361
5.70%, 01/23/25 (Call 10/23/24)(a)	170	169,651
8.38%, 09/15/28 (Call 09/15/23)	140	146,583
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	355	319,821
4.50%, 04/30/30 (Call 04/30/25)	353	315,042
5.88%, 03/15/28 (Call 03/15/24)	155	151,513
6.00%, 04/15/27 (Call 04/15/24)	260	258,576

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(b)	$200	$193,330

		18,177,279

Oil & Gas Services — 0.2%
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)	300	300,129
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(b)	235	235,000

		535,129

Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)(b)	300	262,667
6.00%, 06/15/27 (Call 06/15/24)(b)	265	263,690
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(b)	390	367,393
5.25%, 04/30/25 (Call 04/30/23)(b)	250	245,876
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(a)	540	452,400
3.13%, 09/15/31 (Call 06/15/31)	385	320,648
4.88%, 03/15/26 (Call 12/15/25)(a)	315	311,932
5.25%, 07/01/25	410	409,671
6.88%, 03/15/28 (Call 11/15/24)(a)	330	343,147
Berry Global Inc.
4.50%, 02/15/26 (Call 05/30/23)(b)	105	101,586
5.63%, 07/15/27 (Call 07/15/23)(b)	220	216,710
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)(b)	185	175,524
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	125	112,100
5.38%, 02/01/25(a)(b)	93	91,140
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)	210	204,269
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	166	158,912
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)	350	343,116
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(a)	150	157,672
Graphic Packaging International LLC
3.50%, 03/15/28(b)	210	190,331
3.50%, 03/01/29 (Call 09/01/28)(a)(b)	125	110,698
3.75%, 02/01/30 (Call 08/01/29)(b)	180	160,906
4.13%, 08/15/24 (Call 05/15/24)(a)	113	111,280
4.75%, 07/15/27 (Call 04/15/27)(b)	120	115,486
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	160	146,896
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	170	158,871
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	195	186,902
5.13%, 12/01/24 (Call 09/01/24)(b)	125	124,035
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	155	155,133
6.13%, 02/01/28 (Call 02/01/24)(b)	335	339,925
6.88%, 07/15/33(b)	210	223,081
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	245	229,075
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	175	155,750

		6,946,822

Pharmaceuticals — 1.2%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	190	169,205
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(a)(b)	275	282,563
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	575	528,462
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)(b)	880	809,604

Security	Par (000)	Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	$160	$154,660
4.38%, 03/15/26 (Call 12/15/25)	365	350,906
4.40%, 06/15/30 (Call 03/15/30)(a)	345	311,362
4.90%, 12/15/44 (Call 06/15/44)	125	90,814
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	225	205,359

		2,902,935

Pipelines — 7.0%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	320	299,643
5.75%, 03/01/27 (Call 03/01/24)(b)	260	251,503
5.75%, 01/15/28 (Call 01/15/24)(b)	285	276,062
7.88%, 05/15/26 (Call 05/15/23)(b)	200	205,354
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	250	227,500
4.13%, 03/01/25 (Call 02/01/25)(b)	190	181,436
4.13%, 12/01/27 (Call 09/01/27)	181	162,594
4.35%, 10/15/24 (Call 07/15/24)	99	96,221
4.50%, 03/01/28 (Call 12/01/27)(b)	215	195,381
5.60%, 10/15/44 (Call 04/15/44)	120	86,460
5.85%, 11/15/43 (Call 05/15/43)	175	134,670
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(a)(b)	180	150,703
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	580	539,806
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(b)	275	263,898
5.75%, 04/01/25 (Call 05/30/23)	250	246,248
6.00%, 02/01/29 (Call 02/01/24)(b)	365	344,013
7.38%, 02/01/31 (Call 02/01/26)(b)	270	270,000
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	445	394,383
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	430	373,891
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(a)	236	227,824
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	215	211,752
6.50%, 09/01/30 (Call 03/01/30)(b)	400	404,068
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	191	184,685
4.85%, 07/15/26 (Call 04/15/26)	210	204,480
5.05%, 04/01/45 (Call 10/01/44)	180	142,844
5.45%, 06/01/47 (Call 12/01/46)	210	175,350
5.60%, 04/01/44 (Call 10/01/43)	150	124,661
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	155	150,109
4.13%, 12/01/26 (Call 09/01/26)	205	186,027
4.50%, 01/15/29 (Call 07/15/28)(b)	355	301,692
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	445	364,709
5.50%, 07/15/28 (Call 04/15/28)	335	305,360
6.00%, 07/01/25 (Call 04/01/25)(b)	155	152,277
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	365	355,878
6.50%, 07/15/48 (Call 01/15/48)	240	181,720
7.50%, 06/01/27 (Call 06/01/24)(b)	215	214,230
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	215	208,693
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	320	313,104
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	320	284,509
5.13%, 06/15/28 (Call 06/15/23)(b)	234	222,279

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.50%, 10/15/30 (Call 10/15/25)(b)	$180	$167,530
5.63%, 02/15/26 (Call 02/15/24)(b)	303	298,252
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	210	195,781
6.38%, 04/15/27 (Call 04/15/24)(b)	180	177,293
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	405	387,978
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(b)	640	589,331
6.75%, 09/15/25 (Call 09/15/23)(b)	510	485,692
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/23)(b)	220	206,567
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	240	229,010
5.75%, 10/01/25 (Call 07/01/25)	252	247,145
6.00%, 06/01/26 (Call 03/01/26)	215	211,575
6.38%, 10/01/30 (Call 04/01/30)	250	240,753
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	180	170,602
4.80%, 05/15/30 (Call 02/15/30)(b)	150	133,465
4.95%, 07/15/29 (Call 04/15/29)(b)	240	221,628
6.88%, 04/15/40(b)	210	182,771
7.50%, 07/15/38(b)	110	100,352
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(b)	294	271,999
6.00%, 03/01/27 (Call 03/01/24)(b)	150	144,724
6.00%, 12/31/30 (Call 12/31/25)(b)	305	270,885
6.00%, 09/01/31 (Call 09/01/26)(b)	215	190,366
7.50%, 10/01/25 (Call 10/01/23)(b)	280	282,134
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	505	425,825
6.25%, 01/15/30 (Call 10/15/29)(b)	430	436,023
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	560	502,991
4.13%, 08/15/31 (Call 02/15/31)(b)	510	451,785

		16,838,474

Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	275	256,649
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/30/23)(b)	247	241,543
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	260	218,566
4.38%, 02/01/31 (Call 02/01/26)(b)	285	230,891
5.38%, 08/01/28 (Call 08/01/23)(b)	320	288,872

		1,236,521

Real Estate Investment Trusts — 4.2%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	215	162,801
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	150	125,339
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	320	264,640
5.75%, 05/15/26 (Call 05/15/23)(b)	395	358,483
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	190	165,300
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	210	160,724
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	445	394,985

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 09/15/30(b)	$165	$129,692
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	155	150,643
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	470	408,659
4.88%, 09/15/27 (Call 09/15/23)(b)	405	386,004
4.88%, 09/15/29 (Call 09/15/24)(b)	431	393,102
5.00%, 07/15/28 (Call 07/15/23)(b)	215	202,363
5.25%, 03/15/28 (Call 12/27/23)(b)	320	307,796
5.25%, 07/15/30 (Call 07/15/25)(b)	515	474,329
5.63%, 07/15/32 (Call 07/15/26)(b)	275	249,760
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	320	280,318
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(b)	285	242,962
4.75%, 06/15/29 (Call 06/15/24)(b)	285	225,506
5.25%, 10/01/25 (Call 05/15/23)(a)(b)	120	112,800
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(a)	540	369,108
4.63%, 08/01/29 (Call 08/01/24)(a)	390	295,239
5.00%, 10/15/27 (Call 09/07/23)(a)	600	502,596
5.25%, 08/01/26 (Call 08/01/23)	192	170,985
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(b)	205	152,024
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	146	93,650
2.65%, 06/15/26 (Call 05/15/26)	120	84,001
3.45%, 10/15/31 (Call 07/15/31)	178	91,757
4.25%, 05/15/24 (Call 02/15/24)	150	141,623
4.50%, 02/01/25 (Call 11/01/24)	259	220,327
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	210	194,065
4.00%, 09/15/29 (Call 09/15/24)(b)	215	180,600
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	640	547,521
3.88%, 02/15/27 (Call 02/15/24)	615	573,612
Service Properties Trust
5.50%, 12/15/27 (Call 09/15/27)	210	183,609
7.50%, 09/15/25 (Call 06/15/25)	330	323,195
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	165	142,072
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	150	140,219
4.38%, 01/15/27 (Call 07/15/26)(b)	235	202,624
4.75%, 03/15/25 (Call 09/15/24)(a)	215	203,175

		10,008,208

Retail — 5.1%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	320	287,649
3.88%, 01/15/28 (Call 09/15/23)(b)	625	586,211
5.75%, 04/15/25 (Call 04/15/24)(b)	235	235,470
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	155	157,320
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	155	152,240
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)	160	145,350
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	330	293,704
4.75%, 03/01/30 (Call 03/01/25)	205	181,934
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	250	215,409
Bath & Body Works Inc.
5.25%, 02/01/28(a)	210	200,761

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.63%, 10/01/30 (Call 10/01/25)(b)	$430	$412,785
6.69%, 01/15/27	112	111,735
6.75%, 07/01/36(a)	290	258,095
6.88%, 11/01/35	405	366,550
7.50%, 06/15/29 (Call 06/15/24)(a)	235	238,713
9.38%, 07/01/25(a)(b)	105	112,355
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/23)(b)	107	101,328
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	215	196,568
5.63%, 01/01/30 (Call 01/01/25)(b)	215	199,719
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	180	152,285
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	320	226,577
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	320	223,547
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	340	301,703
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	330	324,654
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(a)	125	116,804
4.63%, 05/01/31 (Call 02/01/31)	215	146,621
5.55%, 07/17/45 (Call 01/17/45)(a)	190	110,686
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	345	298,637
4.38%, 01/15/31 (Call 10/15/25)(b)	250	214,698
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	135	125,847
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	110	66,825
4.50%, 12/15/34 (Call 06/15/34)	150	107,561
5.13%, 01/15/42 (Call 07/15/41)	110	72,115
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	190	174,046
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	170	150,949
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	190	166,314
Marks & Spencer PLC, 7.13%, 12/01/37(b)	130	120,398
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	215	183,920
4.75%, 09/15/29 (Call 09/15/24)	209	193,847
5.63%, 05/01/27 (Call 05/01/23)	98	96,530
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	140	120,305
4.25%, 08/01/31 (Call 05/01/31)(a)	191	141,837
4.38%, 04/01/30 (Call 01/01/30)	215	168,143
5.00%, 01/15/44 (Call 07/15/43)(a)	405	253,257
6.95%, 03/15/28(a)	120	115,800
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)	230	219,756
3.75%, 06/15/29 (Call 06/15/24)	215	186,943
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(b)	500	472,574
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	275	271,562
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	282	236,560
4.88%, 11/15/31 (Call 11/15/26)(b)	211	170,383
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	255	225,851
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(a)	425	375,403
4.63%, 01/31/32 (Call 10/01/26)(a)	465	433,599
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	360	348,236

Security	Par (000)	Value

Retail (continued)
5.35%, 11/01/43 (Call 05/01/43)	$120	$105,600
5.38%, 04/01/32 (Call 04/01/27)	405	395,053
6.88%, 11/15/37	135	143,610

		12,412,932

Semiconductors — 0.9%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/24)(b)	200	200,198
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)(b)	195	182,130
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	700	651,086
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	360	342,159
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	175	149,853
4.38%, 04/15/28 (Call 04/15/24)(b)	155	141,365
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	290	261,018
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	175	147,875

		2,075,684

Software — 1.2%
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(b)	390	363,298
5.25%, 05/15/26 (Call 02/15/26)(b)	190	186,913
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(b)	367	325,202
3.88%, 12/01/29 (Call 12/01/24)(b)	360	302,558
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	365	311,667
4.13%, 12/01/31 (Call 12/01/26)(b)	283	234,230
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(b)	210	202,520
4.00%, 02/15/28 (Call 02/15/24)(b)	210	195,263
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	420	354,564
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(a)	210	179,288
3.88%, 03/15/31 (Call 03/15/26)	210	175,493

		2,830,996

Telecommunications — 3.1%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(b)(d)	210	185,172
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(b)(d)	215	170,874
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	180	158,115
Hughes Satellite Systems Corp., 5.25%, 08/01/26	320	305,949
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	345	269,921
3.88%, 11/15/29 (Call 08/15/29)(b)	320	233,597
10.50%, 05/15/30 (Call 05/15/26)(b)	375	358,989
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	335	259,325
5.13%, 01/15/28 (Call 09/15/23)(a)(b)	194	171,058
6.25%, 03/25/29 (Call 04/25/24)(b)	279	249,986
Qwest Corp., 7.25%, 09/15/25	100	88,748
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(b)(d)	79	71,377
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/23)(b)	209	196,983
Sprint Capital Corp., 6.88%, 11/15/28	457	492,683
Sprint LLC
7.13%, 06/15/24	544	552,906
7.63%, 03/01/26 (Call 11/01/25)	329	348,382

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
U.S. Cellular Corp., 6.70%, 12/15/33(a)	$245	$222,950
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/24)(b)	255	236,512
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	175	146,125
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	575	476,626
4.75%, 07/15/31 (Call 07/15/26)(b)	585	498,501
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(a)(d)	185	161,848
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(d)	405	327,645
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(d)	420	318,310
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(d)	835	855,875

		7,358,457

Toys, Games & Hobbies — 0.4%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(b)	255	241,204
3.75%, 04/01/29 (Call 04/01/24)(b)	225	203,074
5.45%, 11/01/41 (Call 05/01/41)	133	118,235
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	255	255,314
6.20%, 10/01/40	110	103,668

		921,495

Transportation — 0.4%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(a)(b)	240	215,335
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	90	89,077
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)(b)	295	255,657
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)(b)	370	335,206
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(b)	135	138,373

		1,033,648

Trucking & Leasing — 0.4%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. LIBOR US + 4.300%)(b)(d)	240	225,428
Fortress Transportation and Infrastructure Investors LLC 5.50%, 05/01/28 (Call 05/01/24)(b)	430	394,132

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
6.50%, 10/01/25 (Call 10/01/23)(b)	$280	$276,509
9.75%, 08/01/27 (Call 08/01/23)(b)	155	161,422

		1,057,491

Total Long-Term Investments — 98.8% (Cost: $246,917,782)		238,198,158

Short-Term Securities

Money Market Funds — 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	42,137	42,149,883
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	1,250	1,250,000

Total Short-Term Securities — 18.0% (Cost: $43,382,041)		43,399,883

Total Investments — 116.8% (Cost: $290,299,823)		281,598,041

Liabilities in Excess of Other Assets — (16.8)%		(40,419,099)

Net Assets — 100.0%		$241,178,942

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$29,796,195	$12,328,871	(a)	$—		$3,600	$21,217	$42,149,883	42,137	$107,004	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,350,000	—		(3,100,000	)(a)	—	—	1,250,000	1,250	68,280		5

						$3,600	$21,217	$43,399,883		$175,284		$5

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® BB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$238,198,158	$—	$238,198,158
Short-Term Securities
Money Market Funds	43,399,883	—	—	43,399,883

	$43,399,883	$238,198,158	$—	$281,598,041

See notes to financial statements.

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.2%
American Airlines Group Inc., 6.50%, 07/01/25	$5,745	$6,352,649
Copa Holdings SA, 4.50%, 04/15/25	1,950	3,549,975
JetBlue Airways Corp., 0.50%, 04/01/26	4,325	3,369,478
Southwest Airlines Co., 1.25%, 05/01/25	9,630	10,307,759
Spirit Airlines Inc., 1.00%, 05/15/26	2,800	2,286,704

		25,866,565

Auto Manufacturers — 3.5%
Arrival SA, 3.50%, 12/01/26(a)	2,133	426,600
Fisker Inc., 2.50%, 09/15/26(a)	4,100	1,794,406
Ford Motor Co., 0.00% 03/15/26(b)	13,440	13,119,994
Li Auto Inc., 0.25%, 05/01/28 (Call 05/01/24)	4,900	5,294,009
Lucid Group Inc., 1.25%, 12/15/26(a)	11,575	6,296,684
NIO Inc.
0.00%, 02/01/26 (Call 02/01/24)(b)	3,383	3,140,845
0.50%, 02/01/27 (Call 02/01/25)	4,375	3,447,412
Rivian Automotive Inc., 4.63%, 03/15/29	9,000	8,369,010

		41,888,960

Auto Parts & Equipment — 0.2%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	3,700	2,390,052

Banks — 0.7%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	1,400	1,437,268
BofA Finance LLC
0.25%, 05/01/23	1,335	1,475,335
0.60%, 05/25/27	3,000	3,458,490
Deutsche Bank AG/London, 1.00%, 05/01/23	1,345	1,485,674

		7,856,767

Biotechnology — 5.8%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27(a)	6,225	6,180,989
Ascendis Pharma AS, 2.25%, 04/01/28	3,600	3,019,644
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	2,795	2,870,828
1.25%, 05/15/27	3,503	3,616,883
Bridgebio Pharma Inc.
2.25%, 02/01/29	4,250	2,582,088
2.50%, 03/15/27	3,420	2,448,378
Cerevel Therapeutics Holdings Inc., 2.50%, 08/15/27(a)	2,025	1,892,585
Cytokinetics Inc., 3.50%, 07/01/27(a)	3,125	3,146,125
Esperion Therapeutics Inc., 4.00%, 11/15/25	1,600	615,200
Guardant Health Inc., 0.00% 11/15/27(b)	6,740	4,527,865
Halozyme Therapeutics Inc.
0.25%, 03/01/27	4,585	3,754,840
1.00%, 08/15/28(a)	4,200	3,684,072
Illumina Inc., 0.00% 08/15/23(b)	4,265	4,194,201
Innoviva Inc., 2.13%, 03/15/28	1,500	1,184,265
Insmed Inc., 0.75%, 06/01/28	3,374	2,802,073
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26 (Call 01/01/26)(b)	3,642	3,340,515
0.13%, 12/15/24	3,126	2,904,179
Livongo Health Inc., 0.88%, 06/01/25	3,125	2,808,781
NeoGenomics Inc., 0.25%, 01/15/28	1,979	1,420,605
PTC Therapeutics Inc., 1.50%, 09/15/26	1,675	2,050,569
Sarepta Therapeutics Inc., 1.25%, 09/15/27(a)	6,550	7,391,020
Travere Therapeutics Inc., 2.25%, 03/01/29	1,800	1,729,494

		68,165,199

Chemicals — 0.1%
Amyris Inc., 1.50%, 11/15/26	4,454	1,037,827

Security	Par (000)	Value

Commercial Services — 4.4%
2U Inc., 2.25%, 05/01/25	$2,189	$1,665,150
Affirm Holdings Inc., 0.00% 11/15/26(b)	8,825	5,614,818
Alarm.com Holdings Inc, 0.00% 01/15/26(b)	2,800	2,359,560
Block Inc.
0.00%, 05/01/26(b)	3,275	2,695,423
0.13%, 03/01/25	5,726	5,345,851
0.25%, 11/01/27	3,379	2,589,192
0.50%, 05/15/23	2,630	2,628,159
Chegg Inc.
0.00%, 09/01/26(b)	2,805	2,247,394
0.13%, 03/15/25	4,081	3,654,903
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	3,189	3,057,294
FTI Consulting Inc., 2.00%, 08/15/23	2,154	3,839,570
Marathon Digital Holdings Inc., 1.00%, 12/01/26	4,450	1,974,554
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	2,555	1,948,801
Sabre GLBL Inc., 4.00%, 04/15/25	1,788	1,578,268
Shift4 Payments Inc.
0.00%, 12/15/25(b)	3,985	4,363,575
0.50%, 08/01/27	3,600	3,215,196
Stride Inc., 1.13%, 09/01/27	2,442	2,557,360

		51,335,068

Computers — 3.9%
3D Systems Corp., 0.00% 11/15/26(b)	2,675	1,941,542
CyberArk Software Ltd., 0.00% 11/15/24(b)	3,325	3,461,857
Insight Enterprises Inc., 0.75%, 02/15/25	2,001	3,576,447
KBR Inc., 2.50%, 11/01/23	1,990	4,450,993
Lumentum Holdings Inc.
0.25%, 03/15/24	2,710	2,732,601
0.50%, 12/15/26	6,171	5,236,032
0.50%, 06/15/28	5,050	3,800,680
PAR Technology Corp., 1.50%, 10/15/27	1,550	1,195,779
Parsons Corp., 0.25%, 08/15/25	2,315	2,513,720
Rapid7 Inc., 0.25%, 03/15/27	3,605	3,233,865
Varonis Systems Inc., 1.25%, 08/15/25	1,391	1,450,451
Western Digital Corp., 1.50%, 02/01/24	6,315	6,104,900
Zscaler Inc., 0.13%, 07/01/25	6,607	6,398,021

		46,096,888

Cosmetics & Personal Care — 0.3%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	4,325	3,551,171

Diversified Financial Services — 1.4%
Coinbase Global Inc., 0.50%, 06/01/26	8,325	5,378,450
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27	2,025	2,447,172
LendingTree Inc., 0.50%, 07/15/25	2,136	1,613,727
SoFi Technologies Inc., 0.00% 10/15/26(a)(b)	7,018	5,030,502
Upstart Holdings Inc., 0.25%, 08/15/26	3,900	2,225,847

		16,695,698

Electric — 3.2%
Alliant Energy Corp., 3.88%, 03/15/26(a)	3,500	3,626,770
Duke Energy Corp., 4.13%, 04/15/26	10,856	11,076,051
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	3,297	3,399,372
Ormat Technologies Inc., 2.50%, 07/15/27(a)	2,450	2,775,335
PPL Capital Funding Inc., 2.88%, 03/15/28 (Call 03/20/26)(a)	5,700	5,718,696
Southern Co. (The), 3.88%, 12/15/25(a)	10,700	11,028,276

		37,624,500

Electronics — 0.4%
Itron Inc., 0.00% 03/15/26(b)	2,675	2,249,033

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Vishay Intertechnology Inc., 2.25%, 06/15/25	$2,609	$2,551,889

		4,800,922

Energy - Alternate Sources — 2.6%
Array Technologies Inc., 1.00%, 12/01/28	2,375	2,511,016
Enphase Energy Inc.
0.00%, 03/01/26(b)	3,593	3,428,297
0.00%, 03/01/28(b)	3,340	3,134,757
NextEra Energy Partners LP
0.00%, 06/15/24(a)(b)	2,925	2,723,497
0.00%, 11/15/25(a)(b)	3,420	3,139,355
2.50%, 06/15/26(a)	2,900	2,589,381
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	3,585	4,449,738
Stem Inc., 0.50%, 12/01/28(a)	2,678	1,392,480
Sunnova Energy International Inc.
0.25%, 12/01/26	3,250	2,499,152
2.63%, 02/15/28(a)	3,500	2,832,970
Sunrun Inc., 0.00% 02/01/26(b)	2,300	1,539,252

		30,239,895

Entertainment — 2.5%
Cinemark Holdings Inc., 4.50%, 08/15/25	2,665	3,711,652
DraftKings Inc., 0.00% 03/15/28(b)	7,400	5,308,982
Live Nation Entertainment Inc.
2.00%, 02/15/25	2,463	2,398,740
3.13%, 01/15/29(a)	5,825	5,654,502
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(b)	3,405	3,310,137
3.25%, 12/15/27(a)	3,350	3,294,156
Penn National Gaming Inc., 2.75%, 05/15/26	1,839	2,620,667
Vail Resorts Inc., 0.00% 01/01/26(b)	3,275	2,954,803

		29,253,639

Food — 0.8%
Beyond Meat Inc., 0.00% 03/15/27(b)	6,825	1,497,268
Chefs’ Warehouse Inc. (The), 2.38%, 12/15/28(a)	1,675	1,685,737
Freshpet Inc., 3.00%, 04/01/28	2,500	3,011,325
Post Holdings Inc., 2.50%, 08/15/27(a)	3,275	3,433,870

		9,628,200

Health Care - Products — 5.5%
Alphatec Holdings Inc., 0.75%, 08/01/26	1,758	1,802,776
CONMED Corp., 2.25%, 06/15/27(a)	4,600	4,986,722
Envista Holdings Corp., 2.38%, 06/01/25	3,326	6,305,863
Exact Sciences Corp.
0.38%, 03/15/27	3,355	3,065,698
0.38%, 03/01/28	5,610	4,857,587
2.00%, 03/01/30	3,500	3,768,380
Glaukos Corp., 2.75%, 06/15/27	1,548	1,866,548
Haemonetics Corp., 0.00% 03/01/26(b)	2,895	2,465,208
Insulet Corp., 0.38%, 09/01/26	4,615	6,893,426
Integer Holdings Corp., 2.13%, 02/15/28(a)	2,900	3,318,644
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	3,318	3,207,743
Lantheus Holdings Inc., 2.63%, 12/15/27(a)	3,250	4,312,133
LivaNova USA Inc., 3.00%, 12/15/25	1,795	1,889,453
Natera Inc., 2.25%, 05/01/27	1,639	2,471,432
Novocure Ltd., 0.00% 11/01/25(b)	3,485	3,111,373
NuVasive Inc., 0.38%, 03/15/25	2,916	2,624,079
Omnicell Inc., 0.25%, 09/15/25	3,333	3,142,119
Repligen Corp., 0.38%, 07/15/24	1,829	2,563,837
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	4,450	377,983
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,600	1,464,800

		64,495,804

Security	Par (000)	Value

Health Care - Services — 0.9%
Accolade Inc., 0.50%, 04/01/26	$1,625	$1,325,626
Oak Street Health Inc., 0.00% 03/15/26(b)	5,250	5,206,110
Teladoc Health Inc., 1.25%, 06/01/27	5,740	4,583,964

		11,115,700

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 4.63%, 03/01/24	2,285	2,297,819

Home Builders — 0.4%
LCI Industries, 1.13%, 05/15/26	2,575	2,376,364
Winnebago Industries Inc., 1.50%, 04/01/25	1,675	1,863,940

		4,240,304

Internet — 19.6%
Airbnb Inc., 0.00% 03/15/26(b)	11,500	10,052,150
Booking Holdings Inc., 0.75%, 05/01/25	4,931	7,420,810
Etsy Inc.
0.13%, 10/01/26	3,782	5,065,913
0.13%, 09/01/27	3,823	3,358,429
0.25%, 06/15/28	5,625	4,572,619
Expedia Group Inc., 0.00% 02/15/26(b)	6,120	5,411,426
Farfetch Ltd., 3.75%, 05/01/27	2,275	1,721,424
Fiverr International Ltd., 0.00% 11/01/25(b)	2,614	2,219,312
fuboTV Inc., 3.25%, 02/15/26	2,675	1,143,349
Hello Group Inc., 1.25%, 07/01/25 (Call 07/01/23)	2,203	2,171,255
iQIYI Inc., 4.00%, 12/15/26 (Call 08/01/24)	3,285	2,927,986
JOYY Inc.
0.75%, 06/15/25 (Call 06/15/23)	2,855	2,832,474
1.38%, 06/15/26 (Call 06/15/24)	2,850	2,608,064
Lyft Inc., 1.50%, 05/15/25	4,265	3,803,911
Magnite Inc., 0.25%, 03/15/26	2,325	1,902,966
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	3,275	2,889,991
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	3,335	2,826,179
MercadoLibre Inc., 2.00%, 08/15/28	2,700	7,924,824
Okta Inc.
0.13%, 09/01/25	6,270	5,608,578
0.38%, 06/15/26	6,802	5,751,295
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	4,575	2,159,583
Palo Alto Networks Inc.
0.38%, 06/01/25	11,638	21,514,356
0.75%, 07/01/23	9,825	20,258,181
Perficient Inc., 0.13%, 11/15/26	2,195	1,730,582
Pinduoduo Inc., 0.00% 12/01/25 (Call 12/01/23)(b)	11,590	11,051,992
Q2 Holdings Inc., 0.75%, 06/01/26	1,755	1,423,867
RealReal Inc. (The), 1.00%, 03/01/28	1,850	712,879
Sea Ltd.
0.25%, 09/15/26	12,350	9,803,553
2.38%, 12/01/25	6,500	7,450,105
Shopify Inc., 0.13%, 11/01/25	5,387	4,757,583
Snap Inc.
0.00%, 05/01/27(b)	6,600	4,865,586
0.13%, 03/01/28	8,650	6,022,908
0.25%, 05/01/25	1,648	1,511,694
0.75%, 08/01/26	4,890	4,222,759
Spotify USA Inc., 0.00% 03/15/26(b)	8,595	7,252,977
TechTarget Inc., 0.00% 12/15/26(b)	2,375	1,834,308
TripAdvisor Inc., 0.25%, 04/01/26 (Call 04/01/24)	1,950	1,634,354
Uber Technologies Inc., 0.00% 12/15/25(b)	6,795	5,925,716
Upwork Inc., 0.25%, 08/15/26	2,250	1,785,668
Vnet Group Inc., 0.00% 02/01/26 (Call 02/01/24)(b)	3,425	2,695,167
Wayfair Inc.
0.63%, 10/01/25	7,610	5,718,534

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.00%, 08/15/26	$5,420	$3,540,832
3.25%, 09/15/27(a)	3,975	3,404,269
Wix.com Ltd., 0.00% 08/15/25(b)	4,097	3,582,376
Ziff Davis Inc., 1.75%, 11/01/26(a)	3,106	2,974,740
Zillow Group Inc.
0.75%, 09/01/24	3,511	4,067,739
1.38%, 09/01/26	2,900	3,397,611
2.75%, 05/15/25	3,350	3,408,457

		230,921,331

Iron & Steel — 0.7%
Allegheny Technologies Inc., 3.50%, 06/15/25	1,669	4,213,274
U.S. Steel Corp., 5.00%, 11/01/26	1,982	3,611,283

		7,824,557

Leisure Time — 3.4%
Callaway Golf Co., 2.75%, 05/01/26	1,473	2,054,732
Carnival Corp.
5.75%, 10/01/24	2,475	2,917,332
5.75%, 12/01/27(a)	6,525	6,721,207
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51 (Call 03/27/25)(a)	1,875	1,449,619
NCL Corp. Ltd.
1.13%, 02/15/27	6,600	4,799,454
2.50%, 02/15/27	2,750	2,088,157
5.38%, 08/01/25	2,555	2,733,697
Peloton Interactive Inc., 0.00% 02/15/26(b)	5,635	4,189,284
Royal Caribbean Cruises Ltd.
4.25%, 06/15/23	2,042	2,073,733
6.00%, 08/15/25(a)	6,700	10,235,322
Virgin Galactic Holdings Inc, 2.50%, 02/01/27(a)	2,588	1,059,760

		40,322,297

Lodging — 0.3%
Huazhu Group Ltd., 3.00%, 05/01/26 (Call 05/01/24), (Put 05/01/24)	2,804	3,656,724

Machinery — 0.7%
Chart Industries Inc., 1.00%, 11/15/24	1,445	3,329,222
Middleby Corp. (The), 1.00%, 09/01/25	4,457	5,405,985

		8,735,207

Manufacturing — 0.5%
Axon Enterprise Inc., 0.50%, 12/15/27(a)	3,908	4,414,203
John Bean Technologies Corp., 0.25%, 05/15/26	2,200	2,027,608

		6,441,811

Media — 4.2%
Cable One Inc.
0.00%, 03/15/26(b)	3,275	2,681,374
1.13%, 03/15/28	1,866	1,442,642
DISH Network Corp.
0.00%, 12/15/25(b)	11,585	5,709,551
2.38%, 03/15/24	5,735	4,961,176
3.38%, 08/15/26	17,408	8,283,597
Liberty Broadband Corp., 3.13%, 03/31/53 (Call 04/06/26)(a)	7,700	7,621,999
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	1,850	1,936,173
Liberty Latin America Ltd., 2.00%, 07/15/24	2,321	2,160,015
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	5,300	5,163,048
2.75%, 12/01/49 (Call 12/01/24)(a)	3,437	3,123,099
3.75%, 03/15/28	3,500	3,552,255

Security	Par (000)	Value

Media (continued)
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27(a)	$2,775	$2,950,325

		49,585,254

Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27	1,550	1,023,140

Mining — 0.4%
Lithium Americas Corp., 1.75%, 01/15/27	1,425	1,106,940
MP Materials Corp., 0.25%, 04/01/26(a)	3,975	3,395,922

		4,502,862

Oil & Gas — 2.8%
CNX Resources Corp., 2.25%, 05/01/26	2,060	2,788,066
EQT Corp., 1.75%, 05/01/26	2,340	5,593,513
Nabors Industries Inc., 1.75%, 06/15/29(a)	1,450	1,124,069
Northern Oil & Gas Inc., 3.63%, 04/15/29(a)	2,900	3,260,702
Peabody Energy Corp., 3.25%, 03/01/28 (Call 03/01/25)	1,825	2,649,882
Pioneer Natural Resources Co., 0.25%, 05/15/25	5,124	11,695,735
Transocean Inc.
4.00%, 12/15/25	1,675	2,367,277
4.63%, 09/30/29(a)	1,650	3,198,145

		32,677,389

Pharmaceuticals — 3.4%
Aphria Inc., 5.25%, 06/01/24(a)	1,600	1,503,776
Dexcom Inc.
0.25%, 11/15/25	7,145	7,783,763
0.75%, 12/01/23	4,479	13,328,739
Herbalife Nutrition Ltd.
2.63%, 03/15/24	1,535	1,466,355
4.25%, 06/15/28(a)	1,575	1,782,144
Jazz Investments I Ltd.
1.50%, 08/15/24	3,347	3,205,355
2.00%, 06/15/26	5,825	6,339,813
Pacira BioSciences Inc., 0.75%, 08/01/25	2,285	2,160,742
Revance Therapeutics Inc., 1.75%, 02/15/27	1,621	1,975,334

		39,546,021

Real Estate — 0.6%
Radius Global Infrastructure Inc., 2.50%, 09/15/26(a)	1,475	1,440,913
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.25%, 06/15/26	2,325	1,707,852
Redfin Corp.
0.00%, 10/15/25(b)	2,708	1,985,939
0.50%, 04/01/27	3,300	2,050,422

		7,185,126

Real Estate Investment Trusts — 1.0%
Arbor Realty Trust Inc., 7.50%, 08/01/25(a)	1,625	1,527,289
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	1,697	1,375,113
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4,270	3,658,536
PennyMac Corp., 5.50%, 03/15/26	1,910	1,655,378
Summit Hotel Properties Inc., 1.50%, 02/15/26	1,620	1,357,236
Two Harbors Investment Corp., 6.25%, 01/15/26	1,575	1,351,649
Uniti Group Inc., 7.50%, 12/01/27(a)	1,800	1,302,156

		12,227,357

Retail — 1.1%
Burlington Stores Inc., 2.25%, 04/15/25	2,252	2,535,212
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	2,125	1,772,462
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	1,700	1,511,555
Guess? Inc., 3.75%, 04/15/28	2,000	2,013,100
National Vision Holdings Inc., 2.50%, 05/15/25	2,247	2,232,305
Patrick Industries Inc., 1.75%, 12/01/28	1,425	1,290,679

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Shake Shack Inc., 0.00% 03/01/28(b)	$1,400	$1,026,158
Vroom Inc., 0.75%, 07/01/26	2,300	824,596

		13,206,067

Semiconductors — 3.7%
Impinj Inc., 1.13%, 05/15/27	1,625	1,753,018
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26	2,525	2,426,298
Microchip Technology Inc., 0.13%, 11/15/24	3,825	4,044,899
ON Semiconductor Corp.
0.00%, 05/01/27(b)	4,600	6,764,162
0.50%, 03/01/29 (Call 03/06/26)(a)	8,839	8,544,750
Semtech Corp., 1.63%, 11/01/27(a)	1,725	1,447,085
Silicon Laboratories Inc., 0.63%, 06/15/25 (Call 06/20/23)	3,016	3,641,156
Wolfspeed Inc.
0.25%, 02/15/28	4,425	3,195,912
1.75%, 05/01/26	3,251	3,936,863
1.88%, 12/01/29(a)	10,300	7,622,721

		43,376,864

Software — 15.4%
Akamai Technologies Inc.
0.13%, 05/01/25	6,612	6,821,931
0.38%, 09/01/27	6,701	6,331,507
Alteryx Inc.
0.50%, 08/01/24	2,250	2,077,425
1.00%, 08/01/26	2,342	1,934,586
Bandwidth Inc., 0.50%, 04/01/28	1,433	913,939
Bentley Systems Inc.
0.13%, 01/15/26	3,990	3,763,647
0.38%, 07/01/27	3,275	2,766,131
BigCommerce Holdings Inc., 0.25%, 10/01/26	1,875	1,445,175
Bilibili Inc.
0.50%, 12/01/26 (Call 12/01/24)	2,500	2,115,150
1.25%, 06/15/27 (Call 06/15/23)	4,259	4,226,163
1.38%, 04/01/26 (Call 04/01/24)	2,640	2,926,466
Bill.com Holdings Inc.
0.00%, 12/01/25(b)	6,545	6,000,129
0.00%, 04/01/27(b)	3,475	2,743,791
Blackline Inc.
0.00%, 03/15/26(b)	6,540	5,500,925
0.13%, 08/01/24	1,463	1,473,621
Box Inc., 0.00% 01/15/26(b)	1,925	2,242,433
Ceridian HCM Holding Inc., 0.25%, 03/15/26	3,298	2,880,473
Cloudflare Inc., 0.00% 08/15/26(b)	7,425	6,115,007
Confluent Inc., 0.00% 01/15/27(b)	6,425	5,110,316
Datadog Inc., 0.13%, 06/15/25	4,254	4,459,170
DigitalOcean Holdings Inc., 0.00% 12/01/26(b)	8,650	6,763,867
DocuSign Inc, 0.00% 01/15/24(b)	4,010	3,846,753
Dropbox Inc.
0.00%, 03/01/26(b)	4,040	3,579,925
0.00%, 03/01/28(b)	3,945	3,371,002
Envestnet Inc., 0.75%, 08/15/25	4,160	3,864,349
Everbridge Inc., 0.00% 03/15/26(b)	2,200	1,804,088
Fastly Inc., 0.00% 03/15/26(b)	4,150	3,328,175
Five9 Inc., 0.50%, 06/01/25	4,310	3,960,157
Guidewire Software Inc., 1.25%, 03/15/25	2,274	2,192,000
HubSpot Inc., 0.38%, 06/01/25	2,614	4,067,959
Jamf Holding Corp., 0.13%, 09/01/26	2,075	1,721,628
LivePerson Inc., 0.00% 12/15/26(b)	2,935	1,879,545

Security	Par/ Shares (000)	Value

Software (continued)
MicroStrategy Inc.
0.00%, 02/15/27(b)	$6,125	$3,711,934
0.75%, 12/15/25	3,675	3,766,765
Model N Inc., 1.88%, 03/15/28	1,500	1,473,585
MongoDB Inc., 0.25%, 01/15/26	6,589	8,687,794
NextGen Healthcare Inc., 3.75%, 11/15/27(a)	1,550	1,528,037
Nutanix Inc., 0.25%, 10/01/27	3,475	2,873,929
PagerDuty Inc., 1.25%, 07/01/25	1,625	1,720,550
Pegasystems Inc., 0.75%, 03/01/25	3,257	2,941,299
Progress Software Corp., 1.00%, 04/15/26	2,025	2,155,390
RingCentral Inc.
0.00%, 03/01/25(b)	5,728	5,091,676
0.00%, 03/15/26(b)	3,796	3,080,226
Splunk Inc.
0.50%, 09/15/23	4,518	4,426,285
1.13%, 09/15/25	4,956	4,694,769
1.13%, 06/15/27	7,566	6,474,151
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	1,853	1,524,055
Tyler Technologies Inc., 0.25%, 03/15/26	3,465	3,477,024
Unity Software Inc., 0.00% 11/15/26(b)	9,900	7,702,101
Verint Systems Inc., 0.25%, 04/15/26	1,835	1,622,892
Workiva Inc., 1.13%, 08/15/26	1,925	2,556,265

		181,736,160

Telecommunications — 0.9%
GDS Holdings Ltd., 2.00%, 06/01/25 (Call 06/01/23), (Put 06/01/23)	1,670	1,649,793
Infinera Corp., 3.75%, 08/01/28(a)	2,150	2,551,878
InterDigital Inc., 3.50%, 06/01/27(a)	2,575	2,790,631
Nice Ltd., 0.00% 09/15/25(b)	2,579	2,416,497
Viavi Solutions Inc., 1.63%, 03/15/26	1,500	1,455,555

		10,864,354

Transportation — 0.8%
Air Transport Services Group Inc., 1.13%, 10/15/24	1,432	1,368,863
CryoPort Inc., 0.75%, 12/01/26(a)	2,300	1,805,155
ZTO Express Cayman Inc., 1.50%, 09/01/27 (Call 09/02/25), (Put 09/02/25)(a)	6,025	6,334,926

		9,508,944

Trucking & Leasing — 0.1%
Greenbrier Cos. Inc. (The), 2.88%, 04/15/28	2,150	1,761,839

Total Convertible Bonds — 98.7% (Cost: $1,481,666,478)		1,163,684,282

Common Stocks

Media — 0.0%
Gannett Co. Inc.(c)(d)	235	446,500

Total Common Stocks — 0.0% (Cost $1,359,643)		446,500

Total Long-Term Investments — 98.7% (Cost: $1,483,026,121)		1,164,130,782

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	87	87,428

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	13,750	$13,750,000

Total Short-Term Securities — 1.2% (Cost: $13,837,428)		13,837,428

Total Investments — 99.9% (Cost: $1,496,863,549)		1,177,968,210

Other Assets Less Liabilities — 0.1%		1,557,144

Net Assets — 100.0%		$ 1,179,525,354

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$310,355	$—		$(223,158	)(a)	$145	$86	$87,428	87	$450	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	10,280,000	3,470,000	(a)	—		—	—	13,750,000	13,750	224,629		14

						$145	$86	$13,837,428		$225,079		$14

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$1,163,684,282	$—	$1,163,684,282
Common Stocks	446,500	—	—	446,500
Short-Term Securities
Money Market Funds	13,837,428	—	—	13,837,428

	$14,283,928	$1,163,684,282	$—	$1,177,968,210

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) April 30, 2023	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Manufacturers — 5.2%
American Honda Finance Corp.
5.23%, 05/10/23, (3-mo. LIBOR US + 0.370%)(a)	$12,442	$12,439,636
5.43%, 09/08/23, (3-mo. LIBOR US + 0.420%)(a)	8,697	8,683,867
5.48%, 01/12/24, (3-mo. LIBOR US + 0.280%)(a)(b)	16,779	16,709,703
5.76%, 01/12/26, (1-day SOFR + 0.920%)(a)	15,400	15,289,582
BMW U.S. Capital LLC
5.10%, 08/12/24, (1-day SOFR + 0.380%)(a)(c)	21,977	21,810,195
5.37%, 04/01/24, (1-day SOFR + 0.530%)(a)(c)	22,500	22,382,325
5.68%, 04/01/25, (1-day SOFR + 0.840%)(a)(c)	8,982	8,945,084
Daimler Trucks Finance North America LLC
5.29%, 06/14/23, (1-day SOFR + 0.500%)(a)(c)	10,277	10,267,340
5.41%, 12/14/23, (1-day SOFR + 0.500%)(a)(b)(c)	7,765	7,731,533
5.56%, 12/13/24, (1-day SOFR + 0.750%)(a)(c)	12,960	12,832,603
5.84%, 04/05/24, (1-day SOFR + 0.750%)(a)(b)(c)	23,320	23,247,475
General Motors Financial Co. Inc.
5.46%, 10/15/24, (1-day SOFR + 0.620%)(a)	14,443	14,219,567
5.55%, 03/08/24, (1-day SOFR + 0.760%)(a)	16,065	15,876,718
5.80%, 02/26/27, (1-day SOFR + 0.620%)(a)	11,285	10,995,314
5.93%, 11/17/23, (1-day SOFR + 1.200%)(a)	24,333	24,261,218
6.14%, 04/07/25, (1-day SOFR + 1.040%)(a)(b)	11,370	11,321,450
Mercedes-Benz Finance North America LLC
5.65%, 05/04/23, (3-mo. LIBOR US + 0.840%)(a)(b)(c)	7,614	7,611,259
5.77%, 03/30/25	25,000	25,033,750
Toyota Motor Credit Corp.
5.08%, 06/18/24, (1-day SOFR + 0.260%)(a)(b)	11,709	11,608,771
5.09%, 09/13/24, (1-day SOFR + 0.290%)(a)	15,280	15,125,978
5.16%, 01/13/25, (1-day SOFR + 0.290%)(a)	11,734	11,615,839
5.17%, 01/11/24, (1-day SOFR + 0.330%)(a)(b)	23,188	23,096,175
5.40%, 01/10/25, (1-day SOFR + 0.560%)(a)	20,250	20,077,267
5.45%, 03/22/24, (1-day SOFR + 0.320%)(a)(b)	5,831	5,810,300
Volkswagen Group of America Finance LLC, 5.73%, 06/07/24, (1-day SOFR + 0.950%)(a)(c)	23,365	23,341,401

		380,334,350

Banks — 49.2%
American Express Co.
6.16%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(a)(b)	17,034	17,038,599
6.16%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.180%)(a)	19,705	19,748,548
ANZ New Zealand Int’l Ltd./London, 5.34%, 02/18/25, (1-day SOFR + 0.600%)(a)(c)	14,664	14,541,702
ASB Bank Ltd., 6.11%, 06/14/23, (3-mo. LIBOR US + 0.970%)(a)(b)(c)	6,797	6,798,563
Banco Santander SA, 5.98%, 05/24/24, (1-day SOFR + 1.240%)(a)(b)	20,800	20,792,720
Bank of America Corp.
5.53%, 04/22/25 (Call 04/22/24), (1-day SOFR + 0.690%)(a)	21,812	21,636,195
5.57%, 10/24/24 (Call 10/24/23), (1-day SOFR + 0.730%)(a)(b)	13,022	12,988,533
5.58%, 02/05/26 (Call 02/05/25), (3-mo. LIBOR US + 0.770%)(a)(b)	54,910	54,612,937
5.63%, 09/15/26, (3-mo. LIBOR US + 0.760%)(a)	11,935	11,658,227
5.75%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	18,100	17,802,436
5.81%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.970%)(a)(b)	21,205	20,912,583

Security	Par (000)	Value

Banks (continued)
5.94%, 04/25/25 (Call 04/27/24), (1-day SOFR + 1.100%)(a)(b)	$16,835	$16,787,020
6.17%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)(b)	6,250	6,253,188
6.23%, 07/23/24 (Call 07/23/23), (3-mo. LIBOR US + 0.960%)(a)	20,176	20,180,842
Series 2025, 5.36%, 02/04/25 (Call 02/04/24), (1-day SOFR + 0.660%)(a)	27,555	27,360,462
Bank of Montreal
5.08%, 09/15/23, (1-day SOFR + 0.265%)(a)	20,629	20,599,707
5.14%, 12/08/23, (1-day SOFR + 0.350%)(a)(b)	19,680	19,609,349
5.16%, 07/09/24, (1-day SOFR + 0.320%)(a)(b)	12,035	11,921,029
5.30%, 01/10/25, (1-day SOFR + 0.465%)(a)(b)	19,741	19,556,224
5.43%, 09/15/26, (1-day SOFR + 0.620%)(a)(b)	14,546	14,270,353
5.50%, 03/08/24, (1-day SOFR + 0.710%)(a)(b)	17,724	17,680,753
5.51%, 12/12/24, (1-day SOFR + 0.710%)(a)	10,745	10,681,497
5.85%, 06/07/25, (1-day SOFR + 1.060%)(a)	10,520	10,484,127
Bank of New York Mellon Corp., 5.46%, 04/25/25 (Call 03/25/25), (1-day SOFR + 0.620%)(a)(b)	14,605	14,498,530
Bank of New York Mellon Corp. (The)
5.10%, 04/26/24 (Call 03/26/24), (1-day SOFR + 0.260%)(a)(b)	9,919	9,864,644
Series J, 5.04%, 10/25/24 (Call 09/25/24), (1-day SOFR + 0.200%)(a)(b)	2,011	1,990,669
Bank of New Zealand, 5.65%, 01/27/27, (1-day SOFR + 0.810%)(a)(b)(c)	13,425	13,308,068
Bank of Nova Scotia (The)
5.07%, 09/15/23, (1-day SOFR + 0.260%)(a)	18,398	18,355,317
5.22%, 07/31/24, (1-day SOFR + 0.380%)(a)	11,534	11,434,346
5.28%, 04/15/24, (1-day SOFR + 0.445%)(a)	24,652	24,535,396
5.30%, 01/10/25, (1-day SOFR + 0.460%)(a)(b)	9,625	9,524,611
5.32%, 03/02/26, (1-day SOFR + 0.545%)(a)	9,259	9,082,338
5.36%, 09/15/23, (1-day SOFR + 0.550%)(a)(b)	54,048	54,024,219
5.42%, 09/15/26, (1-day SOFR + 0.610%)(a)(b)	13,595	13,311,272
5.74%, 04/11/25, (1-day SOFR + 0.900%)(a)	13,125	13,065,806
5.76%, 03/11/24, (1-day SOFR + 0.960%)(a)	7,617	7,612,658
Banque Federative du Credit Mutuel SA
5.11%, 02/04/25, (1-day SOFR + 0.410%)(a)(b)(c)	24,021	23,724,581
6.21%, 07/20/23, (3-mo. LIBOR US + 0.960%)(a)(c)	9,905	9,908,467
Barclays PLC, 6.25%, 05/16/24 (Call 05/16/23),
(3-mo. LIBOR US + 1.380%)(a)	55,392	55,376,490
BPCE SA
5.41%, 01/14/25, (1-day SOFR + 0.570%)(a)(c)	6,765	6,687,811
6.39%, 09/12/23, (3-mo. LIBOR US + 1.240%)(a)(c)	16,606	16,618,455
Canadian Imperial Bank of Commerce
5.17%, 06/22/23, (1-day SOFR + 0.340%)(a)	19,415	19,407,040
5.20%, 12/14/23, (1-day SOFR + 0.400%)(a)(b)	15,306	15,252,123
5.26%, 10/18/24, (1-day SOFR + 0.420%)(a)	19,855	19,688,615
5.78%, 04/07/25, (1-day SOFR + 0.940%)(a)	21,780	21,675,674
5.81%, 09/13/23, (3-mo. LIBOR US + 0.660%)(a)(b)	7,206	7,211,765
Citigroup Inc.
5.51%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(a)	14,486	14,346,500
5.53%, 01/25/26 (Call 01/25/25), (1-day SOFR + 1.528%)(a)(b)	16,296	16,063,782
5.57%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)(b)	19,095	18,680,829
5.98%, 05/17/24 (Call 05/17/23), (3-mo. LIBOR US + 1.100%)(a)	55,010	55,018,251

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.99%, 06/01/24 (Call 06/01/23), (3-mo. LIBOR US + 1.023%)(a)	$40,894	$40,882,141
6.04%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)(b)	16,860	16,798,630
6.13%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(a)	20,140	20,176,252
6.35%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.280%)(a)(b)	16,865	16,944,266
6.43%, 07/01/26 (Call 07/01/25), (3-mo. LIBOR US + 1.250%)(a)(b)	14,580	14,612,513
Commonwealth Bank of Australia
5.24%, 07/07/25, (1-day SOFR + 0.400%)(a)(c)	53,521	52,955,283
5.33%, 06/15/26, (1-day SOFR + 0.520%)(a)(c)	13,071	12,873,366
5.44%, 01/10/25, (1-day SOFR + 0.630%)(a)(b)(c)	15,500	15,436,915
5.54%, 03/14/25, (1-day SOFR + 0.400%)(a)(c)	44,375	44,277,375
5.55%, 03/13/26	18,736	18,636,699
5.77%, 03/14/27, (1-day SOFR + 0.740%)(a)(b)(c)	6,220	6,183,115
5.81%, 06/04/24, (3-mo. LIBOR US + 0.820%)(a)(b)(c)	8,765	8,803,741
Cooperatieve Rabobank UA/NY
5.14%, 01/12/24, (1-day SOFR + 0.300%)(a)(b)	27,805	27,692,112
5.22%, 01/10/25, (1-day SOFR + 0.300%)(a)	16,100	15,900,038
Credit Suisse AG/New York NY
5.09%, 08/09/23, (1-day SOFR + 0.380%)(a)(b)	32,390	31,737,018
5.23%, 02/02/24, (1-day SOFR + 0.390%)(a)	33,990	32,908,098
6.00%, 02/21/25, (1-day SOFR + 0.380%)(a)(b)	4,950	4,668,543
Credit Suisse Group AG, 6.39%, 06/12/24 (Call 06/12/23), (3-mo. LIBOR US + 1.240%)(a)(c)	30,965	30,248,780
Danske Bank A/S, 6.21%, 09/12/23, (3-mo. LIBOR US + 1.060%)(a)(b)(c)	10,844	10,844,000
DBS Group Holdings Ltd., 5.03%, 11/22/24, (1-day SOFR + 0.300%)(a)(c)	2,785	2,778,455
Deutsche Bank AG/New York NY
5.95%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)(b)	13,520	12,121,762
Series E, 5.20%, 11/08/23, (1-day SOFR + 0.500%)(a)	22,725	22,528,429
DNB Bank ASA, 5.67%, 03/28/25 (Call 03/28/24), (1-day SOFR + 0.830%)(a)(c)	13,709	13,620,988
Federation des Caisses Desjardins du Quebec, 5.18%, 05/21/24, (1-day SOFR + 0.430%)(a)(c)	8,676	8,625,072
Goldman Sachs Group Inc. (The)
5.30%, 09/10/24 (Call 09/10/23), (1-day SOFR + 0.500%)(a)	15,114	14,988,554
5.33%, 10/21/24 (Call 10/21/23), (1-day SOFR + 0.490%)(a)	19,491	19,294,531
5.54%, 01/24/25 (Call 01/24/24), (1-day SOFR + 0.620%)(a)(b)	11,520	11,436,365
5.58%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.540%)(a)	10,000	9,762,900
5.60%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.810%)(a)(b)	14,210	13,868,960
5.62%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.820%)(a)	9,200	8,977,360
5.76%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.920%)(a)	11,245	10,949,481
5.87%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.120%)(a)	13,770	13,546,513
6.20%, 03/15/24, (1-day SOFR + 1.390%)(a)(b)	10,225	10,248,109
6.55%, 11/29/23, (3-mo. LIBOR US + 1.600%)(a)	71,996	72,297,663
6.66%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.390%)(a)	11,825	11,899,143

Security	Par (000)	Value

Banks (continued)
7.02%, 10/28/27 (Call 10/28/26), (3-mo. LIBOR US + 1.750%)(a)(b)	$40,335	$40,798,852
Series ., 6.03%, 05/15/26 (Call 05/15/25), (3-mo. LIBOR US + 1.170%)(a)	59,485	59,226,240
HSBC Holdings PLC
5.32%, 11/22/24 (Call 11/22/23), (1-day SOFR + 0.580%)(a)	17,847	17,596,250
5.92%, 05/18/24 (Call 05/18/23), (3-mo. LIBOR US + 1.000%)(a)	71,140	71,136,443
6.22%, 03/10/26 (Call 03/10/25), (1-day SOFR + 0.580%)(a)(b)	11,380	11,365,320
6.38%, 03/11/25 (Call 03/11/24), (3-mo. LIBOR US + 1.230%)(a)(b)	19,383	19,276,587
6.53%, 09/12/26 (Call 09/12/25), (3-mo. LIBOR US + 0.380%)(a)(b)	25,153	25,086,345
Huntington National Bank (The), 5.92%, 05/16/25 (Call 05/16/24), (1-day SOFR + 1.190%)(a)	8,135	7,844,174
ING Groep NV
5.85%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.010%)(a)	15,765	15,376,708
6.18%, 10/02/23, (3-mo. LIBOR US + 1.000%)(a)(b)	19,316	19,311,557
6.48%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.010%)(a)(b)	9,764	9,811,062
JPMorgan Chase & Co.
5.31%, 06/01/25 (Call 06/01/24), (1-day SOFR + 0.535%)(a)(b)	17,529	17,355,989
5.40%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.600%)(a)	10,685	10,562,123
5.41%, 06/23/25 (Call 06/23/24), (1-day SOFR + 0.580%)(a)(b)	16,889	16,715,719
5.60%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)(b)	14,800	14,521,316
5.67%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.920%)(a)	21,451	21,305,562
5.72%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)(b)	19,165	18,844,753
5.77%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.970%)(a)	23,335	23,356,935
5.93%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.180%)(a)(b)	27,240	27,199,957
6.06%, 01/10/25 (Call 01/10/24), (3-mo. LIBOR US + 0.850%)(a)	18,728	18,717,325
6.16%, 07/23/24 (Call 07/23/23), (3-mo. LIBOR US + 0.890%)(a)	36,727	36,732,142
KeyBank NA/Cleveland OH, 5.12%, 06/14/24 (Call 06/14/23), (1-day SOFR + 0.320%)(a)(b)	10,550	10,329,716
Kreditanstalt fuer Wiederaufbau, 5.70%, 02/12/24, (1-day SOFR + 1.000%)(a)	51,750	52,099,830
Macquarie Bank Ltd., 6.13%, 03/21/25, (1-day SOFR + 0.300%)(a)(c)	18,160	18,239,359
Macquarie Group Ltd.
5.55%, 10/14/25 (Call 10/14/24), (1-day SOFR + 0.710%)(a)(c)	11,027	10,839,762
5.75%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.920%)(a)(b)(c)	15,245	14,855,490
Mitsubishi UFJ Financial Group Inc.
5.67%, 02/20/26 (Call 02/20/25), (1-day SOFR + 0.940%)(a)	39,000	38,618,970
6.13%, 07/26/23, (3-mo. LIBOR US + 0.860%)(a)(b)	53,125	53,094,719

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.18%, 09/12/25 (Call 09/12/24), (1-day SOFR + 1.385%)(a)	$13,050	$13,053,654
6.28%, 04/17/26 (Call 04/17/25)	26,000	26,066,820
6.49%, 07/18/25 (Call 07/18/24), (1-day SOFR + 1.650%)(a)(b)	12,385	12,427,109
Mizuho Financial Group Inc.
5.59%, 05/25/24 (Call 05/25/23), (3-mo. LIBOR US + 0.630%)(a)	39,820	39,815,222
5.62%, 09/08/24 (Call 09/08/23), (3-mo. LIBOR US + 0.610%)(a)	10,890	10,803,642
5.69%, 05/22/26 (Call 05/22/25), (1-day SOFR + 0.960%)(a)(b)	17,620	17,413,317
6.15%, 09/11/24 (Call 09/11/23), (3-mo. LIBOR US + 1.000%)(a)(b)	24,765	24,708,040
6.20%, 07/10/24 (Call 07/10/23), (3-mo. LIBOR US + 0.990%)(a)	14,880	14,870,179
Morgan Stanley
5.46%, 01/24/25 (Call 01/24/24), (1-day SOFR + 0.625%)(a)(b)	46,116	45,702,801
5.70%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.950%)(a)(b)	26,017	25,838,263
6.00%, 04/17/25 (Call 04/17/24), (1-day SOFR + 0.950%)(a)(b)	12,435	12,428,907
6.06%, 05/08/24 (Call 05/08/23), (3-mo. LIBOR US + 1.220%)(a)	54,801	54,803,740
National Australia Bank Ltd.
5.22%, 01/12/25, (1-day SOFR + 0.380%)(a)(c)	33,935	33,591,917
5.49%, 01/12/27, (1-day SOFR + 0.380%)(a)(b)(c)	14,055	13,838,975
National Australia Bank Ltd./New York, 5.65%, 06/09/25, (1-day SOFR + 0.860%)(a)(c)	20,710	20,669,408
National Bank of Canada, 5.19%, 08/06/24, (1-day SOFR + 0.490%)(a)(b)	12,720	12,617,477
Natwest Group PLC, 6.68%, 06/25/24 (Call 06/25/23), (3-mo. LIBOR US + 1.550%)(a)	32,028	32,014,548
NatWest Markets PLC
5.25%, 08/12/24, (1-day SOFR + 0.530%)(a)(c)	6,020	5,932,469
5.60%, 09/29/26, (1-day SOFR + 0.760%)(a)(c)	10,924	10,532,921
6.28%, 03/22/25, (1-day SOFR + 0.760%)(a)(b)(c)	16,050	15,951,453
Nordea Bank Abp, 5.74%, 06/06/25, (1-day SOFR + 0.960%)(a)(c)	9,945	9,896,767
Royal Bank of Canada
5.14%, 01/19/24, (1-day SOFR + 0.300%)(a)	24,959	24,859,164
5.18%, 10/07/24, (1-day SOFR + 0.340%)(a)	21,852	21,678,058
5.20%, 07/29/24, (1-day SOFR + 0.360%)(a)(b)	22,165	21,984,134
5.28%, 01/21/25, (1-day SOFR + 0.590%)(a)(b)	15,800	15,640,420
5.29%, 10/26/23, (1-day SOFR + 0.450%)(a)	32,508	32,456,962
5.36%, 01/20/26, (1-day SOFR + 0.525%)(a)(b)	11,148	10,974,649
5.41%, 04/27/26, (1-day SOFR + 0.570%)(a)(b)	11,848	11,648,243
5.43%, 11/02/26, (1-day SOFR + 0.590%)(a)	11,154	10,910,620
5.55%, 01/21/27, (1-day SOFR + 0.440%)(a)	9,891	9,708,511
5.88%, 10/05/23, (3-mo. LIBOR US + 0.660%)(a)	5,700	5,697,777
5.92%, 01/12/26, (1-day SOFR + 1.080%)(a)	10,160	10,144,354
Shinhan Bank Co. Ltd., 6.97%, 04/24/25, (3-mo. LIBOR US + 1.700%)(a)(d)	15,965	16,211,500
Skandinaviska Enskilda Banken AB
5.28%, 09/01/23, (3-mo. LIBOR US + 0.320%)(a)(c)	13,679	13,653,557
5.75%, 06/09/25, (1-day SOFR + 0.960%)(a)(c)	15,650	15,565,803
Societe Generale SA, 5.89%, 01/21/26 (Call 01/21/25), (1-day SOFR + 1.050%)(a)(c)	26,122	25,520,149

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC
5.68%, 11/23/25 (Call 11/23/24), (1-day SOFR + 0.930%)(a)(c)	$17,965	$17,675,045
6.58%, 03/30/26 (Call 03/30/25), (1-day SOFR + 0.930%)(a)(b)(c)	13,980	14,000,271
Sumitomo Mitsui Financial Group Inc.
5.72%, 01/14/27, (1-day SOFR + 0.880%)(a)	16,425	16,121,302
6.06%, 10/16/23, (3-mo. LIBOR US + 0.800%)(a)(b)	27,640	27,591,077
6.13%, 07/19/23, (3-mo. LIBOR US + 0.860%)(a)(b)	16,589	16,590,493
6.27%, 01/13/26, (1-day SOFR + 1.430%)(a)	8,000	8,025,840
Sumitomo Mitsui Trust Bank Ltd.
5.24%, 09/16/24, (1-day SOFR + 0.440%)(a)(c)	21,860	21,680,748
5.90%, 03/09/26	18,736	18,697,029
Svenska Handelsbanken AB, 5.71%, 06/10/25, (1-day SOFR + 0.910%)(a)(c)	15,450	15,419,718
Swedbank AB, 5.75%, 04/04/25, (1-day SOFR + 0.440%)(a)(c)	9,620	9,602,588
Toronto-Dominion Bank
5.25%, 01/10/25, (1-day SOFR + 0.590%)(a)(b)	8,610	8,522,350
5.70%, 03/08/24, (1-day SOFR + 0.410%)(a)	18,130	18,104,255
Toronto-Dominion Bank (The)
4.99%, 06/02/23, (1-day SOFR + 0.220%)(a)(b)	11,028	11,008,811
5.13%, 03/04/24, (1-day SOFR + 0.355%)(a)(b)	29,745	29,606,388
5.15%, 09/10/24, (1-day SOFR + 0.350%)(a)(b)	31,580	31,291,043
5.29%, 09/28/23, (1-day SOFR + 0.450%)(a)(b)	10,106	10,097,511
5.39%, 09/10/26, (1-day SOFR + 0.590%)(a)(b)	9,934	9,716,545
5.80%, 06/06/25, (1-day SOFR + 1.020%)(a)	14,615	14,572,470
5.91%, 07/19/23, (3-mo. LIBOR US + 0.640%)(a)(b)	12,127	12,129,183
Truist Bank, 5.04%, 01/17/24 (Call 05/30/23), (1-day SOFR + 0.200%)(a)(b)	37,099	36,598,905
Truist Financial Corp., 5.19%, 06/09/25 (Call 06/09/24), (1-day SOFR + 0.400%)(a)(b)	36,340	34,918,016
UBS AG/London
5.07%, 02/09/24, (1-day SOFR + 0.360%)(a)(c)	34,725	34,612,838
5.09%, 06/01/23, (1-day SOFR + 0.320%)(a)(b)(c)	32,794	32,786,785
5.16%, 08/09/24, (1-day SOFR + 0.450%)(a)(c)	36,025	35,709,061
5.31%, 01/13/25 (Call 12/13/24), (1-day SOFR + 0.450%)(a)(b)(c)	13,505	13,385,211
UBS Group AG, 6.30%, 05/12/26 (Call 05/12/25), (1-day SOFR + 1.580%)(a)(c)	20,875	20,911,949
United Overseas Bank Ltd, 5.54%, 04/07/25, (1-day SOFR + 0.700%)(a)(b)(c)	2,205	2,203,434
Westpac Banking Corp.
5.03%, 11/18/24, (1-day SOFR + 0.300%)(a)	16,872	16,737,193
5.30%, 06/03/26, (1-day SOFR + 0.520%)(a)(b)	10,170	10,020,908
5.58%, 05/15/23, (3-mo. LIBOR US + 0.720%)(a)	16,583	16,583,000
5.73%, 02/26/24, (3-mo. LIBOR US + 0.770%)(a)(b)	16,139	16,191,452
5.76%, 08/26/25, (1-day SOFR + 1.000%)(a)	21,040	21,059,357

		3,595,728,532

Beverages — 0.2%
PepsiCo Inc., 5.12%, 02/13/26, (1-day SOFR + 0.400%)(a)	18,674	18,653,085

Chemicals — 0.1%
DuPont de Nemours Inc., 5.97%, 11/15/23, (3-mo. LIBOR US + 1.110%)(a)(b)	8,816	8,842,889

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.52%, 09/29/23, (1-day SOFR + 0.680%)(a)	16,055	15,989,496

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
4.92%, 11/03/23, (1-day SOFR + 0.230%)(a)	$13,133	$13,080,731
5.35%, 11/04/26 (Call 10/04/26), (1-day SOFR + 0.650%)(a)	23,613	23,277,931
5.41%, 05/03/24, (1-day SOFR + 0.720%)(a)(b)	19,800	19,758,222
5.49%, 02/13/26 (Call 01/13/26), (1-day SOFR + 0.760%)(a)(b)	24,887	24,705,823
5.55%, 08/03/23 (Call 07/03/23), (3-mo. LIBOR US + 0.750%)(a)(b)	13,065	13,058,206
5.71%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(a)(b)	9,156	9,141,259
BOC Aviation Ltd., 6.26%, 09/26/23 (Call 08/27/23), (3-mo. LIBOR US + 1.125%)(a)(d)	15,975	15,973,882
Capital One Financial Corp.
5.48%, 12/06/24 (Call 12/06/23), (1-day SOFR + 0.690%)(a)(b)	17,815	17,439,103
6.07%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.350%)(a)(b)	15,400	15,214,584
Charles Schwab Corp., 5.83%, 03/03/27 (Call 02/03/27), (1-day SOFR + 0.520%)(a)(b)	21,680	20,828,626
Charles Schwab Corp. (The)
5.24%, 05/13/26 (Call 04/13/26), (1-day SOFR + 0.520%)(a)	20,732	19,877,427
5.32%, 03/18/24 (Call 02/18/24), (1-day SOFR + 0.500%)(a)(b)	28,894	28,583,967

		236,929,257

Electric — 3.6%
American Electric Power Co. Inc., Series A, 5.78%, 11/01/23 (Call 05/30/23), (3-mo. LIBOR US + 0.480%)(a)	20,500	20,470,480
CenterPoint Energy Inc., 5.37%, 05/13/24 (Call 05/15/23), (1-day SOFR + 0.650%)(a)(b)	25,688	25,615,560
Dominion Energy Inc., Series D, 5.40%, 09/15/23 (Call 05/19/23), (3-mo. LIBOR US + 0.530%)(a)(b)	34,403	34,355,868
Duke Energy Corp., 5.05%, 06/10/23, (1-day SOFR + 0.250%)(a)(b)	9,181	9,173,655
Eversource Energy, 4.97%, 08/15/23, (1-day SOFR + 0.250%)(a)(b)	5,602	5,585,698
Florida Power & Light Co.
4.96%, 05/10/23 (Call 05/09/23), (1-day SOFR + 0.250%)(a)(b)	31,876	31,861,337
5.22%, 01/12/24 (Call 05/09/23), (1-day SOFR + 0.250%)(a)(b)	33,656	33,478,296
National Rural Utilities Cooperative Finance Corp.
5.10%, 08/07/23, (1-day SOFR + 0.330%)(a)(b)	1,955	1,953,377
Series D, 5.17%, 10/18/24, (1-day SOFR + 0.330%)(a)(b)	12,355	12,331,773
NextEra Energy Capital Holdings Inc.
5.09%, 11/03/23 (Call 05/30/23), (1-day SOFR + 0.400%)(a)	36,610	36,497,607
5.84%, 03/21/24 (Call 05/30/23), (1-day SOFR + 0.400%)(a)(b)	13,400	13,376,952
Southern California Edison Co., 5.67%, 04/01/24 (Call 05/30/23), (1-day SOFR + 0.830%)(a)	15,963	15,851,738
Southern Co. (The), Series 2021, 5.08%, 05/10/23, (1-day SOFR + 0.370%)(a)(b)	22,675	22,658,901

		263,211,242

Security	Par (000)	Value

Entertainment — 0.2%
Magallanes Inc., 6.59%, 03/15/24, (1-day SOFR + 1.310%)(a)(c)	$16,330	$16,371,641

Food — 0.2%
General Mills Inc., 6.27%, 10/17/23, (3-mo. LIBOR US + 1.010%)(a)(b)	12,894	12,922,367

Gas — 0.4%
Southern California Gas Co., 5.49%, 09/14/23 (Call 05/30/23), (3-mo. LIBOR US + 0.350%)(a)(b)	17,032	16,982,948
Spire Missouri Inc., 5.27%, 12/02/24 (Call 05/30/23), (1-day SOFR + 0.370%)(a)	12,065	11,955,570

		28,938,518

Health Care - Products — 0.6%
Baxter International Inc.
5.03%, 12/01/23, (1-day SOFR + 0.260%)(a)(b)	11,760	11,698,613
5.20%, 11/29/24 (Call 10/29/24), (1-day SOFR + 0.440%)(a)	375	368,771
Thermo Fisher Scientific Inc.
5.23%, 10/18/23 (Call 05/30/23), (1-day SOFR + 0.390%)(a)	18,885	18,826,456
5.37%, 10/18/24 (Call 05/30/23), (1-day SOFR + 0.530%)(a)	16,877	16,857,254

		47,751,094

Health Care - Services — 0.7%
Roche Holdings Inc.
5.02%, 03/05/24, (1-day SOFR + 0.240%)(a)(c)	7,844	7,822,821
5.13%, 09/11/23, (1-day SOFR + 0.240%)(a)(c)	18,560	18,538,471
5.36%, 03/10/25, (1-day SOFR + 0.330%)(a)(c)	25,305	25,220,228

		51,581,520

Insurance — 6.1%
AIG Global Funding, 5.19%, 12/15/23, (1-day SOFR + 0.380%)(a)(b)(c)	8,800	8,789,264
Athene Global Funding
5.30%, 08/19/24, (1-day SOFR + 0.560%)(a)(c)	14,370	14,065,212
5.45%, 05/24/24, (1-day SOFR + 0.700%)(a)(c)	57,110	56,522,909
5.55%, 01/07/25, (1-day SOFR + 0.715%)(a)(c)	8,815	8,587,573
Brighthouse Financial Global Funding, 5.60%, 04/12/24, (1-day SOFR + 0.760%)(a)(c)	13,380	13,226,665
GA Global Funding Trust
5.30%, 09/13/24, (1-day SOFR + 0.500%)(a)(b)(c)	19,240	18,653,373
6.20%, 04/11/25, (1-day SOFR + 0.500%)(a)(c)	14,190	13,829,148
Jackson National Life Global Funding, 5.99%, 06/28/24, (1-day SOFR + 1.150%)(a)(c)	900	897,030
MassMutual Global Funding II
4.99%, 06/02/23, (1-day SOFR + 0.220%)(a)(b)(c)	2,806	2,804,850
5.11%, 10/21/24, (1-day SOFR + 0.270%)(a)(b)(c)	17,498	17,418,034
5.20%, 04/12/24, (1-day SOFR + 0.360%)(a)(b)(c)	21,862	21,784,171
5.69%, 03/21/25, (1-day SOFR + 0.270%)(a)(c)	3,300	3,293,136
Metropolitan Life Global Funding I
5.14%, 09/27/24, (1-day SOFR + 0.300%)(a)(b)(c)	4,680	4,641,905
5.16%, 01/07/24, (1-day SOFR + 0.320%)(a)(b)(c)	13,367	13,321,018
5.73%, 03/21/25, (1-day SOFR + 0.910%)(a)(c)	13,184	13,151,172
New York Life Global Funding
5.03%, 06/30/23, (1-day SOFR + 0.190%)(a)(c)	2,269	2,268,183
5.15%, 04/26/24, (1-day SOFR + 0.310%)(a)(b)(c)	7,101	7,073,590
5.17%, 01/14/25, (1-day SOFR + 0.190%)(a)(c)	9,960	9,866,077
5.20%, 10/21/23, (1-day SOFR + 0.360%)(a)(b)(c)	4,710	4,698,366
5.21%, 06/06/24, (1-day SOFR + 0.430%)(a)(b)(c)	21,845	21,765,921
5.27%, 06/09/26, (1-day SOFR + 0.480%)(a)(c)	15,805	15,387,748

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.45%, 04/21/25, (1-day SOFR + 0.330%)(a)(c)	$19,800	$19,813,068
5.49%, 05/02/25	29,000	28,983,470
5.77%, 04/02/26	18,000	18,022,500
Northwestern Mutual Global Funding, 5.17%, 03/25/24, (1-day SOFR + 0.330%)(a)(b)(c)	12,696	12,618,301
Pacific Life Global Funding II
5.40%, 06/04/26, (1-day SOFR + 0.620%)(a)(c)	16,700	16,202,507
5.58%, 12/06/24, (1-day SOFR + 0.800%)(a)(c)	8,000	7,950,800
5.64%, 03/30/25, (1-day SOFR+ 0.800%)(a)(c)	15,750	15,657,390
Pacific Life Global Funding II., 5.24%, 01/27/25, (1-day SOFR + 0.620%)(a)(b)(c)	4,455	4,403,411
Principal Life Global Funding II
5.14%, 08/23/24, (1-day SOFR + 0.380%)(a)(c)	6,056	6,023,479
5.29%, 04/12/24, (1-day SOFR + 0.450%)(a)(b)(c)	9,328	9,306,173
Protective Life Global Funding
5.82%, 03/28/25, (1-day SOFR + 0.380%)(a)(b)(c)	10,410	10,361,489
5.85%, 12/11/24, (1-day SOFR + 1.050%)(a)(c)	24,000	24,165,840

		445,553,773

Internet — 0.3%
Tencent Holdings Ltd., 6.12%, 04/11/24, (3-mo. LIBOR US + 0.910%)(a)(b)(d)	20,823	20,830,080

Machinery — 1.9%
Caterpillar Financial Services Corp.
4.98%, 05/17/24, (1-day SOFR + 0.245%)(a)(b)	17,375	17,301,504
5.01%, 01/10/24, (1-day SOFR + 0.170%)(a)	20,127	20,074,871
5.07%, 09/13/24, (1-day SOFR + 0.270%)(a)(b)	28,322	28,119,214
5.17%, 11/13/23, (1-day SOFR + 0.450%)(a)(b)	1,620	1,617,197
John Deere Capital Corp.
4.96%, 07/10/23, (1-day SOFR + 0.120%)(a)	12,688	12,669,349
5.04%, 10/11/24, (1-day SOFR + 0.200%)(a)(b)	20,249	20,108,269
5.33%, 03/07/25, (1-day SOFR + 0.200%)(a)(b)	9,130	9,064,721
5.33%, 03/03/26, (1-day SOFR + 0.570%)(a)	23,260	22,957,853
5.53%, 06/07/23, (3-mo. LIBOR US + 0.550%)(a)	9,809	9,801,741

		141,714,719

Manufacturing — 0.6%
3M Co., 5.17%, 02/14/24, (3-mo. LIBOR US + 0.300%)(a)(b)	10,402	10,388,893
General Electric Co., 5.19%, 05/05/26, (3-mo. LIBOR US + 0.380%)(a)(b)	33,388	32,931,920

		43,320,813

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.95%, 02/01/24 (Call 01/01/24), (3-mo. LIBOR US + 1.650%)(a)	29,406	29,479,809
Comcast Corp., 5.89%, 04/15/24, (3-mo. LIBOR US + 0.630%)(a)	17,576	17,566,861

		47,046,670

Multi-National — 1.3%
Inter-American Development Bank, 5.08%, 03/20/28(b)	35,100	34,925,904
International Bank for Reconstruction & Development, 5.21%, 01/12/27, (1-day SOFR + 0.370%)(a)	59,100	59,195,742

		94,121,646

Oil & Gas — 0.7%
Chevron Corp., 5.77%, 05/11/23, (3-mo. LIBOR US + 0.900%)(a)	14,270	14,267,860
Chevron USA Inc., 5.07%, 08/11/23, (3-mo. LIBOR US + 0.200%)(a)	16,660	16,658,334

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV, 5.27%, 11/13/23, (3-mo. LIBOR US + 0.400%)(a)(b)	$17,585	$17,591,858

		48,518,052

Pharmaceuticals — 1.2%
AstraZeneca PLC, 5.54%, 08/17/23, (3-mo. LIBOR US + 0.665%)(a)(b)	9,728	9,729,751
Bayer U.S. Finance II LLC, 5.88%, 12/15/23 (Call 11/15/23), (3-mo. LIBOR US + 1.010%)(a)(c)	43,975	43,947,736
Cigna Group (The), 6.15%, 07/15/23 (Call 06/15/23), (3-mo. LIBOR US + 0.890%)(a)(b)	27,683	27,658,085
Pfizer Inc., 5.20%, 09/15/23, (3-mo. LIBOR US + 0.330%)(a)(b)	7,573	7,556,112

		88,891,684

Pipelines — 0.3%
Enbridge Inc., 5.36%, 02/16/24, (1-day SOFR + 0.630%)(a)	20,690	20,628,344
TransCanada PipeLines Ltd., 6.31%, 03/09/26 (Call 03/09/24)(b)	500	503,075

		21,131,419

Real Estate Investment Trusts — 0.3%
Public Storage, 5.31%, 04/23/24 (Call 05/30/23), (1-day SOFR + 0.470%)(a)(b)	22,401	22,309,156

Retail — 0.1%
Starbucks Corp., 5.14%, 02/14/24 (Call 05/30/23), (1-day SOFR + 0.420%)(a)(b)	4,442	4,429,474

Savings & Loans — 0.1%
Nationwide Building Society, 6.02%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.290%)(a)(c)	4,258	4,086,232

Semiconductors — 0.2%
Analog Devices Inc., 5.09%, 10/01/24, (1-day SOFR + 0.250%)(a)	12,133	12,022,347

Telecommunications — 3.0%
AT&T Inc.
5.48%, 03/25/24 (Call 05/09/23), (1-day SOFR + 0.640%)(a)	24,726	24,673,334
6.33%, 06/12/24, (3-mo. LIBOR US + 1.180%)(a)	67,035	67,337,328
Verizon Communications Inc.
5.33%, 03/22/24, (1-day SOFR + 0.500%)(a)	15,789	15,773,211
5.61%, 03/20/26, (1-day SOFR + 0.790%)(a)	26,916	26,714,668
5.96%, 05/15/25 (Call 03/15/25), (3-mo. LIBOR US + 1.100%)(a)	69,661	69,960,542
Vodafone Group PLC, 6.25%, 01/16/24, (3-mo. LIBOR US + 0.990%)(a)(b)	17,181	17,227,389

		221,686,472

Total Corporate Bonds & Notes — 80.3% (Cost: $5,909,937,165)		5,876,927,032

Foreign Government and Agency Obligations(e)

Canada — 1.5%
CPPIB Capital Inc.
6.04%, 03/11/26, (1-day SOFR + 1.250%)(a)(c)	24,960	25,497,888
6.09%, 04/04/25, (1-day SOFR + 1.250%)(a)(b)(c)	47,800	48,575,794
PSP Capital Inc., 5.00%, 03/03/25, (1-day SOFR + 0.240%)(a)(c)	34,835	34,752,441

		108,826,123

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Netherlands — 0.0%
BNG Bank NV, 5.68%, 08/05/26, (1-day SOFR + 1.000%)(a)(c)	$1,700	$1,731,433

Norway — 1.3%
Kommunalbanken AS
5.00%, 10/27/23, (1-day SOFR + 0.160%)(a)(b)(c)	44,292	44,291,557
5.80%, 06/17/26, (1-day SOFR + 1.000%)(a)(c)	50,670	51,543,044

		95,834,601

South Korea — 0.4%
Export-Import Bank of Korea, 5.75%, 06/01/23, (3-mo. LIBOR US + 0.775%)(a)(b)	16,335	16,339,083
Korea Development Bank (The), 5.03%, 03/09/24, (1-day SOFR + 0.250%)(a)	12,235	12,216,036

		28,555,119

Supranational — 13.2%
Asian Development Bank
5.75%, 08/27/26, (1-day SOFR + 1.000%)(a)	39,725	40,560,417
5.80%, 06/16/26, (1-day SOFR + 1.000%)(a)	33,995	34,701,416
5.84%, 04/06/27, (1-day SOFR + 1.000%)(a)	42,758	43,750,413
Asian Infrastructure Investment Bank (The)
5.06%, 04/15/26, (1-day SOFR + 0.220%)(a)(b)(c)	2,000	1,992,860
5.34%, 08/16/27, (1-day SOFR + 0.620%)(a)(b)(c)	16,700	16,749,098
European Bank for Reconstruction & Development
5.03%, 04/14/26, (1-day SOFR + 0.190%)(a)(b)	76,930	76,866,148
5.12%, 10/15/24, (1-day SOFR + 0.280%)(a)	55,050	55,130,923
European Investment Bank
5.06%, 03/05/24, (1-day SOFR + 0.280%)(a)(c)	50,228	50,290,283
5.84%, 01/21/26, (1-day SOFR + 1.000%)(a)(b)(c)	53,730	54,798,152
Inter-American Development Bank
4.90%, 02/10/26, (1-day SOFR + 0.200%)(a)	54,134	54,023,567
4.92%, 02/04/25, (1-day SOFR + 0.250%)(a)	18,610	18,632,704
4.97%, 09/16/26, (1-day SOFR + 0.170%)(a)	57,727	57,445,292
5.12%, 04/12/27, (1-day SOFR + 0.170%)(a)	68,300	68,055,486
Inter-American Investment Corp., 5.09%, 03/22/24, (1-day SOFR + 0.270%)(a)	2,100	2,100,189
International Bank for Reconstruction & Development
4.98%, 08/06/24, (1-day SOFR + 0.300%)(a)	45,988	46,078,136
4.98%, 06/15/26, (1-day SOFR + 0.130%)(a)(b)	39,950	39,852,123
5.12%, 09/18/25, (1-day SOFR + 0.310%)(a)	44,480	44,580,970
5.13%, 09/23/26, (1-day SOFR + 0.310%)(a)(b)	51,700	51,749,632
5.16%, 08/19/27, (1-day SOFR + 0.430%)(a)	81,600	81,865,200
5.19%, 06/17/24, (1-day SOFR + 0.390%)(a)(b)	34,745	34,847,498
International Finance Corp.
4.93%, 06/30/23, (1-day SOFR + 0.090%)(a)	8,050	8,050,161
4.93%, 04/03/24, (1-day SOFR + 0.090%)(a)(b)	18,430	18,427,420

Security	Par/ Shares (000)	Value

Supranational (continued)
5.08%, 03/16/26, (1-day SOFR + 0.280%)(a)(b)	$25,600	$25,626,880
Nordic Investment Bank, 5.70%, 05/12/26, (1-day SOFR + 1.000%)(a)	37,830	38,592,653

		964,767,621

Sweden — 1.0%
Svensk Exportkredit AB
5.66%, 08/03/26, (1-day SOFR + 1.000%)(a)	32,635	33,076,225
5.74%, 05/25/23, (1-day SOFR + 1.000%)(a)	37,135	37,154,682

		70,230,907

Total Foreign Government and Agency Obligations — 17.4% (Cost: $1,270,733,297)		1,269,945,804

Total Long-Term Investments — 97.7% (Cost: $7,180,670,462)		7,146,872,836

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	220,123	220,188,652
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	143,952	143,952,000

Total Short-Term Securities — 5.0% (Cost: $364,053,956)		364,140,652

Total Investments — 102.7% (Cost: $7,544,724,418)		7,511,013,488

Liabilities in Excess of Other Assets — (2.7)%		(198,074,758)

Net Assets — 100.0%		$7,312,938,730

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Floating Rate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$222,164,418	$—	$(2,122,683	)(a)	$82,850	$64,067	$220,188,652	220,123	$703,775	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	398,752,000	—	(254,800,000	)(a)	—	—	143,952,000	143,952	4,108,720		184

					$82,850	$64,067	$364,140,652		$4,812,495		$184

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,876,927,032	$—	$5,876,927,032
Foreign Government and Agency Obligations	—	1,269,945,804	—	1,269,945,804
Short-Term Securities
Money Market Funds	364,140,652	—	—	364,140,652

	$364,140,652	$7,146,872,836	$—	$7,511,013,488

See notes to financial statements.

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 0.8%
National Australia Bank Ltd./New York, 3.63%, 06/20/23	$950	$948,100
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(a)	200	160,822
Principal Life Global Funding II, 1.25%, 08/16/26(b)	1,191	1,058,918
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	530	425,569

		2,593,409

Brazil — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	1,145	1,150,977
Suzano Austria GmbH, 5.75%, 07/14/26(a)	700	704,235

		1,855,212

Canada — 2.3%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51 (Call 11/13/50)(b)	605	424,970
Bank of the Philippine Islands, 2.50%, 09/10/24(a)	200	192,178
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	300	244,383
2.72%, 04/15/31 (Call 01/15/31)	1,410	1,189,293
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	1,135	1,033,520
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	200	184,272
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(c)	1,165	1,081,283
Royal Bank of Canada, 1.15%, 07/14/26	1,375	1,237,486
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	655	594,727
Toronto-Dominion Bank (The), 1.25%, 12/13/24	1,100	1,035,232

		7,217,344

Chile — 0.5%
Colbun SA, 3.15%, 01/19/32 (Call 10/19/31)(a)	910	774,938
Inversiones CMPC SA, 4.38%, 04/04/27(a)(c)	850	825,919

		1,600,857

China — 7.7%
Agricultural Bank of China Ltd./Hong Kong
2.00%, 03/01/25(a)	200	190,702
2.25%, 03/01/27(a)	800	746,192
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(a)	200	183,502
2.00%, 01/18/27(a)	1,000	926,950
Amipeace Ltd., 1.75%, 11/09/26(a)	700	639,436
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(c)	1,005	829,266
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	800	733,128
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	400	394,164
Bank of China Ltd./Singapore
0.80%, 04/28/24(a)	1,000	962,520
3.25%, 04/28/25(a)	700	681,226
Bank of China Ltd./Sydney, 0.75%, 09/29/24(a)	200	189,268
Bank of China/Johannesburg, 1.88%, 02/16/25(a)	200	190,548
CGNPC International Ltd., 2.75%, 07/02/24(a)	1,400	1,365,910
China Construction Bank Corp./Hong Kong
1.00%, 08/04/23(a)	2,000	1,980,760
1.25%, 08/04/25(a)	1,400	1,299,746
China Construction Bank Corp./London, 3.13%, 05/17/25(a)	1,400	1,358,700
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(a)	1,600	1,441,360
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(a)	400	380,984
Greentown China Holdings Ltd., 2.30%, 01/27/25(a)	400	375,980
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	1,800	1,634,004
2.95%, 06/01/25(a)	1,500	1,450,680

Security	Par (000)	Value

China (continued)
Industrial & Commercial Bank of China Ltd./Singapore, 1.00%, 10/28/24(a)	$1,200	$1,136,640
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(a)	1,000	959,430
3.25%, 05/18/25(a)	1,000	974,190
Lenovo Group Ltd., 6.54%, 07/27/32 (Call 04/27/32)(a)	1,030	1,035,119
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(a)	800	772,320
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	625	377,006
Xingcheng Bvi Ltd., 2.38%, 10/08/26(a)	600	531,948

		23,741,679

France — 1.1%
BNP Paribas SA, 1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(b)(c)(d)	1,655	1,478,991
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	2,030	1,984,731

		3,463,722

Germany — 3.7%
Deutsche Bank AG/New York NY, 1.69%, 03/19/26(c)	1,155	1,038,715
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	5,450	4,472,706
1.00%, 10/01/26	3,025	2,761,704
1.75%, 09/14/29(c)	2,240	2,011,609
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(a)	1,200	1,144,128

		11,428,862

Hong Kong — 2.3%
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(a)	400	378,660
1.75%, 09/16/26 (Call 08/16/26)(a)	600	535,464
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31 (Call 04/15/31)(a)	900	753,498
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(a)	1,500	1,375,830
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	900	854,883
MTR Corp. Ltd., 1.63%, 08/19/30(a)	2,350	1,969,465
Pingan Real Estate Capital Ltd., 2.75%, 07/29/24(a)	250	226,625
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	900	862,074

		6,956,499

India — 1.4%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(a)(c)	850	757,010
3.84%, 12/13/27(a)	600	570,804
Power Finance Corp. Ltd., 3.75%, 12/06/27(a)	700	657,412
REC Ltd., 3.88%, 07/07/27(a)	700	659,988
State Bank of India/London, 4.50%, 09/28/23(a)	1,800	1,795,194

		4,440,408

Indonesia — 0.3%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	1,200	1,037,976

Ireland — 0.5%
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(b)(d)	1,455	1,452,250

Japan — 4.3%
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(a)	700	634,172
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(c)	1,175	1,126,367
2.53%, 03/10/27 (Call 02/10/27)(c)	3,175	2,983,135
2.97%, 03/10/32 (Call 12/10/31)(c)	595	537,225
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(a)	900	807,993

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Mitsubishi UFJ Financial Group Inc., 2.53%, 09/13/23(c)	$1,175	$1,161,934
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	575	487,669
Mizuho Financial Group Inc., 3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(c)(d)	735	661,478
Norinchukin Bank (The)
4.87%, 09/14/27(b)	450	452,299
Series 144A, 5.43%, 03/09/28(b)	700	720,902
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	800	773,560
2.47%, 01/14/29	775	675,963
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(b)	755	687,382
2.80%, 03/10/27(b)(c)	850	793,645
5.50%, 03/09/28(b)	700	723,702

		13,227,426

Netherlands — 2.7%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(b)(c)(d)	1,550	1,326,180
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(b)(d)	1,450	1,305,594
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(b)(d)	1,475	1,315,154
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(b)(c)(d)	1,125	1,032,098
4.63%, 01/06/26(b)	1,570	1,548,742
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)(c)	1,950	1,865,799

		8,393,567

Portugal — 0.7%
EDP Finance BV
1.71%, 01/24/28(b)(c)	1,500	1,301,865
6.30%, 10/11/27(b)	650	685,503

		1,987,368

Qatar — 0.4%
QNB Finance Ltd., 1.63%, 09/22/25(a)	1,200	1,112,460

Saudi Arabia — 4.7%
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(a)	2,700	2,733,561
4.88%, 02/14/35 (Call 11/14/34)(a)	3,000	2,972,250
5.00%, 10/13/27 (Call 09/13/27)(a)	2,200	2,249,852
5.13%, 02/14/53 (Call 08/14/52)(a)	2,500	2,329,325
5.25%, 10/13/32 (Call 07/13/32)(a)	1,400	1,470,644
5.38%, 10/13/2122 (Call 04/13/22)(a)	800	753,208
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	1,400	1,309,728
2.41%, 09/17/30(a)	900	788,121

		14,606,689

Singapore — 0.3%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	800	751,184

South Korea — 4.0%
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	1,800	1,615,914
Kia Corp.
1.00%, 04/16/24(a)	1,200	1,153,392
2.38%, 02/14/25(a)	1,050	999,316
2.75%, 02/14/27(a)	550	508,206
Korea Development Bank (The), 0.75%, 01/25/25(c)	2,250	2,105,932
Korea Electric Power Corp., 2.50%, 06/24/24(a)	1,425	1,388,491

Security	Par (000)	Value

South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23	$325	$324,191
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(a)(d)	690	663,525
LG Chem Ltd.
3.25%, 10/15/24(a)	700	682,010
3.63%, 04/15/29(a)	625	592,794
Mirae Asset Securities Co. Ltd., 1.38%, 07/07/24(a)	700	663,796
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(a)(c)	750	699,660
SK Battery America Inc., 2.13%, 01/26/26(a)	1,200	1,060,188

		12,457,415

Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(b)(c)	1,350	1,210,370

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC, 4.50%, 09/14/27(a)	700	694,274
First Abu Dhabi Bank PJSC, 5.13%, 10/13/27(a)	975	1,003,022
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	400	379,996
4.64%, 05/14/29(a)	1,400	1,388,786
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	1,168	971,952

		4,438,030

United Kingdom — 0.2%
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23), (1-year CMT + 2.150%)(d)	600	598,674

United States — 34.9%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,565	1,415,245
2.45%, 01/15/31 (Call 10/15/30)	1,330	1,091,544
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	930	716,407
2.95%, 03/15/34 (Call 12/15/33)	1,750	1,416,712
3.80%, 04/15/26 (Call 02/15/26)	1,145	1,105,303
4.75%, 04/15/35 (Call 01/15/35)(c)	525	499,779
Apple Inc., 3.00%, 06/20/27 (Call 03/20/27)	1,360	1,314,685
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)(c)	630	394,336
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,550	1,345,152
2.05%, 01/15/32 (Call 10/15/31)	550	447,310
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,755	1,697,787
3.20%, 04/15/25 (Call 03/15/25)	920	884,046
3.80%, 06/01/29 (Call 03/01/29)	960	905,280
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3-mo. LIBOR US + 0.870%)(c)(d)	3,005	2,872,299
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	435	313,013
2.55%, 04/01/32 (Call 01/01/32)	2,200	1,656,358
3.40%, 06/21/29 (Call 03/21/29)	2,115	1,798,829
4.50%, 12/01/28 (Call 09/01/28)	420	381,864
6.75%, 12/01/27 (Call 11/01/27)(c)	1,250	1,272,925
Citigroup Inc., 1.68%, 05/15/24 (Call 05/15/23), (1-day SOFR + 1.667%)(d)	2,350	2,347,015
Comcast Corp., 4.65%, 02/15/33 (Call 11/15/32)(c)	80	81,042
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	1,075	817,838
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	785	728,912
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,605	1,343,080

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	$1,260	$1,046,241
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	790	674,526
Series A, 1.90%, 04/01/28 (Call 02/01/28)	685	611,712
Series A, 4.05%, 05/15/48 (Call 11/15/47)	835	717,557
Series B, 3.25%, 04/01/51 (Call 10/01/50)	475	355,034
Series B, 3.65%, 03/01/52 (Call 09/01/51)	930	748,855
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)(c)	960	946,973
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	1,115	989,774
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	860	813,629
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	825	748,663
1.55%, 03/15/28 (Call 01/15/28)	1,065	909,819
2.50%, 05/15/31 (Call 02/15/31)	1,445	1,193,469
3.90%, 04/15/32 (Call 01/15/32)	1,985	1,806,231
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	600	483,516
4.15%, 12/01/28 (Call 09/01/28)	655	637,282
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	693	654,407
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)(c)	650	586,163
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	500	499,445
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(d)	1,046	911,934
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)(c)	675	667,318
5.60%, 10/15/32 (Call 07/15/32)(c)	2,480	2,428,069
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	630	605,392
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	950	836,931
2.13%, 12/01/28 (Call 10/01/28)	470	407,814
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)	455	390,021
Series I, 3.50%, 09/15/30 (Call 06/15/30)	2,055	1,752,648
Series J, 2.90%, 12/15/31 (Call 09/15/31)	310	245,532
Hudson Pacific Properties LP, 5.95%, 02/15/28 (Call 01/15/28)(c)	485	378,654
Industrial Bank Co. Ltd./Hong Kong, 1.13%, 11/06/23(a)	200	196,348
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	635	474,726
3.60%, 04/01/29 (Call 01/01/29)	420	395,086
4.10%, 09/26/28 (Call 06/26/28)	310	304,293
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (3-mo. SOFR + 0.600%)(c)(d)	1,935	1,899,183
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(d)	1,730	1,627,394
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	820	780,468
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(c)	1,935	1,448,560
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	200	135,252
2.65%, 11/15/33 (Call 08/15/33)	900	596,709
4.75%, 12/15/28 (Call 09/15/28)	825	733,623
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	720	603,929
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	845	674,944
Massachusetts Institute of Technology, 3.96%, 07/01/38(c)	581	546,779

Security	Par (000)	Value

United States (continued)
Metropolitan Life Global Funding I, 0.95%, 07/02/25(b)	$1,090	$1,004,206
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	115	78,417
3.10%, 05/01/27 (Call 02/01/27)	625	597,962
3.15%, 04/15/50 (Call 10/15/49)	1,165	868,869
3.65%, 04/15/29 (Call 01/15/29)(c)	1,495	1,440,986
3.65%, 08/01/48 (Call 02/01/48)	1,120	920,864
3.95%, 08/01/47 (Call 02/01/47)	670	576,776
4.25%, 07/15/49 (Call 01/15/49)	1,430	1,285,198
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(c)	515	437,755
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	2,165	1,907,365
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	905	742,417
5.78%, 09/16/52 (Call 03/16/52)(b)	750	779,707
NiSource Inc., 5.00%, 06/15/52 (Call 12/15/51)	575	546,417
Norinchukin Bank (The), 2.08%, 09/22/31(b)	1,135	930,132
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)(c)	1,000	677,150
2.90%, 03/01/50 (Call 09/01/49)	570	408,194
3.20%, 04/01/52 (Call 10/01/51)	515	383,052
4.50%, 06/01/52 (Call 12/01/51)	530	498,433
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	470	337,164
3.25%, 05/15/29 (Call 02/15/29)	830	777,984
3.95%, 04/01/30 (Call 01/01/30)	500	485,205
4.95%, 09/15/52 (Call 03/15/52)	525	523,992
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)	70	68,304
Pacific Gas and Electric Co., 6.70%, 04/01/53 (Call 10/01/52)	60	61,253
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	1,310	1,183,271
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	1,505	1,051,167
5.35%, 12/01/53 (Call 06/01/53)	100	103,900
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	405	306,751
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	550	525,195
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(d)	415	410,643
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	1,255	992,391
4.63%, 01/15/33 (Call 10/15/32)	985	981,533
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(c)	766	705,639
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	1,755	1,712,318
4.10%, 06/15/48 (Call 12/15/47)	1,540	1,334,626
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	445	331,903
Series 36, 2.70%, 01/15/51 (Call 07/15/49)(c)	400	270,268
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)(c)	710	587,880
Series K, 3.15%, 08/15/51 (Call 02/15/51)	380	262,265
Public Service Electric & Gas Co.
4.65%, 03/15/33 (Call 12/15/32)(c)	50	50,577
5.13%, 03/15/53 (Call 09/15/52)	60	61,996
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	590	470,749
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(c)	465	317,316
SK Battery America Inc., 1.63%, 01/26/24(a)	400	386,420

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Solar Star Funding LLC, 5.38%, 06/30/35(b)	$1,180	$1,181,542
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	715	702,159
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)	1,160	803,984
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	135	107,097
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	1,455	1,053,362
Toyota Motor Credit Corp., 2.15%, 02/13/30(c)	980	862,390
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	450	362,070
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	530	396,822
3.10%, 11/01/34 (Call 08/01/34)(c)	500	412,085
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	865	576,522
Union Pacific Corp., 4.95%, 09/09/52 (Call 03/09/52)	920	935,622
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(c)	1,755	1,419,198
2.85%, 09/03/41 (Call 03/03/41)	1,655	1,196,565
3.88%, 02/08/29 (Call 11/08/28)	1,430	1,380,551
3.88%, 03/01/52 (Call 09/01/51)(c)	1,365	1,092,382
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,335	1,123,496
3.40%, 06/01/31 (Call 03/01/31)	140	99,109
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	805	723,864
Welltower OP LLC, 2.70%, 02/15/27 (Call 12/15/26)	820	751,637
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	755	761,463
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	260	265,853
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	480	390,778
3.95%, 09/01/32 (Call 06/01/32)	805	764,653
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	675	463,766
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	375	336,060
2.25%, 01/30/31 (Call 10/30/30)	990	837,500

		107,696,804

Total Corporate Bonds & Notes — 75.2% (Cost: $248,089,533)		232,268,205

Foreign Government and Agency Obligations

Canada — 0.6%
CDP Financial Inc., 1.00%, 05/26/26(b)(c)	2,050	1,867,365

Chile — 1.6%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)(c)	2,395	2,088,799
3.50%, 01/25/50 (Call 07/25/49)(c)	3,540	2,728,455

		4,817,254

China — 0.6%
China Development Bank/Hong Kong, 0.63%, 09/09/24(a)	2,000	1,896,060

Hong Kong — 3.2%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	1,550	1,430,293
4.75%, 01/12/28 (Call 11/12/27)(b)(c)	700	715,358
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	525	478,517
1.38%, 02/02/31(b)	1,700	1,423,155

Security	Par (000)	Value

Hong Kong (continued)
1.75%, 11/24/31(a)	$1,700	$1,446,887
2.38%, 02/02/51(b)	800	550,000
2.50%, 05/28/24(b)	200	196,002
4.50%, 01/11/28(b)(c)	1,100	1,131,405
4.63%, 01/11/33(b)	1,500	1,596,105
5.25%, 01/11/53(b)(c)	700	787,570

		9,755,292

Indonesia — 1.8%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(a)	1,100	856,075
3.90%, 08/20/24(a)	2,280	2,269,170
4.70%, 06/06/32(a)	2,460	2,508,019

		5,633,264

Israel — 1.1%
Israel Government International Bond, 4.50%, 01/17/33	3,250	3,261,180

Japan — 0.4%
Japan Bank for International Cooperation
1.63%, 01/20/27(c)	1,200	1,098,312
4.38%, 10/05/27	250	253,568

		1,351,880

Netherlands — 0.2%
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV, 2.75%, 02/20/24(a)	500	490,895

Norway — 0.3%
Kommunalbanken AS
0.50%, 10/21/24(b)(c)	330	311,276
2.13%, 02/11/25(b)	600	577,632

		888,908

Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(Call 03/12/27)(a)	1,100	1,055,406

Senegal — 2.2%
European Investment Bank
0.63%, 10/21/27	425	372,606
3.75%, 02/14/33	6,190	6,286,812

		6,659,418

South Korea — 1.8%
Export-Import Bank of Korea
1.75%, 10/19/28 (Call 08/19/28)(a)	950	834,186
2.13%, 01/18/32(c)	2,000	1,683,820
Incheon International Airport Corp., 1.25%, 05/04/26(a)	700	632,597
Korea Development Bank (The), 0.40%, 06/19/24	450	428,598
Korea International Bond, 2.00%, 06/19/24	2,125	2,067,306

		5,646,507

Supranational — 8.6%
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)(c)	1,400	1,269,450
Asian Development Bank
1.75%, 08/14/26	900	845,397
2.13%, 03/19/25(c)	1,248	1,202,548
2.38%, 08/10/27	789	749,179
3.13%, 09/26/28	1,810	1,765,202
European Bank for Reconstruction & Development, 1.50%, 02/13/25	2,230	2,126,662
European Investment Bank
0.75%, 09/23/30	1,571	1,289,854
1.63%, 10/09/29	1,399	1,245,110
1.63%, 05/13/31(c)	4,000	3,487,200

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.13%, 04/13/26(c)	$4,050	$3,862,161
2.38%, 05/24/27	882	839,690
2.50%, 10/15/24	1,820	1,773,572
2.88%, 06/13/25(b)	200	195,212
International Bank for Reconstruction & Development
2.13%, 03/03/25	520	501,322
3.13%, 11/20/25	2,830	2,776,060
International Finance Corp., 2.13%, 04/07/26	2,900	2,763,642

		26,692,261

Sweden — 0.6%
Kommuninvest I Sverige AB, 0.38%, 06/19/24(b)	1,900	1,810,643

Total Foreign Government and Agency Obligations — 23.3% (Cost: $74,967,752)		71,826,333

Municipal Debt Obligations

United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	285	258,558
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(c)	500	471,960
University of Michigan RB, 3.50%, 04/01/52 (Call 10/01/51)	500	421,199

Total Municipal Debt Obligations — 0.4% (Cost: $1,269,134)		1,151,717

Total Long-Term Investments — 98.9% (Cost: $324,326,419)		305,246,255

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	27,095	$27,103,591
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	1,920	1,920,000

Total Short-Term Securities — 9.4% (Cost: $29,015,819)		29,023,591

Total Investments — 108.3% (Cost: $353,342,238)		334,269,846

Liabilities in Excess of Other Assets — (8.3)%		(25,485,656)

Net Assets — 100.0%		$308,784,190

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$19,202,604	$7,890,790	(a)	$—		$3,335	$6,862	$27,103,591	27,095	$80,045	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,610,000	—		(2,690,000	)(a)	—	—	1,920,000	1,920	35,512		3

						$3,335	$6,862	$29,023,591		$115,557		$3

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® USD Green Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$232,268,205	$—	$232,268,205
Foreign Government and Agency Obligations	—	71,826,333	—	71,826,333
Municipal Debt Obligations	—	1,151,717	—	1,151,717
Short-Term Securities
Money Market Funds	29,023,591	—	—	29,023,591

	$29,023,591	$305,246,255	$—	$334,269,846

See notes to financial statements.

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,698,276,245	$861,972,680	$238,198,158	$1,164,130,782
Investments, at value — affiliated(c)	172,566,147	82,463,025	43,399,883	13,837,428
Cash	—	34,469	5,246	6,242
Foreign currency, at value(d)	—	—	20	—
Receivables:
Investments sold	21,624,361	15,048,033	2,435,343	5,095,480
Securities lending income — affiliated	58,035	25,343	15,557	9
Capital shares sold	513,171	107,487	134,543	—
Dividends — affiliated	69,494	9,368	8,139	65,680
Interest — unaffiliated	22,477,854	8,148,310	3,450,953	3,863,852

Total assets	2,915,585,307	967,808,715	287,647,842	1,186,999,473

LIABILITIES
Bank overdraft	644,738	—	—	—
Collateral on securities loaned, at value	150,735,178	77,145,122	42,134,921	87,428
Payables:
Investments purchased	34,415,719	11,167,825	4,021,806	7,188,350
Capital shares redeemed	—	—	278,098	—
Investment advisory fees	135,479	103,962	34,075	198,341
Other liabilities	1,890,000	—	—	—

Total liabilities	187,821,114	88,416,909	46,468,900	7,474,119

NET ASSETS	$2,727,764,193	$879,391,806	$241,178,942	$1,179,525,354

NET ASSETS CONSIST OF
Paid-in capital	$2,848,126,542	$1,003,383,397	$248,957,019	$1,591,195,974
Accumulated loss	(120,362,349)	(123,991,591)	(7,778,077)	(411,670,620)

NET ASSETS	$2,727,764,193	$879,391,806	$241,178,942	$1,179,525,354

NET ASSETVALUE
Shares outstanding	56,150,000	18,350,000	5,350,000	16,500,000

Net asset value	$48.58	$47.92	$45.08	$71.49

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$2,798,961,915	$960,087,900	$246,917,782	$1,483,026,121
(b) Securities loaned, at value	$146,398,984	$75,549,909	$40,762,358	$83,057
(c) Investments, at cost — affiliated	$172,482,667	$82,432,970	$43,382,041	$13,837,428
(d) Foreign currency, at cost	$—	$—	$18	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	99

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$7,146,872,836	$305,246,255
Investments, at value — affiliated(c)	364,140,652	29,023,591
Foreign currency, at value(d)	—	3,090
Receivables:
Investments sold	925	851,571
Securities lending income — affiliated	108,888	18,942
Capital shares sold	17,807,272	516,296
Dividends — affiliated	442,806	3,314
Interest — unaffiliated	51,415,814	2,203,943

Total assets	7,580,789,193	337,867,002

LIABILITIES
Bank overdraft	111,386	420,008
Collateral on securities loaned, at value	220,014,240	27,090,475
Payables:
Investments purchased	46,806,412	1,521,896
Investment advisory fees	918,425	50,433

Total liabilities	267,850,463	29,082,812

NET ASSETS	$7,312,938,730	$308,784,190

NET ASSETS CONSIST OF
Paid-in capital	$7,396,115,211	$347,014,431
Accumulated loss	(83,176,481)	(38,230,241)

NET ASSETS	$7,312,938,730	$308,784,190

NET ASSETVALUE
Shares outstanding	144,600,000	6,550,000

Net asset value	$50.57	$47.14

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$7,180,670,462	$324,326,419
(b) Securities loaned, at value	$214,207,560	$25,713,173
(c) Investments, at cost — affiliated	$364,053,956	$29,015,819
(d) Foreign currency, at cost	$—	$2,850

See notes to financial statements.

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$298,700	$63,203	$68,280	$224,629
Interest — unaffiliated	39,207,673	13,224,157	10,009,583	13,355,791
Securities lending income — affiliated — net	303,708	131,746	107,004	450
Other income — unaffiliated	47,178	2,300	5,462	—

Total investment income	39,857,259	13,421,406	10,190,329	13,580,870

EXPENSES
Investment advisory	861,864	604,948	396,713	1,475,821

Total expenses	861,864	604,948	396,713	1,475,821

Less:
Investment advisory fees waived	—	—	(158,953)	—

Total expenses after fees waived	861,864	604,948	237,760	1,475,821

Net investment income	38,995,395	12,816,458	9,952,569	12,105,049

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,824,304)	(6,958,122)	(3,258,130)	(30,979,273)
Investments — affiliated	27,621	1,555	3,600	145
Capital gain distributions from underlying funds — affiliated	12	1	5	14
In-kind redemptions — unaffiliated(a)	(11,954,769)	(9,982,994)	4,861,690	(5,817,017)

	(16,751,440)	(16,939,560)	1,607,165	(36,796,131)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	98,613,471	71,238,327	8,222,660	66,688,438
Investments — affiliated	83,159	28,608	21,217	86
Foreign currency translations	—	—	1	—

	98,696,630	71,266,935	8,243,878	66,688,524

Net realized and unrealized gain	81,945,190	54,327,375	9,851,043	29,892,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,940,585	$67,143,833	$19,803,612	$41,997,442

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2023

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$4,108,720	$35,512
Interest — unaffiliated	202,034,072	5,055,835
Securities lending income — affiliated — net	703,775	80,045

Total investment income	206,846,567	5,171,392

EXPENSES
Investment advisory	6,189,414	293,830

Total expenses	6,189,414	293,830

Less:
Investment advisory fees waived	—	(123,618)

Total expenses after fees waived	6,189,414	170,212

Net investment income	200,657,153	5,001,180

REALIZED AND UNREALIZED GAIN (LOSS)
Investments — unaffiliated	72,114	(3,732,028)
Investments — affiliated	82,850	3,335
Capital gain distributions from underlying funds — affiliated	184	3
In-kind redemptions — unaffiliated(a)	(5,509,706)	—

	(5,354,558)	(3,728,690)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	48,277,741	18,669,956
Investments — affiliated	64,067	6,862
Foreign currency translations	—	403

	48,341,808	18,677,221

Net realized and unrealized gain	42,987,250	14,948,531

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$243,644,403	$19,949,711

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$38,995,395	$45,148,261	$12,816,458	$25,389,140
Net realized loss	(16,751,440)	(11,012,633)	(16,939,560)	(82,876,421)
Net change in unrealized appreciation (depreciation)	98,696,630	(204,219,496)	71,266,935	(173,899,140)

Net increase (decrease) in net assets resulting from operations	120,940,585	(170,083,868)	67,143,833	(231,386,421)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(39,110,112)	(47,021,596)	(12,742,399)	(25,462,884)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(346,872,632)	688,016,139	51,071,825	(155,576,949)

NET ASSETS
Total increase (decrease) in net assets	(265,042,159)	470,910,675	105,473,259	(412,426,254)
Beginning of period	2,992,806,352	2,521,895,677	773,918,547	1,186,344,801

End of period	$2,727,764,193	$2,992,806,352	$879,391,806	$773,918,547

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Statements of Changes in Net Assets (continued)

	iShares BB Rated Corporate Bond ETF		iShares Convertible Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,952,569	$7,015,110	$12,105,049	$25,117,611
Net realized gain (loss)	1,607,165	(3,023,456)	(36,796,131)	5,963,402
Net change in unrealized appreciation (depreciation)	8,243,878	(17,950,535)	66,688,524	(483,804,817)

Net increase (decrease) in net assets resulting from operations	19,803,612	(13,958,881)	41,997,442	(452,723,804)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,886,754)	(6,600,508)	(18,158,407)	(132,186,015)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(98,538,685)	256,748,898	(680,158,670)	513,557,075

NET ASSETS
Total increase (decrease) in net assets	(88,621,827)	236,189,509	(656,319,635)	(71,352,744)
Beginning of period	329,800,769	93,611,260	1,835,844,989	1,907,197,733

End of period	$241,178,942	$329,800,769	$1,179,525,354	$1,835,844,989

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Floating Rate Bond ETF		iShares USD Green Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$200,657,153	$127,589,989	$5,001,180	$5,685,935
Net realized loss	(5,354,558)	(10,426,717)	(3,728,690)	(16,083,759)
Net change in unrealized appreciation (depreciation)	48,341,808	(97,210,215)	18,677,221	(35,783,595)

Net increase (decrease) in net assets resulting from operations	243,644,403	19,953,057	19,949,711	(46,181,419)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(203,874,005)	(95,055,574)	(5,029,447)	(6,645,338)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,904,346,831)	2,251,071,596	14,017,934	95,766,234

NET ASSETS
Total increase (decrease) in net assets	(1,864,576,433)	2,175,969,079	28,938,198	42,939,477
Beginning of period	9,177,515,163	7,001,546,084	279,845,992	236,906,515

End of period	$7,312,938,730	$9,177,515,163	$308,784,190	$279,845,992

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF

	Six Months Ended 04/30/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18

Net asset value, beginning of period	$47.24		$51.36	$52.01	$51.17	$49.43	$50.49

Net investment income(a)	0.65		0.86	0.80	1.27	1.48	1.27
Net realized and unrealized gain (loss)(b)	1.33		(4.09)	(0.57)	0.90	1.71	(1.18)

Net increase (decrease) from investment operations	1.98		(3.23)	0.23	2.17	3.19	0.09

Distributions(c)
From net investment income		(0.64)	(0.82)	(0.87)	(1.32)	(1.45)	(1.15)
From net realized gain	—		(0.07)	(0.01)	(0.01)	—	—

Total distributions		(0.64)	(0.89)	(0.88)	(1.33)	(1.45)	(1.15)

Net asset value, end of period	$48.58		$47.24	$51.36	$52.01	$51.17	$49.43

Total Return(d)
Based on net asset value	4.20	%(e)	(6.35)%	0.44%	4.31%	6.55%	0.18%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	2.71	%(g)	1.74%	1.54%	2.48%	2.95%	2.56%

Supplemental Data
Net assets, end of period (000)	$2,727,764		$2,992,806	$2,521,896	$2,062,138	$1,934,285	$1,418,761

Portfolio turnover rate(h)		11%	20%	23%	29%	20%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$44.74		$56.49	$57.46	$54.85	$49.57	$52.76

Net investment income(a)	0.74		1.20	1.10	1.35	1.68	1.53
Net realized and unrealized gain (loss)(b)	3.17		(11.75)	(0.91)	2.68	5.25	(3.23)

Net increase (decrease) from investment operations	3.91		(10.55)	0.19	4.03	6.93	(1.70)

Distributions(c)
From net investment income		(0.73)	(1.20)	(1.13)	(1.42)	(1.65)	(1.49)
From net realized gain	—		—	(0.03)	—	—	—

Total distributions		(0.73)	(1.20)	(1.16)	(1.42)	(1.65)	(1.49)

Net asset value, end of period	$47.92		$44.74	$56.49	$57.46	$54.85	$49.57

Total Return(d)
Based on net asset value	8.79	%(e)	(18.93)%	0.34%	7.44%	14.22%	(3.27)%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.18	%(g)	2.35%	1.93%	2.37%	3.19%	3.00%

Supplemental Data
Net assets, end of period (000)	$879,392		$773,919	$1,186,345	$1,485,423	$419,610	$158,621

Portfolio turnover rate(h)		8%	14%	17%	16%	16%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF

	Six Months Ended				Period From
	04/30/23		Year Ended	Year Ended	10/06/20	(a)
	(unaudited)		10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$43.97		$52.01	$49.76	$50.00

Net investment income(b)	1.39		2.28	1.89	0.12
Net realized and unrealized gain (loss)(c)	1.13		(8.04)	2.25	(0.36)

Net increase (decrease) from investment operations	2.52		(5.76)	4.14	(0.24)

Distributions(d)
From net investment income		(1.41)	(2.12)	(1.89)	—
From net realized gain	—		(0.16)	—	—

Total distributions		(1.41)	(2.28)	(1.89)	—

Net asset value, end of period	$45.08		$43.97	$52.01	$49.76

Total Return(e)
Based on net asset value	5.76	%(f)	(11.30)%	8.39%	(0.48	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25	%(h)

Total expenses after fees waived	0.15	%(h)	0.15%	0.15%	0.15	%(h)

Net investment income	6.27	%(h)	4.92%	3.64%	3.36	%(h)

Supplemental Data
Net assets, end of period (000)	$241,179		$329,801	$93,611	$72,151

Portfolio turnover rate(i)		11%	21%	32%	0	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$70.75		$102.26	$80.71	$59.07	$55.86	$55.38

Net investment income(a)	0.58		1.13	0.75	0.86	0.96	0.93
Net realized and unrealized gain (loss)(b)	0.96		(25.49)	24.52	21.90	4.74	0.87

Net increase (decrease) from investment operations	1.54		(24.36)	25.27	22.76	5.70	1.80

Distributions(c)
From net investment income		(0.80)	(1.30)	(0.97)	(1.12)	(2.02)	(1.13)
From net realized gain	—		(5.85)	(2.75)	—	(0.47)	(0.19)

Total distributions		(0.80)	(7.15)	(3.72)	(1.12)	(2.49)	(1.32)

Net asset value, end of period	$71.49		$70.75	$102.26	$80.71	$59.07	$55.86

Total Return(d)
Based on net asset value	2.15	%(e)	(25.08)%	31.91%	39.02%	10.55%	3.26	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.64	%(h)	1.45%	0.75%	1.24%	1.66%	1.64%

Supplemental Data
Net assets, end of period (000)	$1,179,525		$1,835,845	$1,907,198	$851,507	$404,627	$259,730

Portfolio turnover rate(i)		12%	17%	46%	33%	24%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.94%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$50.32		$50.74	$50.70	$50.98	$50.93	$50.93

Net investment income(a)	1.22		0.73	0.22	0.83	1.44	1.19
Net realized and unrealized gain (loss)(b)	0.24		(0.63)	0.05	(0.24)	0.08	(0.13)

Net increase from investment operations	1.46		0.10	0.27	0.59	1.52	1.06

Distributions from net investment income(c)		(1.21)	(0.52)	(0.23)	(0.87)	(1.47)	(1.06)

Net asset value, end of period	$50.57		$50.32	$50.74	$50.70	$50.98	$50.93

Total Return(d)
Based on net asset value	2.94	%(e)	0.21%	0.52%	1.19%	3.02%	2.11%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.20%	0.20%	0.20%	0.20%

Net investment income	4.86	%(g)	1.46%	0.43%	1.64%	2.84%	2.33%

Supplemental Data
Net assets, end of period (000)	$7,312,939		$9,177,515	$7,001,546	$5,592,224	$9,940,510	$11,832,089

Portfolio turnover rate(h)		15%	39%	38%	29%	23%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares USD Green Bond ETF

	Six Months Ended						Period From
	04/30/23		Year Ended	Year Ended	Year Ended		11/13/18	(a)
	(unaudited)		10/31/22	10/31/21	10/31/20		to 10/31/19

Net asset value, beginning of period	$44.78		$54.46	$55.61	$55.00		$50.00

Net investment income(b)	0.78		1.06	0.30	0.49		0.77
Net realized and unrealized gain (loss)(c)	2.37		(9.49)	(1.29)	2.10		5.19

Net increase (decrease) from investment operations	3.15		(8.43)	(0.99)	2.59		5.96

Distributions(d)
From net investment income		(0.79)	(1.25)	(0.16)	(1.64)		(0.96)
From net realized gain	—		—	—	(0.34)		—

Total distributions		(0.79)	(1.25)	(0.16)	(1.98)		(0.96)

Net asset value, end of period	$47.14		$44.78	$54.46	$55.61		$55.00

Total Return(e)
Based on net asset value	7.08	%(f)	(15.69)%	(1.82)%	4.89	%(g)	11.99	%(f)

Ratios to Average Net Assets(h)
Total expenses	0.20	%(i)	0.21%	0.25%	0.25%		0.25	%(i)

Total expenses after fees waived	0.12	%(i)	0.12%	0.20%	0.20%		0.20	%(i)

Net investment income	3.40	%(i)	2.13%	0.55%	0.90%		1.51	%(i)

Supplemental Data
Net assets, end of period (000)	$308,784		$279,846	$236,907	$133,471		$33,001

Portfolio turnover rate(j)		12%	94%	24%	16%		21%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified
USD Green Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not

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Notes to Financial Statements (unaudited) (continued)

otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

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Notes to Financial Statements (unaudited) (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$13,283,909	$(13,283,909)	$—		$—
BMO Capital Markets Corp.	3,349,122	(3,349,122)	—		—
BNP Paribas SA	37,224,128	(37,224,128)	—		—
BofA Securities, Inc.	5,791,283	(5,791,283)	—		—
Citadel Clearing LLC	1,994,486	(1,994,486)	—		—
Citigroup Global Markets, Inc.	2,953,688	(2,953,688)	—		—
Credit Suisse Securities (USA) LLC	761,491	(761,491)	—		—
Deutsche Bank Securities, Inc.	6,376,451	(6,376,451)	—		—
Goldman Sachs & Co. LLC	8,056,774	(8,056,774)	—		—
HSBC Securities (USA), Inc.	90,013	(90,013)	—		—
J.P. Morgan Securities LLC	20,149,029	(20,149,029)	—		—
Morgan Stanley	25,458,806	(25,458,806)	—		—
Nomura Securities International, Inc.	2,967,827	(2,967,827)	—		—
Pershing LLC	12,230,340	(12,230,340)	—		—
Scotia Capital (USA), Inc.	1,049,653	(1,049,653)	—		—
State Street Bank & Trust Co.	1,310,474	(1,310,474)	—		—
TD Securities (USA) LLC	1,634,327	(1,634,327)	—		—
Toronto-Dominion Bank	497,351	(497,351)	—		—
Wells Fargo Securities LLC	1,219,832	(1,219,832)	—		—

	$146,398,984	$(146,398,984)	$—		$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Aaa - A Rated Corporate Bond
Barclays Bank PLC	$8,263,308	$(8,263,308)	$—		$—
Barclays Capital, Inc.	1,506,866	(1,506,866)	—		—
BMO Capital Markets Corp.	1,154,826	(1,154,826)	—		—
BNP Paribas SA	12,611,773	(12,611,773)	—		—
BofA Securities, Inc.	3,562,007	(3,562,007)	—		—
Citadel Clearing LLC	121,510	(121,510)	—		—
Citigroup Global Markets, Inc.	1,360,360	(1,360,360)	—		—
Credit Suisse Securities (USA) LLC	6,909	(6,909)	—		—
Deutsche Bank Securities, Inc.	1,611,213	(1,611,213)	—		—
GOLDMAN SACHS & CO.	4,389,540	(4,389,540)	—		—
HSBC Securities (USA), Inc.	561,868	(561,868)	—		—
J.P. Morgan Securities LLC	10,224,962	(10,224,962)	—		—
Jefferies LLC	360,994	(360,994)	—		—
Morgan Stanley	5,816,677	(5,747,633)	—		69,044	(b)
Nomura Securities International, Inc.	1,515,910	(1,515,910)	—		—
Pershing LLC	6,311,084	(6,311,084)	—		—
RBC Capital Markets LLC	11,287,312	(11,287,312)	—		—
Scotia Capital (USA), Inc.	791,607	(791,607)	—		—
State Street Bank & Trust Co.	1,240,005	(1,240,005)	—		—
TD Securities (USA) LLC	500,177	(500,177)	—		—
Toronto-Dominion Bank	70,024	(70,024)	—		—
UBS AG	98,664	(98,664)	—		—
Wells Fargo Bank N.A.	743,957	(743,957)	—		—
Wells Fargo Securities LLC	1,438,356	(1,438,356)	—		—

	$75,549,909	$(75,480,865)	$—		$69,044

BB Rated Corporate Bond
Barclays Bank PLC	$4,453,157	$(4,453,157)	$—		$—
Barclays Capital, Inc.	2,039,655	(2,039,655)	—		—
BMO Capital Markets Corp.	831,768	(831,768)	—		—
BNP Paribas SA	11,694,283	(11,694,283)	—		—
BofA Securities, Inc.	1,571,189	(1,571,189)	—		—
Citadel Clearing LLC	7,944	(7,944)	—		—
Citigroup Global Markets, Inc.	530,803	(530,803)	—		—
Credit Suisse Securities (USA) LLC	302,936	(302,936)	—		—
J.P. Morgan Securities LLC	9,730,790	(9,730,790)	—		—
Jefferies LLC	1,658,361	(1,658,361)	—		—
Nomura Securities International, Inc.	81,394	(81,394)	—		—
Pershing LLC	684,691	(684,691)	—		—
Scotia Capital (USA), Inc.	2,024,798	(2,024,798)	—		—
State Street Bank & Trust Co.	4,650,801	(4,650,801)	—		—
TD Securities (USA) LLC	246,555	(246,555)	—		—
Toronto-Dominion Bank	226,144	(226,144)	—		—
UBS Securities LLC	27,089	(27,089)	—		—

	$40,762,358	$(40,762,358)	$—		$—

Convertible Bond
HSBC BANK PLC	$83,057	$(83,057)	$—		$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Floating Rate Bond
Barclays Bank PLC	$3,385,591	$(3,385,591)	$—		$—
Barclays Capital, Inc.	15,777,613	(15,777,613)	—		—
BMO Capital Markets Corp.	9,602,306	(9,602,306)	—		—
BNP Paribas SA	198,772	(198,772)	—		—
BofA Securities, Inc.	10,153,853	(10,153,853)	—		—
Citigroup Global Markets, Inc.	28,539,293	(28,539,293)	—		—
Credit Suisse Securities (USA) LLC	3,692,838	(3,692,838)	—		—
Goldman Sachs & Co. LLC	36,108,764	(36,108,764)	—		—
J.P. Morgan Securities LLC	17,205,922	(17,205,922)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	10,977	(10,977)	—		—
Morgan Stanley	33,662,216	(33,662,216)	—		—
Nomura Securities International, Inc.	36,758,946	(36,758,946)	—		—
Pershing LLC	5,362,735	(5,362,735)	—		—
RBC Capital Markets LLC	8,811,884	(8,811,884)	—		—
Toronto-Dominion Bank	499,995	(499,995)	—		—
Wells Fargo Securities LLC	4,435,855	(4,435,855)	—		—

	$214,207,560	$(214,207,560)	$—		$—

USD Green Bond
Barclays Capital, Inc.	$8,411,423	$(8,411,423)	$—		$—
BNP Paribas SA	89,932	(89,932)	—		—
BofA Securities, Inc.	1,798,123	(1,798,123)	—		—
Citigroup Global Markets, Inc.	1,800,782	(1,800,782)	—		—
J.P. Morgan Securities LLC	8,419,284	(8,419,284)	—		—
Jefferies LLC	23,656	(23,656)	—		—
Morgan Stanley	1,091,389	(1,091,389)	—		—
Pershing LLC	1,374,122	(1,374,122)	—		—
RBC Capital Markets LLC	2,437,282	(2,437,282)	—		—
UBS AG	267,180	(267,180)	—		—

	$25,713,173	$(25,713,173)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of April 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

0-5 Year Investment Grade Corporate Bond	0.06%
Aaa - A Rated Corporate Bond	0.15
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.15
USD Green Bond	0.20

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Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any).

For the iShares BB Rated Corporate Bond ETF, BFA has elected to implement a voluntary fee waiver at an annual rate of 0.10% and currently intends to keep such voluntary fee waiver for the Fund through October 31, 2023. For the iShares USD Green Bond ETF, BFA has elected to implement a voluntary fee waiver at an annual rate of 0.12% and currently intends to keep such voluntary fee waiver for the Fund in place through March 8, 2023. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

BB Rated Corporate Bond	$ 158,953
USD Green Bond	123,618

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares USD Green Bond ETF. Effective March 4, 2022, the sub-advisory agreement between BFA and BlackRock (Singapore) Limited was terminated.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

0-5 Year Investment Grade Corporate Bond	$98,916
Aaa - A Rated Corporate Bond	40,593
BB Rated Corporate Bond	32,147
Convertible Bond	155
Floating Rate Bond	188,244
USD Green Bond	21,152

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year Investment Grade Corporate Bond	$330,136,144	$305,664,674
Aaa - A Rated Corporate Bond	64,745,036	64,761,106
BB Rated Corporate Bond	31,766,122	32,308,639
Convertible Bond	169,437,168	170,883,361
Floating Rate Bond	1,573,608,273	1,196,281,829
USD Green Bond	34,398,452	33,573,414

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year Investment Grade Corporate Bond	$295,394,283	$613,202,088
Aaa - A Rated Corporate Bond	193,773,099	143,570,184
BB Rated Corporate Bond	54,698,867	148,750,380
Convertible Bond	158,381,436	812,034,916
Floating Rate Bond	119,780,967	1,936,860,278
USD Green Bond	13,665,098	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

0-5 Year Investment Grade Corporate Bond	$6,882,478
Aaa - A Rated Corporate Bond	10,700,298
BB Rated Corporate Bond	1,791,917
Convertible Bond	52,953,224
Floating Rate Bond	75,073,119
USD Green Bond	16,105,976

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year Investment Grade Corporate Bond	$2,973,749,355	$6,964,970	$(109,871,933)	$(102,906,963)
Aaa - A Rated Corporate Bond	1,043,035,791	2,645,358	(101,245,444)	(98,600,086)
BB Rated Corporate Bond	290,589,510	878,195	(9,869,664)	(8,991,469)
Convertible Bond	1,501,162,074	17,577,355	(340,771,219)	(323,193,864)
Floating Rate Bond	7,547,309,797	4,339,977	(40,636,286)	(36,296,309)
USD Green Bond	353,551,478	1,524,069	(20,805,701)	(19,281,632)

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Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

0-5 Year Investment Grade Corporate Bond
Shares sold	6,550,000	$314,277,954	25,450,000	$1,245,637,685
Shares redeemed	(13,750,000)	(661,150,586)	(11,200,000)	(557,621,546)

	(7,200,000)	$(346,872,632)	14,250,000	$688,016,139

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

Aaa - A Rated Corporate Bond
Shares sold	4,200,000	$198,931,227	11,250,000	$559,589,549
Shares redeemed	(3,150,000)	(147,859,402)	(14,950,000)	(715,166,498)

	1,050,000	$51,071,825	(3,700,000)	$(155,576,949)

BB Rated Corporate Bond
Shares sold	1,250,000	$55,644,746	6,350,000	$287,526,706
Shares redeemed	(3,400,000)	(154,183,431)	(650,000)	(30,777,808)

	(2,150,000)	$(98,538,685)	5,700,000	$256,748,898

Convertible Bond
Shares sold	2,350,000	$169,090,384	17,350,000	$1,320,324,630
Shares redeemed	(11,800,000)	(849,249,054)	(10,050,000)	(806,767,555)

	(9,450,000)	$(680,158,670)	7,300,000	$513,557,075

Floating Rate Bond
Shares sold	4,400,000	$221,586,406	61,800,000	$3,125,726,196
Shares redeemed	(42,200,000)	(2,125,933,237)	(17,400,000)	(874,654,600)

	(37,800,000)	$(1,904,346,831)	44,400,000	$2,251,071,596

USD Green Bond
Shares sold	300,000	$14,017,934	1,900,000	$95,766,234

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF, iShares Floating Rate Bond ETF and iShares USD Green Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

USD Green Bond	$0.791010	$—	$—	$0.791010	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	123

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	125

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1004-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca

•	iShares CMBS ETF | CMBS | NYSE Arca

•	iShares GNMA Bond ETF | GNMA | NASDAQ

•	iShares TIPS Bond ETF | TIP | NYSE Arca

•	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

•	iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® 0-5 Year TIPS Bond ETF

Investment Objective

The iShares 0-5Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than or equal to five years, as represented by the ICE US Treasury 0-5 Year Inflation Linked Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.62%	(0.08)%	3.06%	1.59%	(0.08)%	16.25%	17.10%
Fund Market	2.64	(0.08)	3.06	1.59	(0.08)	16.26	17.12
Index(a)	2.68	(0.10)	3.02	1.61	(0.10)	16.03	17.37
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	2.69	(0.08)	3.02	1.62	(0.08)	16.05	17.39
ICE US Treasury 0-5 Year Inflation Linked Bond Index(b)	2.73	(0.19)	3.04	N/A	(0.19)	16.13	N/A

(a)

Index performance through January 31, 2023 reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series L). Index performance beginning on February 1, 2023 reflects the performance of the ICE US Treasury 0-5 Year Inflation Linked Bond Index, which effective as of February 1, 2023, replaced the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) as the underlying index of the fund.

(b)

The inception date of the ICE US Treasury 0-5 Year Inflation Linked Bond Index was February 28, 2017. The cumulative total return for this index for the period February 28, 2017 through April 30, 2023 was 16.73%.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,026.20	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
0-1 Year	14.2%
1-2 Years	23.7
2-3 Years	16.8
3-4 Years	23.6
4-5 Years	21.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 10/15/27	10.2%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/27	6.6
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/24	6.5
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/24	6.1
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/26	6.1

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® CMBS ETF

Investment Objective

The iShares CMBS ETF(the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.24%	(1.17)%	1.41%	1.41%	(1.17)%	7.26%	15.00%
Fund Market	5.77	(1.29)	1.48	1.40	(1.29)	7.62	14.87
Index	5.43	(0.81)	1.71	1.71	(0.81)	8.85	18.53
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,052.40	$1.27		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	59.4%
Aa	4.0
A	0.8
Baa	0.2
Ba	0.1
Not Rated	35.5

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
0-1 Year	0.1%
1-5 Years	14.1
5-10 Years	30.9
10-15 Years	2.0
15-20 Years	0.1
20-25 Years	5.9
25-30 Years	32.3
30-35 Years	9.8
35-40 Years	3.9
More than 40 Years	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® GNMA Bond ETF

Investment Objective

The iShares GNMA Bond ETF(the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.10%	(0.87)%	0.33%	0.64%	(0.87)%	1.65%	6.62%
Fund Market	5.83	(1.03)	0.29	0.62	(1.03)	1.47	6.39
Index	6.24	(0.72)	0.46	0.86	(0.72)	2.33	8.91

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,061.00	$0.46		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
5-10 Years	1.2%
10-15 Years	0.4
15-20 Years	2.4
20-25 Years	18.0
25-30 Years	75.3
30-35 Years	2.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Government National Mortgage Association, 2.00%, 12/20/51	8.6%
Government National Mortgage Association, 2.50%, 07/20/51	4.2
Government National Mortgage Association, 2.00%, 02/20/51	4.1
Government National Mortgage Association, 3.00%, 07/20/50	3.3
Government National Mortgage Association, 2.50%, 08/20/51	3.1

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® TIPS Bond ETF

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the ICE US Treasury Inflation Linked Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.13%	(4.13)%	2.78%	1.27%	(4.13)%	14.70%	13.42%
Fund Market	4.14	(4.08)	2.82	1.27	(4.08)	14.93	13.47
Index(a)	4.24	(4.02)	2.97	1.41	(4.02)	15.77	15.06
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	4.27	(4.00)	2.98	1.42	(4.00)	15.80	15.09
ICE US Treasury Inflation Linked Bond Index(b)	4.37	(4.19)	2.99	N/A	(4.19)	15.88	N/A

(a)

Index performance through January 31, 2023 reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series L). Index performance beginning on February 1, 2023 reflects the performance of the ICE US Treasury Inflation Linked Bond Index, which effective as of February 1, 2023, replaced the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) as the underlying index of the fund.

(b)	The inception date of the ICE US Treasury Inflation Linked Bond Index was June 30, 2016. The cumulative total return for this index for the period June 30, 2016 through April 30, 2023 was 16.61%.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,041.30	$0.96		$1,000.00	$1,023.90	$0.95		0.19%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
0-1 Year	0.6%
1-5 Years	52.5
5-10 Years	32.4
15-20 Years	3.5
20-25 Years	7.1
25-30 Years	3.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	4.3%
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	3.9
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 07/15/32	3.9
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/32	3.8
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 10/15/27	3.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares® Treasury Floating Rate Bond ETF

Investment Objective

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg U.S. Treasury Floating Rate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.24%	3.24%	1.45%	1.01%	3.24%	7.45%	9.70%
Fund Market	2.25	3.15	1.46	1.01	3.15	7.51	9.76
Index	2.34	3.41	1.60	1.12	3.41	8.27	10.85

The inception date of the Fund was February 3, 2014. The first day of secondary market trading was February 4, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,022.40	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
0-1 Year	40.5%
1-2 Years	59.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Floating Rate Note, 5.27%, 10/31/24	21.5%
U.S. Treasury Floating Rate Note, 5.16%, 07/31/23	18.9
U.S. Treasury Floating Rate Note, 5.17%, 07/31/24	16.2
U.S. Treasury Floating Rate Note, 5.17%, 10/31/23	12.8
U.S. Treasury Floating Rate Note, 5.06%, 04/30/24	11.4

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® U.S. Treasury Bond ETF

Investment Objective

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.84%	(0.94)%	0.92%	0.77%	(0.94)%	4.66%	7.98%
Fund Market	5.75	(1.02)	0.91	0.76	(1.02)	4.64	7.91
Index	5.78	(0.94)	1.01	0.86	(0.94)	5.17	8.99

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury Core Bond Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury Core Bond Index. Historical index data from July 1, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury Core Bond Index. Historical index data prior to July 1, 2016 is for the Barclays U.S. Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,058.40	$ 0.26		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION
Maturity	Percent of Total Investments(	a)
1-5 Years	50.4%
5-10 Years	29.5
10-15 Years	1.0
15-20 Years	4.2
More than 20 Years	14.9

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 0.25%, 05/15/24	6.5%
U.S. Treasury Note/Bond, 3.13%, 11/15/28	5.3
U.S. Treasury Note/Bond, 1.38%, 11/15/31	5.1
U.S. Treasury Note/Bond, 2.63%, 02/15/29	4.2
U.S. Treasury Note/Bond, 1.88%, 02/15/51	4.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Obligations

U.S. Government Obligations — 97.7%
U.S. Treasury Floating Rate Note, 1.25%, 04/15/28	$566,631		$566,099,234
U.S. Treasury Inflation-Indexed Bonds 0.13%, 07/15/24	772,512		753,206,333
0.13%, 10/15/24	617,681		600,550,174
0.13%, 04/15/25	776,594		749,496,796
0.13%, 10/15/25	612,664		591,914,839
0.13%, 04/15/26	581,477		557,030,719
0.13%, 07/15/26	715,078		687,438,155
0.13%, 10/15/26	786,203		752,927,722
0.13%, 04/15/27	852,411		810,148,361
0.25%, 01/15/25	700,879		680,299,828
0.38%, 07/15/23	545,479		545,180,935
0.38%, 07/15/25	569,902		554,675,231
0.38%, 01/15/27	598,019		575,430,007
0.38%, 07/15/27	494,377		476,678,214
0.50%, 04/15/24	419,215		410,306,645
0.50%, 01/15/28	306,177		294,978,681
0.63%, 04/15/23	0	(a)	14
0.63%, 01/15/24	806,963		795,709,161
0.63%, 01/15/26	287,799		280,539,622
1.63%, 10/15/27	1,230,229		1,250,004,114
1.75%, 01/15/28	22,800		23,259,119
2.00%, 01/15/26	81,752		82,586,144

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.38%, 01/15/25	$112,729	$113,399,727
2.38%, 01/15/27	79,025	81,673,130
3.63%, 04/15/28	55,801	61,994,794

		12,295,527,699

Total Long-Term Investments — 97.7% (Cost: $12,876,384,172)		12,295,527,699

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)	821,830	821,830,000

Total Short-Term Securities — 6.5% (Cost: $821,830,000)		821,830,000

Total Investments — 104.2% (Cost: $13,698,214,172)		13,117,357,699

Liabilities in Excess of Other Assets — (4.2)%		(530,095,882)

Net Assets — 100.0%		$12,587,261,817

(a)	Rounds to less than 1,000.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$29,880,000	$791,950,000	(a)	$—	$—	$—	$821,830,000	821,830	$4,502,014	(b)	$74

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$12,295,527,699	$—	$12,295,527,699
Short-Term Securities
Money Market Funds	821,830,000	—	—	821,830,000

	$821,830,000	$12,295,527,699	$—	$13,117,357,699

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 58.6%
Bank 2.92%, 12/15/52 (Call 12/15/29)	$1,000	$886,026
3.30%, 05/15/64 (Call 05/15/31)	500	330,456
3.39%, 06/15/60 (Call 07/15/27)	1,000	936,102
3.74%, 02/15/52 (Call 02/15/29)	600	560,308
3.92%, 04/15/65(a)	1,500	1,389,008
4.26%, 05/15/61 (Call 05/15/28)(a)	1,010	977,144
5.20%, 02/15/56 (Call 02/15/33)	1,250	1,274,576
5.94%, 11/15/55 (Call 11/15/32)(a)	1,000	1,062,232
Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	220	206,029
Series 2017-BNK4, Class AS, 3.78%, 05/15/50 (Call 04/15/27)	500	463,446
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 04/15/27)	230	221,763
Series 2017-BNK4, Class C, 4.37%, 05/15/50 (Call 04/15/27)(a)	485	400,845
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	550	478,616
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 11/15/27)	683	630,914
Series 2017-BNK8, Class AS, 3.73%, 11/15/50 (Call 11/15/27)	1,000	918,828
Series 2018-BN10, Class C, 4.16%, 02/15/61 (Call 02/15/28)(a)	800	664,588
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 09/15/28)	600	568,379
Series 2018-BN14, Class AS, 4.48%, 09/15/60 (Call 09/15/28)(a)	500	467,784
Series 2018-BN15, Class A3, 4.14%, 11/15/61 (Call 11/15/28)	499	476,977
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 11/15/28)(a)	1,015	987,755
Series 2019-BN16, Class AS, 4.27%, 02/15/52 (Call 02/15/29)	262	242,020
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	444,200
Series 2019-BN20, Class A2, 2.76%, 09/15/62 (Call 10/15/29)	420	369,517
Series 2019-BN20, Class B, 3.40%, 09/15/62 (Call 10/15/29)(a)	1,000	806,564
Series 2019-BN21, Class A4, 2.60%, 10/17/52 (Call 10/15/29)	1,000	880,006
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	500	439,222
Series 2019-BN22, Class A3, 2.73%, 11/15/62 (Call 11/15/29)	1,000	873,155
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 02/15/29)	2,110	2,006,700
Series 2020-BN25, Class A3, 2.39%, 01/15/63 (Call 02/15/30)	537	499,637
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	185,698
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 10/15/30)	500	407,113
Series 2020-BN29, Class C, 3.13%, 11/15/53 (Call 12/15/30)(a)	520	346,937
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	207,920

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-BN32, Class AS, 2.64%, 04/15/54 (Call 04/15/31)	$2,075	$1,774,711
Series 2021-BN34, Class A5, 2.44%, 06/15/63 (Call 07/15/31)	244	201,037
Series 2021-BN34, Class AS, 2.57%, 06/15/63 (Call 07/15/31)	500	398,288
Series 2021-BN35, Class B, 2.53%, 06/15/64 (Call 08/15/31)	1,000	674,905
Series 2022-BNK40, Class AS, 3.51%, 03/15/64 (Call 03/15/32)(a)	1,000	840,202
Series2017-BNK4, Class A4, 3.63%, 05/15/50 (Call 04/15/27)	1,000	943,037
Serise BN23, Class C, 3.62%, 12/15/52 (Call 12/15/29)(a)	500	356,721
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 02/15/31)	800	753,340
Series 2016-UB10, Class B, 3.79%, 07/15/49 (Call 02/15/31)	250	227,124
Series 2017-BNK3, Class A4, 3.57%, 02/15/50 (Call 02/15/27)	1,000	944,530
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	1,000	891,679
Series 2019-C5, 2.81%, 11/15/52 (Call 11/15/29)	1,000	879,930
Series 2019-C5, Class A2, 3.04%, 11/15/52 (Call 11/15/29)	678	653,476
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 11/15/29)	1,000	895,790
BBCMS Mortgage Trust 2.95%, 02/15/55 (Call 02/15/32)(a)	1,500	1,292,364
5.45%, 09/15/55 (Call 09/15/32)(a)	847	626,094
6.33%, 04/15/56	250	252,037
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	1,000	946,482
Series 2018-C2, Class C, 5.13%, 12/15/51 (Call 12/15/28)(a)	250	202,938
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	1,500	1,303,281
Series 2020-C7, Class AS, 2.44%, 04/15/53 (Call 04/15/30)	300	248,165
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	1,000	829,586
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,238,525
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	840,274
Series 2021-C12, Class C, 3.21%, 11/15/54(a)	500	348,054
Series 2022-C14, Class AS, 3.35%, 02/15/55 (Call 02/15/32)(a)	250	211,951
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	1,640	1,493,083
Series 2022-C17, Class A4, 4.17%, 09/15/55 (Call 09/15/32)	1,000	935,550
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55 (Call 12/15/32)(a)	1,000	1,060,038
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	1,750	1,476,499
Series 2021-C10, Class AS, 2.68%, 07/15/54 (Call 07/15/31)	1,000	821,972
Series 2021-C10, Class B, 2.49%, 07/15/54 (Call 07/15/31)	1,000	753,751
Series 2021-C10, Class C, 2.84%, 07/15/54 (Call 07/15/31)	500	315,955
Benchmark Mortgage Trust 2.58%, 03/15/54 (Call 03/15/31)	1,000	839,567
3.20%, 01/15/55(a)	500	344,908
3.46%, 03/15/55 (Call 03/15/32)	1,000	891,714
4.59%, 05/15/55 (Call 05/15/32)(a)	750	714,183
Series 2018-B1, Class A5, 3.67%, 01/15/51 (Call 01/15/28)(a)	1,000	940,409

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-B1, Class AM, 3.88%, 01/15/51 (Call 01/15/28)(a)	$500	$454,987
Series 2018-B2, Class A4, 3.61%, 02/15/51 (Call 02/15/28)	1,350	1,264,137
Series 2018-B2, Class AS, 4.08%, 02/15/51 (Call 02/15/28)(a)	1,000	921,610
Series 2018-B2, Class C, 4.44%, 02/15/51 (Call 02/15/28)(a)	500	403,895
Series 2018-B3, Class A4, 3.76%, 04/10/51 (Call 04/10/28)	700	658,627
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 04/10/28)	1,000	949,374
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	1,023	982,661
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	464	450,427
Series 2018-B4, Class C, 4.70%, 07/15/51 (Call 07/15/28)(a)	400	326,258
Series 2018-B5, Class B, 4.57%, 07/15/51 (Call 08/15/28)	500	435,388
Series 2018-B7, Class B, 5.01%, 05/15/53 (Call 11/15/28)(a)	400	353,086
Series 2018-B8, Class A4, 3.96%, 01/15/52 (Call 12/15/28)	1,000	952,984
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	1,000	957,229
Series 2018-B8, Class AS, 4.53%, 01/15/52 (Call 12/15/28)(a)	1,563	1,465,472
Series 2019-B10, Class A3, 3.46%, 03/15/62 (Call 03/15/29)	800	735,443
Series 2019-B10, Class AM, 3.98%, 03/15/62 (Call 03/15/29)	600	540,179
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 06/15/29)	500	444,125
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 06/15/29)(a)	500	401,305
Series 2019-B13, Class C, 3.84%, 08/15/57 (Call 10/15/29)(a)	500	385,132
Series 2019-B14, Class A5, 3.05%, 12/15/62 (Call 11/15/29)	500	442,882
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,000	940,389
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 02/15/29)(a)	250	203,270
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	990	860,051
Series 2020-B16, Class AM, 2.94%, 02/15/53 (Call 02/15/30)(a)	1,000	834,479
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	178,971
Series 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 08/15/30)	430	338,970
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 10/15/30)	450	313,181
Series 2020-B20, Class B, 2.53%, 10/15/53 (Call 10/15/30)	500	360,978
Series 2020-B21, Class A5, 2.25%, 12/17/53 (Call 12/15/30)	500	397,035
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 01/15/31)	1,000	806,030
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30).	1,750	1,512,625
Series 2021-B23, Class AS, 2.27%, 02/15/54 (Call 02/15/31)	500	391,980
Series 2021-B24, Class A4, 2.26%, 03/15/54 (Call 03/15/31)	1,000	836,475
Series 2021-B25, Class A5, 2.58%, 04/15/54 (Call 04/15/31)	1,000	829,248
Series 2021-B25, Class ASB, 2.27%, 04/15/54 (Call 04/15/31)	650	566,727

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-B26, Class A5, 2.61%, 06/15/54 (Call 06/15/31)	$1,500	$1,260,859
Series 2021-B26, Class AM, 2.83%, 06/15/54 (Call 06/15/31)	500	401,071
Series 2021-B27, Class A2, 2.02%, 07/15/54 (Call 07/15/31)	1,000	900,635
Series 2021-B27, Class A5, 2.39%, 07/15/54 (Call 07/15/31)	1,000	822,484
Series 2021-B27, Class AS, 2.51%, 07/15/54 (Call 07/15/31)	500	394,419
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 10/15/31)	830	685,549
Series 2022-B32, Class A5, 3.00%, 01/15/55(a)	1,000	855,675
Series 2022-B34, Class A5, 3.79%, 04/15/55 (Call 04/15/32)(a)	1,500	1,348,427
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,029,079
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/30)	1,000	920,893
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 03/15/30)	1,000	836,778
BMO Mortgage Trust, 5.31%, 09/15/54 (Call 10/15/32)	1,000	1,024,440
Cantor Commercial Real Estate Lending, 3.01%, 01/15/53 (Call 12/15/29)	1,000	880,980
CCUBS Commercial Mortgage Trust, Series 2017-C1,
Class A4, 3.54%, 11/15/50 (Call 12/15/27)(a)	1,510	1,410,091
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 02/10/27)	230	215,334
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 02/10/27)	750	657,231
Series 2017-CD3, Class C, 4.70%, 02/10/50 (Call 02/10/27)(a)	300	229,290
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (Call 05/10/27)(a)	1,000	940,053
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	699,802
Series 2017-CD6, Class C, 4.37%, 11/13/50 (Call 11/13/27)(a)	500	412,743
Series 2018-CD7, Class ASB, 4.21%, 08/15/51 (Call 08/15/28)	550	534,777
Series 2019-CD8, Class A4, 2.91%, 08/15/57 (Call 08/15/29)	1,000	874,954
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 01/10/26)	500	474,713
Series 2016-C4, Class A4, 3.28%, 05/10/58 (Call 05/10/26)	1,650	1,538,680
Series 2017-C8, Class ASB, 3.37%, 06/15/50 (Call 05/15/27)	795	765,983
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	650,935
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4, 4.02%, 03/11/47 (Call 03/10/24)	500	494,082
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	750	726,150
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	243,559
Series 2014-GC23, Class C, 4.58%, 07/10/47 (Call 07/10/24)(a)	250	230,701
Series 2014-GC25, Class B, 4.35%, 10/10/47 (Call 10/10/24)(a)	100	91,174

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GC29, Class C, 4.28%, 04/10/48 (Call 04/10/25)(a)	$250	$232,858
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	722,356
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 11/10/25)	270	262,692
Series 2015-P1, Class A5, 3.72%, 09/15/48 (Call 05/15/26)	356	342,063
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 06/10/26)	874	822,571
Series 2016-GC36, Class A4, 3.35%, 02/10/49 (Call 02/10/26)	1,000	953,685
Series 2016-P3, Class A4, 3.33%, 04/15/49 (Call 04/15/26)	75	70,981
Series 2017-C4, Class A3, 3.21%, 10/12/50 (Call 11/12/27)	1,000	934,483
Series 2017-P8, Class A3, 3.20%, 09/15/50 (Call 09/15/27)	885	819,599
Series 2017-P8, Class AS, 3.79%, 09/15/50 (Call 09/15/27)(a)	750	680,759
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	600	571,088
Series 2018-C5, Class A4, 4.23%, 06/10/51 (Call 06/10/28)(a)	1,000	962,650
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	1,199	1,160,386
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	1,000	889,745
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	750	642,692
Series 2019-GC43, Class A2, 2.98%, 11/10/52 (Call 11/10/29)	863	825,702
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	750	658,874
Series 2020-GC46, Class A5, 2.72%, 02/15/53 (Call 02/15/30)	1,000	865,976
Series 2020-GC46, Class AS, 2.92%, 02/15/53 (Call 02/15/30)(a)	500	414,913
Series 2020-GC46, Class B, 3.15%, 02/15/53 (Call 02/15/30)(a)	234	173,675
Commission Mortgage Trust
Series 2014-CR14, Class C, 4.73%, 02/10/47 (Call 01/10/24)(a)	200	175,357
Series 2014-CR16, Class ASB, 3.65%, 04/10/47 (Call 04/10/24)	26	26,169
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	269,137
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 07/15/24)	300	288,803
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	427,469
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	850	789,872
Series 2014-CR20, Class AM, 3.94%, 11/10/47 (Call 01/10/29)	250	240,287
Series 2014-LC17, Class A5, 3.92%, 10/10/47 (Call 12/10/24)	675	655,888
Series 2014-UBS2, Class AM, 4.20%, 03/10/47 (Call 03/10/24)	425	413,977
Series 2014-UBS3, Class C, 4.89%, 06/10/47 (Call 06/10/24)(a)	150	140,111
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 07/10/29)	250	243,577
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/29)	500	484,201
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/29)	500	476,785

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/29)	$250	$235,490
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	730	706,728
Series 2014-UBS6, Class A5, 3.64%, 12/10/47 (Call 10/10/28)	500	482,500
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	500	479,454
Series 2015-CR22, Class AM, 3.60%, 03/10/48 (Call 03/10/25)(a)	200	189,232
Series 2015-CR22, Class C, 4.20%, 03/10/48 (Call 03/10/25)(a)	300	266,714
Series 2015-CR23, Class A4, 3.50%, 05/10/48 (Call 05/10/25)	500	480,497
Series 2015-CR24, Class A4, 3.43%, 08/10/48 (Call 06/10/26)	925	887,973
Series 2015-CR24, Class B, 4.49%, 08/10/48 (Call 06/10/26)(a)	750	690,309
Series 2015-CR24, Class D, 3.46%, 08/10/48 (Call 06/10/26)(a)	200	158,562
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	750	721,803
Series 2015-CR25, Class B, 4.67%, 08/10/48 (Call 08/10/25)(a)	300	273,090
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	750	720,279
Series 2015-DC1, Class C, 4.44%, 02/10/48 (Call 02/10/25)(a)	250	211,764
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	500	481,595
Series 2015-LC23, Class A4, 3.77%, 10/10/48 (Call 11/10/25)	1,000	960,983
Series 2016-CR28, Class C, 4.76%, 02/10/49 (Call 01/10/26)(a)	604	536,890
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 02/10/26)	337	322,649
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	707,510
Series 2016-DC2, Class C, 4.81%, 02/10/49 (Call 02/10/26)(a)	250	219,540
Series 2017-COR2, Class C, 4.74%, 09/10/50 (Call 09/10/27)(a)	750	600,287
Series 2018-COR3, Class A3, 4.23%, 05/10/51 (Call 05/10/28)	750	720,524
Series 2018-COR3, Class B, 4.66%, 05/10/51 (Call 05/10/28)(a)	500	429,176
Series 2018-COR3, Class C, 4.71%, 05/10/51 (Call 05/10/28)(a)	500	413,677
Series 2019-GC44, Class A5, 2.95%, 08/15/57 (Call 11/15/29)	1,000	883,971
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	500	479,270
Series 2015-C1, Class AS, 3.79%, 04/15/50 (Call 03/15/25)(a)	435	411,481
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 05/15/25)	500	479,994
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 08/15/25)	1,900	1,826,639
Series 2015-C4, Class A4, 3.81%, 11/15/48 (Call 11/15/25)	1,464	1,407,907
Series 2015-C4, Class D, 3.71%, 11/15/48 (Call 11/15/25)(a)	250	204,625
Series 2016-C5, Class C, 4.80%, 11/15/48 (Call 11/15/25)(a)	750	672,632

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C6, Class C, 5.08%, 01/15/49 (Call 05/15/26)(a)	$350	$311,335
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 11/15/26)	193	183,397
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 11/15/26)	115	106,898
Series 2016-C7, Class AS, 3.96%, 11/15/49 (Call 11/15/26)(a)	1,000	913,513
Series 2017-CX9, Class A5, 3.45%, 09/15/50 (Call 09/15/27)	1,000	934,277
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	1,000	952,160
Series 2019-C15, Class A2, 3.45%, 03/15/52 (Call 02/15/29)	1,001	973,779
Series 2019-C15, Class A3, 3.78%, 03/15/52 (Call 02/15/29)	1,400	1,314,544
Series 2019-C15, Class B, 4.48%, 03/15/52 (Call 02/15/29)	1,000	831,536
Series 2019-C17, Class A5, 3.02%, 09/15/52 (Call 09/15/29)	2,000	1,775,376
Series 2019-C18, Class ASB, 2.87%, 12/15/52 (Call 12/15/29)	500	460,490
Series 2020-C19, Class A3, 2.56%, 03/15/53 (Call 03/15/30)	1,500	1,283,038
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51 (Call 10/15/28)	1,400	1,338,082
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49 (Call 04/10/26)	1,000	945,305
Series 2016-C1, Class ASB, 3.04%, 05/10/49 (Call 04/10/26)	328	316,087
Series 2016-C1, Class C, 3.47%, 05/10/49 (Call 04/10/26)(a)	468	386,600
Series 2017-C6, Class A3, 3.27%, 06/10/50 (Call 06/10/27)	560	545,162
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 4.35%, 01/25/33	4,000	4,043,755
Federal National Mortgage Association 1.76%, 11/25/31(a)	969	857,180
2.00%, 12/25/31(a)	1,000	835,896
2.35%, 02/25/31	1,000	891,616
Series 2016-M1, Class A2, 2.94%, 01/25/26(a)	595	574,570
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	418,274
Series 2016-M12, Class AV2, 2.31%, 10/25/23	90	89,571
Series 2016-M5, Class A2, 2.47%, 04/25/26	2,000	1,902,640
Series 2017-M1, Class A2, 2.50%, 10/25/26(a)	760	718,317
Series 2017-M14, Class A2, 2.96%, 11/25/27(a)	1,708	1,623,023
Series 2017-M15, Class ATS2, 3.20%, 11/25/27(a)	427	411,282
Series 2018-M14, Class A2, 3.70%, 08/25/28(a)	409	398,495
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,175	1,095,009
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,690	1,518,582
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,455	1,372,362
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,281,371
Series 2020-M14, Class A2, 1.78%, 05/25/30	1,000	853,174
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	211,768
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	880,626
Series 2020-M8, Class A2, 1.82%, 02/25/30	100	86,788
Series 2021-M19, Class A2, 1.80%, 10/25/31(a)	2,000	1,652,078
Series 2021-M4, Class A2, 1.51%, 02/25/31(a)	2,500	2,045,903
Series 2022-M3, Class A2, 1.76%, 11/25/31(a)	2,000	1,639,995
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,594,397
Series2019-M6, Class A2, 3.45%, 01/01/29	477	463,431
Freddie Mac Multifamily Structured Pass Through Certificates 2.05%, 11/25/28 (Call 12/25/28)(a)	1,000	895,409
3.53%, 08/25/32 (Call 09/25/32)	1,000	948,374

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.80%, 10/25/32 (Call 11/25/32)(a)	$1,000	$968,218
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	148,126
Series 2013-GC16, Class C, 5.48%, 11/10/46 (Call 11/10/23)(a)	100	96,441
Series 2014-GC18, Class AS, 4.38%, 01/10/47 (Call 01/10/24)	650	633,505
Series 2014-GC20, Class B, 4.53%, 04/10/47 (Call 04/10/24)(a)	250	239,954
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 06/10/24)	250	242,409
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 09/10/24)	149	147,041
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 12/10/24)	1,485	1,429,015
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 05/10/25)	161	157,272
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	473,010
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 07/10/25)	543	521,142
Series 2015-GC32, Class C, 4.56%, 07/10/48 (Call 07/10/25)(a)	804	716,726
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 10/10/25)	1,500	1,425,183
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	1,500	1,437,686
Series 2016-GS2, Class A4, 3.05%, 05/10/49 (Call 05/10/26)	1,170	1,098,673
Series 2016-GS3, Class A3, 2.59%, 10/10/49 (Call 10/10/26)	1,291	1,192,802
Series 2016-GS3, Class A4, 2.85%, 10/10/49 (Call 10/10/26)	780	721,891
Series 2016-GS4, Class A4, 3.44%, 11/10/49 (Call 11/10/26)(a)	39	36,730
Series 2017-GS6, Class B, 3.87%, 05/10/50 (Call 05/10/27)	1,000	861,572
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	1,000	920,085
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 08/10/27)	500	440,731
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28)(a)	1,000	951,306
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	750	708,020
Series 2019-GC40, Class A4, 3.16%, 07/10/52 (Call 07/10/29)	1,131	1,017,096
Series 2019-GSA1, Class C, 3.93%, 11/10/52 (Call 11/10/29)(a)	500	388,344
Series 2020-GC45, Class A4, 2.66%, 02/13/53 (Call 01/13/30)	775	671,413
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49 (Call 12/15/25)	1,000	958,466
Series 2015-JP1, Class AS, 4.12%, 01/15/49 (Call 12/15/25)(a)	750	703,082
Series 2016-JP3, Class AS, 3.14%, 08/15/49 (Call 09/15/26)	1,000	887,153
Series 2016-JP3, Class B, 3.40%, 08/15/49 (Call 09/15/26)(a)	108	91,575

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class B, 4.70%, 08/15/46 (Call 08/15/23)(a)	$500	$480,872
Series 2013-C15, Class C, 5.34%, 11/15/45 (Call 10/15/23)(a)	110	106,946
Series 2013-C17, Class C, 5.05%, 01/15/47 (Call 01/15/24)(a)	100	96,298
Series 2014-C18, Class B, 4.89%, 02/15/47 (Call 01/15/29)(a)	225	204,157
Series 2014-C19, Class C, 4.80%, 04/15/47 (Call 01/15/25)(a)	200	187,816
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 07/15/24)	82	80,887
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	1,006	976,051
Series 2014-C22, Class C, 4.70%, 09/15/47 (Call 03/15/26)(a)	200	176,515
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 02/15/26)	1,144	1,111,882
Series 2014-C25, Class AS, 4.07%, 11/15/47 (Call 11/15/24)	232	222,318
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	185	164,935
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 09/15/26)	500	468,055
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 04/15/25)	666	635,907
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 03/15/26)	191	186,386
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 03/15/26)(a)	250	229,390
Series 2015-C30, Class AS, 4.23%, 07/15/48 (Call 07/15/25)(a)	635	597,895
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	946	912,728
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	1,000	966,011
Series 2016-C1, Class A5, 3.58%, 03/17/49 (Call 02/15/26)	822	783,458
Series 2016-C1, Class B, 4.89%, 03/17/49 (Call 02/15/26)(a)	450	411,676
Series 2016-C1, Class C, 4.89%, 03/17/49 (Call 02/15/26)(a)	400	352,512
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50 (Call 04/15/27)(a)	650	603,104
Series 2017-JP5, Class ASB, 3.55%, 03/15/50 (Call 04/15/27)	100	96,547
Series 2017-JP6, Class A5, 3.49%, 07/15/50 (Call 06/15/27)	300	279,815
Series 2017-JP6, Class AS, 3.74%, 07/15/50 (Call 06/15/27)	400	368,369
Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 08/15/27)	1,000	933,766
Series 2019-COR5, Class A2, 3.15%, 06/13/52 (Call 06/13/29)	313	305,277
Series 2019-COR5, Class A4, 3.39%, 06/13/52 (Call 06/13/29)	1,200	1,094,899
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 05/15/26)	1,000	941,028

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/15/26)(a)	$750	$640,440
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 04/15/27)	1,100	1,038,733
Series 2017-C7, Class A5, 3.41%, 10/15/50 (Call 11/15/27)	1,050	977,110
Series 2018-C8, Class A3, 3.94%, 06/15/51 (Call 06/15/28)	561	536,046
Series 2019-COR6, Class A4, 3.06%, 11/13/52 (Call 11/13/29)	955	836,716
Series 2020-COR7, Class A5, 2.18%, 05/13/53 (Call 04/13/30)	539	449,913
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 07/15/23)(a)	57	56,825
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	91,862
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	1,462	1,405,809
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	635,787
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 04/15/27)(a)	1,090	1,032,931
Morgan Stanley Bank of America Merrill Lynch Trust 2.60%, 09/15/49 (Call 10/15/26)	737	681,195
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 08/15/23)	196	195,578
Series 2013-C13, Class C, 5.05%, 11/15/46 (Call 11/15/28)(a)	230	223,987
Series 2014-C14, Class B, 5.04%, 02/15/47 (Call 02/15/24)(a)	200	196,391
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 04/15/24)	40	39,209
Series 2014-C18, Class A3, 3.65%, 10/15/47 (Call 07/15/26)	329	319,865
Series 2014-C18, Class A4, 3.92%, 10/15/47 (Call 07/15/26)	1,150	1,117,555
Series 2015-C20, Class AS, 3.61%, 02/15/48 (Call 11/15/26)	500	474,408
Series 2015-C21, Class A4, 3.34%, 03/15/48 (Call 03/15/31)	901	863,620
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	1,000	956,429
Series 2015-C22, Class C, 4.34%, 04/15/48 (Call 04/15/25)(a)	250	218,631
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 06/15/25)	717	687,679
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,000	962,285
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 08/15/25)	308	295,476
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	950	914,543
Series 2015-C25, Class ASB, 3.38%, 10/15/48 (Call 09/15/25)	260	251,917
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	1,000	952,453
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 10/15/26)	500	462,780
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	1,250	1,164,081
Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 01/15/27)	1,000	948,532

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C32, Class ASB, 3.51%, 12/15/49 (Call 01/15/27)	$233	$224,477
Series 2017-C33, Class A5, 3.60%, 05/15/50 (Call 05/15/27)	1,100	1,035,970
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 10/15/27)	1,000	934,926
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	455,147
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (Call 07/15/25)(a)	500	482,006
Series 2015-UBS8, Class AS, 4.11%, 12/15/48 (Call 12/15/25)	250	229,767
Series 2016-UB11, Class A4, 2.78%, 08/15/49 (Call 08/15/26)	1,275	1,177,199
Series 2016-UB12, Class A3, 3.34%, 12/15/49 (Call 12/15/26)	983	925,541
Series 2016-UB12, Class A4, 3.60%, 12/15/49 (Call 12/15/26)	1,500	1,417,030
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	1,000	934,607
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	500	474,513
Series 2019-H7, Class A4, 3.26%, 07/15/52 (Call 07/15/29)	1,000	902,699
Series 2020-HR8, Class A4, 2.04%, 07/15/53 (Call 08/15/30)	1,120	920,661
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,296,735
Series 2021-L5, Class ASB, 2.43%, 05/15/54 (Call 05/15/31)	145	127,058
Series 2021-L6, Class A2, 2.13%, 06/15/54 (Call 07/15/31)(a)	1,500	1,349,668
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	2,000	1,665,359
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 07/10/26)	1,000	923,402
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 08/15/27)	1,000	935,459
Series 2017-C6, Class AS, 3.93%, 12/15/50 (Call 12/15/27)(a)	500	459,633
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 01/15/33)	1,000	934,856
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	1,325	1,259,262
Series 2018-C15, Class B, 4.92%, 12/15/51 (Call 01/15/29)(a)	750	686,909
Series 2019-C16, Class AS, 3.89%, 04/15/52 (Call 04/15/29)	1,592	1,396,418
Series 2019-C17, Class A4, 2.92%, 10/15/52 (Call 10/15/29)	1,000	882,577
Wells Fargo Commercial Mortgage Trust 2.65%, 08/15/49 (Call 08/15/26)	1,000	921,416
2.96%, 10/15/52 (Call 10/15/29)	900	836,483
4.00%, 04/15/55 (Call 04/15/32)(a)	500	463,442
4.15%, 08/15/51 (Call 08/15/28)	623	596,399
Series 2013-LC12, Class AS, 4.43%, 07/15/46 (Call 07/15/23)(a)	473	457,803
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 02/15/25)	820	779,511
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 03/15/25)	1,000	960,178
Series 2015-C27, Class B, 4.14%, 02/15/48 (Call 03/15/25)(a)	330	272,313
Series 2015-C28, Class A4, 3.54%, 05/15/48 (Call 05/15/25)	500	479,901

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C28, Class AS, 3.87%, 05/15/48 (Call 05/15/25)(a)	$250	$238,004
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 08/15/25)	1,817	1,745,410
Series 2015-C30, Class ASB, 3.41%, 09/15/58 (Call 08/15/25)	215	209,832
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 11/15/25)	500	479,189
Series 2015-C31, Class B, 4.48%, 11/15/48 (Call 11/15/25)(a)	1,000	904,193
Series 2015-C31, Class C, 4.75%, 11/15/48 (Call 11/15/25)(a)	450	400,105
Series 2015-LC20, Class B, 3.72%, 04/15/50 (Call 04/15/25)	750	693,428
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	962,674
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (Call 07/15/25)(a)	750	722,626
Series 2016-C32, Class ASB, 3.32%, 01/15/59 (Call 01/15/26)	587	569,567
Series 2016-C33, Class A4, 3.43%, 03/15/59 (Call 04/15/26)	1,000	948,792
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 05/15/26)	1,000	939,358
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	500	447,929
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 09/15/26)	1,680	1,561,290
Series 2016-LC25, Class B, 4.49%, 12/15/59 (Call 11/15/26)(a)	198	177,391
Series 2016-NXS4, Class A4, 3.72%, 12/15/48 (Call 11/15/25)	1,920	1,841,322
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 10/15/26)	500	437,392
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 06/15/27)	483	449,691
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	1,000	933,917
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 08/15/27)	2,500	2,330,740
Series 2017-C39, Class ASB, 3.21%, 09/15/50 (Call 08/15/27)	842	807,900
Series 2017-C39, Class C, 4.12%, 09/15/50 (Call 08/15/27)	500	423,143
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,250	1,159,278
Series 2017-C42, Class B, 4.00%, 12/15/50 (Call 12/15/27)(a)	500	441,501
Series 2018-C44, Class A4, 3.95%, 05/15/51 (Call 05/15/28)	1,250	1,186,688
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 07/15/28)(a)	350	327,945
Series 2018-C46, Class AS, 4.38%, 08/15/51 (Call 08/15/28)	500	466,398
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 10/15/28)	1,250	1,213,073
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,010	972,031
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,625	1,539,660

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-C49, Class C, 4.87%, 03/15/52 (Call 02/15/29)(a)	$665	$560,989
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 05/15/29)	750	697,436
Series 2019-C50, Class AS, 4.02%, 05/15/52 (Call 05/15/29)	1,000	899,318
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	433,470
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,242,508
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	1,000	866,549
Series 2020-C56, Class ASB, 2.42%, 06/15/53 (Call 04/15/30)	500	446,658
Series 2020-C56, Class B, 3.86%, 06/15/53 (Call 04/15/30)(a)	345	275,014
Series 2020-C56, Class C, 3.86%, 06/15/53 (Call 04/15/30)(a)	800	570,741
Series 2020-C57, Class A4, 2.12%, 08/15/53 (Call 08/15/30)	919	763,012
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	1,000	815,301
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	2,000	1,682,680
Series 2021-C59, Class ASB, 2.30%, 04/15/54 (Call 04/15/31)	459	409,222
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45 (Call 05/15/23)	70	66,339
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	110	106,828
Series 2013-C14, Class B, 3.84%, 06/15/46 (Call 06/15/23)(a)	500	431,155
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	289,438
Series 2014-C22, Class A4, 3.49%, 09/15/57 (Call 09/15/24)	909	880,694
Series 2014-C22, Class A5, 3.75%, 09/15/57 (Call 09/15/24)	400	386,557
Series 2014-C22, Class AS, 4.07%, 09/15/57 (Call 09/15/24)(a)	480	456,208
Series 2014-C24, Class A5, 3.61%, 11/15/47 (Call 11/15/24)	100	96,474
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 12/15/24)	1,050	1,014,227
Series 2014-LC14, Class A5, 4.05%, 03/15/47 (Call 02/15/24)	950	938,165

		298,746,085

Total Collaterized Mortgage Obligations — 58.6% (Cost: $336,720,839)		298,746,085

U.S. Government Agency Obligations

Mortgage-Backed Securities — 41.0%
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.45%, 02/25/43(a)	292	281,306
Series 2014-M11, Class 1A, 3.19%, 08/25/24(a)	437	428,406
Series 2014-M11, Class 2A, 3.40%, 08/25/26(a)	554	538,660
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	95	92,884

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	$195	$192,459
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	286	283,863
Series 2015-M1, Class A2, 2.53%, 09/25/24	499	486,211
Series 2015-M11, Class A2, 2.95%, 04/25/25(a)	714	693,344
Series 2015-M13, Class A2, 2.79%, 06/25/25(a)	676	652,766
Series 2015-M2, Class A, 2.62%, 12/25/24	320	310,556
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,080	1,052,041
Series 2016-M6, Class A2, 2.49%, 05/25/26	272	258,209
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,960	1,852,615
Series 2017, Class A2, 3.06%, 09/25/27(a)	928	888,653
Series 2017-M11, Class A2, 2.98%, 08/25/29	999	936,921
Series 2017-M15, Class AV2, 2.65%, 11/25/24(a)	594	580,303
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	641	605,766
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	707	669,627
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	889	852,173
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,018	1,938,118
Series 2018-M1, Class A2, 3.09%, 12/25/27(a)	705	673,777
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,382	2,308,118
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	79	77,434
Series 2018-M7, Class A2, 3.13%, 03/25/28(a)	735	702,990
Series 2019-M1, Class A2, 3.67%, 09/25/28(a)	2,645	2,577,337
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,824	1,782,501
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,223	1,176,481
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,412	2,307,679
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,489	2,357,850
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,179	2,988,564
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,312	2,059,261
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,654,420
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	2,000	1,638,393
Freddie Mac Multifamily Structured Pass Through Certificates
1.31%, 05/25/30 (Call 06/25/30)	1,000	826,924
2.03%, 09/25/28 (Call 10/25/28)	1,150	1,032,177
2.12%, 03/25/29 (Call 09/25/29)(a)	1,000	895,682
2.25%, 01/25/32 (Call 02/25/32)	165	141,614
2.45%, 04/25/32 (Call 05/25/32)	1,000	870,055
2.92%, 06/25/32 (Call 07/25/32)	2,650	2,394,354
3.00%, 06/25/32 (Call 06/25/32)(a)	2,500	2,273,069
3.50%, 07/25/32 (Call 08/25/32)(a)	2,000	1,892,642
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	2,245	2,060,596
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	2,500	2,145,281
Series K039, Class A2, 3.30%, 07/25/24 (Call 08/25/24)	263	257,428
Series K040, Class A2, 3.24%, 09/25/24 (Call 10/25/24)	620	605,226
Series K041, Class A2, 3.17%, 10/25/24 (Call 11/25/24)	1,250	1,220,792
Series K043, Class A2, 3.06%, 12/25/24 (Call 01/25/25)	1,000	974,234
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	823	798,186
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	1,785	1,738,640
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	2,000	1,952,175
Series K048, Class A1, 2.69%, 12/25/24 (Call 08/25/25)	131	127,768
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	1,000	975,367
Series K049, Class A2, 3.01%, 07/25/25 (Call 08/25/25)	1,800	1,745,171
Series K050, Class A2, 3.33%, 08/25/25 (Call 10/25/25)(a)	2,000	1,950,818
Series K051, Class A2, 3.31%, 09/25/25 (Call 10/25/25)	630	613,965
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	1,800	1,747,171
Series K054, Class A2, 2.75%, 01/25/26 (Call 02/25/26)	700	671,925
Series K055, Class A2, 2.67%, 03/25/26 (Call 04/25/26)	500	478,394
Series K056, Class A1, 2.20%, 07/25/25 (Call 06/25/26)	119	115,196
Series K057, Class A2, 2.57%, 07/25/26 (Call 08/25/26)	725	690,261
Series K058, Class A2, 2.65%, 08/25/26 (Call 09/25/26)	1,527	1,453,272
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	1,780	1,718,574
Series K060, Class A2, 3.30%, 10/25/26 (Call 12/25/26)	1,046	1,015,075

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K061, Class A2, 3.35%, 11/25/26 (Call 12/25/26)(a)	$1,300	$1,263,233
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	1,000	972,897
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	1,345	1,309,299
Series K064, Class A1, 2.89%, 10/25/26 (Call 05/25/27)	581	562,832
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	325	313,896
Series K065, Class A2, 3.24%, 04/25/27 (Call 07/25/27)	1,285	1,241,185
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	675	656,310
Series K067, Class A2, 3.19%, 07/25/27 (Call 09/25/27)	1,600	1,540,400
Series K068, Class A2, 3.24%, 08/25/27 (Call 10/25/27)	1,397	1,346,801
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	1,000	961,810
Series K070, Class A2, 3.30%, 11/25/27 (Call 12/25/27)(a)	1,541	1,487,875
Series K071, Class A2, 3.29%, 11/25/27 (Call 02/25/28)	1,500	1,447,054
Series K073, Class A2, 3.35%, 01/25/28 (Call 10/25/28)	1,000	966,750
Series K074, Class A1, 3.60%, 09/25/27 (Call 07/25/28)	430	421,204
Series K075, Class A2, 3.65%, 02/25/28 (Call 05/25/28)(a)	1,000	978,988
Series K076, Class A1, 3.73%, 12/25/27 (Call 05/25/28)	945	929,350
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,000	987,690
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	1,640	1,620,212
Series K079, Class A2, 3.93%, 06/25/28 (Call 07/25/28)	2,100	2,081,319
Series K080, Class A2, 3.93%, 07/25/28 (Call 08/25/28)(a)	1,700	1,684,836
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	1,500	1,484,708
Series K082, Class A2, 3.92%, 09/25/28 (Call 10/25/28)(a)	2,310	2,287,597
Series K083, Class A2, 4.05%, 09/25/28 (Call 10/25/28)(a)	1,100	1,096,104
Series K084, Class A2, 3.78%, 10/25/28 (Call 11/25/28)(a)	1,000	979,277
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	2,000	1,985,289
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,725	1,702,212
Series K087, Class A2, 3.77%, 12/25/28 (Call 01/25/29)	1,571	1,543,357
Series K088, Class A1, 3.48%, 09/25/28 (Call 04/25/29)	306	299,535
Series K088, Class A2, 3.69%, 01/25/29 (Call 04/25/29)	2,010	1,965,363
Series K089, Class A1, 3.34%, 10/25/28 (Call 04/25/29)	2,213	2,152,836
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	1,400	1,359,899
Series K090, Class A2, 3.42%, 02/25/29 (Call 10/25/29)	1,000	963,984
Series K091, Class A2, 3.51%, 03/25/29 (Call 10/25/29)	2,017	1,952,604
Series K092, Class A2, 3.30%, 04/25/29 (Call 07/25/29)	1,010	965,905
Series K094, Class A2, 2.90%, 06/25/29 (Call 11/25/29)	420	392,181
Series K095, Class A2, 2.79%, 06/25/29 (Call 01/25/30)	675	626,058
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,108,100
Series K097, Class A1, 2.16%, 05/25/29 (Call 12/25/29)	949	883,297
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	452,776
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	917,203
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	250	227,032
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/30)	925	860,798
Series K103, Class A2, 2.65%, 11/25/29 (Call 06/25/30)	1,220	1,115,271
Series K104, Class A2, 2.25%, 01/25/30 (Call 07/25/30)	2,005	1,784,763
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	1,485	1,287,371
Series K106, Class A1, 1.78%, 10/25/29 (Call 02/25/30)	1,446	1,305,375
Series K106, Class A2, 2.07%, 01/25/30 (Call 02/25/30)	2,250	1,975,060
Series K107, Class A2, 1.64%, 01/25/30 (Call 02/25/30)	1,250	1,068,270
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,153	1,819,287
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	3,000	2,534,281
Series K110, Class A1, 1.02%, 09/25/29 (Call 05/25/30)	971	842,321
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	1,640	1,379,213
Series K111, Class A2, 1.35%, 05/25/30 (Call 07/25/30)	1,500	1,245,389
Series K114, Class A2, 1.37%, 06/25/30 (Call 06/25/30)	760	628,974
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	2,500	2,071,587
Series K116, Class A2, 1.38%, 07/25/30 (Call 09/25/30)	2,000	1,653,350
Series K117, Class A2, 1.41%, 08/25/30 (Call 10/25/30)	1,500	1,240,020
Series K118, Class A1, 0.79%, 03/25/30 (Call 09/25/30)	1,881	1,624,695
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	2,500	2,076,659
Series K119, Class A2, 1.57%, 09/25/30 (Call 10/25/30)	1,000	834,632

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	$3,200	$2,651,724
Series K121, Class A2, 1.55%, 10/25/30 (Call 03/25/31)	1,500	1,246,280
Series K123, Class A2, 1.62%, 12/25/30 (Call 01/25/31)	600	500,439
Series K124, Class A2, 1.66%, 12/25/30 (Call 01/25/31)	2,300	1,921,119
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	2,000	1,692,847
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	2,616	2,253,574
Series K127, Class A2, 2.11%, 01/25/31 (Call 02/25/31)	2,740	2,364,158
Series K128, Class A2, 2.02%, 03/25/31 (Call 03/25/31)	1,000	856,823
Series K130, Class A2, 1.72%, 06/25/31 (Call 07/25/31)	2,500	2,080,277
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	1,000	839,794
Series K132, Class A2, 2.02%, 08/25/31 (Call 12/25/31)	1,000	847,753
Series K133, Class A2, 2.10%, 09/25/31 (Call 10/25/31)	1,000	851,749
Series K135, Class A1, 1.61%, 10/25/30 (Call 11/25/31)	1,203	1,057,840
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	2,800	2,395,045
Series K136, Class A2, 2.13%, 11/25/31 (Call 12/25/31)	2,000	1,704,138
Series K139, Class A2, 2.59%, 01/25/32 (Call 02/25/32)(a)	2,000	1,766,201
Series K142, Class A2, 2.40%, 03/25/32 (Call 03/25/32)	1,000	867,649
Series K150, 3.71%, 09/25/32 (Call 10/25/32)(a)	2,000	1,923,520
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/34)	250	242,197
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	479,771
Series K-1511, Class A2, 3.47%, 03/25/31 (Call 04/25/34)	1,000	950,500
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	730	672,203
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	450	400,418
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 12/25/34)	1,015	877,945
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	862,758
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 10/25/35)	1,825	1,386,436
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 08/25/35)	500	382,229
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	1,500	1,150,475
Series K152, Class A1, 2.83%, 05/25/30 (Call 04/25/31)	1,100	1,041,586
Series K152, Class A2, 3.08%, 01/25/31 (Call 04/25/31)	250	232,417
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 04/25/36)	1,000	813,276
Series K-1521, Class A2, 2.18%, 08/25/36 (Call 09/25/36)	1,000	782,276
Series K153, Class A3, 3.12%, 10/25/31 (Call 02/25/32)(a)	500	462,400
Series K154, Class A3, 3.46%, 11/25/32 (Call 12/25/32)	1,345	1,266,927
Series K155, Class A1, 3.75%, 11/25/29 (Call 05/25/33)	453	445,583
Series K156, Class A3, 3.70%, 06/25/33 (Call 07/25/33)(a)	500	479,298
Series K157, Class A2, 3.99%, 05/25/33 (Call 09/25/33)(a)	1,826	1,809,508
Series K159, Class A1, 3.95%, 12/25/29 (Call 11/25/33)	1,468	1,452,431
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/33)(a)	833	821,478
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	1,000	974,621
Series K727, Class A2, 2.95%, 07/25/24 (Call 10/25/24)	858	840,767
Series K728, Class A2, 3.06%, 08/25/24 (Call 11/25/24)(a)	970	949,499
Series K729, Class A1, 2.95%, 02/25/24 (Call 11/25/24)	67	67,470
Series K729, Class A2, 3.14%, 10/25/24 (Call 11/25/24)	1,250	1,221,277
Series K730, Class A2, 3.59%, 01/25/25 (Call 02/25/25)(a)	1,920	1,881,930
Series K731, Class A2, 3.60%, 02/25/25 (Call 05/25/25)(a)	937	918,566
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	1,000	969,790
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	495	475,323
Series K737, Class AM, 2.10%, 10/25/26 (Call 12/25/26)	300	278,575
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,150	1,919,496
Series K740, Class A2, 1.47%, 09/25/27 (Call 10/25/27)	2,400	2,143,309
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	1,001,563
Series K742, Class A2, 1.76%, 03/25/28 (Call 04/25/28)	1,000	896,982
Series K742, Class AM, 1.37%, 04/25/28 (Call 04/25/28)	1,400	1,219,779
Series K745, Class A2, 1.66%, 08/25/28 (Call 09/25/28)	1,000	881,670

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series KS03, Class A4, 3.16%, 05/25/25 (Call 08/25/25)(a)	$1,000	$974,699

		209,196,650

Total U.S. Government Agency Obligations — 41.0% (Cost: $230,119,908)		209,196,650

Total Long-Term Investments — 99.6% (Cost: $566,840,747)		507,942,735

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)	2,380	2,380,000

Total Short-Term Securities — 0.5% (Cost: $2,380,000)		2,380,000

Total Investments — 100.1% (Cost: $569,220,747)		510,322,735

Liabilities in Excess of Other Assets — (0.1)%		(473,079)

Net Assets — 100.0%		$509,849,656

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,600,000	$780,000	(a)	$—	$—	$—	$2,380,000	2,380	$53,810	$1

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$298,746,085	$—	$298,746,085
U.S. Government Agency Obligations	—	209,196,650	—	209,196,650
Short-Term Securities
Money Market Funds	2,380,000	—	—	2,380,000

	$2,380,000	$507,942,735	$—	$510,322,735

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.5%
Government National Mortgage Association
1.50%, 10/20/51	$444	$357,519
2.00%, 07/20/50	40	34,363
2.00%, 08/20/50	812	697,901
2.00%, 09/20/50	7,477	6,427,231
2.00%, 01/20/51	2,233	1,916,899
2.00%, 02/20/51	13,950	11,988,293
2.00%, 03/20/51	6,803	5,836,807
2.00%, 10/20/51	2,065	1,767,857
2.00%, 12/20/51	29,475	25,223,581
2.00%, 01/20/52	6,827	5,847,683
2.00%, 04/20/52	1,390	1,188,585
2.00%, 05/20/52	988	844,832
2.50%, 01/15/28	3	3,371
2.50%, 02/20/28	5	4,720
2.50%, 01/20/31	87	82,665
2.50%, 07/20/35	1,321	1,226,400
2.50%, 04/20/43	13	12,064
2.50%, 12/20/46	1,233	1,108,500
2.50%, 01/20/47	119	106,871
2.50%, 06/20/50	3,300	2,921,216
2.50%, 08/20/50	10,780	9,542,547
2.50%, 09/20/50	3,969	3,513,040
2.50%, 01/20/51	3,425	3,043,060
2.50%, 02/20/51	3,910	3,469,779
2.50%, 05/20/51	9,982	8,849,502
2.50%, 07/20/51	14,077	12,470,963
2.50%, 08/20/51	10,433	9,239,469
2.50%, 09/20/51	6,203	5,491,520
2.50%, 12/20/51	6,477	5,729,526
2.50%, 02/20/52	1,872	1,655,104
2.50%, 05/18/53(a)	500	441,748
3.00%, 07/15/27	3	2,725
3.00%, 09/15/27	6	5,356
3.00%, 01/20/31	109	104,464
3.00%, 07/20/31	173	166,028
3.00%, 02/20/32	137	131,115
3.00%, 09/15/42	5	4,525
3.00%, 10/15/42	34	31,624
3.00%, 01/20/43	324	302,423
3.00%, 07/15/43	57	53,219
3.00%, 09/20/43	671	625,808
3.00%, 01/15/44	1,816	1,686,253
3.00%, 08/20/44	374	348,797
3.00%, 05/20/45	265	246,425
3.00%, 07/20/45	73	68,137
3.00%, 10/20/45	118	109,656
3.00%, 12/20/45	1,469	1,365,185
3.00%, 01/20/46	474	440,811
3.00%, 02/20/46	493	458,334
3.00%, 03/20/46	1,826	1,695,063
3.00%, 04/20/46	1,211	1,123,893
3.00%, 05/20/46	1,538	1,430,253
3.00%, 06/20/46	543	504,742
3.00%, 08/20/46	3,547	3,291,908
3.00%, 09/20/46	2,335	2,166,975
3.00%, 12/15/46	135	124,904
3.00%, 12/20/46	408	378,779

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/15/47	$162	$148,833
3.00%, 02/20/47	461	427,567
3.00%, 06/20/47	54	50,188
3.00%, 07/20/47	928	859,726
3.00%, 10/20/47	305	282,285
3.00%, 02/20/48	43	39,538
3.00%, 04/20/49	1,884	1,746,056
3.00%, 07/20/49	387	357,420
3.00%, 09/20/49	30	27,752
3.00%, 10/15/49	797	732,286
3.00%, 11/20/49	1,161	1,071,023
3.00%, 04/20/50	8,182	7,534,197
3.00%, 07/20/50	10,609	9,773,163
3.00%, 08/20/50	2,891	2,660,225
3.00%, 09/20/50	647	595,223
3.00%, 09/20/51	2,225	2,040,351
3.00%, 10/20/51	1,234	1,131,108
3.00%, 11/20/51	2,088	1,912,970
3.00%, 07/20/52	473	431,606
3.00%, 10/20/52	3,628	3,315,139
3.50%, 02/15/26	1	1,361
3.50%, 11/15/26	1	1,122
3.50%, 02/20/27	4	3,518
3.50%, 01/20/31	36	35,228
3.50%, 07/20/32	96	92,994
3.50%, 09/15/41	4	3,867
3.50%, 06/20/42	2,682	2,510,034
3.50%, 09/15/42	9	8,556
3.50%, 09/20/42	113	108,924
3.50%, 10/15/42	4	4,060
3.50%, 10/20/42	266	256,185
3.50%, 11/15/42	22	21,261
3.50%, 11/20/42	877	842,870
3.50%, 12/20/42	93	89,703
3.50%, 02/20/43	736	706,582
3.50%, 03/15/43	33	30,997
3.50%, 05/15/43	30	28,586
3.50%, 06/15/43	121	116,414
3.50%, 04/20/45	258	246,204
3.50%, 06/20/45	96	91,735
3.50%, 09/20/45	2,838	2,713,636
3.50%, 11/20/45	10	9,853
3.50%, 12/20/45	71	67,870
3.50%, 03/20/46	362	345,674
3.50%, 04/20/46	57	54,023
3.50%, 06/20/46	549	523,068
3.50%, 07/20/46	3,242	3,089,169
3.50%, 11/20/46	10	9,278
3.50%, 12/20/46	136	129,928
3.50%, 01/20/47	49	46,456
3.50%, 02/20/47	120	114,714
3.50%, 03/20/47	244	232,710
3.50%, 04/20/47	1,051	999,543
3.50%, 08/20/47	492	467,486
3.50%, 09/20/47	924	879,590
3.50%, 10/20/47	5,336	5,081,944
3.50%, 12/15/47	468	443,913
3.50%, 12/20/47	559	532,903
3.50%, 01/20/48	16	15,592
3.50%, 02/20/48	1,277	1,215,530

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/20/48	$102	$97,717
3.50%, 05/20/48	318	302,870
3.50%, 09/20/48	34	32,537
3.50%, 11/20/48	658	626,465
3.50%, 03/20/49	7,708	7,333,553
3.50%, 09/20/49	205	194,776
3.50%, 10/20/49	249	236,901
3.50%, 04/20/50	5,985	5,679,715
3.50%, 05/20/50	373	354,278
3.50%, 06/20/50	582	549,273
3.50%, 02/20/52	3,272	3,083,349
3.50%, 08/20/52	377	353,526
4.00%, 03/20/26	1	1,082
4.00%, 07/20/26	1	881
4.00%, 02/15/41	6	5,506
4.00%, 03/15/41	5	4,513
4.00%, 04/15/41	22	21,717
4.00%, 05/15/41	6	5,784
4.00%, 12/15/41	7	6,569
4.00%, 01/15/42	5	4,661
4.00%, 02/15/42	16	15,895
4.00%, 03/15/42	37	35,765
4.00%, 05/15/42	8	8,167
4.00%, 08/15/42	8	7,798
4.00%, 09/20/42	197	189,781
4.00%, 04/15/44	28	27,615
4.00%, 05/15/44	39	37,826
4.00%, 08/20/44	24	23,235
4.00%, 10/20/44	256	251,242
4.00%, 03/20/45	1,036	1,017,140
4.00%, 08/15/45	2,956	2,871,284
4.00%, 08/20/45	404	396,082
4.00%, 09/20/45	6,263	6,134,125
4.00%, 10/20/45	5	4,928
4.00%, 01/20/46	8	8,299
4.00%, 03/20/46	98	96,342
4.00%, 07/20/46	10	9,271
4.00%, 09/20/46	286	278,968
4.00%, 11/20/46	110	106,892
4.00%, 12/15/46	19	18,114
4.00%, 05/20/47	28	27,455
4.00%, 06/20/47	1,619	1,579,563
4.00%, 07/20/47	329	320,558
4.00%, 08/20/47	6	6,066
4.00%, 11/20/47	97	94,754
4.00%, 03/20/48	62	60,461
4.00%, 04/20/48	439	427,078
4.00%, 05/20/48	3,303	3,213,588
4.00%, 06/20/48	1,184	1,151,579
4.00%, 07/20/48	351	341,682
4.00%, 11/20/48	3,927	3,821,086
4.00%, 09/15/49	187	181,690
4.00%, 01/20/50	470	457,305
4.00%, 02/20/50	10	9,951
4.00%, 09/20/52	1,180	1,133,732
4.00%, 12/20/52	569	546,991
4.00%, 05/18/53(a)	1,625	1,560,666
4.50%, 07/20/24	0	348
4.50%, 08/15/39	81	80,801
4.50%, 07/15/40	17	16,921

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/15/40	$31	$30,879
4.50%, 07/20/41	1,431	1,443,517
4.50%, 11/20/45	185	185,038
4.50%, 08/20/46	313	314,515
4.50%, 09/20/46	51	51,537
4.50%, 10/20/46	52	52,278
4.50%, 11/20/46	53	52,729
4.50%, 04/20/47	5	5,188
4.50%, 06/20/47	6	6,152
4.50%, 07/20/47	2,170	2,158,126
4.50%, 02/20/48	311	308,771
4.50%, 06/20/48	20	19,718
4.50%, 07/20/48	125	124,652
4.50%, 08/20/48	109	108,572
4.50%, 09/20/48	1,237	1,228,920
4.50%, 10/20/48	876	870,785
4.50%, 12/20/48	920	913,958
4.50%, 01/20/49	614	610,505
4.50%, 03/20/49	15	15,084
4.50%, 06/20/49	600	596,045
4.50%, 08/20/49	184	182,513
4.50%, 10/20/49	133	132,506
4.50%, 01/20/50	722	717,464
4.50%, 08/20/52	2,309	2,264,031
4.50%, 10/20/52	1,281	1,256,216
4.50%, 11/20/52	2,470	2,422,159
4.50%, 05/18/53(a)	4,363	4,280,512
5.00%, 07/15/39	18	18,936
5.00%, 07/20/42	102	104,541
5.00%, 07/20/46	41	41,797
5.00%, 04/20/48	43	43,055
5.00%, 05/20/48	226	228,235
5.00%, 11/20/48	52	52,526
5.00%, 12/20/48	50	50,560
5.00%, 01/20/49	144	145,639
5.00%, 04/20/49	9	9,233
5.00%, 09/20/50	213	215,926
5.00%, 07/20/52	4,148	4,127,210
5.00%, 08/20/52	977	971,767
5.00%, 09/20/52	2,091	2,080,677
5.00%, 12/20/52	3,498	3,481,347
5.00%, 01/20/53	970	965,386
5.00%, 05/18/53(a)	1,778	1,776,334
5.50%, 10/15/38	13	14,088
5.50%, 07/20/40	175	182,099
5.50%, 12/20/52	3,495	3,517,162
5.50%, 01/20/53	2,550	2,566,500
5.50%, 03/20/53	801	805,912
5.50%, 04/20/53	2,553	2,569,463
5.50%, 05/18/53(a)	2,732	2,750,356
6.00%, 09/20/38	16	17,090
6.00%, 05/18/53(a)	200	203,937

		297,979,618

Total Long-Term Investments — 100.5% (Cost: $321,860,379)		297,979,618

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)	9,050	$9,050,000

Total Short-Term Securities — 3.1% (Cost: $9,050,000)		9,050,000

Total Investments Before TBA Sales Commitments — 103.6% (Cost: $330,910,379)		307,029,618

TBA Sales Commitments(a)

Mortgage-Backed Securities — (1.0)%
Government National Mortgage Association 2.50%, 05/18/53	(500)	(441,748)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/18/53	(925)	$(888,379)
4.50%, 05/18/53	(550)	(539,602)
5.00%, 05/18/53	(1,160)	(1,157,009)

Total TBA Sales Commitments — (1.0)% (Proceeds: $(3,024,496))		(3,026,738)

Total Investments, Net of TBA Sales Commitments — 102.6% (Cost: $327,885,883)		304,002,880

Liabilities in Excess of Other Assets — (2.6)%		(7,607,084)

Net Assets — 100.0%		$296,395,796

(a)	Represents or includes a TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$38,794,000	$—	$(29,744,000	)(a)	$—	$—	$9,050,000	9,050	$698,509	$37

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$297,979,618	$—	$297,979,618
Short-Term Securities
Money Market Funds	9,050,000	—	—	9,050,000
Liabilities
Investments
TBA Sales Commitments	—	(3,026,738)	—	(3,026,738)

	$9,050,000	$294,952,880	$—	$304,002,880

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) April 30, 2023	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Obligations

U.S. Government Obligations — 98.9%
U.S. Treasury Floating Rate Note, 1.25%, 04/15/28	$393,716		$393,346,651
U.S. Treasury Inflation-Indexed Bonds
0.13%, 07/15/24	702,785		685,222,524
0.13%, 10/15/24	836,556		813,354,281
0.13%, 04/15/25	999,408		964,535,640
0.13%, 10/15/25	371,971		359,373,274
0.13%, 04/15/26	601,068		575,798,955
0.13%, 07/15/26	720,213		692,375,418
0.13%, 10/15/26	779,090		746,116,099
0.13%, 04/15/27	870,040		826,902,935
0.13%, 01/15/30	780,954		724,782,661
0.13%, 07/15/30	819,937		759,199,825
0.13%, 01/15/31	849,104		780,467,758
0.13%, 07/15/31	682,211		624,551,943
0.13%, 01/15/32	934,721		849,671,384
0.13%, 02/15/51	456,566		311,873,637
0.13%, 02/15/52	312,101		212,749,884
0.25%, 01/15/25	662,938		643,472,831
0.25%, 07/15/29	387,676		365,960,497
0.25%, 02/15/50	132,610		94,912,989
0.38%, 07/15/25	331,823		322,957,293
0.38%, 01/15/27	670,483		645,156,860
0.38%, 07/15/27	719,213		693,465,038
0.50%, 04/15/24	129,871		127,111,173
0.50%, 01/15/28	636,026		612,762,945
0.63%, 01/15/24	0	(a)	7
0.63%, 01/15/26	913,102		890,069,519
0.63%, 07/15/32	935,521		888,105,239
0.63%, 02/15/43	126,834		106,231,913
0.75%, 07/15/28	441,128		431,302,156
0.75%, 02/15/42	391,164		338,276,527
0.75%, 02/15/45	611,381		516,413,559
0.88%, 01/15/29	557,276		545,216,163
0.88%, 02/15/47	218,176		187,160,924
1.00%, 02/15/46	337,315		299,113,132
1.00%, 02/15/48	173,242		152,346,369

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/49	$119,911	$105,282,675
1.13%, 01/15/33	610,072	604,137,622
1.38%, 02/15/44	474,709	456,740,682
1.50%, 02/15/53	163,574	163,529,123
1.63%, 10/15/27	824,160	837,407,357
1.75%, 01/15/28	445,273	454,238,849
2.00%, 01/15/26	251,360	253,925,551
2.13%, 02/15/40	179,610	197,091,618
2.13%, 02/15/41	129,030	141,637,639
2.38%, 01/15/25	116,630	117,323,582
2.38%, 01/15/27	76,084	78,633,539
2.50%, 01/15/29	323,554	344,673,747
3.38%, 04/15/32	31,855	37,459,159
3.63%, 04/15/28	206,953	229,926,555
3.88%, 04/15/29	298,787	342,372,296

		22,544,737,997

Total Long-Term Investments — 98.9% (Cost: $25,483,702,238)		22,544,737,997

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)	101,920	101,920,000

Total Short-Term Securities — 0.4% (Cost: $101,920,000)		101,920,000

Total Investments — 99.3% (Cost: $25,585,622,238)		22,646,657,997

Other Assets Less Liabilities — 0.7%		153,851,964

Net Assets — 100.0%		$22,800,509,961

(a)	Rounds to less than 1,000.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,490,000	$65,430,000	(a)	$—	$—	$—	$101,920,000	101,920	$2,814,455	(b)	$149

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® TIPS Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$22,544,737,997	$—	$22,544,737,997
Short-Term Securities
Money Market Funds	101,920,000	—	—	101,920,000

	$101,920,000	$22,544,737,997	$—	$22,646,657,997

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) April 30, 2023	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 90.7%
U.S. Treasury Floating Rate Note
5.06%, 04/30/24, (3-mo. Treasury money market yield - 0.075%)(a)	$620,234	$619,581,262
5.12%, 01/31/24, (3-mo. Treasury money market yield - 0.015%)(a)	477,375	477,333,593
5.16%, 07/31/23, (3-mo. Treasury money market yield + 0.029%)(a)	1,031,164	1,030,607,939
5.17%, 10/31/23, (3-mo. Treasury money market yield + 0.035%)(a)	699,502	699,420,123
5.17%, 07/31/24, (3-mo. Treasury money market yield + 0.037%)(a)	879,719	879,512,228
5.27%, 10/31/24, (3-mo. Treasury money market yield + 0.140%)(a)	1,168,369	1,169,312,526
5.30%, 04/30/25(a)	298,741	298,954,140
5.33%, 01/31/25, (3-mo. Treasury money market yield + 0.200%)(a)	269,235	269,666,393

		5,444,388,204

Total Long-Term Investments — 90.7% (Cost: $5,443,194,781)		5,444,388,204

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)	14,570	$14,570,000

Total Short-Term Securities — 0.2% (Cost: $14,570,000)		14,570,000

Total Investments — 90.9% (Cost: $5,457,764,781)		5,458,958,204

Other Assets Less Liabilities — 9.1%		543,684,528

Net Assets — 100.0%		$6,002,642,732

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$14,570,000	(a)	$—	$—	$—	$14,570,000	14,570	$641,163	(b)	$10

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$5,444,388,204	$—	$5,444,388,204
Short-Term Securities
Money Market Funds	14,570,000	—	—	14,570,000

	$14,570,000	$5,444,388,204	$—	$5,458,958,204

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
0.25%, 05/15/24	$1,779,320	$1,697,930,006
0.25%, 05/31/25	117,130	108,377,278
0.25%, 07/31/25	16,468	15,170,686
0.25%, 08/31/25	372,888	342,663,679
0.25%, 10/31/25	363,021	332,079,130
0.38%, 04/15/24	5,907	5,662,875
0.38%, 07/15/24	5	4,754
0.38%, 08/15/24	516,595	489,776,456
0.38%, 11/30/25	606,208	555,153,737
0.38%, 07/31/27	50,896	44,532,012
0.50%, 03/31/25	585	546,861
0.50%, 02/28/26	426,387	389,244,693
0.50%, 05/31/27	136,603	120,701,557
0.50%, 08/31/27	30,448	26,725,256
0.63%, 07/31/26	250,210	226,928,740
0.63%, 12/31/27	261,310	228,819,425
0.63%, 05/15/30	13,224	10,908,250
0.63%, 08/15/30	7,506	6,160,198
0.75%, 03/31/26	150,682	138,497,947
0.75%, 04/30/26	79,747	73,055,728
0.75%, 05/31/26	79,893	73,024,075
0.75%, 08/31/26	505,211	459,130,230
0.75%, 01/31/28	12,636	11,108,821
0.88%, 06/30/26	149,055	136,664,803
1.00%, 12/15/24	44,912	42,613,769
1.00%, 07/31/28	168,330	148,064,647
1.13%, 01/15/25	5,000	4,745,508
1.13%, 02/28/25	73,950	70,044,516
1.13%, 10/31/26	92,657	84,983,842
1.13%, 08/31/28	16,139	14,260,950
1.13%, 05/15/40	20,465	13,713,149
1.13%, 08/15/40	20,465	13,601,231
1.25%, 03/31/28	236,630	212,467,857
1.25%, 06/30/28	90,278	80,622,486
1.25%, 09/30/28	257,780	228,900,584
1.25%, 08/15/31	1,986	1,679,580
1.38%, 10/31/28	170,937	152,648,076
1.38%, 12/31/28	40,672	36,247,331
1.38%, 11/15/31	1,547,849	1,316,034,180
1.38%, 11/15/40	35,450	24,536,662
1.38%, 08/15/50	64,528	38,820,145
1.50%, 02/15/25	463,180	441,776,017
1.50%, 11/30/28	459,193	412,251,279
1.50%, 02/15/30	25	21,619
1.63%, 02/15/26	203,844	192,258,335
1.63%, 05/15/26	672,640	632,439,253
1.63%, 08/15/29	50,896	45,651,326
1.63%, 11/15/50	86,346	55,494,169
1.88%, 02/15/32	235,764	208,365,644
1.88%, 02/15/41	72,824	54,706,185
1.88%, 02/15/51	1,512,510	1,035,064,953
1.88%, 11/15/51	111,888	76,232,441
2.00%, 05/31/24	4,746	4,608,626
2.00%, 02/15/25	596,789	574,409,412
2.00%, 08/15/25	296,453	283,981,035
2.00%, 11/15/26	4,117	3,892,012
2.00%, 02/15/50	3,471	2,462,770

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 08/15/51	$139,089	$97,900,184
2.13%, 07/31/24	25,348	24,594,491
2.13%, 05/15/25	363,259	349,580,413
2.25%, 11/15/25	27,407	26,348,287
2.25%, 02/15/27	604,388	575,467,187
2.25%, 08/15/27	116,670	110,617,459
2.25%, 11/15/27	351,030	331,984,070
2.25%, 05/15/41	82,076	65,445,992
2.25%, 08/15/49	1,715	1,291,500
2.25%, 02/15/52	104,918	78,290,959
2.38%, 08/15/24	942,320	916,848,107
2.38%, 04/30/26	15,402	14,815,593
2.38%, 05/15/27	83,661	79,856,848
2.38%, 03/31/29	27,933	26,219,922
2.38%, 05/15/29	284,718	267,123,785
2.50%, 02/28/26	25,456	24,585,922
2.50%, 02/15/46	4,999	3,983,702
2.50%, 05/15/46	583,627	464,690,202
2.63%, 02/15/29	1,143,559	1,089,731,514
2.63%, 07/31/29	231,645	220,126,091
2.75%, 05/15/25	405,591	395,292,793
2.75%, 06/30/25	181,382	176,727,001
2.75%, 08/31/25	25,456	24,799,713
2.75%, 04/30/27	18,212	17,633,109
2.75%, 07/31/27	2,133	2,063,594
2.75%, 02/15/28	675,775	652,650,824
2.75%, 08/15/32	137,217	129,863,026
2.75%, 11/15/42	661,831	564,288,829
2.75%, 08/15/47	15,679	13,053,992
2.75%, 11/15/47	56,762	47,287,624
2.88%, 04/30/25	2,896	2,828,994
2.88%, 07/31/25	25,456	24,871,308
2.88%, 11/30/25	44,801	43,729,976
2.88%, 05/15/28	415,534	402,905,470
2.88%, 08/15/28	6,062	5,872,078
2.88%, 05/15/32	142,334	136,229,206
2.88%, 05/15/43	49,807	43,225,169
2.88%, 08/15/45	116,711	99,769,840
2.88%, 11/15/46	318,400	271,970,813
2.88%, 05/15/49	13,964	11,964,857
2.88%, 05/15/52	6,078	5,200,964
3.00%, 07/31/24	18,010	17,665,981
3.00%, 07/15/25	23,493	23,005,704
3.00%, 10/31/25	37,541	36,762,317
3.00%, 11/15/44	12,066	10,580,374
3.00%, 02/15/47	3,063	2,671,510
3.00%, 02/15/48	168,401	146,995,653
3.00%, 08/15/48	45,455	39,739,389
3.00%, 08/15/52	134,940	118,536,356
3.13%, 08/15/25	97,000	95,264,610
3.13%, 11/15/28	1,401,678	1,372,877,890
3.13%, 08/31/29	182,040	178,029,431
3.13%, 02/15/43	115,596	104,460,584
3.25%, 08/31/24	27,896	27,443,780
3.25%, 06/30/29	2,640	2,599,884
3.38%, 05/15/44	70,807	66,163,524
3.50%, 01/31/30	142,464	142,536,345
3.50%, 02/15/33	141,368	142,207,373
3.63%, 03/31/30	152,300	153,704,016
3.63%, 08/15/43	35	34,136

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.63%, 02/15/53	$29,000	$28,755,313
3.75%, 11/15/43	895,620	889,077,376
3.88%, 01/15/26	179,952	180,240,204
3.88%, 09/30/29	61,210	62,470,065
3.88%, 11/30/29	82,762	84,556,255
3.88%, 12/31/29	128,364	131,242,162
4.00%, 02/29/28	248,128	253,594,570
4.00%, 02/28/30	205,132	211,446,219
4.00%, 11/15/52	183,779	195,121,610
4.13%, 11/15/32	164,724	173,861,034
4.25%, 12/31/24	100,807	100,759,747
4.25%, 05/15/39	13,279	14,393,710
4.38%, 02/15/38	144,092	158,613,772
4.38%, 11/15/39	216,799	237,928,434
4.50%, 11/15/25	164,126	166,607,124
4.50%, 05/15/38	3,048	3,396,972
5.00%, 05/15/37	42,303	49,553,999
5.50%, 08/15/28	2,500	2,731,543
6.13%, 11/15/27	338,855	375,308,384
U.S. Treasury STRIPS 0.00%, 02/15/29(a)	46,269	37,762,268
0.00%, 08/15/35(a)	16,781	10,711,981
0.00%, 08/15/36(a)	70,522	43,303,482
0.00%, 05/15/43(a)	33,665	15,275,317

		25,950,188,592

Total Long-Term Investments — 99.0% (Cost: $27,710,115,316)		25,950,188,592

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)(d)	46,830	$46,830,000

Total Short-Term Securities — 0.2% (Cost: $46,830,000)		46,830,000

Total Investments — 99.2% (Cost: $27,756,945,316)		25,997,018,592

Other Assets Less Liabilities — 0.8%		219,189,354

Net Assets — 100.0%		$26,216,207,946

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$39,685,406	$7,144,594	(a)	$—	$—	$—	$46,830,000	46,830	$1,111,207	(b)	$47

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$25,950,188,592	$—	$25,950,188,592

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$46,830,000	$—	$—	$46,830,000

	$46,830,000	$25,950,188,592	$—	$25,997,018,592

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares 0-5 Year TIPS Bond ETF	iShares CMBS ETF	iShares GNMA Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$12,295,527,699	$507,942,735	$297,979,618	$22,544,737,997
Investments, at value — affiliated(b)	821,830,000	2,380,000	9,050,000	101,920,000
Cash	—	—	7,206	6,580
Receivables:
Investments sold	—	26,735,134	(439,054)	397,155,526
Securities lending income — affiliated	—	—	—	13
TBA sales commitments	—	—	3,024,496	—
Capital shares sold	7,144,948	—	—	760,964
Dividends — affiliated	1,754,279	15,825	45,046	430,048
Interest — unaffiliated	9,459,273	1,514,551	809,820	29,727,299

Total assets	13,135,716,199	538,588,245	310,477,132	23,074,738,427

LIABILITIES
Bank overdraft	1,234,055	6,018	—	—
TBA sales commitments, at value	—	—	3,026,738	—
Payables:
Investments purchased	546,905,566	5,329,027	11,029,442	270,698,098
Capital shares redeemed	—	23,290,579	—	891
Investment advisory fees	314,761	112,965	25,156	3,529,477

Total liabilities	548,454,382	28,738,589	14,081,336	274,228,466

NET ASSETS	$12,587,261,817	$509,849,656	$296,395,796	$22,800,509,961

NET ASSETS CONSIST OF
Paid-in capital	$13,260,438,894	$603,300,405	$344,198,850	$26,790,643,599
Accumulated loss	(673,177,077)	(93,450,749)	(47,803,054)	(3,990,133,638)

NET ASSETS	$12,587,261,817	$509,849,656	$296,395,796	$22,800,509,961

NET ASSET VALUE
Shares outstanding	127,000,000	10,900,000	6,650,000	207,200,000

Net asset value	$99.11	$46.78	$44.57	$110.04

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$12,876,384,172	$566,840,747	$321,860,379	$25,483,702,238
(b) Investments, at cost — affiliated	$821,830,000	$2,380,000	$9,050,000	$101,920,000

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$5,444,388,204	$25,950,188,592
Investments, at value — affiliated(b)	14,570,000	46,830,000
Cash	9,346	13,030
Receivables:
Investments sold	773,030,000	268,683,707
Securities lending income — affiliated	879	2,940
Capital shares sold	—	2,466,399
Dividends — affiliated	70,542	196,007
Interest — unaffiliated	72,283,343	197,818,995

Total assets	6,304,352,314	26,466,199,670

LIABILITIES
Payables:
Investments purchased	300,043,582	248,740,538
Capital shares redeemed	938,285	187,673
Investment advisory fees	727,715	1,063,513

Total liabilities	301,709,582	249,991,724

NET ASSETS	$6,002,642,732	$26,216,207,946

NET ASSETS CONSIST OF
Paid-in capital	$5,977,523,045	$28,552,471,857
Accumulated earnings (loss)	25,119,687	(2,336,263,911)

NET ASSETS	$6,002,642,732	$26,216,207,946

NET ASSET VALUE
Shares outstanding	118,600,000	1,118,600,000

Net asset value	$50.61	$23.44

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$5,443,194,781	$27,710,115,316
(b) Investments, at cost — affiliated	$14,570,000	$46,830,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares 0-5 Year TIPS Bond ETF	iShares CMBS ETF	iShares GNMA Bond ETF	iShares TIPS Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$4,433,432	$53,810	$698,509	$2,318,976
Interest — unaffiliated(a)(b)	140,985,799	8,510,049	5,538,961	260,679,143
Securities lending income — affiliated — net	68,582	—	—	495,479

Total investment income	145,487,813	8,563,859	6,237,470	263,493,598

EXPENSES
Investment advisory	1,920,839	701,400	193,129	21,570,516

Total expenses	1,920,839	701,400	193,129	21,570,516

Less:
Investment advisory fees waived	—	—	(15,839)	—

Total expenses after fees waived	1,920,839	701,400	177,290	21,570,516

Net investment income	143,566,974	7,862,459	6,060,180	241,923,082

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(69,002,725)	(17,226,722)	(12,270,672)	(293,676,999)
Capital gain distributions from underlying funds — affiliated	74	1	37	149
In-kind redemptions — unaffiliated(c)	(5,460,850)	—	—	(467,104,607)

	(74,463,501)	(17,226,721)	(12,270,635)	(760,781,457)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	265,260,858	38,175,597	27,865,793	1,476,894,826

	265,260,858	38,175,597	27,865,793	1,476,894,826

Net realized and unrealized gain	190,797,357	20,948,876	15,595,158	716,113,369

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$334,364,331	$28,811,335	$21,655,338	$958,036,451

(a)	Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.

(b)	Includes net deflationary adjustments for U.S. Treasury Inflation Index Bonds which exceeded the aggregate of interest accrued to income for the period.

(c)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2023

	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$598,630	$1,027,005
Interest — unaffiliated	108,351,123	270,337,901
Securities lending income — affiliated — net	42,533	84,202

Total investment income	108,992,286	271,449,108

EXPENSES
Investment advisory	3,492,728	5,633,178

Total expenses	3,492,728	5,633,178

Net investment income	105,499,558	265,815,930

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(175,597)	(65,616,379)
Capital gain distributions from underlying funds — affiliated	10	47
In-kind redemptions — unaffiliated(a)	122,899	(16,137,396)

	(52,688)	(81,753,728)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,852,252	1,095,261,475

	1,852,252	1,095,261,475

Net realized and unrealized gain	1,799,564	1,013,507,747

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,299,122	$1,279,323,677

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares 0-5 Year TIPS Bond ETF		iShares CMBS ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$143,566,974	$674,213,983	$7,862,459	$17,551,222
Net realized loss	(74,463,501)	(79,101,976)	(17,226,721)	(18,661,019)
Net change in unrealized appreciation (depreciation)	265,260,858	(946,415,284)	38,175,597	(105,496,354)

Net increase (decrease) in net assets resulting from operations	334,364,331	(351,303,277)	28,811,335	(106,606,151)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(82,385,637)	(708,599,128)	(7,910,327)	(19,482,690)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	211,465,200	5,688,028,105	(96,880,620)	(108,467,807)

NET ASSETS
Total increase (decrease) in net assets	463,443,894	4,628,125,700	(75,979,612)	(234,556,648)
Beginning of period	12,123,817,923	7,495,692,223	585,829,268	820,385,916

End of period	$12,587,261,817	$12,123,817,923	$509,849,656	$585,829,268

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares GNMA Bond ETF		iShares TIPS Bond ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,060,180	$5,348,068	$241,923,082	$2,078,474,333
Net realized loss	(12,270,635)	(8,776,553)	(760,781,457)	(442,787,338)
Net change in unrealized appreciation (depreciation)	27,865,793	(49,977,400)	1,476,894,826	(5,520,153,272)

Net increase (decrease) in net assets resulting from operations	21,655,338	(53,405,885)	958,036,451	(3,884,466,277)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,686,199)	(4,647,702)	(132,507,170)	(2,167,278,308)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(49,850,982)	(95,516,056)	(3,006,885,445)	(4,835,024,590)

NET ASSETS
Total decrease in net assets	(33,881,843)	(153,569,643)	(2,181,356,164)	(10,886,769,175)
Beginning of period	330,277,639	483,847,282	24,981,866,125	35,868,635,300

End of period	$296,395,796	$330,277,639	$22,800,509,961	$24,981,866,125

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets (continued)

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$105,499,558	$26,891,007	$265,815,930	$288,943,745
Net realized gain (loss)	(52,688)	226,214	(81,753,728)	(497,696,978)
Net change in unrealized appreciation (depreciation)	1,852,252	(670,939)	1,095,261,475	(2,755,101,547)

Net increase (decrease) in net assets resulting from operations	107,299,122	26,446,282	1,279,323,677	(2,963,854,780)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(91,867,730)	(16,475,106)	(255,787,223)	(256,285,822)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,204,388,823	3,511,487,208	3,950,757,281	8,796,873,416

NET ASSETS
Total increase in net assets	2,219,820,215	3,521,458,384	4,974,293,735	5,576,732,814
Beginning of period	3,782,822,517	261,364,133	21,241,914,211	15,665,181,397

End of period	$6,002,642,732	$3,782,822,517	$26,216,207,946	$21,241,914,211

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$97.18		$105.95	$103.32	$100.17	$98.21	$100.52

Net investment income(a)	1.09		6.31	4.52	1.62	2.05	2.61
Net realized and unrealized gain (loss)(b)	1.45		(8.83)	2.17	2.85	2.02	(2.22)

Net increase (decrease) from investment operations	2.54		(2.52)	6.69	4.47	4.07	0.39

Distributions from net investment income(c)		(0.61)	(6.25)	(4.06)	(1.32)	(2.11)	(2.70)

Net asset value, end of period	$99.11		$97.18	$105.95	$103.32	$100.17	$98.21

Total Return(d)
Based on net asset value	2.62	%(e)	(2.51)%	6.55%	4.49%	4.17%	0.39%

Ratios to Average Net Assets(f)
Total expenses	0.03	%(g)	0.03%	0.05%	0.06%	0.06%	0.06%

Net investment income	2.24	%(g)	6.15%	4.28%	1.59%	2.07%	2.62%

Supplemental Data
Net assets, end of period (000)	$12,587,262		$12,123,818	$7,495,692	$2,841,229	$2,343,861	$2,199,887

Portfolio turnover rate(h)		18%	27%	36%	72%	58%	40%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$45.06		$53.62	$54.88	$53.42	$49.36	$51.60

Net investment income(a)	0.64		1.19	1.23	1.39	1.45	1.37
Net realized and unrealized gain (loss)(b)	1.72		(8.45)	(1.06)	1.47	4.04	(2.26)

Net increase (decrease) from investment operations	2.36		(7.26)	0.17	2.86	5.49	(0.89)

Distributions(c)
From net investment income		(0.64)	(1.18)	(1.22)	(1.40)	(1.43)	(1.35)
From net realized gain	—		(0.12)	(0.21)	—	—	—

Total distributions		(0.64)	(1.30)	(1.43)	(1.40)	(1.43)	(1.35)

Net asset value, end of period	$46.78		$45.06	$53.62	$54.88	$53.42	$49.36

Total Return(d)
Based on net asset value	5.24	%(e)	(13.75)%	0.29%	5.42%	11.27%	(1.74)%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.80	%(g)	2.39%	2.26%	2.58%	2.81%	2.72%

Supplemental Data
Net assets, end of period (000)	$509,850		$585,829	$820,386	$491,195	$422,024	$310,990

Portfolio turnover rate(h)		11%	21%	13%	26%	21%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$42.62		$49.88	$50.93	$50.35	$47.67	$49.74

Net investment income(a)	0.69		0.66	0.04	0.77	1.34	1.12
Net realized and unrealized gain (loss)(b)	1.91		(7.31)	(0.61)	0.82	2.69	(2.05)

Net increase (decrease) from investment operations	2.60		(6.65)	(0.57)	1.59	4.03	(0.93)

Distributions(c)
From net investment income		(0.65)	(0.61)	(0.06)	(0.82)	(1.35)	(1.14)
Return of capital	—		—	(0.42)	(0.19)	—	(0.00	)(d)

Total distributions		(0.65)	(0.61)	(0.48)	(1.01)	(1.35)	(1.14)

Net asset value, end of period	$44.57		$42.62	$49.88	$50.93	$50.35	$47.67

Total Return(e)
Based on net asset value	6.10	%(f)	(13.42)%	(1.14)%	3.18%	8.55%	(1.90)%

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.09	%(h)	0.09%	0.13%	0.12%	0.13%	0.12%

Net investment income	3.14	%(h)	1.41%	0.08%	1.51%	2.71%	2.31%

Supplemental Data
Net assets, end of period (000)	$296,396		$330,278	$483,847	$481,283	$178,753	$102,483

Portfolio turnover rate(i)(j)		198%	313%	498%	699%	529%	834%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$106.26		$128.61	$125.29	$116.11	$108.83	$113.73

Net investment income(a)	1.13		7.63	4.90	1.56	2.11	3.14
Net realized and unrealized gain (loss)(b)	3.26		(21.96)	3.33	8.87	7.41	(4.63)

Net increase (decrease) from investment operations	4.39		(14.33)	8.23	10.43	9.52	(1.49)

Distributions from net investment income(c)		(0.61)	(8.02)	(4.91)	(1.25)	(2.24)	(3.41)

Net asset value, end of period	$110.04		$106.26	$128.61	$125.29	$116.11	$108.83

Total Return(d)
Based on net asset value	4.13	%(e)	(11.62)%	6.67%	9.02%	8.80%	(1.36)%

Ratios to Average Net Assets(f)
Total expenses	0.19	%(g)	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	2.10	%(g)	6.36%	3.84%	1.29%	1.87%	2.80%

Supplemental Data
Net assets, end of period (000)	$22,800,510		$24,981,866	$35,868,635	$23,956,337	$20,436,063	$22,223,190

Portfolio turnover rate(h)		10%	20%	34%	53%	17%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22		Year Ended 10/31/21		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$50.50		$50.26		$50.29		$50.28	$50.31	$50.24

Net investment income (loss)(a)	1.13		1.05		(0.01)		0.31	1.08	0.92
Net realized and unrealized gain (loss)(b)	0.00		(0.44)		(0.01)		0.08	(0.04)	(0.07)

Net increase (decrease) from investment operations	1.13		0.61		(0.02)		0.39	1.04	0.85

Distributions(c)
Distributions from net investment income		(1.02)	(0.37)		(0.01)		(0.38)	(1.07)	(0.78)
From net realized gain	—		(0.00	)(d)	(0.00	)(d)	—	—	—

Total distributions		(1.02)	(0.37)		(0.01)		(0.38)	(1.07)	(0.78)

Net asset value, end of period	$50.61		$50.50		$50.26		$50.29	$50.28	$50.31

Total Return(e)
Based on net asset value	2.24	%(f)	1.22%		(0.04)%		0.78%	2.09%	1.70%

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%		0.15%		0.15%	0.15%	0.15%

Net investment income (loss)	4.53	%(h)	2.08%		(0.02)%		0.62%	2.15%	1.83%

Supplemental Data
Net assets, end of period (000)	$6,002,643		$3,782,823		$261,364		$407,351	$507,830	$306,913

Portfolio turnover rate(i)		8%	6%		74%		44%	20%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$22.40		$26.46	$27.66	$26.28	$24.17	$25.16

Net investment income(a)	0.27		0.38	0.25	0.39	0.53	0.48
Net realized and unrealized gain (loss)(b)	1.03		(4.11)	(0.96)	1.40	2.10	(1.00)

Net increase (decrease) from investment operations	1.30		(3.73)	(0.71)	1.79	2.63	(0.52)

Distributions(c)
From net investment income		(0.26)	(0.33)	(0.25)	(0.41)	(0.52)	(0.47)
From net realized gain	—		—	(0.24)	—	—	—

Total distributions		(0.26)	(0.33)	(0.49)	(0.41)	(0.52)	(0.47)

Net asset value, end of period	$23.44		$22.40	$26.46	$27.66	$26.28	$24.17

Total Return(d)
Based on net asset value	5.84	%(e)	(14.21)%	(2.58)%	6.84%	10.99%	(2.10)%

Ratios to Average Net Assets(f)
Total expenses	0.05	%(g)	0.05%	0.09%	0.15%	0.15%	0.15%

Net investment income	2.36	%(g)	1.57%	0.95%	1.43%	2.09%	1.95%

Supplemental Data
Net assets, end of period (000)	$26,216,208		$21,241,914	$15,665,181	$15,037,638	$15,219,211	$6,747,196

Portfolio turnover rate(h)		9%	50%	128%	91%	22%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
CMBS	Diversified
GNMA Bond	Diversified
TIPS Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
CMBS	0.25%
GNMA Bond	0.10
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.05

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.

This amount is included in investment advisory fees waived in the Statement of Operation. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
GNMA Bond	$15,839

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
0-5 Year TIPS Bond	$15,604
TIPS Bond	116,245
Treasury Floating Rate Bond	10,311
U.S. Treasury Bond	24,425

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year TIPS Bond	$2,239,526,553	$2,182,515,446	$—	$—
CMBS	32,417,451	69,356,385	26,487,105	84,051,618
GNMA Bond	747,779,314	796,311,887	—	—
TIPS Bond	2,277,474,352	2,482,390,145	—	—
Treasury Floating Rate Bond	519,973,216	246,965,323	—	—
U.S. Treasury Bond	2,042,850,789	2,035,172,483	—	—

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$7,757,544,717	$7,863,207,222
CMBS	8,769	—
TIPS Bond	4,777,521,896	7,740,820,987
Treasury Floating Rate Bond	2,606,294,852	426,882,352
U.S. Treasury Bond	7,324,507,246	3,684,688,522

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
0-5 Year TIPS Bond	$79,005,302
CMBS	18,311,730
GNMA Bond	12,309,603
TIPS Bond	396,779,209
U.S. Treasury Bond	538,370,420

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$13,698,247,310	$9,777,586	$(590,667,197)	$(580,889,611)
CMBS	569,579,757	378,822	(59,635,844)	(59,257,022)
GNMA Bond	331,079,311	828,748	(24,880,683)	(24,051,935)
TIPS Bond	25,588,646,881	11,329,167	(2,953,318,051)	(2,941,988,884)
Treasury Floating Rate Bond	5,457,764,781	2,089,514	(896,091)	1,193,423
U.S. Treasury Bond	27,768,749,242	37,965,638	(1,809,696,288)	(1,771,730,650)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount

0-5 Year TIPS Bond
Shares sold	33,200,000	$3,239,993,675	73,950,000	$7,703,184,734
Shares redeemed	(30,950,000)	(3,028,528,475)	(19,950,000)	(2,015,156,629)

	2,250,000	$211,465,200	54,000,000	$5,688,028,105

CMBS
Shares sold	700,000	$32,717,875	1,600,000	$82,403,093
Shares redeemed	(2,800,000)	(129,598,495)	(3,900,000)	(190,870,900)

	(2,100,000)	$(96,880,620)	(2,300,000)	$(108,467,807)

GNMA Bond
Shares sold	3,950,000	$173,477,166	1,150,000	$53,550,684
Shares redeemed	(5,050,000)	(223,328,148)	(3,100,000)	(149,066,740)

	(1,100,000)	$(49,850,982)	(1,950,000)	$(95,516,056)

TIPS Bond
Shares sold	44,400,000	$4,809,124,884	92,200,000	$11,219,666,328
Shares redeemed	(72,300,000)	(7,816,010,329)	(136,000,000)	(16,054,690,918)

	(27,900,000)	$(3,006,885,445)	(43,800,000)	$(4,835,024,590)

Treasury Floating Rate Bond
Shares sold	52,300,000	$2,638,353,834	75,600,000	$3,808,560,987
Shares redeemed	(8,600,000)	(433,965,011)	(5,900,000)	(297,073,779)

	43,700,000	$2,204,388,823	69,700,000	$3,511,487,208

U.S. Treasury Bond
Shares sold	324,600,000	$7,522,573,068	611,000,000	$14,659,250,742
Shares redeemed	(154,500,000)	(3,571,815,787)	(254,600,000)	(5,862,377,326)

	170,100,000	$3,950,757,281	356,400,000	$8,796,873,416

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year TIPS Bond ETF, iShares CMBS ETF, iShares GNMA Bond ETF, iShares TIPS Bond ETF, iShares Treasury Floating Rate Bond ETF and iShares U.S. Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	51

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
CMBS	$0.643033	$—	$—	$0.643033	100%	—%	—%	100%
GNMA Bond	0.645083	—	—	0.645083	100	—	—	100
Treasury Floating Rate Bond	1.023049	—	—	1.023049	100	—	—	100

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	53

Glossary of Terms Used in this Report

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

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iS-SAR-1005-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ

• iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six-to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® Core 1-5 Year USD Bond ETF

Investment Objective

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.19%	1.12%	1.51%	1.28%	1.12%	7.76%	13.54%
Fund Market	4.13	0.78	1.50	1.27	0.78	7.71	13.41
Index	4.19	1.13	1.55	1.35	1.13	8.00	14.39

Index Performance through June 2, 2014 reflects the performance of the Bloomberg U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 1-5 Year Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,041.90	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	57.4%
Aa	3.5
A	13.9
Baa	13.1
Ba	3.3
B	3.1
Caa	0.7
Ca	0.1
Not Rated	4.9

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	55.2%
Corporate Bonds & Notes	36.9
Foreign Government and Agency Obligations	5.7
Collaterized Mortgage Obligations	1.5
Asset-Backed Securities	0.8
Municipal Debt Obligations	—	(b)
TBA Sales Commitments	(0.1)
Common Stocks	—	(b)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® Core International Aggregate Bond ETF

Investment Objective

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.87%	(1.62)%	0.89%	1.76%	(1.62)%	4.53%	13.94%
Fund Market	3.02	(1.37)	0.88	1.78	(1.37)	4.49	14.11
Index	2.93	(1.50)	1.00	1.85	(1.50)	5.10	14.64

The inception date of the Fund was November 10, 2015. The first day of secondary market trading was November 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,028.70	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

Foreign Government and Agency Obligations	81.0%
Corporate Bonds & Notes	19.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	18.1%
Japan	11.1
France	10.0
Germany	9.0
United Kingdom	7.7
Canada	6.0
Italy	5.9
Spain	4.5
Supranational	3.1
Australia	3.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Class A, 0.90%, 11/15/26	$5,000	$4,698,085
Class A, 4.95%, 10/15/27	1,000	1,011,350
Series 2022-2, Class A, 3.39%, 05/15/27	3,000	2,934,149
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	3,510	3,354,171
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1, 0.55%, 07/15/26	2,000	1,894,683
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 11/15/25)	2,250	2,138,208
Discover Card Execution Note Trust
3.56%, 07/15/27	2,000	1,957,774
Series 2022-A1, Class A1, 1.96%, 02/15/27	2,300	2,190,288
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 01/16/24)	282	279,815
GM Financial Consumer Automobile Receivables Trust 2023-14.66%, 02/16/28 (Call 09/16/26)	3,090	3,094,848
Honda Auto Receivables Owner Trust Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 10/15/23)	2,750	2,693,751
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 12/15/24)	1,370	1,336,704
Toyota Auto Receivables Owner Trust
2.93%, 09/15/26 (Call 05/15/26)	5,000	4,852,934
Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 06/15/25)	750	692,549
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	2,870	2,729,183
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 07/15/24)	28	27,731

Total Asset-Backed Securities — 0.8% (Cost: $34,908,501)		35,886,223

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53 (Call 12/15/30)	1,000	902,103
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,101,776
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%, 11/10/49 (Call 11/10/26)	946	893,054
COMM Mortgage Trust
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 01/10/29)	3,266	3,171,979
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	4,000	3,865,923
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49 (Call 10/10/26)	5,440	5,094,314
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 11/10/23)	2,000	1,981,195
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 01/10/29)	4,200	4,062,587
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	2,650	2,550,370
Series 2015-CR27, Class A4, 3.61%, 10/10/48 (Call 10/10/25)	1,335	1,278,703
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	1,560	1,502,577

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47 (Call 04/10/24)	$418	$413,265
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	1,840	1,790,539
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	4,000	3,876,403
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	3,406	3,267,991
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46 (Call 11/15/23)	2,831	2,806,659
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	225	221,442
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	3,000	2,910,688
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 09/15/26)	702	681,751
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 03/15/26)	2,000	1,923,648
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.19%, 07/15/46 (Call 06/15/28)(a)	1,000	972,298
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 07/15/24)	1,511	1,478,121
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	382	375,938
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	250	239,107
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	3,075	2,863,639
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	839,460
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 07/10/26)	704	676,968
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51 (Call 12/15/28)	3,890	3,806,973
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 07/15/26)	1,000	931,091
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 02/15/26)	5,000	4,772,760
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 08/15/27)	5,000	4,661,480

		71,914,802

Total Collaterized Mortgage Obligations — 1.5% (Cost: $78,472,703)		71,914,802

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(b)(c)	160	157,910
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 08/15/23)(b)	490	442,612
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/24)	250	231,203
National CineMedia LLC, 5.75%, 08/15/26 (Call 08/15/23)	50	1,620

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Advertising (continued)
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$490	$476,829
3.65%, 11/01/24 (Call 08/01/24)	595	583,653
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/15/23)(b)	275	253,899
6.25%, 06/15/25 (Call 06/15/23)(b)	170	170,578
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	185	156,466
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(b)	375	290,655
WPP Finance 2010, 3.75%, 09/19/24	486	474,200

		3,239,625

Aerospace & Defense — 0.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	225	215,629
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	109,513
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	346	339,398
3.85%, 12/15/25 (Call 09/15/25)(b)	520	506,116
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/30/23)	2,315	2,149,732
2.25%, 06/15/26 (Call 03/15/26)	292	269,177
2.60%, 10/30/25 (Call 07/30/25)	60	56,749
2.70%, 02/01/27 (Call 12/01/26)	610	565,891
2.75%, 02/01/26 (Call 01/01/26)	730	690,441
2.80%, 03/01/27 (Call 12/01/26)	80	73,854
2.85%, 10/30/24 (Call 07/30/24)	158	152,440
3.25%, 02/01/28 (Call 12/01/27)	535	498,904
4.88%, 05/01/25 (Call 04/01/25)	1,558	1,553,357
5.04%, 05/01/27 (Call 03/01/27)	925	928,913
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	300	284,478
7.13%, 06/15/26 (Call 06/15/23)(b)	465	461,898
7.50%, 03/15/25 (Call 05/29/23)(b)	146	145,972
7.88%, 04/15/27 (Call 04/15/24)(b)	750	748,147
Embraer Netherlands Finance BV
5.05%, 06/15/25	450	442,053
5.40%, 02/01/27	200	192,694
6.95%, 01/17/28 (Call 10/17/27)(c)(d)	400	405,300
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/23)(b)	205	170,267
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	105	96,155
2.38%, 11/15/24 (Call 09/15/24)	230	222,173
3.25%, 04/01/25 (Call 03/01/25)	600	585,132
3.50%, 05/15/25 (Call 03/15/25)	504	494,328
3.50%, 04/01/27 (Call 02/01/27)	325	315,806
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	228	218,613
4.95%, 08/15/25 (Call 05/15/25)	225	221,227
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	339	337,183
5.90%, 02/01/27	250	255,905
6.75%, 01/15/28	70	73,893
6.88%, 05/01/25 (Call 04/01/25)	240	247,294
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	284	277,670
3.85%, 12/15/26 (Call 09/15/26)	130	126,274
3.95%, 05/28/24 (Call 02/28/24)	287	283,263
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	550	541,948

Security	Par (000)	Value

Aerospace & Defense (continued)
4.95%, 10/15/25 (Call 09/15/25)	$350	$355,642
5.10%, 11/15/27 (Call 10/15/27)	580	603,444
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(b)	225	211,583
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,071	1,038,452
3.20%, 02/01/27 (Call 11/01/26)	5	4,804
3.25%, 01/15/28 (Call 10/15/27)	705	670,998
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	290	273,624
3.13%, 05/04/27 (Call 02/04/27)	160	152,800
3.50%, 03/15/27 (Call 12/15/26)	616	596,812
3.95%, 08/16/25 (Call 06/16/25)	885	873,345
5.00%, 02/27/26 (Call 01/27/26)	190	193,310
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	405	382,660
5.75%, 10/15/27 (Call 07/15/27)(b)	385	384,038
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	120	112,514
7.50%, 04/15/25 (Call 04/15/24)(b)	470	467,500
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	600	565,242
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/23)	1,055	1,012,547
6.25%, 03/15/26 (Call 03/15/24)(b)	1,705	1,713,167
6.38%, 06/15/26 (Call 06/15/23)	370	369,763
7.50%, 03/15/27 (Call 03/15/24)	215	216,124
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	220	221,283
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/23)(c)	220	204,547
9.00%, 03/15/28 (Call 03/15/25)(b)	465	471,687

		26,353,673

Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/23)	200	186,552
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	628	598,679
4.40%, 02/14/26 (Call 12/14/25)	450	447,066
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)	200	186,602
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	342	325,044
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	500	434,175
2.79%, 09/06/24 (Call 08/06/24)	656	633,230
3.22%, 08/15/24 (Call 06/15/24)	1,049	1,020,572
3.22%, 09/06/26 (Call 07/06/26)	477	451,767
3.56%, 08/15/27 (Call 05/15/27)	1,407	1,317,149
4.70%, 04/02/27 (Call 02/02/27)	312	307,782
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	837	762,139
3.95%, 06/15/25(b)	784	767,191
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	607	561,287
3.25%, 08/15/26 (Call 05/15/26)	45	42,946
3.75%, 09/25/27 (Call 06/25/27)	5	4,822
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	295	268,412
3.50%, 04/22/25 (Call 05/30/23)(b)	380	372,689
3.63%, 04/22/27 (Call 03/22/27)(b)	345	336,727
4.50%, 06/24/26(b)	205	205,662

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.88%, 10/10/25 (Call 09/10/25)(b)	$475	$478,581
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/24)(b)	195	190,999
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	459,363
3.50%, 07/26/26 (Call 05/26/26)(b)	400	377,020
4.25%, 07/21/25 (Call 04/21/25)(b)	550	534,946
6.13%, 07/27/27 (Call 06/27/27)(b)	310	319,644
MHP Lux SA, 6.95%, 04/03/26(d)	200	102,638
MHP SE, 7.75%, 05/10/24(d)	200	116,148
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	392	353,396
1.50%, 05/01/25 (Call 04/01/25)	504	473,967
2.75%, 02/25/26 (Call 11/25/25)	455	433,947
2.88%, 05/01/24 (Call 04/01/24)	427	418,178
3.25%, 11/10/24	577	564,358
3.38%, 08/11/25 (Call 05/11/25)	508	496,189
4.88%, 02/13/26	735	739,145
4.88%, 02/15/28 (Call 01/15/28)	1,114	1,123,803
5.00%, 11/17/25	462	466,236
5.13%, 11/15/24	195	196,252
5.13%, 11/17/27 (Call 10/17/27)	818	836,961
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	1,186	1,166,976
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/24)(b)	110	101,143
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/23)(b)	215	216,344
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	335	299,664
4.90%, 04/21/27 (Call 03/21/27)(b)	210	203,301

		19,899,692

Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	471	435,929
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	23	21,163
Series 2020-1, Class C, 10.50%, 07/15/26(b)	135	143,613
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	101	97,146
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	230	227,859
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	13	12,293
American Airlines Group Inc., 3.75%, 03/01/25(b)	210	197,967
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(b)	80	77,795
11.75%, 07/15/25(b)	975	1,073,836
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	1,385	1,360,596
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	101	90,658
Series 2014-1, Class A, 3.70%, 04/01/28(c)	154	137,038
Series 2015-1, Class A, 3.38%, 11/01/28	228	196,310
Series 2016-1, Class A, 4.10%, 07/15/29	69	60,521
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(d)	200	141,828
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	155	150,004
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	355	343,033
4.38%, 04/19/28 (Call 01/19/28)	32	30,170
7.00%, 05/01/25(b)	824	850,113
7.38%, 01/15/26 (Call 12/15/25)	350	368,900
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	804	787,522

Security	Par (000)	Value

Airlines (continued)
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(d)	$400	$358,848
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(c)	74	66,561
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	490	456,352
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	792	792,151
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,045	1,053,203
5.25%, 05/04/25 (Call 04/04/25)	807	809,526
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/25 (Call 09/20/23)(b)	448	452,409
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	124	116,539
United Airlines Holdings Inc., 4.88%, 01/15/25(c)	150	148,125
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	785	749,620
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	376	360,014
Series 2014-1, Class A, 4.00%, 10/11/27	390	367,987
Series 2014-2, Class A, 3.75%, 03/03/28	192	179,036
Series 2020-1, Class A, 5.88%, 04/15/29	557	555,359
Series 2020-1, Class B, 4.88%, 07/15/27	171	164,946
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	200	186,920

		13,621,890

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	355	334,914
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	313	304,286
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	200	188,948
2.40%, 03/27/25 (Call 02/27/25)	623	603,444
2.75%, 03/27/27 (Call 01/27/27)	248	236,850
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	375	368,742
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	93	91,164
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	245	225,243
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	473	447,226
2.80%, 04/23/27 (Call 02/23/27)	105	97,061
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(b)	190	187,414

		3,085,292

Auto Manufacturers — 1.3%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/23)(b)	175	166,994
American Honda Finance Corp.
0.75%, 08/09/24	208	197,450
1.00%, 09/10/25	655	603,320
1.20%, 07/08/25	381	354,616
1.30%, 09/09/26	445	402,378
1.50%, 01/13/25	810	769,516
2.15%, 09/10/24	515	497,104
2.35%, 01/08/27	225	209,894
2.40%, 06/27/24	379	368,384
4.70%, 01/12/28	100	101,538
4.75%, 01/12/26	60	60,628
Series A, 4.60%, 04/17/25	300	299,955
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	450	441,891
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	435	421,998

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	$232	$220,426
1.25%, 08/12/26 (Call 07/12/26)(b)	440	398,438
2.80%, 04/11/26 (Call 01/11/26)(b)	65	62,335
3.30%, 04/06/27 (Call 01/06/27)(b)	125	120,081
3.45%, 04/01/27 (Call 03/01/27)(b)	485	471,546
3.90%, 04/09/25 (Call 03/09/25)(b)	814	804,037
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	245	224,278
Daimler Finance North America LLC
1.45%, 03/02/26(b)	260	238,885
2.13%, 03/10/25(b)	490	466,284
2.70%, 06/14/24(b)	304	296,552
3.30%, 05/19/25(b)	310	300,703
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	300	284,286
2.00%, 12/14/26(b)	500	453,110
3.50%, 04/07/25(b)	435	423,172
3.65%, 04/07/27(b)	345	329,303
5.13%, 01/19/28(b)(c)	270	271,879
5.15%, 01/16/26(b)	275	276,953
5.20%, 01/17/25(b)	160	160,360
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(c)	575	557,365
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	500	466,050
2.70%, 08/10/26 (Call 07/10/26)	615	545,530
2.90%, 02/16/28 (Call 12/16/27)	325	281,444
3.38%, 11/13/25 (Call 10/13/25)	805	747,684
3.66%, 09/08/24	290	280,340
3.82%, 11/02/27 (Call 08/02/27)	325	291,480
4.06%, 11/01/24 (Call 10/01/24)	580	564,241
4.13%, 08/04/25	575	545,543
4.13%, 08/17/27 (Call 06/17/27)	485	444,730
4.27%, 01/09/27 (Call 11/09/26)	365	337,694
4.39%, 01/08/26	500	475,000
4.54%, 08/01/26 (Call 06/01/26)	330	311,022
4.69%, 06/09/25 (Call 04/09/25)	250	241,338
4.95%, 05/28/27 (Call 04/28/27)	575	544,335
5.13%, 06/16/25 (Call 05/16/25)	695	676,631
6.80%, 05/12/28 (Call 04/12/28)	375	375,300
6.95%, 03/06/26 (Call 02/06/26)	425	428,081
7.35%, 11/04/27 (Call 10/04/27)	575	592,261
Geely Automobile Holdings Ltd., 4.00%, (Call 12/04/24), (5-year CMT + 5.449%)(a)(d)(e)	200	189,570
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	188,308
General Motors Co.
6.13%, 10/01/25 (Call 09/01/25)	696	707,762
6.80%, 10/01/27 (Call 08/01/27)	525	554,568
General Motors Financial Co. Inc.
1.20%, 10/15/24	440	414,300
1.25%, 01/08/26 (Call 12/08/25)	729	656,916
1.50%, 06/10/26 (Call 05/10/26)	770	688,072
2.35%, 02/26/27 (Call 01/26/27)	660	593,736
2.70%, 08/20/27 (Call 06/20/27)	164	147,064
2.75%, 06/20/25 (Call 05/20/25)	795	754,375
2.90%, 02/26/25 (Call 01/26/25)	686	656,625
3.50%, 11/07/24 (Call 09/07/24)	467	454,989
3.80%, 04/07/25	5	4,859
4.00%, 01/15/25 (Call 10/15/24)	490	478,558
4.00%, 10/06/26 (Call 07/06/26)	381	365,291
4.30%, 07/13/25 (Call 04/13/25)	190	185,136

Security	Par (000)	Value

Auto Manufacturers (continued)
4.35%, 04/09/25 (Call 02/09/25)	$451	$441,827
4.35%, 01/17/27 (Call 10/17/26)	80	77,496
5.00%, 04/09/27 (Call 03/09/27)	799	790,219
5.25%, 03/01/26 (Call 12/01/25)	405	404,692
5.40%, 04/06/26	520	520,520
6.00%, 01/09/28 (Call 12/09/27)	500	510,295
6.05%, 10/10/25	680	687,494
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	355	340,307
2.53%, 03/10/27 (Call 02/10/27)	525	493,274
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	176,592
Hyundai Capital America
0.88%, 06/14/24(b)	605	575,288
1.00%, 09/17/24(b)	365	343,370
1.30%, 01/08/26 (Call 12/08/25)(b)	544	489,731
1.50%, 06/15/26 (Call 05/15/26)(b)	505	449,995
1.65%, 09/17/26 (Call 08/17/26)(b)	540	479,061
1.80%, 10/15/25 (Call 09/15/25)(b)	325	298,643
1.80%, 01/10/28 (Call 11/10/27)(b)	35	29,913
2.38%, 10/15/27 (Call 08/15/27)(b)	90	79,699
2.65%, 02/10/25 (Call 01/10/25)(b)	305	290,991
2.75%, 09/27/26(d)	200	184,010
3.40%, 06/20/24(c)(d)	350	342,108
3.50%, 11/02/26 (Call 09/02/26)(b)	360	339,473
5.50%, 03/30/26(b)	300	301,428
5.60%, 03/30/28 (Call 02/29/28)(b)	300	302,673
5.88%, 04/07/25 (Call 03/07/25)(b)	341	344,260
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	179,546
2.13%, 04/24/25(d)	200	188,188
3.63%, 08/29/27(d)	200	189,402
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)(c)	200	168,410
5.88%, 01/15/28 (Call 01/15/24)(b)	275	238,150
7.75%, 10/15/25 (Call 10/15/23)(b)	285	283,205
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/24)(b)	225	217,105
Kia Corp.
1.75%, 10/16/26(d)	200	178,506
2.38%, 02/14/25(d)	200	190,346
2.75%, 02/14/27(d)	200	184,802
Mercedes-Benz Finance North America LLC
3.50%, 08/03/25(b)	135	131,393
3.75%, 02/22/28(b)	390	376,713
4.80%, 03/30/28(b)	800	806,264
5.25%, 11/29/27(b)	315	324,324
5.38%, 11/26/25(b)	564	572,466
5.50%, 11/27/24(b)	650	655,674
Series 144A, 4.80%, 03/30/26(b)	775	780,828
Series 144A, 4.95%, 03/30/25(b)	300	300,477
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	230	214,576
1.85%, 09/16/26 (Call 08/16/26)(b)	492	420,458
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	225	198,295
2.75%, 03/09/28 (Call 01/09/28)(b)	20	16,637
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	600	560,910
4.35%, 09/17/27 (Call 07/17/27)(b)	1,025	937,280

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
0.50%, 08/09/24	$190	$179,966
0.90%, 11/08/24	175	165,085
1.10%, 05/11/26	190	172,955
1.80%, 02/06/25	206	196,172
2.00%, 02/04/27	180	165,692
2.15%, 08/15/24	275	266,024
2.85%, 04/07/25	25	24,187
3.15%, 06/13/24	340	334,400
3.55%, 08/11/25	195	192,572
4.45%, 03/30/26	90	90,437
4.60%, 01/10/28	235	238,492
4.95%, 10/03/25	320	323,418
Stellantis Finance U.S. Inc., 1.71%, 01/29/27 (Call 12/29/26)(b)	445	397,612
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	697	641,937
2.36%, 07/02/24	216	210,051
Toyota Motor Credit Corp.
0.50%, 06/18/24	505	481,477
0.63%, 09/13/24	660	624,994
0.80%, 01/09/26	25	22,786
1.13%, 06/18/26	640	581,024
1.45%, 01/13/25	730	693,281
1.80%, 02/13/25	418	399,512
1.90%, 01/13/27	440	404,395
2.00%, 10/07/24	435	418,905
3.00%, 04/01/25	445	432,651
3.05%, 03/22/27	650	620,841
3.20%, 01/11/27	100	96,318
3.40%, 04/14/25	38	37,291
3.65%, 08/18/25	755	741,938
3.95%, 06/30/25	410	405,510
4.40%, 09/20/24	740	738,061
4.55%, 09/20/27	615	621,439
4.63%, 01/12/28	180	183,143
4.80%, 01/10/25	355	356,331
5.40%, 11/10/25	740	757,634
5.45%, 11/10/27	390	408,053
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	650	595,185
2.85%, 09/26/24(b)	220	213,332
3.20%, 09/26/26 (Call 07/26/26)(b)	50	47,373
3.35%, 05/13/25(b)	580	561,834
3.95%, 06/06/25(b)	495	484,818
4.35%, 06/08/27 (Call 05/08/27)(b)	545	536,983
4.63%, 11/13/25(b)	200	198,308

		59,314,223

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(b)(c)	335	321,938
7.00%, 04/15/28 (Call 04/15/25)	175	179,496
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 05/09/23)(c)	75	72,026
6.50%, 04/01/27 (Call 04/01/24)(c)	200	185,230
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	385	357,138
3.38%, 03/15/25 (Call 12/15/24)	199	193,627
5.00%, 10/01/25(b)	185	184,240
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(b)	192	192,230

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(b)	$350	$348,005
6.75%, 05/15/28 (Call 05/15/25)	50	50,093
8.50%, 05/15/27 (Call 05/15/23)(b)(c)	765	770,470
Cooper-Standard Automotive Inc., 5.63%, 05/15/27 (Call 01/31/25)(b)	145	83,384
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(b)	175	172,863
Dana Inc., 5.38%, 11/15/27 (Call 11/15/23)	159	149,601
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	200	185,408
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	300	283,878
5.00%, 05/31/26 (Call 05/31/23)(c)	360	349,276
7.00%, 03/15/28	20	19,888
9.50%, 05/31/25 (Call 05/31/23)	325	333,226
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(b)(f)	220	199,192
6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(b)(f)	195	180,157
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	20	19,171
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	201	197,547
4.15%, 10/01/25 (Call 07/01/25)	115	112,726
ZF North America Capital Inc., 4.75%, 04/29/25(b)	445	434,756

		5,575,566

Banks — 10.7%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(a)(b)	450	399,272
4.75%, 07/28/25(b)	545	530,858
4.80%, 04/18/26(b)	380	370,929
ABQ Finance Ltd.
1.88%, 09/08/25(d)	400	369,792
3.13%, 09/24/24(d)	200	193,422
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	190,756
4.50%, 09/14/27(d)	200	198,364
Access Bank PLC, 6.13%, 09/21/26(d)	200	158,762
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(d)	200	191,304
1.25%, 06/17/26(d)	400	363,104
2.00%, 03/01/25(d)	200	190,702
2.25%, 03/01/27(d)	200	186,548
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(d)	200	183,502
1.50%, 01/18/25(d)	200	189,650
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	182,902
Ahli United Sukuk Ltd., 3.88%, (Call 06/17/26), (5-year CMT + 3.011%)(a)(d)(e)	200	182,570
AIB Group PLC, 7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(b)	435	449,129
Akbank TAS
5.13%, 03/31/25(d)	200	189,110
6.80%, 02/06/26(d)	200	191,346
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(d)	200	179,332
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)	235	233,155

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	$200	$179,548
2.17%, 02/18/25(b)	275	261,544
Aozora Bank Ltd., 1.05%, 09/09/24(d)	200	188,118
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	179,684
3.13%, 05/23/24(b)	270	264,233
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(a)(b)	380	368,140
5.40%, 11/29/27(b)	235	239,691
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	200	180,622
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(a)(b)	755	697,514
4.40%, 05/19/26(b)	200	193,404
4.83%, 02/03/25(b)	500	500,085
Axos Financial Inc.
4.00%, 03/01/32 (Call 03/01/27)	20	17,608
4.88%, 10/01/30 (Call 10/01/25)	20	18,149
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/25	505	459,828
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	400	399,080
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(d)	400	382,656
4.38%, 03/18/27(c)(d)	200	192,780
Banco de Bogota SA, 6.25%, 05/12/26(d)	400	386,656
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(c)(d)	300	287,949
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(d)	400	367,200
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(d)	300	263,346
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(d)	200	183,790
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)(d)	200	191,370
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	200	185,808
4.63%, 01/15/25(d)	400	392,640
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(c)(d)	200	187,546
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(d)	450	442,404
4.38%, 04/11/27 (Call 01/11/27)(d)	150	142,841
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(d)	200	184,008
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26), (5-year CMT + 2.000%)(a)(d)	200	169,472
4.38%, 10/14/25(d)	400	389,216
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)(d)	350	336,518
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	700	698,474
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	800	703,752
1.85%, 03/25/26	910	824,924

Security	Par (000)	Value

Banks (continued)
2.71%, 06/27/24	$1,190	$1,150,647
2.75%, 05/28/25	725	683,080
3.50%, 03/24/25	600	579,798
3.89%, 05/24/24	800	785,080
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	655	622,224
4.25%, 04/11/27	200	191,780
5.15%, 08/18/25	300	297,678
5.18%, 11/19/25	287	283,332
5.29%, 08/18/27	950	945,753
Banco Votorantim SA, 4.38%, 07/29/25(d)	200	192,758
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	325	308,321
Bangkok Bank PCL/Hong Kong, 4.30%, 06/15/27 (Call 05/15/27)(d)	200	198,090
Bank Leumi Le-Israel BM, 5.13%, 07/27/27 (Call 06/27/27)(b)	200	198,422
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	200	183,210
4.75%, 05/13/25(d)	200	198,146
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	192,836
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	200	184,630
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(d)(e)	200	166,284
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1-day SOFR + 0.690%)(a)	1,097	1,044,936
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(a)	590	552,741
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)	1,485	1,343,955
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	1,701	1,557,334
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(a)	1,300	1,219,738
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	3,105	2,782,515
2.02%, 02/13/26 (Call 02/13/25), (3-mo. LIBOR US + 0.640%)(a)	1,147	1,079,579
2.46%, 10/22/25 (Call 10/22/24), (3-mo. LIBOR US + 0.870%)(a)	1,090	1,041,866
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	1,085	990,171
3.09%, 10/01/25 (Call 10/01/24), (3-mo. LIBOR US + 1.090%)(a)	415	400,674
3.37%, 01/23/26 (Call 01/23/25), (3-mo. LIBOR US + 0.810%)(a)	1,029	991,493
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)	1,505	1,451,287
3.42%, 12/20/28 (Call 12/20/27), (3-mo. LIBOR US + 1.040%)(a)	2,465	2,288,383
3.50%, 04/19/26	1,115	1,084,862
3.56%, 04/23/27 (Call 04/23/26), (3-mo. LIBOR US + 1.060%)(a)	160	152,670
3.59%, 07/21/28 (Call 07/21/27), (3-mo. LIBOR US + 1.370%)(a)	600	564,282
3.71%, 04/24/28 (Call 04/24/27), (3-mo. LIBOR US + 1.512%)(a)	1,275	1,209,427
3.82%, 01/20/28 (Call 01/20/27), (3-mo. LIBOR US + 1.575%)(a)	1,372	1,312,359
3.88%, 08/01/25	400	391,364

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 01/22/25	$277	$271,801
4.20%, 08/26/24	1,325	1,307,205
4.25%, 10/22/26	280	272,496
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	1,270	1,233,132
4.45%, 03/03/26	674	664,200
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	1,045	1,035,104
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	1,155	1,151,489
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(a)	1,040	1,039,532
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	1,010	1,015,888
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	1,105	1,152,537
6.22%, 09/15/26	321	331,047
Series L, 3.95%, 04/21/25	500	488,425
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(a)	1,721	1,555,612
Bank of China Ltd.
3.50%, 04/20/27(d)	200	195,216
5.00%, 11/13/24(d)	1,400	1,396,892
Bank of China Ltd./Hong Kong
1.25%, 06/24/25(d)	600	558,510
2.38%, 01/16/25(d)	600	577,302
Bank of China Ltd./London, 1.00%, 11/02/24(d)	200	189,118
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	366,564
Bank of China/Johannesburg, 1.88%, 02/16/25(d)	200	190,548
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(e)	1,300	1,253,109
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	400	369,464
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26), (5-year CMT + 1.400%)(a)(d)	400	365,252
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25), (5-year CMT + 3.750%)(a)(d)	500	460,380
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)	525	524,008
Bank of Montreal
0.63%, 07/09/24	560	530,914
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(a)	345	309,700
1.25%, 09/15/26	665	592,322
1.50%, 01/10/25	695	655,225
1.85%, 05/01/25	359	337,650
2.50%, 06/28/24	622	602,357
2.65%, 03/08/27	650	604,415
3.70%, 06/07/25	1,080	1,053,000
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	550	496,463
5.20%, 12/12/24	550	549,840
5.20%, 02/01/28 (Call 01/01/28)	794	807,077
Series H, 4.70%, 09/14/27 (Call 08/14/27)	250	249,483
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	145	130,796
1.05%, 10/15/26 (Call 09/15/26)	825	730,422
1.60%, 04/24/25 (Call 03/24/25)	696	655,493
2.05%, 01/26/27 (Call 12/26/26)	910	829,074
2.10%, 10/24/24	540	518,135

Security	Par (000)	Value

Banks (continued)
2.45%, 08/17/26 (Call 05/17/26)	$10	$9,352
2.80%, 05/04/26 (Call 02/04/26)	170	162,112
3.25%, 09/11/24 (Call 08/11/24)	392	383,008
3.25%, 05/16/27 (Call 02/16/27)	10	9,544
3.35%, 04/25/25 (Call 03/25/25)	567	549,644
3.40%, 05/15/24 (Call 04/15/24)	127	124,700
3.43%, 06/13/25 (Call 06/13/24), (1-day SOFR + 0.565%)(a)	417	408,835
3.44%, 02/07/28 (Call 02/07/27), (3-mo. LIBOR US + 1.069%)(a)	205	196,316
3.95%, 11/18/25 (Call 10/18/25)	20	19,533
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	230	223,802
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(a)	140	138,373
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	510	508,608
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	380	382,717
5.22%, 11/21/25 (Call 11/21/24), (1-day SOFR + 0.800%)(a)	315	315,561
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	450	469,832
Series G, 3.00%, 02/24/25 (Call 01/24/25)	271	261,810
Series J, 0.85%, 10/25/24 (Call 09/25/24)	488	458,940
Bank of New Zealand
2.29%, 01/27/27(b)	365	334,548
4.85%, 02/07/28(b)	380	380,851
Bank of Nova Scotia (The)
0.65%, 07/31/24	684	646,257
1.05%, 03/02/26	510	457,766
1.30%, 06/11/25	241	222,631
1.30%, 09/15/26	500	445,090
1.35%, 06/24/26	544	490,242
1.45%, 01/10/25	762	716,631
1.95%, 02/02/27	504	459,154
2.20%, 02/03/25	534	508,453
2.95%, 03/11/27	485	455,473
3.45%, 04/11/25	628	609,267
4.50%, 12/16/25	175	172,008
4.75%, 02/02/26	180	179,613
5.25%, 12/06/24	630	630,580
Bank of the Philippine Islands, 2.50%, 09/10/24(d)	200	192,178
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)	170	133,003
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	200	179,996
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	310	287,398
1.60%, 10/04/26(b)	455	406,543
2.38%, 11/21/24(b)	325	309,615
4.52%, 07/13/25(b)	485	476,391
4.75%, 07/13/27(b)	415	410,713
4.93%, 01/26/26(b)	750	749,002
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	662	592,530
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(a)	962	906,358
3.93%, 05/07/25 (Call 05/07/24), (3-mo. LIBOR US + 1.610%)(a)	780	762,536

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 09/11/24	$400	$388,072
4.38%, 01/12/26	1,165	1,135,025
5.20%, 05/12/26	870	849,016
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	680	674,948
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	890	887,179
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	760	789,511
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	770	822,375
BBK BSC, 5.50%, 07/09/24(d)	200	197,486
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(d)	400	368,964
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	183,440
BNG Bank NV
1.50%, 10/16/24(b)(c)	775	742,535
2.38%, 03/16/26(b)	17	16,275
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(a)(b)	1,255	1,129,387
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(a)(b)	795	710,452
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(a)(b)	200	172,894
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(a)(b)	1,125	1,048,702
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(b)	920	834,596
2.82%, 11/19/25 (Call 11/19/24), (3-mo. LIBOR US + 1.111%)(a)(b)	1,260	1,203,728
3.38%, 01/09/25(b)	815	786,206
3.50%, 11/16/27(b)	610	572,796
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(a)(b)	490	453,632
4.63%, 03/13/27(b)	475	460,688
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(a)(b)	600	602,616
BOS Funding Ltd., 4.00%, 09/18/24(d)	200	193,874
Boubyan Sukuk Ltd.
2.59%, 02/18/25(d)	200	191,558
3.39%, 03/29/27(d)	200	190,790
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26), (5-year USD Swap + 2.896%)(a)(d)(e)	200	181,046
BPCE SA
1.63%, 01/14/25(b)	455	426,340
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(a)(b)	760	688,856
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(a)(b)	710	628,428
2.38%, 01/14/25(b)	745	704,070
4.50%, 03/15/25(b)	600	581,634
4.63%, 07/11/24(b)	535	522,449
4.88%, 04/01/26(b)	280	271,600
5.13%, 01/18/28(b)	920	920,902
5.15%, 07/21/24(b)	405	397,378
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(a)(b)	550	554,521
BSF Finance, 5.50%, 11/23/27(d)	200	205,644

Security	Par (000)	Value

Banks (continued)
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26), (5-year CMT + 2.229%)(a)(d)	$200	$155,132
5.75%, (Call 07/09/24), (5-year CMT + 4.007%)(a)(d)(e)	200	176,806
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(a)	115	103,789
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(b)	280	282,884
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	60	54,635
1.00%, 10/18/24	585	551,924
1.25%, 06/22/26 (Call 05/22/26)	604	542,700
2.25%, 01/28/25	448	428,051
3.45%, 04/07/27	50	47,747
3.95%, 08/04/25	820	801,599
5.00%, 04/28/28	240	240,950
5.14%, 04/28/25	240	240,180
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(a)	380	356,516
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	373,192
2.00%, 05/12/26(d)	200	183,602
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.15%)(a)(d)	1,200	1,136,040
2.85%, 01/21/32 (Call 01/21/27), (5-year CMT + 1.400%)(a)(d)	600	566,304
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(d)	600	557,034
1.46%, 04/22/26(d)	600	550,428
China Construction Bank Corp./London, 3.13%, 05/17/25(d)	200	194,100
China Development Bank
3.00%, 06/01/26(d)	600	575,820
3.38%, 01/24/27(d)	200	196,410
China Everbright Bank Co. Ltd., 0.84%, 06/15/24(d)	200	191,714
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	189,928
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	400	368,544
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	180,170
CIMB Bank Bhd
2.13%, 07/20/27(d)	200	183,092
5.99%, 10/09/24, (3-mo. LIBOR US + 0.780%)(a)(d)	400	399,952
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(a)	905	862,384
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(a)	1,253	1,125,470
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(a)	692	649,615
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)	1,445	1,297,133
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)	570	538,166
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	1,290	1,205,363
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(a)	1,663	1,599,823

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 10/21/26 (Call 07/21/26)	$1,415	$1,344,745
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(a)	925	893,716
3.30%, 04/27/25	670	649,873
3.40%, 05/01/26	305	293,986
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	800	751,104
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	1,025	970,470
3.70%, 01/12/26	895	872,195
3.75%, 06/16/24	491	483,871
3.88%, 03/26/25	355	344,968
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	890	855,726
4.00%, 08/05/24	431	425,160
4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(a)	617	609,436
4.30%, 11/20/26	110	107,839
4.40%, 06/10/25	482	473,483
4.45%, 09/29/27	1,260	1,231,751
4.60%, 03/09/26	740	731,224
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	640	634,278
5.50%, 09/13/25	758	760,441
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	1,325	1,340,648
6.63%, 01/15/28	100	107,810
Citizens Bank NA, 2.25%, 04/28/25 (Call 03/28/25)	205	187,313
Citizens Bank NA/Providence RI, 4.12%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.395%)(a)	35	33,398
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/25/26)	467	412,188
4.30%, 12/03/25 (Call 11/03/25)	195	184,211
Comerica Bank, 2.50%, 07/23/24	295	274,931
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	200	194,596
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(e)	400	361,104
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	805	725,047
2.30%, 03/14/25(b)	760	728,627
2.55%, 03/14/27(b)	690	643,763
2.63%, 09/06/26(b)	45	42,384
2.85%, 05/18/26(b)(c)	475	452,571
4.50%, 12/09/25(b)	200	195,858
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	785	789,074
5.32%, 03/13/26	500	509,960
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(b)	590	531,242
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(b)	860	766,802
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)	620	568,707
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)	645	575,424
2.63%, 07/22/24(b)	665	643,727
4.38%, 08/04/25	410	398,782

Security	Par (000)	Value

Banks (continued)
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(a)(b)	$685	$668,478
5.56%, 02/28/29 (Call 02/28/28), (1-year CMT + 1.400%)(a)(b)(c)	480	486,662
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	655	618,025
3.38%, 05/21/25	280	270,757
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)	200	194,450
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	200	187,284
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/23)	90	85,433
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(a)(b)	940	842,202
2.02%, 01/11/27(b)	690	626,209
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(a)(b)	550	502,260
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	1,080	1,000,372
2.38%, 01/22/25(b)	250	237,900
3.25%, 10/04/24(b)	970	940,163
Credit Suisse AG, 7.95%, 01/09/25	280	286,342
Credit Suisse AG/New York NY
1.25%, 08/07/26	867	739,525
2.95%, 04/09/25	680	632,835
3.70%, 02/21/25	535	506,677
4.75%, 08/09/24	500	483,070
5.00%, 07/09/27	730	703,669
7.50%, 02/15/28	1,080	1,152,587
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(a)(b)	1,000	852,570
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(a)(b)	790	710,795
2.59%, 09/11/25 (Call 09/11/24), (1-day SOFR + 1.560%)(a)(b)	910	848,138
3.75%, 03/26/25	740	689,110
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(a)(b)	740	661,012
4.28%, 01/09/28 (Call 01/09/27)(b)	500	453,010
4.55%, 04/17/26	965	900,055
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(a)(b)	705	687,678
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(a)(b)	525	520,853
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26), (5-year CMT + 1.950%)(a)(d)	250	218,688
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24), (1-year CMT + 0.550%)(a)(b)	245	228,379
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(a)(b)	450	393,512
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(a)(b)	200	179,618
3.24%, 12/20/25 (Call 12/20/24), (3-mo. LIBOR US + 1.591%)(a)(b)	370	353,017
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(b)	505	479,189

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.46%, 01/09/26 (Call 01/09/25), (1-year CMT + 2.100%)(a)(b)	$430	$431,466
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(d)	200	181,078
3.30%, (Call 02/27/25), (5-year CMT + 1.915%)(a)(d)(e)	400	376,668
Deutsche Bank AG
4.10%, 01/13/26	120	113,099
4.50%, 04/01/25	650	609,472
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)	515	509,284
Deutsche Bank AG/London, 3.70%, 05/30/24	489	474,227
Deutsche Bank AG/New York NY
0.90%, 05/28/24	572	539,808
1.69%, 03/19/26	500	449,660
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	930	825,468
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	855	738,925
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	655	570,348
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(a)	835	796,899
4.10%, 01/13/26	317	296,449
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	470	390,946
5.37%, 09/09/27	360	357,232
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	335	340,688
Development Bank of Kazakhstan JSC, 5.75%, 05/12/25(d)	200	201,474
Dexia Credit Local SA
1.13%, 04/09/26(b)	200	183,188
1.63%, 10/16/24(b)	1,130	1,082,766
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	366,016
2.74%, 02/16/27(d)	400	372,620
2.95%, 02/20/25(d)	300	289,212
2.95%, 01/16/26(d)	600	569,418
5.49%, 11/30/27(d)	200	206,846
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	400,540
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	200	188,690
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)(e)	200	181,218
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	585	556,083
3.45%, 07/27/26 (Call 04/27/26)	250	231,908
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(a)(b)	565	504,342
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(a)(b)	695	700,720
Doha Finance Ltd., 2.38%, 03/31/26(d)	200	185,348
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	200	185,804
2.08%, 11/02/26(d)	200	182,262
Emirates Development Bank PJSC, 1.64%, 06/15/26(d)	400	362,204
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	400	367,460
2.63%, 02/18/25(d)	200	191,088
4.25%, (Call 02/27/27)(a)(d)(e)	400	355,624

Security	Par (000)	Value

Banks (continued)
6.13%, (Call 03/20/25)(a)(d)(e)	$400	$396,072
6.13%, (Call 04/09/26)(a)(d)(e)	200	197,652
Fab Sukuk Co. Ltd., 1.41%, 01/14/26(d)	400	366,472
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	405	385,852
2.05%, 02/10/25(b)	445	421,041
4.40%, 08/23/25(b)	485	473,554
4.55%, 08/23/27(b)	205	201,484
5.28%, 01/23/26 (Call 01/23/25), (1-day SOFR + 1.094%)(a)(b)	310	309,358
5.70%, 03/14/28(b)	200	204,834
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)	755	658,232
2.38%, 01/28/25 (Call 12/29/24)	322	305,195
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)	435	410,501
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	587	603,430
Fifth Third Bank NA, 5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(a)	545	541,855
First Abu Dhabi Bank PJSC
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(d)(e)	600	566,892
5.13%, 10/13/27(d)	200	205,748
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)	15	13,779
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	332	310,852
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (3-mo. SOFR + 1.715%)(a)	260	243,160
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	225	182,167
7.63%, 05/01/26 (Call 05/01/23)(b)	240	205,226
8.13%, 11/15/24 (Call 05/30/23)(b)	180	173,779
8.25%, 04/15/25 (Call 05/30/23)(b)	213	198,141
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(a)	345	316,717
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	940	841,441
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(a)	1,244	1,119,389
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	1,281	1,135,107
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	1,780	1,595,129
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	1,303	1,193,157
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.201%)(a)	912	882,314
3.50%, 01/23/25 (Call 10/23/24)	1,217	1,182,145
3.50%, 04/01/25 (Call 03/01/25)	1,616	1,570,009
3.50%, 11/16/26 (Call 11/16/25)	1,224	1,168,761
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(a)	1,470	1,399,205
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(a)	1,150	1,094,731
3.75%, 05/22/25 (Call 02/22/25)	976	950,927
3.75%, 02/25/26 (Call 11/25/25)	875	852,950
3.85%, 07/08/24 (Call 04/08/24)	898	883,623
3.85%, 01/26/27 (Call 01/26/26)	849	822,027

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 05/31/24(g)	$36	$35,587
4.25%, 10/21/25	927	910,268
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(a)	475	466,279
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	1,110	1,089,798
5.70%, 11/01/24	695	701,248
5.95%, 01/15/27	143	147,503
Gulf International Bank BSC, 2.38%, 09/23/25(d)	200	185,040
Hana Bank
1.25%, 12/16/26(d)	200	176,538
3.25%, 03/30/27(d)	200	191,254
4.25%, 10/14/24(d)	200	196,468
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1-day SOFR + 0.708%)(a)	910	861,033
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	1,061	945,256
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(a)	940	869,077
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	1,045	973,010
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	1,225	1,096,020
2.63%, 11/07/25 (Call 11/07/24), (1-day SOFR + 1.401%)(a)	955	910,401
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)	865	824,276
3.90%, 05/25/26	395	381,744
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(a)	960	914,294
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(a)	460	449,995
4.25%, 08/18/25	800	779,048
4.29%, 09/12/26 (Call 09/15/25), (3-mo. LIBOR US + 1.348%)(a)	385	373,558
4.30%, 03/08/26	1,360	1,336,622
4.38%, 11/23/26	510	494,124
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	840	820,672
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)	1,090	1,084,942
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	600	617,088
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	990	1,038,896
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	705	758,742
HSBC USA Inc.
3.50%, 06/23/24	365	356,871
3.75%, 05/24/24	595	584,593
5.63%, 03/17/25	300	302,454
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	230	218,528
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	722	689,719
4.00%, 05/15/25 (Call 04/15/25)	291	278,068
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24), (1-day SOFR + 1.205%)(a)	265	255,428

Security	Par (000)	Value

Banks (continued)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	$275	$262,262
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(a)	295	288,035
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(d)	400	387,628
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(e)	3,000	2,816,730
4.88%, 09/21/25(d)	600	596,418
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 6.03%, 10/17/24, (3-mo. LIBOR US + 0.770%)(a)(d)	600	600,168
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(d)	800	742,056
1.63%, 10/28/26(d)	200	181,556
5.72%, 09/16/24, (3-mo. LIBOR US + 0.780%)(a)(d)	600	600,486
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(d)	600	554,484
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24), (5-year CMT + 1.650%)(a)(d)	600	581,148
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(d)	200	191,886
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(b)	470	431,187
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	500	450,720
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(a)	790	766,118
3.95%, 03/29/27	460	441,825
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(a)	475	453,991
4.63%, 01/06/26(b)	510	503,095
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	330	311,622
Intesa Sanpaolo SpA
5.02%, 06/26/24(b)	805	785,084
5.71%, 01/15/26(b)	575	558,900
7.00%, 11/21/25(b)	200	204,268
Series XR, 3.25%, 09/23/24(b)	325	313,128
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(d)	200	193,586
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(a)	800	752,552
0.82%, 06/01/25 (Call 06/01/24), (1-day SOFR + 0.540%)(a)	935	888,409
0.97%, 06/23/25 (Call 06/23/24), (3-mo. SOFR + 0.580%)(a)	1,035	981,718
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)	720	646,157
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)	1,230	1,111,207
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	1,409	1,255,940
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(a)	1,161	1,090,144
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)	1,723	1,561,245
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(a)	1,093	1,030,983
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(a)	1,574	1,482,771

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)	$335	$301,326
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(a)	1,004	959,613
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(a)	795	758,438
2.95%, 10/01/26 (Call 07/01/26)	935	887,362
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)	850	790,857
3.13%, 01/23/25 (Call 10/23/24)	725	705,838
3.20%, 06/15/26 (Call 03/15/26)	420	405,892
3.30%, 04/01/26 (Call 01/01/26)	566	548,312
3.51%, 01/23/29 (Call 01/23/28), (3-mo. LIBOR US + 0.945%)(a)	1,000	940,990
3.54%, 05/01/28 (Call 05/01/27), (3-mo. LIBOR US + 1.380%)(a)	1,222	1,159,825
3.63%, 05/13/24	790	779,343
3.78%, 02/01/28 (Call 02/01/27), (3-mo. LIBOR US + 1.337%)(a)	805	773,066
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(a)	936	918,862
3.88%, 09/10/24	442	434,424
3.90%, 07/15/25 (Call 04/15/25)	343	338,027
3.96%, 01/29/27 (Call 01/29/26), (3-mo. LIBOR US + 1.245%)(a)	943	917,360
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(a)	1,471	1,444,213
4.13%, 12/15/26	330	324,341
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(a)	1,561	1,531,325
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(a)	1,750	1,755,390
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(a)	1,000	1,004,320
7.63%, 10/15/26	380	413,497
7.75%, 07/15/25	25	26,624
8.00%, 04/29/27	150	169,199
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(d)	400	358,800
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(a)(b)	405	410,581
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	235,673
4.15%, 08/08/25	575	550,792
5.85%, 11/15/27 (Call 10/16/27)	500	498,830
KeyCorp
2.25%, 04/06/27	170	148,141
3.88%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.250%)(a)	120	115,932
4.15%, 10/29/25	155	148,017
Kookmin Bank
1.38%, 05/06/26(d)	400	361,652
1.75%, 05/04/25(d)	200	188,194
2.13%, 02/15/25(d)	200	190,678
4.35%, (Call 07/02/24), (5-year CMT + 2.639%)(a)(d)(e)	200	193,030
Korea Development Bank (The)
0.80%, 07/19/26	200	177,192
1.00%, 09/09/26	600	532,524
2.13%, 10/01/24	200	193,096
3.00%, 01/13/26	800	767,600

Security	Par (000)	Value

Banks (continued)
3.38%, 09/16/25	$600	$583,200
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	3,657	3,381,591
0.50%, 09/20/24	1,340	1,269,730
0.63%, 01/22/26	4,010	3,678,533
1.00%, 10/01/26	452	412,658
1.25%, 01/31/25	2,191	2,080,902
1.38%, 08/05/24	1,957	1,882,810
2.00%, 05/02/25	1,765	1,692,406
2.50%, 11/20/24	1,639	1,593,632
3.00%, 05/20/27	175	170,499
3.13%, 06/10/25	325	318,399
3.38%, 08/23/24	695	685,068
3.75%, 02/15/28	5	5,026
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	15	13,719
2.00%, 07/23/24(d)	1,405	1,361,220
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	312	286,600
1.75%, 07/27/26	15	14,060
1.75%, 01/14/27(d)	100	93,091
2.00%, 01/13/25	1,342	1,291,943
2.38%, 06/10/25	765	737,338
3.88%, 09/28/27	217	218,660
Series 37, 2.50%, 11/15/27	45	42,795
Series 40, 0.50%, 05/27/25	990	918,542
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	585	522,896
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(a)	850	803,122
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(a)	685	659,436
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	295	273,851
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	460	432,966
3.87%, 07/09/25 (Call 07/09/24), (1-year CMT + 3.500%)(a)	375	366,270
4.45%, 05/08/25	360	353,570
4.50%, 11/04/24	300	293,145
4.65%, 03/24/26	1,138	1,095,951
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	1,000	1,022,780
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	500	473,920
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	520	498,040
3.23%, 03/21/25(b)	415	402,795
3.90%, 01/15/26(b)	460	450,800
4.00%, 07/29/25(b)	220	215,787
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (1-day SOFR + 0.694%)(a)(b)	362	339,715
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(a)(b)	735	660,258
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)	575	503,919
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(a)(b)	420	367,769

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(a)(b)	$55	$52,558
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)	355	354,457
Malayan Banking Bhd, 5.67%, 08/16/24, (3-mo. LIBOR US + 0.800%)(a)(d)	400	399,852
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (Call 12/27/25)	485	468,384
4.70%, 01/27/28 (Call 12/28/27)	925	877,584
5.40%, 11/21/25 (Call 10/21/25)	605	589,766
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	600	564,264
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	200	182,854
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(a)	1,070	1,011,225
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(a)	610	569,905
1.41%, 07/17/25	955	878,294
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(a)	1,125	1,001,857
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	620	550,665
2.19%, 02/25/25	1,165	1,102,521
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	735	666,307
2.76%, 09/13/26	200	186,100
2.80%, 07/18/24	305	295,289
3.29%, 07/25/27	135	126,945
3.78%, 03/02/25	90	88,159
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(a)	350	339,154
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)	665	641,080
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(a)	905	897,099
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(a)	590	588,218
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(a)	410	407,815
5.24%, 04/19/29 (Call 04/19/28)	200	201,320
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(a)	390	394,169
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	355	360,343
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)	200	200,672
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	600	602,934
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(a)	390	344,986
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	615	546,526
2.23%, 05/25/26 (Call 05/25/25), (3-mo. LIBOR US + 0.830%)(a)	400	374,188
2.56%, 09/13/25 (Call 09/13/24), (1-day SOFR + 1.362%)(a)	395	378,726
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	465	438,793

Security	Par (000)	Value

Banks (continued)
2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(a)	$282	$272,584
2.84%, 09/13/26	200	186,030
3.17%, 09/11/27	25	23,353
3.48%, 04/12/26(b)(c)	895	860,516
3.66%, 02/28/27	200	191,158
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)	540	545,470
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	1,000	1,018,710
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(a)	1,427	1,351,027
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	1,408	1,260,019
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(a)	1,210	1,132,717
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	1,265	1,125,066
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(a)	1,535	1,381,208
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	1,476	1,390,200
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	1,205	1,100,466
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(a)	750	714,825
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(a)	907	875,418
3.13%, 07/27/26	1,412	1,343,052
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(a)	1,045	988,476
3.63%, 01/20/27	1,390	1,339,237
3.70%, 10/23/24	358	351,101
3.77%, 01/24/29 (Call 01/24/28), (3-mo. LIBOR US + 1.140%)(a)	1,190	1,126,954
3.88%, 01/27/26	1,045	1,021,268
3.95%, 04/23/27	1,404	1,350,002
4.00%, 07/23/25	862	849,751
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	885	858,007
4.35%, 09/08/26	525	513,833
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	895	887,455
5.00%, 11/24/25	990	992,020
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	810	811,766
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	420	421,903
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	635	639,477
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(a)	210	215,985
6.25%, 08/09/26	510	529,747
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(a)	335	351,991
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(a)	412	383,560
Morgan Stanley Bank NA, 4.75%, 04/21/26 (Call 03/21/26)	350	351,880

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
MUFG Bank Ltd., 3.25%, 09/08/24(b)	$300	$292,692
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24), (5-year CMT + 2.18%)(a)(d)	250	240,038
National Australia Bank Ltd.
1.39%, 01/12/25(b)	870	823,142
1.89%, 01/12/27(b)	530	483,678
3.45%, 12/04/23(b)	250	247,558
3.91%, 06/09/27	565	552,191
4.94%, 01/12/28	280	285,376
4.97%, 01/12/26	250	253,063
National Australia Bank Ltd./New York
2.50%, 07/12/26	460	433,421
5.13%, 11/22/24	250	251,440
National Bank of Canada
0.75%, 08/06/24	305	287,768
5.25%, 01/17/25	350	348,215
National Securities Clearing Corp.
1.50%, 04/23/25 (Call 03/23/25)(b)	640	596,832
5.05%, 11/21/24(b)	250	250,465
5.10%, 11/21/27 (Call 10/21/27)(b)	370	375,051
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	720	640,865
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(a)	400	377,684
4.80%, 04/05/26	205	204,283
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(a)	490	491,553
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(a)	980	991,437
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	895	934,953
NatWest Markets PLC
0.80%, 08/12/24(b)	465	438,760
1.60%, 09/29/26(b)	510	453,043
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(d)	400	358,932
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(d)(e)	400	367,572
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	200	172,658
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25), (5-year CMT + 2.108%)(a)(d)	200	181,494
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(e)	600	550,500
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)(c)	1,260	1,206,374
2.38%, 03/24/26(b)	350	334,887
NongHyup Bank
1.25%, 07/20/25(d)	400	369,632
4.25%, 07/06/27(d)	200	198,008
Nordea Bank Abp
0.63%, 05/24/24(b)	210	199,519
1.50%, 09/30/26(b)	300	266,430
3.60%, 06/06/25(b)	335	324,793
4.75%, 09/22/25(b)	870	863,962
5.38%, 09/22/27(b)	625	632,044
Norinchukin Bank (The)
1.28%, 09/22/26(b)	205	182,425
4.87%, 09/14/27(b)	370	371,891
Series 144A, 5.43%, 03/09/28(b)	350	360,451

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	$217	$196,520
3.95%, 10/30/25	92	89,823
4.00%, 05/10/27 (Call 04/10/27)	720	706,982
NRW Bank
0.38%, 02/10/25(d)	600	559,932
0.63%, 05/19/25(d)	293	272,206
0.75%, 10/25/24(d)	120	113,599
0.88%, 03/09/26(d)	370	339,027
1.88%, 07/31/24(d)	1,084	1,048,120
4.63%, 11/04/25	10	10,122
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	530	486,975
0.50%, 09/16/24	205	194,264
0.50%, 02/02/26	230	209,493
1.50%, 02/12/25	1,002	954,595
2.88%, 05/23/25	200	194,732
3.63%, 09/09/27	15	14,936
4.63%, 11/03/25	40	40,599
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)	650	597,259
4.25%, 06/19/24(b)	430	426,113
4.60%, 06/15/32 (Call 06/15/27), (5-year CMT + 1.575%)(a)(d)	200	196,096
Philippine National Bank, 3.28%, 09/27/24(d)	200	194,206
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	230	222,815
2.50%, 08/27/24 (Call 07/27/24)	300	288,762
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	520	461,344
2.20%, 11/01/24 (Call 10/02/24)	766	731,453
2.60%, 07/23/26 (Call 05/24/26)	310	290,073
3.15%, 05/19/27 (Call 04/19/27)	80	75,154
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	1,429	1,413,995
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)	496	499,055
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(a)	50	50,177
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	200	185,738
6.18%, 02/07/25, (3-mo. LIBOR US + 1.350%)(a)(d)	400	401,616
QNB Finance Ltd.
1.38%, 01/26/26(d)	400	364,420
1.63%, 09/22/25(d)	400	370,820
2.63%, 05/12/25(d)	400	381,840
2.75%, 02/12/27(d)	400	372,644
QNB Finansbank AS, 6.88%, 09/07/24(d)	200	200,062
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	482	449,181
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25), (5-year CMT + 1.791%)(a)(d)	600	570,822
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(d)(e)	200	183,500
Rizal Commercial Banking Corp., 3.00%, 09/11/24(d)	200	191,494
Royal Bank of Canada
0.65%, 07/29/24	560	530,236
0.75%, 10/07/24	626	588,315
0.88%, 01/20/26	775	702,561

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.15%, 06/10/25	$464	$430,666
1.15%, 07/14/26	470	422,995
1.20%, 04/27/26	833	753,940
1.40%, 11/02/26	495	442,787
1.60%, 01/21/25	260	246,074
2.05%, 01/21/27	275	250,261
2.25%, 11/01/24	634	608,050
2.55%, 07/16/24	567	550,546
3.38%, 04/14/25	262	254,758
3.63%, 05/04/27	680	655,037
3.97%, 07/26/24	245	241,791
4.24%, 08/03/27	465	455,263
4.65%, 01/27/26	757	749,861
4.88%, 01/12/26	500	501,835
4.90%, 01/12/28	329	331,069
4.95%, 04/25/25	370	370,259
5.66%, 10/25/24	535	539,542
6.00%, 11/01/27	678	712,693
Samba Funding Ltd., 2.75%, 10/02/24(d)	400	386,112
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	306	268,491
3.24%, 10/05/26 (Call 08/05/26)	305	280,106
3.45%, 06/02/25 (Call 05/02/25)	598	568,847
3.50%, 06/07/24 (Call 05/07/24)	272	264,368
4.26%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.380%)(a)	348	336,422
4.40%, 07/13/27 (Call 04/14/27)	475	452,395
4.50%, 07/17/25 (Call 04/17/25)	550	535,887
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	340	336,382
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	290	291,421
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	355	319,266
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	517	453,213
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	555	493,745
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	210	193,320
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	685	704,331
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(d)	400	382,388
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	200	178,484
3.88%, 03/24/26(d)	200	190,602
6.97%, 04/24/25, (3-mo. LIBOR US + 1.700%)(a)(d)	400	406,176
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	200	182,304
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(d)(e)	200	175,186
3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(a)(c)(d)	200	191,614
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	200	190,858
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(d)(e)	200	192,420
Skandinaviska Enskilda Banken AB, 3.70%, 06/09/25(b)	395	383,596
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	400	368,440

Security	Par (000)	Value

Banks (continued)
Societe Generale SA
1.38%, 07/08/25(b)	$500	$459,440
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(a)(b)	675	596,275
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(a)(b)	665	584,528
2.23%, 01/21/26 (Call 01/21/25), (1-year CMT + 1.050%)(a)(b)	810	754,879
2.63%, 10/16/24(b)	630	599,357
2.63%, 01/22/25(b)	1,310	1,232,762
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(a)(b)	545	487,791
4.00%, 01/12/27(b)	345	327,112
4.25%, 04/14/25(b)	840	797,941
4.25%, 08/19/26(b)	200	185,732
4.68%, 06/15/27(b)	200	196,260
4.75%, 11/24/25(b)	125	118,184
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(a)(b)	475	485,474
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(a)(b)	645	575,056
1.82%, 11/23/25 (Call 11/23/24), (1-year CMT + 0.950%)(a)(b)	690	646,164
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(b)	745	668,898
2.82%, 01/30/26 (Call 01/30/25), (3-mo. LIBOR US + 1.209%)(a)(b)	865	819,933
3.52%, 02/12/30 (Call 02/12/25), (5-year CMT + 1.850%)(a)(d)	500	465,190
3.79%, 05/21/25 (Call 05/21/24), (3-mo. LIBOR US + 1.560%)(a)(b)	545	532,460
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(a)(b)	520	501,764
4.05%, 04/12/26(b)	200	196,078
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)	845	857,202
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)	865	885,518
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.45%)(a)(b)	200	216,400
7.78%, 11/16/25 (Call 11/16/24), (1-year CMT + 3.100%)(a)(b)	400	411,676
State Bank of India/London, 1.80%, 07/13/26(d)	400	362,324
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	385	346,519
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(a)(c)	215	202,749
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	515	469,000
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(a)	490	469,935
2.65%, 05/19/26	230	217,626
2.90%, 03/30/26 (Call 10/30/25), (1-day SOFR + 2.600%)(a)	165	158,690
3.30%, 12/16/24	291	282,916
3.55%, 08/18/25	469	455,657
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(a)	275	274,634

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	$170	$173,485
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	210	219,580
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	260	254,829
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	825	740,173
1.40%, 09/17/26	1,235	1,096,371
1.47%, 07/08/25	910	839,721
2.17%, 01/14/27	355	321,300
2.35%, 01/15/25	415	394,520
2.45%, 09/27/24	325	312,098
2.63%, 07/14/26	1,415	1,322,813
2.70%, 07/16/24	447	432,946
3.35%, 10/18/27	77	72,031
3.36%, 07/12/27	945	895,454
3.45%, 01/11/27	240	227,782
3.78%, 03/09/26	650	631,117
5.46%, 01/13/26	995	1,005,428
5.52%, 01/13/28	210	214,780
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	400	377,108
1.05%, 09/12/25(b)	265	241,383
1.35%, 09/16/26(b)	380	338,941
1.55%, 03/25/26(b)	200	182,088
2.55%, 03/10/25(b)	255	243,092
2.80%, 03/10/27(b)	250	233,425
4.80%, 09/15/25(b)(c)	255	252,840
4.95%, 09/15/27(b)	395	398,286
5.50%, 03/09/28(b)	580	599,639
5.65%, 03/09/26(b)	440	448,549
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	360	341,950
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)(c)	495	442,580
3.65%, 06/10/25(b)	410	397,667
3.95%, 06/10/27(b)	410	396,913
Swedbank AB
1.54%, 11/16/26(b)	630	564,839
3.36%, 04/04/25(b)	530	513,098
5.34%, 09/20/27(b)	270	270,467
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	465	443,805
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	460	437,469
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	250	234,990
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	310	297,820
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	200	179,598
9.50%, 08/01/26(d)	200	199,308
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(a)	150	124,305
Toronto-Dominion Bank (The)
0.75%, 09/11/25	520	471,791
0.75%, 01/06/26	770	692,961
1.15%, 06/12/25	637	588,677
1.20%, 06/03/26	760	678,520
1.25%, 12/13/24	395	371,742
1.25%, 09/10/26	755	672,327
1.45%, 01/10/25	500	471,440
1.95%, 01/12/27	410	370,673
2.65%, 06/12/24	810	787,474

Security	Par (000)	Value

Banks (continued)
2.80%, 03/10/27	$629	$584,593
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	10	9,444
3.77%, 06/06/25	515	503,026
4.11%, 06/08/27	825	802,180
4.29%, 09/13/24	775	765,498
4.69%, 09/15/27	805	799,784
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	650	604,292
2.15%, 12/06/24 (Call 11/06/24)	357	337,990
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)	300	281,025
3.63%, 09/16/25 (Call 08/16/25)	325	308,393
3.80%, 10/30/26 (Call 09/30/26)	30	27,973
4.05%, 11/03/25 (Call 09/03/25)	360	349,405
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	139	126,530
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	1,175	1,042,084
2.50%, 08/01/24 (Call 07/01/24)	668	642,229
2.85%, 10/26/24 (Call 09/26/24)	613	589,829
3.70%, 06/05/25 (Call 05/05/25)	500	481,660
4.00%, 05/01/25 (Call 03/01/25)	561	544,832
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	330	314,962
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	732	709,894
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	1,000	978,350
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(a)	453	455,890
Turkiye Is Bankasi AS, 7.75%, 01/22/30 (Call 01/22/25), (5-year CMT + 6.119%)(a)(d)	400	378,620
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	200	188,182
6.50%, 01/08/26(d)	400	372,292
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)	790	768,156
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	374	346,818
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	525	472,826
2.40%, 07/30/24 (Call 06/30/24)	254	245,237
3.10%, 04/27/26 (Call 03/27/26)	418	391,089
3.60%, 09/11/24 (Call 08/11/24)	593	577,552
3.95%, 11/17/25 (Call 10/17/25)	460	446,094
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)	760	737,633
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)	275	276,612
Series V, 2.38%, 07/22/26 (Call 06/22/26)	105	97,530
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	840	796,068
2.80%, 01/27/25 (Call 12/27/24)	665	637,801
UBS AG/London
0.70%, 08/09/24(b)	635	595,592
1.25%, 06/01/26(b)	1,010	893,537
1.38%, 01/13/25 (Call 12/13/24)(b)	795	739,485

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(a)(b)	$360	$317,858
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(a)(b)	555	481,984
4.13%, 09/24/25(b)	505	485,891
4.13%, 04/15/26(b)	595	569,992
4.25%, 03/23/28 (Call 03/23/27)(b)	490	463,927
4.49%, 08/05/25 (Call 08/05/24), (1-year CMT + 1.600%)(a)(b)	880	862,400
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(a)(b)	400	388,156
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(a)(b)	635	612,616
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(b)	655	631,132
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)	600	598,548
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(a)(b)	570	504,878
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(a)(b)	510	463,753
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)	405	369,137
Union Bank of the Philippines, 2.13%, 10/22/25(d)	200	183,194
United Overseas Bank Ltd.
1.25%, 04/14/26(b)(c)	200	182,276
1.75%, 03/16/31 (Call 03/16/26), (5-year CMT + 1.520%)(a)(d)	200	179,678
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(b)	200	177,426
3.75%, 04/15/29 (Call 04/15/24), (5-year CMT + 1.500%)(a)(b)	580	570,598
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	235	196,004
Wachovia Corp., 7.57%, 08/01/26(g)	175	186,013
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	194,076
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1-day SOFR + 0.510%)(a)	530	504,412
2.16%, 02/11/26 (Call 02/11/25), (3-mo. LIBOR US + 0.750%)(a)	1,384	1,309,693
2.19%, 04/30/26 (Call 04/29/25), (1-day SOFR + 2.000%)(a)	1,350	1,271,875
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(a)	400	360,428
2.41%, 10/30/25 (Call 10/30/24), (1-day SOFR + 1.087%)(a)	1,433	1,371,252
3.00%, 02/19/25	749	724,620
3.00%, 04/22/26	1,590	1,515,493
3.00%, 10/23/26	1,500	1,413,300
3.20%, 06/17/27 (Call 06/17/26), (3-mo. LIBOR US + 1.170%)(a)	1,285	1,212,513
3.30%, 09/09/24	525	514,001
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(a)	2,200	2,080,694
3.55%, 09/29/25	895	870,029
3.58%, 05/22/28 (Call 05/22/27), (3-mo. LIBOR US + 1.310%)(a)	1,410	1,332,224

Security	Par (000)	Value

Banks (continued)
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(a)	$1,275	$1,243,405
4.10%, 06/03/26	1,297	1,263,745
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)	957	946,157
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)	1,390	1,378,393
Western Alliance Bancorp., 1.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	45	34,397
Westpac Banking Corp.
1.02%, 11/18/24	515	486,701
1.15%, 06/03/26	845	762,089
2.35%, 02/19/25	80	76,729
2.70%, 08/19/26	130	122,789
2.85%, 05/13/26	770	732,824
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(a)	592	556,231
3.35%, 03/08/27	635	609,721
3.40%, 01/25/28	410	391,673
4.04%, 08/26/27	90	88,926
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	670	635,254
5.46%, 11/18/27	827	859,145
Westpac New Zealand Ltd., 4.90%, 02/15/28(b)	955	956,089
Woori Bank
0.75%, 02/01/26(d)	600	537,702
2.00%, 01/20/27(d)	200	183,352
4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(d)(e)	200	190,400
4.88%, 01/26/28(d)	200	202,972
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(d)	200	195,040
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(d)	200	188,196
8.25%, 10/15/24(d)	200	200,294

		505,086,680

Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,695	1,665,626
4.00%, 04/13/28 (Call 01/13/28)	1,000	990,890
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(d)	397	390,521
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	38	37,268
Coca-Cola Co. (The)
1.45%, 06/01/27	410	372,911
1.75%, 09/06/24	840	812,406
2.90%, 05/25/27	60	57,502
3.38%, 03/25/27	320	314,762
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	147	144,927
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	487	465,674
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	200	179,010
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	425	411,158
3.60%, 05/09/24	200	196,688
3.70%, 12/06/26 (Call 09/06/26)	20	19,433
4.35%, 05/09/27 (Call 04/09/27)	459	455,507
4.40%, 11/15/25 (Call 09/15/25)	320	317,021
4.75%, 11/15/24	431	429,729
5.00%, 02/02/26 (Call 02/02/24)	350	348,708

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	$490	$454,411
2.13%, 10/24/24 (Call 09/24/24)	405	389,946
5.20%, 10/24/25	330	335,125
5.30%, 10/24/27 (Call 09/24/27)	680	709,050
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	555	538,444
JDE Peet’s NV
0.80%, 09/24/24 (Call 05/29/23)(b)	150	140,093
1.38%, 01/15/27 (Call 12/15/26)(b)	470	410,789
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	145	135,302
3.40%, 11/15/25 (Call 08/15/25)	10	9,678
3.43%, 06/15/27 (Call 03/15/27)	15	14,425
4.42%, 05/25/25 (Call 03/25/25)	211	209,534
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	901	855,923
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	945	910,517
2.38%, 10/06/26 (Call 07/06/26)	70	66,377
2.63%, 03/19/27 (Call 01/19/27)	5	4,733
2.75%, 04/30/25 (Call 01/30/25)	396	384,195
2.85%, 02/24/26 (Call 11/24/25)	537	520,337
3.00%, 10/15/27 (Call 07/15/27)	155	149,063
3.50%, 07/17/25 (Call 04/17/25)	92	90,546
4.45%, 05/15/28 (Call 04/15/28)	280	286,849
4.55%, 02/13/26 (Call 01/13/26)	280	284,256
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	355	339,419

		14,848,753

Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	419	398,436
2.20%, 02/21/27 (Call 12/21/26)	915	846,521
2.60%, 08/19/26 (Call 05/19/26)	567	533,683
3.13%, 05/01/25 (Call 02/01/25)	334	324,534
3.20%, 11/02/27 (Call 08/02/27)	75	71,462
3.63%, 05/22/24 (Call 02/22/24)	337	332,353
5.15%, 03/02/28 (Call 02/02/28)	1,615	1,653,437
5.25%, 03/02/25	1,005	1,013,834
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	195	191,482
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	936	917,814
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	200	189,738
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(b)	190	185,866
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	40	35,071
2.95%, 03/01/27 (Call 12/01/26)	305	291,909
3.50%, 02/01/25 (Call 11/01/24)	683	670,829
3.65%, 03/01/26 (Call 12/01/25)	1,578	1,543,757
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	580	528,838
1.75%, 09/02/27 (Call 07/02/27)	182	159,372

		9,888,936

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	218	207,989
2.49%, 02/15/27 (Call 12/15/26)	460	425,275
Cemex SAB de CV, 7.38%, 06/05/27 (Call 06/05/23)(d)	200	207,336
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(d)(e)	400	354,008

Security	Par (000)	Value

Building Materials (continued)
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(b)	$700	$682,255
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	225	215,829
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	65	63,593
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	400	367,408
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	50	48,038
Huaxin Cement International Finance Co. Ltd., 2.25%, 11/19/25(d)	200	178,718
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/30/23)(b)	200	137,290
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(b)	20	18,946
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/30/23)(b)	170	163,977
4.88%, 12/15/27 (Call 12/15/23)(b)	150	131,218
6.25%, 05/15/25 (Call 05/15/23)(b)(c)	110	111,127
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(g)	74	72,772
3.90%, 02/14/26 (Call 11/14/25)	25	24,438
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	335	307,677
1.70%, 08/01/27 (Call 06/01/27)	30	26,517
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	490	473,688
4.25%, 07/02/24 (Call 04/02/24)	154	152,340
Masonite International Corp., 5.38%, 02/01/28 (Call 05/30/23)(b)	205	198,112
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	265	254,220
4.20%, 12/01/24 (Call 09/01/24)	322	317,711
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/24)(b)	400	373,048
5.00%, 02/15/27 (Call 02/15/24)(b)	345	330,327
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 03/15/24)(b)	130	129,792
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	80	77,122
3.55%, 11/01/24 (Call 08/01/24)	448	437,163
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	50	48,962
4.50%, 04/01/25 (Call 01/01/25)	26	25,858
5.80%, 03/01/26 (Call 03/01/24)	10	10,052
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(d)	400	314,716
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	70	69,053

		6,956,575

Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	235	223,736
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	551	513,808
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	200	197,456
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(b)	260	259,678
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(c)	220	212,652

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Bluestar Finance Holdings Ltd.
3.10%, (Call 07/12/24)(a)(d)(e)	$200	$193,962
3.38%, 07/16/24(d)	200	195,490
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(c)(d)	600	549,966
8.50%, 01/23/81 (Call 10/23/25), (5-year CMT + 8.220%)(a)(d)	200	199,076
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	200	175,694
3.50%, 05/08/24 (Call 04/08/24)	389	379,454
5.90%, 07/05/24	845	845,938
6.05%, 03/15/25	755	757,982
6.17%, 07/15/27 (Call 06/15/27)	857	866,727
CF Industries Inc., 4.50%, 12/01/26(b)	100	98,064
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(b)(c)	140	133,505
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(c)	215	199,853
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	264	256,711
5.13%, 04/01/25 (Call 03/01/25)(b)	175	176,402
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	369,264
3.38%, 06/19/24(d)	200	195,660
4.13%, 07/19/27(d)	400	381,284
4.88%, 03/14/25(d)	600	594,150
Consolidated Energy Finance SA, 6.50%, 05/15/26 (Call 05/15/23)(b)(c)	100	94,546
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	1,005	1,002,377
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	465	454,007
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	520	474,453
2.70%, 11/01/26 (Call 08/01/26)	5	4,772
5.25%, 01/15/28 (Call 12/15/27)	510	531,751
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	420	395,900
Equate Petrochemical BV, 4.25%, 11/03/26(d)	400	390,532
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	5	4,742
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	400	387,312
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/24)(b)	200	183,282
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	110	103,950
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/24)(b)	230	212,325
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/24)(b)	20	20,257
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	603	541,898
1.83%, 10/15/27 (Call 08/15/27)(b)	515	439,383
Iris Holdings Inc., 8.75%, 02/15/26 (Call 02/15/24), (9.50% PIK)(b)(f)	70	64,604
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 11/01/23), (10.00% PIK)(b)(f)	80	56,065
LG Chem Ltd.
1.38%, 07/07/26(d)	400	358,412
3.25%, 10/15/24(d)	200	194,860
Linde Inc., 4.80%, 12/05/24	100	100,216
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	80	77,277
3.20%, 01/30/26 (Call 10/30/25)	260	252,491
4.70%, 12/05/25 (Call 11/05/25)	305	307,641
LYB Finance Co. BV, 8.10%, 03/15/27(b)	116	127,730

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	$260	$249,639
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	500	455,950
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(b)	150	137,072
MEGlobal Canada ULC, 5.00%, 05/18/25(d)	600	596,370
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	135	131,774
5.13%, 10/15/27 (Call 04/15/27)	270	257,812
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	15	14,543
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	91	87,469
4.00%, 12/15/26 (Call 09/15/26)	30	29,309
4.90%, 03/27/28 (Call 02/27/28)	115	115,468
5.90%, 11/07/24	150	151,902
5.95%, 11/07/25	760	783,180
OCI NV, 4.63%, 10/15/25 (Call 10/15/23)(b)	164	156,764
OCP SA, 4.50%, 10/22/25(d)	200	194,632
Olin Corp., 5.13%, 09/15/27 (Call 03/15/24)	225	217,888
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(c)(d)	200	181,160
4.00%, 10/04/27 (Call 07/04/27)(d)	200	188,624
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)	130	78,979
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	535	484,731
2.40%, 08/15/24 (Call 07/15/24)	390	376,264
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/30/23)(b)	235	228,173
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 05/30/23)(b)(c)	130	130,170
7.63%, 01/15/26 (Call 01/15/24)(b)	202	179,845
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	65	62,147
Sasol Financing USA LLC, 4.38%, 09/18/26 (Call 09/18/25)	200	180,902
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	325	299,163
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	371	363,469
3.45%, 08/01/25 (Call 05/01/25)	260	252,450
3.45%, 06/01/27 (Call 03/01/27)	790	758,044
3.95%, 01/15/26 (Call 10/15/25)	50	49,066
4.05%, 08/08/24	280	276,503
4.25%, 08/08/25	150	148,493
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(b)	150	134,763
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	430	424,307
TPC Group Inc., 13.00%, 12/16/27 (Call 05/30/23)(b)	20	20,055
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/23)(b)	190	159,062
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/23)(d)	200	186,274
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 07/15/23)(b)	160	22,958
9.50%, 07/01/25 (Call 07/08/23)(b)	90	55,269
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	510	489,467
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(b)	300	285,381

		24,352,786

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/23)(d)	300	289,377

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal (continued)
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(b)	$170	$169,380
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	400	391,912
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)(c)	105	108,458
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/23)(d)	250	248,112
Yankuang Group Cayman Ltd., 2.90%, 11/30/24(d)	400	379,808

		1,587,047

Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(c)(d)	200	192,038
4.00%, 07/30/27 (Call 06/30/27)(d)	200	167,678
4.20%, 08/04/27 (Call 02/04/27)(d)	400	337,560
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	175	166,651
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	245	222,404
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(b)	195	170,777
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(b)	760	732,458
9.75%, 07/15/27 (Call 07/15/23)(b)	425	395,152
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 05/30/23)(b)	130	120,739
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/23)(b)	195	182,469
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(b)(c)	215	171,123
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(b)	235	235,298
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	340	300,118
4.38%, 08/15/27 (Call 08/15/23)(b)	100	95,709
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)(d)	250	68,293
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	437	428,929
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	200	179,560
5.75%, 07/15/27 (Call 07/15/23)(b)(c)	160	152,413
5.75%, 07/15/27 (Call 07/15/23)(b)	135	126,923
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(d)	400	363,048
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	390	352,618
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(b)	255	241,230
5.50%, 07/15/25 (Call 06/18/23)(b)	155	153,830
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	200	198,808
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)	260	217,695
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	150	146,512
3.70%, 04/01/27 (Call 01/01/27)	205	200,912
CMHI Finance BVI Co. Ltd., 4.00%, 06/01/27 (Call 05/01/27)(d)	200	196,698
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	105	91,179
8.25%, 04/15/26 (Call 04/15/24)(c)	245	247,452
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/24)(b)	119	117,691
DP World Salaam, 6.00%, (Call 10/01/25), (5-year CMT + 5.750%)(a)(d)(e)	600	598,506

Security	Par (000)	Value

Commercial Services (continued)
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	$61	$58,221
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	482	462,431
2.60%, 12/15/25 (Call 11/15/25)	157	148,032
5.10%, 12/15/27 (Call 11/15/27)	435	440,672
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	225	214,438
3.80%, 11/01/25 (Call 08/01/25)(b)	420	407,072
3.85%, 11/15/24 (Call 08/15/24)(b)	525	515,214
4.60%, 05/01/28 (Call 04/01/28)(b)	240	239,417
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(b)	225	206,775
7.75%, 02/15/28 (Call 02/15/25)(b)	160	160,800
9.50%, 11/01/27 (Call 11/01/23)(b)	250	239,627
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 05/29/23)(d)	400	390,684
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	435	390,330
1.50%, 11/15/24 (Call 10/15/24)	19	17,929
2.15%, 01/15/27 (Call 12/15/26)	315	282,646
2.65%, 02/15/25 (Call 01/15/24)	635	606,736
4.80%, 04/01/26 (Call 01/01/26)	370	365,893
4.95%, 08/15/27 (Call 07/15/27)	279	277,357
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(b)	180	177,651
Grand Canyon University
4.13%, 10/01/24	195	185,108
4.38%, 10/01/26	85	77,375
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	220	191,374
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(b)	470	448,831
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(b)	200	180,086
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(d)	200	179,368
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d)	600	554,466
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(b)	175	166,306
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/24)(b)	170	153,949
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/23)(b)	126	120,716
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/23)(d)	200	193,210
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	170	169,240
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	156	152,565
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	758	714,256
2.40%, 10/01/24 (Call 09/01/24)	800	774,352
2.65%, 10/01/26 (Call 08/01/26)	10	9,473
3.90%, 06/01/27 (Call 05/01/27)(c)	350	345,681
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(b)	224	223,207
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	390	349,576
5.25%, 04/15/24(b)	59	58,610
5.75%, 04/15/26(b)	545	541,016
6.25%, 01/15/28 (Call 01/15/24)(b)(c)	505	473,200
PSA Treasury Pte Ltd., 2.50%, 04/12/26 (Call 10/12/25)(d)	200	189,442
Quanta Services Inc., 0.95%, 10/01/24 (Call 05/30/23)	321	302,331
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)	495	465,043

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 05/30/23)(b)	$325	$288,762
9.25%, 04/15/25 (Call 03/16/25)(b)	300	276,711
11.25%, 12/15/27 (Call 06/15/25)(b)	215	188,654
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/23)	205	199,123
7.50%, 04/01/27(c)	65	67,969
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(d)	400	387,392
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(b)	205	192,848
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	350	319,322
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(b)	325	304,119
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	377	355,847
2.05%, 04/15/26 (Call 03/15/26)(b)	292	259,679
United Rentals North America Inc.
3.88%, 11/15/27 (Call 05/09/23)	290	271,881
4.88%, 01/15/28 (Call 01/15/24)	650	625,924
5.50%, 05/15/27 (Call 05/15/23)	205	203,674
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	235	229,926
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(b)	435	438,571
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/24)(b)	355	333,199
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	691	645,491
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	400	369,576

		26,351,845

Computers — 0.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,204	1,110,774
0.70%, 02/08/26 (Call 01/08/26)	1,227	1,120,288
1.13%, 05/11/25 (Call 04/11/25)	1,203	1,131,301
1.20%, 02/08/28 (Call 12/08/27)	1,000	884,510
1.80%, 09/11/24 (Call 08/11/24)	591	571,142
2.05%, 09/11/26 (Call 07/11/26)	575	539,281
2.45%, 08/04/26 (Call 05/04/26)	1,135	1,082,563
2.50%, 02/09/25	641	621,808
2.75%, 01/13/25 (Call 11/13/24)	841	820,808
2.85%, 05/11/24 (Call 03/11/24)	933	916,178
2.90%, 09/12/27 (Call 06/12/27)	265	254,533
3.00%, 06/20/27 (Call 03/20/27)	280	270,670
3.00%, 11/13/27 (Call 08/13/27)	350	337,246
3.20%, 05/13/25	859	842,756
3.20%, 05/11/27 (Call 02/11/27)	315	307,138
3.25%, 02/23/26 (Call 11/23/25)	402	393,727
3.35%, 02/09/27 (Call 11/09/26)	1,215	1,188,501
3.45%, 05/06/24	958	944,645
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(d)	400	352,304
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	10	9,029
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	623	614,826
4.90%, 10/01/26 (Call 08/01/26)	880	881,822
5.25%, 02/01/28 (Call 01/01/28)	767	776,081
5.85%, 07/15/25 (Call 06/15/25)	652	664,799
6.02%, 06/15/26 (Call 03/15/26)	1,642	1,689,700
6.10%, 07/15/27 (Call 05/15/27)	60	62,985

Security	Par (000)	Value

Computers (continued)
Diebold Nixdorf Inc.
8.50%, 10/15/26 (Call 05/22/23)(b)	$133	$23,837
9.38%, 07/15/25 (Call 05/15/23)(b)(c)	284	126,866
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	305	268,348
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 05/30/23)(b)	279	34,401
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	390	354,030
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	220	212,709
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	112	103,478
4.90%, 10/15/25 (Call 07/15/25)	1,307	1,301,615
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(c)	405	366,132
2.20%, 06/17/25 (Call 05/17/25)	591	559,376
3.00%, 06/17/27 (Call 04/17/27)	45	41,940
4.75%, 01/15/28 (Call 12/15/27)	450	446,832
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	40	36,170
2.20%, 02/09/27 (Call 01/09/27)	533	493,201
3.00%, 05/15/24	1,265	1,240,117
3.30%, 05/15/26	1,160	1,124,748
3.30%, 01/27/27	130	125,454
3.45%, 02/19/26	990	964,012
4.15%, 07/27/27 (Call 06/27/27)	605	600,106
4.50%, 02/06/26	280	280,370
4.50%, 02/06/28 (Call 01/06/28)	280	280,507
6.22%, 08/01/27	5	5,335
7.00%, 10/30/25	197	208,424
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	345	302,092
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	341	331,571
Lenovo Group Ltd., 5.88%, 04/24/25(d)	600	604,530
NCR Corp., 5.75%, 09/01/27 (Call 09/01/23)(b)	205	200,644
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	554	519,552
2.38%, 06/22/27 (Call 04/22/27)	48	44,346
3.30%, 09/29/24 (Call 07/29/24)	280	272,672
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(b)	200	189,418
8.25%, 02/01/28 (Call 02/01/24)(b)	225	211,993
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/24)(b)	150	141,663
Seagate HDD Cayman
4.75%, 01/01/25	188	182,945
4.88%, 06/01/27 (Call 03/01/27)	225	215,638
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(b)	120	120,602
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	205	137,020
Vericast Corp.
11.00%, 09/15/26 (Call 09/15/23)(b)	487	510,915
12.50%, 12/15/27 (Call 12/15/23)(b)	20	22,497
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	977	928,990
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(d)	400	362,464

		32,886,975

Cosmetics & Personal Care — 0.2%
Bestfoods, Series E, 7.25%, 12/15/26	55	60,030
Colgate-Palmolive Co.
3.10%, 08/15/25	165	161,058
3.10%, 08/15/27 (Call 07/15/27)	140	136,228
4.60%, 03/01/28 (Call 02/01/28)	80	82,545

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.80%, 03/02/26	$80	$81,806
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(b)	370	361,298
6.50%, 04/15/26 (Call 04/15/24)(b)(c)	185	184,658
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	496	475,604
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27 (Call 02/24/27)	870	829,832
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	680	656,996
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)(b)	525	543,685
5.35%, 03/22/26 (Call 02/22/26)(b)	380	390,173
5.50%, 03/22/25(b)	440	447,533
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(b)(c)	230	134,884
Procter & Gamble Co. (The)
0.55%, 10/29/25	674	617,438
1.00%, 04/23/26	237	217,817
1.90%, 02/01/27	250	233,185
2.45%, 11/03/26	45	42,777
2.70%, 02/02/26	235	227,598
2.80%, 03/25/27	220	211,255
2.85%, 08/11/27	40	38,370
3.95%, 01/26/28	730	733,110
4.10%, 01/26/26	715	717,295
Unilever Capital Corp.
0.63%, 08/12/24 (Call 05/30/23)	390	369,537
2.00%, 07/28/26	230	216,000
2.60%, 05/05/24 (Call 03/05/24)	427	417,328
2.90%, 05/05/27 (Call 02/05/27)	200	191,410
3.10%, 07/30/25	450	437,481
3.38%, 03/22/25 (Call 01/22/25)	112	109,651

		9,326,582

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/24)(b)	265	242,986
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	265	243,055
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.50%, 06/10/24(d)	400	368,460
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/23)(b)	160	151,149
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/23)(b)(c)	140	139,310
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(d)	500	456,825
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	400	359,092
2.50%, 07/09/24(d)	250	242,608
3.38%, 07/23/24(d)	200	195,800
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(b)	225	232,823
Sumitomo Corp.
1.55%, 07/06/26 (Call 06/06/26)(d)	400	363,160
2.60%, 07/09/24 (Call 06/09/24)(d)	300	291,153
Toyota Tsusho Corp., 2.60%, 09/19/24(d)	400	387,148
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(b)	175	175,406
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(b)	320	11,706

Security	Par (000)	Value

Distribution & Wholesale (continued)
9.00%, 11/15/26 (Call 11/15/23)(b)	$463	$42,957
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	435	415,847

		4,319,485

Diversified Financial Services — 2.1%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/23)(b)	150	149,770
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	1,177	1,101,142
1.75%, 01/30/26 (Call 12/30/25)	525	471,051
2.45%, 10/29/26 (Call 09/29/26)	1,310	1,174,952
2.88%, 08/14/24 (Call 07/14/24)	390	374,271
3.65%, 07/21/27 (Call 04/21/27)	900	834,336
4.45%, 10/01/25 (Call 08/01/25)	225	218,241
6.50%, 07/15/25 (Call 06/15/25)	775	782,223
Series 3NC1, 1.75%, 10/29/24 (Call 05/29/23)	817	765,684
Affiliated Managers Group Inc., 3.50%, 08/01/25	264	253,158
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(b)	200	186,360
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(b)	200	205,346
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	15	14,087
1.88%, 08/15/26 (Call 07/15/26)	462	411,397
2.20%, 01/15/27 (Call 12/15/26)	532	476,560
2.30%, 02/01/25 (Call 01/01/25)	505	478,296
2.88%, 01/15/26 (Call 12/15/25)	674	629,503
3.25%, 03/01/25 (Call 01/01/25)	382	366,479
3.38%, 07/01/25 (Call 06/01/25)	452	433,048
3.63%, 04/01/27 (Call 01/01/27)	20	18,785
3.75%, 06/01/26 (Call 04/01/26)	245	233,365
4.25%, 09/15/24 (Call 06/15/24)	393	385,965
5.30%, 02/01/28 (Call 01/01/28)	450	445,585
5.85%, 12/15/27 (Call 11/15/27)	480	485,635
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	207	202,585
4.25%, 06/15/26 (Call 04/15/26)	130	123,510
5.25%, 08/11/25 (Call 07/11/25)(b)	560	549,142
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	501	487,784
4.63%, 03/30/25	273	265,681
4.75%, 06/09/27 (Call 05/09/27)	235	222,613
5.13%, 09/30/24	432	423,809
5.75%, 11/20/25 (Call 10/20/25)(c)	405	392,895
5.80%, 05/01/25 (Call 04/01/25)	379	375,437
7.10%, 11/15/27 (Call 10/15/27)	430	443,382
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	738	669,086
2.25%, 03/04/25 (Call 02/01/25)	612	582,710
2.50%, 07/30/24 (Call 06/29/24)	916	888,383
2.55%, 03/04/27 (Call 02/01/27)	885	819,899
3.00%, 10/30/24 (Call 09/29/24)	334	324,391
3.13%, 05/20/26 (Call 04/20/26)	565	543,214
3.30%, 05/03/27 (Call 04/02/27)	565	538,146
3.63%, 12/05/24 (Call 11/04/24)	196	191,741
3.95%, 08/01/25 (Call 07/01/25)	905	887,633
4.20%, 11/06/25 (Call 10/06/25)	524	518,744
4.90%, 02/13/26 (Call 01/13/26)	500	503,500
4.99%, 05/01/26 (Call 05/01/25)	1,000	999,320
5.85%, 11/05/27 (Call 10/05/27)	225	235,618
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	145	138,578

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	$149	$143,643
3.70%, 10/15/24	179	175,524
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	260	214,308
3.95%, 07/15/26 (Call 06/15/26)(b)	250	218,265
Apollo Management Holdings LP
4.00%, 05/30/24(b)	187	183,105
4.95%, 01/14/50 (Call 01/14/24), (5-year CMT + 3.266%)(a)(b)	227	189,895
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25), (5-year CMT + 2.974%)(a)(d)	400	376,516
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(a)(b)	269	205,250
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/03/23)(b)(c)	200	195,462
Avation Capital SA, 8.25%, 10/31/26 (Call 05/29/23), (9.00% PIK)(b)(c)(f)	45	39,347
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	282	252,534
1.95%, 09/20/26 (Call 08/20/26)(b)	552	481,830
3.50%, 11/01/27 (Call 07/01/27)(b)	10	9,038
4.13%, 08/01/25 (Call 06/01/25)(b)	445	425,011
4.88%, 10/01/25 (Call 07/01/25)(b)	110	106,542
6.25%, 04/15/28 (Call 03/15/28)(b)	600	605,244
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	410	364,035
2.53%, 11/18/27 (Call 10/18/27)(b)	364	306,222
2.88%, 02/15/25 (Call 01/15/25)(b)	585	548,982
3.25%, 02/15/27 (Call 12/15/26)(b)	272	242,771
3.95%, 07/01/24 (Call 06/01/24)(b)	528	512,672
4.25%, 04/15/26 (Call 03/15/26)(b)	482	451,070
4.38%, 05/01/26 (Call 03/01/26)(b)	370	348,862
5.25%, 05/15/24 (Call 04/15/24)(b)	288	284,316
5.50%, 01/15/26 (Call 12/15/25)(b)	332	325,164
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(d)	200	182,080
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	400	387,516
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	290	279,099
Blackstone Holdings Finance Co. LLC
3.15%, 10/02/27 (Call 07/02/27)(b)(c)	107	98,642
5.90%, 11/03/27 (Call 10/03/27)(b)	15	15,414
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	369,088
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	600	549,378
2.63%, 01/17/25 (Call 12/17/24)(d)	200	191,352
3.25%, 04/29/25 (Call 03/29/25)(b)	400	384,536
3.50%, 10/10/24 (Call 09/10/24)(d)	200	195,014
3.50%, 09/18/27 (Call 06/18/27)(d)	200	189,946
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	200	181,464
Bocom Leasing Management Hong Kong Co. Ltd., 1.13%, 06/18/24(d)	200	191,308
Brightsphere Investment Group Inc., 4.80%, 07/27/26	115	108,330
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(b)	200	187,994
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	232	220,017
4.88%, 05/01/24 (Call 04/01/24)(b)	417	408,597

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	$842	$732,431
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(a)	758	712,565
3.20%, 02/05/25 (Call 01/05/25)	322	307,523
3.30%, 10/30/24 (Call 09/30/24)	754	735,286
3.65%, 05/11/27 (Call 04/11/27)	230	214,532
3.75%, 07/28/26 (Call 06/28/26)	475	445,270
3.75%, 03/09/27 (Call 02/09/27)	30	28,092
3.80%, 01/31/28 (Call 12/31/27)	600	559,674
4.17%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.370%)(a)	40	38,968
4.20%, 10/29/25 (Call 09/29/25)	460	439,378
4.25%, 04/30/25 (Call 03/31/25)	325	314,876
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)	742	719,577
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	808	790,248
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	420	413,095
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(b)	180	159,764
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	5	4,881
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26 (Call 08/15/26)(d)	200	179,422
1.80%, 07/22/26(d)	400	363,360
1.99%, 07/21/25(d)	200	187,028
3.50%, 05/16/24(d)	200	196,842
CDBL Funding 1, 4.25%, 12/02/24(d)	400	394,204
CDBL Funding 2, 2.00%, 03/04/26(d)	600	553,512
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	968	857,512
1.15%, 05/13/26 (Call 04/13/26)	819	724,749
2.45%, 03/03/27 (Call 02/03/27)	455	412,558
3.00%, 03/10/25 (Call 12/10/24)	258	246,163
3.20%, 03/02/27 (Call 12/02/26)	65	60,482
3.30%, 04/01/27 (Call 01/01/27)	225	210,004
3.45%, 02/13/26 (Call 11/13/25)	320	305,082
3.63%, 04/01/25 (Call 01/01/25)	60	58,069
3.85%, 05/21/25 (Call 03/21/25)	254	246,535
4.20%, 03/24/25 (Call 02/22/25)	445	436,336
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(d)	400	362,424
2.50%, 03/18/25 (Call 02/18/25)(d)	400	377,740
3.00%, 03/18/27 (Call 12/18/26)(d)	200	183,094
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27 (Call 10/28/26)(d)	400	370,604
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	800	778,224
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(d)	400	385,700
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25), (5-year CMT + 2.750%)(a)(d)	400	377,044
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24), (5-year CMT + 7,145%)(a)(d)(e)	200	186,084
China Great Wall International Holdings VI Ltd., 4.25%, 04/28/25 (Call 03/28/25)(d)	600	559,800
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(d)	400	370,640

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	$60	$57,373
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(d)	400	376,724
Citigroup Global Markets Holdings Inc./U.S 0.75%, 06/07/24 (Call 06/07/23)	190	180,156
4.10%, 06/12/24(d)(g)	102	100,581
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	200	182,846
1.73%, 09/10/24(d)	200	192,534
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	600	556,830
2.00%, 02/04/26(d)	600	550,026
3.00%, 07/03/24(d)	200	194,826
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	438	423,200
CMS International Gemstone Ltd., 1.30%, 09/16/24(d)	400	378,612
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/23)(b)(c)	135	113,061
Coastal Emerald Ltd., 4.30%, (Call 08/01/24), (5-year CMT + 7.445%)(a)(d)(e)	600	580,914
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(b)	175	167,590
6.63%, 03/15/26 (Call 03/15/24)(c)	170	163,200
CSCIF Asia Ltd., 1.13%, 06/10/24(d)	400	383,404
CSI MTN Ltd., 3.38%, 04/21/25 (Call 03/21/25)(d)	200	193,208
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	200	193,060
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	355	339,373
3.95%, 11/06/24 (Call 08/06/24)	336	325,658
4.10%, 02/09/27 (Call 11/09/26)	90	85,457
4.50%, 01/30/26 (Call 11/30/25)(c)	207	200,359
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(d)	200	193,462
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	285	271,260
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	310	306,928
Enova International Inc.
8.50%, 09/01/24 (Call 05/30/23)(b)(c)	103	102,319
8.50%, 09/15/25 (Call 09/15/23)(b)(c)	150	144,696
Far East Horizon Ltd.
3.38%, 02/18/25(d)	400	365,216
4.25%, 10/26/26(d)	200	171,392
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/23)(b)	130	102,172
Franklin Resources Inc., 2.85%, 03/30/25	86	82,152
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	400	395,204
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(b)(f)	750	669,800
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(b)	130	114,572
5.38%, 12/01/24 (Call 12/01/23)(b)	245	232,615
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	184,708
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	185,244
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	400	377,848
Haitong International Securities Group Ltd.
3.13%, 05/18/25(d)	200	188,234
3.38%, 07/19/24(d)	400	386,984
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/24)(b)	200	169,008
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	600	557,094
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(d)	200	190,842

Security	Par (000)	Value

Diversified Financial Services (continued)
1.63%, 11/02/24(d)	$200	$190,208
1.75%, 08/25/25(d)	600	558,540
1.75%, 08/02/26(d)	200	181,234
2.25%, 11/02/26(d)	200	183,444
2.70%, 01/27/27(d)	400	374,196
3.63%, 05/19/26(d)	200	193,086
5.97%, 11/20/24, (3-mo. LIBOR US + 1.050%)(a)(d)	200	199,986
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	401,732
Intercontinental Exchange Inc.
3.65%, 05/23/25	725	712,022
3.75%, 12/01/25 (Call 09/01/25)	635	622,795
4.00%, 09/15/27 (Call 08/15/27)	1,130	1,119,220
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(c)(d)	200	176,736
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	200	179,902
1.65%, 09/03/25(d)	600	553,158
Invesco Finance PLC, 3.75%, 01/15/26	224	217,396
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	64	62,943
Jefferies Financial Group Inc.
4.85%, 01/15/27	195	192,276
6.45%, 06/08/27	102	106,330
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	130	111,028
JIC Zhixin Ltd., 1.50%, 08/27/25(d)	400	369,532
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 08/17/25)(d)	600	542,118
2.88%, 09/24/24(d)	600	576,612
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	179,100
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	179,458
Korea Investment & Securities Co. Ltd., 2.13%, 07/19/26(d)	200	177,638
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	176,298
4.50%, 02/23/27(d)	200	171,608
Lazard Group LLC, 3.75%, 02/13/25	134	129,934
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/23)(b)(c)	210	148,554
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	530	507,427
Legend Fortune Ltd., 1.38%, 06/02/24(d)	200	192,338
Legg Mason Inc., 4.75%, 03/15/26	212	210,183
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)(c)	120	105,296
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/23)(b)	175	165,226
LSEGA Financing PLC, 1.38%, 04/06/26 (Call 03/06/24)(b)	770	691,221
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	677	648,065
2.95%, 11/21/26 (Call 08/21/26)	55	52,870
3.30%, 03/26/27 (Call 01/26/27)	270	261,965
3.50%, 02/26/28 (Call 11/26/27)	10	9,795
4.88%, 03/09/28 (Call 02/09/28)	795	824,733
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/25(d)	200	184,522
3.38%, 05/07/24(d)	200	194,998
Mitsubishi HC Capital Inc., 5.08%, 09/15/27 (Call 08/15/27)(b)	50	50,127
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	45	43,344
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	190	186,382

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/24)(b)	$260	$245,861
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	200	172,074
5.00%, 03/15/27 (Call 09/15/26)	285	256,919
5.88%, 10/25/24	205	201,726
6.75%, 06/25/25	205	202,081
6.75%, 06/15/26	195	189,977
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	290	277,399
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	178,400
Nomura Holdings Inc.
1.65%, 07/14/26	580	513,312
1.85%, 07/16/25	640	587,770
2.33%, 01/22/27	620	551,254
2.65%, 01/16/25	790	749,631
5.10%, 07/03/25	375	369,405
5.39%, 07/06/27	300	297,024
5.71%, 01/09/26	270	271,245
5.84%, 01/18/28	280	283,357
Nuveen Finance LLC, 4.13%, 11/01/24(b)	600	587,970
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	182,788
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	295	251,892
6.63%, 01/15/28 (Call 07/15/27)	320	297,798
6.88%, 03/15/25	505	493,632
7.13%, 03/15/26	625	608,744
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	485	465,770
ORIX Corp.
3.25%, 12/04/24	321	310,988
5.00%, 09/13/27	270	272,406
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(b)	160	148,776
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/23)(b)	255	240,633
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/24)(b)	155	139,224
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(d)	400	321,644
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	741,472
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	200	194,100
3.75%, 06/18/24(d)	200	196,180
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	400	414,264
PRA Group Inc.
7.38%, 09/01/25 (Call 05/30/23)(b)	125	124,454
8.38%, 02/01/28 (Call 02/01/25)(b)	160	160,080
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/23)(b)	140	123,400
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	185	179,160
4.88%, 03/15/27 (Call 09/15/26)	336	319,670
6.63%, 03/15/25 (Call 09/15/24)	375	373,721
REC Ltd.
2.25%, 09/01/26(d)	200	180,954
2.75%, 01/13/27(d)	200	182,252
3.38%, 07/25/24(d)	400	390,088
3.50%, 12/12/24(d)	400	387,788
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(b)	450	400,711
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(d)	200	178,296

Security	Par (000)	Value

Diversified Financial Services (continued)
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(d)	$200	$182,600
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	200	181,864
2.50%, 01/27/27(d)	200	181,960
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	205	179,258
4.20%, 10/29/25 (Call 09/29/25)	205	189,428
State Elite Global Ltd., 6.04%, 10/24/24, (3-mo. LIBOR US + 0.770%)(a)(d)	200	199,770
Stifel Financial Corp., 4.25%, 07/18/24	125	123,008
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(b)	145	147,189
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(d)	200	190,368
SURA Asset Management SA, 4.38%, 04/11/27(d)	150	139,606
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	145	129,420
3.95%, 12/01/27 (Call 09/01/27)	40	35,304
4.25%, 08/15/24 (Call 05/15/24)	619	591,034
4.50%, 07/23/25 (Call 04/24/25)	513	480,245
4.88%, 06/13/25 (Call 05/13/25)	405	382,288
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(b)	320	305,235
5.75%, 06/15/27 (Call 06/15/24)(b)	215	196,839
USAA Capital Corp.
0.50%, 05/01/24(b)	240	229,560
3.38%, 05/01/25(b)	630	610,905
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	126	111,035
1.90%, 04/15/27 (Call 02/15/27)	1,195	1,107,072
2.75%, 09/15/27 (Call 06/15/27)	15	14,319
3.15%, 12/14/25 (Call 09/14/25)	1,372	1,332,596
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27 (Call 04/26/24)(b)	200	190,754
Voya Financial Inc., 3.65%, 06/15/26	115	110,451
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	330	296,568
2.85%, 01/10/25 (Call 12/10/24)	359	343,847
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)(c)	130	105,816
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24 (Call 07/25/24)(d)	200	190,340
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(c)(d)	200	177,398

		97,086,480

Electric — 1.8%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(d)	200	198,002
4.38%, 04/23/25(d)	300	299,127
4.38%, 06/22/26(d)	400	400,560
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	400	360,200
Adani Transmission Ltd., 4.00%, 08/03/26(d)	200	170,992
AES Andes SA., 7.13%, 03/26/79 (Call 07/06/24), (5-year USD Swap + 4.644%)(a)(d)	400	377,348
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	522	472,050
3.30%, 07/15/25 (Call 06/15/25)(b)	545	518,322
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	800	784,888
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(a)	300	239,580

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	$490	$443,058
2.50%, 09/15/24 (Call 08/15/24)	414	398,550
3.65%, 02/15/26 (Call 11/15/25)	95	91,856
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	92	90,001
American Electric Power Co. Inc.
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)	344	277,931
5.75%, 11/01/27 (Call 10/01/27)	510	531,267
Series N, 1.00%, 11/01/25 (Call 10/01/25)	105	95,743
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	97	93,915
Series X, 3.30%, 06/01/27 (Call 03/01/27)	5	4,764
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	25	23,279
3.15%, 05/15/25 (Call 02/15/25)(c)	132	127,216
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	169	163,491
3.20%, 04/15/25 (Call 03/15/25)	504	484,304
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	35	34,220
4.05%, 04/15/25 (Call 03/15/25)	994	983,652
Black Hills Corp.
1.04%, 08/23/24 (Call 05/15/23)	40	37,786
3.15%, 01/15/27 (Call 07/15/26)	100	94,210
3.95%, 01/15/26 (Call 07/15/25)	20	19,388
5.95%, 03/15/28 (Call 02/15/28)	200	207,182
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/24)(b)	485	451,768
5.13%, 03/15/28 (Call 03/15/24)(b)	550	509,564
5.25%, 06/01/26 (Call 06/01/23)(b)	195	189,850
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(d)	200	192,076
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	200	204,950
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	155	145,116
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	305	277,199
2.50%, 09/01/24 (Call 08/01/24)	159	152,990
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)(d)	300	285,678
CGNPC International Ltd.
2.75%, 07/02/24(d)	200	195,130
3.75%, 12/11/27(d)	400	389,292
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	400	390,504
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25), (5-year CMT + 6.065%)(a)(d)(e)	200	192,100
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24), (5-year CMT + 4.782%)(a)(d)(e)	200	196,882
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	200	185,338
2.60%, 12/10/24(d)	200	193,238
3.08%, (Call 12/09/25), (5-year CMT + 5.651%)(a)(d)(e)	200	189,326
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(d)	500	481,190
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 09/14/23)(d)	200	188,812
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/24)(b)	350	332,752

Security	Par (000)	Value

Electric (continued)
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	$15	$14,372
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24), (5-year CMT + 2.041%)(a)(d)(e)	200	192,452
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(d)	200	191,878
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	80	76,297
3.45%, 08/15/27 (Call 05/15/27)	260	249,304
Comision Federal de Electricidad, 4.75%, 02/23/27(c)(d)	400	384,768
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	32	29,047
Series A, 3.20%, 03/15/27 (Call 12/15/26)	185	177,546
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	5	4,722
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	616	591,995
5.60%, 03/01/28 (Call 02/01/28)	210	217,287
Consumers Energy Co., 4.65%, 03/01/28 (Call 01/01/28)	355	360,233
Dominion Energy Inc.
3.07%, 08/15/24(g)	427	415,112
3.90%, 10/01/25 (Call 07/01/25)	255	249,918
5.75%, 10/01/54 (Call 10/01/24), (3-mo. LIBOR US + 3.057%)(a)	10	9,526
Series A, 1.45%, 04/15/26 (Call 03/15/26)	605	550,949
Series A, 3.30%, 03/15/25 (Call 02/15/25)	340	328,661
Series D, 2.85%, 08/15/26 (Call 05/15/26)	145	136,532
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	175	168,159
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(b)	205	201,843
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	10	9,765
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	40	37,596
4.22%, 11/01/24(g)	907	896,125
Series C, 2.53%, 10/01/24(g)	385	370,651
Series F, 1.05%, 06/01/25 (Call 05/01/25)	696	643,160
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	5	4,758
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	481	440,601
2.65%, 09/01/26 (Call 06/01/26)	395	371,367
3.25%, 01/15/82 (Call 10/15/26), (5-year CMT + 2.321%)(a)	254	193,490
4.30%, 03/15/28 (Call 02/15/28)	785	773,775
5.00%, 12/08/25	230	231,548
5.00%, 12/08/27 (Call 11/08/27)	630	642,499
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	430	412,766
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	315	306,057
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(b)	5	4,543
Edison International
3.55%, 11/15/24 (Call 10/15/24)	411	399,689
4.70%, 08/15/25	210	207,551
4.95%, 04/15/25 (Call 03/15/25)	323	321,798
EDP Finance BV
3.63%, 07/15/24(b)	537	525,889
6.30%, 10/11/27(b)	355	374,390
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	700	684,390

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP
0.83%, 06/15/24	$180	$170,516
3.55%, 06/15/26 (Call 03/15/26)	225	214,972
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	394	384,579
Enel Finance America LLC, 7.10%, 10/14/27 (Call 09/14/27)(b)	500	536,865
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	630	562,527
2.65%, 09/10/24(b)	705	680,106
4.25%, 06/15/25(b)	385	377,558
4.63%, 06/15/27 (Call 05/15/27)(b)	550	539,886
6.80%, 10/14/25(b)	280	289,870
Engie Energia Chile SA, 4.50%, 01/29/25(d)	200	192,420
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	95	93,689
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	348	317,160
2.95%, 09/01/26 (Call 06/01/26)	250	236,068
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 05/30/23)	25	23,673
2.40%, 10/01/26 (Call 07/01/26)	290	270,706
3.12%, 09/01/27 (Call 06/01/27)	160	151,274
5.59%, 10/01/24	45	45,412
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(d)	600	587,256
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	638	613,947
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	35	33,051
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	100	96,995
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(b)	290	294,028
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	305	287,627
4.20%, 06/27/24	645	638,157
4.60%, 07/01/27 (Call 06/01/27)	870	870,200
5.45%, 03/01/28 (Call 02/01/28)	265	274,964
Series H, 3.15%, 01/15/25 (Call 10/15/24)	129	125,274
Series L, 2.90%, 10/01/24 (Call 08/01/24)	397	384,653
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	245	223,376
Series U, 1.40%, 08/15/26 (Call 07/15/26)	165	148,541
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	365	342,366
3.40%, 04/15/26 (Call 01/15/26)	661	638,493
3.95%, 06/15/25 (Call 03/15/25)	513	503,197
5.15%, 03/15/28 (Call 02/15/28)	155	158,439
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	137	128,322
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	121	114,330
Series A, 1.60%, 01/15/26 (Call 12/15/25)	150	138,506
Series B, 4.15%, 07/15/27 (Call 04/15/27)	597	580,535
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	185	181,898
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	910	883,282
3.13%, 12/01/25 (Call 06/01/25)	60	58,312
5.05%, 04/01/28 (Call 03/01/28)	165	170,975
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	367	346,187
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	20	19,046
Series A, 2.20%, 09/15/24 (Call 08/15/24)	403	387,444
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	186,426

Security	Par (000)	Value

Electric (continued)
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	$400	$381,188
Iberdrola International BV, 5.81%, 03/15/25	20	20,436
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	485	471,779
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	241	234,428
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	600	594,468
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	50	47,808
4.95%, 09/22/27 (Call 08/22/27)(b)	640	649,651
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(d)	200	189,136
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	100	98,526
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	200	184,804
4.88%, 05/24/26 (Call 02/24/26)(d)	200	192,954
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(d)	200	192,510
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	200	187,782
3.60%, 05/06/25	200	194,802
Korea Electric Power Corp., 1.13%, 06/15/25(d)	600	555,900
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	178,138
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	179,392
Lamar Funding Ltd., 3.96%, 05/07/25(d)	514	493,723
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(d)	400	149,020
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	15	14,600
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(d)	200	195,688
Metropolitan Edison Co., 5.20%, 04/01/28 (Call 03/01/28)(b)	45	45,782
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	10	9,567
3.50%, 10/15/24 (Call 07/15/24)	417	409,915
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(b)	100	95,309
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	200	181,246
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	295	265,382
1.88%, 02/07/25	470	447,868
2.85%, 01/27/25 (Call 10/27/24)	100	96,939
3.05%, 04/25/27 (Call 01/25/27)	30	28,510
3.25%, 11/01/25 (Call 08/01/25)	5	4,833
3.45%, 06/15/25	450	438,836
4.45%, 03/13/26 (Call 02/13/26)	140	140,605
4.80%, 03/15/28 (Call 02/15/28)	345	349,868
5.45%, 10/30/25	480	488,640
Series D, 1.00%, 10/18/24	390	368,772
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	808	734,892
3.55%, 05/01/27 (Call 02/01/27)	570	550,193
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	50	42,141
4.20%, 06/20/24	775	768,118
4.26%, 09/01/24	910	901,137
4.45%, 06/20/25	837	832,581
4.63%, 07/15/27 (Call 06/15/27)	1,055	1,055,928
4.90%, 02/28/28 (Call 01/28/28)	1,240	1,255,661
6.05%, 03/01/25	10	10,166
NextEra Energy Operating Partners LP 3.88%, 10/15/26 (Call 07/15/26)(b)	215	201,100

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 07/15/24 (Call 04/15/24)(b)	$275	$271,128
4.50%, 09/15/27 (Call 06/15/27)(b)	230	216,557
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(b)	206	198,221
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	375	338,280
2.45%, 12/02/27 (Call 10/02/27)(b)	220	191,299
3.75%, 06/15/24 (Call 05/15/24)(b)	390	379,423
5.75%, 01/15/28 (Call 01/15/24)	325	317,073
6.63%, 01/15/27 (Call 07/15/23)	160	160,694
NTPC Ltd.
4.25%, 02/26/26(d)	200	195,658
4.38%, 11/26/24(d)	200	197,226
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	788	716,765
2.75%, 06/01/24 (Call 05/01/24)	137	133,678
2.95%, 04/01/25 (Call 01/01/25)	99	95,955
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	392	365,015
3.15%, 01/01/26	917	864,557
3.30%, 03/15/27 (Call 12/15/26)	30	27,729
3.30%, 12/01/27 (Call 09/01/27)	25	22,681
3.40%, 08/15/24 (Call 05/15/24)	215	209,128
3.45%, 07/01/25	504	481,254
3.50%, 06/15/25 (Call 03/15/25)	451	430,894
4.95%, 06/08/25	395	390,892
5.45%, 06/15/27 (Call 05/15/27)	105	104,203
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/24)(d)	300	260,922
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(d)	600	583,824
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	475	436,349
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	127	121,526
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	67	61,083
2.25%, 09/15/26 (Call 06/15/26)	15	13,958
3.00%, 05/15/25 (Call 02/15/25)	5	4,835
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	245	224,359
2.88%, 06/15/24 (Call 05/15/24)	422	410,872
5.85%, 11/15/27 (Call 10/15/27)	85	89,156
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	287	277,922
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	150	141,524
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	5	4,747
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(d)	250	233,880
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	10	9,418
3.30%, 04/01/25 (Call 03/01/25)	277	268,726
3.40%, 02/01/28 (Call 10/01/27)	5	4,714
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	454	370,514
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	15	14,212
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(d)(e)	400	323,016
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(d)(e)	400	342,668
Southern California Edison Co.
5.30%, 03/01/28 (Call 02/01/28)	45	46,234
5.85%, 11/01/27 (Call 10/01/27)	220	231,433
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	265	240,723

Security	Par (000)	Value

Electric (continued)
Series C, 4.20%, 06/01/25	$337	$332,245
Series D, 4.70%, 06/01/27 (Call 05/01/27)	485	487,643
Series E, 3.70%, 08/01/25 (Call 06/01/25)	509	498,464
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	770	738,322
5.15%, 10/06/25	450	454,878
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(a)	409	351,319
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5-year CMT + 3.733%)(a)	526	492,936
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	335	304,173
4.15%, 12/01/25 (Call 09/01/25)	395	387,906
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	60	56,119
Series N, 1.65%, 03/15/26 (Call 02/15/26)	417	382,431
SP PowerAssets Ltd.
3.00%, 09/26/27(b)(c)	200	190,910
3.25%, 11/24/25(b)	200	194,102
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	600	559,308
State Grid Europe Development 2014 PLC, 3.13%, 04/07/25 (Call 03/07/25)(d)	200	194,162
State Grid Europe Development PLC, 3.25%, 04/07/27 (Call 03/07/27)(d)	600	580,002
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(d)	400	397,488
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	200	184,222
3.50%, 05/04/27(d)	400	390,188
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(d)	200	179,200
2.88%, 05/18/26(d)	600	572,526
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	200	202,648
Tampa Electric Co., 3.88%, 07/12/24	405	398,686
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/30/23)(b)	135	129,420
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(d)	600	554,688
2.30%, 10/16/24 (Call 09/16/24)(d)	200	193,340
3.15%, 06/02/26(d)	400	384,608
TNB Global Ventures Capital Bhd, 3.24%, 10/19/26(d)	200	188,670
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	300	296,064
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(d)	200	195,378
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	125	120,771
UHI Capital Ltd., 3.00%, 06/12/24(d)	200	195,268
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	45	42,750
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	192	185,551
Series A, 3.15%, 01/15/26 (Call 10/15/25)	445	432,780
Series A, 3.50%, 03/15/27 (Call 12/15/26)	250	241,925
Series B, 2.95%, 11/15/26 (Call 08/15/26)	40	37,806
Series B, 3.75%, 05/15/27 (Call 04/15/27)	545	533,855
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,040	1,008,831
3.70%, 01/30/27 (Call 11/30/26)(b)	367	343,127
5.00%, 07/31/27 (Call 07/31/23)(b)	525	499,013
5.13%, 05/13/25(b)	135	131,977
5.50%, 09/01/26 (Call 09/01/23)(b)	415	407,343

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.63%, 02/15/27 (Call 02/15/24)(b)	$530	$516,824
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	3	2,618
4.75%, 01/09/26 (Call 12/09/25)	535	536,771
4.75%, 01/15/28 (Call 12/15/27)	465	467,534
5.00%, 09/27/25 (Call 08/27/25)	250	251,298
5.15%, 10/01/27 (Call 09/01/27)	500	510,910
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	249	238,965
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	375	381,825
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	620	559,649
3.30%, 06/01/25 (Call 12/01/24)	373	362,343
3.35%, 12/01/26 (Call 06/01/26)	25	24,020
Zhejiang Energy International Ltd., 1.74%, 07/20/26(d)	200	181,244

		85,115,445

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	60	53,682
3.15%, 06/01/25 (Call 03/01/25)	168	163,797
Energizer Holdings Inc., 6.50%, 12/31/27 (Call 08/31/24)(b)	125	122,232
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	130	121,744
Johnson Electric Holding, 4.13%, 07/30/24(d)	200	196,906
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	249	239,969
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/23)(b)	590	599,871

		1,498,201

Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	305	295,185
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	298	283,109
4.75%, 03/30/26	25	25,139
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	460	446,770
4.00%, 04/01/25 (Call 01/01/25)	73	70,947
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	227	223,572
6.25%, 03/15/28 (Call 02/15/28)	160	164,104
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	290	277,733
4.75%, 06/15/25 (Call 03/15/25)	142	140,046
6.00%, 01/15/28 (Call 12/15/27)	130	132,296
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	190	181,707
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	600	551,790
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	465	419,086
1.35%, 06/01/25 (Call 05/01/25)	671	631,592
2.30%, 08/15/24 (Call 07/15/24)	505	490,209
2.50%, 11/01/26 (Call 08/01/26)	80	76,161
4.85%, 11/01/24	100	100,570
4.95%, 02/15/28 (Call 01/15/28)	711	737,584
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	65	61,511
3.35%, 03/01/26 (Call 12/01/25)	60	57,952
3.50%, 02/15/28 (Call 11/15/27)	5	4,741

Security	Par (000)	Value

Electronics (continued)
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	$240	$217,788
3.95%, 01/12/28 (Call 10/12/27)	5	4,752
4.25%, 05/15/27 (Call 04/15/27)	342	333,115
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	176	174,536
4.60%, 04/06/27 (Call 01/06/27)	5	4,996
Legrand France SA, 8.50%, 02/15/25	373	397,543
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(b)	160	144,115
Sensata Technologies BV
5.00%, 10/01/25(b)	300	296,472
5.63%, 11/01/24(b)	160	160,187
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 05/09/23)	454	425,321
1.75%, 08/09/26 (Call 07/09/26)	305	267,143
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	335	332,809
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	105	99,284
3.45%, 08/01/24 (Call 05/01/24)	65	63,896
3.70%, 02/15/26 (Call 11/15/25)	85	83,408
4.50%, 02/13/26	200	200,530
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	310	277,112

		8,854,811

Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	200	191,058
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(d)	400	336,688
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	200	177,988
1.88%, 09/17/25 (Call 08/17/25)(d)	600	557,640
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	186	166,546
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(b)	280	238,599
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/24)(d)	376	338,938
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(d)	200	192,592
5.95%, 07/29/26 (Call 07/29/23)(d)	200	188,296
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(d)	200	190,422
Hanwha Energy USA Holdings Corp., 4.13%, 07/05/25(d)	200	195,866
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/24)(d)	250	177,903
SK Battery America Inc., 2.13%, 01/26/26(d)	400	353,396
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)(c)	170	153,988
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(b)	285	272,967
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	300	281,694

		4,014,581

Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	390	381,740
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/24)(b)	375	322,500
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	400	365,520
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(b)(c)	380	355,349

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/24)(b)	$155	$146,007
CCCI Treasure Ltd.
3.43%, (Call 11/21/24), (5-year CMT + 4.998%)(a)(d)(e)	600	580,128
3.65%, (Call 11/21/26), (5-year CMT + 5.117%)(a)(d)(e)	200	188,750
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(d)	400	383,720
4.00%, 07/06/27(d)	200	197,090
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26), (5-year CMT + 5.581%)(a)(d)(e)	400	376,464
China State Construction Finance Cayman III Ltd., 4.00%, (Call 12/03/24), (5-year CMT + 5.410%)(a)(d)(e)	200	195,530
Chongqing International Logistics Hub Park Construction Co. Ltd., 4.30%, 09/26/24(d)	200	182,596
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(d)	400	390,544
Chouzhou International Investment Ltd., 4.00%, 02/18/25(d)	400	385,600
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(d)	200	184,644
Delhi International Airport Ltd., 6.13%, 10/31/26(d)	200	193,440
Dianjian Haiyu Ltd.
3.45%, (Call 09/29/25), (5-year CMT + 6.189%)(a)(d)(e)	400	382,500
4.30%, (Call 06/20/24), (5-year CMT + 5.451%)(a)(d)(e)	200	197,550
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	156	150,994
Henan Water Conservancy Investment Group Co. Ltd., 2.80%, 09/18/25(d)	400	369,068
Hongkong International Qingdao Co. Ltd., 4.00%, 10/08/24(d)	200	193,056
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 05/30/23)(d)	400	376,636
IHS Holding Ltd., 5.63%, 11/29/26 (Call 11/29/23)(d)	400	334,932
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(b)	130	100,525
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(d)	250	235,745
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(d)	200	192,466
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26), (5-year CMT + 5.256%)(a)(d)(e)	200	188,356
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(b)	185	186,917
Sepco Virgin Ltd., 3.55%, (Call 10/25/24), (5-year CMT + 4.946%)(a)(d)(e)	200	194,356
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	22,327
3.63%, 04/28/26 (Call 01/28/26)(b)	350	338,397
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(b)(c)	200	144,860
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(d)	400	386,160
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	177,316
Yongda Investment Ltd., 2.25%, 06/16/25(d)	400	376,604
Zhengzhou Urban Construction Investment Group Co. Ltd., 5.20%, 08/30/25(d)	200	194,790

		9,573,177

Entertainment — 0.3%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	224	201,499
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(c)(f)	565	382,336
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/24)(b)	200	195,940
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/23)(b)	1,325	1,326,829
8.13%, 07/01/27 (Call 07/01/23)(b)(c)	630	642,304

Security	Par (000)	Value

Entertainment (continued)
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(b)	$390	$392,874
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/23)(b)	120	117,071
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)	210	201,142
5.50%, 05/01/25 (Call 05/01/23)(b)	390	388,998
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(b)	275	259,512
5.50%, 04/01/27 (Call 04/01/24)(b)	235	229,611
Cinemark USA Inc.
5.88%, 03/15/26 (Call 03/15/24)(b)	170	162,444
8.75%, 05/01/25 (Call 05/01/23)(b)(c)	112	114,241
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	130	107,549
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/24)(b)	146	147,647
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(b)	295	283,828
6.25%, 01/15/27 (Call 07/15/26)(b)	310	313,965
6.50%, 02/15/25 (Call 08/15/24)(b)	191	193,334
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	200	179,612
4.75%, 10/15/27 (Call 10/15/23)(b)	385	357,114
4.88%, 11/01/24 (Call 05/30/23)(b)	230	227,350
5.63%, 03/15/26 (Call 03/15/24)(b)	115	112,242
6.50%, 05/15/27 (Call 05/15/23)(b)	465	467,864
Magallanes Inc.
3.64%, 03/15/25(b)	797	770,866
3.76%, 03/15/27 (Call 02/15/27)(b)	1,764	1,663,399
3.79%, 03/15/25 (Call 05/09/23)(b)	262	254,001
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	180	171,661
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/15/23)(b)	220	217,752
8.00%, 02/01/26 (Call 02/01/24)(b)	474	424,225
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(b)(c)	175	159,222
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)(c)	160	152,434
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/24)(b)	175	166,472
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(b)	145	136,098
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/23)(b)	235	240,367
SeaWorld Parks & Entertainment Inc., 8.75%, 05/01/25 (Call 05/01/23)(b)(c)	90	91,351
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/30/23)(b)	398	398,032
5.50%, 04/15/27 (Call 04/15/24)(b)(c)	200	190,778
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(b)	142	143,630
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/23)(b)	150	139,496
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	325	309,637
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/30/23)(b)	255	256,811

		12,891,538

Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/23)(b)	225	217,816
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(d)	200	199,078

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/23)(b)	$290	$280,610
4.25%, 06/01/25 (Call 06/01/23)(b)	205	199,436
5.13%, 12/15/26 (Call 12/15/23)(b)	205	201,917
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(b)	190	160,533
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	310	281,883
2.50%, 08/15/24 (Call 07/15/24)	640	620,173
2.90%, 07/01/26 (Call 04/01/26)	15	14,321
3.20%, 03/15/25 (Call 12/15/24)	282	274,312
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/23)(b)	225	224,032
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	75	80,061
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	455	413,322
3.13%, 03/01/25 (Call 12/01/24)	390	380,090
3.15%, 11/15/27 (Call 08/15/27)	45	43,056
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/24)(b)	215	199,961

		3,790,601

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(b)	290	274,093
4.63%, 01/15/27 (Call 01/15/24)(b)	555	537,107
5.88%, 02/15/28 (Call 08/15/23)(b)	300	297,108
6.50%, 02/15/28 (Call 02/15/25)(b)	215	218,502
7.50%, 03/15/26 (Call 03/15/24)(b)	251	259,147
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)(d)	200	197,464
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(d)	250	169,182
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/30/23)	350	330,813
5.25%, 09/15/27 (Call 03/01/24)	230	200,985
Blossom Joy Ltd., 3.10%, (Call 07/21/25), (5-year CMT + 5.799%)(a)(d)(e)	400	380,784
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	242	235,195
3.95%, 03/15/25 (Call 01/15/25)	487	478,643
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(d)	400	386,240
5.15%, 02/12/25 (Call 11/12/24)(d)	200	199,150
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(d)	600	561,012
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	400	348,208
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/30/23)(b)	225	221,076
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	465	400,960
4.30%, 05/01/24 (Call 04/01/24)	378	374,439
4.60%, 11/01/25 (Call 09/01/25)	584	580,070
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	800	765,376
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/23)(b)	40	37,263
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	105	101,307
4.00%, 04/17/25 (Call 02/17/25)	640	632,218
5.24%, 11/18/25 (Call 11/18/23)	15	15,015
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(d)	400	394,260
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	392	364,415

Security	Par (000)	Value

Food (continued)
2.05%, 11/15/24 (Call 10/15/24)	$400	$386,448
2.30%, 08/15/26 (Call 05/15/26)	25	23,784
3.20%, 08/21/25 (Call 05/21/25)	30	29,117
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/23)(b)	135	84,258
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	415	369,292
5.13%, 02/01/28 (Call 01/01/28)(b)	1,000	975,400
JM Smucker Co. (The), 3.50%, 03/15/25	605	590,698
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (Call 10/15/23)(b)	70	70,055
Kellogg Co.
3.25%, 04/01/26	240	231,542
3.40%, 11/15/27 (Call 08/15/27)	140	133,787
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	923	883,929
3.88%, 05/15/27 (Call 02/15/27)	532	519,924
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	335	317,205
3.50%, 02/01/26 (Call 11/01/25)	440	429,251
3.70%, 08/01/27 (Call 05/01/27)	10	9,715
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)	20	18,988
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	140	125,763
2.70%, 04/01/25 (Call 03/01/25)(b)	469	450,943
4.55%, 04/20/28 (Call 03/20/28)(b)	500	504,700
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	425	383,592
3.15%, 08/15/24 (Call 06/15/24)	334	325,570
3.40%, 08/15/27 (Call 05/15/27)	139	132,510
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	465	437,653
1.25%, 09/24/26 (Call 08/24/26)(b)	265	237,228
2.25%, 09/19/24 (Call 08/19/24)(b)	290	279,276
4.25%, 09/15/25(b)	300	296,061
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	486	455,596
2.63%, 03/17/27 (Call 01/17/27)	37	34,660
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/23)(d)	400	389,248
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)	325	295,506
1.00%, 09/15/27 (Call 07/15/27)(b)	445	390,692
1.15%, 01/14/27 (Call 12/14/26)(b)	385	346,084
3.50%, 09/24/25 (Call 07/24/25)(b)	315	308,914
4.00%, 09/12/25 (Call 08/12/25)(b)(c)	520	517,026
4.13%, 10/01/27 (Call 09/01/27)(b)	445	445,209
5.25%, 03/13/26(b)	625	642,537
Series 144A, 5.00%, 03/14/28 (Call 02/14/28)(b)	1,000	1,037,780
Performance Food Group Inc.
5.50%, 10/15/27 (Call 10/15/23)(b)	415	406,750
6.88%, 05/01/25 (Call 05/01/23)(b)(c)	125	125,868
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/23)(b)	47	46,755
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/23)(b)	370	361,098
5.75%, 03/01/27 (Call 03/01/24)(b)	180	178,733
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	400	385,484
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(b)	215	170,777

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	$357	$337,893
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	107	101,964
3.30%, 07/15/26 (Call 04/15/26)	552	533,028
3.75%, 10/01/25 (Call 07/01/25)	85	83,144
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	265	254,209
3.95%, 08/15/24 (Call 05/15/24)	146	143,978
4.00%, 03/01/26 (Call 01/01/26)	822	806,481
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/24)(b)	379	380,588
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	200	174,068
Walmart Inc., 3.90%, 09/09/25	220	218,693
Yili Holding Investment Co., 1.63%, 11/19/25 (Call 10/19/25)(d)	200	183,096

		26,962,580

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(b)	240	238,051
5.00%, 02/01/28 (Call 02/01/24)(b)	450	428,040
6.38%, 05/01/25 (Call 05/01/23)(b)	610	611,672

		1,277,763

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	215	201,053
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	252	245,745
5.50%, 01/17/27	358	359,869
Georgia-Pacific LLC
0.63%, 05/15/24(b)	678	646,121
0.95%, 05/15/26 (Call 04/15/26)(b)	45	40,354
1.75%, 09/30/25 (Call 08/30/25)(b)	454	421,989
2.10%, 04/30/27 (Call 02/28/27)(b)	160	147,078
3.60%, 03/01/25 (Call 12/01/24)(b)	562	549,349
Inversiones CMPC SA
4.38%, 04/04/27(d)	200	194,334
4.75%, 09/15/24 (Call 06/15/24)(d)	200	198,128
Mercer International Inc., 5.50%, 01/15/26 (Call 05/30/23)	146	140,360
Suzano Austria GmbH, 5.75%, 07/14/26(c)(d)	200	201,210

		3,345,590

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	290	282,025
5.63%, 05/20/24 (Call 03/20/24)	249	247,513
5.75%, 05/20/27 (Call 02/20/27)	205	194,674
5.88%, 08/20/26 (Call 05/20/26)	275	265,444
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	735	721,814
4.25%, 07/15/27 (Call 04/15/27)(b)	70	68,064
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	5	4,745
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(d)	200	189,732
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	10	9,261
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	300	283,479
4.63%, 08/05/27 (Call 07/05/27)(b)	400	393,696
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	290	300,832
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	568	524,207

Security	Par (000)	Value

Gas (continued)
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	$334	$326,963
Series A, 2.50%, 11/15/24 (Call 10/15/24)	425	409,194
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(d)	400	362,568
ENN Energy Holdings Ltd., 4.63%, 05/17/27 (Call 04/17/27)(d)	400	396,324
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	375	346,391
Korea Gas Corp.
1.13%, 07/13/26(d)	400	357,376
3.50%, 07/21/25(d)	200	194,542
3.50%, 07/02/26(d)	600	578,064
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	460	458,390
5.50%, 01/15/26 (Call 12/15/25)	145	145,358
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	927	850,828
3.49%, 05/15/27 (Call 02/15/27)	5	4,797
5.25%, 03/30/28 (Call 02/29/28)	45	45,966
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	400	398,880
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(d)	200	189,784
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	400	356,540
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,020	965,971
3.15%, 09/15/24 (Call 06/15/24)	190	186,198
3.20%, 06/15/25 (Call 03/15/25)	65	63,052
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	157	149,218
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	325	313,644
Southwest Gas Corp., 5.45%, 03/23/28 (Call 02/23/28)	65	66,073
Talent Yield International Ltd., 2.00%, 05/06/26 (Call 04/26/26)(d)	200	184,214

		10,835,821

Hand & Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 02/15/26(b)	100	101,416
6.05%, 04/15/28 (Call 03/15/28)(b)	600	605,454
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 05/30/23)	220	210,067
3.40%, 03/01/26 (Call 01/01/26)	200	192,998
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)	335	256,218
6.00%, 03/06/28 (Call 02/06/28)	295	305,670
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/23)(b)(c)	113	90,261

		1,762,084

Health Care - Products — 0.2%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	5	4,440
2.95%, 03/15/25 (Call 12/15/24)	798	779,487
3.75%, 11/30/26 (Call 08/30/26)	180	179,386
3.88%, 09/15/25 (Call 06/15/25)	10	9,909
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	230	216,619
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	1,092	981,566
2.60%, 08/15/26 (Call 05/15/26)	10	9,347
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)	434	411,384

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	$20	$19,542
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	599	575,897
GE Healthcare Holding LLC
5.55%, 11/15/24(b)	440	442,055
5.60%, 11/15/25 (Call 10/15/25)(b)	740	749,553
5.65%, 11/15/27 (Call 10/15/27)(b)	550	567,908
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/24)(b)	45	43,702
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	155	155,532
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	50	45,351
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	554	514,101
3.38%, 05/15/24 (Call 02/15/24)	191	187,528
3.38%, 11/01/25 (Call 08/01/25)	571	552,802
3.50%, 03/15/26 (Call 12/15/25)	312	304,181
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/23)	225	216,533
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 05/09/23)	1,175	1,119,070
4.80%, 11/21/27 (Call 10/21/27)	604	620,670
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	110	108,874
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 05/30/23)	130	123,032
3.05%, 01/15/26 (Call 12/15/25)	457	437,952

		9,376,421

Health Care - Services — 0.7%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	705	688,517
Air Methods Corp., 8.00%, 05/15/25 (Call 05/30/23)(b)	225	14,083
Akumin Inc., 7.00%, 11/01/25 (Call 05/29/23)(b)	200	159,428
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/23)(b)	220	211,207
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)	975	931,817
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(b)	740	683,301
8.00%, 03/15/26 (Call 03/15/24)(b)	825	819,307
8.00%, 12/15/27 (Call 12/15/23)(b)	272	269,772
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	287	263,701
2.76%, 10/01/24 (Call 07/01/24)	628	609,493
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	787	724,197
2.38%, 01/15/25 (Call 12/15/24)	808	777,046
3.35%, 12/01/24 (Call 10/01/24)	458	447,228
3.50%, 08/15/24 (Call 05/15/24)	665	652,784
3.65%, 12/01/27 (Call 09/01/27)	5	4,851
4.90%, 02/08/26 (Call 02/08/24)	675	673,657
5.35%, 10/15/25 (Call 09/15/25)	375	380,183
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	315	297,099
5.75%, 09/15/25 (Call 09/15/23)(c)	138	137,861
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/23)(b)	400	10,388
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	205	202,327
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(b)	105	92,194
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/23)(b)	240	148,188
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/23)(b)	135	115,763

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	$562	$527,667
4.50%, 02/15/27 (Call 08/15/26)	245	240,742
5.25%, 04/15/25	758	759,766
5.25%, 06/15/26 (Call 12/15/25)	711	712,984
5.38%, 02/01/25	1,215	1,215,863
5.38%, 09/01/26 (Call 03/01/26)	509	512,812
5.88%, 02/15/26 (Call 08/15/25)	678	688,550
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	277	255,688
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	551	498,672
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	732	649,108
3.85%, 10/01/24 (Call 07/01/24)	128	125,975
3.95%, 03/15/27 (Call 12/15/26)	30	29,169
4.50%, 04/01/25 (Call 03/01/25)	529	525,747
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	435	427,296
5.00%, 05/15/27 (Call 05/15/23)(b)	425	414,434
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	402	363,235
2.30%, 12/01/24 (Call 11/01/24)	190	181,898
3.25%, 09/01/24 (Call 07/01/24)	351	342,839
3.60%, 02/01/25 (Call 11/01/24)	576	562,020
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/30/23)(b)	235	200,046
6.75%, 04/15/25 (Call 04/15/24)(b)	255	245,318
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(b)(c)	195	186,367
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	365	332,343
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/23)(b)	355	320,625
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	260	251,597
3.50%, 03/30/25 (Call 12/30/24)	365	355,411
Quorum Health Corp., 11.63%, 04/15/23	100	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(b)(c)	50	22,573
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(b)	505	420,170
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)(c)	250	228,608
2.13%, 03/10/25 (Call 02/10/25)(b)	880	842,776
2.31%, 03/10/27 (Call 02/10/27)(b)	760	711,010
2.63%, 05/15/26 (Call 02/15/26)(b)	200	190,882
3.00%, 11/10/25 (Call 08/10/25)(b)	50	48,448
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(b)	325	227,861
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(b)	485	475,208
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 05/30/23)(b)	78	78,000
10.00%, 04/15/27 (Call 04/15/24)(b)(c)	145	148,471
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	222	204,258
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/15/23)(b)(c)	305	159,283
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 05/30/23)	295	292,357
4.63%, 09/01/24 (Call 09/01/23)	232	230,524
4.88%, 01/01/26 (Call 03/01/24)	820	807,331
5.13%, 11/01/27 (Call 11/01/23)	605	587,485

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.25%, 02/01/27 (Call 02/01/24)	$600	$597,552
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/24)(b)	295	264,308
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	560	549,198
0.55%, 05/15/24 (Call 05/09/23)	245	234,423
1.15%, 05/15/26 (Call 04/15/26)	1,012	927,822
1.25%, 01/15/26	228	210,693
2.38%, 08/15/24	550	533,665
2.95%, 10/15/27	5	4,756
3.10%, 03/15/26	167	162,127
3.38%, 04/15/27	45	43,683
3.45%, 01/15/27	98	95,490
3.75%, 07/15/25	1,131	1,115,845
5.00%, 10/15/24	495	497,752
5.15%, 10/15/25	515	525,042
5.25%, 02/15/28 (Call 01/15/28)	370	386,435
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	360	318,247
UPMC, Series D-1, 3.60%, 04/03/25	75	73,221
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/23)(b)	200	36,920

		32,492,988

Holding Companies - Diversified — 0.6%
Amipeace Ltd.
1.50%, 10/22/25(d)	200	185,100
1.75%, 11/09/26(d)	200	182,696
2.50%, 12/05/24(d)	600	579,756
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	417	362,840
2.88%, 06/15/27 (Call 05/15/27)(c)	35	30,590
3.25%, 07/15/25 (Call 06/15/25)	646	598,693
3.88%, 01/15/26 (Call 12/15/25)	580	540,566
4.20%, 06/10/24 (Call 05/10/24)	542	528,678
4.25%, 03/01/25 (Call 01/01/25)	374	357,406
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	190	162,746
2.95%, 03/10/26 (Call 02/10/26)	212	188,631
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	220	195,848
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	300	293,475
Blackstone Private Credit Fund
1.75%, 09/15/24	380	354,574
2.63%, 12/15/26 (Call 11/15/26)	562	477,886
2.70%, 01/15/25 (Call 11/15/24)	372	346,146
3.25%, 03/15/27 (Call 02/15/27)	415	357,610
4.70%, 03/24/25(c)	457	440,434
7.05%, 09/29/25(b)	220	220,444
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	305	257,481
2.75%, 09/16/26 (Call 08/16/26)	345	301,934
3.63%, 01/15/26 (Call 12/15/25)	440	404,567
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	174,314
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	185,606
CITIC Ltd.
2.45%, 02/25/25(d)	400	382,312
2.88%, 02/17/27 (Call 01/17/27)(d)	200	188,472
3.70%, 06/14/26(d)	200	193,624
3.88%, 02/28/27(d)	400	390,672
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	460	419,686

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
1.65%, 10/12/24	$368	$340,919
2.63%, 01/15/27 (Call 12/15/26)	15	12,809
3.25%, 07/15/27 (Call 06/15/27)	355	306,663
3.40%, 01/15/26 (Call 12/15/25)	472	430,214
4.13%, 02/01/25 (Call 01/01/25)(c)	80	75,894
4.25%, 02/14/25 (Call 01/14/25)(b)	140	132,129
4.63%, 07/15/24 (Call 06/15/24)	321	312,083
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(d)	200	182,172
Gaci First Investment Co., 5.00%, 10/13/27 (Call 09/13/27)(d)	600	613,596
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	365	333,873
3.75%, 02/10/25 (Call 01/10/25)(c)	201	192,731
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	240	198,972
2.50%, 08/24/26 (Call 07/24/26)	310	268,135
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(d)	200	191,136
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	600	554,670
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	200	168,048
4.75%, 04/27/27(d)	400	347,524
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24 (Call 10/13/24)(d)	400	371,620
3.75%, 05/29/24(d)	400	380,648
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	400	354,440
4.88%, 11/22/26(d)	400	352,464
5.00%, 11/19/25(d)	400	367,912
5.50%, 01/16/25(d)	600	571,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	435	429,738
5.25%, 05/15/27 (Call 11/15/26)	573	540,726
6.25%, 05/15/26 (Call 05/15/23)	490	482,782
6.38%, 12/15/25 (Call 05/30/23)	300	297,105
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	200	188,498
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	200	196,950
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	247	217,059
5.20%, 05/01/24	220	216,251
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(d)	600	580,050
2.50%, 05/21/26 (Call 04/21/26)(d)	400	377,172
3.00%, 03/28/27 (Call 02/28/27)(d)	200	190,060
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	90	84,395
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	5	4,324
3.50%, 02/25/25 (Call 01/25/25)	340	324,972
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	125	106,416
3.40%, 07/15/26 (Call 06/15/26)	260	232,632
3.75%, 07/22/25 (Call 06/22/25)	342	316,237
4.00%, 03/30/25 (Call 02/28/25)	362	341,543
4.25%, 01/15/26 (Call 12/15/25)	324	301,984
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	15	12,815

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	$60	$51,771
4.70%, 02/08/27 (Call 01/08/27)	213	194,228
7.75%, 09/16/27 (Call 08/16/27)(b)	210	210,882
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	335	282,415
3.75%, 06/17/26 (Call 05/17/26)(b)	45	39,888
4.75%, 12/15/25 (Call 11/15/25)(b)	163	147,991
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	70	59,184
3.71%, 01/22/26 (Call 12/22/25)	180	160,065
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	400	369,444
3.25%, 05/21/24(d)	200	196,880
3.63%, 05/04/27(d)	200	195,088
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	199,466
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(d)	400	357,164
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	40	35,360
3.88%, 11/01/24 (Call 10/01/24)	300	287,874
Stena International SA, 6.13%, 02/01/25 (Call 02/01/24)(b)	160	155,499
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(d)	200	195,774
Xi Yang Overseas Ltd., 4.30%, 06/05/24(d)	400	392,840
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	183,660
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	600	589,956

		26,110,077

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/24)(b)(c)	100	94,024
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 01/15/24)(b)	100	94,691
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/23)	140	130,103
6.75%, 03/15/25 (Call 05/15/23)(c)	100	99,592
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/23)(b)	240	219,895
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/23)	195	196,036
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	465	416,375
1.40%, 10/15/27 (Call 08/15/27)	90	78,550
2.50%, 10/15/24 (Call 09/15/24)	422	406,538
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/23)(b)	190	173,882
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	190	175,666
5.00%, 03/01/28 (Call 03/01/24)(b)	70	63,680
Installed Building Products Inc., 5.75%, 02/01/28 (Call 05/15/23)(b)	120	113,734
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 02/15/24)(b)	99	97,313
10.50%, 02/15/26 (Call 02/15/24)(b)(c)	135	137,442
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	130	133,835
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	370	367,277
4.75%, 11/29/27 (Call 05/29/27)	493	488,292
5.00%, 06/15/27 (Call 12/15/26)	40	39,976
5.25%, 06/01/26 (Call 12/01/25)	110	110,658
5.88%, 11/15/24 (Call 05/15/24)	350	351,768

Security	Par (000)	Value

Home Builders (continued)
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)	$162	$152,450
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/23)(b)	210	195,544
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	130	127,834
6.00%, 06/01/25 (Call 03/01/25)	170	171,760
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/23)(b)	125	116,421
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	65	65,033
5.50%, 03/01/26 (Call 12/01/25)	240	242,359
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/24)	185	169,225
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/24)(b)	90	79,645
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(b)	200	198,456
5.88%, 06/15/27 (Call 03/15/27)(b)	195	194,559
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)	181	179,480
4.88%, 03/15/27 (Call 12/15/26)	309	302,598
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	185	184,876
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	115	110,771

		6,480,338

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	57	56,071
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	205	192,745
3.80%, 11/15/24 (Call 08/15/24)	24	23,479
Panasonic Holdings Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	360	348,721
TCL Technology Investment, 1.88%, 07/14/25(d)	212	196,039
Whirlpool Corp., 3.70%, 05/01/25	127	124,513

		941,568

Household Products & Wares — 0.0%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 05/30/23)	50	47,331
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 01/01/24)	20	18,984
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	40	38,108
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	90	79,667
3.05%, 08/15/25	32	31,103
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	205	190,189
7.00%, 12/31/27 (Call 12/31/23)(b)	200	175,794
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	434	422,972
3.00%, 06/26/27 (Call 03/26/27)(b)	860	811,788
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/23)(c)	182	180,792

		1,996,728

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 05/30/23)(b)	57	56,145
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/23)(b)	285	250,826
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(c)	85	82,073
4.70%, 04/01/26 (Call 01/01/26)	775	740,078
4.88%, 06/01/25 (Call 05/01/25)	210	204,540

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares (continued)
6.38%, 09/15/27 (Call 06/15/27)	$205	$201,669
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 12/15/23)(c)	105	100,833
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	200	194,220

		1,830,384

Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 05/30/23)(b)	380	362,843
10.13%, 08/01/26 (Call 08/01/23)(b)	160	162,622
Aflac Inc., 1.13%, 03/15/26 (Call 02/15/26)	80	73,255
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(d)(e)	400	350,268
3.20%, 03/11/25 (Call 12/11/24)(b)	225	218,738
5.63%, 10/25/27 (Call 09/25/27)(b)	735	767,678
AIG Global Funding
0.65%, 06/17/24(b)	335	318,595
0.90%, 09/22/25(b)	465	420,816
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	295	271,545
6.75%, 10/15/27 (Call 10/15/23)(b)	540	503,966
6.75%, 04/15/28 (Call 04/15/25)(b)	100	99,875
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	310	300,697
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	415	374,031
3.28%, 12/15/26 (Call 09/15/26)	65	62,060
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	41	40,432
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	886	841,248
3.90%, 04/01/26 (Call 01/01/26)	440	430,060
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	380	353,807
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	662	650,097
3.88%, 12/15/25 (Call 09/15/25)	630	616,493
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50 (Call 08/15/25), (3-mo. LIBOR US + 3.593%)(a)(d)	400	384,340
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	365	362,598
AssuredPartners Inc., 7.00%, 08/15/25 (Call 05/30/23)(b)	195	193,054
Athene Global Funding
0.91%, 08/19/24(b)	265	247,234
1.45%, 01/08/26(b)	320	285,322
1.61%, 06/29/26(b)	435	377,371
1.72%, 01/07/25(b)	460	427,699
1.73%, 10/02/26(b)	430	373,902
2.50%, 01/14/25(b)	398	377,439
2.55%, 06/29/25(b)	245	227,803
2.75%, 06/25/24(b)	413	398,433
2.95%, 11/12/26(b)	40	36,189
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,020	929,291
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	5	4,813
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)	1,960	1,868,997
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	519	506,300

Security	Par (000)	Value

Insurance (continued)
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	$344	$309,129
1.75%, 01/13/25(b)	425	398,642
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	386	381,287
China Taiping Insurance Holdings Co. Ltd., 6.40%, (e)	600	620,478
Chubb INA Holdings Inc.
3.15%, 03/15/25	90	87,647
3.35%, 05/03/26 (Call 02/03/26)	320	313,210
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(d)	450	427,613
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26), (3-mo. LIBOR US + 4.918%)(a)(d)	200	197,024
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	30	28,399
3.95%, 05/15/24 (Call 02/15/24)	442	435,264
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	417	413,355
CNO Global Funding
1.65%, 01/06/25(b)	400	374,848
1.75%, 10/07/26(b)	435	393,270
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	587	564,201
3.65%, 04/05/27 (Call 03/05/27)(b)	800	754,504
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(a)(b)	310	283,092
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26), (3-mo. LIBOR US + 3.660%)(a)(b)(e)	1,250	1,189,187
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	200	145,790
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(a)	141	118,083
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	415	391,772
1.00%, 01/09/26(b)	20	18,028
1.10%, 11/12/24(b)	430	405,598
1.30%, 07/12/26(b)	420	373,250
1.40%, 07/07/25(b)	530	487,674
1.70%, 11/12/26(b)	395	352,178
5.45%, 03/03/28(b)	500	508,320
5.50%, 12/02/25(b)	366	366,860
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(b)	100	101,734
F&G Global Funding
0.90%, 09/20/24(b)	545	509,068
1.75%, 06/30/26(b)	555	500,588
2.30%, 04/11/27(b)	360	323,701
5.15%, 07/07/25(b)	35	34,455
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	295	292,038
First American Financial Corp., 4.60%, 11/15/24	35	34,415
FWD Ltd., 5.00%, 09/24/24(d)	200	197,156
GA Global Funding Trust
0.80%, 09/13/24(b)	150	140,189
1.63%, 01/15/26(b)	605	550,629
2.25%, 01/06/27(b)	475	427,813
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)	305	245,272

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	$501	$454,507
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(b)	205	200,090
Guardian Life Global Funding
0.88%, 12/10/25(b)	370	332,556
1.10%, 06/23/25(b)	352	323,502
1.25%, 11/19/27(b)	25	21,508
2.90%, 05/06/24(b)	130	127,062
3.25%, 03/29/27(b)	385	364,599
5.55%, 10/28/27(b)	670	691,949
Guoren Property & Casualty Insurance Co Ltd., 3.35%, 06/01/26 (Call 03/01/26)(d)	200	172,636
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32 (Call 02/04/27), (5-year CMT + 1.850%)(a)(d)	400	355,216
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	20	19,157
Hub International Ltd., 7.00%, 05/01/26 (Call 05/01/23)(b)	640	637,165
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	90	88,780
Jackson National Life Global Funding
2.65%, 06/21/24(b)	482	465,916
3.05%, 04/29/26(b)	5	4,673
3.88%, 06/11/25(b)	485	467,632
5.25%, 04/12/28(b)	150	147,896
5.50%, 01/09/26(b)	485	483,938
Liberty Mutual Group Inc., 4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(b)	210	169,798
Lincoln National Corp.
3.35%, 03/09/25	261	248,383
3.63%, 12/12/26 (Call 09/15/26)	75	68,439
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	214	210,587
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	92	86,996
4.15%, 03/04/26	863	849,252
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	554	544,499
3.50%, 03/10/25 (Call 12/10/24)	428	418,956
MassMutual Global Funding II
1.20%, 07/16/26(b)	60	54,247
2.75%, 06/22/24(b)	350	341,499
2.80%, 03/21/25(b)	395	380,677
2.95%, 01/11/25(b)	490	474,555
4.15%, 08/26/25(b)	228	224,003
4.50%, 04/10/26(b)	200	199,340
5.05%, 12/07/27(b)	480	490,032
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28), (5-year USD ICE Swap + 3.150%)(a)(b)	1,000	983,440
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	30	29,041
Met Tower Global Funding
1.25%, 09/14/26(b)	435	387,807
3.70%, 06/13/25(b)(c)	215	209,505
MetLife Inc., 3.00%, 03/01/25	410	396,942
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	470	442,340
0.95%, 07/02/25(b)	520	479,071
2.80%, 03/21/25(b)	330	317,328
4.05%, 08/25/25(b)	150	146,864
4.40%, 06/30/27(b)	705	696,434
5.00%, 01/06/26(b)	725	728,806
5.05%, 01/06/28(b)(c)	695	705,390

Security	Par (000)	Value

Insurance (continued)
Muang Thai Life Assurance PCL, 3.55%, 01/27/37 (Call 10/27/26)(a)(d)	$200	$176,846
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24), (3-mo. LIBOR US + 2.640%)(a)(b)	200	193,410
New York Life Global Funding
0.60%, 08/27/24(b)	425	401,685
0.85%, 01/15/26(b)	135	122,264
0.95%, 06/24/25(b)	248	229,184
1.15%, 06/09/26(b)	460	413,370
1.45%, 01/14/25(b)	225	212,762
2.00%, 01/22/25(b)	480	457,824
3.15%, 06/06/24(b)	490	480,920
3.25%, 04/07/27(b)	465	445,182
3.60%, 08/05/25(b)	582	566,984
4.70%, 04/02/26(b)	500	501,370
4.85%, 01/09/28(b)	425	431,813
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24), (5-year USD Swap + 3.650%)(a)(b)	2,850	2,795,850
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	166	168,850
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	45	40,663
1.75%, 01/11/27(b)	607	549,529
4.00%, 07/01/25(b)	375	368,655
4.35%, 09/15/27(b)	60	59,849
4.70%, 04/06/26(b)	975	979,290
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	85	81,694
Pacific Life Global Funding II
1.20%, 06/24/25(b)	5	4,594
1.38%, 04/14/26(b)	800	722,608
Phoenix Group Holdings PLC, 4.75%, 09/04/31 (Call 06/04/26), (5-year CMT + 4.276%)(a)(d)	200	182,084
Pricoa Global Funding I
0.80%, 09/01/25(b)	500	455,175
1.15%, 12/06/24(b)	395	371,608
1.20%, 09/01/26(b)	785	705,589
2.40%, 09/23/24(b)	525	507,013
4.20%, 08/28/25(b)	535	523,711
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	45	43,475
Principal Life Global Funding, 1.38%, 01/10/25(b)	435	408,300
Principal Life Global Funding II
0.75%, 08/23/24(b)	45	42,424
0.88%, 01/12/26(b)	410	368,775
1.25%, 06/23/25(b)	360	331,654
1.25%, 08/16/26(b)	395	351,195
1.50%, 11/17/26(b)	455	403,817
2.25%, 11/21/24(b)	380	363,341
3.00%, 04/18/26(b)	455	429,411
Progressive Corp. (The)
2.45%, 01/15/27	5	4,664
2.50%, 03/15/27 (Call 02/15/27)	305	285,187
Protective Life Global Funding
0.78%, 07/05/24(b)	400	379,256
1.17%, 07/15/25(b)	300	274,842
1.30%, 09/20/26(b)	280	249,007
1.62%, 04/15/26(b)	260	235,765
3.22%, 03/28/25(b)	350	336,809
4.71%, 07/06/27(b)	305	301,883
5.21%, 04/14/26(b)	600	602,490

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.37%, 01/06/26(b)	$400	$406,412
Prudential Financial Inc., 5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	390	372,395
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	275	289,790
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25), (5-year CMT + 3.047%)(a)(d)(e)	200	180,946
5.88%, (Call 05/12/25), (5-year CMT + 5.513%)(a)(b)(e)	200	189,092
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	5	4,833
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	600	529,290
2.50%, 10/30/24(b)	155	148,166
2.75%, 05/07/25(b)	25	23,726
2.75%, 01/21/27(b)	110	100,239
RGA Global Funding, 2.00%, 11/30/26(b)	15	13,587
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(b)	50	47,379
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	272	252,623
Security Benefit Global Funding, 1.25%, 05/17/24(b)	45	42,858
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	75	64,553
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27), (3-mo. LIBOR US + 2.993%)(a)(b)	580	546,348
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24), (5-year CMT + 2.864%)(a)(d)(e)	400	361,008
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24), (3-mo. LIBOR US + 2.661%)(a)(b)	270	262,513
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25), (5-year CMT + 4.981%)(a)(d)(e)	200	172,694
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	160	157,038
USI Inc./NY, 6.88%, 05/01/25 (Call 05/30/23)(b)	267	263,988
Vigorous Champion International Ltd., 2.75%, 06/02/25(d)	400	377,108
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	360	352,984
4.65%, 06/15/27 (Call 05/15/27)	632	622,343
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25), (3-mo. LIBOR US + 3.177%)(a)(d)	400	371,428
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	200	170,130
3.50%, 03/08/26 (Call 12/08/25)(d)	400	320,616

		68,765,443

Internet — 0.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	1,115	1,052,616
3.60%, 11/28/24 (Call 08/28/24)	1,110	1,085,347
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	871	803,140
0.80%, 08/15/27 (Call 06/15/27)	110	97,059
2.00%, 08/15/26 (Call 05/15/26)	120	113,272
Amazon.com Inc.
0.45%, 05/12/24	1,218	1,165,821
0.80%, 06/03/25 (Call 05/03/25)	634	590,641
1.00%, 05/12/26 (Call 04/12/26)	1,266	1,155,706
1.20%, 06/03/27 (Call 04/03/27)	485	434,026
2.80%, 08/22/24 (Call 06/22/24)	571	558,980
3.00%, 04/13/25	816	797,844
3.15%, 08/22/27 (Call 05/22/27)	1,310	1,262,159

Security	Par (000)	Value

Internet (continued)
3.30%, 04/13/27 (Call 03/13/27)	$848	$823,781
3.80%, 12/05/24 (Call 09/05/24)	460	456,067
4.55%, 12/01/27 (Call 11/01/27)	870	885,703
4.60%, 12/01/25	720	727,092
4.70%, 11/29/24	680	683,393
5.20%, 12/03/25 (Call 09/03/25)	420	429,551
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	200	178,200
1.72%, 04/09/26 (Call 03/09/26)	215	195,392
3.08%, 04/07/25 (Call 03/07/25)(c)	435	418,927
3.63%, 07/06/27	40	38,250
4.13%, 06/30/25	285	279,155
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	9,774
3.65%, 03/15/25 (Call 12/15/24)	405	397,617
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(b)	200	167,214
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	195	182,140
7.00%, 06/15/27 (Call 06/15/24)(b)	195	193,666
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	507	462,293
1.90%, 03/11/25 (Call 02/11/25)	560	529,861
3.45%, 08/01/24 (Call 05/01/24)	271	265,656
3.60%, 06/05/27 (Call 03/05/27)	89	85,844
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	420	396,329
4.63%, 08/01/27 (Call 05/01/27)	224	220,006
5.00%, 02/15/26 (Call 11/15/25)	165	165,188
6.25%, 05/01/25 (Call 02/01/25)(b)	616	623,312
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(b)	425	420,363
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/24)(b)	130	130,105
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/23)(b)	250	240,380
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(b)	200	145,960
JD.com Inc., 3.88%, 04/29/26	255	247,516
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/23)(b)	175	165,112
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(c)(d)	400	367,656
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)	1,265	1,228,277
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	320	216,333
NAVER Corp., 1.50%, 03/29/26(d)	400	362,156
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	205	199,129
4.38%, 11/15/26	410	407,442
5.88%, 02/15/25	330	334,877
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(b)	150	130,469
6.00%, 02/15/28 (Call 02/15/24)(b)	50	37,207
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(b)	380	382,983
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/23)(b)	330	141,494
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(d)	400	365,428
4.85%, 07/06/27 (Call 04/06/27)(d)	200	193,156
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(e)	325	208,569
10.25%, 11/30/24 (Call 11/28/23)(b)	285	279,103

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(d)	$600	$553,644
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	200	192,994
3.60%, 01/19/28 (Call 10/19/27)(d)	600	570,318
3.80%, 02/11/25(c)(d)	400	392,656
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	235	214,611
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(b)	195	196,275
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(b)	200	201,822
7.50%, 05/15/25 (Call 05/15/23)(b)	394	399,930
7.50%, 09/15/27 (Call 09/15/23)(b)	470	484,908
8.00%, 11/01/26 (Call 11/01/23)(b)	600	615,324
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/23)	65	63,848
5.25%, 04/01/25 (Call 01/01/25)	365	366,183
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	542	528,488

		28,915,738

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(d)	200	196,010
5.95%, 07/31/24(d)	400	398,940
Allegheny Ludlum LLC, 6.95%, 12/15/25	65	65,884
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/23)	150	146,684
ArcelorMittal SA
4.55%, 03/11/26	317	312,023
6.55%, 11/29/27 (Call 10/29/27)	502	524,023
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/23)(b)	245	236,670
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(c)	220	216,467
6.75%, 03/15/26 (Call 03/15/24)(b)	330	335,593
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(d)	600	567,528
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	197,352
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/23)(b)	139	132,689
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	250	254,060
8.13%, 05/01/27 (Call 05/01/23)(b)	295	297,676
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	291	274,203
3.95%, 05/23/25	400	394,944
4.30%, 05/23/27 (Call 04/23/27)	345	343,161
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	385,656
POSCO
2.50%, 01/17/25(c)(d)	200	191,802
2.75%, 07/15/24(d)	200	194,626
4.38%, 08/04/25(d)	400	394,232
4.50%, 08/04/27(d)	204	201,954
5.75%, 01/17/28(d)	385	400,485
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	277	254,408
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	200	196,998
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	405	383,486
2.80%, 12/15/24 (Call 11/15/24)	350	335,520
5.00%, 12/15/26 (Call 12/15/23)	5	4,988
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	90	68,509

Security	Par (000)	Value

Iron & Steel (continued)
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(d)	$200	$193,254
Vale Overseas Ltd., 6.25%, 08/10/26	506	523,948

		8,623,773

Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24 (Call 05/30/23)	381	358,411
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)	1,340	1,102,673
6.65%, 01/15/28	80	61,707
7.63%, 03/01/26 (Call 03/01/24)(b)(c)	560	513,828
9.88%, 08/01/27 (Call 02/01/24)(b)	350	359,152
10.50%, 02/01/26 (Call 08/01/23)(b)	320	334,125
Carnival PLC, 7.88%, 06/01/27(c)	80	79,271
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/30/23)(b)	170	134,302
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	90	81,397
3.35%, 06/08/25 (Call 05/08/25)(b)	647	617,361
Series 144A, 6.50%, 03/10/28 (Call 02/10/28)(b)	100	101,230
King Power Capital Ltd., 5.63%, 11/03/24(d)	200	202,012
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(b)	362	354,181
8.00%, 04/15/26 (Call 02/01/24)(b)	207	205,744
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(b)	100	100,032
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(b)(c)	145	137,205
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(b)	225	211,588
5.88%, 03/15/26 (Call 12/15/25)(b)	557	478,959
5.88%, 02/15/27 (Call 02/15/24)(b)	385	363,328
8.38%, 02/01/28 (Call 02/01/25)(b)	245	247,063
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	215	174,410
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	50	40,571
4.25%, 07/01/26 (Call 01/01/26)(b)	270	241,672
5.38%, 07/15/27 (Call 10/15/26)(b)	380	337,679
5.50%, 08/31/26 (Call 02/28/26)(b)	405	371,579
5.50%, 04/01/28 (Call 09/29/27)(b)	600	529,146
7.50%, 10/15/27	130	123,070
11.50%, 06/01/25 (Call 06/01/23)(b)	566	600,469
11.63%, 08/15/27 (Call 08/15/24)(b)	510	542,665
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	200	191,436
2.95%, 03/01/27(d)	400	380,488
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(b)	330	283,054
6.25%, 05/15/25 (Call 05/15/23)(b)	93	88,430
13.00%, 05/15/25 (Call 05/15/23)(b)	280	294,820
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(b)	275	244,931

		10,487,989

Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/23)	400	385,664
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	400	256,524
5.95%, 10/19/25 (Call 10/19/23)(d)	400	294,272
6.85%, 07/02/24 (Call 07/02/23)(d)	200	174,398
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)(c)	175	161,000

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	$230	$207,205
Gohl Capital Ltd., 4.25%, 01/24/27(d)	800	753,816
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/23)(b)	205	204,840
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	265	261,733
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 05/30/23)	185	175,920
4.85%, 03/15/26 (Call 12/15/25)	217	216,675
5.38%, 04/23/25 (Call 03/23/25)	344	345,121
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	207	195,629
3.20%, 08/08/24 (Call 07/08/24)	685	662,751
3.50%, 08/18/26 (Call 06/18/26)	405	380,303
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	131	128,000
3.75%, 10/01/25 (Call 07/01/25)	102	98,744
5.00%, 10/15/27 (Call 09/15/27)	210	212,060
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	481	487,282
Series R, 3.13%, 06/15/26 (Call 03/15/26)	50	47,584
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/23)	20	17,966
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(d)	390	368,569
5.25%, 04/26/26 (Call 04/26/24)(d)	200	185,176
5.63%, 07/17/27 (Call 07/17/23)(d)	255	228,261
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	300	271,977
5.25%, 06/18/25 (Call 05/09/23)(b)	200	191,028
5.38%, 05/15/24 (Call 05/15/23)(b)	285	280,064
5.88%, 05/15/26 (Call 05/15/23)(b)	310	295,842
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	175	167,188
5.50%, 04/15/27 (Call 01/15/27)	275	268,818
5.75%, 06/15/25 (Call 03/15/25)	280	279,017
6.75%, 05/01/25 (Call 05/01/23)	290	292,578
Minor International PCL, 2.70%, (Call 04/19/26), (5-year CMT + 7.918%)(a)(d)(e)	200	176,470
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	300	261,702
4.30%, 01/08/26 (Call 12/08/25)	320	301,987
5.63%, 08/08/25 (Call 06/08/25)	681	666,760
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/24)(b)	300	275,742
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	150	142,367
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/23)(b)	210	194,504
6.50%, 01/15/28 (Call 07/15/23)(b)	200	172,714
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/30/23)(b)	120	116,608
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	170	167,734
6.60%, 10/01/25 (Call 07/01/25)	158	158,414
6.63%, 07/31/26 (Call 04/30/26)(b)	280	279,524
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)	353	339,184
5.50%, 03/01/25 (Call 12/01/24)(b)	712	702,516
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/09/23)(b)(c)	260	251,332
5.50%, 01/15/26 (Call 06/15/23)(b)	405	375,937

Security	Par (000)	Value

Lodging (continued)
5.50%, 10/01/27 (Call 10/01/23)(b)	$300	$267,453

		13,346,953

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	329	314,297
0.80%, 11/13/25	699	638,732
0.90%, 03/02/26	10	9,123
1.15%, 09/14/26	325	293,936
1.45%, 05/15/25	262	246,759
1.70%, 01/08/27	450	413,820
2.15%, 11/08/24	632	609,690
2.40%, 08/09/26	10	9,441
2.85%, 05/17/24	333	326,064
3.25%, 12/01/24	105	102,855
3.30%, 06/09/24	465	458,062
3.40%, 05/13/25	55	53,940
3.60%, 08/12/27	735	720,072
3.65%, 08/12/25	600	590,406
4.80%, 01/06/26	625	634,837
4.90%, 01/17/25	690	694,285
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	742	734,268
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	345	309,827
1.88%, 01/15/26 (Call 12/15/25)	140	129,763
3.95%, 05/23/25	209	204,199
4.55%, 04/10/28 (Call 03/10/28)	185	183,030
5.45%, 10/14/25	531	537,351
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	30	28,816
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	232	224,933
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	55	52,878
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/24), (13.75% PIK)(b)(f)	190	172,915
John Deere Capital Corp.
0.45%, 06/07/24	444	424,118
0.63%, 09/10/24	220	208,586
0.70%, 01/15/26	791	720,514
1.05%, 06/17/26	640	583,571
1.25%, 01/10/25	682	646,495
1.30%, 10/13/26	315	285,651
1.70%, 01/11/27	15	13,730
2.05%, 01/09/25	543	522,323
2.13%, 03/07/25	275	263,678
2.35%, 03/08/27	455	424,879
2.65%, 06/24/24	352	344,059
3.35%, 06/12/24	165	162,426
3.40%, 06/06/25	250	245,168
3.45%, 03/13/25	332	326,173
4.05%, 09/08/25	305	303,048
4.15%, 09/15/27	380	379,932
4.55%, 10/11/24	155	155,267
4.75%, 01/20/28	465	475,797
4.80%, 01/09/26	275	279,227
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/23)(b)	90	80,842
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/24)(b)(c)	135	134,048
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 05/30/23)(b)	124	123,286
Otis Worldwide Corp. 2.06%, 04/05/25 (Call 03/05/25)	829	784,657

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.29%, 04/05/27 (Call 02/05/27)	$55	$50,507
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	102	98,970
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(d)	200	187,112
2.65%, 11/21/24 (Call 08/21/24)(d)	200	190,316
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/23)(b)	260	233,124
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	610	570,149
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	335	302,723
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	396	377,546
3.45%, 11/15/26 (Call 08/15/26)	346	329,503

		18,921,724

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	363	346,385
2.25%, 09/19/26 (Call 06/19/26)	42	39,256
2.65%, 04/15/25 (Call 03/15/25)	478	460,390
2.88%, 10/15/27 (Call 07/15/27)(c)	345	324,221
3.00%, 08/07/25	122	118,317
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/23)(b)	155	152,456
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	239	232,846
3.75%, 12/01/27 (Call 09/01/27)	200	191,522
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	50	47,708
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	150	147,431
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/30/23)(b)	217	197,563
12.25%, 11/15/26 (Call 11/15/23)(b)	310	277,072
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(b)	220	218,051
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	335	322,555
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	145	141,292
5.75%, 06/15/25 (Call 06/15/23)	170	169,754
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	119	113,777
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	549	534,215
3.25%, 03/01/27 (Call 12/01/26)	5	4,777
3.30%, 11/21/24 (Call 08/21/24)	171	166,696
3.65%, 06/15/24	845	832,300
4.25%, 09/15/27 (Call 08/15/27)	560	553,683
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	915	839,988
2.35%, 10/15/26(b)	545	511,286
3.25%, 05/27/25(b)	855	833,505
3.40%, 03/16/27(b)	500	484,040
6.13%, 08/17/26(b)	700	740,810
Sunny Optical Technology Group Co. Ltd., 5.95%, 07/17/26(d)	200	204,206
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	150	137,309
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	47,874
3.88%, 03/01/25 (Call 12/01/24)	208	203,476

Security	Par (000)	Value

Manufacturing (continued)
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	$175	$170,754

		9,765,515

Media — 0.8%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(b)	485	392,792
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/23)	345	319,822
5.00%, 04/01/24 (Call 05/30/23)	100	98,579
Audacy Capital Corp., 6.50%, 05/01/27 (Call 05/01/23)(b)	190	14,094
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/24)(b)	120	77,188
Belo Corp.
7.25%, 09/15/27	105	99,055
7.75%, 06/01/27	88	84,293
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/24)(b)	20	17,319
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/23)(b)	960	889,594
5.13%, 05/01/27 (Call 05/01/23)(b)	1,260	1,191,506
5.50%, 05/01/26 (Call 05/01/23)(b)	303	297,364
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/30/23)(b)	225	225,301
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	20	18,594
4.20%, 03/15/28 (Call 12/15/27)	500	473,770
4.91%, 07/23/25 (Call 04/23/25)	2,207	2,185,062
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	664	620,030
3.15%, 03/01/26 (Call 12/01/25)	1,028	998,908
3.15%, 02/15/28 (Call 11/15/27)	745	710,164
3.30%, 02/01/27 (Call 11/01/26)	901	870,033
3.30%, 04/01/27 (Call 02/01/27)	235	226,549
3.38%, 02/15/25 (Call 11/15/24)	453	444,737
3.38%, 08/15/25 (Call 05/15/25)	790	771,901
3.95%, 10/15/25 (Call 08/15/25)	1,362	1,345,901
5.25%, 11/07/25	195	198,968
5.35%, 11/15/27 (Call 10/15/27)	587	610,597
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	538	524,012
3.35%, 09/15/26 (Call 06/15/26)(b)	605	576,874
3.50%, 08/15/27 (Call 05/15/27)(b)	52	49,387
3.85%, 02/01/25 (Call 11/01/24)(b)	189	184,570
CSC Holdings LLC
5.25%, 06/01/24	298	290,624
5.38%, 02/01/28 (Call 02/01/24)(b)	400	328,028
5.50%, 04/15/27 (Call 04/15/24)(b)	515	440,454
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(b)(c)	150	113,730
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	1,415	1,241,790
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	174	168,082
3.90%, 11/15/24 (Call 08/15/24)	332	322,890
3.95%, 06/15/25 (Call 05/15/25)	262	254,418
3.95%, 03/20/28 (Call 12/20/27)	390	365,414
4.90%, 03/11/26 (Call 12/11/25)	215	214,847
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	1,070	816,688
5.88%, 11/15/24	760	629,789
7.75%, 07/01/26	780	450,356
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(b)	1,340	1,267,131

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	$345	$322,882
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	314	302,753
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)(c)	146	122,836
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/23)(b)	270	229,468
7.00%, 05/15/27 (Call 05/15/23)(b)	305	246,928
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(b)	200	155,616
5.25%, 08/15/27 (Call 08/15/23)(b)	300	237,024
6.38%, 05/01/26 (Call 05/01/23)	310	266,808
8.38%, 05/01/27 (Call 05/01/23)(c)	430	281,581
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/23)(b)	475	452,599
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/23)(b)	155	143,482
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/23)(b)	675	634,000
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	92	84,533
3.38%, 02/15/28 (Call 12/15/27)	5	4,577
4.00%, 01/15/26 (Call 10/15/25)	462	447,521
4.75%, 05/15/25 (Call 04/15/25)	433	428,796
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(a)	245	189,184
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(a)	405	346,923
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(b)	365	285,671
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(b)	180	129,994
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 08/15/23)(b)	125	107,650
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	393	351,303
5.00%, 08/01/27 (Call 08/01/23)(b)	610	561,194
Sky Ltd., 3.75%, 09/16/24(b)	355	348,131
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)	130	85,546
TCI Communications Inc., 7.88%, 02/15/26	35	37,963
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/24)(b)	235	224,514
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/23)(b)	400	372,856
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/24)(b)	230	214,206
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	455	423,792
2.95%, 06/15/27(c)	170	162,146
3.00%, 02/13/26	180	174,289
3.15%, 09/17/25	127	123,339
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/09/23)(b)	580	571,172
6.63%, 06/01/27 (Call 06/01/23)(b)	605	582,500
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(b)	200	179,012
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	305	277,218
Videotron Ltd.
5.13%, 04/15/27 (Call 04/15/24)(b)	255	245,912
5.38%, 06/15/24 (Call 03/15/24)(b)	225	224,505
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	991	953,471
1.75%, 01/13/26	792	744,116

Security	Par (000)	Value

Media (continued)
2.20%, 01/13/28(c)	$485	$445,681
3.35%, 03/24/25	1,053	1,035,173
3.38%, 11/15/26 (Call 08/15/26)	65	63,216
3.70%, 09/15/24 (Call 06/15/24)	469	462,917
3.70%, 10/15/25 (Call 07/15/25)	15	14,756
3.70%, 03/23/27	375	368,666
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/24)(b)	250	237,180

		36,326,805

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/23)(b)	140	133,565
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	200	191,228
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/24)(c)	150	119,112
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	333	325,411
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	25	24,464

		793,780

Mining — 0.3%
Anglo American Capital PLC
3.63%, 09/11/24(b)	115	112,295
4.50%, 03/15/28 (Call 12/15/27)(b)	500	481,430
4.75%, 04/10/27(b)	200	196,980
4.88%, 05/14/25(b)	235	233,501
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(b)	283	282,822
6.13%, 02/15/28 (Call 02/15/24)(b)	100	98,674
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	280	284,500
4.88%, 02/27/26	280	283,167
6.42%, 03/01/26	20	20,937
Chalco Hong Kong Investment Co. Ltd.
1.55%, 07/28/24 (Call 06/28/24)(d)	300	287,295
2.10%, 07/28/26 (Call 06/28/26)(d)	300	275,163
China Hongqiao Group Ltd., 6.25%, 06/08/24(d)	400	388,708
Chinalco Capital Holding Co., 2.95%, 02/24/27 (Call 01/24/27)(d)	200	188,914
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	600	552,726
4.10%, (Call 09/11/24), (5-year CMT + 5.788%)(a)(d)(e)	200	196,404
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(d)	200	174,160
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	110	110,000
6.75%, 12/01/27 (Call 12/01/23)(b)	215	207,359
Constellium SE, 5.88%, 02/15/26 (Call 05/29/23)(b)	150	149,316
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(d)	600	573,678
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(d)	200	173,366
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 12/31/25 (Call 07/31/23)(b)	200	202,352
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 03/01/24)(d)	400	392,072
6.88%, 10/15/27 (Call 10/15/23)(d)	600	583,344
7.50%, 04/01/25 (Call 05/08/23)(d)	450	448,677
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(b)	245	232,760
5.13%, 05/15/24 (Call 02/15/24)(b)	280	278,295

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(d)	$400	$395,032
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	585	577,857
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	720	664,020
1.63%, 04/27/26 (Call 03/27/26)(b)	190	172,725
3.88%, 10/27/27 (Call 07/27/27)(b)	10	9,527
4.00%, 04/16/25(b)	23	22,470
4.00%, 03/27/27 (Call 12/27/26)(b)	545	526,617
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(d)	200	199,148
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	200	200,258
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 05/29/23)(d)	400	372,488
Indonesia Asahan Aluminium Persero PT, 4.75%, 05/15/25 (Call 04/15/25)(d)	400	396,288
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/23)(b)	115	115,669
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/24)(b)	200	176,500
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	60	59,324
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24), (5-year CMT + 5.209%)(a)(d)(e)	300	291,720
4.20%, 07/27/26(d)	200	196,520
4.75%, 07/30/25(d)	400	398,188
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	174	167,468
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	10	8,899
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(d)	400	378,572
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(b)	325	297,576
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(b)(c)	200	194,210
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	400	360,136
Southern Copper Corp., 3.88%, 04/23/25	420	408,815
Stillwater Mining Co., 4.00%, 11/16/26 (Call 11/16/23)(d)	200	179,580
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(b)(c)	180	166,261
Vedanta Resources Finance II PLC, 8.95%, 03/11/25 (Call 09/11/24)(d)	800	572,080
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/09/23)(d)	600	385,182

		15,302,025

Multi-National — 0.2%
Arab Petroleum Investments Corp., 1.46%, 06/30/25(d)	200	185,978
Asian Development Bank, 4.25%, 01/09/26	150	151,442
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	110	109,644
4.00%, 01/18/28	40	40,326
Black Sea Trade & Development Bank, 3.50%, 06/25/24(d)	200	186,760
Corp. Andina de Fomento
1.63%, 09/23/25(c)	72	67,044
2.25%, 02/08/27	235	216,273
European Investment Bank, 3.88%, 03/15/28	3,500	3,538,115
Inter-American Investment Corp., 2.63%, 04/22/25(c)	310	300,064
International Bank for Reconstruction & Development, 2.75%, 02/08/25	20	19,435
International Development Association
0.38%, 09/23/25(b)	5	4,594
0.88%, 04/28/26(b)	10	9,138
Isdb Trust Services No. 2 Sarl, 4.60%, 03/14/28	2,500	2,570,400

Security	Par (000)	Value

Multi-National (continued)
New Development Bank (The)
0.63%, 09/29/25(d)	$500	$451,885
1.13%, 04/27/26(d)	500	446,780

		8,297,878

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	446	405,659
4.13%, 05/01/25 (Call 05/01/23)	412	402,606
5.50%, 12/01/24 (Call 06/01/24)	407	406,219
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(b)	170	130,900
Xerox Corp., 3.80%, 05/15/24	90	87,965
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	320	304,973

		1,738,322

Oil & Gas — 1.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/24)(b)	320	312,045
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)	260	251,917
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	98	102,934
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/24)(b)(c)	190	195,706
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/24)(b)	175	166,250
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	200	196,084
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	365	349,509
3.12%, 05/04/26 (Call 02/04/26)	287	278,958
3.41%, 02/11/26 (Call 12/11/25)	472	462,555
3.54%, 04/06/27 (Call 02/06/27)	245	239,225
3.59%, 04/14/27 (Call 01/14/27)	295	288,289
3.80%, 09/21/25 (Call 07/21/25)	382	377,328
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	640	619,699
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	193,040
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(b)	255	257,596
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/23)(c)	140	135,012
8.25%, 07/15/25 (Call 07/15/23)	80	79,776
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)	150	144,822
9.25%, 07/15/24 (Call 07/15/23)(b)	81	81,267
11.00%, 04/15/25 (Call 04/15/24)(b)	225	231,264
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	516	485,602
3.85%, 06/01/27 (Call 03/01/27)	502	482,553
3.90%, 02/01/25 (Call 11/01/24)	192	187,916
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	60	58,614
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 04/01/24)(b)(c)	150	148,243
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/24)(b)	195	192,490
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,544	1,459,852
2.00%, 05/11/27 (Call 03/11/27)	370	343,308
2.95%, 05/16/26 (Call 02/16/26)	240	232,908
3.33%, 11/17/25 (Call 08/17/25)	320	313,690
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	724	666,681
1.02%, 08/12/27 (Call 06/12/27)	135	119,744

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 11/15/24 (Call 08/15/24)	$338	$335,904
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	172	162,456
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	780,632
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/24)(b)	160	159,101
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	115	116,241
ConocoPhillips Co.
2.40%, 03/07/25 (Call 05/09/23)	537	515,848
3.35%, 11/15/24 (Call 08/15/24)	216	211,693
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	352	315,832
3.80%, 06/01/24 (Call 03/01/24)	590	578,784
4.38%, 01/15/28 (Call 10/15/27)	410	389,836
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/24)(d)	200	200,420
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	22	21,166
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(b)	120	119,708
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/23)(b)	465	459,243
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(b)	250	241,912
5.75%, 02/15/28 (Call 02/15/24)(b)	160	142,826
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)	391	392,110
5.25%, 10/15/27 (Call 10/15/23)	75	75,031
5.85%, 12/15/25 (Call 09/15/25)	295	300,233
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	351	336,830
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(b)	230	224,464
Ecopetrol SA
4.13%, 01/16/25	415	398,010
5.38%, 06/26/26 (Call 03/26/26)	700	662,872
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(d)	400	377,764
4.38%, 10/30/24(d)	284	275,977
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(b)	395	393,167
Energean Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(b)	300	276,585
5.38%, 03/30/28 (Call 09/30/27)(b)	250	223,002
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/24)(b)	105	108,808
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(b)	120	113,700
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	226	219,713
4.15%, 01/15/26 (Call 10/15/25)	40	39,719
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)(c)	239	222,043
3.90%, 10/01/27 (Call 07/01/27)	505	477,599
5.68%, 10/01/25 (Call 10/04/23)	75	74,732
6.13%, 02/01/25 (Call 01/01/25)	460	462,213
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	457	427,149
2.88%, 04/06/25 (Call 03/06/25)	1,174	1,138,475
3.00%, 04/06/27 (Call 02/06/27)	50	47,705
3.25%, 11/10/24	250	245,865
Exxon Mobil Corp. 2.02%, 08/16/24 (Call 07/16/24)	592	573,435

Security	Par (000)	Value

Oil & Gas (continued)
2.28%, 08/16/26 (Call 06/16/26)	$237	$224,631
2.71%, 03/06/25 (Call 12/06/24)	750	728,250
2.99%, 03/19/25 (Call 02/19/25)	1,190	1,159,060
3.04%, 03/01/26 (Call 12/01/25)	1,332	1,296,249
3.29%, 03/19/27 (Call 01/19/27)	376	368,190
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	200	166,400
GS Caltex Corp.
3.00%, 06/04/24(d)	200	195,192
4.50%, 01/05/26	200	196,168
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(c)	215	216,077
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	225	204,889
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	555	544,266
4.30%, 04/01/27 (Call 01/01/27)	312	306,200
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)	388	393,292
HighPeak Energy Inc., 10.63%, 11/15/24 (Call 11/15/23)(b)	20	19,670
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	191,092
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	280	268,002
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	265	254,850
KazMunayGas National Co. JSC, 4.75%, 04/19/27(d)	400	380,652
Korea National Oil Corp., 2.63%, 04/14/26(c)(d)	400	376,208
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/30/23)(d)	200	178,140
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/24)	175	176,008
10.13%, 01/15/28 (Call 01/15/24)	125	125,339
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	275	267,374
6.50%, 06/30/27 (Call 12/30/26)(b)	200	189,858
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(b)	300	273,402
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(b)	170	165,109
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	487	475,580
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	538	527,149
4.70%, 05/01/25 (Call 04/01/25)	836	831,001
5.13%, 12/15/26 (Call 09/15/26)	75	75,985
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/23)	275	270,278
6.88%, 04/15/28 (Call 04/15/25)(b)	50	50,374
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(d)	200	182,656
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(d)	200	192,448
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/24)(b)	220	225,430
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(b)	270	253,371
10.50%, 05/15/27 (Call 05/15/23)(b)	190	185,092
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/23)	114	113,218
5.88%, 12/01/27 (Call 12/01/23)	215	211,167
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	225	218,965
7.38%, 05/15/27 (Call 05/15/24)(b)	275	266,761
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/23)(b)	240	226,344
7.50%, 01/15/28 (Call 01/15/24)(b)	150	136,830
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/26(d)(h)(i)	200	43,018

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(b)	$325	$321,162
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	300	297,000
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	155	154,399
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	230	223,447
3.00%, 02/15/27 (Call 11/15/26)	95	86,949
3.20%, 08/15/26 (Call 06/15/26)	40	37,321
3.40%, 04/15/26 (Call 01/15/26)	110	104,317
5.50%, 12/01/25 (Call 09/01/25)	190	190,553
5.55%, 03/15/26 (Call 12/15/25)	340	342,819
5.88%, 09/01/25 (Call 06/01/25)	245	248,349
6.95%, 07/01/24	106	107,855
8.50%, 07/15/27 (Call 01/15/27)	215	236,706
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(d)	400	409,932
7.63%, 11/07/24(d)	415	421,901
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	191,746
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	600	571,842
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	355	356,260
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/23)(b)	225	219,503
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	200	179,514
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	10	9,208
7.25%, 06/15/25 (Call 06/15/23)	280	278,989
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/23)	290	282,132
6.13%, 09/15/24 (Call 05/30/23)	83	82,651
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(b)	185	198,479
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 05/30/23)(b)	130	124,210
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(d)	400	364,336
Petrobras Global Finance BV
5.30%, 01/27/25	300	298,278
6.00%, 01/27/28	400	399,860
7.38%, 01/17/27(c)	525	547,633
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	300	211,476
Petroleos Mexicanos
4.25%, 01/15/25(c)	200	190,432
4.50%, 01/23/26	450	410,017
5.35%, 02/12/28	500	415,340
6.49%, 01/23/27 (Call 11/23/26)	670	600,715
6.50%, 03/13/27	1,770	1,589,478
6.88%, 10/16/25 (Call 09/16/25)	350	344,648
6.88%, 08/04/26	950	897,807
Petron Corp., 5.95%, (Call 04/19/26), (5-year CMT + 7.574%)(a)(d)(e)	200	176,938
Petronas Capital Ltd., 3.50%, 03/18/25(d)	900	882,153
Petrons Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(d)	200	181,972
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(d)	200	184,906
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	295	269,600
3.55%, 10/01/26 (Call 07/01/26)(b)	158	151,336
3.61%, 02/15/25 (Call 11/15/24)(b)	357	349,407
3.85%, 04/09/25 (Call 03/09/25)	503	493,086

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 12/01/27 (Call 11/01/27)	$180	$181,656
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	305	278,261
5.10%, 03/29/26	455	459,796
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/23)(b)	150	146,599
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(d)	200	185,432
Puma International Financing SA
5.00%, 01/24/26 (Call 05/09/23)(b)	400	360,308
5.13%, 10/06/24 (Call 05/09/23)(b)	200	191,676
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(d)	600	544,878
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	200	198,452
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	320	315,952
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	378	385,330
6.33%, 09/30/27(b)	183	188,357
Reliance Industries Ltd.
3.67%, 11/30/27(d)	250	237,602
4.13%, 01/28/25(d)	550	542,102
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(d)	400	382,152
1.60%, 06/17/26 (Call 05/17/26)(d)	600	551,904
Saudi Arabian Oil Co., 1.63%, 11/24/25 (Call 10/24/25)(d)	400	371,792
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/24)(d)	200	160,008
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/24)(d)	370	337,688
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	729	703,172
2.50%, 09/12/26	435	413,415
2.88%, 05/10/26	242	233,678
3.25%, 05/11/25	1,474	1,440,658
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(d)	676	656,335
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(d)	600	564,276
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(d)	800	735,936
2.15%, 05/13/25 (Call 04/13/25)(d)	400	379,532
2.50%, 08/08/24 (Call 07/08/24)(d)	400	388,660
2.50%, 11/12/24 (Call 10/12/24)(d)	200	193,214
4.13%, 09/12/25(d)	200	197,270
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/23)	150	146,689
6.63%, 01/15/27 (Call 01/15/24)	160	155,211
6.75%, 09/15/26 (Call 09/15/23)	165	162,528
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)	160	160,032
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	200	170,552
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 03/15/24)	72	70,654
6.00%, 04/15/27 (Call 04/15/24)	260	258,695
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	270	284,769
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(b)	200	191,838
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	400	358,416
4.00%, 08/15/26(d)	400	356,668
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	688	665,427

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/23)(b)	$150	$142,835
7.50%, 01/15/26 (Call 01/15/24)(b)	221	203,716
8.00%, 02/01/27 (Call 02/01/24)(b)	245	217,401
11.50%, 01/30/27 (Call 07/30/23)(b)	270	276,439
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(b)	175	170,471
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(b)	205	209,172
Tullow Oil PLC
7.00%, 03/01/25 (Call 05/30/23)(d)	400	246,920
10.25%, 05/15/26 (Call 05/15/23)(d)	625	488,550
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(d)	200	190,542
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	175	158,965
3.40%, 09/15/26 (Call 06/15/26)	50	48,159
Vantage Drilling International, 9.50%, 02/15/28 (Call 02/15/25)(b)	20	19,871
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	50	48,726
7.50%, 01/15/28 (Call 12/15/27)(b)	200	211,434
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/29/23)(b)	120	117,775
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(b)	175	169,666
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(b)	125	126,408
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	595	579,470
3.70%, 09/15/26 (Call 06/15/26)(b)	380	366,077
YPF SA
6.95%, 07/21/27(d)	250	181,532
8.50%, 07/28/25(d)	650	541,905
YPF Sociedad Anonima, 9.00%, 02/12/26 (Call 11/12/25)(d)(g)	254	242,707

		70,346,888

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(b)	325	311,857
6.88%, 04/01/27 (Call 04/01/24)(b)	195	192,196
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	295	270,736
3.34%, 12/15/27 (Call 09/15/27)	440	418,092
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	150	143,325
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)	200	173,552
COSL Singapore Capital Ltd., 1.88%, 06/24/25 (Call 05/24/25)(d)	600	562,680
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/24)(b)	145	140,087
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(b)	240	239,052
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	222	217,851
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 05/09/23)(b)	205	204,356
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/23)(b)	110	105,498
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	185	182,042
6.00%, 02/01/28 (Call 11/01/27)	45	42,863
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	242	224,462

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	$348	$342,616
4.00%, 12/21/25 (Call 09/21/25)(b)	400	393,416
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/24)(b)	37	37,046
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	300	296,820
6.88%, 09/01/27 (Call 09/01/23)	300	291,945
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/23)(b)	79	81,417
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(b)(c)	20	20,215

		4,892,124

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	160	154,181
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	327	319,109
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/23), (7.25% PIK)(b)(f)	370	305,250
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(b)	250	248,873
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(b)	475	447,906
5.25%, 04/30/25 (Call 04/30/23)(b)	275	270,836
5.25%, 08/15/27 (Call 08/15/23)(b)	725	618,442
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)	314	310,901
5.25%, 07/01/25	392	392,031
6.88%, 03/15/28 (Call 11/15/24)	300	311,760
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	798	725,701
1.65%, 01/15/27 (Call 12/15/26)	381	334,712
4.50%, 02/15/26 (Call 05/30/23)(b)	125	121,376
4.88%, 07/15/26 (Call 07/15/23)(b)	262	256,084
5.50%, 04/15/28 (Call 03/15/28)(b)	165	164,819
5.63%, 07/15/27 (Call 07/15/23)(b)(c)	210	207,482
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	195	190,893
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/24)(b)(c)	105	99,623
5.38%, 01/15/28 (Call 01/15/24)(b)	175	165,618
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(b)	5	4,679
Clearwater Paper Corp., 5.38%, 02/01/25(b)(c)	111	108,753
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	155	149,002
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)	350	342,737
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	140	147,204
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	352	314,801
3.50%, 03/15/28(b)	175	159,959
4.13%, 08/15/24 (Call 05/15/24)	125	123,683
4.75%, 07/15/27 (Call 04/15/27)(b)	130	125,733
LABL Inc.
6.75%, 07/15/26 (Call 07/15/23)(b)	285	282,341
10.50%, 07/15/27 (Call 07/15/23)(b)	270	256,532
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(b)	1,020	1,035,035
9.25%, 04/15/27 (Call 10/15/24)(b)	500	474,315

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	$134	$132,711
6.38%, 08/15/25(b)(c)	130	133,509
6.63%, 05/13/27 (Call 05/15/23)(b)	250	250,835
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	147	144,501
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	390	350,969
Pactiv LLC
7.95%, 12/15/25(c)	100	100,260
8.38%, 04/15/27	70	69,259
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	197	173,545
4.00%, 12/01/27 (Call 09/01/27)(b)(c)	177	165,796
5.13%, 12/01/24 (Call 09/01/24)(b)	184	183,635
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	170	170,354
6.13%, 02/01/28 (Call 02/01/24)(b)	140	142,174
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	227	203,535
4.13%, 02/01/28 (Call 10/01/23)	70	65,435
Sonoco Products Co.
1.80%, 02/01/25 (Call 05/30/23)	371	349,059
2.25%, 02/01/27 (Call 01/01/27)	295	268,943
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 05/04/23)(b)	110	109,963
9.25%, 08/01/24 (Call 08/01/23)(b)	160	163,730
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(b)	425	412,603
8.50%, 08/15/27 (Call 08/15/23)(b)(c)	300	289,746
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	426	413,437
3.75%, 03/15/25 (Call 01/15/25)	360	350,323
4.65%, 03/15/26 (Call 01/15/26)	589	581,791

		14,396,484

Pharmaceuticals — 1.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	683	659,430
2.95%, 11/21/26 (Call 09/21/26)	1,717	1,630,412
3.20%, 05/14/26 (Call 02/14/26)	985	949,520
3.60%, 05/14/25 (Call 02/14/25)	1,694	1,656,037
3.80%, 03/15/25 (Call 12/15/24)	1,335	1,312,532
3.85%, 06/15/24 (Call 03/15/24)	590	582,973
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	280	272,241
3.40%, 05/15/24 (Call 02/15/24)	189	185,479
3.45%, 12/15/27 (Call 09/15/27)	10	9,584
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	354	324,080
4.88%, 03/03/28 (Call 02/03/28)	300	309,576
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	817	741,689
3.13%, 06/12/27 (Call 03/12/27)	75	72,080
3.38%, 11/16/25	1,058	1,034,565
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(b)(c)	200	102,788
9.25%, 04/01/26 (Call 04/01/24)(b)(c)	305	245,516
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/24)(b)(c)	200	92,324
6.13%, 02/01/27 (Call 02/01/24)(b)	380	274,440

Security	Par (000)	Value

Pharmaceuticals (continued)
7.00%, 01/15/28 (Call 01/15/24)(b)	$100	$46,947
9.00%, 12/15/25 (Call 12/15/23)(b)	375	313,901
Bausch Health Cos. Inc.
5.50%, 11/01/25 (Call 05/29/23)(b)	640	556,768
5.75%, 08/15/27 (Call 08/15/23)(b)	205	141,608
Bayer Corp., 6.65%, 02/15/28(b)	5	5,298
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	424	414,786
4.25%, 12/15/25 (Call 10/15/25)(b)	1,090	1,068,047
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	815	795,310
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	427	419,651
3.70%, 06/06/27 (Call 03/06/27)	862	835,261
3.73%, 12/15/24 (Call 09/15/24)	397	389,513
4.69%, 02/13/28 (Call 01/13/28)	485	490,403
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	598	549,652
1.13%, 11/13/27 (Call 09/13/27)	425	374,756
2.90%, 07/26/24 (Call 06/26/24)	1,009	988,073
3.20%, 06/15/26 (Call 04/15/26)	953	928,689
3.25%, 02/27/27	5	4,878
3.45%, 11/15/27 (Call 08/15/27)	55	53,484
3.63%, 05/15/24 (Call 02/15/24)	145	143,169
3.90%, 02/20/28 (Call 11/20/27)	590	586,236
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	319	311,669
3.41%, 06/15/27 (Call 03/15/27)	42	40,163
3.50%, 11/15/24 (Call 08/15/24)	374	365,278
3.75%, 09/15/25 (Call 06/15/25)	443	432,514
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(b)	200	182,768
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	374	341,324
3.05%, 10/15/27 (Call 07/15/27)	20	18,858
3.25%, 04/15/25 (Call 01/15/25)	635	616,610
3.40%, 03/01/27 (Call 12/01/26)	244	234,299
3.50%, 06/15/24 (Call 03/17/24)	500	491,735
4.13%, 11/15/25 (Call 09/15/25)	679	670,560
4.50%, 02/25/26 (Call 11/27/25)	680	678,198
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	957	839,078
2.63%, 08/15/24 (Call 07/15/24)	585	568,082
2.88%, 06/01/26 (Call 03/01/26)	854	814,784
3.00%, 08/15/26 (Call 06/15/26)	382	364,264
3.38%, 08/12/24 (Call 05/12/24)	459	450,325
3.63%, 04/01/27 (Call 02/01/27)	752	727,778
3.88%, 07/20/25 (Call 04/20/25)	1,411	1,387,479
4.10%, 03/25/25 (Call 01/25/25)	475	472,378
4.30%, 03/25/28 (Call 12/25/27)	1,500	1,481,595
5.00%, 02/20/26 (Call 01/20/26)	340	343,896
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	912	884,047
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	243	240,210
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	419	411,609
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(b)	235	225,255
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	200	189,862
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(b)	250	256,847

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	$535	$494,105
0.95%, 09/01/27 (Call 07/01/27)	600	532,830
2.45%, 03/01/26 (Call 12/01/25)	345	331,514
2.63%, 01/15/25 (Call 11/15/24)	481	469,648
2.90%, 01/15/28 (Call 10/15/27)	605	582,736
2.95%, 03/03/27 (Call 12/03/26)	140	135,652
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/24)(b)	150	8,013
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 10.00%, 04/15/25 (Call 04/15/24)(b)	125	75,625
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	130	118,053
1.30%, 08/15/26 (Call 07/15/26)	472	423,729
5.25%, 02/15/26 (Call 02/15/24)	10	9,997
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	700	691,110
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	405	370,644
1.70%, 06/10/27 (Call 05/10/27)	275	251,234
2.75%, 02/10/25 (Call 11/10/24)	655	637,518
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	465	444,070
2.00%, 02/14/27 (Call 12/14/26)	435	404,311
3.00%, 11/20/25 (Call 08/20/25)	935	907,698
3.10%, 05/17/27 (Call 02/17/27)	170	164,341
3.40%, 05/06/24	888	874,875
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(b)	527	484,924
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	100	97,302
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(b)	195	156,092
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	275	265,584
4.38%, 03/15/26 (Call 12/15/25)	300	289,650
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	621	579,089
2.75%, 06/03/26	407	392,808
3.00%, 12/15/26	425	411,761
3.40%, 05/15/24	552	544,151
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	195	178,497
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/24)(b)	175	169,743
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	1,262	1,203,203
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,450	1,312,656
4.75%, 05/09/27 (Call 02/09/27)	300	280,158
6.75%, 03/01/28 (Call 12/01/27)(c)	600	596,868
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	997	953,940
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	464	428,096
2.30%, 06/22/27 (Call 04/22/27)	235	207,136
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	47	44,639
4.50%, 11/13/25 (Call 08/13/25)	70	69,648
5.40%, 11/14/25 (Call 10/14/25)	10	10,197

		50,207,006

Security	Par (000)	Value

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 03/01/24)(b)	$280	$271,026
5.75%, 01/15/28 (Call 01/15/24)(b)	220	213,250
7.88%, 05/15/26 (Call 05/15/23)(b)	230	236,074
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(b)	130	128,424
7.63%, 12/15/25 (Call 12/15/23)(b)	235	237,404
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	205	201,445
4.95%, 12/15/24 (Call 09/15/24)	449	445,466
5.95%, 06/01/26 (Call 03/01/26)	55	56,150
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	240	218,436
4.13%, 03/01/25 (Call 02/01/25)(b)	195	187,155
4.13%, 12/01/27 (Call 09/01/27)	155	139,190
4.35%, 10/15/24 (Call 07/15/24)	125	121,829
4.50%, 03/01/28 (Call 12/01/27)(b)	200	181,850
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	597	599,501
5.88%, 03/31/25 (Call 10/02/24)	801	807,296
CNPC Global Capital Ltd., 1.35%, 06/23/25 (Call 05/23/25)(d)	400	372,328
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	200	194,344
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	266	263,755
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(b)	220	211,088
5.75%, 04/01/25 (Call 05/30/23)	210	207,085
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	452	451,833
5.63%, 07/15/27 (Call 04/15/27)	257	261,246
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/23)(c)	120	118,014
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	10	10,198
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	522	472,708
2.50%, 01/15/25 (Call 12/15/24)	381	366,065
2.50%, 02/14/25	112	107,174
3.50%, 06/10/24 (Call 03/10/24)	411	404,029
3.70%, 07/15/27 (Call 04/15/27)	160	153,666
4.25%, 12/01/26 (Call 09/01/26)	125	123,091
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	553	527,767
3.90%, 05/15/24 (Call 02/15/24)	405	397,767
3.90%, 07/15/26 (Call 04/15/26)	260	250,284
4.00%, 10/01/27 (Call 07/01/27)	330	316,863
4.05%, 03/15/25 (Call 12/15/24)	538	528,025
4.20%, 04/15/27 (Call 01/15/27)	360	347,753
4.40%, 03/15/27 (Call 12/15/26)	102	99,344
4.75%, 01/15/26 (Call 10/15/25)	403	399,720
5.50%, 06/01/27 (Call 03/01/27)	119	120,749
5.55%, 02/15/28 (Call 01/15/28)	410	418,680
5.95%, 12/01/25 (Call 09/01/25)	305	310,209
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(b)	195	192,005

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	$159	$153,790
4.85%, 07/15/26 (Call 04/15/26)	190	184,978
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	92	90,374
3.75%, 02/15/25 (Call 11/15/24)	835	824,571
3.95%, 02/15/27 (Call 11/15/26)	90	88,888
5.05%, 01/10/26	350	356,013
5.38%, 02/15/78 (Call 02/15/28), (3-mo. LIBOR US + 2.570%)(a)	5	4,098
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. LIBOR US + 3.033%)(a)	1,010	872,196
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	120	116,095
4.13%, 12/01/26 (Call 09/01/26)	195	177,191
6.00%, 07/01/25 (Call 04/01/25)(b)	170	166,920
6.50%, 07/01/27 (Call 01/01/27)(b)	360	350,989
7.50%, 06/01/27 (Call 06/01/24)(b)	205	204,075
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	430	423,292
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(b)	210	212,152
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(d)	292	272,616
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/24)	130	125,121
6.50%, 10/01/25 (Call 10/01/23)	209	205,058
7.75%, 02/01/28 (Call 02/01/24)	270	266,066
8.00%, 01/15/27 (Call 01/15/24)	382	381,286
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/23)	185	178,679
Gray Oak Pipeline LLC, 2.60%, 10/15/25 (Call 09/15/25)(b)	385	357,877
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	358	349,959
6.19%, 11/01/25(b)	100	101,009
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 02/15/24)(b)	313	308,562
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/24)(b)	200	186,744
6.38%, 04/15/27 (Call 04/15/24)(b)	175	172,882
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/01/24)(b)	160	149,973
KazTransGas JSC, 4.38%, 09/26/27(d)	200	186,730
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	451	445,647
4.30%, 05/01/24 (Call 02/01/24)	420	416,308
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	265	239,480
4.30%, 06/01/25 (Call 03/01/25)	815	804,984
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	175	176,774
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(b)(c)	70	68,472
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	869	799,471
4.00%, 02/15/25 (Call 11/15/24)	224	219,592
4.13%, 03/01/27 (Call 12/01/26)	457	445,991
4.25%, 12/01/27 (Call 09/01/27)	300	293,328
4.88%, 12/01/24 (Call 09/01/24)	666	663,516
4.88%, 06/01/25 (Call 03/01/25)	668	665,836

Security	Par (000)	Value

Pipelines (continued)
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(b)	$570	$525,244
6.75%, 09/15/25 (Call 09/15/23)(b)	488	466,286
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(b)	805	774,925
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 05/30/23)	166	153,342
7.50%, 04/15/26 (Call 04/15/24)(c)	129	115,863
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	147	143,271
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/23)(b)	205	192,300
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	120	116,471
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	215	206,557
5.75%, 10/01/25 (Call 07/01/25)	247	243,443
6.00%, 06/01/26 (Call 03/01/26)	195	191,545
Oleoducto Central SA, 4.00%, 07/14/27 (Call 04/14/27)(d)	200	176,696
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	322	311,702
4.00%, 07/13/27 (Call 04/13/27)	50	48,156
4.90%, 03/15/25 (Call 12/15/24)	40	39,787
5.85%, 01/15/26 (Call 12/15/25)	525	535,783
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	569	555,515
4.50%, 12/15/26 (Call 09/15/26)	35	34,370
4.65%, 10/15/25 (Call 07/15/25)	687	679,677
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	185	175,996
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	687	687,330
5.63%, 03/01/25 (Call 12/01/24)	1,009	1,014,136
5.75%, 05/15/24 (Call 02/15/24)	835	835,534
5.88%, 06/30/26 (Call 12/31/25)	421	430,089
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	150	141,123
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	800	822,096
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	240	229,586
3.50%, 03/15/25 (Call 12/15/24)	271	262,911
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 05/30/23)(c)	120	99,900
8.50%, 10/15/26 (Call 10/15/23)(b)	305	294,136
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(b)	300	278,493
6.00%, 03/01/27 (Call 03/01/24)(b)	165	159,273
7.50%, 10/01/25 (Call 10/01/23)(b)	250	252,442
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	387	387,805
6.50%, 07/15/27 (Call 07/15/23)	130	132,587
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	10	9,736
4.38%, 03/13/25 (Call 12/13/24)	287	281,883
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	5	5,346
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	767	720,389
4.88%, 01/15/26 (Call 10/15/25)	85	85,162
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	570	610,630

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/24)	$125	$108,680
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/23)(d)	150	129,994
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	338	323,784
3.95%, 06/01/25 (Call 03/01/25)	185	178,297
4.65%, 07/01/26 (Call 04/01/26)	235	228,791
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	567	548,232
3.90%, 01/15/25 (Call 10/15/24)	536	526,491
4.00%, 09/15/25 (Call 06/15/25)	485	474,980
4.55%, 06/24/24 (Call 03/24/24)	581	576,160
5.40%, 03/02/26	275	280,772

		41,181,566

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	155	150,184

Real Estate — 0.3%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 05/29/23)(d)	200	99,666
7.88%, (Call 07/31/24), (5-year CMT + 11.294%)(a)(d)(e)	300	87,255
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	200	200,226
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	372,584
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	200	194,358
Arada Sukuk Ltd., 8.13%, 06/08/27	200	205,752
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	105	102,896
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	230	230,145
Central Plaza Development Ltd.
3.85%, 07/14/25(d)	200	176,000
4.65%, 01/19/26 (Call 10/19/25)(d)	200	174,712
5.75%, (Call 11/14/24), (5-year CMT + 8.066%)(a)(d)(e)	200	176,766
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(d)	200	201,132
China Overseas Finance Cayman VIII Ltd., 2.38%, 03/02/25(d)	200	189,672
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	400	347,324
China Resources Land Ltd.
3.75%, 08/26/24(d)	200	195,804
3.75%, (Call 12/09/24), (5-year CMT + 5.139%)(a)(d)(e)	400	386,436
China SCE Group Holdings Ltd., 7.00%, 05/02/25 (Call 05/02/23)(d)	200	70,842
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	180,122
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	200	100,078
4.20%, 02/06/26 (Call 02/06/24)(d)	400	194,428
5.13%, 01/17/25 (Call 01/17/24)(d)	400	249,612
5.40%, 05/27/25 (Call 05/29/23)(d)	400	234,376
6.15%, 09/17/25 (Call 09/17/23)(d)	400	229,120
6.50%, 04/08/24 (Call 05/29/23)(d)	200	156,044
7.25%, 04/08/26 (Call 04/08/24)(d)	600	312,060
8.00%, 01/27/24 (Call 05/29/23)(d)	300	246,063
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	200	198,200
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	200	196,562
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	200	186,110
Elect Global Investments Ltd., 4.10%, (Call 06/03/25), (5-year CMT + 2.887%)(a)(d)(e)	200	181,142

Security	Par (000)	Value

Real Estate (continued)
Emaar Sukuk Ltd., 3.64%, 09/15/26(d)	$400	$381,100
EMG Sukuk Ltd., 4.56%, 06/18/24(d)	400	394,864
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	200	194,988
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/23)(b)	240	218,347
Franshion Brilliant Ltd., 3.20%, 04/09/26(d)	400	356,240
Fuqing Investment management Co., 3.25%, 06/23/25(d)	400	340,176
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)(c)	385	364,895
GLP Pte Ltd., 3.88%, 06/04/25(d)	400	276,392
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/30/23)(b)	230	226,019
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 10/07/25(d)	200	198,646
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(d)	400	389,276
Huafa 2021 I Co. Ltd., 4.25%, (Call 07/18/24)(a)(d)(e)	200	190,166
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	187,040
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/23)(d)	250	55,602
7.88%, 08/30/24 (Call 05/16/23)	200	54,052
LOTTE Property & Development Co. Ltd., 4.50%, 08/01/25(d)	200	196,718
MAF Global Securities Ltd.
4.75%, 05/07/24(d)	400	395,900
7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(d)(e)	200	202,756
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	197,682
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	305	287,496
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(d)	400	252,012
Shui On Development Holding Ltd., 6.15%, 08/24/24 (Call 08/24/23)(d)	400	364,108
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(d)	203	191,628
1.50%, 11/24/24 (Call 10/24/24)(d)	200	188,958
1.63%, 10/29/25(d)	200	183,348
2.25%, 11/24/26 (Call 10/24/26)(d)	400	362,000
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	400	161,096
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/25 (Call 12/13/24)(d)	200	65,698
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	400	388,940
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(d)	200	187,918
3.98%, 11/09/27(d)	400	358,568
4.20%, 06/07/24(d)	200	195,230
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	200	184,156
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(d)	200	189,906
2.50%, 09/16/24(d)	200	193,542
Wuhan Urban Construction Group Co. Ltd., 2.25%, 07/09/24(d)	200	190,892
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(d)	200	168,278

		15,010,120

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	477	460,410
3.80%, 04/15/26 (Call 02/15/26)	44	42,475
3.95%, 01/15/28 (Call 10/15/27)	18	17,095

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.30%, 01/15/26 (Call 10/15/25)	$160	$156,587
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	360	331,042
1.45%, 09/15/26 (Call 08/15/26)	542	484,331
1.60%, 04/15/26 (Call 03/15/26)	604	549,374
2.40%, 03/15/25 (Call 02/15/25)	495	471,002
2.75%, 01/15/27 (Call 11/15/26)	119	110,433
2.95%, 01/15/25 (Call 12/15/24)	452	435,818
3.13%, 01/15/27 (Call 10/15/26)	335	315,295
3.38%, 05/15/24 (Call 04/15/24)	411	402,250
3.38%, 10/15/26 (Call 07/15/26)	217	206,766
3.55%, 07/15/27 (Call 04/15/27)	64	60,684
3.60%, 01/15/28 (Call 10/15/27)	10	9,470
3.65%, 03/15/27 (Call 02/15/27)	372	355,844
4.00%, 06/01/25 (Call 03/01/25)	174	170,699
4.40%, 02/15/26 (Call 11/15/25)	165	162,771
5.50%, 03/15/28 (Call 02/15/28)	310	319,722
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	50	47,148
2.95%, 05/11/26 (Call 02/11/26)	115	109,013
3.35%, 05/15/27 (Call 02/15/27)	173	164,582
3.45%, 06/01/25 (Call 03/03/25)	406	393,950
3.50%, 11/15/24 (Call 08/15/24)	307	300,194
3.50%, 11/15/25 (Call 08/15/25)	110	106,482
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	160	135,170
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	520	463,169
3.20%, 01/15/25 (Call 10/15/24)	675	644,483
3.65%, 02/01/26 (Call 11/03/25)	400	372,768
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	200	154,392
4.10%, 10/01/24 (Call 07/01/24)	255	241,031
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	405	390,230
3.90%, 03/15/27 (Call 12/15/26)	50	46,637
4.13%, 06/15/26 (Call 03/15/26)	75	71,222
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	295	243,930
5.75%, 05/15/26 (Call 05/15/23)(b)	375	339,787
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	329	294,014
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	805	813,742
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	627	557,039
1.35%, 07/15/25 (Call 06/15/25)	382	353,614
2.90%, 03/15/27 (Call 02/15/27)	367	342,272
3.20%, 09/01/24 (Call 07/01/24)	395	384,544
3.65%, 09/01/27 (Call 06/01/27)	67	64,031
3.70%, 06/15/26 (Call 03/15/26)	557	538,591
4.45%, 02/15/26 (Call 11/15/25)	197	195,095
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	82	79,408
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	415	386,913
5.55%, 01/15/28 (Call 12/15/27)	618	619,390
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	85	77,588
4.75%, 02/15/28 (Call 08/15/27)	205	126,434
9.75%, 06/15/25 (Call 06/15/23)	197	188,454

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	$255	$246,855
4.50%, 06/01/27 (Call 03/01/27)	112	99,914
4.75%, 12/15/26 (Call 09/15/26)	305	277,358
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	430	390,212
1.25%, 07/15/25 (Call 06/15/25)	345	317,145
1.45%, 05/15/26 (Call 04/15/26)	490	442,720
1.80%, 07/15/27 (Call 05/15/27)	190	166,888
2.63%, 11/18/24 (Call 10/18/24)	547	526,116
2.90%, 11/18/26 (Call 09/18/26)	15	14,005
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	145	135,431
3.50%, 03/01/28 (Call 12/01/27)	40	37,832
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	85	81,421
3.50%, 04/01/25 (Call 01/01/25)	160	154,203
3.63%, 05/01/27 (Call 02/01/27)	70	66,585
Extra Space Storage LP, 5.70%, 04/01/28 (Call 03/01/28)	50	51,153
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	70	63,125
3.25%, 07/15/27 (Call 04/15/27)	5	4,641
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	140	139,845
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	200	153,058
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	295	285,445
5.25%, 06/01/25 (Call 03/01/25)	455	446,933
5.38%, 04/15/26 (Call 01/15/26)	460	455,754
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	393	348,516
6.00%, 04/15/25 (Call 04/15/24)(b)(c)	150	146,009
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	75	69,907
3.75%, 07/01/27 (Call 04/01/27)	59	55,446
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	50	44,049
3.25%, 07/15/26 (Call 05/15/26)	55	52,102
3.40%, 02/01/25 (Call 11/01/24)	52	50,445
4.00%, 06/01/25 (Call 03/01/25)	445	434,627
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	20	17,759
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	130,307
Series F, 4.50%, 02/01/26 (Call 11/01/25)(c)	405	395,580
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	300	220,671
5.95%, 02/15/28 (Call 01/15/28)(c)	10	7,807
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/23)(b)	395	377,253
5.25%, 03/15/28 (Call 12/27/23)(b)	320	307,728
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	330	316,810
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	190	163,807
2.80%, 10/01/26 (Call 07/01/26)	5	4,622
3.30%, 02/01/25 (Call 12/01/24)	137	131,973
3.80%, 04/01/27 (Call 01/01/27)	25	23,852
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	65	60,362
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/27 (Call 02/01/24)(b)	250	212,923

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 10/01/25 (Call 05/15/23)(b)	$155	$145,658
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	50	47,752
Link Finance Cayman 2009 Ltd. (The)
2.88%, 07/21/26(d)	200	189,974
3.60%, 09/03/24(d)	200	197,072
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	285	252,601
3.60%, 06/01/27 (Call 03/01/27)	230	220,984
3.75%, 06/15/24 (Call 03/13/24)	70	68,896
4.00%, 11/15/25 (Call 08/15/25)	55	53,815
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/23)	545	458,579
5.25%, 08/01/26 (Call 08/01/23)(c)	210	186,772
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	30	28,093
3.90%, 06/15/24 (Call 03/15/24)	346	340,239
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/23)(b)	245	224,381
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	143	91,541
2.65%, 06/15/26 (Call 05/15/26)	135	94,504
4.25%, 05/15/24 (Call 02/15/24)	80	75,602
4.50%, 02/01/25 (Call 11/01/24)	245	208,845
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	123	119,347
4.50%, 04/01/27 (Call 01/01/27)	295	275,105
5.25%, 01/15/26 (Call 10/15/25)	420	412,453
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/23)(b)	280	281,380
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	250	234,568
4.30%, 03/15/27 (Call 12/15/26)	25	23,981
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	60	55,223
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	260	234,289
1.50%, 11/09/26 (Call 10/09/26)	495	445,124
3.09%, 09/15/27 (Call 06/15/27)	35	33,229
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	430	383,083
3.00%, 01/15/27 (Call 10/15/26)	290	272,484
3.88%, 07/15/24 (Call 04/15/24)	114	112,371
3.88%, 04/15/25 (Call 02/15/25)	113	110,555
3.95%, 08/15/27 (Call 05/15/27)	285	275,016
4.13%, 10/15/26 (Call 07/15/26)	480	469,704
4.63%, 11/01/25 (Call 09/01/25)	320	316,915
4.88%, 06/01/26 (Call 03/01/26)	60	60,028
Rexford Industrial Realty LP, 5.00%, 06/15/28 (Call 05/15/28)	120	119,285
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/23)	300	283,137
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(b)	220	203,997
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	312	296,157
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/24)	590	549,685
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	400	380,656
3.50%, 02/12/25 (Call 11/12/24)(b)	562	545,646
3.63%, 01/28/26 (Call 12/28/25)(b)	360	346,068
3.75%, 03/23/27 (Call 12/23/26)(b)	450	427,392

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(a)(b)	$450	$405,409
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	150	117,716
4.35%, 10/01/24 (Call 09/01/24)	335	319,597
4.50%, 03/15/25 (Call 09/15/24)	135	125,623
4.75%, 10/01/26 (Call 08/01/26)	190	164,265
4.95%, 02/15/27 (Call 08/15/26)	160	135,587
5.25%, 02/15/26 (Call 08/15/25)	155	137,338
5.50%, 12/15/27 (Call 09/15/27)	175	153,902
7.50%, 09/15/25 (Call 06/15/25)	300	294,075
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	509	453,081
1.75%, 02/01/28 (Call 11/01/27)	300	261,054
2.00%, 09/13/24 (Call 06/13/24)	698	667,853
3.30%, 01/15/26 (Call 10/15/25)	550	528,858
3.38%, 10/01/24 (Call 07/01/24)	424	414,197
3.38%, 06/15/27 (Call 03/15/27)	70	66,395
3.38%, 12/01/27 (Call 09/01/27)	400	377,056
3.50%, 09/01/25 (Call 06/01/25)	462	446,320
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	359	338,799
4.25%, 02/01/26 (Call 11/01/25)	287	270,552
4.70%, 06/01/27 (Call 03/01/27)	85	79,018
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	100	84,640
3.20%, 01/15/27 (Call 11/15/26)	10	9,153
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	180	154,877
3.75%, 12/31/24 (Call 09/30/24)(b)	180	168,761
4.38%, 01/15/27 (Call 07/15/26)(b)	210	180,896
4.75%, 03/15/25 (Call 09/15/24)	205	193,469
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	22,545
Trust Fibra Uno
5.25%, 12/15/24 (Call 09/15/24)(c)(d)	200	196,358
5.25%, 01/30/26 (Call 10/30/25)(d)	400	383,840
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 10.50%, 02/15/28 (Call 09/15/25)(b)	995	950,802
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	315	298,771
3.25%, 10/15/26 (Call 07/15/26)	50	46,811
3.50%, 02/01/25 (Call 11/01/24)	346	333,755
3.75%, 05/01/24 (Call 02/01/24)	322	315,518
3.85%, 04/01/27 (Call 01/01/27)	75	71,279
4.00%, 03/01/28 (Call 12/01/27)	200	189,296
4.13%, 01/15/26 (Call 10/15/25)	185	179,724
VICI Properties LP
4.38%, 05/15/25	220	214,711
4.75%, 02/15/28 (Call 01/15/28)	500	482,880
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(b)	340	326,978
3.75%, 02/15/27 (Call 02/15/24)(b)	465	434,459
4.25%, 12/01/26 (Call 12/01/23)(b)	672	640,597
4.50%, 09/01/26 (Call 06/01/26)(b)	318	302,463
4.50%, 01/15/28 (Call 10/15/27)(b)	15	14,152
4.63%, 06/15/25 (Call 03/15/25)(b)	340	330,436
5.63%, 05/01/24 (Call 02/04/24)(b)	525	522,286
5.75%, 02/01/27 (Call 11/01/26)(b)	70	69,490
Vornado Realty LP 2.15%, 06/01/26 (Call 05/01/26)	260	218,808

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 01/15/25 (Call 11/15/24)	$220	$204,827
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(b)	260	227,495
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	570	539,722
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	766	746,773
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	189	173,243
4.25%, 04/01/26 (Call 01/01/26)	263	258,563
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	35	34,247
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(b)	210	207,148
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(d)	200	175,608

		48,250,841

Retail — 0.6%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/23)(b)	600	562,350
4.38%, 01/15/28 (Call 11/15/23)(b)	295	276,855
5.75%, 04/15/25 (Call 04/15/24)(b)	205	205,666
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	705	637,073
1.30%, 02/10/28 (Call 12/10/27)(b)	365	314,393
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/24)(b)	145	55,770
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(b)(c)	115	116,834
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	175	171,752
Advance Auto Parts Inc.
5.90%, 03/09/26	75	76,895
5.95%, 03/09/28 (Call 02/09/28)	200	206,180
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	40	37,885
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/24)	49	44,732
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	343	333,787
4.50%, 10/01/25 (Call 07/01/25)	94	91,926
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	210	201,352
3.25%, 04/15/25 (Call 01/15/25)	158	153,014
3.63%, 04/15/25 (Call 03/15/25)	380	370,527
3.75%, 06/01/27 (Call 03/01/27)	35	33,936
4.50%, 02/01/28 (Call 01/01/28)	445	443,620
Bath & Body Works Inc.
5.25%, 02/01/28	200	190,888
6.69%, 01/15/27	130	130,144
9.38%, 07/01/25(b)(c)	140	150,042
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/24), (8.50% PIK)(b)(f)	170	135,300
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/23)(b)	150	142,623
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	80	2,130
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	140	137,102
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)	275	118,327
5.63%, 10/01/25 (Call 10/01/23)(b)	210	134,184
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	275	261,302
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	635	573,488
2.75%, 05/18/24 (Call 03/18/24)	458	447,686
3.00%, 05/18/27 (Call 02/18/27)	195	188,479

Security	Par (000)	Value

Retail (continued)
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	$10	$9,751
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(b)	172	174,943
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	165	161,000
4.25%, 09/20/24	180	178,333
4.63%, 11/01/27 (Call 10/01/27)	250	251,090
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	375	368,846
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(b)	300	284,241
8.50%, 10/30/25 (Call 10/30/23)(b)	275	261,894
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	200	191,508
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(b)	200	200,352
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/24)(b)	280	260,739
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(b)	230	204,902
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	280	263,178
2.50%, 04/15/27 (Call 02/15/27)	240	227,506
2.70%, 04/15/25 (Call 03/15/25)	415	403,583
2.80%, 09/14/27 (Call 06/14/27)	415	394,013
2.88%, 04/15/27 (Call 03/15/27)	235	225,196
3.00%, 04/01/26 (Call 01/01/26)	320	311,523
3.35%, 09/15/25 (Call 06/15/25)	594	582,470
4.00%, 09/15/25 (Call 08/15/25)	152	151,509
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(b)	320	323,302
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(b)	295	290,628
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	155	144,945
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/23)(b)	175	163,258
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	35	33,258
3.10%, 05/03/27 (Call 02/03/27)	820	781,665
3.13%, 09/15/24 (Call 06/15/24)	340	332,391
3.35%, 04/01/27 (Call 03/01/27)	412	397,106
3.38%, 09/15/25 (Call 06/15/25)	316	307,184
4.00%, 04/15/25 (Call 03/15/25)	470	464,045
4.40%, 09/08/25	500	497,840
4.80%, 04/01/26 (Call 03/01/26)	420	423,158
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/24)(b)	330	309,058
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	495	463,498
3.25%, 06/10/24	142	140,012
3.30%, 07/01/25 (Call 06/15/25)	554	541,757
3.38%, 05/26/25 (Call 02/26/25)	558	546,187
3.50%, 03/01/27 (Call 12/01/26)	450	438,615
3.50%, 07/01/27 (Call 05/01/27)	145	140,995
3.70%, 01/30/26 (Call 10/30/25)	80	78,965
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/23)	130	128,005
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(b)	450	418,473
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	135	116,860
6.95%, 03/15/28	20	19,223
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	32	31,245
3.60%, 09/01/27 (Call 06/01/27)	385	373,327
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/23)(b)	130	128,194

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/23)	$245	$233,774
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(b)	450	425,281
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	242	178,008
4.75%, 02/15/27 (Call 11/15/26)(c)	235	118,402
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(b)	143	98,331
7.70%, 02/15/27(c)	53	17,309
8.00%, 11/15/26 (Call 01/15/24)(b)	350	189,161
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	20	17,931
4.60%, 04/15/25 (Call 03/15/25)	583	580,190
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	295	291,209
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/23)(b)(c)	155	143,494
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(b)	305	276,760
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(b)	770	650,450
10.75%, 04/15/27 (Call 04/15/24)(b)(c)	400	268,812
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	145	132,991
2.45%, 06/15/26 (Call 03/15/26)	140	132,104
3.80%, 08/15/25 (Call 06/15/25)	661	651,647
4.75%, 02/15/26 (Call 01/15/26)	495	499,450
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 03/01/24)	150	146,339
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	765	711,894
2.25%, 04/15/25 (Call 03/15/25)	904	870,091
2.50%, 04/15/26	110	105,985
3.50%, 07/01/24	462	456,299
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	205	193,206
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/23)(b)	135	134,792
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	575	552,115
3.80%, 11/18/24 (Call 08/18/24)	247	242,369
Walmart Inc.
3.55%, 06/26/25 (Call 04/26/25)	5	4,940
3.90%, 04/15/28 (Call 03/15/28)	200	199,738
4.00%, 04/15/26 (Call 03/15/26)	125	125,143
5.88%, 04/05/27	425	454,520
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/24), (9.00% PIK)(b)(c)(f)	130	119,646

		29,308,394

Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	330	300,551
1.50%, 10/13/26(b)	605	536,127
2.97%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.29%)(a)(b)	440	402,050
3.90%, 07/21/25(b)	295	287,306
4.00%, 09/14/26(b)	275	258,302

Security	Par (000)	Value

Savings & Loans (continued)
4.85%, 07/27/27(b)	$200	$195,790

		1,980,126

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/24)(b)	225	225,369
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(b)	200	187,620
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	231	224,313
3.45%, 06/15/27 (Call 03/15/27)(b)	20	19,297
3.50%, 12/05/26 (Call 09/05/26)	115	112,079
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	345	334,195
3.90%, 10/01/25 (Call 07/01/25)	375	371,261
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	335	324,176
3.88%, 01/15/27 (Call 10/15/26)	1,165	1,130,807
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	20	17,546
3.15%, 11/15/25 (Call 10/15/25)	640	614,445
3.46%, 09/15/26 (Call 07/15/26)	284	272,242
3.63%, 10/15/24 (Call 09/15/24)	414	404,867
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/24)(b)	150	136,893
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	280	266,938
2.88%, 05/11/24 (Call 03/11/24)	709	694,777
3.15%, 05/11/27 (Call 02/11/27)	260	249,545
3.40%, 03/25/25 (Call 02/25/25)	1,041	1,023,324
3.70%, 07/29/25 (Call 04/29/25)	448	441,069
3.75%, 03/25/27 (Call 01/25/27)	619	607,264
3.75%, 08/05/27 (Call 07/05/27)	385	376,869
4.88%, 02/10/26	975	988,182
4.88%, 02/10/28 (Call 01/10/28)	810	823,924
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	373	372,993
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	387	382,104
3.80%, 03/15/25 (Call 12/15/24)	36	35,441
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	350	319,245
Microchip Technology Inc.
0.98%, 09/01/24	690	649,249
4.25%, 09/01/25 (Call 09/01/23)	645	632,668
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	491	473,648
4.98%, 02/06/26 (Call 12/06/25)	100	99,581
5.38%, 04/15/28 (Call 03/15/28)	300	298,887
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	763	729,893
3.20%, 09/16/26 (Call 06/16/26)	25	24,364
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	294	296,276
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	262	249,429
3.88%, 06/18/26 (Call 04/18/26)	385	372,584
4.40%, 06/01/27 (Call 05/01/27)	359	353,209
Qorvo Inc., 1.75%, 12/15/24 (Call 05/09/23)(b)	279	261,582
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	745	730,517
3.25%, 05/20/27 (Call 02/20/27)	365	353,780
3.45%, 05/20/25 (Call 02/20/25)	706	692,537
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	430	382,855

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
SK Hynix Inc.
1.50%, 01/19/26(d)	$400	$354,104
3.00%, 09/17/24(d)	200	192,274
6.25%, 01/17/26(d)	400	401,224
6.38%, 01/17/28(d)	385	387,387
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	335	302,066
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	185	167,978
1.38%, 03/12/25 (Call 02/12/25)	611	578,794
2.63%, 05/15/24 (Call 03/15/24)	132	129,107
2.90%, 11/03/27 (Call 08/03/27)	15	14,297
4.60%, 02/15/28 (Call 01/15/28)	140	143,234
4.70%, 11/18/24	200	200,450
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	182,092
3.88%, 04/22/27 (Call 03/22/27)	360	353,894
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	600	546,378
1.25%, 04/23/26 (Call 03/23/26)(d)	200	181,550
4.38%, 07/22/27 (Call 06/22/27)(d)	400	401,052
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	491	480,090

		22,573,815

Shipbuilding — 0.0%
CSSC Capital Ltd. Co., 2.50%, 02/13/25(d)	400	381,376
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	376	366,961

		748,337

Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(b)	160	159,472
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	233	225,875
3.40%, 06/15/27 (Call 03/15/27)	50	48,064
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	654	627,193
2.15%, 02/01/27 (Call 12/01/26)	5	4,653
3.25%, 02/01/25 (Call 11/01/24)	420	412,049
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)	190	184,785
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	60	58,062
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/23)(b)	235	234,396
9.13%, 03/01/26 (Call 09/01/23)(b)	155	151,243
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	210	202,667
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	63	62,288
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(b)	305	288,280
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(b)	130	119,529
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/23)(b)	240	170,424
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	95	95,688
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)	165	164,536
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	612	551,094
4.50%, 07/15/25	167	165,325
4.70%, 07/15/27 (Call 06/15/27)	340	338,147
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	482	439,203
2.75%, 07/01/24 (Call 06/01/24)	1,032	1,002,836
3.20%, 07/01/26 (Call 05/01/26)	525	500,399

Security	Par (000)	Value

Software (continued)
3.85%, 06/01/25 (Call 03/01/25)	$543	$532,021
5.45%, 03/02/28 (Call 02/02/28)	890	912,971
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	363	332,486
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	568	525,019
1.35%, 07/15/27 (Call 05/15/27)	95	84,807
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	853	813,438
2.70%, 02/12/25 (Call 11/12/24)	502	489,184
3.13%, 11/03/25 (Call 08/03/25)	1,687	1,649,667
3.30%, 02/06/27 (Call 11/06/26)	1,995	1,960,307
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(b)	350	310,209
6.90%, 12/01/27 (Call 11/01/27)(b)	470	486,032
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,222	1,122,493
2.50%, 04/01/25 (Call 03/01/25)	1,533	1,463,294
2.65%, 07/15/26 (Call 04/15/26)	1,358	1,275,094
2.80%, 04/01/27 (Call 02/01/27)	500	465,650
2.95%, 11/15/24 (Call 09/15/24)	988	956,611
2.95%, 05/15/25 (Call 02/15/25)	1,214	1,169,677
3.25%, 11/15/27 (Call 08/15/27)	1,300	1,225,432
3.40%, 07/08/24 (Call 04/08/24)	1,063	1,042,399
4.50%, 05/06/28 (Call 04/06/28)	215	212,751
5.80%, 11/10/25	385	394,683
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(b)	210	202,459
4.00%, 02/15/28 (Call 02/15/24)(b)	200	186,160
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	541	496,097
1.40%, 09/15/27 (Call 07/15/27)	425	372,151
2.35%, 09/15/24 (Call 08/15/24)	364	350,426
3.80%, 12/15/26 (Call 09/15/26)	5	4,865
salesforce.com Inc., 0.63%, 07/15/24 (Call 05/30/23)	62	59,154
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)	120	84,088
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(b)	785	759,911
Take-Two Interactive Software Inc.
3.55%, 04/14/25	262	254,905
3.70%, 04/14/27 (Call 03/14/27)	397	383,744
4.95%, 03/28/28 (Call 02/28/28)	680	685,678
5.00%, 03/28/26	330	332,508
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(b)	680	514,651
VMware Inc.
1.00%, 08/15/24 (Call 05/09/23)	512	484,756
1.40%, 08/15/26 (Call 07/15/26)	750	669,375
3.90%, 08/21/27 (Call 05/21/27)	625	601,487
4.50%, 05/15/25 (Call 04/15/25)	157	155,403
4.65%, 05/15/27 (Call 03/15/27)	145	144,034
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/30/23)(b)	179	149,565
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	360	345,679

		30,867,529

Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(d)	200	195,636
International Finance Facility for Immunisation Co., 1.00%, 04/21/26	20	18,319

		213,955

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 0.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(b)(c)	$450	$276,921
10.50%, 05/15/27 (Call 05/15/23)(b)	630	463,693
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/23)(b)	400	314,928
8.13%, 02/01/27 (Call 08/01/23)(b)	700	625,317
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	960	841,517
1.70%, 03/25/26 (Call 05/09/23)	1,746	1,584,821
2.30%, 06/01/27 (Call 04/01/27)	1,076	987,273
2.95%, 07/15/26 (Call 04/15/26)	118	112,041
3.80%, 02/15/27 (Call 11/15/26)	180	175,030
3.88%, 01/15/26 (Call 10/15/25)	155	152,402
4.10%, 02/15/28 (Call 11/15/27)	700	684,446
4.25%, 03/01/27 (Call 12/01/26)	547	543,997
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	200	197,542
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(d)	250	250,240
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	400	393,784
British Telecommunications PLC, 4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)	220	193,695
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(b)	495	434,323
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	5	4,760
2.95%, 02/28/26	315	306,019
3.50%, 06/15/25	55	53,968
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/24)(b)	595	567,743
8.25%, 03/01/27 (Call 03/01/24)(b)(c)	385	298,294
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(b)	300	206,967
6.00%, 06/15/25 (Call 06/15/23)(b)	528	496,104
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(b)	820	781,001
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/24 (Call 05/15/23)(d)	400	363,624
8.75%, 05/25/24 (Call 05/27/23)(d)	200	180,962
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(d)	200	196,060
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(d)	200	195,462
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(b)	460	423,260
Frontier Florida LLC, Series E, 6.86%, 02/01/28	120	108,457
Frontier North Inc., Series G, 6.73%, 02/15/28	20	17,910
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(d)(e)	200	184,660
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	500	487,725
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	188,396
Hughes Satellite Systems Corp.
5.25%, 08/01/26	290	277,098
6.63%, 08/01/26	315	297,470
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(b)	495	476,205
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	370	335,612
KT Corp., 1.00%, 09/01/25(d)	400	365,836
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	317	247,904
4.63%, 09/15/27 (Call 09/15/23)(b)	405	249,687

Security	Par (000)	Value

Telecommunications (continued)
10.50%, 05/15/30 (Call 05/15/26)(b)(c)	$302	$289,150
Ligado Networks LLC, 17.50%, 05/01/24, (17.50% PIK)(b)(c)(f)	489	48,172
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 05/30/23)(d)	400	250,952
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	385	216,293
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/24)(b)	489	326,403
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(b)	205	217,246
Motorola Solutions Inc., 4.00%, 09/01/24	59	58,103
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	199,464
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	805	733,355
Network i2i Ltd.
3.98%, (Call 06/03/26)(d)(e)	200	176,564
5.65%, (Call 01/11/25), (5-year CMT + 4.274%)(a)(d)(e)	400	384,372
Nokia OYJ, 4.38%, 06/12/27	240	227,815
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	1,320	1,201,886
4.14%, 07/26/24(b)	200	198,202
4.24%, 07/25/25(b)	365	360,452
4.37%, 07/27/27 (Call 06/27/27)(b)	205	204,957
Ooredoo International Finance Ltd.
3.75%, 06/22/26(d)	200	194,728
5.00%, 10/19/25(b)	400	403,140
Qwest Corp., 7.25%, 09/15/25	90	79,890
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	120	112,099
2.95%, 03/15/25 (Call 05/29/23)(b)	600	574,752
3.20%, 03/15/27 (Call 02/15/27)(b)	640	600,224
3.63%, 12/15/25 (Call 09/15/25)	335	322,595
5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)	290	262,206
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(d)	400	389,560
Sprint LLC
7.13%, 06/15/24	946	961,590
7.63%, 02/15/25 (Call 11/15/24)	601	619,324
7.63%, 03/01/26 (Call 11/01/25)	600	635,460
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	250	248,063
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	605	591,200
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/24)(d)	200	184,766
Telefonica Emisiones SA, 4.10%, 03/08/27	645	623,883
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(b)(c)	165	88,569
5.63%, 12/06/26 (Call 12/06/23)(b)(c)	190	106,296
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	520	505,372
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	85	80,343
3.70%, 09/15/27 (Call 06/15/27)	79	76,769
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	437	400,205
2.05%, 02/15/28 (Call 12/15/27)	800	710,488
2.25%, 02/15/26 (Call 02/15/24)	742	691,388
2.63%, 04/15/26 (Call 04/15/24)	524	491,963
3.50%, 04/15/25 (Call 03/15/25)	1,388	1,350,829
3.75%, 04/15/27 (Call 02/15/27)	1,744	1,680,449
4.95%, 03/15/28 (Call 02/15/28)	515	520,531

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.38%, 04/15/27 (Call 04/15/24)	$334	$337,687
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (Call 11/12/23)(d)	200	136,914
Tower Bersama Infrastructure, 2.80%, 05/02/27 (Call 11/02/26)(d)	200	178,348
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26 (Call 12/20/25)(d)	200	184,500
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	300	284,550
6.88%, 02/28/25(d)	200	190,614
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(d)	200	188,608
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	921	838,690
1.45%, 03/20/26 (Call 02/20/26)	1,302	1,199,389
2.10%, 03/22/28 (Call 01/22/28)	500	446,970
2.63%, 08/15/26	407	385,217
3.00%, 03/22/27 (Call 01/22/27)	51	48,605
3.38%, 02/15/25	1,034	1,012,245
3.50%, 11/01/24 (Call 08/01/24)	702	689,231
4.13%, 03/16/27	515	510,010
ViaSat Inc.
5.63%, 09/15/25 (Call 05/09/23)(b)	300	286,176
5.63%, 04/15/27 (Call 04/15/24)(b)	235	217,962
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(a)	205	179,338
4.13%, 05/30/25	520	513,848
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 05/30/23)(b)	565	427,326

		42,399,450

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/23)(d)	350	221,316

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	482	466,195
3.55%, 11/19/26 (Call 09/19/26)	170	160,856
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(b)	245	231,694
5.88%, 12/15/27 (Call 12/15/23)(b)	20	20,024

		878,769

Transportation — 0.3%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(b)	270	263,614
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	50	48,041
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	425	414,235
3.25%, 06/15/27 (Call 03/15/27)	90	87,184
3.40%, 09/01/24 (Call 06/01/24)	425	418,680
3.65%, 09/01/25 (Call 06/01/25)	345	338,514
7.00%, 12/15/25	275	291,277
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	100	96,005
2.95%, 11/21/24 (Call 08/21/24)	65	63,249
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 05/29/23)	827	780,977
1.75%, 12/02/26 (Call 11/02/26)	346	315,957
2.90%, 02/01/25 (Call 11/01/24)	491	474,458

Security	Par (000)	Value

Transportation (continued)
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(b)	$235	$211,220
CRCC Chengan Ltd., 3.97%, (Call 06/27/24), (5-year CMT + 5.243%)(a)(d)(e)	400	393,280
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	100	94,530
3.25%, 06/01/27 (Call 03/01/27)	200	191,670
3.35%, 11/01/25 (Call 08/01/25)	235	228,136
3.40%, 08/01/24 (Call 05/01/24)	558	546,539
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)(c)	95	94,375
Eastern Creation Ii Investment Co., 1.35%, 10/20/24 (Call 09/20/24)(d)	200	189,710
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	295	287,545
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(d)	200	184,274
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(d)	200	188,498
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27(d)	200	190,268
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	230	225,154
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(d)	200	194,200
3.75%, 04/06/27 (Call 03/06/27)(d)	200	190,202
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 05/29/23)(d)	200	197,000
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	110	104,939
3.65%, 08/01/25 (Call 06/01/25)(c)	190	185,022
7.80%, 05/15/27	50	55,907
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(d)	400	392,492
4.88%, 10/01/24(d)	200	199,126
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	240	216,094
2.50%, 09/01/24 (Call 08/01/24)	291	280,830
2.85%, 03/01/27 (Call 02/01/27)	190	175,968
2.90%, 12/01/26 (Call 10/01/26)	120	111,930
3.35%, 09/01/25 (Call 08/01/25)	72	69,156
4.30%, 06/15/27 (Call 05/15/27)	305	298,275
4.63%, 06/01/25 (Call 05/01/25)	314	310,973
5.65%, 03/01/28 (Call 02/01/28)	210	215,151
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	183,824
Transnet SOC Ltd., 8.25%, 02/06/28(b)	400	396,856
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/26(d)	200	40,158
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	46,501
3.00%, 04/15/27 (Call 01/15/27)	10	9,581
3.25%, 01/15/25 (Call 10/15/24)	273	267,128
3.25%, 08/15/25 (Call 05/15/25)	313	304,787
3.75%, 07/15/25 (Call 05/15/25)	372	366,346
4.75%, 02/21/26 (Call 01/21/26)	370	374,100
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	375	363,101
2.40%, 11/15/26 (Call 08/15/26)	20	18,969
2.80%, 11/15/24 (Call 09/15/24)	145	141,278
3.90%, 04/01/25 (Call 03/01/25)	660	655,123
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	595	539,248
3.95%, 09/09/27 (Call 08/09/27)	220	220,818

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	$245	$238,571
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/23)(b)	170	22,834
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(b)	135	138,946
Yunda Holding Investment Co., 2.25%, 08/19/25(d)	400	361,168

		14,503,992

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. LIBOR US + 4.300%)(a)(b)	220	206,910
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(d)	400	378,376
2.63%, 03/20/25 (Call 02/20/25)(d)	200	189,508
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/23)(b)	272	268,649
9.75%, 08/01/27 (Call 08/01/23)(b)	175	182,016
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	130	125,035
3.25%, 09/15/26 (Call 06/15/26)	172	162,268
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 06/01/23)	319	271,251
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	380	341,149
1.70%, 06/15/26 (Call 05/15/26)(b)	392	351,847
2.70%, 11/01/24 (Call 10/01/24)(b)	329	315,863
3.40%, 11/15/26 (Call 08/15/26)(b)	160	150,443
3.45%, 07/01/24 (Call 06/01/24)(b)	279	272,544
3.95%, 03/10/25 (Call 01/10/25)(b)	450	437,567
4.00%, 07/15/25 (Call 06/15/25)(b)	47	45,586
4.20%, 04/01/27 (Call 01/01/27)(b)	125	119,895
4.40%, 07/01/27 (Call 06/01/27)(b)	431	416,143
4.45%, 01/29/26 (Call 11/29/25)(b)	249	242,939
5.70%, 02/01/28 (Call 01/01/28)(b)	350	353,983
5.88%, 11/15/27 (Call 10/15/27)(b)	360	366,538
Series 144A, 5.55%, 05/01/28 (Call 04/01/28)(b)	200	201,198
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	340	300,951
5.45%, 05/03/28 (Call 04/03/28)(b)	200	200,136

		5,900,795

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	355	306,731

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	50	47,355
3.40%, 03/01/25 (Call 12/01/24)	863	842,719
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	363	358,031
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/24)(b)	155	148,845

		1,396,950

Total Corporate Bonds & Notes — 36.6% (Cost: $1,822,871,455)		1,729,954,118

Foreign Government and Agency Obligations(j)

Angola — 0.0%
Angolan Government International Bond, 9.50%, 11/12/25(d)	300	296,142

Security	Par (000)	Value

Argentina — 0.0%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(d)	$200	$169,282
Provincia de Cordoba
6.88%, 12/10/25(d)(g)	300	242,931
6.99%, 06/01/27(c)(d)(g)	200	140,100

		552,313

Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	200	184,750
5.96%, 01/05/26(d)	200	199,990
7.00%, 01/26/26(d)	800	821,520
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	200	198,026
CBB International Sukuk Programme Co.
3.95%, 09/16/27(d)	200	192,020
4.50%, 03/30/27(d)	400	389,580
6.25%, 11/14/24(d)	600	603,402

		2,589,288

Belarus — 0.0%
Republic of Belarus International Bond, 5.88%, 02/24/26(d)	200	93,000

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	200	113,064

Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25	800	765,528
4.25%, 01/07/25	1,600	1,582,048
4.63%, 01/13/28 (Call 10/13/27)	1,000	979,850
6.00%, 04/07/26	825	855,393
8.75%, 02/04/25	300	318,474
10.13%, 05/15/27(c)	400	469,804

		4,971,097

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	815	744,584
1.63%, 01/22/25	1,985	1,900,518
2.88%, 04/28/25	255	248,941
CDP Financial Inc.
0.88%, 06/10/25(b)(c)	1,190	1,107,319
1.00%, 05/26/26(b)	400	364,364
CPPIB Capital Inc.
0.88%, 09/09/26(b)	965	871,366
1.25%, 03/04/25(b)	835	788,841
4.13%, 10/21/24(b)	5	4,965
Export Development Canada
3.00%, 05/25/27	20	19,444
3.38%, 08/26/25	315	310,896
3.88%, 02/14/28	5	5,043
Hydro-Quebec, Series IO, 8.05%, 07/07/24	595	616,206
OMERS Finance Trust, 2.50%, 05/02/24(b)	365	356,631
Ontario Teachers’ Finance Trust
0.88%, 09/21/26(b)(c)	950	852,957
1.38%, 04/15/25(b)	410	386,659
Province of Alberta Canada
1.00%, 05/20/25	2,787	2,608,202
1.88%, 11/13/24	1,052	1,011,403
Province of British Columbia Canada 0.90%, 07/20/26	1,565	1,424,792

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
2.25%, 06/02/26	$750	$713,602
6.50%, 01/15/26(c)	305	322,977
Series 10, 1.75%, 09/27/24	785	755,822
Province of Manitoba Canada
2.13%, 06/22/26	695	657,262
3.05%, 05/14/24	684	671,948
Province of Ontario Canada
0.63%, 01/21/26	1,776	1,621,630
1.05%, 04/14/26	677	622,021
1.05%, 05/21/27	40	35,809
2.30%, 06/15/26(c)	932	886,556
2.50%, 04/27/26	997	955,624
3.10%, 05/19/27	1,535	1,490,669
3.20%, 05/16/24	778	765,412
Province of Quebec Canada
0.60%, 07/23/25	1,977	1,832,145
2.50%, 04/20/26	1,007	966,962
2.75%, 04/12/27	245	235,212
Series QO, 2.88%, 10/16/24	1,035	1,011,226
Series QX, 1.50%, 02/11/25	1,373	1,306,835
Province of Saskatchewan Canada, 3.25%, 06/08/27	10	9,762
PSP Capital Inc., 1.00%, 06/29/26(b)(c)	250	227,153

		28,711,758

Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27 (Call 12/31/26)	600	567,060
3.13%, 03/27/25(c)	200	195,678
3.13%, 01/21/26	400	388,760
3.24%, 02/06/28 (Call 11/06/27)	600	574,980

		1,726,478

China — 0.1%
China Development Bank, 1.00%, 10/27/25(d)	400	367,120
China Development Bank/Hong Kong, 0.63%, 09/09/24(d)	200	189,606
China Government International Bond
0.55%, 10/21/25(d)	1,400	1,283,618
0.75%, 10/26/24(d)	200	190,272
1.25%, 10/26/26	400	365,076
1.95%, 12/03/24(d)	750	724,545
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	768,824
3.38%, 03/14/27(d)	200	195,588
3.63%, 07/31/24(d)	600	592,224

		4,676,873

Colombia — 0.0%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	800	720,248
4.50%, 01/28/26 (Call 10/28/25)	600	568,998
8.13%, 05/21/24	187	190,789

		1,480,035

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.38%, 04/30/25(d)	200	196,182

Denmark — 0.0%
Kommunekredit
0.50%, 01/28/26(d)	200	181,948
0.63%, 06/10/25(d)	1,000	927,500

		1,109,448

Security	Par (000)	Value

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25(d)	$475	$470,468
5.95%, 01/25/27(d)	700	695,646
6.88%, 01/29/26(d)	700	714,084

		1,880,198

Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	800	514,304
5.25%, 10/06/25(d)	400	275,124
5.75%, 05/29/24(d)	450	374,530
5.80%, 09/30/27(d)	200	122,638
5.88%, 06/11/25(d)	600	432,198
6.59%, 02/21/28(d)	400	246,280
7.50%, 01/31/27(d)	600	402,300
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(b)(c)	600	494,934

		2,862,308

El Salvador — 0.0%
El Salvador Government International Bond, 6.38%, 01/18/27(d)	325	203,291

Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(d)	270	188,374

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	200	214,018
Finnvera OYJ, 1.63%, 10/23/24(b)	740	710,163
Kuntarahoitus OYJ, 0.63%, 03/20/26(b)	200	181,862

		1,106,043

France — 0.1%
Agence Francaise de Developpement EPIC, 4.00%, 09/21/27(d)	600	600,534
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	1,550	1,420,854
0.63%, 02/18/26(b)	5	4,560
4.00%, 01/25/26(b)	475	475,114
SFIL SA, 0.63%, 02/09/26(d)	600	545,112

		3,046,174

Gabon — 0.0%
Gabon Government International Bond, 6.95%, 06/16/25(d)	400	369,172

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(d)	300	269,544

Germany — 0.1%
FMS Wertmanagement, 0.38%, 05/06/24(d)	200	191,426
Land Nordrhein Westfalen, 2.25%, 04/16/25(d)	1,600	1,537,184
State of North Rhine-Westphalia, 3.88%, 01/15/25(d)	200	198,038
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	200	183,404

		2,110,052

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(h)(i)(k)	200	68,070
6.38%, 02/11/27(d)(h)(i)	800	300,128
7.88%, 03/26/27(d)(i)	200	77,224
8.13%, 01/18/26(d)(h)(i)	400	159,892

		605,314

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	$200	$193,120
4.50%, 05/03/26(d)	400	391,168

		584,288

Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(d)	350	314,216

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)(c)	600	553,662
2.10%, (Call 03/08/26), (5-year CMT + 4.697%)(a)(d)(e)	400	368,528
4.75%, 01/12/28 (Call 11/12/27)(b)(c)	400	408,776
Hong Kong Government International Bond
0.63%, 02/02/26(b)	800	729,168
2.50%, 05/28/24(b)	400	392,004
4.50%, 01/11/28(b)	200	205,710
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	194,922

		2,852,770

India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(d)	600	569,634
3.88%, 02/01/28(d)	200	190,786

		760,420

Indonesia — 0.2%
Indonesia Government International Bond
3.50%, 01/11/28	600	579,198
3.85%, 07/18/27(d)	400	392,924
4.13%, 01/15/25(d)	800	797,376
4.15%, 09/20/27 (Call 06/20/27)	300	297,834
4.35%, 01/08/27(d)	400	399,908
4.55%, 01/11/28 (Call 12/11/27)	400	403,552
4.75%, 01/08/26(d)	800	810,576
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	600	551,592
2.30%, 06/23/25(d)	450	431,262
3.90%, 08/20/24(d)	200	199,050
4.15%, 03/29/27(c)(d)	800	799,008
4.33%, 05/28/25(d)	700	701,764
4.35%, 09/10/24(c)(d)	600	601,302
4.40%, 06/06/27(d)	800	802,944
4.40%, 03/01/28(d)	200	201,180
4.55%, 03/29/26(d)	600	604,398

		8,573,868

Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28 (Call 06/12/23)(d)	625	584,037

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	380,319
Israel Government International Bond
2.88%, 03/16/26	400	382,684
3.25%, 01/17/28	200	189,016

		952,019

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	905	864,492
1.25%, 02/17/26	1,305	1,173,339
2.38%, 10/17/24	1,035	992,441

		3,030,272

Security	Par (000)	Value

Jamaica — 0.0%
Jamaica Government International Bond, 6.75%, 04/28/28	$400	$421,472

Japan — 0.3%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	200	192,364
1.88%, 10/02/24(d)	500	480,895
3.25%, 04/28/27(b)(c)	1,290	1,249,326
Japan Bank for International Cooperation
0.63%, 07/15/25	1,007	929,391
1.75%, 10/17/24	370	355,022
2.25%, 11/04/26	425	398,633
2.38%, 04/20/26	875	831,093
2.50%, 05/23/24	1,150	1,121,986
2.50%, 05/28/25	1,395	1,340,804
2.75%, 01/21/26(c)	1,070	1,030,046
2.75%, 11/16/27	500	473,190
2.88%, 04/14/25	390	378,214
2.88%, 06/01/27	230	219,413
2.88%, 07/21/27	520	495,706
3.00%, 05/29/24	395	387,365
4.25%, 01/26/26	505	506,106
Japan International Cooperation Agency, 3.25%, 05/25/27	970	936,098

		11,325,652

Jersey — 0.0%
IDB Trust Services Ltd.
1.81%, 02/26/25(d)	800	758,224
1.96%, 10/02/24(d)	500	480,350

		1,238,574

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	200	192,212
5.75%, 01/31/27(d)	400	382,328
6.13%, 01/29/26(d)	400	392,952
7.75%, 01/15/28(d)	200	203,028

		1,170,520

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	445	445,975
5.13%, 07/21/25(d)	1,000	1,030,220

		1,476,195

Kenya — 0.0%
Republic of Kenya Government International Bond
6.88%, 06/24/24(d)	700	604,807
7.00%, 05/22/27(d)	400	321,228
7.25%, 02/28/28(d)	400	306,940

		1,232,975

Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	1,600	1,576,656

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(h)(i)	200	11,940
6.25%, 11/04/24(d)(h)(i)	300	17,913
6.25%, 06/12/25(d)(h)(i)	200	11,976
6.60%, 11/27/26(d)(h)(i)	400	24,000
6.75%, 11/29/27(d)(h)(i)	370	22,311
6.85%, 03/23/27(d)(h)(i)	383	22,946

		111,086

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(d)	$200	$181,060
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	352	344,798
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	350	341,656

		867,514

Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	600	579,948
3.90%, 04/27/25 (Call 03/27/25)	300	296,601
4.13%, 01/21/26	800	789,104
4.15%, 03/28/27	1,000	990,090
5.40%, 02/09/28 (Call 01/09/28)	600	619,770

		3,275,513

Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(d)	200	166,054
5.13%, 04/07/26(d)	400	367,832
8.65%, 01/19/28(d)	200	201,770

		735,656

Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	400	354,888
5.95%, 03/08/28(b)	400	411,332

		766,220

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	400	381,048

Netherlands — 0.0%
Nederlandse Waterschapsbank NV, 0.50%, 12/02/25(b)	45	41,151

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27(d)	600	477,828
7.63%, 11/21/25(d)	600	543,348

		1,021,176

Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	800	734,424
0.88%, 03/12/25(b)	590	554,317
1.50%, 01/20/27(b)(c)	1,140	1,047,216
2.00%, 06/19/24(b)	1,005	975,734

		3,311,691

Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	1,000	980,620
4.88%, 02/01/25(d)	400	396,112
5.38%, 03/08/27(d)	1,000	998,580
5.63%, 01/17/28(d)	800	807,176
6.75%, 10/28/27(d)	600	633,102
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	700	691,327
5.93%, 10/31/25(d)	600	613,632

		5,120,549

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(d)	800	288,400
6.88%, 12/05/27(d)	400	140,136
8.25%, 09/30/25(d)	200	82,036

		510,572

Security	Par (000)	Value

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(c)(d)	$200	$185,112
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	505	495,269
3.75%, 04/17/26(c)(d)	700	670,474
3.88%, 03/17/28 (Call 12/17/27)	400	386,048
7.13%, 01/29/26	500	530,970
8.88%, 09/30/27	350	408,793

		2,676,666

Paraguay — 0.0%
Paraguay Government International Bond
4.70%, 03/27/27(d)	200	196,468
5.00%, 04/15/26(d)	200	198,836

		395,304

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(d)	200	172,044
Fondo MIVIVIENDA SA, 4.63%, 04/12/27 (Call 03/12/27)(d)	150	143,919
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	375	354,247
7.35%, 07/21/25	900	949,230

		1,619,440

Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	1,000	946,730
3.23%, 03/29/27	200	192,388
5.17%, 10/13/27	200	207,822
5.50%, 03/30/26	200	206,568
9.50%, 10/21/24	200	214,130
10.63%, 03/16/25	700	780,724

		2,548,362

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	679	662,894
5.50%, 11/16/27 (Call 08/16/27)	600	629,916

		1,292,810

Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,400	1,366,750
3.40%, 04/16/25(d)	800	784,472
4.50%, 04/23/28(d)	1,000	1,025,510

		3,176,732

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	600	548,238
5.25%, 11/25/27(d)	400	396,012
6.63%, 02/17/28(d)	500	521,170

		1,465,420

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 3.63%, 04/20/27(d)	2,300	2,260,923
Saudi Government International Bond
2.50%, 02/03/27(d)	600	567,456
2.90%, 10/22/25(d)	1,000	968,210
3.25%, 10/26/26(d)	2,000	1,944,700
3.63%, 03/04/28(d)	1,600	1,556,160
4.00%, 04/17/25(d)	1,600	1,587,984

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
4.75%, 01/18/28(d)	$800	$815,280

		9,700,713

South Africa — 0.0%
Republic of South Africa Government International Bond
4.85%, 09/27/27	200	190,262
4.88%, 04/14/26	600	581,370
5.88%, 09/16/25	800	798,936

		1,570,568

South Korea — 0.3%
Export-Import Bank of Korea
0.63%, 06/29/24	200	190,728
0.63%, 02/09/26	410	368,328
0.75%, 09/21/25	400	365,196
1.13%, 03/24/26(d)	200	181,394
1.13%, 12/29/26	400	354,052
1.25%, 01/18/25	200	188,862
1.63%, 01/18/27	600	545,682
1.88%, 02/12/25	800	762,584
2.38%, 06/25/24	200	194,700
2.38%, 04/21/27	400	372,268
2.63%, 05/26/26	800	755,952
2.88%, 01/21/25	900	873,675
3.25%, 11/10/25	200	193,438
4.25%, 09/15/27	200	199,966
5.00%, 01/11/28	400	412,412
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	180,742
Industrial Bank of Korea
0.63%, 09/17/24(d)	200	189,184
1.04%, 06/22/25(d)	200	184,662
2.13%, 10/23/24(d)	200	192,686
Korea Development Bank (The)
0.40%, 06/19/24	400	380,976
1.25%, 06/03/25(d)	800	746,080
1.38%, 04/25/27	200	179,134
1.75%, 02/18/25	500	475,430
4.38%, 02/15/28	200	200,952
Korea Electric Power Corp.
3.63%, 06/14/25(d)	200	195,460
4.00%, 06/14/27(d)	200	196,804
Korea Expressway Corp., 1.13%, 05/17/26(c)(d)	400	358,752
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	600	540,480
3.25%, 06/15/25(d)	200	193,318
Korea International Bond
2.00%, 06/19/24	200	194,570
2.75%, 01/19/27	200	192,222
5.63%, 11/03/25	200	204,898
Korea Mine Rehabilitation & Mineral Resources Corp., 1.75%, 04/15/26(d)	400	361,456
Korea National Oil Corp.
0.88%, 10/05/25(d)	1,000	909,390
1.25%, 04/07/26(d)	400	361,400
1.75%, 04/18/25(d)	200	188,418
3.38%, 03/27/27(d)	200	192,000
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	200	182,688
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	200	180,408
Korea Water Resources Corp, 3.50%, 04/27/25(d)	200	194,840

		13,336,187

Security	Par (000)	Value

Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(h)(i)	$400	$142,308
6.20%, 05/11/27(d)(h)(i)	200	65,836
6.35%, 06/28/24(d)(h)(i)	400	133,224
6.83%, 07/18/26(d)(h)(i)	400	142,768
6.85%, 11/03/25(d)(h)(i)	810	286,529

		770,665

Supranational — 1.9%
Africa Finance Corp.
3.13%, 06/16/25(d)	200	185,852
4.38%, 04/17/26(d)	200	188,076
African Development Bank
0.88%, 03/23/26	1,214	1,114,683
0.88%, 07/22/26	1,276	1,161,198
3.38%, 07/07/25	187	184,599
4.38%, 11/03/27	310	318,559
African Export-Import Bank (The)
2.63%, 05/17/26 (Call 04/17/26)(b)	25	22,540
4.13%, 06/20/24(d)	225	218,804
Arab Petroleum Investments Corp., 1.26%, 02/10/26(d)	800	732,408
Asian Development Bank
0.38%, 06/11/24	1,183	1,129,670
0.38%, 09/03/25	1,997	1,839,097
0.50%, 02/04/26	2,045	1,867,003
0.63%, 10/08/24	447	423,680
0.63%, 04/29/25	2,492	2,324,886
1.00%, 04/14/26	4,430	4,083,264
1.50%, 10/18/24	1,040	997,755
1.50%, 01/20/27	2,170	2,003,257
1.75%, 08/14/26	55	51,663
2.00%, 01/22/25	416	400,596
2.00%, 04/24/26	570	540,685
2.13%, 03/19/25(c)	7	6,745
2.38%, 08/10/27	70	66,265
2.63%, 01/12/27	100	96,181
2.88%, 05/06/25	432	421,304
3.13%, 08/20/27	520	508,274
4.13%, 09/27/24	380	378,476
6.22%, 08/15/27	60	64,726
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	1,474	1,389,820
0.50%, 05/28/25	1,381	1,279,372
0.50%, 01/27/26	432	392,420
2.25%, 05/16/24	1,224	1,194,330
3.38%, 06/29/25	282	276,918
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	340	321,684
Corp. Andina de Fomento, 1.25%, 10/26/24	12	11,337
Council of Europe Development Bank
0.38%, 06/10/24	252	240,577
0.88%, 09/22/26	526	477,019
1.38%, 02/27/25	65	61,753
3.00%, 06/16/25	185	180,634
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,592	1,478,395
0.50%, 11/25/25	77	70,654
0.50%, 01/28/26	322	294,067
1.50%, 02/13/25	969	924,097
1.63%, 09/27/24	1,193	1,147,797

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
European Investment Bank
0.38%, 12/15/25	$1,672	$1,529,027
0.38%, 03/26/26	2,067	1,874,500
0.63%, 07/25/25	1,992	1,852,819
0.75%, 10/26/26	1,700	1,535,729
1.38%, 03/15/27	250	229,283
1.63%, 03/14/25	2,349	2,242,849
1.88%, 02/10/25	1,974	1,896,106
2.13%, 04/13/26	305	290,854
2.25%, 06/24/24	713	694,676
2.38%, 05/24/27	50	47,602
2.50%, 10/15/24(c)	47	45,801
2.75%, 08/15/25	245	238,846
3.25%, 11/15/27	210	206,779
European Stability Mechanism
0.38%, 09/10/25(b)	5	4,598
1.38%, 09/11/24(b)(c)	855	820,261
Inter-American Development Bank
0.50%, 09/23/24	287	271,881
0.63%, 07/15/25	2,274	2,115,252
0.63%, 09/16/27	70	61,503
0.88%, 04/03/25	1,212	1,138,650
0.88%, 04/20/26	3,135	2,876,676
1.50%, 01/13/27	25	23,087
1.75%, 03/14/25	1,892	1,809,301
2.00%, 06/02/26	691	653,631
2.00%, 07/23/26	250	236,293
2.13%, 01/15/25	1,618	1,562,114
2.38%, 07/07/27(c)	60	56,978
3.25%, 07/01/24	92	90,649
7.00%, 06/15/25	47	49,614
Inter-American Investment Corp.
1.75%, 10/02/24(d)	777	747,280
4.13%, 02/15/28	400	404,180
International Bank for Reconstruction & Development
0.38%, 07/28/25	6,626	6,121,430
0.50%, 10/28/25	2,795	2,571,624
0.63%, 04/22/25	4,325	4,037,863
0.75%, 03/11/25	1,991	1,869,788
0.75%, 11/24/27	695	610,731
0.85%, 02/10/27 (Call 05/10/23)	10	8,810
0.88%, 07/15/26	15	13,701
1.50%, 08/28/24	1,189	1,144,282
1.63%, 01/15/25	1,601	1,533,086
1.88%, 10/27/26	368	345,320
2.13%, 03/03/25	252	242,948
2.50%, 11/25/24	874	850,288
2.50%, 07/29/25	2,294	2,223,528
2.50%, 11/22/27	20	19,034
3.13%, 11/20/25	558	547,365
3.13%, 06/15/27	3,700	3,624,002
International Finance Corp.
0.38%, 07/16/25	1,543	1,428,293
0.75%, 10/08/26	15	13,553
1.38%, 10/16/24	1,226	1,174,655
2.13%, 04/07/26	47	44,790
3.63%, 09/15/25	47	46,719
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,275	1,171,470
Nordic Investment Bank
0.38%, 09/11/25	775	713,271

Security	Par (000)	Value

Supranational (continued)
2.25%, 05/21/24	$975	$951,639
2.63%, 04/04/25	200	194,364
3.38%, 09/08/27	200	197,432

		88,377,925

Sweden — 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	200	189,698
0.50%, 08/26/25	1,197	1,101,156
0.63%, 10/07/24	205	193,901
0.63%, 05/14/25	1,330	1,234,759

		2,719,514

Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	200	183,700

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(d)	400	392,704

Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(d)	428	218,562

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	400	382,380
5.13%, 06/22/26(d)	1,300	1,183,000
7.25%, 02/24/27(d)	1,000	961,310
9.76%, 11/13/25(d)	1,000	1,027,350
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	200	181,208
Turkey Government International Bond
4.25%, 03/13/25(c)	800	742,152
4.25%, 04/14/26	600	535,812
4.75%, 01/26/26	600	546,708
4.88%, 10/09/26	1,200	1,075,260
5.13%, 02/17/28	400	348,900
5.60%, 11/14/24	1,000	961,640
6.00%, 03/25/27(c)	1,400	1,289,764
6.35%, 08/10/24(c)	900	882,144
6.38%, 10/14/25	1,000	950,360
7.38%, 02/05/25(c)	1,144	1,127,469
8.60%, 09/24/27	800	800,872
9.88%, 01/15/28	1,400	1,448,860
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	400	360,676
6.13%, 05/03/24(d)	200	195,192
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	177,626

		15,178,683

Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(d)(h)(i)	704	134,253
7.75%, 09/01/26(d)(i)	700	120,029
7.75%, 09/01/27(d)(i)	500	86,940
8.99%, 02/01/26(d)(h)(i)	400	69,820

		411,042

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
2.13%, 09/30/24(d)	1,200	1,155,552
2.50%, 04/16/25(d)	1,000	965,980
3.13%, 05/03/26(d)	1,000	971,030
3.13%, 10/11/27(d)	1,800	1,742,292
RAK Capital, 3.09%, 03/31/25(d)	500	483,400

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	$200	$195,978
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	365,172
3.85%, 04/03/26(d)	800	770,352
4.23%, 03/14/28(d)	200	191,526

		6,841,282

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	600	606,252
4.50%, 08/14/24(c)	200	200,826

		807,078

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	454	443,381

Zambia — 0.0%
Zambia Government International Bond, 8.97%, 07/30/27(d)(i)	600	278,214

Total Foreign Government and Agency Obligations — 5.6% (Cost: $284,060,739)		265,797,210

Municipal Debt Obligations

California — 0.0%
California Earthquake Authority, 5.60%, 07/01/27	200	203,829
University of California RB, Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	65,347

		269,176

Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.26%, 07/01/25	650	607,212

New York — 0.0%
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	500	496,518

Total Municipal Debt Obligations — 0.0% (Cost: $1,421,913)		1,372,906

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	283	268,850
2.50%, 08/01/31	259	245,514
2.50%, 10/01/31	587	555,251
2.50%, 12/01/31	327	309,508
2.50%, 02/01/32	392	371,039
2.50%, 01/01/33	1,034	969,842
3.00%, 05/01/29	9,837	9,538,201
3.00%, 05/01/30	258	248,474
3.00%, 06/01/30	22	21,315
3.00%, 07/01/30	199	191,787
3.00%, 12/01/30	291	280,052
3.00%, 05/01/31	103	99,212
3.00%, 06/01/31	71	68,364
3.50%, 05/01/32	57	55,609
3.50%, 09/01/32	47	45,182
3.50%, 07/01/33	107	104,912
3.50%, 06/01/34	499	486,043

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.91%, 02/01/45, (12-mo. LIBOR US + 1.622%)(a)	$9	$8,988
4.00%, 05/01/33	98	96,472
Federal National Mortgage Association
3.83%, 12/01/44, (12-mo. LIBOR US + 1.576%)(a)	7	7,002
4.17%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	35	34,218
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	47	46,442
Series 2016-M3, Class A2, 2.70%, 02/25/26	4,475	4,288,098
Series 2019-M25, Class A1, 2.14%, 11/25/29	286	277,189
Freddie Mac Multifamily Structured Pass Through Certificates
Series K036, Class A2, 3.53%, 10/25/23 (Call 11/25/23)(a)	481	476,055
Series K042, Class A2, 2.67%, 12/25/24 (Call 12/25/24)	5,000	4,847,784
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	1,347	1,313,819
Series K049, Class A2, 3.01%, 07/25/25 (Call 08/25/25)	1,129	1,094,610
Series K051, Class A2, 3.31%, 09/25/25 (Call 10/25/25)	1,622	1,580,715
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	1,000	966,440
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	2,702	2,625,241
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	460	423,580
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	450	400,418
Series K724, Class A2, 3.06%, 11/25/23 (Call 12/25/23)(a)	1,264	1,255,176
Series K729, Class A1, 2.95%, 02/25/24 (Call 11/25/24)	202	202,410
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	2,205	1,945,849
1.50%, 03/01/36	2,399	2,112,156
1.50%, 10/01/36	2,380	2,098,112
1.50%, 11/01/36	2,011	1,771,488
1.50%, 02/01/37	20,866	18,368,845
1.50%, 03/01/37	9,456	8,304,260
1.50%, 08/01/37	1,664	1,465,218
1.50%, 05/16/38(l)	6,100	5,365,141
2.00%, 10/01/35	10,092	9,141,031
2.00%, 11/01/35	3,372	3,060,461
2.00%, 12/01/35	6,577	5,957,361
2.00%, 02/01/36	20,703	18,763,742
2.00%, 03/01/36	7,270	6,579,444
2.00%, 04/01/36	12,383	11,195,135
2.00%, 05/01/36	12,672	11,456,032
2.00%, 06/01/36	1,025	926,749
2.00%, 06/01/36(m)	13,202	11,935,544
2.00%, 07/01/36	7,435	6,721,793
2.00%, 08/01/36	783	707,507
2.00%, 10/01/36	1,735	1,568,403
2.00%, 11/01/36	11,915	10,771,519
2.00%, 12/01/36	10,830	9,790,531
2.00%, 01/01/37	18,763	16,962,471
2.00%, 02/01/37	4,855	4,389,182
2.00%, 05/16/38(l)	750	676,875
2.50%, 07/01/28	356	339,048
2.50%, 12/01/29	85	81,544
2.50%, 03/01/30	48	45,444

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/30	$58	$55,514
2.50%, 08/01/30	171	162,318
2.50%, 12/01/30	29	27,153
2.50%, 01/01/31	24	23,018
2.50%, 05/01/31	497	469,672
2.50%, 08/01/31	702	664,255
2.50%, 09/01/31	533	503,625
2.50%, 10/01/31	2,569	2,435,296
2.50%, 12/01/31	816	771,898
2.50%, 01/01/32	3,689	3,488,121
2.50%, 02/01/32	669	632,759
2.50%, 03/01/32	631	596,428
2.50%, 04/01/32	4,486	4,241,989
2.50%, 07/01/32	4,974	4,703,609
2.50%, 10/01/32	95	88,838
2.50%, 01/01/33	768	726,291
2.50%, 07/01/35	6,706	6,247,377
2.50%, 10/01/35	8,482	7,902,121
2.50%, 03/01/36	1,520	1,413,147
2.50%, 05/01/36	9,911	9,211,927
2.50%, 06/01/36	248	230,617
2.50%, 07/01/36	601	558,336
2.50%, 08/01/36	2,995	2,784,049
2.50%, 04/01/37	1,861	1,728,064
2.50%, 05/01/37	525	487,201
2.50%, 05/16/38(l)	675	627,249
3.00%, 10/01/27	28	26,946
3.00%, 10/01/28	125	121,438
3.00%, 11/01/28	138	133,508
3.00%, 03/01/30	4,288	4,154,402
3.00%, 04/01/30	65	62,917
3.00%, 07/01/30	43	41,449
3.00%, 08/01/30	152	145,742
3.00%, 09/01/30	229	219,939
3.00%, 10/01/30	123	118,381
3.00%, 11/01/30	26	25,458
3.00%, 12/01/30	103	98,724
3.00%, 01/01/31	1,435	1,380,431
3.00%, 02/01/31	727	700,106
3.00%, 03/01/31	157	151,104
3.00%, 04/01/31	79	74,738
3.00%, 06/01/31	460	442,842
3.00%, 07/01/31	489	470,034
3.00%, 09/01/31	149	143,004
3.00%, 10/01/31	26	24,826
3.00%, 01/01/32	488	469,432
3.00%, 02/01/32	1,612	1,549,818
3.00%, 03/01/32	143	137,194
3.00%, 06/01/32	472	454,313
3.00%, 08/01/32	293	281,513
3.00%, 11/01/32	482	462,897
3.00%, 12/01/32	790	759,654
3.00%, 02/01/33	534	513,064
3.00%, 10/01/33	559	535,981
3.00%, 07/01/34	249	237,759
3.00%, 09/01/34	3,821	3,650,409
3.00%, 11/01/34	406	387,396
3.00%, 10/01/35	528	504,053
3.00%, 03/25/37(l)	2,453	2,331,606
3.00%, 07/01/37	892	848,565

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/27	$4	$4,385
3.50%, 12/01/29	11	10,861
3.50%, 07/01/30	120	116,987
3.50%, 10/01/30	54	52,582
3.50%, 11/01/30	6	6,314
3.50%, 03/01/31	76	74,346
3.50%, 06/01/31	126	123,302
3.50%, 01/01/32	70	68,767
3.50%, 05/01/32	113	110,259
3.50%, 06/01/32	138	134,504
3.50%, 07/01/32	35	34,504
3.50%, 08/01/32	35	33,536
3.50%, 09/01/32	221	215,811
3.50%, 10/01/32	35	33,454
3.50%, 11/01/32	24	22,849
3.50%, 03/01/33	374	365,349
3.50%, 04/01/33	474	459,190
3.50%, 05/01/33	295	287,340
3.50%, 06/01/33	518	505,765
3.50%, 02/01/34	3,898	3,802,844
3.50%, 07/01/34	700	682,401
3.50%, 08/01/34	512	498,389
3.50%, 01/01/35	408	396,992
3.50%, 05/16/38(l)	3,174	3,073,201
4.00%, 07/01/29	46	44,827
4.00%, 07/01/32	156	153,153
4.00%, 05/01/33	219	215,529
4.00%, 06/01/33	105	103,866
4.00%, 07/01/33	68	67,071
4.00%, 12/01/33	408	401,075
4.00%, 05/16/38(l)	4,554	4,469,509
4.50%, 05/16/38(l)	112	111,234
5.00%, 05/16/38(l)	178	178,686

		295,604,094

U.S. Government Agency Obligations — 1.2%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	35	33,769
Federal Home Loan Banks
1.50%, 08/15/24	260	249,876
2.13%, 06/09/23	300	298,974
3.38%, 09/08/23	1,105	1,098,492
Federal Home Loan Mortgage Corp.
0.25%, 08/24/23	10,000	9,842,100
0.25%, 12/04/23	2,470	2,402,100
2.75%, 06/19/23	4,195	4,182,583
Federal National Mortgage Association
0.25%, 07/10/23	15,000	14,864,100
0.50%, 06/17/25	13,000	12,052,040
0.63%, 04/22/25	200	186,518
1.75%, 07/02/24	6,850	6,631,142
2.50%, 02/05/24	705	691,993
2.63%, 09/06/24	2,550	2,486,250
2.88%, 09/12/23	800	793,728

		55,813,665

U.S. Government Obligations — 47.3%
U.S. Treasury Note/Bond
0.25%, 05/15/24	4,000	3,815,781
0.25%, 06/15/24	4,000	3,806,250
0.25%, 05/31/25	12,000	11,101,875

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 07/31/25	$16,460	$15,161,203
0.25%, 08/31/25	12,000	11,026,875
0.25%, 09/30/25	12,400	11,384,750
0.25%, 10/31/25	5,700	5,213,273
0.38%, 04/15/24	500	479,316
0.38%, 07/15/24	15,400	14,641,430
0.38%, 08/15/24	25,500	24,176,191
0.38%, 09/15/24	48,800	46,161,750
0.38%, 04/30/25	13,100	12,180,953
0.38%, 12/31/25	7,200	6,588,563
0.38%, 01/31/26	17,550	15,996,551
0.38%, 09/30/27	17,100	14,887,687
0.50%, 03/31/25	16,800	15,704,719
0.50%, 02/28/26	21,000	19,172,344
0.50%, 04/30/27	18,000	15,944,062
0.50%, 05/31/27	14,000	12,368,125
0.50%, 06/30/27	9,570	8,437,301
0.50%, 08/31/27	10,600	9,302,328
0.50%, 10/31/27	23,100	20,181,820
0.63%, 10/15/24	28,900	27,360,172
0.63%, 07/31/26	29,850	27,067,887
0.63%, 11/30/27	25,000	21,933,594
0.75%, 11/15/24	42,320	40,065,137
0.75%, 03/31/26	20,000	18,385,938
0.75%, 04/30/26	21,620	19,804,258
0.75%, 05/31/26	27,080	24,750,697
0.75%, 08/31/26	47,500	43,158,203
0.88%, 06/30/26	22,800	20,901,187
0.88%, 09/30/26	146,650	133,646,270
1.00%, 12/15/24	46,000	43,642,500
1.13%, 01/15/25	29,400	27,898,992
1.13%, 02/28/25	18,000	17,047,266
1.13%, 10/31/26	22,800	20,910,094
1.13%, 02/28/27	6,400	5,840,000
1.13%, 02/29/28	20,000	17,875,000
1.25%, 08/31/24	3,200	3,064,875
1.25%, 11/30/26	62,780	57,762,505
1.25%, 12/31/26	24,950	22,916,965
1.25%, 03/31/28	20,000	17,954,688
1.38%, 01/31/25	9,000	8,575,312
1.38%, 08/31/26	8,860	8,221,111
1.50%, 09/30/24	11,500	11,040,000
1.50%, 10/31/24	15,000	14,374,805
1.50%, 11/30/24	19,230	18,408,218
1.50%, 02/15/25	22,300	21,268,625
1.50%, 08/15/26	28,700	26,769,477
1.50%, 01/31/27	35,700	33,053,180
1.63%, 02/15/26	19,000	17,919,375
1.63%, 05/15/26	18,000	16,918,594
1.63%, 10/31/26	30,000	28,024,219
1.75%, 06/30/24	6,500	6,286,719
1.75%, 12/31/24	17,180	16,492,129
1.75%, 03/15/25	19,900	19,048,031
1.75%, 12/31/26	10,000	9,359,375
1.88%, 08/31/24	17,260	16,668,036
1.88%, 02/28/27	28,000	26,263,125
2.00%, 04/30/24	500	486,152
2.00%, 05/31/24	1,250	1,213,184
2.00%, 06/30/24	2,000	1,939,844
2.00%, 02/15/25	22,500	21,655,371

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 08/15/25	$11,600	$11,111,531
2.00%, 11/15/26	35,000	33,088,672
2.13%, 07/31/24	13,900	13,481,914
2.13%, 09/30/24	10,800	10,460,391
2.13%, 11/30/24	7,800	7,539,797
2.13%, 05/15/25	9,000	8,659,687
2.25%, 04/30/24	700	682,281
2.25%, 10/31/24	7,200	6,976,969
2.25%, 11/15/24	19,600	18,982,906
2.25%, 12/31/24	4,000	3,870,313
2.25%, 11/15/25	10,000	9,612,500
2.25%, 03/31/26	4,000	3,837,813
2.25%, 02/15/27	22,300	21,233,781
2.25%, 08/15/27	20,350	19,292,754
2.25%, 11/15/27	20,900	19,765,195
2.38%, 08/15/24	23,400	22,761,070
2.38%, 05/15/27	23,450	22,380,094
2.50%, 04/30/24	500	488,633
2.50%, 05/15/24	2,700	2,636,402
2.50%, 05/31/24	2,000	1,951,641
2.50%, 01/31/25	9,300	9,032,262
2.50%, 02/28/26	4,000	3,863,438
2.50%, 03/31/27	31,000	29,747,891
2.63%, 03/31/25	5,250	5,108,291
2.63%, 04/15/25	19,000	18,476,016
2.63%, 01/31/26	8,500	8,241,016
2.63%, 05/31/27	2,000	1,926,563
2.75%, 02/28/25	10,450	10,192,424
2.75%, 05/15/25	13,790	13,439,863
2.75%, 06/30/25	8,000	7,793,125
2.75%, 08/31/25	10,000	9,743,750
2.75%, 04/30/27	32,800	31,754,500
2.75%, 07/31/27	21,440	20,743,200
2.75%, 02/15/28	20,000	19,310,938
2.88%, 04/30/25	11,100	10,842,879
2.88%, 05/31/25	7,000	6,838,672
2.88%, 06/15/25	16,000	15,631,250
2.88%, 07/31/25	6,000	5,861,250
2.88%, 11/30/25	4,900	4,782,859
3.00%, 06/30/24	16,000	15,697,500
3.00%, 07/31/24	14,340	14,062,723
3.00%, 07/15/25	18,000	17,628,750
3.00%, 09/30/25	10,000	9,791,406
3.00%, 10/31/25	8,000	7,832,500
3.13%, 08/15/25	17,300	16,989,141
3.13%, 08/31/27	25,000	24,562,500
3.25%, 06/30/27	25,000	24,669,922
3.50%, 09/15/25	12,200	12,088,484
3.50%, 01/31/28	31,200	31,168,313
3.63%, 03/31/28(c)	25,000	25,134,766
3.88%, 03/31/25	20,000	19,919,531
3.88%, 04/30/25	16,000	15,953,748
3.88%, 11/30/27	30,180	30,620,911
3.88%, 12/31/27	33,000	33,474,375
4.00%, 02/29/28	50,000	51,101,562
4.13%, 01/31/25	18,000	17,971,875
4.13%, 09/30/27	24,000	24,543,750
4.13%, 10/31/27	31,340	32,072,083
4.25%, 09/30/24	2,000	1,994,453
4.25%, 12/31/24	22,400	22,390,375

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
4.25%, 10/15/25	$11,500		$11,595,234
4.38%, 10/31/24	7,880		7,876,614
4.50%, 11/30/24	19,300		19,345,988
4.50%, 11/15/25	5,200		5,278,813
4.63%, 02/28/25	32,500		32,770,410
7.50%, 11/15/24	500		523,203

			2,232,907,718

Total U.S. Government & Agency Obligations — 54.7% (Cost: $2,698,481,858)			2,584,325,477

Common Stocks

Financial Services — 0.0%
HoldCo.(n)	17		—

Health Care Technology — 0.0%
Quincy Health LLC(n)	1		—

Metals & Mining — 0.0%
Foresight Energy LLC(n)	0	(o)	—

Total Common Stocks — 0.0% (Cost $212,146)			—

Preferred Stocks

Financial Services — 0.0%
HoldCo. Preference Shares(n)	0	(o)	—

Total Preferred Stocks — 0.0% (Cost $97)			—

Total Long-Term Investments — 99.2% (Cost: $4,920,429,412)			4,689,250,736

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(p)(q)(r)	22,426		22,432,783
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(p)(q)(s)	47,177		47,176,732

Total Short-Term Securities — 1.5% (Cost: $69,602,475)			69,609,515

Total Investments Before TBA Sales Commitments — 100.7% (Cost: $4,990,031,887)			4,758,860,251

Security	Par (000)	Value

TBA Sales Commitments(l)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
1.50%, 05/16/38	(6,100)	$(5,365,141)
2.00%, 05/16/38	(750)	(676,875)

Total TBA Sales Commitments — (0.1)% (Proceeds: $(6,047,725))		(6,042,016)

Total Investments, Net of TBA Sales Commitments — 100.6% (Cost: $4,983,984,162)		4,752,818,235

Liabilities in Excess of Other Assets — (0.6)%		(28,673,977)

Net Assets — 100.0%		$4,724,144,258

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Zero-coupon bond.
(l)	Represents or includes a TBA transaction.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security represents an investment of TBA cash collateral.
(s)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core 1-5 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$53,200,266	$—	$(30,774,839	)(a)	$(11,113)	$18,469	$22,432,783	22,426	$777,250		$—

BlackRock Cash Funds: Treasury, SL Agency Shares	88,715,321	—	(41,538,589	)(a)	—	—	47,176,732	47,177	405,408	(b)	—

					$(11,113)	$18,469	$69,609,515		$1,182,658		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,886,223	$—	$35,886,223
Collaterized Mortgage Obligations	—	71,914,802	—	71,914,802
Corporate Bonds & Notes	—	1,729,954,118	—	1,729,954,118
Foreign Government and Agency Obligations	—	265,797,210	—	265,797,210
Municipal Debt Obligations	—	1,372,906	—	1,372,906
U.S. Government & Agency Obligations	—	2,584,325,477	—	2,584,325,477
Common Stocks	—	—	—	—
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	69,609,515	—	—	69,609,515
Liabilities
Investments
TBA Sales Commitments	—	(6,042,016)	—	(6,042,016)

	$69,609,515	$4,683,208,720	$—	$4,752,818,235

See notes to financial statements.

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.4%
AGI Finance Pty Ltd., 2.12%, 06/24/27 (Call 03/24/27)	AUD	200	$118,434
APA Infrastructure Ltd.
1.25%, 03/15/33 (Call 12/15/32)(a)	EUR	100	81,283
2.00%, 03/22/27(a)	EUR	100	102,030
3.50%, 03/22/30(a)	GBP	300	328,332
APT Pipelines Ltd., 0.75%, 03/15/29 (Call 12/15/28)(a)	EUR	200	180,848
Aurizon Finance Pty Ltd., 3.00%, 03/09/28 (Call 12/09/27)	AUD	100	58,021
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR	200	214,963
Ausgrid Finance Pty Ltd., 3.75%, 10/30/24 (Call 07/30/24)(a)	AUD	200	131,214
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR	300	262,635
2.60%, 07/31/29	AUD	300	169,708
3.00%, 02/13/24(a)	EUR	200	218,359
AusNet Services Holdings Pty. Ltd., 1.63%, 03/11/81 (Call 09/11/26)(a)(b)	EUR	100	92,035
Australia & New Zealand Banking Group Ltd.
0.45%, 11/22/23(a)	EUR	200	216,733
0.67%, 05/05/31 (Call 05/05/26)(a)(b)	EUR	200	191,078
0.75%, 09/29/26(a)	EUR	700	699,874
3.10%, 02/08/24(a)	AUD	300	197,009
5.10%, 02/03/33 (Call 02/03/28)(a)(b)	EUR	100	108,774
5.91%, 08/12/32 (Call 08/12/27)(b)	AUD	500	335,799
6.74%, 02/10/38 (Call 02/10/33)	AUD	200	139,588
Australia Pacific Airports Melbourne Pty Ltd., 3.76%, 11/25/31 (Call 08/25/31)	AUD	300	176,033
BHP Billiton Finance Ltd.
Series 11, 3.25%, 09/25/24(a)	GBP	150	184,280
Series 12, 4.30%, 09/25/42	GBP	300	336,171
Series 17, 1.50%, 04/29/30 (Call 01/29/30)(a)	EUR	345	328,865
Brisbane Airport Corp. Pty Ltd., 4.50%, 12/30/30 (Call 10/01/30)	AUD	300	187,636
Charter Hall Ltd., 2.09%, 03/03/28 (Call 12/03/27)(a)	AUD	100	55,875
Commonwealth Bank of Australia
0.13%, 10/15/29(a)	EUR	500	448,088
0.50%, 07/27/26(a)	EUR	100	100,328
0.88%, 02/19/29(a)	EUR	400	382,725
1.13%, 01/18/28(a)	EUR	100	97,969
1.94%, 10/03/29 (Call 10/03/24)(a)(b)	EUR	200	210,661
3.00%, 01/11/24(a)	AUD	200	131,347
3.00%, 09/04/26(a)	GBP	100	119,258
4.95%, 04/14/32 (Call 04/14/27)(b)	AUD	600	389,028
6.70%, 03/15/38	AUD	400	276,964
Computershare U.S. Inc., 1.13%, 10/07/31 (Call 07/07/31)(a)	EUR	100	83,934
Lendlease Finance Ltd., 3.70%, 03/31/31 (Call 12/31/30)(a)	AUD	100	53,939
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26 (Call 08/20/26)(a)	AUD	200	123,223
Macquarie Bank Ltd., 1.75%, 08/07/24(a)	AUD	400	256,440
Macquarie Group Ltd.
0.63%, 02/03/27(a)	EUR	300	290,647
0.95%, 05/21/31(a)	EUR	300	252,404
2.13%, 10/01/31(a)	GBP	300	290,551

Security		Par (000)	Value

Australia (continued)
National Australia Bank Ltd.
0.00%, 01/06/29(a)(c)	EUR	300	$273,504
0.25%, 05/20/24(a)	EUR	340	361,582
0.30%, 10/31/25(a)	CHF	150	160,465
0.75%, 01/30/26(a)	EUR	200	204,804
1.13%, 05/20/31(a)	EUR	236	218,285
1.70%, 09/15/31 (Call 09/15/26)(a)(b)	GBP	200	212,016
2.25%, 06/06/25(a)	EUR	200	214,586
2.35%, 08/30/29(a)	EUR	200	207,018
2.90%, 02/26/24(a)	AUD	200	131,071
2.90%, 02/25/27	AUD	500	315,618
6.32%, 08/03/32 (Call 08/03/27)(a)(b)	AUD	300	204,692
NBN Co. Ltd., 4.38%, 03/15/33 (Call 12/13/32)	EUR	200	226,419
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30 (Call 06/23/30)(a)	AUD	150	81,290
Optus Finance Pty Ltd., 1.00%, 06/20/29 (Call 03/20/29)(a)	EUR	400	364,747
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(a)	EUR	230	234,371
Pacific National Finance Pty Ltd.
3.80%, 09/08/31 (Call 06/08/31)(a)	AUD	150	78,405
5.25%, 05/19/25	AUD	50	32,575
Qantas Airways Ltd., 2.95%, 11/27/29 (Call 08/27/29)(a)	AUD	250	139,711
Scentre Group Trust 1/Scentre Group Trust 2,
1.45%, 03/28/29 (Call 12/28/28)(a)	EUR	100	91,630
Telstra Corp. Ltd., 1.38%, 03/26/29 (Call 12/26/28)(a)	EUR	300	292,574
Toyota Finance Australia Ltd.
0.25%, 04/09/24(a)	EUR	200	213,952
0.44%, 01/13/28(a)	EUR	500	479,189
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/25 (Call 05/28/25)(a)	EUR	100	105,965
3.00%, 04/08/30 (Call 01/08/30)(a)	EUR	200	207,942
Wesfarmers Ltd., 1.94%, 06/23/28 (Call 03/23/28)(a)	AUD	200	116,443
WestConnex Finance Co. Pty Ltd., 3.15%, 03/31/31 (Call 12/31/30)(a)	AUD	150	83,324
Westpac Banking Corp.
0.38%, 04/02/26(a)	EUR	300	302,501
0.38%, 09/22/36(a)	EUR	300	220,143
0.50%, 05/17/24(a)	EUR	200	213,114
0.50%, 01/16/25(a)	EUR	200	209,167
0.77%, 05/13/31 (Call 05/13/26)(a)(b)	EUR	450	431,617
1.13%, 09/05/27(a)	EUR	320	317,517
1.38%, 05/17/32(a)	EUR	300	277,682
2.40%, 01/25/27	AUD	200	124,101
3.25%, 11/16/23	AUD	100	65,870
3.90%, 08/11/25(a)	AUD	400	263,693
Woolworths Group Ltd., 2.80%, 05/20/30(a)	AUD	300	171,660

			16,472,326

Austria — 0.3%
Autobahnen- und
Schnellstrassen-Finanzierungs-AG, 0.25%, 10/18/24(a)	EUR	400	421,093
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
0.00%, 09/23/30(a)(c)	EUR	100	86,913
0.10%, 05/12/31(a)	EUR	200	171,791
0.63%, 06/19/34(a)	EUR	200	164,529

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Austria (continued)
1.13%, 07/31/28(a)	EUR	300	$297,487
1.75%, 03/08/30(a)	EUR	200	200,352
2.00%, 08/25/32(a)	EUR	300	295,705
Erste Group Bank AG
0.00%, 09/11/29(a)(c)	EUR	200	180,295
0.25%, 01/27/31(a)	EUR	400	339,019
0.50%, 01/12/37(a)	EUR	200	150,537
0.63%, 04/17/26(a)	EUR	200	203,647
0.88%, 05/13/27(a)	EUR	400	392,325
1.00%, 06/10/30 (Call 06/10/25)(a)(b)	EUR	200	198,580
2.50%, 09/19/30(a)	EUR	300	314,855
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.38%, 04/14/25(a)	EUR	500	523,408
1.63%, 05/11/29	EUR	300	301,639
Hypo Vorarlberg Bank AG, 0.63%, 07/17/26(a)	EUR	300	303,414
JAB Holdings BV
1.00%, 12/20/27(a)	EUR	300	291,510
1.75%, 05/25/23(a)	EUR	300	330,230
2.25%, 12/19/39(a)	EUR	300	235,131
Series 11Y, 2.50%, 06/25/29(a)	EUR	200	200,903
OeBB-Infrastruktur AG
1.00%, 11/18/24(a)	EUR	750	796,410
2.25%, 07/04/23(a)	EUR	200	220,008
3.00%, 10/24/33	EUR	325	356,631
3.38%, 05/18/32(a)	EUR	400	452,727
Oesterreichische Kontrollbank AG, 0.25%, 09/26/24(a)	EUR	200	210,745
OMV AG
1.88%, 12/04/28(a)	EUR	200	205,498
2.00%, 04/09/28(a)	EUR	583	605,084
2.88%, (Call 06/19/24)(a)(b)(d)	EUR	300	320,653
2.88%, (Call 06/03/29)(a)(b)(d)	EUR	100	90,613
Raiffeisen Bank International AG
0.05%, 09/01/27(a)	EUR	400	358,254
1.50%, 05/24/28	EUR	200	204,442
1.50%, 03/12/30 (Call 03/12/25)(a)(b)	EUR	300	276,026
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, 0.38%, 11/13/34	EUR	200	159,326
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.38%, 09/13/24(a)	EUR	300	316,270
0.50%, 01/22/35(a)	EUR	200	159,262
0.63%, 08/28/26	EUR	100	100,827
2.38%, 08/31/32(a)	EUR	300	305,638
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR	100	92,073
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26 (Call 09/07/26)(a)	EUR	200	206,456
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR	100	89,610
0.63%, 03/20/29(a)	EUR	200	190,157
0.75%, 02/25/25(a)	EUR	300	314,445
2.38%, 09/20/27	EUR	200	212,623
UNIQA Insurance Group AG, 6.00%, 07/27/46 (Call 07/27/26), (3-mo. EURIBOR + 5.817%)(a)(b)	EUR	100	108,516
Verbund AG, 1.50%, 11/20/24(a)	EUR	200	215,433
Vienna Insurance Group AG Wiener Versicherung Gruppe
1.00%, 03/26/36 (Call 12/26/35)(a)	EUR	100	76,956

Security		Par (000)	Value

Austria (continued)
4.88%, 06/15/42 (Call 12/15/31), (3-mo. EURIBOR + 3.950%)(a)(b)	EUR	100	$103,800
Volksbank Wien AG, 0.13%, 11/19/29	EUR	200	180,196

			12,532,042

Belgium — 0.3%
Ageas SA/NV, 1.88%, 11/24/51 (Call 05/24/31), (3-mo. EURIBOR + 3.100%)(a)(b)	EUR	200	160,104
Aliaxis Finance SA, 0.88%, 11/08/28 (Call 08/08/28)(a)	EUR	200	171,740
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47 (Call 11/15/46)	CAD	100	67,039
Anheuser-Busch InBev SA/NV
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	700	715,255
1.50%, 04/18/30(a)	EUR	568	556,770
2.13%, 12/02/27 (Call 09/02/27)(a)	EUR	500	526,246
2.25%, 05/24/29(a)	GBP	50	55,538
2.70%, 03/31/26(a)	EUR	100	108,450
2.75%, 03/17/36(a)	EUR	420	408,845
2.85%, 05/25/37(a)	GBP	100	100,436
2.88%, 04/02/32 (Call 01/02/32)(a)	EUR	350	365,418
3.70%, 04/02/40 (Call 11/02/39)(a)	EUR	250	260,723
Argenta Spaarbank Covered, 0.75%, 03/03/29(a)	EUR	400	383,215
Argenta Spaarbank NV, 1.00%, 01/29/27(a)	EUR	200	191,153
Belfius Bank SA
0.00%, 08/28/26(a)(c)	EUR	500	485,778
0.13%, 09/14/26(a)	EUR	200	198,805
0.38%, 10/24/23(a)	EUR	200	217,165
0.38%, 02/13/26(a)	EUR	200	200,215
1.00%, 06/12/28(a)	EUR	300	296,938
BNP Paribas Fortis SA, 0.63%, 10/04/25(a)	EUR	100	103,165
Elia Group SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR	200	196,160
Elia Transmission Belgium SA
0.88%, 04/28/30 (Call 01/28/30)(a)	EUR	200	185,210
3.00%, 04/07/29(a)	EUR	200	216,517
Euroclear Bank SA
0.13%, 07/07/25(a)	EUR	200	205,392
0.50%, 07/10/23(a)	EUR	185	202,716
Euroclear Investments SA, 1.50%, 04/11/30(a)	EUR	200	194,095
Flemish Community (The), 0.38%, 10/13/26(a)	EUR	100	100,635
FLUVIUS System Operator CVBA
1.75%, 12/04/26(a)	EUR	300	305,986
2.88%, 05/07/29(a)	EUR	500	532,471
Groupe Bruxelles Lambert SA, 1.88%, 06/19/25 (Call 03/19/25)(a)	EUR	200	212,695
ING Belgium SA
0.00%, 02/20/30(a)(c)	EUR	200	178,294
0.75%, 09/28/26(a)	EUR	400	405,610
KBC Bank NV, 0.00%, 12/03/25(a)(c)	EUR	200	202,505
KBC Group NV
0.38%, 06/16/27 (Call 06/16/26), (3-mo. EURIBOR + 0.720%)(a)(b)	EUR	500	494,946
0.63%, 12/07/31 (Call 09/07/26)(a)(b)	EUR	300	283,305
0.75%, 01/21/28 (Call 01/21/27)(a)(b)	EUR	400	388,773
0.75%, 01/24/30(a)	EUR	300	268,423
Proximus SADP, 4.00%, 03/08/30 (Call 12/08/29)	EUR	400	451,299
Solvay SA, 2.75%, 12/02/27 (Call 09/02/27)(a)	EUR	200	215,344
VGP NV, 2.25%, 01/17/30 (Call 10/17/29)(a)	EUR	400	304,645

			11,118,019

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada — 1.5%
407 International Inc.
1.80%, 05/22/25 (Call 04/22/25)(e)	CAD	200	$140,482
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	139,788
2.84%, 03/07/50 (Call 09/07/49)	CAD	400	219,829
3.65%, 09/08/44 (Call 03/08/44)(a)	CAD	100	65,024
3.67%, 03/08/49 (Call 09/08/48)	CAD	200	129,107
3.83%, 05/11/46 (Call 11/11/45)	CAD	200	133,249
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	16,879
Aeroports de Montreal
3.03%, 04/21/50 (Call 10/21/49)	CAD	150	85,827
Series I, 5.47%, 04/16/40	CAD	150	122,981
AIMCo Realty Investors LP, Series 4, 2.71%, 06/01/29 (Call 03/01/29)	CAD	200	134,570
Alberta Powerline LP, 4.07%, 12/01/53	CAD	197	130,408
Alectra Inc.
1.75%, 02/11/31 (Call 11/11/30)	CAD	200	124,827
5.23%, 11/14/52 (Call 05/14/52)	CAD	50	41,464
Series A, 2.49%, 05/17/27 (Call 02/17/27)	CAD	150	104,402
Algonquin Power Co., 4.60%, 01/29/29 (Call 10/29/28)	CAD	100	73,719
Alimentation Couche-Tard Inc., 3.06%, 07/26/24 (Call 05/26/24)	CAD	150	108,335
Allied Properties Real Estate Investment Trust
3.10%, 02/06/32 (Call 11/06/31)	CAD	300	174,974
3.13%, 05/15/28 (Call 03/15/28)	CAD	200	130,116
AltaGas Ltd.
2.16%, 06/10/25 (Call 05/10/25)	CAD	200	139,731
2.17%, 03/16/27 (Call 01/16/27)	CAD	400	268,836
3.98%, 10/04/27 (Call 07/04/27)	CAD	150	107,462
AltaLink LP
3.67%, 11/06/23	CAD	200	146,604
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	32,948
3.99%, 06/30/42	CAD	200	138,657
4.09%, 06/30/45 (Call 12/30/44)(a)	CAD	100	70,017
4.92%, 09/17/43	CAD	200	156,494
Bank of Montreal
0.05%, 06/08/29(a)	EUR	400	362,252
0.13%, 01/26/27(a)	EUR	400	390,729
0.25%, 01/10/24(a)	EUR	100	107,745
1.55%, 05/28/26 (Call 04/28/26)	CAD	150	101,470
1.76%, 03/10/26 (Call 02/10/26)	CAD	300	205,316
1.93%, 07/22/31 (Call 07/22/26)(b)	CAD	300	199,891
2.08%, 06/17/30 (Call 06/17/25)(b)	CAD	200	138,414
2.28%, 07/29/24	CAD	200	142,882
2.70%, 09/11/24	CAD	200	143,831
2.70%, 12/09/26	CAD	50	35,041
2.75%, 10/13/26(a)	EUR	300	323,341
2.85%, 03/06/24	CAD	500	362,191
2.89%, 06/20/23	CAD	400	294,483
3.19%, 03/01/28	CAD	500	354,095
3.65%, 04/01/27 (Call 03/01/27)	CAD	500	357,977
6.53%, 10/27/32 (Call 10/27/27)(b)	CAD	200	156,076
Bank of Nova Scotia (The)
0.00%, 01/14/27(a)(c)	EUR	300	291,993
0.00%, 12/15/27(a)(c)	EUR	300	283,950
0.00%, 09/14/29(a)(c)	EUR	300	267,877
0.25%, 01/11/24(a)	EUR	150	161,553
0.45%, 03/16/26(a)	EUR	700	708,143
0.50%, 04/30/24(a)	EUR	351	374,568
1.40%, 11/01/27	CAD	200	129,495

Security		Par (000)	Value

Canada (continued)
1.85%, 11/02/26	CAD	800	$541,173
1.95%, 01/10/25	CAD	300	211,192
2.16%, 02/03/25	CAD	200	141,121
2.29%, 06/28/24	CAD	350	251,348
2.38%, 05/01/23	CAD	200	147,618
2.84%, 07/03/29 (Call 07/03/24)(b)	CAD	800	572,952
2.88%, 05/03/27(a)	GBP	300	343,760
2.95%, 03/08/27	CAD	300	209,441
3.10%, 02/02/28	CAD	400	282,044
3.25%, 01/18/28	EUR	400	439,103
3.93%, 05/03/32 (Call 05/03/27)(b)	CAD	400	282,366
BCI QuadReal Realty
1.07%, 02/04/26 (Call 01/04/26)	CAD	100	67,280
1.75%, 07/24/30 (Call 04/24/30)	CAD	200	123,379
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD	100	70,171
Bell Telephone Co. of Canada or Bell Canada (The)
1.65%, 08/16/27 (Call 06/16/27)	CAD	200	132,257
2.50%, 05/14/30 (Call 02/14/30)	CAD	200	129,842
2.70%, 02/27/24 (Call 12/27/23)	CAD	200	144,778
2.75%, 01/29/25 (Call 12/29/24)	CAD	300	214,086
2.90%, 09/10/29 (Call 06/10/29)	CAD	200	135,202
3.00%, 03/17/31 (Call 12/17/30)	CAD	100	66,069
3.35%, 03/12/25 (Call 01/12/25)	CAD	50	36,059
3.50%, 09/30/50 (Call 03/30/50)	CAD	300	169,033
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	71,917
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	142,906
3.80%, 08/21/28 (Call 05/21/28)	CAD	100	71,840
4.05%, 03/17/51 (Call 09/17/50)	CAD	200	124,121
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD	200	132,369
5.15%, 02/09/53 (Call 08/09/52)	CAD	200	148,477
5.85%, 11/10/32 (Call 08/10/32)	CAD	200	160,065
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49 (Call 04/15/49)	CAD	100	55,061
Brookfield Asset Management Inc., 4.82%, 01/28/26 (Call 10/28/25)	CAD	200	147,606
Brookfield Finance II Inc., 5.43%, 12/14/32 (Call 09/12/32)(a)	CAD	200	150,749
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29 (Call 07/09/29)	CAD	200	135,986
4.19%, 09/11/28 (Call 06/11/28)	CAD	100	71,835
5.44%, 04/25/34 (Call 01/25/34)	CAD	400	301,052
Brookfield Renewable Partners ULC
3.33%, 08/13/50 (Call 02/13/50)	CAD	200	107,176
3.75%, 06/02/25 (Call 03/02/25)	CAD	200	144,487
4.25%, 01/15/29 (Call 10/15/28)	CAD	200	145,036
Bruce Power LP
3.97%, 06/23/26 (Call 03/23/26)	CAD	200	145,448
4.01%, 06/21/29 (Call 03/21/29)	CAD	100	72,099
4.13%, 06/21/33 (Call 03/21/33)	CAD	100	69,862
4.70%, 12/21/27 (Call 11/21/27)	CAD	200	148,827
4.75%, 06/21/49 (Call 12/21/48)(a)	CAD	100	69,931
Calgary Airport Authority (The), 3.55%, 10/07/53 (Call 04/07/53)	CAD	200	124,519
Canadian Imperial Bank of Commerce
0.00%, 04/30/29(a)(c)	EUR	200	181,333
0.04%, 07/09/27(a)	EUR	200	192,002
0.38%, 05/03/24(a)	EUR	300	319,420
0.38%, 03/10/26(a)	EUR	400	403,820
1.96%, 04/21/31 (Call 04/21/26)(b)	CAD	200	134,309

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.00%, 04/17/25	CAD	200	$140,126
2.01%, 07/21/30 (Call 07/21/25)(a)(b)	CAD	300	206,883
2.25%, 01/07/27	CAD	300	204,669
2.35%, 08/28/24	CAD	700	499,530
2.95%, 06/19/29 (Call 06/19/24)(b)	CAD	200	143,464
2.97%, 07/11/23	CAD	200	147,091
3.30%, 05/26/25	CAD	200	144,475
4.20%, 04/07/32 (Call 04/07/27)(b)	CAD	300	213,883
4.95%, 06/29/27 (Call 05/29/27)	CAD	400	299,658
5.33%, 01/20/33 (Call 01/20/28)(b)	CAD	500	371,189
Canadian National Railway Co.
3.05%, 02/08/50 (Call 08/08/49)	CAD	200	114,289
3.20%, 07/31/28 (Call 04/30/28)	CAD	500	356,290
Canadian Natural Resources Ltd.
2.50%, 01/17/28 (Call 11/17/27)	CAD	200	135,743
3.42%, 12/01/26 (Call 09/01/26)	CAD	100	71,289
Canadian Pacific Railway Co.
2.54%, 02/28/28 (Call 12/28/27)	CAD	400	273,435
3.05%, 03/09/50 (Call 09/09/49)	CAD	100	55,106
3.15%, 03/13/29 (Call 12/13/28)	CAD	100	69,367
Canadian Tire Corp. Ltd., 3.17%, 07/06/23 (Call 06/06/23)	CAD	200	147,106
Canadian Western Bank
2.60%, 09/06/24 (Call 08/06/24)	CAD	400	284,566
5.94%, 12/22/32 (Call 12/22/27)(b)	CAD	200	146,996
Capital Power Corp., 4.42%, 02/08/30 (Call 11/08/29)	CAD	100	71,975
Cenovus Energy Inc., 3.60%, 03/10/27 (Call 12/10/26)	CAD	200	143,545
Central 1 Credit Union, 1.32%, 01/29/26	CAD	200	133,039
Choice Properties Real Estate Investment Trust
3.53%, 06/11/29 (Call 03/11/29)	CAD	400	274,808
6.00%, 06/24/32 (Call 03/24/32)	CAD	200	156,584
Series J, 3.55%, 01/10/25 (Call 11/10/24)	CAD	300	215,802
CI Financial Corp., 3.22%, 07/22/24 (Call 06/22/24)	CAD	100	72,004
CPPIB Capital Inc.
0.38%, 06/20/24(a)	EUR	750	797,021
1.50%, 03/04/33(a)	EUR	500	464,005
CU Inc.
2.96%, 09/07/49 (Call 03/07/49)	CAD	200	112,291
3.17%, 09/05/51 (Call 03/05/51)	CAD	200	116,193
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	125,903
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	16,940
4.09%, 09/02/44 (Call 03/02/44)	CAD	300	207,072
4.54%, 10/24/41	CAD	200	147,134
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	75,263
5.18%, 11/21/35	CAD	100	78,647
Daimler Trucks Finance Canada Inc., 2.46%, 12/15/26	CAD	200	136,009
Dollarama Inc., 5.17%, 04/26/30 (Call 02/26/30)	CAD	200	153,009
Enbridge Gas Inc.
2.90%, 04/01/30 (Call 01/01/30)	CAD	400	275,157
3.20%, 09/15/51 (Call 03/15/51)	CAD	200	115,946
3.51%, 11/29/47 (Call 05/29/47)	CAD	200	123,916
4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	33,850
4.20%, 06/02/44 (Call 12/02/43)	CAD	200	138,967
4.88%, 06/21/41 (Call 12/21/40)	CAD	150	113,821
Enbridge Inc.
2.99%, 10/03/29 (Call 07/03/29)	CAD	400	270,123
3.95%, 11/19/24 (Call 08/19/24)	CAD	400	291,226

Security		Par (000)	Value

Canada (continued)
4.10%, 09/21/51 (Call 03/21/51)	CAD	300	$179,522
4.24%, 08/27/42	CAD	100	63,434
6.51%, 11/09/52 (Call 05/09/52)	CAD	200	171,504
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	107,818
3.52%, 02/22/29 (Call 11/22/28)	CAD	200	140,926
4.20%, 05/12/51 (Call 11/12/50)	CAD	100	61,518
4.33%, 02/22/49 (Call 08/22/48)	CAD	300	189,796
5.33%, 04/06/40	CAD	50	36,768
Energir LP
3.04%, 02/09/32 (Call 11/09/31)	CAD	200	135,038
4.67%, 09/27/32 (Call 06/27/32)	CAD	100	76,109
EPCOR Utilities Inc.
3.11%, 07/08/49 (Call 01/08/49)	CAD	100	58,011
3.29%, 06/28/51 (Call 12/28/50)	CAD	200	119,472
3.55%, 11/27/47 (Call 05/27/47)	CAD	100	63,510
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28 (Call 12/29/27)(a)	EUR	400	393,788
3.95%, 03/03/31 (Call 12/03/30)	CAD	100	65,981
4.23%, 06/14/29 (Call 03/14/29)	CAD	100	70,186
Federation des Caisses Desjardins du Quebec
0.00%, 04/08/26(a)(c)	EUR	100	99,737
0.05%, 11/26/27(a)	EUR	200	189,831
0.38%, 05/30/23(a)	EUR	300	329,912
1.59%, 09/10/26	CAD	200	134,471
1.99%, 05/28/31 (Call 05/28/26)(b)	CAD	150	100,423
2.42%, 10/04/24	CAD	300	213,905
2.86%, 05/26/30 (Call 05/26/25)(b)	CAD	200	140,740
4.41%, 05/19/27	CAD	200	147,069
5.04%, 08/23/32 (Call 08/23/27)(b)	CAD	100	73,382
Finning International Inc., 2.63%, 08/14/26 (Call 06/14/26)	CAD	200	138,448
First Capital REIT Trust
Series R, 4.79%, 08/30/24	CAD	200	145,556
Series V, 3.46%, 01/22/27 (Call 11/22/26)	CAD	100	68,085
FortisAlberta Inc.
2.63%, 06/08/51 (Call 12/08/50)	CAD	200	103,359
3.73%, 09/18/48 (Call 03/18/48)	CAD	100	64,758
FortisBC Energy Inc.
2.82%, 08/09/49 (Call 02/09/49)	CAD	100	54,871
3.67%, 04/09/46 (Call 10/08/45)	CAD	200	129,470
Granite REIT Holdings LP
2.19%, 08/30/28 (Call 06/30/28)	CAD	200	128,895
Series 3, 3.87%, 11/30/23 (Call 09/30/23)	CAD	50	36,584
Greater Toronto Airports Authority
2.75%, 10/17/39 (Call 04/17/39)	CAD	200	118,341
3.26%, 06/01/37 (Call 12/01/36)	CAD	350	226,174
Great-West Lifeco Inc.
2.98%, 07/08/50 (Call 01/08/50)	CAD	200	108,840
3.34%, 02/28/28 (Call 11/28/27)	CAD	200	141,549
H&R Real Estate Investment Trust
2.91%, 06/02/26 (Call 05/02/26)	CAD	200	136,752
4.07%, 06/16/25 (Call 05/16/25)	CAD	100	71,523
Holding d’Infrastructures de Transport SASU, 1.63%, 09/18/29 (Call 06/18/29)(a)	EUR	500	471,740
Honda Canada Finance Inc.
1.65%, 02/25/28	CAD	200	130,103
3.18%, 08/28/23	CAD	200	146,768
HSBC Bank Canada
0.00%, 09/14/26(a)(c)	EUR	400	394,167

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
3.25%, 09/15/23	CAD	300	$219,987
3.40%, 03/24/25	CAD	500	360,379
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	106,686
2.97%, 06/26/25 (Call 04/26/25)	CAD	150	107,730
3.64%, 04/05/50 (Call 10/05/49)	CAD	300	193,195
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	32,870
3.91%, 02/23/46 (Call 08/23/45)	CAD	200	135,774
4.16%, 01/27/33 (Call 10/27/32)	CAD	200	147,941
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	149,459
4.91%, 01/27/28 (Call 12/27/27)	CAD	100	76,617
6.03%, 03/03/39	CAD	300	259,891
6.93%, 06/01/32	CAD	130	114,029
Hydro One Ltd., 1.41%, 10/15/27 (Call 08/15/27)	CAD	600	394,959
Hyundai Capital Canada Inc., 5.57%, 03/08/28 (Call 02/08/28)	CAD	200	150,893
iA Financial Corp. Inc., 2.40%, 02/21/30 (Call 02/21/25)(b)	CAD	200	140,359
IGM Financial Inc., 4.12%, 12/09/47 (Call 06/09/47)	CAD	200	128,674
Intact Financial Corp.
2.18%, 05/18/28 (Call 03/18/28)	CAD	100	66,592
2.85%, 06/07/27 (Call 03/07/27)(a)	CAD	200	139,255
2.95%, 12/16/50 (Call 06/16/50)	CAD	100	53,847
3.77%, 05/20/53 (Call 11/19/52)	CAD	100	62,650
Inter Pipeline Ltd.
3.17%, 03/24/25 (Call 12/24/24)	CAD	200	142,741
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	70,394
Inter Pipeline Ltd./AB
5.09%, 11/27/51 (Call 05/27/51)	CAD	150	98,300
5.85%, 05/18/32 (Call 02/18/32)	CAD	200	152,213
Keyera Corp., 3.93%, 06/21/28 (Call 03/21/28)	CAD	200	142,794
Laurentian Bank of Canada, 3.45%, 06/27/23	CAD	200	147,194
Liberty Utilities Canada LP, 3.32%, 02/14/50 (Call 08/14/49)	CAD	100	55,758
Loblaw Companies Ltd.
2.28%, 05/07/30 (Call 02/07/30)	CAD	200	129,173
4.49%, 12/11/28 (Call 09/11/28)	CAD	150	111,823
Loblaw Cos., Ltd., 5.34%, 09/13/52 (Call 03/13/52)	CAD	100	78,079
Lower Mattagami Energy LP
2.43%, 05/14/31 (Call 02/14/31)	CAD	300	197,488
3.42%, 06/20/24	CAD	300	218,112
Manulife Bank of Canada
1.54%, 09/14/26	CAD	300	200,865
2.86%, 02/16/27	CAD	200	139,078
Manulife Financial Corp.
2.82%, 05/13/35 (Call 05/13/30)(b)	CAD	200	128,717
3.05%, 08/20/29 (Call 08/20/24)(b)	CAD	200	143,467
5.41%, 03/10/33 (Call 03/10/28)	CAD	200	150,151
Metro Inc.
3.39%, 12/06/27 (Call 09/06/27)	CAD	150	106,606
3.41%, 02/28/50 (Call 08/28/49)	CAD	200	114,171
Metro Inc./CN, 4.27%, 12/04/47 (Call 06/04/47)	CAD	100	66,767
National Bank of Canada
0.00%, 09/29/23(a)(c)	EUR	100	108,662
0.00%, 09/29/26(a)(c)	EUR	600	590,947
1.53%, 06/15/26	CAD	100	67,482
1.57%, 08/18/26 (Call 08/18/25)(b)	CAD	200	137,603
2.55%, 07/12/24	CAD	300	215,107
5.43%, 08/16/32 (Call 08/16/27)(b)	CAD	400	297,760

Security		Par (000)	Value

Canada (continued)
NAV Canada
2.06%, 05/29/30 (Call 03/01/30)	CAD	200	$130,872
3.21%, 09/29/50 (Call 03/29/50)	CAD	100	60,309
Nissan Canada Inc., 2.10%, 09/22/25	CAD	200	134,855
North West Redwater Partnership/NWR Financing Co. Ltd.
2.80%, 06/01/31 (Call 03/01/31)(a)	CAD	400	262,972
3.75%, 06/01/51 (Call 12/01/50)(a)	CAD	200	123,121
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD	150	98,656
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	36,855
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD	200	139,604
Series K, 3.65%, 06/01/35 (Call 12/01/34)	CAD	200	134,007
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD	142	97,266
Nova Scotia Power Inc.
3.31%, 04/25/50 (Call 10/25/49)	CAD	150	82,220
4.50%, 07/20/43 (Call 01/20/43)(a)	CAD	100	68,659
4.95%, 11/15/32 (Call 08/15/32)	CAD	150	112,859
OMERS Realty Corp.
1.30%, 09/22/23	CAD	200	145,556
3.63%, 06/05/30 (Call 03/05/30)	CAD	200	140,480
4.54%, 04/09/29 (Call 02/09/29)	CAD	100	74,605
Ontario Power Generation Inc.
2.98%, 09/13/29 (Call 06/13/29)	CAD	300	207,273
3.22%, 04/08/30 (Call 01/08/30)	CAD	300	208,123
3.65%, 09/13/50 (Call 03/13/50)	CAD	100	61,943
4.25%, 01/18/49 (Call 07/18/48)	CAD	100	68,927
Pembina Pipeline Corp.
3.31%, 02/01/30 (Call 11/01/29)	CAD	200	135,769
3.62%, 04/03/29 (Call 01/03/29)(a)	CAD	250	174,798
4.02%, 03/27/28 (Call 12/27/27)(a)	CAD	200	143,433
4.49%, 12/10/51 (Call 06/10/51)	CAD	100	62,893
4.67%, 05/28/50 (Call 11/28/49)	CAD	200	129,883
4.75%, 04/30/43 (Call 10/30/42)	CAD	100	66,754
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	16,792
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	98,997
Power Corp. of Canada, 4.46%, 07/27/48 (Call 01/27/48)	CAD	100	68,411
Primaris Real Estate Investment Trust, 4.73%, 03/30/27 (Call 02/28/27)	CAD	200	142,178
Reliance LP
2.67%, 08/01/28 (Call 06/01/28)	CAD	100	65,849
3.75%, 03/15/26 (Call 01/15/26)	CAD	200	142,581
RioCan Real Estate Investment Trust
2.58%, 02/12/25 (Call 01/12/25)	CAD	400	280,887
4.63%, 05/01/29 (Call 03/01/29)	CAD	200	141,189
Rogers Communications Inc.
2.90%, 12/09/30 (Call 09/09/30)	CAD	200	129,055
3.25%, 05/01/29 (Call 02/01/29)	CAD	300	204,634
3.75%, 04/15/29 (Call 02/15/29)	CAD	200	140,097
4.25%, 04/15/32 (Call 01/15/32)	CAD	200	139,431
4.25%, 12/09/49 (Call 06/29/49)	CAD	100	60,351
4.40%, 11/02/28 (Call 08/02/28)	CAD	350	253,746
5.25%, 04/15/52 (Call 10/15/51)	CAD	200	141,146
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	19,466
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	163,338
6.75%, 11/09/39	CAD	150	123,987
Royal Bank of Canada
0.00%, 01/21/27(a)(c)	EUR	500	487,178
0.00%, 10/05/28(a)(c)	EUR	300	277,034

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
0.05%, 06/19/26(a)	EUR	200	$198,798
0.13%, 03/25/25(a)	EUR	200	206,734
0.13%, 04/26/27(a)	EUR	500	485,729
0.25%, 05/02/24(a)	EUR	600	638,681
0.63%, 09/10/25(a)	EUR	200	206,492
1.13%, 12/15/25(a)	GBP	400	454,019
1.67%, 01/28/33 (Call 01/28/28)(b)	CAD	200	126,346
1.83%, 07/31/28	CAD	200	130,360
1.94%, 05/01/25	CAD	150	105,019
2.09%, 06/30/30 (Call 06/30/25)(b)	CAD	200	138,395
2.14%, 11/03/31 (Call 11/03/26)(b)	CAD	300	200,283
2.33%, 12/05/23	CAD	150	109,091
2.33%, 01/28/27	CAD	200	136,815
2.35%, 07/02/24	CAD	50	35,814
2.38%, 09/13/27(a)	EUR	392	415,112
2.61%, 11/01/24	CAD	600	428,425
2.88%, 12/23/29 (Call 12/23/24)(a)(b)	CAD	100	70,945
2.94%, 05/03/32 (Call 05/03/27)(b)	CAD	300	203,881
2.95%, 05/01/23	CAD	400	295,236
3.30%, 09/26/23	CAD	300	219,903
3.37%, 09/29/25	CAD	500	358,601
4.61%, 07/26/27	CAD	500	371,211
4.63%, 05/01/28	CAD	300	223,699
5.01%, 02/01/33 (Call 02/01/28)(b)	CAD	400	293,836
Sagen MI Canada Inc., 3.26%, 03/05/31 (Call 09/05/30)	CAD	200	124,709
Saputo Inc.
1.42%, 06/19/26 (Call 05/19/26)	CAD	200	134,316
2.24%, 06/16/27 (Call 04/15/27)	CAD	200	135,268
2.30%, 06/22/28 (Call 04/22/28)	CAD	200	132,747
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	72,886
Sienna Senior Living Inc., Series A, 3.11%, 11/04/24 (Call 10/04/24)	CAD	200	141,648
SmartCentres Real Estate Investment Trust, 3.53%, 12/20/29 (Call 09/20/29)	CAD	200	132,112
Stantec Inc., 2.05%, 10/08/27 (Call 08/08/27)	CAD	200	132,537
Sun Life Financial Inc.
2.38%, 08/13/29 (Call 08/13/24)(a)(b)	CAD	400	284,557
2.80%, 11/21/33 (Call 11/21/28)(b)	CAD	300	199,627
3.15%, 11/18/36 (Call 11/18/31)(b)	CAD	300	192,342
5.40%, 05/29/42 (Call 05/29/37)(b)	CAD	100	74,675
Suncor Energy Inc.
3.95%, 03/04/51 (Call 09/04/50)	CAD	100	58,716
5.00%, 04/09/30 (Call 01/09/30)	CAD	188	141,225
TELUS Corp.
3.15%, 02/19/30 (Call 11/19/29)	CAD	100	67,830
3.30%, 05/02/29 (Call 02/02/29)	CAD	300	208,340
3.35%, 04/01/24 (Call 01/02/24)	CAD	200	145,340
3.75%, 01/17/25 (Call 10/17/24)	CAD	200	145,220
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	108,381
3.95%, 02/16/50 (Call 08/16/49)	CAD	300	178,778
4.10%, 04/05/51 (Call 10/05/50)	CAD	200	122,424
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	68,332
4.85%, 04/05/44 (Call 10/05/43)	CAD	100	69,431
4.95%, 03/28/33 (Call 12/28/32)	CAD	200	148,998
5.15%, 11/26/43 (Call 05/26/43)	CAD	100	72,071
5.25%, 11/15/32 (Call 08/15/32)	CAD	200	152,873
Teranet Holdings LP
3.72%, 02/23/29 (Call 12/23/28)	CAD	100	68,655
6.10%, 06/17/41	CAD	100	75,506

Security		Par (000)	Value

Canada (continued)
Thomson Reuters Corp., 2.24%, 05/14/25 (Call 04/14/25)	CAD	200	$140,864
Toronto Hydro Corp.
2.43%, 12/11/29 (Call 09/11/29)	CAD	200	135,231
2.47%, 10/20/31 (Call 07/20/31)	CAD	300	196,983
2.52%, 08/25/26 (Call 05/25/26)	CAD	200	140,720
3.55%, 07/28/45 (Call 01/28/45)	CAD	200	129,338
Toronto-Dominion Bank (The)
0.63%, 06/06/25(a)	EUR	200	207,627
1.13%, 12/09/25(a)	CAD	600	405,915
1.71%, 07/28/25(a)	EUR	600	636,057
1.89%, 03/08/28	CAD	200	131,508
1.90%, 09/11/28(a)	CAD	400	260,776
1.91%, 07/18/23	CAD	250	183,406
1.94%, 03/13/25	CAD	50	35,122
1.95%, 04/08/30(a)	EUR	516	495,097
2.26%, 01/07/27	CAD	500	341,702
2.50%, 12/02/24	CAD	300	213,597
2.67%, 09/09/25	CAD	400	282,452
3.01%, 05/30/23	CAD	200	147,430
3.06%, 01/26/32 (Call 01/26/27)(a)(b)	CAD	200	137,670
3.11%, 04/22/30 (Call 04/22/25)(a)(b)	CAD	500	354,766
3.23%, 07/24/24	CAD	650	471,237
3.25%, 04/27/26	EUR	400	438,001
3.63%, 12/13/29(a)	EUR	200	212,779
4.21%, 06/01/27	CAD	400	292,384
4.34%, 01/27/26	CAD	200	146,804
4.48%, 01/18/28	CAD	300	221,622
4.86%, 03/04/31 (Call 03/04/26)(b)	CAD	200	147,002
5.38%, 10/21/27	CAD	300	229,416
Series 28, 0.10%, 07/19/27(a)	EUR	600	577,380
Toyota Credit Canada Inc.
1.18%, 02/23/26	CAD	200	135,134
2.31%, 10/23/24(a)	CAD	200	142,577
3.04%, 07/12/23	CAD	200	147,098
4.33%, 01/24/28(a)	CAD	200	147,235
TransCanada PipeLines Ltd.
2.97%, 06/09/31 (Call 03/09/31)	CAD	300	194,289
3.00%, 09/18/29 (Call 06/18/29)(a)	CAD	400	269,789
3.30%, 07/17/25 (Call 04/17/25)(a)	CAD	300	215,167
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	105,066
3.80%, 04/05/27 (Call 02/05/27)	CAD	400	287,406
4.18%, 07/03/48 (Call 01/03/48)(a)	CAD	200	122,034
4.34%, 10/15/49 (Call 04/15/49)	CAD	200	124,737
4.35%, 06/06/46 (Call 12/06/45)	CAD	250	158,089
5.33%, 05/12/32 (Call 02/12/32)	CAD	200	152,349
Vancouver Airport Authority
1.76%, 09/20/30 (Call 06/20/30)	CAD	200	127,528
2.80%, 09/21/50 (Call 03/21/50)	CAD	150	82,840
Westcoast Energy Inc.
3.77%, 12/08/25 (Call 09/08/25)	CAD	100	72,109
4.79%, 10/28/41	CAD	200	137,357
WSP Global Inc., 2.41%, 04/19/28 (Call 02/19/28)	CAD	200	133,739

			65,739,485

China — 0.1%
Bright Food Singapore Holdings Pte Ltd., 1.75%, 07/22/25(a)	EUR	600	602,967
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	200	209,006
Prosus NV
1.54%, 08/03/28 (Call 05/03/28)(a)	EUR	600	541,778

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
1.99%, 07/13/33 (Call 04/13/33)(a)	EUR	300	$227,760
State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(a)	EUR	605	631,631
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	255	272,164

			2,485,306

Czech Republic — 0.0%
CEZ AS
0.88%, 12/02/26 (Call 09/02/26)(a)	EUR	500	491,150
3.00%, 06/05/28(a)	EUR	375	386,093
4.88%, 04/16/25(a)	EUR	201	224,831
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	300	238,298
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	86,167
EP Infrastructure AS, 1.66%, 04/26/24 (Call 01/26/24)(a)	EUR	430	452,344

			1,878,883

Denmark — 0.3%
AP Moller - Maersk A/S, 1.75%, 03/16/26 (Call 12/16/25)(a)	EUR	400	418,061
Carlsberg Breweries AS, 0.88%, 07/01/29 (Call 04/01/29)(a)	EUR	104	98,300
Danfoss Finance II BV, 0.75%, 04/28/31 (Call 01/28/31)(a)	EUR	300	258,972
Danmarks Skibskredit AS, 0.13%, 03/20/25(a)	EUR	300	308,696
Danske Bank A/S
0.50%, 08/27/25 (Call 08/27/24)(a)(b)	EUR	550	575,731
0.75%, 11/22/27(a)	EUR	200	197,998
1.38%, 02/12/30 (Call 02/12/25)(a)(b)	EUR	400	408,285
Danske Hypotek AB, Series 2512, 1.00%, 12/17/25(a)	SEK	6,000	548,908
Danske Mortgage Bank PLC, 0.00%, 01/14/28(a)(c)	EUR	200	190,333
DSV Finance BV Co., 1.38%, 03/16/30 (Call 12/16/29)(a)	EUR	300	287,874
DSV Panalpina Finance BV
0.75%, 07/05/33 (Call 04/05/33)(a)	EUR	100	81,370
0.88%, 09/17/36 (Call 06/17/36)(a)	EUR	100	75,159
ISS Global AS
1.50%, 08/31/27 (Call 05/31/27)(a)	EUR	200	200,310
2.13%, 12/02/24 (Call 09/02/24)(a)	EUR	400	429,177
Jyske Bank AS, 5.50%, 11/16/27 (Call 11/16/26)	EUR	200	225,623
Jyske Realkredit A/S
0.38%, 04/01/25(a)	EUR	300	311,503
0.50%, 10/01/26(a)	EUR	300	301,044
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/26	DKK	4,000	553,963
1.00%, 10/01/26	DKK	2,500	342,446
1.00%, 04/01/27	DKK	1,600	216,812
Nykredit Realkredit AS
0.38%, 01/17/28(a)	EUR	300	276,618
0.63%, 01/17/25(a)	EUR	100	103,928
0.75%, 01/20/27	EUR	400	386,361
1.00%, 01/01/28(a)	DKK	3,000	399,431
1.38%, 07/12/27(a)	EUR	300	294,756
2.00%, 01/01/26(a)	DKK	2,000	285,863
Series 13H, 1.00%, 07/01/26(a)	DKK	5,000	688,462
Series 13H, 1.00%, 01/01/27	DKK	6,000	817,293
Orsted AS
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	580	564,896

Security		Par (000)	Value

Denmark (continued)
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	450	$512,026
2.88%, 06/14/33 (Call 03/14/33)(a)	EUR	400	408,082
5.13%, 09/13/34 (Call 06/13/34)(a)	GBP	400	498,327
5.75%, 04/09/40(a)	GBP	50	65,475
Vestas Wind Systems Finance BV, 2.00%, 06/15/34 (Call 03/15/34)(a)	EUR	300	270,863

			11,602,946

Estonia — 0.0%
Luminor Bank AS, 0.00%, 03/11/25(c)	EUR	100	103,003

Finland — 0.2%
Citycon Treasury BV, 2.38%, 01/15/27 (Call 10/15/26)(a)	EUR	227	197,899
CRH Finland Services OYJ, 0.88%, 11/05/23 (Call 10/05/23)(a)	EUR	350	380,671
Fortum OYJ, 1.63%, 02/27/26 (Call 11/27/25)(a)	EUR	500	519,254
Kojamo OYJ, 2.00%, 03/31/26 (Call 12/31/25)(a)	EUR	200	195,521
Kuntarahoitus OYJ
0.00%, 03/02/31(a)(c)	EUR	400	349,752
0.05%, 09/10/35(a)	EUR	250	189,794
0.63%, 11/26/26(a)	EUR	300	304,320
0.75%, 09/07/27(a)	EUR	150	150,343
1.25%, 02/23/33(a)	EUR	200	187,268
3.00%, 09/25/28(a)	EUR	200	220,622
Nordea Bank Abp
0.38%, 05/28/26(a)	EUR	540	541,212
0.50%, 05/14/27(a)	EUR	200	195,594
0.50%, 11/02/28(a)	EUR	500	459,818
0.88%, 06/26/23(a)	EUR	250	274,409
1.63%, 12/09/32 (Call 09/09/27)(a)(b)	GBP	200	203,940
2.88%, 08/24/32(a)	EUR	200	199,329
Nordea Kiinnitysluottopankki OYJ
0.13%, 06/18/27(a)	EUR	350	340,751
1.00%, 03/30/29(a)	EUR	1,100	1,073,827
1.38%, 02/28/33(a)	EUR	100	93,775
Series FI43, 1.00%, 11/05/24(a)	EUR	150	159,224
OP Corporate Bank PLC
0.38%, 08/29/23(a)	EUR	200	218,258
0.50%, 08/12/25(a)	EUR	835	857,696
0.63%, 07/27/27(a)	EUR	500	475,993
OP Mortgage Bank
0.00%, 11/19/30(a)(c)	EUR	500	436,193
0.25%, 03/13/24(a)	EUR	100	107,029
0.63%, 09/01/25(a)	EUR	490	507,201
0.63%, 02/15/29(a)	EUR	700	670,402
Sampo OYJ
2.25%, 09/27/30 (Call 06/27/30)(a)	EUR	100	104,657
2.50%, 09/03/52 (Call 06/03/32), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR	100	86,115
3.38%, 05/23/49 (Call 05/23/29)(a)(b)	EUR	110	108,198
SATO OYJ, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR	100	83,192
Stora Enso OYJ, 2.50%, 03/21/28 (Call 12/21/27)(a)	EUR	100	104,621
UPM-Kymmene OYJ, 2.25%, 05/23/29 (Call 02/23/29)(a)	EUR	300	305,576

			10,302,454

France — 3.1%
Aeroports de Paris
2.13%, 10/11/38 (Call 07/11/38)(a)	EUR	200	173,029
2.75%, 06/05/28(a)	EUR	500	538,135
2.75%, 04/02/30 (Call 01/02/30)(a)	EUR	600	625,809

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Air Liquide Finance SA
0.63%, 06/20/30 (Call 03/20/30)(a)	EUR	300	$279,606
1.88%, 06/05/24(a)	EUR	200	217,055
2.88%, 09/16/32 (Call 06/16/32)(a)	EUR	200	213,432
Airbus Finance BV, 0.88%, 05/13/26 (Call 02/13/26)(a)	EUR	200	204,685
Airbus SE
1.38%, 05/13/31 (Call 02/13/31)(a)	EUR	200	188,240
1.63%, 06/09/30 (Call 03/09/30)(a)	EUR	300	293,784
2.00%, 04/07/28 (Call 01/07/28)(a)	EUR	400	416,739
2.38%, 04/07/32 (Call 01/07/32)(a)	EUR	380	382,988
2.38%, 06/09/40 (Call 03/09/40)(a)	EUR	100	87,101
ALD SA, 1.25%, 03/02/26(a)	EUR	400	407,187
Alstom SA, 0.00%, 01/11/29 (Call 10/11/28)(a)(c)	EUR	300	270,320
Altarea SCA, 1.88%, 01/17/28 (Call 10/17/27)(a)	EUR	100	88,331
APRR SA
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR	200	205,132
1.25%, 01/14/27 (Call 10/14/26)(a)	EUR	100	102,545
1.63%, 01/13/32 (Call 10/13/31)(a)	EUR	300	285,619
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR	500	536,532
Arkea Home Loans SFH SA
0.00%, 10/04/30(a)(c)	EUR	200	174,680
0.75%, 10/05/27(a)	EUR	200	198,272
2.38%, 07/11/23(a)	EUR	100	110,013
Arkea Public Sector SCF SA, 0.13%, 01/15/30(a)	EUR	400	360,048
Arkema SA
0.75%, 12/03/29 (Call 09/03/29)(a)	EUR	100	92,535
1.50%, 04/20/27 (Call 01/20/27)(a)	EUR	200	205,998
1.50%, (Call 10/21/25)(a)(b)(d)	EUR	200	191,180
Arval Service Lease SA, 0.88%, 02/17/25 (Call 11/17/24)(a)	EUR	500	518,951
Assura Financing PLC, 3.00%, 07/19/28 (Call 04/19/28)(a)	GBP	200	222,724
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR	500	515,910
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR	200	201,229
1.38%, 02/21/31 (Call 11/21/30)(a)	EUR	600	569,248
2.75%, 09/02/32 (Call 06/02/32)(a)	EUR	400	413,296
AXA Bank Europe SCF
0.50%, 04/18/25(a)	EUR	400	415,875
1.38%, 04/18/33(a)	EUR	300	277,848
AXA Home Loan SFH SA, 0.00%, 10/16/29(a)(c)	EUR	300	270,092
AXA SA
1.38%, 10/07/41 (Call 04/07/31), (3-mo. EURIBOR + 2.400%)(a)(b)	EUR	200	167,257
3.25%, 05/28/49 (Call 05/28/29), (3-mo. EURIBOR + 3.200%)(a)(b)	EUR	550	547,332
3.94%, (Call 11/07/24)(a)(b)(d)	EUR	468	502,013
4.25%, 03/10/43 (Call 09/10/32), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR	300	302,921
5.45%, (Call 03/04/26)(a)(b)(d)	GBP	200	248,638
5.50%, 07/11/43 (Call 01/11/33)	EUR	100	110,332
6.69%, (Call 07/06/26), (1-day SONIA + 2.8693%)(b)(d)	GBP	50	63,636
Banque Fed Cred Mutuel, 2.63%, 11/06/29(a)	EUR	500	500,742
Banque Federative du Credit Mutuel SA
0.00%, 03/07/25(a)(c)	EUR	700	719,474
0.00%, 05/11/26(a)(c)	EUR	500	491,855
0.10%, 10/08/27(a)	EUR	400	377,458
0.25%, 06/29/28(a)	EUR	300	279,104

Security		Par (000)	Value

France (continued)
0.63%, 11/03/28(a)	EUR	500	$455,085
0.63%, 02/21/31(a)	EUR	700	589,289
0.75%, 06/08/26(a)	EUR	500	501,602
0.75%, 01/17/30(a)	EUR	500	439,989
1.25%, 01/14/25(a)	EUR	400	421,592
1.25%, 12/05/25(a)	GBP	500	567,731
1.63%, 01/19/26(a)	EUR	100	103,907
1.63%, 11/15/27(a)	EUR	200	193,727
1.75%, 03/15/29(a)	EUR	300	288,214
1.88%, 11/04/26(a)	EUR	100	101,813
1.88%, 06/18/29(a)	EUR	300	281,381
2.25%, 12/18/23(a)	GBP	100	123,272
2.38%, 03/24/26(a)	EUR	500	523,375
4.38%, 05/02/30	EUR	200	221,601
BNP Paribas Cardif SA, 4.03%, (Call 11/25/25), (3-mo. EURIBOR + 3.930%)(a)(b)(d)	EUR	200	212,151
BNP Paribas Home Loan SFH SA
0.38%, 07/22/24(a)	EUR	200	211,940
3.00%, 01/31/30(a)	EUR	900	981,843
BNP Paribas SA
0.50%, 02/19/28 (Call 02/19/27), (3-mo. EURIBOR + 0.730%)(a)(b)	EUR	800	767,981
0.50%, 01/19/30 (Call 01/19/29), (3-mo. EURIBOR + 0.830%)(a)(b)	EUR	600	534,400
0.63%, 12/03/32(a)	EUR	400	321,984
0.88%, 08/31/33 (Call 08/31/28)(a)(b)	EUR	300	260,757
1.13%, 11/22/23(a)	EUR	200	217,509
1.13%, 04/17/29 (Call 04/17/28), (3-mo. EURIBOR + 1.350%)(a)(b)	EUR	600	570,234
1.13%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	300	281,642
1.38%, 05/28/29(a)	EUR	600	561,844
1.50%, 11/17/25(a)	EUR	200	210,908
1.88%, 12/14/27(a)	GBP	200	214,811
2.00%, 09/13/36(a)	GBP	200	168,410
2.13%, 01/23/27 (Call 01/23/26), (3-mo. EURIBOR + 1.800%)(a)(b)	EUR	800	835,470
2.38%, 05/20/24(a)	EUR	550	599,379
2.54%, 07/13/29 (Call 07/13/28)(b)	CAD	200	129,136
2.75%, 01/27/26(a)	EUR	200	212,314
2.88%, 10/01/26(a)	EUR	480	506,322
3.38%, 01/23/26(a)	GBP	500	596,774
3.63%, 09/01/29(a)	EUR	200	213,632
Bouygues SA
1.38%, 06/07/27 (Call 03/07/27)(a)	EUR	100	102,894
2.25%, 06/29/29 (Call 03/29/29)(a)	EUR	300	308,409
3.25%, 06/30/37 (Call 03/30/37)(a)	EUR	400	403,229
4.63%, 06/07/32 (Call 03/07/32)(a)	EUR	300	353,809
BPCE SA
0.25%, 01/15/26(a)	EUR	600	602,848
0.25%, 01/14/31(a)	EUR	500	417,273
0.50%, 02/24/27(a)	EUR	800	773,719
0.63%, 09/26/24(a)	EUR	300	316,038
0.63%, 04/28/25(a)	EUR	600	621,743
1.00%, 01/14/32(a)	EUR	500	427,411
1.63%, 03/02/29 (Call 03/02/28), (3-mo. EURIBOR + 1.100%)(a)(b)	EUR	400	389,482
1.75%, 02/02/34 (Call 02/02/29)(a)(b)	EUR	400	357,611
3.00%, 07/19/24(a)	EUR	200	218,024
4.63%, 03/02/30 (Call 03/02/29), (3-mo. EURIBOR + 1.600%)(a)(b)	EUR	200	223,316

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
5.13%, 01/25/35 (Call 01/25/30)(a)(b)	EUR	200	$214,148
5.25%, 04/16/29(a)	GBP	400	471,628
BPCE SFH SA
0.00%, 11/10/27(a)(c)	EUR	200	190,873
0.00%, 03/23/28(a)(c)	EUR	100	94,297
0.00%, 05/27/30(a)(c)	EUR	300	264,400
0.00%, 03/18/31(a)(c)	EUR	300	257,494
0.13%, 12/03/30(a)	EUR	500	437,669
0.38%, 03/18/41(a)	EUR	200	132,479
0.50%, 01/23/35(a)	EUR	300	240,556
0.63%, 09/22/27(a)	EUR	200	197,198
0.63%, 05/29/31(a)	EUR	400	359,731
0.75%, 09/02/25(a)	EUR	500	518,593
0.75%, 02/23/29(a)	EUR	500	479,558
0.88%, 04/13/28(a)	EUR	300	295,259
1.00%, 06/08/29(a)	EUR	200	193,663
1.75%, 06/27/24(a)	EUR	200	215,882
3.00%, 10/17/29	EUR	200	217,824
3.13%, 01/24/28(a)	EUR	600	657,887
Caisse de Refinancement de l’Habitat SA
0.00%, 02/07/28(a)(c)	EUR	400	379,807
0.00%, 10/08/29(a)(c)	EUR	500	451,035
0.13%, 04/30/27(a)	EUR	300	292,852
3.13%, 02/23/33	EUR	200	218,073
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR	200	204,319
6.00%, 01/23/27	EUR	400	460,586
Capgemini SE
0.63%, 06/23/25 (Call 03/23/25)(a)	EUR	200	207,543
1.13%, 06/23/30 (Call 03/23/30)(a)	EUR	200	186,190
2.00%, 04/15/29 (Call 01/15/29)(a)	EUR	400	403,362
2.38%, 04/15/32 (Call 01/15/32)(a)	EUR	100	99,045
Carmila SA, 1.63%, 04/01/29 (Call 01/01/29)(a)	EUR	100	91,786
Carrefour SA
1.00%, 05/17/27 (Call 02/17/27)(a)	EUR	100	100,080
1.25%, 06/03/25 (Call 03/03/25)(a)	EUR	400	419,992
1.75%, 05/04/26 (Call 02/04/26)(a)	EUR	100	104,610
2.38%, 10/30/29 (Call 07/30/29)(a)	EUR	500	509,315
Cie. de Financement Foncier SA
0.00%, 04/16/29(a)(c)	EUR	500	457,366
0.00%, 09/25/30(a)(c)	EUR	400	349,408
0.00%, 10/29/35(a)(c)	EUR	200	146,643
0.23%, 09/14/26(a)	EUR	400	398,535
0.38%, 12/11/24(a)	EUR	300	314,551
0.75%, 05/29/26(a)	EUR	600	612,930
0.75%, 01/11/28(a)	EUR	200	196,929
0.88%, 09/11/28(a)	EUR	400	390,712
1.25%, 11/15/32(a)	EUR	400	369,956
2.38%, 03/15/30(a)	EUR	200	209,537
3.38%, 09/16/31	EUR	500	557,391
4.00%, 10/24/25(a)	EUR	400	447,301
Cie. de Saint-Gobain
0.63%, 03/15/24(a)	EUR	200	215,133
1.88%, 03/15/31(a)	EUR	400	387,270
2.13%, 06/10/28 (Call 03/10/28)(a)	EUR	500	516,527
4.63%, 10/09/29(a)	GBP	100	122,605
Cie. Generale des Etablissements Michelin SCA
1.75%, 05/28/27 (Call 02/28/27)(a)	EUR	100	103,972
1.75%, 09/03/30 (Call 06/03/30)(a)	EUR	100	101,401

Security		Par (000)	Value

France (continued)
2.50%, 09/03/38 (Call 06/03/38)(a)	EUR	200	$196,636
CNP Assurances
2.50%, 06/30/51 (Call 12/30/30), (3-mo. EURIBOR + 3.650%)(a)(b)	EUR	300	264,436
2.75%, 02/05/29	EUR	400	401,497
4.00%, (Call 11/18/24)(a)(b)(d)	EUR	300	321,473
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)(a)	EUR	400	423,778
1.50%, 07/29/28 (Call 04/29/28)(a)	EUR	600	595,826
Covivio, 1.50%, 06/21/27 (Call 03/21/27)(a)	EUR	300	295,236
Cred Mutuel Home Loan, 0.00%, 05/06/31(a)(c)	EUR	300	256,294
Credit Agricole Assurances SA
2.00%, 07/17/30(a)	EUR	300	269,967
4.25%, (Call 01/13/25)(a)(b)(d)	EUR	300	320,765
4.75%, 09/27/48 (Call 09/27/28)(a)(b)	EUR	200	210,824
Credit Agricole Home Loan SFH SA
0.00%, 04/12/28(a)(c)	EUR	500	471,288
0.00%, 11/03/31(a)(c)	EUR	300	252,397
0.05%, 12/06/29(a)	EUR	200	179,425
0.38%, 09/30/24(a)	EUR	300	316,313
0.50%, 04/03/25(a)	EUR	400	416,897
0.75%, 05/05/27(a)	EUR	100	100,006
0.88%, 05/06/34	EUR	200	171,795
1.00%, 01/16/29	EUR	400	390,575
1.38%, 02/03/32(a)	EUR	200	189,593
1.50%, 02/03/37(a)	EUR	400	350,523
1.50%, 09/28/38(a)	EUR	100	85,569
1.63%, 05/31/30	EUR	200	198,280
2.13%, 01/07/30(a)	EUR	300	309,030
3.25%, 09/28/32	EUR	300	330,385
Credit Agricole Public Sector SCF SA
0.00%, 09/13/28(c)	EUR	200	186,212
0.63%, 03/29/29	EUR	200	190,289
1.88%, 06/07/23(a)	EUR	200	220,113
Credit Agricole SA
0.63%, 01/12/28 (Call 01/12/27), (3-mo. EURIBOR + 0.600%)(a)(b)	EUR	600	580,025
0.88%, 01/14/32(a)	EUR	100	85,236
1.00%, 09/18/25(a)	EUR	600	623,488
1.00%, 04/22/26 (Call 04/22/25)(a)(b)	EUR	700	726,285
1.00%, 07/03/29(a)	EUR	300	282,429
1.13%, 02/24/29(a)	EUR	400	382,527
1.13%, 07/12/32(a)	EUR	300	259,498
2.00%, 03/25/29(a)	EUR	400	379,005
2.50%, 04/22/34(a)	EUR	200	191,640
2.63%, 03/17/27(a)	EUR	200	208,517
3.88%, 04/20/31	EUR	200	219,915
4.13%, 03/07/30	EUR	400	451,427
Series 2, 0.84%, 06/09/27(a)	JPY	100,000	712,195
Credit Agricole SA/London
1.38%, 05/03/27(a)	EUR	600	604,976
2.38%, 05/20/24(a)	EUR	600	651,984
Credit Mutuel Arkea SA
0.75%, 01/18/30(a)	EUR	400	355,702
1.13%, 05/23/29(a)	EUR	200	185,807
1.25%, 06/11/29 (Call 06/11/28), (3-mo. EURIBOR + 1.500%)(a)(b)	EUR	200	190,739
1.38%, 01/17/25(a)	EUR	200	211,199
1.88%, 10/25/29 (Call 10/25/24)(a)(b)	EUR	200	209,343
3.38%, 09/19/27(a)	EUR	400	431,729

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
3.38%, 03/11/31(a)	EUR	100	$99,307
Credit Mutuel Home Loan SFH SA
0.00%, 07/20/28(a)(c)	EUR	300	280,538
0.13%, 01/28/30(a)	EUR	100	89,724
0.63%, 03/04/27(a)	EUR	400	399,708
0.75%, 09/15/27(a)	EUR	400	396,971
1.00%, 04/30/28(a)	EUR	200	198,133
1.00%, 01/30/29(a)	EUR	400	390,099
1.75%, 06/19/24(a)	EUR	600	647,336
2.75%, 12/08/27	EUR	400	431,540
Danone SA
0.00%, 12/01/25 (Call 11/01/25)(a)(c)	EUR	500	508,433
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR	700	744,149
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR	300	323,942
Dassault Systemes SE
0.00%, 09/16/24 (Call 06/16/24)(a)(c)	EUR	300	315,582
0.13%, 09/16/26 (Call 06/16/26)(a)	EUR	300	298,283
Dexia Credit Local SA
0.00%, 01/21/28(a)(c)	EUR	300	285,841
0.63%, 01/17/26(a)	EUR	600	616,507
1.25%, 11/26/24(a)	EUR	700	745,923
2.13%, 02/12/25(a)	GBP	500	599,658
Edenred, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR	600	636,381
Electricite de France SA
2.00%, 12/09/49 (Call 06/09/49)(a)	EUR	300	196,894
4.00%, 11/12/25(a)	EUR	600	668,380
4.38%, 10/12/29 (Call 07/12/29)(a)	EUR	300	335,324
4.50%, 11/12/40(a)	EUR	350	376,745
4.63%, 04/26/30(a)	EUR	450	513,195
4.75%, 10/12/34 (Call 07/12/34)(a)	EUR	500	555,958
5.13%, 09/22/50(a)	GBP	300	315,536
5.50%, 01/25/35 (Call 10/25/34)(a)	GBP	200	237,476
5.50%, 03/27/37(a)	GBP	200	234,447
5.50%, 10/17/41(a)	GBP	200	227,334
5.63%, 01/25/53 (Call 07/25/52)(a)	GBP	100	112,183
5.88%, 07/18/31	GBP	224	281,940
6.13%, 06/02/34(a)	GBP	300	381,485
ELO SACA, 2.38%, 04/25/25 (Call 01/25/25)(a)	EUR	600	638,106
Engie SA
0.88%, 09/19/25 (Call 06/19/25)(a)	EUR	700	727,334
1.25%, 10/24/41 (Call 07/24/41)(a)	EUR	200	136,678
1.38%, 06/22/28 (Call 03/22/28)(a)	EUR	400	398,941
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	400	393,383
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	148,591
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR	200	168,033
1.50%, (Call 05/30/28)(a)(b)(d)	EUR	300	268,122
1.63%, (Call 04/08/25)(a)(b)(d)	EUR	500	508,180
3.50%, 09/27/29 (Call 06/27/29)(a)	EUR	400	440,624
3.63%, 01/11/30 (Call 10/11/29)(a)	EUR	200	220,631
4.25%, 01/11/43 (Call 10/11/42)(a)	EUR	100	109,466
5.00%, 10/01/60(a)	GBP	150	173,628
7.00%, 10/30/28	GBP	200	273,341
EssilorLuxottica SA
0.38%, 01/05/26 (Call 10/05/25)(a)	EUR	300	307,972
0.38%, 11/27/27 (Call 08/27/27)(a)	EUR	500	488,263
0.75%, 11/27/31 (Call 08/27/31)(a)	EUR	400	363,632
2.38%, 04/09/24 (Call 01/09/24)(a)	EUR	100	109,131
Eutelsat SA, 2.25%, 07/13/27 (Call 04/13/27)(a)	EUR	300	294,270
Gecina SA
1.00%, 01/30/29 (Call 10/30/28)(a)	EUR	100	94,231

Security		Par (000)	Value

France (continued)
1.38%, 01/26/28 (Call 10/26/27)(a)	EUR	300	$299,877
1.63%, 05/29/34 (Call 03/01/34)(a)	EUR	100	86,560
GELF Bond Issuer I SA, 1.13%, 07/18/29 (Call 04/18/29)(a)	EUR	200	172,564
Groupe des Assurances du Credit Mutuel SADIR, 1.85%, 04/21/42 (Call 10/21/31)(a)(b)	EUR	400	323,765
HSBC Continental Europe SA, 0.25%, 05/17/24(a)	EUR	500	530,521
HSBC SFH France SA
0.50%, 04/17/25(a)	EUR	200	208,012
0.75%, 03/22/27(a)	EUR	200	200,495
2.50%, 06/28/28(a)	EUR	300	318,832
ICADE
1.00%, 01/19/30 (Call 10/19/29)(a)	EUR	300	265,491
1.13%, 11/17/25 (Call 08/17/25)(a)	EUR	300	309,414
Icade Sante SAS, 0.88%, 11/04/29 (Call 08/04/29)(a)	EUR	300	266,165
Ile-de-France Mobilites
0.20%, 11/16/35(a)	EUR	200	149,393
0.68%, 11/24/36(a)	EUR	200	154,319
Ile-De-France Mobilites, 1.00%, 05/25/34(a)	EUR	200	173,977
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	200	201,941
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR	200	195,017
In’li SA, 1.13%, 07/02/29 (Call 04/02/29)(a)	EUR	100	89,136
JCDecaux SA
1.63%, 02/07/30 (Call 11/07/29)(a)	EUR	200	182,695
2.00%, 10/24/24 (Call 07/24/24)(a)	EUR	100	107,564
Kering SA
0.75%, 05/13/28 (Call 02/13/28)(a)	EUR	200	196,932
1.25%, 05/05/25 (Call 04/05/25)(a)	EUR	200	212,089
3.38%, 02/27/33 (Call 11/27/32)	EUR	100	110,449
Klepierre SA
0.63%, 07/01/30 (Call 04/01/30)(a)	EUR	500	421,796
0.88%, 02/17/31 (Call 11/17/30)(a)	EUR	100	83,021
La Banque Postale Home Loan SFH SA
0.00%, 10/22/29(a)(c)	EUR	300	270,377
0.63%, 06/23/27(a)	EUR	250	248,429
1.00%, 10/04/28(a)	EUR	200	196,996
1.63%, 05/12/30(a)	EUR	500	498,775
La Banque Postale SA
0.75%, 06/23/31(a)	EUR	200	168,465
2.00%, 07/13/28(a)	EUR	500	496,930
5.50%, 03/05/34 (Call 12/05/28)(a)(b)	EUR	300	325,450
5.63%, 09/21/28 (Call 09/21/27)(a)(b)	GBP	100	123,394
La Mondiale SAM
0.75%, 04/20/26 (Call 01/20/26)(a)	EUR	300	298,019
2.13%, 06/23/31 (Call 03/23/31)(a)	EUR	200	176,472
La Poste SA
0.38%, 09/17/27(a)	EUR	600	578,921
1.00%, 09/17/34(a)	EUR	500	412,023
1.13%, 06/04/25(a)	EUR	200	209,645
1.38%, 04/21/32(a)	EUR	300	273,973
Legrand SA
0.63%, 06/24/28 (Call 03/24/28)(a)	EUR	300	291,179
1.00%, 03/06/26 (Call 12/06/25)(a)	EUR	200	205,872
L’Oreal SA, 0.88%, 06/29/26 (Call 03/29/26)(a)	EUR	200	207,113
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28 (Call 11/11/27)(a)	EUR	500	482,842
0.75%, 05/26/24 (Call 02/26/24)(a)	EUR	1,149	1,235,938
1.13%, 02/11/27 (Call 11/11/26)(a)	GBP	300	333,528

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
MMB SCF SACA, 0.00%, 09/20/31(a)(c)	EUR	400	$336,714
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 2.13%, 06/21/52 (Call 03/21/32), (3-mo. EURIBOR + 3.449%)(a)(b)	EUR	200	153,999
Nerval SAS Co., 2.88%, 04/14/32 (Call 01/15/32)(a)	EUR	200	182,614
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR	600	607,310
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR	700	707,942
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR	200	205,346
1.75%, (Call 07/15/28)(a)(b)(d)	EUR	300	276,853
2.38%, 05/18/32 (Call 02/18/32)(a)	EUR	400	406,487
2.38%, (Call 01/15/25)(a)(b)(d)	EUR	300	313,757
3.13%, 01/09/24(a)	EUR	100	109,987
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP	300	332,985
5.00%, (Call 10/01/26)(a)(b)(d)	EUR	400	440,103
5.38%, 11/22/50(a)	GBP	50	63,979
5.63%, 01/23/34	GBP	191	252,485
8.13%, 11/20/28(a)	GBP	200	289,344
8.13%, 01/28/33	EUR	445	669,763
Orano SA, 2.75%, 03/08/28 (Call 12/08/27)(a)	EUR	300	306,587
Pernod Ricard SA
0.50%, 10/24/27 (Call 07/24/27)(a)	EUR	300	294,250
1.38%, 04/07/29 (Call 01/07/29)(a)	EUR	300	296,591
1.75%, 04/08/30 (Call 01/08/30)(a)	EUR	300	298,868
PSA Banque France SA, 0.63%, 06/21/24 (Call 03/21/24)(a)	EUR	400	425,805
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)(a)	EUR	213	231,924
1.00%, 05/17/23(a)	EUR	170	187,134
1.13%, 01/15/27 (Call 10/15/26)(a)	EUR	200	196,213
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR	345	363,003
1.75%, 04/10/26 (Call 01/10/26)(a)	EUR	587	601,623
Regie Autonome des Transports Parisiens, 0.88%, 05/25/27(a)	EUR	400	404,146
RTE Reseau de Transport, 0.75%, 01/12/34 (Call 10/12/33)(a)	EUR	600	499,948
RTE Reseau de Transport d’Electricite SADIR
0.00%, 09/09/27 (Call 06/09/27)(a)(c)	EUR	300	287,586
1.13%, 09/09/49 (Call 06/09/49)(a)	EUR	300	198,812
1.63%, 11/27/25 (Call 08/27/25)(a)	EUR	300	316,319
2.13%, 09/27/38 (Call 06/27/38)(a)	EUR	200	179,837
2.88%, 09/12/23(a)	EUR	100	109,955
Sanofi
1.25%, 03/21/34 (Call 12/21/33)(a)	EUR	300	273,481
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR	500	527,976
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR	400	395,424
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR	600	622,761
Sanofi SR, 1.25%, 04/06/29 (Call 01/06/29)(a)	EUR	400	398,703
Schneider Electric SE
0.25%, 09/09/24 (Call 06/09/24)(a)	EUR	400	424,518
0.88%, 03/11/25 (Call 12/11/24)(a)	EUR	200	211,880
1.38%, 06/21/27 (Call 03/21/27)(a)	EUR	100	102,642
SCOR SE, 3.00%, 06/08/46 (Call 06/08/26)(a)(b)	EUR	200	203,027
SNCF Reseau
0.75%, 05/25/36(a)	EUR	400	316,567
0.88%, 01/22/29(a)	EUR	300	292,760
1.00%, 11/09/31(a)	EUR	400	370,909
1.13%, 05/19/27(a)	EUR	400	409,034
1.13%, 05/25/30(a)	EUR	700	676,449

Security		Par (000)	Value

France (continued)
1.88%, 03/30/34(a)	EUR	300	$286,135
2.25%, 12/20/47(a)	EUR	400	336,785
4.25%, 10/07/26(a)	EUR	200	228,642
4.83%, 03/25/60	GBP	160	200,419
5.25%, 12/07/28(a)	GBP	150	195,580
Societe Generale SA
0.13%, 02/24/26(a)	EUR	600	596,097
0.50%, 06/12/29 (Call 06/12/28), (3-mo. EURIBOR + 0.950%)(a)(b)	EUR	700	631,241
0.63%, 12/02/27 (Call 12/02/26)(a)(b)	EUR	300	288,151
0.75%, 05/26/23(a)	EUR	200	220,034
0.75%, 01/25/27(a)	EUR	500	487,205
0.88%, 07/01/26(a)	EUR	100	99,701
1.25%, 06/12/30(a)	EUR	200	178,296
1.88%, 10/03/24(a)	GBP	400	477,746
2.13%, 09/27/28(a)	EUR	600	592,018
2.63%, 02/27/25(a)	EUR	700	748,599
4.25%, 12/06/30 (Call 12/06/29), (3-mo. EURIBOR + 1.800%)(a)(b)	EUR	200	214,957
Societe Generale SFH SA
0.00%, 02/11/30(a)(c)	EUR	300	267,147
0.00%, 02/05/31(a)(c)	EUR	100	86,330
0.25%, 01/23/24(a)	EUR	100	107,608
0.50%, 01/30/25(a)	EUR	300	314,045
0.50%, 01/28/26(a)	EUR	400	408,682
0.75%, 10/18/27(a)	EUR	400	396,433
0.75%, 01/19/28(a)	EUR	500	492,814
1.38%, 05/05/28(a)	EUR	400	404,208
1.75%, 05/05/34(a)	EUR	300	284,046
Societe National SNCF SA
1.50%, 02/02/29(a)	EUR	300	301,718
4.63%, 02/02/24(a)	EUR	50	55,548
Sodexo SA
0.50%, 01/17/24 (Call 10/17/23)(a)	EUR	200	215,858
1.00%, 07/17/28 (Call 04/17/28)(a)	EUR	300	297,159
2.50%, 06/24/26 (Call 03/24/26)(a)	EUR	150	160,917
Suez SA
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR	600	593,730
1.25%, 05/14/35 (Call 02/14/35)(a)	EUR	300	254,509
1.75%, 09/10/25 (Call 06/10/25)(a)	EUR	400	424,650
Suez SACA
1.88%, 05/24/27 (Call 02/24/27)(a)	EUR	100	102,887
2.38%, 05/24/30 (Call 02/24/30)(a)	EUR	200	196,910
2.88%, 05/24/34 (Call 02/24/34)(a)	EUR	200	193,522
4.63%, 11/03/28 (Call 08/03/28)(a)	EUR	200	227,161
5.00%, 11/03/32 (Call 08/03/32)(a)	EUR	100	116,644
TDF Infrastructure SAS, 2.50%, 04/07/26 (Call 01/07/26)(a)	EUR	300	314,309
Teleperformance
1.88%, 07/02/25 (Call 04/02/25)(a)	EUR	300	314,895
3.75%, 06/24/29 (Call 03/24/29)(a)	EUR	300	316,478
Terega SA, 2.20%, 08/05/25 (Call 05/05/25)(a)	EUR	200	214,260
Terega SASU, 0.63%, 02/27/28 (Call 11/27/27)(a)	EUR	100	94,290
Thales SA
0.25%, 01/29/27 (Call 10/29/26)(a)	EUR	100	97,747
0.75%, 06/07/23 (Call 05/29/23)(a)	EUR	300	329,866
TotalEnergies Capital International SA
0.75%, 07/12/28(a)	EUR	600	582,577
1.41%, 09/03/31 (Call 06/03/31)(a)	GBP	100	97,448
1.66%, 07/22/26 (Call 04/22/26)(a)	GBP	400	459,026

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
1.99%, 04/08/32 (Call 01/08/32)(a)	EUR	800	$781,961
2.50%, 03/25/26(a)	EUR	200	216,199
TotalEnergies SE
1.63%, (Call 10/25/27)(a)(b)(d)	EUR	200	182,338
2.00%, (Call 09/04/30)(a)(b)(d)	EUR	500	421,477
3.25%, (Call 06/17/36)(a)(b)(d)	EUR	200	162,083
3.37%, (Call 10/06/26)(a)(b)(d)	EUR	240	249,417
Unibail Rodamco Westfld Co., 2.88%, (Call 04/25/26)(a)(b)(d)	EUR	200	175,202
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32 (Call 12/29/31)(a)	EUR	200	155,434
1.50%, 02/22/28(a)	EUR	450	430,616
1.75%, 02/27/34 (Call 11/27/33)(a)	EUR	300	249,045
2.00%, 06/29/32 (Call 03/29/32)(a)	EUR	300	257,283
2.25%, 05/14/38 (Call 02/14/38)(a)	EUR	200	158,416
2.50%, 06/04/26(a)	EUR	600	626,768
2.63%, 04/09/30 (Call 01/09/30)(a)	EUR	100	96,702
Veolia Environnement SA
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	103,616
6.13%, 11/25/33	EUR	465	624,007
Vinci SA
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	400	402,330
2.75%, 09/15/34 (Call 06/15/34)(a)	GBP	200	207,160
Vivendi SE, 0.63%, 06/11/25 (Call 03/11/25)(a)	EUR	400	412,983
Wendel SE
1.00%, 06/01/31 (Call 03/01/31)(a)	EUR	300	255,627
1.38%, 04/26/26 (Call 01/26/26)(a)	EUR	300	308,683
Westfield America Management Ltd.
2.13%, 03/30/25 (Call 01/30/25)(a)	GBP	200	231,343
2.63%, 03/30/29 (Call 12/30/28)(a)	GBP	100	99,822
Worldline SA/France, 0.88%, 06/30/27 (Call 03/30/27)(a)	EUR	300	296,307

			133,213,866

Germany — 3.2%
Aareal Bank AG
0.13%, 02/01/30(a)	EUR	400	360,590
0.75%, 04/18/28(a)	EUR	400	330,134
adidas AG, 3.13%, 11/21/29 (Call 08/21/29)(a)	EUR	200	217,850
Allianz Finance II BV
0.50%, 01/14/31 (Call 10/14/30)(a)	EUR	400	364,927
0.88%, 01/15/26 (Call 10/15/25)(a)	EUR	400	416,752
1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	96,713
Series 62, 4.50%, 03/13/43(a)	GBP	200	240,924
Allianz SE
1.30%, 09/25/49 (Call 09/25/29)(a)(b)	EUR	200	175,998
2.24%, 07/07/45 (Call 07/07/25), (3-mo. EURIBOR + 2.650%)(a)(b)	EUR	500	520,439
3.10%, 07/06/47 (Call 07/06/27), (3-mo. EURIBOR + 3.350%)(a)(b)	EUR	400	413,151
3.38%, (Call 09/18/24)(a)(b)(d)	EUR	200	214,432
4.25%, 07/05/52 (Call 01/05/32)(a)(b)	EUR	200	203,506
alstria office REIT-AG, 1.50%, 11/15/27 (Call 08/15/27)(a)	EUR	100	81,913
Amprion GmbH
3.45%, 09/22/27 (Call 06/22/27)(a)	EUR	300	328,778
3.97%, 09/22/32 (Call 06/22/32)(a)	EUR	400	445,719
Aroundtown SA
1.45%, 07/09/28 (Call 04/09/28)(a)	EUR	200	145,131
1.50%, 05/28/26 (Call 02/28/26)(a)	EUR	300	263,015
1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	200	153,431

Security		Par (000)	Value

Germany (continued)
3.38%, (Call 09/23/24)(a)(b)(d)	EUR	200	$96,749
3.63%, 04/10/31 (Call 01/10/31)(a)	GBP	250	190,124
BASF SE
0.88%, 11/15/27 (Call 08/15/27)(a)	EUR	300	308,895
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	160	145,449
1.50%, 03/17/31 (Call 12/17/30)(a)	EUR	300	289,520
3.75%, 06/29/32 (Call 03/29/32)(a)	EUR	400	444,480
Series 7Y, 0.88%, 05/22/25(a)	EUR	574	606,160
Bausparkasse Schwaebisch Hall AG
0.20%, 10/28/31	EUR	200	173,444
0.20%, 04/27/33(a)	EUR	500	414,408
Bayer AG
0.63%, 07/12/31 (Call 04/12/31)(a)	EUR	300	255,653
1.00%, 01/12/36 (Call 10/12/35)(a)	EUR	200	152,657
1.38%, 07/06/32 (Call 04/06/32)(a)	EUR	400	354,006
Bayer Capital Corp. BV, 2.13%, 12/15/29 (Call 09/15/29)(a)	EUR	600	601,433
Bayerische Landesbank
0.75%, 01/20/26(a)	EUR	180	185,575
0.75%, 01/19/28(a)	EUR	400	396,596
1.38%, 11/22/32 (Call 08/22/27)(a)(b)	EUR	600	518,129
2.50%, 06/28/32(a)	EUR	250	264,150
Bayerische Landesbodenkreditanstalt, 0.63%, 11/23/26	EUR	100	101,135
Berlin Hyp AG
0.00%, 02/17/27(a)(c)	EUR	500	490,572
0.13%, 01/18/30(a)	EUR	600	545,659
0.38%, 05/03/24(a)	EUR	100	106,705
0.50%, 11/05/29(a)	EUR	500	439,972
1.75%, 05/10/32(a)	EUR	400	396,349
Series 200, 0.38%, 02/21/25(a)	EUR	500	521,783
Bertelsmann SE & Co. KGaA
1.25%, 09/29/25 (Call 06/29/25)(a)	EUR	300	314,597
3.50%, 05/29/29 (Call 02/28/29)(a)	EUR	400	436,119
BMW Canada Inc., Series V, 2.41%, 11/27/23	CAD	200	145,519
BMW Finance NV
0.00%, 01/11/26(a)(c)	EUR	300	304,528
0.38%, 01/14/27(a)	EUR	200	200,308
0.75%, 07/13/26(a)	EUR	355	364,000
0.88%, 04/03/25(a)	EUR	250	264,922
0.88%, 01/14/32(a)	EUR	100	91,042
1.00%, 01/21/25(a)	EUR	50	53,249
1.13%, 01/10/28(a)	EUR	400	403,410
1.50%, 02/06/29(a)	EUR	400	401,339
BMW International Investment BV, 1.88%, 09/11/23(a)	GBP	261	324,669
Commerzbank AG
0.05%, 07/11/24(a)	EUR	250	264,222
0.50%, 06/09/26	EUR	570	578,320
0.63%, 08/28/24(a)	EUR	700	739,112
0.88%, 01/22/27(a)	EUR	500	482,704
0.88%, 04/18/28(a)	EUR	450	445,804
1.13%, 09/19/25(a)	EUR	400	407,434
1.75%, 01/22/25(a)	GBP	300	347,534
2.25%, 09/01/32(a)	EUR	893	917,105
Continental AG, 2.50%, 08/27/26 (Call 05/27/26)	EUR	400	428,137
Covestro AG, 0.88%, 02/03/26 (Call 11/03/25)(a)	EUR	300	309,552
Daimler AG
0.75%, 03/11/33(a)	EUR	450	389,058
1.00%, 11/15/27(a)	EUR	200	202,483

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
1.50%, 07/03/29(a)	EUR	350	$349,335
2.00%, 08/22/26(a)	EUR	550	588,415
2.00%, 02/27/31(a)	EUR	310	311,533
Daimler International Finance BV
0.85%, 02/28/25(a)	EUR	598	633,969
1.63%, 11/11/24(a)	GBP	200	239,532
Daimler Truck International Finance BV, 1.63%, 04/06/27(a)	EUR	300	307,318
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR	200	196,888
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR	400	418,237
Deutsche Bahn Finance GMBH
0.63%, 09/26/28(a)	EUR	150	146,117
0.63%, 12/08/50(a)	EUR	450	255,266
0.88%, 07/11/31(a)	EUR	570	529,820
0.95%, (Call 01/23/25)(a)(b)(d)	EUR	500	507,690
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	151,682
1.13%, 12/18/28(a)	EUR	562	560,667
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	400	471,593
1.38%, 04/16/40(a)	EUR	650	513,892
2.75%, 03/19/29(a)	EUR	50	54,547
3.50%, 09/27/24(a)	AUD	100	65,529
Series CB, 1.60%, (Call 07/18/29)(a)(b)(d)	EUR	400	349,902
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR	100	90,512
0.25%, 05/15/23(a)	EUR	250	275,227
0.25%, 03/08/24(a)	EUR	122	130,697
0.25%, 08/31/28(a)	EUR	222	210,756
0.63%, 12/19/23(a)	CHF	100	110,260
1.13%, 03/17/25(a)	EUR	200	206,564
1.38%, 02/17/32 (Call 02/17/31), (3-mo. EURIBOR + 1.500%)(a)(b)	EUR	400	326,947
1.63%, 01/20/27(a)	EUR	400	388,887
1.75%, 01/17/28(a)	EUR	100	94,182
1.75%, 11/19/30 (Call 11/19/29), (3-mo. EURIBOR + 2.050%)(a)(b)	EUR	200	174,894
2.63%, 02/12/26(a)	EUR	500	518,202
2.63%, 06/30/37(a)	EUR	500	515,585
3.25%, 05/24/28 (Call 05/24/27)(a)(b)	EUR	300	303,017
3.88%, 02/12/24(a)	GBP	300	368,255
4.00%, 06/24/32 (Call 03/24/27)(a)(b)	EUR	500	476,462
5.63%, 05/19/31 (Call 02/19/26)(a)(b)	EUR	200	209,017
Deutsche Boerse AG
0.13%, 02/22/31 (Call 11/22/30)(a)	EUR	300	260,853
1.50%, 04/04/32 (Call 01/04/32)(a)	EUR	200	189,397
1.63%, 10/08/25(a)	EUR	120	128,799
Deutsche Hypothekenbank AG, 0.25%, 05/17/24	EUR	200	212,808
Deutsche Kreditbank AG
0.00%, 11/07/29(a)(c)	EUR	370	335,748
0.75%, 09/26/24(a)	EUR	500	529,755
1.63%, 06/18/24(a)	EUR	100	107,777
Deutsche Pfandbriefbank AG
0.10%, 01/21/28	EUR	500	478,329
0.25%, 10/27/25(a)	EUR	400	386,212
0.63%, 08/30/27	EUR	600	594,134
Deutsche Post AG
1.00%, 05/20/32 (Call 02/20/32)(a)	EUR	449	411,937
1.63%, 12/05/28 (Call 09/05/28)(a)	EUR	100	103,005
2.88%, 12/11/24(a)	EUR	334	367,836

Security		Par (000)	Value

Germany (continued)
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR	250	$249,523
1.75%, 12/09/49(a)	EUR	344	256,002
Deutsche Telekom International Finance BV
0.63%, 12/13/24(a)	EUR	200	212,528
1.38%, 01/30/27(a)	EUR	600	622,940
1.50%, 04/03/28(a)	EUR	355	363,354
2.25%, 04/13/29(a)	GBP	261	285,200
4.50%, 10/28/30(a)	EUR	100	118,166
Deutsche Wohnen SE, 1.50%, 04/30/30 (Call 01/30/30)(a)	EUR	200	175,035
DZ HYP AG
0.00%, 01/15/27(a)(c)	EUR	300	294,568
0.00%, 10/27/28(a)(c)	EUR	425	396,600
0.05%, 12/06/24	EUR	100	104,394
0.10%, 08/31/26(a)	EUR	400	398,081
0.38%, 11/10/34(a)	EUR	425	342,122
0.50%, 11/13/25(a)	EUR	385	396,024
0.75%, 02/02/26(a)	EUR	300	308,799
0.75%, 06/30/27(a)	EUR	250	250,407
0.88%, 01/18/30(a)	EUR	600	574,042
0.88%, 04/17/34(a)	EUR	250	217,942
E.ON International Finance BV
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR	786	769,438
1.63%, 05/30/26 (Call 02/28/26)(a)	EUR	258	270,789
5.88%, 10/30/37(a)	GBP	350	445,189
6.13%, 07/06/39(a)	GBP	50	65,215
6.25%, 06/03/30(a)	GBP	260	344,426
6.38%, 06/07/32	GBP	190	255,514
E.ON SE
0.25%, 10/24/26 (Call 07/24/26)(a)	EUR	450	448,303
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	200	195,136
0.75%, 02/20/28 (Call 11/20/27)(a)	EUR	200	195,627
0.88%, 10/18/34 (Call 07/18/34)(a)	EUR	300	244,063
1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	215	212,768
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	200	185,247
EnBW International Finance BV
0.50%, 03/01/33 (Call 12/01/32)(a)	EUR	350	281,208
1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	386	356,242
6.13%, 07/07/39	EUR	330	433,316
Eurogrid GmbH
1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	200	178,715
3.28%, 09/05/31 (Call 06/05/31)(a)	EUR	400	431,398
Evonik Finance BV, 0.75%, 09/07/28 (Call 06/07/28)(a)	EUR	270	263,421
Fresenius SE & Co. KGaA
0.75%, 01/15/28 (Call 10/15/27)(a)	EUR	785	755,320
1.88%, 05/24/25 (Call 04/24/25)(a)	EUR	450	479,294
2.88%, 02/15/29 (Call 11/15/28)(a)	EUR	270	279,981
Grand City Properties SA
1.38%, 08/03/26 (Call 05/03/26)(a)	EUR	500	458,093
1.50%, (Call 03/09/26)(a)(b)(d)	EUR	100	38,611
Hamburg Commercial Bank AG
0.00%, 01/19/27(a)(c)	EUR	200	195,830
0.38%, 07/12/23(a)	EUR	300	328,769
Hamburger Sparkasse AG, 0.38%, 05/23/24(a)	EUR	300	319,390
Hannover Rueck SE
1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	300	294,131

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
1.38%, 06/30/42 (Call 12/30/31), (3-mo. EURIBOR + 2.330%)(a)(b)	EUR	100	$79,902
1.75%, 10/08/40 (Call 07/08/30), (3-mo. EURIBOR + 3.000%)(a)(b)	EUR	200	173,091
HeidelbergCement AG, 1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	531	564,004
HeidelbergCement Finance Luxembourg SA
1.13%, 12/01/27 (Call 09/01/27)(a)	EUR	320	318,945
1.50%, 06/14/27 (Call 03/14/27)(a)	EUR	235	241,574
HOCHTIEF AG, 0.63%, 04/26/29 (Call 01/26/29)(a)	EUR	350	308,779
HOWOGE Wohnungs-baugesellschaft mbH, 0.63%, 11/01/28 (Call 08/01/28)(a)	EUR	500	452,270
Infineon Technologies AG, 1.63%, 06/24/29 (Call 03/24/29)(a)	EUR	300	297,467
ING-DiBa AG
0.25%, 11/16/26(a)	EUR	500	497,971
1.00%, 05/23/39(a)	EUR	100	78,816
1.25%, 10/09/33(a)	EUR	400	366,386
Investitionsbank Berlin
0.50%, 04/17/26	EUR	200	204,420
2.75%, 10/04/27(a)	EUR	400	436,577
3.13%, 03/01/33(a)	EUR	400	445,018
Series 214, 0.00%, 04/18/28(a)(c)	EUR	200	190,433
Kreditanstalt fuer Wiederaufbau
0.00%, 09/15/23(c)	EUR	200	217,852
0.00%, 07/04/24(a)(c)	EUR	1,000	1,062,849
0.00%, 02/18/25(a)(c)	EUR	500	522,119
0.00%, 06/15/26(a)(c)	EUR	425	428,352
0.00%, 09/30/26(a)(c)	EUR	1,400	1,401,014
0.00%, 03/31/27(a)(c)	EUR	1,000	986,311
0.00%, 04/30/27(a)(c)	EUR	600	590,292
0.00%, 05/05/27(a)(c)	EUR	950	934,462
0.00%, 12/15/27(a)(c)	EUR	1,000	967,402
0.00%, 09/15/28(a)(c)	EUR	1,250	1,185,301
0.00%, 11/09/28(a)(c)	EUR	945	892,276
0.00%, 06/15/29(a)(c)	EUR	800	742,478
0.00%, 09/17/30(a)(c)	EUR	2,700	2,414,944
0.00%, 01/10/31(a)(c)	EUR	1,730	1,534,524
0.05%, 05/30/24	EUR	50	53,312
0.05%, 09/29/34(a)	EUR	1,010	799,922
0.13%, 10/04/24	EUR	925	977,529
0.13%, 12/30/26(a)	GBP	200	216,136
0.13%, 01/09/32(a)	EUR	1,170	1,021,426
0.25%, 06/30/25	EUR	1,000	1,040,007
0.38%, 04/23/25	EUR	750	785,162
0.38%, 03/09/26	EUR	1,370	1,406,135
0.63%, 01/15/25	EUR	700	740,338
0.63%, 02/22/27	EUR	800	810,452
0.63%, 01/07/28	EUR	2,151	2,142,199
0.75%, 12/07/27(a)	GBP	300	323,423
0.75%, 06/28/28	EUR	1,465	1,455,245
0.88%, 07/18/24(a)	GBP	500	599,608
0.88%, 09/15/26(a)	GBP	970	1,089,329
0.88%, 07/04/39(a)	EUR	320	252,337
1.13%, 07/04/25(a)	GBP	700	819,869
1.13%, 09/15/32(a)	EUR	220	208,024
1.13%, 03/31/37(a)	EUR	600	512,093
1.13%, 06/15/37(a)	EUR	100	84,851
1.25%, 07/31/26(a)	GBP	400	456,411
1.25%, 06/30/27(a)	EUR	2,010	2,074,799

Security		Par (000)	Value

Germany (continued)
1.25%, 07/04/36(a)	EUR	440	$387,195
1.38%, 12/15/25(a)	GBP	400	463,872
1.38%, 07/31/35(a)	EUR	370	338,553
1.50%, 06/11/24	EUR	350	378,789
2.00%, 02/15/27	AUD	200	124,753
2.75%, 02/14/33(a)	EUR	500	545,490
3.13%, 06/07/30	EUR	700	785,338
3.75%, 07/30/27	GBP	200	246,562
4.00%, 02/27/25(a)	AUD	500	333,116
5.00%, 03/19/24	AUD	70	46,821
6.00%, 12/07/28	GBP	150	205,658
Landesbank Baden-Wuerttemberg
0.00%, 06/17/26(a)(c)	EUR	200	199,942
0.13%, 06/27/23(a)	EUR	100	109,711
0.25%, 01/10/25(a)	EUR	400	417,902
0.38%, 01/14/26(a)	EUR	486	496,441
0.38%, 02/18/27(a)	EUR	600	572,871
0.38%, 02/21/31(a)	EUR	500	404,915
1.75%, 02/28/28(a)	EUR	550	572,234
Series 812, 0.00%, 07/16/27(a)(c)	EUR	300	291,232
Landesbank Hessen-Thueringen Girozentrale
0.00%, 01/22/25(a)(c)	EUR	600	623,574
0.38%, 05/12/25(a)	EUR	600	615,892
0.50%, 09/25/25(a)	EUR	400	412,864
0.88%, 03/20/28(a)	EUR	600	596,031
4.50%, 09/15/32 (Call 06/15/27)(a)(b)	EUR	300	310,267
Series H337, 0.00%, 09/26/29(c)	EUR	600	546,089
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR	430	437,447
0.38%, 02/25/27(a)	EUR	400	399,126
0.63%, 12/15/25(a)	GBP	200	226,962
Landwirtschaftliche Rentenbank
0.00%, 07/19/28(a)(c)	EUR	500	474,528
0.00%, 11/27/29(a)(c)	EUR	1,510	1,377,784
0.00%, 06/30/31(a)(c)	EUR	670	583,406
0.05%, 01/31/31(a)	EUR	500	442,171
0.25%, 07/15/24(a)	EUR	700	744,133
0.25%, 08/29/25(a)	EUR	600	621,062
0.38%, 01/22/24(a)	EUR	100	107,929
0.38%, 02/14/28(a)	EUR	300	293,616
0.50%, 02/28/29(a)	EUR	400	384,625
0.63%, 05/18/27(a)	EUR	200	200,918
0.63%, 10/31/36(a)	EUR	50	40,116
1.38%, 09/08/25(a)	GBP	200	233,708
2.60%, 03/23/27(a)	AUD	100	63,646
4.75%, 05/06/26(a)	AUD	200	136,747
LANXESS AG
1.13%, 05/16/25 (Call 02/16/25)(a)	EUR	225	236,332
1.75%, 03/22/28 (Call 12/22/27)(a)	EUR	400	401,189
LEG Immobilien AG, 0.88%, 11/28/27 (Call 08/28/27)(a)	EUR	200	188,590
LEG Immobilien SE, 1.50%, 01/17/34 (Call 10/17/33)(a)	EUR	300	231,035
Linde Finance BV, 0.25%, 05/19/27 (Call 02/19/27)(a)	EUR	400	393,678
Mercedes-Benz Group AG
0.38%, 11/08/26(a)	EUR	525	527,925
0.75%, 02/08/30(a)	EUR	350	326,053
1.13%, 08/08/34(a)	EUR	305	264,878

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Merck Financial Services GmbH, 0.50%, 07/16/28 (Call 04/16/28)(a)	EUR	300	$288,465
Merck KGaA
1.63%, 06/25/79 (Call 09/18/24)(a)(b)	EUR	100	104,267
1.63%, 09/09/80 (Call 06/09/26)(a)(b)	EUR	100	97,640
2.88%, 06/25/79 (Call 03/25/29)(a)(b)	EUR	200	192,817
3.38%, 12/12/74 (Call 12/12/24)(a)(b)	EUR	450	487,138
Muenchener Hypothekenbank eG
0.00%, 10/19/39(a)(c)	EUR	275	178,844
0.13%, 09/05/35(a)	EUR	200	152,408
0.38%, 03/09/29(a)	EUR	300	266,770
0.50%, 03/14/25(a)	EUR	350	365,476
0.63%, 05/07/27(a)	EUR	400	400,104
1.00%, 04/18/39(a)	EUR	200	159,430
2.50%, 07/04/28(a)	EUR	390	417,988
Series 1803, 0.25%, 12/13/23(a)	EUR	100	107,987
Series 1943, 0.25%, 05/02/36(a)	EUR	150	113,650
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.00%, 05/26/42 (Call 11/26/31), (3-mo. EURIBOR + 2.100%)(a)(b)	EUR	300	236,116
1.25%, 05/26/41 (Call 11/26/30)(a)(b)	EUR	100	83,553
3.25%, 05/26/49 (Call 05/26/29), (3-mo. EURIBOR + 3.400%)(a)(b)	EUR	100	100,286
Norddeutsche Landesbank-Girozentrale
0.25%, 10/28/26	EUR	537	535,199
0.75%, 01/18/28(a)	EUR	794	785,283
NRW Bank
0.00%, 10/15/29(c)	EUR	70	63,771
0.10%, 07/09/35	EUR	570	434,797
0.25%, 05/16/24(a)	EUR	150	159,751
0.25%, 03/10/25(a)	EUR	700	729,085
0.25%, 07/04/25	EUR	200	206,677
0.38%, 12/16/24(a)	GBP	400	468,401
0.38%, 11/17/26(a)	EUR	132	132,552
0.50%, 05/26/25(a)	EUR	300	312,415
0.50%, 05/11/26(a)	EUR	50	50,993
0.50%, 06/17/41(a)	EUR	500	348,289
0.63%, 02/11/26	EUR	300	308,683
0.88%, 04/12/34	EUR	200	174,922
1.20%, 03/28/39	EUR	100	82,382
1.63%, 08/03/32(a)	EUR	300	294,674
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	200	210,919
Roadster Finance DAC, 1.63%, 12/09/29(a)	EUR	100	98,953
RWE AG
1.00%, 11/26/33 (Call 08/26/33)(a)	EUR	400	324,007
2.50%, 08/24/25 (Call 07/24/25)(a)	EUR	600	648,942
SAP SE
0.75%, 12/10/24 (Call 09/10/24)(a)	EUR	500	529,645
1.00%, 04/01/25 (Call 01/01/25)(a)	EUR	219	235,522
1.25%, 03/10/28 (Call 12/10/27)(a)	EUR	400	405,570
1.75%, 02/22/27 (Call 11/22/26)(a)	EUR	102	108,166
Siemens Financieringsmaatschappij NV
0.00%, 09/05/24(a)(c)	EUR	475	502,268
0.38%, 09/06/23(a)	EUR	210	229,145
0.50%, 09/05/34(a)	EUR	100	83,198
1.00%, 02/20/25(a)	GBP	300	352,865
1.00%, 09/06/27(a)	EUR	90	93,059
1.00%, 02/25/30 (Call 11/25/29)(a)	EUR	500	478,340

Security		Par (000)	Value

Germany (continued)
1.25%, 02/28/31(a)	EUR	275	$264,008
1.75%, 02/28/39(a)	EUR	200	174,653
2.75%, 09/10/25(a)	GBP	200	241,595
2.88%, 03/10/28(a)	EUR	541	596,408
3.38%, 08/24/31 (Call 05/24/31)(a)	EUR	300	334,732
3.50%, 02/24/36 (Call 11/24/35)(a)	EUR	100	110,564
3.63%, 02/24/43 (Call 08/24/42)(a)	EUR	200	217,361
Siemens Financieringsmat Co., 1.25%, 02/25/35 (Call 11/25/34)(a)	EUR	300	265,015
Talanx AG, 2.25%, 12/05/47 (Call 12/05/27), (3-mo. EURIBOR + 2.450%)(a)(b)	EUR	300	288,485
Traton Finance Luxembourg SA, 0.75%, 03/24/29 (Call 12/24/28)(a)	EUR	400	368,555
UniCredit Bank AG
0.00%, 09/10/24(a)(c)	EUR	286	300,603
0.00%, 09/15/28(a)(c)	EUR	600	561,731
0.00%, 01/21/36(a)(c)	EUR	100	73,798
0.25%, 01/15/32(a)	EUR	700	605,957
0.50%, 05/04/26(a)	EUR	500	508,626
0.85%, 05/22/34(a)	EUR	580	503,044
Vantage Towers AG, 0.75%, 03/31/30 (Call 12/31/29)(a)	EUR	200	220,380
Vier Gas Transport GmbH
3.13%, 07/10/23(a)	EUR	295	324,768
4.63%, 09/26/32 (Call 06/26/32)(a)	EUR	300	344,090
Volkswagen Bank GmbH, 2.50%, 07/31/26(a)	EUR	300	314,818
Volkswagen Financial Services AG
0.38%, 02/12/30(a)	EUR	550	465,412
1.50%, 10/01/24(a)	EUR	550	588,809
2.25%, 10/16/26(a)	EUR	70	73,415
3.00%, 04/06/25(a)	EUR	500	543,882
3.38%, 04/06/28(a)	EUR	250	266,979
Volkswagen Financial Services NV
1.38%, 09/14/28(a)	GBP	200	206,009
2.25%, 04/12/25(a)	GBP	150	178,429
Volkswagen International Finance NV
2.63%, 11/16/27(a)	EUR	300	312,547
3.30%, 03/22/33(a)	EUR	100	101,452
3.38%, 11/16/26(a)	GBP	300	351,165
3.50%, (Call 03/20/30)(a)(b)(d)	EUR	300	272,790
3.75%, (Call 12/28/27)(a)(b)(d)	EUR	200	191,052
3.88%, (Call 06/17/29)(a)(b)(d)	EUR	100	92,009
4.13%, 11/16/38(a)	EUR	200	207,091
4.25%, 03/29/29	EUR	200	220,173
4.38%, (Call 03/28/31)(a)(b)(d)	EUR	300	272,816
4.63%, (Call 03/24/26)(a)(b)(d)	EUR	450	472,922
4.63%, (Call 06/27/28)(a)(b)(d)	EUR	300	297,735
Series 10Y, 1.88%, 03/30/27(a)	EUR	600	609,690
Series NC6, 3.38%, (Call 06/27/24)(a)(b)(d)	EUR	400	424,232
Volkswagen Leasing GmbH
0.50%, 01/12/29(a)	EUR	200	178,852
0.63%, 07/19/29(a)	EUR	300	265,425
1.38%, 01/20/25(a)	EUR	400	422,812
1.50%, 06/19/26(a)	EUR	450	460,535
Vonovia Finance BV
0.63%, 10/07/27 (Call 07/07/27)(a)	EUR	300	276,181
1.00%, 07/09/30 (Call 04/09/30)(a)	EUR	300	253,111
1.13%, 09/14/34 (Call 06/14/34)(a)	EUR	100	70,413
1.25%, 12/06/24(a)	EUR	100	104,928
1.50%, 03/22/26(a)	EUR	100	100,289

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
1.50%, 06/10/26(a)	EUR	100	$100,312
1.63%, 10/07/39 (Call 07/07/39)(a)	EUR	100	64,577
1.75%, 01/25/27(a)	EUR	200	196,859
1.80%, 06/29/25 (Call 03/29/25)(a)	EUR	200	208,380
2.25%, 04/07/30 (Call 01/07/30)(a)	EUR	400	367,131
Vonovia SE
0.63%, 12/14/29 (Call 09/14/29)(a)	EUR	200	167,198
1.50%, 06/14/41 (Call 03/14/41)(a)	EUR	200	124,195
1.63%, 09/01/51 (Call 06/01/51)(a)	EUR	200	107,788
1.88%, 06/28/28 (Call 03/28/28)(a)	EUR	500	478,473
2.38%, 03/25/32 (Call 12/25/31)(a)	EUR	300	269,782
Wintershall Dea Finance BV
0.45%, 09/25/23 (Call 06/25/23)(a)	EUR	300	325,942
1.33%, 09/25/28 (Call 06/25/28)(a)	EUR	400	373,447
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR	200	198,662

			138,029,976

Hong Kong — 0.0%
CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25(a)	EUR	305	319,477
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR	300	316,055
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR	300	299,622

			935,154

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27 (Call 07/08/27)(a)	EUR	200	190,014
MVM Energetika Zrt, 0.88%, 11/18/27 (Call 08/18/27)(a)	EUR	200	173,311

			363,325

Iceland — 0.0%
Landsbankinn HF, 0.50%, 05/20/24(a)	EUR	200	206,725

Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR	300	250,390

Ireland — 0.1%
AIB Group PLC
0.50%, 11/17/27 (Call 11/17/26)(a)(b)	EUR	300	290,369
4.63%, 07/23/29 (Call 07/23/28)(a)(b)	EUR	200	218,227
Bank of Ireland Group PLC, 1.38%, 08/29/23(a)	EUR	150	164,135
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a)	EUR	100	104,525
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR	200	197,040
ESB Finance DAC
1.75%, 02/07/29 (Call 11/07/28)(a)	EUR	400	401,929
1.88%, 06/14/31 (Call 03/14/31)(a)	EUR	400	391,430
2.13%, 11/05/33 (Call 08/05/33)(a)	EUR	407	393,719
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP	100	121,381
Kerry Group Financial Services Unltd Co.
0.63%, 09/20/29 (Call 06/20/29)(a)	EUR	300	276,046
0.88%, 12/01/31 (Call 09/01/31)(a)	EUR	100	88,312
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR	300	303,179
Ryanair DAC, 2.88%, 09/15/25(a)	EUR	200	215,541
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26 (Call 10/15/25)(a)	EUR	350	374,554

Security		Par (000)	Value

Ireland (continued)
Smurfit Kappa Treasury Co., 0.50%, 09/22/29 (Call 06/22/29)(a)	EUR	300	$266,790

			3,807,177

Isle Of Man — 0.0%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	225	220,093

Italy — 0.7%
2i Rete Gas SpA, 2.20%, 09/11/25 (Call 06/11/25)(a)	EUR	460	489,027
A2A SpA
1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	550	503,963
1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	200	204,874
ACEA SpA
0.25%, 07/28/30 (Call 04/28/30)(a)	EUR	100	85,921
1.00%, 10/24/26 (Call 07/24/26)(a)	EUR	450	454,744
1.75%, 05/23/28 (Call 02/23/28)(a)	EUR	460	466,071
Aeroporti di Roma SpA, 1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	250	258,635
AMCO - Asset Management Co. SpA
0.75%, 04/20/28(a)	EUR	250	227,782
1.38%, 01/27/25(a)	EUR	200	210,390
2.25%, 07/17/27(a)	EUR	350	350,558
Anima Holding SpA, 1.50%, 04/22/28(a)	EUR	100	93,807
Assicurazioni Generali SpA
2.12%, 10/01/30(a)	EUR	200	180,824
4.60%, (Call 11/21/25), (3-mo. EURIBOR + 4.500%)(a)(b)(d)	EUR	100	107,291
5.13%, 09/16/24(a)	EUR	370	416,897
5.50%, 10/27/47 (Call 10/27/27), (3-mo. EURIBOR + 5.350%)(a)(b)	EUR	350	387,243
5.80%, 07/06/32 (Call 01/06/32)(a)	EUR	400	458,633
ASTM SpA
1.00%, 11/25/26 (Call 08/25/26)(a)	EUR	300	296,082
2.38%, 11/25/33 (Call 08/25/33)(a)	EUR	300	257,967
3.38%, 02/13/24(a)	EUR	209	229,321
Autostrade per l’Italia SpA
1.63%, 01/25/28 (Call 10/25/27)(a)	EUR	100	96,587
1.75%, 06/26/26(a)	EUR	200	204,581
1.75%, 02/01/27(a)	EUR	200	201,020
1.88%, 11/04/25(a)	EUR	200	208,757
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	200	185,950
2.00%, 12/04/28 (Call 09/04/28)(a)	EUR	100	96,056
2.25%, 01/25/32 (Call 10/25/31)(a)	EUR	200	177,981
4.38%, 09/16/25(a)	EUR	100	110,969
5.88%, 06/09/24	EUR	200	225,054
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR	300	296,806
2.00%, 01/29/24(a)	EUR	240	260,476
Series 16, 2.88%, 07/16/24(a)	EUR	200	217,297
Banco BPM SpA
1.00%, 01/23/25(a)	EUR	200	210,509
1.13%, 09/25/23(a)	EUR	300	327,261
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR	200	200,002
BPER Banca, 1.00%, 07/22/23(a)	EUR	200	219,223
Credit Agricole Italia SpA
0.25%, 09/30/24(a)	EUR	100	104,947
0.25%, 01/17/28(a)	EUR	300	285,127
0.38%, 01/20/32(a)	EUR	400	333,867
1.00%, 03/25/27(a)	EUR	400	402,392

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
1.00%, 01/17/45(a)	EUR	100	$66,022
1.13%, 03/21/25(a)	EUR	200	210,500
Enel Finance International NV
0.38%, 06/17/27 (Call 03/17/27)(a)	EUR	800	774,742
0.50%, 06/17/30 (Call 03/17/30)(a)	EUR	600	523,676
1.13%, 10/17/34 (Call 07/17/34)(a)	EUR	216	172,631
1.25%, 01/17/35 (Call 10/17/34)(a)	EUR	300	241,640
1.38%, 06/01/26(a)	EUR	579	602,355
2.88%, 04/11/29 (Call 01/11/29)(a)	GBP	300	331,198
4.50%, 02/20/43 (Call 08/20/42)(a)	EUR	200	214,390
5.63%, 08/14/24(a)	GBP	350	442,124
5.75%, 09/14/40(a)	GBP	330	423,026
Enel SpA
3.50%, (Call 02/24/25)(a)(b)(d)	EUR	200	209,251
5.25%, 05/20/24(a)	EUR	320	358,754
Series 6.5Y, 1.38%, (Call 06/08/27)(a)(b)(d)	EUR	530	473,198
Eni SpA
0.63%, 01/23/30(a)	EUR	300	271,101
1.13%, 09/19/28(a)	EUR	670	653,239
1.25%, 05/18/26(a)	EUR	200	206,736
1.63%, 05/17/28(a)	EUR	100	101,399
1.75%, 01/18/24(a)	EUR	279	303,873
2.75%, (Call 02/11/30)(a)(b)(d)	EUR	300	254,119
3.75%, 09/12/25(a)	EUR	350	389,545
Series NC5, 2.63%, (Call 10/13/25)(a)(b)(d)	EUR	300	305,767
Series NC9, 3.38%, (Call 07/13/29)(a)(b)(d)	EUR	100	91,990
ERG SpA, 1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	100	106,513
FCA Bank SpA/Ireland
0.00%, 04/16/24 (Call 01/16/24)(a)(c)	EUR	100	106,235
0.50%, 09/13/24 (Call 06/12/24)(a)	EUR	300	315,113
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR	525	491,330
1.50%, 06/27/25(a)	EUR	460	486,052
Hera SpA
0.25%, 12/03/30 (Call 09/03/30)(a)	EUR	373	310,821
0.88%, 10/14/26(a)	EUR	400	405,389
2.50%, 05/25/29 (Call 02/25/29)(a)	EUR	100	101,571
Intesa Sanpaolo SpA
0.63%, 02/24/26(a)	EUR	400	400,629
0.75%, 03/16/28(a)	EUR	400	378,331
1.00%, 07/04/24(a)	EUR	575	613,394
1.00%, 09/25/25(a)	EUR	300	312,005
1.13%, 06/16/27(a)	EUR	600	606,596
1.13%, 10/04/27(a)	EUR	200	200,918
1.38%, 12/18/25(a)	EUR	100	104,492
1.75%, 07/04/29(a)	EUR	525	497,248
2.13%, 08/30/23(a)	EUR	150	164,485
2.50%, 01/15/30(a)	GBP	200	204,018
3.13%, 02/05/24(a)	EUR	100	109,695
3.25%, 02/10/26(a)	EUR	100	109,570
5.63%, 03/08/33	EUR	150	165,799
Iren SpA
0.88%, 11/04/24(a)	EUR	100	105,412
1.00%, 07/01/30 (Call 04/01/30)(a)	EUR	200	179,314
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	300	302,138
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	105,394
Italgas SpA
0.88%, 04/24/30(a)	EUR	430	388,578
1.63%, 01/19/27(a)	EUR	300	310,035

Security		Par (000)	Value

Italy (continued)
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR	100	$99,895
0.88%, 01/15/26(a)	EUR	200	204,257
1.13%, 04/23/25(a)	EUR	250	260,409
1.25%, 11/24/29(a)	EUR	500	481,597
1.63%, 01/07/25(a)	EUR	200	212,156
4.75%, 03/14/28 (Call 03/14/27)	EUR	200	221,138
Series 4, 1.38%, 11/10/25(a)	EUR	300	313,314
Poste Italiane SpA, 0.50%, 12/10/28 (Call 09/10/28)(a)	EUR	300	269,725
Snam SpA
0.00%, 12/07/28 (Call 09/07/28)(a)(c)	EUR	467	418,710
0.88%, 10/25/26(a)	EUR	461	465,672
1.25%, 06/20/34 (Call 03/20/34)(a)	EUR	200	164,331
1.38%, 10/25/27 (Call 07/25/27)(a)	EUR	110	111,693
Societa Cattolica Di Assicurazione SpA, 4.25%, 12/14/47 (Call 12/14/27), (3-mo. EURIBOR + 4.455%)(a)(b)	EUR	200	209,288
Terna - Rete Elettrica Nazionale
0.38%, 09/25/30 (Call 06/25/30)(a)	EUR	300	258,965
1.38%, 07/26/27(a)	EUR	300	304,779
Terna Rete Elettrica Nazionale SpA, 4.90%, 10/28/24(a)	EUR	103	115,348
UniCredit SpA
0.33%, 01/19/26(a)	EUR	400	400,960
0.38%, 10/31/26(a)	EUR	300	297,837
0.75%, 04/30/25(a)	EUR	350	364,454
0.85%, 01/19/31(a)	EUR	100	82,905
1.63%, 07/03/25 (Call 07/03/24), (3-mo. EURIBOR + 1.900%)(a)(b)	EUR	300	320,670
1.80%, 01/20/30(a)	EUR	500	453,096
5.85%, 11/15/27 (Call 11/15/26), (3-mo. EURIBOR + 2.850%)(a)(b)	EUR	500	565,115

			31,843,557

Japan — 0.2%
Asahi Group Holdings Ltd., 1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	207,748
East Japan Railway Co.
0.77%, 09/15/34(a)	EUR	100	81,176
1.10%, 09/15/39(a)	EUR	300	224,847
1.16%, 09/15/28(a)	GBP	100	103,939
4.50%, 01/25/36(a)	GBP	250	299,066
JT International Financial Services BV
1.00%, 11/26/29 (Call 08/26/29)(a)	EUR	200	179,828
2.75%, 09/28/33 (Call 06/28/33)(a)	GBP	200	192,082
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR	200	184,780
0.87%, 09/07/24(a)	EUR	400	423,703
2.26%, 06/14/25 (Call 06/14/24), (3-mo. EURIBOR + 0.939%)(a)(b)	EUR	400	430,446
3.56%, 06/15/32(a)	EUR	300	311,169
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR	300	263,636
0.80%, 04/15/30(a)	EUR	335	296,745
1.02%, 10/11/23(a)	EUR	310	337,521
1.63%, 04/08/27(a)	EUR	500	505,635
2.10%, 04/08/32(a)	EUR	400	369,661
Nissan Motor Co. Ltd., 3.20%, 09/17/28 (Call 06/17/28)(a)	EUR	150	148,975

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
NTT Finance Corp.
0.08%, 12/13/25 (Call 11/13/25)(a)	EUR	406	$411,054
0.34%, 03/03/30 (Call 12/03/29)(a)	EUR	500	444,027
Sumitomo Mitsui Banking Corp., 0.41%, 11/07/29(a)	EUR	250	225,752
Sumitomo Mitsui Financial Group Inc.
0.63%, 10/23/29(a)	EUR	300	266,403
1.41%, 06/14/27(a)	EUR	100	100,175
1.55%, 06/15/26(a)	EUR	247	253,352
Sumitomo Mitsui Financial Group, Inc., 0.93%, 10/11/24(a)	EUR	516	545,752
Sumitomo Mitsui Trust Bank Ltd., 0.00%, 10/15/27(a)(c)	EUR	300	282,469
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27 (Call 05/09/27)	EUR	100	98,647
1.00%, 07/09/29 (Call 04/09/29)	EUR	200	188,592
1.38%, 07/09/32 (Call 04/09/32)	EUR	400	359,682
2.00%, 07/09/40 (Call 01/09/40)	EUR	200	161,446
3.00%, 11/21/30 (Call 08/21/30)(a)	EUR	200	209,687

			8,107,995

Lithuania — 0.0%
AB Ignitis Grupe
2.00%, 07/14/27(a)	EUR	200	201,028
2.00%, 05/21/30 (Call 02/21/30)(a)	EUR	200	186,107

			387,135

Luxembourg — 0.1%
ArcelorMittal SA, 1.75%, 11/19/25 (Call 08/19/25)(a)	EUR	500	522,962
Aroundtown SA, 1.63%, (Call 04/15/26)(a)(b)(d)	EUR	100	28,649
Bevco Lux Sarl, 1.50%, 09/16/27 (Call 06/16/27)(a)	EUR	200	197,194
Blackstone Property Partners
3.63%, 10/29/29 (Call 07/29/29)(a)	EUR	200	181,128
4.88%, 04/29/32 (Call 01/29/32)(a)	GBP	200	197,652
Blackstone Property Partners Europe Holdings Sarl
1.00%, 05/04/28 (Call 02/04/28)(a)	EUR	100	82,791
1.75%, 03/12/29 (Call 12/12/28)(a)	EUR	100	82,019
2.20%, 07/24/25 (Call 04/24/25)(a)	EUR	300	302,144
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, 0.50%, 01/27/28 (Call 10/27/27)(a)	EUR	200	167,912
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26 (Call 01/17/26)(a)	EUR	210	210,835
1.13%, 10/17/28 (Call 07/17/28)(a)	EUR	400	374,095
CPI Property Group SA, 1.75%, 01/14/30 (Call 10/14/29)(a)	EUR	200	131,763
Czech Gas Networks Investments Sarl, 0.45%, 09/08/29 (Call 06/08/29)(a)	EUR	200	170,680
Eurofins Scientific SE, 4.00%, 07/06/29 (Call 04/06/29)(a)	EUR	200	215,922
Logicor Financing Sarl
2.25%, 05/13/25 (Call 02/13/25)(a)	EUR	450	460,327
2.75%, 01/15/30 (Call 10/15/29)(a)	GBP	250	241,566
3.25%, 11/13/28 (Call 08/13/28)(a)	EUR	360	336,785
Prologis International Funding II SA
0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	300	267,088
3.13%, 06/01/31 (Call 03/01/31)(a)	EUR	300	295,163
Segro Capital Sarl, 0.50%, 09/22/31 (Call 06/22/31)(a)	EUR	300	230,946

Security		Par (000)	Value

Luxembourg (continued)
SELP Finance Sarl
0.88%, 05/27/29 (Call 02/27/29)(a)	EUR	100	$85,304
1.50%, 12/20/26 (Call 09/20/26)(a)	EUR	250	241,291

			5,024,216

Mexico — 0.0%
America Movil SAB de CV
2.13%, 03/10/28	EUR	300	306,994
4.95%, 07/22/33	GBP	200	245,924
5.75%, 06/28/30	GBP	270	352,376

			905,294

Netherlands — 1.2%
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR	200	159,972
0.40%, 09/17/41(a)	EUR	100	66,145
0.50%, 04/15/26(a)	EUR	300	302,204
0.60%, 01/15/27(a)	EUR	600	584,931
0.88%, 01/14/26(a)	EUR	300	310,432
1.00%, 04/13/31(a)	EUR	800	751,496
1.00%, 06/02/33(a)	EUR	200	167,793
1.13%, 01/12/32(a)	EUR	200	187,107
1.13%, 04/23/39(a)	EUR	200	161,907
1.25%, 05/28/25(a)	EUR	500	523,981
1.25%, 01/10/33(a)	EUR	200	185,454
1.38%, 01/12/37(a)	EUR	500	438,132
1.45%, 04/12/38(a)	EUR	300	259,749
2.50%, 09/05/23(a)	EUR	200	219,761
3.00%, 06/01/32(a)	EUR	200	203,614
3.38%, 08/15/31(a)	CHF	200	248,160
4.50%, 11/21/34(a)	EUR	200	221,411
Achmea Bank NV, 0.38%, 11/22/24(a)	EUR	500	524,670
Achmea BV, 1.50%, 05/26/27 (Call 02/26/27)(a)	EUR	334	340,395
Aegon Bank NV
0.25%, 05/25/55(a)	EUR	100	110,003
0.38%, 11/21/56(a)	EUR	200	209,731
Aegon NV, 6.13%, 12/15/31	GBP	50	65,507
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	206,943
2.00%, 03/28/32 (Call 12/28/31)(a)	EUR	300	288,082
Alliander NV, 2.88%, 06/14/24	EUR	200	219,657
ASML Holding NV
0.63%, 05/07/29 (Call 02/07/29)(a)	EUR	340	323,679
1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	300	314,362
ASR Nederland NV
5.00%, (Call 09/30/24)(a)(b)(d)	EUR	230	249,002
7.00%, 12/07/43 (Call 09/07/33)(a)(b)	EUR	200	231,401
BNG Bank NV
0.00%, 08/31/28(a)(c)	EUR	400	376,290
0.00%, 01/20/31(a)(c)	EUR	500	437,377
0.13%, 04/11/26(a)	EUR	500	505,949
0.13%, 04/19/33(a)	EUR	300	247,666
0.13%, 07/09/35(a)	EUR	200	153,587
0.20%, 11/09/24(a)	EUR	450	472,570
0.25%, 06/07/24(a)	EUR	300	319,433
0.25%, 01/12/32(a)	EUR	800	694,691
0.25%, 11/22/36(a)	EUR	500	371,214
0.50%, 04/16/25(a)	EUR	400	418,347
0.63%, 06/19/27(a)	EUR	250	250,787
0.75%, 01/11/28(a)	EUR	250	248,578
0.75%, 01/24/29(a)	EUR	390	378,946

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
0.81%, 06/28/49(a)	EUR	400	$245,049
0.88%, 10/17/35(a)	EUR	800	675,994
0.88%, 10/24/36(a)	EUR	446	367,996
1.00%, 01/12/26(a)	EUR	200	208,462
1.13%, 09/04/24(a)	EUR	300	321,195
1.38%, 10/21/30(a)	EUR	200	196,136
1.50%, 07/15/39(a)	EUR	284	243,138
1.60%, 11/27/30(a)	AUD	310	169,029
2.25%, 07/17/23(a)	EUR	80	87,970
3.00%, 04/23/30	EUR	400	439,676
3.25%, 07/15/25(a)	AUD	200	130,849
3.30%, 07/17/28(a)	AUD	900	578,266
Cooperatieve Rabobank UA
0.25%, 05/31/24(a)	EUR	200	212,614
0.63%, 04/26/26(a)	EUR	200	204,407
0.63%, 02/25/33(a)	EUR	300	243,680
0.75%, 03/02/32(a)	EUR	600	541,613
0.75%, 06/21/39(a)	EUR	200	150,491
0.88%, 02/08/28(a)	EUR	600	596,772
0.88%, 02/01/29(a)	EUR	600	585,023
1.25%, 03/23/26(a)	EUR	670	696,546
1.38%, 02/03/27(a)	EUR	610	625,243
1.50%, 04/26/38(a)	EUR	300	261,207
3.88%, 11/30/32 (Call 08/30/27)(a)(b)	EUR	100	105,350
4.00%, 01/10/30(a)	EUR	200	219,792
5.25%, 09/14/27(a)	GBP	200	244,418
5.38%, 08/03/60(a)	GBP	100	140,408
CTP NV
0.88%, 01/20/26 (Call 10/20/25)(a)	EUR	400	370,221
1.25%, 06/21/29 (Call 03/21/29)(a)	EUR	200	154,480
de Volksbank NV
0.38%, 09/16/41(a)	EUR	200	130,240
1.00%, 03/08/28(a)	EUR	200	199,243
1.75%, 10/22/30 (Call 07/22/25)(a)(b)	EUR	100	100,361
2.38%, 05/04/27 (Call 05/04/26), (3-mo. EURIBOR + 1.200%)(a)(b)	EUR	300	311,288
Enexis Holding NV, 0.75%, 07/02/31 (Call 04/02/31)(a)	EUR	525	471,724
Euronext NV, 0.75%, 05/17/31 (Call 02/17/31)(a)	EUR	400	352,313
EXOR NV
0.88%, 01/19/31 (Call 10/19/30)(a)	EUR	200	172,663
1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	200	201,139
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	370	380,407
1.25%, 03/17/27 (Call 12/17/26)(a)	EUR	200	203,353
1.75%, 05/07/40 (Call 11/07/39)(a)	EUR	300	241,005
2.25%, 03/30/30 (Call 12/31/29)(a)	EUR	200	204,561
4.13%, 03/23/35 (Call 12/23/34)	EUR	200	224,768
ING Bank NV
0.75%, 02/18/29(a)	EUR	400	386,639
0.88%, 04/11/28(a)	EUR	300	297,179
1.00%, 02/17/37(a)	EUR	300	248,417
3.00%, 02/15/33	EUR	500	543,292
ING Groep NV
0.25%, 02/18/29 (Call 02/18/28)(a)(b)	EUR	600	544,839
0.25%, 02/01/30 (Call 02/01/29), (3-mo. EURIBOR + 0.700%)(a)(b)	EUR	600	525,739
1.00%, 11/16/32 (Call 08/16/27)(a)(b)	EUR	400	365,430
1.13%, 02/14/25(a)	EUR	600	632,202

Security		Par (000)	Value

Netherlands (continued)
1.13%, 12/07/28 (Call 12/07/27), (1-day SONIA + 0.905%)(a)(b)	GBP	300	$310,194
1.25%, 02/16/27 (Call 02/16/26), (3-mo. EURIBOR + 0.850%)(a)(b)	EUR	600	610,695
1.63%, 09/26/29 (Call 09/26/24)(a)(b)	EUR	300	312,204
2.00%, 09/20/28(a)	EUR	300	300,277
2.13%, 05/26/31 (Call 02/26/26)(a)(b)	EUR	300	302,544
2.50%, 11/15/30(a)	EUR	400	404,794
5.00%, 02/20/35 (Call 11/20/29)(a)(b)	EUR	200	215,845
JDE Peet’s NV, 1.13%, 06/16/33 (Call 03/16/33)(a)	EUR	225	184,185
Koninklijke Ahold Delhaize NV, 0.25%, 06/26/25 (Call 03/26/25)(a)	EUR	352	363,022
Koninklijke DSM NV, 1.00%, 04/09/25 (Call 01/09/25)(a)	EUR	470	500,186
Koninklijke KPN NV
0.88%, 11/15/33 (Call 08/15/33)(a)	EUR	300	249,005
5.63%, 09/30/24(a)	EUR	200	227,106
5.75%, 09/17/29(a)	GBP	210	266,602
Koninklijke Philips NV
1.88%, 05/05/27 (Call 02/05/27)(a)	EUR	400	412,613
2.00%, 03/30/30 (Call 12/30/29)(a)	EUR	300	295,745
LeasePlan Corp. NV
0.13%, 09/13/23	EUR	100	108,641
1.38%, 03/07/24(a)	EUR	200	215,003
Louis Dreyfus Co. BV
1.63%, 04/28/28 (Call 01/28/28)(a)	EUR	100	97,185
2.38%, 11/27/25 (Call 08/27/25)(a)	EUR	300	317,450
Nationale-Nederlanden Bank NV Netherlands (The)
0.05%, 09/24/35(a)	EUR	300	222,884
0.63%, 09/11/55(a)	EUR	500	516,395
1.00%, 09/25/28(a)	EUR	200	197,181
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 0.13%, 06/01/23(a)	EUR	100	109,932
Nederlandse Gasunie NV, 1.38%, 10/16/28 (Call 07/16/28)(a)	EUR	400	396,927
Nederlandse Waterschapsbank NV
0.25%, 01/19/32(a)	EUR	400	347,200
0.50%, 04/29/30(a)	EUR	500	464,368
0.63%, 02/06/29(a)	EUR	200	192,692
1.00%, 09/03/25(a)	EUR	400	418,850
1.00%, 03/01/28(a)	EUR	600	601,843
1.25%, 06/07/32(a)	EUR	100	94,479
1.50%, 06/15/39(a)	EUR	200	171,848
1.63%, 01/29/48(a)	EUR	200	162,079
3.45%, 07/17/28(a)	AUD	300	194,276
NIBC Bank NV
0.13%, 04/21/31(a)	EUR	100	86,430
1.00%, 09/11/28(a)	EUR	200	196,389
NN Group NV
4.63%, 04/08/44 (Call 04/08/24), (3-mo. EURIBOR + 3.950%)(a)(b)	EUR	350	382,981
4.63%, 01/13/48 (Call 01/13/28), (3-mo. EURIBOR + 4.950%)(a)(b)	EUR	100	105,796
5.25%, 03/01/43 (Call 03/01/33), (3-mo. EURIBOR + 4.200%)(a)(b)	EUR	200	210,135
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	99,234
Ren Finance BV, 0.50%, 04/16/29 (Call 01/16/29)(a)	EUR	200	185,108
Rentokil Initial Finance BV, 4.38%, 06/27/30 (Call 03/27/30)(a)	EUR	300	339,919

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	500	$480,384
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	400	408,307
Shell International Finance BV
0.13%, 11/08/27(a)	EUR	300	287,788
0.88%, 08/21/28(a)	CHF	125	132,448
0.88%, 11/08/39(a)	EUR	300	209,198
1.25%, 05/12/28(a)	EUR	420	418,175
1.25%, 11/11/32(a)	EUR	300	268,449
1.88%, 09/15/25(a)	EUR	610	652,909
1.88%, 04/07/32(a)	EUR	360	345,940
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR	500	499,414
Stellantis NV
0.75%, 01/18/29 (Call 10/18/28)(a)	EUR	300	278,552
1.25%, 06/20/33 (Call 03/20/33)(a)	EUR	300	247,574
2.00%, 03/20/25 (Call 12/20/24)(a)	EUR	500	535,551
2.75%, 04/01/32 (Call 01/01/32)(a)	EUR	300	293,520
Technip Energies NV, 1.13%, 05/28/28 (Call 02/28/28)(a)	EUR	200	190,569
TenneT Holding BV
0.88%, 06/16/35 (Call 03/16/35)(a)	EUR	650	551,437
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	200	207,155
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	450	448,099
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	594	501,795
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	550	528,550
2.75%, 05/17/42 (Call 12/17/41)(a)	EUR	400	385,652
Unilever Finance Netherlands BV, 1.75%, 03/25/30 (Call 12/25/29)(a)	EUR	520	523,499
Urenco Finance NV, 3.25%, 06/13/32 (Call 03/13/32)(a)	EUR	250	261,817
Van Lanschot Kempen Wealth Management NV, 0.88%, 02/15/59(a)	EUR	200	201,542
Vesteda Finance BV, 2.00%, 07/10/26 (Call 04/10/26)(a)	EUR	250	258,605
Viterra Finance BV, 1.00%, 09/24/28 (Call 06/24/28)(a)	EUR	300	271,877
Wolters Kluwer NV
0.75%, 07/03/30 (Call 04/03/30)(a)	EUR	150	137,805
1.50%, 03/22/27 (Call 12/22/26)(a)	EUR	100	103,420
Wurth Finance International BV, 2.13%, 08/23/30 (Call 05/23/30)(a)	EUR	100	101,366

			49,825,582

New Zealand — 0.1%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23(a)	EUR	100	108,799
0.38%, 09/17/29(a)	EUR	100	89,915
0.50%, 01/17/24(a)	EUR	200	215,483
ASB Finance Ltd., 0.75%, 03/13/24(a)	EUR	300	321,443
ASB Finance Ltd./London, 0.63%, 10/18/24(a)	EUR	200	210,703
Bank of New Zealand, 0.00%, 06/15/28(a)(c)	EUR	400	370,133
BNZ International Funding Ltd/London, 0.63%, 07/03/25(a)	EUR	200	206,701
Westpac Sec NZ/London Covered, 0.00%, 06/08/28(a)(c)	EUR	200	184,694
Westpac Securities NZ Ltd./London
0.38%, 02/05/24(a)	CHF	150	165,659
0.43%, 12/14/26(a)	EUR	400	391,470

Security		Par (000)	Value

New Zealand (continued)
0.50%, 01/17/24(a)	EUR	200	$215,638

			2,480,638

Niger — 0.0%
ABN AMRO Bank NV, 4.25%, 02/21/30(a)	EUR	500	551,496
NIBC Bank NV, 0.13%, 11/25/30(a)	EUR	400	350,122
Unilever Finance Netherlands BV, 1.00%, 02/14/27(a)	EUR	100	101,671
Volkswagen International Finance NV, 4.25%, 02/15/28(a)	EUR	100	111,091
Wurth Finance International BV, 0.75%, 11/22/27 (Call 08/22/27)(a)	EUR	100	99,621

			1,214,001

Norway — 0.3%
Avinor AS, 1.00%, 04/29/25 (Call 01/29/25)(a)	EUR	450	470,710
DNB Bank ASA
0.38%, 01/18/28 (Call 01/18/27), (3-mo. EURIBOR + 0.320%)(a)(b)	EUR	400	391,333
2.63%, 06/10/26 (Call 06/10/25)(a)(b)	GBP	450	534,987
3.63%, 02/16/27 (Call 02/16/26), (3-mo. EURIBOR + 0.630%)(a)(b)	EUR	100	109,168
4.00%, 03/14/29 (Call 03/14/28), (3-mo. EURIBOR + 0.650%)(a)(b)	EUR	100	111,522
4.63%, 02/28/33 (Call 11/28/27)(a)(b)	EUR	100	108,971
DNB Boligkreditt AS
0.00%, 10/08/27(a)(c)	EUR	200	191,341
0.00%, 05/12/28(a)(c)	EUR	500	469,531
0.25%, 09/07/26(a)	EUR	400	398,897
0.38%, 11/20/24(a)	EUR	100	104,997
0.63%, 01/14/26(a)	EUR	400	409,964
Eika Boligkreditt AS
0.00%, 03/12/27(c)	EUR	200	194,915
0.50%, 08/28/25(a)	EUR	200	206,318
Equinor ASA
0.75%, 05/22/26 (Call 03/22/26)(a)	EUR	450	458,483
1.38%, 05/22/32 (Call 02/22/32)(a)	EUR	400	370,071
1.63%, 11/09/36 (Call 08/09/36)(a)	EUR	200	172,359
4.25%, 04/10/41(a)	GBP	290	331,471
6.88%, 03/11/31(a)	GBP	300	429,869
Santander Consumer Bank AS, 0.13%, 02/25/25(a)	EUR	300	307,615
Sparebank 1 Boligkreditt, 0.05%, 11/03/28(a)	EUR	500	463,459
SpareBank 1 Boligkreditt AS
0.13%, 05/14/26(a)	EUR	200	200,319
0.13%, 11/05/29(a)	EUR	300	270,697
0.13%, 05/12/31(a)	EUR	450	387,918
0.25%, 08/30/26(a)	EUR	200	199,545
0.50%, 01/30/25(a)	EUR	350	366,413
1.75%, 12/18/23(a)	GBP	200	246,089
SpareBank 1 Oestlandet, 0.25%, 09/30/24(a)	EUR	250	261,024
SpareBank 1 SMN, 0.00%, 02/18/28(a)(c)	EUR	300	272,628
SpareBank 1 SR-Bank ASA, 0.38%, 07/15/27 (Call 07/15/26), (3-mo. EURIBOR + 0.750%)(a)(b)	EUR	400	386,503
Sparebanken Soer Boligkreditt AS, 0.50%, 02/06/26(a)	EUR	200	203,911
Sparebanken Vest Boligkreditt AS
0.00%, 11/24/25(a)(c)	EUR	500	506,428
0.50%, 02/12/26(a)	EUR	400	408,025
SR-Boligkreditt AS
0.00%, 10/08/26(c)	EUR	100	98,771
0.00%, 09/08/28(a)(c)	EUR	350	325,663

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Norway (continued)
0.75%, 10/17/25(a)	EUR	300	$310,382
1.63%, 03/15/28(a)	EUR	500	512,274
Statkraft AS
1.50%, 09/21/23 (Call 06/21/23)(a)	EUR	200	218,738
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	400	390,901
Storebrand Livsforsikring AS, 1.88%, 09/30/51 (Call 03/30/31)(a)(b)	EUR	100	79,829
Telenor ASA
0.25%, 02/14/28 (Call 11/14/27)(a)	EUR	500	472,903
0.88%, 02/14/35 (Call 11/14/34)(a)	EUR	496	399,151
2.63%, 12/06/24(a)	EUR	340	368,970

			13,123,063

Poland — 0.0%
Globalworth Real Estate Investments Ltd., 3.00%, 03/29/25(a)	EUR	200	188,489
mBank SA, 0.97%, 09/21/27 (Call 09/21/26), (3-mo. EURIBOR + 1.250%)(a)(b)	EUR	200	170,473
PKO Bank Hipoteczny SA, 0.75%, 08/27/24(a)	EUR	100	105,692

			464,654

Portugal — 0.0%
Banco Santander Totta SA
0.88%, 04/25/24(a)	EUR	200	214,295
1.25%, 09/26/27(a)	EUR	300	303,503
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 0.13%, 11/14/24(a)	EUR	200	208,559
Cia. de Seguros Fidelidade SA, 4.25%, 09/04/31 (Call 09/04/26)(a)(b)	EUR	200	192,780
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	500	497,916
1.88%, 10/13/25	EUR	200	212,587
Ren Finance BV, 1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	100	101,170

			1,730,810

Samoa — 0.0%
Erste Group Bank AG, 0.63%, 01/18/27(a)	EUR	300	300,399

Singapore — 0.0%
DBS Bank Ltd., 0.38%, 11/21/24(a)	EUR	400	419,185
Temasek Financial I Ltd.
0.50%, 11/20/31 (Call 08/20/31)(a)	EUR	450	389,608
3.50%, 02/15/33 (Call 11/15/32)(a)	EUR	250	275,996
United Overseas Bank Ltd.
0.00%, 12/01/27(a)(c)	EUR	225	213,550
0.50%, 01/16/25(a)	EUR	230	240,454

			1,538,793

Slovakia — 0.0%
Vseobecna Uverova Banka AS, 0.00%, 06/23/25(a)(c)	EUR	100	101,895

Somalia — 0.0%
Slovenska Sporitelna AS, 0.13%, 06/12/26(a)	EUR	200	198,814

South Korea — 0.0%
Kookmin Bank, 0.05%, 07/15/25(a)	EUR	100	101,837
Shinhan Bank Co. Ltd., 0.25%, 10/16/24(a)	EUR	450	470,879

			572,716

Spain — 0.8%
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR	300	299,044
1.63%, 07/15/29 (Call 04/15/29)(a)	EUR	300	287,517
1.88%, 03/26/32 (Call 12/26/31)(a)	EUR	100	90,891

Security		Par (000)	Value

Spain (continued)
2.25%, 03/29/29 (Call 12/29/28)(a)	EUR	300	$299,553
2.38%, 09/27/27 (Call 06/27/27)(a)	EUR	100	103,683
3.00%, 03/27/31 (Call 12/27/30)(a)	EUR	200	201,877
Amadeus IT Group SA, 2.50%, 05/20/24 (Call 02/20/24)(a)	EUR	200	217,284
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, Series X, 3.75%, 06/30/25	EUR	700	771,114
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR	400	394,762
0.88%, 11/22/26(a)	EUR	500	506,307
0.88%, 01/14/29 (Call 01/14/28), (3-mo. EURIBOR + 0.820%)(a)(b)	EUR	500	473,619
1.75%, 11/26/25(a)	EUR	600	630,754
3.50%, 02/10/27(a)	EUR	500	534,918
Banco de Sabadell SA
0.13%, 02/10/28(a)	EUR	400	377,732
0.63%, 11/07/25 (Call 11/07/24)(a)(b)	EUR	500	520,852
1.00%, 04/26/27(a)	EUR	300	301,202
Banco Santander SA
0.10%, 02/27/32	EUR	300	248,050
0.25%, 07/10/29(a)	EUR	200	182,325
0.30%, 10/04/26(a)	EUR	500	493,464
0.50%, 03/24/27 (Call 03/24/26), (3-mo. EURIBOR + 0.850%)(a)(b)	EUR	500	494,472
0.63%, 06/24/29 (Call 06/24/28)(a)(b)	EUR	600	552,978
0.75%, 06/12/23(a)	CHF	200	223,489
0.88%, 05/09/31(a)	EUR	600	544,528
1.00%, 04/07/25(a)	EUR	400	419,895
1.13%, 11/27/24(a)	EUR	200	212,083
1.13%, 10/25/28(a)	EUR	400	394,062
1.38%, 07/31/24(a)	GBP	500	597,189
1.50%, 01/25/26(a)	EUR	400	418,735
1.63%, 10/22/30(a)	EUR	300	264,182
2.00%, 11/27/34(a)	EUR	100	94,888
2.13%, 02/08/28(a)	EUR	400	396,459
2.38%, 09/08/27(a)	EUR	500	529,667
2.50%, 03/18/25(a)	EUR	500	536,267
3.75%, 01/16/26(a)	EUR	400	439,791
3.88%, 01/16/28(a)	EUR	200	219,983
4.75%, 08/30/28 (Call 08/30/27)(a)(b)	GBP	400	487,755
Bankinter SA
0.63%, 10/06/27(a)	EUR	300	283,874
1.00%, 02/05/25(a)	EUR	200	210,082
1.25%, 12/23/32 (Call 06/23/27)(a)(b)	EUR	200	179,782
3.05%, 05/29/28(a)	EUR	300	324,362
CaixaBank SA
0.75%, 07/09/26(a)	EUR	200	200,590
0.75%, 07/10/26 (Call 07/10/25), (3-mo. EURIBOR + 1.170%)(a)(b)	EUR	300	308,676
0.75%, 05/26/28 (Call 05/26/27), (3-mo. EURIBOR + 1.000%)(a)(b)	EUR	500	476,335
1.00%, 06/25/24(a)	EUR	200	212,922
1.00%, 09/25/25(a)	EUR	200	207,453
1.00%, 01/17/28(a)	EUR	200	198,225
1.13%, 03/27/26(a)	EUR	900	921,120
1.25%, 01/11/27(a)	EUR	400	407,875
1.25%, 06/18/31 (Call 03/18/26)(a)(b)	EUR	300	289,894
1.50%, 12/03/26 (Call 12/03/25)(a)(b)	GBP	400	444,880
2.63%, 03/21/24	EUR	200	218,143
4.00%, 02/03/25	EUR	300	332,365

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
4.13%, 03/24/36	EUR	300	$347,459
6.25%, 02/23/33 (Call 11/23/27)(a)(b)	EUR	100	112,203
Canal de Isabel II Gestion SA, 1.68%, 02/26/25(a)	EUR	200	212,028
Cedulas TDA 6 Fond de Titulizacion de Activos, 3.88%, 05/23/25	EUR	400	442,210
Criteria Caixa SA, 1.50%, 05/10/23(a)	EUR	300	330,461
Enagas Financiaciones SA
0.75%, 10/27/26 (Call 07/27/26)(a)	EUR	100	101,406
1.38%, 05/05/28(a)	EUR	400	406,875
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a)	EUR	250	259,701
FCC Servicios Medio Ambiente Holding SA, 1.66%, 12/04/26 (Call 09/04/26)(a)	EUR	100	101,778
Ferrovial Emisiones SA
1.38%, 03/31/25(a)	EUR	200	211,226
2.50%, 07/15/24(a)	EUR	200	217,147
Ibercaja Banco SA, 3.75%, 06/15/25 (Call 06/15/24)(a)(b)	EUR	100	108,323
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	216,314
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	500	529,529
1.38%, 03/11/32 (Call 12/11/31)(a)	EUR	200	190,534
1.58%, (Call 08/16/27)(a)(b)(d)	EUR	500	457,729
1.62%, 11/29/29(a)	EUR	200	202,675
Iberdrola International BV
3.25%, (Call 11/12/24)(a)(b)(d)	EUR	400	423,800
Series NC8, 2.25%, (Call 01/28/29)(a)(b)(d)	EUR	300	267,762
Series NC9, 1.83%, (Call 08/09/29)(a)(b)(d)	EUR	200	168,591
Inmobiliaria Colonial SOCIMI SA
1.35%, 10/14/28 (Call 07/14/28)(a)	EUR	100	94,383
2.00%, 04/17/26 (Call 01/17/26)	EUR	300	313,533
Liberbank SA, 0.25%, 09/25/29(a)	EUR	300	270,436
Mapfre SA
1.63%, 05/19/26(a)	EUR	100	103,615
4.38%, 03/31/47 (Call 03/31/27), (3-mo. EURIBOR + 4.543%)(a)(b)	EUR	300	314,019
Merlin Properties SOCIMI SA
1.75%, 05/26/25 (Call 02/26/25)(a)	EUR	105	110,198
1.88%, 11/02/26 (Call 08/02/26)(a)	EUR	325	330,303
1.88%, 12/04/34 (Call 09/04/34)(a)	EUR	200	150,586
Naturgy Finance BV
1.25%, 04/19/26 (Call 01/19/26)(a)	EUR	500	514,984
1.50%, 01/29/28 (Call 10/29/27)(a)	EUR	300	302,131
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR	100	103,236
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR	200	227,075
Series A6, 4.25%, 04/10/31	EUR	600	700,987
Red Electrica Corp SA, 0.88%, 04/14/25 (Call 01/14/25)(a)	EUR	300	314,911
Red Electrica Financiaciones SAU, 1.00%, 04/21/26(a)	EUR	200	207,486
Repsol International Finance BV
0.13%, 10/05/24 (Call 07/05/24)(a)	EUR	400	420,538
0.25%, 08/02/27 (Call 05/02/27)(a)	EUR	900	871,565
Santander Consumer Finance SA
0.38%, 06/27/24(a)	EUR	500	529,700
0.50%, 01/14/27(a)	EUR	400	388,490
Telefonica Emisiones SA
1.20%, 08/21/27 (Call 05/21/27)(a)	EUR	200	202,119

Security		Par (000)	Value

Spain (continued)
1.53%, 01/17/25(a)	EUR	200	$214,183
1.79%, 03/12/29 (Call 12/12/28)(a)	EUR	200	201,498
1.81%, 05/21/32 (Call 11/21/31)(a)	EUR	500	472,203
1.96%, 07/01/39 (Call 01/01/39)(a)	EUR	125	103,329
2.32%, 10/17/28(a)	EUR	100	104,058
2.93%, 10/17/29(a)	EUR	200	213,641
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR	300	313,790
1.72%, 01/12/28(a)	EUR	400	410,912

			32,789,609

Supranational — 0.1%
Council of Europe
0.00%, 01/20/31(a)(c)	EUR	700	615,267
0.38%, 12/15/25(a)	GBP	300	338,082
Council of Europe Development Bank, 0.38%, 03/27/25(a)	EUR	300	312,822
European Stability Mechanism, 3.00%, 03/15/28	EUR	500	552,801
Inter-American Development Bank
0.50%, 09/15/26	GBP	300	331,990
4.00%, 12/17/29	GBP	200	250,096
International Bank for Reconstruction & Development
0.00%, 01/15/27(c)	EUR	500	493,839
0.00%, 04/24/28(c)	EUR	300	285,507
0.10%, 09/17/35	EUR	400	303,891
1.20%, 08/08/34	EUR	1,000	906,434
3.10%, 04/14/38	EUR	300	325,000
Nordic Investment Bank, 2.50%, 01/30/30(a)	EUR	300	321,889

			5,037,618

Swaziland — 0.0%
Credit Suisse Group AG
7.00%, 09/30/27 (Call 09/30/26)(a)(b)	GBP	500	634,263
7.75%, 03/01/29 (Call 03/01/28)(a)(b)	EUR	300	361,508
UBS Group AG, 1.88%, 11/03/29 (Call 11/03/28), (1-day SONIA + 0.960%)(a)(b)	GBP	200	204,232

			1,200,003

Sweden — 0.8%
Akelius Residential Property AB, 2.38%, 08/15/25 (Call 05/25/25)(a)	GBP	100	115,480
Akelius Residential Property Financing BV
0.75%, 02/22/30 (Call 11/22/29)(a)	EUR	200	159,075
1.00%, 01/17/28 (Call 10/17/27)(a)	EUR	300	267,352
Alfa Laval Treasury Internationl Co., 1.38%, 02/18/29 (Call 11/18/28)(a)	EUR	200	194,027
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR	100	102,137
Balder Finland OYJ
1.00%, 01/20/29 (Call 10/20/28)(a)	EUR	100	73,360
2.00%, 01/18/31 (Call 10/18/30)(a)	EUR	200	141,762
Castellum Helsinki Finance Holding Abp, 0.88%, 09/17/29 (Call 06/17/29)(a)	EUR	300	218,827
EQT AB, 2.88%, 04/06/32 (Call 01/06/32)(a)	EUR	300	263,911
Essity AB, 0.25%, 02/08/31 (Call 11/08/30)(a)	EUR	300	252,754
Fastighets AB Balder
1.13%, 01/29/27 (Call 10/29/26)(a)	EUR	250	212,970
1.25%, 01/28/28 (Call 10/28/27)(a)	EUR	100	79,059
H&M Finance BV, 0.25%, 08/25/29 (Call 05/25/29)(a)	EUR	150	133,263
Heimstaden Bostad Treasury BV
1.00%, 04/13/28 (Call 01/13/28)(a)	EUR	100	81,719

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden (continued)
1.38%, 03/03/27 (Call 12/03/26)	EUR	300	$263,131
1.63%, 10/13/31 (Call 07/13/31)(a)	EUR	300	207,502
Hemso Treasury OYJ, 0.00%, 01/19/28 (Call 10/19/27)(a)(c)	EUR	117	102,193
Investor AB
1.50%, 09/12/30 (Call 06/12/30)(a)	EUR	200	194,340
1.50%, 06/20/39 (Call 03/20/39)(a)	EUR	200	158,868
Lansforsakringar Hypotek AB
0.00%, 09/27/28(a)(c)	EUR	500	465,145
0.50%, 09/20/28(a)	SEK	6,000	498,866
0.63%, 03/27/25(a)	EUR	200	208,912
Series 516, 1.25%, 09/20/23(a)	SEK	2,500	241,527
Series 519, 1.50%, 09/16/26(a)	SEK	6,000	548,967
Molnlycke Holding AB, 1.75%, 02/28/24(a)	EUR	300	324,673
Nordea Hypotek AB
0.50%, 09/16/26(a)	SEK	4,000	353,714
1.00%, 09/17/25(a)	SEK	10,000	920,503
3.50%, 09/20/28	SEK	4,000	389,638
Series 5533, 1.25%, 09/20/23(a)	SEK	8,000	772,887
Series 5537, 1.00%, Series 5537, 06/16/27(a)	SEK	8,000	707,211
Sagax Euro Mtn NL BV, 0.75%, 01/26/28 (Call 10/26/27)(a)	EUR	300	244,387
Samhallsbyggnadsbolaget, 1.00%, 08/12/27 (Call 05/12/27)(a)	EUR	400	296,473
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	500	517,987
Skandinaviska Enskilda, 0.38%, 06/21/28(a)	EUR	400	362,327
Skandinaviska Enskilda Banken AB
0.38%, 02/09/26(a)	EUR	600	610,127
0.63%, 11/12/29(a)	EUR	400	350,744
0.75%, 06/28/27(a)	EUR	500	499,034
1.00%, 12/19/29(a)	SEK	4,000	331,091
1.75%, 11/11/26(a)	EUR	600	617,512
3.00%, 11/06/28	SEK	2,000	189,762
4.00%, 11/09/26(a)	EUR	100	109,756
Series 579, 1.00%, 12/18/24(a)	SEK	8,000	748,384
Series 580, 1.00%, 12/17/25(a)	SEK	4,000	366,001
Series 581, 0.50%, Series 581, 12/16/26(a)	SEK	4,000	351,191
SKF AB, 0.25%, 02/15/31 (Call 11/15/30)(a)	EUR	100	83,815
Stadshypotek AB
0.00%, 11/24/28(a)(c)	EUR	400	369,740
0.00%, 09/30/30(a)(c)	EUR	400	348,610
0.13%, 10/05/26(a)	EUR	200	198,276
0.38%, 12/06/24(a)	EUR	200	209,804
0.50%, 07/11/25(a)	EUR	300	310,584
1.50%, 03/01/24(a)	SEK	16,000	1,532,014
2.50%, 12/01/27(a)	SEK	8,000	747,838
Series 1587, 1.50%, 06/01/23(a)	SEK	5,000	486,848
Series 1589, 1.50%, 12/03/24(a)	SEK	6,000	566,338
Series 1590, 1.00%, 09/03/25(a)	SEK	2,000	184,284
Series 1591, 0.50%, 06/01/26(a)	SEK	10,000	891,717
Series 1592, 1.00%, 03/01/27(a)	SEK	14,000	1,246,137
Series 1594, 2.00%, 09/01/28(a)	SEK	4,000	361,933
Svenska Handelsbanken AB
0.05%, 09/06/28(a)	EUR	100	90,960
1.00%, 04/15/25(a)	EUR	400	420,322
1.38%, 02/23/29(a)	EUR	550	517,981
3.25%, 06/01/33 (Call 06/01/28)(a)(b)	EUR	100	101,557
3.38%, 02/17/28(a)	EUR	150	162,903
Sveriges Sakerstallda Obligationer AB
0.00%, 03/14/30(a)(c)	EUR	900	798,525

Security		Par (000)	Value

Sweden (continued)
0.38%, 06/05/29(a)	EUR	100	$93,134
0.50%, 01/29/25(a)	EUR	200	209,324
0.88%, 03/29/27(a)	EUR	300	302,141
2.00%, 06/17/26(a)	SEK	5,000	466,575
Series 145, 1.00%, 06/12/24(a)	SEK	10,000	946,763
Series 148, 0.25%, 06/09/27(a)	SEK	8,000	685,610
Swedbank AB
0.30%, 05/20/27 (Call 05/20/26)(a)(b)	EUR	450	438,619
1.38%, 12/08/27 (Call 12/08/26)(a)(b)	GBP	100	108,621
2.10%, 05/25/27(a)	EUR	500	515,436
Swedbank Hypotek AB
0.50%, 02/05/26(a)	EUR	300	306,177
1.00%, 06/18/25(a)	SEK	8,600	795,850
1.00%, 03/18/26(a)	SEK	4,000	363,844
1.00%, 03/17/27(a)	SEK	2,000	177,795
1.38%, 05/31/27(a)	EUR	400	410,414
3.00%, 03/15/28	SEK	2,000	190,788
Series 194, 1.00%, 09/18/24(a)	SEK	7,000	658,584
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR	225	229,095
Telefonaktiebolaget LM Ericsson, 1.13%, 02/08/27 (Call 11/08/26)(a)	EUR	300	291,824
Telia Co. AB
1.38%, 05/11/81 (Call 02/11/26)(a)(b)	EUR	100	97,768
2.13%, 02/20/34 (Call 11/20/33)(a)	EUR	400	376,012
2.75%, 06/30/83 (Call 03/30/28)(a)(b)	EUR	300	291,781
Vattenfall AB
0.13%, 02/12/29 (Call 11/12/28)(a)	EUR	300	276,700
6.88%, 04/15/39(a)	GBP	210	307,216
Volvo Treasury AB
1.63%, 09/18/25 (Call 08/18/25)(a)	EUR	500	528,053
2.00%, 08/19/27 (Call 05/19/27)(a)	EUR	300	311,116

			33,257,975

Switzerland — 0.9%
ABB Finance BV, 0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	300	322,359
Adecco International Financial Services BV
1.00%, 03/21/82 (Call 12/21/26)(a)(b)	EUR	100	85,957
1.25%, 11/20/29 (Call 08/20/29)(a)	EUR	125	119,013
Argentum Netherlands BV for Givaudan SA
1.13%, 09/17/25 (Call 06/17/25)(a)	EUR	300	312,498
2.00%, 09/17/30 (Call 06/17/30)(a)	EUR	200	198,895
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
2.75%, 02/19/49 (Call 02/19/29), (3-mo. EURIBOR + 3.200%)(a)(b)	EUR	100	96,627
3.50%, 10/01/46 (Call 10/01/26), (3-mo. EURIBOR + 3.950%)(a)(b)	EUR	200	208,098
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/28 (Call 09/15/28)(a)	EUR	250	249,501
Coca-Cola HBC Finance BV, 0.63%, 11/21/29 (Call 08/21/29)(a)	EUR	300	274,049
Credit Suisse Group AG
0.63%, 01/18/33(a)	EUR	300	217,403
0.65%, 01/14/28 (Call 01/14/27)(a)(b)	EUR	550	508,508
1.00%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	880	844,400
1.25%, 07/17/25 (Call 07/17/24)(a)(b)	EUR	583	603,748
2.13%, 11/15/29 (Call 11/15/28)(a)(b)	GBP	200	201,246
2.88%, 04/02/32 (Call 04/02/31)(a)(b)	EUR	200	186,792
Credit Suisse Schweiz AG, 0.00%, 10/31/30(a)(c)	CHF	460	428,597

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27), (3-mo. EURIBOR + 5.100%)(a)(b)(d)	EUR	200	$208,713
Firmenich Productions Participations SAS, 1.75%, 04/30/30 (Call 01/30/30)(a)	EUR	200	197,908
Glencore Capital Finance Designated Co., 1.13%, 03/10/28 (Call 12/10/27)(a)	EUR	550	522,290
Glencore Finance Europe Ltd., 1.75%, 03/17/25 (Call 12/17/24)(a)	EUR	360	381,701
Helvetia Europe SA, 2.75%, 09/30/41 (Call 06/30/31)(a)(b)	EUR	100	87,567
Holcim Finance Luxembourg SA
0.50%, 09/03/30 (Call 06/03/30)(a)	EUR	200	172,780
0.50%, 04/23/31 (Call 01/23/31)(a)	EUR	250	211,160
0.63%, 04/06/30 (Call 01/06/30)(a)	EUR	250	222,234
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR	300	309,400
Lunar Funding V for Swisscom AG, 1.13%, 10/12/26(a)	EUR	610	620,222
Nestle Finance International Ltd.
0.00%, 06/14/26 (Call 05/14/26)(a)(c)	EUR	600	603,231
0.00%, 03/03/33 (Call 12/03/32)(a)(c)	EUR	150	121,646
0.25%, 06/14/29 (Call 03/14/29)(a)	EUR	336	315,632
0.63%, 02/14/34 (Call 11/14/33)(a)	EUR	75	63,431
0.75%, 05/16/23(a)	EUR	302	332,458
0.88%, 06/14/41 (Call 12/14/40)(a)	EUR	175	128,722
1.50%, 04/01/30 (Call 01/01/30)(a)	EUR	250	248,795
1.50%, 03/29/35 (Call 12/29/34)(a)	EUR	150	137,116
1.75%, 11/02/37 (Call 08/02/37)(a)	EUR	300	274,343
Nestle Holdings Inc.
0.25%, 10/04/27(a)	CHF	900	939,641
2.50%, 04/04/32 (Call 01/04/32)(a)	GBP	300	321,214
Novartis Finance SA
0.63%, 09/20/28(a)	EUR	100	97,112
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	520	512,229
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.00%, 02/25/28(a)(c)	CHF	500	511,831
0.00%, 02/26/30(a)(c)	CHF	1,900	1,869,051
0.00%, 05/10/45(a)(c)	CHF	700	508,376
0.13%, 09/23/32(a)	CHF	200	188,962
0.25%, 10/06/42(a)	CHF	400	321,387
Series 640, 0.38%, 09/23/43(a)	CHF	200	163,873
Series 670, 0.00%, 07/29/24(a)(c)	CHF	500	546,535
Series 675, 0.00%, 06/15/27(a)(c)	CHF	2,400	2,489,518
Series 682, 0.00%, 04/06/27(a)(c)	CHF	1,000	1,040,902
Series 691, 0.25%, 03/15/41(a)	CHF	200	164,629
Series 695, 0.00%, 10/26/29(a)(c)	CHF	800	792,339
Series 696, 0.13%, 11/19/32(a)	CHF	500	470,979
Series 697, 0.00%, 05/20/41(a)(c)	CHF	1,300	1,012,250
Series 700, 0.13%, 03/19/31(a)	CHF	300	292,321
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
0.00%, 03/13/28(a)(c)	CHF	300	306,974
Series 472, 0.00%, 07/25/23(a)(c)	CHF	400	445,985
Series 482, 0.00%, 06/14/24(a)(c)	CHF	1,600	1,753,637
Series 483, 0.00%, 01/27/27(a)(c)	CHF	2,500	2,611,848
Series 515, 0.10%, 12/03/31(a)	CHF	500	478,878
Series 519, 0.13%, 04/23/32(a)	CHF	400	381,080
Series 526, 0.00%, 07/19/30(a)(c)	CHF	1,000	975,902
Series 528, 0.00%, 03/15/30(a)(c)	CHF	1,200	1,180,238

Security		Par (000)	Value

Switzerland (continued)
Series 529, 0.00%, 02/05/29(a)(c)	CHF	500	$502,635
Series 530, 0.00%, 03/18/33(a)(c)	CHF	2,200	2,031,846
Series 531, 0.00%, 02/15/36(a)(c)	CHF	700	607,779
Richemont International Holding SA
1.13%, 05/26/32 (Call 02/26/32)(a)	EUR	300	276,390
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	710	704,764
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	350	382,461
Sika Capital BV, 1.50%, 04/29/31 (Call 01/29/31)(a)	EUR	200	187,610
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50 (Call 04/30/30)(a)(b)	EUR	100	92,110
Swiss Re Finance UK PLC, 2.71%, 06/04/52 (Call 06/04/32)(a)(b)	EUR	100	87,233
Syngenta Finance NV, 3.38%, 04/16/26 (Call 01/16/26)(a)	EUR	350	373,891
UBS AG/London
0.00%, 03/31/26(a)(c)	EUR	200	196,546
0.50%, 03/31/31(a)	EUR	700	593,639
UBS Group AG
0.25%, 01/29/26 (Call 01/29/25)(a)(b)	EUR	570	578,659
0.25%, 11/03/26 (Call 11/03/25)(a)(b)	EUR	300	295,533
0.25%, 11/05/28 (Call 11/05/27)(a)(b)	EUR	600	540,680
0.63%, 02/24/33(a)	EUR	200	153,997
2.75%, 06/15/27 (Call 06/15/26)(a)(b)	EUR	400	415,721
Zuercher Kantonalbank
0.00%, 05/15/26(a)(c)	EUR	100	99,358
0.05%, 02/05/31(a)	CHF	500	481,037
Zurich Finance Ireland DAC, 5.13%, 11/23/52 (Call 08/23/32)(a)(b)	GBP	300	343,361
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39 (Call 03/17/39)(a)	EUR	100	81,155

			39,421,136

United Arab Emirates — 0.0%
DP World Ltd./United Arab Emirates, 4.25%, 09/25/30(a)	GBP	250	291,475
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR	600	641,253
First Abu Dhabi Bank PJSC, 0.13%, 02/16/26(a)	EUR	350	347,126
MDGH-GMTN BV, 6.88%, 03/14/26(a)	GBP	100	132,358

			1,412,212

United Kingdom — 1.9%
3i Group PLC, 3.75%, 06/05/40 (Call 03/05/40)(a)	GBP	200	188,568
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP	100	107,805
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP	100	99,777
3.80%, 05/20/44(a)	GBP	100	115,353
Amcor UK Finance PLC, 1.13%, 06/23/27 (Call 04/23/27)	EUR	200	196,985
Anglian Water Osprey Financing PLC, 4.00%, 03/08/26 (Call 12/08/25)(a)	GBP	200	236,093
Anglian Water Services Financing PLC
2.75%, 10/26/29 (Call 07/26/29)(a)	GBP	200	221,791
4.50%, 02/22/26(a)	GBP	350	435,860
Anglo American Capital PLC, 1.63%, 09/18/25(a)	EUR	300	317,132
Annington Funding PLC
2.65%, 07/12/25 (Call 06/12/25)(a)	GBP	200	233,776
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	240	253,539
3.69%, 07/12/34 (Call 04/12/34)(a)	GBP	300	296,534

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP	242	$290,341
Associated British Foods, 2.50%, 06/16/34 (Call 03/16/34)(a)	GBP	200	202,674
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP	100	119,013
AstraZeneca PLC, 0.38%, 06/03/29 (Call 03/03/29)(a)	EUR	300	277,947
Aviva PLC
1.88%, 11/13/27(a)	EUR	266	272,087
3.88%, 07/03/44 (Call 07/03/24)(a)(b)	EUR	200	215,675
5.13%, 06/04/50 (Call 06/04/30), (1-day SONIA + 4.022%)(a)(b)	GBP	200	229,417
6.88%, 05/20/58 (Call 05/20/38), (1-day SONIA + 3.3793%)(a)(b)	GBP	100	133,217
Babcock International Group PLC, 1.38%, 09/13/27 (Call 06/13/27)(a)	EUR	225	221,137
Bank of America Corp., 2.82%, 04/27/33 (Call 04/27/32), (3-mo. EURIBOR + 1.200%)(a)(b)	EUR	200	194,657
Bank of Scotland PLC, 4.88%, 12/20/24	GBP	125	156,737
Barclays PLC
0.58%, 08/09/29 (Call 08/09/28)(a)(b)	EUR	400	355,169
0.75%, 06/09/25 (Call 06/09/24)(a)(b)	EUR	885	938,759
1.13%, 03/22/31 (Call 03/22/26)(a)(b)	EUR	300	287,249
2.17%, 06/23/27 (Call 06/23/26)(a)(b)	CAD	200	133,299
3.25%, 02/12/27(a)	GBP	200	229,523
3.25%, 01/17/33	GBP	400	402,266
5.26%, 01/29/34 (Call 01/29/33)(a)(b)	EUR	200	222,075
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	200	217,674
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	526	483,380
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP	100	70,639
6.00%, 11/24/34(a)	GBP	200	227,215
BAT Netherlands Finance BV, 3.13%, 04/07/28 (Call 01/07/28)(a)	EUR	300	312,881
BG Energy Capital PLC
5.00%, 11/04/36(a)	GBP	100	122,876
5.13%, 12/01/25(a)	GBP	200	252,597
Blend Funding PLC, Series ETMN, 3.46%, 09/21/49(a)	GBP	100	96,590
BP Capital Markets PLC
1.08%, 06/26/25 (Call 03/26/25)(a)	EUR	253	266,286
1.10%, 11/15/34(a)	EUR	300	244,245
1.23%, 05/08/31(a)	EUR	600	551,008
1.57%, 02/16/27(a)	EUR	150	154,535
1.59%, 07/03/28(a)	EUR	200	201,286
1.95%, 03/03/25(a)	EUR	500	538,075
2.82%, 04/07/32(a)	EUR	190	194,333
3.25%, (Call 03/22/26)(a)(b)(d)	EUR	200	203,301
3.63%, (Call 03/22/29)(a)(b)(d)	EUR	350	333,878
4.25%, (Call 03/22/27)(a)(b)(d)	GBP	450	506,179
Series MPLE, 3.47%, 05/15/25(a)	CAD	300	217,144
Brambles Finance PLC, 1.50%, 10/04/27 (Call 07/04/27)(a)	EUR	100	101,286
British Telecommunications PLC
1.75%, 03/10/26(a)	EUR	490	514,954
2.13%, 09/26/28 (Call 06/26/28)(a)	EUR	200	205,925
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	300	319,729
3.38%, 08/30/32 (Call 05/30/32)(a)	EUR	300	317,886
6.38%, 06/23/37(a)	GBP	100	129,531

Security		Par (000)	Value

United Kingdom (continued)
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP	110	$126,911
Bunzl Finance PLC, 1.50%, 10/30/30 (Call 07/30/30)(a)	GBP	150	143,980
BUPA Finance PLC, 4.13%, 06/14/35 (Call 03/14/35)(a)	GBP	100	99,775
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	250	267,044
3.13%, 03/21/40(a)	GBP	300	271,364
Cardiff University, 3.00%, 12/07/55(a)	GBP	100	89,067
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP	100	87,294
CCEP Finance Ireland DAC
0.50%, 09/06/29 (Call 06/06/29)(a)	EUR	325	297,316
0.88%, 05/06/33 (Call 02/06/33)(a)	EUR	200	168,862
1.50%, 05/06/41 (Call 12/06/40)(a)	EUR	100	75,540
Centrica PLC, 7.00%, 09/19/33(a)	GBP	200	279,981
Chancellor Masters & Scholars of The University of Cambridge (The), 2.35%, 06/27/78(a)	GBP	100	74,253
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50 (Call 06/20/29), (1-day SONIA + 0.2766%)(a)(b)	GBP	150	160,422
Church Commissioners for England, 3.63%, 07/14/52 (Call 01/14/52)(a)	GBP	100	99,408
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP	50	75,271
Citizen Treasury PLC, 3.25%, 10/20/48(a)	GBP	100	92,431
CK Hutchison Europe Finance 21 Ltd., 1.00%, 11/02/33 (Call 08/02/33)(a)	EUR	100	80,465
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP	400	357,395
2.63%, 01/18/29(a)	GBP	100	110,810
Clydesdale Bank PLC, 0.00%, 09/22/26(a)(c)	EUR	400	391,567
CNH Industrial Finance Europe SA
1.75%, 09/12/25 (Call 06/12/25)(a)	EUR	300	318,861
1.75%, 03/25/27 (Call 12/25/26)(a)	EUR	300	309,916
Coca-Cola Europacific Partners PLC, 0.20%, 12/02/28 (Call 09/02/28)(a)	EUR	300	275,338
Coca-Cola European Partners PLC, 1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	200	198,510
Compass Group Finance Netherlands BV, 0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	275	293,608
Coventry Building Society, 0.13%, 06/20/26(a)	EUR	300	298,154
CPUK Finance Ltd., 3.69%, 02/28/47 (Call 05/28/28)(a)	GBP	350	391,926
Crh Finance UK PLC, 4.13%, 12/02/29 (Call 09/02/29)(a)	GBP	200	236,872
Diageo Capital BV Co., 1.88%, 06/08/34 (Call 03/08/34)(a)	EUR	200	187,929
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	400	429,543
2.38%, 06/08/28 (Call 03/08/28)(a)	GBP	350	396,404
2.50%, 03/27/32 (Call 12/27/31)(a)	EUR	300	306,399
2.75%, 06/08/38 (Call 03/08/38)(a)	GBP	200	194,593
DS Smith PLC, Series EMT7, 1.38%, 07/26/24 (Call 04/26/24)(a)	EUR	450	480,518
DWR Cymru Financing UK PLC, 1.38%, 03/31/33(a)	GBP	200	183,413
Eastern Power Networks PLC, 5.75%, 03/08/24(a)	GBP	50	63,030
easyJet FinCo. BV, 1.88%, 03/03/28 (Call 12/03/27)(a)	EUR	450	435,287
easyJet PLC, 1.13%, 10/18/23 (Call 07/18/23)(a)	EUR	100	108,810

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Eversholt Funding PLC
2.74%, 06/30/40(a)	GBP	269	$273,809
3.53%, 08/07/42(a)	GBP	100	94,092
Experian Finance PLC
1.38%, 06/25/26 (Call 03/25/26)(a)	EUR	200	206,456
3.25%, 04/07/32(a)	GBP	200	221,223
Gatwick Funding Ltd.
2.50%, 04/15/32(a)	GBP	100	105,461
2.88%, 07/05/51(a)	GBP	200	156,345
3.13%, 09/28/41(a)	GBP	100	90,236
6.13%, 03/02/28(a)	GBP	100	128,607
GlaxoSmithKline Capital PLC
1.00%, 09/12/26 (Call 06/14/26)(a)	EUR	400	411,044
1.63%, 05/12/35(a)	GBP	200	180,721
3.38%, 12/20/27(a)	GBP	100	120,835
4.00%, 06/16/25	EUR	584	655,601
5.25%, 12/19/33	GBP	178	236,620
6.38%, 03/09/39	GBP	350	510,276
Global Switch Holdings Ltd., 2.25%, 05/31/27 (Call 02/28/27)(a)	EUR	210	217,846
Grainger PLC, 3.00%, 07/03/30 (Call 04/03/30)(a)	GBP	200	197,921
Great Rolling Stock Co. Ltd. (The), 6.88%, 07/27/35(a)	GBP	227	298,065
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP	137	143,486
GSK Consumer Healthcare Capital NL BV
1.75%, 03/29/30 (Call 12/29/29)(a)	EUR	100	97,292
2.13%, 03/29/34 (Call 12/29/33)(a)	EUR	200	186,226
GSK Consumer Healthcare Capital UK PLC
2.88%, 10/29/28 (Call 07/29/28)(a)	GBP	100	113,498
3.38%, 03/29/38 (Call 12/29/37)(a)	GBP	100	100,946
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP	200	130,096
Hammerson Ireland Finance DAC, 1.75%, 06/03/27 (Call 03/03/27)(a)	EUR	200	177,296
Hammerson PLC, 7.25%, 04/21/28(a)	GBP	25	28,936
Heathrow Funding Ltd.
1.13%, 10/08/32 (Call 07/08/30)(a)	EUR	300	270,489
1.50%, 02/11/30 (Call 02/11/24)(a)	EUR	436	413,130
1.88%, 03/14/34(a)	EUR	100	87,798
2.75%, 08/09/51(a)	GBP	200	158,089
3.73%, 04/13/35 (Call 01/13/33)(a)	CAD	200	131,799
6.45%, 12/10/31(a)	GBP	250	335,534
Series MPLE, 3.78%, 09/04/32 (Call 06/04/30)(a)	CAD	200	138,260
Hexagon Housing Association, 3.63%, 04/22/48(a)	GBP	100	90,230
Hiscox Ltd., 6.13%, 11/24/45 (Call 11/24/25), (1-day SONIA + 5.195%)(a)(b)	GBP	100	122,312
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31), (1-day SONIA + 2.036%)(a)(b)(d)	GBP	250	324,345
HSBC Bank PLC, 6.50%, 07/07/23(a)	GBP	17	21,380
HSBC Holdings PLC
0.77%, 11/13/31 (Call 11/13/30)(a)(b)	EUR	400	344,908
0.88%, 09/06/24(a)	EUR	337	357,645
2.26%, 11/13/26 (Call 11/13/25)(a)(b)	GBP	540	621,782
3.00%, 07/22/28 (Call 07/22/27)(b)	GBP	320	361,188
3.02%, 06/15/27 (Call 06/15/26), (3-mo. EURIBOR + 1.445%)(a)(b)	EUR	650	688,911
3.13%, 06/07/28	EUR	550	566,155
3.20%, 12/05/23(a)	CAD	200	145,784
6.00%, 03/29/40(a)	GBP	350	402,325
6.50%, 05/20/24(a)	GBP	50	63,384

Security		Par (000)	Value

United Kingdom (continued)
6.75%, 09/11/28(a)	GBP	200	$255,874
IG Group Holdings PLC, 3.13%, 11/18/28 (Call 08/18/28)(a)	GBP	100	97,117
Imperial Brands Finance Netherlands BV
1.75%, 03/18/33 (Call 12/18/32)(a)	EUR	100	80,091
5.25%, 02/15/31 (Call 11/15/30)(a)	EUR	100	108,721
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	518	546,846
4.88%, 06/07/32 (Call 03/09/32)(a)	GBP	100	108,248
8.13%, 03/15/24(a)	GBP	150	192,043
Informa PLC, 1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	178	195,522
InterContinental Hotels Group PLC
2.13%, 05/15/27 (Call 02/14/27)(a)	EUR	200	206,855
3.75%, 08/14/25 (Call 05/14/25)(a)	GBP	300	362,736
Intermediate Capital Group PLC, 2.50%, 01/28/30 (Call 10/28/29)(a)	EUR	300	215,036
ITV PLC, 1.38%, 09/26/26 (Call 06/26/26)(a)	EUR	200	202,759
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP	100	113,413
2.63%, 09/22/39(a)	GBP	340	316,780
Legal & General Group PLC
3.75%, 11/26/49 (Call 11/26/29)(a)(b)	GBP	100	106,713
5.13%, 11/14/48 (Call 11/14/28)(a)(b)	GBP	200	237,257
5.38%, 10/27/45 (Call 10/27/25)(a)(b)	GBP	250	307,260
5.50%, 06/27/64 (Call 06/27/44)(a)(b)	GBP	100	113,285
Lendlease Europe Finance PLC, 3.50%, 12/02/33 (Call 09/02/33)(a)	GBP	100	82,193
Libra Longhurst Group Treasury No. 2 PLC, 3.25%, 05/15/43(a)	GBP	100	93,549
Linde PLC
0.38%, 09/30/33 (Call 06/30/33)(a)	EUR	200	164,124
1.00%, 09/30/51 (Call 03/30/51)(a)	EUR	100	61,733
1.38%, 03/31/31 (Call 12/31/30)(a)	EUR	400	384,237
Lloyds Bank Corporate Markets PLC
0.38%, 01/28/25(a)	EUR	550	571,967
1.75%, 07/11/24(a)	GBP	220	264,781
2.38%, 04/09/26(a)	EUR	400	425,074
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR	200	199,246
0.63%, 03/26/25(a)	EUR	300	312,891
5.13%, 03/07/25(a)	GBP	200	252,069
6.00%, 02/08/29(a)	GBP	300	403,270
7.63%, 04/22/25(a)	GBP	100	129,245
Lloyds Banking Group PLC
2.00%, 04/12/28 (Call 04/12/27)(a)(b)	GBP	300	325,999
2.71%, 12/03/35 (Call 12/03/30)(a)(b)	GBP	400	389,623
3.13%, 08/24/30 (Call 08/24/29)(a)(b)	EUR	300	308,766
4.00%, 03/07/25	AUD	250	161,079
4.50%, 03/18/30 (Call 03/18/25), (3-mo. EURIBOR + 1.722%)(a)(b)	EUR	400	430,944
Logicor UK PLC, 1.88%, 11/17/26(a)	GBP	200	221,668
London & Quadrant Housing Trust
2.00%, 03/31/32 (Call 12/31/31)(a)	GBP	100	97,967
2.63%, 02/28/28 (Call 11/28/27)(a)	GBP	200	225,061
3.13%, 02/28/53 (Call 11/28/52)(a)	GBP	200	166,972
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP	50	63,289
London Stock Exchange Group PLC
1.75%, 12/06/27 (Call 09/06/27)(a)	EUR	250	256,131
1.75%, 09/19/29 (Call 06/19/29)(a)	EUR	150	148,375

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
M&G PLC
5.56%, 07/20/55 (Call 07/20/35)(a)(b)	GBP	300	$338,614
5.63%, 10/20/51 (Call 10/20/31)(a)(b)	GBP	235	272,102
Manchester Airport Group Funding PLC, 2.88%, 09/30/44(a)	GBP	200	169,382
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP	100	86,131
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP	100	101,934
Mondi Finance PLC, 1.63%, 04/27/26 (Call 01/27/26)(a)	EUR	300	311,255
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR	200	203,177
2.13%, 01/18/42 (Call 10/18/41)(a)	GBP	450	371,654
2.38%, 03/14/32(a)	GBP	200	208,839
3.63%, 03/10/36(a)	GBP	230	254,505
4.38%, 02/08/27(a)	GBP	100	123,795
National Grid Electricity Distribution East Midlands PLC, 3.95%, 09/20/32 (Call 06/20/32)(a)	EUR	200	218,024
National Grid Electricity Distribution South West PLC, 2.38%, 05/16/29(a)	GBP	100	106,815
National Grid Electricity Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	270	331,813
5.75%, 04/16/32(a)	GBP	200	258,798
National Grid Electricity Transmission PLC
2.00%, 04/17/40(a)	GBP	450	353,303
2.30%, 06/22/29 (Call 03/22/29)(a)	CAD	200	130,305
National Grid Gas PLC, 1.63%, 01/14/43 (Call 10/14/42)(a)	GBP	200	132,577
National Grid PLC, 0.75%, 09/01/33 (Call 06/01/33)(a)	EUR	300	237,085
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR	350	373,027
Nationwide Building Society
0.25%, 07/22/25(a)	EUR	300	306,121
0.25%, 09/14/28(a)	EUR	300	271,580
0.50%, 02/23/24(a)	EUR	100	107,392
0.63%, 03/25/27(a)	EUR	150	149,153
1.38%, 06/29/32(a)	EUR	500	467,922
2.00%, 07/25/29 (Call 07/25/24)(a)(b)	EUR	350	369,058
2.25%, 06/25/29(a)	EUR	300	311,943
3.25%, 01/20/28(a)	GBP	300	350,547
Natwest Group PLC, 2.11%, 11/28/31 (Call 08/28/26)(a)(b)	GBP	450	484,315
NatWest Group PLC
0.75%, 11/15/25 (Call 11/15/24), (3-mo. EURIBOR + 1.079%)(a)(b)	EUR	400	418,484
0.78%, 02/26/30 (Call 02/26/29), (3-mo. EURIBOR + 0.949%)(a)(b)	EUR	400	357,937
1.04%, 09/14/32 (Call 06/14/27)(a)(b)	EUR	300	273,527
3.62%, 03/29/29 (Call 03/29/28)(a)(b)	GBP	300	341,966
3.62%, 08/14/30 (Call 05/14/25)(a)(b)	GBP	100	118,150
NatWest Market PLC, 0.13%, 11/12/25(a)	EUR	500	501,585
NatWest Markets PLC, 0.13%, 06/18/26(a)	EUR	300	294,723
Network Rail Infrastructure Finance PLC, 4.75%, 11/29/35	GBP	450	588,170
NewRiver REIT PLC, 3.50%, 03/07/28 (Call 12/07/27)(a)	GBP	100	106,704
Next Group PLC, 3.00%, 08/26/25 (Call 05/26/25)(a)	GBP	330	396,289

Security		Par (000)	Value

United Kingdom (continued)
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP	400	$470,407
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP	200	123,503
Northumbrian Water Finance PLC
1.63%, 10/11/26(a)	GBP	410	457,372
2.38%, 10/05/27 (Call 07/05/27)(a)	GBP	100	112,051
Notting Hill Genesis
2.00%, 06/03/36(a)	GBP	100	87,234
3.75%, 12/20/32(a)	GBP	100	112,884
5.25%, 07/07/42(a)	GBP	150	184,345
Optivo Finance PLC, 3.28%, 03/22/48(a)	GBP	150	133,836
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP	100	95,347
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP	100	88,671
Peabody Capital No. 2 PLC
2.75%, 03/02/34(a)	GBP	100	101,357
3.25%, 09/14/48(a)	GBP	200	178,717
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP	200	227,856
Phoenix Group Holdings PLC
5.63%, 04/28/31 (Call 01/28/31)(a)	GBP	100	114,621
5.87%, 06/13/29(a)	GBP	250	294,350
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP	200	230,486
Places For People Treasury PLC, 2.50%, 01/26/36 (Call 10/26/35)(a)	GBP	200	182,018
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP	150	121,436
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP	200	221,492
Prudential PLC, 6.13%, 12/19/31(a)	GBP	200	251,358
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30 (Call 02/19/30)(a)	EUR	200	186,904
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/32(a)	GBP	300	299,497
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25)	EUR	350	368,588
RELX Finance BV, 0.00%, 03/18/24 (Call 02/18/24)(a)(c)	EUR	300	320,746
Rentokil Initial PLC, 0.88%, 05/30/26 (Call 02/28/26)(a)	EUR	200	203,854
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49 (Call 04/07/39)(a)(b)	GBP	200	191,574
Rothesay Life PLC, 3.38%, 07/12/26(a)	GBP	450	518,553
Royal Mail PLC, 2.38%, 07/29/24 (Call 04/29/24)(a)	EUR	250	270,346
Sage Group PLC (The), 2.88%, 02/08/34 (Call 11/08/33)(a)	GBP	200	200,248
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP	300	226,833
6.70%, 03/23/39	GBP	50	73,162
Santander UK Group Holdings PLC
0.60%, 09/13/29 (Call 09/13/28)(a)(b)	EUR	300	265,461
2.92%, 05/08/26 (Call 05/08/25)(a)(b)	GBP	400	469,512
3.53%, 08/25/28 (Call 08/25/27)(a)(b)	EUR	200	209,401
Santander UK PLC
0.05%, 01/12/27(a)	EUR	100	97,616
0.10%, 05/12/24	EUR	200	212,301
1.13%, 03/12/27(a)	EUR	400	405,248
1.25%, 09/18/24(a)	EUR	240	255,732
5.25%, 02/16/29(a)	GBP	150	194,558
Scottish Hydro Electric Transmission PLC, 2.13%, 03/24/36 (Call 12/24/35)(a)	GBP	200	179,693
Scottish Widows Ltd., 5.50%, 06/16/23(a)	GBP	310	389,180
Segro PLC, 2.38%, 10/11/29(a)	GBP	100	106,904

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Severn Trent Utilities Finance PLC
2.00%, 06/02/40(a)	GBP	200	$158,803
2.75%, 12/05/31(a)	GBP	100	105,287
3.63%, 01/16/26(a)	GBP	100	120,899
Skipton Building Society, 0.00%, 09/22/24(a)(c)	EUR	200	209,392
Sky Ltd.
2.25%, 11/17/25(a)	EUR	500	534,896
6.00%, 05/21/27	GBP	300	393,671
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	200	205,886
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP	300	388,792
Southern Electric Power Distribution PLC, 5.50%, 06/07/32(a)	GBP	150	195,178
Southern Gas Networks PLC, 3.10%, 09/15/36 (Call 06/15/36)(a)	GBP	300	289,929
Southern Housing Group Ltd., 2.38%, 10/08/36(a)	GBP	100	91,772
Southern Water Services Finance Ltd.
3.00%, 05/28/37(a)	GBP	200	184,084
5.13%, 09/30/56	GBP	50	60,730
6.19%, 03/31/29(a)	GBP	25	32,807
Series A4, 6.64%, 03/31/26(a)	GBP	240	310,617
Sovereign Housing Capital PLC, 2.38%, 11/04/48(a)	GBP	100	77,554
SP Transmission PLC, 2.00%, 11/13/31 (Call 08/13/31)(a)	GBP	223	226,166
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	530	550,421
4.00%, (Call 01/21/28)(a)(b)(d)	EUR	350	352,390
8.38%, 11/20/28(a)	GBP	230	332,176
Stagecoach Group PLC, 4.00%, 09/29/25 (Call 06/29/25)(a)	GBP	100	118,265
Standard Chartered PLC
1.20%, 09/23/31 (Call 09/23/26)(a)(b)	EUR	300	283,560
1.63%, 10/03/27 (Call 10/03/26)(a)(b)	EUR	357	359,457
4.38%, 01/18/38(a)	GBP	200	238,388
Stellantis NV, 3.75%, 03/29/24(a)	EUR	100	110,352
Student Finance PLC, 2.67%, 09/30/29(a)	GBP	100	124,427
Telereal Securitisation PLC
1.96%, 12/10/33 (Call 12/10/25), (1-day SONIA + 0.439%)(a)(b)	GBP	100	111,983
3.56%, 12/10/36(a)	GBP	200	221,686
Tesco Corporate Treasury Services PLC
0.88%, 05/29/26 (Call 02/28/26)(a)	EUR	300	303,166
2.75%, 04/27/30 (Call 01/27/30)(a)	GBP	300	320,358
4.25%, 02/27/31 (Call 11/27/30)(a)	EUR	100	109,381
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP	273	335,060
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP	90	107,283
Thames Water Utilities Finance PLC
2.63%, 01/24/32(a)	GBP	210	214,417
3.50%, 02/25/28(a)	GBP	390	452,250
4.38%, 01/18/31 (Call 10/18/30)(a)	EUR	200	221,101
4.38%, 07/03/34(a)	GBP	200	227,029
5.13%, 09/28/37(a)	GBP	160	189,552
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP	250	351,403
Unilever Finance Netherlands BV
0.50%, 08/12/23(a)	EUR	205	224,302
1.00%, 02/14/27(a)	EUR	370	376,184
1.38%, 07/31/29(a)	EUR	100	99,250
1.63%, 02/12/33(a)	EUR	260	248,362
Unilever PLC, 1.50%, 06/11/39(a)	EUR	200	167,830

Security		Par (000)	Value

United Kingdom (continued)
UNITE USAF II PLC, 3.37%, 06/30/28(a)	GBP	200	$250,347
United Utilities Water Finance PLC
1.75%, 02/10/38 (Call 11/10/37)(a)	GBP	200	165,119
2.00%, 02/14/25 (Call 11/14/24)(a)	GBP	100	119,127
2.63%, 02/12/31 (Call 11/12/30)(a)	GBP	200	214,092
University of Liverpool, 3.38%, 06/25/55(a)	GBP	100	97,836
University of Oxford, 2.54%, 12/08/2117(a)	GBP	200	133,474
University of Southampton, 2.25%, 04/11/57(a)	GBP	100	72,301
Utmost Group PLC, 4.00%, 12/15/31 (Call 09/15/31)(a)	GBP	100	92,992
Virgin Money U.K. PLC, 4.63%, 10/29/28 (Call 10/29/27)(a)(b)	EUR	100	105,568
Virgin Money UK PLC, 3.13%, 06/22/25 (Call 06/22/24), (1-day SONIA + 2.568%)(a)(b)	GBP	450	540,292
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	200	218,424
0.50%, 01/30/24(a)	EUR	230	248,186
1.13%, 11/20/25(a)	EUR	470	489,290
1.50%, 07/24/27(a)	EUR	320	328,892
1.60%, 07/29/31(a)	EUR	200	189,143
2.50%, 05/24/39(a)	EUR	200	178,565
3.00%, 08/12/56(a)	GBP	300	225,868
4.20%, 12/13/27(a)	AUD	400	257,896
5.63%, 12/04/25	GBP	100	128,112
5.90%, 11/26/32(a)	GBP	150	199,103
Vodafone International Financing DAC, 4.00%, 02/10/43 (Call 08/10/42)(a)	EUR	100	105,151
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP	200	153,809
3.00%, 08/03/38(a)	GBP	100	96,190
Wellcome Trust Ltd. (The)
1.13%, 01/21/27(a)	EUR	200	203,409
1.50%, 07/14/71 (Call 01/14/71)(a)	GBP	200	103,667
2.52%, 02/07/2118(a)	GBP	150	100,481
Western Power Distribution West Midlands PLC, 6.00%, 05/09/25(a)	GBP	150	189,161
WHG Treasury PLC, 4.25%, 10/06/45(a)	GBP	100	111,254
Whitbread Group PLC, 3.38%, 10/16/25 (Call 07/16/25)(a)	GBP	300	354,728
WPP Finance 2013, 3.00%, 11/20/23(a)	EUR	100	109,819
WPP Finance SA
2.25%, 09/22/26(a)	EUR	207	218,625
3.75%, 05/19/32(a)	GBP	100	109,156
Yorkshire Building Society, 3.51%, 10/11/30 (Call 10/11/29)(a)(b)	GBP	200	219,386
Yorkshire Water Finance PLC
1.75%, 10/27/32(a)	GBP	200	186,645
2.75%, 04/18/41(a)	GBP	200	178,046

			80,725,949

United States — 2.2%
3M Co., 1.50%, 11/09/26	EUR	100	103,215
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR	500	520,538
AbbVie Inc.
0.75%, 11/18/27 (Call 08/18/27)	EUR	500	488,153
1.25%, 06/01/24 (Call 03/01/24)	EUR	300	322,613
1.38%, 05/17/24 (Call 02/17/24)	EUR	300	323,241
Albemarle New Holding GmbH, 1.63%, 11/25/28 (Call 08/25/28)(a)	EUR	200	195,063
Altria Group Inc., 3.13%, 06/15/31 (Call 03/15/31)	EUR	300	284,604

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
American Honda Finance Corp., 1.50%, 10/19/27	GBP	300	$328,268
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR	250	252,197
American Medical Systems Europe BV
1.38%, 03/08/28 (Call 02/08/28)	EUR	400	396,349
1.88%, 03/08/34 (Call 12/08/33)	EUR	300	269,358
American Tower Corp.
0.95%, 10/05/30 (Call 07/05/30)	EUR	450	390,689
1.95%, 05/22/26 (Call 02/22/26)	EUR	325	338,389
Amgen Inc., 4.00%, 09/13/29(a)	GBP	200	236,815
Apple Inc.
0.38%, 11/25/24(a)	CHF	400	438,163
0.50%, 11/15/31 (Call 08/15/31)	EUR	300	269,150
0.75%, 02/25/30(a)	CHF	250	258,503
0.88%, 05/24/25 (Call 02/24/25)	EUR	740	780,792
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	143,741
3.05%, 07/31/29	GBP	200	235,306
3.35%, 01/10/24(a)	AUD	150	98,842
Archer-Daniels-Midland Co., 1.00%, 09/12/25 (Call 06/12/25)	EUR	250	260,296
AT&T Inc.
0.25%, 03/04/26 (Call 02/04/26)	EUR	500	503,348
1.60%, 05/19/28 (Call 02/19/28)	EUR	300	299,821
2.05%, 05/19/32 (Call 02/19/32)	EUR	100	94,762
2.60%, 12/17/29 (Call 09/17/29)	EUR	405	417,003
2.85%, 05/25/24 (Call 03/25/24)	CAD	200	144,271
3.15%, 09/04/36 (Call 06/04/36)	EUR	500	486,109
3.55%, 12/17/32 (Call 09/17/32)	EUR	400	425,175
4.00%, 11/25/25 (Call 09/25/25)	CAD	150	109,019
4.60%, 09/19/28(a)	AUD	200	131,976
4.85%, 05/25/47 (Call 11/25/46)	CAD	150	101,626
4.88%, 06/01/44	GBP	200	221,827
5.10%, 11/25/48 (Call 05/25/48)	CAD	150	105,187
5.50%, 03/15/27(a)	GBP	200	252,743
7.00%, 04/30/40	GBP	250	352,719
Athene Global Funding
0.37%, 09/10/26(a)	EUR	400	381,919
0.63%, 01/12/28(a)	EUR	200	180,685
4.76%, 04/21/27(a)	AUD	200	127,238
Bank of America Corp.
0.69%, 03/22/31 (Call 03/22/30), (3-mo. EURIBOR + 0.790%)(a)(b)	EUR	600	524,000
1.10%, 05/24/32 (Call 05/24/31), (3-mo. EURIBOR + 0.950%)(a)(b)	EUR	300	259,822
1.66%, 04/25/28 (Call 04/25/27), (3-mo. EURIBOR + 0.890%)(a)(b)	EUR	500	499,651
1.67%, 06/02/29 (Call 06/02/28)(a)(b)	GBP	500	525,611
2.30%, 07/25/25(a)	GBP	400	474,735
2.93%, 04/25/25 (Call 04/25/24)(b)	CAD	200	144,313
3.62%, 03/16/28 (Call 03/16/27)(b)	CAD	500	353,711
3.65%, 03/31/29 (Call 03/31/28), (3-mo. EURIBOR + 3.670%)(a)(b)	EUR	250	269,335
Series MPLE, 1.98%, 09/15/27 (Call 09/15/26)(b)	CAD	150	101,067
Series MPLE, 2.60%, 04/04/29 (Call 04/04/28)(b)	CAD	100	66,854
Series MPLE, 3.41%, 09/20/25 (Call 09/20/24)(b)	CAD	200	144,113
Baxter International Inc.
0.40%, 05/15/24 (Call 04/15/24)	EUR	200	212,797
1.30%, 05/15/29 (Call 02/15/29)	EUR	250	235,482

Security		Par (000)	Value

United States (continued)
Becton Dickinson and Co.
0.00%, 08/13/23(c)	EUR	125	$136,433
0.03%, 08/13/25 (Call 07/13/25)	EUR	350	356,860
Becton Dickinson Euro Finance Sarl
0.33%, 08/13/28 (Call 05/13/28)	EUR	325	303,211
1.21%, 06/04/26 (Call 03/04/26)	EUR	300	308,419
1.34%, 08/13/41 (Call 02/13/41)	EUR	200	138,077
Berkshire Hathaway Finance Corp.
2.38%, 06/19/39 (Call 03/19/39)	GBP	350	314,207
2.63%, 06/19/59 (Call 12/19/58)	GBP	200	154,007
Berkshire Hathaway Inc.
0.00%, 03/12/25 (Call 02/12/25)(c)	EUR	400	413,596
0.50%, 01/15/41 (Call 07/15/40)	EUR	200	123,336
1.13%, 03/16/27 (Call 12/16/26)	EUR	440	444,377
Blackstone Holdings Finance Co. LLC, 1.50%, 04/10/29 (Call 01/10/29)(a)	EUR	200	186,620
Booking Holdings Inc.
1.80%, 03/03/27 (Call 12/03/26)	EUR	330	343,319
4.00%, 11/15/26 (Call 10/15/26)	EUR	435	488,698
4.50%, 11/15/31 (Call 08/15/31)	EUR	225	258,712
BorgWarner Inc., 1.00%, 05/19/31 (Call 02/19/31)	EUR	200	169,016
Celanese U.S. Holdings LLC
1.13%, 09/26/23 (Call 06/26/23)	EUR	181	197,428
4.78%, 07/19/26 (Call 06/19/26)	EUR	300	328,613
5.34%, 01/19/29 (Call 11/19/28)	EUR	200	215,957
Chubb INA Holdings Inc.
1.40%, 06/15/31 (Call 03/15/31)	EUR	330	300,298
2.50%, 03/15/38 (Call 09/15/37)	EUR	100	90,359
Citigroup Inc.
0.50%, 10/08/27 (Call 10/08/26), (3-mo. EURIBOR + 0.957%)(a)(b)	EUR	400	391,060
1.25%, 04/10/29 (Call 03/10/29)(a)	EUR	200	189,075
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	500	484,467
1.75%, 01/28/25	EUR	400	427,348
1.75%, 10/23/26 (Call 09/23/26)	GBP	400	448,368
4.11%, 09/22/33 (Call 09/22/32), (3-mo. EURIBOR + 1.600%)(a)(b)	EUR	500	541,810
7.38%, 09/01/39(a)	GBP	150	236,759
Coca-Cola Co. (The)
0.13%, 03/09/29	EUR	526	482,494
1.00%, 03/09/41	EUR	300	215,512
1.63%, 03/09/35 (Call 12/09/34)	EUR	670	606,322
Colgate-Palmolive Co., 0.50%, 03/06/26 (Call 01/06/26)	EUR	360	369,571
Comcast Corp.
0.25%, 09/14/29 (Call 06/14/29)	EUR	300	272,106
1.25%, 02/20/40 (Call 08/20/39)	EUR	300	226,893
1.88%, 02/20/36 (Call 11/20/35)	GBP	200	180,640
Danaher Corp., 2.50%, 03/30/30 (Call 12/30/29)	EUR	100	103,864
DH Europe Finance II Sarl
0.45%, 03/18/28 (Call 12/18/27)	EUR	275	264,524
0.75%, 09/18/31 (Call 06/18/31)	EUR	400	353,895
1.35%, 09/18/39 (Call 03/18/39)	EUR	200	152,871
DH Europe Finance Sarl, 1.20%, 06/30/27 (Call 03/30/27)	EUR	500	505,833
Digital Dutch Finco BV
1.00%, 01/15/32 (Call 10/15/31)(a)	EUR	300	235,541
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	300	259,762
Digital Euro Finco LLC, 2.63%, 04/15/24 (Call 02/15/24)(a)	EUR	200	215,563

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Digital Intrepid Holding BV, 0.63%, 07/15/31 (Call 04/15/31)(a)	EUR	200	$154,240
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	400	490,274
Dover Corp., 0.75%, 11/04/27 (Call 08/04/27)	EUR	200	194,470
Dow Chemical Co. (The), 1.13%, 03/15/32 (Call 12/15/31)	EUR	300	259,739
Duke Energy Corp., 3.10%, 06/15/28 (Call 03/15/28)	EUR	200	210,355
DXC Capital Funding DAC, 0.45%, 09/15/27 (Call 07/15/27)(a)	EUR	300	275,418
Eaton Capital Unlimited Co., 0.70%, 05/14/25 (Call 02/14/25)(a)	EUR	375	389,614
Ecolab Inc., 1.00%, 01/15/24 (Call 10/15/23)	EUR	200	216,521
EFSF, 0.88%, 09/05/28(a)	EUR	700	693,472
Eli Lilly & Co.
0.63%, 11/01/31 (Call 08/01/31)	EUR	400	357,955
1.13%, 09/14/51 (Call 03/14/51)	EUR	300	188,108
1.63%, 06/02/26 (Call 03/02/26)	EUR	350	366,270
Equinix Inc., 0.25%, 03/15/27 (Call 01/15/27)	EUR	250	240,137
Exxon Mobil Corp.
0.14%, 06/26/24 (Call 05/26/24)	EUR	450	478,054
0.84%, 06/26/32 (Call 03/26/32)	EUR	350	299,967
1.41%, 06/26/39 (Call 12/26/38)	EUR	250	183,411
FedEx Corp.
1.30%, 08/05/31 (Call 05/05/31)	EUR	307	273,864
1.63%, 01/11/27 (Call 10/11/26)	EUR	240	245,153
Fidelity National Information Services Inc.
1.00%, 12/03/28 (Call 09/03/28)	EUR	350	331,853
1.10%, 07/15/24 (Call 04/15/24)	EUR	100	106,628
1.50%, 05/21/27 (Call 02/21/27)	EUR	350	352,027
2.25%, 12/03/29 (Call 09/03/29)	GBP	100	104,235
3.36%, 05/21/31 (Call 02/21/31)	GBP	250	272,372
Fiserv Inc.
1.63%, 07/01/30 (Call 04/01/30)	EUR	150	141,573
3.00%, 07/01/31 (Call 04/01/31)	GBP	300	317,342
Fresenius Medical Care AG & Co. KGaA
1.25%, 11/29/29 (Call 08/29/29)(a)	EUR	100	92,041
1.50%, 07/11/25 (Call 04/11/25)(a)	EUR	338	356,900
GE Capital European Funding Unlimited Co., 4.63%, 02/22/27	EUR	50	57,661
GE Capital UK Funding Un Ltd. Co., 4.13%, 09/13/23(a)	GBP	300	375,004
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	325	339,313
1.50%, 05/17/29 (Call 02/17/29)	EUR	225	225,398
2.13%, 05/17/37 (Call 02/17/37)	EUR	200	175,312
4.13%, 09/19/35(a)	EUR	200	224,913
General Motors Financial Co. Inc.
0.60%, 05/20/27 (Call 03/20/27)(a)	EUR	400	382,915
0.65%, 09/07/28 (Call 06/07/28)(a)	EUR	300	272,287
2.35%, 09/03/25 (Call 07/03/25)(a)	GBP	300	351,719
4.30%, 02/15/29 (Call 12/15/28)(a)	EUR	125	136,293
General Motors Financial of Canada Ltd.
5.20%, 02/09/28 (Call 01/09/28)	CAD	200	147,968
Series 5, 3.25%, 11/07/23	CAD	200	146,117
Goldman Sachs Group Inc. (The)
0.25%, 01/26/28 (Call 10/26/27)(a)	EUR	717	663,400
0.50%, 12/04/24(a)	CHF	250	272,255
0.88%, 01/21/30(a)	EUR	650	574,915

Security		Par (000)	Value

United States (continued)
1.00%, 03/18/33 (Call 12/18/32)(a)	EUR	575	$463,581
1.63%, 07/27/26(a)	EUR	455	469,267
1.88%, 12/16/30 (Call 09/16/30)(a)	GBP	300	295,426
2.00%, 03/22/28(a)	EUR	500	503,618
2.88%, 06/03/26(a)	EUR	288	310,239
3.13%, 07/25/29(a)	GBP	350	387,167
7.25%, 04/10/28	GBP	295	400,560
Series MPLE, 2.01%, 02/28/29 (Call 02/28/28)(b)	CAD	300	194,802
Grenke Finance PLC, 3.95%, 07/09/25(a)	EUR	300	311,718
Harley-Davidson Financial Services Inc., 0.90%, 11/19/24 (Call 08/19/24)(a)	EUR	300	315,694
Highland Holdings Sarl, 0.32%, 12/15/26 (Call 09/15/26)	EUR	200	194,587
Honeywell International Inc.
0.75%, 03/10/32 (Call 12/10/31)	EUR	200	174,215
4.13%, 11/02/34 (Call 08/02/34)	EUR	352	396,677
Illinois Tool Works Inc., 2.13%, 05/22/30 (Call 02/22/30)	EUR	260	260,701
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	725,465
0.30%, 02/11/28	EUR	730	696,978
0.65%, 02/11/32	EUR	300	257,673
1.13%, 09/06/24	EUR	510	545,470
1.25%, 02/09/34 (Call 11/09/33)	EUR	300	257,071
1.75%, 01/31/31	EUR	255	246,735
4.00%, 02/06/43 (Call 08/06/42)	EUR	300	322,908
International Flavors & Fragrances Inc., 1.80%, 09/25/26 (Call 06/25/26)	EUR	300	305,619
John Deere Canada Funding Inc., 3.02%, 07/13/23	CAD	200	147,101
John Deere Cash Management SA, 2.20%, 04/02/32(a)	EUR	350	357,053
John Deere Financial Inc., 2.58%, 10/16/26	CAD	200	139,664
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	200	214,708
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	185,820
Johnson Controls International PLC, 1.00%, 09/15/23 (Call 06/15/23)	EUR	200	218,463
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	55,501
0.60%, 02/17/33 (Call 02/17/32), (3-mo. EURIBOR + 0.650%)(a)(b)	EUR	200	165,005
1.05%, 11/04/32 (Call 08/04/32), (3-mo. EURIBOR + 0.870%)(a)(b)	EUR	450	390,030
1.09%, 03/11/27 (Call 03/11/26), (3-mo. EURIBOR + 0.760%)(a)(b)	EUR	800	813,000
1.50%, 01/27/25(a)	EUR	220	233,950
1.81%, 06/12/29 (Call 06/12/28), (3-mo. EURIBOR + 0.950%)(a)(b)	EUR	350	347,423
1.90%, 04/28/33 (Call 04/28/32), (1-day SONIA + 1.130%)(a)(b)	GBP	100	97,173
1.96%, 03/23/30 (Call 03/23/29), (3-mo. EURIBOR + 1.130%)(a)(b)	EUR	613	602,427
2.88%, 05/24/28(a)	EUR	300	315,642
3.50%, 12/18/26(a)	GBP	100	120,143
Series MPLE, 1.90%, 03/05/28 (Call 03/05/27)(b)	CAD	200	133,258
Kinder Morgan Inc., 2.25%, 03/16/27	EUR	200	207,201
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)(a)	EUR	100	107,911
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	200	206,104
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP	100	121,036

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Liberty Mutual Finance Europe DAC, 1.75%, 03/27/24(a)	EUR	254	$273,611
LYB International Finance II BV, 0.88%, 09/17/26 (Call 06/17/26)	EUR	200	200,403
Marsh & McLennan Companies Inc., 1.98%, 03/21/30 (Call 12/21/29)	EUR	200	192,850
Mastercard Inc., 1.00%, 02/22/29 (Call 11/22/28)	EUR	500	485,817
Mcdonald S Corp., 0.88%, 10/04/33 (Call 07/04/33)(a)	EUR	300	250,235
McDonald’s Corp.
0.17%, 10/04/24(a)	CHF	200	218,455
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR	400	409,034
1.75%, 05/03/28(a)	EUR	500	510,687
2.95%, 03/15/34 (Call 12/15/33)(a)	GBP	200	209,015
3.13%, 03/04/25 (Call 01/04/25)	CAD	250	179,906
5.88%, 04/23/32(a)	GBP	25	33,568
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR	300	314,428
3.13%, 02/17/29 (Call 11/17/28)	GBP	200	223,805
Medtronic Global Holdings SCA
1.00%, 07/02/31 (Call 04/02/31)	EUR	600	545,494
1.13%, 03/07/27 (Call 12/07/26)	EUR	920	934,007
1.75%, 07/02/49 (Call 01/02/49)	EUR	400	276,330
2.25%, 03/07/39 (Call 12/07/38)	EUR	300	261,980
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR	450	476,314
2.50%, 10/15/34 (Call 07/15/34)	EUR	100	100,878
Metropolitan Life Global Funding I
0.38%, 04/09/24(a)	EUR	100	106,769
1.95%, 03/20/28(a)	CAD	400	263,191
3.50%, 09/30/26(a)	GBP	400	477,766
3.75%, 12/05/30(a)	EUR	200	219,016
Microsoft Corp., 2.63%, 05/02/33 (Call 02/02/33)	EUR	250	267,398
MMS USA Holdings Inc.
0.63%, 06/13/25 (Call 03/13/25)(a)	EUR	400	414,601
1.75%, 06/13/31 (Call 03/13/31)(a)	EUR	300	287,854
Mohawk Capital Finance SA, 1.75%, 06/12/27 (Call 04/12/27)	EUR	200	203,521
Molson Coors Internationa LP Co., 3.44%, 07/15/26 (Call 04/15/26)	CAD	200	141,596
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31 (Call 07/01/31)(a)	EUR	250	220,044
Mondelez International Inc.
1.38%, 03/17/41 (Call 12/17/40)	EUR	350	258,612
1.63%, 03/08/27 (Call 12/08/26)	EUR	281	286,668
Moody’s Corp., 0.95%, 02/25/30 (Call 11/25/29)	EUR	200	185,776
Morgan Stanley
0.50%, 02/07/31 (Call 02/07/30), (3-mo. EURIBOR + 0.720%)(b)	EUR	600	516,694
1.10%, 04/29/33 (Call 04/29/32), (3-mo. EURIBOR + 0.833%)(b)	EUR	400	333,876
1.34%, 10/23/26 (Call 10/23/25)(b)	EUR	830	856,675
1.75%, 03/11/24	EUR	270	292,619
2.63%, 03/09/27	GBP	300	343,858
2.95%, 05/07/32 (Call 05/07/31), (3-mo. EURIBOR + 1.245%)(b)	EUR	531	531,180
4.66%, 03/02/29 (Call 03/02/28), (3-mo. EURIBOR + 1.304%)(b)	EUR	650	729,872
Series MPLE, 3.00%, 02/07/24	CAD	200	145,088

Security		Par (000)	Value

United States (continued)
Nasdaq Inc.
0.88%, 02/13/30 (Call 11/13/29)	EUR	100	$90,704
1.75%, 03/28/29 (Call 12/28/28)	EUR	200	196,665
National Grid North America Inc.
0.75%, 08/08/23(a)	EUR	350	382,730
1.05%, 01/20/31 (Call 10/20/30)(a)	EUR	500	441,399
Nestle Holdings Inc., 2.19%, 01/26/29 (Call 11/26/28)	CAD	500	333,513
Netflix Inc., 3.88%, 11/15/29(a)	EUR	500	541,490
New York Life Global Funding
0.25%, 01/23/27(a)	EUR	300	291,907
0.25%, 10/04/28(a)	EUR	300	275,434
1.25%, 12/17/26(a)	GBP	210	231,081
Omnicom Capital Holdings PLC, 2.25%, 11/22/33 (Call 08/22/33)	GBP	200	190,712
Oracle Corp., 3.13%, 07/10/25	EUR	200	219,095
PepsiCo Inc.
0.40%, 10/09/32 (Call 07/09/32)	EUR	300	254,294
1.05%, 10/09/50 (Call 04/09/50)	EUR	100	67,952
1.13%, 03/18/31 (Call 12/18/30)	EUR	400	376,660
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	143,950
3.55%, 07/22/34 (Call 04/22/34)	GBP	200	226,700
Pfizer Inc., 6.50%, 06/03/38(a)	GBP	150	220,933
Philip Morris International Inc.
1.45%, 08/01/39 (Call 05/01/39)	EUR	200	128,724
2.00%, 05/09/36 (Call 02/09/36)	EUR	200	155,963
2.88%, 03/03/26	EUR	400	433,955
PPG Industries Inc., 2.75%, 06/01/29 (Call 04/01/29)	EUR	300	313,440
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	650	687,579
1.88%, 10/30/38	EUR	300	274,059
Prologis Euro Finance LLC
0.25%, 09/10/27 (Call 06/10/27)	EUR	300	284,320
0.50%, 02/16/32 (Call 11/16/31)	EUR	100	80,961
1.00%, 02/08/29 (Call 11/08/28)	EUR	200	183,971
1.00%, 02/06/35 (Call 11/06/34)	EUR	200	151,994
1.50%, 02/08/34 (Call 11/08/33)	EUR	200	166,259
1.50%, 09/10/49 (Call 03/10/49)	EUR	100	61,164
1.88%, 01/05/29 (Call 10/05/28)	EUR	100	98,534
4.25%, 01/31/43 (Call 07/31/42)	EUR	250	251,597
Public Storage, 0.88%, 01/24/32 (Call 10/24/31)	EUR	200	165,153
PVH Corp., 3.13%, 12/15/27 (Call 09/15/27)(a)	EUR	300	316,342
Realty Income Corp., 2.50%, 01/14/42 (Call 07/14/41)	GBP	100	80,485
Schlumberger Finance BV
0.50%, 10/15/31 (Call 07/15/31)(a)	EUR	300	259,177
1.38%, 10/28/26 (Call 07/28/26)(a)	EUR	500	514,896
Schneider Electric SE, 0.25%, 03/11/29 (Call 12/11/28)(a)	EUR	200	187,610
SES SA, 0.88%, 11/04/27 (Call 08/04/27)(a)	EUR	200	189,745
Simon International Finance SCA
1.13%, 03/19/33 (Call 12/19/32)(a)	EUR	100	76,015
1.25%, 05/13/25 (Call 02/13/25)(a)	EUR	270	279,942
Southern Co. (The), 1.88%, 09/15/81 (Call 06/15/27)(b)	EUR	300	260,324
Southern Power Co., 1.85%, 06/20/26	EUR	100	104,046
Stellantis NV, 0.63%, 03/30/27 (Call 12/30/26)(a)	EUR	400	392,991
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR	560	577,054

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Thermo Fisher Scientific Finance I BV
1.13%, 10/18/33 (Call 07/18/33)	EUR	400	$344,736
1.63%, 10/18/41 (Call 04/18/41)	EUR	300	227,525
Thermo Fisher Scientific Inc.
0.13%, 03/01/25 (Call 02/01/25)	EUR	500	518,940
0.50%, 03/01/28 (Call 12/01/27)	EUR	375	362,718
0.88%, 10/01/31 (Call 07/01/31)	EUR	300	266,965
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	208,958
1.88%, 10/01/49 (Call 04/01/49)	EUR	300	207,575
2.38%, 04/15/32 (Call 01/15/32)	EUR	250	250,310
Time Warner Cable LLC, 5.75%, 06/02/31	GBP	250	301,073
Toyota Motor Credit Corp.
0.25%, 07/16/26(a)	EUR	200	199,975
0.63%, 11/21/24(a)	EUR	420	444,346
0.75%, 11/19/26(a)	GBP	300	327,499
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	350	369,957
5.13%, 02/12/50(a)	GBP	50	66,065
Upjohn Finance BV, 1.91%, 06/23/32 (Call 03/23/32)(a)	EUR	400	339,200
Utah Acquisition Sub Inc., 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	530	568,338
Ventas Canada Finance Ltd., 2.45%, 01/04/27 (Call 12/04/26)	CAD	200	134,279
Verizon Communications Inc.
0.38%, 03/22/29 (Call 12/22/28)	EUR	327	298,191
0.88%, 04/02/25	EUR	690	724,364
1.00%, 11/30/27(a)	CHF	200	214,072
1.38%, 10/27/26	EUR	250	256,982
1.38%, 11/02/28	EUR	800	787,215
1.85%, 05/18/40 (Call 11/18/39)	EUR	300	235,782
2.38%, 03/22/28 (Call 01/22/28)	CAD	200	134,986
2.63%, 12/01/31	EUR	200	202,554
3.00%, 03/23/31 (Call 12/23/30)	AUD	200	111,631
3.38%, 10/27/36	GBP	300	308,260
4.05%, 02/17/25(a)	AUD	200	131,845
4.05%, 03/22/51 (Call 09/22/50)	CAD	100	62,020
4.50%, 08/17/27(a)	AUD	200	132,778
4.75%, 02/17/34	GBP	100	120,963
Series 20Y, 2.88%, 01/15/38	EUR	500	472,076
Series MPLE, 2.50%, 05/16/30 (Call 02/15/30)	CAD	200	130,023
Visa Inc.
2.00%, 06/15/29 (Call 04/15/29)	EUR	100	103,240
2.38%, 06/15/34 (Call 03/15/34)	EUR	200	202,188
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR	200	207,340
Walmart Inc.
4.88%, 09/21/29	EUR	200	242,848
5.63%, 03/27/34(a)	GBP	400	546,953
5.75%, 12/19/30	GBP	145	197,693
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD	200	140,389
Wells Fargo & Co.
0.50%, 04/26/24(a)	EUR	400	426,700
1.00%, 02/02/27(a)	EUR	500	493,326
1.38%, 10/26/26(a)	EUR	600	606,081
1.50%, 05/24/27(a)	EUR	250	249,649
1.74%, 05/04/30 (Call 05/04/29), (3-mo. EURIBOR + 1.850%)(a)(b)	EUR	520	492,787
2.00%, 07/28/25(a)	GBP	380	444,527

Security		Par (000)	Value

United States (continued)
2.13%, 09/24/31(a)	GBP	300	$296,775
2.25%, 05/02/23(a)	EUR	100	110,190
2.51%, 10/27/23	CAD	200	145,694
3.18%, 02/08/24 (Call 01/08/24)	CAD	100	72,611
3.50%, 09/12/29(a)	GBP	200	224,239
3.87%, 05/21/25	CAD	25	17,992
4.17%, 04/28/26 (Call 04/28/25)(b)	CAD	300	217,552
Series MPLE, 2.49%, 02/18/27	CAD	300	204,062
Welltower Inc., 4.80%, 11/20/28 (Call 08/20/28)	GBP	200	237,222
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR	600	611,343
WPC Eurobond BV
1.35%, 04/15/28 (Call 01/15/28)	EUR	200	184,705
2.25%, 07/19/24 (Call 05/19/24)	EUR	300	319,992
2.25%, 04/09/26 (Call 01/09/26)	EUR	150	154,236

			93,622,817

Total Corporate Bonds & Notes — 18.8% (Cost: $911,940,365)			814,548,051

Foreign Government and Agency Obligations

Australia — 2.6%
Airservices Australia, 5.40%, 11/15/28(Call 08/15/28)	AUD	200	140,372
Australia Government Bond
0.25%, 11/21/24(a)	AUD	8,131	5,149,576
0.25%, 11/21/25(a)	AUD	13,490	8,344,782
0.50%, 09/21/26(a)	AUD	6,040	3,682,729
1.00%, 12/21/30(a)	AUD	5,500	3,099,671
1.00%, 11/21/31(a)	AUD	5,520	3,040,995
1.25%, 05/21/32	AUD	6,280	3,502,110
1.50%, 06/21/31(a)	AUD	10,485	6,084,906
1.75%, 11/21/32(a)	AUD	5,801	3,359,320
1.75%, 06/21/51(a)	AUD	2,926	1,252,756
2.25%, 05/21/28(a)	AUD	5,710	3,642,514
2.50%, 05/21/30(a)	AUD	2,690	1,705,890
2.75%, 11/21/27(a)	AUD	6,760	4,426,348
2.75%, 11/21/28(a)	AUD	3,540	2,306,813
2.75%, 11/21/29(a)	AUD	3,880	2,511,041
2.75%, 06/21/35(a)	AUD	1,220	754,293
2.75%, 05/21/41(a)	AUD	1,892	1,090,073
3.00%, 11/21/33(a)	AUD	3,570	2,297,826
3.00%, 03/21/47(a)	AUD	1,394	808,003
3.25%, 04/21/25(a)	AUD	6,180	4,109,875
3.25%, 04/21/29(a)	AUD	5,080	3,392,058
3.25%, 06/21/39(a)	AUD	2,107	1,324,924
3.75%, 05/21/34(a)	AUD	2,141	1,471,611
3.75%, 04/21/37(a)	AUD	1,980	1,341,204
4.25%, 04/21/26(a)	AUD	3,088	2,118,749
4.50%, 04/21/33(a)	AUD	1,710	1,247,781
4.75%, 04/21/27(a)	AUD	4,158	2,933,047
Australian Capital Territory
1.25%, 05/22/25(a)	AUD	170	107,608
1.75%, 10/23/31	AUD	300	168,126
2.50%, 05/21/26(a)	AUD	60	38,681
National Housing Finance and Investment Corp., 1.52%, 05/27/30(a)	AUD	500	288,630
New South Wales Treasury Corp. 1.25%, 03/20/25(a)	AUD	890	566,393

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
1.25%, 11/20/30	AUD	1,530	$846,306
1.50%, 02/20/32(a)	AUD	800	434,763
1.75%, 03/20/34(a)	AUD	1,000	523,623
2.00%, 03/20/31	AUD	600	348,814
2.00%, 03/08/33	AUD	1,000	552,347
2.25%, 11/20/40	AUD	300	140,208
2.25%, 05/07/41	AUD	1,050	484,897
2.50%, 11/22/32(a)	AUD	400	234,332
3.00%, 05/20/27(a)	AUD	5,600	3,654,124
3.00%, 03/20/28	AUD	2,040	1,324,531
3.00%, 11/15/28(a)	AUD	1,390	897,587
3.00%, 04/20/29(a)	AUD	1,150	739,793
4.00%, 05/20/26(a)	AUD	700	471,879
5.00%, 08/20/24	AUD	150	101,174
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD	400	241,078
2.50%, 05/21/32	AUD	800	467,240
2.75%, 04/21/27	AUD	400	257,833
4.10%, 11/21/42(a)	AUD	200	116,187
Queensland Treasury Corp.
1.25%, 03/10/31(e)	AUD	500	274,920
1.50%, 03/02/32(e)	AUD	500	273,127
1.50%, 08/20/32(e)	AUD	300	161,871
1.75%, 08/21/31(e)	AUD	1,710	967,427
1.75%, 07/20/34(e)	AUD	2,530	1,321,703
2.00%, 08/22/33	AUD	550	303,132
2.25%, 11/20/41(e)	AUD	450	207,590
2.75%, 08/20/27(e)	AUD	950	613,327
3.00%, 03/22/24(e)	AUD	1,650	1,087,045
3.25%, 07/21/28(e)	AUD	1,130	742,053
3.25%, 08/21/29(e)	AUD	842	548,493
3.50%, 08/21/30(e)	AUD	1,000	655,586
4.20%, 02/20/47(e)	AUD	300	183,826
4.25%, 07/21/23(e)	AUD	150	99,375
4.75%, 07/21/25(e)	AUD	2,680	1,824,943
5.75%, 07/22/24(a)	AUD	400	271,911
South Australian Government Financing Authority
1.75%, 05/24/32(a)	AUD	1,000	552,903
1.75%, 05/24/34(a)	AUD	300	156,128
2.00%, 05/23/36(a)	AUD	400	201,300
2.25%, 08/15/24(a)	AUD	1,000	651,225
2.75%, 05/24/30	AUD	1,000	624,208
3.00%, 09/20/27(a)	AUD	350	227,723
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD	550	326,340
2.25%, 01/22/32(a)	AUD	100	58,006
4.00%, 06/11/24(a)	AUD	40	26,589
Treasury Corp., 2.40%, 08/18/50	AUD	200	83,803
Treasury Corp. of Victoria
0.50%, 11/20/25	AUD	1,700	1,046,688
1.25%, 11/19/27	AUD	1,500	902,853
1.50%, 11/20/30	AUD	760	429,605
1.50%, 09/10/31	AUD	4,340	2,391,875
2.00%, 09/17/35	AUD	500	257,302
2.00%, 11/20/37	AUD	1,240	600,522
2.25%, 09/15/33(a)	AUD	2,700	1,510,615
2.25%, 11/20/34	AUD	1,160	628,733
2.50%, 10/22/29	AUD	2,890	1,792,870
3.00%, 10/20/28(a)	AUD	760	490,702
5.50%, 12/17/24	AUD	620	423,312

Security		Par (000)	Value

Australia (continued)
Western Australian Treasury Corp.
1.50%, 10/22/30	AUD	500	$284,455
1.75%, 10/22/31	AUD	1,000	564,900
2.50%, 07/23/24(a)	AUD	100	65,381
2.75%, 07/24/29(a)	AUD	900	570,107
3.00%, 10/21/26(a)	AUD	900	589,325
3.00%, 10/21/27(a)	AUD	540	352,123
3.25%, 07/20/28(a)	AUD	500	328,468
5.00%, 07/23/25(a)	AUD	50	34,237

			113,854,048

Austria — 0.9%
Austria Government Bond, 1.50%, 11/02/86(e)	EUR	61	40,308
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.10%, 07/09/29(a)	EUR	400	370,803
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(c)	EUR	450	373,478
Republic of Austria Government Bond
0.00%, 07/15/24(c)(e)	EUR	520	553,541
0.00%, 04/20/25(c)(e)	EUR	2,000	2,085,677
0.00%, 10/20/28(c)(e)	EUR	2,450	2,330,289
0.00%, 02/20/30(c)(e)	EUR	1,033	940,979
0.00%, 02/20/31(c)(e)	EUR	2,256	1,993,682
0.00%, 10/20/40(c)(e)	EUR	1,033	663,664
0.25%, 10/20/36(e)	EUR	1,459	1,110,420
0.50%, 04/20/27(e)	EUR	1,670	1,690,071
0.50%, 02/20/29(e)	EUR	1,784	1,732,412
0.70%, 04/20/71(e)	EUR	710	354,889
0.75%, 10/20/26(e)	EUR	2,634	2,720,338
0.75%, 02/20/28(e)	EUR	2,417	2,433,904
0.75%, 03/20/51(e)	EUR	1,580	998,413
0.85%, 06/30/2120(e)	EUR	780	366,939
0.90%, 02/20/32(e)	EUR	1,378	1,283,686
1.20%, 10/20/25(e)	EUR	1,950	2,070,579
1.50%, 02/20/47(e)	EUR	1,598	1,297,913
1.50%, 11/02/86(e)	EUR	310	204,844
1.65%, 10/21/24(e)	EUR	1,664	1,798,761
1.85%, 05/23/49(e)	EUR	400	343,625
2.10%, 12/31/99(d)(e)	EUR	711	575,273
2.40%, 05/23/34(e)	EUR	1,002	1,043,688
2.90%, 02/20/33(e)	EUR	2,680	2,935,700
3.15%, 06/20/44(e)	EUR	1,090	1,211,136
3.80%, 01/26/62(e)	EUR	635	813,570
4.15%, 03/15/37(e)	EUR	1,674	2,055,712
4.85%, 03/15/26(e)	EUR	2,014	2,354,556
6.25%, 07/15/27	EUR	958	1,199,083

			39,947,933

Belgium — 1.4%
Belfius Bank SA, 5.25%, 04/19/33(Call 01/19/28)	EUR	100	108,444
Communaute Francaise de Belgique, 1.63%, 05/03/32(a)	EUR	300	288,736
Flemish Community (The)
1.50%, 07/12/38(a)	EUR	100	84,333
1.50%, 04/11/44(a)	EUR	100	76,235
Kingdom of Belgium Government Bond
0.00%, 10/22/27(c)(e)	EUR	5,084	4,981,073
0.00%, 10/22/31(c)(e)	EUR	6,360	5,505,623
0.10%, 06/22/30(e)	EUR	2,620	2,396,857
0.35%, 06/22/32(e)	EUR	1,870	1,639,088
0.40%, 06/22/40(e)	EUR	1,390	952,390

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Belgium (continued)
0.50%, 10/22/24(e)	EUR	3,850	$4,100,496
0.65%, 06/22/71(e)	EUR	840	379,948
0.80%, 06/22/25(e)	EUR	2,610	2,762,130
0.80%, 06/22/27(e)	EUR	3,218	3,290,291
0.90%, 06/22/29(e)	EUR	305	302,774
1.00%, 06/22/26(e)	EUR	1,310	1,371,532
1.00%, 06/22/31(e)	EUR	2,668	2,551,043
1.40%, 06/22/53(e)	EUR	1,890	1,309,305
1.45%, 06/22/37(e)	EUR	2,276	2,011,030
1.60%, 06/22/47(e)	EUR	2,076	1,624,340
1.70%, 06/22/50(e)	EUR	1,522	1,183,906
1.90%, 06/22/38(e)	EUR	888	822,082
2.15%, 06/22/66(e)	EUR	1,044	854,839
2.25%, 06/22/57(e)	EUR	807	690,196
2.60%, 06/22/24(e)	EUR	1,908	2,093,323
2.75%, 04/22/39(e)	EUR	890	915,613
3.00%, 06/22/33(e)	EUR	870	958,615
3.00%, 06/22/34(e)	EUR	1,660	1,816,845
3.30%, 06/22/54	EUR	590	630,579
3.75%, 06/22/45(a)	EUR	1,151	1,343,142
4.00%, 03/28/32(a)	EUR	1,970	2,353,651
4.25%, 03/28/41(e)	EUR	2,417	2,991,544
4.50%, 03/28/26(e)	EUR	1,270	1,469,426
5.00%, 03/28/35(e)	EUR	660	860,407
5.50%, 03/28/28	EUR	1,433	1,785,623
Series 86, 1.25%, 04/22/33(e)	EUR	690	651,883
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR	400	294,952
0.30%, 10/20/31(a)	EUR	500	434,457
0.88%, 03/21/46(a)	EUR	300	190,547
1.00%, 10/13/36(a)	EUR	400	326,467
3.00%, 10/12/32(a)	EUR	300	322,117
3.25%, 01/12/43(a)	EUR	200	208,149
Region Wallonne Belgium
0.25%, 05/03/26(a)	EUR	500	506,483
1.25%, 05/03/34(a)	EUR	500	439,217
1.25%, 06/22/71(a)	EUR	200	109,430
3.50%, 03/15/43	EUR	500	531,733

			60,520,894

Bulgaria — 0.0%
Bulgaria Government International Bond
0.38%, 09/23/30(a)	EUR	400	331,540
1.38%, 09/23/50(a)	EUR	200	119,642
2.63%, 03/26/27(a)	EUR	100	105,849
2.95%, 09/03/24(a)	EUR	200	218,284
3.00%, 03/21/28(a)	EUR	100	105,579
3.13%, 03/26/35(a)	EUR	100	94,273
4.63%, 09/23/34(a)	EUR	300	324,881

			1,300,048

Canada — 4.4%
Canada Housing Trust No. 1
0.95%, 06/15/25(e)	CAD	2,100	1,460,909
1.10%, 03/15/31(e)	CAD	900	565,542
1.25%, 06/15/26(e)	CAD	1,300	894,988
1.40%, 03/15/31(e)	CAD	1,060	682,293
1.55%, 12/15/26(e)	CAD	400	276,698
1.60%, 12/15/31(e)	CAD	600	387,975
1.75%, 06/15/30(e)	CAD	970	648,304
1.90%, 09/15/26(e)	CAD	1,160	814,504

Security		Par (000)	Value

Canada (continued)
1.90%, 03/15/31(e)	CAD	1,100	$735,986
1.95%, 12/15/25(e)	CAD	1,750	1,236,993
2.15%, 12/15/31(e)	CAD	1,500	1,015,408
2.25%, 12/15/25(e)	CAD	100	71,223
2.35%, 06/15/27(e)	CAD	1,500	1,066,291
2.35%, 03/15/28(e)	CAD	350	247,802
2.55%, 03/15/25(e)	CAD	910	655,864
2.65%, 03/15/28(e)	CAD	800	574,304
2.65%, 12/15/28(e)	CAD	920	658,426
2.90%, 06/15/24(e)	CAD	1,350	981,683
3.55%, 09/15/32(e)	CAD	2,790	2,105,087
3.60%, 12/15/27(e)	CAD	1,000	748,046
3.80%, 06/15/27(e)	CAD	1,000	751,456
Canadian Government Bond
0.25%, 03/01/26	CAD	3,018	2,041,151
0.50%, 09/01/25	CAD	10,970	7,545,928
0.50%, 12/01/30	CAD	4,543	2,825,992
0.75%, 10/01/24	CAD	1,000	706,218
1.00%, 09/01/26	CAD	5,020	3,451,401
1.00%, 06/01/27	CAD	800	546,210
1.25%, 03/01/25	CAD	5,870	4,147,928
1.25%, 03/01/27	CAD	3,000	2,066,509
1.25%, 06/01/30	CAD	5,162	3,431,681
1.50%, 04/01/25	CAD	2,000	1,416,806
1.50%, 06/01/31	CAD	3,120	2,084,091
1.50%, 12/01/31	CAD	3,570	2,370,848
1.75%, 12/01/53	CAD	4,260	2,398,944
2.00%, 06/01/28	CAD	5,000	3,543,197
2.00%, 06/01/32	CAD	3,571	2,461,021
2.00%, 12/01/51	CAD	7,701	4,639,983
2.25%, 06/01/25	CAD	2,500	1,796,786
2.25%, 06/01/29	CAD	3,020	2,162,091
2.25%, 12/01/29	CAD	1,390	992,970
2.50%, 12/01/32	CAD	4,290	3,076,445
2.75%, 08/01/24	CAD	2,300	1,670,698
2.75%, 09/01/27	CAD	2,010	1,465,964
2.75%, 06/01/33	CAD	4,560	3,335,934
2.75%, 12/01/48	CAD	480	340,859
2.75%, 12/01/55	CAD	890	628,173
2.75%, 12/01/64	CAD	1,320	928,175
3.00%, 11/01/24	CAD	8,470	6,169,843
3.00%, 04/01/26	CAD	4,050	2,959,398
3.50%, 03/01/28	CAD	2,610	1,971,548
3.50%, 12/01/45	CAD	2,734	2,184,577
3.75%, 02/01/25	CAD	800	590,300
4.00%, 06/01/41	CAD	2,010	1,688,928
5.00%, 06/01/37	CAD	1,560	1,420,494
5.75%, 06/01/33	CAD	2,790	2,575,857
City of Montreal Canada
2.40%, 12/01/41	CAD	200	112,501
3.00%, 09/01/27	CAD	300	216,522
3.15%, 12/01/36	CAD	250	166,122
3.50%, 09/01/23	CAD	60	44,127
3.50%, 12/01/38	CAD	700	474,766
City of Ottawa Ontario
2.50%, 05/11/51	CAD	100	53,221
3.10%, 07/27/48	CAD	100	60,712
City of Toronto Canada
2.40%, 06/07/27	CAD	250	176,977
2.80%, 11/22/49	CAD	200	113,589

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.90%, 04/29/51	CAD	250	$145,293
2.95%, 04/28/35	CAD	50	33,310
3.20%, 08/01/48	CAD	100	61,825
3.25%, 04/20/32	CAD	400	287,179
4.30%, 06/01/52	CAD	100	75,002
CPPIB Capital Inc.
0.25%, 01/18/41(a)	EUR	290	183,195
1.13%, 12/14/29(a)	GBP	250	256,603
1.63%, 10/22/71(a)	GBP	250	130,488
1.95%, 09/30/29(a)	CAD	500	338,159
3.95%, 06/02/32(a)	CAD	500	379,728
Export Development Canada, 0.25%, 03/07/26(a)	EUR	600	610,285
Hydro-Quebec
2.00%, 09/01/28	CAD	500	344,086
2.10%, 02/15/60	CAD	800	384,580
4.00%, 02/15/55	CAD	890	666,891
4.00%, 02/15/63	CAD	400	301,028
5.00%, 02/15/45	CAD	600	505,039
5.00%, 02/15/50	CAD	1,120	969,515
6.00%, 08/15/31	CAD	200	173,386
6.00%, 02/15/40	CAD	910	835,654
6.50%, 02/15/35	CAD	400	369,945
Italy Buoni Poliennali Del Tesoro, 0.95%, 09/15/27(a)	EUR	4,860	4,805,039
Labrador-Island Link Funding Trust, Series A 3.76%, 06/01/33(e)	CAD	300	226,130
Municipal Finance Authority of British Columbia
2.15%, 06/03/24	CAD	1,180	851,314
3.30%, 04/08/32	CAD	200	144,251
3.35%, 06/01/27	CAD	500	367,576
Muskrat Falls/Labrador Transmission Assets Funding Trust
3.38%, 06/01/57	CAD	200	134,067
Series A, 3.63%, 06/01/29(e)	CAD	300	225,229
OMERS Finance Trust, 0.45%, 05/13/25(a)	EUR	250	258,969
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD	300	251,153
Ontario Teachers’ Finance Trust
0.10%, 05/19/28(a)	EUR	100	93,615
0.50%, 05/06/25(a)	EUR	470	487,198
0.90%, 05/20/41(a)	EUR	560	398,833
1.85%, 05/03/32(a)	EUR	400	384,616
OPB Finance Trust, Series F 2.98%, 01/25/27(Call 10/25/26)	CAD	400	286,845
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR	200	206,027
1.65%, 06/01/31	CAD	1,300	833,512
2.05%, 06/01/30	CAD	1,100	740,873
2.20%, 06/01/26	CAD	300	212,474
2.35%, 06/01/25	CAD	350	250,623
2.55%, 06/01/27	CAD	1,080	770,281
2.90%, 12/01/28	CAD	1,050	755,952
2.90%, 09/20/29	CAD	300	214,937
2.95%, 06/01/52	CAD	470	286,413
3.05%, 12/01/48	CAD	1,030	640,670
3.10%, 06/01/50	CAD	1,240	779,346
3.30%, 12/01/46	CAD	1,390	910,176
3.45%, 12/01/43	CAD	25	16,893
3.90%, 12/01/33	CAD	200	150,402
Province of British Columbia Canada 0.88%, 10/08/25(a)	EUR	300	312,181

Security		Par (000)	Value

Canada (continued)
1.55%, 06/18/31	CAD	500	$318,474
2.20%, 06/18/30	CAD	1,540	1,048,987
2.30%, 06/18/26	CAD	200	142,103
2.55%, 06/18/27	CAD	300	214,122
2.75%, 06/18/52	CAD	450	264,769
2.80%, 06/18/48	CAD	1,170	701,603
2.85%, 06/18/25	CAD	550	397,842
2.95%, 12/18/28	CAD	200	144,513
2.95%, 06/18/50	CAD	820	503,832
3.20%, 06/18/44	CAD	400	261,484
4.30%, 06/18/42	CAD	1,510	1,159,229
4.95%, 06/18/40	CAD	170	140,343
5.00%, 06/18/31	CAD	120	97,802
6.35%, 06/18/31	CAD	40	35,408
Province of Manitoba Canada
2.05%, 06/02/31	CAD	600	396,540
2.05%, 09/05/52	CAD	870	423,027
2.45%, 06/02/25	CAD	50	35,870
2.55%, 06/02/26	CAD	200	143,104
2.60%, 06/02/27	CAD	200	142,904
2.75%, 06/02/29	CAD	300	213,504
2.85%, 09/05/46	CAD	590	353,242
3.00%, 06/02/28	CAD	300	217,419
3.20%, 03/05/50	CAD	230	145,673
3.25%, 09/05/29	CAD	600	438,407
3.40%, 09/05/48	CAD	690	453,042
3.80%, 09/05/53	CAD	500	354,862
4.10%, 03/05/41	CAD	400	294,583
4.60%, 03/05/38	CAD	70	54,949
Province of New Brunswick Canada
1.80%, 08/14/25	CAD	500	352,847
2.35%, 08/14/27	CAD	570	402,389
2.60%, 08/14/26	CAD	200	143,141
2.85%, 06/02/23	CAD	50	36,854
3.05%, 08/14/50	CAD	400	246,758
3.10%, 08/14/28	CAD	200	145,381
3.10%, 08/14/48	CAD	300	187,205
3.55%, 06/03/43	CAD	210	143,521
3.80%, 08/14/45	CAD	200	140,959
4.55%, 03/26/37	CAD	60	46,994
4.65%, 09/26/35	CAD	400	318,317
Province of Newfoundland and Labrador Canada
2.05%, 06/02/31	CAD	300	196,005
2.65%, 10/17/50	CAD	400	215,873
2.85%, 06/02/28	CAD	500	358,010
2.85%, 06/02/29	CAD	870	618,834
3.00%, 06/02/26	CAD	130	94,085
3.30%, 10/17/46	CAD	250	155,650
3.70%, 10/17/48	CAD	320	213,800
Province of Nova Scotia Canada
2.00%, 09/01/30	CAD	500	333,982
2.10%, 06/01/27	CAD	600	420,525
3.15%, 12/01/51	CAD	560	353,719
3.50%, 06/02/62	CAD	30	20,025
4.40%, 06/01/42	CAD	220	169,019
4.70%, 06/01/41	CAD	200	159,610
Province of Ontario Canada
0.00%, 11/25/30(a)(c)	EUR	300	259,418
0.25%, 12/15/26(a)	GBP	320	344,201
0.38%, 06/14/24(a)	EUR	200	212,530

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
0.38%, 04/08/27(a)	EUR	200	$197,586
0.63%, 04/17/25(a)	EUR	400	417,611
1.05%, 09/08/27	CAD	300	200,557
1.35%, 09/08/26	CAD	300	206,319
1.35%, 12/02/30	CAD	1,500	951,615
1.75%, 09/08/25	CAD	1,300	915,628
1.85%, 02/01/27	CAD	500	348,363
1.90%, 12/02/51	CAD	2,020	977,833
2.05%, 06/02/30	CAD	1,550	1,045,216
2.15%, 06/02/31	CAD	900	601,227
2.25%, 12/02/31	CAD	1,000	668,842
2.30%, 09/08/24	CAD	300	216,075
2.40%, 06/02/26	CAD	2,860	2,037,580
2.55%, 12/02/52	CAD	1,500	845,031
2.60%, 06/02/25	CAD	2,050	1,475,634
2.60%, 06/02/27	CAD	1,360	972,523
2.65%, 02/05/25	CAD	1,000	721,785
2.65%, 12/02/50	CAD	2,000	1,158,342
2.70%, 06/02/29	CAD	960	682,377
2.80%, 06/02/48	CAD	1,640	986,857
2.85%, 06/02/23	CAD	550	405,393
2.90%, 06/02/28	CAD	1,000	722,095
2.90%, 12/02/46	CAD	1,600	985,142
2.90%, 06/02/49	CAD	2,160	1,319,468
3.45%, 06/02/45	CAD	2,340	1,589,062
3.50%, 06/02/24	CAD	970	710,276
3.50%, 06/02/43	CAD	1,620	1,114,456
3.60%, 03/08/28	CAD	1,000	745,433
3.75%, 06/02/32	CAD	1,750	1,310,630
3.75%, 12/02/53	CAD	1,330	958,001
4.60%, 06/02/39	CAD	2,140	1,700,027
4.65%, 06/02/41	CAD	2,250	1,802,508
4.70%, 06/02/37	CAD	1,703	1,366,108
5.60%, 06/02/35	CAD	500	433,956
5.85%, 03/08/33	CAD	290	252,822
6.20%, 06/02/31	CAD	580	508,479
6.50%, 03/08/29	CAD	50	42,968
Province of Quebec Canada
0.20%, 04/07/25(a)	EUR	500	518,180
0.25%, 05/05/31(a)	EUR	550	478,364
0.50%, 01/25/32(a)	EUR	600	521,494
0.88%, 01/15/25(a)	EUR	200	211,076
0.88%, 05/04/27(a)	EUR	550	553,519
0.88%, 07/05/28(a)	EUR	150	147,069
1.13%, 10/28/25(a)	EUR	300	313,582
1.90%, 09/01/30	CAD	2,160	1,436,519
2.30%, 09/01/29	CAD	2,010	1,393,092
2.50%, 09/01/26	CAD	1,800	1,287,043
2.60%, 07/06/25	CAD	300	215,951
2.75%, 09/01/25	CAD	250	180,315
2.75%, 09/01/27	CAD	500	359,848
2.75%, 09/01/28	CAD	590	422,552
2.85%, 12/01/53	CAD	1,620	974,403
3.00%, 09/01/23	CAD	50	36,722
3.10%, 12/01/51	CAD	1,890	1,198,895
3.25%, 09/01/32	CAD	2,000	1,439,407
3.50%, 12/01/45	CAD	2,580	1,762,859
3.50%, 12/01/48	CAD	1,280	872,783
3.60%, 09/01/33	CAD	1,600	1,181,013
3.75%, 09/01/24	CAD	100	73,441

Security		Par (000)	Value

Canada (continued)
4.25%, 12/01/43	CAD	600	$458,446
5.00%, 12/01/38	CAD	950	787,479
5.00%, 12/01/41	CAD	1,500	1,253,065
5.75%, 12/01/36	CAD	1,520	1,344,345
6.25%, 06/01/32	CAD	110	97,748
Province of Saskatchewan Canada
2.15%, 06/02/31	CAD	500	333,413
2.20%, 06/02/30	CAD	400	272,077
2.65%, 06/02/27	CAD	450	322,232
2.75%, 12/02/46	CAD	300	177,826
2.80%, 12/02/52	CAD	320	188,393
3.05%, 12/02/28	CAD	700	507,579
3.10%, 06/02/50	CAD	400	251,476
3.20%, 06/03/24	CAD	20	14,598
3.30%, 06/02/48	CAD	200	130,657
3.40%, 02/03/42	CAD	100	67,571
3.75%, 03/05/54	CAD	400	284,297
3.90%, 06/02/45	CAD	150	108,177
4.75%, 06/01/40	CAD	100	80,353
PSP Capital Inc.
1.50%, 03/15/28(a)	CAD	450	304,054
3.00%, 11/05/25(a)	CAD	200	144,782
3.75%, 06/15/29	CAD	500	376,038
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD	100	69,628
Regional Municipality of York, 2.60%, 12/15/25	CAD	50	35,804
South Coast British Columbia Transportation Authority, 3.25%, 11/23/28	CAD	250	183,105

			193,034,437

Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP	780,000	918,186
4.70%, 09/01/30(e)	CLP	350,000	413,320
5.00%, 10/01/28(e)	CLP	600,000	716,034
5.00%, 03/01/35	CLP	600,000	719,931
5.10%, 07/15/50	CLP	250,000	298,938
6.00%, 01/01/43	CLP	315,000	419,820
7.00%, 05/01/34(e)	CLP	400,000	545,678
Chile Government International Bond
0.10%, 01/26/27 (Call 12/26/26)	EUR	200	191,482
0.56%, 01/21/29 (Call 11/21/28)	EUR	200	181,595
0.83%, 07/02/31 (Call 04/02/31)	EUR	100	85,986
1.25%, 01/29/40 (Call 10/31/39)	EUR	300	217,032
1.25%, 01/22/51 (Call 07/31/50)	EUR	200	115,455
1.63%, 01/30/25	EUR	300	318,369
1.75%, 01/20/26	EUR	300	312,210

			5,454,036

China — 17.8%
Agricultural Development Bank of China
2.12%, 10/13/24	CNY	10,700	1,535,826
2.25%, 04/22/25	CNY	95,000	13,630,214
2.50%, 08/24/27	CNY	27,000	3,850,117
2.60%, 12/01/25	CNY	5,000	721,003
2.87%, 05/14/27	CNY	5,000	723,817
2.96%, 04/17/30	CNY	30,500	4,409,914
2.97%, 10/14/32	CNY	26,000	3,744,185
2.99%, 08/11/26	CNY	62,000	9,030,816
3.06%, 06/06/32	CNY	53,530	7,767,188
3.24%, 08/14/24	CNY	16,000	2,331,850

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
3.30%, 11/05/31	CNY	10,000	$1,476,906
3.35%, 03/24/26	CNY	40,000	5,884,761
3.48%, 02/04/28	CNY	15,000	2,226,444
3.52%, 05/24/31	CNY	30,000	4,502,815
3.63%, 07/19/26	CNY	27,800	4,130,516
3.74%, 07/12/29	CNY	49,500	7,477,442
3.75%, 01/25/29	CNY	32,650	4,927,896
3.79%, 10/26/30	CNY	46,000	7,010,153
3.85%, 01/06/27	CNY	71,100	10,656,379
3.95%, 02/26/31	CNY	13,000	2,001,357
4.00%, 11/12/25	CNY	46,000	6,860,827
4.65%, 05/11/28	CNY	24,000	3,755,780
4.98%, 01/12/25	CNY	20,000	3,002,078
China Development Bank
2.69%, 06/16/27	CNY	15,000	2,159,717
2.73%, 11/11/24	CNY	14,000	2,027,820
2.77%, 10/24/32	CNY	58,100	8,237,501
2.83%, 09/10/26	CNY	20,000	2,899,945
3.00%, 01/17/32	CNY	95,000	13,726,884
3.05%, 08/25/26	CNY	72,000	10,507,248
3.07%, 03/10/30	CNY	45,000	6,551,832
3.09%, 06/18/30	CNY	29,450	4,291,593
3.12%, 09/13/31	CNY	39,000	5,689,231
3.18%, 04/05/26	CNY	10,000	1,464,320
3.23%, 01/10/25	CNY	165,000	24,093,877
3.41%, 06/07/31	CNY	10,000	1,489,752
3.43%, 01/14/27	CNY	20,000	2,954,736
3.45%, 09/20/29	CNY	17,000	2,529,217
3.48%, 01/08/29	CNY	225,500	33,559,082
3.50%, 08/13/26	CNY	8,200	1,213,773
3.65%, 05/21/29	CNY	114,500	17,207,888
3.66%, 03/01/31	CNY	16,500	2,498,030
3.68%, 02/26/26	CNY	63,000	9,345,064
3.70%, 10/20/30	CNY	45,050	6,832,213
3.74%, 09/10/25	CNY	30,000	4,439,811
3.80%, 01/25/36	CNY	90,000	14,009,743
4.15%, 10/26/25	CNY	38,000	5,684,368
4.21%, 04/13/25	CNY	23,000	3,422,977
4.73%, 04/02/25	CNY	37,500	5,630,900
4.88%, 02/09/28	CNY	34,900	5,495,987
5.25%, 06/24/28	CNY	10,000	1,609,725
China Government Bond
1.99%, 09/15/24	CNY	15,000	2,157,162
1.99%, 04/09/25	CNY	347,100	49,695,790
2.18%, 06/25/24	CNY	89,660	12,934,842
2.18%, 08/25/25	CNY	35,000	5,023,224
2.26%, 02/24/25	CNY	49,000	7,056,348
2.29%, 12/25/24	CNY	36,000	5,195,999
2.37%, 01/20/27	CNY	120,000	17,211,397
2.48%, 04/15/27	CNY	107,000	15,406,289
2.50%, 07/25/27	CNY	95,000	13,658,598
2.60%, 09/01/32	CNY	81,960	11,629,514
2.64%, 01/15/28	CNY	15,000	2,167,446
2.68%, 05/21/30	CNY	196,060	28,121,403
2.69%, 08/12/26	CNY	50,000	7,255,853
2.69%, 08/15/32	CNY	9,000	1,286,347
2.70%, 11/03/26	CNY	5,000	726,480
2.74%, 08/04/26	CNY	33,000	4,795,055
2.75%, 06/15/29	CNY	135,000	19,512,276
2.75%, 02/17/32	CNY	59,520	8,555,925

Security		Par (000)	Value

China (continued)
2.79%, 12/15/29	CNY	77,000	$11,132,447
2.80%, 03/24/29	CNY	90,000	13,055,859
2.80%, 11/15/32	CNY	65,320	9,425,777
2.85%, 06/04/27	CNY	86,000	12,545,111
2.90%, 05/05/26	CNY	113,000	16,526,099
3.02%, 05/27/31	CNY	20,000	2,940,850
3.12%, 12/05/26	CNY	36,050	5,316,961
3.12%, 10/25/52	CNY	22,100	3,174,040
3.25%, 11/22/28	CNY	46,000	6,870,653
3.39%, 03/16/50	CNY	123,800	18,539,087
3.40%, 07/15/72	CNY	50,300	7,575,783
3.52%, 04/25/46	CNY	8,000	1,219,676
3.53%, 10/18/51	CNY	5,000	770,352
3.54%, 08/16/28	CNY	4,000	606,368
3.72%, 04/12/51	CNY	94,890	15,080,199
3.73%, 05/25/70	CNY	11,520	1,858,278
3.74%, 09/22/35	CNY	18,250	2,877,743
3.81%, 09/14/50	CNY	69,500	11,203,542
3.86%, 07/22/49	CNY	14,000	2,266,993
3.97%, 07/23/48	CNY	30,600	5,029,774
4.00%, 06/24/69	CNY	26,000	4,412,705
4.05%, 07/24/47	CNY	18,400	3,060,266
4.08%, 10/22/48	CNY	42,800	7,172,253
4.22%, 03/19/48	CNY	4,000	684,472
4.50%, 06/23/41	CNY	10,850	1,902,501
China Government International Bond
0.13%, 11/12/26 (Call 08/12/26)(a)	EUR	800	786,325
0.50%, 11/12/31 (Call 08/12/31)(a)	EUR	300	258,592
0.63%, 11/17/33(a)	EUR	400	330,940
1.00%, 11/12/39 (Call 08/12/39)(a)	EUR	200	150,416
Export-Import Bank of China (The)
0.75%, 05/28/23(a)	EUR	100	109,954
2.74%, 09/05/29	CNY	2,000	285,748
2.82%, 06/17/27	CNY	29,650	4,285,046
2.90%, 08/19/32	CNY	30,000	4,296,441
2.93%, 03/02/25	CNY	68,100	9,892,989
3.18%, 03/11/32	CNY	56,250	8,239,640
3.22%, 05/14/26	CNY	39,000	5,720,698
3.23%, 03/23/30	CNY	21,500	3,158,497
3.26%, 02/24/27	CNY	15,000	2,204,166
3.28%, 02/11/24	CNY	20,000	2,905,112
3.33%, 02/22/26	CNY	30,000	4,407,335
3.38%, 07/16/31	CNY	22,000	3,268,722
3.43%, 10/23/25	CNY	28,000	4,116,059
3.74%, 11/16/30	CNY	26,000	3,945,521
3.86%, 05/20/29	CNY	84,200	12,791,030
3.87%, 09/14/25	CNY	11,000	1,632,900
3.88%, 01/12/36	CNY	2,700	422,518
4.11%, 03/20/27	CNY	7,000	1,059,811
4.89%, 03/26/28	CNY	21,800	3,438,372
Italy Buoni Poliennali Del Tesoro, 1.75%, 07/01/24(a)	EUR	4,416	4,778,891

			771,354,978

Colombia — 0.2%
Colombian TES
Series B, 5.75%, 11/03/27	COP	5,148,700	885,888
Series B, 6.00%, 04/28/28	COP	3,890,900	663,921
Series B, 6.25%, 11/26/25	COP	6,268,700	1,191,066
Series B, 6.25%, 07/09/36	COP	3,000,000	402,586
Series B, 7.00%, 03/26/31	COP	5,000,000	813,346

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Series B, 7.00%, 06/30/32	COP	8,989,600	$1,408,103
Series B, 7.25%, 10/18/34	COP	4,501,400	683,489
Series B, 7.75%, 09/18/30	COP	2,864,600	494,744

			6,543,143

Croatia — 0.1%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR	150	142,894
1.13%, 03/04/33(a)	EUR	200	172,293
1.50%, 06/17/31(a)	EUR	790	734,259
1.75%, 03/04/41(a)	EUR	180	136,360
2.70%, 06/15/28(a)	EUR	300	318,587
2.75%, 01/27/30(a)	EUR	250	259,468
2.88%, 04/22/32(a)	EUR	100	102,888
3.00%, 03/20/27(a)	EUR	200	217,224

			2,083,973

Cyprus — 0.0%
Cyprus Government International Bond
0.95%, 01/20/32(a)	EUR	590	511,294
1.25%, 01/21/40(a)	EUR	472	329,570
2.38%, 09/25/28(a)	EUR	400	412,759
4.25%, 11/04/25(a)	EUR	300	337,833

			1,591,456

Czech Republic — 0.3%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	19,280	672,349
0.95%, 05/15/30(a)	CZK	16,960	623,397
1.00%, 06/26/26(a)	CZK	39,570	1,639,797
1.20%, 03/13/31	CZK	27,110	994,067
1.25%, 02/14/25	CZK	37,500	1,632,796
1.50%, 04/24/40	CZK	9,290	277,427
1.75%, 06/23/32	CZK	31,000	1,155,709
2.00%, 10/13/33	CZK	34,920	1,294,066
2.50%, 08/25/28(a)	CZK	34,610	1,454,788
2.75%, 07/23/29	CZK	31,910	1,344,331
4.20%, 12/04/36(a)	CZK	15,940	718,390
5.70%, 05/25/24(a)	CZK	11,440	536,262

			12,343,379

Denmark — 0.3%
Denmark Government Bond
0.00%, 11/15/24(c)	DKK	6,400	905,527
0.00%, 11/15/31(c)	DKK	13,262	1,586,158
0.25%, 11/15/52	DKK	9,395	733,281
0.50%, 11/15/27	DKK	20,594	2,779,589
0.50%, 11/15/29	DKK	10,828	1,407,520
1.75%, 11/15/25	DKK	12,500	1,804,051
4.50%, 11/15/39	DKK	14,399	2,636,842
7.00%, 11/10/24	DKK	2,000	313,797
Kommunekredit
0.00%, 05/04/34(a)(c)	EUR	300	235,283
0.50%, 01/24/25(a)	EUR	300	314,904
0.63%, 05/11/26(a)	EUR	400	409,175
0.75%, 05/18/27(a)	EUR	120	120,833
0.88%, 11/03/36(a)	EUR	500	410,171

			13,657,131

Finland — 0.5%
Finland Government Bond
0.00%, 09/15/24(c)(e)	EUR	1,000	1,060,491
0.13%, 09/15/31(e)	EUR	1,152	1,015,029
0.13%, 04/15/36(e)	EUR	738	558,101

Security		Par (000)	Value

Finland (continued)
0.13%, 04/15/52(e)	EUR	872	$445,146
0.25%, 09/15/40(e)	EUR	783	534,747
0.50%, 04/15/26(e)	EUR	1,445	1,499,036
0.50%, 09/15/27(e)	EUR	3,006	3,026,427
0.50%, 09/15/28(e)	EUR	506	497,016
0.50%, 09/15/29(e)	EUR	1,083	1,037,983
0.50%, 04/15/43(e)	EUR	810	551,000
0.75%, 04/15/31(e)	EUR	1,390	1,306,659
1.13%, 04/15/34(e)	EUR	896	816,045
1.38%, 04/15/47(e)	EUR	707	569,403
2.63%, 07/04/42(e)	EUR	733	756,808
2.75%, 07/04/28(e)	EUR	1,570	1,737,492
4.00%, 07/04/25(e)	EUR	3,000	3,395,088
Finnvera OYJ
0.38%, 04/09/29(a)	EUR	300	283,748
0.50%, 04/13/26(a)	EUR	200	204,063
0.75%, 08/07/28(a)	EUR	200	196,606
1.13%, 05/17/32(a)	EUR	100	93,786

			19,584,674

France — 6.8%
Action Logement Services
0.50%, 10/30/34(a)	EUR	200	159,996
0.75%, 07/19/41(a)	EUR	300	203,479
3.13%, 09/28/37(a)	EUR	200	207,867
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(c)	EUR	200	207,589
0.25%, 07/21/26(a)	EUR	700	704,749
0.25%, 06/29/29(a)	EUR	1,100	1,020,047
0.38%, 04/30/24(a)	EUR	300	320,898
0.50%, 05/25/30(a)	EUR	400	368,356
1.00%, 01/31/28(a)	EUR	200	200,636
1.38%, 07/05/32(a)	EUR	1,200	1,134,834
1.50%, 10/31/34(a)	EUR	300	275,795
1.63%, 05/25/32(a)	EUR	500	484,302
Agence France Locale
0.00%, 09/20/27(a)(c)	EUR	300	288,938
0.20%, 03/20/29(a)	EUR	500	465,206
0.50%, 06/20/24(a)	EUR	100	106,569
Bpifrance SACA
0.05%, 09/26/29(a)	EUR	300	273,636
0.13%, 11/25/28(a)	EUR	1,200	1,129,069
0.25%, 03/29/30(a)	EUR	200	181,992
0.63%, 05/25/26(a)	EUR	600	614,834
0.75%, 11/25/24(a)	EUR	100	106,037
0.88%, 09/26/28(a)	EUR	500	492,076
1.00%, 05/25/27(a)	EUR	1,000	1,017,385
1.88%, 05/25/30(a)	EUR	300	306,210
2.50%, 05/25/24(a)	EUR	100	109,166
Caisse d’Amortissement de la Dette Sociale
0.00%, 02/25/28(a)(c)	EUR	1,800	1,723,414
0.00%, 05/25/29(a)(c)	EUR	1,400	1,293,891
0.00%, 05/25/31(a)(c)	EUR	1,000	868,926
0.13%, 09/15/31(a)	EUR	1,000	870,964
0.45%, 01/19/32(a)	EUR	800	708,786
0.60%, 11/25/29(a)	EUR	400	378,684
1.38%, 11/25/24(a)	EUR	1,250	1,339,057
2.75%, 11/25/32(a)	EUR	1,700	1,824,752
2.88%, 05/25/27(a)	EUR	800	877,368
3.13%, 03/01/30	EUR	500	556,173
4.00%, 12/15/25(a)	EUR	540	608,563

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Caisse de Refinancement de l’Habitat SA, 2.38%, 03/05/24(a)	CHF	150	$168,557
Caisse des Depots et Consignations
0.00%, 06/19/24(a)(c)	EUR	300	318,098
3.13%, 05/25/33(a)	EUR	500	554,487
Caisse Francaise de Financement Local
0.00%, 05/07/25(a)(c)	EUR	400	411,908
0.00%, 06/24/30(a)(c)	EUR	500	439,576
0.00%, 03/18/31(a)(c)	EUR	400	343,176
0.10%, 11/13/29(a)	EUR	200	180,496
0.38%, 05/11/24(a)	EUR	300	319,754
0.38%, 01/20/32(a)	EUR	300	259,283
0.38%, 02/13/40(a)	EUR	100	68,086
0.50%, 01/19/26(a)	EUR	100	102,233
0.50%, 02/19/27(a)	EUR	800	796,207
0.63%, 04/13/26(a)	EUR	300	305,827
0.63%, 01/20/42(a)	EUR	500	343,137
0.75%, 01/11/27(a)	EUR	100	100,717
0.75%, 09/27/27(a)	EUR	200	198,503
1.13%, 12/01/31(a)	EUR	300	278,796
1.25%, 05/11/32(a)	EUR	200	186,036
1.45%, 01/16/34(a)	EUR	400	366,739
1.50%, 06/28/38(a)	EUR	200	171,550
5.38%, 07/08/24(a)	EUR	300	337,013
French Republic Government Bond OAT
0.00%, 02/25/25(a)(c)	EUR	7,020	7,349,425
0.00%, 03/25/25(a)(c)	EUR	5,435	5,679,805
0.00%, 02/25/26(a)(c)	EUR	20,904	21,371,754
0.00%, 02/25/27(a)(c)	EUR	5,500	5,485,012
0.00%, 11/25/29(a)(c)	EUR	2,096	1,942,521
0.00%, 11/25/30(a)(c)	EUR	6,540	5,892,120
0.00%, 11/25/31(a)(c)	EUR	5,110	4,464,704
0.00%, 05/25/32(a)(c)	EUR	8,840	7,593,538
0.25%, 11/25/26(a)	EUR	4,514	4,568,749
0.50%, 05/25/25(a)	EUR	5,342	5,618,288
0.50%, 05/25/26(a)	EUR	6,697	6,910,907
0.50%, 05/25/29(a)	EUR	9,279	9,013,540
0.50%, 05/25/40(e)	EUR	4,490	3,207,832
0.50%, 06/25/44(e)	EUR	3,601	2,344,975
0.50%, 05/25/72(e)	EUR	1,290	550,372
0.75%, 02/25/28(a)	EUR	12,453	12,560,676
0.75%, 05/25/28(a)	EUR	8,349	8,387,335
0.75%, 11/25/28(a)	EUR	11,669	11,624,858
0.75%, 05/25/52(a)	EUR	4,640	2,754,531
0.75%, 05/25/53(e)	EUR	5,978	3,452,463
1.00%, 11/25/25(a)	EUR	11,150	11,768,819
1.00%, 05/25/27(a)	EUR	6,641	6,858,095
1.25%, 05/25/34(a)	EUR	6,700	6,203,268
1.25%, 05/25/36(e)	EUR	8,140	7,227,868
1.25%, 05/25/38(a)	EUR	2,880	2,453,095
1.50%, 05/25/31(a)	EUR	10,420	10,507,227
1.50%, 05/25/50(e)	EUR	6,668	5,060,792
1.75%, 11/25/24(a)	EUR	5,165	5,592,344
1.75%, 06/25/39(e)	EUR	4,673	4,259,866
1.75%, 05/25/66(e)	EUR	2,605	1,942,290
2.00%, 11/25/32(a)	EUR	8,350	8,573,646
2.00%, 05/25/48(e)	EUR	4,045	3,510,347
2.25%, 05/25/24(a)	EUR	4,714	5,151,505
2.50%, 05/25/30(a)	EUR	4,927	5,372,493
2.50%, 05/25/43(e)	EUR	1,520	1,487,921

Security		Par (000)	Value

France (continued)
2.75%, 10/25/27(a)	EUR	5,025	$5,564,292
3.00%, 05/25/54	EUR	990	1,021,436
3.25%, 05/25/45(a)	EUR	3,460	3,812,842
3.50%, 04/25/26(a)	EUR	1,701	1,917,442
4.00%, 10/25/38(a)	EUR	3,775	4,579,635
4.00%, 04/25/55(e)	EUR	2,701	3,382,310
4.00%, 04/25/60(a)	EUR	2,929	3,698,031
4.50%, 04/25/41(a)	EUR	4,343	5,621,590
4.75%, 04/25/35(a)	EUR	2,229	2,878,886
5.50%, 04/25/29(a)	EUR	2,118	2,693,824
5.75%, 10/25/32(a)	EUR	2,318	3,171,787
6.00%, 10/25/25(a)	EUR	504	597,854
Gestion Securite de Stocks Securite SA, 0.63%, 10/20/28(a)	EUR	200	193,273
Ile de France, 0.00%, 04/20/28(a)(c)	EUR	300	284,667
Regie Autonome des Transports Parisiens, 1.88%, 05/25/32(a)	EUR	100	98,261
Region of Ile de France
0.50%, 06/14/25(a)	EUR	200	208,277
2.90%, 04/30/31(a)	EUR	600	650,013
SFIL SA
0.00%, 05/24/24(a)(c)	EUR	400	424,955
0.25%, 12/01/31(a)	EUR	300	259,676
1.50%, 03/05/32(a)	EUR	200	192,923
SNCF Reseau
2.63%, 12/29/25(a)	EUR	300	326,646
5.00%, 03/11/52(a)	GBP	200	249,641
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(c)	EUR	500	436,595
0.30%, 11/25/31(a)	EUR	400	346,103
0.70%, 10/15/60(a)	EUR	400	171,081
1.00%, 11/26/51(a)	EUR	200	114,878
1.00%, 02/18/70(a)	EUR	400	180,108
1.13%, 05/25/34(a)	EUR	600	524,569
1.63%, 04/08/42(a)	EUR	600	476,510
1.70%, 05/25/50(a)	EUR	300	219,208
3.70%, 05/25/53	EUR	200	218,207
Societe Nationale SNCF SA
0.63%, 04/17/30(a)	EUR	400	370,556
0.88%, 02/28/51(a)	EUR	300	160,128
1.00%, 05/25/40(a)	EUR	100	72,172
1.00%, 01/19/61(a)	EUR	400	183,352
Unedic Asseo
0.00%, 05/25/31(a)(c)	EUR	1,200	1,050,142
0.10%, 11/25/26(a)	EUR	600	596,653
0.13%, 11/25/24	EUR	200	209,764
0.25%, 11/25/29(a)	EUR	1,400	1,298,781
0.25%, 07/16/35(a)	EUR	1,100	852,972
0.50%, 03/20/29(a)	EUR	500	480,159
0.63%, 02/17/25(a)	EUR	700	737,762
0.63%, 03/03/26(a)	EUR	600	617,763
0.88%, 05/25/28(a)	EUR	100	99,698
1.25%, 10/21/27(a)	EUR	300	307,295
1.25%, 05/25/33(a)	EUR	200	186,239
1.50%, 04/20/32(a)	EUR	300	293,060
1.75%, 11/25/32(a)	EUR	500	494,109
Ville de Paris, 1.38%, 11/20/34(a)	EUR	100	89,259

			297,038,788

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany — 5.7%
Bundesobligation
0.00%, 10/18/24(a)(c)	EUR	5,380	$5,694,830
0.00%, 04/11/25(a)(c)	EUR	4,410	4,616,461
0.00%, 10/10/25(a)(c)	EUR	4,302	4,454,863
0.00%, 04/10/26(a)(c)	EUR	2,904	2,978,549
0.00%, 10/09/26(a)(c)	EUR	1,806	1,833,874
0.00%, 04/16/27(a)(c)	EUR	1,500	1,507,797
1.30%, 10/15/27(a)	EUR	1,000	1,058,023
2.20%, 04/13/28(a)	EUR	2,440	2,675,651
Series G, 0.00%, 10/10/25(a)(c)	EUR	6,012	6,238,940
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	6,365	6,487,086
0.00%, 11/15/27(a)(c)	EUR	1,780	1,769,540
0.00%, 11/15/28(a)(c)	EUR	2,244	2,183,511
0.00%, 08/15/29(a)(c)	EUR	2,700	2,586,847
0.00%, 02/15/30(a)(c)	EUR	5,150	4,883,041
0.00%, 08/15/30(a)(c)	EUR	1,760	1,651,003
0.00%, 02/15/31(a)(c)	EUR	3,180	2,949,949
0.00%, 08/15/31(a)(c)	EUR	3,191	2,927,453
0.00%, 02/15/32(a)(c)	EUR	4,910	4,448,537
0.00%, 05/15/35(a)(c)	EUR	3,700	3,066,825
0.00%, 05/15/36(a)(c)	EUR	4,460	3,596,512
0.00%, 08/15/50(a)(c)	EUR	4,690	2,761,061
0.00%, 08/15/52(a)(c)	EUR	3,920	2,194,453
0.25%, 02/15/27(a)	EUR	8,896	9,065,260
0.25%, 08/15/28(a)	EUR	3,068	3,042,399
0.25%, 02/15/29(a)	EUR	5,881	5,778,657
0.50%, 02/15/25(a)	EUR	9,379	9,943,865
0.50%, 02/15/26(a)	EUR	5,560	5,800,817
0.50%, 08/15/27(a)	EUR	10,574	10,801,635
0.50%, 02/15/28(a)	EUR	8,791	8,914,381
1.00%, 08/15/24(a)	EUR	4,760	5,125,669
1.00%, 08/15/25(a)	EUR	4,113	4,372,994
1.00%, 05/15/38(a)	EUR	4,392	3,955,313
1.25%, 08/15/48(a)	EUR	4,663	4,070,144
1.70%, 08/15/32(a)	EUR	2,490	2,612,719
1.80%, 08/15/53(a)	EUR	1,550	1,485,059
2.10%, 11/15/29(a)	EUR	4,120	4,488,394
2.30%, 02/15/33(a)	EUR	4,790	5,273,142
2.50%, 07/04/44(a)	EUR	3,687	4,107,722
2.50%, 08/15/46(a)	EUR	4,963	5,575,044
3.25%, 07/04/42(a)	EUR	3,467	4,272,993
4.00%, 01/04/37(a)	EUR	2,928	3,809,304
4.25%, 07/04/39(a)	EUR	2,436	3,315,104
4.75%, 07/04/28(a)	EUR	381	469,917
4.75%, 07/04/34(a)	EUR	2,661	3,616,581
4.75%, 07/04/40(a)	EUR	2,560	3,714,656
5.50%, 01/04/31(a)	EUR	1,905	2,573,165
5.63%, 01/04/28(a)	EUR	1,126	1,420,995
6.25%, 01/04/30(a)	EUR	946	1,298,609
6.50%, 07/04/27(a)	EUR	1,022	1,310,188
Series G, 0.00%, 08/15/30(a)(c)	EUR	1,710	1,607,284
Series G, 0.00%, 08/15/31(a)(c)	EUR	2,500	2,295,644
Series G, 0.00%, 08/15/50(a)(c)	EUR	1,270	750,436
Bundesschatzanweisungen
0.40%, 09/13/24(a)	EUR	3,070	3,275,226
2.20%, 12/12/24(a)	EUR	7,000	7,643,806
Free and Hanseatic City of Hamburg
0.00%, 04/07/26(a)(c)	EUR	300	302,617
0.00%, 09/29/31(c)	EUR	300	258,830

Security		Par (000)	Value

Germany (continued)
0.25%, 02/18/41(a)	EUR	200	$132,457
0.40%, 11/23/51	EUR	200	106,397
0.50%, 04/27/26(a)	EUR	400	408,690
1.45%, 11/05/38(a)	EUR	100	86,570
Free State of Bavaria, 0.00%, 05/07/27(a)(c)	EUR	700	686,523
Free State of Saxony, 0.00%, 11/05/29(a)(c)	EUR	200	182,688
Gemeinsame Deutsche Bundeslaender
0.00%, 08/26/30(a)(c)	EUR	500	445,686
0.63%, 10/25/27(a)	EUR	100	99,543
0.63%, 02/13/29(a)	EUR	300	290,455
1.13%, 09/30/24(a)	EUR	400	427,335
1.25%, 05/04/29(a)	EUR	200	200,154
Kommunekredit, 2.88%, 01/19/35(a)	EUR	300	319,185
Land Baden-Wuerttemberg
0.00%, 07/09/32(a)(c)	EUR	200	168,681
0.63%, 01/16/25(a)	EUR	750	790,426
0.63%, 01/27/26(a)	EUR	100	103,178
0.80%, 04/05/28(a)	EUR	300	298,452
Land Berlin
0.00%, 05/18/27(a)(c)	EUR	500	489,618
0.00%, 07/02/30(a)(c)	EUR	300	268,162
0.05%, 08/06/40(a)	EUR	300	191,903
0.10%, 01/18/30(a)	EUR	300	274,049
0.10%, 01/18/41(a)	EUR	680	435,114
0.25%, 04/22/25(a)	EUR	300	311,853
0.63%, 03/20/26(a)	EUR	100	102,827
0.63%, 02/08/27(a)	EUR	350	353,458
0.63%, 02/05/29(a)	EUR	500	484,456
0.63%, 01/26/52(a)	EUR	200	116,037
0.75%, 04/03/34(a)	EUR	475	411,091
1.00%, 05/19/32(a)	EUR	300	279,375
1.38%, 06/05/37(a)	EUR	620	543,537
1.63%, 06/03/24(a)	EUR	75	81,062
Land Nordrhein Westfalen
0.50%, 01/15/52(a)	EUR	380	210,328
1.00%, 10/16/46(a)	EUR	420	296,663
Land Thueringen
0.20%, 10/26/26(a)	EUR	60	60,051
0.38%, 12/01/51(a)	EUR	150	79,249
0.50%, 03/02/27(a)	EUR	100	100,370
0.50%, 03/02/29	EUR	500	480,010
Lower Saxony, 0.50%, 06/13/25(a)	EUR	150	156,459
State of Brandenburg
0.00%, 06/26/28(a)(c)	EUR	500	475,002
0.25%, 10/19/26(a)	EUR	500	501,657
0.60%, 10/13/51(a)	EUR	200	114,882
1.13%, 07/04/33(a)	EUR	100	92,280
2.50%, 01/25/29	EUR	400	430,521
State of Bremen
0.00%, 10/06/28(a)(c)	EUR	800	753,233
0.15%, 09/14/40(a)	EUR	300	195,159
0.55%, 02/04/50(a)	EUR	300	172,720
1.20%, 01/30/34(a)	EUR	200	182,686
State of Hesse
0.00%, 03/11/30(a)(c)	EUR	400	361,525
0.25%, 06/10/25(a)	EUR	800	829,458
0.38%, 07/06/26(a)	EUR	625	634,109
0.63%, 08/02/28(a)	EUR	600	587,740
0.75%, 08/04/36(a)	EUR	200	163,434
0.88%, 12/10/24(a)	EUR	200	212,142

114	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
2.63%, 09/10/27	EUR	500	$543,887
2.88%, 01/10/33	EUR	500	547,749
State of Lower Saxony
0.00%, 08/02/24(a)(c)	EUR	280	295,966
0.00%, 09/15/25(a)(c)	EUR	200	204,863
0.00%, 07/10/26(a)(c)	EUR	400	400,391
0.00%, 02/11/27(a)(c)	EUR	400	394,317
0.00%, 11/25/27(a)(c)	EUR	500	482,693
0.00%, 05/26/28(a)(c)	EUR	680	647,006
0.00%, 08/13/30(a)(c)	EUR	400	357,196
0.13%, 01/09/32(a)	EUR	700	605,525
0.25%, 04/15/36(a)	EUR	100	76,570
0.38%, 01/09/26(a)	EUR	400	410,171
0.50%, 06/08/26(a)	EUR	450	459,236
0.75%, 02/15/28(a)	EUR	720	716,546
State of North Rhine-Westphalia Germany
0.00%, 01/15/29(a)(c)	EUR	600	560,931
0.00%, 10/12/35(a)(c)	EUR	375	281,113
0.13%, 06/04/31(a)	EUR	525	462,133
0.20%, 03/31/27(a)	EUR	400	395,869
0.20%, 04/09/30(a)	EUR	1,150	1,052,930
0.20%, 01/27/51(a)	EUR	250	125,278
0.25%, 03/13/26(a)	EUR	820	834,743
0.38%, 09/02/50(a)	EUR	100	54,018
0.50%, 03/11/25(a)	EUR	300	314,587
0.50%, 04/16/26(a)	EUR	65	66,588
0.50%, 02/16/27(a)	EUR	500	502,329
0.63%, 07/21/31(a)	EUR	160	146,636
0.75%, 08/16/41(a)	EUR	75	54,050
0.80%, 07/30/49(a)	EUR	430	273,326
0.95%, 01/10/2121(a)	EUR	340	145,996
1.00%, 01/16/25(a)	EUR	700	742,243
1.10%, 03/13/34(a)	EUR	780	706,030
1.25%, 05/12/36(a)	EUR	650	571,233
1.38%, 01/15/2120(a)	EUR	435	236,361
1.45%, 02/16/43(a)	EUR	250	202,645
1.45%, 01/19/2122(a)	EUR	200	111,475
1.50%, 06/12/40(a)	EUR	300	255,560
1.55%, 06/16/48(a)	EUR	650	516,348
1.63%, 10/24/30(a)	EUR	320	321,455
1.65%, 02/22/38(a)	EUR	530	477,881
1.65%, 05/16/47(a)	EUR	420	343,845
1.75%, 10/26/57(a)	EUR	480	369,572
1.75%, 07/11/68(a)	EUR	400	282,999
1.95%, 09/26/78(a)	EUR	565	426,289
2.15%, 03/21/2119(a)	EUR	695	539,031
2.90%, 01/15/53	EUR	300	315,615
State of Rhineland-Palatinate
0.00%, 01/21/31(a)(c)	EUR	800	705,269
0.05%, 01/23/30(a)	EUR	425	386,967
0.38%, 01/26/27(a)	EUR	300	300,250
0.38%, 03/10/51(a)	EUR	200	107,374
0.75%, 01/19/26(a)	EUR	500	517,508
State of Saxony-Anhalt
0.00%, 04/01/25(a)(c)	EUR	300	310,941
0.00%, 03/10/31(a)(c)	EUR	300	263,256
0.50%, 06/25/27(a)	EUR	450	448,491
0.75%, 01/29/29(a)	EUR	200	195,398
State of Schleswig-Holstein Germany 0.05%, 07/08/31(a)	EUR	500	436,281

Security		Par (000)	Value

Germany (continued)
0.13%, 06/12/29(a)	EUR	550	$512,405
0.20%, 08/15/39(a)	EUR	250	171,593
0.38%, 10/30/24(a)	EUR	300	316,508
0.38%, 02/08/27(a)	EUR	200	200,052

			247,795,533

Hungary — 0.2%
Hungary Government Bond
2.25%, 04/20/33	HUF	150,000	281,576
2.25%, 06/22/34	HUF	150,000	269,073
2.50%, 10/24/24	HUF	404,520	1,039,141
2.75%, 12/22/26	HUF	245,950	577,041
3.00%, 10/27/27	HUF	371,660	858,233
3.00%, 08/21/30	HUF	150,000	326,689
3.00%, 10/27/38	HUF	40,000	69,633
3.25%, 10/22/31	HUF	255,650	545,996
4.75%, 11/24/32	HUF	296,940	701,794
5.50%, 06/24/25	HUF	190,370	501,010
6.75%, 10/22/28	HUF	219,890	595,808
Hungary Government International Bond
1.25%, 10/22/25(a)	EUR	310	319,058
1.63%, 04/28/32(a)	EUR	623	515,398
4.25%, 06/16/31(a)	EUR	400	408,549

			7,008,999

Indonesia — 1.0%
Indonesia Government International Bond
0.90%, 02/14/27	EUR	100	98,320
1.40%, 10/30/31	EUR	300	262,083
1.75%, 04/24/25	EUR	200	211,565
2.63%, 06/14/23(a)	EUR	250	275,191
3.38%, 07/30/25(a)	EUR	400	436,573
3.75%, 06/14/28(a)	EUR	300	327,635
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	15,000,000	1,022,086
6.25%, 06/15/36	IDR	17,555,000	1,138,825
6.38%, 08/15/28	IDR	36,232,000	2,484,621
6.38%, 04/15/32	IDR	43,000,000	2,901,841
6.38%, 07/15/37	IDR	20,485,000	1,331,316
6.50%, 06/15/25	IDR	22,543,000	1,546,216
6.50%, 02/15/31	IDR	24,342,000	1,656,301
6.88%, 08/15/51	IDR	15,000,000	1,013,221
7.00%, 05/15/27	IDR	25,000,000	1,750,170
7.00%, 09/15/30	IDR	20,048,000	1,406,080
7.00%, 02/15/33	IDR	26,000,000	1,834,356
7.13%, 06/15/42	IDR	21,144,000	1,475,266
7.25%, 02/15/26	IDR	36,000,000	2,515,018
7.38%, 05/15/48	IDR	9,808,000	688,512
7.50%, 08/15/32	IDR	41,912,000	3,020,378
7.50%, 06/15/35	IDR	28,000,000	2,016,286
7.50%, 04/15/40	IDR	10,210,000	733,714
8.13%, 05/15/24	IDR	18,000,000	1,252,896
8.25%, 05/15/29	IDR	58,031,000	4,321,668
8.25%, 05/15/36	IDR	18,000,000	1,362,135
8.38%, 03/15/24	IDR	15,790,000	1,097,410
8.38%, 09/15/26	IDR	9,000,000	653,012
8.38%, 04/15/39	IDR	19,760,000	1,530,262
8.75%, 02/15/44	IDR	12,320,000	984,853
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	7,600,000	584,418

			41,932,228

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland — 0.4%
Ireland Government Bond
0.00%, 10/18/31(a)(c)	EUR	1,090	$960,004
0.20%, 05/15/27(a)	EUR	2,050	2,054,488
0.20%, 10/18/30(a)	EUR	1,010	936,154
0.35%, 10/18/32(a)	EUR	830	737,607
0.40%, 05/15/35(a)	EUR	1,105	909,608
0.55%, 04/22/41(a)	EUR	898	639,271
0.90%, 05/15/28(a)	EUR	520	528,393
1.00%, 05/15/26(a)	EUR	2,978	3,129,430
1.10%, 05/15/29(a)	EUR	2,061	2,094,014
1.30%, 05/15/33(a)	EUR	1,006	969,394
1.35%, 03/18/31(a)	EUR	492	494,031
1.50%, 05/15/50(a)	EUR	1,110	849,804
1.70%, 05/15/37(a)	EUR	667	624,869
2.00%, 02/18/45(a)	EUR	1,561	1,395,524
2.40%, 05/15/30(a)	EUR	517	564,869
3.00%, 10/18/43(a)	EUR	500	538,653
5.40%, 03/13/25	EUR	600	692,968

			18,119,081

Isle Of Man — 0.0%
Isle of Man Government International Bond, 1.63%, 09/14/51(Call 03/14/51)(a)	GBP	150	95,955

Israel — 0.2%
Israel Government Bond - Fixed
0.50%, 04/30/25	ILS	5,000	1,273,786
0.50%, 02/27/26	ILS	2,650	661,135
1.00%, 03/31/30	ILS	2,730	622,978
1.30%, 04/30/32	ILS	3,120	682,149
1.50%, 11/30/23	ILS	2,760	747,795
1.50%, 05/31/37	ILS	2,700	538,905
1.75%, 08/31/25	ILS	3,049	795,054
2.00%, 03/31/27	ILS	1,550	397,146
2.25%, 09/28/28	ILS	4,628	1,173,761
2.80%, 11/29/52	ILS	830	170,514
3.75%, 03/31/24	ILS	1,377	377,420
3.75%, 03/31/47	ILS	3,961	1,007,174
5.50%, 01/31/42	ILS	2,210	711,007
6.25%, 10/30/26	ILS	650	191,782
Israel Government International Bond
0.63%, 01/18/32(a)	EUR	200	166,546
1.50%, 01/18/27(a)	EUR	100	101,169
1.50%, 01/16/29(a)	EUR	500	487,067
2.50%, 01/16/49(a)	EUR	200	169,333

			10,274,721

Italy — 5.1%
Cassa Depositi e Prestiti SpA
1.00%, 09/21/28(a)	EUR	300	282,575
1.00%, 02/11/30(a)	EUR	100	89,579
1.50%, 06/21/24(a)	EUR	400	430,169
2.13%, 03/21/26(a)	EUR	100	105,265
Italy Buoni Poliennali Del Tesoro
0.00%, 08/15/24(a)(c)	EUR	7,360	7,776,180
0.00%, 12/15/24(a)(c)	EUR	2,000	2,090,415
0.00%, 04/01/26(a)(c)	EUR	3,970	3,963,600
0.25%, 03/15/28(a)	EUR	3,825	3,594,861
0.35%, 02/01/25(a)	EUR	5,243	5,489,152
0.45%, 02/15/29(a)	EUR	1,760	1,613,438
0.50%, 02/01/26(a)	EUR	6,475	6,595,343
0.50%, 07/15/28(a)	EUR	3,560	3,349,100

Security		Par (000)	Value

Italy (continued)
0.60%, 08/01/31(e)	EUR	5,553	$4,693,956
0.85%, 01/15/27(a)	EUR	4,345	4,360,642
0.90%, 04/01/31(a)	EUR	4,740	4,160,544
0.95%, 08/01/30(a)	EUR	2,711	2,439,928
0.95%, 12/01/31(e)	EUR	6,084	5,245,180
0.95%, 06/01/32(a)	EUR	2,010	1,704,548
0.95%, 03/01/37(e)	EUR	2,128	1,540,961
1.20%, 08/15/25(a)	EUR	7,662	8,044,347
1.25%, 12/01/26(a)	EUR	2,437	2,490,645
1.35%, 04/01/30(a)	EUR	2,829	2,652,272
1.45%, 11/15/24(a)	EUR	2,003	2,147,404
1.45%, 03/01/36(e)	EUR	4,700	3,745,352
1.50%, 06/01/25(a)	EUR	1,027	1,090,267
1.50%, 04/30/45(e)	EUR	1,700	1,122,421
1.60%, 06/01/26(a)	EUR	2,320	2,421,533
1.65%, 12/01/30(e)	EUR	3,952	3,718,705
1.65%, 03/01/32(e)	EUR	4,013	3,660,957
1.70%, 09/01/51(e)	EUR	1,680	1,068,194
1.80%, 03/01/41(e)	EUR	4,020	3,023,096
1.85%, 07/01/25(e)	EUR	831	888,218
2.00%, 12/01/25(a)	EUR	2,289	2,436,897
2.00%, 02/01/28(a)	EUR	3,212	3,301,428
2.05%, 08/01/27(a)	EUR	4,559	4,740,285
2.10%, 07/15/26(a)	EUR	6,288	6,652,570
2.15%, 09/01/52(e)	EUR	2,692	1,875,186
2.15%, 03/01/72(e)	EUR	1,415	891,233
2.20%, 06/01/27(a)	EUR	1,145	1,201,103
2.25%, 09/01/36(e)	EUR	3,180	2,783,682
2.45%, 09/01/33(e)	EUR	2,170	2,049,289
2.45%, 09/01/50(e)	EUR	2,773	2,109,138
2.50%, 12/01/24(a)	EUR	819	891,663
2.50%, 11/15/25(a)	EUR	3,106	3,351,554
2.50%, 12/01/32(a)	EUR	3,610	3,490,095
2.65%, 12/01/27(a)	EUR	2,530	2,683,879
2.70%, 03/01/47(e)	EUR	2,380	1,974,655
2.80%, 12/01/28(a)	EUR	3,677	3,880,828
2.80%, 06/15/29(a)	EUR	3,230	3,375,238
2.80%, 03/01/67(e)	EUR	990	749,545
2.95%, 09/01/38(e)	EUR	2,686	2,492,959
3.00%, 08/01/29(a)	EUR	5,099	5,392,442
3.10%, 03/01/40(e)	EUR	1,704	1,585,196
3.25%, 09/01/46(e)	EUR	2,492	2,283,438
3.35%, 03/01/35(e)	EUR	3,349	3,365,263
3.40%, 03/28/25(a)	EUR	2,000	2,203,184
3.40%, 04/01/28(a)	EUR	850	927,689
3.45%, 03/01/48(e)	EUR	2,611	2,452,983
3.50%, 01/15/26(a)	EUR	5,790	6,391,296
3.50%, 03/01/30(e)	EUR	4,350	4,711,781
3.75%, 09/01/24(a)	EUR	1,000	1,107,928
3.85%, 09/01/49(e)	EUR	2,267	2,258,174
4.00%, 10/30/31	EUR	4,400	4,859,368
4.00%, 04/30/35(e)	EUR	4,010	4,289,685
4.00%, 02/01/37(e)	EUR	3,277	3,489,492
4.50%, 03/01/26(e)	EUR	1,541	1,747,815
4.75%, 09/01/28(e)	EUR	3,351	3,892,563
4.75%, 09/01/44(e)	EUR	3,510	4,004,586
5.00%, 03/01/25(e)	EUR	2,317	2,627,782
5.00%, 08/01/34(e)	EUR	1,998	2,345,251
5.00%, 08/01/39(e)	EUR	2,401	2,818,293
5.00%, 09/01/40(e)	EUR	2,467	2,900,493

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
5.25%, 11/01/29(a)	EUR	407	$488,504
5.75%, 02/01/33(a)	EUR	2,015	2,506,486
6.00%, 05/01/31(a)	EUR	2,905	3,665,425
6.50%, 11/01/27(a)	EUR	2,429	3,010,002
Italy Government International Bond, 5.20%, 07/31/34	EUR	637	735,343

			222,590,536

Japan — 10.8%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR	700	724,480
Japan Government Five Year Bond
0.00%, 03/20/26(c)	JPY	245,600	1,805,988
0.00%, 06/20/26(c)	JPY	1,775,000	13,043,244
0.00%, 09/20/26(c)	JPY	291,000	2,138,037
0.00%, 03/20/27(c)	JPY	300,000	2,201,850
0.00%, 06/20/27(c)	JPY	300,000	2,200,176
0.10%, 06/20/24	JPY	828,450	6,094,940
0.10%, 09/20/24	JPY	995,000	7,321,935
0.10%, 12/20/24	JPY	1,500,000	11,039,965
0.10%, 03/20/25	JPY	450,000	3,313,112
0.10%, 06/20/25	JPY	865,200	6,370,900
0.10%, 09/20/25	JPY	228,450	1,682,812
0.10%, 12/20/25	JPY	879,650	6,481,112
0.10%, 03/20/27	JPY	600,000	4,420,698
0.10%, 09/20/27	JPY	1,125,200	8,283,675
0.20%, 12/20/27	JPY	356,300	2,631,617
0.30%, 12/20/27	JPY	455,350	3,379,272
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	428,150	2,408,350
0.50%, 03/20/59	JPY	192,750	1,092,342
0.50%, 03/20/60	JPY	253,100	1,424,694
0.70%, 03/20/61	JPY	241,650	1,452,507
0.80%, 03/20/58	JPY	215,600	1,366,915
0.90%, 03/20/57	JPY	170,550	1,122,279
1.00%, 03/20/62	JPY	237,350	1,563,780
1.40%, 03/20/55	JPY	175,150	1,332,552
1.70%, 03/20/54	JPY	122,200	999,799
1.90%, 03/20/53	JPY	65,250	557,339
2.00%, 03/20/52	JPY	84,500	734,399
2.20%, 03/20/49	JPY	77,000	692,483
2.20%, 03/20/50	JPY	65,950	591,282
2.20%, 03/20/51	JPY	295,250	2,658,691
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	391,700	2,888,796
0.10%, 06/20/26	JPY	1,640,700	12,099,237
0.10%, 09/20/26	JPY	716,100	5,278,048
0.10%, 12/20/26	JPY	418,050	3,080,643
0.10%, 03/20/27	JPY	505,000	3,720,309
0.10%, 06/20/27	JPY	990,700	7,294,146
0.10%, 09/20/27	JPY	1,108,500	8,154,059
0.10%, 12/20/27	JPY	817,750	6,010,398
0.10%, 03/20/28	JPY	976,150	7,166,314
0.10%, 06/20/28	JPY	784,250	5,755,254
0.10%, 09/20/28	JPY	565,250	4,145,665
0.10%, 12/20/28	JPY	649,050	4,757,794
0.10%, 06/20/29	JPY	351,000	2,568,281
0.10%, 09/20/29	JPY	341,600	2,497,470
0.10%, 12/20/29	JPY	1,003,950	7,335,036
0.10%, 03/20/30	JPY	1,188,150	8,674,467
0.10%, 06/20/30	JPY	723,650	5,274,951

Security		Par (000)	Value

Japan (continued)
0.10%, 09/20/30	JPY	297,900	$2,166,539
0.10%, 12/20/30	JPY	373,700	2,712,435
0.10%, 03/20/31	JPY	1,104,650	8,005,824
0.10%, 06/20/31	JPY	435,000	3,145,493
0.10%, 09/20/31	JPY	1,287,500	9,296,327
0.10%, 12/20/31	JPY	1,465,000	10,567,097
0.20%, 03/20/32	JPY	557,600	4,052,724
0.20%, 06/20/32	JPY	497,500	3,611,599
0.20%, 09/20/32	JPY	411,250	2,980,910
0.30%, 12/20/24	JPY	210,000	1,550,712
0.30%, 12/20/25	JPY	328,600	2,434,334
0.40%, 03/20/25	JPY	371,500	2,750,155
0.40%, 06/20/25	JPY	425,000	3,149,483
0.40%, 09/20/25	JPY	356,950	2,649,203
0.50%, 09/20/24	JPY	823,500	6,092,854
0.50%, 12/20/24	JPY	686,250	5,084,128
0.50%, 12/20/32	JPY	412,550	3,072,089
Japan Government Thirty Year Bond
0.40%, 06/20/49	JPY	163,650	984,951
0.40%, 09/20/49	JPY	107,450	644,069
0.40%, 12/20/49	JPY	131,750	788,411
0.40%, 03/20/50	JPY	156,300	930,366
0.50%, 09/20/46	JPY	184,350	1,187,609
0.60%, 12/20/46	JPY	122,000	802,660
0.60%, 06/20/50	JPY	175,100	1,097,792
0.60%, 09/20/50	JPY	146,800	917,951
0.70%, 06/20/48	JPY	375,000	2,481,394
0.70%, 12/20/48	JPY	130,450	855,238
0.70%, 12/20/50	JPY	281,700	1,809,521
0.70%, 03/20/51	JPY	199,750	1,279,854
0.70%, 06/20/51	JPY	231,500	1,482,844
0.70%, 09/20/51	JPY	180,250	1,152,875
0.70%, 12/20/51	JPY	247,700	1,582,429
0.80%, 03/20/46	JPY	180,250	1,248,474
0.80%, 03/20/47	JPY	308,000	2,115,546
0.80%, 06/20/47	JPY	147,000	1,007,125
0.80%, 09/20/47	JPY	160,550	1,097,566
0.80%, 12/20/47	JPY	175,150	1,194,008
0.80%, 03/20/48	JPY	164,650	1,119,069
0.90%, 09/20/48	JPY	206,800	1,429,196
1.00%, 03/20/52	JPY	281,750	1,948,272
1.30%, 06/20/52	JPY	150,350	1,119,848
1.40%, 09/20/45	JPY	148,850	1,162,165
1.40%, 12/20/45	JPY	216,800	1,696,480
1.40%, 09/20/52	JPY	69,900	533,035
1.50%, 12/20/44	JPY	217,150	1,734,220
1.50%, 03/20/45	JPY	192,600	1,537,464
1.60%, 06/20/45	JPY	81,000	658,065
1.60%, 12/20/52	JPY	66,950	534,951
1.70%, 12/20/43	JPY	147,850	1,222,007
1.70%, 03/20/44	JPY	103,800	858,078
1.70%, 06/20/44	JPY	88,500	731,969
1.70%, 09/20/44	JPY	206,850	1,710,838
1.80%, 03/20/43	JPY	99,600	836,254
1.80%, 09/20/43	JPY	189,800	1,594,365
1.90%, 09/20/42	JPY	124,000	1,059,176
1.90%, 06/20/43	JPY	102,200	872,381
2.00%, 09/20/40	JPY	242,600	2,094,894
2.00%, 09/20/41	JPY	488,000	4,221,847
2.00%, 03/20/42	JPY	196,400	1,700,764

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.20%, 09/20/39	JPY	40,000	$354,329
2.20%, 03/20/41	JPY	446,300	3,962,929
2.30%, 03/20/35	JPY	34,550	304,348
2.30%, 06/20/35	JPY	53,250	469,790
2.30%, 12/20/35	JPY	155,000	1,371,445
2.30%, 03/20/39	JPY	191,700	1,719,918
2.30%, 03/20/40	JPY	95,000	853,707
2.40%, 09/20/38	JPY	100,500	911,216
2.50%, 06/20/34	JPY	20,150	179,901
2.50%, 09/20/37	JPY	49,000	447,486
2.50%, 03/20/38	JPY	25,700	235,202
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	261,200	1,811,136
0.30%, 06/20/39	JPY	95,550	645,787
0.30%, 09/20/39	JPY	167,650	1,128,421
0.30%, 12/20/39	JPY	469,850	3,152,025
0.40%, 03/20/36	JPY	259,350	1,851,113
0.40%, 03/20/39	JPY	210,000	1,447,489
0.40%, 03/20/40	JPY	424,600	2,886,358
0.40%, 06/20/40	JPY	304,500	2,061,513
0.40%, 09/20/40	JPY	224,350	1,514,043
0.40%, 06/20/41	JPY	266,000	1,778,976
0.50%, 09/20/36	JPY	151,750	1,092,351
0.50%, 03/20/38	JPY	188,300	1,335,714
0.50%, 06/20/38	JPY	122,050	862,874
0.50%, 12/20/38	JPY	275,000	1,932,034
0.50%, 12/20/40	JPY	325,300	2,227,283
0.50%, 03/20/41	JPY	352,300	2,405,321
0.50%, 09/20/41	JPY	322,450	2,190,989
0.50%, 12/20/41	JPY	79,200	536,784
0.60%, 12/20/36	JPY	260,850	1,898,407
0.60%, 09/20/37	JPY	345,700	2,498,748
0.60%, 12/20/37	JPY	273,300	1,972,025
0.70%, 03/20/37	JPY	249,450	1,836,074
0.70%, 09/20/38	JPY	300,000	2,178,928
0.80%, 03/20/42	JPY	194,200	1,387,630
0.90%, 06/20/42	JPY	255,700	1,855,990
1.00%, 12/20/35	JPY	673,650	5,183,612
1.10%, 09/20/42	JPY	121,700	913,029
1.10%, 03/20/43	JPY	162,000	1,211,281
1.20%, 12/20/34	JPY	360,350	2,842,254
1.20%, 03/20/35	JPY	121,000	954,119
1.20%, 09/20/35	JPY	552,400	4,351,572
1.30%, 06/20/35	JPY	190,450	1,517,366
1.40%, 09/20/34	JPY	442,450	3,564,248
1.40%, 12/20/42	JPY	92,550	729,538
1.50%, 03/20/34	JPY	286,800	2,333,322
1.50%, 06/20/34	JPY	759,500	6,176,899
1.60%, 06/20/30	JPY	29,550	238,369
1.60%, 03/20/32	JPY	80,400	656,566
1.60%, 03/20/33	JPY	97,000	794,461
1.60%, 12/20/33	JPY	488,950	4,012,982
1.70%, 12/20/31	JPY	95,000	780,081
1.70%, 03/20/32	JPY	56,000	460,951
1.70%, 06/20/32	JPY	68,150	561,392
1.70%, 12/20/32	JPY	103,000	850,429
1.70%, 06/20/33	JPY	490,050	4,054,418
1.70%, 09/20/33	JPY	150,000	1,241,715
1.80%, 09/20/31	JPY	535,100	4,418,026
1.80%, 12/20/31	JPY	110,000	910,042

Security		Par (000)	Value

Japan (continued)
1.80%, 03/20/32	JPY	600,000	$4,976,814
1.90%, 12/20/28	JPY	118,000	952,141
1.90%, 09/20/30	JPY	75,000	617,913
1.90%, 06/20/31	JPY	80,000	663,329
2.00%, 03/20/27	JPY	185,000	1,463,068
2.00%, 06/20/30	JPY	34,200	282,930
2.10%, 09/20/25	JPY	70,000	540,163
2.10%, 12/20/26	JPY	140,350	1,109,264
2.10%, 06/20/29	JPY	129,350	1,062,105
2.10%, 03/20/30	JPY	137,200	1,138,535
2.10%, 12/20/30	JPY	205,000	1,715,292
2.20%, 03/20/26	JPY	219,350	1,714,760
2.20%, 03/20/28	JPY	75,000	606,881
2.20%, 03/20/30	JPY	355,000	2,963,531
2.30%, 06/20/27	JPY	50,000	401,556
Japan Government Two Year Bond
0.00%, 08/01/24(c)	JPY	700,000	5,144,123
0.00%, 09/01/24(c)	JPY	200,000	1,469,779
0.00%, 10/01/24(c)	JPY	600,000	4,409,380
0.00%, 11/01/24(c)	JPY	562,050	4,130,611
0.00%, 04/01/25(c)	JPY	400,200	2,940,293

			468,547,444

Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR	200	193,258
1.50%, 09/30/34(a)	EUR	100	79,857
1.55%, 11/09/23(a)	EUR	100	108,928

			382,043

Latvia — 0.0%
Latvia Government International Bond
0.00%, 01/24/29(a)(c)	EUR	1,500	1,330,776
1.38%, 09/23/25(a)	EUR	100	104,396
1.88%, 02/19/49(a)	EUR	240	183,393

			1,618,565

Lithuania — 0.0%
Lithuania Government International Bond
0.75%, 05/06/30(a)	EUR	630	567,742
0.95%, 05/26/27(a)	EUR	220	219,000
1.63%, 06/19/49(a)	EUR	370	258,704
2.13%, 10/22/35(a)	EUR	428	393,109

			1,438,555

Luxembourg — 0.1%
Luxembourg Government Bond
0.00%, 04/28/25(a)(c)	EUR	700	724,518
0.63%, 02/01/27(a)	EUR	401	405,409
2.25%, 03/19/28(a)	EUR	190	203,216
State of the Grand-Duchy of Luxembourg, 0.00%, 03/24/31(a)(c)	EUR	1,027	902,243

			2,235,386

Malaysia — 0.7%
Malaysia Government Bond
3.48%, 06/14/24	MYR	5,180	1,168,400
3.58%, 07/15/32	MYR	5,000	1,108,542
3.73%, 06/15/28	MYR	8,000	1,815,617
3.76%, 05/22/40	MYR	11,200	2,420,259
3.83%, 07/05/34	MYR	2,380	531,321
3.84%, 04/15/33	MYR	3,000	673,391
3.90%, 11/30/26	MYR	1,900	433,680
3.90%, 11/16/27	MYR	7,400	1,690,777

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
3.91%, 07/15/26	MYR	3,700	$844,161
3.96%, 09/15/25	MYR	15,620	3,564,077
4.06%, 09/30/24	MYR	7,500	1,705,554
4.07%, 06/15/50	MYR	4,000	869,813
4.23%, 06/30/31	MYR	6,710	1,553,838
4.25%, 05/31/35	MYR	800	184,643
4.50%, 04/15/30	MYR	850	200,473
4.64%, 11/07/33	MYR	2,660	639,360
4.70%, 10/15/42	MYR	4,140	1,014,075
4.74%, 03/15/46	MYR	2,170	523,563
4.76%, 04/07/37	MYR	3,495	846,878
4.89%, 06/08/38	MYR	4,240	1,055,661
4.92%, 07/06/48	MYR	4,790	1,217,329
4.94%, 09/30/43	MYR	450	112,763
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	4,790	1,071,637
3.99%, 10/15/25	MYR	150	34,252
4.13%, 07/09/29	MYR	11,091	2,542,016
4.19%, 10/07/32	MYR	8,000	1,847,308
4.37%, 10/31/28	MYR	7,080	1,651,598
4.47%, 09/15/39	MYR	2,930	688,460
4.58%, 08/30/33	MYR	1,600	380,589

			32,390,035

Mexico — 0.7%
Mexican Bonos
5.50%, 03/04/27	MXN	44,900	2,206,479
7.50%, 05/26/33	MXN	13,000	656,099
Series M, 5.75%, 03/05/26	MXN	70,280	3,540,092
Series M, 7.75%, 05/29/31	MXN	72,006	3,769,607
Series M, 7.75%, 11/23/34	MXN	6,000	308,178
Series M, 7.75%, 11/13/42	MXN	45,574	2,225,102
Series M, 8.00%, 09/05/24	MXN	56,000	2,996,987
Series M, 8.00%, 11/07/47	MXN	30,258	1,509,038
Series M 20, 7.50%, 06/03/27	MXN	34,000	1,792,444
Series M 20, 8.50%, 05/31/29	MXN	60,660	3,328,903
Series M 20, 10.00%, 12/05/24	MXN	19,000	1,045,896
Series M 30, 8.50%, 11/18/38	MXN	39,193	2,083,652
Series M 30, 10.00%, 11/20/36	MXN	22,000	1,340,092
Mexico Government International Bond
1.13%, 01/17/30 (Call 10/17/29)	EUR	300	270,363
1.35%, 09/18/27 (Call 06/18/27)	EUR	300	298,782
1.45%, 10/25/33 (Call 07/25/33)	EUR	100	79,949
1.75%, 04/17/28	EUR	500	493,194
2.13%, 10/25/51 (Call 04/25/51)	EUR	400	245,860
2.25%, 08/12/36 (Call 05/12/36)	EUR	200	157,380
2.38%, 02/11/30 (Call 11/11/29)	EUR	100	96,995
2.88%, 04/08/39	EUR	300	242,205
3.00%, 03/06/45	EUR	200	160,549
5.63%, 03/19/2114	GBP	100	94,308

			28,942,154

Netherlands — 1.1%
Nederlandse Waterschapsbank NV
0.00%, 11/16/26(a)(c)	EUR	200	198,280
0.00%, 02/16/37(a)(c)	EUR	500	356,393
0.25%, 12/15/25(a)	GBP	300	336,951
0.38%, 09/28/46(a)	EUR	300	177,672
1.50%, 04/27/38(a)	EUR	280	245,956
Netherlands Government Bond 0.00%, 01/15/26(c)(e)	EUR	2,594	2,663,077

Security		Par (000)	Value

Netherlands (continued)
0.00%, 01/15/27(c)(e)	EUR	5,510	$5,526,071
0.00%, 01/15/29(c)	EUR	1,000	954,433
0.00%, 07/15/30(c)(e)	EUR	3,156	2,898,938
0.00%, 07/15/31(c)(e)	EUR	2,484	2,219,004
0.00%, 01/15/52(c)(e)	EUR	2,070	1,103,082
0.25%, 07/15/25(e)	EUR	1,000	1,045,847
0.50%, 07/15/26(e)	EUR	4,479	4,621,773
0.50%, 07/15/32(e)	EUR	2,690	2,456,627
0.50%, 01/15/40(e)	EUR	1,989	1,538,450
0.75%, 07/15/27(e)	EUR	3,024	3,096,398
0.75%, 07/15/28(e)	EUR	3,392	3,417,741
2.00%, 07/15/24(e)	EUR	770	840,855
2.00%, 01/15/54(e)	EUR	1,160	1,102,388
2.50%, 01/15/33(e)	EUR	4,008	4,365,415
2.75%, 01/15/47(e)	EUR	2,617	2,920,786
3.75%, 01/15/42(e)	EUR	3,195	4,026,689
4.00%, 01/15/37(e)	EUR	2,372	2,974,347

			49,087,173

New Zealand — 0.3%
Auckland Council, 0.25%, 11/17/31(a)	EUR	400	342,651
Housing New Zealand Ltd., 3.42%, 10/18/28	NZD	500	290,661
New Zealand Government Bond
0.50%, 05/15/24	NZD	2,100	1,237,643
0.50%, 05/15/26	NZD	500	276,663
1.50%, 05/15/31	NZD	1,430	729,832
1.75%, 05/15/41	NZD	1,530	642,948
2.00%, 05/15/32	NZD	2,490	1,299,805
2.75%, 04/15/25(a)	NZD	2,630	1,571,518
2.75%, 04/15/37(a)	NZD	2,530	1,317,353
2.75%, 05/15/51	NZD	500	234,364
3.00%, 04/20/29	NZD	3,160	1,845,220
3.50%, 04/14/33(a)	NZD	980	576,676
4.50%, 04/15/27(a)	NZD	1,640	1,028,608
New Zealand Local Government Funding Agency Bond
1.50%, 04/15/26(a)	NZD	200	112,418
1.50%, 04/20/29	NZD	345	177,917
2.25%, 05/15/31(a)	NZD	1,000	512,883
3.50%, 04/14/33	NZD	200	110,054

			12,307,214

Norway — 0.2%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR	300	272,588
0.60%, 06/01/26	AUD	286	171,866
4.25%, 07/16/25	AUD	150	100,214
4.40%, 02/17/26	AUD	200	134,616
Norway Government Bond
1.25%, 09/17/31(e)	NOK	6,470	523,487
1.38%, 08/19/30(e)	NOK	15,145	1,261,064
1.50%, 02/19/26(e)	NOK	9,892	886,257
1.75%, 03/13/25(e)	NOK	5,300	483,075
1.75%, 02/17/27(e)	NOK	5,794	516,983
1.75%, 09/06/29(e)	NOK	5,358	463,977
2.00%, 04/26/28(e)	NOK	6,461	575,334
2.13%, 05/18/32(e)	NOK	7,106	614,119
3.00%, 03/14/24(e)	NOK	12,287	1,146,685
3.50%, 10/06/42(e)	NOK	2,550	257,494

			7,407,759

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Peru — 0.1%
Peru Government Bond
5.35%, 08/12/40	PEN	3,760	$801,091
5.40%, 08/12/34	PEN	3,930	894,814
6.15%, 08/12/32	PEN	4,289	1,061,158
6.35%, 08/12/28	PEN	3,820	1,003,241
Peruvian Government International Bond
1.95%, 11/17/36 (Call 08/17/36)	EUR	200	153,611
2.75%, 01/30/26	EUR	100	106,427
3.75%, 03/01/30	EUR	200	210,970

			4,231,312

Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR	100	90,939
0.88%, 05/17/27	EUR	200	195,171
1.20%, 04/28/33	EUR	100	82,099
1.75%, 04/28/41	EUR	100	71,191

			439,400

Poland — 0.4%
Bank Gospodarstwa Krajowego
1.38%, 06/01/25(a)	EUR	350	363,436
1.63%, 04/30/28(a)	EUR	100	95,829
4.00%, 09/08/27(a)	EUR	200	218,489
5.13%, 02/22/33(a)	EUR	100	114,439
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	10,689	2,125,396
0.75%, 04/25/25	PLN	4,000	872,089
1.25%, 10/25/30	PLN	2,100	368,167
1.75%, 04/25/32	PLN	9,010	1,560,606
2.25%, 10/25/24	PLN	5,000	1,142,945
2.50%, 04/25/24	PLN	4,420	1,029,755
2.50%, 07/25/26	PLN	10,390	2,251,296
2.50%, 07/25/27	PLN	5,088	1,070,948
2.75%, 04/25/28	PLN	3,920	817,831
2.75%, 10/25/29	PLN	8,780	1,766,864
4.00%, 04/25/47	PLN	2,250	410,153
Republic of Poland Government International Bond
0.88%, 05/10/27(a)	EUR	200	197,765
1.00%, 10/25/28(a)	EUR	550	525,259
1.00%, 03/07/29(a)	EUR	400	379,957
1.50%, 09/09/25(a)	EUR	100	104,968
1.50%, 01/19/26(a)	EUR	250	262,258
2.00%, 03/08/49(a)	EUR	50	37,316
2.75%, 05/25/32(a)	EUR	300	299,959
3.00%, 01/15/24(a)	EUR	200	219,807
4.25%, 02/14/43(a)	EUR	450	481,128
5.25%, 01/20/25	EUR	937	1,059,986

			17,776,646

Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(e)	EUR	1,100	967,806
0.48%, 10/18/30(e)	EUR	1,580	1,456,488
0.70%, 10/15/27(e)	EUR	2,109	2,135,997
0.90%, 10/12/35(e)	EUR	1,134	941,602
1.00%, 04/12/52(e)	EUR	770	451,230
1.65%, 07/16/32(e)	EUR	950	924,654
1.95%, 06/15/29(e)	EUR	2,075	2,179,301
2.13%, 10/17/28(e)	EUR	1,240	1,325,243
2.25%, 04/18/34(e)	EUR	1,208	1,212,149
2.88%, 10/15/25(e)	EUR	2,752	3,043,377

Security		Par (000)	Value

Portugal (continued)
2.88%, 07/21/26(e)	EUR	1,378	$1,527,379
3.50%, 06/18/38(e)	EUR	320	353,250
3.88%, 02/15/30(e)	EUR	1,339	1,567,207
4.10%, 04/15/37(e)	EUR	1,485	1,754,530
4.10%, 02/15/45	EUR	889	1,055,488
4.13%, 04/14/27(e)	EUR	1,600	1,858,456

			22,754,157

Romania — 0.3%
Romania Government Bond
3.65%, 09/24/31	RON	3,500	606,258
4.15%, 01/26/28	RON	5,755	1,138,583
4.15%, 10/24/30	RON	3,690	677,715
4.50%, 06/17/24	RON	4,000	876,136
4.75%, 10/11/34	RON	2,120	378,434
4.85%, 04/22/26	RON	10,810	2,286,546
6.70%, 02/25/32	RON	5,000	1,070,955
Romanian Government International Bond
1.75%, 07/13/30(a)	EUR	400	329,257
2.00%, 12/08/26(a)	EUR	200	199,393
2.00%, 01/28/32(a)	EUR	250	196,976
2.00%, 04/14/33(a)	EUR	200	152,642
2.12%, 07/16/31(a)	EUR	250	204,414
2.13%, 03/07/28(a)	EUR	200	189,152
2.38%, 04/19/27(a)	EUR	250	248,085
2.50%, 02/08/30(a)	EUR	200	178,210
2.63%, 12/02/40(a)	EUR	200	129,140
2.75%, 10/29/25(a)	EUR	235	251,033
2.75%, 04/14/41(a)	EUR	200	130,225
2.88%, 05/26/28(a)	EUR	294	287,798
2.88%, 03/11/29(a)	EUR	397	376,797
2.88%, 04/13/42(a)	EUR	200	130,681
3.38%, 02/08/38(a)	EUR	350	270,957
3.38%, 01/28/50(a)	EUR	335	221,940
3.50%, 04/03/34(a)	EUR	200	169,558
3.62%, 05/26/30(a)	EUR	400	377,969
3.63%, 04/24/24(a)	EUR	75	82,479
3.75%, 02/07/34(a)	EUR	200	174,887
4.63%, 04/03/49(a)	EUR	270	222,394
5.00%, 09/27/26(a)	EUR	100	110,730

			11,669,344

Saudi Arabia — 0.0%
Saudi Government International Bond
0.63%, 03/03/30(a)	EUR	100	89,296
2.00%, 07/09/39(a)	EUR	350	279,765

			369,061

Singapore — 0.4%
Singapore Government Bond
0.50%, 11/01/25	SGD	1,040	732,844
1.25%, 11/01/26	SGD	1,000	708,929
1.63%, 07/01/31	SGD	1,000	685,083
1.88%, 03/01/50	SGD	1,120	753,577
1.88%, 10/01/51	SGD	852	574,106
2.00%, 02/01/24	SGD	1,000	740,510
2.13%, 06/01/26	SGD	2,530	1,850,397
2.25%, 08/01/36	SGD	1,970	1,412,152
2.38%, 06/01/25	SGD	421	310,979
2.38%, 07/01/39	SGD	1,710	1,243,564
2.63%, 05/01/28	SGD	680	505,106
2.63%, 08/01/32	SGD	1,320	978,532

120	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Singapore (continued)
2.75%, 07/01/23	SGD	839	$627,406
2.75%, 04/01/42	SGD	430	333,282
2.75%, 03/01/46	SGD	1,660	1,301,589
2.88%, 07/01/29	SGD	1,370	1,030,845
2.88%, 09/01/30	SGD	2,421	1,821,497
3.00%, 09/01/24	SGD	1,315	980,798
3.00%, 08/01/72(a)	SGD	353	314,768
3.38%, 09/01/33	SGD	530	419,766
3.50%, 03/01/27	SGD	1,230	943,561

			18,269,291

Slovakia — 0.2%
Slovakia Government Bond
0.13%, 06/17/27(a)	EUR	1,430	1,385,308
0.75%, 04/09/30(a)	EUR	731	675,354
1.00%, 05/14/32(a)	EUR	1,580	1,398,652
1.38%, 01/21/27(a)	EUR	1,034	1,067,665
1.63%, 01/21/31(a)	EUR	606	587,314
1.88%, 03/09/37(a)	EUR	925	804,011
2.00%, 10/17/47(a)	EUR	350	273,722
2.25%, 06/12/68(a)	EUR	370	287,423
4.35%, 10/14/25(a)	EUR	1,150	1,299,904

			7,779,353

Slovenia — 0.1%
Slovenia Government Bond
0.49%, 10/20/50(a)	EUR	240	129,197
0.88%, 07/15/30(a)	EUR	900	848,081
1.19%, 03/14/29(a)	EUR	1,240	1,234,476
1.25%, 03/22/27(a)	EUR	434	451,176
1.75%, 11/03/40(a)	EUR	123	103,873
2.25%, 03/03/32(a)	EUR	1,320	1,354,584
3.13%, 08/07/45(a)	EUR	451	463,686

			4,585,073

South Korea — 2.2%
Export-Import Bank of Korea
0.63%, 07/11/23(a)	EUR	200	219,139
0.83%, 04/27/25(a)	EUR	536	559,493
Korea Housing Finance Corp.
0.00%, 06/29/26(a)(c)	EUR	400	393,101
0.10%, 06/18/24(a)	EUR	300	316,855
0.72%, 03/22/25(a)	EUR	150	156,001
Korea Treasury Bond
1.13%, 06/10/24	KRW	4,000,000	2,919,160
1.13%, 09/10/25	KRW	2,799,720	1,987,389
1.13%, 09/10/39	KRW	2,004,990	1,081,168
1.25%, 03/10/26	KRW	1,862,790	1,313,997
1.38%, 09/10/24	KRW	5,048,280	3,674,398
1.38%, 12/10/29	KRW	2,291,750	1,510,787
1.38%, 06/10/30	KRW	5,410,230	3,536,789
1.50%, 03/10/25	KRW	3,483,470	2,515,849
1.50%, 12/10/26	KRW	1,750,000	1,227,390
1.50%, 12/10/30	KRW	2,587,710	1,692,738
1.50%, 09/10/36	KRW	1,467,540	878,447
1.50%, 09/10/40	KRW	2,095,520	1,188,635
1.50%, 03/10/50	KRW	6,228,160	3,146,170
1.63%, 09/10/70	KRW	900,000	393,646
1.75%, 09/10/26	KRW	1,000,000	710,203
1.88%, 03/10/24	KRW	1,400,000	1,033,666
1.88%, 06/10/26	KRW	1,732,660	1,239,705
1.88%, 06/10/29	KRW	913,770	626,479

Security		Par (000)	Value

South Korea (continued)
1.88%, 09/10/41	KRW	1,997,200	$1,183,047
1.88%, 03/10/51	KRW	6,016,310	3,274,740
2.00%, 06/10/31	KRW	4,516,410	3,052,391
2.00%, 03/10/46	KRW	1,715,380	1,006,491
2.00%, 03/10/49	KRW	3,841,110	2,190,801
2.00%, 09/10/68	KRW	954,650	488,997
2.13%, 06/10/27	KRW	1,260,640	900,774
2.13%, 03/10/47	KRW	3,332,420	1,984,698
2.25%, 06/10/25	KRW	1,996,790	1,471,424
2.25%, 12/10/25	KRW	7,071,730	5,143,921
2.25%, 09/10/37	KRW	1,131,500	737,245
2.38%, 03/10/27	KRW	3,190,460	2,302,913
2.38%, 12/10/27	KRW	2,300,000	1,650,311
2.38%, 12/10/28	KRW	1,000,000	710,697
2.38%, 12/10/31	KRW	3,013,140	2,079,902
2.38%, 09/10/38	KRW	760,000	499,919
2.50%, 03/10/52	KRW	2,300,000	1,443,159
2.63%, 06/10/28	KRW	1,170,670	845,673
2.63%, 09/10/35	KRW	1,628,800	1,127,653
2.63%, 03/10/48	KRW	3,022,850	1,977,304
2.75%, 12/10/44	KRW	1,752,210	1,186,230
2.88%, 06/10/24	KRW	5,877,140	4,377,467
3.00%, 09/10/24	KRW	1,520,000	1,131,144
3.00%, 12/10/42	KRW	2,280,000	1,605,719
3.13%, 06/10/25	KRW	5,341,990	3,979,556
3.13%, 09/10/27	KRW	6,000,000	4,453,295
3.13%, 09/10/52	KRW	2,918,600	2,076,519
3.25%, 09/10/42	KRW	1,619,610	1,189,997
3.25%, 03/10/53	KRW	1,400,000	1,022,895
3.38%, 06/10/32	KRW	2,304,790	1,721,381
3.50%, 09/10/72	KRW	400,000	310,213
3.75%, 12/10/33	KRW	1,771,260	1,366,029
4.00%, 12/10/31	KRW	1,750,000	1,368,803
4.25%, 12/10/32	KRW	3,500,000	2,804,804
4.75%, 12/10/30	KRW	160,000	132,623
5.25%, 03/10/27	KRW	100,000	79,899
5.50%, 12/10/29	KRW	150,000	126,321

			95,326,160

Spain — 3.7%
Adif Alta Velocidad
0.55%, 10/31/31(a)	EUR	400	341,620
1.88%, 01/28/25(a)	EUR	300	322,653
Autonomous Community of Andalusia Spain
0.50%, 04/30/31(a)	EUR	200	174,799
1.88%, 10/31/28(a)	EUR	200	204,409
2.40%, 04/30/32(a)	EUR	200	200,702
Autonomous Community of Catalonia, 4.22%, 04/26/35	EUR	200	218,322
Autonomous Community of Madrid Spain
0.42%, 04/30/30(a)	EUR	530	478,098
0.42%, 04/30/31(a)	EUR	100	87,239
0.83%, 07/30/27(a)	EUR	500	500,098
1.00%, 09/30/24(a)	EUR	250	266,811
1.57%, 04/30/29(a)	EUR	200	200,121
1.77%, 04/30/28(a)	EUR	235	241,613
1.83%, 04/30/25(a)	EUR	250	268,112
4.30%, 09/15/26	EUR	200	227,816
Basque Government
0.45%, 04/30/32(a)	EUR	100	85,425
1.45%, 04/30/28(a)	EUR	200	202,961

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.88%, 07/30/33(a)	EUR	100	$94,546
Instituto de Credito Oficial, 2.65%, 01/31/28(a)	EUR	500	538,152
Spain Government Bond
0.00%, 05/31/24(c)	EUR	380	404,959
0.00%, 01/31/25(c)	EUR	3,880	4,062,717
0.00%, 05/31/25(c)	EUR	2,000	2,072,983
0.00%, 01/31/26(c)	EUR	5,335	5,428,511
0.00%, 01/31/27(c)	EUR	612	604,540
0.00%, 01/31/28(c)	EUR	5,437	5,213,576
0.10%, 04/30/31(e)	EUR	7,940	6,886,671
0.25%, 07/30/24	EUR	3,307	3,518,850
0.25%, 07/30/24(e)	EUR	264	280,912
0.50%, 04/30/30(e)	EUR	3,549	3,285,059
0.50%, 10/31/31(e)	EUR	2,520	2,225,874
0.60%, 10/31/29(e)	EUR	1,275	1,205,382
0.70%, 04/30/32(e)	EUR	3,620	3,207,378
0.80%, 07/30/27(e)	EUR	6,874	6,933,361
0.85%, 07/30/37(e)	EUR	2,877	2,194,200
1.00%, 07/30/42(e)	EUR	3,053	2,101,655
1.00%, 10/31/50(e)	EUR	3,300	1,919,442
1.20%, 10/31/40(e)	EUR	2,640	1,964,197
1.25%, 10/31/30(e)	EUR	3,929	3,793,002
1.30%, 10/31/26(e)	EUR	2,510	2,621,784
1.40%, 04/30/28(e)	EUR	2,779	2,841,184
1.40%, 07/30/28(e)	EUR	3,301	3,359,878
1.45%, 10/31/27(e)	EUR	2,833	2,925,923
1.45%, 04/30/29(e)	EUR	4,363	4,400,821
1.45%, 10/31/71(e)	EUR	930	487,543
1.50%, 04/30/27(e)	EUR	4,510	4,704,047
1.60%, 04/30/25(e)	EUR	6,900	7,411,363
1.85%, 07/30/35(e)	EUR	2,988	2,756,759
1.90%, 10/31/52(e)	EUR	1,400	1,007,450
1.95%, 04/30/26(e)	EUR	4,824	5,171,091
1.95%, 07/30/30(e)	EUR	4,847	4,945,631
2.15%, 10/31/25(e)	EUR	6,099	6,607,318
2.35%, 07/30/33(e)	EUR	2,726	2,747,678
2.55%, 10/31/32(e)	EUR	5,000	5,175,681
2.70%, 10/31/48(e)	EUR	3,108	2,801,615
2.75%, 10/31/24(e)	EUR	3,257	3,574,714
2.90%, 10/31/46(e)	EUR	2,830	2,694,466
3.15%, 04/30/33(e)	EUR	2,810	3,041,814
3.45%, 07/30/43(e)	EUR	520	540,677
3.45%, 07/30/66(e)	EUR	2,028	2,016,842
3.90%, 07/30/39	EUR	980	1,099,689
4.20%, 01/31/37(e)	EUR	3,130	3,675,061
4.65%, 07/30/25(e)	EUR	3,978	4,543,659
4.70%, 07/30/41(e)	EUR	2,357	2,918,554
4.90%, 07/30/40(e)	EUR	2,152	2,723,237
5.15%, 10/31/28(e)	EUR	2,101	2,560,655
5.15%, 10/31/44(e)	EUR	1,920	2,527,460
5.75%, 07/30/32	EUR	3,015	3,985,613
6.00%, 01/31/29	EUR	3,123	3,977,414

			161,802,387

Supranational — 2.9%
African Development Bank
0.13%, 10/07/26	EUR	150	149,586
0.25%, 11/21/24	EUR	300	314,723
0.50%, 06/22/26	GBP	300	334,504
0.50%, 03/22/27	EUR	200	200,121
0.50%, 03/21/29	EUR	300	286,244

Security		Par (000)	Value

Supranational (continued)
1.10%, 12/16/26	AUD	500	$301,093
2.25%, 09/14/29	EUR	200	210,357
Asian Development Bank
0.10%, 06/17/31	EUR	170	148,712
0.13%, 12/15/26	GBP	500	541,263
0.35%, 07/16/25	EUR	330	341,650
0.80%, 11/06/25	AUD	500	308,398
1.50%, 05/04/28	CAD	200	135,185
1.95%, 07/22/32	EUR	500	502,511
2.00%, 06/10/37	EUR	200	191,755
Council of Europe Development Bank
0.00%, 04/09/27(a)(c)	EUR	400	392,171
0.13%, 04/10/24(a)	EUR	320	341,406
0.75%, 06/09/25(a)	EUR	50	52,298
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.15%, 10/10/34(a)	EUR	480	377,374
0.25%, 02/09/24(a)	EUR	100	107,369
European Financial Stability Facility
0.00%, 10/15/25(a)(c)	EUR	1,900	1,946,597
0.00%, 10/13/27(a)(c)	EUR	1,400	1,355,289
0.00%, 01/20/31(a)(c)	EUR	1,350	1,187,479
0.05%, 10/17/29(a)	EUR	570	522,691
0.05%, 01/18/52(a)	EUR	305	135,168
0.13%, 03/18/30(a)	EUR	400	364,341
0.38%, 10/11/24(a)	EUR	350	370,362
0.40%, 02/17/25(a)	EUR	1,125	1,181,164
0.50%, 07/11/25(a)	EUR	1,000	1,042,497
0.63%, 10/16/26(a)	EUR	900	917,005
0.70%, 01/20/50(a)	EUR	610	366,428
0.70%, 01/17/53(a)	EUR	400	225,228
0.75%, 05/03/27(a)	EUR	540	546,990
0.88%, 04/10/35(a)	EUR	1,270	1,082,726
0.95%, 02/14/28(a)	EUR	1,030	1,035,274
1.20%, 02/17/45(a)	EUR	450	340,236
1.25%, 05/24/33(a)	EUR	1,210	1,128,478
1.38%, 05/31/47(a)	EUR	1,322	1,011,862
1.45%, 09/05/40(a)	EUR	450	378,665
1.50%, 12/15/25(a)	EUR	850	901,586
1.70%, 02/13/43(a)	EUR	910	775,090
1.75%, 06/27/24(a)	EUR	100	108,286
1.75%, 07/17/53(a)	EUR	380	293,562
1.80%, 07/10/48(a)	EUR	200	163,994
2.00%, 02/28/56(a)	EUR	250	205,466
2.13%, 02/19/24(a)	EUR	50	54,595
2.35%, 07/29/44(a)	EUR	200	191,211
2.38%, 04/11/28(a)	EUR	600	644,189
2.38%, 06/21/32(a)	EUR	1,000	1,045,186
2.75%, 12/03/29(a)	EUR	180	196,353
2.88%, 02/16/33(a)	EUR	200	217,484
3.38%, 04/03/37(a)	EUR	560	626,993
European Investment Bank
0.00%, 03/25/25(c)	EUR	400	415,747
0.00%, 03/13/26(a)(c)	EUR	1,460	1,480,813
0.00%, 12/22/26(a)(c)	EUR	825	819,570
0.00%, 06/17/27(c)	EUR	750	733,948
0.00%, 03/28/28(a)(c)	EUR	561	537,063
0.00%, 09/09/30(a)(c)	EUR	1,010	901,020
0.00%, 01/14/31(a)(c)	EUR	525	462,312
0.00%, 11/15/35(a)(c)	EUR	650	485,650

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
0.00%, 05/15/41(a)(c)	EUR	340	$210,484
0.05%, 05/24/24(a)	EUR	1,000	1,064,810
0.05%, 11/15/29(a)	EUR	939	861,706
0.05%, 01/16/30	EUR	800	730,269
0.05%, 10/13/34(a)	EUR	500	391,125
0.05%, 01/27/51(a)	EUR	200	91,266
0.10%, 10/15/26	EUR	100	100,204
0.13%, 04/15/25	EUR	150	156,082
0.13%, 12/14/26(a)	GBP	400	434,212
0.13%, 06/20/29(a)	EUR	850	792,836
0.20%, 07/15/24(a)	EUR	700	743,670
0.25%, 10/14/24(a)	EUR	634	670,242
0.25%, 09/14/29	EUR	450	420,510
0.25%, 01/20/32(a)	EUR	600	524,641
0.25%, 06/15/40(a)	EUR	350	234,912
0.38%, 07/16/25	EUR	1,400	1,456,025
0.38%, 04/14/26(a)	EUR	530	542,023
0.38%, 05/15/26(a)	EUR	590	602,584
0.50%, 01/15/27	EUR	1,691	1,708,323
0.50%, 11/13/37	EUR	375	285,290
0.63%, 01/22/29(a)	EUR	610	592,421
0.75%, 11/15/24(a)	GBP	490	580,891
0.75%, 07/22/27(a)	GBP	500	545,518
0.88%, 09/13/24(a)	EUR	500	533,683
0.88%, 05/15/26(a)	GBP	300	340,853
0.88%, 01/14/28(a)	EUR	400	402,683
1.00%, 09/21/26(a)	GBP	440	497,187
1.00%, 03/14/31(a)	EUR	520	495,566
1.00%, 04/14/32(a)	EUR	690	642,919
1.00%, 11/14/42(a)	EUR	440	326,998
1.13%, 11/15/32	EUR	450	419,880
1.13%, 04/13/33(a)	EUR	600	554,538
1.13%, 09/15/36(a)	EUR	950	815,095
1.25%, 05/12/25(a)	SEK	1,000	93,353
1.38%, 03/07/25(a)	GBP	800	949,430
1.50%, 06/15/32(a)	EUR	500	486,792
1.50%, 11/15/47	EUR	50	39,178
1.50%, 10/16/48	EUR	480	368,514
1.75%, 09/15/45(a)	EUR	500	421,009
1.90%, 01/22/25(a)	CAD	500	356,172
2.25%, 03/15/30(a)	EUR	2,000	2,113,467
2.75%, 07/28/28(a)	EUR	1,000	1,095,234
2.88%, 01/12/33(a)	EUR	400	436,498
3.00%, 10/14/33(a)	EUR	1,000	1,098,518
3.30%, 02/03/28	AUD	750	487,362
3.50%, 04/15/27(a)	EUR	150	168,830
3.88%, 06/08/37(a)	GBP	570	691,784
4.00%, 04/15/30	EUR	900	1,058,849
4.00%, 10/15/37	EUR	400	479,014
4.50%, 06/07/29(a)	GBP	240	307,674
5.00%, 04/15/39	GBP	40	54,401
5.63%, 06/07/32	GBP	300	424,263
6.00%, 12/07/28	GBP	300	411,187
European Stability Mechanism
0.00%, 03/14/25(a)(c)	EUR	620	645,214
0.00%, 03/04/30(a)(c)	EUR	800	722,803
0.00%, 10/15/31(a)(c)	EUR	420	361,792
0.50%, 03/02/26(a)	EUR	1,100	1,131,099
0.50%, 03/05/29(a)	EUR	660	633,438
0.75%, 03/15/27(a)	EUR	750	761,485

Security		Par (000)	Value

Supranational (continued)
0.75%, 09/05/28(a)	EUR	1,390	$1,368,552
0.88%, 07/18/42(a)	EUR	80	57,364
1.00%, 09/23/25(a)	EUR	500	525,733
1.00%, 06/23/27(a)	EUR	716	729,489
1.13%, 05/03/32(a)	EUR	200	188,013
1.20%, 05/23/33(a)	EUR	600	557,315
1.63%, 11/17/36(a)	EUR	100	91,006
1.75%, 10/20/45(a)	EUR	310	259,434
1.80%, 11/02/46(a)	EUR	660	555,230
1.85%, 12/01/55(a)	EUR	420	329,309
European Union
0.00%, 11/04/25(a)(c)	EUR	708	725,184
0.00%, 07/06/26(a)(c)	EUR	2,650	2,667,307
0.00%, 06/02/28(a)(c)	EUR	800	762,198
0.00%, 10/04/28(a)(c)	EUR	2,300	2,170,461
0.00%, 07/04/29(a)(c)	EUR	800	738,229
0.00%, 10/04/30(a)(c)	EUR	1,500	1,335,636
0.00%, 04/22/31(a)(c)	EUR	1,000	874,997
0.00%, 07/04/31(a)(c)	EUR	2,760	2,399,299
0.00%, 07/04/35(a)(c)	EUR	1,745	1,316,937
0.10%, 10/04/40(a)	EUR	1,050	672,457
0.20%, 06/04/36(a)	EUR	1,810	1,356,359
0.25%, 04/22/36(a)	EUR	900	687,394
0.30%, 11/04/50(a)	EUR	1,762	907,247
0.40%, 02/04/37(a)	EUR	2,750	2,085,796
0.45%, 07/04/41(a)	EUR	1,960	1,316,482
0.45%, 05/02/46(a)	EUR	1,150	694,988
0.50%, 04/04/25(a)	EUR	1,480	1,552,093
0.70%, 07/06/51(a)	EUR	1,810	1,059,546
0.75%, 04/04/31(a)	EUR	180	168,039
0.75%, 01/04/47(a)	EUR	830	537,287
0.80%, 07/04/25(a)	EUR	1,975	2,074,318
1.00%, 07/06/32(a)	EUR	2,850	2,646,397
1.13%, 04/04/36(a)	EUR	100	87,109
1.13%, 06/04/37(a)	EUR	400	335,313
1.25%, 04/04/33(a)	EUR	760	708,980
1.25%, 02/04/43(a)	EUR	1,000	772,774
1.38%, 10/04/29(a)	EUR	569	570,515
1.50%, 10/04/35(a)	EUR	60	55,220
1.63%, 12/04/29(a)	EUR	1,400	1,422,765
1.88%, 04/04/24(a)	EUR	270	293,666
2.00%, 10/04/27(a)	EUR	4,000	4,246,636
2.50%, 11/04/27(a)	EUR	650	703,809
2.50%, 10/04/52(a)	EUR	1,225	1,131,291
2.63%, 02/04/48(a)	EUR	2,030	1,970,672
2.75%, 02/04/33(a)	EUR	1,317	1,417,869
2.75%, 12/04/37(a)	EUR	625	649,756
2.88%, 04/04/28	EUR	550	605,536
3.38%, 04/04/32(a)	EUR	150	170,293
3.38%, 04/04/38(a)	EUR	300	336,312
3.38%, 11/04/42(a)	EUR	1,900	2,093,213
3.75%, 04/04/42(a)	EUR	430	501,142
Inter-American Development Bank
0.88%, 08/27/27	CAD	200	132,676
1.00%, 08/04/28	AUD	200	114,354
1.25%, 12/15/25	GBP	200	231,066
1.38%, 12/15/24	GBP	100	119,119
1.70%, 10/10/24	CAD	200	142,475
1.95%, 04/23/24	AUD	500	325,149
2.50%, 04/14/27(a)	AUD	100	63,322

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development
0.00%, 02/21/30(c)	EUR	500	$450,451
0.13%, 01/03/51	EUR	200	96,661
0.20%, 01/21/61	EUR	230	89,651
0.25%, 05/21/29	EUR	500	469,029
0.25%, 01/10/50	EUR	120	62,373
0.50%, 05/18/26	AUD	100	60,320
0.63%, 11/22/27	EUR	200	198,794
0.63%, 01/12/33(a)	EUR	60	52,789
0.88%, 12/13/24	GBP	300	354,438
1.00%, 12/21/29	GBP	400	414,305
1.25%, 12/13/28	GBP	500	538,159
1.80%, 07/26/24	CAD	500	358,235
1.90%, 01/16/25	CAD	940	668,979
2.90%, 11/26/25	AUD	510	331,730
International Development Association
0.00%, 07/15/31(a)(c)	EUR	300	258,466
0.35%, 04/22/36(a)	EUR	200	155,608
0.70%, 01/17/42(a)	EUR	50	35,383
0.75%, 09/21/28(a)	GBP	300	314,009
1.75%, 05/05/37(a)	EUR	530	491,051
2.50%, 01/15/38(a)	EUR	650	658,363
International Finance Corp., 3.15%, 06/26/29(a)	AUD	580	367,364
Nordic Investment Bank, 0.00%, 04/30/27(a)(c)	EUR	300	294,145

			125,533,555

Sweden — 0.4%
Kommuninvest I Sverige AB
1.00%, 11/13/23(a)	SEK	5,000	480,939
1.00%, 05/12/25(a)	SEK	13,000	1,208,468
1.00%, 11/12/26(a)	SEK	5,000	450,568
Svensk Exportkredit AB, 0.13%, 12/15/25(a)	GBP	200	223,118
Sveriges Sakerstallda Obligationer AB, 3.50%, 06/14/28	SEK	2,000	194,979
Sweden Government Bond
0.13%, 05/12/31(a)	SEK	20,605	1,689,622
0.50%, 11/24/45(a)	SEK	2,760	178,152
0.75%, 05/12/28(a)	SEK	27,100	2,435,130
0.75%, 11/12/29(a)	SEK	10,575	931,111
1.00%, 11/12/26(a)	SEK	25,235	2,328,105
1.75%, 11/11/33	SEK	10,000	924,393
2.25%, 06/01/32(a)	SEK	10,730	1,040,789
2.50%, 05/12/25(a)	SEK	22,400	2,166,968
3.50%, 03/30/39(a)	SEK	6,380	706,463
Swedish Covered Bond, 0.75%, 06/09/32(a)	SEK	2,000	151,510

			15,110,315

Switzerland — 0.4%
Canton of Zurich, 0.00%, 11/10/33(a)(c)	CHF	300	281,943
Swiss Confederation Government Bond
0.00%, 06/22/29(a)(c)	CHF	7,242	7,622,390
0.00%, 06/26/34(a)(c)	CHF	6,757	6,713,609
0.00%, 07/24/39(a)(c)	CHF	3,959	3,660,165

			18,278,107

Thailand — 0.6%
Thailand Government Bond
1.00%, 06/17/27	THB	61,190	1,715,847
1.59%, 12/17/35	THB	50,000	1,296,376
1.60%, 12/17/29	THB	45,481	1,275,532
1.60%, 06/17/35	THB	31,330	820,346

Security		Par (000)	Value

Thailand (continued)
2.00%, 12/17/31	THB	87,120	$2,457,449
2.00%, 06/17/42	THB	35,790	899,951
2.13%, 12/17/26	THB	36,520	1,072,355
2.35%, 06/17/26	THB	61,380	1,815,705
2.65%, 06/17/28	THB	40,000	1,199,936
2.75%, 06/17/52	THB	26,420	724,410
2.88%, 12/17/28	THB	92,885	2,815,642
2.88%, 06/17/46	THB	43,902	1,245,532
3.30%, 06/17/38	THB	54,402	1,675,736
3.35%, 06/17/33	THB	30,000	941,401
3.40%, 06/17/36	THB	28,875	905,084
3.58%, 12/17/27	THB	14,000	436,098
3.60%, 06/17/67	THB	38,050	1,120,780
3.65%, 06/20/31	THB	31,080	988,899
3.80%, 06/14/41	THB	2,000	66,161
3.85%, 12/12/25	THB	29,633	909,474
4.00%, 06/17/66	THB	9,000	288,741
4.26%, 12/12/37(a)	THB	35,800	1,206,092
4.68%, 06/29/44	THB	17,120	634,459
4.85%, 06/17/61	THB	4,500	167,446

			26,679,452

United Kingdom — 5.8%
Jersey International Bond, 2.88%,
05/06/52(Call 11/06/51)(a)	GBP	100	87,075
LCR Finance PLC
4.50%, 12/07/28(a)	GBP	150	191,727
4.50%, 12/07/38(a)	GBP	200	252,964
Transport for London, 3.88%, 07/23/42(a)	GBP	350	366,335
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP	4,840	5,521,241
0.13%, 01/31/28(a)	GBP	6,007	6,398,333
0.25%, 01/31/25(a)	GBP	9,800	11,506,982
0.25%, 07/31/31(a)	GBP	9,930	9,483,694
0.38%, 10/22/26(a)	GBP	5,230	5,845,786
0.38%, 10/22/30(a)	GBP	7,797	7,743,567
0.50%, 01/31/29(a)	GBP	2,000	2,097,994
0.50%, 10/22/61(a)	GBP	2,965	1,243,790
0.63%, 06/07/25(a)	GBP	8,941	10,528,474
0.63%, 07/31/35(a)	GBP	3,020	2,610,087
0.63%, 10/22/50(a)	GBP	5,109	2,810,292
0.88%, 10/22/29(a)	GBP	3,780	4,013,616
0.88%, 07/31/33(a)	GBP	1,670	1,591,185
0.88%, 01/31/46(a)	GBP	4,355	2,884,155
1.00%, 01/31/32(a)	GBP	8,470	8,531,814
1.13%, 01/31/39(a)	GBP	5,901	4,922,945
1.13%, 10/22/73(a)	GBP	1,510	785,512
1.25%, 07/22/27(a)	GBP	8,230	9,378,772
1.25%, 10/22/41(a)	GBP	7,902	6,340,941
1.25%, 07/31/51(a)	GBP	3,720	2,488,047
1.50%, 07/22/26(a)	GBP	6,600	7,741,886
1.50%, 07/22/47(a)	GBP	3,752	2,847,256
1.50%, 07/31/53(a)	GBP	2,690	1,886,847
1.63%, 10/22/28(a)	GBP	7,800	8,847,874
1.63%, 10/22/54(a)	GBP	3,806	2,744,213
1.63%, 10/22/71(a)	GBP	3,289	2,161,961
1.75%, 09/07/37(a)	GBP	4,717	4,502,919
1.75%, 01/22/49(a)	GBP	4,245	3,368,512
1.75%, 07/22/57(a)	GBP	5,377	3,963,436
2.00%, 09/07/25(a)	GBP	5,145	6,194,603
2.50%, 07/22/65(a)	GBP	2,713	2,425,904

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
2.75%, 09/07/24(a)	GBP	3,936	$4,854,464
3.25%, 01/31/33(a)	GBP	2,480	2,998,616
3.25%, 01/22/44(a)	GBP	4,070	4,504,092
3.50%, 10/22/25(a)	GBP	1,500	1,855,906
3.50%, 01/22/45(a)	GBP	4,863	5,571,986
3.50%, 07/22/68(a)	GBP	3,164	3,638,129
3.75%, 01/29/38(a)	GBP	1,840	2,250,748
3.75%, 07/22/52(a)	GBP	3,911	4,648,356
4.00%, 01/22/60(a)	GBP	3,560	4,499,533
4.13%, 01/29/27(a)	GBP	5,000	6,322,648
4.25%, 12/07/27(a)	GBP	5,604	7,211,293
4.25%, 06/07/32(a)	GBP	3,230	4,255,896
4.25%, 03/07/36(a)	GBP	3,328	4,353,319
4.25%, 09/07/39(a)	GBP	2,276	2,935,277
4.25%, 12/07/40(a)	GBP	3,155	4,064,491
4.25%, 12/07/46(a)	GBP	2,732	3,501,802
4.25%, 12/07/49(a)	GBP	3,357	4,321,768
4.25%, 12/07/55(a)	GBP	3,707	4,835,108
4.50%, 09/07/34(a)	GBP	5,045	6,762,253
4.50%, 12/07/42(a)	GBP	2,845	3,785,083
4.75%, 12/07/30(a)	GBP	2,209	2,989,954
4.75%, 12/07/38(a)	GBP	2,042	2,796,644
5.00%, 03/07/25(a)	GBP	2,004	2,560,326
6.00%, 12/07/28(a)	GBP	518	727,411

			250,555,842

Total Foreign Government and Agency Obligations — 79.9% (Cost: $3,894,366,092)			3,471,641,754

Total Long-Term Investments — 98.7% (Cost: $4,806,306,457)			4,286,189,805

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	25,920	$25,920,000

Total Short-Term Securities — 0.6% (Cost: $25,920,000)		25,920,000

Total Investments — 99.3% (Cost: $4,832,226,457)		4,312,109,805

Other Assets Less Liabilities — 0.7%		32,133,670

Net Assets — 100.0%		$4,344,243,475

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Perpetual security with no stated maturity date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$25,920,000	(a)	$—	$—	$—	$25,920,000	25,920	$161,440	$92

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

PLN	57,405,000	USD	13,743,798	UBS AG	05/02/23	$48,518
USD	93,410,592	JPY	12,390,915,000	Bank of New York	05/02/23	2,464,759
USD	1,748,809	JPY	234,690,000	Citibank N.A.	05/02/23	26,250
USD	102,016,448	JPY	13,505,665,000	Deutsche Bank Securities Inc.	05/02/23	2,888,664
USD	4,376,508	JPY	587,330,000	JPMorgan Chase Bank N.A.	05/02/23	65,671
USD	93,502,579	JPY	12,390,915,000	Morgan Stanley & Co. International PLC	05/02/23	2,556,746

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	97,353,609	JPY	12,911,995,000	State Street Bank & Trust Company	05/02/23	$2,583,196
USD	93,473,974	JPY	12,390,910,000	UBS AG	05/02/23	2,528,178
AUD	191,970,000	USD	126,604,215	Citibank N.A.	05/03/23	427,451
CAD	65,865,000	USD	48,288,123	Bank of New York	05/03/23	327,786
CAD	65,865,000	USD	48,339,063	Deutsche Bank Securities Inc.	05/03/23	276,845
CAD	65,865,000	USD	48,289,752	JPMorgan Chase Bank N.A.	05/03/23	326,157
CAD	65,865,000	USD	48,270,429	Morgan Stanley & Co. International PLC	05/03/23	345,480
CAD	65,865,000	USD	48,275,630	UBS AG	05/03/23	340,279
CHF	40,550,000	USD	45,273,876	Morgan Stanley & Co. International PLC	05/03/23	91,677
CZK	285,570,000	USD	13,363,001	JPMorgan Chase Bank N.A.	05/03/23	10,420
DKK	111,565,000	USD	16,449,888	State Street Bank & Trust Company	05/03/23	42,831
EUR	350,610,000	USD	386,091,732	Bank of New York	05/03/23	245,584
EUR	357,150,000	USD	392,752,898	Deutsche Bank Securities Inc.	05/03/23	790,847
EUR	350,610,000	USD	384,864,597	JPMorgan Chase Bank N.A.	05/03/23	1,472,719
EUR	350,610,000	USD	384,619,170	Morgan Stanley & Co. International PLC	05/03/23	1,718,146
EUR	356,160,000	USD	390,868,935	UBS AG	05/03/23	1,583,928
GBP	57,335,000	USD	71,714,618	Bank of New York	05/03/23	341,162
GBP	57,335,000	USD	71,703,151	Deutsche Bank Securities Inc.	05/03/23	352,629
GBP	57,335,000	USD	71,552,933	JPMorgan Chase Bank N.A.	05/03/23	502,846
GBP	61,415,000	USD	76,569,849	Morgan Stanley & Co. International PLC	05/03/23	613,472
GBP	57,325,000	USD	71,484,275	UBS AG	05/03/23	558,937
HUF	2,315,705,000	USD	6,813,101	UBS AG	05/03/23	26,933
ILS	37,725,000	USD	10,378,978	Deutsche Bank Securities Inc.	05/03/23	15,625
MXN	502,060,000	USD	27,816,191	Deutsche Bank Securities Inc.	05/03/23	107,833
NOK	90,260,000	USD	8,399,952	Morgan Stanley & Co. International PLC	05/03/23	69,559
NZD	21,600,000	USD	13,239,439	UBS AG	05/03/23	117,945
RON	37,125,000	USD	8,264,638	UBS AG	05/03/23	35,996
SEK	336,090,000	USD	32,495,383	Deutsche Bank Securities Inc.	05/03/23	277,738
SGD	25,400,000	USD	18,997,614	State Street Bank & Trust Company	05/03/23	37,871
USD	123,154,099	AUD	183,650,000	JPMorgan Chase Bank N.A.	05/03/23	1,627,999
USD	639,708	AUD	960,000	Societe Generale	05/03/23	4,451
USD	729,290	AUD	1,100,000	State Street Bank & Trust Company	05/03/23	1,391
USD	4,196,929	AUD	6,260,000	UBS AG	05/03/23	54,521
USD	47,051,786	CAD	63,710,000	Bank of New York	05/03/23	26,514
USD	47,038,758	CAD	63,710,000	Deutsche Bank Securities Inc.	05/03/23	13,486
USD	49,272,468	CAD	66,670,000	Morgan Stanley & Co. International PLC	05/03/23	62,377
USD	50,449,334	CAD	68,265,000	State Street Bank & Trust Company	05/03/23	61,951
USD	47,125,542	CAD	63,720,000	UBS AG	05/03/23	92,888
USD	642,254	CHF	570,000	JPMorgan Chase Bank N.A.	05/03/23	4,563
USD	757,692	CZK	16,110,000	JPMorgan Chase Bank N.A.	05/03/23	3,251
USD	15,025,634	EUR	13,600,000	JPMorgan Chase Bank N.A.	05/03/23	39,788
USD	21,697,279	EUR	19,680,000	State Street Bank & Trust Company	05/03/23	11,878
USD	10,442,632	ILS	37,725,000	UBS AG	05/03/23	48,029
USD	8,654,671	NOK	90,260,000	Deutsche Bank Securities Inc.	05/03/23	185,160
USD	13,533,547	NZD	21,600,000	Deutsche Bank Securities Inc.	05/03/23	176,163
USD	769,838	RON	3,440,000	Citibank N.A.	05/03/23	702

126	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	922,407	SGD	1,230,000	JPMorgan Chase Bank N.A.	05/03/23	$610
USD	18,193,613	SGD	24,170,000	Societe Generale	05/03/23	79,925
USD	25,490,919	THB	869,145,000	JPMorgan Chase Bank N.A.	05/03/23	38,250
USD	773,825,897	CNY	5,299,850,297	State Street Bank & Trust Company	05/05/23	8,858,042
CAD	4,440,000	USD	3,275,641	Deutsche Bank Securities Inc.	06/02/23	3,493
USD	774,676,952	CNY	5,341,850,297	State Street Bank & Trust Company	06/02/23	1,411,900
USD	93,626,519	JPY	12,661,910,000	Bank of New York	06/02/23	258,759
USD	96,361,164	JPY	13,039,930,000	Deutsche Bank Securities Inc.	06/02/23	205,919
USD	93,452,727	JPY	12,661,910,000	JPMorgan Chase Bank N.A.	06/02/23	84,967
USD	93,466,455	JPY	12,661,910,000	Morgan Stanley & Co. International PLC	06/02/23	98,695
USD	93,456,940	JPY	12,661,920,000	UBS AG	06/02/23	89,106
USD	1,073,120	THB	36,470,000	Citibank N.A.	06/02/23	1,995
USD	26,320,412	THB	894,465,000	UBS AG	06/02/23	49,935
USD	96,962,742	KRW	126,772,015,000	Deutsche Bank Securities Inc.	06/21/23	1,934,912
USD	1,085,623	KRW	1,409,030,000	JPMorgan Chase Bank N.A.	06/21/23	29,419
USD	1,720,283	MYR	7,540,000	Morgan Stanley & Co. International PLC	06/21/23	19,595
USD	3,510,131	PLN	2,830,640,000	Morgan Stanley & Co. International PLC	06/22/23	26,758

						39,828,070

JPY	12,661,910,000	USD	93,191,359	Bank of New York	05/02/23	(256,499)
JPY	13,699,400,000	USD	100,963,308	Deutsche Bank Securities Inc.	05/02/23	(413,564)
JPY	12,661,910,000	USD	93,018,836	JPMorgan Chase Bank N.A.	05/02/23	(83,976)
JPY	12,661,910,000	USD	93,031,138	Morgan Stanley & Co. International PLC	05/02/23	(96,278)
JPY	12,727,290,000	USD	93,516,147	UBS AG	05/02/23	(101,416)
USD	905,191	PLN	3,770,000	JPMorgan Chase Bank N.A.	05/02/23	(601)
USD	12,460,253	PLN	53,635,000	Societe Generale	05/02/23	(426,271)
THB	894,465,000	USD	26,232,184	UBS AG	05/03/23	(38,026)
USD	2,390,810	CAD	3,250,000	State Street Bank & Trust Company	05/03/23	(8,062)
USD	43,709,333	CHF	39,980,000	Morgan Stanley & Co. International PLC	05/03/23	(1,018,530)
USD	12,451,735	CZK	269,460,000	JPMorgan Chase Bank N.A.	05/03/23	(167,244)
USD	16,333,025	DKK	111,565,000	Deutsche Bank Securities Inc.	05/03/23	(160,811)
USD	370,076,370	EUR	339,495,000	Bank of New York	05/03/23	(4,013,322)
USD	384,566,349	EUR	352,675,000	Deutsche Bank Securities Inc.	05/03/23	(4,046,391)
USD	370,041,063	EUR	339,495,000	Morgan Stanley & Co. International PLC	05/03/23	(4,048,630)
USD	377,641,077	EUR	346,460,000	State Street Bank & Trust Company	05/03/23	(4,123,352)
USD	385,433,427	EUR	353,735,000	UBS AG	05/03/23	(4,347,328)
USD	175,644,556	GBP	142,522,500	JPMorgan Chase Bank N.A.	05/03/23	(3,470,641)
USD	166,934,735	GBP	134,702,500	Morgan Stanley & Co. International PLC	05/03/23	(2,352,675)
USD	6,682,974	GBP	5,360,000	State Street Bank & Trust Company	05/03/23	(53,208)
USD	10,095,397	GBP	8,160,000	UBS AG	05/03/23	(159,686)
USD	6,568,586	HUF	2,315,705,000	State Street Bank & Trust Company	05/03/23	(271,448)
USD	27,639,320	MXN	502,060,000	Deutsche Bank Securities Inc.	05/03/23	(284,705)
USD	7,401,914	RON	33,685,000	UBS AG	05/03/23	(129,586)
USD	32,533,718	SEK	336,090,000	State Street Bank & Trust Company	05/03/23	(239,403)
USD	736,261	THB	25,320,000	Citibank N.A.	05/03/23	(5,229)

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CNY	5,299,850,297	USD	766,705,287	State Street Bank & Trust Company	05/05/23	$(1,737,432)
GBP	5,190,000	USD	6,527,676	Morgan Stanley & Co. International PLC	06/02/23	(862)
USD	126,769,309	AUD	191,970,000	Citibank N.A.	06/02/23	(424,819)
USD	48,315,752	CAD	65,865,000	Bank of New York	06/02/23	(328,427)
USD	48,367,611	CAD	65,865,000	Deutsche Bank Securities Inc.	06/02/23	(276,569)
USD	48,318,836	CAD	65,865,000	JPMorgan Chase Bank N.A.	06/02/23	(325,343)
USD	48,299,277	CAD	65,865,000	Morgan Stanley & Co. International PLC	06/02/23	(344,902)
USD	48,304,024	CAD	65,865,000	UBS AG	06/02/23	(340,156)
USD	45,429,440	CHF	40,550,000	Morgan Stanley & Co. International PLC	06/02/23	(91,454)
USD	5,194,241	CNY	35,900,000	State Street Bank & Trust Company	06/02/23	(2,500)
USD	13,343,614	CZK	285,570,000	JPMorgan Chase Bank N.A.	06/02/23	(10,608)
USD	16,482,987	DKK	111,565,000	State Street Bank & Trust Company	06/02/23	(43,856)
USD	386,759,644	EUR	350,610,000	Bank of New York	06/02/23	(245,433)
USD	386,300,310	EUR	350,610,000	Deutsche Bank Securities Inc.	06/02/23	(704,767)
USD	385,529,354	EUR	350,610,000	JPMorgan Chase Bank N.A.	06/02/23	(1,475,723)
USD	385,284,628	EUR	350,610,000	Morgan Stanley & Co. International PLC	06/02/23	(1,720,449)
USD	385,483,999	EUR	350,600,000	UBS AG	06/02/23	(1,510,040)
USD	71,762,837	GBP	57,335,000	Bank of New York	06/02/23	(340,216)
USD	71,750,773	GBP	57,335,000	Deutsche Bank Securities Inc.	06/02/23	(352,279)
USD	71,600,693	GBP	57,335,000	JPMorgan Chase Bank N.A.	06/02/23	(502,359)
USD	71,571,280	GBP	57,335,000	Morgan Stanley & Co. International PLC	06/02/23	(531,772)
USD	71,531,855	GBP	57,325,000	UBS AG	06/02/23	(558,622)
USD	6,747,909	HUF	2,315,705,000	UBS AG	06/02/23	(27,003)
USD	10,388,179	ILS	37,725,000	Deutsche Bank Securities Inc.	06/02/23	(15,839)
USD	27,640,789	MXN	502,060,000	Deutsche Bank Securities Inc.	06/02/23	(109,716)
USD	8,412,579	NOK	90,260,000	Morgan Stanley & Co. International PLC	06/02/23	(69,543)
USD	13,238,057	NZD	21,600,000	UBS AG	06/02/23	(118,392)
USD	13,719,341	PLN	57,405,000	UBS AG	06/02/23	(50,059)
USD	8,259,403	RON	37,125,000	UBS AG	06/02/23	(35,662)
USD	32,544,927	SEK	336,090,000	Deutsche Bank Securities Inc.	06/02/23	(278,223)
USD	19,019,590	SGD	25,400,000	State Street Bank & Trust Company	06/05/23	(37,962)
KRW	2,526,080,000	USD	1,976,356	JPMorgan Chase Bank N.A.	06/21/23	(82,816)
USD	6,296,279	COP	30,692,470,000	Morgan Stanley & Co. International PLC	06/21/23	(164,922)
USD	39,762,889	IDR	615,937,697,565	Deutsche Bank Securities Inc.	06/21/23	(2,195,945)
USD	30,821,053	MYR	138,290,000	Morgan Stanley & Co. International PLC	06/21/23	(371,007)
USD	4,001,577	PEN	15,220,000	Morgan Stanley & Co. International PLC	06/21/23	(92,226)

						(45,834,785)

						$(6,006,715)

128	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$39,828,070	$—	$—	$39,828,070

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$45,834,785	$—	$—	$45,834,785

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(276,809,881)	$—	$—	$(276,809,881)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(4,968,579)	$—	$—	$(4,968,579)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$4,367,869,246
Average amounts sold — in USD	$8,541,533,888

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$39,828,070	$45,834,785

Total derivative assets and liabilities in the Statement of Assets and Liabilities	39,828,070	45,834,785
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	39,828,070	45,834,785

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of New York	$3,664,564	$(3,664,564)	$—	$—	$—
Citibank N.A.	456,398	(430,048)	—	—	26,350
Deutsche Bank Securities Inc.	7,229,314	(7,229,314)	—	—	—
JPMorgan Chase Bank N.A.	4,206,660	(4,206,660)	—	—	—
Morgan Stanley & Co. International PLC	5,602,505	(5,602,505)	—	—	—
Societe Generale	84,376	(84,376)	—	—	—
State Street Bank & Trust Company	13,009,060	(6,517,223)	—	—	6,491,837
UBS AG	5,575,193	(5,575,193)	—	—	—

	$39,828,070	$(33,309,883)	$—	$—	$6,518,187

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(c)(e)

Bank of New York	$5,183,897	$(3,664,564)	$—	$—	$1,519,333
Citibank N.A.	430,048	(430,048)	—	—	—
Deutsche Bank Securities Inc.	8,838,809	(7,229,314)	—	—	1,609,495
JPMorgan Chase Bank N.A.	6,119,311	(4,206,660)	—	(40,000)	1,872,651
Morgan Stanley & Co. International PLC	10,903,250	(5,602,505)	—	(710,000)	4,590,745
Societe Generale	426,271	(84,376)	—	—	341,895
State Street Bank & Trust Company	6,517,223	(6,517,223)	—	—	—
UBS AG	7,415,976	(5,575,193)	—	—	1,840,783

	$45,834,785	$(33,309,883)	$—	$(750,000)	$11,774,902

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$814,548,051	$—	$814,548,051
Foreign Government and Agency Obligations	—	3,471,641,754	—	3,471,641,754
Short-Term Securities
Money Market Funds	25,920,000	—	—	25,920,000

	$25,920,000	$4,286,189,805	$—	$4,312,109,805

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$39,828,070	$—	$39,828,070
Liabilities
Foreign Currency Exchange Contracts	—	(45,834,785)	—	(45,834,785)

	$—	$(6,006,715)	$—	(6,006,715)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

130	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,689,250,736	$4,286,189,805
Investments, at value — affiliated(c)	69,609,515	25,920,000
Cash	14,406	3,338
Cash pledged as collateral for OTC derivatives	—	750,000
Foreign currency, at value(d)	6,114	29,377,942
Receivables:
Investments sold	108,453,153	35,373,756
Securities lending income — affiliated	64,659	—
TBA sales commitments	6,047,725	—
Capital shares sold	1,381,182	9,963,675
Dividends — affiliated	109,975	47,082
Interest — unaffiliated	32,677,114	34,497,155
Due from broker	—	2,330,000
Unrealized appreciation on forward foreign currency exchange contracts	—	39,828,070

Total assets	4,907,614,579	4,464,280,823

LIABILITIES
Cash received as collateral for TBA commitments	4,000	—
Collateral on securities loaned, at value	47,076,732	—
TBA sales commitments, at value(e)	6,042,016	—
Payables:
Investments purchased	129,890,792	73,804,862
Capital shares redeemed	221,316	—
Deferred foreign capital gain tax	—	153,904
Foreign taxes	—	116
Investment advisory fees	235,465	243,681
Unrealized depreciation on forward foreign currency exchange contracts	—	45,834,785

Total liabilities	183,470,321	120,037,348

NET ASSETS	$4,724,144,258	$4,344,243,475

NET ASSETS CONSIST OF
Paid-in capital	$5,062,085,984	$4,683,749,760
Accumulated loss	(337,941,726)	(339,506,285)

NET ASSETS	$4,724,144,258	$4,344,243,475

NET ASSETVALUE

Shares outstanding	100,000,000	88,550,000

Net asset value	$47.24	$49.06

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$4,920,429,412	$4,806,306,457

(b) Securities loaned, at value	$45,354,358	$—

(c) Investments, at cost — affiliated	$69,602,475	$25,920,000

(d) Foreign currency, at cost	$5,782	$29,355,689

(e) Proceeds from TBA sales commitments	$6,047,725	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	131

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$779,340	$161,440
Interest — unaffiliated	64,796,549	36,925,163
Securities lending income — affiliated — net	403,318	—
Other income — unaffiliated	25,108	5,647
Foreign taxes withheld	—	(169,925)
Other foreign taxes	—	(122)

Total investment income	66,004,315	36,922,203

EXPENSES
Investment advisory	1,499,199	1,409,873

Total expenses	1,499,199	1,409,873

Less:
Investment advisory fees waived	(15,271)	—

Total expenses after fees waived	1,483,928	1,409,873

Net investment income	64,520,387	35,512,330

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(27,651,395)	(74,204,538)
Investments — affiliated	(11,113)	—
Capital gain distributions from underlying funds — affiliated	—	92
Forward foreign currency exchange contracts	—	(276,809,881)
Foreign currency transactions	—	(325,984)
In-kind redemptions — unaffiliated(b)	(36,309,275)	(5,651,125)

	(63,971,783)	(356,991,436)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	205,203,516	439,701,676
Investments — affiliated	18,469	—
Forward foreign currency exchange contracts	—	(4,968,579)
Foreign currency translations	398	2,167,669

	205,222,383	436,900,766

Net realized and unrealized gain	141,250,600	79,909,330

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$205,770,987	$115,421,660

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$(2,642)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(136,486)

See notes to financial statements.

132	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$64,520,387	$102,399,768	$35,512,330		$45,250,705
Net realized gain (loss)	(63,971,783)	(125,793,850)	(356,991,436)		560,513,947
Net change in unrealized appreciation (depreciation)	205,222,383	(454,599,174)	436,900,766		(1,004,357,679)

Net increase (decrease) in net assets resulting from operations	205,770,987	(477,993,256)	115,421,660		(398,593,027)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(65,042,805)	(103,820,594)	(90,752,616	)(b)	(43,841,993)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(477,317,794)	(592,584,886)	641,059,974		233,105,618

NET ASSETS
Total increase (decrease) in net assets	(336,589,612)	(1,174,398,736)	665,729,018		(209,329,402)
Beginning of period	5,060,733,870	6,235,132,606	3,678,514,457		3,887,843,859

End of period	$4,724,144,258	$5,060,733,870	$4,344,243,475		$3,678,514,457

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	133

Financial Highlights

(For a share outstanding throughout each period)

		iShares Core 1-5 Year USD Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$45.92		$50.73		$51.38	$50.50	$48.79	$50.08

Net investment income(a)	0.60		0.85		0.84	1.18	1.42	1.24
Net realized and unrealized gain (loss)(b)	1.32		(4.80)		(0.61)	0.92	1.68	(1.37)

Net increase (decrease) from investment operations	1.92		(3.95)		0.23	2.10	3.10	(0.13)

Distributions(c)
From net investment income		(0.60)	(0.83)		(0.88)	(1.22)	(1.39)	(1.16)
From net realized gain	—		(0.03)		—	—	—	—

Total distributions		(0.60)	(0.86)		(0.88)	(1.22)	(1.39)	(1.16)

Net asset value, end of period	$47.24		$45.92		$50.73	$51.38	$50.50	$48.79

Total Return(d)
Based on net asset value	4.19	%(e)	(7.86	)%(f)	0.44%	4.22%	6.43%	(0.25)%

Ratios to Average Net Assets(g)
Total expenses	0.06	%(h)	0.06%		0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived	0.06	%(h)	0.06%		0.06%	0.06%	0.06%	0.06%

Net investment income	2.58	%(h)	1.75%		1.64%	2.32%	2.85%	2.53%

Supplemental Data
Net assets, end of period (000)	$4,724,144		$5,060,734		$6,235,133	$4,700,991	$2,863,252	$2,205,285

Portfolio turnover rate(i)(j)		17%	60%		82%	77%	83%	107%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

134	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Core International Aggregate Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$48.72		$54.84	$55.77	$55.23		$52.17	$51.98

Net investment income(a)	0.43		0.63	0.56	0.55		0.55	0.47
Net realized and unrealized gain (loss)(b)	0.99		(6.12)	(1.39)	1.17		4.80	0.44

Net increase (decrease) from investment operations	1.42		(5.49)	(0.83)	1.72		5.35	0.91

Distributions(c)
From net investment income	(1.08	)(d)	(0.60)	(0.10)	(0.46)		(2.29)	(0.72)
From net realized gain	—		(0.03)	—	(0.01)		—	—
Return of capital	—		—	—	(0.71)		—	—

Total distributions		(1.08)	(0.63)	(0.10)	(1.18)		(2.29)	(0.72)

Net asset value, end of period	$49.06		$48.72	$54.84	$55.77		$55.23	$52.17

Total Return(e)
Based on net asset value	2.87	%(f)	(10.05)%	(1.52)%	3.16	%(g)	10.50%	1.77%

Ratios to Average Net Assets(h)
Total expenses	0.07	%(i)	0.07%	0.08%	0.09%		0.09%	0.09%

Net investment income	1.76	%(i)	1.21%	1.00%	0.99%		1.02%	0.91%

Supplemental Data
Net assets, end of period (000)	$4,344,243		$3,678,514	$3,887,844	$3,228,915		$1,828,114	$871,318

Portfolio turnover rate(j)		13%	11%	16%	36%		12%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	135

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

136	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

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inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of

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borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core 1-5 Year USD Bond
Barclays Bank PLC	$2,674,057	$(2,674,057)	$—		$—
Barclays Capital, Inc.	1,884,017	(1,884,017)	—		—
BMO Capital Markets Corp.	475,130	(475,130)	—		—
BNP Paribas SA	572,678	(572,678)	—		—
BofA Securities, Inc.	8,541,156	(8,541,156)	—		—
Citadel Clearing LLC	51,369	(51,369)	—		—
Citigroup Global Markets, Inc.	1,444,141	(1,444,141)	—		—
Credit Suisse Securities (USA) LLC	587,543	(587,543)	—		—
Deutsche Bank Securities, Inc.	1,531,146	(1,531,146)	—		—
Goldman Sachs & Co. LLC	4,674,681	(4,674,681)	—		—
HSBC Securities (USA), Inc.	48,666	(48,666)	—		—
J.P. Morgan Securities LLC	9,790,106	(9,790,106)	—		—
Jefferies LLC	1,308,729	(1,308,729)	—		—
Morgan Stanley	6,129,821	(6,129,821)	—		—
Nomura Securities International, Inc.	68,569	(68,569)	—		—
Pershing LLC	1,347,874	(1,347,874)	—		—
RBC Capital Markets LLC	663,229	(663,229)	—		—
TD Securities (USA) LLC	772,046	(772,046)	—		—
Toronto-Dominion Bank	579,856	(579,856)	—		—
Wells Fargo Securities LLC	2,209,544	(2,209,544)	—		—

	$45,354,358	$(45,354,358)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign

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currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Core 1-5 Year USD Bond	$15,271

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

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Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core 1-5 Year USD Bond	$94,837

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core 1-5 Year USD Bond	$567,012,039	$616,167,629	$260,789,874	$208,852,725
Core International Aggregate Bond	—	—	519,428,226	627,097,231

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core 1-5 Year USD Bond	$377,256,129	$822,592,298
Core International Aggregate Bond	537,378,427	98,288,448

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Core 1-5 Year USD Bond	$50,723,841
Core International Aggregate Bond	15,206,996

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core 1-5 Year USD Bond	$4,992,292,816	$13,412,078	$(246,838,934)	$(233,426,856)
Core International Aggregate Bond	4,841,093,718	76,317,446	(611,308,074)	(534,990,628)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to

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company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the certain Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority

N O T E S T O F I N A N C I A L S T A T E M E N T S	143

Notes to Financial Statements (unaudited) (continued)

of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

Core 1-5 Year USD Bond
Shares sold	8,800,000	$410,943,673	25,100,000	$1,209,211,121
Shares redeemed	(19,000,000)	(888,261,467)	(37,800,000)	(1,801,796,007)

	(10,200,000)	$(477,317,794)	(12,700,000)	$(592,584,886)

Core International Aggregate Bond
Shares sold	15,950,000	$782,216,472	7,550,000	$390,696,668
Shares redeemed	(2,900,000)	(141,156,498)	(2,950,000)	(157,591,050)

	13,050,000	$641,059,974	4,600,000	$233,105,618

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core 1-5 Year USD Bond ETF and iShares Core International Aggregate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	145

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Core 1-5 Year USD Bond	$0.598458	$—	$—	$0.598458	100%	—%	—%		100%
Core International Aggregate Bond(a)	1.081672	—	0.000004	1.081676	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 0.01%.

146	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	147

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

OJSC	Open Joint Stock Company

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PLN	Polish Zloty

RON	Romanian Leu

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

Portfolio Abbreviation (continued)

RB	Revenue Bond

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

TBA	To-Be-Announced

148	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1006-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds 2023 Term High Yield and Income ETF | IBHC | Cboe BZX

•	iShares iBonds 2024 Term High Yield and Income ETF | IBHD | Cboe BZX

•	iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX

•	iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX

•	iShares iBonds 2027 Term High Yield and Income ETF | IBHG | Cboe BZX

•	iShares iBonds 2028 Term High Yield and Income ETF | IBHH | Cboe BZX

•	iShares iBonds 2029 Term High Yield and Income ETF | IBHI | Cboe BZX

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® iBonds® 2023 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2023 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2023, as represented by the Bloomberg 2023 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.75%	3.09%	3.03%	3.09%	12.63%
Fund Market	2.77	3.48	3.07	3.48	12.81
Index	2.88	3.61	3.90	3.61	16.43

The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,027.50	$ 1.71		$ 1,000.00	$ 1,023.10	$ 1.71		0.34%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets(a)

A	2.5%

Baa	70.7

Ba	12.6

B	7.3

Not Rated	3.3

Short-Term and Other Assets	3.6

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

Ball Corp., 4.00%, 11/15/23	2.6%

Sprint LLC, 7.88%, 09/15/23	2.3

Newmark Group Inc., 6.13%, 11/15/23	2.2

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.15%, 10/29/23	2.1

Commerzbank AG, 8.13%, 09/19/23	2.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® 2024 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2024 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2024, as represented by the Bloomberg 2024 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.12%	4.61%	3.03%	4.61%	12.65%
Fund Market	5.14	4.86	3.06	4.86	12.78
Index	5.35	4.68	3.38	4.68	14.14

The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,051.20	$ 1.78		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets(a)

Baa	10.0%

Ba	40.9

B	32.6

Caa	13.1

Ca	—(b)

Not Rated	3.4

Short-Term and Other Assets	0.0

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

Intesa Sanpaolo SpA, 5.02%, 06/26/24	3.0%

Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24	3.0

OneMain Finance Corp., 6.13%, 03/15/24	3.0

Las Vegas Sands Corp., 3.20%, 08/08/24	2.9

Telecom Italia SpA/Milano, 5.30%, 05/30/24	2.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® iBonds® 2025 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2025 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2025, as represented by the Bloomberg 2025 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.10%	3.00%	3.32%	3.00%	13.90%
Fund Market	5.26	3.48	3.37	3.48	14.13
Index	5.45	3.43	3.81	3.43	16.06

The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,051.00	$ 1.78		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets(a)

Baa	4.9%

Ba	40.5

B	37.3

Caa	12.9

Ca	0.3

Not Rated	0.8

Short-Term and Other Assets	3.3

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

Caesars Entertainment Inc., 6.25%, 07/01/25	2.8%

American Airlines Inc., 11.75%, 07/15/25	2.3

Sands China Ltd., 5.63%, 08/08/25	1.5

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25	1.4

WESCO Distribution Inc., 7.13%, 06/15/25	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® 2026 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2026 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2026, as represented by the Bloomberg 2026 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.44%	2.03%	1.27%	2.03%	3.17%
Fund Market	5.92	2.75	1.44	2.75	3.59
Index	5.72	2.27	1.61	2.27	4.02

The inception date of the Fund was November 10, 2020. The first day of secondary market trading was November 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,054.40	$ 1.78		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets(a)

Baa	4.3%

Ba	34.2

B	47.9

Caa	10.5

Ca	—(b)

Not Rated	1.5

Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

TransDigm Inc., 6.25%, 03/15/26	2.2%

American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	2.1

Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26	1.7

DISH DBS Corp., 5.25%, 12/01/26	1.3

CHS/Community Health Systems Inc., 8.00%, 03/15/26	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares® iBonds® 2027 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2027 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2027, as represented by the Bloomberg 2027 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.91%	1.38%	(2.35)%	1.38%	(4.23)%
Fund Market	6.19	2.27	(2.21)	2.27	(3.98)
Index	6.05	1.67	(2.00)	1.67	(3.61)

The inception date of the Fund was July 7, 2021. The first day of secondary market trading was July 9, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,059.10	$ 1.79		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets (a)

Baa	2.3%

Ba	36.2

B	46.7

Caa	12.2

Not Rated	0.2
Short-Term and Other Assets	2.4

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets (a)

DISH Network Corp., 11.75%, 11/15/27	1.8%

Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	1.7

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	1.7

Carnival Corp., 5.75%, 03/01/27	1.5
TransDigm Inc., 5.50%, 11/15/27	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® 2028 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2028 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2028, as represented by the Bloomberg 2028 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.62%	0.27%	(2.56)%	0.27%	(2.93)%
Fund Market	6.02	0.86	(2.28)	0.86	(2.61)
Index	5.71	0.44	(2.56)	0.44	(2.93)

The inception date of the Fund was March 8, 2022. The first day of secondary market trading was March 10, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,056.20	$ 1.78		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Net Assets(a)

Baa	3.3%

Ba	35.4

B	50.7

Caa	8.5

Not Rated	1.2

Short-Term and Other Assets	0.9

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

Melco Resorts Finance Ltd., 5.75%, 07/21/28	1.3%

Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 10.50%, 02/15/28	1.3

Tenet Healthcare Corp., 6.13%, 10/01/28	1.2

CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	1.2

TransDigm Inc., 6.75%, 08/15/28	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2023	iShares® iBonds® 2029 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2029 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2029, as represented by the Bloomberg 2029 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	6.58%	0.10%	(3.62)%	0.10%	(4.14)%
Fund Market	6.96	0.91	(3.29)	0.91	(3.77)
Index	6.70	0.32	(3.59)	0.32	(4.11)

The inception date of the Fund was March 8, 2022. The first day of secondary market trading was March 10, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,065.80	$ 1.79		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Net Assets(a)

Baa	1.4%

Ba	33.9

B	46.9

Caa	14.3

Not Rated	1.2

Short-Term and Other Assets	2.3

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

Mozart Debt Merger Sub Inc., 3.88%, 04/01/29	1.8%

Picard Midco Inc., 6.50%, 03/31/29	1.5

American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	1.4

Neptune Bidco U.S. Inc., 9.29%, 04/15/29	1.1

Mozart Debt Merger Sub Inc., 5.25%, 10/01/29	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	11

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.2%
Boeing Co. (The)
1.88%, 06/15/23 (Call 05/30/23)	$350	$348,449
4.51%, 05/01/23	2,365	2,365,000
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	765	762,682
Northrop Grumman Corp., 3.25%, 08/01/23(a)	650	645,697
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	420	415,834

		4,537,662

Agriculture — 0.4%
Reynolds American Inc., 4.85%, 09/15/23	770	766,420

Auto Manufacturers — 6.5%
Ford Motor Credit Co. LLC
3.10%, 05/04/23(a)	365	365,102
3.37%, 11/17/23	3,100	3,049,842
4.38%, 08/06/23(a)	1,283	1,276,662
General Motors Financial Co. Inc.
1.70%, 08/18/23	1,865	1,843,795
3.70%, 05/09/23	1,335	1,334,399
4.15%, 06/19/23 (Call 05/19/23)	625	623,475
4.25%, 05/15/23(a)	460	459,738
Nissan Motor Acceptance Corp., 3.88%, 09/21/23(b)	1,000	993,170
Nissan Motor Co. Ltd., 3.04%, 09/15/23(b)	3,500	3,459,365

		13,405,548

Banks — 7.7%
Citigroup Inc., 3.50%, 05/15/23	1,060	1,059,364
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	2,000	1,980,080
Commerzbank AG, 8.13%, 09/19/23(b)	4,400	4,358,948
Cooperatieve Rabobank UA, 4.63%, 12/01/23	835	829,681
Credit Suisse Group AG, 3.80%, 06/09/23	1,955	1,924,580
Discover Bank, 4.20%, 08/08/23	1,455	1,447,012
Fifth Third Bancorp., 1.63%, 05/05/23	535	534,818
First Horizon Corp., 3.55%, 05/26/23(a)	580	577,083
Morgan Stanley, 4.10%, 05/22/23	3,085	3,082,470

		15,794,036

Beverages — 0.5%
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	320	319,837
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)	770	760,175

		1,080,012

Biotechnology — 3.8%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	815	807,388
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 05/09/23)	4,050	3,975,399
2.50%, 09/01/23 (Call 07/01/23)(a)	1,110	1,099,677
Royalty Pharma PLC, 0.75%, 09/02/23	1,895	1,860,795

		7,743,259

Building Materials — 1.0%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	723	718,235
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	680	669,304
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 05/30/23)	680	672,928

		2,060,467

Chemicals — 1.3%
International Flavors & Fragrances Inc., 3.20%, 05/01/23	335	335,000
LYB International Finance BV, 4.00%, 07/15/23	555	552,397
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	1,250	1,238,900

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd., 1.90%, 05/13/23	$565	$563,915

		2,690,212

Commercial Services — 1.9%
ADT Security Corp. (The), 4.13%, 06/15/23(a)	2,072	2,066,530
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	550	548,306
Global Payments Inc.
3.75%, 06/01/23 (Call 05/30/23)	600	598,896
4.00%, 06/01/23 (Call 05/01/23)	640	638,330

		3,852,062

Computers — 2.6%
Hewlett Packard Enterprise Co., 4.45%, 10/02/23 (Call 09/02/23)	2,605	2,592,288
Leidos Inc., 2.95%, 05/15/23 (Call 05/09/23)(a)	475	474,553
Seagate HDD Cayman, 4.75%, 06/01/23	2,190	2,187,153

		5,253,994

Diversified Financial Services — 10.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.15%, 10/29/23	4,485	4,380,141
4.50%, 09/15/23 (Call 08/15/23)	2,865	2,846,807
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	1,005	995,342
3.88%, 07/03/23 (Call 06/03/23)	680	677,661
Aircastle Ltd., 4.40%, 09/25/23 (Call 08/25/23)(a)	1,835	1,819,916
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,600	1,559,664
3.05%, 06/05/23 (Call 05/05/23)(a)	965	960,638
BGC Partners Inc., 5.38%, 07/24/23	480	477,528
Capital One Financial Corp., 3.50%, 06/15/23	925	921,207
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 05/30/23)	550	548,988
Navient Corp., 7.25%, 09/25/23(a)	3,454	3,461,944
OneMain Finance Corp., 8.25%, 10/01/23(a)	2,100	2,110,500
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	350	349,304

		21,109,640

Electric — 7.2%
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 05/30/23)(a)	680	664,884
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	620	613,447
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 05/30/23)(a)	1,215	1,182,049
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	530	525,665
Eversource Energy
2.80%, 05/01/23(a)	480	480,000
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	525	520,091
Georgia Power Co., Series A, 2.10%, 07/30/23	950	941,193
OGE Energy Corp., 0.70%, 05/26/23(a)	565	562,474
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 05/30/23)	1,545	1,508,646
3.25%, 06/15/23 (Call 05/30/23)(a)	405	403,676
3.85%, 11/15/23 (Call 08/15/23)	450	445,032
4.25%, 08/01/23 (Call 07/01/23)(a)	1,485	1,478,629
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 05/09/23)	1,310	1,278,678
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)(a)	2,210	2,200,475
WEC Energy Group Inc., 0.55%, 09/15/23	1,010	991,345
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	965	942,641

		14,738,925

Electronics — 0.2%
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	325	323,466

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.4%
Republic Services Inc., 4.75%, 05/15/23(a)	$325	$324,792
Waste Management Inc., 2.40%, 05/15/23	535	534,010

		858,802

Food — 1.1%
Conagra Brands Inc., 0.50%, 08/11/23 (Call 05/30/23)(a)	480	473,227
Kellogg Co., 2.65%, 12/01/23(a)	595	585,784
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	575	572,234
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	655	651,640

		2,282,885

Gas — 0.4%
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	430	425,704
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	480	473,616

		899,320

Health Care - Products — 1.3%
Baxter International Inc., 0.87%, 12/01/23(a)	1,270	1,235,088
PerkinElmer Inc., 0.55%, 09/15/23 (Call 05/30/23)(a)	720	707,184
Stryker Corp., 0.60%, 12/01/23 (Call 05/09/23)(a)	765	744,888

		2,687,160

Health Care - Services — 1.9%
Aetna Inc., 2.80%, 06/15/23 (Call 05/15/23)	1,750	1,744,155
Humana Inc., 0.65%, 08/03/23 (Call 05/08/23)	1,450	1,433,108
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	820	812,620

		3,989,883

Holding Companies - Diversified — 1.9%
Blackstone Secured Lending Fund, 3.65%, 07/14/23	575	570,929
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	3,435	3,428,439

		3,999,368

Home Builders — 0.7%
DR Horton Inc., 5.75%, 08/15/23 (Call 05/15/23)	560	559,709
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	980	975,384

		1,535,093

Insurance — 1.6%
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)(a)	480	475,541
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	340	336,375
Jackson Financial Inc., 1.13%, 11/22/23	1,500	1,458,270
Lincoln National Corp., 4.00%, 09/01/23	500	496,275
Reinsurance Group of America Inc., 4.70%, 09/15/23	630	627,411

		3,393,872

Lodging — 0.6%
Hyatt Hotels Corp., 1.30%, 10/01/23 (Call 05/30/23)	820	807,765
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	375	371,884

		1,179,649

Machinery — 1.0%
CNH Industrial Capital LLC, 1.95%, 07/02/23	1,200	1,192,248
CNH Industrial NV, 4.50%, 08/15/23	780	776,474

		1,968,722

Manufacturing — 0.2%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 05/30/23)	460	451,403

Media — 0.5%
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	945	937,572

Oil & Gas — 0.4%
Pioneer Natural Resources Co., 0.55%, 05/15/23	750	748,200

Security	Par (000)	Value

Packaging & Containers — 3.7%
Ball Corp., 4.00%, 11/15/23(a)	$5,490	$5,432,904
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	2,175	2,172,325

		7,605,229

Pharmaceuticals — 8.2%
AbbVie Inc. 2.85%, 05/14/23	955	954,131
3.75%, 11/14/23 (Call 10/14/23)(a)	3,650	3,617,114
Cigna Group (The) 3.00%, 07/15/23 (Call 05/16/23)	1,305	1,297,614
3.75%, 07/15/23 (Call 06/15/23)(a)	1,655	1,648,347
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)(a)	560	555,341
Elanco Animal Health Inc., 6.02%, 08/28/23 (Call 07/28/23)(a)	3,975	3,966,016
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	690	683,169
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	3,357	3,321,315
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	765	760,494

		16,803,541

Pipelines — 5.9%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 05/30/23)	3,740	3,722,871
Enbridge Inc. 0.55%, 10/04/23(a)	855	835,318
4.00%, 10/01/23 (Call 07/01/23)(a)	1,665	1,652,795
Energy Transfer LP, Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	880	875,001
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)(a)	1,090	1,083,514
Kinder Morgan Energy Partners LP, 3.50%, 09/01/23 (Call 06/01/23)	575	571,257
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	675	676,330
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23 (Call 07/15/23)	822	814,775
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	645	639,511
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)(a)	1,255	1,248,813

		12,120,185

Real Estate — 2.2%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	4,500	4,475,925

Real Estate Investment Trusts — 3.4%
American Tower Corp., 3.00%, 06/15/23	800	797,296
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)	1,070	1,053,982
Crown Castle Inc., 3.15%, 07/15/23 (Call 06/15/23)	725	721,353
Essex Portfolio LP, 3.25%, 05/01/23	325	325,000
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	690	685,667
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 05/30/23)(a)	480	476,333
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(a)(b)	3,000	2,991,210

		7,050,841

Retail — 3.8%
AutoZone Inc., 3.13%, 07/15/23 (Call 05/30/23)	480	477,298
Brinker International Inc., 3.88%, 05/15/23(a)	1,860	1,858,084
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	640	636,518
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 05/30/23)	325	324,288
Starbucks Corp., 3.85%, 10/01/23 (Call 07/01/23)(a)	1,115	1,109,414
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 05/30/23)	1,360	1,327,455

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(a)	$2,170	$2,152,293

		7,885,350

Semiconductors — 2.2%
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)	470	468,463
Microchip Technology Inc.
2.67%, 09/01/23	1,625	1,608,490
4.33%, 06/01/23 (Call 05/01/23)	1,955	1,951,403
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 05/15/23)	535	532,913

		4,561,269

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 05/09/23)	535	526,670

Software — 4.6%
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	2,060	2,044,962
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	4,055	4,009,909
3.63%, 07/15/23(a)	945	941,834
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(a)	1,015	1,007,560
VMware Inc., 0.60%, 08/15/23	1,375	1,355,434

		9,359,699

Telecommunications — 3.7%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,025	1,018,532
Rogers Communications Inc., 4.10%, 10/01/23 (Call 07/01/23)(a)	2,000	1,983,240
Sprint LLC, 7.88%, 09/15/23(a)	4,674	4,709,523

		7,711,295

Transportation — 0.8%
Kansas City Southern, 3.00%, 05/15/23	470	469,366

Security	Par/ Shares (000)	Value

Transportation (continued)
Ryder System Inc.
3.75%, 06/09/23 (Call 05/09/23)(a)	$550	$548,449
3.88%, 12/01/23 (Call 11/01/23)(a)	645	637,963

		1,655,778

Total Long-Term Investments — 96.4% (Cost: $198,897,232)		198,043,414

Short-Term Securities

Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	16,178	16,182,862
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	12,120	12,120,000

Total Short-Term Securities — 13.8% (Cost: $28,295,340)		28,302,862

Total Investments — 110.2% (Cost: $227,192,572)		226,346,276

Liabilities in Excess of Other Assets — (10.2)%		(21,032,832)

Net Assets — 100.0%		$205,313,444

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,056,271	$—		$(6,885,306	)(a)	$3,727	$8,170	$16,182,862	16,178	$76,584	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,600,000	1,520,000	(a)	—		—	—	12,120,000	12,120	267,781		7

						$3,727	$8,170	$28,302,862		$344,365		$7

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2023 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$198,043,414	$—	$198,043,414
Short-Term Securities
Money Market Funds	28,302,862	—	—	28,302,862

	$28,302,862	$198,043,414	$—	$226,346,276

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.1%
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	$5,544	$5,514,284

Airlines — 3.0%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	5,742	5,548,437
United Airlines Holdings Inc., 5.00%, 02/01/24(a)	2,427	2,409,113

		7,957,550

Auto Manufacturers — 4.1%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,334	1,289,564
3.81%, 01/09/24 (Call 11/09/23)	1,350	1,326,065
4.06%, 11/01/24 (Call 10/01/24)(a)	2,635	2,563,407
5.58%, 03/18/24 (Call 02/18/24)	2,640	2,622,101
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(b)	3,100	2,892,114

		10,693,251

Banks — 4.0%
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 05/30/23)(b)	2,696	2,602,826
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	8,010	7,811,833

		10,414,659

Chemicals — 2.2%
Cornerstone Chemical Co., 10.25%, 09/01/27	2,146	1,915,241
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	1,954	1,907,299
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 05/30/23)(a)(b)	1,912	1,914,505

		5,737,045

Commercial Services — 3.0%
Grand Canyon University, 4.13%, 10/01/24	3,196	3,033,867
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)(b)	4,942	4,909,333

		7,943,200

Computers — 1.2%
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	3,147	3,107,505

Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24 (Call 11/15/23)(b)	448	16,388

Diversified Financial Services — 11.4%
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/23)(a)(b)	1,835	1,536,794
Enova International Inc., 8.50%, 09/01/24 (Call 05/30/23)(b)	1,613	1,602,338
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(b)(c)	8,727	7,790,535
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)(b)	3,590	3,408,526
Navient Corp.
5.88%, 10/25/24(a)	2,907	2,860,575
6.13%, 03/25/24	5,046	5,001,848
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	7,910	7,782,728

		29,983,344

Electric — 1.7%
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(b)	4,440	4,377,485

Electronics — 1.0%
Sensata Technologies BV, 5.63%, 11/01/24(b)	2,678	2,681,133

Engineering & Construction — 0.9%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	2,518	2,437,197

Entertainment — 5.6%
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 05/30/23)(a)(b)	3,432	3,392,463

Security	Par (000)	Value

Entertainment (continued)
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 05/15/23)(a)(b)	$1,500	$1,484,670
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 05/30/23)(a)(b)	5,290	5,290,423
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	4,845	4,615,977

		14,783,533

Environmental Control — 1.3%
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/23)(b)	3,377	3,362,479

Gas — 1.7%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	4,424	4,397,589

Health Care - Services — 2.9%
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 05/30/23)(a)	4,304	4,265,436
4.63%, 09/01/24 (Call 09/01/23)	3,358	3,336,643

		7,602,079

Holding Companies - Diversified — 3.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
4.75%, 09/15/24 (Call 06/15/24)(a)	7,052	6,963,497
Stena AB, 7.00%, 02/01/24(b)	2,580	2,571,744

		9,535,241

Home Builders — 1.9%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)(b)	1,972	1,966,636
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	2,972	2,970,009

		4,936,645

Internet — 2.1%
Rakuten Group Inc., 10.25%, 11/30/24 (Call 11/28/23)(b)	5,760	5,640,826

Iron & Steel — 0.8%
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/23)(a)(b)	2,117	2,020,888

Leisure Time — 1.3%
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/23)(b)	3,688	3,468,158

Lodging — 6.8%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	7,961	7,702,427
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/23)(b)	4,625	4,544,895
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	1,772	1,761,900
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 05/09/23)(a)(b)	3,855	3,726,474

		17,735,696

Machinery — 0.7%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 05/30/23)(a)(b)	1,908	1,897,010

Manufacturing — 2.0%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 05/30/23)(b)	2,876	2,618,397
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	2,596	2,533,021

		5,151,418

Media — 8.3%
AMC Networks Inc., 5.00%, 04/01/24 (Call 05/30/23)(a)	2,493	2,457,575
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/30/23)(b)	3,440	3,444,610
CSC Holdings LLC, 5.25%, 06/01/24(a)	4,858	4,737,764
DISH DBS Corp., 5.88%, 11/15/24(a)	9,088	7,530,953
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)(b)	3,627	3,619,021

		21,789,923

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 2.3%
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)(b)	$1,504	$1,504,000
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	4,473	4,445,759

		5,949,759

Office & Business Equipment — 0.7%
Xerox Corp., 3.80%, 05/15/24	1,992	1,946,961

Oil & Gas — 4.0%
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/29/23)(b)	2,711	2,643,062
Occidental Petroleum Corp., 2.90%, 08/15/24 (Call 06/15/24) .	4,175	4,056,054
Puma International Financing SA, 5.13%, 10/06/24 (Call 05/09/23)(b)	3,820	3,661,012

		10,360,128

Oil & Gas Services — 1.0%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)(a)	2,596	2,554,490

Packaging & Containers — 2.4%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)(a)	1,687	1,669,219
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(b)	2,743	2,739,050
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/23)(b)	1,939	1,984,198

		6,392,467

Pharmaceuticals — 1.6%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	4,385	4,234,858

Pipelines — 2.3%
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	1,995	1,944,387
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	1,961	1,897,189
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	2,335	2,196,815

		6,038,391

Real Estate Investment Trusts — 3.6%
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	2,305	2,178,294
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	5,365	5,118,318
4.65%, 03/15/24 (Call 09/15/23)	2,091	2,049,598

		9,346,210

Security	Par/ Shares (000)	Value

Retail — 3.4%
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	$2,259	$2,212,239
Nordstrom Inc., 2.30%, 04/08/24 (Call 05/15/23)	1,576	1,505,931
QVC Inc., 4.85%, 04/01/24(a)	3,766	3,227,612
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/23)(b)	1,919	1,916,045

		8,861,827

Telecommunications — 5.1%
Sprint LLC, 7.13%, 06/15/24	5,579	5,670,942
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	7,781	7,603,515

		13,274,457

Total Long-Term Investments — 100.0% (Cost: $264,254,965)		262,144,074

Short-Term Securities

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	24,867	24,874,956
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	640	640,000

Total Short-Term Securities — 9.8% (Cost: $25,505,841)		25,514,956

Total Investments — 109.8% (Cost: $289,760,806)		287,659,030

Liabilities in Excess of Other Assets — (9.8)%		(25,604,432)

Net Assets — 100.0%		$262,054,598

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,365,980	$4,492,629	(a)	$—		$6,646	$9,701	$24,874,956	24,867	$229,409	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,860,000	—		(2,220,000	)(a)	—	—	640,000	640	96,660		1

						$6,646	$9,701	$25,514,956		$326,069		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2024 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$262,144,074	$—	$262,144,074
Short-Term Securities
Money Market Funds	25,514,956	—	—	25,514,956

	$25,514,956	$262,144,074	$—	$287,659,030

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(a)(b)	$485	$478,666
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/23)(a)	586	587,992

		1,066,658

Aerospace & Defense — 3.0%
Bombardier Inc., 7.50%, 03/15/25 (Call 05/29/23)(a)(b)	509	508,903
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	880	906,743
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	1,550	1,464,502
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/24)(a)	1,727	1,717,812
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/23)(b)	698	648,973

		5,246,933

Airlines — 4.0%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	674	635,380
American Airlines Inc., 11.75%, 07/15/25(a)	3,600	3,964,931
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	1,591	1,606,662
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	373	349,617
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	471	465,112

		7,021,702

Auto Manufacturers — 4.9%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	1,750	1,718,465
Ford Motor Credit Co. LLC 2.30%, 02/10/25 (Call 01/10/25)	970	904,137
3.38%, 11/13/25 (Call 10/13/25)	1,710	1,588,248
4.13%, 08/04/25	1,090	1,034,159
4.69%, 06/09/25 (Call 04/09/25)	465	448,888
5.13%, 06/16/25 (Call 05/16/25)	1,360	1,324,055
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/23)(a)	945	939,047
Nissan Motor Co. Ltd., 3.52%, 09/17/25 (Call 08/17/25)(a)	621	580,542

		8,537,541

Auto Parts & Equipment — 2.3%
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)	645	645,774
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(a)(b)	566	559,089
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/23)	1,170	1,199,613
ZF North America Capital Inc., 4.75%, 04/29/25(a)	1,605	1,568,053

		3,972,529

Banks — 0.4%
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 05/30/23)(a) .	785	730,238

Building Materials — 0.5%
Jeld-Wen Inc. 4.63%, 12/15/25 (Call 05/30/23)(a)	537	517,974
6.25%, 05/15/25 (Call 05/15/23)(a)(b)	328	331,362

		849,336

Chemicals — 1.3%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(a)(b)	957	955,813
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/30/23)(a)	792	768,993
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.38%, 09/01/25 (Call 09/01/23)(a)(b)	730	611,134

		2,335,940

Security	Par (000)	Value

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(a)	$585	$582,865

Commercial Services — 2.5%
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(a)(b)	740	588,981
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/23)(a)	536	531,953
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/23)(a)	421	403,343
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)	727	724,426
Sabre GLBL Inc. 7.38%, 09/01/25 (Call 05/30/23)(a)(b)	1,229	1,091,967
9.25%, 04/15/25 (Call 03/16/25)(a)	1,098	1,012,762

		4,353,432

Computers — 0.6%
Seagate HDD Cayman, 4.75%, 01/01/25	663	645,172
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(a)	417	419,093

		1,064,265

Distribution & Wholesale — 0.6%
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/23)(a)(b)	569	537,523
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/23)(a)(b)	472	469,673

		1,007,196

Diversified Financial Services — 5.8%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	1,509	1,463,896
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	1,062	1,051,475
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/23)(a)(b)	508	490,037
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/23)(a)	500	392,970
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/23)(a)	720	509,328
Navient Corp., 6.75%, 06/25/25	713	702,847
OneMain Finance Corp., 6.88%, 03/15/25	1,790	1,749,707
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/23)(a)	959	904,970
PRA Group Inc., 7.38%, 09/01/25 (Call 05/30/23)(a)	417	415,178
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/23)(a)(b)	470	414,272
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	720	665,309
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(a)	469	476,082
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/23)(a)	1,113	1,061,646

		10,297,717

Electric — 0.9%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	578	555,406
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(a)	685	674,451
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	415	392,125
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	6	5,750

		1,627,732

Electrical Components & Equipment — 1.3%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/23)(a)	2,163	2,199,187

Electronics — 0.9%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(a)	608	547,638
Sensata Technologies BV, 5.00%, 10/01/25(a)	1,017	1,005,040

		1,552,678

Engineering & Construction — 1.3%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/24)(a)	1,425	1,225,500
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(b)	642	600,353

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(a)(b)	$720	$521,496

		2,347,349

Entertainment — 6.6%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/24)(a)	535	524,140
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/23)(a)(b)	4,899	4,905,761
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)	1,435	1,445,576
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/23)(a)	1,449	1,445,276
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/23)(a)(b)	346	352,923
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)(b)	850	860,387
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/23)(a)	760	777,358
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)	500	505,740
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/30/23)(a)(b)	828	833,879

		11,651,040

Environmental Control — 1.0%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/23)(a)(b)	1,079	1,044,062
4.25%, 06/01/25 (Call 06/01/23)(a)	710	690,731

		1,734,793

Food — 2.2%
B&G Foods Inc., 5.25%, 04/01/25 (Call 05/30/23)	1,265	1,195,653
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/30/23)(a)(b)	756	742,815
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/23)(a)(b)	408	410,831
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/24)(a)	1,440	1,446,034

		3,795,333

Food Service — 1.7%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(a)(b)	863	855,992
6.38%, 05/01/25 (Call 05/01/23)(a)	2,162	2,167,924

		3,023,916

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	947	920,957

Hand & Machine Tools — 0.2%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	380	303,533

Health Care - Services — 2.8%
Akumin Inc., 7.00%, 11/01/25 (Call 05/29/23)(a)	675	538,070
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/23)(b)	517	516,478
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/23)(a)	865	534,094
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/24)(a)(b)	842	810,029
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	684	653,719
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)(b)	1,260	1,137,994
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)	1,133	794,358

		4,984,742

Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 05/30/23)(b)	1,091	1,080,472

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Stena International SA, 6.13%, 02/01/25 (Call 02/01/24)(a)(b)	$460	$447,060

		1,527,532

Home Builders — 0.9%
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/23)(a)(b)	682	624,146
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	572	577,920
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/23)(a)(b)	415	386,519

		1,588,585

Household Products & Wares — 0.4%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/23)(b)	645	640,717

Housewares — 0.9%
American Greetings Corp., 8.75%, 04/15/25 (Call 05/30/23)(a)	29	28,565
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/23)(a)(b)	1,006	885,371
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	690	672,060

		1,585,996

Insurance — 1.9%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 05/30/23)(a)	1,295	1,236,531
AssuredPartners Inc., 7.00%, 08/15/25 (Call 05/30/23)(a)	679	672,223
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	551	560,461
USI Inc./NY, 6.88%, 05/01/25 (Call 05/30/23)(a)(b)	883	873,040

		3,342,255

Internet — 2.1%
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(a)	1,583	1,565,730
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(a)(b)	708	712,630
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/23)(a)	1,439	1,460,657

		3,739,017

Leisure Time — 2.3%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/30/23)(a)(b)	617	487,436
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 06/01/23)(a)	2,004	2,126,044
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/15/23)(a)	334	317,587
13.00%, 05/15/25 (Call 05/15/23)(a)	990	1,042,401

		3,973,468

Lodging — 6.7%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/23)(a)(b)	665	664,481
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	685	647,373
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/23)(c)	1,350	1,275,818
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 05/09/23)(a) .	675	644,720
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	975	971,578
6.75%, 05/01/25 (Call 05/01/23)(b)	1,078	1,087,583
Sands China Ltd., 5.63%, 08/08/25 (Call 06/08/25)	2,615	2,560,320
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/23)(a)(b).	675	625,192
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/30/23)(a) .	410	398,409
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	503	504,318
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	2,506	2,472,620

		11,852,412

Machinery — 0.3%
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/24), (13.75% PIK)(a)(b)(d)	661	601,563

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.3%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/23)	$541	$540,216

Media — 1.8%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/23)(b)	1,168	1,082,759
Univision Communications Inc., 5.13%, 02/15/25 (Call 05/09/23)(a)	2,128	2,095,612

		3,178,371

Mining — 0.9%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/23)(a)	1,020	1,019,358
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)	605	587,485

		1,606,843

Office & Business Equipment — 0.6%
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)(b)	1,055	1,005,457

Oil & Gas — 6.6%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)(b)	762	783,214
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/23)(a)	1,703	1,681,917
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/24)(a)	862	834,114
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)	652	655,756
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	727	707,502
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(a)	1,150	1,136,418
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)(b)	915	917,663
5.88%, 09/01/25 (Call 06/01/25)	1,090	1,104,900
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/23)	958	954,542
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	1,087	1,073,249
SM Energy Co., 5.63%, 06/01/25 (Call 06/01/23)	466	455,715
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(b)	553	553,111
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)	480	457,070
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/29/23)(a)(b)	391	383,751

		11,698,922

Oil & Gas Services — 0.7%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/24)(a)(b)	475	458,907
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/23)(a)	710	707,771

		1,166,678

Packaging & Containers — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25 (Call 04/30/23)(a)	955	940,541
Ball Corp., 5.25%, 07/01/25(b)	1,460	1,460,117
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	366	358,592
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	406	402,094
6.38%, 08/15/25(a)	395	405,661
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)(b)	536	537,115
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 05/04/23)(a)	319	318,892

		4,423,012

Pharmaceuticals — 2.0%
Bausch Health Cos. Inc., 5.50%, 11/01/25 (Call 05/29/23)(a)	2,425	2,109,629
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(a)	842	807,082
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(a)(b)	662	529,911

		3,446,622

Security	Par (000)	Value

Pipelines — 5.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/23)(a)(b)	$861	$869,808
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	675	647,845
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 05/30/23)	682	672,534
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	608	588,076
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)(b)	555	544,943
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 10/01/23)	775	760,383
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/23)(a)	1,790	1,708,251
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 05/30/23)	543	501,596
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	861	848,602
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	556	528,939
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 05/30/23)(b)	374	311,355
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25 (Call 10/01/23)(a)	826	834,070

		8,816,402

Real Estate — 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/23)(a)(b)	903	821,531
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/30/23)(a)	848	833,321

		1,654,852

Real Estate Investment Trusts — 4.0%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/23)	694	663,894
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/24)(a)(b)	541	526,604
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 05/15/23)(a)(b)	461	433,216
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/23)(a)	794	727,177
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	935	797,022
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/23)(a)	954	958,703
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	472	439,215
7.50%, 09/15/25 (Call 06/15/25)	1,115	1,092,979
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	720	679,500
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(a)	724	714,168

		7,032,478

Retail — 4.4%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/24)(a)(b)	659	661,142
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	398	404,348
Bath & Body Works Inc., 9.38%, 07/01/25(a)(b)	423	453,342
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)(b)	596	606,198
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)	1,075	1,018,530
8.50%, 10/30/25 (Call 10/30/23)(a)	985	938,055
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(a)	1,048	1,058,815
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	485	453,538
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/23)(b)	784	748,077

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	$972	$959,510
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/23)(a)	491	454,553

		7,756,108

Semiconductors — 0.3%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)(b)	595	558,169

Software — 1.9%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/23)(a)(b)	825	822,880
PTC Inc., 3.63%, 02/15/25 (Call 02/15/24)(a)	699	673,899
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)(b)	2,517	1,904,966

		3,401,745

Telecommunications — 1.7%
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/23)(a)(b)	1,867	1,754,215
Qwest Corp., 7.25%, 09/15/25	348	308,909
ViaSat Inc., 5.63%, 09/15/25 (Call 05/09/23)(a)	976	931,026

		2,994,150

Transportation — 0.0%
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/23)(a)	437	58,698

Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/23)(a)	948	936,321

Total Long-Term Investments — 96.7% (Cost: $171,559,240)		170,334,201

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	24,800	$24,806,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	4,330	4,330,000

Total Short-Term Securities — 16.6% (Cost: $29,130,390)		29,136,998

Total Investments — 113.3% (Cost: $200,689,630)		199,471,199

Liabilities in Excess of Other Assets — (13.3)%		(23,377,557)

Net Assets — 100.0%		$176,093,642

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,992,444	$12,808,994	(a)	$—	$(1,222)	$6,782	$24,806,998	24,800	$80,803	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,080,000	2,250,000	(a)	—	—	—	4,330,000	4,330	49,760		—

					$(1,222)	$6,782	$29,136,998		$130,563		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2025 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$170,334,201	$—	$170,334,201
Short-Term Securities
Money Market Funds	29,136,998	—	—	29,136,998

	$29,136,998	$170,334,201	$—	$199,471,199

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	$210	$177,610

Aerospace & Defense — 4.1%
Bombardier Inc., 7.13%, 06/15/26 (Call 06/15/23)(a)	588	584,078
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/23)(a)(b)	235	195,184
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	149	139,705
TransDigm Inc. 6.25%, 03/15/26 (Call 03/15/24)(a)	1,866	1,874,938
6.38%, 06/15/26 (Call 06/15/23)	411	410,737
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	230	231,341

		3,435,983

Agriculture — 0.5%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/24)(a)	117	107,579
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/23)(a)	284	285,775

		393,354

Airlines — 5.5%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	595	550,696
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)	155	164,889
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	1,763	1,731,936
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	201	178,638
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	430	453,220
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	598	556,935
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	1,005	959,705

		4,596,019

Apparel — 0.8%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	442	416,992
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	293	269,372

		686,364

Auto Manufacturers — 3.8%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	622	602,923
Ford Motor Credit Co. LLC	625	554,400
2.70%, 08/10/26 (Call 07/10/26)
4.39%, 01/08/26	500	475,000
4.54%, 08/01/26 (Call 06/01/26)	310	292,172
6.95%, 03/06/26 (Call 02/06/26)	540	543,915
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/24)(a)	267	257,631
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26 (Call 08/16/26)(a)	335	286,288
Nissan Motor Acceptance Corp., 2.00%, 03/09/26 (Call 02/09/26)(a)	220	193,888

		3,206,217

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/23)(a)(b)	400	384,404
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26 (Call 05/15/23)(a)	439	436,498
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 05/31/23)(b)	439	425,922
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(a)(c)	245	221,828

		1,468,652

Banks — 1.1%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(a)	296	253,113

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(b)	$730	$709,560

		962,673

Chemicals — 1.5%
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/24)(a)	241	220,855
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/24)(a)(b)	235	216,940
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(a)(b)	171	156,262
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)	150	91,129
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	233	207,445
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	370	340,585

		1,233,216

Commercial Services — 6.1%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	275	249,637
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/23)(a)(b)	972	936,775
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 05/30/23)(a)	147	136,528
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	496	448,458
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)	295	247,001
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)(b)	312	315,123
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/24)(a)	148	146,372
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)	213	210,220
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)(b)	243	218,804
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/24)(a)	190	172,060
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	196	195,124
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	679	674,037
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(a)(b)	214	201,314
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)	543	547,458
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/24)(a)	416	390,453

		5,089,364

Computers — 0.8%
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	619	650,303

Cosmetics & Personal Care — 1.0%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)	443	432,580
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	234	233,567
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(a)	235	137,816

		803,963

Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/23)(a)	75	6,959

Diversified Financial Services — 3.6%
Avation Capital SA, 8.25%, 10/31/26 (Call 05/29/23), (9.00% PIK)(a)(b)(c)	141	123,232
Brightsphere Investment Group Inc., 4.80%, 07/27/26	130	122,460
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/24)(b)	197	189,120
goeasy Ltd., 4.38%, 05/01/26 (Call 04/27/24)(a)(b)	155	136,605
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/24)(a)	245	207,035
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	146	124,693

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)(b)	$148	$129,865
Navient Corp., 6.75%, 06/15/26	244	237,714
OneMain Finance Corp., 7.13%, 03/15/26(b)	805	784,062
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/24)(a)	183	164,374
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)	572	509,349
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	244	213,361
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)(b)	145	118,026

		3,059,896

Electric — 1.5%
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/23)(a)	224	218,084
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	140	129,272
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)	246	230,096
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/30/23)(a)(b)	166	159,139
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/23)(a)	499	489,794

		1,226,385

Energy - Alternate Sources — 0.6%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(a)(b)	375	319,552
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	197	178,445

		497,997

Engineering & Construction — 0.3%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/24)(a)	176	165,788
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(a)(b)	163	126,043

		291,831

Entertainment — 2.9%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(c)	720	487,224
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/23)(a)	131	127,802
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/24)(a)(b)	210	200,665
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	145	119,959
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/24)(a)(b)	161	162,816
International Game Technology PLC, 4.13%, 04/15/26 (Call 04/15/24)(a)	380	365,609
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 03/15/24)(a)	147	143,475
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	195	185,966
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/24)(a)	590	527,932
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(a)(b)	167	156,748

		2,478,196

Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/23)(a)	264	260,030
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/24)(a)	245	227,862

		487,892

Food — 1.3%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	374	353,486
7.50%, 03/15/26 (Call 03/15/24)(a)	303	312,835
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/23)(a)	140	130,421
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/23)(a)	175	109,223

Security	Par (000)	Value

Food (continued)
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(a)	$240	$190,635

		1,096,600

Forest Products & Paper — 0.2%
Mercer International Inc., 5.50%, 01/15/26 (Call 05/30/23)(b)	143	137,476

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	332	320,463

Health Care - Services — 5.0%
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/24)(a)(b)	1,055	1,047,720
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/23)(a)	151	129,483
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	520	510,791
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)	648	539,149
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(b)	598	585,926
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 03/01/24)	1,057	1,040,669
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/24)(a)	355	318,066

		4,171,804

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 05/15/23)	627	617,764

Home Builders — 0.5%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	207	191,384
K Hovnanian Enterprises Inc. 7.75%, 02/15/26 (Call 02/15/24)(a)	121	118,938
10.50%, 02/15/26 (Call 02/15/24)(a)	136	138,460

		448,782

Housewares — 1.2%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	980	935,841
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 12/15/23)(b)	114	109,477

		1,045,318

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 08/01/23)(a)(b)	194	197,180
Hub International Ltd., 7.00%, 05/01/26 (Call 05/01/23)(a)	837	833,292

		1,030,472

Internet — 1.5%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	244	227,908
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	394	266,360
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/23)(a)	755	774,283

		1,268,551

Iron & Steel — 0.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/23)(a)	282	272,412
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 03/15/24)(a)	416	423,051

		695,463

Leisure Time — 3.7%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	727	667,059
10.50%, 02/01/26 (Call 08/01/23)(a)	377	393,641
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	452	442,237
8.00%, 04/15/26 (Call 02/01/24)(a)	233	231,586
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	718	617,401

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd. 4.25%, 07/01/26 (Call 01/01/26)(a)(b)	$319	$285,530
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	492	451,400

		3,088,854

Lodging — 3.1%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	255	229,727
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	496	465,754
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 04/26/24)(b)(d)	245	226,841
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 05/15/23)(a)	365	348,331
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	186	177,697
Sands China Ltd., 4.30%, 01/08/26 (Call 12/08/25)	390	368,047
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	318	317,459
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/23)(a)	485	450,196

		2,584,052

Machinery — 0.5%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/24)(a)(b)	144	142,985
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/23)(a)	317	284,232

		427,217

Manufacturing — 1.2%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	167	164,139
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/23)(a)	385	344,105
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(a)(b)	285	282,475
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	183	178,321

		969,040

Media — 5.3%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/24)(a)	140	90,052
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26 (Call 05/01/23)(a)	382	374,895
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(a)(b)	188	142,542
DISH DBS Corp. 5.25%, 12/01/26 (Call 06/01/26)(a)	1,393	1,063,221
7.75%, 07/01/26	979	565,255
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	166	139,662
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/23)(a)	341	289,809
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/01/23)	400	344,268
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)(b)	443	346,718
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)(b)	508	454,680
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)	150	98,708
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/24)(a)	270	257,953
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/24)(a)(b)	261	243,077

		4,410,840

Mining — 1.3%
Constellium SE, 5.88%, 02/15/26 (Call 05/29/23)(a)(b)	145	144,339
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/24)(d)	280	260,742
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/23)(a)	149	149,867
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	373	341,526
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(a)(b)	194	179,192

		1,075,666

Oil & Gas — 9.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/24)(a)	369	359,827

Security	Par (000)	Value

Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	$292	$282,922
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/24)(a)	194	184,300
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(a)	311	314,166
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/23)	149	143,691
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/24)(a)	259	255,667
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)(b)	194	183,235
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	134	135,446
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/24)(a)	109	112,953
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(b)	270	271,353
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	255	232,208
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	345	330,217
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	305	293,318
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)	187	181,620
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/23)	357	350,870
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/24)(a)	333	312,490
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/23)(a)	275	259,352
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	198	197,232
Occidental Petroleum Corp. 3.40%, 04/15/26 (Call 01/15/26)	135	128,026
5.55%, 03/15/26 (Call 12/15/25)(b)	503	507,170
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	381	370,663
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)(b)	216	231,738
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 05/30/23)(a)	136	129,943
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	280	197,378
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/23)(a)	164	160,282
Puma International Financing SA, 5.00%, 01/24/26 (Call 05/09/23)(a)	400	360,308
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/23)	198	195,034
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	241	205,515
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	323	340,668
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a) .	244	234,042
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/24)(a)	280	258,101
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(a)	130	131,464

		7,851,199

Oil & Gas Services — 0.6%
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/24)	362	358,163
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)	160	161,717

		519,880

Packaging & Containers — 4.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/15/23)(a)	595	561,061
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)(b)	371	367,338
Berry Global Inc., 4.50%, 02/15/26 (Call 05/30/23)(a)(b)	163	158,275
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	197	189,376
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)	431	422,057
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	170	178,748
LABL Inc., 6.75%, 07/15/26 (Call 07/15/23)(a)	341	337,818

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26 (Call 08/15/24)(a)	$1,385	$1,405,415
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/23)(a)	525	509,686

		4,129,774

Pharmaceuticals — 0.7%
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	355	342,753
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	260	237,996

		580,749

Pipelines — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(a)(b)	284	291,500
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 07/15/23)(a)	140	138,303
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	293	266,674
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	233	226,842
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	245	222,624
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 02/15/24)(b)	159	153,033
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 02/15/24)(a)	405	399,257
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/24)(a)	748	689,267
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	1,028	989,594
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 04/15/24)(b)	160	143,706
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/23)(a)	258	242,017
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	246	241,641
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	385	371,286
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/24)	146	126,938

		4,502,682

Real Estate Investment Trusts — 2.3%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/23)(a)	477	432,210
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	494	438,084
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/01/23)(b)	244	217,011
Office Properties Income Trust, 2.65%, 06/15/26 (Call 05/15/26)	145	101,504
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	244	226,251
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	221	191,066
5.25%, 02/15/26 (Call 08/15/25)	170	150,629
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	198	170,365

		1,927,120

Retail — 3.8%
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/23)(a)	146	138,820
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	319	303,111
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/24)(a)(b)	319	297,056
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(a)	267	237,865
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/24)(a)	402	376,489

Security	Par/ Shares (000)	Value

Retail (continued)
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)	$557	$517,976
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(a)	354	321,223
Staples Inc., 7.50%, 04/15/26 (Call 04/15/24)(a)	1,001	845,585
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/24), (9.00% PIK)(a)(b)(c)	148	136,212

		3,174,337

Software — 1.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)	209	208,310
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 09/01/23)(a)	166	161,976
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(a)	342	323,252
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(a)(b)	151	138,837
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/23)(a)	315	223,681
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	216	215,393
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)	141	98,803

		1,370,252

Telecommunications — 4.4%
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/24)(a)	756	721,368
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	1,015	966,726
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	364	347,806
6.63%, 08/01/26(b)	368	347,521
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	590	567,598
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/23)(a)	200	131,950
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	542	574,032

		3,657,001

Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/24)(a)(b)	306	289,381

Trucking & Leasing — 0.4%
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 06/01/23)	399	339,254

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/24)(a)	196	188,217

Total Long-Term Investments — 98.4% (Cost: $83,939,637)		82,671,082

Short-Term Securities

Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	13,088	13,091,863
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	800	800,000

Total Short-Term Securities — 16.5% (Cost: $13,888,904)		13,891,863

Total Investments — 114.9% (Cost: $97,828,541)		96,562,945

Liabilities in Excess of Other Assets — (14.9)%		(12,549,958)

Net Assets — 100.0%		$84,012,987

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2026 Term High Yield and Income ETF

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,533,406	$6,556,984	(a)	$—	$(1,864)	$3,337	$13,091,863	13,088	$37,044	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	310,000	(a)	—	—	—	800,000	800	5,927		—

					$(1,864)	$3,337	$13,891,863		$42,971		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$82,671,082	$—	$82,671,082
Short-Term Securities
Money Market Funds	13,891,863	—	—	13,891,863

	$13,891,863	$82,671,082	$ —	$96,562,945

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.3%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$205	$185,175
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/23)(a)(b)	109	100,636
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)	165	127,888

		413,699

Aerospace & Defense — 3.8%
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/24)(a)	304	303,249
Howmet Aerospace Inc., 5.90%, 02/01/27	101	103,386
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)	80	75,230
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	163	162,592
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/23)(b)	437	419,415
7.50%, 03/15/27 (Call 03/15/24)	100	100,523

		1,164,395

Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/24)(a)	79	77,379

Airlines — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	90	89,162
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28	70	60,238

		149,400

Apparel — 0.3%
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(a)	91	89,761

Auto Manufacturers — 4.5%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/23)(a)(b)	60	57,255
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	119	106,726
4.13%, 08/17/27 (Call 06/17/27)	199	182,477
4.27%, 01/09/27 (Call 11/09/26)	146	135,078
4.95%, 05/28/27 (Call 04/28/27)	242	229,094
7.35%, 11/04/27 (Call 10/04/27)	242	249,265
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	86	72,416
Nissan Motor Co. Ltd., 4.35%, 09/17/27 (Call 07/17/27)(a)	380	347,480

		1,379,791

Auto Parts & Equipment — 2.0%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/24)(b)	81	75,018
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27 (Call 05/15/23)(a)(b)	313	315,238
Dana Inc., 5.38%, 11/15/27 (Call 11/15/23)(b)	61	57,394
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27 (Call 12/15/26)(b)	117	110,713
IHO Verwaltungs GmbH, 6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(a)(c)	74	68,367

		626,730

Banks — 0.2%
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(a)(b)	94	76,105

Building Materials — 1.1%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	90	86,332
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/23)(a)	66	57,736
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 02/15/24)(a)	135	129,258
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 03/15/24)(a)(b)	50	49,920

		323,246

Security	Par (000)	Value

Chemicals — 2.2%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	$85	$80,926
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	76	73,462
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(a)	50	47,680
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	81	75,294
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	46	43,470
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	112	106,944
Olin Corp., 5.13%, 09/15/27 (Call 03/15/24)	80	77,471
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	54	48,515
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)	119	113,201

		666,963

Commercial Services — 5.7%
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)	74	64,808
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 07/15/23)(a)	171	158,991
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/23)(a)	81	75,796
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(a)	106	106,135
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/23)(a)(b)	132	124,946
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/23)(a)	97	91,762
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	38	32,998
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)	93	85,467
9.50%, 11/01/27 (Call 11/01/23)(a)	102	97,768
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)	199	190,037
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	65	61,771
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	163	146,105
Sabre GLBL Inc., 11.25%, 12/15/27 (Call 06/15/25)(a)	90	78,971
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 12/15/23)	90	87,420
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	127	118,840
United Rentals North America Inc.
3.88%, 11/15/27 (Call 05/09/23)	130	121,877
5.50%, 05/15/27 (Call 05/15/23)	89	88,424

		1,732,116

Computers — 1.0%
NCR Corp., 5.75%, 09/01/27 (Call 09/01/23)(a)	91	89,066
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/24)(a)	95	89,974
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)(b)	85	81,463
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	80	53,471

		313,974

Distribution & Wholesale — 0.6%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	110	100,891
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)(b)	75	75,174

		176,065

Diversified Financial Services — 2.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/23)(a)(b)	60	59,908
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	86	88,299
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)	69	61,243
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/23)(a)	65	61,370
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/24)(a)	102	96,453
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	117	105,472
OneMain Finance Corp., 3.50%, 01/15/27 (Call 01/15/24)	125	106,734
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	66	61,370

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
United Wholesale Mortgage LLC, 5.75%, 06/15/27 (Call 06/15/24)(a)	$86	$78,736
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27 (Call 04/26/24)(a)(b)	86	82,024

		801,609

Electric — 2.6%
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)	244	237,270
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	89	83,798
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/23)	71	71,308
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/23)(a)	215	204,358
5.63%, 02/15/27 (Call 02/15/24)(a)	214	208,680

		805,414

Electrical Components & Equipment — 0.1%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	46	43,079

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	162	158,569
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)(b)	66	66,684

		225,253

Entertainment — 4.4%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	93	83,658
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(a)(b)	270	275,273
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/24)(b)	91	87,162
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/24)(a)	107	104,547
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	118	119,509
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/23)(a)	155	143,773
6.50%, 05/15/27 (Call 05/15/23)(a)	199	200,226
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(a)(b)	68	61,869
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	66	62,879
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/24)(a)	61	58,028
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/24)(a)(b)	91	86,804
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/23)(a)	54	50,218

		1,333,946

Environmental Control — 0.5%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/23)(a)	95	91,967
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(a)	78	65,903

		157,870

Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.63%, 01/15/27 (Call 01/15/24)(a)	221	213,875
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/24)	94	82,142
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/23)(a)	177	173,481
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/24)(a)	85	84,402

		553,900

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	90	85,467

Health Care - Products — 0.2%
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/23)	80	76,990

Security	Par (000)	Value

Health Care - Services — 4.2%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/23)(a)	$91	$87,363
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	311	287,171
8.00%, 12/15/27 (Call 12/15/23)(a)	117	116,042
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/23)(a)	185	180,401
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/30/23)(a)(b)	102	86,829
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 04/15/24)(a)(b)	50	51,197
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 11/01/23)	249	241,791
6.25%, 02/01/27 (Call 02/01/24)	244	243,004

		1,293,798

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	240	226,522

Home Builders — 1.7%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/23)(b)	60	55,759
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/23)(a)	97	88,874
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/23)	76	76,404
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	45	46,327
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/23)(a)	86	80,080
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	46	45,234
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(a)	81	80,817
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)(b)	45	43,345

		516,840

Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27 (Call 06/15/27)	80	78,700

Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	125	115,061
6.75%, 10/15/27 (Call 10/15/23)(a)	219	204,386
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(a)(b)	82	80,036

		399,483

Internet — 2.6%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)	74	61,869
Cogent Communications Group Inc., 7.00%, 06/15/27 (Call 06/15/24)(a)	74	73,494
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/24)(a)	45	45,036
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/23)(a)	105	100,960
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	81	59,114
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/23)(a)	69	65,101
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)	59	51,318
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	143	144,123
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/23)(a)	200	206,344

		807,359

Iron & Steel — 1.2%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/23)	55	53,784
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/23)(b)	100	98,394
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	110	111,786
8.13%, 05/01/27 (Call 05/01/23)(a)	112	113,016

		376,980

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 4.5%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)	$575	$473,162
9.88%, 08/01/27 (Call 02/01/24)(a)	153	157,001
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	60	56,774
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	163	153,825
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (Call 10/15/26)(a)	168	149,290
7.50%, 10/15/27(b)	50	47,334
11.63%, 08/15/27 (Call 08/15/24)(a)	205	218,130
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/23)(a)(b)	135	115,795

		1,371,311

Lodging — 3.4%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/23)	165	159,086
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	106	104,693
Melco Resorts Finance Ltd., 5.63%, 07/17/27 (Call 07/17/23)(d)	97	86,828
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	125	113,324
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	113	110,460
Sands China Ltd., 2.80%, 03/08/27 (Call 02/08/27)	117	102,064
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)(b)	54	51,252
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	61	60,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	148	142,207
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 10/01/23)(a)	125	111,439

		1,041,540

Machinery — 0.8%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	254	237,406

Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/23)(a)	61	59,999

Media — 10.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27 (Call 05/01/23)(a)	537	507,809
CSC Holdings LLC, 5.50%, 04/15/27 (Call 04/15/24)(a)	215	183,879
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	605	530,942
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	575	543,731
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/23)(a)	125	101,200
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/23)(a)	125	98,760
8.38%, 05/01/27 (Call 05/01/23)(b)	183	119,836
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/23)(a)	188	179,134
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/23)(a)	54	49,987
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)	293	275,203
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)	70	50,553
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 08/15/23)(a)	48	41,338
Sirius XM Radio Inc., 5.00%, 08/01/27 (Call 08/01/23)(a)	244	224,477
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(a)	244	234,926
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/24)(a)	97	93,543
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/24)(a)(b)	106	100,564

		3,335,882

Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/23)(a)	55	52,472
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/24)	58	46,057

		98,529

Security	Par (000)	Value

Mining — 0.8%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/23)(a)	$81	$78,121
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	97	92,154
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	66	63,522

		233,797

Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	66	50,820

Oil & Gas — 4.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27 (Call 11/01/26)(a)	50	61,821
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/24)(a)	82	84,462
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 01/15/24)(a)	55	53,101
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 04/01/24)(a)	55	54,356
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/24)(a)	53	52,702
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	90	87,834
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)	52	49,270
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/24)(a)	46	47,135
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/23)(a)	74	72,089
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/23)	85	83,484
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/15/24)(a)	117	113,495
Occidental Petroleum Corp., 8.50%, 07/15/27 (Call 01/15/27)	80	88,077
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/23)(a)	81	79,021
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/24)	64	62,084
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 04/15/24)	106	105,468
Transocean Inc.
8.00%, 02/01/27 (Call 02/01/24)(a)	99	87,848
11.50%, 01/30/27 (Call 07/30/23)(a)	115	117,743
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)	75	72,946
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(a)	66	63,988

		1,436,924

Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/24)(a)	91	89,691
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	81	70,289
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	105	104,585
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/23)	125	121,644

		386,209

Packaging & Containers — 4.4%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/23), (7.25% PIK)(a)(c)	147	121,275
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)	92	91,585
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/23)(a)	295	251,629
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	91	89,909
Graphic Packaging International LLC, 4.75%, 07/15/27 (Call 04/15/27)(a)	46	44,490
LABL Inc., 10.50%, 07/15/27 (Call 07/15/23)(a)	116	110,214
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (Call 10/15/24)(a)	220	208,699
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	107	107,357
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	163	146,687

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)(b)	$65	$60,886
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Call 08/15/23)(a)(b)	117	113,001

		1,345,732

Pharmaceuticals — 0.9%
Bausch Health Companies Inc., 6.13%, 02/01/27 (Call 02/01/24)(a)	163	117,720
Bausch Health Cos. Inc., 5.75%, 08/15/27 (Call 08/15/23)(a)	82	56,643
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(a)	85	87,328

		261,691

Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/24)(a)	109	105,506
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	66	59,268
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27 (Call 05/01/23)(a)	102	97,868
EQM Midstream Partners LP
6.50%, 07/01/27 (Call 01/01/27)(a)	148	144,296
7.50%, 06/01/27 (Call 06/01/24)(a)	80	79,639
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	82	82,840
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	160	159,701
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/23)	61	58,916
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27 (Call 04/15/24)(a)	61	60,262
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/01/24)(a)	66	61,864
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)(b)	90	86,466
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27 (Call 03/01/24)(a)(b)	66	63,709

		1,060,335

Real Estate Investment Trusts — 4.0%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	66	55,757
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(a)	125	103,360
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	86	65,815
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/23)(a)	158	150,901
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/24)(a)	110	93,686
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 09/07/23)(b)	236	198,578
Office Properties Income Trust, 2.40%, 02/01/27 (Call 01/01/27)	59	37,769
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/23)	117	110,423
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/24)	239	222,669
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)	70	59,319
5.50%, 12/15/27 (Call 09/15/27)	74	65,079
Starwood Property Trust Inc., 4.38%, 01/15/27 (Call 07/15/26)(a)	81	69,774

		1,233,130

Retail — 1.9%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	61	59,868
Bath & Body Works Inc., 6.69%, 01/15/27	45	45,050
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/24), (8.50% PIK)(a)(c)	66	52,528

Security	Par/ Shares (000)	Value

Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)	$82	$80,785
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/23)(a)	61	56,907
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/23)	46	45,294
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	59	51,072
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/23)(a)	45	44,375
Staples Inc., 10.75%, 04/15/27 (Call 04/15/24)(a)(b)	163	109,541
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 03/01/24)	53	51,706

		597,126

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/24)(a)	95	95,156

Software — 1.2%
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	321	310,741
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/30/23)(a)	70	58,489

		369,230

Telecommunications — 4.7%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/23)(a)	254	186,949
Altice France SA/France, 8.13%, 02/01/27 (Call 08/01/23)(a)	288	257,273
CommScope Inc., 8.25%, 03/01/27 (Call 03/01/24)(a)(b)	162	125,516
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 03/15/24)(a)(b)	125	86,236
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)(b)	190	174,825
Level 3 Financing Inc., 3.40%, 03/01/27 (Call 01/01/27)(a)	125	97,754
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/24)(a)	205	136,835
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	80	84,779
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/24)(a)	102	94,605
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 05/30/23)(a)(b)	245	185,301

		1,430,073

Toys, Games & Hobbies — 0.2%
Mattel Inc., 5.88%, 12/15/27 (Call 12/15/23)(a)	52	52,063

Transportation — 0.5%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	97	94,455
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(a)	55	56,607

		151,062

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	61	63,445

Total Long-Term Investments — 97.6%
(Cost: $30,860,377)		29,884,294

Short-Term Securities

Money Market Funds — 16.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	4,773	4,774,903

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	240	$240,000

Total Short-Term Securities — 16.4% (Cost: $5,013,657)		5,014,903

Total Investments — 114.0% (Cost: $35,874,034)		34,899,197

Liabilities in Excess of Other Assets — (14.0)%		(4,289,279)

Net Assets — 100.0%		$30,609,918

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,835,467	$1,938,261	(a)	$—	$(176)	$1,351	$4,774,903	4,773	$11,299	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	220,000	(a)	—	—	—	240,000	240	2,583		—

					$(176)	$1,351	$5,014,903		$13,882		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments
Long-Term Investments Corporate Bonds & Notes	$—	$29,884,294	$—	$29,884,294
Short-Term Securities Money Market Funds	5,014,903	—	—	5,014,903

	$5,014,903	$29,884,294	$—	$34,899,197

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$55	$42,343
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)(b)	70	53,174
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/24)	45	41,617

		137,134

Aerospace & Defense — 2.6%
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	55	52,154
Howmet Aerospace Inc., 6.75%, 01/15/28	25	26,391
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)(b)	52	43,683
TransDigm Inc., 6.75%, 08/15/28 (Call 02/15/25)(a)	150	152,283
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)	75	76,078

		350,589

Airlines — 0.5%
American Airlines Inc., 7.25%, 02/15/28 (Call 02/15/25)(a)	35	34,035
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)(b)	30	28,285

		62,320

Auto Manufacturers — 1.8%
Ford Motor Co., 6.63%, 10/01/28(b)	35	35,809
Ford Motor Credit Co. LLC, 2.90%, 02/16/28 (Call 12/16/27)	55	47,629
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28 (Call 01/15/24)(a)	50	43,300
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(a)	25	20,047
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(a)	40	33,274
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)	40	37,909
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	30	26,125

		244,093

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 7.00%, 04/15/28 (Call 04/15/25)	15	15,385
American Axle & Manufacturing Inc., 6.88%, 07/01/28 (Call 07/01/23)(b)	30	27,008
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 05/15/28 (Call 05/15/25)	25	25,047
Dana Inc., 5.63%, 06/15/28 (Call 06/15/23)	30	27,731
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)	35	32,446
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	30	26,860

		154,477

Banks — 0.2%
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28 (Call 04/17/25)	25	24,994

Biotechnology — 0.3%
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	50	40,180

Building Materials — 3.0%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(a)	50	47,361
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)	35	26,479
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	75	68,889
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(a)	25	23,682
Masonite International Corp., 5.38%, 02/01/28 (Call 05/30/23)(a)	40	38,656
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	45	40,348
9.75%, 07/15/28 (Call 07/15/23)(a)	20	19,119
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	77	72,098

Security	Par (000)	Value

Building Materials (continued)
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 01/15/24)(a)	$75	$69,947

		406,579

Chemicals — 3.8%
ASP Unifrax Holdings Inc, 5.25%, 09/30/28 (Call 09/30/24)(a)	55	45,324
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(a)	57	50,647
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(a)	40	35,141
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	40	36,182
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	60	53,016
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	25	22,946
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	25	20,732
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	30	26,664
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	40	35,207
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/24)(a)	20	20,257
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	25	19,791
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	30	27,611
Olympus Water U.S. Holding Corp., 4.25%, 10/01/28 (Call 10/01/24)(a)	60	51,067
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/01/24)(a)	80	72,005

		516,590

Coal — 0.2%
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	25	25,367

Commercial Services — 5.5%
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(a)	31	29,521
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	145	125,999
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	40	37,020
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28 (Call 04/01/24)(a)(b)	35	31,423
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)	55	45,361
Garda World Security Corp., 7.75%, 02/15/28 (Call 02/15/25)(a)	25	25,125
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/23)(a)	60	56,531
GEO Group, Inc. (The), 10.50%, 06/30/28 (Call 06/30/23)	20	20,196
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	30	27,213
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	75	57,374
5.75%, 11/01/28 (Call 11/01/23)(a)	90	56,702
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/24)(a)(b)	95	89,018
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/24)	115	110,740
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	40	37,006

		749,229

Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	30	25,055
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(a)	20	18,508
NCR Corp., 5.00%, 10/01/28 (Call 08/20/23)(a)(b)	45	39,264
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/24)(a)	40	37,687
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/24)(a)	30	28,333
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)	25	20,153

		169,000

Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(a)	55	52,863

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.9%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/24)(a)	$50	$45,846
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)	90	77,755
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(a)	5	5,174

		128,775

Diversified Financial Services — 4.0%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)	35	32,613
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	25	23,499
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	75	63,299
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	75	67,656
Nationstar Mortgage Holdings Inc., 5.50%, 08/15/28 (Call 08/15/23)(a)	62	55,327
Navient Corp., 4.88%, 03/15/28 (Call 06/15/27)	35	30,113
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	40	36,436
6.88%, 08/15/28 (Call 08/15/23)(a)	145	126,578
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	45	36,271
6.63%, 01/15/28 (Call 07/15/27)(b)	55	51,184
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	15	15,008

		537,984

Electric — 3.5%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	25	22,933
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/24)(a)	90	83,833
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	97	89,869
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/24)(a)(b)	60	57,043
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/24)	60	58,537
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	50	46,473
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)(b)	75	70,699
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	55	49,876

		479,263

Electrical Components & Equipment — 1.0%
Energizer Holdings Inc., 4.75%, 06/15/28 (Call 07/01/23)(a)	45	40,505
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(a)	95	97,636

		138,141

Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	50	47,889

Engineering & Construction — 0.7%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	45	41,551
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	25	23,817
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	30	26,125

		91,493

Entertainment — 1.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)	25	24,591
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/24)(a)	50	47,184
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)(b)	55	49,210
Live Nation Entertainment Inc., 3.75%, 01/15/28
(Call 01/15/24)(a)	40	35,922

Security	Par (000)	Value

Entertainment (continued)
Scientific Games International Inc., 7.00%, 05/15/28 (Call 05/15/23)(a)	$50	$50,039

		206,946

Environmental Control — 1.1%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	55	50,086
4.00%, 08/01/28 (Call 08/01/23)(a)	55	50,242
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)	50	44,006

		144,334

Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
5.88%, 02/15/28 (Call 08/15/23)(a)	50	49,518
6.50%, 02/15/28 (Call 02/15/25)(a)	25	25,407
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	30	23,678
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(a)	30	27,741
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)(b)	35	34,342
Post Holdings Inc., 5.63%, 01/15/28 (Call 12/01/23)(a)	70	68,316
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(a)	25	23,781
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	35	30,986
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	35	33,206

		316,975

Food Service — 0.8%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/24)(a)	85	80,852
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(a)	30	26,687

		107,539

Forest Products & Paper — 0.4%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	20	16,977
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	45	39,106

		56,083

Health Care - Products — 1.2%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	110	102,990
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/24)(a)	25	24,279
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	40	37,574

		164,843

Health Care - Services — 3.3%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/23)(a)	35	33,792
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	25	17,560
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	40	36,564
CHS/Community Health Systems Inc., 6.88%, 04/01/28 (Call 04/01/24)(a)(b)	50	37,009
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/24)	60	56,590
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 06/15/23)(a)	60	56,249
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 06/15/23)	45	42,642
6.13%, 10/01/28 (Call 10/01/23)(b)	175	169,762

		450,168

Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 01/15/24)(a)	15	14,204
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/24)(a)	25	22,743
Installed Building Products Inc., 5.75%, 02/01/28
(Call 05/15/23)(a)	20	18,956
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)	30	28,231

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/24)	$32	$29,271
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	35	34,730
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	25	24,530
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(a)	25	24,265

		196,930

Household Products & Wares — 0.2%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 01/01/24)(b)	25	23,731

Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/28 (Call 04/15/25)(a)	30	29,962
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	50	47,758
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	40	38,437

		116,157

Internet — 2.2%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	25	19,830
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	35	27,351
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	70	60,224
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	35	30,347
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(a)	25	18,285
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	30	28,430
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	35	29,265
Match Group Holdings II LLC, 4.63%, 06/01/28
(Call 06/01/23)(a)	40	36,900
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	20	14,883
Uber Technologies Inc., 6.25%, 01/15/28 (Call 12/17/23)(a)(b)	35	35,319

		300,834

Iron & Steel — 0.2%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)(b)	30	29,755

Leisure Time — 4.0%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)	165	143,063
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	140	150,508
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)	25	25,008
NCL Corp. Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	30	30,253
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	35	28,392
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	35	28,399
5.50%, 04/01/28 (Call 09/29/27)(a)	105	92,601
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)	50	44,533

		542,757

Lodging — 4.1%
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)(b)	30	27,600
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28 (Call 05/01/23)(a)(b)	35	34,917
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/23)	25	22,457
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 07/21/23)(a)	200	174,812
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)(b)	55	51,116
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)	135	131,181
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/24)(a)	50	45,957
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/23)(a)	35	30,225

Security	Par (000)	Value

Lodging (continued)
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/23)(a)(b)	$40	$37,203

		555,468

Machinery — 1.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)	25	22,488
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(a)	30	27,809
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	35	29,339
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)	30	26,701
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	60	54,210

		160,547

Manufacturing — 0.3%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	50	44,159

Media — 7.2%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)	90	72,889
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/24)(a)	25	21,649
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28 (Call 08/01/23)(a)	175	162,165
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/24)(a)	75	61,505
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	80	50,182
DISH DBS Corp., 5.75%, 12/01/28 (Call 12/01/27)(a)	175	124,735
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	45	38,475
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 01/15/24)(a)(b)	35	27,233
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	65	57,743
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(a)(b)	70	61,584
Sirius XM Radio Inc., 4.00%, 07/15/28 (Call 07/15/24)(a)	140	118,322
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/24)	75	66,777
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)	30	26,852
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	57	51,808
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	35	31,406

		973,325

Mining — 1.2%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/24)(a)(b)	65	64,138
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)	15	14,174
Constellium SE, 5.63%, 06/15/28 (Call 06/15/23)(a)(b)	20	19,195
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	35	35,045
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/24)(a)(b)	35	30,888

		163,440

Office & Business Equipment — 0.4%
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)	55	48,114

Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)	20	16,034

Oil & Gas — 5.3%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	25	23,485
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(a)(b)	50	49,345
Conuma Resources Ltd., 13.13%, 05/01/28 (Call 05/01/26)	20	19,452
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	30	29,927
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/24)(a)	30	26,780
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)	47	41,869
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)	75	74,652
Global Marine Inc., 7.00%, 06/01/28	20	16,140
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	45	43,088

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Laredo Petroleum Inc., 10.13%, 01/15/28 (Call 01/15/24)	$20	$20,054
Matador Resources Co., 6.88%, 04/15/28 (Call 04/15/25)(a)	10	10,075
Murphy Oil Corp., 6.38%, 07/15/28 (Call 07/15/24)	32	31,843
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/24)(a)	30	27,366
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	55	54,450
Occidental Petroleum Corp., 6.38%, 09/01/28 (Call 03/01/28)	45	46,961
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	35	31,415
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/24)	60	55,245
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	30	28,437
Southwestern Energy Co., 8.38%, 09/15/28 (Call 09/15/23)	25	26,160
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28 (Call 03/15/24)	30	29,439
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	35	35,712

		721,895

Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/24)(a)	60	57,573
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	30	28,665
Nine Energy Service Inc., 13.00%, 02/01/28 (Call 02/01/26)	20	18,515
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	25	23,813
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(a)	35	35,010

		163,576

Packaging & Containers — 3.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	45	39,349
Ball Corp., 6.88%, 03/15/28 (Call 11/15/24)	55	57,156
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)(b)	30	28,392
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	20	17,999
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a) .	35	30,629
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	35	31,992
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/23)(a)	50	41,599
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	35	32,300
9.50%, 11/01/28 (Call 11/01/25)	20	20,583
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	35	30,815
Sealed Air Corp., 6.13%, 02/01/28 (Call 02/01/24)(a)	55	55,854
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	45	42,065
Trident TPI Holdings Inc., 12.75%, 12/31/28 (Call 12/31/25)	10	9,894

		438,627

Pharmaceuticals — 3.0%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(a)	25	22,201
Bausch Health Cos. Inc., 11.00%, 09/30/28(a)	120	97,531
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)	35	31,984
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(b)	55	53,519
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 11.50%, 12/15/28 (Call 06/15/27)(a)	45	35,219
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)	150	138,024
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/24)(a)	25	24,249

		402,727

Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28 (Call 01/15/24)(a)	50	48,466
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	35	31,824

Security	Par (000)	Value

Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	$30	$27,336
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(a)	35	34,462
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	60	54,610
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/24)	50	49,272
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	60	58,668
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	40	37,961
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/24)(a)	40	37,349
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)(b)	30	29,345
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/24)(a)	55	51,057

		460,350

Real Estate — 0.7%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)	45	42,000
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(a)	55	49,841

		91,841

Real Estate Investment Trusts — 3.1%
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	30	26,048
Iron Mountain Inc.
5.00%, 07/15/28 (Call 07/15/23)(a)	35	32,943
5.25%, 03/15/28 (Call 12/27/23)(a)	55	52,891
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(a)	35	25,930
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	55	50,826
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	30	23,543
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	40	31,803
10.50%, 02/15/28 (Call 09/15/25)(a)	180	172,004

		415,988

Retail — 4.5%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/23)(a)	105	98,411
4.38%, 01/15/28 (Call 11/15/23)(a)	55	51,617
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/24)	30	27,387
At Home Group Inc., 4.88%, 07/15/28 (Call 07/15/23)(a)	20	13,049
Bath & Body Works Inc., 5.25%, 02/01/28(b)	35	33,405
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)	40	40,070
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	40	36,586
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	55	48,792
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)	30	26,392
Michaels Companies Inc. (The), 5.25%, 05/01/28 (Call 11/01/23)(a)	60	49,394
Nordstrom Inc., 6.95%, 03/15/28(b)	25	24,029
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)	85	80,331
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	50	44,147
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	45	39,353

		612,963

Semiconductors — 0.5%
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/24)(a)	30	27,379
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	50	45,280

		72,659

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.8%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)	$20	$19,451
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	75	67,735
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)	70	63,043
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	35	30,722
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/23)(a)	60	55,865
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	20	17,000
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	35	31,574
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/24)(a)	65	57,610
PTC Inc., 4.00%, 02/15/28 (Call 02/15/24)(a)	40	37,232

		380,232

Telecommunications — 4.5%
Altice France Holding SA, 6.00%, 02/15/28 (Call 02/15/24)(a)	75	46,153
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/23)(a)	80	62,986
CommScope Inc., 7.13%, 07/01/28 (Call 07/01/23)(a)	50	35,835
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	30	21,872
6.50%, 10/01/28 (Call 10/01/23)(a)	50	38,954
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	105	92,119
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	20	18,076
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(a)	65	61,771
Level 3 Financing Inc., 10.50%, 05/15/30 (Call 05/15/26)(a)	12	11,489
Lumen Technologies Inc., Series G, 6.88%, 01/15/28	2	1,030
Sprint Capital Corp., 6.88%, 11/15/28	109	117,578
ViaSat Inc., 6.50%, 07/15/28 (Call 06/17/23)(a)	30	23,784
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	95	78,233

		609,880

Transportation — 0.4%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(a)(b)	40	35,953

Security	Par/ Shares (000)	Value

Transportation (continued)
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	$20	$19,868

		55,821

Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	70	64,228

Total Long-Term Investments — 99.1%
(Cost: $13,954,993)		13,465,886

Short-Term Securities

Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	1,618	1,618,453
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	180	180,000

Total Short-Term Securities — 13.2%
(Cost: $1,797,883)		1,798,453

Total Investments — 112.3%
(Cost: $15,752,876)		15,264,339

Liabilities in Excess of Other Assets — (12.3)%		(1,677,086)

Net Assets — 100.0%		$13,587,253

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency
Shares	$1,305,194	$312,645	(a)	$—	$(60)	$674	$1,618,453	1,618	$5,972	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	120,000	60,000	(a)	—	—	—	180,000	180	1,943		—

					$(60)	$674	$1,798,453		$7,915		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2028 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$13,465,886	$—	$13,465,886
Short-Term Securities
Money Market Funds	1,798,453	—	—	1,798,453

	$1,798,453	$13,465,886	$—	$15,264,339

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(a)	$35	$25,903
Lamar Media Corp., 4.88%, 01/15/29 (Call 01/15/24)(b)	10	9,525
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29 (Call 01/15/24)(a)	15	12,812
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	35	30,401

		78,641

Aerospace & Defense — 1.9%
Bombardier Inc., 7.50%, 02/01/29 (Call 02/01/26)(a)	25	24,586
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	20	18,003
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(a)	30	32,258
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	35	31,688
4.88%, 05/01/29 (Call 05/01/24)(b)	25	22,713

		129,248

Agriculture — 0.3%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	25	22,380

Airlines — 2.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	95	90,357
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(b)	15	13,480
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(a)	60	54,300

		158,137

Apparel — 0.4%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	10	8,874
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	10	8,496
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)	15	12,461

		29,831

Auto Manufacturers — 1.3%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	15	14,780
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	25	20,697
5.11%, 05/03/29 (Call 02/03/29)	45	41,925
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	15	12,421

		89,823

Auto Parts & Equipment — 1.3%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)	20	16,615
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)	22	16,363
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)	25	22,136
IHO Verwaltungs GmbH, 6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(c)	20	17,933
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	20	15,053

		88,100

Beverages — 0.6%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	25	22,080
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)(b)	25	20,996

		43,076

Building Materials — 0.8%
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	10	7,598
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	10	8,761
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)	20	18,109

Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)(b)	$20	$18,996

		53,464

Chemicals — 3.2%
ASP Unifrax Holdings Inc, 7.50%, 09/30/29 (Call 09/30/24)(a)	15	10,851
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	20	17,396
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	20	16,472
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)	15	14,775
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	20	17,028
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)	10	8,615
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	20	18,775
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	20	19,498
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29 (Call 10/01/24)(a)	10	8,040
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(a)(b)	20	16,678
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(a)	15	9,302
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	35	29,070
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	35	30,203

		216,703

Coal — 0.2%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	15	13,111

Commercial Services — 6.4%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)	30	26,211
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	30	23,346
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)(b)	10	8,816
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)	10	9,058
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	10	8,694
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	25	22,349
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.38%, 03/01/29 (Call 03/01/24)(a)	20	18,137
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	10	8,378
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	15	11,500
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	15	12,335
Gartner Inc., 3.63%, 06/15/29 (Call 06/15/24)(a)	20	17,720
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)(b)	30	24,534
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	25	21,278
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	80	75,300
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	30	27,092
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	10	7,839
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)	15	9,833
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	20	18,001
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	15	13,152
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)	25	24,159
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	10	8,194
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	15	12,363
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	15	13,115
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	15	9,563

		430,967

Computers — 1.4%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	15	12,361
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	25	21,754
NCR Corp.
5.13%, 04/15/29 (Call 04/15/24)(a)	35	30,279
6.13%, 09/01/29 (Call 09/01/24)(a)	15	14,699

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman, 4.09%, 06/01/29 (Call 03/01/29)	$15	$13,016

		92,109

Cosmetics & Personal Care — 0.4%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International
U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	15	14,150
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(a)	15	13,329

		27,479

Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)	10	8,629
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	7	5,977

		14,606

Diversified Financial Services — 2.2%
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	15	12,661
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	10	8,275
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(a)(b)	12	10,407
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)	15	13,450
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	25	21,523
OneMain Finance Corp., 5.38%, 11/15/29 (Call 05/15/29)	25	21,035
PennyMac Financial Services Inc., 4.25%, 02/15/29 (Call 02/15/24)(a)	20	16,450
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	10	8,485
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.63%, 03/01/29 (Call 03/09/24)(a)(b)	25	21,128
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(a)	20	17,222

		150,636

Electric — 1.8%
Calpine Corp., 4.63%, 02/01/29 (Call 02/01/24)(a)(b)	20	17,340
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	10	9,095
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	10	9,041
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	15	12,712
5.25%, 06/15/29 (Call 06/15/24)(a)	25	23,084
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	10	10,499
Vistra Operations Co. LLC, 4.38%, 05/01/29 (Call 05/01/24)(a)	40	35,796

		117,567

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	25	21,810

Electronics — 1.8%
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	30	26,990
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	60	51,962
Sensata Technologies BV, 4.00%, 04/15/29 (Call 03/18/24)(a)	30	27,089
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	15	12,827

		118,868

Engineering & Construction — 0.9%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	10	9,128
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	15	13,698
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(a)	15	12,497
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)(b)	10	7,857
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	10	8,718
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	10	9,356

		61,254

Security	Par (000)	Value

Entertainment — 4.5%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)	$30	$21,723
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	20	18,134
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)(b)	35	30,666
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	15	13,931
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)(b)	10	8,913
International Game Technology PLC, 5.25%, 01/15/29
(Call 01/15/24)(a)	25	24,026
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	15	13,063
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 03/23/24)(a)	30	21,704
Midwest Gaming Borrower LLC, 4.88%, 05/01/29
(Call 05/01/24)(a)	25	22,464
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)	10	8,466
Premier Entertainment Sub LLC/Premier Entertainment Finance
Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	25	18,118
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(Call 01/16/29)(d)	30	24,193
Scientific Games International Inc., 7.25%, 11/15/29
(Call 11/15/24)(a)	15	15,040
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29
(Call 08/15/24)(a)	25	22,485
WMG Acquisition Corp., 3.75%, 12/01/29 (Call 12/01/24)(a)(b)	15	13,202
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%,
10/01/29 (Call 07/01/29)(a)	25	23,038

		299,166

Environmental Control — 1.6%
Clean Harbors Inc., 5.13%, 07/15/29 (Call 07/15/24)(a)(b)	10	9,601
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	25	22,253
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(a)	15	13,594
4.75%, 06/15/29 (Call 06/15/24)(a)	25	23,265
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	30	23,489
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	15	13,533

		105,735

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 03/15/29
(Call 09/15/23)(a)	40	35,460
Performance Food Group Inc., 4.25%, 08/01/29
(Call 08/01/24)(a)(b)	30	27,276
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	40	38,058
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet
Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	25	20,655
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	30	27,901

		149,350

Food Service — 0.2%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(a)	20	13,246

Forest Products & Paper — 0.5%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	15	10,640
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	27	22,558

		33,198

Health Care — Products — 3.6%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)(b)	25	22,065
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/23)(a)	30	26,984
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	140	122,471
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	80	69,191

		240,711

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 3.0%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/23)(a)	$15	$14,202
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	12	10,253
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 02/15/24)(a)	17	14,310
Charles River Laboratories International Inc., 3.75%, 03/15/29 (Call 03/15/24)(a)	15	13,221
CHS/Community Health Systems Inc.
6.00%, 01/15/29 (Call 01/15/24)(a)	28	24,816
6.88%, 04/15/29 (Call 04/15/24)(a)	50	36,999
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	20	17,874
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	15	12,097
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	20	16,720
Tenet Healthcare Corp., 4.25%, 06/01/29 (Call 06/01/24)	45	41,276

		201,768

Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	30	27,066
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	25	21,938

		49,004

Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29 (Call 08/01/24)(a)	10	8,339
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	10	9,559
Brookfield Residential Properties Inc./Brookfield Residential U.S.
LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	10	7,921
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)(b)	15	13,138
KB Home, 4.80%, 11/15/29 (Call 05/15/29)	7	6,558
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	10	8,212
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(a)	15	13,536
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)	7	6,239
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	15	12,323

		85,825

Home Furnishings — 0.3%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	25	21,857

Household Products & Wares — 0.4%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	20	16,854
Spectrum Brands Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	10	9,089

		25,943

Housewares — 0.6%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)(b)	15	14,827
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)(b)	15	13,031
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	20	12,205

		40,063

Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	20	16,792
6.00%, 08/01/29 (Call 08/01/24)(a)	15	12,497
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(a)	15	13,066
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	25	22,702
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)(b)	15	13,005
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)	25	21,773
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)	15	13,398

		113,233

Security	Par (000)	Value

Internet — 1.3%
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	$20	$13,935
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	25	21,654
Match Group Holdings II LLC, 5.63%, 02/15/29 (Call 02/15/24)(a)(b)	10	9,430
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)(b)	45	41,479

		86,498

Iron & Steel — 0.9%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	10	9,213
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	20	19,871
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	10	9,050
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(a)	10	7,787
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	13	12,843

		58,764

Leisure Time — 2.6%
Carnival Corp., 6.00%, 05/01/29 (Call 11/01/24)(a)	60	47,129
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)(b)	17	13,474
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(a)	20	17,049
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (Call 04/01/25)(a)	30	31,511
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	30	32,058
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(a)	15	12,732
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(a)	12	10,223
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	15	11,768

		175,944

Lodging — 2.9%
Hilton Domestic Operating Co. Inc., 3.75%, 05/01/29 (Call 05/01/24)(a)	25	22,525
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	25	22,624
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	22,728
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	15	13,086
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(a)	35	29,022
Sands China Ltd., 3.35%, 03/08/29 (Call 01/08/29)	20	16,867
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(a)(b)	35	27,388
Travel + Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)	20	17,448
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)(b)	30	24,768

		196,456

Machinery — 0.6%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 04/15/24)(a)	10	9,074
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	15	13,619
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	20	18,623

		41,316

Media — 6.5%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	65	51,877
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	30	20,793
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (Call 06/01/24)(a)	45	41,309
6.38%, 09/01/29 (Call 09/01/25)(a)	45	42,779
CSC Holdings LLC, 6.50%, 02/01/29 (Call 02/01/24)(a)(b)	55	45,934
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	25	21,409
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(a)	20	17,298
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	30	26,638
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	15	11,691
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	40	35,673

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	$45	$39,546
Univision Communications Inc., 4.50%, 05/01/29 (Call 05/01/24)(a)	35	30,176
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(a)	15	13,065
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)(b)	45	41,381

		439,569

Metal Fabricate & Hardware — 0.2%
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	15	13,622

Mining — 0.6%
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	10	8,253
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	15	12,927
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	20	18,791

		39,971

Office & Business Equipment — 0.1%
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(a)(b)	10	7,392

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	15	13,370

Oil & Gas — 5.1%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	15	15,358
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(a)(b)	10	8,925
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(a)	15	14,310
6.75%, 04/15/29 (Call 04/15/24)(a)	30	29,694
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)	15	13,877
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	20	18,885
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	40	36,207
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(a)	10	9,461
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 02/01/29 (Call 02/01/24)(a)	20	18,678
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(a)	10	8,823
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(a)	20	19,205
Murphy Oil Corp., 7.05%, 05/01/29	10	10,192
Occidental Petroleum Corp., 3.50%, 08/15/29 (Call 05/15/29)	10	9,086
Parkland Corp., 4.50%, 10/01/29 (Call 10/01/24)(a)	25	21,897
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	10	8,918
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)(b)	10	9,173
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)	20	20,868
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	20	18,087
Southwestern Energy Co., 5.38%, 02/01/29 (Call 02/01/24)	20	18,902
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)	25	22,703
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	10	9,172

		342,421

Packaging & Containers — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC, 4.00%, 09/01/29 (Call 05/15/24)(a)(b) .	35	28,507
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)	15	14,719
Graphic Packaging International LLC, 3.50%, 03/01/29 (Call 09/01/28)(a)	10	8,863
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(a)	15	13,039
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(a)	15	14,409
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	10	8,957

		88,494

Security	Par (000)	Value

Pharmaceuticals — 1.6%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	$15	$13,405
AdaptHealth LLC, 4.63%, 08/01/29 (Call 02/01/24)(a)	15	12,244
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	20	15,320
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	45	41,407
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	15	13,436
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	15	12,052

		107,864

Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	25	23,414
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(a)	20	18,850
8.00%, 04/01/29 (Call 04/01/24)(a)	15	15,258
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	35	31,052
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	15	14,487
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	25	21,295
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	12	11,181
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	40	33,204
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	15	13,848
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	40	36,012

		218,601

Real Estate — 1.0%
Howard Hughes Corp. (The), 4.13%, 02/01/29 (Call 02/01/24)(a)	20	16,833
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	20	15,423
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	20	15,966
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	27	20,053

		68,275

Real Estate Investment Trusts — 2.8%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	15	11,434
Iron Mountain Inc., 4.88%, 09/15/29 (Call 09/15/24)(a)	30	27,420
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp., 4.75%, 06/15/29 (Call 06/15/24)(a)	20	15,824
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)(b)	27	20,444
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(a)	25	21,717
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(a)	20	18,010
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	15	12,632
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)(b)	45	38,589
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	12	9,117
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	15	12,954

		188,141

Retail — 7.3%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29 (Call 02/15/24)(a)	25	22,509
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	15	12,149
Asbury Automotive Group Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	25	22,272
Bath & Body Works Inc., 7.50%, 06/15/29 (Call 06/15/24)(b)	15	15,269
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/25)(a)	10	8,800
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)	10	9,050
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	12	10,037

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	$7	$5,792
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(a)	25	21,138
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	30	26,233
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	10	8,449
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)(b)	15	12,025
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	25	17,768
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	10	8,826
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	25	19,914
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	30	25,561
Lithia Motors Inc., 3.88%, 06/01/29 (Call 06/01/24)(a)(b)	25	21,647
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)(b)	15	13,734
Michaels Companies Inc. (The), 7.88%, 05/01/29 (Call 04/01/24)(a)(b)	40	26,776
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	15	14,005
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)	10	8,631
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	15	10,975
6.75%, 08/01/29 (Call 08/01/24)(a)	12	8,760
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(a)(b)	10	8,698
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	15	13,032
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(a)	35	34,495
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	20	16,803
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(a)	25	20,358
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	15	12,406
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	20	17,711
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	20	16,178

		490,001

Semiconductors — 0.3%
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(a)(b)	10	8,563
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	10	8,407

		16,970

Software — 5.0%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	25	24,764
Clarivate Science Holdings Corp., 4.88%, 07/01/29 (Call 06/30/24)(a)	30	27,040
Cloud Software Group Inc., 9.00%, 09/30/29 (Call 09/30/25)	72	61,867
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)	15	13,270
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	20	17,245
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(a)	25	21,007
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	115	103,529
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	20	17,136
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	20	16,544
Twilio Inc., 3.63%, 03/15/29 (Call 03/15/24)(b)	15	12,809
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	20	17,247

		332,458

Security	Par/ Shares (000)	Value

Telecommunications — 3.5%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	$85	$63,726
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	15	10,998
5.13%, 07/15/29 (Call 04/15/24)(a)	80	59,284
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(a)	40	32,275
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	25	19,000
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	32	25,755
Level 3 Financing Inc., 3.88%, 11/15/29 (Call 08/15/29)(a)	25	18,253
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	10	8,418

		237,709

Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(a)	20	18,060

Transportation — 0.7%
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	7	5,136
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	25	21,785
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	25	19,953

		46,874

Total Long-Term Investments — 97.7%
(Cost: $7,113,331)		6,565,679

Short-Term Securities

Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	1,067	1,067,647
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	40	40,000

Total Short-Term Securities — 16.5%
(Cost: $1,107,169)		1,107,647

Total Investments — 114.2%
(Cost: $8,220,500)		7,673,326

Liabilities in Excess of Other Assets — (14.2)%		(954,559)

Net Assets — 100.0%		$6,718,767

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® 2029 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,466,336	$—	$(399,532	)(a)	$227	$616	$1,067,647	1,067	$6,006	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—	(30,000	)(a)	—	—	40,000	40	1,236		—

					$227	$616	$1,107,647		$7,242		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments Corporate Bonds & Notes	$—	$6,565,679	$—	$6,565,679

Short-Term Securities Money Market Funds	1,107,647	—	—	1,107,647

	$1,107,647	$6,565,679	$—	$7,673,326

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Statements of Assets and Liabilities (unaudited) April 30, 2023

	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$198,043,414	$262,144,074	$170,334,201	$82,671,082
Investments, at value — affiliated(c)	28,302,862	25,514,956	29,136,998	13,891,863
Cash	61,186	3,133	3,515	4,430
Foreign currency, at value(d)	4	119	20	—
Receivables:
Investments sold	—	1,890,577	4,169,135	294,733
Securities lending income — affiliated	4,722	34,083	16,027	8,557
Capital shares sold	19,248	—	—	—
Dividends — affiliated	36,366	12,687	17,138	1,449
Interest — unaffiliated	2,100,566	4,084,495	3,289,705	1,359,660

Total assets	228,568,368	293,684,124	206,966,739	98,231,774

LIABILITIES
Collateral on securities loaned, at value	16,178,601	24,864,928	24,806,747	13,092,999
Payables:
Investments purchased	7,018,067	6,691,752	6,016,230	1,101,963
Investment advisory fees	58,256	72,846	50,120	23,825

Total liabilities	23,254,924	31,629,526	30,873,097	14,218,787

NET ASSETS	$205,313,444	$262,054,598	$176,093,642	$84,012,987

NET ASSETS CONSIST OF
Paid-in capital	$208,737,053	$263,982,537	$178,838,664	$85,878,731
Accumulated loss	(3,423,609)	(1,927,939)	(2,745,022)	(1,865,744)

NET ASSETS	$205,313,444	$262,054,598	$176,093,642	$84,012,987

NET ASSETVALUE
Shares outstanding	8,700,000	11,400,000	7,700,000	3,700,000

Net asset value	$23.60	$22.99	$22.87	$22.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$198,897,232	$264,254,965	$171,559,240	$83,939,637
(b) Securities loaned, at value	$15,641,741	$22,967,496	$23,877,058	$12,658,846
(c) Investments, at cost — affiliated	$28,295,340	$25,505,841	$29,130,390	$13,888,904
(d) Foreign currency, at cost	$4	$114	$19	$—

See notes to financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) April 30, 2023

	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2028 Term High Yield and Income ETF	iShares iBonds 2029 Term High Yield and Income ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$29,884,294	$13,465,886	$6,565,679
Investments, at value — affiliated(c)	5,014,903	1,798,453	1,107,647
Cash	9,016	335	2,509
Receivables:
Investments sold	—	98,303	53,269
Securities lending income — affiliated	2,393	1,682	819
Dividends — affiliated	843	624	123
Interest — unaffiliated	541,244	226,249	101,168

Total assets	35,452,693	15,591,532	7,831,214

LIABILITIES
Collateral on securities loaned, at value	4,774,585	1,618,034	1,067,101
Payables:
Investments purchased	59,428	382,367	43,044
Capital shares redeemed	11	—	—
Investment advisory fees	8,751	3,878	2,302

Total liabilities	4,842,775	2,004,279	1,112,447

NET ASSETS	$30,609,918	$13,587,253	$6,718,767

NET ASSETS CONSIST OF
Paid-in capital	$32,031,089	$14,480,968	$8,086,892
Accumulated loss	(1,421,171)	(893,715)	(1,368,125)

NET ASSETS	$30,609,918	$13,587,253	$6,718,767

NET ASSETVALUE
Shares outstanding	1,400,000	600,000	300,000

Net asset value	$21.86	$22.65	$22.40

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$30,860,377	$13,954,993	$7,113,331
(b) Securities loaned, at value	$4,595,213	$1,565,299	$1,030,030
(c) Investments, at cost — affiliated	$5,013,657	$1,797,883	$1,107,169

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Operations (unaudited) Six Months Ended April 30, 2023

	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF

INVESTMENT INCOME
Dividends — affiliated	$267,781	$96,660	$49,760	$5,927
Interest — unaffiliated	3,748,830	7,897,427	5,005,734	2,430,653
Securities lending income — affiliated — net	76,584	229,409	80,803	37,044
Other income — unaffiliated	4,174	7,391	3,100	1,385

Total investment income	4,097,369	8,230,887	5,139,397	2,475,009

EXPENSES
Investment advisory	327,855	385,675	232,373	111,314

Total expenses	327,855	385,675	232,373	111,314

Less:
Investment advisory fees waived	(5,611)	(2,001)	(1,008)	(143)

Total expenses after fees waived	322,244	383,674	231,365	111,171

Net investment income	3,775,125	7,847,213	4,908,032	2,363,838

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	118,511	448,786	(783,933)	(439,529)
Investments — affiliated	3,727	6,646	(1,222)	(1,864)
Capital gain distributions from underlying funds — affiliated	7	1	—	—
In-kind redemptions — unaffiliated(a)	15,122	78,471	—	—

	137,367	533,904	(785,155)	(441,393)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,217,254	2,045,721	2,246,701	1,080,487
Investments — affiliated	8,170	9,701	6,782	3,337
Foreign currency translations	—	8	—	—

	1,225,424	2,055,430	2,253,483	1,083,824

Net realized and unrealized gain	1,362,791	2,589,334	1,468,328	642,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,137,916	$10,436,547	$6,376,360	$3,006,269

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued) Six Months Ended April 30, 2023

	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2028 Term High Yield and Income ETF	iShares iBonds 2029 Term High Yield and Income ETF

INVESTMENT INCOME
Dividends — affiliated	$2,583	$1,943	$1,236
Interest — unaffiliated	769,774	459,239	355,372
Securities lending income — affiliated — net	11,299	5,972	6,006
Other income — unaffiliated	—	258	—

Total investment income	783,656	467,412	362,614

EXPENSES
Investment advisory	39,054	22,285	18,125

Total expenses	39,054	22,285	18,125

Less:
Investment advisory fees waived	(53)	(41)	(27)

Total expenses after fees waived	39,001	22,244	18,098

Net investment income	744,655	445,168	344,516

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(183,886)	(287,943)	(193,637)
Investments — affiliated	(176)	(60)	227
In-kind redemptions — unaffiliated(a)	—	—	(338,557)

	(184,062)	(288,003)	(531,967)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	538,365	528,713	825,263
Investments — affiliated	1,351	674	616

	539,716	529,387	825,879

Net realized and unrealized gain	355,654	241,384	293,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,100,309	$686,552	$638,428

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets

	iShares iBonds 2023 Term High Yield and Income ETF		iShares iBonds 2024 Term High Yield and Income ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,775,125	$3,518,469	$7,847,213	$3,463,485
Net realized gain (loss)	137,367	(2,751,000)	533,904	(871,355)
Net change in unrealized appreciation (depreciation)	1,225,424	(2,462,901)	2,055,430	(4,794,227)

Net increase (decrease) in net assets resulting from operations	5,137,916	(1,695,432)	10,436,547	(2,202,097)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,440,199)	(3,422,061)	(6,924,464)	(3,121,614)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	35,184,925	90,001,831	109,505,587	102,633,210

NET ASSETS
Total increase in net assets	36,882,642	84,884,338	113,017,670	97,309,499
Beginning of period	168,430,802	83,546,464	149,036,928	51,727,429

End of period	$205,313,444	$168,430,802	$262,054,598	$149,036,928

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds 2025 Term High Yield and Income ETF		iShares iBonds 2026 Term High Yield and Income ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,908,032	$2,656,805	$2,363,838	$1,357,160
Net realized loss	(785,155)	(705,620)	(441,393)	(526,351)
Net change in unrealized appreciation (depreciation)	2,253,483	(4,044,668)	1,083,824	(2,517,466)

Net increase (decrease) in net assets resulting from operations	6,376,360	(2,093,483)	3,006,269	(1,686,657)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,266,261)	(2,544,114)	(2,051,141)	(1,299,480)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	88,514,128	50,288,336	47,423,850	18,299,537

NET ASSETS
Total increase in net assets	90,624,227	45,650,739	48,378,978	15,313,400
Beginning of period	85,469,415	39,818,676	35,634,009	20,320,609

End of period	$176,093,642	$85,469,415	$84,012,987	$35,634,009

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets (continued)

	iShares iBonds 2027 Term High Yield and Income ETF		iShares iBonds 2028 Term High Yield and Income ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Period From 03/08/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$744,655	$578,122	$445,168	$430,817
Net realized loss	(184,062)	(432,063)	(288,003)	(195,592)
Net change in unrealized appreciation (depreciation)	539,716	(1,390,066)	529,387	(1,017,924)

Net increase (decrease) in net assets resulting from operations	1,100,309	(1,244,007)	686,552	(782,699)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(663,939)	(676,024)	(427,949)	(369,619)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,266,088	4,402,345	2,235,719	12,245,249

NET ASSETS
Total increase in net assets	15,702,458	2,482,314	2,494,322	11,092,931
Beginning of period	14,907,460	12,425,146	11,092,931	—

End of period	$30,609,918	$14,907,460	$13,587,253	$11,092,931

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds 2029 Term High Yield and Income ETF

	Six Months Ended 04/30/23 (unaudited)	Period From 03/08/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$344,516	$446,777
Net realized loss	(531,967)	(331,508)
Net change in unrealized appreciation (depreciation)	825,879	(1,373,053)

Net increase (decrease) in net assets resulting from operations	638,428	(1,257,784)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(361,7 94)	(386,975)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,423,642)	12,510,534

NET ASSETS

Total increase (decrease) in net assets	(4,147,008)	10,865,775

Beginning of period	10,865,775	—

End of period	$6,718,767	$10,865,775

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds 2023 Term High Yield and Income ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$23.39		$24.57	$23.62	$24.73	$25.00

Net investment income(b)	0.47		0.71	1.08	1.33	0.69
Net realized and unrealized gain (loss)(c)	0.17		(1.17)	1.04	(1.08)	(0.40)

Net increase (decrease) from investment operations	0.64		(0.46)	2.12	0.25	0.29

Distributions from net investment income(d)	(0.43)		(0.72)	(1.17)	(1.36)	(0.56)

Net asset value, end of period	$23.60		$23.39	$24.57	$23.62	$24.73

Total Return(e)
Based on net asset value	2.75	%(f)	(1.86)%	9.12%	1.16%	1.19	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.34	%(h)	0.35%	0.35%	0.35%	0.35	%(h)

Net investment income	4.03	%(h)	3.00%	4.40%	5.67%	5.73	%(h)

Supplemental Data
Net assets, end of period (000)	$205,313		$168,431	$83,546	$16,533	$12,364

Portfolio turnover rate(i)	1%		19%	46%	51%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2024 Term High Yield and Income ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$22.58		$24.63	$23.38	$25.21	$25.00

Net investment income(b)	0.81		1.09	1.08	1.33	0.68
Net realized and unrealized gain (loss)(c)	0.34		(2.12)	1.33	(1.79)	0.09

Net increase (decrease) from investment operations	1.15		(1.03)	2.41	(0.46)	0.77

Distributions from net investment income(d)	(0.74)		(1.02)	(1.16)	(1.37)	(0.56)

Net asset value, end of period	$22.99		$22.58	$24.63	$23.38	$25.21

Total Return(e)
Based on net asset value	5.12	%(f)	(4.21)%	10.42%	(1.72)%	3.08	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)

Net investment income	7.12	%(h)	4.72%	4.39%	5.61%	5.55	%(h)

Supplemental Data
Net assets, end of period (000)	$262,055		$149,037	$51,727	$9,354	$12,604

Portfolio turnover rate(i)	20%		24%	44%	42%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$22.49		$24.89	$24.07	$25.13	$25.00

Net investment income(b)	0.83		1.26	1.14	1.37	0.71
Net realized and unrealized gain (loss)(c)	0.31		(2.43)	0.95	(0.99)	0.00	(d)

Net increase (decrease) from investment operations	1.14		(1.17)	2.09	0.38	0.71

Distributions from net investment income(e)	(0.76)		(1.23)	(1.27)	(1.44)	(0.58)

Net asset value, end of period	$22.87		$22.49	$24.89	$24.07	$25.13

Total Return(f)
Based on net asset value	5.10	%(g)	(4.77)%	8.77%	1.71%	2.87	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.35	%(i)	0.35%	0.35%	0.35%	0.35	%(i)

Total expenses after fees waived	0.35	%(i)	0.35%	0.35%	0.35%	0.35	%(i)

Net investment income	7.39	%(i)	5.37%	4.58%	5.73%	5.84	%(i)

Supplemental Data
Net assets, end of period (000)	$176,094		$85,469	$39,819	$16,847	$12,565

Portfolio turnover rate(j)	15%		20%	29%	42%	5%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Period From 11/10/20 to 10/31/21	(a)

Net asset value, beginning of period	$22.27		$25.40	$25.00

Net investment income(b)	0.83		1.28	1.06
Net realized and unrealized gain (loss)(c)	0.38		(3.15)	0.37

Net increase (decrease) from investment operations	1.21		(1.87)	1.43

Distributions from net investment income(d)	(0.77)		(1.26)	(1.03)

Net asset value, end of period	$22.71		$22.27	$25.40

Total Return(e)
Based on net asset value	5.44	%(f)	(7.52)%	5.79	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35%	0.35	%(h)

Net investment income	7.43	%(h)	5.46%	4.26	%(h)

Supplemental Data
Net assets, end of period (000)	$84,013		$35,634	$20,321

Portfolio turnover rate(i)	5%		15%	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2027 Term High Yield and Income ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Period From 07/07/21 to 10/31/21	(a)

Net asset value, beginning of period	$21.30		$24.85	$25.00

Net investment income(b)	0.72		1.01	0.25
Net realized and unrealized gain (loss)(c)	0.52		(3.36)	(0.21)

Net increase (decrease) from investment operations	1.24		(2.35)	0.04

Distributions from net investment income(d)		(0.68)	(1.20)	(0.19)

Net asset value, end of period	$21.86		$21.30	$24.85

Total Return(e)
Based on net asset value	5.91	%(f)	(9.71)%	0.15	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35%	0.35	%(h)

Net investment income	6.67	%(h)	4.41%	3.19	%(h)

Supplemental Data
Net assets, end of period (000)	$30,610		$14,907	$12,425

Portfolio turnover rate(i)		6%	13%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2028 Term High Yield and Income ETF
	Six Months Ended 04/30/23 (unaudited)		Period From 03/08/22 to 10/31/22	(a)

Net asset value, beginning of period	$22.19		$25.00

Net investment income(b)	0.78		0.94
Net realized and unrealized gain (loss)(c)	0.46		(2.95)

Net increase (decrease) from investment operations	1.24		(2.01)

Distributions from net investment income(d)		(0.78)	(0.80)

Net asset value, end of period	$22.65		$22.19

Total Return(e)
Based on net asset value	5.62	%(f)	(8.10	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35	%(h)

Net investment income	6.99	%(h)	6.26	%(h)

Supplemental Data
Net assets, end of period (000)	$13,587		$11,093

Portfolio turnover rate(i)		14%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2029 Term High Yield and Income ETF
	Six Months Ended 04/30/23 (unaudited)		Period From 03/08/22 to 10/31/22	(a)

Net asset value, beginning of period	$21.73		$25.00

Net investment income(b)	0.73		0.91
Net realized and unrealized gain (loss)(c)	0.69		(3.41)

Net increase (decrease) from investment operations	1.42		(2.50)

Distributions from net investment income(d)		(0.75)	(0.77)

Net asset value, end of period	$22.40		$21.73

Total Return(e)
Based on net asset value	6.58	%(f)	(10.06	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35	%(h)

Net investment income	6.65	%(h)	6.11	%(h)

Supplemental Data
Net assets, end of period (000)	$6,719		$10,866

Portfolio turnover rate(i)		7%	14%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds 2023 Term High Yield and Income	Diversified

iBonds 2024 Term High Yield and Income	Diversified

iBonds 2025 Term High Yield and Income	Diversified

iBonds 2026 Term High Yield and Income	Non-diversified

iBonds 2027 Term High Yield and Income	Non-diversified

iBonds 2028 Term High Yield and Income	Non-diversified
iBonds 2029 Term High Yield and Income	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds 2023 Term High Yield and Income
Barclays Capital, Inc.	$370,847	$(370,847)	$—		$—
BMO Capital Markets Corp.	1,046,741	(1,046,741)	—		—
BNP Paribas SA	591,448	(591,448)	—		—
BofA Securities, Inc.	3,018,240	(3,018,240)	—		—
Goldman Sachs & Co. LLC	4,325,984	(4,325,984)	—		—
J.P. Morgan Securities LLC	2,099,131	(2,099,131)	—		—
Jefferies LLC	187,927	(187,927)	—		—
Morgan Stanley	3,198,535	(3,198,535)	—		—
Pershing LLC	802,888	(802,888)	—		—

	$15,641,741	$(15,641,741)	$—		$—

iBonds 2024 Term High Yield and Income
Barclays Capital, Inc.	$180,379	$(180,379)	$—		$—
BMO Capital Markets Corp.	1,869,586	(1,869,586)	—		—
BNP Paribas SA	776,136	(776,136)	—		—
BofA Securities, Inc.	350,668	(350,668)	—		—
Citigroup Global Markets, Inc.	1,933	(1,933)	—		—
Goldman Sachs & Co. LLC	2,743,356	(2,743,356)	—		—
J.P. Morgan Securities LLC	12,427,425	(12,427,425)	—		—
Jefferies LLC	1,523,253	(1,523,253)	—		—
Morgan Stanley	194,566	(194,566)	—		—
Pershing LLC	371,962	(371,962)	—		—
Scotia Capital (USA), Inc.	385,362	(385,362)	—		—
State Street Bank & Trust Co.	196,839	(196,839)	—		—
TD Prime Services LLC	1,945,033	(1,945,033)	—		—
TD Securities (USA) LLC	998	(998)	—		—

	$22,967,496	$(22,967,496)	$—		$—

iBonds 2025 Term High Yield and Income
Barclays Capital, Inc.	$2,143,697	$(2,143,697)	$—		$—
BMO Capital Markets Corp.	777,103	(777,103)	—		—
BNP Paribas SA	1,335,696	(1,335,696)	—		—
BofA Securities, Inc.	886,486	(886,486)	—		—
Credit Suisse Securities (USA) LLC	539,327	(539,327)	—		—
Goldman Sachs & Co. LLC	5,277,825	(5,277,825)	—		—
J.P. Morgan Securities LLC	8,603,242	(8,603,242)	—		—
Jefferies LLC	1,196,756	(1,196,756)	—		—
Morgan Stanley	2,732,833	(2,732,833)	—		—
Pershing LLC	369,541	(369,541)	—		—
Scotia Capital (USA), Inc.	14,552	(14,552)	—		—

	$23,877,058	$(23,877,058)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$2,525,966	$(2,525,966)	$—		$—
Barclays Capital, Inc.	565,618	(565,618)	—		—
BMO Capital Markets Corp.	8,968	(8,968)	—		—
BNP Paribas SA	1,146,202	(1,146,202)	—		—
Citadel Clearing LLC	111,551	(111,551)	—		—
Citigroup Global Markets, Inc.	137,858	(137,858)	—		—
Goldman Sachs & Co. LLC	1,966,945	(1,966,945)	—		—
J.P. Morgan Securities LLC	3,429,546	(3,429,546)	—		—
Jefferies LLC	744,296	(744,296)	—		—
Morgan Stanley	556,903	(556,903)	—		—
Pershing LLC	128,268	(128,268)	—		—
RBC Capital Markets LLC	674,311	(674,311)	—		—
Scotia Capital (USA), Inc.	67,985	(67,985)	—		—
Toronto-Dominion Bank	414,690	(414,690)	—		—
UBS Securities LLC	179,739	(179,739)	—		—

	$12,658,846	$(12,658,846)	$—		$—

iBonds 2027 Term High Yield and Income
Barclays Bank PLC	$1,110,381	$(1,110,381)	$—		$—
Barclays Capital, Inc.	164,809	(164,809)	—		—
BMO Capital Markets	164,407	(164,407)	—		—
BofA Securities, Inc.	38,706	(38,706)	—		—
Citadel Clearing LLC	41,132	(41,132)	—		—
Credit Suisse Securities (USA) LLC	411	(411)	—		—
J.P. Morgan Securities LLC	1,884,692	(1,884,692)	—		—
Jefferies LLC	152,554	(152,554)	—		—
Nomura Securities International, Inc.	106,117	(106,117)	—		—
RBC Capital Markets LLC	857,457	(857,457)	—		—
Scotia Capital (USA), Inc.	28,047	(28,047)	—		—
UBS Securities LLC	46,500	(46,500)	—		—

	$4,595,213	$(4,595,213)	$—		$—

iBonds 2028 Term High Yield and Income
BMO Capital Markets Corp.	$2,046	$(2,046)	$—		$—
J.P. Morgan Securities LLC	1,434,056	(1,434,056)	—		—
Jefferies LLC	59,161	(59,161)	—		—
Scotia Capital (USA), Inc.	34,362	(34,362)	—		—
Wells Fargo Bank, National Association	3,435	(3,435)	—		—
Wells Fargo Securities LLC	32,239	(32,239)	—		—

	$1,565,299	$(1,565,299)	$—		$—

iBonds 2029 Term High Yield and Income
BMO Capital Markets Corp.	$22,349	$(22,349)	$—		$—
J.P. Morgan Securities LLC	858,638	(858,638)	—		—
Jefferies LLC	82,171	(82,171)	—		—
Scotia Capital (USA), Inc.	57,284	(57,284)	—		—
TD Prime Services LLC	922	(922)	—		—
Wells Fargo Securities LLC	8,666	(8,666)	—		—

	$1,030,030	$(1,030,030)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
iBonds 2023 Term High Yield and Income	$5,611
iBonds 2024 Term High Yield and Income	2,001
iBonds 2025 Term High Yield and Income	1,008
iBonds 2026 Term High Yield and Income	143
iBonds 2027 Term High Yield and Income	53
iBonds 2028 Term High Yield and Income	41
iBonds 2029 Term High Yield and Income	27

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
iBonds 2023 Term High Yield and Income	$19,987
iBonds 2024 Term High Yield and Income	53,335
iBonds 2025 Term High Yield and Income	20,489
iBonds 2026 Term High Yield and Income	9,835
iBonds 2027 Term High Yield and Income	3,103
iBonds 2028 Term High Yield and Income	1,610
iBonds 2029 Term High Yield and Income	1,590

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds 2023 Term High Yield and Income	$519,240	$36,630,042
iBonds 2024 Term High Yield and Income	44,491,588	41,775,266
iBonds 2025 Term High Yield and Income	19,031,302	19,857,784
iBonds 2026 Term High Yield and Income	4,061,095	3,390,466
iBonds 2027 Term High Yield and Income	1,351,818	1,436,302
iBonds 2028 Term High Yield and Income	1,725,979	1,749,837
iBonds 2029 Term High Yield and Income	698,959	825,058

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds 2023 Term High Yield and Income	$41,859,094	$6,442,951
iBonds 2024 Term High Yield and Income	109,738,482	2,234,394
iBonds 2025 Term High Yield and Income	86,799,754	—
iBonds 2026 Term High Yield and Income	46,473,830	—
iBonds 2027 Term High Yield and Income	14,833,581	—
iBonds 2028 Term High Yield and Income	2,202,837	—
iBonds 2029 Term High Yield and Income	—	2,145,610

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

iBonds 2023 Term High Yield and Income	$3,350,761
iBonds 2024 Term High Yield and Income	1,721,311
iBonds 2025 Term High Yield and Income	1,571,118
iBonds 2026 Term High Yield and Income	554,974
iBonds 2027 Term High Yield and Income	302,074
iBonds 2028 Term High Yield and Income	193,964
iBonds 2029 Term High Yield and Income	319,627
As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds 2023 Term High Yield and Income	$227,278,094	$122,563	$(1,054,381)	$(931,818)
iBonds 2024 Term High Yield and Income	289,919,166	1,043,754	(3,303,890)	(2,260,136)
iBonds 2025 Term High Yield and Income	200,930,292	1,077,035	(2,536,128)	(1,459,093)
iBonds 2026 Term High Yield and Income	97,961,248	543,391	(1,941,694)	(1,398,303)
iBonds 2027 Term High Yield and Income	36,000,937	184,914	(1,286,654)	(1,101,740)
iBonds 2028 Term High Yield and Income	15,756,969	67,007	(559,637)	(492,630)
iBonds 2029 Term High Yield and Income	8,234,091	27,383	(588,148)	(560,765)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount

iBonds 2023 Term High Yield and Income
Shares sold	1,800,000	$42,228,503	4,300,000	$102,006,289
Shares redeemed	(300,000)	(7,043,578)	(500,000)	(12,004,458)

	1,500,000	$35,184,925	3,800,000	$90,001,831

iBonds 2024 Term High Yield and Income
Shares sold	4,900,000	$111,780,155	4,500,000	$102,633,210
Shares redeemed	(100,000)	(2,274,568)	—	—

	4,800,000	$109,505,587	4,500,000	$102,633,210

iBonds 2025 Term High Yield and Income
Shares sold	3,900,000	$88,514,128	2,400,000	$54,972,737
Shares redeemed	—	—	(200,000)	(4,684,401)

	3,900,000	$88,514,128	2,200,000	$50,288,336

iBonds 2026 Term High Yield and Income
Shares sold	2,100,000	$47,423,850	900,000	$20,685,709
Shares redeemed	—	—	(100,000)	(2,386,172)

	2,100,000	$47,423,850	800,000	$18,299,537

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/23		Year Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount

iBonds 2027 Term High Yield and Income
Shares sold	700,000	$15,266,088	300,000	$6,707,849
Shares redeemed	—	—	(100,000)	(2,305,504)

	700,000	$15,266,088	200,000	$4,402,345

	Six Months Ended 04/30/23		Period Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2028 Term High Yield and Income
Shares sold	100,000	$2,235,719	500,000	$12,245,249

iBonds 2029 Term High Yield and Income
Shares sold	—	$—	500,000	$12,510,534
Shares redeemed	(200,000)	(4,423,642)	—	—

	(200,000)	$(4,423,642)	500,000	$12,510,534

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds 2023 Term High Yield and Income ETF, iShares iBonds 2024 Term High Yield and Income ETF, iShares iBonds 2025 Term High Yield and Income ETF, iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF and iShares iBonds 2029 Term High Yield and Income ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBonds 2023 Term High Yield and Income	$0.433128	$—	$—	$0.433128	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	71

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	73

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1023-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares iBonds Dec 2023 Term Corporate ETF | IBDO | NYSE Arca

• iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca

• iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca

• iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca

• iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca

• iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca

• iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca

• iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca

• iShares iBonds Dec 2031 Term Corporate ETF | IBDW | NYSE Arca

• iShares iBonds Dec 2032 Term Corporate ETF | IBDX | NYSE Arca

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P® 500 Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.45%	2.48%	3.31%	2.92%	2.48%	17.68%	26.36%
Fund Market	2.48	2.49	3.27	2.91	2.49	17.43	26.33
Index	2.44	2.56	3.39	2.98	2.56	18.13	26.95

The inception date of the Fund was March 11, 2015. The first day of secondary market trading was March 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,024.50	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.7%
Aa	4.9
A	47.5
Baa	43.6
Ba	0.1
Not Rated	0.7
Short-Term and Other Assets	0.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

General Motors Financial Co. Inc., 1.70%, 08/18/23	1.5%
Bank of America Corp., 4.10%, 07/24/23	1.5
Bank of Nova Scotia (The), 0.40%, 09/15/23	1.4
Royal Bank of Canada, 3.70%, 10/05/23	1.4
Mitsubishi UFJ Financial Group Inc., 3.76%, 07/26/23	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.79%	1.49%	3.09%	2.75%	1.49%	16.46%	24.68%
Fund Market	2.71	1.64	3.09	2.75	1.64	16.42	24.73
Index	2.85	1.58	3.21	2.90	1.58	17.09	26.18

The inception date of the Fund was March 11, 2015. The first day of secondary market trading was March 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,027.90	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.4%
Aa	4.9
A	46.5
Baa	43.5
Ba	0.6
Not Rated	1.9
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

AbbVie Inc., 2.60%, 11/21/24	0.7%
Morgan Stanley, Series F, 3.88%, 04/29/24	0.7
Morgan Stanley, 3.70%, 10/23/24	0.7
Bank of America Corp., 4.20%, 08/26/24	0.7
JPMorgan Chase & Co., 3.88%, 09/10/24	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.64%	1.23%	3.29%	2.85%	1.23%	17.56%	25.72%
Fund Market	3.75	1.41	3.29	2.85	1.41	17.59	25.74
Index	3.73	1.33	3.30	2.91	1.33	17.63	26.32

The inception date of the Fund was March 11, 2015. The first day of secondary market trading was March 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,036.40	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.2%
Aa	5.5
A	39.4
Baa	49.1
Ba	1.4
Not Rated	1.3
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	0.8%
Visa Inc., 3.15%, 12/14/25	0.7
AbbVie Inc., 3.60%, 05/14/25	0.6
Boeing Co. (The), 4.88%, 05/01/25	0.6
Goldman Sachs Group Inc. (The), 3.50%, 04/01/25	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	5.29%	1.49%	3.25%	2.27%	1.49%	17.33%	16.06%
Fund Market	5.46	1.79	3.24	2.28	1.79	17.30	16.11
Index	5.37	1.60	3.33	2.38	1.60	17.78	16.86

The inception date of the Fund was September 13, 2016. The first day of secondary market trading was September 15, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,052.90	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	2.8%
Aa	5.9
A	37.9
Baa	48.2
Ba	0.6
Not Rated	1.7
Short-Term and Other Assets	2.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Dell International LLC/EMC Corp., 6.02%, 06/15/26	0.9%
Boeing Co. (The), 2.20%, 02/04/26	0.8
AbbVie Inc., 2.95%, 11/21/26	0.7
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.7
Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg December 2027 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	6.44%	1.84%	3.24%	2.26%	1.84%	17.27%	13.40%
Fund Market	6.27	2.06	3.23	2.26	2.06	17.24	13.40
Index	6.50	1.92	3.29	2.31	1.92	17.56	13.76

The inception date of the Fund was September 12, 2017. The first day of secondary market trading was September 14, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,064.40	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	2.5%
Aa	4.5
A	35.9
Baa	53.1
Ba	0.8
Not Rated	1.9
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

T-Mobile USA Inc., 3.75%, 04/15/27	0.9%
Citigroup Inc., 4.45%, 09/29/27	0.8
Magallanes Inc., 3.76%, 03/15/27	0.8
Verizon Communications Inc., 4.13%, 03/16/27	0.7
Microsoft Corp., 3.30%, 02/06/27	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2028 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028, as represented by the Bloomberg December 2028 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	7.74%	1.93%	3.15%	1.93%	15.38%
Fund Market	7.56	2.12	3.15	2.12	15.41
Index	7.83	2.01	3.19	2.01	15.58

The inception date of the Fund was September 18, 2018. The first day of secondary market trading was September 20, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,077.40	$0.52		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.5%
Aa	3.8
A	32.0
Baa	57.7
Ba	2.5
Not Rated	1.0
Short-Term and Other Assets	1.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

CVS Health Corp., 4.30%, 03/25/28	1.3%
Verizon Communications Inc., 4.33%, 09/21/28	1.1
Comcast Corp., 4.15%, 10/15/28	1.0
Cigna Group (The), 4.38%, 10/15/28	1.0
Amgen Inc., 5.15%, 03/02/28	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2029 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2029, as represented by the Bloomberg December 2029 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	8.20%	1.69%	0.26%	1.69%	0.96%
Fund Market	8.13	1.94	0.28	1.94	1.01
Index	8.29	1.82	0.31	1.82	1.13

The inception date of the Fund was September 17, 2019. The first day of secondary market trading was September 19, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,082.00	$0.52		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	0.8%
Aa	3.1
A	34.8
Baa	54.0
Ba	3.5
Not Rated	2.1
Short-Term and Other Assets	1.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

AbbVie Inc., 3.20%, 11/21/29	1.7%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	1.5
Verizon Communications Inc., 4.02%, 12/03/29	1.3
Centene Corp., 4.63%, 12/15/29	1.2
AT&T Inc., 4.35%, 03/01/29	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2030 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated, investment grade corporate bonds maturing in 2030, as represented by the Bloomberg December 2030 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	9.00%	1.62%	(3.05)%	1.62%	(8.46)%
Fund Market	9.14	2.21	(2.94)	2.21	(8.16)
Index	9.15	1.76	(2.99)	1.76	(8.29)

The inception date of the Fund was June 23, 2020. The first day of secondary market trading was June 25, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,090.00	$0.52		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.0%
Aa	5.4
A	33.6
Baa	56.0
Ba	1.8
Not Rated	0.7
Short-Term and Other Assets	1.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

T-Mobile USA Inc., 3.88%, 04/15/30	1.7%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1.1
Boeing Co. (The), 5.15%, 05/01/30	1.1
British Telecommunications PLC, 9.63%, 12/15/30	0.9
AT&T Inc., 4.30%, 02/15/30	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2031 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2031, as represented by the Bloomberg December 2031 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	9.44%	0.63%	(6.98)%	0.63%	(12.57)%
Fund Market	9.50	1.08	(6.88)	1.08	(12.40)
Index	9.55	0.77	(6.95)	0.77	(12.52)

The inception date of the Fund was June 22, 2021. The first day of secondary market trading was June 24, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,094.40	$0.52		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.3%
Aa	3.9
A	27.2
Baa	59.9
Ba	4.0
Not Rated	2.3
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Verizon Communications Inc., 2.55%, 03/21/31	1.6%
Orange SA, 9.00%, 03/01/31	1.4
Oracle Corp., 2.88%, 03/25/31	1.2
AT&T Inc., 2.75%, 06/01/31	1.1
Amazon.com Inc., 2.10%, 05/12/31	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2032 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2032, as represented by the Bloomberg December 2032 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6-Month Total Returns	Since Inception

Fund NAV	9.90%	4.03%
Fund Market	10.00	4.07
Index	10.02	4.12

The inception date of the Fund was June 28, 2022. The first day of secondary market trading was June 30, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,099.00	$0.52		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	0.5%
Aa	3.6
A	34.6
Baa	56.1
Ba	2.0
Not Rated	1.7
Short-Term and Other Assets	1.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Magallanes Inc., 4.28%, 03/15/32	1.9%
Verizon Communications Inc., 2.36%, 03/15/32	1.6
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32	1.4
Meta Platforms Inc., 3.85%, 08/15/32	1.2
Oracle Corp., 6.25%, 11/09/32	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
Boeing Co. (The)
1.88%, 06/15/23 (Call 05/30/23)(a)	$4,154	$4,135,598
4.51%, 05/01/23	21,932	21,932,000
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	3,394	3,361,384
3.38%, 05/15/23 (Call 05/09/23)(a)	5,408	5,404,376
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	4,598	4,584,068
Northrop Grumman Corp., 3.25%, 08/01/23(a)	9,594	9,530,488
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)(a)	4,362	4,318,729

		53,266,643

Agriculture — 0.7%
Philip Morris International Inc.
1.13%, 05/01/23(a)	2,597	2,597,000
2.13%, 05/10/23(a)	2,889	2,886,429
3.60%, 11/15/23(a)	4,893	4,854,296
Reynolds American Inc., 4.85%, 09/15/23(a)	4,553	4,531,829

		14,869,554

Apparel — 0.1%
NIKE Inc., 2.25%, 05/01/23(a)	2,623	2,623,000

Auto Manufacturers — 7.7%
American Honda Finance Corp.
0.65%, 09/08/23(a)	19,372	19,049,263
0.88%, 07/07/23(a)	27,528	27,297,315
1.95%, 05/10/23(a)	6,829	6,822,922
3.45%, 07/14/23(a)	7,171	7,144,252
3.63%, 10/10/23(a)	10,434	10,354,910
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	4,495	4,462,906
General Motors Financial Co. Inc.
1.70%, 08/18/23(a)	34,948	34,550,641
3.70%, 05/09/23	5,980	5,977,309
4.15%, 06/19/23 (Call 05/19/23)(a)	4,142	4,131,894
4.25%, 05/15/23(a)	6,036	6,032,560
PACCAR Financial Corp.
0.35%, 08/11/23(a)	5,429	5,352,288
0.80%, 06/08/23(a)	1,977	1,967,985
3.40%, 08/09/23(a)	2,100	2,087,484
Toyota Motor Corp., 3.42%, 07/20/23(a)	9,915	9,874,249
Toyota Motor Credit Corp.
0.50%, 08/14/23(a)	10,284	10,151,337
1.35%, 08/25/23(a)	8,358	8,254,110
2.25%, 10/18/23(a)	5,907	5,828,496
3.45%, 09/20/23(a)	5,672	5,633,033

		174,972,954

Banks — 28.0%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23(a)	13,632	13,387,851
Bank of America Corp., 4.10%, 07/24/23(a)	33,835	33,754,473
Bank of Montreal
0.40%, 09/15/23(a)	22,001	21,592,441
0.45%, 12/08/23(a)	7,895	7,663,361
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	7,304	7,083,565
2.20%, 08/16/23 (Call 06/16/23)(a)	8,121	8,042,226
3.45%, 08/11/23(a)	6,536	6,498,941
Bank of Nova Scotia (The)
0.40%, 09/15/23	33,055	32,447,449

Security	Par (000)	Value

Banks (continued)
0.55%, 09/15/23	$13,362	$13,111,329
0.80%, 06/15/23(a)	493	490,091
1.63%, 05/01/23	7,772	7,772,000
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	8,814	8,751,773
0.50%, 12/14/23(a)	11,056	10,745,105
0.95%, 06/23/23(a)	10,233	10,172,625
3.50%, 09/13/23(a)	8,103	8,046,927
Citigroup Inc.
3.50%, 05/15/23(a)	5,609	5,605,635
3.88%, 10/25/23(a)	14,991	14,899,555
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)(a)	4,924	4,874,957
Cooperatieve Rabobank UA, 4.63%, 12/01/23(a)	4,979	4,947,284
Credit Suisse AG/New York NY
0.52%, 08/09/23(a)	7,585	7,394,086
1.00%, 05/05/23(a)	12,103	12,088,476
Credit Suisse Group AG, 3.80%, 06/09/23	11,326	11,149,767
Deutsche Bank AG/New York NY, Series E, 0.96%, 11/08/23	16,045	15,529,955
Discover Bank, 4.20%, 08/08/23(a)	6,954	6,915,823
Fifth Third Bancorp., 1.63%, 05/05/23	12,017	12,012,914
First Horizon Corp., 3.55%, 05/26/23(a)	2,873	2,858,549
Goldman Sachs Group Inc. (The), 1.22%, 12/06/23 (Call 05/04/23)	24,802	24,214,193
HSBC Holdings PLC, 3.60%, 05/25/23(a)	8,639	8,625,437
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	10,943	10,807,197
ING Groep NV, 4.10%, 10/02/23	14,201	14,089,664
JPMorgan Chase & Co.
2.70%, 05/18/23(a)	11,283	11,268,671
3.38%, 05/01/23(a)	12,253	12,253,000
Lloyds Banking Group PLC, 4.05%, 08/16/23(a)	15,233	15,162,776
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	3,835	3,809,497
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	4,815	4,761,457
3.76%, 07/26/23(a)	32,190	32,065,103
Morgan Stanley, 4.10%, 05/22/23(a)	13,898	13,886,604
National Australia Bank Ltd./New York, 3.63%, 06/20/23	4,139	4,130,722
NatWest Group PLC, 3.88%, 09/12/23(a)	3,035	3,011,661
PNC Bank NA
3.50%, 06/08/23 (Call 05/08/23)(a)	3,450	3,443,583
3.80%, 07/25/23 (Call 06/25/23)(a)	9,251	9,208,538
Royal Bank of Canada
0.50%, 10/26/23(a)	8,586	8,385,088
3.70%, 10/05/23(a)	32,379	32,135,186
State Street Corp.
3.10%, 05/15/23(a)	4,636	4,631,642
3.70%, 11/20/23	9,000	8,909,460
Sumitomo Mitsui Banking Corp., 3.95%, 07/19/23(a)	2,195	2,188,569
Sumitomo Mitsui Financial Group Inc.
3.75%, 07/19/23(a)	5,157	5,138,899
3.94%, 10/16/23	12,008	11,919,621
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	10,548	10,435,558
Toronto-Dominion Bank (The)
0.30%, 06/02/23(a)	5,850	5,823,148
0.45%, 09/11/23(a)	7,954	7,807,885
0.75%, 06/12/23	11,405	11,350,712
3.50%, 07/19/23(a)	25,795	25,683,050
Truist Bank, 2.75%, 05/01/23	1,767	1,767,000
Truist Financial Corp., 3.75%, 12/06/23 (Call 11/06/23)(a)	13,567	13,397,277

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH, 3.40%, 07/24/23 (Call 06/23/23)(a)	$10,933	$10,882,818
Wells Fargo & Co., 4.13%, 08/15/23(a)	15,039	14,976,588
Westpac Banking Corp., 3.65%, 05/15/23(a)	4,595	4,591,554

		638,599,316

Beverages — 0.8%
Diageo Capital PLC, 3.50%, 09/18/23 (Call 08/18/23)(a)	4,447	4,419,606
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	765	764,610
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)(a)	7,186	7,094,307
PepsiCo Inc.
0.40%, 10/07/23(a)	4,941	4,848,356
0.75%, 05/01/23	445	445,000

		17,571,879

Biotechnology — 1.3%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	5,308	5,258,423
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 05/09/23)	10,159	9,971,871
2.50%, 09/01/23 (Call 07/01/23)(a)	8,998	8,914,319
Royalty Pharma PLC, 0.75%, 09/02/23	6,747	6,625,217

		30,769,830

Building Materials — 0.8%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	10,805	10,733,795
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	4,533	4,461,696
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 05/30/23)(a)	3,303	3,268,649

		18,464,140

Chemicals — 1.0%
Ecolab Inc., 0.90%, 12/15/23 (Call 05/30/23)(a)	5,215	5,073,986
International Flavors & Fragrances Inc., 3.20%, 05/01/23(a)	465	465,000
LYB International Finance BV, 4.00%, 07/15/23(a)	4,120	4,100,677
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	9,345	9,262,017
Nutrien Ltd., 1.90%, 05/13/23(a)	3,388	3,381,495

		22,283,175

Commercial Services — 0.4%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	2,211	2,204,190
Global Payments Inc.
3.75%, 06/01/23 (Call 05/30/23)	2,835	2,829,784
4.00%, 06/01/23 (Call 05/01/23)	3,291	3,282,410
PayPal Holdings Inc., 1.35%, 06/01/23	315	313,970

		8,630,354

Computers — 2.8%
Apple Inc.
0.75%, 05/11/23(a)	7,145	7,138,284
2.40%, 05/03/23	30,488	30,488,000
Hewlett Packard Enterprise Co., 4.45%, 10/02/23 (Call 09/02/23)(a)	10,773	10,720,428
International Business Machines Corp., 3.38%, 08/01/23(a)	16,608	16,525,458

		64,872,170

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co., 2.10%, 05/01/23(a)	640	640,000
Procter & Gamble Co. (The), 3.10%, 08/15/23(a)	4,900	4,879,910
Unilever Capital Corp., 0.38%, 09/14/23(a)	3,368	3,309,094

		8,829,004

Security	Par (000)	Value

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	$25,260	$24,669,421
4.50%, 09/15/23 (Call 08/15/23)(a)	16,366	16,262,076
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	5,297	5,246,096
3.88%, 07/03/23 (Call 06/03/23)(a)	4,685	4,668,884
Aircastle Ltd., 4.40%, 09/25/23 (Call 08/25/23)(a)	4,942	4,901,377
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)(a)	9,096	8,866,690
3.05%, 06/05/23 (Call 05/05/23)(a)	3,606	3,589,701
American Express Co.
0.75%, 11/03/23(a)	16,370	15,986,451
3.70%, 08/03/23 (Call 07/03/23)(a)	9,777	9,728,310
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	4,816	4,778,965
BGC Partners Inc., 5.38%, 07/24/23	3,510	3,491,923
Capital One Financial Corp., 3.50%, 06/15/23(a)	5,570	5,547,163
Eaton Vance Corp., 3.63%, 06/15/23(a)	1,975	1,971,228
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 05/30/23)(a)	3,420	3,413,707
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(a)	2,588	2,582,850

		115,704,842

Electric — 9.2%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	4,156	4,113,110
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 05/30/23)(a)	5,177	5,061,915
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 05/09/23)	2,030	2,021,088
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)(a)	8,051	7,982,969
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	8,639	8,547,686
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 05/30/23)(a)	21,266	20,689,266
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)(a)	1,040	1,035,008
3.38%, 08/15/23 (Call 05/15/23)	1,850	1,838,771
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	5,497	5,438,787
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)(a)	4,262	4,227,137
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	1,505	1,494,631
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	4,501	4,472,419
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 05/09/23)(a)	9,479	9,226,479
4.05%, 09/01/23 (Call 06/01/23)(a)	2,158	2,146,714
Eversource Energy
2.80%, 05/01/23(a)	231	231,000
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	5,553	5,501,079
Florida Power & Light Co., 2.75%, 06/01/23 (Call 05/30/23)	1,897	1,890,778
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	6,350	6,291,136
National Rural Utilities Cooperative Finance Corp., 3.40%, 11/15/23 (Call 08/15/23)(a)	5,560	5,505,401
Northern States Power Co./MN, 2.60%, 05/15/23(a)	1,322	1,320,242
OGE Energy Corp., 0.70%, 05/26/23(a)	2,010	2,001,015
Oklahoma Gas & Electric Co., 0.55%, 05/26/23(a)	1,435	1,429,274
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 05/30/23)	14,625	14,280,874
3.25%, 06/15/23 (Call 05/30/23)(a)	1,352	1,347,579
3.85%, 11/15/23 (Call 08/15/23)	10,315	10,201,122
4.25%, 08/01/23 (Call 07/01/23)(a)	7,301	7,269,679

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PacifiCorp, 2.95%, 06/01/23 (Call 05/30/23)(a)	$717	$715,408
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	2,776	2,745,408
Public Service Electric & Gas Co.
2.38%, 05/15/23(a)	1,299	1,297,207
3.25%, 09/01/23 (Call 08/01/23)(a)	2,384	2,364,284
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 05/09/23)(a)	6,633	6,474,405
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	4,635	4,608,071
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	2,903	2,875,218
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	951	948,537
Series J, 0.70%, 08/01/23(a)	20,830	20,581,081
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	12,608	12,553,660
WEC Energy Group Inc., 0.55%, 09/15/23(a)	11,178	10,971,542
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	7,211	7,043,921

		208,743,901

Electronics — 0.3%
Honeywell International Inc., 3.35%, 12/01/23(a)	4,465	4,413,965
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)(a)	2,799	2,785,789

		7,199,754

Environmental Control — 0.4%
Republic Services Inc., 4.75%, 05/15/23	2,058	2,056,683
Waste Management Inc., 2.40%, 05/15/23(a)	7,036	7,022,983

		9,079,666

Food — 0.8%
Conagra Brands Inc., 0.50%, 08/11/23 (Call 05/30/23)(a)	4,470	4,406,928
Hershey Co. (The), 3.38%, 05/15/23(a)	2,467	2,465,224
Kellogg Co., 2.65%, 12/01/23(a)	5,559	5,472,891
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	3,532	3,515,011
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	2,872	2,857,267

		18,717,321

Gas — 0.4%
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	5,696	5,639,097
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	3,065	3,024,235

		8,663,332

Health Care - Products — 2.4%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)(a)	8,931	8,831,330
Baxter International Inc., 0.87%, 12/01/23(a)	14,216	13,825,202
PerkinElmer Inc., 0.55%, 09/15/23 (Call 05/30/23)(a)	6,760	6,639,672
Stryker Corp., 0.60%, 12/01/23 (Call 05/09/23)	7,142	6,954,237
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 05/09/23)(a)	19,819	19,411,323

		55,661,764

Health Care - Services — 1.3%
Aetna Inc., 2.80%, 06/15/23 (Call 05/15/23)(a)	10,083	10,049,323
Humana Inc., 0.65%, 08/03/23 (Call 05/08/23)	13,822	13,660,974
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(a)	3,607	3,574,537
UnitedHealth Group Inc., 3.50%, 06/15/23(a)	3,443	3,436,148

		30,720,982

Holding Companies - Diversified — 0.1%
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)	3,389	3,365,006

Home Builders — 0.5%
DR Horton Inc., 5.75%, 08/15/23 (Call 05/15/23)	3,421	3,419,221

Security	Par (000)	Value

Home Builders (continued)
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)(a)	$7,543	$7,507,473

		10,926,694

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	1,258	1,255,622

Insurance — 1.5%
Allstate Corp. (The), 3.15%, 06/15/23(a)	2,674	2,666,433
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)(a)	5,070	5,022,900
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	6,581	6,510,846
Jackson Financial Inc., 1.13%, 11/22/23	4,823	4,688,824
Lincoln National Corp., 4.00%, 09/01/23(a)	4,865	4,828,756
Loews Corp., 2.63%, 05/15/23(a)	3,015	3,011,322
Principal Financial Group Inc., 3.13%, 05/15/23(a)	1,572	1,570,884
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	6,852	6,823,838

		35,123,803

Internet — 0.6%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	4,062	4,052,861
Amazon.com Inc.
0.25%, 05/12/23	1,334	1,332,439
0.40%, 06/03/23(a)	3,278	3,265,150
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)(a)	5,025	4,996,458

		13,646,908

Lodging — 1.0%
Hyatt Hotels Corp., 1.30%, 10/01/23 (Call 05/30/23)(a)	17,815	17,549,200
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)(a)	4,525	4,487,397

		22,036,597

Machinery — 2.5%
Caterpillar Financial Services Corp.
0.45%, 09/14/23(a)	5,633	5,537,352
0.65%, 07/07/23	13,553	13,444,712
3.45%, 05/15/23(a)	2,303	2,300,835
3.65%, 12/07/23	5,508	5,472,528
3.75%, 11/24/23(a)	7,238	7,176,984
CNH Industrial Capital LLC, 1.95%, 07/02/23	4,150	4,123,191
CNH Industrial NV, 4.50%, 08/15/23(a)	4,003	3,984,906
John Deere Capital Corp.
0.40%, 10/10/23(a)	4,078	3,994,931
0.70%, 07/05/23(a)	1,754	1,737,127
3.45%, 06/07/23(a)	858	856,172
3.65%, 10/12/23(a)	5,121	5,083,924
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 05/09/23)(a)	3,080	3,035,402

		56,748,064

Manufacturing — 0.1%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 05/30/23)	3,303	3,241,267

Media — 0.7%
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	15,316	15,195,616

Mining — 0.3%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	6,081	6,042,507

Oil & Gas — 2.2%
Chevron Corp., 1.14%, 05/11/23(a)	3,631	3,627,151
Chevron USA Inc., 0.43%, 08/11/23(a)	9,471	9,351,097
Pioneer Natural Resources Co., 0.55%, 05/15/23(a)	7,885	7,866,076
Shell International Finance BV 0.38%, 09/15/23(a)	6,999	6,874,068

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 11/13/23 (Call 10/13/23)(a)	$14,362	$14,261,897
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23(a)	8,914	8,865,329

		50,845,618

Oil & Gas Services — 0.9%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 1.23%, 12/15/23(a)	10,155	9,895,133
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	11,774	11,660,852

		21,555,985

Pharmaceuticals — 8.1%
AbbVie Inc.
2.85%, 05/14/23	7,383	7,376,282
3.75%, 11/14/23 (Call 10/14/23)(a)	23,102	22,893,851
AstraZeneca PLC
0.30%, 05/26/23	5,080	5,064,455
3.50%, 08/17/23 (Call 07/17/23)(a)	8,673	8,632,410
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 05/30/23)(a)	13,240	12,934,156
3.25%, 11/01/23(a)	4,370	4,332,462
Cigna Group (The)
3.00%, 07/15/23 (Call 05/16/23)(a)	19,358	19,248,434
3.75%, 07/15/23 (Call 06/15/23)(a)	16,384	16,318,136
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)(a)	5,023	4,981,209
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23 (Call 05/30/23)(a)	18,679	18,318,309
Johnson & Johnson, 3.38%, 12/05/23(a)	5,562	5,535,914
Merck & Co. Inc., 2.80%, 05/18/23(a)	7,798	7,789,188
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	7,358	7,285,156
Pfizer Inc.
3.00%, 06/15/23(a)	4,040	4,029,536
3.20%, 09/15/23 (Call 08/15/23)(a)	11,216	11,130,422
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	4,757	4,743,871
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)(a)	18,768	18,568,496
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	5,221	5,190,248

		184,372,535

Pipelines — 3.3%
Enbridge Inc.
0.55%, 10/04/23(a)	7,756	7,577,457
4.00%, 10/01/23 (Call 07/01/23)(a)	11,668	11,582,474
Energy Transfer LP, Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	4,103	4,079,695
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)(a)	9,653	9,595,565
Kinder Morgan Energy Partners LP, 3.50%, 09/01/23 (Call 06/01/23)(a)	11,117	11,044,628
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	9,700	9,719,109
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23 (Call 07/15/23)(a)	5,987	5,934,374
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)(a)	5,320	5,274,727
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)(a)	9,522	9,475,056

		74,283,085

Real Estate Investment Trusts — 1.4%
American Tower Corp., 3.00%, 06/15/23(a)	3,861	3,847,950
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)(a)	5,096	5,051,410
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)(a)	3,347	3,296,895
Crown Castle Inc., 3.15%, 07/15/23 (Call 06/15/23)	7,935	7,895,087

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP, 3.25%, 05/01/23	$648	$648,000
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)(a)	4,881	4,841,757
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	2,020	2,007,314
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 05/30/23)(a)	1,938	1,923,194
Simon Property Group LP, 2.75%, 06/01/23 (Call 05/15/23)(a)	2,843	2,834,841

		32,346,448

Retail — 1.7%
AutoZone Inc., 3.13%, 07/15/23 (Call 05/30/23)(a)	3,207	3,188,945
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	4,351	4,327,330
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 05/30/23)	1,561	1,557,581
Starbucks Corp., 3.85%, 10/01/23 (Call 07/01/23)(a)	12,513	12,450,310
TJX Companies Inc. (The), 2.50%, 05/15/23(a)	3,530	3,523,787
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 05/30/23)	4,795	4,680,256
Walmart Inc., 3.40%, 06/26/23 (Call 05/26/23)(a)	8,613	8,593,190

		38,321,399

Semiconductors — 1.0%
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)	2,210	2,202,773
Microchip Technology Inc.
2.67%, 09/01/23	7,971	7,890,015
4.33%, 06/01/23 (Call 05/01/23)	5,874	5,863,192
NVIDIA Corp., 0.31%, 06/15/23 (Call 05/30/23)	3,768	3,747,088
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 05/15/23)	2,735	2,724,333
Texas Instruments Inc., 2.25%, 05/01/23(a)	1,229	1,229,000

		23,656,401

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 05/09/23)(a)	2,410	2,372,476

Software — 3.7%
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	14,564	14,457,683
Intuit Inc., 0.65%, 07/15/23(a)	7,127	7,047,249
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	7,076	7,017,411
2.38%, 05/01/23(a)	333	333,000
3.63%, 12/15/23 (Call 09/15/23)(a)	10,658	10,591,281
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	22,878	22,623,596
3.63%, 07/15/23(a)	5,980	5,959,967
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(a)	4,763	4,728,087
VMware Inc., 0.60%, 08/15/23(a)	11,883	11,713,905

		84,472,179

Telecommunications — 2.6%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	13,393	13,308,490
Cisco Systems Inc., 2.20%, 09/20/23 (Call 07/20/23)(a)	5,704	5,641,484
Rogers Communications Inc., 4.10%, 10/01/23 (Call 07/01/23)(a)	16,695	16,555,096
Sprint LLC, 7.88%, 09/15/23	22,750	22,922,900

		58,427,970

Transportation — 0.9%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/23 (Call 06/01/23)(a)	11,303	11,250,215
Kansas City Southern, 3.00%, 05/15/23	1,052	1,050,580

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Ryder System Inc.
3.75%, 06/09/23 (Call 05/09/23)(a)	$1,951	$1,945,498
3.88%, 12/01/23 (Call 11/01/23)(a)	4,558	4,508,272
Union Pacific Corp., 3.50%, 06/08/23 (Call 05/08/23)(a)	2,173	2,168,459

		20,923,024

Total Long-Term Investments — 99.5% (Cost: $2,282,271,174)		2,269,402,785

Short-Term Securities

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(b)(c)(d)	252,433	252,509,031
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)	620	620,000

Total Short-Term Securities — 11.1% (Cost: $253,009,084)		253,129,031

Total Investments — 110.6% (Cost: $2,535,280,258)		2,522,531,816

Liabilities in Excess of Other Assets — (10.6)%		(242,537,670)

Net Assets — 100.0%		$2,279,994,146

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$293,003,583	$—	$(40,666,430	)(a)	$30,797	$141,081	$252,509,031	252,433	$547,431	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,380,000	—	(65,760,000	)(a)	—	—	620,000	620	1,297,914		56

					$30,797	$141,081	$253,129,031		$1,845,345		$56

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,269,402,785	$—	$2,269,402,785
Short-Term Securities
Money Market Funds	253,129,031	—	—	253,129,031

	$253,129,031	$2,269,402,785	$—	$2,522,531,816

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$5,379	$5,276,423
WPP Finance 2010, 3.75%, 09/19/24	4,202	4,099,975

		9,376,398

Aerospace & Defense — 1.3%
Boeing Co. (The)
1.43%, 02/04/24 (Call 05/09/23)	12,330	11,954,058
1.95%, 02/01/24(a)	4,238	4,119,844
2.80%, 03/01/24 (Call 02/01/24)(a)	1,721	1,685,203
2.85%, 10/30/24 (Call 07/30/24)(a)	1,397	1,347,840
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)(a)	3,690	3,564,429
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	1,753	1,730,176
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)	5,920	5,822,794

		30,224,344

Agriculture — 1.5%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)(a)	1,979	1,955,430
4.00%, 01/31/24	3,625	3,587,373
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	5,149	4,970,278
3.22%, 08/15/24 (Call 06/15/24)	14,187	13,802,532
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	5,071	4,966,233
3.25%, 11/10/24	4,231	4,138,299
5.13%, 11/15/24	2,280	2,294,638

		35,714,783

Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	568	551,263
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25(a)	105	102,389
United Airlines Pass Through Trust, Series 2012-1 A, Class A, 4.15%, 10/11/25	2,041	1,996,741

		2,650,393

Auto Manufacturers — 4.0%
American Honda Finance Corp.
0.55%, 07/12/24(a)	9,797	9,312,636
0.75%, 08/09/24	3,962	3,761,047
2.15%, 09/10/24	3,992	3,853,278
2.40%, 06/27/24	3,288	3,195,903
2.90%, 02/16/24	3,031	2,979,807
3.55%, 01/12/24(a)	3,034	3,001,567
General Motors Financial Co. Inc.
1.05%, 03/08/24	4,890	4,704,767
1.20%, 10/15/24	4,775	4,496,092
3.50%, 11/07/24 (Call 09/07/24)(a)	3,858	3,758,772
3.95%, 04/13/24 (Call 02/13/24)(a)	6,024	5,923,701
5.10%, 01/17/24 (Call 12/17/23)(a)	6,647	6,629,186
PACCAR Financial Corp.
0.35%, 02/02/24(a)	2,542	2,452,496
0.50%, 08/09/24	2,138	2,025,092
0.90%, 11/08/24	2,530	2,386,650
2.15%, 08/15/24	2,234	2,161,082
3.15%, 06/13/24	3,505	3,447,273

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	$6,360	$6,112,596
2.36%, 07/02/24	1,985	1,930,333
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	3,739	3,621,259
0.50%, 06/18/24	5,040	4,805,237
0.63%, 09/13/24	4,340	4,109,806
2.00%, 10/07/24	2,437	2,346,831
2.50%, 03/22/24(a)	1,140	1,114,715
2.90%, 04/17/24	3,985	3,909,006
3.35%, 01/08/24(a)	1,734	1,713,712
4.40%, 09/20/24	3,495	3,485,843

		97,238,687

Auto Parts & Equipment — 0.2%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)(a)	6,109	6,004,047

Banks — 26.8%
Banco Santander SA
2.71%, 06/27/24	8,460	8,180,228
3.89%, 05/24/24	8,250	8,096,137
Bank of America Corp.
4.00%, 04/01/24	11,857	11,720,526
4.13%, 01/22/24(a)	10,626	10,537,698
4.20%, 08/26/24	15,945	15,730,859
Bank of Montreal
0.63%, 07/09/24(a)	8,884	8,422,565
2.15%, 03/08/24(a)	1,104	1,075,395
2.50%, 06/28/24(a)	5,728	5,547,110
5.20%, 12/12/24	2,975	2,974,137
Series E, 3.30%, 02/05/24(a)	9,883	9,723,686
Series H, 4.25%, 09/14/24(a)	4,835	4,772,290
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)(a)	3,230	3,088,106
2.10%, 10/24/24	5,057	4,852,242
3.25%, 09/11/24 (Call 08/11/24)	2,837	2,771,919
3.40%, 05/15/24 (Call 04/15/24)	2,519	2,473,381
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	3,790	3,742,094
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	3,765	3,540,794
Bank of Nova Scotia (The)
0.65%, 07/31/24	5,318	5,024,553
0.70%, 04/15/24	7,075	6,757,615
2.44%, 03/11/24	3,818	3,720,221
3.40%, 02/11/24(a)	5,655	5,564,407
5.25%, 12/06/24	1,970	1,971,812
Barclays Bank PLC, 3.75%, 05/15/24	4,595	4,502,778
Barclays PLC, 4.38%, 09/11/24(a)	6,209	6,023,848
BNP Paribas SA, 4.25%, 10/15/24	5,640	5,530,302
BPCE SA, 4.00%, 04/15/24(a)	8,642	8,509,950
Canadian Imperial Bank of Commerce
1.00%, 10/18/24(a)	4,320	4,075,747
3.10%, 04/02/24(a)	6,483	6,341,671
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	11,318	11,178,562
Citigroup Inc.
3.75%, 06/16/24(a)	4,321	4,258,259
4.00%, 08/05/24(a)	3,336	3,290,797
Comerica Bank, 2.50%, 07/23/24(a)	3,305	3,080,161
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24(a)	3,000	2,895,810
3.88%, 08/22/24	2,410	2,380,478

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/23)(a)	$775	$735,677
Credit Suisse AG/New York NY
0.50%, 02/02/24(a)	5,414	5,107,838
3.63%, 09/09/24(a)	13,592	12,945,021
4.75%, 08/09/24	4,195	4,052,957
Deutsche Bank AG/London, 3.70%, 05/30/24	3,813	3,697,809
Deutsche Bank AG/New York NY
0.90%, 05/28/24	5,635	5,317,862
3.70%, 05/30/24(a)	4,388	4,254,956
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	4,259	4,048,478
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	8,783	8,635,709
4.30%, 01/16/24 (Call 12/16/23)	3,620	3,564,180
Goldman Sachs Group Inc. (The)
3.00%, 03/15/24(a)	10,878	10,669,578
3.63%, 02/20/24 (Call 01/20/24)(a)	6,210	6,122,625
3.85%, 07/08/24 (Call 04/08/24)(a)	10,546	10,377,159
4.00%, 03/03/24(a)	13,366	13,200,395
5.70%, 11/01/24(a)	10,455	10,548,990
HSBC Holdings PLC, 4.25%, 03/14/24	9,148	9,003,919
HSBC USA Inc.
3.50%, 06/23/24(a)	4,460	4,360,676
3.75%, 05/24/24	6,445	6,332,277
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	3,945	3,768,619
ING Groep NV, 3.55%, 04/09/24	7,292	7,154,546
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	1,470	1,464,473
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	10,269	10,130,471
3.88%, 02/01/24	7,224	7,157,250
3.88%, 09/10/24	15,322	15,059,381
Lloyds Banking Group PLC
3.90%, 03/12/24(a)	7,402	7,278,535
4.50%, 11/04/24	4,472	4,369,815
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)	2,939	2,860,646
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	6,119	5,923,728
3.41%, 03/07/24	8,276	8,137,046
Morgan Stanley
3.70%, 10/23/24(a)	16,082	15,772,100
Series F, 3.88%, 04/29/24(a)	16,568	16,342,675
National Australia Bank Ltd./New York, 5.13%, 11/22/24	7,445	7,487,883
National Bank of Canada, 0.75%, 08/06/24	4,095	3,863,633
PNC Bank NA
3.30%, 10/30/24 (Call 09/30/24)	2,849	2,742,362
2.50%, 08/27/24 (Call 07/27/24)	3,317	3,192,745
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	3,178	3,034,672
3.50%, 01/23/24 (Call 12/24/23)(a)	5,956	5,870,114
3.90%, 04/29/24 (Call 03/29/24)(a)	4,168	4,092,768
Royal Bank of Canada
0.43%, 01/19/24(a)	4,271	4,123,949
0.65%, 07/29/24	3,912	3,704,077
0.75%, 10/07/24	5,230	4,915,154
2.25%, 11/01/24	7,388	7,085,609
2.55%, 07/16/24	5,921	5,749,173
3.97%, 07/26/24	7,010	6,918,169
5.66%, 10/25/24	1,660	1,674,093
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)(a)	6,178	6,004,645

Security	Par (000)	Value

Banks (continued)
Santander UK PLC
2.88%, 06/18/24(a)	$2,025	$1,967,490
4.00%, 03/13/24(a)	6,860	6,769,860
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	2,617	2,564,948
3.95%, 01/10/24(a)	2,300	2,271,595
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	2,550	2,465,723
2.45%, 09/27/24	5,343	5,130,883
2.70%, 07/16/24	10,592	10,258,988
Toronto-Dominion Bank (The)
0.55%, 03/04/24	3,420	3,284,773
0.70%, 09/10/24	5,190	4,886,126
1.25%, 12/13/24	3,070	2,889,238
2.35%, 03/08/24	4,200	4,094,454
2.65%, 06/12/24	8,034	7,810,574
3.25%, 03/11/24	5,427	5,326,980
4.29%, 09/13/24	3,775	3,728,719
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	5,463	5,172,095
3.20%, 04/01/24 (Call 03/01/24)(a)	7,056	6,909,447
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	5,510	5,297,424
2.85%, 10/26/24 (Call 09/26/24)	4,813	4,631,069
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)(a)	6,944	6,704,432
3.38%, 02/05/24 (Call 01/05/24)(a)	6,600	6,495,324
3.60%, 09/11/24 (Call 08/11/24)(a)	5,558	5,413,214
3.70%, 01/30/24 (Call 12/29/23)	3,538	3,494,412
Wells Fargo & Co.
3.30%, 09/09/24(a)	12,781	12,513,238
3.75%, 01/24/24 (Call 12/22/23)	14,692	14,512,317
4.48%, 01/16/24(a)	3,580	3,563,639
Westpac Banking Corp.
1.02%, 11/18/24	6,857	6,480,208
3.30%, 02/26/24(a)	6,055	5,975,256
5.35%, 10/18/24	5,292	5,336,559

		647,159,560

Beverages — 0.9%
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	3,745	3,621,977
Constellation Brands Inc.
3.60%, 05/09/24	3,635	3,574,805
4.75%, 11/15/24(a)	2,286	2,279,256
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	2,651	2,552,462
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 05/09/23)	5,727	5,511,207
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)(a)	4,857	4,802,650

		22,342,357

Biotechnology — 0.7%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	6,993	6,896,567
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)(a)	9,338	9,207,361

		16,103,928

Building Materials — 0.4%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(a)(b)	2,425	2,384,769
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	1,856	1,835,992
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	2,449	2,416,380
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	3,448	3,364,593

		10,001,734

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.3%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	$1,655	$1,626,368
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	2,530	2,467,914
5.90%, 07/05/24	9,735	9,745,806
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	2,275	2,246,699
Linde Inc., 4.80%, 12/05/24	190	190,410
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	4,130	4,138,632
Nutrien Ltd., 5.90%, 11/07/24	725	734,193
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	1,510	1,456,818
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(a)	4,253	4,166,664
4.05%, 08/08/24	1,825	1,802,206
Westlake Corp., 0.88%, 08/15/24 (Call 05/09/23)(a)	1,950	1,846,182

		30,421,892

Commercial Services — 0.9%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	3,807	3,652,436
Global Payments Inc., 1.50%, 11/15/24 (Call 10/15/24)	1,949	1,839,135
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	2,510	2,424,811
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	3,882	3,869,655
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	7,283	7,049,507
Quanta Services Inc., 0.95%, 10/01/24 (Call 05/30/23)(a)	2,122	1,998,584

		20,834,128

Computers — 2.7%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	3,077	2,973,613
2.85%, 05/11/24 (Call 03/11/24)	7,340	7,207,660
3.00%, 02/09/24 (Call 12/09/23)	5,355	5,293,043
3.45%, 05/06/24(a)	9,381	9,250,229
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)	6,072	5,992,335
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	2,677	2,588,284
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	6,282	6,066,150
5.90%, 10/01/24	410	414,485
International Business Machines Corp.
3.00%, 05/15/24	15,033	14,737,301
3.63%, 02/12/24(a)	9,327	9,222,538
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	1,958	1,906,759

		65,652,397

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,477	1,458,774
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	2,534	2,429,802
GSK Consumer Healthcare Capital U.S. LLC, 3.02%, 03/24/24 (Call 05/15/23)	3,463	3,382,762
Unilever Capital Corp.
0.63%, 08/12/24 (Call 05/30/23)	2,717	2,574,439
2.60%, 05/05/24 (Call 03/05/24)	5,159	5,042,149
3.25%, 03/07/24 (Call 02/07/24)	2,794	2,756,309

		17,644,235

Diversified Financial Services — 7.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	14,015	13,111,733
2.88%, 08/14/24 (Call 07/14/24)(a)	4,974	4,773,399
3.15%, 02/15/24 (Call 01/15/24)(a)	4,815	4,705,748
4.88%, 01/16/24 (Call 12/16/23)	4,510	4,468,463

Security	Par (000)	Value

Diversified Financial Services (continued)
Series 3NC1, 1.75%, 10/29/24 (Call 05/29/23)	$5,049	$4,731,872
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	1,469	1,450,212
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)(a)	4,012	3,854,369
0.80%, 08/18/24 (Call 07/18/24)(a)	4,015	3,770,607
4.25%, 02/01/24 (Call 01/01/24)(a)	3,751	3,712,177
4.25%, 09/15/24 (Call 06/15/24)	3,659	3,593,504
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	2,972	2,908,607
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(a)	3,901	3,798,092
5.13%, 09/30/24(a)	3,708	3,637,696
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)(a)	8,232	7,983,805
3.00%, 10/30/24 (Call 09/29/24)	8,500	8,255,455
3.38%, 05/03/24(a)	8,755	8,591,544
3.40%, 02/22/24 (Call 01/22/24)(a)	6,717	6,626,791
3.63%, 12/05/24 (Call 11/04/24)	3,116	3,048,289
Ameriprise Financial Inc., 3.70%, 10/15/24	3,597	3,527,146
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	1,885	1,814,143
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	5,516	5,412,520
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	7,780	7,586,900
3.75%, 04/24/24 (Call 03/24/24)	4,192	4,105,100
3.90%, 01/29/24 (Call 12/29/23)	6,699	6,644,671
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	7,422	7,101,592
3.55%, 02/01/24 (Call 01/01/24)(a)	2,996	2,948,513
3.75%, 04/01/24 (Call 03/02/24)(a)	2,375	2,332,179
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 ( Call 06/07/23)(a)	3,328	3,155,576
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	2,787	2,701,216
Invesco Finance PLC, 4.00%, 01/30/24(a)	3,566	3,533,300
Mastercard Inc., 3.38%, 04/01/24(a)	6,221	6,134,342
ORIX Corp.
3.25%, 12/04/24	2,745	2,659,383
4.05%, 01/16/24(a)	2,017	1,998,605
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	2,235	2,164,441
Stifel Financial Corp., 4.25%, 07/18/24	3,026	2,977,766
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)(a)	5,873	5,607,658
4.38%, 03/19/24 (Call 02/19/24)	3,410	3,337,060

		168,764,474

Electric — 6.1%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)(a)	2,496	2,402,849
American Electric Power Co. Inc., 2.03%, 03/15/24(a)	4,767	4,625,801
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	3,192	3,087,941
Black Hills Corp., 1.04%, 08/23/24 (Call 05/15/23)	3,565	3,367,642
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)	2,967	2,854,847
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	2,125	2,136,858
Dominion Energy Inc., 3.07%, 08/15/24(b)	5,907	5,742,549
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)(a)	3,292	3,245,879
DTE Energy Co.
4.22%, 11/01/24(a)(b)	4,266	4,214,851
Series C, 2.53%, 10/01/24(b)	2,906	2,797,693
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	6,048	5,951,353
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	2,840	2,761,843
Emera U.S. Finance LP, 0.83%, 06/15/24	1,933	1,831,150
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	1,304	1,287,817

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	$2,200	$2,169,640
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 05/30/23)(a)	5,390	5,103,845
5.40%, 11/01/24	1,415	1,425,584
5.59%, 10/01/24	948	956,684
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	5,057	4,866,351
Eversource Energy
4.20%, 06/27/24	4,955	4,902,427
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,660	2,577,274
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	2,561	2,520,587
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,970	2,855,358
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	3,035	2,952,266
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	2,424	2,357,898
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	3,323	3,268,270
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	3,505	3,445,450
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	1,598	1,541,894
2.95%, 02/07/24 (Call 12/07/23)(a)	2,604	2,562,076
Series D, 1.00%, 10/18/24	2,329	2,202,233
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 05/30/23)(a)	4,622	4,525,770
4.20%, 06/20/24	3,265	3,236,007
4.26%, 09/01/24	4,669	4,623,524
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(a)	3,336	3,255,102
Pacific Gas and Electric Co.
3.25%, 02/16/24 (Call 05/15/23)	4,020	3,935,902
3.40%, 08/15/24 (Call 05/15/24)	1,019	991,171
3.75%, 02/15/24 (Call 11/15/23)	1,880	1,846,028
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)(a)	1,714	1,689,284
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	1,755	1,732,413
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	4,600	4,478,698
Southern California Edison Co.
1.10%, 04/01/24 (Call 05/30/23)(a)	3,964	3,807,026
Series K, 0.98%, 08/01/24	2,925	2,784,249
Southern Co. (The)
4.48%, 08/01/24(a)(b)	2,595	2,565,158
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(a)	4,150	3,982,215
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	2,080	2,037,880
Tampa Electric Co., 3.88%, 07/12/24	1,930	1,899,911
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	2,182	2,147,808
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)(a)	1,552	1,529,155
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)(a)	2,915	2,806,125
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	1,911	1,833,987

		147,724,323

Electronics — 1.1%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	2,522	2,440,842
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)(a)	2,990	2,925,835
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	3,347	3,250,740
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	5,625	5,460,244

Security	Par (000)	Value

Electronics (continued)
4.85%, 11/01/24	$1,825	$1,835,402
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)(a)	2,222	2,203,513
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 05/09/23)	3,785	3,545,902
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	2,393	2,377,350
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	1,941	1,908,022

		25,947,850

Entertainment — 0.4%
Magallanes Inc.
3.43%, 03/15/24(c)	7,540	7,379,699
3.53%, 03/15/24 (Call 05/09/23)(c)	1,605	1,573,430

		8,953,129

Environmental Control — 0.2%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	6,114	5,924,588

Food — 1.2%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)(a)	6,778	6,714,151
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	2,551	2,525,898
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	1,093	1,055,969
Hormel Foods Corp., 0.65%, 06/03/24 (Call 05/30/23)(a)	2,585	2,470,976
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)(a)	2,910	2,881,570
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	4,224	4,117,386
Mondelez International Inc., 2.13%, 03/17/24	3,090	3,009,691
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	6,200	6,114,130

		28,889,771

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	1,208	1,192,695
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	3,320	3,373,651

		4,566,346

Gas — 0.5%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	609	596,169
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,588	4,417,372
ONE Gas Inc.
1.10%, 03/11/24 (Call 05/15/23)(a)	2,563	2,470,271
3.61%, 02/01/24 (Call 11/01/23)(a)	1,090	1,074,489
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	2,565	2,513,674

		11,071,975

Health Care - Products — 1.7%
Baxter International Inc., 1.32%, 11/29/24(a)	6,558	6,173,898
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)(a)	2,999	2,951,466
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	4,321	4,154,339
GE Healthcare Holding LLC, 5.55%, 11/15/24(c)	4,970	4,993,210
PerkinElmer Inc., 0.85%, 09/15/24 (Call 05/09/23)(a)	1,970	1,854,243
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	4,236	4,158,989
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 05/09/23)	12,747	12,140,243
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24 (Call 05/30/23)	5,485	5,191,004

		41,617,392

Health Care - Services — 2.1%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	5,148	5,027,640
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	2,018	1,958,529
Elevance Health Inc.
3.35%, 12/01/24 (Call 10/01/24)(a)	4,772	4,659,763

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 08/15/24 (Call 05/15/24)(a)	$4,547	$4,463,472
HCA Inc., 5.00%, 03/15/24	9,874	9,825,222
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)(a)	3,926	3,863,891
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	2,858	2,736,135
3.25%, 09/01/24 (Call 07/01/24)	3,441	3,360,997
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)(a)	1,428	1,414,034
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/09/23)	1,500	1,435,245
2.38%, 08/15/24	4,224	4,098,547
3.50%, 02/15/24(a)	3,899	3,853,616
5.00%, 10/15/24	4,417	4,441,558

		51,138,649

Holding Companies - Diversified — 1.0%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	5,276	5,146,316
Blackstone Private Credit Fund
1.75%, 09/15/24	3,119	2,910,308
2.35%, 11/22/24	1,800	1,680,030
FS KKR Capital Corp.
1.65%, 10/12/24	2,705	2,505,939
4.63%, 07/15/24 (Call 06/15/24)	2,138	2,078,606
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)(a)	2,798	2,707,009
Main Street Capital Corp., 5.20%, 05/01/24(a)	2,830	2,781,777
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)(a)	2,530	2,490,228
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	1,950	1,871,181

		24,171,394

Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)(a)	3,714	3,577,919
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)(a)	4,147	4,110,216
5.88%, 11/15/24 (Call 05/15/24)	3,085	3,100,579

		10,788,714

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)(a)	370	361,964
Whirlpool Corp., 4.00%, 03/01/24(a)	1,500	1,484,475

		1,846,439

Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 05/30/23)(a)	1,598	1,512,683

Insurance — 1.5%
American International Group Inc., 4.13%, 02/15/24(a)	2,609	2,594,259
Aon Global Ltd., 3.50%, 06/14/24 (Call 03/01/24)	3,307	3,247,540
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,509	1,499,071
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	2,580	2,548,498
Chubb INA Holdings Inc., 3.35%, 05/15/24	3,630	3,570,831
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	3,349	3,297,961
First American Financial Corp., 4.60%, 11/15/24	635	624,389
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	3,158	3,103,841
3.88%, 03/15/24 (Call 02/15/24)(a)	5,401	5,332,191
MetLife Inc., 3.60%, 04/10/24	5,469	5,380,402
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	1,279	1,264,125
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	3,632	3,561,213

		36,024,321

Security	Par (000)	Value

Internet — 2.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)(a)	$9,684	$9,468,918
Alphabet Inc., 3.38%, 02/25/24(a)	4,170	4,128,092
Amazon.com Inc.
0.45%, 05/12/24	9,205	8,810,658
2.73%, 04/13/24	5,345	5,238,153
2.80%, 08/22/24 (Call 06/22/24)	10,845	10,616,713
3.80%, 12/05/24 (Call 09/05/24)	6,030	5,978,443
4.70%, 11/29/24	3,395	3,411,941
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)(a)	2,545	2,524,411
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	6,125	6,004,215
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	2,643	2,577,110

		58,758,654

Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	2,734	2,620,894

Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 05/30/23)(a)	2,418	2,274,637

Lodging — 0.3%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 05/30/23)	4,019	3,821,748
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)(a)	4,440	4,362,211

		8,183,959

Machinery — 2.0%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	2,812	2,686,332
0.60%, 09/13/24(a)	3,240	3,074,112
0.95%, 01/10/24	1,934	1,884,490
2.15%, 11/08/24	4,946	4,771,406
2.85%, 05/17/24(a)	2,634	2,579,134
3.25%, 12/01/24(a)	2,568	2,515,536
3.30%, 06/09/24(a)	1,894	1,865,741
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	3,666	3,627,800
CNH Industrial Capital LLC, 4.20%, 01/15/24(a)	2,591	2,558,923
John Deere Capital Corp.
0.45%, 01/17/24(a)	3,270	3,165,916
0.45%, 06/07/24	2,555	2,440,587
0.63%, 09/10/24	2,475	2,346,597
0.90%, 01/10/24	435	422,816
2.60%, 03/07/24(a)	3,005	2,945,471
2.65%, 06/24/24(a)	3,380	3,303,747
3.35%, 06/12/24	2,750	2,707,100
3.45%, 01/10/24(a)	1,332	1,320,971
4.55%, 10/11/24(a)	165	165,284
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)(a)	4,633	4,573,095

		48,955,058

Manufacturing — 1.3%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	5,652	5,579,994
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	2,625	2,557,406
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	4,471	4,411,491
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	3,922	3,816,381
3.30%, 11/21/24 (Call 08/21/24)	2,161	2,106,608
3.65%, 06/15/24	7,490	7,377,425
Teledyne Technologies Inc., 0.95%, 04/01/24 (Call 05/09/23)(a)	3,500	3,351,005
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)(a)	2,211	2,190,371

		31,390,681

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	$6,406	$6,342,837
Comcast Corp., 3.70%, 04/15/24 (Call 03/15/24)(a)	13,571	13,407,876
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	2,019	1,982,941
3.90%, 11/15/24 (Call 08/15/24)	2,246	2,184,370
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	6,579	6,501,039
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	8,442	8,122,301
3.70%, 09/15/24 (Call 06/15/24)	4,396	4,338,984

		42,880,348

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	1,232	1,205,574

Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(a)	3,481	3,438,497
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)(a)	3,359	3,359,437

		6,797,934

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	3,110	3,104,029

Oil & Gas — 2.5%
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	2,694	2,650,680
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)(a)	5,378	5,295,340
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	4,172	4,146,134
ConocoPhillips Co.
2.13%, 03/08/24 (Call 05/30/23)	1,940	1,893,692
3.35%, 11/15/24 (Call 08/15/24)	1,270	1,244,676
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	5,675	5,567,118
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)	3,072	3,080,725
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	6,053	5,863,178
3.18%, 03/15/24 (Call 12/15/23)(a)	4,053	4,014,659
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)(a)	2,051	2,011,334
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	4,421	4,331,828
Phillips 66, 0.90%, 02/15/24 (Call 05/15/23)(a)	2,140	2,068,652
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)(a)	6,410	6,182,894
TotalEnergies Capital International SA
3.70%, 01/15/24(a)	5,459	5,405,829
3.75%, 04/10/24	6,544	6,470,184

		60,226,923

Packaging & Containers — 0.2%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,979	1,945,357
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(a)	3,444	3,342,436

		5,287,793

Pharmaceuticals — 4.9%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	18,308	17,676,191
3.85%, 06/15/24 (Call 03/15/24)	5,186	5,124,235
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	2,608	2,559,413
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 05/09/23)	8,391	8,028,509

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	$6,243	$6,135,558
3.73%, 12/15/24 (Call 09/15/24)	4,049	3,972,636
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(a)	12,081	11,830,440
3.63%, 05/15/24 (Call 02/15/24)	2,115	2,088,288
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	4,754	4,644,753
3.50%, 11/15/24 (Call 08/15/24)(a)	2,582	2,521,788
Cigna Group (The)
0.61%, 03/15/24 (Call 05/30/23)(a)	2,892	2,777,216
3.50%, 06/15/24 (Call 03/17/24)	4,679	4,601,656
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	5,716	5,550,693
3.38%, 08/12/24 (Call 05/12/24)	4,097	4,019,567
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	5,757	5,655,446
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	5,125	5,058,682
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)(a)	5,101	5,024,281
Novartis Capital Corp., 3.40%, 05/06/24	9,974	9,826,584
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)(a)	3,533	3,477,850
3.40%, 05/15/24(a)	4,979	4,908,199
Wyeth LLC, 6.45%, 02/01/24(a)	2,848	2,876,907

		118,358,892

Pipelines — 3.3%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	3,102	3,077,587
Enbridge Inc.
2.15%, 02/16/24(a)	1,836	1,788,907
3.50%, 06/10/24 (Call 03/10/24)	2,926	2,876,375
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)(a)	2,287	2,246,154
4.25%, 04/01/24 (Call 01/01/24)	2,990	2,952,117
4.50%, 04/15/24 (Call 03/15/24)(a)	4,023	3,976,373
4.90%, 02/01/24 (Call 11/01/23)(a)	1,767	1,757,228
5.88%, 01/15/24 (Call 10/15/23)(a)	4,016	4,020,177
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	4,504	4,449,592
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)(a)	3,439	3,406,020
4.25%, 09/01/24 (Call 06/01/24)	3,397	3,356,678
4.30%, 05/01/24 (Call 02/01/24)	3,276	3,247,204
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	5,971	5,948,728
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	3,113	3,013,446
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	3,750	3,661,125
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	10,366	10,372,634
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)(a)	5,415	5,381,806
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)	3,850	3,616,035
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)(a)	5,514	5,469,447
4.55%, 06/24/24 (Call 03/24/24)	6,095	6,044,229

		80,661,862

Real Estate Investment Trusts — 3.3%
American Tower Corp.
0.60%, 01/15/24(a)	2,436	2,351,300
3.38%, 05/15/24 (Call 04/15/24)	4,090	4,002,924
5.00%, 02/15/24(a)	5,322	5,309,440

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	$1,690	$1,652,533
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)(a)	3,541	3,455,874
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	1,314	1,242,019
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	5,109	4,973,765
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	6,090	5,857,484
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	1,830	1,800,500
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)(a)	2,127	2,098,860
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)	2,693	2,605,774
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)(a)	2,614	2,563,863
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	1,851	1,777,015
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)(a)	2,291	2,233,565
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)(a)	1,353	1,331,663
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	2,196	2,159,437
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)(a)	2,115	2,079,722
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(a)	1,861	1,808,334
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)(a)	1,993	1,964,520
4.60%, 02/06/24 (Call 11/06/23)(a)	3,027	3,011,774
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	5,220	4,994,548
3.38%, 10/01/24 (Call 07/01/24)(a)	4,638	4,530,769
3.75%, 02/01/24 (Call 11/01/23)	3,047	3,007,145
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)(a)	2,205	2,157,615
3.75%, 05/01/24 (Call 02/01/24)	2,203	2,158,654
Welltower Inc., 4.50%, 01/15/24 (Call 10/15/23)(a)	1,615	1,598,769
Welltower OP LLC, 3.63%, 03/15/24 (Call 02/15/24)	5,196	5,105,382
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	2,987	2,945,630

		80,778,878

Retail — 2.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	2,654	2,582,714
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)(a)	3,159	3,093,419
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	5,322	5,202,148
Dollar General Corp., 4.25%, 09/20/24(a)	3,970	3,933,238
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	6,911	6,848,110
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	3,515	3,436,334
McDonald’s Corp., 3.25%, 06/10/24(a)	4,935	4,865,910
Target Corp., 3.50%, 07/01/24	7,806	7,709,674
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	60	58,875
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	2,705	2,631,370
2.85%, 07/08/24 (Call 06/08/24)	6,325	6,209,822
3.30%, 04/22/24 (Call 01/22/24)(a)	6,917	6,820,923

		53,392,537

Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)(a)	4,447	4,388,700
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	3,147	3,077,577
Intel Corp.
2.70%, 06/17/24 (Call 04/17/24)(a)	100	97,819

Security	Par (000)	Value

Semiconductors (continued)
2.88%, 05/11/24 (Call 03/11/24)	$7,711	$7,556,317
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	3,362	3,361,933
Microchip Technology Inc.
0.97%, 02/15/24(a)	7,970	7,701,730
0.98%, 09/01/24	4,463	4,199,415
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	4,555	4,357,359
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)	6,498	6,464,600
Qorvo Inc., 1.75%, 12/15/24 (Call 05/09/23)(c)	2,985	2,798,646
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	4,683	4,591,963
Texas Instruments Inc.
2.63%, 05/15/24 (Call 03/15/24)	3,025	2,958,692
4.70%, 11/18/24	2,617	2,622,888
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	5,669	5,543,035

		59,720,674

Software — 2.7%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	1,950	1,927,965
Fidelity National Information Services Inc., 0.60%, 03/01/24(a)	4,817	4,624,561
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	9,967	9,685,332
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)(a)	8,187	8,069,353
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	9,998	9,680,363
3.40%, 07/08/24 (Call 04/08/24)(a)	10,128	9,931,719
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)(a)	3,598	3,463,831
salesforce.com Inc., 0.63%, 07/15/24 (Call 05/30/23)	5,597	5,340,042
Take-Two Interactive Software Inc., 3.30%, 03/28/24(a)	5,178	5,076,874
VMware Inc., 1.00%, 08/15/24 (Call 05/09/23)	7,300	6,911,567

		64,711,607

Telecommunications — 1.3%
AT&T Inc., 0.90%, 03/25/24 (Call 05/09/23)(a)	10,472	10,076,787
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24(a)	3,350	3,210,473
Cisco Systems Inc., 3.63%, 03/04/24(a)	4,619	4,567,082
Motorola Solutions Inc., 4.00%, 09/01/24	317	312,178
Sprint LLC, 7.13%, 06/15/24	5	5,082
Verizon Communications Inc.
0.75%, 03/22/24(a)	5,300	5,099,395
3.50%, 11/01/24 (Call 08/01/24)(a)	6,291	6,176,567
Vodafone Group PLC, 3.75%, 01/16/24(a)	2,925	2,893,322

		32,340,886

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	2,567	2,482,828

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	4,031	3,971,059
3.75%, 04/01/24 (Call 01/01/24)	2,891	2,859,228
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)(a)	1,960	1,907,198
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 05/29/23)	8,035	7,587,852
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	3,969	3,887,477
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)(a)	2,445	2,431,186
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	2,999	2,894,185
3.65%, 03/18/24 (Call 02/18/24)(a)	3,377	3,323,610

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)(a)	$2,907	$2,864,470
3.65%, 02/15/24 (Call 11/15/23)(a)	2,311	2,282,921
3.75%, 03/15/24 (Call 12/15/23)(a)	2,136	2,113,059
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,290	2,217,338
2.80%, 11/15/24 (Call 09/15/24)(a)	2,078	2,024,658

		40,364,241

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	1,761	1,742,879

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)(a)	1,793	1,774,658

Total Long-Term Investments — 98.8% (Cost: $2,447,016,210)		2,388,327,357

Short-Term Securities

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.02%(d)(e)(f)	160,497	160,545,543

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.75%(d)(e)	24,825	$24,825,000

Total Short-Term Securities — 7.7% (Cost: $185,320,760)		185,370,543

Total Investments — 106.5% (Cost: $2,632,336,970)		2,573,697,900

Liabilities in Excess of Other Assets — (6.5)%		(156,675,528)

Net Assets — 100.0%		$2,417,022,372

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$90,141,694	$70,368,772	(a)	$—	$(6,789)	$41,866	$160,545,543	160,497	$248,435	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,885,000	15,940,000	(a)	—	—	—	24,825,000	24,825	154,064		6

					$(6,789)	$41,866	$185,370,543		$402,499		$6

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,388,327,357	$—	$2,388,327,357
Short-Term Securities
Money Market Funds	185,370,543	—	—	185,370,543

	$185,370,543	$2,388,327,357	$—	$2,573,697,900

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.8%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$865	$818,134
4.88%, 05/01/25 (Call 04/01/25)	12,012	11,976,204
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	2,283	2,226,427
3.50%, 05/15/25 (Call 03/15/25)(a)	3,357	3,292,579
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	1,125	1,106,134
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	2,802	2,739,543
Lockheed Martin Corp., 4.95%, 10/15/25 (Call 09/15/25)	763	775,300
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	6,457	6,260,772
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	6,090	6,009,795

		35,204,888

Agriculture — 1.2%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	3,503	3,339,445
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	2,775	2,566,015
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)(a)	3,347	3,147,552
3.38%, 08/11/25 (Call 05/11/25)(a)	3,388	3,309,229
5.00%, 11/17/25	1,630	1,644,947
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	9,670	9,514,893

		23,522,081

Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	4,904	4,919,349
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	665	637,502

		5,556,851

Apparel — 0.6%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)(a)	4,534	4,391,678
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,179	2,142,632
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	1,775	1,739,962
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	975	957,996
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	2,957	2,795,873

		12,028,141

Auto Manufacturers — 4.0%
American Honda Finance Corp.
1.00%, 09/10/25(a)	2,838	2,614,082
1.20%, 07/08/25	2,980	2,773,635
1.50%, 01/13/25	2,755	2,617,305
Series A, 4.60%, 04/17/25(a)	2,735	2,734,590
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	2,244	2,054,202
General Motors Co.
4.00%, 04/01/25(a)	1,695	1,654,727
6.13%, 10/01/25 (Call 09/01/25)(a)	7,230	7,352,187
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	3,885	3,686,476
2.90%, 02/26/25 (Call 01/26/25)	3,951	3,781,818
3.80%, 04/07/25(a)	3,665	3,561,390
4.00%, 01/15/25 (Call 10/15/24)	2,755	2,690,671
4.30%, 07/13/25 (Call 04/13/25)(a)	2,282	2,223,581
4.35%, 04/09/25 (Call 02/09/25)	3,623	3,549,308
6.05%, 10/10/25	4,215	4,261,449
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)	3,350	3,211,343
PACCAR Financial Corp.
1.80%, 02/06/25	2,017	1,920,769
2.85%, 04/07/25	1,185	1,146,476
3.55%, 08/11/25	2,065	2,039,291

Security	Par (000)	Value

Auto Manufacturers (continued)
4.95%, 10/03/25	$720	$727,690
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	2,646	2,425,932
1.45%, 01/13/25(a)	2,780	2,640,166
1.80%, 02/13/25(a)	4,194	4,008,499
3.00%, 04/01/25	4,331	4,210,815
3.40%, 04/14/25(a)	1,315	1,290,449
3.65%, 08/18/25	2,860	2,810,522
3.95%, 06/30/25(a)	4,175	4,129,284
4.80%, 01/10/25	1,120	1,124,200
5.40%, 11/10/25	2,500	2,559,575

		79,800,432

Auto Parts & Equipment — 0.5%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 05/10/23)	3,961	3,778,239
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	3,041	2,958,893
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)(a)	3,382	3,315,138

		10,052,270

Banks — 23.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	2,967	2,895,555
5.09%, 12/08/25	3,105	3,132,541
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	3,660	3,332,613
Banco Santander SA
2.75%, 05/28/25	5,320	5,012,398
3.50%, 03/24/25	4,610	4,454,781
5.15%, 08/18/25(a)	5,595	5,551,695
5.18%, 11/19/25	5,384	5,315,192
Bank of America Corp.
3.88%, 08/01/25(a)	6,467	6,327,377
4.00%, 01/22/25	9,499	9,320,704
Series L, 3.95%, 04/21/25	9,082	8,871,752
Bank of Montreal
1.50%, 01/10/25	5,445	5,133,383
1.85%, 05/01/25(a)	5,263	4,950,009
3.70%, 06/07/25(a)	5,549	5,410,275
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	5,073	4,777,751
3.35%, 04/25/25 (Call 03/25/25)	2,250	2,181,128
3.95%, 11/18/25 (Call 10/18/25)	1,846	1,802,896
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,691	3,565,838
Bank of Nova Scotia (The)
1.30%, 06/11/25(a)	4,482	4,140,382
1.45%, 01/10/25	3,301	3,104,458
2.20%, 02/03/25(a)	4,919	4,683,675
3.45%, 04/11/25	5,730	5,559,074
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,459	1,313,071
Barclays PLC, 3.65%, 03/16/25	7,521	7,227,907
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	2,494	2,271,011
2.25%, 01/28/25	3,797	3,627,920
3.30%, 04/07/25	4,465	4,319,620
3.95%, 08/04/25	5,409	5,287,622
5.14%, 04/28/25	2,365	2,366,774
Citigroup Inc.
3.30%, 04/27/25	5,612	5,443,416
3.88%, 03/26/25	3,662	3,558,512
4.40%, 06/10/25	8,461	8,311,494
5.50%, 09/13/25	5,091	5,107,393
Citizens Bank NA, 2.25%, 04/28/25 (Call 03/28/25)	2,791	2,550,193

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	$1,197	$1,130,770
Comerica Bank, 4.00%, 07/27/25(a)	1,509	1,356,531
Commonwealth Bank of Australia/New York NY, 5.08%, 01/10/25	1,453	1,460,541
Cooperatieve Rabobank UA, 4.38%, 08/04/25	5,969	5,805,688
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	2,870	2,707,988
3.38%, 05/21/25	3,607	3,487,933
5.00%, 01/13/25	475	476,069
Credit Suisse AG, 7.95%, 01/09/25	4,371	4,470,003
Credit Suisse AG/New York NY
2.95%, 04/09/25	5,089	4,736,027
3.70%, 02/21/25	6,437	6,096,225
Credit Suisse Group AG, 3.75%, 03/26/25	7,206	6,710,443
Deutsche Bank AG, 4.50%, 04/01/25(a)	5,010	4,697,626
Deutsche Bank AG/New York NY, 4.16%, 05/13/25(a)	3,290	3,186,957
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	3,474	3,292,692
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)(a)	1,990	1,917,683
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	1,400	1,310,820
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	1,565	1,498,722
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	7,932	7,704,828
3.50%, 04/01/25 (Call 03/01/25)	11,543	11,214,486
3.75%, 05/22/25 (Call 02/22/25)	7,483	7,290,762
4.25%, 10/21/25(a)	7,284	7,152,524
HSBC Holdings PLC, 4.25%, 08/18/25	5,988	5,831,174
HSBC USA Inc., 5.63%, 03/17/25	350	352,863
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	1,780	1,700,897
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	9,836	9,576,035
3.90%, 07/15/25 (Call 04/15/25)	10,224	10,075,752
7.75%, 07/15/25	810	862,601
KeyBank NA/Cleveland OH
3.30%, 06/01/25	2,813	2,651,787
4.15%, 08/08/25	2,255	2,160,065
KeyCorp, 4.15%, 10/29/25(a)	2,263	2,161,052
Lloyds Bank PLC, 3.50%, 05/14/25	475	456,223
Lloyds Banking Group PLC
4.45%, 05/08/25(a)	7,058	6,931,944
4.58%, 12/10/25	4,557	4,391,034
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	3,806	3,589,058
5.40%, 11/21/25 (Call 10/21/25)(a)	1,228	1,197,079
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	6,796	6,250,145
2.19%, 02/25/25	9,481	8,972,534
3.78%, 03/02/25	3,182	3,116,896
Morgan Stanley
4.00%, 07/23/25	11,136	10,977,757
5.00%, 11/24/25	7,499	7,514,298
National Australia Bank Ltd./New York, 3.50%, 06/09/25(a)	1,064	1,040,315
National Bank of Canada, 5.25%, 01/17/25	1,140	1,134,186
Northern Trust Corp., 3.95%, 10/30/25(a)	2,887	2,818,694
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	3,487	3,345,672
3.25%, 06/01/25 (Call 05/02/25)	2,883	2,769,064
3.88%, 04/10/25 (Call 03/10/25)	2,687	2,603,058
4.20%, 11/01/25 (Call 10/01/25)	1,936	1,876,100
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	2,830	2,637,305

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
1.15%, 06/10/25	$6,552	$6,081,304
1.60%, 01/21/25	3,535	3,345,665
3.38%, 04/14/25	5,405	5,255,606
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	3,846	3,658,507
4.50%, 07/17/25 (Call 04/17/25)(a)	4,349	4,237,405
State Street Corp., 3.55%, 08/18/25	6,269	6,090,647
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	800	773,568
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	9,054	8,354,760
2.35%, 01/15/25	6,054	5,755,235
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	1,990	1,899,296
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	970	931,889
Toronto-Dominion Bank (The)
0.75%, 09/11/25	4,238	3,845,095
1.15%, 06/12/25	3,669	3,390,670
1.45%, 01/10/25(a)	3,590	3,384,939
3.77%, 06/06/25	5,870	5,733,522
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	4,285	3,983,679
3.63%, 09/16/25 (Call 08/16/25)	3,587	3,403,704
4.05%, 11/03/25 (Call 09/03/25)	1,470	1,426,738
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(a)	2,104	1,915,250
3.70%, 06/05/25 (Call 05/05/25)(a)	3,215	3,097,074
4.00%, 05/01/25 (Call 03/01/25)	3,670	3,564,231
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	6,187	5,737,329
3.95%, 11/17/25 (Call 10/17/25)(a)	3,258	3,159,511
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	3,791	3,592,731
2.80%, 01/27/25 (Call 12/27/24)	1,923	1,844,349
Wells Fargo & Co.
3.00%, 02/19/25	9,809	9,489,717
3.55%, 09/29/25	9,572	9,304,941
Westpac Banking Corp.
2.35%, 02/19/25(a)	5,281	5,065,060
3.74%, 08/26/25	3,420	3,351,395

		467,281,133

Beverages — 1.3%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	1,429	1,401,463
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	1,234	1,216,601
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	2,157	2,136,918
4.75%, 12/01/25(a)	1,410	1,414,103
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,759	2,558,614
5.20%, 10/24/25	1,569	1,593,367
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)(a)	2,398	2,320,737
4.42%, 05/25/25 (Call 03/25/25)	2,417	2,400,202
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	5,561	5,358,079
2.75%, 04/30/25 (Call 01/30/25)(a)	3,607	3,499,475
3.50%, 07/17/25 (Call 04/17/25)(a)	2,021	1,989,068

		25,888,627

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 1.7%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	$3,267	$3,106,656
3.13%, 05/01/25 (Call 02/01/25)(a)	3,867	3,757,409
5.25%, 03/02/25	3,325	3,354,227
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	4,220	4,143,871
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	6,703	6,572,761
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	7,398	7,266,167
Illumina Inc., 5.80%, 12/12/25 (Call 11/12/25)	1,060	1,076,811
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)	4,063	3,704,603

		32,982,505

Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	3,181	3,034,929
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,182	2,134,760
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	1,128	1,036,000
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	937	931,893

		7,137,582

Chemicals — 1.6%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	2,422	2,258,515
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	6,265	6,289,747
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)(a)	6,815	6,797,213
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	2,952	2,882,215
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	2,666	2,513,025
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)(a)	1,672	1,615,085
4.70%, 12/05/25 (Call 11/05/25)	1,634	1,648,150
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	1,896	1,728,962
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	1,923	1,848,388
5.95%, 11/07/25	790	814,095
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	1,616	1,569,071
4.25%, 08/08/25	890	881,056

		30,845,522

Commercial Services — 1.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	5,034	4,941,022
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	1,090	1,082,948
Cintas Corp. No. 2, 3.45%, 05/01/25 (Call 04/01/25)(a)	569	555,771
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	1,821	1,716,984
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	3,701	3,536,268
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	2,752	2,691,401
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)(a)	4,875	4,593,664
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	2,681	2,623,117
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	1,805	1,686,123

		23,427,298

Computers — 2.6%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,800	1,660,626
1.13%, 05/11/25 (Call 04/11/25)	6,757	6,354,283
2.50%, 02/09/25(a)	4,130	4,006,348
2.75%, 01/13/25 (Call 11/13/24)(a)	4,187	4,086,470
3.20%, 05/13/25	5,921	5,809,034
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)	4,801	4,895,244

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	$9,950	$9,909,006
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	5,323	5,038,166
International Business Machines Corp.
4.00%, 07/27/25	2,081	2,058,088
7.00%, 10/30/25(a)	2,319	2,453,479
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	1,436	1,396,294
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	3,626	3,400,535

		51,067,573

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/25(a)	538	525,147
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	3,765	3,637,630
Kenvue Inc., 5.50%, 03/22/25(a)(b)	75	76,284
Procter & Gamble Co. (The), 0.55%, 10/29/25(a)	3,533	3,236,511
Unilever Capital Corp.
3.10%, 07/30/25(a)	1,555	1,511,740
3.38%, 03/22/25 (Call 01/22/25)(a)	1,503	1,471,482

		10,458,794

Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	3,075	2,939,608

Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	3,400	3,259,852
4.45%, 10/01/25 (Call 08/01/25)	2,213	2,146,521
6.50%, 07/15/25 (Call 06/15/25)(a)	4,675	4,718,571
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,555	1,491,136
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	2,879	2,726,758
3.25%, 03/01/25 (Call 01/01/25)	2,724	2,613,324
3.38%, 07/01/25 (Call 06/01/25)	2,945	2,821,516
Ally Financial Inc.
4.63%, 03/30/25(a)	2,074	2,018,396
5.80%, 05/01/25 (Call 04/01/25)(a)	2,408	2,385,365
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)(a)	5,985	5,698,558
3.95%, 08/01/25 (Call 07/01/25)	7,850	7,699,358
4.20%, 11/06/25 (Call 10/06/25)	3,138	3,106,526
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	2,414	2,327,217
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)(a)	4,023	3,842,126
4.20%, 10/29/25 (Call 09/29/25)	5,193	4,960,198
4.25%, 04/30/25 (Call 03/31/25)(a)	3,206	3,106,133
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)(a)	1,577	1,504,647
3.63%, 04/01/25 (Call 01/01/25)(a)	1,770	1,713,024
3.85%, 05/21/25 (Call 03/21/25)	3,035	2,945,801
4.20%, 03/24/25 (Call 02/22/25)	2,321	2,275,810
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	3,482	3,364,343
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	1,739	1,662,449
Franklin Resources Inc., 2.85%, 03/30/25(a)	1,630	1,557,074
Intercontinental Exchange Inc.
3.65%, 05/23/25(a)	2,035	1,998,574
3.75%, 12/01/25 (Call 09/01/25)(a)	5,518	5,411,944
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,572	1,546,031
Lazard Group LLC, 3.75%, 02/13/25	2,519	2,442,574
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	2,951	2,824,874

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
1.85%, 07/16/25	$4,194	$3,851,728
2.65%, 01/16/25	5,495	5,214,205
5.10%, 07/03/25	2,455	2,418,371
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	2,140	2,132,703
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	4,345	4,067,572
4.88%, 06/13/25 (Call 05/13/25)	3,135	2,959,189
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	14,570	14,151,550
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	2,873	2,751,731

		121,715,749

Electric — 5.2%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	876	856,965
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	1,906	1,737,967
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	1,818	1,760,188
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)(a)	1,323	1,275,054
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	3,115	2,993,266
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	1,831	1,790,205
4.05%, 04/15/25 (Call 03/15/25)	5,466	5,409,099
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	1,104	1,002,134
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	3,487	3,351,112
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,776	2,720,674
Series A, 3.30%, 03/15/25 (Call 02/15/25)	2,082	2,012,565
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	1,758	1,716,652
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	3,339	3,085,503
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,475	2,267,125
5.00%, 12/08/25(a)	1,312	1,320,830
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	1,915	1,860,633
Edison International
4.70%, 08/15/25	1,705	1,685,120
4.95%, 04/15/25 (Call 03/15/25)(a)	1,934	1,926,806
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	2,864	2,610,192
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	1,136	1,101,863
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	1,268	1,231,380
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	1,511	1,377,639
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	4,231	4,150,146
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	4,180	4,057,275
3.13%, 12/01/25 (Call 06/01/25)(a)	1,894	1,840,722
Iberdrola International BV, 5.81%, 03/15/25(a)	1,907	1,948,573
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	954	928,547
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25(a)	1,215	1,157,786
2.85%, 01/27/25 (Call 10/27/24)	1,722	1,669,290
3.25%, 11/01/25 (Call 08/01/25)(a)	1,665	1,609,389
3.45%, 06/15/25	675	658,253
5.45%, 10/30/25(a)	1,695	1,725,510
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	2,520	2,506,694
6.05%, 03/01/25	5,371	5,460,373

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	$2,511	$2,284,006
2.95%, 04/01/25 (Call 01/01/25)	1,372	1,329,797
Pacific Gas and Electric Co.
3.45%, 07/01/25	1,150	1,098,100
3.50%, 06/15/25 (Call 03/15/25)	2,900	2,770,718
4.95%, 06/08/25	2,161	2,138,526
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	425	413,542
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,840	1,690,279
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)(a)	974	941,848
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	2,302	2,108,056
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	1,816	1,758,560
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)	2,559	2,482,563
Southern California Edison Co.
Series C, 4.20%, 06/01/25	1,425	1,404,893
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,127	3,062,271
Southern Co. (The), 5.15%, 10/06/25	580	586,287
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	1,758	1,726,426
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	513	495,645
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,351	1,305,620
WEC Energy Group Inc., 5.00%, 09/27/25 (Call 08/27/25)	710	713,685
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)(a)	548	557,974
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	2,390	2,321,718

		103,996,044

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	1,186	1,156,326

Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	1,825	1,733,805
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)(a)	1,848	1,796,034
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	2,633	2,596,770
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)(a)	4,697	4,421,145
Legrand France SA, 8.50%, 02/15/25	1,050	1,119,090

		11,666,844

Entertainment — 0.4%
Magallanes Inc.
3.64%, 03/15/25(b)	6,635	6,417,439
3.79%, 03/15/25 (Call 05/09/23)(b)	2,075	2,011,650

		8,429,089

Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	1,219	1,108,437
3.20%, 03/15/25 (Call 12/15/24)	2,817	2,740,209
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,598	1,451,623
3.13%, 03/01/25 (Call 12/01/24)	1,731	1,687,015

		6,987,284

Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	984	956,330
3.95%, 03/15/25 (Call 01/15/25)	3,244	3,188,333
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	3,591	3,566,833

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)(a)	$4,099	$4,049,156
5.24%, 11/18/25 (Call 11/18/23)	189	189,187
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	1,724	1,602,682
3.20%, 08/21/25 (Call 05/21/25)(a)	355	344,556
JM Smucker Co. (The), 3.50%, 03/15/25	4,475	4,369,211
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	3,443	3,227,606
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)	3,388	3,314,006
Walmart Inc., 3.90%, 09/09/25	825	820,099

		25,627,999

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	890	867,910

Gas — 0.4%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)(a)	1,852	1,845,518
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	4,050	3,717,212
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	1,470	1,425,944

		6,988,674

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 05/30/23)(a)	2,335	2,229,575

Health Care - Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	3,752	3,664,954
3.88%, 09/15/25 (Call 06/15/25)	2,188	2,167,980
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)	2,712	2,570,678
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,678	1,639,590
GE Healthcare Holding LLC, 5.60%, 11/15/25 (Call 10/15/25)(b)	4,554	4,612,792
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	2,631	2,441,515
3.38%, 11/01/25 (Call 08/01/25)(a)	2,468	2,389,345
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	4,035	3,927,871

		23,414,725

Health Care - Services — 2.2%
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	1,318	1,211,005
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)	5,031	4,838,262
5.35%, 10/15/25 (Call 09/15/25)(a)	1,721	1,744,784
HCA Inc.
5.25%, 04/15/25	5,730	5,743,351
5.38%, 02/01/25	8,465	8,471,010
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	2,917	2,899,060
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	4,176	4,074,648
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,317	1,199,168
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	1,930	1,879,299
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	270	248,422
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	1,331	1,305,458
3.75%, 07/15/25	6,732	6,641,791
5.15%, 10/15/25	1,625	1,656,688
UPMC, Series D-1, 3.60%, 04/03/25	1,195	1,166,655

		43,079,601

Security	Par (000)	Value

Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	$4,308	$3,992,525
4.25%, 03/01/25 (Call 01/01/25)	2,465	2,355,628
Blackstone Private Credit Fund
2.70%, 01/15/25 (Call 11/15/24)	2,200	2,047,100
4.70%, 03/24/25(a)	2,548	2,455,635
7.05%, 09/29/25(b)	2,652	2,657,357
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)(a)	2,127	2,017,821
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	1,160	1,112,278
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	1,100	1,051,380
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	2,172	2,008,383
4.00%, 03/30/25 (Call 02/28/25)(a)	1,464	1,381,269
Owl Rock Core Income Corp., 5.50%, 03/21/25	1,440	1,399,954

		22,479,330

Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)(a)	2,456	2,314,706
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	2,571	2,552,078
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(a)	1,480	1,467,568

		6,334,352

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	1,306	1,284,725
Whirlpool Corp., 3.70%, 05/01/25(a)	1,277	1,251,997

		2,536,722

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	772	750,369

Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	1,348	1,307,547
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	2,532	2,282,041
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)(a)	3,249	3,084,893
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)(a)	3,184	3,115,735
Chubb INA Holdings Inc., 3.15%, 03/15/25	3,471	3,380,233
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	1,980	1,962,695
Corebridge Financial Inc., 3.50%, 04/04/25 (Call 03/04/25)(b)	3,855	3,705,272
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	1,424	1,388,443
Lincoln National Corp., 3.35%, 03/09/25	990	942,143
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	2,747	2,688,956
MetLife Inc.
3.00%, 03/01/25(a)	1,778	1,721,371
3.60%, 11/13/25 (Call 08/13/25)	2,148	2,098,102
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	1,442	1,393,116
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	1,090	1,067,197

		30,137,744

Internet — 1.5%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)(a)	4,222	3,893,064
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	4,440	4,136,348
3.00%, 04/13/25	5,230	5,113,633
4.60%, 12/01/25	1,005	1,014,899

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.20%, 12/03/25 (Call 09/03/25)(a)	$3,015	$3,083,561
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	1,160	1,117,138
4.13%, 06/30/25	1,305	1,278,235
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	1,784	1,751,478
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	3,758	3,555,744
5.90%, 11/22/25 (Call 10/22/25)(a)	1,560	1,603,696
Netflix Inc., 5.88%, 02/15/25(a)	100	101,478
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	917	837,441
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	1,435	1,439,649

		28,926,364

Iron & Steel — 0.4%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	2,218	2,089,977
3.95%, 05/23/25	1,915	1,890,794
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	1,804	1,656,866
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	2,096	1,984,661

		7,622,298

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	1,881	1,802,694

Lodging — 0.4%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	1,768	1,773,764
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)(a)	1,906	1,862,352
3.75%, 10/01/25 (Call 07/01/25)(a)	1,499	1,451,152
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,466	2,498,206

		7,585,474

Machinery — 1.9%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	3,053	2,789,770
1.45%, 05/15/25	1,666	1,569,089
3.40%, 05/13/25	3,643	3,572,799
3.65%, 08/12/25	1,615	1,589,176
4.90%, 01/17/25(a)	1,513	1,522,396
5.40%, 03/10/25	100	101,650
CNH Industrial Capital LLC
3.95%, 05/23/25	2,540	2,481,656
5.45%, 10/14/25(a)	1,030	1,042,319
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	1,857	1,800,436
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	1,649	1,585,365
John Deere Capital Corp.
1.25%, 01/10/25	2,135	2,023,852
2.05%, 01/09/25	1,442	1,387,089
2.13%, 03/07/25(a)	1,605	1,538,922
3.40%, 06/06/25	2,115	2,074,117
3.40%, 09/11/25	862	841,752
3.45%, 03/13/25(a)	2,403	2,360,827
4.05%, 09/08/25	1,689	1,678,190
5.15%, 03/03/25	70	70,849
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(a)	5,068	4,796,913
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	1,409	1,367,139
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)(a)	2,431	2,317,715

		38,512,021

Security	Par (000)	Value

Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	$3,549	$3,386,563
2.65%, 04/15/25 (Call 03/15/25)(a)	1,364	1,313,750
3.00%, 08/07/25(a)	2,274	2,205,348
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	907	873,305
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	1,349	1,319,659

		9,098,625

Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)(a)	15,141	14,990,498
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	3,615	3,549,062
3.38%, 08/15/25 (Call 05/15/25)	5,662	5,532,284
3.95%, 10/15/25 (Call 08/15/25)	9,803	9,687,129
5.25%, 11/07/25	755	770,364
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	1,230	1,188,168
3.95%, 06/15/25 (Call 05/15/25)	1,840	1,786,750
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	2,938	2,832,761
Paramount Global, 4.75%, 05/15/25 (Call 04/15/25)	2,803	2,775,783
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	3,331	3,234,967
Walt Disney Co. (The)
3.35%, 03/24/25(a)	6,861	6,744,843
3.70%, 10/15/25 (Call 07/15/25)(a)	2,793	2,747,642

		55,840,251

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,946	2,878,861

Mining — 0.0%
Southern Copper Corp., 3.88%, 04/23/25	1,029	1,001,598

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 05/01/23)	2,790	2,726,388

Oil & Gas — 3.4%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	3,228	3,188,521
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	2,297	2,161,684
3.90%, 02/01/25 (Call 11/01/24)	3,068	3,002,744
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	8,181	7,735,135
3.33%, 11/17/25 (Call 08/17/25)	2,099	2,057,608
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)(a)	2,779	2,558,986
ConocoPhillips Co., 2.40%, 03/07/25 (Call 05/09/23)	2,335	2,243,024
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(a)	1,835	1,867,553
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)(a)	2,583	2,511,141
EQT Corp.
5.68%, 10/01/25 (Call 10/04/23)(a)	795	792,162
6.13%, 02/01/25 (Call 01/01/25)	3,620	3,637,412
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)(a)	5,233	5,081,243
2.99%, 03/19/25 (Call 02/19/25)	7,562	7,365,388
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)(a)	4,901	4,871,692
Phillips 66
3.61%, 02/15/25 (Call 11/15/24)(b)	1,852	1,812,608
3.85%, 04/09/25 (Call 03/09/25)	3,047	2,986,944
Shell International Finance BV, 3.25%, 05/11/25	9,549	9,333,002

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	$5,190	$5,019,716

		68,226,563

Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	2,072	2,033,274
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	2,392	2,218,652

		4,251,926

Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	1,820	1,776,083
Sonoco Products Co., 1.80%, 02/01/25 (Call 05/30/23)	2,530	2,380,376
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	2,969	2,889,193

		7,045,652

Pharmaceuticals — 5.3%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	12,684	12,399,751
3.80%, 03/15/25 (Call 12/15/24)	9,863	9,697,006
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	2,480	2,411,279
AstraZeneca PLC, 3.38%, 11/16/25(a)	6,995	6,840,061
Bristol-Myers Squibb Co., 0.75%, 11/13/25 (Call 10/13/25)(a)	3,308	3,040,548
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	2,194	2,142,068
Cigna Group (The)
3.25%, 04/15/25 (Call 01/15/25)	3,893	3,780,259
4.13%, 11/15/25 (Call 09/15/25)	7,113	7,024,585
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	9,706	9,544,201
4.10%, 03/25/25 (Call 01/25/25)(a)	4,292	4,268,308
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	2,260	2,193,240
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	3,926	3,880,929
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	2,705	2,498,230
2.63%, 01/15/25 (Call 11/15/24)(a)	2,359	2,303,328
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)(a)	1,988	1,805,303
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	2,957	2,919,446
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	9,448	9,195,833
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	4,121	3,935,514
3.00%, 11/20/25 (Call 08/20/25)(a)	6,472	6,283,018
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	3,214	2,997,087
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	3,265	3,012,354
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)(a)	2,259	2,247,637
5.40%, 11/14/25 (Call 10/14/25)	520	530,223

		104,950,208

Pipelines — 3.6%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	5,848	5,893,965
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	4,627	4,587,948
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	1,835	1,834,321
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,605	1,636,715
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	2,460	2,363,568
2.50%, 02/14/25	1,996	1,909,992
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,069	3,883,332

Security	Par (000)	Value

Pipelines (continued)
4.05%, 03/15/25 (Call 12/15/24)	$3,752	$3,682,438
5.95%, 12/01/25 (Call 09/01/25)	1,334	1,356,785
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	5,112	5,048,151
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	6,344	6,266,032
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	2,621	2,569,419
4.88%, 06/01/25 (Call 03/01/25)	4,140	4,126,586
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,555	1,452,852
4.90%, 03/15/25 (Call 12/15/24)	2,522	2,508,583
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	4,355	4,308,576
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)(a)	6,957	6,992,411
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	2,504	2,429,256
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	1,312	1,288,607
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)(a)	1,795	1,719,502
3.95%, 06/01/25 (Call 03/01/25)(a)	135	130,109
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	3,139	3,083,314
4.00%, 09/15/25 (Call 06/15/25)	3,138	3,073,169

		72,145,631

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	3,300	3,233,868

Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	2,436	2,351,276
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,498	2,297,061
2.40%, 03/15/25 (Call 02/15/25)	2,809	2,672,820
2.95%, 01/15/25 (Call 12/15/24)	2,526	2,435,569
4.00%, 06/01/25 (Call 03/01/25)	2,861	2,806,727
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	1,534	1,488,471
3.50%, 11/15/25 (Call 08/15/25)	1,421	1,375,556
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	3,318	3,167,993
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	2,388	2,300,910
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	2,899	2,683,575
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)(a)	1,232	1,193,057
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	700	677,642
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,928	2,657,072
1.25%, 07/15/25 (Call 06/15/25)	2,247	2,065,577
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	1,439	1,393,053
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	1,611	1,552,634
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	3,431	3,370,168
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)(a)	1,050	1,018,605
4.00%, 06/01/25 (Call 03/01/25)(a)	1,302	1,271,650
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,497	1,444,964
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	1,425	1,322,657
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,868	1,799,463
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	1,005	956,338

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)(a)	$1,770	$1,731,874
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	988	957,076
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	1,731	1,679,589
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	2,249	2,200,332
4.63%, 11/01/25 (Call 09/01/25)(a)	2,348	2,325,365
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)(a)	4,083	3,944,423
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	2,000	1,887,460
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	1,865	1,768,915
3.50%, 02/01/25 (Call 11/01/24)	2,875	2,773,254
VICI Properties LP, 4.38%, 05/15/25	2,020	1,971,439
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	1,606	1,495,234
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	5,137	5,008,061
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	1,468	1,436,409

		73,482,269

Retail — 3.0%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)(a)	1,419	1,387,697
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	2,168	2,099,578
3.63%, 04/15/25 (Call 03/15/25)	2,624	2,558,584
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	1,807	1,783,654
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	5,023	4,940,573
Genuine Parts Co., 1.75%, 02/01/25 (Call 05/09/23)	3,503	3,313,348
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)(a)	2,225	2,163,790
3.35%, 09/15/25 (Call 06/15/25)	5,021	4,923,542
4.00%, 09/15/25 (Call 08/15/25)	235	234,241
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	3,490	3,392,629
4.00%, 04/15/25 (Call 03/15/25)(a)	3,517	3,472,440
4.40%, 09/08/25	1,810	1,802,181
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	2,023	1,894,256
3.30%, 07/01/25 (Call 06/15/25)(a)	3,265	3,192,843
3.38%, 05/26/25 (Call 02/26/25)(a)	3,187	3,119,531
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	3,162	3,146,759
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)(a)	5,944	5,859,892
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	7,150	6,881,803
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)(a)	2,680	2,647,840

		58,815,181

Semiconductors — 2.1%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)(a)	2,483	2,411,117
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,713	2,685,951
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)(a)	1,388	1,343,154
Broadcom Inc., 3.15%, 11/15/25 (Call 10/15/25)	3,681	3,534,018
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)	6,136	6,031,811
3.70%, 07/29/25 (Call 04/29/25)	8,318	8,189,321
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	2,004	1,972,858
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/23)	4,305	4,222,688
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(a)	2,520	2,399,090
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	5,622	5,514,788

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	$3,618	$3,427,295

		41,732,091

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	2,124	2,072,939

Software — 3.1%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	2,508	2,405,197
3.25%, 02/01/25 (Call 11/01/24)	4,423	4,339,273
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	1,167	1,160,231
Fidelity National Information Services Inc., 4.50%, 07/15/25	1,525	1,509,704
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)(a)	3,975	3,894,625
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	2,328	2,151,840
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	5,749	5,602,228
3.13%, 11/03/25 (Call 08/03/25)	10,410	10,179,627
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	9,327	8,902,901
2.95%, 05/15/25 (Call 02/15/25)	11,195	10,786,271
5.80%, 11/10/25	954	977,993
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,398	2,198,966
3.85%, 12/15/25 (Call 09/15/25)(a)	1,186	1,162,470
Take-Two Interactive Software Inc., 3.55%, 04/14/25	2,673	2,600,615
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	3,667	3,629,707

		61,501,648

Telecommunications — 2.1%
Cisco Systems Inc., 3.50%, 06/15/25(a)	2,288	2,245,077
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	1,553	1,408,664
Rogers Communications Inc.
2.95%, 03/15/25 (Call 05/29/23)(b)	2,980	2,854,602
3.63%, 12/15/25 (Call 09/15/25)	3,031	2,918,762
Sprint LLC, 7.63%, 02/15/25 (Call 11/15/24)	4,030	4,152,875
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	11,454	11,147,262
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	4,832	4,400,164
3.38%, 02/15/25	6,593	6,454,283
Vodafone Group PLC, 4.13%, 05/30/25	6,772	6,691,887

		42,273,576

Transportation — 1.3%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	2,076	2,023,415
3.65%, 09/01/25 (Call 06/01/25)	1,911	1,875,073
7.00%, 12/15/25	588	622,804
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	3,456	3,339,567
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	2,324	2,256,116
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	1,230	1,197,774
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)(a)	2,003	1,923,881
4.63%, 06/01/25 (Call 05/01/25)	1,496	1,481,579
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	1,634	1,598,853
3.25%, 08/15/25 (Call 05/15/25)(a)	1,952	1,900,780
3.75%, 07/15/25 (Call 05/15/25)	1,924	1,894,755
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)(a)	4,782	4,746,661

		24,861,258

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	$1,770	$1,702,404

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)(a)	1,797	1,754,770

Total Long-Term Investments — 98.9% (Cost: $2,029,538,453)		1,960,636,200

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	74,722	74,744,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	8,190	8,190,000

Total Short-Term Securities — 4.2% (Cost: $82,885,553)		82,934,369

Total Investments — 103.1% (Cost: $2,112,424,006)		2,043,570,569

Liabilities in Excess of Other Assets — (3.1)%		(60,584,234)

Net Assets — 100.0%		$1,982,986,335

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$112,722,366	$—		$(38,029,509	)(a)	$11,944	$39,568	$74,744,369	74,722	$186,811	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,490,000	1,700,000	(a)	—		—	—	8,190,000	8,190	106,210		1

						$11,944	$39,568	$82,934,369		$293,021		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,960,636,200	$—	$1,960,636,200
Short-Term Securities
Money Market Funds	82,934,369	—	—	82,934,369

	$82,934,369	$1,960,636,200	$—	$2,043,570,569

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$4,706	$4,579,503

Aerospace & Defense — 2.1%
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/30/23)	14,605	13,562,349
2.25%, 06/15/26 (Call 03/15/26)	1,815	1,673,140
2.75%, 02/01/26 (Call 01/01/26)	4,673	4,419,770
3.10%, 05/01/26 (Call 03/01/26)	2,316	2,195,498
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	1,728	1,582,433
2.13%, 08/15/26 (Call 05/15/26)(a)	1,530	1,439,929
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	2,200	2,136,948
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	3,771	3,715,793
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	2,069	1,952,164
5.00%, 02/27/26 (Call 01/27/26)	495	503,623

		33,181,647

Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,146	1,074,100
4.40%, 02/14/26 (Call 12/14/25)	3,680	3,656,006
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	3,326	3,161,097
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)(a)	2,991	2,832,776
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	5,308	4,833,252
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)(a)	2,460	2,347,701
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	3,015	2,718,083
2.75%, 02/25/26 (Call 11/25/25)	2,855	2,722,899
4.88%, 02/13/26(a)	890	895,020

		24,240,934

Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	1,261	1,185,643
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	360	338,865
Series 2014-2, Class A, 3.75%, 03/03/28	1,329	1,242,400
Series 2020-1, Class B, 4.88%, 07/15/27(a)	1,068	1,028,605

		3,795,513

Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)(a)	3,237	3,058,123

Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.30%, 09/09/26	2,998	2,710,851
2.30%, 09/09/26	1,734	1,622,209
4.75%, 01/12/26	245	247,565
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	4,605	4,149,658
1.50%, 06/10/26 (Call 05/10/26)	3,993	3,568,145
4.00%, 10/06/26 (Call 07/06/26)	2,375	2,277,079
5.25%, 03/01/26 (Call 12/01/25)	3,940	3,937,006
5.40%, 04/06/26	2,105	2,107,105
PACCAR Financial Corp., 1.10%, 05/11/26	1,153	1,049,564
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	3,482	3,206,922

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.80%, 01/09/26	$1,859	$1,694,367
1.13%, 06/18/26(a)	3,204	2,908,751

		29,479,222

Auto Parts & Equipment — 0.0%
Magna International Inc., 5.98%, 03/21/26 (Call 03/21/24)	150	151,116

Banks — 24.1%
Banco Santander SA, 1.85%, 03/25/26	4,572	4,144,564
Bank of America Corp.
3.50%, 04/19/26(a)	8,027	7,810,030
4.25%, 10/22/26	6,441	6,268,381
4.45%, 03/03/26	6,574	6,478,414
6.22%, 09/15/26	1,160	1,196,308
Bank of Montreal, 1.25%, 09/15/26	3,835	3,415,873
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(a)	1,884	1,699,443
1.05%, 10/15/26 (Call 09/15/26)	2,012	1,781,344
2.45%, 08/17/26 (Call 05/17/26)	2,690	2,515,580
2.80%, 05/04/26 (Call 02/04/26)	1,760	1,678,336
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	3,681	3,303,992
1.30%, 09/15/26	3,180	2,830,772
1.35%, 06/24/26	2,620	2,361,092
2.70%, 08/03/26(a)	3,847	3,606,370
4.75%, 02/02/26	1,415	1,411,958
Barclays PLC
4.38%, 01/12/26	8,053	7,845,796
5.20%, 05/12/26	6,182	6,032,890
BPCE SA, 3.38%, 12/02/26	1,864	1,758,945
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26 (Call 05/22/26)	3,180	2,857,262
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	9,455	8,985,559
3.40%, 05/01/26	6,704	6,461,919
3.70%, 01/12/26	6,341	6,179,431
4.30%, 11/20/26(a)	3,097	3,036,144
4.60%, 03/09/26	4,683	4,627,460
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)(a)	1,227	1,129,920
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/25/26)	1,812	1,599,326
Commonwealth Bank of Australia/New York NY, 5.32%, 03/13/26	645	657,848
Cooperatieve Rabobank UA, 3.75%, 07/21/26	5,055	4,756,957
Credit Suisse AG/New York NY, 1.25%, 08/07/26	5,115	4,362,941
Credit Suisse Group AG, 4.55%, 04/17/26	6,081	5,671,749
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,047	986,787
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	2,675	2,405,681
4.10%, 01/13/26	1,370	1,281,183
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	3,209	2,976,765
4.25%, 03/13/26(a)	1,375	1,316,177
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	2,243	2,106,850
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	8,926	8,523,170
3.75%, 02/25/26 (Call 11/25/25)	5,966	5,815,657
HSBC Holdings PLC
3.90%, 05/25/26	7,915	7,649,373
4.30%, 03/08/26	9,518	9,354,386

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 11/23/26(a)	$4,734	$4,586,631
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	8,252	7,831,561
3.20%, 06/15/26 (Call 03/15/26)(a)	5,244	5,067,854
3.30%, 04/01/26 (Call 01/01/26)	7,155	6,931,406
4.13%, 12/15/26	6,170	6,064,184
7.63%, 10/15/26	3,072	3,342,797
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)(a)	700	676,116
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	2,145	1,950,577
Lloyds Banking Group PLC, 4.65%, 03/24/26	4,979	4,795,026
Manufacturers & Traders Trust Co., 4.65%, 01/27/26 (Call 12/27/25)	2,565	2,477,123
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	3,193	2,971,086
3.85%, 03/01/26	7,430	7,199,076
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	3,502	3,257,385
Morgan Stanley
3.13%, 07/27/26(a)	9,487	9,023,750
3.88%, 01/27/26	9,150	8,942,203
4.35%, 09/08/26	6,875	6,728,769
6.25%, 08/09/26(a)	2,618	2,719,369
Morgan Stanley Bank NA, 4.75%, 04/21/26 (Call 03/21/26)	4,100	4,122,017
National Australia Bank Ltd., 4.97%, 01/12/26	1,005	1,017,311
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	4,640	4,371,901
3.38%, 01/14/26	3,057	2,966,482
NatWest Group PLC, 4.80%, 04/05/26	4,591	4,574,931
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	1,636	1,451,459
2.60%, 07/23/26 (Call 05/24/26)	3,586	3,355,492
Royal Bank of Canada
0.88%, 01/20/26	4,160	3,771,165
1.15%, 07/14/26(a)	2,180	1,961,978
1.20%, 04/27/26	5,555	5,027,775
1.40%, 11/02/26	2,840	2,540,437
4.65%, 01/27/26	5,054	5,006,341
4.88%, 01/12/26	2,000	2,007,340
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)	2,915	2,677,078
State Street Corp., 2.65%, 05/19/26	2,261	2,139,358
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	3,654	3,278,296
1.40%, 09/17/26	6,557	5,820,977
2.63%, 07/14/26(a)	6,895	6,445,791
3.01%, 10/19/26	4,447	4,170,619
3.78%, 03/09/26	4,713	4,576,087
5.46%, 01/13/26	3,845	3,885,296
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	4,977	4,479,051
1.20%, 06/03/26	4,805	4,289,856
1.25%, 09/10/26	4,793	4,268,166
5.10%, 01/09/26	430	433,406
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	2,134	1,982,955
3.80%, 10/30/26 (Call 09/30/26)	2,793	2,604,277
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	3,284	3,072,576
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	4,560	4,235,602
Wachovia Corp., 7.57%, 08/01/26(b)	695	738,736

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.00%, 04/22/26	$10,943	$10,430,211
3.00%, 10/23/26	11,047	10,408,483
4.10%, 06/03/26	7,871	7,669,187
Westpac Banking Corp.
1.15%, 06/03/26	3,320	2,994,242
2.70%, 08/19/26	4,122	3,893,353
2.85%, 05/13/26	5,800	5,519,976

		385,635,754

Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	10,822	10,634,455
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	2,252	2,188,201
5.00%, 02/02/26 (Call 02/02/24)(a)	255	254,059
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	1,227	1,144,938
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	6,751	6,413,247
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	3,048	2,890,236
2.85%, 02/24/26 (Call 11/24/25)	2,726	2,641,412
4.55%, 02/13/26 (Call 01/13/26)(a)	290	294,408

		26,460,956

Biotechnology — 0.8%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)(a)	4,612	4,340,999
5.51%, 03/02/26 (Call 03/02/24)	30	30,119
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	8,946	8,751,872

		13,122,990

Building Materials — 0.3%
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)(a)	2,017	1,971,618
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	1,792	1,719,101
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	1,702	1,640,762
Vulcan Materials Co., 5.80%, 03/01/26 (Call 03/01/24)	78	78,408

		5,409,889

Chemicals — 0.8%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	1,630	1,431,906
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	2,149	2,051,027
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	1,592	1,509,853
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	1,931	1,875,233
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	1,511	1,476,202
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)(a)	1,225	1,109,899
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	1,175	1,153,051
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	2,718	2,608,573

		13,215,744

Commercial Services — 0.6%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,905	2,606,686
4.80%, 04/01/26 (Call 01/01/26)	2,739	2,708,597
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,238	1,076,911
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	3,824	3,622,284

		10,014,478

Computers — 5.1%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	7,058	6,444,166
2.05%, 09/11/26 (Call 07/11/26)	5,719	5,363,736

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.45%, 08/04/26 (Call 05/04/26)(a)	$6,487	$6,187,301
3.25%, 02/23/26 (Call 11/23/25)	9,344	9,151,700
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)	1,930	1,742,539
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	5,303	5,313,977
6.02%, 06/15/26 (Call 03/15/26)(a)	13,784	14,184,425
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	2,110	1,856,441
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	2,070	1,879,084
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	795	732,481
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	3,269	3,020,262
6.10%, 04/01/26 (Call 04/01/24)	10	10,072
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)(a)	3,160	2,856,735
International Business Machines Corp.
3.30%, 05/15/26(a)	9,470	9,182,207
3.45%, 02/19/26(a)	4,740	4,615,575
4.50%, 02/06/26	500	500,660
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	2,035	1,781,907
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	6,990	6,646,511

		81,469,779

Cosmetics & Personal Care — 0.7%
Bestfoods, Series E, 7.25%, 12/15/26	999	1,090,369
Colgate-Palmolive Co., 4.80%, 03/02/26(a)	375	383,468
Kenvue Inc., 5.35%, 03/22/26 (Call 02/22/26)(c)	100	102,677
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	3,369	3,096,313
2.45%, 11/03/26(a)	2,941	2,795,744
2.70%, 02/02/26	1,665	1,612,552
4.10%, 01/26/26(a)	795	797,552
Unilever Capital Corp., 2.00%, 07/28/26(a)	2,086	1,959,025

		11,837,700

Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,923	2,622,633
2.45%, 10/29/26 (Call 09/29/26)	11,865	10,641,837
4.45%, 04/03/26 (Call 02/03/26)	1,793	1,733,903
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	4,125	3,673,189
2.88%, 01/15/26 (Call 12/15/25)	4,326	4,040,397
3.75%, 06/01/26 (Call 04/01/26)(a)	2,630	2,505,101
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	2,096	1,991,368
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	4,570	4,143,253
3.13%, 05/20/26 (Call 04/20/26)(a)	3,712	3,568,865
4.90%, 02/13/26 (Call 01/13/26)	725	730,075
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	2,220	2,109,932
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	1,423	1,381,918
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)(a)	4,592	4,304,587
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	4,059	3,595,706
1.15%, 05/13/26 (Call 04/13/26)(a)	2,978	2,635,292
3.45%, 02/13/26 (Call 11/13/25)	1,355	1,291,830
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)(a)	2,071	2,004,562
Invesco Finance PLC, 3.75%, 01/15/26	2,020	1,960,450
Legg Mason Inc., 4.75%, 03/15/26	1,418	1,405,848
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)(a)	2,804	2,695,401

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	$1,382	$1,355,687
Nomura Holdings Inc.
1.65%, 07/14/26	3,780	3,345,376
5.71%, 01/09/26	1,720	1,727,929
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)(a)	1,536	1,370,957
Voya Financial Inc., 3.65%, 06/15/26	1,625	1,560,715
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	1,870	1,680,550

		70,077,361

Electric — 5.0%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	1,350	1,290,033
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	2,715	2,455,202
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,301	1,257,937
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	826	776,597
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	1,075	1,042,126
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	1,146	1,072,920
CenterPoint Energy Inc., 1.45%, 06/01/26 (Call 05/01/26)	1,850	1,681,372
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	1,802	1,726,514
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)(a)	781	744,848
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	1,545	1,464,660
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,290	2,085,411
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,468	1,382,269
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	1,871	1,758,534
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	2,209	2,101,908
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)(a)	5,104	4,798,628
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,976	1,887,930
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,475	1,439,733
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	1,553	1,524,798
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	2,823	2,665,674
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	1,385	1,292,856
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	399	376,780
Eversource Energy, Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,255	1,129,814
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	3,312	3,199,226
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,994	2,824,210
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	947	910,010
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	1,370	1,309,939
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,288	2,058,285
4.45%, 03/13/26 (Call 02/13/26)	570	572,462
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)(a)	1,981	1,844,628
3.15%, 01/01/26	6,196	5,841,651
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	2,143	2,050,637
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	1,721	1,569,018
2.25%, 09/15/26 (Call 06/15/26)	1,573	1,463,739
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)(a)	1,895	1,799,056
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,786	1,692,217
Southern California Edison Co., Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,081	981,970
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	5,802	5,563,306
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)(a)	1,103	1,001,502

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	$1,292	$1,208,433
Series N, 1.65%, 03/15/26 (Call 02/15/26)	1,775	1,627,852
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,815	1,765,160
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,570	1,483,901
WEC Energy Group Inc., 4.75%, 01/09/26 (Call 12/09/25)	960	963,178
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	1,535	1,474,843

		79,161,767

Electrical Components & Equipment — 0.2%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)(a)	3,358	3,004,436

Electronics — 1.3%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	1,207	1,143,246
Arrow Electronics Inc., 6.13%, 03/01/26 (Call 03/01/24)	150	150,074
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	2,138	2,105,716
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	2,020	1,934,554
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	3,577	3,420,864
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	4,783	4,553,464
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,333	1,287,491
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	1,860	1,687,857
TD SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)	2,335	2,045,180
Tyco Electronics Group SA
3.70%, 02/15/26 (Call 11/15/25)(a)	1,075	1,054,865
4.50%, 02/13/26(a)	320	320,848
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	1,713	1,531,268

		21,235,427

Entertainment — 0.0%
Warnermedia Holdings Inc., 6.41%, 03/15/26 (Call 03/15/24)	175	176,024

Environmental Control — 0.1%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)(a)	1,724	1,645,937

Food — 1.5%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	1,050	1,006,992
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)(a)	1,486	1,413,721
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	893	850,172
Kellogg Co., 3.25%, 04/01/26	2,612	2,519,953
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	6,000	5,746,020
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	2,485	2,352,997
3.50%, 02/01/26 (Call 11/01/25)	2,561	2,498,435
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)(a)	1,918	1,731,129
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)(a)	2,836	2,738,526
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	3,148	3,088,566

		23,946,511

Gas — 0.3%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)(a)	1,647	1,651,068
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	1,455	1,382,876
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	910	878,204

		3,912,148

Hand & Machine Tools — 0.3%
Regal Rexnord Corp., 6.05%, 02/15/26(a)(c)	3,180	3,225,029
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)(a)	1,843	1,778,476

		5,003,505

Security	Par (000)	Value

Health Care - Products — 0.8%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	$5,308	$5,289,899
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	2,130	1,990,911
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	3,485	3,397,666
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	2,196	2,104,471

		12,782,947

Health Care - Services — 1.9%
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	2,848	2,620,730
4.90%, 02/08/26 (Call 02/08/24)(a)	115	114,771
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	4,897	4,910,663
5.38%, 09/01/26 (Call 03/01/26)(a)	3,520	3,546,365
5.88%, 02/15/26 (Call 08/15/25)(a)	4,695	4,768,054
Humana Inc., 5.70%, 03/13/26 (Call 03/13/24)(a)	250	251,982
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)(a)	1,805	1,630,944
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	765	714,212
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	2,028	1,962,455
Stanley Black & Decker Inc., 6.27%, 03/06/26 (Call 03/06/24)	20	20,217
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	3,022	2,770,630
1.25%, 01/15/26(a)	1,717	1,586,663
3.10%, 03/15/26	3,570	3,465,827
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	2,120	1,874,122
UPMC, Series 2021, 1.80%, 04/15/26 (Call 01/15/26)(a)	100	92,648

		30,330,283

Holding Companies - Diversified — 2.0%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,707	2,355,415
3.88%, 01/15/26 (Call 12/15/25)	3,798	3,539,774
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	945	809,449
2.95%, 03/10/26 (Call 02/10/26)(a)	1,102	980,527
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)(a)	1,015	903,573
Blackstone Private Credit Fund, 2.63%, 12/15/26 (Call 11/15/26)	3,827	3,254,213
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/16/26)	2,065	1,807,226
3.63%, 01/15/26 (Call 12/15/25)	2,580	2,372,233
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	3,181	2,899,386
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	1,746	1,597,101
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	1,773	1,533,556
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	1,733	1,522,926
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	3,148	2,816,641
4.25%, 01/15/26 (Call 12/15/25)(a)	1,510	1,407,395
Owl Rock Core Income Corp., 3.13%, 09/23/26 (Call 08/23/26)	1,080	931,878
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	995	841,253
3.71%, 01/22/26 (Call 12/22/25)	1,355	1,204,934
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)(a)	886	783,233

		31,560,713

Home Builders — 0.3%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)	1,947	1,743,402
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	1,451	1,459,677

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	$1,768	$1,785,380

		4,988,459

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,370	1,322,708

Insurance — 2.5%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	1,340	1,227,025
2.88%, 10/15/26 (Call 07/15/26)	1,092	1,032,562
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	1,618	1,544,818
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	2,765	2,702,539
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,665	1,625,839
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	8,031	7,834,481
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	4,830	4,727,507
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	2,050	2,031,366
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,269	1,259,952
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)(a)	1,215	1,108,712
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	1,721	1,693,550
Manulife Financial Corp., 4.15%, 03/04/26	3,878	3,816,223
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	2,028	1,988,515
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	90	97,798
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	1,727	1,659,837
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)(a)	1,183	1,127,600
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	2,105	1,939,126
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	1,125	1,087,470
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,639	1,608,662

		40,113,582

Internet — 1.8%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	7,142	6,741,548
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	9,040	8,252,435
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)(a)	1,315	1,195,072
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)(a)	3,851	3,764,083
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)	3,303	3,011,742
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)(a)	2,575	2,577,936
JD.com Inc., 3.88%, 04/29/26	691	670,719
Netflix Inc., 4.38%, 11/15/26(a)	2,715	2,698,058

		28,911,593

Iron & Steel — 0.3%
ArcelorMittal SA, 4.55%, 03/11/26	1,580	1,555,194
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/23)(a)	1,563	1,559,265
Vale Overseas Ltd., 6.25%, 08/10/26(a)	1,739	1,800,682

		4,915,141

Lodging — 0.2%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	1,222	1,220,167
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,751	2,618,044

		3,838,211

Machinery — 1.4%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	2,208	2,014,358
1.15%, 09/14/26(a)	1,327	1,200,165
2.40%, 08/09/26	1,905	1,798,415
4.80%, 01/06/26(a)	540	548,500

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	$2,120	$1,903,866
1.88%, 01/15/26 (Call 12/15/25)	1,643	1,522,864
John Deere Capital Corp.
0.70%, 01/15/26	2,778	2,530,452
1.05%, 06/17/26(a)	1,802	1,643,118
1.30%, 10/13/26	1,490	1,351,177
2.25%, 09/14/26	1,796	1,692,515
2.65%, 06/10/26	1,272	1,212,979
4.80%, 01/09/26	775	786,912
5.05%, 03/03/26	165	168,585
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	2,814	2,679,829
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	1,385	1,327,716

		22,381,451

Manufacturing — 0.5%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	2,181	2,038,493
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)(a)	3,569	3,412,357
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	1,753	1,604,679
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	1,110	1,093,072

		8,148,601

Media — 1.7%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)(a)	7,731	7,512,213
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	2,047	2,045,546
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	665	656,508
Paramount Global, 4.00%, 01/15/26 (Call 10/15/25)	2,601	2,519,484
TCI Communications Inc., 7.88%, 02/15/26	1,754	1,902,476
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	1,649	1,594,072
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	2,756	2,566,966
3.00%, 02/13/26(a)	2,366	2,290,927
Walt Disney Co. (The)
1.75%, 01/13/26	4,642	4,361,345
3.38%, 11/15/26 (Call 08/15/26)	2,074	2,017,069

		27,466,606

Mining — 0.1%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	485	490,485
6.42%, 03/01/26	960	1,004,986

		1,495,471

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	3,005	2,733,198

Oil & Gas — 3.3%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	3,395	3,299,872
3.41%, 02/11/26 (Call 12/11/25)	3,741	3,666,143
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)(a)	8,023	7,785,920
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	2,542	2,439,379
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)(a)	2,836	2,816,063
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	3,890	3,686,981
3.04%, 03/01/26 (Call 12/01/25)	7,435	7,235,445
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)	2,628	2,663,846
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	2,260	2,289,674
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	2,065	2,072,331

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	$1,691	$1,545,405
3.55%, 10/01/26 (Call 07/01/26)(a)(c)	1,333	1,276,774
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	304	277,348
5.10%, 03/29/26	2,175	2,197,924
Shell International Finance BV
2.50%, 09/12/26	3,608	3,428,971
2.88%, 05/10/26	6,054	5,845,803
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	670	645,324

		53,173,203

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	1,508	1,383,967

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,780	1,715,261
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)	5,154	4,687,048
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	3,141	3,102,554

		9,504,863

Pharmaceuticals — 5.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	12,549	11,916,154
3.20%, 05/14/26 (Call 02/14/26)	6,243	6,018,127
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	4,375	4,005,225
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	4,202	3,814,660
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	6,253	6,093,486
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	2,740	2,500,606
4.50%, 02/25/26 (Call 11/27/25)	4,074	4,063,204
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)(a)	5,898	5,627,164
3.00%, 08/15/26 (Call 06/15/26)	2,851	2,718,628
5.00%, 02/20/26 (Call 01/20/26)(a)	903	913,348
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	6,558	6,301,648
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)(a)	1,870	1,678,755
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	4,501	4,119,180
Pfizer Inc.
2.75%, 06/03/26	4,361	4,208,932
3.00%, 12/15/26	5,404	5,235,665
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	9,587	9,140,342
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	6,982	6,680,448

		85,035,572

Pipelines — 2.6%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	1,050	1,071,945
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	1,695	1,534,941
4.25%, 12/01/26 (Call 09/01/26)	2,580	2,540,603
5.97%, 03/08/26 (Call 03/08/24)	50	50,204
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	2,333	2,245,816
4.75%, 01/15/26 (Call 10/15/25)	2,883	2,859,532
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	2,985	2,932,255
5.05%, 01/10/26	315	320,412
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	1,148	1,037,448
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	2,239	2,261,703
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	4,921	4,527,271

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)	$2,076	$2,118,641
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)(a)	2,511	2,465,802
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	5,212	5,324,527
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	2,098	2,006,968
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	3,116	3,121,920
6.20%, 03/09/26 (Call 03/09/24)	150	151,002
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	4,232	4,533,657
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	480	467,318
Williams Companies Inc. (The), 5.40%, 03/02/26(a)	110	112,309

		41,684,274

Real Estate — 0.2%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	2,619	2,620,650

Real Estate Investment Trusts — 5.4%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	1,150	1,110,129
4.30%, 01/15/26 (Call 10/15/25)	1,125	1,101,004
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	2,060	1,840,816
1.60%, 04/15/26 (Call 03/15/26)	2,310	2,101,084
3.38%, 10/15/26 (Call 07/15/26)(a)	3,292	3,136,749
4.40%, 02/15/26 (Call 11/15/25)	1,527	1,506,370
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	941	887,325
2.95%, 05/11/26 (Call 02/11/26)(a)	1,790	1,696,813
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	2,914	2,595,529
3.65%, 02/01/26 (Call 11/03/25)	3,248	3,026,876
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	1,930	1,832,786
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	1,287	1,150,140
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	3,173	2,818,957
3.70%, 06/15/26 (Call 03/15/26)	2,837	2,743,237
4.45%, 02/15/26 (Call 11/15/25)	3,063	3,033,381
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	979	918,919
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	795	722,949
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	2,324	2,099,757
2.90%, 11/18/26 (Call 09/18/26)	2,212	2,065,256
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	1,373	1,282,396
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)(a)	1,867	1,788,381
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	1,581	1,425,730
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	3,040	3,011,941
Healthcare Realty Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	2,177	2,029,160
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	2,357	2,232,810
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	1,000	976,740
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	1,525	1,409,603
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	1,115	1,035,445
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,837	1,754,408

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	$1,055	$935,068
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	1,000	951,060
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	1,796	1,763,726
Prologis LP
3.25%, 06/30/26 (Call 03/30/26)	1,158	1,115,698
3.25%, 10/01/26 (Call 07/01/26)(a)	970	940,076
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,653	2,390,645
1.50%, 11/09/26 (Call 10/09/26)	1,475	1,326,379
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	1,025	913,162
4.13%, 10/15/26 (Call 07/15/26)(a)	2,213	2,165,531
4.88%, 06/01/26 (Call 03/01/26)(a)	2,179	2,180,024
5.05%, 01/13/26 (Call 01/13/24)	100	100,038
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,535	1,457,053
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	2,345	2,231,572
3.30%, 01/15/26 (Call 10/15/25)	3,282	3,155,840
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)(a)	991	934,206
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(a)	1,100	1,065,757
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	1,214	1,095,938
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	795	741,624
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	1,396	1,306,949
4.13%, 01/15/26 (Call 10/15/25)	1,713	1,664,145
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)(a)	1,245	1,047,755
Welltower OP LLC, 4.25%, 04/01/26 (Call 01/01/26)	2,308	2,269,064
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	1,083	1,056,466

		86,142,467

Retail — 2.4%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)	1,645	1,577,259
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	3,373	3,170,350
3.00%, 04/01/26 (Call 01/01/26)(a)	4,499	4,379,822
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5,101	4,847,072
4.80%, 04/01/26 (Call 03/01/26)	210	211,579
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	5,656	5,582,811
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)(a)	1,637	1,598,367
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	1,747	1,566,255
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	1,794	1,692,818
4.75%, 02/15/26 (Call 01/15/26)	1,525	1,538,710
Target Corp., 2.50%, 04/15/26	3,609	3,477,272
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	3,674	3,462,635
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	2,761	2,651,112
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)	2,265	2,204,094
4.00%, 04/15/26 (Call 03/15/26)	85	85,097

		38,045,253

Semiconductors — 2.0%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	2,743	2,673,328
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)(a)	2,906	2,785,692
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	4,056	3,866,787

Security	Par (000)	Value

Semiconductors (continued)
4.88%, 02/10/26	$2,485	$2,518,597
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	2,616	2,582,908
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,820	1,660,077
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,970	1,961,746
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	3,465	3,376,850
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	1,225	1,234,481
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)	2,614	2,529,698
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	1,888	1,702,391
Texas Instruments Inc., 1.13%, 09/15/26 (Call 08/15/26)	1,800	1,634,382
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)	4,050	3,687,363

		32,214,300

Software — 3.1%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)(a)	3,502	3,394,909
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	2,037	1,965,868
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,290	1,299,340
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	3,866	3,481,256
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	6,705	6,390,804
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	11,147	10,630,002
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	8,463	7,773,858
2.65%, 07/15/26 (Call 04/15/26)	9,191	8,629,889
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	2,121	2,063,924
Take-Two Interactive Software Inc., 5.00%, 03/28/26	85	85,646
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	4,955	4,422,337

		50,137,833

Telecommunications — 3.0%
AT&T Inc.
1.70%, 03/25/26 (Call 05/09/23)	8,815	8,138,449
2.95%, 07/15/26 (Call 04/15/26)(a)	1,711	1,624,594
3.88%, 01/15/26 (Call 10/15/25)	1,536	1,510,257
5.54%, 02/20/26 (Call 02/20/24)	320	320,282
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	4,480	4,265,050
2.95%, 02/28/26(a)	3,091	3,002,875
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	1,581	1,476,907
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)(a)	4,325	4,580,607
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	3,095	2,834,401
2.25%, 02/15/26 (Call 02/15/24)(a)	5,730	5,339,157
2.63%, 04/15/26 (Call 04/15/24)	3,870	3,633,388
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	6,595	6,075,248
2.63%, 08/15/26	6,120	5,792,458

		48,593,673

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	1,784	1,688,039

Transportation — 1.6%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)(a)	2,159	2,072,748
Canadian Pacific Railway Co., 1.75%, 12/02/26 (Call 11/02/26)(a)	3,240	2,958,671
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(a)	2,171	2,052,246
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	3,277	3,194,190
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	2,881	2,820,298

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)(a)	$1,790	$1,707,642
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	1,395	1,256,044
2.90%, 12/01/26 (Call 10/01/26)(a)	1,388	1,294,657
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)(a)	1,840	1,765,719
4.75%, 02/21/26 (Call 01/21/26)	455	460,042
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)(a)	1,582	1,500,416
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	4,340	3,933,342

		25,016,015

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	1,540	1,452,867

Venture Capital — 0.1%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)(a)	990	840,282

Total Long-Term Investments — 97.1% (Cost: $1,620,972,207)		1,552,338,686

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	67,606	67,626,066

Security	Shares (000)	Value

Money Market Funds (continued)

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	34,907	$34,907,000

Total Short-Term Securities — 6.4% (Cost: $102,506,000)		102,533,066

Total Investments — 103.5% (Cost: $1,723,478,207)		1,654,871,752

Liabilities in Excess of Other Assets — (3.5)%		(56,134,167)

Net Assets — 100.0%		$1,598,737,585

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$52,922,169	$14,676,259	(a)	$—	$3,169	$24,469	$67,626,066	67,606	$89,617	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,767,000	28,140,000	(a)	—	—	—	34,907,000	34,907	272,425		1

					$3,169	$24,469	$102,533,066		$362,042		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,552,338,686	$—	$1,552,338,686
Short-Term Securities
Money Market Funds	102,533,066	—	—	102,533,066

	$102,533,066	$1,552,338,686	$—	$1,654,871,752

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.0%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$2,976	$2,760,805
2.80%, 03/01/27 (Call 12/01/26)	1,396	1,288,745
5.04%, 05/01/27 (Call 03/01/27)	5,960	5,985,211
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	906	844,582
3.50%, 04/01/27 (Call 02/01/27)(a)	3,467	3,368,919
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	715	685,563
Lockheed Martin Corp., 5.10%, 11/15/27 (Call 10/15/27)	1,405	1,461,790
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)(a)	2,709	2,602,970
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)(a)	4,581	4,374,855
3.50%, 03/15/27 (Call 12/15/26)	3,850	3,730,073
7.20%, 08/15/27	408	454,341

		27,557,854

Agriculture — 1.6%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	10,249	9,594,499
4.70%, 04/02/27 (Call 02/02/27)	3,289	3,244,533
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	2,239	2,159,112
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)(a)	1,798	1,705,619
5.13%, 11/17/27 (Call 10/17/27)	5,020	5,136,363

		21,840,126

Airlines — 0.9%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	220	202,828
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	755	707,231
5.13%, 06/15/27 (Call 04/15/27)(a)	5,980	6,026,943
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(a)	5,959	5,941,264

		12,878,266

Apparel — 0.5%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	4,068	3,885,103
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	1,409	1,359,220
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	1,788	1,652,809

		6,897,132

Auto Manufacturers — 2.6%
American Honda Finance Corp., 2.35%, 01/08/27	2,327	2,170,765
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	2,240	2,149,235
6.80%, 10/01/27 (Call 08/01/27)	3,004	3,173,185
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)(a)	2,820	2,536,872
2.70%, 08/20/27 (Call 06/20/27)	2,911	2,610,381
4.35%, 01/17/27 (Call 10/17/26)(a)	3,332	3,227,708
5.00%, 04/09/27 (Call 03/09/27)	3,745	3,703,842
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)	2,015	1,893,234
PACCAR Financial Corp., 2.00%, 02/04/27	1,080	994,151
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,117	1,867,999
1.90%, 01/13/27(a)	1,910	1,755,443
3.05%, 03/22/27	3,425	3,271,355
3.20%, 01/11/27	1,908	1,837,747
4.55%, 09/20/27	2,960	2,990,991

Security	Par (000)	Value

Auto Manufacturers (continued)
5.45%, 11/10/27	$1,600	$1,674,064

		35,856,972

Auto Parts & Equipment — 0.4%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	3,812	3,536,125
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	1,698	1,627,652

		5,163,777

Banks — 14.8%
Banco Santander SA
4.25%, 04/11/27	3,255	3,121,220
5.29%, 08/18/27	5,797	5,771,087
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)(a)	7,835	7,383,312
Series L, 4.18%, 11/25/27 (Call 11/25/26)	6,169	5,958,144
Bank of Montreal
2.65%, 03/08/27(a)	4,400	4,091,428
Series H, 4.70%, 09/14/27 (Call 08/14/27)	3,575	3,567,600
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	2,830	2,578,328
3.25%, 05/16/27 (Call 02/16/27)(a)	3,306	3,155,147
Bank of Nova Scotia (The)
1.95%, 02/02/27	3,270	2,979,035
2.95%, 03/11/27	2,330	2,188,150
Canadian Imperial Bank of Commerce, 3.45%, 04/07/27	3,250	3,103,555
Citigroup Inc., 4.45%, 09/29/27	11,984	11,715,319
Credit Suisse AG/New York NY, 5.00%, 07/09/27	3,445	3,320,739
Deutsche Bank AG/New York NY, 5.37%, 09/09/27	1,150	1,141,157
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	1,964	1,747,567
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)(a)	2,214	1,982,770
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	9,474	9,173,011
5.95%, 01/15/27	2,611	2,693,220
ING Groep NV, 3.95%, 03/29/27	4,663	4,478,765
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	3,446	3,286,588
4.25%, 10/01/27	5,058	4,982,636
8.00%, 04/29/27(a)	2,520	2,842,535
KeyBank NA/Cleveland OH
4.39%, 12/14/27(a)	495	461,840
5.85%, 11/15/27 (Call 10/16/27)(a)	2,565	2,558,998
KeyCorp, 2.25%, 04/06/27(a)	3,367	2,934,071
Lloyds Banking Group PLC, 3.75%, 01/11/27	4,033	3,839,618
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	1,565	1,395,276
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	2,910	2,736,360
3.68%, 02/22/27(a)	2,771	2,727,412
Mizuho Financial Group Inc.
3.17%, 09/11/27(a)	2,656	2,481,049
3.66%, 02/28/27	1,860	1,777,769
Morgan Stanley
3.63%, 01/20/27	8,893	8,568,228
3.95%, 04/23/27	6,395	6,149,048
National Australia Bank Ltd., 3.91%, 06/09/27(a)	1,960	1,915,567
Northern Trust Corp., 4.00%, 05/10/27 (Call 04/10/27)(a)	4,227	4,150,576
PNC Bank NA, 3.10%, 10/25/27 (Call 09/25/27)	3,535	3,315,229
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)(a)	2,799	2,629,437
Royal Bank of Canada
2.05%, 01/21/27(a)	577	525,093
3.63%, 05/04/27	3,716	3,579,586
4.24%, 08/03/27	4,010	3,926,031

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.00%, 11/01/27	$4,215	$4,430,682
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	3,757	3,578,204
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	2,245	2,031,882
3.35%, 10/18/27	2,774	2,594,994
3.36%, 07/12/27(a)	4,636	4,392,935
3.45%, 01/11/27	3,372	3,200,331
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	1,830	1,740,367
Toronto-Dominion Bank (The)
1.95%, 01/12/27	2,780	2,513,342
2.80%, 03/10/27	4,115	3,824,481
4.11%, 06/08/27	4,480	4,356,083
4.69%, 09/15/27	3,320	3,298,486
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)(a)	2,510	2,138,369
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	4,018	3,781,902
Wells Fargo & Co., 4.30%, 07/22/27	8,500	8,308,835
Westpac Banking Corp.
3.35%, 03/08/27	4,397	4,221,955
4.04%, 08/26/27	1,890	1,867,452
5.46%, 11/18/27	2,830	2,940,002

		206,152,803

Beverages — 1.5%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	4,423	4,022,895
2.90%, 05/25/27	1,456	1,395,372
3.38%, 03/25/27	2,949	2,900,725
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	1,720	1,663,980
4.35%, 05/09/27 (Call 04/09/27)(a)	1,320	1,309,955
Diageo Capital PLC, 5.30%, 10/24/27 (Call 09/24/27)(a)	970	1,011,438
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	1,470	1,413,684
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	2,117	2,003,868
3.00%, 10/15/27 (Call 07/15/27)(a)	4,855	4,669,054

		20,390,971

Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	5,956	5,510,253
3.20%, 11/02/27 (Call 08/02/27)(a)	3,926	3,740,771
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)(a)	1,599	1,516,955
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	3,112	2,728,539
2.95%, 03/01/27 (Call 12/01/26)	4,543	4,348,015
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	625	642,319
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)	3,423	2,997,419

		21,484,271

Building Materials — 0.5%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	1,239	1,145,468
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)(a)	1,060	936,945
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	760	730,527
3.50%, 12/15/27 (Call 09/15/27)(a)	1,495	1,445,231
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)(a)	896	857,651
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	1,756	1,719,528

		6,835,350

Security	Par (000)	Value

Chemicals — 1.7%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)	$2,286	$2,099,942
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)(a)	2,090	2,063,415
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	6,650	6,725,477
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	1,821	1,661,499
3.25%, 12/01/27 (Call 09/01/27)(a)	1,914	1,852,867
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	1,040	998,556
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	686	665,098
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	1,641	1,568,976
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	5,801	5,566,350

		23,202,180

Commercial Services — 1.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	2,178	2,134,571
Equifax Inc., 5.10%, 12/15/27 (Call 11/15/27)	1,070	1,083,953
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	3,791	3,401,626
4.95%, 08/15/27 (Call 07/15/27)	885	879,787
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	530	475,283
PayPal Holdings Inc., 3.90%, 06/01/27 (Call 05/01/27)(a)	1,700	1,679,022
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	2,885	2,710,400
2.95%, 01/22/27 (Call 10/22/26)	2,038	1,955,848

		14,320,490

Computers — 2.5%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	4,529	4,350,104
3.00%, 06/20/27 (Call 03/20/27)	1,774	1,714,890
3.00%, 11/13/27 (Call 08/13/27)	3,209	3,092,064
3.20%, 05/11/27 (Call 02/11/27)	4,414	4,303,827
3.35%, 02/09/27 (Call 11/09/26)	5,848	5,720,455
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)(a)	1,410	1,480,148
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)(a)	3,043	2,836,076
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	3,579	3,236,275
2.20%, 02/09/27 (Call 01/09/27)	2,610	2,415,111
3.30%, 01/27/27	1,768	1,706,173
4.15%, 07/27/27 (Call 06/27/27)	1,955	1,939,184
6.22%, 08/01/27(a)	920	981,576
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)(a)	1,788	1,651,880

		35,427,763

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co., 3.10%, 08/15/27 (Call 07/15/27)	700	681,142
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	1,361	1,323,504
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27 (Call 02/24/27)	4,685	4,468,694
Procter & Gamble Co. (The)
1.90%, 02/01/27(a)	2,276	2,122,916
2.80%, 03/25/27	2,090	2,006,923
2.85%, 08/11/27(a)	2,414	2,315,654
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)(a)	3,145	3,009,922

		15,928,755

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	$3,292	$3,051,816
4.63%, 10/15/27 (Call 08/15/27)	2,035	1,959,807
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	2,895	2,593,312
3.63%, 04/01/27 (Call 01/01/27)	1,898	1,782,678
3.63%, 12/01/27 (Call 09/01/27)	2,120	1,954,704
5.85%, 12/15/27 (Call 11/15/27)(a)	1,170	1,183,736
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)(a)	2,720	2,576,629
7.10%, 11/15/27 (Call 10/15/27)(a)	2,000	2,062,240
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)	5,190	4,808,224
3.30%, 05/03/27 (Call 04/02/27)	4,728	4,503,278
5.85%, 11/05/27 (Call 10/05/27)	4,255	4,455,793
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	555	530,419
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	281	247,274
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	3,082	2,874,735
3.75%, 03/09/27 (Call 02/09/27)(a)	4,759	4,456,280
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	2,713	2,648,431
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)(a)	4,615	4,184,513
3.20%, 03/02/27 (Call 12/02/26)(a)	2,008	1,868,424
3.30%, 04/01/27 (Call 01/01/27)(a)	1,881	1,755,631
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	3,729	3,540,760
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,404	1,336,313
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(a)	1,816	1,719,661
4.00%, 09/15/27 (Call 08/15/27)(a)	4,730	4,684,876
Jefferies Financial Group Inc.
4.85%, 01/15/27(a)	2,327	2,294,492
6.45%, 06/08/27(a)	1,001	1,043,492
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	1,030	970,744
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	4,614	4,476,687
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	1,178	1,134,638
Nomura Holdings Inc.
2.33%, 01/22/27	4,026	3,579,597
5.39%, 07/06/27	1,505	1,490,070
ORIX Corp.
3.70%, 07/18/27	832	797,730
5.00%, 09/13/27	1,115	1,124,935
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	1,510	1,436,614
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	3,351	2,957,559
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	1,642	1,446,980
1.90%, 04/15/27 (Call 02/15/27)(a)	4,824	4,469,050
2.75%, 09/15/27 (Call 06/15/27)	2,534	2,418,956

		90,421,078

Electric — 6.0%
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	1,420	1,393,176
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)(a)	2,160	1,953,072
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	1,686	1,593,928
5.75%, 11/01/27 (Call 10/01/27)	1,048	1,091,702

Security	Par (000)	Value

Electric (continued)
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	$1,062	$1,011,821
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	479	446,016
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	1,777	1,674,112
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,164	1,107,488
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	1,427	1,368,293
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	921	869,194
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	1,071	1,027,849
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	1,257	1,187,149
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,248	1,198,791
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)	2,544	2,407,540
5.00%, 12/08/27 (Call 11/08/27)	1,150	1,172,816
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	2,180	2,092,626
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	2,668	2,737,475
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	1,477	1,396,444
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	795	759,726
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	2,370	2,235,005
4.60%, 07/01/27 (Call 06/01/27)	1,880	1,880,432
Exelon Corp., 2.75%, 03/15/27 (Call 02/15/27)	1,335	1,252,217
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	1,641	1,562,708
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27).	817	786,894
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	2,055	1,949,928
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	1,514	1,448,504
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	1,200	1,140,384
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,755	2,505,728
3.55%, 05/01/27 (Call 02/01/27)	4,298	4,148,644
4.63%, 07/15/27 (Call 06/15/27)	3,745	3,748,296
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	1,300	1,242,527
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	2,823	2,473,851
3.30%, 03/15/27 (Call 12/15/26)	1,225	1,132,255
3.30%, 12/01/27 (Call 09/01/27)	3,587	3,254,198
5.45%, 06/15/27 (Call 05/15/27)	1,690	1,677,173
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	1,088	1,036,842
Public Service Enterprise Group Inc., 5.85%, 11/15/27 (Call 10/15/27)(a)	1,960	2,055,824
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	2,828	2,663,269
Southern California Edison Co.
5.85%, 11/01/27 (Call 10/01/27)	1,265	1,330,742
Series D, 4.70%, 06/01/27 (Call 05/01/27)	2,385	2,397,998
Southern Co. (The), 5.11%, 08/01/27	2,755	2,777,205
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	1,339	1,272,050
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,744	2,655,369
Series B, 3.75%, 05/15/27 (Call 04/15/27)	2,630	2,576,216
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	1,841	1,606,585
5.15%, 10/01/27 (Call 09/01/27)	1,160	1,185,311

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)	$927	$876,729
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	1,801	1,625,691

		82,987,793

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)(a)	2,073	1,869,742

Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	1,499	1,430,975
Honeywell International Inc., 1.10%, 03/01/27 (Call 02/01/27)(a)	3,779	3,405,862
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)(a)	1,370	1,296,472
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	2,085	2,030,832
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	2,643	2,640,938
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	1,432	1,354,042

		12,159,121

Entertainment — 0.8%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(a)(b)	11,310	10,664,991

Environmental Control — 0.3%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)(a)	1,820	1,751,786
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	2,721	2,603,453

		4,355,239

Food — 2.2%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	3,919	3,379,275
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	2,838	2,738,188
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(b)	1,725	1,535,008
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	1,855	1,770,690
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	1,819	1,738,273
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)(a)	5,020	4,906,046
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	2,597	2,522,959
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	2,930	2,793,198
Mondelez International Inc., 2.63%, 03/17/27 (Call 01/17/27)	3,209	3,006,031
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	2,834	2,700,604
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	3,895	3,736,396

		30,826,668

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	951	889,309
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	1,388	1,395,245

		2,284,554

Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	904	857,842
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)(a)	460	434,245
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	3,028	2,904,791
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	2,415	2,287,077
Southwest Gas Corp., 5.80%, 12/01/27 (Call 11/01/27)	635	655,910

		7,139,865

Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	276	265,749

Health Care - Products — 0.7%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	5,361	4,818,842

Security	Par (000)	Value

Health Care - Products (continued)
GE Healthcare Holding LLC, 5.65%, 11/15/27 (Call 10/15/27)(b)	$4,025	$4,156,054
Thermo Fisher Scientific Inc., 4.80%, 11/21/27 (Call 10/21/27)	1,070	1,099,532

		10,074,428

Health Care - Services — 2.8%
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)	6,455	6,169,108
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)(a)	5,459	5,295,940
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	3,395	3,187,599
4.50%, 02/15/27 (Call 08/15/26)	3,893	3,825,340
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	3,024	2,681,562
3.95%, 03/15/27 (Call 12/15/26)(a)	2,104	2,045,698
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	2,516	2,394,704
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(a)	1,896	1,825,753
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	1,257	1,211,937
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	1,895	1,858,445
2.95%, 10/15/27(a)	3,415	3,248,143
3.38%, 04/15/27	1,791	1,738,595
3.45%, 01/15/27(a)	3,212	3,129,741

		38,612,565

Holding Companies - Diversified — 1.2%
Ares Capital Corp., 2.88%, 06/15/27 (Call 05/15/27)(a)	1,505	1,315,355
Blackstone Private Credit Fund, 3.25%, 03/15/27 (Call 02/15/27)	3,400	2,929,814
Blackstone Secured Lending Fund, 2.13%, 02/15/27 (Call 01/15/27)	1,860	1,570,212
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	1,580	1,349,241
3.25%, 07/15/27 (Call 06/15/27)(a)	1,260	1,088,438
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	1,090	903,664
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	811	760,491
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)	1,060	916,656
Owl Rock Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	1,635	1,391,925
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	1,145	978,208
Owl Rock Core Income Corp.
4.70%, 02/08/27 (Call 01/08/27)	873	796,063
7.75%, 09/16/27 (Call 08/16/27)(b)	2,030	2,038,526
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)(a)	1,060	893,612

		16,932,205

Home Builders — 0.6%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	1,489	1,299,570
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	3,221	3,190,240
5.00%, 06/15/27 (Call 12/15/26)	1,431	1,430,141
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	1,616	1,616,824
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	1,376	1,347,489

		8,884,264

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	1,687	1,586,151

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	$1,980	$1,911,591
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	2,119	2,018,771
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	1,955	1,730,547

		5,660,909

Insurance — 1.9%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	1,523	1,501,891
Aon Corp., 8.21%, 01/01/27	915	932,394
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)(a)	2,495	2,323,020
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,288	1,239,855
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	895	853,445
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	1,585	1,475,683
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)(a)	2,185	2,068,386
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)(b)	3,825	3,607,472
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)(a)	990	976,576
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)(a)	2,228	2,075,226
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	1,559	1,483,139
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	1,236	1,196,497
Progressive Corp. (The)
2.45%, 01/15/27	1,431	1,334,737
2.50%, 03/15/27 (Call 02/15/27)	2,475	2,314,224
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	876	834,504
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	2,360	2,323,939

		26,540,988

Internet — 3.7%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	7,626	7,199,325
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	4,598	4,057,045
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	4,274	3,824,803
3.15%, 08/22/27 (Call 05/22/27)(a)	9,722	9,366,953
3.30%, 04/13/27 (Call 03/13/27)	4,225	4,104,334
4.55%, 12/01/27 (Call 11/01/27)	5,620	5,721,441
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	130	115,830
3.63%, 07/06/27(a)	1,255	1,200,106
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)(a)	3,149	3,037,336
5.95%, 11/22/27 (Call 10/22/27)	1,375	1,439,845
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	2,922	2,869,901
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)(a)	6,870	6,670,564
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/23)	2,491	2,446,860

		52,054,343

Iron & Steel — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	4,005	4,180,700
Nucor Corp., 4.30%, 05/23/27 (Call 04/23/27)	1,855	1,845,113
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)	1,191	1,038,254

		7,064,067

Lodging — 0.2%
Marriott International Inc./MD, 5.00%, 10/15/27 (Call 09/15/27)	2,955	2,983,989

Security	Par (000)	Value

Machinery — 1.0%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	$2,287	$2,017,683
1.70%, 01/08/27(a)	240	220,704
3.60%, 08/12/27(a)	1,725	1,689,965
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	1,964	1,886,461
John Deere Capital Corp.
1.70%, 01/11/27	1,416	1,296,150
1.75%, 03/09/27(a)	1,872	1,711,420
2.35%, 03/08/27	1,895	1,769,551
2.80%, 09/08/27(a)	1,294	1,223,710
4.15%, 09/15/27	1,080	1,079,805
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(a)	1,461	1,341,651

		14,237,100

Manufacturing — 0.9%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	2,924	2,747,887
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)(a)	1,615	1,546,540
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	2,291	2,185,958
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	2,071	1,978,696
4.25%, 09/15/27 (Call 08/15/27)(a)	2,500	2,471,800
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	1,771	1,695,679

		12,626,560

Media — 1.7%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	4,246	3,964,830
3.30%, 02/01/27 (Call 11/01/26)	4,688	4,526,873
3.30%, 04/01/27 (Call 02/01/27)	2,569	2,476,619
5.35%, 11/15/27 (Call 10/15/27)	1,135	1,180,627
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	2,490	2,330,366
Paramount Global, 2.90%, 01/15/27 (Call 10/15/26)	2,810	2,581,940
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	3,756	3,582,473
Walt Disney Co. (The), 3.70%, 03/23/27	2,496	2,453,843

		23,097,571

Mining — 0.4%
Freeport-McMoRan Inc., 5.00%, 09/01/27 (Call 09/01/23)(a)	2,740	2,729,698
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	2,199	2,174,217

		4,903,915

Oil & Gas — 2.9%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	3,081	2,950,242
3.54%, 04/06/27 (Call 02/06/27)(a)	1,616	1,577,911
3.59%, 04/14/27 (Call 01/14/27)	2,040	1,993,590
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)(a)	4,247	4,112,285
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)(a)	4,188	4,025,757
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	550	537,295
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	3,960	3,674,326
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)(a)	2,946	2,613,073
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	2,054	1,976,153
Devon Energy Corp., 5.25%, 10/15/27 (Call 10/15/23)	1,589	1,589,651
Eni USA Inc., 7.30%, 11/15/27(a)	1,207	1,326,867
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	2,751	2,601,731
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)	2,316	2,267,897
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(a)	3,212	3,152,289
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	3,506	3,423,784
Phillips 66, 4.95%, 12/01/27 (Call 11/01/27)	1,275	1,286,730

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	$1,845	$1,675,943

		40,785,524

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	5,086	4,832,768

Packaging & Containers — 0.4%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	1,926	1,692,010
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)(a)	1,756	1,683,161
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	1,396	1,272,691
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	1,409	1,322,854

		5,970,716

Pharmaceuticals — 4.5%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	2,624	2,514,710
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	3,184	3,060,047
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)(a)	5,534	5,362,335
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	3,484	3,072,121
3.25%, 02/27/27	430	419,491
3.45%, 11/15/27 (Call 08/15/27)(a)	2,077	2,019,737
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	4,232	4,046,935
Cigna Group (The)
3.05%, 10/15/27 (Call 07/15/27)	1,835	1,730,203
3.40%, 03/01/27 (Call 12/01/26)(a)	5,035	4,834,808
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	7,112	6,235,659
3.63%, 04/01/27 (Call 02/01/27)	2,573	2,490,124
6.25%, 06/01/27	1,211	1,281,081
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	1,558	1,501,024
5.50%, 03/15/27(a)	388	410,019
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	4,212	3,740,467
2.95%, 03/03/27 (Call 12/03/26)	3,001	2,907,789
Merck & Co. Inc., 1.70%, 06/10/27 (Call 05/10/27)	5,331	4,870,295
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	4,335	4,029,166
3.10%, 05/17/27 (Call 02/17/27)	3,544	3,426,020
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	2,871	2,530,586
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)(a)	2,726	2,589,073

		63,071,690

Pipelines — 3.4%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)(a)	1,979	1,944,684
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	4,322	4,340,109
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	1,560	1,585,771
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	2,899	2,784,229
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	2,258	2,168,109
4.20%, 04/15/27 (Call 01/15/27)	1,871	1,807,349
4.40%, 03/15/27 (Call 12/15/26)	1,885	1,835,915
5.50%, 06/01/27 (Call 03/01/27)	2,996	3,040,041
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	2,068	2,042,460
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	4,227	4,125,171

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/27 (Call 09/01/27)	$2,301	$2,249,826
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	1,425	1,383,091
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)(a)	1,868	1,799,108
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	5,390	5,392,587
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	1,705	1,708,546
6.50%, 07/15/27 (Call 07/15/23)	1,555	1,585,944
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)(a)	1,049	1,021,338
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	888	949,370
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	5,064	4,896,382

		46,660,030

Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	1,294	1,248,335
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	2,523	2,341,369
3.13%, 01/15/27 (Call 10/15/26)	1,261	1,186,828
3.55%, 07/15/27 (Call 04/15/27)(a)	2,925	2,773,456
3.65%, 03/15/27 (Call 02/15/27)(a)	2,070	1,980,100
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	1,416	1,347,097
Boston Properties LP, 6.75%, 12/01/27 (Call 11/01/27)(a)	1,885	1,919,571
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(a)	1,395	1,076,884
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	1,151	1,073,584
Crown Castle International Corp.
2.90%, 03/15/27 (Call 02/15/27)	2,805	2,615,999
3.65%, 09/01/27 (Call 06/01/27)	3,750	3,583,837
4.00%, 03/01/27 (Call 12/01/26)	1,067	1,040,101
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	3,559	3,318,127
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	1,355	1,208,782
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	2,288	2,009,688
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	1,507	1,418,976
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)(a)	795	756,220
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)(a)	1,201	1,114,648
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	2,101	1,974,457
Healthpeak Properties Inc., 1.35%, 02/01/27 (Call 01/01/27)	1,206	1,062,462
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)(a)	715	647,504
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	1,105	812,805
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)(a)	703	670,711
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	1,321	1,254,646
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)(a)	2,288	2,198,310
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)(a)	1,206	1,129,347
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	2,166	2,019,925
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	1,035	992,813
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(a)	1,898	1,746,881
3.38%, 12/15/27 (Call 09/15/27)(a)	1,176	1,124,303
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	1,866	1,771,599
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	1,878	1,764,569
3.95%, 08/15/27 (Call 05/15/27)	2,656	2,562,960

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)(a)	$1,306	$1,251,527
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	1,636	1,456,269
3.38%, 06/15/27 (Call 03/15/27)	2,093	1,985,210
3.38%, 12/01/27 (Call 09/01/27)(a)	3,092	2,914,643
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	1,718	1,597,087
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	935	855,759
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	680	613,224
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	1,167	1,113,038
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	1,086	1,032,113
Welltower OP LLC, 2.70%, 02/15/27 (Call 12/15/26)	1,886	1,728,764
Weyerhaeuser Co., 6.95%, 10/01/27(a)	1,131	1,222,159

		69,516,687

Retail — 3.5%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(a)	1,668	1,448,942
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	925	856,994
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	2,269	2,200,022
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	4,228	3,818,434
3.00%, 05/18/27 (Call 02/18/27)(a)	3,640	3,518,278
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	1,804	1,759,044
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	2,906	2,835,559
4.63%, 11/01/27 (Call 10/01/27)(a)	1,220	1,225,319
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	2,745	2,602,095
2.80%, 09/14/27 (Call 06/14/27)	3,272	3,106,535
2.88%, 04/15/27 (Call 03/15/27)	2,865	2,745,472
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	5,156	4,914,957
3.35%, 04/01/27 (Call 03/01/27)	2,500	2,409,625
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)(a)	3,043	2,966,012
3.50%, 07/01/27 (Call 05/01/27)	4,359	4,238,604
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	2,652	2,571,591
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	2,598	2,382,834
Target Corp., 1.95%, 01/15/27 (Call 12/15/26)	1,525	1,419,135
Walmart Inc., 5.88%, 04/05/27(a)	1,080	1,155,017

		48,174,469

Semiconductors — 3.0%
Analog Devices Inc., 3.45%, 06/15/27 (Call 03/15/27)(b)	1,921	1,853,477
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	5,333	5,165,970
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	8,898	8,636,844
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)	3,233	3,103,001
3.75%, 03/25/27 (Call 01/25/27)	3,392	3,327,687
3.75%, 08/05/27 (Call 07/05/27)	1,780	1,742,406
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	2,842	2,741,564
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)(a)	1,681	1,575,568
4.40%, 06/01/27 (Call 05/01/27)	1,630	1,603,708
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	7,662	7,426,470
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)(a)	1,974	1,881,459
TSMC Arizona Corp., 3.88%, 04/22/27 (Call 03/22/27)(a)	2,092	2,056,520

		41,114,674

Security	Par (000)	Value

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(a)	$2,471	$2,329,239

Software — 3.7%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)(a)	1,809	1,738,937
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	3,469	3,228,529
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	2,432	2,353,446
Fidelity National Information Services Inc., 4.70%, 07/15/27 (Call 06/15/27)	1,205	1,198,433
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)(a)	4,016	3,659,419
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	2,478	2,212,135
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)(a)	9,954	9,780,900
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	6,463	6,018,992
3.25%, 11/15/27 (Call 08/15/27)(a)	7,973	7,515,669
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)	2,185	1,913,295
Take-Two Interactive Software Inc., 3.70%, 04/14/27 (Call 03/14/27)	2,805	2,711,341
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)(a)	3,746	3,605,076
4.65%, 05/15/27 (Call 03/15/27)	1,985	1,971,780
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	3,840	3,687,245

		51,595,197

Telecommunications — 3.8%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	6,969	6,394,336
3.80%, 02/15/27 (Call 11/15/26)	2,997	2,914,253
4.25%, 03/01/27 (Call 12/01/26)	4,456	4,431,537
Nokia OYJ, 4.38%, 06/12/27(a)	1,195	1,134,330
Rogers Communications Inc., 3.20%, 03/15/27 (Call 02/15/27)(b)	4,055	3,802,982
Telefonica Emisiones SA, 4.10%, 03/08/27	5,061	4,895,303
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,550	1,465,075
3.70%, 09/15/27 (Call 06/15/27)	1,798	1,747,224
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)	12,475	12,020,411
5.38%, 04/15/27 (Call 04/15/24)	1,820	1,840,093
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	2,810	2,678,014
4.13%, 03/16/27	10,102	10,004,112

		53,327,670

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)(a)	1,574	1,495,300

Transportation — 1.4%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)(a)	1,735	1,680,712
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	3,571	3,422,268
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	2,011	1,910,008
7.80%, 05/15/27	258	288,480
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	1,520	1,407,748
4.30%, 06/15/27 (Call 05/15/27)	1,615	1,579,389
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,751	1,628,447
3.00%, 04/15/27 (Call 01/15/27)(a)	1,807	1,731,359
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)	3,846	3,697,775

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	$2,201	$2,209,188

		19,555,374

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	1,406	1,349,113

Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)(a)	1,185	1,023,876

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	1,408	1,333,517

Total Long-Term Investments — 98.7% (Cost: $1,416,534,131)		1,374,306,409

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	105,167	105,198,378

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	3,987	$3,987,000

Total Short-Term Securities — 7.8% (Cost: $109,144,949)		109,185,378

Total Investments — 106.5% (Cost: $1,525,679,080)		1,483,491,787

Liabilities in Excess of Other Assets — (6.5)%		(90,993,972)

Net Assets — 100.0%		$1,392,497,815

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$86,106,217	$19,041,110	(a)	$—		$6,224	$44,827	$105,198,378	105,167	$225,396	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,367,000	—		(380,000	)(a)	—	—	3,987,000	3,987	46,898		1

						$6,224	$44,827	$109,185,378		$272,294		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,374,306,409	$—	$1,374,306,409
Short-Term Securities
Money Market Funds	109,185,378	—	—	109,185,378

	$109,185,378	$1,374,306,409	$—	$1,483,491,787

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$1,266	$1,243,123

Aerospace & Defense — 2.6%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	2,445	2,280,036
3.25%, 03/01/28 (Call 12/01/27)	780	723,208
3.45%, 11/01/28 (Call 08/01/28)	921	849,825
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	2,177	2,133,046
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	4,181	4,142,169
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	4,931	4,693,178
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	6,667	6,575,729

		21,397,191

Agriculture — 1.0%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	3,963	3,441,271
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)(a)	2,171	2,086,092
Philip Morris International Inc.
3.13%, 03/02/28 (Call 12/02/27)(a)	1,254	1,177,318
4.88%, 02/15/28 (Call 01/15/28)	1,400	1,412,320

		8,117,001

Airlines — 0.5%
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	639	589,888
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	720	647,578
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30(a)	538	477,324
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	873	771,404
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	954	862,821
Series 2016-2, Class AA, 2.88%, 04/07/30	874	775,207

		4,124,222

Auto Manufacturers — 2.1%
American Honda Finance Corp.
2.00%, 03/24/28	2,408	2,161,854
3.50%, 02/15/28	1,350	1,301,832
4.70%, 01/12/28(a)	275	279,229
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	2,014	1,987,536
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	2,473	2,159,152
2.40%, 10/15/28 (Call 08/15/28)	2,253	1,933,096
3.85%, 01/05/28 (Call 10/05/27)	1,277	1,196,741
6.00%, 01/09/28 (Call 12/09/27)	1,118	1,141,020
PACCAR Financial Corp., 4.60%, 01/10/28(a)	203	206,017
Toyota Motor Corp., 3.67%, 07/20/28(a)	694	681,043
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	1,843	1,646,886
3.05%, 01/11/28	1,576	1,498,035
4.63%, 01/12/28(a)	880	895,365

		17,087,806

Banks — 11.2%
Banco Santander SA
3.80%, 02/23/28	2,241	2,088,679
4.38%, 04/12/28(a)	2,670	2,551,425
Bank of Montreal, 5.20%, 02/01/28 (Call 01/01/28)	2,976	3,025,015

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	$1,215	$1,072,128
3.00%, 10/30/28 (Call 07/30/28)(a)	1,159	1,067,196
3.40%, 01/29/28 (Call 10/29/27)(a)	2,074	1,975,983
3.85%, 04/28/28	1,889	1,837,997
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)(a)	2,980	2,865,896
4.84%, 05/09/28 (Call 05/07/27)	4,335	4,120,721
Canadian Imperial Bank of Commerce, 5.00%, 04/28/28	1,420	1,425,623
Citigroup Inc.
4.13%, 07/25/28	4,564	4,348,534
6.63%, 01/15/28(a)	855	921,775
Credit Suisse AG/New York NY, 7.50%, 02/15/28	5,334	5,692,498
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	1,974	1,879,781
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	1,354	1,262,659
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	910	908,007
ING Groep NV, 4.55%, 10/02/28	2,670	2,611,741
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	715	719,891
KeyCorp, 4.10%, 04/30/28	1,708	1,579,114
Lloyds Banking Group PLC
4.38%, 03/22/28	3,690	3,566,422
4.55%, 08/16/28(a)	2,570	2,483,031
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/28/27)	2,630	2,495,186
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	3,246	3,121,613
4.05%, 09/11/28(a)	2,073	2,022,916
Mizuho Financial Group Inc., 4.02%, 03/05/28	2,787	2,663,675
National Australia Bank Ltd., 4.94%, 01/12/28	2,615	2,665,208
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	1,327	1,296,161
PNC Bank NA
3.25%, 01/22/28 (Call 12/23/27)	1,450	1,348,993
4.05%, 07/26/28	2,775	2,647,794
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	1,360	1,130,296
Royal Bank of Canada, 4.90%, 01/12/28(a)	1,480	1,489,309
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	5,036	4,299,334
3.54%, 01/17/28	1,726	1,621,681
3.94%, 07/19/28	1,749	1,660,553
4.31%, 10/16/28(a)	1,185	1,145,634
5.52%, 01/13/28	3,513	3,592,956
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)(a)	750	704,970
Toronto-Dominion Bank (The), 5.16%, 01/10/28	2,968	2,998,956
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/26/28)	1,938	1,865,054
Westpac Banking Corp.
1.95%, 11/20/28	2,278	1,998,262
3.40%, 01/25/28	2,976	2,842,973

		91,615,640

Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)(a)	5,966	5,911,650
Coca-Cola Co. (The)
1.00%, 03/15/28	2,694	2,351,889
1.50%, 03/05/28	1,182	1,061,306
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	1,364	1,304,857
4.65%, 11/15/28 (Call 08/15/28)	1,370	1,373,685
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	1,120	1,108,307
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	2,655	2,665,833

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
3.60%, 02/18/28 (Call 01/18/28)	$1,915	$1,888,228
4.45%, 05/15/28 (Call 04/15/28)(a)	90	92,201

		17,757,956

Biotechnology — 1.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	3,120	2,718,955
5.15%, 03/02/28 (Call 02/02/28)	7,390	7,565,882

		10,284,837

Building Materials — 0.3%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	1,280	1,108,109
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	1,422	1,382,511

		2,490,620

Chemicals — 1.5%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	1,650	1,671,136
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	5,255	5,307,918
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	1,293	1,273,605
Ecolab Inc., 5.25%, 01/15/28 (Call 12/15/27)(a)	405	422,273
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	440	423,342
Nutrien Ltd., 4.90%, 03/27/28 (Call 02/27/28)	1,595	1,601,492
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	2,032	1,964,375

		12,664,141

Commercial Services — 0.8%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	2,072	1,854,854
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)(a)	1,235	1,066,805
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)(a)	1,203	1,155,253
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,110	1,055,244
S&P Global Inc., 4.75%, 08/01/28 (Call 05/01/28)	1,620	1,651,882

		6,784,038

Computers — 2.2%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	5,587	4,941,757
1.40%, 08/05/28 (Call 06/05/28)	4,295	3,777,496
Dell Inc., 7.10%, 04/15/28(a)	795	856,923
Dell International LLC/EMC Corp., 5.25%, 02/01/28 (Call 01/01/28)	1,585	1,603,766
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)(a)	1,488	1,262,047
HP Inc., 4.75%, 01/15/28 (Call 12/15/27)	2,294	2,277,850
International Business Machines Corp.
4.50%, 02/06/28 (Call 01/06/28)	1,695	1,698,068
6.50%, 01/15/28(a)	662	718,336
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(a)	1,082	913,706

		18,049,949

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 4.60%, 03/01/28 (Call 02/01/28)	65	67,068
Kenvue Inc., 5.05%, 03/22/28 (Call 02/22/28)(b)	1,655	1,713,901
Procter & Gamble Co. (The), 3.95%, 01/26/28	125	125,533
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	3,011	2,951,563

		4,858,065

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	8,145	7,079,878
3.88%, 01/23/28 (Call 10/23/27)	1,404	1,303,740
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	1,499	1,260,569
4.63%, 10/01/28 (Call 07/01/28)	1,514	1,448,414

Security	Par (000)	Value

Diversified Financial Services (continued)
5.30%, 02/01/28 (Call 01/01/28)	$485	$480,242
Ally Financial Inc., 2.20%, 11/02/28 (Call 09/02/28)(a)	1,682	1,369,535
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	2,563	2,420,472
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)(a)	3,266	3,046,492
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)(a)	2,479	2,164,440
3.20%, 01/25/28 (Call 10/25/27)	1,943	1,799,451
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	1,344	1,319,512
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)(a)	1,421	1,376,565
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)(a)	1,051	1,014,373
Mastercard Inc.
3.50%, 02/26/28 (Call 11/26/27)	1,219	1,194,035
4.88%, 03/09/28 (Call 02/09/28)	30	31,122
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)(a)	1,181	1,176,701
Nomura Holdings Inc.
2.17%, 07/14/28	2,853	2,401,855
5.84%, 01/18/28	350	354,197

		31,241,593

Electric — 8.6%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)(a)	1,003	971,215
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	1,151	1,004,167
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	1,038	1,016,846
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	1,533	1,509,652
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)(a)	864	844,361
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)(a)	1,544	1,474,026
Black Hills Corp., 5.95%, 03/15/28 (Call 02/15/28)	700	725,137
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)(a)	1,270	1,229,893
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	876	851,384
Series D, 4.00%, 12/01/28 (Call 09/01/28)	715	704,432
Constellation Energy Generation LLC, 5.60%, 03/01/28 (Call 02/01/28)(a)	1,300	1,345,110
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)(a)	751	728,643
4.65%, 03/01/28 (Call 01/01/28)(a)	232	235,420
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	1,273	1,245,936
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	1,536	1,371,663
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)(a)	1,396	1,377,056
Series A, 6.00%, 12/01/28	535	573,986
Duke Energy Corp., 4.30%, 03/15/28 (Call 02/15/28)	2,255	2,222,754
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	1,362	1,330,660
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	1,048	1,016,309
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	1,456	1,391,062
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	2,001	1,953,816
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)(a)	332	323,680
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	1,651	1,447,234
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	1,041	982,298
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	1,110	1,026,140
Eversource Energy
5.45%, 03/01/28 (Call 02/01/28)	1,255	1,302,188
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,015	958,992
Exelon Corp., 5.15%, 03/15/28 (Call 02/15/28)	2,185	2,233,485
Florida Power & Light Co., 5.05%, 04/01/28 (Call 03/01/28)	2,035	2,108,687

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	$696	$676,039
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	1,240	1,217,172
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	825	798,163
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	1,684	1,610,510
3.90%, 11/01/28 (Call 08/01/28)(a)	988	956,404
4.80%, 03/15/28 (Call 02/15/28)(a)	837	848,810
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	3,685	3,246,485
4.90%, 02/28/28 (Call 01/28/28)	2,400	2,430,312
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)(a)	836	807,977
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	1,465	1,430,822
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	1,472	1,308,063
3.75%, 07/01/28	2,307	2,130,053
4.65%, 08/01/28 (Call 05/01/28)	710	671,284
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	860	839,085
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)(a)	785	757,070
3.70%, 05/01/28 (Call 02/01/28)(a)	1,055	1,028,899
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	1,187	1,055,160
Sempra Energy, 3.40%, 02/01/28 (Call 10/01/27)	2,485	2,343,082
Southern California Edison Co.
5.30%, 03/01/28 (Call 02/01/28)(a)	1,185	1,217,493
Series B, 3.65%, 03/01/28 (Call 12/01/27)	931	893,397
Southern Co. (The), Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	995	865,541
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,433	1,395,455
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	515	531,011
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	1,822	1,775,630
WEC Energy Group Inc.
2.20%, 12/15/28 (Call 10/15/28)(a)	1,359	1,198,108
4.75%, 01/15/28 (Call 12/15/27)	615	618,352
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	420	369,751
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)(a)	1,420	1,386,090

		69,912,450

Electronics — 1.1%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	1,351	1,273,655
Avnet Inc., 6.25%, 03/15/28 (Call 02/15/28)	845	866,674
Flex Ltd., 6.00%, 01/15/28 (Call 12/15/27)	475	483,389
Honeywell International Inc., 4.95%, 02/15/28 (Call 01/15/28)	590	612,060
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	1,315	1,246,949
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	884	840,162
TD SYNNEX Corp., 2.38%, 08/09/28 (Call 06/09/28)	1,475	1,227,643
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	1,269	1,270,954
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	1,225	1,026,697

		8,848,183

Environmental Control — 0.5%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	1,993	1,952,522
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	1,108	1,092,333
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)(a)	1,297	1,119,259

		4,164,114

Security	Par (000)	Value

Food — 1.9%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	$2,588	$2,548,015
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	3,104	3,100,089
7.00%, 10/01/28	822	902,786
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	3,257	3,239,542
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	1,900	1,692,862
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.13%, 02/01/28 (Call 01/01/28)(b)	2,027	1,977,136
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	1,462	1,453,038
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	450	443,804

		15,357,272

Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	1,145	966,735

Gas — 0.5%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	665	654,307
5.25%, 03/01/28 (Call 02/01/28)	1,300	1,348,555
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	517	498,372
NiSource Inc., 5.25%, 03/30/28 (Call 02/29/28)	1,105	1,128,713
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)(a)	578	548,921
5.45%, 03/23/28 (Call 02/23/28)	250	254,128

		4,432,996

Hand & Machine Tools — 0.7%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	801	779,132
Regal Rexnord Corp., 6.05%, 04/15/28 (Call 03/15/28)(b)	2,765	2,790,134
Stanley Black & Decker Inc.
4.25%, 11/15/28 (Call 08/15/28)	1,166	1,132,734
6.00%, 03/06/28 (Call 02/06/28)	675	699,415

		5,401,415

Health Care - Products — 1.4%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	1,503	1,334,709
Baxter International Inc., 2.27%, 12/01/28 (Call 10/01/28)	2,810	2,450,994
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	580	571,648
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,347	1,345,788
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	1,055	1,058,619
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	1,340	1,156,540
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	1,645	1,590,485
Thermo Fisher Scientific Inc., 1.75%, 10/15/28 (Call 08/15/28)	1,755	1,559,195

		11,067,978

Health Care - Services — 2.6%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)(a)	470	456,685
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	5,065	4,418,807
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	764	748,338
Elevance Health Inc., 4.10%, 03/01/28 (Call 12/01/27)(a)	2,846	2,806,924
HCA Inc., 5.63%, 09/01/28 (Call 03/01/28)	3,535	3,609,164
Humana Inc., 5.75%, 03/01/28 (Call 02/01/28)	1,085	1,131,189
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	628	611,904
SSM Health Care Corp., 4.89%, 06/01/28	15	15,069
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	450	428,072
UnitedHealth Group Inc.
3.85%, 06/15/28	2,926	2,877,136
3.88%, 12/15/28	2,192	2,150,001

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.25%, 02/15/28 (Call 01/15/28)(a)	$1,885	$1,968,732

		21,222,021

Holding Companies - Diversified — 0.9%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	2,802	2,352,419
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	1,423	1,170,887
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	1,670	1,387,336
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	1,930	1,582,909
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	646	502,181

		6,995,732

Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)(a)	885	848,423

Household Products & Wares — 0.5%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	1,223	1,226,510
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	1,494	1,461,714
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)(a)	1,405	1,402,387

		4,090,611

Insurance — 2.2%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	751	738,421
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	936	924,684
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	740	722,943
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	2,196	2,000,710
Cincinnati Financial Corp., 6.92%, 05/15/28	815	905,367
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	3,570	3,445,443
7.00%, 04/01/28	681	742,637
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(b)	890	905,433
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(a)	1,532	1,504,117
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	976	953,298
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	1,170	1,148,016
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)(a)	1,079	965,586
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	1,271	1,240,598
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)(a)	1,430	1,392,505

		17,589,758

Internet — 1.9%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	5,218	4,643,916
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	540	528,687
4.88%, 11/14/28 (Call 08/14/28)	920	920,211
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	1,484	1,431,051
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	1,942	1,832,549
Netflix Inc.
4.88%, 04/15/28	3,150	3,172,995
5.88%, 11/15/28	3,235	3,415,481

		15,944,890

Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	1,400	1,363,236

Lodging — 0.3%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	993	961,462
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	418	414,063
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,232	1,190,999

		2,566,524

Security	Par (000)	Value

Machinery — 1.5%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	$314	$311,843
CNH Industrial Capital LLC, 4.55%, 04/10/28 (Call 03/10/28)	1,000	989,350
John Deere Capital Corp.
1.50%, 03/06/28(a)	1,516	1,346,708
3.05%, 01/06/28(a)	896	857,436
4.75%, 01/20/28	2,930	2,998,034
Series MTN, 4.90%, 03/03/28(a)	345	355,854
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	1,056	1,017,783
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	804	794,513
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	2,603	2,575,955
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	1,293	1,158,735

		12,406,211

Manufacturing — 0.4%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)(a)	1,444	1,395,496
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)(a)	1,271	1,133,186
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	715	670,241

		3,198,923

Media — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	2,431	2,260,125
4.20%, 03/15/28 (Call 12/15/27)	2,720	2,577,309
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	3,863	3,682,366
3.55%, 05/01/28 (Call 02/01/28)	2,259	2,179,099
4.15%, 10/15/28 (Call 07/15/28)	8,569	8,501,219
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	3,887	3,641,964
Paramount Global
3.38%, 02/15/28 (Call 12/15/27)(a)	1,018	931,847
3.70%, 06/01/28 (Call 03/01/28)	1,358	1,243,344
TCI Communications Inc., 7.13%, 02/15/28	874	975,471
Walt Disney Co. (The), 2.20%, 01/13/28(a)	2,669	2,452,624

		28,445,368

Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	943	923,819

Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)	1,681	1,512,043
BHP Billiton Finance USA Ltd., 4.75%, 02/28/28 (Call 01/28/28)	1,345	1,366,614
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	1,285	1,213,104
4.38%, 08/01/28 (Call 08/01/23)	1,487	1,412,234
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,860	2,101,446

		7,605,441

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	1,195	1,037,690
4.25%, 04/01/28 (Call 10/01/23)(a)	1,422	1,324,991

		2,362,681

Oil & Gas — 3.1%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	2,337	2,309,844
4.23%, 11/06/28 (Call 08/06/28)	4,436	4,447,667
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	1,815	1,779,136
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	1,361	1,359,625

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	$2,277	$2,165,017
Devon Energy Corp., 5.88%, 06/15/28 (Call 06/15/23)	669	676,085
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	1,225	1,233,367
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	1,242	1,191,749
Phillips 66
3.75%, 03/01/28 (Call 12/01/27)(b)	904	862,723
3.90%, 03/15/28 (Call 12/15/27)	2,025	1,961,415
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/23/28)	3,625	3,585,632
TotalEnergies Capital SA, 3.88%, 10/11/28	2,241	2,212,113
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	1,376	1,355,415

		25,139,788

Packaging & Containers — 0.5%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	1,122	1,107,448
Berry Global Inc., 5.50%, 04/15/28 (Call 03/15/28)(b)	925	923,982
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	958	916,107
4.00%, 03/15/28 (Call 12/15/27)	1,436	1,375,989

		4,323,526

Pharmaceuticals — 6.8%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	3,990	3,959,117
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	3,209	2,861,562
4.88%, 03/03/28 (Call 02/03/28)(a)	695	717,184
Becton Dickinson and Co., 4.69%, 02/13/28 (Call 01/13/28)(a)	1,766	1,785,673
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	3,660	3,636,649
Cigna Group (The), 4.38%, 10/15/28 (Call 07/15/28)	8,345	8,289,840
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	10,775	10,642,791
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	4,206	4,151,869
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	3,294	3,172,781
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	836	817,758
Merck & Co. Inc., 1.90%, 12/10/28 (Call 10/10/28)(a)	2,222	1,982,335
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	873	950,575
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(a)	1,873	1,795,233
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)(a)	1,883	1,848,711
Pharmacia LLC, 6.60%, 12/01/28(a)	1,453	1,622,986
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	2,293	2,255,441
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	4,052	4,122,221
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	1,206	1,181,181

		55,793,907

Pipelines — 3.8%
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	2,805	2,677,288
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	1,885	1,867,865
4.95%, 06/15/28 (Call 03/15/28)	2,019	2,009,571
5.55%, 02/15/28 (Call 01/15/28)	2,285	2,333,374
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	2,315	2,278,909
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	2,847	2,805,292
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	2,799	2,701,399
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	1,833	1,798,008
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	3,085	2,989,180
Targa Resources Corp., 5.00%, 01/15/28 (Call 01/15/24)	1,630	1,596,031
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	843	917,842
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	3,256	3,184,270

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	$935	$901,312
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	1,328	1,313,817
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	1,455	1,390,907
4.75%, 08/15/28 (Call 05/15/28)	190	182,869

		30,947,934

Real Estate Investment Trusts — 7.2%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	1,012	863,621
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	885	840,520
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	1,187	1,124,184
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)(a)	1,729	1,486,646
3.60%, 01/15/28 (Call 10/15/27)	1,746	1,653,514
5.50%, 03/15/28 (Call 02/15/28)(a)	605	623,973
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	410	355,814
3.20%, 01/15/28 (Call 10/15/27)	1,493	1,398,359
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	2,254	2,049,337
Brandywine Operating Partnership LP, 7.55%, 03/15/28 (Call 02/15/28)(a)	830	743,863
Brixmor Operating Partnership LP, 2.25%, 04/01/28 (Call 02/01/28)(a)	829	708,065
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	902	875,238
Crown Castle Inc.
4.80%, 09/01/28 (Call 08/01/28)	1,080	1,081,393
5.00%, 01/11/28 (Call 12/11/27)(a)	1,495	1,511,236
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	2,878	2,755,944
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	1,275	1,106,024
Digital Realty Trust LP
4.45%, 07/15/28 (Call 04/15/28)(a)	1,559	1,482,484
5.55%, 01/15/28 (Call 12/15/27)	1,984	1,988,464
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)(a)	700	623,336
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	1,757	1,500,988
2.00%, 05/15/28 (Call 03/15/28)	810	699,897
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)(a)	1,246	1,178,454
4.15%, 12/01/28 (Call 09/01/28)	856	832,845
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)(a)	982	848,369
Extra Space Storage LP, 5.70%, 04/01/28 (Call 03/01/28)	730	746,834
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	790	789,123
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	1,260	1,245,208
Healthpeak Properties Inc., 2.13%, 12/01/28 (Call 10/01/28)	1,009	875,499
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	819	727,247
Hudson Pacific Properties LP, 5.95%, 02/15/28 (Call 01/15/28)(a)	727	567,591
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	1,413	1,203,918
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	895	795,870
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)	869	749,200
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	939	918,783
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	873	826,687
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	1,198	1,109,767
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	723	678,369

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
3.88%, 09/15/28 (Call 06/15/28)(a)	$880	$854,260
4.00%, 09/15/28 (Call 06/15/28)(a)	928	906,044
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	1,568	1,392,306
1.95%, 11/09/28 (Call 09/09/28)	1,485	1,305,181
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)(a)	875	773,920
3.40%, 01/15/28 (Call 11/15/27)	1,416	1,329,581
3.65%, 01/15/28 (Call 10/15/27)	1,486	1,420,557
4.70%, 12/15/28 (Call 11/15/28)	500	495,160
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	620	590,426
Rexford Industrial Realty LP, 5.00%, 06/15/28 (Call 05/15/28)(a)	75	74,553
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)	2,032	1,768,206
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	1,015	859,096
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)(a)	785	700,401
Sun Communities Operating LP, 2.30%, 11/01/28 (Call 09/01/28)	812	695,900
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	515	479,851
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	1,522	1,440,543
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	2,800	2,704,128
Welltower OP LLC, 4.25%, 04/15/28 (Call 01/15/28)	1,835	1,764,224

		59,121,001

Retail — 3.3%
Advance Auto Parts Inc., 5.95%, 03/09/28 (Call 02/09/28)	600	618,540
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	1,013	842,776
AutoZone Inc., 4.50%, 02/01/28 (Call 01/01/28)	325	323,993
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	1,216	1,210,358
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	1,288	1,263,631
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	2,805	2,750,078
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	1,275	1,101,651
1.50%, 09/15/28 (Call 07/15/28)	2,080	1,826,843
3.90%, 12/06/28 (Call 09/06/28)	2,263	2,245,530
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	2,403	2,078,931
1.70%, 09/15/28 (Call 07/15/28)	2,416	2,111,125
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)(a)	2,620	2,580,438
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)(a)	1,257	1,252,085
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)(a)	1,596	1,542,103
4.00%, 11/15/28 (Call 08/15/28)(a)	1,987	1,962,600
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)	1,126	983,178
Walmart Inc.
3.70%, 06/26/28 (Call 03/26/28)(a)	2,656	2,643,251
3.90%, 04/15/28 (Call 03/15/28)	25	24,967

		27,362,078

Semiconductors — 2.8%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	1,845	1,625,500
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	1,885	1,769,732
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	1,701	1,492,253
4.11%, 09/15/28 (Call 06/15/28)(a)	2,572	2,473,930
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	2,400	2,101,536
4.88%, 02/10/28 (Call 01/10/28)	2,900	2,949,851
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	1,448	1,271,518

Security	Par (000)	Value

Semiconductors (continued)
4.88%, 06/22/28 (Call 03/22/28)	$1,460	$1,438,042
Micron Technology Inc., 5.38%, 04/15/28 (Call 03/15/28)	635	632,644
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	2,877	2,557,164
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	1,152	1,175,973
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	2,107	1,842,740
Texas Instruments Inc., 4.60%, 02/15/28 (Call 01/15/28)	1,450	1,483,495

		22,814,378

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28 (Call 06/16/28)	1,403	1,198,387

Software — 2.5%
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)	1,681	1,452,434
Fiserv Inc.
4.20%, 10/01/28 (Call 07/01/28)	2,607	2,544,275
5.45%, 03/02/28 (Call 02/02/28)	1,315	1,348,940
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	4,999	4,471,056
4.50%, 05/06/28 (Call 04/06/28)	820	811,423
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	2,072	2,058,325
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	2,264	1,999,135
3.70%, 04/11/28 (Call 01/11/28)(a)	3,418	3,391,750
Take-Two Interactive Software Inc., 4.95%, 03/28/28 (Call 02/28/28)	1,000	1,008,350
VMware Inc., 1.80%, 08/15/28 (Call 06/15/28)	1,964	1,671,364

		20,757,052

Telecommunications — 5.2%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	4,993	4,376,764
4.10%, 02/15/28 (Call 11/15/27)	3,915	3,828,009
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/24/28)	1,765	1,787,751
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	1,876	1,863,056
Sprint Capital Corp., 6.88%, 11/15/28	4,540	4,897,298
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	4,430	3,934,327
4.75%, 02/01/28 (Call 02/01/24)	3,375	3,358,462
4.95%, 03/15/28 (Call 02/15/28)(a)	1,395	1,409,982
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	6,639	5,934,868
4.33%, 09/21/28	9,474	9,372,060
Vodafone Group PLC, 4.38%, 05/30/28(a)	1,970	1,979,022

		42,741,599

Transportation — 2.2%
Canadian National Railway Co., 6.90%, 07/15/28(a)	999	1,118,490
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	1,498	1,477,747
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,542	1,498,994
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	2,195	2,151,012
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	1,368	1,302,610
4.20%, 10/17/28 (Call 07/17/28)	984	971,493
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,240	1,180,096
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)(a)	1,749	1,701,462
Ryder System Inc., 5.65%, 03/01/28 (Call 02/01/28)	1,260	1,290,908
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)(a)	2,690	2,664,472

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	$2,591	$2,291,221

		17,648,505

Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)(a)	612	568,211
4.55%, 11/07/28 (Call 08/07/28)	772	754,337

		1,322,548

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	1,379	1,337,354
United Utilities PLC, 6.88%, 08/15/28(a)	681	750,462

		2,087,816

Total Long-Term Investments — 98.5% (Cost: $828,335,528)		804,689,482

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	42,853	42,865,543

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	270	$270,000

Total Short-Term Securities — 5.3% (Cost: $43,119,716)		43,135,543

Total Investments — 103.8% (Cost: $871,455,244)		847,825,025

Liabilities in Excess of Other Assets — (3.8)%		(30,676,016)

Net Assets — 100.0%		$817,149,009

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$37,798,990	$5,052,744	(a)	$—		$(1,993)	$15,802	$42,865,543	42,853	$68,870	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,900,000	—		(1,630,000	)(a)	—	—	270,000	270	48,266		1

						$(1,993)	$15,802	$43,135,543		$117,136		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$804,689,482	$—	$804,689,482
Short-Term Securities
Money Market Funds	43,135,543	—	—	43,135,543

	$43,135,543	$804,689,482	$—	$847,825,025

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$2,112	$1,933,177
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	784	699,007
Raytheon Technologies Corp., 7.50%, 09/15/29	770	892,622

		3,524,806

Agriculture — 1.6%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	3,786	3,760,861
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	875	777,884
Philip Morris International Inc.
3.38%, 08/15/29 (Call 05/15/29)	1,549	1,437,116
5.63%, 11/17/29 (Call 09/17/29)	2,565	2,678,732

		8,654,593

Airlines — 0.2%
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 08/15/30	263	240,079
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31(a)	794	708,805

		948,884

Auto Manufacturers — 1.8%
American Honda Finance Corp., 2.25%, 01/12/29	1,718	1,530,051
General Motors Co., 5.40%, 10/15/29 (Call 08/15/29)	1,910	1,888,264
General Motors Financial Co. Inc.
4.30%, 04/06/29 (Call 02/06/29)	2,055	1,915,383
5.65%, 01/17/29 (Call 10/17/28)	1,147	1,150,086
Toyota Motor Corp., 2.76%, 07/02/29	682	626,942
Toyota Motor Credit Corp.
3.65%, 01/08/29(a)	899	876,336
4.45%, 06/29/29(a)	1,512	1,535,965

		9,523,027

Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	335	325,121
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)(a)	714	682,155

		1,007,276

Banks — 6.9%
Banco Santander SA, 3.31%, 06/27/29(a)	2,037	1,854,505
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	1,533	1,423,283
3.85%, 04/26/29 (Call 02/26/29)	655	630,503
Series J, 1.90%, 01/25/29 (Call 11/25/28)	794	682,927
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(a)	938	797,647
ING Groep NV, 4.05%, 04/09/29	2,158	2,061,775
KeyBank NA/Cleveland OH, 3.90%, 04/13/29 (Call 03/13/29)	726	620,011
KeyCorp, 2.55%, 10/01/29(a)	1,540	1,254,299
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	3,005	2,703,238
3.74%, 03/07/29	3,031	2,852,959
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	1,183	1,114,694
PNC Bank NA, 2.70%, 10/22/29	1,451	1,250,167
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)(a)	3,076	2,845,454
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	845	737,017
2.72%, 09/27/29	1,442	1,256,213
3.04%, 07/16/29	4,614	4,121,317
3.20%, 09/17/29(a)	735	650,130
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)(a)	1,258	1,135,031
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	1,981	1,741,992
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	484	444,065

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
4.15%, 01/24/29 (Call 10/24/28)	$4,856	$4,673,560
Series B, 7.95%, 11/15/29	745	825,073
Wintrust Financial Corp., 4.85%, 06/06/29	435	403,906
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	850	629,859

		36,709,625

Beverages — 3.4%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	7,623	7,794,746
Coca-Cola Co. (The), 2.13%, 09/06/29	2,099	1,884,608
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	1,699	1,562,348
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	1,738	1,542,753
Keurig Dr Pepper Inc., 3.95%, 04/15/29 (Call 02/15/29)	2,270	2,189,211
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)(a)	2,419	2,223,376
7.00%, 03/01/29(a)	709	829,161

		18,026,203

Biotechnology — 0.8%
Amgen Inc.
3.00%, 02/22/29 (Call 12/22/28)	1,712	1,589,061
4.05%, 08/18/29 (Call 06/18/29)	2,575	2,497,673

		4,086,734

Building Materials — 0.7%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)(a)	1,395	1,246,335
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	1,079	1,024,618
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	1,303	1,247,453

		3,518,406

Chemicals — 2.3%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	504	473,805
Celanese U.S. Holdings LLC, 6.33%, 07/15/29 (Call 05/15/29)(a)	1,501	1,519,823
Dow Chemical Co. (The), 7.38%, 11/01/29(a)	1,975	2,257,938
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)(a)	1,094	1,004,751
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	1,624	1,527,616
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	1,625	1,581,873
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	549	490,844
Rohm & Haas Co., 7.85%, 07/15/29	870	995,332
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)(a)	667	642,908
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	1,839	1,663,578

		12,158,468

Commercial Services — 2.8%
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	2,541	2,249,319
5.30%, 08/15/29 (Call 06/15/29)	1,060	1,054,085
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	1,015	994,623
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)(a)	3,250	2,949,960
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)(a)	1,886	1,846,790
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	1,188	1,057,130
2.70%, 03/01/29 (Call 01/01/29)(a)	2,349	2,144,778
4.25%, 05/01/29 (Call 02/01/29)(a)	1,495	1,478,704
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	1,382	1,336,836

		15,112,225

Computers — 2.9%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)(a)	2,720	2,446,123
3.25%, 08/08/29 (Call 06/08/29)	1,552	1,487,344

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)	$3,135	$3,169,046
HP Inc., 4.00%, 04/15/29 (Call 02/15/29)	2,195	2,083,494
International Business Machines Corp., 3.50%, 05/15/29(a)	6,140	5,759,750
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)(a)	865	683,912

		15,629,669

Cosmetics & Personal Care — 0.9%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	1,656	1,474,966
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/29 (Call 01/24/29)	1,922	1,785,923
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	1,565	1,381,253

		4,642,142

Diversified Financial Services — 3.1%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	1,111	983,891
American Express Co., 4.05%, 05/03/29 (Call 03/03/29)(a)	2,340	2,293,762
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	2,102	2,066,224
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)(a)	1,218	1,059,027
3.25%, 05/22/29 (Call 02/22/29)	1,284	1,167,233
4.00%, 02/01/29 (Call 11/01/28)	823	788,804
Intercontinental Exchange Inc., 4.35%, 06/15/29 (Call 04/15/29)(a)	2,587	2,565,088
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	1,204	1,146,569
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)(a)	1,819	1,710,096
Nomura Holdings Inc.
2.71%, 01/22/29	949	809,829
5.61%, 07/06/29	908	903,932
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	1,332	1,243,302

		16,737,757

Electric — 5.8%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	1,004	881,753
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	1,476	1,391,868
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	973	857,972
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	714	659,393
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	1,118	991,252
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	1,234	1,146,497
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	1,499	1,330,647
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	658	629,390
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	1,005	950,810
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	1,060	1,151,626
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)(a)	462	449,374
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	1,527	1,372,849
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	956	937,760
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,169	1,037,616
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	562	528,662
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	2,088	2,012,561
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	640	614,298
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	831	799,514
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	2,240	2,002,224
3.50%, 04/01/29 (Call 01/01/29)	938	880,979
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	1,051	985,134
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)(a)	721	769,603
Pacific Gas and Electric Co., 4.20%, 03/01/29 (Call 01/01/29)(a)	590	547,762

Security	Par (000)	Value

Electric (continued)
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)	$581	$556,133
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	534	499,824
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	1,136	1,072,111
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	1,162	1,054,143
6.65%, 04/01/29(a)	457	493,894
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,183	1,164,829
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	734	697,608
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,103	1,008,418
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	520	476,960
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	1,264	1,119,904

		31,073,368

Electronics — 1.2%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	1,049	942,327
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	893	816,015
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	698	695,801
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	1,425	1,382,079
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)(a)	1,310	1,207,322
Jabil Inc., 5.45%, 02/01/29 (Call 01/01/29)	310	311,845
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	1,044	932,918

		6,288,307

Entertainment — 0.5%
Magallanes Inc., 4.05%, 03/15/29 (Call 01/15/29)(b)	2,642	2,448,183

Environmental Control — 0.5%
Republic Services Inc., 4.88%, 04/01/29 (Call 03/01/29)	755	770,727
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	1,163	1,090,708
Waste Management Inc., 2.00%, 06/01/29 (Call 04/01/29)	1,103	966,978

		2,828,413

Food — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	685	750,472
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	453	406,980
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.00%, 02/02/29 (Call 12/02/28)(b)	1,185	1,016,967
Kraft Heinz Foods Co., 4.63%, 01/30/29 (Call 10/30/28)(a)	973	986,418
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)	1,594	1,594,621
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	2,241	2,191,362

		6,946,820

Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	615	722,115
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	3,007	2,991,694

		3,713,809

Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)	765	694,261
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)(a)	1,455	1,310,038
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	1,213	1,135,222

		3,139,521

Health Care - Products — 0.9%
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	1,649	1,488,074
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	1,883	1,707,185
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)(a)	1,864	1,694,003

		4,889,262

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 5.6%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	$525	$465,339
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,665	1,476,922
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	6,590	6,228,934
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	1,280	1,156,288
Elevance Health Inc., 2.88%, 09/15/29 (Call 06/15/29)	2,003	1,829,881
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(a)(b)	1,230	1,121,022
4.13%, 06/15/29 (Call 03/15/29)	3,449	3,270,031
5.88%, 02/01/29 (Call 08/01/28)	2,233	2,302,134
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	1,258	1,141,333
3.70%, 03/23/29 (Call 02/23/29)	1,444	1,363,988
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	1,379	1,246,230
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	1,407	1,203,702
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)(a)	963	951,685
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	548	516,216
UnitedHealth Group Inc.
2.88%, 08/15/29(a)	1,980	1,827,678
4.00%, 05/15/29 (Call 03/15/29)	1,774	1,743,771
4.25%, 01/15/29 (Call 12/15/28)	2,045	2,042,219

		29,887,373

Holding Companies - Diversified — 0.2%
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)(a)	1,235	1,041,364

Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	660	598,811

Home Furnishings — 0.5%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	887	863,556
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	1,639	1,636,968

		2,500,524

Household Products & Wares — 0.5%
Clorox Co. (The), 4.40%, 05/01/29 (Call 03/01/29)	1,345	1,337,643
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	1,382	1,317,972

		2,655,615

Insurance — 3.6%
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	1,518	1,455,170
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	498	467,752
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)(a)	440	429,312
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	761	722,220
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	1,121	1,066,800
Corebridge Financial Inc., 3.85%, 04/05/29 (Call 02/05/29)(b)	2,134	1,946,443
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	1,057	1,004,763
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	1,409	1,244,823
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)(a)	673	617,780
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	3,273	3,253,067
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	548	518,331
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)(a)	1,021	970,379
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)(a)	1,157	1,133,872
6.63%, 03/01/29	624	695,523
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	1,357	1,275,254

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	$816	$757,664
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	395	379,105
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	1,597	1,412,706

		19,350,964

Internet — 1.3%
Amazon.com Inc.
3.45%, 04/13/29 (Call 02/13/29)	2,542	2,454,810
4.65%, 12/01/29 (Call 10/01/29)	2,890	2,957,857
Netflix Inc., 6.38%, 05/15/29	1,335	1,445,231

		6,857,898

Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	965	919,963

Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)(a)	785	710,896
Marriott International Inc./MD, 4.90%, 04/15/29 (Call 03/15/29)	1,367	1,358,156

		2,069,052

Machinery — 1.3%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)(a)	1,041	953,431
Deere & Co., 5.38%, 10/16/29(a)	763	813,396
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	588	530,359
John Deere Capital Corp.
2.80%, 07/18/29	764	704,538
3.35%, 04/18/29(a)	1,135	1,083,085
3.45%, 03/07/29(a)	1,295	1,252,705
4.85%, 10/11/29(a)	895	930,129
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)(a)	732	707,302

		6,974,945

Manufacturing — 1.7%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	2,234	1,998,492
3.38%, 03/01/29 (Call 12/01/28)(a)	1,589	1,522,310
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	2,008	1,872,902
4.50%, 09/15/29 (Call 07/15/29)(a)	2,210	2,190,242
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	645	622,954
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	634	600,366

		8,807,266

Media — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	2,925	2,451,618
5.05%, 03/30/29 (Call 12/30/28)	2,136	2,065,896
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)	1,897	1,755,503
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	3,509	3,445,487
Paramount Global, 4.20%, 06/01/29 (Call 03/01/29)(a)	1,137	1,054,568
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)(a)	3,897	3,399,821

		14,172,893

Mining — 0.5%
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)(a)	1,350	1,334,488
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	1,546	1,378,089

		2,712,577

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 08/15/23)	1,308	1,130,596

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 3.1%
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	$1,355	$1,288,442
ConocoPhillips Co., 6.95%, 04/15/29	2,518	2,842,746
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)	829	795,517
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	1,986	1,838,718
EQT Corp., 5.00%, 01/15/29 (Call 07/15/28)	715	684,570
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)(a)	1,808	1,655,152
Hess Corp., 7.88%, 10/01/29	899	1,018,414
Phillips 66, 3.15%, 12/15/29 (Call 09/15/29)(b)	1,125	1,014,559
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	2,808	2,511,363
TotalEnergies Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	2,484	2,378,057
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(a)	435	421,076

		16,448,614

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	1,090	988,848
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	993	908,456

		1,897,304

Packaging & Containers — 0.5%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	952	861,132
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	1,712	1,694,161

		2,555,293

Pharmaceuticals — 5.3%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	9,972	9,214,128
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	2,060	2,044,756
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	4,279	4,092,735
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	3,694	3,400,586
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	1,954	1,876,641
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	1,876	1,791,655
Johnson & Johnson, 6.95%, 09/01/29(a)	205	250,469
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	2,937	2,836,790
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	2,925	2,831,195

		28,338,955

Pipelines — 4.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	896	884,925
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	2,327	2,176,606
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	2,780	2,616,786
DCP Midstream Operating LP, 5.13%, 05/15/29 (Call 02/15/29)	1,038	1,030,174
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	937	851,686
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	2,037	1,851,002
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)(a)	1,075	1,024,733
5.25%, 04/15/29 (Call 01/15/29)	2,993	3,002,248
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)(a)	2,636	2,427,071
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	1,559	1,549,287
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	1,454	1,318,822
4.35%, 03/15/29 (Call 12/15/28)	1,269	1,213,583
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	2,092	1,888,469
Targa Resources Corp., 6.88%, 01/15/29 (Call 01/15/24)	1,335	1,365,358

		23,200,750

Security	Par (000)	Value

Real Estate Investment Trusts — 8.6%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)(a)	$785	$681,286
4.50%, 07/30/29 (Call 04/30/29)(a)	548	528,573
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	792	772,517
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	3,291	3,084,687
3.95%, 03/15/29 (Call 12/15/28)	1,248	1,179,273
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)(a)	867	797,753
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	1,564	1,330,198
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	650	468,877
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	1,319	1,207,901
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	1,399	1,263,815
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	748	577,516
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	969	870,753
4.30%, 02/15/29 (Call 11/15/28)	1,297	1,261,307
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	567	545,686
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	1,938	1,741,913
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	815	650,386
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	2,568	2,303,419
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	931	847,433
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	1,057	1,004,171
Extra Space Storage LP, 3.90%, 04/01/29 (Call 02/01/29)(a)	928	862,001
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	580	518,039
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	1,271	1,224,519
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	1,135	1,050,352
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	668	569,229
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	1,403	1,202,638
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)(a)	943	655,178
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	807	691,962
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	589	550,951
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)(a)	1,358	1,314,137
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	1,013	850,829
Prologis LP
2.88%, 11/15/29 (Call 08/15/29)	880	792,862
4.38%, 02/01/29 (Call 11/01/28)	599	591,854
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	1,297	1,219,413
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)	1,383	1,262,084
3.25%, 06/15/29 (Call 03/15/29)(a)	773	709,684
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	731	643,865
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	564	471,859
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)(a)	2,679	2,337,026
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	615	557,055
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	723	642,103
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	548	529,220
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	1,499	1,430,975
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	1,043	879,677
4.13%, 03/15/29 (Call 09/15/28)	1,197	1,122,187
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	1,670	1,580,304

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	$622	$578,124

		45,955,591

Retail — 3.2%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	971	920,965
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	3,315	3,095,812
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	3,158	3,009,100
6.50%, 03/15/29(a)	695	773,702
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)(a)	2,105	1,916,539
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	1,311	1,262,742
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	2,237	2,144,478
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)(a)	2,136	2,059,339
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	487	440,979
3.25%, 07/08/29 (Call 04/08/29)(a)	1,262	1,209,286

		16,832,942

Semiconductors — 4.4%
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(b)	1,590	1,494,695
4.75%, 04/15/29 (Call 01/15/29)(a)	3,326	3,293,339
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	3,770	3,325,479
4.00%, 08/05/29 (Call 06/05/29)	1,500	1,463,250
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	1,885	1,862,191
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	2,270	2,237,902
Micron Technology Inc.
5.33%, 02/06/29 (Call 11/06/28)	1,442	1,434,444
6.75%, 11/01/29 (Call 09/01/29)	2,505	2,641,798
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(a)	2,072	1,989,286
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	1,700	1,545,674
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	1,640	1,464,225
TSMC Arizona Corp., 4.13%, 04/22/29 (Call 02/22/29)	585	576,863

		23,329,146

Software — 2.4%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	1,439	1,264,478
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)(a)	700	657,041
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	5,420	5,049,597
Oracle Corp., 6.15%, 11/09/29 (Call 09/09/29)(a)	2,665	2,823,941
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	1,443	1,303,476
Workday Inc., 3.70%, 04/01/29 (Call 02/01/29)	1,560	1,470,113

		12,568,646

Telecommunications — 4.9%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	1,855	1,755,850
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	5,895	5,791,602
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	932	876,089
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	1,622	1,591,458
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	1,225	1,074,031
2.63%, 02/15/29 (Call 02/15/24)	2,260	1,997,885
3.38%, 04/15/29 (Call 04/15/24)	4,115	3,779,010
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	2,234	2,156,748

Security	Par/ Shares (000)	Value

Telecommunications (continued)
4.02%, 12/03/29 (Call 09/03/29)(b)	$50	$47,993
4.02%, 12/03/29 (Call 09/03/29)	7,308	7,014,584

		26,085,250

Toys, Games & Hobbies — 0.3%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	1,847	1,695,823

Transportation — 1.9%
Canadian Pacific Railway Co., 2.88%, 11/15/29 (Call 08/15/29)(a)	746	681,023
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	2,156	2,141,663
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	2,138	1,969,996
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	767	682,162
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)(a)	1,413	1,378,466
6.63%, 02/01/29(a)	675	756,391
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	864	786,871
3.40%, 03/15/29 (Call 12/15/28)(a)	1,667	1,606,038

		10,002,610

Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	802	788,206

Water — 0.3%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	1,006	950,509
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)(a)	513	483,364

		1,433,873

Total Long-Term Investments — 98.3% (Cost: $536,360,422)		522,420,342

Short-Term Securities

Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	50,937	50,952,670
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	3,693	3,693,000

Total Short-Term Securities — 10.3% (Cost: $54,635,291)		54,645,670

Total Investments — 108.6% (Cost: $590,995,713)		577,066,012

Liabilities in Excess of Other Assets — (8.6)%		(45,598,327)

Net Assets — 100.0%		$531,467,685

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2029 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,119,990	$23,827,188	(a)	$—	$(5,559)	$11,051	$50,952,670	50,937	$77,752	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,063,000	2,630,000	(a)	—	—	—	3,693,000	3,693	35,369		1

					$(5,559)	$11,051	$54,645,670		$113,121		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$522,420,342	$—	$522,420,342
Short-Term Securities
Money Market Funds	54,645,670	—	—	54,645,670

	$54,645,670	$522,420,342	$—	$577,066,012

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$662	$650,905
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	607	522,688
4.20%, 06/01/30 (Call 03/01/30)	492	475,070

		1,648,663

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	1,045	927,469
5.15%, 05/01/30 (Call 02/01/30)	3,782	3,807,377
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	785	754,126
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	410	350,751
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	872	870,988
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)	980	845,172

		7,555,883

Agriculture — 1.4%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	800	714,192
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	761	714,328
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	955	920,964
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	694	559,898
2.10%, 05/01/30 (Call 02/01/30)	757	635,971
5.13%, 02/15/30 (Call 12/15/29)	1,235	1,249,474

		4,794,827

Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	432	370,902
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	400	358,472

		729,374

Apparel — 0.7%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	1,373	1,269,366
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	413	372,567
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	775	656,658

		2,298,591

Auto Manufacturers — 1.2%
American Honda Finance Corp., 4.60%, 04/17/30	665	667,460
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	565	467,413
General Motors Financial Co. Inc.
3.60%, 06/21/30 (Call 03/21/30)	965	844,829
5.85%, 04/06/30 (Call 02/06/30)(a)	837	836,297
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	544	478,715
3.38%, 04/01/30	895	844,200

		4,138,914

Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)(a)	240	214,675
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	731	629,654

		844,329

Banks — 7.3%
Banco Santander SA
2.75%, 12/03/30	1,313	1,040,408
3.49%, 05/28/30	947	844,809
Bank of Nova Scotia (The), 4.85%, 02/01/30	1,057	1,051,186
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	245	207,552
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	197	158,959

Security	Par (000)	Value

Banks (continued)
3.25%, 04/30/30 (Call 01/30/30)(a)	$750	$637,403
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	397	325,334
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	425	401,999
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	1,866	1,614,351
3.80%, 03/15/30 (Call 12/15/29)	2,304	2,165,576
HSBC Holdings PLC, 4.95%, 03/31/30(a)	2,362	2,327,302
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	1,002	816,179
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)	560	555,682
JPMorgan Chase & Co., 8.75%, 09/01/30	388	470,869
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30(a)	975	800,495
2.56%, 02/25/30(a)	1,132	969,875
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)(a)	905	765,024
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	1,842	1,579,404
State Street Corp., 2.40%, 01/24/30	786	684,559
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	1,535	1,266,943
2.14%, 09/23/30	890	721,434
2.75%, 01/15/30	994	865,098
5.71%, 01/13/30	1,005	1,040,617
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)(a)	1,097	899,990
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)	768	618,708
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)(a)	1,140	893,008
Westpac Banking Corp., 2.65%, 01/16/30	908	816,474

		24,539,238

Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)	1,550	1,475,414
Coca-Cola Co. (The)
1.65%, 06/01/30	1,312	1,114,111
3.45%, 03/25/30	1,097	1,053,987
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	737	664,354
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	599	530,307
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	853	735,422
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	838	765,773
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	835	710,117
2.75%, 03/19/30 (Call 12/19/29)	1,237	1,134,007

		8,183,492

Biotechnology — 2.2%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	1,095	957,019
5.25%, 03/02/30 (Call 01/02/30)	2,552	2,621,899
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	1,450	1,229,803
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	1,100	909,997
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	1,115	910,576
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)(a)	988	810,615

		7,439,909

Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	1,857	1,625,748
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	370	306,730
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	480	411,552
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	256	205,719

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	$400	$365,348
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)(a)	366	343,140
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	710	651,219

		3,909,456

Chemicals — 1.5%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	1,053	918,816
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)	750	631,305
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)(a)	784	802,573
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	418	360,412
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	670	538,425
LYB International Finance III LLC, 2.25%, 10/01/30 (Call 07/01/30)(a)	532	440,055
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	425	378,560
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	245	212,584
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	550	469,266
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	289	256,175

		5,008,171

Coal — 0.1%+
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	445	415,145

Commercial Services — 1.7%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)(a)	852	702,764
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	650	573,514
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	238	204,423
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)(a)	580	508,503
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	880	753,782
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	1,100	948,178
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	710	615,712
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	764	686,851
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)(a)	632	510,176
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	353	297,134

		5,801,037

Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	500	425,300
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	1,208	997,687
1.65%, 05/11/30 (Call 02/11/30)	1,162	993,347
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	795	839,178
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	788	698,854
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	1,325	1,114,272
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	515	486,088
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	759	656,641
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	237	199,789

		6,411,156

Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)	545	489,900
Kenvue Inc., 5.00%, 03/22/30 (Call 01/22/30)	800	829,696
Procter & Gamble Co. (The)
1.20%, 10/29/30	1,206	992,104
3.00%, 03/25/30(a)	1,289	1,213,452
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	285	233,107

		3,758,259

Security	Par (000)	Value

Diversified Financial Services — 3.2%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	$400	$347,008
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	625	535,456
3.13%, 12/01/30 (Call 09/01/30)	710	605,481
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	723	685,968
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	486	392,396
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)(a)	607	596,493
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	724	577,665
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	1,200	1,017,348
Jefferies Financial Group Inc., 4.15%, 01/23/30	1,017	943,654
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)(a)	1,185	1,128,618
Nomura Holdings Inc.
2.68%, 07/16/30	909	747,025
3.10%, 01/16/30	1,346	1,151,786
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)(a)	611	605,770
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	380	335,129
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	1,328	1,162,173

		10,831,970

Electric — 6.9%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	505	422,084
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	461	371,935
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	490	399,085
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	467	395,736
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	996	954,835
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	273	229,751
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	530	469,919
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	365	315,546
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	595	552,487
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,529	1,394,448
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	723	630,102
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	245	216,705
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	590	519,666
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	817	701,403
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	505	419,428
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	335	283,310
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	622	545,836
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	243	194,305
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	287	243,657
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	660	537,445
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	1,147	1,101,040
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	262	221,422
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	455	422,290
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	309	268,639
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)(a)	398	347,235
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,733	1,472,703
5.00%, 02/28/30 (Call 12/28/29)	615	622,601
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	310	300,827
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	407	356,736

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	$274	$249,587
3.30%, 03/15/30 (Call 09/15/29)	144	131,844
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)	493	443,104
Pacific Gas and Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	2,758	2,563,727
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	202	180,119
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	198	186,712
Public Service Electric & Gas Co., 2.45%, 01/15/30 (Call 10/15/29)	350	309,946
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	312	252,545
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)(a)	390	364,841
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	717	591,274
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	630	540,401
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	920	862,242
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	285	229,311
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	263	239,277
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	462	377,283
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	682	627,965

		23,061,354

Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	375	304,691
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	500	422,460

		727,151

Electronics — 0.8%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	505	424,109
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	630	564,115
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	625	608,381
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	884	756,713
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)(a)	498	456,128

		2,809,446

Environmental Control — 0.5%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	622	543,081
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	611	539,165
Waste Management Inc., 4.63%, 02/15/30 (Call 12/15/29)	690	699,287

		1,781,533

Food — 2.5%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	410	352,637
Conagra Brands Inc., 8.25%, 09/15/30	310	363,701
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)(a)	705	640,612
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	228	191,144
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	773	652,520
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	558	490,627
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(b)	1,115	1,065,472
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	540	467,905
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	512	430,961
Kraft Heinz Foods Co., 3.75%, 04/01/30 (Call 01/01/30)	790	749,884
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	541	456,090
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	450	389,794
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)(a)	852	756,542
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	445	387,702
5.95%, 04/01/30 (Call 01/01/30)	905	966,820

		8,362,411

Security	Par (000)	Value

Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	$788	$736,386

Gas — 0.7%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	437	358,843
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	845	785,047
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	317	269,244
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	646	568,254
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	340	282,268

		2,263,656

Hand & Machine Tools — 0.5%
Regal Rexnord Corp., 6.30%, 02/15/30 (Call 12/15/29)(b)	955	971,187
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)(a)	752	627,665

		1,598,852

Health Care - Products — 1.5%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	560	467,572
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	517	485,225
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	1,021	902,881
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	615	546,587
GE Healthcare Holding LLC, 5.86%, 03/15/30 (Call 01/15/30)(b)	1,270	1,333,932
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	895	728,986
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	817	693,053

		5,158,236

Health Care - Services — 3.6%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	65	55,204
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)(a)	414	360,996
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	316	258,586
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	235	213,975
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	2,015	1,720,185
3.38%, 02/15/30 (Call 02/15/25)	1,725	1,523,451
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	452	387,576
Elevance Health Inc., 2.25%, 05/15/30 (Call 02/15/30)	1,092	938,716
HCA Inc., 3.50%, 09/01/30 (Call 03/01/30)	2,423	2,180,458
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	531	533,166
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)(a)	759	680,261
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	137	125,728
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	580	490,210
UnitedHealth Group Inc.
2.00%, 05/15/30	1,300	1,116,882
5.30%, 02/15/30 (Call 12/15/29)(a)	1,020	1,076,222
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	640	532,570

		12,194,186

Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	345	303,390
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	665	597,203

		900,593

Household Products & Wares — 0.4%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 01/30/30)	350	299,793
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	655	544,632
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	681	635,407

		1,479,832

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 4.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	$245	$292,731
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	1,026	968,257
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	333	317,665
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)(a)	499	395,263
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)	183	185,891
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	343	310,377
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	1,073	947,523
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	290	256,264
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)(a)	460	460,961
AXA SA, 8.60%, 12/15/30(a)	750	910,005
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	568	471,946
1.85%, 03/12/30 (Call 12/12/29)(a)	470	408,313
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	555	542,723
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	920	747,059
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	495	406,435
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)	445	425,046
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)(a)	620	548,086
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	390	354,803
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	362	294,925
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	197	158,388
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	410	331,456
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)(a)	469	382,038
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	386	350,071
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)(a)	859	733,543
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	1,129	1,131,416
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	449	374,489
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)(a)	495	456,548
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)(a)	392	338,567
Prudential Funding Asia PLC, 3.13%, 04/14/30	1,011	910,112
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	560	492,167

		14,903,068

Internet — 2.3%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	1,672	1,381,657
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	1,573	1,314,210
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	300	252,018
3.43%, 04/07/30 (Call 01/07/30)	240	218,427
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	1,358	1,364,817
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)(a)	902	791,676
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	1,177	1,033,853
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	535	482,495
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	269	213,960
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	627	506,604

		7,559,717

Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	575	508,237
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	455	382,732
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	537	488,573

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	$1,368	$1,222,527

		2,602,069

Lodging — 0.4%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	367	377,184
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	898	871,069

		1,248,253

Machinery — 1.2%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	906	816,705
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	578	538,112
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	355	313,472
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	380	335,563
John Deere Capital Corp., 2.45%, 01/09/30	712	636,400
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	259	230,494
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	1,331	1,170,255

		4,041,001

Manufacturing — 0.5%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)(a)	726	669,169
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	702	604,970
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	385	343,666

		1,617,805

Media — 2.3%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	1,441	1,290,055
3.40%, 04/01/30 (Call 01/01/30)	1,439	1,349,739
4.25%, 10/15/30 (Call 07/15/30)	1,559	1,544,002
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	862	766,749
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)	635	576,898
Paramount Global, 7.88%, 07/30/30(a)	810	890,895
Walt Disney Co. (The), 3.80%, 03/22/30(a)	1,363	1,318,539

		7,736,877

Mining — 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)(a)	600	526,560
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	548	509,952
4.63%, 08/01/30 (Call 08/01/25)(a)	620	590,432
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	1,062	895,447

		2,522,391

Oil & Gas — 4.1%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	955	802,229
3.63%, 04/06/30 (Call 01/06/30)	1,312	1,256,161
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)(a)	535	470,008
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	1,356	1,208,793
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	517	495,384
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	905	908,086
EQT Corp., 7.00%, 02/01/30 (Call 11/01/29)(a)	595	628,391
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	1,549	1,397,942
3.48%, 03/19/30 (Call 12/19/29)	2,035	1,952,298
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	377	342,467
Ovintiv Inc., 8.13%, 09/15/30	205	229,163
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	745	622,887
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)(a)	817	678,069
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)(a)	1,390	1,271,405

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Tosco Corp., 8.13%, 02/15/30	$215	$256,549
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	1,185	1,083,611

		13,603,443

Oil & Gas Services — 0.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	565	556,254
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	1,079	966,730
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	1,061	952,014

		2,474,998

Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	565	476,335
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	535	474,759
WestRock MWV LLC, 8.20%, 01/15/30	280	327,880

		1,278,974

Pharmaceuticals — 5.0%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	360	317,437
Astrazeneca Finance LLC, 4.90%, 03/03/30 (Call 01/03/30)(a)	625	645,256
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	1,115	916,307
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	856	760,650
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)	1,150	943,978
Cigna Group (The), 2.40%, 03/15/30 (Call 12/15/29)(a)	1,469	1,272,066
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	1,155	942,284
3.75%, 04/01/30 (Call 01/01/30)	1,307	1,223,718
5.13%, 02/21/30 (Call 12/21/29)	1,435	1,460,084
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	1,249	1,048,661
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	1,102	916,908
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	1,205	1,065,642
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	1,069	905,261
2.63%, 04/01/30 (Call 01/01/30)	983	889,939
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	2,144	1,821,714
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	1,343	1,093,618
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	675	572,474

		16,795,997

Pipelines — 3.4%
DCP Midstream Operating LP, 8.13%, 08/16/30(a)	210	238,205
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)	1,222	1,124,350
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)	1,027	918,179
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)	535	485,673
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	1,423	1,215,726
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	671	594,586
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)	672	607,737
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	1,835	1,778,775
Targa Resources Corp., 5.50%, 03/01/30 (Call 03/01/25)	730	713,663
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)	1,159	1,106,567
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	690	629,611
Western Midstream Operating LP, 4.30%, 02/01/30 (Call 11/01/29)	1,075	984,345

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	$976	$892,689

		11,290,106

Real Estate Investment Trusts — 6.2%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	312	265,762
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	275	267,000
4.90%, 12/15/30 (Call 09/15/30)	832	816,966
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	804	646,143
2.10%, 06/15/30 (Call 03/15/30)	763	627,964
2.90%, 01/15/30 (Call 10/15/29)(a)	548	482,119
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)(a)	684	586,804
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	706	572,827
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)(a)	805	726,295
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	694	604,988
Crown Castle International Corp., 3.30%, 07/01/30 (Call 04/01/30)	685	618,247
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	232	202,388
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)(a)	947	778,311
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	639	554,531
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	377	330,165
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)	313	277,809
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/17/29)(a)	651	581,532
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	546	473,983
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	687	607,858
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	365	283,583
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	698	595,303
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)(a)	387	242,223
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	425	325,214
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)(a)	503	421,911
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	270	246,607
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	300	246,498
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	449	364,157
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	180	158,524
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	208	175,639
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	313	237,069
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	595	470,496
1.75%, 07/01/30 (Call 04/01/30)	439	359,879
2.25%, 04/15/30 (Call 01/15/30)	893	769,998
Realty Income Corp., 4.85%, 03/15/30 (Call 01/15/30)	390	389,965
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	515	470,004
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	243	196,711
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)(a)	821	705,888
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	410	354,379
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	310	227,506
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	372	335,313
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	619	538,091
4.75%, 11/15/30 (Call 08/15/30)(a)	528	508,607
VICI Properties LP, 4.95%, 02/15/30 (Call 12/15/29)(a)	945	904,044
Welltower OP LLC, 3.10%, 01/15/30 (Call 10/15/29)	717	630,515

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	$651	$614,948

		20,794,764

Retail — 4.3%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	444	405,758
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	408	384,789
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	763	726,078
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	525	431,324
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	1,239	1,052,085
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	956	884,367
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	540	433,264
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	1,531	1,396,012
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	1,215	990,189
4.50%, 04/15/30 (Call 01/15/30)	1,140	1,128,201
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	869	755,039
3.60%, 07/01/30 (Call 04/01/30)	876	834,889
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	455	439,466
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	696	601,790
2.55%, 11/15/30 (Call 08/15/30)	1,170	1,024,452
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	686	608,544
2.65%, 09/15/30 (Call 06/15/30)	652	582,386
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	473	460,834
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	552	441,975
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	445	392,517
Walmart Inc.
4.00%, 04/15/30 (Call 02/15/30)	15	14,930
7.55%, 02/15/30	200	241,360

		14,230,249

Semiconductors — 3.4%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	797	674,142
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	1,560	1,451,986
5.00%, 04/15/30 (Call 01/15/30)(a)	787	779,099
Intel Corp.
3.90%, 03/25/30 (Call 12/25/29)	1,363	1,308,248
5.13%, 02/10/30 (Call 12/10/29)(a)	1,280	1,311,027
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	797	675,059
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	834	798,547
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	1,324	1,214,002
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)	994	893,189
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	1,157	1,011,264
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	688	583,864
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	659	577,389

		11,277,816

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	515	484,950

Software — 2.6%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	514	417,404
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	1,168	1,037,429
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	482	429,905
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)(a)	900	783,450
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	415	346,633

Security	Par/ Shares (000)	Value

Software (continued)
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	$2,790	$2,471,801
3.25%, 05/15/30 (Call 02/15/30)	643	579,716
4.65%, 05/06/30 (Call 03/06/30)	645	632,474
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	570	471,743
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,095	882,745
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	631	610,474

		8,663,774

Telecommunications — 7.0%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	729	652,630
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	2,815	2,732,886
British Telecommunications PLC, 9.63%, 12/15/30	2,450	3,087,637
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	3,148	3,841,977
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	452	361,243
Koninklijke KPN NV, 8.38%, 10/01/30	532	632,532
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	923	757,995
Telefonica Europe BV, 8.25%, 09/15/30	1,215	1,427,990
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)	6,221	5,861,115
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	911	736,689
1.68%, 10/30/30 (Call 07/30/30)	1,066	860,582
3.15%, 03/22/30 (Call 12/22/29)(a)	1,556	1,407,293
7.75%, 12/01/30	450	529,263
Vodafone Group PLC, 7.88%, 02/15/30	613	716,646

		23,606,478

Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	634	542,913
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)(a)	516	453,848
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	607	592,098
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	711	630,771
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)(a)	728	737,515

		2,957,145

Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	328	305,240

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	360	322,650
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	418	363,087

		685,737

Total Long-Term Investments — 98.5% (Cost: $345,909,956)		330,062,902

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	34,195	34,205,740

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	1,750	$1,750,000

Total Short-Term Securities — 10.7% (Cost: $35,948,087)		35,955,740

Total Investments — 109.2% (Cost: $381,858,043)		366,018,642

Liabilities in Excess of Other Assets — (9.2)%		(30,886,979)

Net Assets — 100.0%		$335,131,663

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,175,064	$12,021,400	(a)	$—	$(773)	$10,049	$34,205,740	34,195	$37,353	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,000	190,000	(a)	—	—	—	1,750,000	1,750	23,162		1

					$(773)	$10,049	$35,955,740		$60,515		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$330,062,902	$—	$330,062,902
Short-Term Securities
Money Market Funds	35,955,740	—	—	35,955,740

	$35,955,740	$330,062,902	$—	$366,018,642

See notes to financial statements.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)	$714	$595,076
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	1,248	1,065,967

		1,661,043

Aerospace & Defense — 1.4%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	2,080	1,903,283
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)	704	608,136
L3Harris Technologies Inc., 1.80%, 01/15/31 (Call 10/15/30)	1,000	813,840
Raytheon Technologies Corp., 1.90%, 09/01/31 (Call 06/01/31)	1,552	1,270,964

		4,596,223

Agriculture — 0.9%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)(a)	1,860	1,509,167
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	1,463	1,256,205

		2,765,372

Airlines — 0.2%
United Airlines Pass Through Trust, Series 2019, Class AA, 4.15%, 02/25/33	540	494,759

Auto Manufacturers — 2.3%
American Honda Finance Corp., 1.80%, 01/13/31(a)	782	649,490
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	1,385	1,093,845
2.70%, 06/10/31 (Call 03/10/31)	1,426	1,143,296
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	2,047	2,604,971
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	173	151,318
Toyota Motor Credit Corp.
1.65%, 01/10/31	1,000	821,780
1.90%, 09/12/31	943	780,861

		7,245,561

Banks — 3.3%
Banco Santander SA, 2.96%, 03/25/31	980	820,201
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	581	463,702
1.80%, 07/28/31 (Call 04/28/31)(a)	680	542,416
Bank of Nova Scotia (The), 2.15%, 08/01/31	1,020	836,696
Mizuho Financial Group Inc., 2.56%, 09/13/31	1,371	1,093,126
Royal Bank of Canada, 2.30%, 11/03/31	1,990	1,646,267
State Street Corp., 2.20%, 03/03/31	1,302	1,069,267
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	905	713,402
2.22%, 09/17/31(a)	1,245	1,010,430
Toronto-Dominion Bank (The), 2.00%, 09/10/31	1,366	1,105,873
Westpac Banking Corp., 2.15%, 06/03/31	1,487	1,266,433

		10,567,813

Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31 (Call 10/23/30)(a)	1,331	1,387,488
Coca-Cola Co. (The)
1.38%, 03/15/31	1,810	1,481,829
2.00%, 03/05/31	842	724,979
Constellation Brands Inc., 2.25%, 08/01/31 (Call 05/01/31)(a)	1,205	999,885
Keurig Dr Pepper Inc., 2.25%, 03/15/31 (Call 12/15/30)	833	701,294
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	842	696,064
1.95%, 10/21/31 (Call 07/21/31)	1,445	1,228,077

		7,219,616

Security	Par (000)	Value

Biotechnology — 0.8%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)(a)	$1,683	$1,425,568
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	582	488,036
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	925	737,096

		2,650,700

Building Materials — 1.3%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)(a)	1,139	978,128
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,088	885,545
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	690	566,814
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	1,395	1,159,649
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	855	688,446

		4,278,582

Chemicals — 0.6%
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)	1,010	809,374
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	631	519,483
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	654	546,489

		1,875,346

Commercial Services — 1.0%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	1,413	1,140,729
Global Payments Inc., 2.90%, 11/15/31 (Call 08/15/31)	1,095	906,189
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	644	506,416
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	783	641,778

		3,195,112

Computers — 2.6%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	3,621	3,050,403
1.70%, 08/05/31 (Call 05/05/31)	1,435	1,199,746
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	534	427,269
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	764	632,195
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	1,467	1,194,784
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)(a)	777	597,583
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	1,468	1,190,445

		8,292,425

Cosmetics & Personal Care — 0.9%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31 (Call 12/15/30)	1,030	873,564
Procter & Gamble Co. (The), 1.95%, 04/23/31	1,227	1,066,643
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	1,250	1,031,262

		2,971,469

Diversified Financial Services — 4.6%
Ally Financial Inc.
8.00%, 11/01/31(a)	2,875	3,034,275
8.00%, 11/01/31	670	709,028
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	720	607,298
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	1,027	799,294
1.95%, 12/01/31 (Call 09/01/31)(a)	1,283	1,003,794
2.30%, 05/13/31 (Call 02/13/31)	1,125	919,665
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	1,510	1,215,761
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	758	646,218
2.00%, 11/18/31 (Call 08/18/31)	1,207	1,022,824
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	1,215	969,060
Nomura Holdings Inc., 2.61%, 07/14/31	1,528	1,218,931
ORIX Corp., 2.25%, 03/09/31(a)	627	518,742
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)	1,052	776,029
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)(a)	1,417	1,136,193

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	$384	$307,476

		14,884,588

Electric — 9.3%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	1,305	1,071,027
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	1,185	1,079,002
Appalachian Power Co., Series AA, 2.70%, 04/01/31 (Call 01/01/31)	1,073	915,612
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	675	541,532
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	480	407,750
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	855	727,289
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)(a)	1,049	851,022
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31 (Call 01/01/31)	445	383,296
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	544	464,603
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	874	733,277
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)(a)	1,389	1,187,692
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	1,332	1,106,026
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	300	250,530
DTE Electric Co., Series C, 2.63%, 03/01/31 (Call 12/01/30)	992	865,718
Duke Energy Carolinas LLC, 2.55%, 04/15/31 (Call 01/15/31)	808	706,047
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	1,452	1,223,310
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	971	821,631
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	847	701,867
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	460	373,607
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	910	759,240
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)(a)	525	468,248
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	770	625,748
Eversource Energy, 2.55%, 03/15/31 (Call 12/15/30)	376	322,469
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	594	465,607
1.65%, 06/15/31 (Call 03/15/31)	405	323,992
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 11/01/30)	575	492,827
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	439	363,856
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	395	317,762
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	2,955	2,394,111
3.25%, 06/01/31 (Call 03/01/31)	1,215	1,027,283
PacifiCorp, 7.70%, 11/15/31	170	208,303
Progress Energy Inc.
7.00%, 10/30/31	535	602,865
7.75%, 03/01/31	863	1,007,061
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	1,070	884,034
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	455	380,585
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	509	431,963
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	489	404,892
Public Service Electric & Gas Co., 1.90%, 08/15/31 (Call 05/15/31)	545	450,072
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	1,240	1,034,495
Southern California Edison Co., Series G, 2.50%, 06/01/31 (Call 03/01/31)	748	639,944
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	665	560,588

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., 2.30%, 11/15/31 (Call 08/15/31)(a)	$917	$765,438
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	360	293,083
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	448	369,891

		30,005,195

Electronics — 1.9%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	1,317	1,108,348
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	821	685,708
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	270	220,757
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	1,977	1,634,445
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)	340	283,815
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	937	799,439
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	643	503,276
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	900	713,970

		5,949,758

Environmental Control — 0.5%
Republic Services Inc., 1.45%, 02/15/31 (Call 11/15/30)	908	728,034
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	1,247	1,010,482

		1,738,516

Food — 2.4%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	550	459,525
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)	742	623,807
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(a)(b)	710	592,254
Kellogg Co., Series B, 7.45%, 04/01/31	836	966,792
Kraft Heinz Foods Co., 4.25%, 03/01/31 (Call 12/01/30)	701	683,426
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	1,170	939,487
7.50%, 04/01/31(a)	339	397,043
McCormick & Co. Inc./MD, 1.85%, 02/15/31 (Call 11/15/30)	637	518,906
Mondelez International Inc., 1.50%, 02/04/31 (Call 11/04/30)	832	663,204
Pilgrim’s Pride Corp., 4.25%, 04/15/31 (Call 04/15/26)	1,390	1,211,941
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)	739	619,984

		7,676,369

Forest Products & Paper — 0.6%
Georgia-Pacific LLC, 8.88%, 05/15/31(a)	449	565,363
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)	1,590	1,348,336

		1,913,699

Gas — 1.0%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)(a)	806	649,411
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	770	624,455
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)(a)	1,095	879,942
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)	545	458,530
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	610	488,994

		3,101,332

Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)(a)	287	237,498

Health Care - Products — 1.5%
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)(a)	865	679,795
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	984	798,801
2.55%, 03/15/31 (Call 12/15/30)	295	245,726
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	1,007	845,860
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)(a)	1,748	1,463,793

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	$1,049	$888,052

		4,922,027

Health Care - Services — 3.4%
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)(a)	170	141,221
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	252	203,991
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	258	218,810
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	2,970	2,422,688
2.63%, 08/01/31 (Call 05/01/31)	1,970	1,610,593
Elevance Health Inc., 2.55%, 03/15/31 (Call 12/15/30)	1,541	1,329,097
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)	1,315	1,073,356
Laboratory Corp. of America Holdings, 2.70%, 06/01/31 (Call 03/01/31)(a)	653	562,579
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	351	264,082
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	530	443,462
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)	683	597,379
UnitedHealth Group Inc., 2.30%, 05/15/31 (Call 02/15/31)(a)	2,279	1,973,500

		10,840,758

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	960	740,458

Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)	578	454,221

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	455	375,016

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.30%, 12/15/31 (Call 09/15/31)	540	455,225
Kimberly-Clark Corp., 2.00%, 11/02/31 (Call 08/02/31)(a)	890	755,530

		1,210,755

Insurance — 2.8%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	608	495,800
2.60%, 12/02/31 (Call 09/02/31)	765	646,869
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	613	502,746
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	785	684,646
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	685	568,125
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)(a)	1,034	848,087
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	681	534,435
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	834	709,517
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)(a)	831	677,398
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	721	561,709
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(a)	576	464,475
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)(a)	722	581,246
Marsh & McLennan Companies Inc., 2.38%, 12/15/31 (Call 09/15/31)	676	565,474
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	715	602,752
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	633	498,987

		8,942,266

Internet — 2.5%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)(a)	1,805	1,498,349

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	$3,963	$3,401,165
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	697	575,123
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)	1,085	923,096
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)(a)	687	580,481
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	1,202	1,021,712

		7,999,926

Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	792	704,975

Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	786	599,577

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	585	518,450
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,380	1,176,464

		1,694,914

Machinery — 1.3%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)	522	441,701
Deere & Co., 7.13%, 03/03/31(a)	195	230,898
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	840	714,588
John Deere Capital Corp.
1.45%, 01/15/31	900	735,093
2.00%, 06/17/31	910	766,438
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	323	265,635
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)(a)	670	552,281
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	708	598,940

		4,305,574

Manufacturing — 0.6%
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	1,457	1,238,086
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)(a)	771	653,006

		1,891,092

Media — 3.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	2,232	1,799,617
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	2,407	1,946,276
1.95%, 01/15/31 (Call 10/15/30)	2,323	1,945,257
Paramount Global, 4.95%, 01/15/31 (Call 11/15/30)(a)	1,771	1,645,100
Walt Disney Co. (The), 2.65%, 01/13/31(a)	3,360	2,978,438

		10,314,688

Mining — 0.4%
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	552	644,112
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	748	602,761

		1,246,873

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	1,316	1,099,597

Oil & Gas — 2.7%
Burlington Resources LLC
7.20%, 08/15/31	577	673,988
7.40%, 12/01/31	605	716,931
Conoco Funding Co., 7.25%, 10/15/31	526	614,547
Devon Energy Corp., 7.88%, 09/30/31	765	888,050
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)(a)	1,236	1,080,808
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(a)	853	710,916
Hess Corp., 7.30%, 08/15/31	962	1,081,500

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc.
7.20%, 11/01/31	$510	$546,113
7.38%, 11/01/31(a)	632	687,559
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)(a)	1,286	1,076,678
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)(a)	781	660,085

		8,737,175

Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	1,095	913,767
WestRock MWV LLC, 7.95%, 02/15/31	416	482,959

		1,396,726

Pharmaceuticals — 3.6%
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	1,445	1,247,425
Astrazeneca Finance LLC, 2.25%, 05/28/31 (Call 02/28/31)	1,097	950,518
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	1,531	1,265,111
Cigna Group (The), 2.38%, 03/15/31 (Call 12/15/30)	2,104	1,783,287
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)(a)	1,592	1,293,819
2.13%, 09/15/31 (Call 06/15/31)(a)	1,728	1,415,612
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)(a)	2,778	2,370,745
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)	1,336	1,113,235

		11,439,752

Pipelines — 3.3%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)(a)	755	662,973
Cheniere Energy Partners LP, 4.00%, 03/01/31 (Call 03/01/26)	1,889	1,688,294
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31(a)	520	578,568
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	1,034	840,683
7.80%, 08/01/31(a)	742	849,953
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)	916	970,081
Targa Resources Corp., 4.88%, 02/01/31 (Call 02/01/26)	1,477	1,396,090
TransCanada PipeLines Ltd., 2.50%, 10/12/31 (Call 07/12/31)(a)	1,469	1,216,729
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	1,912	1,624,339
Series A, 7.50%, 01/15/31	600	672,138

		10,499,848

Real Estate — 0.3%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	769	615,539
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	472	349,190

		964,729

Real Estate Investment Trusts — 11.2%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	1,100	964,876
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	731	579,537
American Homes 4 Rent LP, 2.38%, 07/15/31 (Call 04/15/31)	505	406,106
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)	1,065	863,246
2.70%, 04/15/31 (Call 01/15/31)	995	840,924
AvalonBay Communities Inc., 2.45%, 01/15/31 (Call 10/15/30)	983	841,605
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	1,639	1,340,866
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	670	526,841
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	589	432,785
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	797	605,975

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	$1,410	$1,150,447
2.25%, 01/15/31 (Call 10/15/30)	1,507	1,250,780
2.50%, 07/15/31 (Call 04/15/31)(a)	1,082	907,701
CubeSmart LP, 2.00%, 02/15/31 (Call 11/15/30)	465	370,256
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	561	437,154
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	1,433	1,183,558
ERP Operating LP, 1.85%, 08/01/31 (Call 05/01/31)	593	477,875
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	455	354,463
2.55%, 06/15/31 (Call 03/15/31)	335	277,340
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	634	523,012
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	996	877,088
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	981	766,769
Healthpeak Properties Inc., 2.88%, 01/15/31 (Call 10/15/30)(a)	908	787,726
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	595	432,851
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	545	431,662
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	923	711,522
Kimco Realty Corp., 2.25%, 12/01/31 (Call 09/01/31)	700	550,235
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	927	751,074
LXP Industrial Trust, 2.38%, 10/01/31 (Call 07/01/31)	524	404,753
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)	758	608,826
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	535	403,454
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	1,020	811,767
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	362	275,594
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	783	622,626
Prologis LP
1.63%, 03/15/31 (Call 12/15/30)(a)	560	451,590
1.75%, 02/01/31 (Call 11/01/30)	804	651,795
Public Storage
2.25%, 11/09/31 (Call 08/09/31)	786	660,688
2.30%, 05/01/31 (Call 02/01/31)(a)	940	799,348
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(a)	704	585,123
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	1,450	1,288,557
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	630	502,664
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	1,159	870,026
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	380	301,215
Simon Property Group LP, 2.20%, 02/01/31 (Call 11/01/30)(a)	1,081	882,982
Spirit Realty LP, 3.20%, 02/15/31 (Call 11/15/30)(a)	587	491,419
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	581	419,784
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	1,120	905,576
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	570	413,991
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)(a)	932	805,639
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)	785	635,850
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)(a)	485	343,341
Welltower OP LLC
2.75%, 01/15/31 (Call 10/15/30)	865	726,920
2.80%, 06/01/31 (Call 03/01/31)(a)	1,003	842,129
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	765	625,908

		35,975,839

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 2.6%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	$621	$479,934
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)(a)	846	677,536
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	1,225	1,033,704
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	1,744	1,411,541
1.88%, 09/15/31 (Call 06/15/31)	1,609	1,337,964
Lowe’s Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	2,116	1,818,892
O’Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)	681	550,800
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	767	621,653
TJX Companies Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)(a)	625	515,725

		8,447,749

Semiconductors — 3.8%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)(a)	1,416	1,205,639
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(b)	3,876	3,179,948
Intel Corp., 2.00%, 08/12/31 (Call 05/12/31)	1,885	1,557,029
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	1,163	972,349
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)	1,789	1,514,603
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)(a)	1,319	1,091,064
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	780	650,528
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	613	516,140
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)(a)	1,715	1,467,182

		12,154,482

Software — 4.2%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	1,385	1,159,162
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	1,545	1,294,385
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	1,197	990,781
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(a)	1,834	1,486,182
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	4,546	3,920,107
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	1,550	1,237,613
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	2,050	1,721,118
VMware Inc., 2.20%, 08/15/31 (Call 05/15/31)	2,179	1,727,163

		13,536,511

Telecommunications — 7.7%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)	4,224	3,641,722
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	1,274	1,058,707
Orange SA, 9.00%, 03/01/31	3,490	4,395,515
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	1,242	1,016,776
2.55%, 02/15/31 (Call 11/15/30)	3,555	3,024,096
2.88%, 02/15/31 (Call 02/15/26)	1,217	1,054,457
3.50%, 04/15/31 (Call 04/15/26)(a)	3,488	3,151,757
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)(a)	3,080	2,479,523
2.55%, 03/21/31 (Call 12/21/30)	5,887	5,013,664

		24,836,217

Security	Par/ Shares (000)	Value

Transportation — 2.3%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	$1,426	$1,273,190
7.13%, 10/15/31	658	754,496
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)(a)	1,534	1,302,841
Norfolk Southern Corp., 2.30%, 05/15/31 (Call 02/15/31)(a)	865	732,975
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)	1,527	1,323,924
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	2,554	2,165,843

		7,553,269

Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	556	437,622

Water — 0.3%
American Water Capital Corp., 2.30%, 06/01/31 (Call 03/01/31)	729	621,575
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	518	432,027

		1,053,602

Total Long-Term Investments — 98.6% (Cost: $322,358,032)		317,697,214

Short-Term Securities

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	34,915	34,925,707
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	980	980,000

Total Short-Term Securities — 11.1% (Cost: $35,902,811)		35,905,707

Total Investments — 109.7% (Cost: $358,260,843)		353,602,921

Liabilities in Excess of Other Assets — (9.7)%		(31,296,727)

Net Assets — 100.0%		$322,306,194

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2031 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,809,184	$23,117,282	(a)	$—	$(4,432)	$3,673	$34,925,707	34,915	$35,017	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	920,000	(a)	—	—	—	980,000	980	19,305		—

					$(4,432)	$3,673	$35,905,707		$54,322		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$317,697,214	$—	$317,697,214
Short-Term Securities
Money Market Funds	35,905,707	—	—	35,905,707

	$35,905,707	$317,697,214	$—	$353,602,921

See notes to financial statements.

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Lockheed Martin Corp., 3.90%, 06/15/32 (Call 03/15/32)	$290	$281,483
Raytheon Technologies Corp., 2.38%, 03/15/32 (Call 12/15/31)	390	329,129

		610,612

Agriculture — 2.4%
Altria Group Inc., 2.45%, 02/04/32 (Call 11/04/31)	705	559,954
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	348	310,002
5.94%, 10/01/32	145	160,486
BAT Capital Corp.
4.74%, 03/16/32 (Call 12/16/31)	330	308,223
7.75%, 10/19/32 (Call 07/19/32)	245	271,399
Philip Morris International Inc., 5.75%, 11/17/32 (Call 08/17/32)	602	632,479

		2,242,543

Airlines — 0.6%
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	130	111,936
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	191	176,251
Series 2019-1, Class AA, 2.75%, 11/15/33	99	83,908
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33(a)	208	177,347

		549,442

Apparel — 0.2%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	217	179,717

Auto Manufacturers — 1.4%
General Motors Co., 5.60%, 10/15/32 (Call 07/15/32)(a)	510	499,321
General Motors Financial Co. Inc., 3.10%, 01/12/32 (Call 10/12/31)	490	399,766
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	245	221,210
Toyota Motor Credit Corp., 2.40%, 01/13/32	175	149,928

		1,270,225

Auto Parts & Equipment — 0.4%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	330	288,143
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	102	81,513

		369,656

Banks — 4.8%
Bank of New York Mellon Corp. (The), 2.50%, 01/26/32 (Call 10/26/31)(a)	139	116,318
Bank of Nova Scotia (The), 2.45%, 02/02/32	295	246,573
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)(a)	380	350,406
Citigroup Inc., 6.63%, 06/15/32	439	474,475
Citizens Financial Group Inc., 2.64%, 09/30/32 (Call 07/02/32)(a)	190	140,684
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	335	297,728
Morgan Stanley, 7.25%, 04/01/32	450	530,572
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)(a)	399	426,299
Royal Bank of Canada, 3.88%, 05/04/32	335	312,773
Toronto-Dominion Bank (The)
2.45%, 01/12/32	332	276,659
3.20%, 03/10/32	495	439,129
4.46%, 06/08/32	793	765,261

		4,376,877

Beverages — 2.3%
Coca-Cola Co. (The), 2.25%, 01/05/32	630	550,500

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	$225	$179,568
Constellation Brands Inc., 4.75%, 05/09/32 (Call 02/09/32)(a)	295	294,130
Diageo Capital PLC, 2.13%, 04/29/32 (Call 01/29/32)	330	275,900
Keurig Dr Pepper Inc., 4.05%, 04/15/32 (Call 01/15/32)(a)	350	332,818
PepsiCo Inc., 3.90%, 07/18/32 (Call 04/18/32)	460	452,847

		2,085,763

Biotechnology — 1.2%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	490	397,204
3.35%, 02/22/32 (Call 11/22/31)	420	379,831
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	325	292,832

		1,069,867

Building Materials — 0.4%
Fortune Brands Home & Security Inc., 4.00%, 03/25/32 (Call 12/25/31)	182	164,725
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, 12/01/32 (Call 09/01/32)(a)	185	188,918

		353,643

Chemicals — 1.4%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	235	226,570
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)	140	136,734
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/32)(a)	385	391,014
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(a)	295	248,284
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	130	105,830
Sherwin-Williams Co. (The), 2.20%, 03/15/32 (Call 12/15/31)	240	196,332

		1,304,764

Commercial Services — 2.6%
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)(a)	260	252,733
Global Payments Inc., 5.40%, 08/15/32 (Call 05/15/32)	290	286,729
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)	185	189,453
Moody’s Corp., 4.25%, 08/08/32 (Call 05/08/32)	240	233,013
PayPal Holdings Inc., 4.40%, 06/01/32 (Call 03/01/32)	415	407,223
Quanta Services Inc., 2.35%, 01/15/32 (Call 10/15/31)	154	124,252
RELX Capital Inc., 4.75%, 05/20/32 (Call 02/20/32)	212	212,659
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)	500	443,945
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	235	185,824

		2,335,831

Computers — 1.9%
Apple Inc., 3.35%, 08/08/32 (Call 05/08/32)(a)	540	512,217
HP Inc., 4.20%, 04/15/32 (Call 01/15/32)(a)	393	352,407
International Business Machines Corp.
2.72%, 02/09/32 (Call 11/09/31)	195	168,919
4.40%, 07/27/32 (Call 04/27/32)	365	357,671
5.88%, 11/29/32(a)	198	215,171
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)(a)	214	154,959

		1,761,344

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	174	163,431
GSK Consumer Healthcare Capital U.S. LLC, 3.63%, 03/24/32 (Call 12/24/31)	744	682,427
Procter & Gamble Co. (The), 2.30%, 02/01/32(a)	210	186,646
Unilever Capital Corp., 5.90%, 11/15/32	425	478,894

		1,511,398

Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	1,550	1,268,132

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp., 2.88%, 01/15/32 (Call 10/15/31)	$293	$240,193
Ameriprise Financial Inc., 4.50%, 05/13/32 (Call 02/13/32)(a)	205	198,946
Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	275	224,018
Cboe Global Markets Inc., 3.00%, 03/16/32 (Call 12/16/31)	185	162,818
Charles Schwab Corp. (The), 2.90%, 03/03/32 (Call 12/03/31)	440	371,510
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	365	319,466
Credit Suisse USA Inc., 7.13%, 07/15/32	235	262,909
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	315	333,242
Intercontinental Exchange Inc., 1.85%, 09/15/32 (Call 06/15/32)	603	479,849
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	195	154,959
Nomura Holdings Inc., 3.00%, 01/22/32	315	256,624
ORIX Corp.
4.00%, 04/13/32	179	166,807
5.20%, 09/13/32(a)	170	174,940

		4,614,413

Electric — 11.2%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)(a)	215	211,386
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	206	183,830
3.94%, 09/01/32 (Call 03/01/32)	233	220,614
Ameren Illinois Co., 3.85%, 09/01/32 (Call 06/01/32)	240	228,233
American Electric Power Co. Inc., 5.95%, 11/01/32 (Call 08/01/32)	195	208,396
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	200	193,646
Arizona Public Service Co., 6.35%, 12/15/32 (Call 09/15/32)(a)	176	192,607
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	95	85,076
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	260	257,915
Commonwealth Edison Co., 3.15%, 03/15/32 (Call 12/15/31)	108	97,588
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	160	149,045
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)	55	52,981
5.38%, 11/15/32 (Call 08/15/32)	405	415,676
Dominion Energy South Carolina Inc., 6.63%, 02/01/32	160	180,432
DTE Electric Co., Series A, 3.00%, 03/01/32 (Call 12/01/31)	186	164,818
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	240	210,415
6.45%, 10/15/32(a)	110	122,703
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	442	428,899
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	232	211,674
Entergy Louisiana LLC, 2.35%, 06/15/32 (Call 03/15/32)	232	192,142
Eversource Energy, 3.38%, 03/01/32 (Call 12/01/31)	315	283,431
Exelon Corp., 3.35%, 03/15/32 (Call 12/15/31)	242	217,781
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	555	476,728
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	280	279,490
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	195	167,486
4.02%, 11/01/32 (Call 05/01/32)	55	51,589
4.15%, 12/15/32 (Call 09/15/32)	255	244,040
Series C, 8.00%, 03/01/32	170	205,185
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32 (Call 10/15/31)(a)	413	343,232
5.00%, 07/15/32 (Call 04/15/32)(a)	390	393,611
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32 (Call 03/01/32)	140	136,608
4.55%, 09/15/32 (Call 06/15/32)	360	360,598
7.00%, 05/01/32	115	134,673

Security	Par (000)	Value

Electric (continued)
Pacific Gas and Electric Co.
4.40%, 03/01/32 (Call 12/01/31)	$165	$148,752
5.90%, 06/15/32 (Call 03/15/32)	258	258,759
Public Service Co. of Colorado, 4.10%, 06/01/32 (Call 12/01/31)(a)	210	203,473
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	223	201,081
4.90%, 12/15/32 (Call 09/15/32)	135	139,173
Puget Energy Inc., 4.22%, 03/15/32 (Call 12/15/31)	146	135,433
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	198	174,852
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)	205	177,089
5.95%, 11/01/32 (Call 08/01/32)	265	288,190
Southern Co. (The), 5.70%, 10/15/32 (Call 04/15/32)	215	227,122
Tucson Electric Power Co., 3.25%, 05/15/32 (Call 02/15/32)	93	83,236
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	201	165,596
Virginia Electric & Power Co., 2.40%, 03/30/32 (Call 12/30/31)	225	188,705
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	135	136,156
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	260	246,969
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)	225	221,015

		10,298,129

Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	215	216,507
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	150	125,342
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	125	121,275
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 11/04/31)	250	215,962

		679,086

Entertainment — 1.9%
Magallanes Inc., 4.28%, 03/15/32 (Call 12/15/31)(b)	1,941	1,725,219

Environmental Control — 1.2%
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)(a)	285	230,297
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	280	230,821
3.20%, 06/01/32 (Call 03/01/32)	215	191,526
Waste Management Inc., 4.15%, 04/15/32 (Call 01/15/32)(a)	408	400,118

		1,052,762

Food — 1.9%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(b)	405	320,517
3.63%, 01/15/32 (Call 01/15/27)(b)	350	289,741
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)(a)	238	195,041
Kraft Heinz Foods Co., 6.75%, 03/15/32	165	185,234
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	230	183,926
3.00%, 03/17/32 (Call 12/17/31)	335	296,090
Pilgrim’s Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)	342	275,696

		1,746,245

Forest Products & Paper — 0.3%
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)(a)	375	298,140

Gas — 0.9%
Atmos Energy Corp., 5.45%, 10/15/32 (Call 07/15/32)(a)	115	121,855
CenterPoint Energy Resources Corp., 4.40%, 07/01/32 (Call 04/01/32)(a)	230	225,699
ONE Gas Inc., 4.25%, 09/01/32 (Call 06/01/32)(a)	60	58,716

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southern Co. Gas Capital Corp., 5.15%, 09/15/32 (Call 03/15/32)	$230	$234,535
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	197	182,505

		823,310

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	215	182,565

Health Care - Products — 1.5%
Baxter International Inc., 2.54%, 02/01/32 (Call 11/01/31)(a)	535	440,412
GE Healthcare Holding LLC, 5.91%, 11/22/32 (Call 08/22/32)(a)(b)	670	717,048
Thermo Fisher Scientific Inc., 4.95%, 11/21/32 (Call 08/21/32)(a)	205	213,538

		1,370,998

Health Care - Services — 2.7%
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)	140	141,351
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	215	206,510
Elevance Health Inc., 5.50%, 10/15/32 (Call 07/15/32)(a)	290	306,405
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)(b)	785	694,882
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	335	271,038
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	175	140,996
UnitedHealth Group Inc., 4.20%, 05/15/32 (Call 02/15/32)	604	592,258
Universal Health Services Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	40	32,462
2.65%, 01/15/32 (Call 10/15/31)	135	109,558

		2,495,460

Home Builders — 0.1%
PulteGroup Inc., 7.88%, 06/15/32(a)	98	113,734

Home Furnishings — 0.1%
Whirlpool Corp., 4.70%, 05/14/32 (Call 02/14/32)	127	122,545

Household Products & Wares — 0.7%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	152	122,226
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	230	247,135
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)	310	310,617

		679,978

Insurance — 3.8%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/32 (Call 06/12/32)	255	258,218
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)	140	108,332
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)	410	371,398
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	200	184,206
Corebridge Financial Inc., 3.90%, 04/05/32 (Call 01/05/32)(b)	600	527,364
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)(b)	245	242,903
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	160	155,814
Jackson Financial Inc., 5.67%, 06/08/32 (Call 03/08/32)	129	127,809
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	153	132,425
Lincoln National Corp., 3.40%, 03/01/32 (Call 12/01/31)	71	56,029
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	280	259,879
Marsh & McLennan Companies Inc., 5.75%, 11/01/32 (Call 08/01/32)	220	236,227
MetLife Inc., 6.50%, 12/15/32(a)	257	289,788
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	209	188,207
6.25%, 12/01/32(a)	170	191,327
Prudential Funding Asia PLC, 3.63%, 03/24/32(a)	115	104,943

		3,434,869

Security	Par (000)	Value

Internet — 3.3%
Amazon.com Inc.
3.60%, 04/13/32 (Call 01/13/32)	$910	$864,764
4.70%, 12/01/32 (Call 09/01/32)	815	838,252
eBay Inc., 6.30%, 11/22/32 (Call 08/22/32)(a)	209	226,267
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)	1,155	1,091,013

		3,020,296

Iron & Steel — 0.7%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	410	428,885
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	230	204,293

		633,178

Leisure Time — 0.2%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	165	145,754

Lodging — 0.4%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	400	350,868

Machinery — 0.7%
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	182	147,240
John Deere Capital Corp.
3.90%, 06/07/32(a)	240	232,656
4.35%, 09/15/32	230	231,166

		611,062

Manufacturing — 1.4%
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	256	202,645
Eaton Corp., 4.00%, 11/02/32	255	244,749
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	410	405,564
General Electric Co., 6.75%, 03/15/32(a)	270	310,200
Pentair Finance Sarl, 5.90%, 07/15/32 (Call 04/15/32)	145	149,563

		1,312,721

Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 02/01/32 (Call 11/01/31)	398	302,528
Comcast Corp., 5.50%, 11/15/32 (Call 08/15/32)(a)	388	415,179
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	216	190,251
Grupo Televisa SAB, 8.50%, 03/11/32	105	126,820
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)	399	343,878
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	220	257,239

		1,635,895

Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	135	124,949

Mining — 0.3%
Newmont Corp., 2.60%, 07/15/32 (Call 04/15/32)	370	310,915

Oil & Gas — 2.5%
BP Capital Markets America Inc., 2.72%, 01/12/32 (Call 10/12/31)	776	678,891
Canadian Natural Resources Ltd., 7.20%, 01/15/32	177	195,581
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)	252	209,687
ConocoPhillips Co., 5.90%, 10/15/32(a)	235	260,653
Devon Energy Corp., 7.95%, 04/15/32	125	148,270
Marathon Oil Corp., 6.80%, 03/15/32	228	242,594
Suncor Energy Inc., 7.15%, 02/01/32	190	210,845
Valero Energy Corp., 7.50%, 04/15/32	327	375,985

		2,322,506

Packaging & Containers — 0.5%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	160	140,304
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	232	197,163

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	$170	$157,804

		495,271

Pharmaceuticals — 1.2%
Becton Dickinson and Co., 4.30%, 08/22/32 (Call 05/22/32)(a)	240	232,589
Bristol-Myers Squibb Co., 2.95%, 03/15/32 (Call 12/15/31)	610	550,775
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	290	311,228

		1,094,592

Pipelines — 3.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	140	122,501
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)(a)	484	403,472
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	170	145,331
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	95	108,455
Kinder Morgan Inc., 7.75%, 01/15/32	363	421,995
MPLX LP, 4.95%, 09/01/32 (Call 06/01/32)	386	379,148
ONEOK Inc., 6.10%, 11/15/32 (Call 08/15/32)	295	308,538
Targa Resources Corp., 4.00%, 01/15/32 (Call 07/15/26)	410	360,247
Texas Eastern Transmission LP, 7.00%, 07/15/32	150	171,759
Williams Companies Inc. (The)
4.65%, 08/15/32 (Call 05/15/32)	464	450,386
8.75%, 03/15/32	95	114,952

		2,986,784

Real Estate Investment Trusts — 7.0%
Agree LP, 4.80%, 10/01/32 (Call 07/01/32)	145	138,987
Alexandria Real Estate Equities Inc., 2.00%, 05/18/32 (Call 02/18/32)	404	311,213
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	250	218,678
American Tower Corp., 4.05%, 03/15/32 (Call 12/15/31)(a)	254	235,483
AvalonBay Communities Inc., 2.05%, 01/15/32 (Call 10/15/31)	315	256,186
Boston Properties LP, 2.55%, 04/01/32 (Call 01/01/32)	350	263,511
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	190	153,919
Equinix Inc., 3.90%, 04/15/32 (Call 01/15/32)	485	441,321
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)(a)	225	184,898
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	240	191,009
GLP Capital LP/GLP Financing II Inc., 3.25%, 01/15/32 (Call 10/15/31)	326	268,702
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	175	176,773
Invitation Homes Operating Partnership LP, 4.15%, 04/15/32 (Call 01/15/32)(a)	220	198,889
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	180	121,727
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	225	190,663
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	90	63,013
Prologis LP, 2.25%, 01/15/32 (Call 10/15/31)	225	185,882
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	216	180,401
5.63%, 10/13/32 (Call 07/13/32)	320	331,891
Safehold Operating Partnership LP, 2.85%, 01/15/32 (Call 10/15/31)(a)	158	124,665
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	297	237,059
2.65%, 02/01/32 (Call 11/01/31)(a)	275	228,330
Spirit Realty LP, 2.70%, 02/15/32 (Call 11/15/31)	95	74,941
Sun Communities Operating LP, 4.20%, 04/15/32 (Call 01/15/32)	247	222,095
UDR Inc., 2.10%, 08/01/32 (Call 05/01/32)	135	105,763
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	595	567,820

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)(a)	$135	$111,212
3.85%, 06/15/32 (Call 03/15/32)	256	230,198
Weyerhaeuser Co., 7.38%, 03/15/32	245	283,989
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	120	96,355

		6,395,573

Retail — 5.6%
Advance Auto Parts Inc., 3.50%, 03/15/32 (Call 12/15/31)(a)	151	130,254
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)(a)	285	240,879
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)	308	306,174
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	365	301,516
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	260	215,387
Dollar General Corp., 5.00%, 11/01/32 (Call 08/01/32)	300	303,042
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	170	143,361
Home Depot Inc. (The)
3.25%, 04/15/32 (Call 01/15/32)	550	507,556
4.50%, 09/15/32 (Call 06/15/32)(a)	450	455,841
Lowe’s Companies Inc., 3.75%, 04/01/32 (Call 01/01/32)	580	537,225
McDonald’s Corp., 4.60%, 09/09/32 (Call 06/09/32)(a)	310	314,470
O’Reilly Automotive Inc., 4.70%, 06/15/32 (Call 03/15/32)(a)	295	293,224
Starbucks Corp., 3.00%, 02/14/32 (Call 11/14/31)(a)	425	379,202
Target Corp.
4.50%, 09/15/32 (Call 06/15/32)	510	514,131
6.35%, 11/01/32(a)	50	56,873
Walmart Inc., 4.15%, 09/09/32 (Call 06/09/32)(a)	455	458,594

		5,157,729

Semiconductors — 4.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	217	210,618
Analog Devices Inc., 4.25%, 10/01/32 (Call 07/01/32)	55	54,663
Broadcom Inc.
4.15%, 04/15/32 (Call 01/15/32)(b)	535	488,878
4.30%, 11/15/32 (Call 08/15/32)	680	624,315
Intel Corp.
4.00%, 12/15/32(a)	300	285,096
4.15%, 08/05/32 (Call 05/05/32)(a)	450	434,709
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)(a)	380	386,012
Micron Technology Inc., 2.70%, 04/15/32 (Call 01/15/32)	335	267,816
NXP BV/NXP Funding LLC/NXP USA Inc., 2.65%, 02/15/32 (Call 11/15/31)	433	356,809
QUALCOMM Inc. 1.65%, 05/20/32 (Call 02/20/32)(a)	465	374,911
4.25%, 05/20/32 (Call 02/20/32)	245	244,787
Texas Instruments Inc., 3.65%, 08/16/32 (Call 05/16/32)	165	157,270
TSMC Arizona Corp., 4.25%, 04/22/32 (Call 01/22/32)	425	421,030

		4,306,914

Software — 2.1%
Fidelity National Information Services Inc., 5.10%, 07/15/32 (Call 04/15/32)(a)	300	295,671
Oracle Corp., 6.25%, 11/09/32 (Call 08/09/32)	890	960,461
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)(a)	220	206,756
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	495	451,861

		1,914,749

Telecommunications — 6.4%
America Movil SAB de CV, 4.70%, 07/21/32 (Call 04/21/32)	300	297,504
AT&T Inc., 2.25%, 02/01/32 (Call 11/01/31)	975	797,277
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	265	219,152

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	$205	$267,230
Motorola Solutions Inc., 5.60%, 06/01/32 (Call 03/01/32)	250	253,808
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	805	724,355
Sprint Capital Corp., 8.75%, 03/15/32	745	911,284
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	358	317,023
T-Mobile USA Inc., 2.70%, 03/15/32 (Call 01/15/29)	416	351,042
Verizon Communications Inc., 2.36%, 03/15/32 (Call 12/15/31)	1,805	1,481,400
Vodafone Group PLC, 6.25%, 11/30/32(a)	210	228,990

		5,849,065

Transportation — 1.6%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	360	345,622
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	403	390,604
Norfolk Southern Corp., 3.00%, 03/15/32 (Call 12/15/31)	290	256,389
Union Pacific Corp., 2.80%, 02/14/32 (Call 11/14/31)	533	470,740

		1,463,355

Trucking & Leasing — 0.2%
GATX Corp., 3.50%, 06/01/32 (Call 03/01/32)	192	169,972

Water — 0.3%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)(a)	300	297,441

Total Long-Term Investments — 98.5% (Cost: $89,438,362)		90,258,724

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 13.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	12,471	$12,474,929
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	260	260,000

Total Short-Term Securities — 13.9% (Cost: $12,734,357)		12,734,929

Total Investments — 112.4% (Cost: $102,172,719)		102,993,653

Liabilities in Excess of Other Assets — (12.4)%		(11,356,503)

Net Assets — 100.0%		$91,637,150

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,614,258	$10,861,315	(a)	$—	$(1,715)	$1,071	$12,474,929	12,471	$14,198	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	230,000	(a)	—	—	—	260,000	260	2,963		—

					$(1,715)	$1,071	$12,734,929		$17,161		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2032 Term Corporate ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$90,258,724	$—	$90,258,724
Short-Term Securities
Money Market Funds	12,734,929	—	—	12,734,929

	$12,734,929	$90,258,724	$—	$102,993,653

See notes to financial statements.

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,269,402,785	$2,388,327,357	$1,960,636,200	$1,552,338,686
Investments, at value — affiliated(c)	253,129,031	185,370,543	82,934,369	102,533,066
Cash	8,397,598	7,601	6,994	2,184
Receivables:
Investments sold	5,217,000	—	391,047	9,867,539
Securities lending income — affiliated	152,619	58,966	26,981	13,591
Capital shares sold	—	5,314	11,699	152,192
Dividends — unaffiliated	1,835,710	—	—	—
Dividends — affiliated	127,621	78,998	38,723	132,356
Interest — unaffiliated	17,505,125	20,363,401	18,022,507	12,390,390

Total assets	2,555,767,489	2,594,212,180	2,062,068,520	1,677,430,004

LIABILITIES
Collateral on securities loaned, at value	252,419,501	160,557,702	74,726,314	67,652,203
Payables:
Investments purchased	23,170,448	16,436,652	4,195,236	10,913,659
Investment advisory fees	183,394	195,454	160,635	126,557

Total liabilities	275,773,343	177,189,808	79,082,185	78,692,419

NET ASSETS	$2,279,994,146	$2,417,022,372	$1,982,986,335	$1,598,737,585

NET ASSETS CONSIST OF
Paid-in capital	$2,288,992,447	$2,478,445,421	$2,055,991,748	$1,674,023,011
Accumulated loss	(8,998,301)	(61,423,049)	(73,005,413)	(75,285,426)

NET ASSETS	$2,279,994,146	$2,417,022,372	$1,982,986,335	$1,598,737,585

NET ASSETVALUE
Shares outstanding	90,450,000	98,150,000	80,700,000	67,250,000

Net asset value	$25.21	$24.63	$24.57	$23.77

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$2,282,271,174	$2,447,016,210	$2,029,538,453	$1,620,972,207
(b) Securities loaned, at value	$244,846,740	$156,098,380	$72,491,249	$66,048,063
(c) Investments, at cost — affiliated	$253,009,084	$185,320,760	$82,885,553	$102,506,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,374,306,409	$804,689,482	$522,420,342	$330,062,902
Investments, at value — affiliated(c)	109,185,378	43,135,543	54,645,670	35,955,740
Cash	6,380	6,190	614	517
Receivables:
Investments sold	3,853,725	2,217,793	1,458,545	1,353,300
Securities lending income — affiliated	38,012	11,295	20,466	8,167
Capital shares sold	27,483	11,309,246	77,011	2,894
Dividends — affiliated	12,553	12,702	13,518	7,353
Interest — unaffiliated	13,181,935	7,821,937	5,243,875	2,963,091

Total assets	1,500,611,875	869,204,188	583,880,041	370,353,964

LIABILITIES
Collateral on securities loaned, at value	105,202,051	42,868,221	50,963,135	34,209,646
Payables:
Investments purchased	2,800,603	9,122,297	1,406,607	985,947
Investment advisory fees	111,406	64,661	42,614	26,708

Total liabilities	108,114,060	52,055,179	52,412,356	35,222,301

NET ASSETS	$1,392,497,815	$817,149,009	$531,467,685	$335,131,663

NET ASSETS CONSIST OF
Paid-in capital	$1,442,140,700	$846,976,816	$550,003,257	$353,597,243
Accumulated loss	(49,642,885)	(29,827,807)	(18,535,572)	(18,465,580)

NET ASSETS	$1,392,497,815	$817,149,009	$531,467,685	$335,131,663

NET ASSETVALUE
Shares outstanding	58,350,000	32,700,000	23,200,000	15,550,000

Net asset value	$23.86	$24.99	$22.91	$21.55

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$1,416,534,131	$828,335,528	$536,360,422	$345,909,956
(b) Securities loaned, at value	$102,380,396	$41,977,898	$49,773,981	$33,395,580
(c) Investments, at cost — affiliated	$109,144,949	$43,119,716	$54,635,291	$35,948,087

See notes to financial statements.

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2032 Term Corporate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$317,697,214	$90,258,724
Investments, at value — affiliated(c)	35,905,707	12,734,929
Cash	5,492	742
Receivables:
Investments sold	1,165,216	203,797
Securities lending income — affiliated	8,880	4,737
Capital shares sold	516,601	1,358,572
Dividends — affiliated	3,859	830
Interest — unaffiliated	2,613,945	983,781

Total assets	357,916,914	105,546,112

LIABILITIES
Collateral on securities loaned, at value	34,929,705	12,476,323
Payables:
Investments purchased	657,005	1,425,551
Investment advisory fees	24,010	7,088

Total liabilities	35,610,720	13,908,962

NET ASSETS	$322,306,194	$91,637,150

NET ASSETS CONSIST OF
Paid-in capital	$327,528,707	$90,515,934
Accumulated earnings (loss)	(5,222,513)	1,121,216

NET ASSETS	$322,306,194	$91,637,150

NET ASSETVALUE
Shares outstanding	15,600,000	3,650,000

Net asset value	$20.66	$25.11

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$322,358,032	$89,438,362
(b) Securities loaned, at value	$34,103,843	$12,169,790
(c) Investments, at cost — affiliated	$35,902,811	$12,734,357
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF

INVESTMENT INCOME
Dividends — affiliated	$1,297,914	$154,064	$106,210	$272,425
Interest — unaffiliated	29,821,079	32,146,551	26,972,936	22,773,937
Securities lending income — affiliated — net	547,431	248,435	186,811	89,617
Other income — unaffiliated	—	—	16,488	—

Total investment income	31,666,424	32,549,050	27,282,445	23,135,979

EXPENSES
Investment advisory	1,076,813	1,114,873	871,596	703,192

Total expenses	1,076,813	1,114,873	871,596	703,192

Less:
Investment advisory fees waived	(27,994)	(3,044)	(2,219)	(5,292)

Total expenses after fees waived	1,048,819	1,111,829	869,377	697,900

Net investment income	30,617,605	31,437,221	26,413,068	22,438,079

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(539,469)	(1,913,209)	(3,104,711)	(5,523,757)
Investments — affiliated	30,797	(6,789)	11,944	3,169
Capital gain distributions from underlying funds — affiliated	56	6	1	1
In-kind redemptions — unaffiliated(a)	(85,805)	(85,831)	—	(106,272)

	(594,421)	(2,005,823)	(3,092,766)	(5,626,859)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	22,315,750	31,204,619	37,425,489	52,697,799
Investments — affiliated	141,081	41,866	39,568	24,469

	22,456,831	31,246,485	37,465,057	52,722,268

Net realized and unrealized gain	21,862,410	29,240,662	34,372,291	47,095,409

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,480,015	$60,677,883	$60,785,359	$69,533,488

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2023

	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF

INVESTMENT INCOME
Dividends — affiliated	$46,898	$48,266	$35,369	$23,162
Interest — unaffiliated	21,723,454	13,571,159	8,194,155	4,952,879
Securities lending income — affiliated — net	225,396	68,870	77,752	37,353
Other income — unaffiliated	38,250	—	—	—

Total investment income	22,033,998	13,688,295	8,307,276	5,013,394

EXPENSES
Investment advisory	568,619	331,720	192,365	123,420

Total expenses	568,619	331,720	192,365	123,420

Less:
Investment advisory fees waived	(975)	(997)	(708)	(479)

Total expenses after fees waived	567,644	330,723	191,657	122,941

Net investment income	21,466,354	13,357,572	8,115,619	4,890,453

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,643,599)	(5,872,025)	(1,928,988)	(2,102,249)
Investments — affiliated	6,224	(1,993)	(5,559)	(773)
Capital gain distributions from underlying funds — affiliated	1	1	1	1
In-kind redemptions — unaffiliated(a)	73,482	1,269,436	(310,662)	(253,217)

	(3,563,892)	(4,604,581)	(2,245,208)	(2,356,238)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	48,988,847	39,003,583	23,005,446	16,422,388
Investments — affiliated	44,827	15,802	11,051	10,049

	49,033,674	39,019,385	23,016,497	16,432,437

Net realized and unrealized gain	45,469,782	34,414,804	20,771,289	14,076,199

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,936,136	$47,772,376	$28,886,908	$18,966,652

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2023

	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2032 Term Corporate ETF

INVESTMENT INCOME
Dividends — affiliated	$19,305	$2,963
Interest — unaffiliated	4,864,584	1,323,848
Securities lending income — affiliated — net	35,017	14,198
Other income — unaffiliated	—	3,582

Total investment income	4,918,906	1,344,591

EXPENSES
Investment advisory	101,548	25,765

Total expenses	101,548	25,765

Less:
Investment advisory fees waived	(391)	(74)

Total expenses after fees waived	101,157	25,691

Net investment income	4,817,749	1,318,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,077,538)	(33,424)
Investments — affiliated	(4,432)	(1,715)

	(1,081,970)	(35,139)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	9,478,276	2,024,338
Investments — affiliated	3,673	1,071

	9,481,949	2,025,409

Net realized and unrealized gain	8,399,979	1,990,270

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,217,728	$3,309,170

See notes to financial statements.

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Dec 2023 Term Corporate ETF		iShares iBonds Dec 2024 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,617,605	$29,710,035	$31,437,221	$31,625,240
Net realized gain (loss)	(594,421)	281,549	(2,005,823)	(2,974,791)
Net change in unrealized appreciation (depreciation)	22,456,831	(60,765,502)	31,246,485	(117,932,988)

Net increase (decrease) in net assets resulting from operations	52,480,015	(30,773,918)	60,677,883	(89,282,539)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(27,714,635)	(33,412,700)	(29,561,778)	(30,641,920)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	278,882,022	374,059,008	431,832,271	569,682,147

NET ASSETS
Total increase in net assets	303,647,402	309,872,390	462,948,376	449,757,688
Beginning of period	1,976,346,744	1,666,474,354	1,954,073,996	1,504,316,308

End of period	$2,279,994,146	$1,976,346,744	$2,417,022,372	$1,954,073,996

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2025 Term Corporate ETF		iShares iBonds Dec 2026 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,413,068	$26,734,673	$22,438,079	$23,243,195
Net realized loss	(3,092,766)	(7,859,875)	(5,626,859)	(5,585,418)
Net change in unrealized appreciation (depreciation)	37,465,057	(127,295,981)	52,722,268	(136,164,615)

Net increase (decrease) in net assets resulting from operations	60,785,359	(108,421,183)	69,533,488	(118,506,838)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(24,528,262)	(27,936,378)	(21,089,028)	(22,178,867)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	468,037,065	358,919,259	313,834,509	515,725,970

NET ASSETS
Total increase in net assets	504,294,162	222,561,698	362,278,969	375,040,265
Beginning of period	1,478,692,173	1,256,130,475	1,236,458,616	861,418,351

End of period	$1,982,986,335	$1,478,692,173	$1,598,737,585	$1,236,458,616

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2027 Term Corporate ETF		iShares iBonds Dec 2028 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,466,354	$18,284,066	$13,357,572	$12,177,688
Net realized loss	(3,563,892)	(6,318,698)	(4,604,581)	(3,454,130)
Net change in unrealized appreciation (depreciation)	49,033,674	(100,116,448)	39,019,385	(70,373,086)

Net increase (decrease) in net assets resulting from operations	66,936,136	(88,151,080)	47,772,376	(61,649,528)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,625,322)	(16,945,371)	(12,429,432)	(11,114,352)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	463,328,951	464,085,708	228,712,911	320,736,916

NET ASSETS
Total increase in net assets	510,639,765	358,989,257	264,055,855	247,973,036
Beginning of period	881,858,050	522,868,793	553,093,154	305,120,118

End of period	$1,392,497,815	$881,858,050	$817,149,009	$553,093,154

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2029 Term Corporate ETF		iShares iBonds Dec 2030 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,115,619	$7,001,782	$4,890,453	$4,108,224
Net realized loss	(2,245,208)	(7,122,731)	(2,356,238)	(3,632,476)
Net change in unrealized appreciation (depreciation)	23,016,497	(38,336,943)	16,432,437	(30,546,016)

Net increase (decrease) in net assets resulting from operations	28,886,908	(38,457,892)	18,966,652	(30,070,268)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,294,781)	(6,234,703)	(4,335,717)	(3,750,977)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	227,039,117	185,847,584	135,313,439	79,353,399

NET ASSETS
Total increase in net assets	248,631,244	141,154,989	149,944,374	45,532,154
Beginning of period	282,836,441	141,681,452	185,187,289	139,655,135

End of period	$531,467,685	$282,836,441	$335,131,663	$185,187,289

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2031 Term Corporate ETF		iShares iBonds Dec 2032 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Period From 06/28/22(a) to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,817,749	$2,210,247	$1,318,900	$252,948
Net realized loss	(1,081,970)	(1,712,659)	(35,139)	(28,006)
Net change in unrealized appreciation (depreciation)	9,481,949	(13,984,690)	2,025,409	(1,204,475)

Net increase (decrease) in net assets resulting from operations	13,217,728	(13,487,102)	3,309,170	(979,533)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(4,100,966)	(1,780,923)	(1,026,005)	(182,416)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	209,926,014	102,350,752	72,993,081	17,522,853

NET ASSETS
Total increase in net assets	219,042,776	87,082,727	75,276,246	16,360,904
Beginning of period	103,263,418	16,180,691	16,360,904	—

End of period	$322,306,194	$103,263,418	$91,637,150	$16,360,904

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$24.92		$25.88	$26.19	$25.59	$24.09	$25.23

Net investment income(a)	0.35		0.43	0.48	0.68	0.79	0.76
Net realized and unrealized gain (loss)(b)	0.26		(0.90)	(0.29)	0.61	1.48	(1.16)

Net increase (decrease) from investment operations	0.61		(0.47)	0.19	1.29	2.27	(0.40)

Distributions(c)
From net investment income		(0.32)	(0.43)	(0.50)	(0.69)	(0.77)	(0.73)
From net realized gain	—		(0.06)	—	—	—	(0.01)

Total distributions		(0.32)	(0.49)	(0.50)	(0.69)	(0.77)	(0.74)

Net asset value, end of period	$25.21		$24.92	$25.88	$26.19	$25.59	$24.09

Total Return(d)
Based on net asset value	2.45	%(e)	(1.81)%	0.72%	5.13%	9.59%	(1.61)%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.84	%(g)	1.71%	1.83%	2.62%	3.18%	3.12%

Supplemental Data
Net assets, end of period (000)	$2,279,994		$1,976,347	$1,666,474	$1,306,696	$872,725	$478,261

Portfolio turnover rate(h)		0%	14%	12%	12%	5%	8%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$24.27		$26.09	$26.37	$25.71	$23.84	$25.13

Net investment income(a)	0.34		0.48	0.49	0.70	0.84	0.81
Net realized and unrealized gain (loss)(b)	0.35		(1.83)	(0.25)	0.67	1.85	(1.32)

Net increase (decrease) from investment operations	0.69		(1.35)	0.24	1.37	2.69	(0.51)

Distributions from net investment income(c)		(0.33)	(0.47)	(0.52)	(0.71)	(0.82)	(0.78)

Net asset value, end of period	$24.63		$24.27	$26.09	$26.37	$25.71	$23.84

Total Return(d)
Based on net asset value	2.79	%(e)	(5.22)%	0.90%	5.44%	11.48%	(2.06)%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.82	%(g)	1.90%	1.88%	2.69%	3.37%	3.35%

Supplemental Data
Net assets, end of period (000)	$2,417,022		$1,954,074	$1,504,316	$1,034,878	$649,122	$299,203

Portfolio turnover rate(h)		2%	9%	9%	8%	14%	6%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$24.04		$26.64	$27.05	$25.95	$23.62	$25.07

Net investment income(a)	0.37		0.51	0.52	0.71	0.85	0.84
Net realized and unrealized gain (loss)(b)	0.51		(2.57)	(0.38)	1.11	2.32	(1.48)

Net increase (decrease) from investment operations	0.88		(2.06)	0.14	1.82	3.17	(0.64)

Distributions(c)
From net investment income		(0.35)	(0.50)	(0.53)	(0.72)	(0.84)	(0.81)
From net realized gain	—		(0.04)	(0.02)	—	—	—

Total distributions		(0.35)	(0.54)	(0.55)	(0.72)	(0.84)	(0.81)

Net asset value, end of period	$24.57		$24.04	$26.64	$27.05	$25.95	$23.62

Total Return(d)
Based on net asset value	3.64	%(e)	(7.80)%	0.51%	7.16%	13.68%	(2.58)%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	3.03	%(g)	2.04%	1.92%	2.70%	3.42%	3.48%

Supplemental Data
Net assets, end of period (000)	$1,982,986		$1,478,692	$1,256,130	$845,365	$508,532	$330,724

Portfolio turnover rate(h)		2%	11%	8%	14%	6%	5%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$22.92		$26.22	$26.72	$25.50	$22.94	$24.53

Net investment income(a)	0.37		0.55	0.57	0.74	0.86	0.83
Net realized and unrealized gain (loss)(b)	0.83		(3.32)	(0.49)	1.22	2.54	(1.63)

Net increase (decrease) from investment operations	1.20		(2.77)	0.08	1.96	3.40	(0.80)

Distributions from net investment income(c)		(0.35)	(0.53)	(0.58)	(0.74)	(0.84)	(0.79)

Net asset value, end of period	$23.77		$22.92	$26.22	$26.72	$25.50	$22.94

Total Return(d)
Based on net asset value	5.29	%(e)	(10.69)%	0.29%	7.84%	15.11%	(3.31)%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	3.19	%(g)	2.26%	2.14%	2.84%	3.53%	3.54%

Supplemental Data
Net assets, end of period (000)	$1,598,738		$1,236,459	$861,418	$551,858	$368,465	$152,530

Portfolio turnover rate(h)		3%	5%	7%	5%	9%	3%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$22.82		$26.68	$27.00	$25.94	$23.18	$24.96

Net investment income(a)	0.44		0.67	0.59	0.77	0.89	0.89
Net realized and unrealized gain (loss)(b)	1.02		(3.92)	(0.30)	1.07	2.75	(1.79)

Net increase (decrease) from investment operations	1.46		(3.25)	0.29	1.84	3.64	(0.90)

Distributions from net investment income(c)		(0.42)	(0.61)	(0.61)	(0.78)	(0.88)	(0.88)

Net asset value, end of period	$23.86		$22.82	$26.68	$27.00	$25.94	$23.18

Total Return(d)
Based on net asset value	6.44	%(e)	(12.31)%	1.01%	7.21%	16.00%	(3.67)%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	3.78	%(g)	2.73%	2.18%	2.94%	3.60%	3.75%

Supplemental Data
Net assets, end of period (000)	$1,392,498		$881,858	$522,869	$337,505	$250,336	$136,744

Portfolio turnover rate(h)		3%	10%	4%	10%	4%	5%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19	Period From 09/18/18(a) to 10/31/18

Net asset value, beginning of period	$23.64		$28.52	$28.91	$27.76		$24.77	$25.00

Net investment income(b)	0.49		0.79	0.71	0.86		1.01	0.12
Net realized and unrealized gain (loss)(c)	1.33		(4.94)	(0.38)	1.13		3.06	(0.35)

Net increase (decrease) from investment operations	1.82		(4.15)	0.33	1.99		4.07	(0.23)

Distributions(d)
Distributions from net investment income		(0.47)	(0.73)	(0.72)	(0.84)		(1.08)	—
From net realized gain	—		—	—	(0.00	)(e)	—	—

Total distributions		(0.47)	(0.73)	(0.72)	(0.84)		(1.08)	—

Net asset value, end of period	$24.99		$23.64	$28.52	$28.91		$27.76	$24.77

Total Return(f)
Based on net asset value	7.74	%(g)	(14.77)%	1.09%	7.33%		16.87%	(0.92	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.10	%(i)	0.10%	0.10%	0.10%		0.10%	0.10	%(i)

Total expenses after fees waived	0.10	%(i)	0.10%	0.10%	0.10%		0.10%	0.10	%(i)

Net investment income	4.03	%(i)	3.08%	2.45%	3.04%		3.79%	4.22	%(i)

Supplemental Data
Net assets, end of period (000)	$817,149		$553,093	$305,120	$206,673		$112,437	$38,399

Portfolio turnover rate(j)		7%	8%	10%	7%		6%	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Rounds to less than $0.01.

(f)	Where applicable, assumes the reinvestment of distributions.

(g)	Not annualized.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 09/17/19(a) to 10/31/19

Net asset value, beginning of period	$21.59		$26.48	$26.88	$25.53	$25.00

Net investment income(b)	0.47		0.75	0.61	0.70	0.09
Net realized and unrealized gain (loss)(c)	1.29		(4.98)	(0.40)	1.35	0.44

Net increase (decrease) from investment operations	1.76		(4.23)	0.21	2.05	0.53

Distributions from net investment income(d)		(0.44)	(0.66)	(0.61)	(0.70)	—

Net asset value, end of period	$22.91		$21.59	$26.48	$26.88	$25.53

Total Return(e)
Based on net asset value	8.20	%(f)	(16.19)%	0.78%	8.17%	2.12	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)

Net investment income	4.22	%(h)	3.20%	2.28%	2.69%	2.84	%(h)

Supplemental Data
Net assets, end of period (000)	$531,468		$282,836	$141,681	$84,656	$17,872

Portfolio turnover rate(i)		3%	12%	4%	9%	1%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Period From 06/23/20(a) to 10/31/20

Net asset value, beginning of period	$20.13		$25.16	$25.56	$25.17

Net investment income(b)	0.42		0.62	0.51	0.18
Net realized and unrealized gain (loss)(c)	1.38		(5.08)	(0.42)	0.33

Net increase (decrease) from investment operations	1.80		(4.46)	0.09	0.51

Distributions from net investment income(d)		(0.38)	(0.57)	(0.49)	(0.12)

Net asset value, end of period	$21.55		$20.13	$25.16	$25.56

Total Return(e)
Based on net asset value	9.00	%(f)	(17.98)%	0.36%	2.03	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%	0.10%	0.10	%(h)

Net investment income	3.96	%(h)	2.74%	2.01%	1.93	%(h)

Supplemental Data
Net assets, end of period (000)	$335,132		$185,187	$139,655	$35,783

Portfolio turnover rate(i)		4%	7%	4%	4%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Period From 06/22/21(a) to 10/31/21

Net asset value, beginning of period	$19.30		$24.89	$25.00

Net investment income(b)	0.48		0.79	0.20
Net realized and unrealized gain (loss)(c)	1.33		(5.75)	(0.17)

Net increase (decrease) from investment operations	1.81		(4.96)	0.03

Distributions from net investment income(d)		(0.45)	(0.63)	(0.14)

Net asset value, end of period	$20.66		$19.30	$24.89

Total Return(e)
Based on net asset value	9.44	%(f)	(20.24)%	0.16	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%	0.10	%(h)

Net investment income	4.74	%(h)	3.72%	2.21	%(h)

Supplemental Data
Net assets, end of period (000)	$322,306		$103,263	$16,181

Portfolio turnover rate(i)		3%	5%	15%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2032 Term Corporate ETF

	Six Months Ended 04/30/23 (unaudited)		Period From 06/28/22(a) to 10/31/22

Net asset value, beginning of period	$23.37		$24.98

Net investment income(b)	0.63		0.42
Net realized and unrealized gain (loss)(c)	1.68		(1.74)

Net increase (decrease) from investment operations	2.31		(1.32)

Distributions from net investment income(d)		(0.57)	(0.29)

Net asset value, end of period	$25.11		$23.37

Total Return(e)
Based on net asset value	9.90	%(f)	(5.34	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10	%(h)

Net investment income	5.12	%(h)	4.97	%(h)

Supplemental Data
Net assets, end of period (000)	$91,637		$16,361

Portfolio turnover rate(i)		3%	4%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Dec 2023 Term Corporate	Diversified
iBonds Dec 2024 Term Corporate	Diversified
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Diversified
iBonds Dec 2028 Term Corporate	Diversified
iBonds Dec 2029 Term Corporate	Diversified
iBonds Dec 2030 Term Corporate	Non-diversified
iBonds Dec 2031 Term Corporate	Non-diversified
iBonds Dec 2032 Term Corporate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBonds Dec 2023 Term Corporate
Barclays Bank PLC	$22,464,543	$(22,464,543)	$—		$—
BMO Capital Markets Corp.	9,891,029	(9,891,029)	—		—
BNP Paribas SA	1,412,006	(1,412,006)	—		—
BofA Securities, Inc.	8,613,774	(8,613,774)	—		—
Citigroup Global Markets, Inc.	9,732,846	(9,732,846)	—		—
Credit Suisse Securities (USA) LLC	249,848	(249,848)	—		—
Deutsche Bank Securities, Inc.	111,562	(111,562)	—		—
Goldman Sachs & Co. LLC	14,533,183	(14,533,183)	—		—
J.P. Morgan Securities LLC	73,282,312	(73,282,312)	—		—
Morgan Stanley	71,482,464	(71,482,464)	—		—
Nomura Securities International, Inc.	2,851,901	(2,851,901)	—		—
Pershing LLC	26,703,074	(26,703,074)	—		—
Scotia Capital (USA) Inc	197,918	(197,918)	—		—
TD Prime Services LLC	1,553,056	(1,553,056)	—		—
Wells Fargo Securities LLC	1,767,224	(1,767,224)	—		—

	$244,846,740	$(244,846,740)	$—		$—

iBonds Dec 2024 Term Corporate
Barclays Bank PLC	$24,907,704	$(24,907,704)	$—		$—
Barclays Capital, Inc.	3,528,364	(3,528,364)	—		—
BMO Capital Markets Corp.	3,239,004	(3,239,004)	—		—
BNP Paribas SA	4,171,499	(4,171,499)	—		—
BofA Securities, Inc.	5,445,325	(5,445,325)	—		—
Citigroup Global Markets, Inc.	1,073,192	(1,073,192)	—		—
Credit Suisse Securities (USA) LLC	99,621	(99,621)	—		—
Deutsche Bank Securities, Inc.	2,382,394	(2,382,394)	—		—
Goldman Sachs & Co. LLC	11,912,775	(11,912,775)	—		—
HSBC Securities (USA), Inc.	432,157	(432,157)	—		—
J.P. Morgan Securities LLC	32,543,465	(32,543,465)	—		—
Morgan Stanley	48,357,286	(48,357,286)	—		—
Nomura Securities International, Inc.	191,840	(191,840)	—		—
Pershing LLC	13,305,681	(13,305,681)	—		—
Toronto-Dominion Bank	1,973,780	(1,973,780)	—		—
Wells Fargo Securities LLC	2,534,293	(2,534,293)	—		—

	$156,098,380	$(156,098,380)	$—		$—

iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$9,753,525	$(9,753,525)	$—		$—
BMO Capital Markets Corp.	744,073	(744,073)	—		—
BNP Paribas SA	3,586,101	(3,586,101)	—		—
BofA Securities, Inc.	2,601,486	(2,601,486)	—		—
Citigroup Global Markets, Inc.	680,201	(680,201)	—		—
Credit Suisse Securities (USA) LLC	20,280	(20,280)	—		—
Deutsche Bank Securities, Inc.	6,775,597	(6,775,597)	—		—
Goldman Sachs & Co. LLC	4,422,265	(4,422,265)	—		—
HSBC Securities (USA), Inc.	26,067	(26,067)	—		—
J.P. Morgan Securities LLC	17,945,245	(17,945,245)	—		—
Jefferies LLC	13,608	(13,608)	—		—
Morgan Stanley	7,190,462	(7,190,462)	—		—
Pershing LLC	14,690,541	(14,690,541)	—		—
TD Securities (USA) LLC	2,095,065	(2,095,065)	—		—
Wells Fargo Securities LLC	1,946,733	(1,946,733)	—		—

	$72,491,249	$(72,491,249)	$—		$—

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$6,145,342	$(6,145,342)	$—		$—
BMO Capital Markets Corp.	566,642	(566,642)	—		—
BNP Paribas SA	806,216	(806,216)	—		—
Citigroup Global Markets, Inc.	2,831,857	(2,831,857)	—		—
Credit Suisse Securities (USA) LLC	2,680,873	(2,680,873)	—		—
Goldman Sachs & Co. LLC	4,286,763	(4,286,763)	—		—
HSBC Securities (USA), Inc.	112,594	(112,594)	—		—
J.P. Morgan Securities LLC	9,606,956	(9,595,209)	—		11,747	(b)
Jefferies LLC	108,871	(108,871)	—		—
Morgan Stanley	17,043,550	(17,043,550)	—		—
Nomura Securities International, Inc.	1,631,092	(1,631,092)	—		—
Pershing LLC	4,015,684	(4,015,684)	—		—
RBC Capital Markets LLC	9,211,063	(9,211,063)	—		—
Scotia Capital (USA), Inc.	1,272,628	(1,272,628)	—		—
State Street Bank & Trust Co.	2,222,278	(2,222,278)	—		—
TD Prime Services LLC	1,817,080	(1,817,080)	—		—
Wells Fargo Securities LLC	1,688,574	(1,688,574)	—		—

	$66,048,063	$(66,036,316)	$—		$11,747

iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$21,816,661	$(21,816,661)	$—		$—
BMO Capital Markets Corp.	394,472	(394,472)	—		—
BNP Paribas SA	980,375	(980,375)	—		—
BofA Securities, Inc.	3,803,446	(3,803,446)	—		—
Citigroup Global Markets, Inc.	1,126,660	(1,126,660)	—		—
Goldman Sachs & Co. LLC	17,750,669	(17,750,669)	—		—
J.P. Morgan Securities LLC	20,988,158	(20,988,158)	—		—
Jefferies LLC	169,053	(169,053)	—		—
Morgan Stanley	13,465,262	(13,465,262)	—		—
Nomura Securities International, Inc.	3,437,814	(3,437,814)	—		—
Pershing LLC	8,878,123	(8,878,123)	—		—
RBC Capital Markets LLC	8,360,220	(8,360,220)	—		—
Scotia Capital (USA), Inc.	529,720	(529,720)	—		—
State Street Bank & Trust Co.	80,349	(80,349)	—		—
Wells Fargo Securities LLC	599,414	(599,414)	—		—

	$102,380,396	$(102,380,396)	$—		$—

iBonds Dec 2028 Term Corporate
Barclays Capital, Inc.	$5,920,630	$(5,920,630)	$—		$—
BMO Capital Markets Corp.	1,363,017	(1,363,017)	—		—
BNP Paribas SA	156,716	(156,716)	—		—
BofA Securities, Inc.	2,620,278	(2,620,278)	—		—
Citigroup Global Markets, Inc.	95,169	(95,169)	—		—
Goldman Sachs & Co. LLC	1,470,081	(1,470,081)	—		—
HSBC Securities (USA), Inc.	519,662	(519,662)	—		—
J.P. Morgan Securities LLC	20,489,626	(20,489,626)	—		—
Jefferies LLC	302,020	(302,020)	—		—
Pershing LLC	5,698,407	(5,698,407)	—		—
State Street Bank & Trust Co.	2,827,297	(2,827,297)	—		—
TD Prime Services LLC	514,995	(514,995)	—		—

	$41,977,898	$(41,977,898)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$6,000,236	$(6,000,236)	$—		$—
Barclays Capital, Inc.	2,786,228	(2,786,228)	—		—
BMO Capital Markets Corp.	87,242	(87,242)	—		—
BNP Paribas SA	8,815,787	(8,815,787)	—		—
BofA Securities, Inc.	3,179,680	(3,179,680)	—		—
Credit Suisse Securities (USA) LLC	1,682,754	(1,682,754)	—		—
Goldman Sachs & Co. LLC	2,504,147	(2,504,147)	—		—
J.P. Morgan Securities LLC	15,060,284	(15,060,284)	—		—
Jefferies LLC	403,027	(403,027)	—		—
Pershing LLC	3,712,694	(3,712,694)	—		—
RBC Capital Markets LLC	1,793,294	(1,793,294)	—		—
Scotia Capital (USA), Inc.	357,557	(357,557)	—		—
State Street Bank and Trust Company	431,342	(431,342)	—		—
Wells Fargo Securities LLC	2,959,709	(2,959,709)	—		—

	$49,773,981	$(49,773,981)	$—		$—

iBonds Dec 2030 Term Corporate
Barclays Bank PLC	$10,763,442	$(10,763,442)	$—		$—
Barclays Capital, Inc.	879,751	(879,751)	—		—
BMO Capital Markets Corp.	1,021,676	(1,021,676)	—		—
BNP Paribas SA	5,193,642	(5,193,642)	—		—
BofA Securities, Inc.	1,232,642	(1,232,642)	—		—
Citigroup Global Markets, Inc.	279,101	(279,101)	—		—
Credit Suisse Securities (USA) LLC	69,648	(69,648)	—		—
J.P. Morgan Securities LLC	5,356,662	(5,356,662)	—		—
Jefferies LLC	1,058,687	(1,058,687)	—		—
Nomura Securities International, Inc.	893,410	(893,410)	—		—
Pershing LLC	2,291,051	(2,291,051)	—		—
RBC Capital Markets LLC	1,760,913	(1,760,913)	—		—
State Street Bank & Trust Co.	771,471	(771,471)	—		—
Toronto-Dominion Bank	1,819,299	(1,819,299)	—		—
Wells Fargo Securities LLC	4,185	(4,185)	—		—

	$33,395,580	$(33,395,580)	$—		$—

iBonds Dec 2031 Term Corporate
Barclays Bank PLC	$8,790,720	$(8,790,720)	$—		$—
Barclays Capital, Inc.	1,048,810	(1,048,810)	—		—
BNP Paribas SA	6,000,110	(6,000,110)	—		—
BofA Securities, Inc.	977,412	(977,412)	—		—
Citigroup Global Markets, Inc.	117,164	(117,164)	—		—
J.P. Morgan Securities LLC	9,232,211	(9,232,211)	—		—
Jefferies LLC	283,771	(283,771)	—		—
Nomura Securities International Inc.	1,232,147	(1,232,147)	—		—
RBC Capital Markets LLC	2,857,675	(2,857,675)	—		—
Scotia Capital (USA), Inc.	1,236,772	(1,236,772)	—		—
State Street Bank & Trust Co.	754,912	(754,912)	—		—
Toronto-Dominion Bank	372,199	(372,199)	—		—
UBS AG	1,199,940	(1,199,940)	—		—

	$34,103,843	$(34,103,843)	$—		$—

iBonds Dec 2032 Term Corporate
BMO Capital Markets Corp.	$213,680	$(213,680)	$—		$—
BNP Paribas SA	234,369	(234,369)	—		—
J.P. Morgan Securities LLC	7,434,125	(7,434,125)	—		—
Jefferies LLC	1,266,699	(1,266,699)	—		—
RBC Capital Markets LLC	2,177,986	(2,177,986)	—		—
Scotia Capital (USA) Inc	436,995	(436,995)	—		—
UBS AG	509	(506)	—		3
Wells Fargo Securities LLC	405,427	(405,427)	—		—

	$12,169,790	$(12,169,787)	$—		$3

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of April 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
iBonds Dec 2023 Term Corporate	$27,994
iBonds Dec 2024 Term Corporate	3,044
iBonds Dec 2025 Term Corporate	2,219
iBonds Dec 2026 Term Corporate	5,292
iBonds Dec 2027 Term Corporate	975
iBonds Dec 2028 Term Corporate	997
iBonds Dec 2029 Term Corporate	708
iBonds Dec 2030 Term Corporate	479
iBonds Dec 2031 Term Corporate	391
iBonds Dec 2032 Term Corporate	74

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
iBonds Dec 2023 Term Corporate	$171,411
iBonds Dec 2024 Term Corporate	76,520
iBonds Dec 2025 Term Corporate	57,862
iBonds Dec 2026 Term Corporate	29,823
iBonds Dec 2027 Term Corporate	66,677
iBonds Dec 2028 Term Corporate	22,103
iBonds Dec 2029 Term Corporate	23,194
iBonds Dec 2030 Term Corporate	12,965
iBonds Dec 2031 Term Corporate	11,307
iBonds Dec 2032 Term Corporate	4,426

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2023 Term Corporate	$—	$556,001,335
iBonds Dec 2024 Term Corporate	49,207,690	44,605,320
iBonds Dec 2025 Term Corporate	41,482,192	29,244,517
iBonds Dec 2026 Term Corporate	41,348,847	40,270,068
iBonds Dec 2027 Term Corporate	45,553,114	33,473,382
iBonds Dec 2028 Term Corporate	106,057,200	49,487,270
iBonds Dec 2029 Term Corporate	24,774,223	12,328,039
iBonds Dec 2030 Term Corporate	24,786,413	11,174,759
iBonds Dec 2031 Term Corporate	13,546,824	5,679,400
iBonds Dec 2032 Term Corporate	2,777,542	1,666,679

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2023 Term Corporate	$8,222,762	$4,830,172
iBonds Dec 2024 Term Corporate	482,776,299	61,809,535
iBonds Dec 2025 Term Corporate	458,430,580	—
iBonds Dec 2026 Term Corporate	383,998,181	102,217,594
iBonds Dec 2027 Term Corporate	448,893,524	3,468,722
iBonds Dec 2028 Term Corporate	202,866,751	35,342,370
iBonds Dec 2029 Term Corporate	216,842,990	5,177,464
iBonds Dec 2030 Term Corporate	133,130,097	12,828,089
iBonds Dec 2031 Term Corporate	198,119,565	—
iBonds Dec 2032 Term Corporate	70,839,821	—

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds Dec 2023 Term Corporate	$829,310
iBonds Dec 2024 Term Corporate	4,975,778
iBonds Dec 2025 Term Corporate	5,160,941
iBonds Dec 2026 Term Corporate	4,544,315
iBonds Dec 2027 Term Corporate	7,877,147
iBonds Dec 2028 Term Corporate	4,102,089
iBonds Dec 2029 Term Corporate	4,158,568
iBonds Dec 2030 Term Corporate	1,313,151
iBonds Dec 2031 Term Corporate	650,362
iBonds Dec 2032 Term Corporate	27,619

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2023 Term Corporate	$2,536,138,119	$1,370,129	$(14,976,432)	$(13,606,303)
iBonds Dec 2024 Term Corporate	2,634,067,722	1,529,681	(61,899,503)	(60,369,822)
iBonds Dec 2025 Term Corporate	2,113,598,309	1,480,039	(71,507,779)	(70,027,740)
iBonds Dec 2026 Term Corporate	1,724,343,848	911,305	(70,383,401)	(69,472,096)
iBonds Dec 2027 Term Corporate	1,526,060,280	2,126,561	(44,695,054)	(42,568,493)
iBonds Dec 2028 Term Corporate	871,651,715	1,627,241	(25,453,931)	(23,826,690)
iBonds Dec 2029 Term Corporate	591,099,568	915,335	(14,948,891)	(14,033,556)
iBonds Dec 2030 Term Corporate	381,942,218	642,657	(16,566,233)	(15,923,576)
iBonds Dec 2031 Term Corporate	358,268,336	360,689	(5,026,104)	(4,665,415)
iBonds Dec 2032 Term Corporate	102,173,310	955,691	(135,348)	820,343

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements (unaudited) (continued)

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.	CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2023 Term Corporate
Shares sold	13,350,000	$334,073,217	23,650,000	$594,523,386
Shares redeemed	(2,200,000)	(55,191,195)	(8,750,000)	(220,464,378)

	11,150,000	$278,882,022	14,900,000	$374,059,008

iBonds Dec 2024 Term Corporate
Shares sold	20,300,000	$496,658,455	32,250,000	$803,251,027
Shares redeemed	(2,650,000)	(64,826,184)	(9,400,000)	(233,568,880)

	17,650,000	$431,832,271	22,850,000	$569,682,147

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/23		Year Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2025 Term Corporate
Shares sold	19,200,000	$468,037,065	23,350,000	$584,219,375
Shares redeemed	—	—	(9,000,000)	(225,300,116)

	19,200,000	$468,037,065	14,350,000	$358,919,259

iBonds Dec 2026 Term Corporate
Shares sold	17,950,000	$421,362,941	28,950,000	$704,648,594
Shares redeemed	(4,650,000)	(107,528,432)	(7,850,000)	(188,922,624)

	13,300,000	$313,834,509	21,100,000	$515,725,970

iBonds Dec 2027 Term Corporate
Shares sold	19,850,000	$466,841,143	20,550,000	$499,361,459
Shares redeemed	(150,000)	(3,512,192)	(1,500,000)	(35,275,751)

	19,700,000	$463,328,951	19,050,000	$464,085,708

iBonds Dec 2028 Term Corporate
Shares sold	10,750,000	$264,771,260	13,200,000	$332,466,369
Shares redeemed	(1,450,000)	(36,058,349)	(500,000)	(11,729,453)

	9,300,000	$228,712,911	12,700,000	$320,736,916

iBonds Dec 2029 Term Corporate
Shares sold	10,350,000	$232,397,910	10,900,000	$254,511,977
Shares redeemed	(250,000)	(5,358,793)	(3,150,000)	(68,664,393)

	10,100,000	$227,039,117	7,750,000	$185,847,584

iBonds Dec 2030 Term Corporate
Shares sold	7,000,000	$148,458,917	4,700,000	$102,471,945
Shares redeemed	(650,000)	(13,145,478)	(1,050,000)	(23,118,546)

	6,350,000	$135,313,439	3,650,000	$79,353,399

iBonds Dec 2031 Term Corporate
Shares sold	10,250,000	$209,926,014	6,100,000	$128,940,921
Shares redeemed	—	—	(1,400,000)	(26,590,169)

	10,250,000	$209,926,014	4,700,000	$102,350,752

	Six Months Ended 04/30/23		Period Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2032 Term Corporate
Shares sold	2,950,000	$72,993,081	700,000	$17,522,853

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF, iShares iBonds Dec 2031 Term Corporate ETF and iShares iBonds Dec 2032 Term Corporate ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBonds Dec 2024 Term Corporate	$0.325646	$—	$—	$0.325646	100%	—%	—%	100%
iBonds Dec 2025 Term Corporate	0.347211	—	—	0.347211	100	—	—	100
iBonds Dec 2026 Term Corporate	0.353871	—	—	0.353871	100	—	—	100
iBonds Dec 2027 Term Corporate	0.415303	—	—	0.415303	100	—	—	100
iBonds Dec 2028 Term Corporate	0.469670	—	—	0.469670	100	—	—	100
iBonds Dec 2029 Term Corporate	0.444486	—	—	0.444486	100	—	—	100
iBonds Dec 2030 Term Corporate	0.381821	—	—	0.381821	100	—	—	100
iBonds Dec 2031 Term Corporate	0.451493	—	—	0.451493	100	—	—	100

S U P P L E M E N T A L I N F O R M A T I O N	117

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1012-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | Cboe BZX

•  iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX

•  iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX

•  iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX

•  iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX

•  iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the ”Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	1.43%	1.66%	2.02%	1.68%	1.66%	10.50%	10.62%
Fund Market	1.47	1.56	2.01	1.68	1.56	10.47	10.63
Index	1.60	1.96	2.25	1.83	1.96	11.78	11.61

The inception date of the Fund was April 11, 2017. The first day of secondary market trading was April 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,014.30	$ 0.90		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets(a)

AAA	36.3%
AA+	22.0
AA	13.3
AA-	12.7
A+	3.6
A	1.5
A-	1.9
BBB+	0.7
BBB	0.2
Not Rated	9.7
Short-Term and Other Assets	(1.9)

TEN LARGEST STATES

State(a)	Percent of Net Assets

New York	14.1%
California	13.4
Texas	7.4
Washington	5.7
Virginia	5.2
Maryland	4.3
Florida	3.3
Connecticut	3.2
North Carolina	3.1
Nevada	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the ”Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	1.77%	1.45%	2.07%	1.95%	1.45%	10.78%	10.38%
Fund Market	1.77	1.39	2.06	1.95	1.39	10.71	10.40
Index	1.91	1.67	2.23	2.07	1.67	11.66	11.03

The inception date of the Fund was March 20, 2018. The first day of secondary market trading was March 22, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,017.70	$ 0.90		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets(a)

AAA	32.2%
AA+	23.2
AA	12.6
AA-	11.6
A+	5.6
A	1.6
A-	1.7
BBB+	0.4
Not Rated	9.7
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	12.3%
Texas	11.9
New York	8.3
Maryland	4.7
Washington	4.4
Virginia	3.6
Ohio	3.3
Massachusetts	2.9
North Carolina	2.8
Georgia	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2024 and before December 2, 2025, as represented by the S&P AMT-Free Municipal Series Dec 2025 IndexTM (the ”Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.65%	1.69%	2.38%	1.69%	11.06%
Fund Market	3.02	1.73	2.41	1.73	11.20
Index	2.76	1.85	2.30	1.85	10.68

The inception date of the Fund was November 13, 2018. The first day of secondary market trading was November 15, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,026.50	$ 0.90		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets(a)

AAA	33.7%
AA+	22.4
AA	14.9
AA-	11.4
A+	4.4
A	1.9
A-	1.8
BBB+	0.3
Not Rated	7.8
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	12.6%
Texas	11.3
New York	7.7
Washington	5.0
Virginia	4.5
Maryland	3.6
Ohio	3.3
Massachusetts	3.3
Illinois	2.9
Florida	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2026, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	3.59%	2.21%	1.25%	2.21%	5.22%
Fund Market	3.94	2.24	1.28	2.24	5.34
Index	3.75	2.23	1.35	2.23	5.60

The inception date of the Fund was April 2, 2019. The first day of secondary market trading was April 4, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,035.90	$ 0.91		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets(a)

AAA	30.3%
AA+	22.0
AA	13.6
AA-	14.3
A+	5.8
A	1.7
A-	2.3
BBB+	0.7
Not Rated	7.9
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	13.7%
Texas	10.7
New York	9.6
Washington	4.6
Virginia	3.9
Maryland	3.3
Florida	3.3
Illinois	3.0
Massachusetts	3.0
Pennsylvania	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2027, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.76%	3.12%	1.43%	3.12%	5.95%
Fund Market	4.83	3.21	1.48	3.21	6.16
Index	4.95	2.88	1.49	2.88	6.17

The inception date of the Fund was April 9, 2019. The first day of secondary market trading was April 11, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,047.60	$ 0.91		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets(a)

AAA	28.6%
AA+	23.2
AA	15.3
AA-	13.9
A+	3.9
A	1.6
A-	3.1
BBB+	0.3
Not Rated	8.7
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	13.0%
New York	10.4
Texas	8.5
Washington	4.5
Maryland	4.4
Illinois	4.3
Virginia	3.4
Ohio	3.0
North Carolina	2.7
Pennsylvania	2.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2028, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 IndexTM (the ”Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.94%	3.87%	1.62%	3.87%	6.70%
Fund Market	6.23	4.09	1.69	4.09	7.00
Index	6.08	3.61	1.56	3.61	6.45

The inception date of the Fund was April 16, 2019. The first day of secondary market trading was April 18, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,059.40	$ 0.92		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets(a)

AAA	30.5%
AA+	20.8
AA	14.0
AA-	13.5
A+	3.5
A	1.9
A-	1.9
BBB+	0.6
Not Rated	11.8
Short-Term and Other Assets	1.5

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	13.6%
New York	11.6
Texas	10.5
Maryland	4.9
Washington	4.6
Virginia	4.1
Illinois	3.3
Ohio	3.1
Florida	2.7
Pennsylvania	2.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$300	$301,614
Series A, 5.00%, 09/01/23	325	326,910
Series B, 5.00%, 09/01/23	540	543,174
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	100,138
Series A, 3.00%, 06/01/23	335	334,896
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/23	365	368,313
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	130	130,000
Series D, 5.00%, 05/01/23	115	115,000
State of Alabama GO
Series A, 5.00%, 08/01/23	255	256,107
Series A, 5.00%, 11/01/23	500	504,539
Series C, 5.00%, 08/01/23	250	251,085
Series C, 5.00%, 11/01/23	290	292,633
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	255	255,682
University of Alabama at Birmingham RB
5.00%, 10/01/23	700	704,781
Series A, 5.00%, 10/01/23	135	135,922

		4,620,794

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	165,964
State of Alaska GO, Series B, 5.00%, 08/01/23	100	100,372

		266,336

Arizona — 2.5%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	460	461,306
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	460	462,627
Arizona State University RB
5.00%, 08/01/23	150	150,632
Series B, 5.00%, 07/01/23	220	220,606
Series C, 5.00%, 07/01/23	295	295,813
Arizona Transportation Board RB
5.00%, 07/01/23	2,105	2,110,978
Series A, 5.00%, 07/01/23	100	100,284
Arizona Water Infrastructure Finance Authority RB, Series A,
5.00%, 10/01/23	170	171,295
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	35,094
City of Phoenix AZ GO, 5.00%, 07/01/23	190	190,552
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	735	737,152
5.50%, 07/01/23 (NPFGC)	85	85,320
Series A, 5.00%, 07/01/23	575	576,657
Series B, 5.00%, 07/01/23	775	777,261
Series D, 5.00%, 07/01/23	590	591,479
SeriesB, 5.00%, 07/01/23	140	140,414
City of Scottsdale AZ GO, 5.00%, 07/01/23	120	120,337
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	420	421,193
County of Pima AZ GOL, 4.00%, 07/01/23	350	350,447
County of Pima Sewer System Revenue
5.00%, 07/01/23	405	406,170
5.00%, 07/01/23 (ETM)	205	205,514
Maricopa County Community College District GO, 5.00%, 07/01/23	2,200	2,206,247

Security	Par (000)	Value

Arizona (continued)
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	$75	$75,207
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	40,081
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/23	330	330,964
Series B, 5.00%, 07/01/23	175	175,511
Phoenix AZ, 4.00%, 07/01/23	685	685,866
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	135,438
State of Arizona
5.00%, 09/01/23	75	75,418
5.00%, 09/01/23 (ETM)	185	186,026
University of Arizona (The) RB
5.00%, 06/01/23	215	215,288
5.00%, 08/01/23	180	180,759

		12,917,936

Arkansas — 0.2%
State of Arkansas GO
4.25%, 06/01/23	80	80,060
5.00%, 10/01/23	965	971,990
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	105,967

		1,158,017

California — 13.4%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,608
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	176,376
Bay Area Toll Authority RB, VRDN, 3.10%, 04/01/55 (Put 04/28/23)(b)	3,700	3,700,000
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	79,313
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	25,249
Series A, 5.00%, 11/15/23	15	15,150
Series B, 5.00%, 11/15/23	110	111,127
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/23	185	186,409
California State Public Works Board RB
5.00%, 09/01/23	200	201,308
Series A, 5.00%, 09/01/23	175	176,145
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	15,024
Series B, 5.00%, 10/01/23	665	670,505
Series C, 5.00%, 11/01/23	105	106,057
Series D, 5.00%, 09/01/23	600	603,924
Series F, 5.00%, 05/01/23	940	940,000
Series F, 5.00%, 09/01/23	255	256,668
Series G, 5.00%, 09/01/23	20	20,131
Series H, 5.00%, 06/01/23	195	195,252
Series I, 5.00%, 11/01/23	545	550,487
California State University RB
5.00%, 11/01/23	270	272,531
Series A, 5.00%, 11/01/23	1,085	1,095,169
Series C, 5.00%, 11/01/23 (AGM)	240	242,357
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	210	210,453
City of Los Angeles CA GO, 5.00%, 09/01/23	350	352,382

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/23	$100	$100,068
Series B, 5.00%, 06/01/23	125	125,184
City of Los Angeles Department of Airports RB, 5.00%, 05/15/23	2,000	2,001,344
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	745	752,389
Series B, 5.00%, 11/01/23	100	100,992
Coast Community College District GO
5.00%, 08/01/26 (PR 08/01/23)	1,200	1,205,448
Series A, 5.00%, 08/01/23	100	100,447
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	230	231,752
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	185	185,280
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/23	50	50,146
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	148,774
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	192,292
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	140,657
Grossmont Union High School District GO, 4.00%, 08/01/23	125	125,282
Huntington Beach Union High School District GO, 5.00%, 08/01/23	175	175,760
Laguna Beach Unified School District GO, 4.00%, 08/01/23	155	155,315
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	49,180
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	103,852
Long Beach Community College District GO
5.00%, 08/01/23	115	115,528
Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	165,000
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	450	452,110
Series C, 5.00%, 08/01/23	535	537,509
Los Angeles County CA, 4.00%, 06/30/23	2,000	2,002,816
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/23	125	125,365
Series A, 5.00%, 06/01/23	585	585,832
Series A, 5.00%, 07/01/23	1,470	1,474,296
Series C, 5.00%, 07/01/23	185	185,507
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/23	410	413,224
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/23	135	135,404
Los Angeles Department of Water & Power RB
5.00%, 07/01/23	500	501,561
VRDN, 3.35%, 07/01/34 (Put 05/01/23)(b)	3,500	3,500,000
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23	250	250,747
Series A, 5.00%, 07/01/23	445	446,369
Series B, 4.00%, 07/01/23	150	150,206
Series B, 5.00%, 07/01/23	165	165,493
Series D, 4.00%, 07/01/23	205	205,282
Series E, 5.00%, 07/01/23	165	165,493
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	355	356,061

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 07/01/23	$670	$670,922
Series A, 5.00%, 07/01/23	2,255	2,261,740
Series B-1, 5.00%, 07/01/23	1,000	1,002,989
Series C, 5.00%, 07/01/23	185	185,553
Metropolitan Water District of Southern California RB
5.00%, 07/01/23	995	997,958
Series A, 5.00%, 07/01/23	150	150,446
Series B, 5.00%, 09/01/23	75	75,461
Series E, 5.00%, 07/01/23	2,500	2,507,723
Modesto Irrigation District RB, 5.00%, 10/01/23	230	231,761
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	20,088
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	475	479,617
Newport Mesa Unified School District GO, Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	50	49,628
Northern California Power Agency RB, 5.00%, 08/01/23	75	75,359
Orange County Water District RB, 5.00%, 08/15/23	375	377,068
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	198,288
Rancho Santiago Community College District GO, 4.00%, 09/01/23	50	50,139
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	1,010	1,011,502
Sacramento Municipal Utility District RB
5.00%, 08/15/23	250	251,191
Series D, 5.00%, 08/15/23	125	125,596
Series F, 5.00%, 08/15/23	50	50,238
San Diego Community College District GO
0.00%, 08/01/23(a)	35	34,715
5.00%, 08/01/23	125	125,558
San Diego County Water Authority RB, 5.00%, 05/01/23	100	100,000
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	65	65,569
San Diego Unified School District/CA GO
5.00%, 07/01/23	335	335,974
Series A, 0.00%, 07/01/23 (NPFGC)(a)	150	149,227
Series H-2, 3.00%, 07/01/23	200	199,904
Series H-2, 5.00%, 07/01/23	350	351,017
Series J-2, 5.00%, 07/01/23	135	135,392
San Diego Unified School District/CA RB, Series N-2, 5.00%, 07/01/23	225	225,654
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/23	1,250	1,255,987
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/23	135	135,000
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/23	100	100,815
San Jose Evergreen Community College District GO
5.00%, 09/01/23	180	181,207
Series A, 5.00%, 09/01/23	285	286,912
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	25,035
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23 (NPFGC)(a)	160	158,412
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	180	180,618
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	140	140,390
Series A, 5.00%, 09/01/23	125	125,755

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 0.00%, 09/01/23 (NPFGC)(a)	$160	$158,355
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/23	500	502,233
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	105,067
Santa Clara Unified School District GO, 5.00%, 07/01/23	850	852,527
Santa Monica Community College District GO, Series A, 5.00%, 08/01/23	290	291,367
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	100	99,141
Series B, 4.00%, 08/01/23	200	200,446
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/23	390	391,153
State of California Department of Water Resources RB
5.00%, 12/01/23	125	126,404
5.00%, 12/01/24 (PR 06/01/23)	1,000	1,001,413
Series AS, 5.00%, 12/01/23	370	374,157
Series AW, 5.00%, 12/01/23	390	394,382
Series AX, 5.00%, 12/01/23	415	419,663
Series BA, 5.00%, 12/01/23	235	237,640
State of California GO
4.00%, 05/01/23	330	330,000
4.00%, 10/01/23	315	316,258
4.00%, 11/01/23	200	200,984
5.00%, 08/01/23	2,015	2,024,500
5.00%, 09/01/23	3,095	3,114,732
5.00%, 10/01/23	1,030	1,038,312
5.00%, 11/01/23	3,270	3,302,110
5.00%, 12/01/23	945	955,891
Series B, 5.00%, 08/01/23	715	718,371
Series B, 5.00%, 09/01/23	1,660	1,670,583
Torrance Unified School District GO
5.00%, 08/01/23	115	115,514
5.00%, 08/01/39 (PR 08/01/23)	230	231,021
University of California RB
Series AF, 5.00%, 05/15/23	335	335,222
Series AK, VRDN, 5.00%, 05/15/48(b)	4,825	4,828,047
Series AO, 5.00%, 05/15/23	795	795,526
Series AR, 4.00%, 05/15/23	210	210,064
West Valley-Mission Community College District GO, 5.00%, 08/01/23	500	502,233

		69,059,314

Colorado — 2.2%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/23 (SAW)	725	732,518
Adams County School District No. 1 GO, 4.00%, 12/01/23 (SAW)	250	251,238
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,070	1,081,404
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	130	130,883
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/23	225	226,969
Series A, 5.00%, 11/15/23	5,675	5,724,660
Series B, 5.00%, 11/15/23	200	201,750
City & County of Denver Co. GO, 5.00%, 08/01/23	1,000	1,004,465
City of Boulder Water & Sewer Revenue, 5.00%, 12/01/23	100	101,095
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	100,955
Colorado Health Facilities Authority, 5.00%, 11/01/23	400	402,547

Security	Par (000)	Value

Colorado (continued)
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	$565	$571,185
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	118,637
University of Colorado RB, Series A-2, 5.00%, 06/01/23	390	390,538

		11,038,844

Connecticut — 3.2%
City of Stamford CT GO, 5.00%, 06/01/23	100	100,138
Connecticut State Health & Educational Facilities Authority RB, VRDN, 3.55%, 07/01/42 (Put 04/28/23)(b)	11,000	11,000,000
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	125,184
State of Connecticut GO
4.00%, 10/15/23	250	250,993
5.00%, 07/15/23	1,025	1,028,729
Series A, 5.00%, 10/15/23	535	539,511
Series B, 3.00%, 06/01/23	150	149,963
Series B, 5.00%, 05/15/23	335	335,213
Series D, 5.00%, 06/15/23	120	120,254
Series D, 5.00%, 09/15/23	480	483,261
Series E, 5.00%, 09/01/23	190	191,148
Series E, 5.00%, 10/15/23	100	100,843
Series F, 5.00%, 09/15/23	175	176,189
Series F, 5.00%, 11/15/23	270	272,722
Series H, 5.00%, 11/15/23	120	121,210
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/23	275	276,166
Series A, 5.00%, 09/01/23	190	191,091
Series A, 5.00%, 10/01/23	775	780,646
Series B, 5.00%, 08/01/23	290	291,230
Series B, 5.00%, 10/01/23	100	100,729

		16,635,220

Delaware — 0.4%
City of Wilmington DE GO, 3.00%, 06/01/23	160	159,946
County of New Castle DE GO, 5.00%, 10/01/23	215	216,664
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,325	1,328,873
State of Delaware GO
Series B, 5.00%, 07/01/23	265	265,783
Series D, 5.00%, 07/01/23	210	210,621

		2,181,887

District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/23	2,205	2,208,189
Series B, 5.00%, 06/01/23	350	350,506
District of Columbia RB
5.00%, 07/15/23	20	20,063
5.00%, 12/01/23	1,000	1,010,081
Series A, 5.00%, 12/01/23	470	474,738
Series C, 5.00%, 10/01/23	120	120,844
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	185	186,409
Series B, 5.00%, 10/01/23	215	216,540
Series C, 5.00%, 10/01/23	130	130,990
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/23	100	100,267
Series A, 5.00%, 07/15/23	500	501,665
Series A-1, 5.00%, 07/01/23	170	170,455
Series B, 5.00%, 07/01/23	220	220,588

		5,711,335

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 3.3%
City of Jacksonville FL RB
5.00%, 10/01/23	$110	$110,729
Series C, 5.00%, 10/01/23	100	100,695
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	136,028
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	35,232
City of Tampa FL Sales Tax Revenue RB, 5.00%, 10/01/23	100	100,741
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/23	110	110,706
Series C, 5.25%, 10/01/28 (PR 10/01/23)	800	806,775
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	330	331,900
County of Miami-Dade FL GO
5.00%, 07/01/23	25	25,073
Series 2015-D, 5.00%, 07/01/23	290	290,852
Series A, 5.00%, 07/01/23	390	391,146
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	461,291
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	1,310	1,319,922
Series B, 5.00%, 10/01/23	215	216,628
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	110,842
County of Palm Beach FL Water & Sewer Revenue RB, 5.00%, 10/01/28 (PR 10/01/23)	1,240	1,249,238
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	180	181,319
Florida Department of Environmental Protection RB
5.00%, 07/01/23	635	636,729
Series A, 5.00%, 07/01/23	765	767,083
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	210	210,912
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	170	171,238
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	700	701,988
Series B, 5.00%, 07/01/23	625	626,775
Series C, 5.00%, 07/01/23	25	25,071
Hillsborough County School Board COP
5.00%, 07/01/23	100	100,226
Series A, 5.00%, 07/01/23	60	60,135
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	185	185,794
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	115	115,116
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	90,368
Series D, 5.00%, 08/01/23	50	50,205
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	270	272,157
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	285	286,559
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	150	150,284
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	115	115,470
Series B, 5.00%, 08/01/23	250	251,023
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	20,069
Reedy Creek Improvement District GOL
5.00%, 06/01/23	125	125,126
Series A, 5.00%, 06/01/23	255	255,258

Security	Par (000)	Value

Florida (continued)
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	$285	$285,667
Series B, 5.00%, 07/01/23	170	170,398
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	20,055
State of Florida Department of Transportation RB, 5.00%, 07/01/23	100	100,284
State of Florida Department of Transportation Turnpike System Revenue RB, Series B, 5.00%, 07/01/23	140	140,398
State of Florida GO
5.00%, 06/01/23	1,000	1,001,372
5.00%, 07/01/23	50	50,148
Series A, 5.00%, 06/01/23	705	705,968
Series A, 5.00%, 07/01/23	955	957,823
Series B, 5.00%, 06/01/23	640	640,879
Series C, 5.00%, 06/01/23	355	355,488
Series E, 5.00%, 06/01/23	210	210,288
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	255	255,728
Series B, 5.00%, 07/01/23	700	701,999
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	110	110,491

		16,903,689

Georgia — 1.4%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/23	390	391,075
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	160	161,500
Series A, 5.00%, 11/01/23	125	126,172
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	60,592
County of DeKalb GA GO, 5.00%, 12/01/23	125	126,368
County of DeKalb GA Water & Sewerage Revenue RB, 5.00%, 10/01/23	225	226,723
Development Authority for Fulton County RB, 5.00%, 11/01/23	125	126,129
Georgia State Road & Tollway Authority RB
5.00%, 10/01/23 (MUN GOVT GTD)	3,000	3,022,970
Series A, 5.00%, 06/01/23	150	150,213
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	502,233
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/23	250	250,735
Private Colleges & Universities Authority RB, 5.00%, 09/01/23	250	251,536
State of Georgia GO
Series A, 5.00%, 07/01/23	785	787,307
Series C, 5.00%, 07/01/23	75	75,220
Series C-1, 5.00%, 07/01/23	175	175,514
Series E, 5.00%, 12/01/23	870	879,574

		7,313,861

Hawaii — 1.3%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	556,576
City & County of Honolulu HI GO
5.00%, 07/01/23	275	275,781
5.00%, 08/01/23	220	220,955
5.00%, 11/01/23	110	110,999
Series A, 5.00%, 09/01/23	355	357,086

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series A, 5.00%, 10/01/23	$200	$201,490
Series B, 4.00%, 10/01/23	100	100,338
Series B, 5.00%, 09/01/23	360	362,116
Series B, 5.00%, 10/01/23	450	453,352
Series C, 5.00%, 10/01/23	145	146,080
Series E, 4.00%, 09/01/23	145	145,380
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	75,441
State of Hawaii GO
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	500	502,108
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	326,330
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	522,127
Series EO, 5.00%, 08/01/23 (ETM)	50	50,205
Series EP, 5.00%, 08/01/23	545	547,366
Series EY, 5.00%, 10/01/23	385	387,868
Series EZ, 5.00%, 10/01/23	160	161,192
Series FE, 5.00%, 10/01/23	300	302,235
Series FG, 4.00%, 10/01/23	135	135,456
Series FG, 5.00%, 10/01/23	70	70,521
Series FH, 5.00%, 10/01/23	115	115,857
Series FK, 4.00%, 05/01/23	200	200,000
Series FK, 5.00%, 05/01/23	215	215,000
Series FN, 5.00%, 10/01/23	130	130,968

		6,672,827

Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	330	331,099

Illinois — 1.7%
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/23	200	200,182
Illinois Finance Authority RB
5.00%, 07/01/23	700	702,034
5.00%, 10/01/23	100	100,737
5.00%, 12/01/23	320	323,411
VRDN, 3.80%, 07/01/38 (Put 04/28/23)(b)	2,200	2,200,000
Series A, 5.00%, 10/01/23	280	282,063
State of Illinois GO
5.00%, 05/01/23	625	625,000
5.00%, 06/01/23	165	165,175
5.00%, 07/01/23	235	235,511
5.00%, 08/01/23	380	381,258
5.38%, 05/01/23	145	145,000
Series A, 5.00%, 10/01/23	200	201,126
Series B, 5.00%, 10/01/23	460	462,590
Series B, 5.00%, 12/01/23	50	50,396
Series D, 5.00%, 11/01/23	2,415	2,431,464
State of Illinois RB
5.00%, 06/15/23	325	325,645
First Series, 6.00%, 06/15/23 (NPFGC)	90	90,284
Series C, 4.00%, 06/15/23	25	25,020

		8,946,896

Indiana — 0.7%
Ball State University, Series R, 5.00%, 07/01/23	240	240,662
Indiana Finance Authority RB
5.00%, 10/01/23	425	428,121
Series 2, 5.00%, 10/01/23	255	256,868
Series A, 5.00%, 06/01/23	120	120,156
Series A, 5.00%, 12/01/23	110	110,925
Series C, 5.00%, 12/01/23	1,285	1,298,769

Security	Par (000)	Value

Indiana (continued)
Indiana University RB
Series A, 5.00%, 06/01/23	$175	$175,247
Series X, 5.00%, 08/01/23	185	185,821
Purdue University COP
5.25%, 07/01/23	145	145,490
Series A, 5.00%, 07/01/23	215	215,639
Purdue University RB
5.00%, 07/01/23	130	130,386
Series A, 4.00%, 07/01/23	85	85,116
Series BB-1, 5.00%, 07/01/23	75	75,223

		3,468,423

Iowa — 0.3%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	220,304
Iowa City Community School District Infrastructure Sales Services & Use Tax, RB, 5.00%, 06/01/23	55	55,071
Iowa Finance Authority RB, 5.00%, 08/01/23	300	301,340
State of Iowa RB
5.00%, 06/15/23	145	145,277
Series A, 5.00%, 06/01/23	690	690,884

		1,412,876

Kansas — 0.2%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	135	135,190
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	190	190,000
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	95	95,328
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	690	693,941
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	100,434

		1,214,893

Kentucky — 0.1%
Kentucky Asset Liability Commission RB, 5.25%, 09/01/23	500	503,096
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	145	145,098

		648,194

Louisiana — 1.4%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	25,053
State of Louisiana GO
4.00%, 05/15/30 (PR 05/15/23)	1,500	1,500,337
5.00%, 08/01/23	120	120,536
5.00%, 10/01/23	4,000	4,030,627
Series A, 4.00%, 09/01/23	85	85,237
Series C, 5.00%, 07/15/23	150	150,546
Series C, 5.00%, 08/01/23	500	502,232
Series D-1, 5.00%, 12/01/23	275	278,010
State of Louisiana RB
5.00%, 09/01/23	365	367,206
Series A, 5.00%, 06/15/23	300	300,635

		7,360,419

Maine — 0.9%
Maine Municipal Bond Bank RB
5.00%, 11/01/23	1,165	1,175,633
Series A, 5.00%, 09/01/23	860	864,940
Series A, 5.00%, 11/01/23	125	126,141
Series C, 5.00%, 11/01/23	225	227,054
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	90,250

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
State of Maine GO
Series B, 5.00%, 06/01/23	$990	$991,374
Series D, 5.00%, 06/01/23	1,250	1,251,736

		4,727,128

Maryland — 4.3%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	201,759
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	330	331,008
County of Anne Arundel MD GOL, 5.00%, 10/01/23	1,565	1,576,982
County of Baltimore MD GO
5.00%, 08/01/23	100	100,447
5.00%, 11/01/23	180	181,679
County of Charles MD GO
5.00%, 10/01/23	1,030	1,037,673
5.00%, 11/01/23	10	10,091
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	241,072
County of Harford MD GO
5.00%, 07/01/23	1,500	1,504,384
5.00%, 09/15/23	260	261,766
County of Montgomery MD
5.00%, 11/01/23	830	837,535
5.00%, 11/01/26 (PR 11/01/23)	1,000	1,009,078
County of Montgomery MD GO
5.00%, 11/01/23	125	126,135
Series A, 5.00%, 11/01/23	865	872,852
Series A, 5.00%, 12/01/23	675	682,194
Series B, 5.00%, 11/01/23	1,265	1,276,484
Series B, 5.00%, 12/01/23	620	626,608
Series C, 5.00%, 10/01/23	295	297,198
County of Prince George’s MD COP, 5.00%, 10/15/23	25	25,183
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	120,815
County of Prince George’s MD GOL
5.00%, 07/01/23	250	250,756
Series A, 5.00%, 07/01/23	235	235,710
Maryland State Transportation Authority RB, 5.00%, 07/01/23	665	666,855
State of Maryland Department of Transportation RB
4.00%, 09/01/23	355	355,990
5.00%, 09/01/23	200	201,209
5.00%, 10/01/23	910	916,968
5.00%, 12/01/23	125	126,368
State of Maryland GO
First Series, 5.00%, 06/01/23	1,720	1,722,826
Second Series, 5.00%, 08/01/23	90	90,463
Series A, 5.00%, 08/01/23	510	512,621
Series B, 4.00%, 08/01/23	595	596,608
Series C, 5.00%, 08/01/23	3,435	3,452,653
Washington Suburban Sanitary Commission RB
4.00%, 06/01/23 (GTD)	85	85,064
5.00%, 06/01/23 (GTD)	770	771,158
5.00%, 06/15/23 (GTD)	575	576,323

		21,882,515

Massachusetts — 2.3%
City of Boston MA GO, 5.00%, 11/01/23	2,000	2,018,650
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	390	390,821
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	175,517
Series A, 4.20%, 08/01/23 (AMBAC)	100	100,257
Series A, 5.00%, 07/01/23	430	431,271

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 08/01/23	$70	$70,359
Series B, 5.25%, 09/01/23 (AGM)	990	996,854
Series C, 5.00%, 10/01/23	325	327,515
Series C, 5.50%, 12/01/23 (AMBAC)	840	851,689
Series D, 5.00%, 07/01/23	390	391,153
Series E, 5.00%, 11/01/23	985	994,283
Series H, 5.00%, 12/01/23	120	121,327
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	375	375,521
Massachusetts Bay Transportation Authority Assessment Revenue RB, 5.00%, 07/01/23	420	421,228
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	250	250,739
Series B, 5.25%, 07/01/23	485	486,629
Series C, 5.50%, 07/01/23	75	75,282
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/23	160	160,484
Series A, 5.00%, 07/01/23	325	325,961
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	255	256,139
Massachusetts Development Finance Agency RB, 5.00%, 07/15/23	125	125,473
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	425	425,262
Series A, 5.00%, 11/15/23 (ETM)	85	85,831
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	325,188
Series A, 5.00%, 05/15/43 (PR 05/15/23)	500	500,308
Series C, 4.00%, 08/15/23 (ETM)	60	60,143
Massachusetts State College Building Authority RB
4.00%, 05/01/23 (ST HGR ED INTERCEPT PROG)	140	140,000
4.00%, 05/01/23 (ETM) (ST HGR ED INTERCEPT PROG)	10	10,000
5.00%, 05/01/23 (ST INTERCEPT)	100	100,000
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	195	195,929
Series B, 5.25%, 08/01/23 (AGM)	275	276,478
University of Massachusetts Building Authority RB 5.00%, 11/01/23	100	100,932
Series 2021-1, 5.00%, 11/01/23	345	348,217

		11,915,440

Michigan — 1.2%
County of Macomb MI GOL, 4.00%, 05/01/23	100	100,000
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	340	340,790
Michigan Finance Authority, 5.00%, 10/01/23	195	196,437
Michigan Finance Authority RB
5.00%, 11/15/23	50	50,462
Series B, 5.00%, 10/01/23	270	271,989
Michigan State Building Authority RB, Series I, 5.00%, 10/15/23	430	433,432
State of Michigan GO
5.00%, 12/01/23	75	75,821
Series A, 5.00%, 05/01/23	55	55,000
Series A, 5.00%, 12/01/23	190	192,080
Series B, 5.00%, 11/01/23	20	20,187
State of Michigan Trunk Line Revenue RB 5.00%, 11/15/23	2,070	2,090,097
Series A, 5.00%, 11/15/23	130	131,262
University of Michigan RB, Series D-2, VRDN, 3.75%, 12/01/29 Put(b)	2,000	2,000,000

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	$100	$100,979

		6,058,536

Minnesota — 2.5%
City of Minneapolis MN GO, 4.00%, 12/01/23	250	251,224
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	25,264
County of Hennepin MN GO
5.00%, 12/01/23	595	601,685
Series C, 5.00%, 12/01/23	410	414,607
Series A, 5.00%, 12/01/23	95	96,067
Series C, 5.00%, 12/01/23	70	70,786
Metropolitan Council GO, Series B, 5.00%, 12/01/23	3,715	3,755,667
Minnesota Municipal Power Agency RB
4.00%, 10/01/23	265	265,949
5.00%, 10/01/23	140	141,072
State of Minnesota GO
5.00%, 09/01/23	1,770	1,780,696
5.00%, 10/01/23	750	755,743
Series D, 5.00%, 10/01/23	100	100,766
Series A, 5.00%, 08/01/23	610	612,724
Series A, 5.00%, 09/01/23	1,000	1,006,043
Series B, 5.00%, 08/01/23	840	843,751
Series B, 5.00%, 10/01/23	250	251,914
Series D, 5.00%, 08/01/23	770	773,438
Series F, 5.00%, 10/01/23	285	287,182
State of Minnesota RB, Series A, 5.00%, 06/01/23	585	585,831
University of Minnesota, 5.00%, 09/01/23	100	100,588

		12,720,997

Mississippi — 0.2%
State of Mississippi GO
5.00%, 12/01/27 (PR 12/01/23)	770	778,206
Series F, 5.25%, 10/01/23	215	216,821

		995,027

Missouri — 0.7%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	235	235,961
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	175	175,000
Metropolitan St. Louis Sewer District Wastewater System RB, 5.00%, 05/01/23	660	660,000
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	100,000
Series A, 5.00%, 05/01/23	355	355,000
Series B, 5.00%, 05/01/23	125	125,000
Series S, 5.00%, 05/01/23	690	690,000
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	425	428,184
Series B, 5.00%, 10/01/23	415	418,109
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 07/01/23	160	160,468
Series B, 5.00%, 07/01/23	440	441,286

		3,789,008

Nevada — 2.7%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	115,161
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	300,592
Series A, 5.00%, 06/15/23	300	300,592

Security	Par (000)	Value

Nevada (continued)
Series B, 5.00%, 06/15/23	$260	$260,513
Series D, 5.00%, 06/15/23	2,500	2,504,932
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	1,160	1,163,178
County of Clark Department of Aviation RB
5.00%, 07/01/23	235	235,636
Series A, 5.00%, 07/01/23	150	150,406
County of Clark NV, 5.00%, 06/01/23	260	260,376
County of Clark NV GOL
5.00%, 06/01/23	75	75,108
5.00%, 11/01/23	1,100	1,110,421
5.00%, 12/01/23	200	202,224
Series A, 5.00%, 11/01/23	355	358,363
County of Clark NV Passenger Facility Charge Revenue RB,
5.00%, 07/01/23	380	381,028
County of Clark NV RB, 5.00%, 07/01/23	1,050	1,052,720
Las Vegas Valley Water District GOL
5.00%, 06/01/23	1,180	1,181,629
Series A, 5.00%, 06/01/23	570	570,787
Series B, 5.00%, 12/01/23	155	156,652
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	40,110
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	150,418
Series B, 5.00%, 07/01/23	100	100,279
State of Nevada GOL
5.00%, 11/01/23	1,000	1,008,584
Series H-1, 5.00%, 06/01/23	210	210,273
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	1,415	1,431,144
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	305	305,891
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	190,247
Series F, 5.00%, 06/01/23	40	40,053

		13,857,317

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	125,330
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/23	315	316,583
5.00%, 08/15/23 (ST INTERCEPT)	220	221,105
Series B, 5.00%, 08/15/23	100	100,503
Series C, 5.25%, 08/15/23 (HERBIP)	100	100,573
Series E, 5.00%, 08/15/23	125	125,628

		989,722

New Jersey — 1.7%
County of Monmouth NJ GO, 5.00%, 07/15/23	115	115,418
Monmouth County Improvement Authority (The) RB
5.00%, 07/15/23	160	160,615
Series B, 4.00%, 08/01/23 (GTD)	115	115,262
Series B, 5.00%, 12/01/23 (GTD)	245	247,823
New Jersey Economic Development Authority, 5.00%, 11/01/23	100	100,686
New Jersey Economic Development Authority RB
5.00%, 06/15/23	150	150,254
Series B, 5.00%, 11/01/23 (SAP)	620	624,253
Series DDD, 5.00%, 06/15/23	125	125,212
Series N-1, 5.50%, 09/01/23 (NPFGC)	200	201,202
Series UU, 5.00%, 06/15/23	50	50,085

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series XX, 5.00%, 06/15/23 (SAP)	$1,035	$1,036,753
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	95	95,108
5.00%, 06/15/23	140	140,237
5.00%, 07/01/23	400	401,189
Series B, 5.00%, 07/01/23	50	50,149
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	405	405,647
Series A, 5.75%, 06/15/23 (NPFGC)	100	100,257
Series AA, 5.00%, 06/15/23	505	505,855
State of New Jersey GO
5.00%, 06/01/23	560	560,658
Series A, 4.00%, 06/01/23	2,930	2,931,123
Series T, 5.00%, 06/01/23	350	350,411

		8,468,197

New Mexico — 0.8%
County of Santa Fe NM GO, 5.00%, 07/01/23	205	205,599
County of Santa Fe NM RB, 5.00%, 06/01/23	185	185,263
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	145	145,290
Series B, 5.00%, 06/01/23	140	140,193
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	155,450
Series A, 5.00%, 07/01/23	2,090	2,096,074
Series B, 4.00%, 07/01/23	415	415,537
Series B, 5.00%, 07/01/23	40	40,116
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	195	195,242
Series C, 5.00%, 06/01/23	295	295,366

		3,874,130

New York — 14.1%
City of New York NY GO
3.75%, 08/01/40 (Put 04/28/23)(b)	400	400,000
5.00%, 08/01/23	375	376,674
Series 1, 5.00%, 08/01/23	525	527,344
Series A, 4.00%, 08/01/23	150	150,305
Series A, 5.00%, 08/01/23	345	346,540
Series A-1, 5.00%, 08/01/23	320	321,429
Series C, 5.00%, 08/01/23	2,095	2,104,353
Series C-1, 5.00%, 08/01/23	2,250	2,260,047
Series D, 5.00%, 08/01/23	35	35,156
Series D-1, 5.00%, 08/01/23	50	50,223
Series E, 5.00%, 08/01/23	460	462,055
Series G, 5.00%, 08/01/23	705	708,148
Series H, 5.00%, 08/01/23	765	768,416
Series I, 5.00%, 08/01/23	885	888,952
Series J, 5.00%, 08/01/23	850	853,796
County of Albany NY GOL, 4.00%, 08/01/23	105	105,242
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/23 (SAW)	250	250,000
Long Island Power Authority RB 5.00%, 09/01/23	400	402,152
Series A, 5.00%, 09/01/23	150	150,807
Metropolitan Transportation Authority RB
4.00%, 11/15/23	200	200,211
Series A, 5.00%, 11/15/23	10	10,102
Series A-1, 5.00%, 11/15/23	50	50,316
Series A-2, 5.00%, 11/15/23	195	196,230
Series B, 5.00%, 11/15/23	1,635	1,645,301

Security	Par (000)	Value

New York (continued)
Series B-3, 5.00%, 11/15/23	$55	$55,347
Series C, 5.00%, 11/15/23	395	397,492
Series C-1, 5.00%, 11/15/23	915	920,773
Series D, 5.00%, 11/15/23	400	402,524
Series F, 5.00%, 11/15/23	140	140,883
New York City Municipal Water Finance Authority RB
4.00%, 06/15/36 (Put 04/28/23)(b)	14,000	14,000,000
VRDN, 3.75%, 06/15/43 (Put 04/28/23)(b)	4,000	4,000,000
Series AA-2, 5.00%, 06/15/23	960	961,969
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	650	652,245
Series S-2, 5.00%, 07/15/23 (SAW)	370	371,248
Series S-3, 5.00%, 07/15/23 (SAW)	200	200,674
Series S-4A, 5.00%, 07/15/23 (SAW)	270	270,951
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/23	180	180,786
5.00%, 08/01/23 (ETM)	35	35,134
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	4,035	4,071,630
Series A-1, 4.00%, 08/01/23	125	125,242
Series A-1, 5.00%, 08/01/23	1,590	1,596,941
Series B-1, 4.00%, 08/01/23	100	100,193
Series B-1, 5.00%, 11/01/23	100	100,908
Series C, 5.00%, 11/01/23	2,020	2,038,214
Series C-4, VRDN, 3.75%, 11/01/36(b)	10,000	10,000,000
Series D, 5.00%, 11/01/23	315	317,860
Sub-Series C, 5.00%, 11/01/23	645	650,855
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	175,153
Series BB2, 4.00%, 06/15/23	135	135,126
Series DD, 5.00%, 06/15/23	385	385,790
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	25,216
Series B, 5.00%, 11/15/23	20	20,152
New York State Dormitory Authority RB
5.00%, 07/01/23	100	100,262
VRDN, 3.45%, 09/01/39 (Put 04/28/23)(b)	10,000	10,000,000
Series A, 4.00%, 10/01/23 (SAW)	240	240,761
Series A, 5.00%, 07/01/23	110	110,303
Series A, 5.00%, 10/01/23 (AGM)	65	65,420
Series A, 5.00%, 10/01/23 (SAW)	150	151,087
Series A, 5.50%, 05/15/23 (NPFGC)	205	205,162
Series B, 5.00%, 07/01/23	315	315,832
Series B, 5.00%, 10/01/23	200	201,531
Series E, 5.00%, 10/01/23 (SAW)	50	50,362
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	200,137
5.00%, 06/15/23	705	706,606
Series B, 5.00%, 06/15/23	110	110,250
Series D, 5.00%, 09/15/23	175	176,273
Port Authority of New York & New Jersey RB
4.00%, 12/01/23	165	165,808
5.00%, 07/15/23	355	356,248
5.00%, 10/15/23	130	131,061
5.00%, 11/15/23	310	313,026
Series 179, 5.00%, 12/01/23	350	353,710

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	$855	$861,791
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	285	287,904
Series A, 5.00%, 11/15/23	140	141,426
Series A, 5.00%, 11/15/23	1,050	1,060,698
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	100,128
Series B, 4.00%, 11/15/23	380	381,867
Series B, 5.00%, 11/15/23	345	348,515

		72,733,273

North Carolina — 3.1%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	50,070
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	40,426
City of Charlotte NC GO
5.00%, 07/01/23	2,700	2,707,891
5.00%, 12/01/23	775	783,484
City of Charlotte NC Storm Water Revenue, 5.00%, 12/01/23	900	909,852
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/23	2,000	2,005,845
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	20,028
County of Buncombe NC RB
5.00%, 06/01/23	335	335,471
Series A, 5.00%, 06/01/23	200	200,281
County of Durham NC GO
5.00%, 06/01/23	150	150,213
5.00%, 10/01/23	200	201,531
County of Forsyth NC GO, 5.00%, 12/01/23	255	257,718
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	685,000
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/23	100	100,611
Series B, 5.00%, 12/01/23	140	141,549
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	297,259
County of Union NC GO, 5.00%, 09/01/23	1,820	1,830,938
County of Wake NC GO, Series B, 4.00%, 05/01/23	125	125,000
County of Wake NC RB
5.00%, 09/01/23	150	150,911
Series A, 5.00%, 12/01/23	465	470,117
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	15,017
North Carolina State University at Raleigh, 5.00%, 10/01/42 (PR 10/01/23)	1,250	1,259,054
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	200	201,449
State of North Carolina, 4.00%, 05/01/23	540	540,000
State of North Carolina GO
5.00%, 06/01/23	65	65,093
Series A, 5.00%, 06/01/23	1,790	1,792,559
Series D, 4.00%, 06/01/23	75	75,048
State of North Carolina RB
Series A, 5.00%, 05/01/23	260	260,000
Series C, 5.00%, 05/01/23	155	155,000

		15,827,415

North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	105,804

Ohio — 2.4%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	190	192,080

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GO
5.00%, 07/01/30 (PR 07/01/23)	$1,250	$1,253,549
Series 1, 5.00%, 07/01/23	200	200,584
Series 5, 5.00%, 08/15/23	270	271,403
Series A, 4.00%, 07/01/23	25	25,033
Series A, 5.00%, 08/15/23	130	130,676
Series A, 5.00%, 08/15/28 (PR 08/15/23)	225	226,133
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	271,403
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	475	479,651
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	320	323,300
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	165,926
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	625	625,385
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/23	110	111,045
5.00%, 12/01/23 (ETM)	45	45,428
Series A, 5.00%, 12/01/23	165	166,568
Ohio State University (The) RB
5.00%, 12/01/23	610	615,973
Series A, 5.00%, 12/01/23	395	398,686
Ohio University RB, Series A, 5.00%, 12/01/23	120	121,210
Ohio Water Development Authority RB
5.00%, 06/01/23	140	140,186
5.00%, 12/01/23	615	621,341
Series A, 5.00%, 06/01/23	205	205,273
Series B, 5.00%, 12/01/23	130	131,340
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	180	180,240
5.00%, 12/01/23	255	257,629
5.50%, 06/01/23	235	235,406
5.50%, 12/01/23	150	151,974
Series 2015-A, 5.00%, 12/01/23	500	505,156
State of Ohio Department of Administrative Services COP, 5.00%, 09/01/23	275	276,580
State of Ohio GO
5.00%, 06/15/23	100	100,212
Series A, 5.00%, 05/01/23	370	370,000
Series A, 5.00%, 08/01/23	345	346,541
Series A, 5.00%, 09/01/23	500	503,022
Series A, 5.00%, 09/15/23	315	317,140
Series B, 4.00%, 09/01/23	200	200,558
Series B, 5.00%, 08/01/23	185	185,826
Series C, 5.00%, 09/01/23	90	90,544
Series C, 5.00%, 11/01/23	210	211,958
Series S, 5.00%, 05/01/23	165	165,000
Series T, 5.00%, 11/01/23	150	151,377
Series V, 5.00%, 05/01/23	500	500,000
Series W, 4.00%, 05/01/23	150	150,000
State of Ohio GOL, Series A, 5.00%, 09/01/23	340	342,055
State of Ohio RB
5.00%, 10/01/23 (ETM)	125	125,931
Series C, 5.00%, 12/01/23	440	444,766

		12,534,088

Oklahoma — 0.5%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	870	871,108
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	130,548

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	$315	$315,816
Series A, 5.00%, 07/01/23	150	150,388
Series B, 5.00%, 07/01/23	225	225,583
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	180,511
Oklahoma Water Resources Board RB, 4.00%, 10/01/23	425	426,400

		2,300,354

Oregon — 1.8%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	225	225,977
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	90,685
Series B, 5.00%, 06/15/23	1,205	1,207,480
Series B, 5.00%, 10/01/23	115	115,857
City of Salem OR GO, 5.00%, 06/01/23	100	100,138
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	75,103
Deschutes & Jefferson Counties School District No. 2J Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,813
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	460	461,002
Oregon State Business Development Commission RB, Series 232, VRDN, 2.40%, 12/01/40 (Put 08/14/23)(b)	350	348,152
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	200	200,551
Portland Community College District GO, 5.00%, 06/15/23	255	255,540
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	149,392
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	160	161,596
Series A, 4.25%, 11/15/34 (PR 11/15/23)	850	854,944
Series A, 5.00%, 11/15/23	970	979,676
Series A, 5.00%, 11/15/29 (PR 11/15/23)	1,000	1,009,771
Series A, 5.00%, 11/15/38 (PR 11/15/23)	1,000	1,009,771
State of Oregon GO
Series A, 5.00%, 05/01/23	200	200,000
Series A, 5.00%, 08/01/23	50	50,217
Series C, 5.00%, 06/01/23	100	100,138
Series D, 5.00%, 05/01/23	295	295,000
Series F, 5.00%, 05/01/23	100	100,000
Series G, 5.00%, 11/01/23	45	45,408
Series H, 5.00%, 05/01/23	495	495,000
Series L, 5.00%, 08/01/23	460	461,997
Series O, 5.00%, 08/01/23	70	70,304
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	20,121
Washington County Clean Water Services, 5.00%, 10/01/23	310	312,361

		9,440,994

Pennsylvania — 2.6%
City of Philadelphia PA GO
5.00%, 08/01/23	650	652,692
Series A, 5.00%, 08/01/23	115	115,476
Commonwealth of Pennsylvania GO
First Series, 5.00%, 06/15/23	160	160,318
First Series, 5.00%, 08/15/23	3,270	3,285,961
First Series, 5.00%, 09/15/23	290	291,852
Second Series, 5.00%, 09/15/23	340	342,171
Second Series, 5.00%, 10/15/23	705	710,594
County of Lehigh PA GO, 4.00%, 11/15/23	650	652,884

Security	Par (000)	Value

Pennsylvania (continued)
Delaware County Authority, 5.00%, 08/01/23	$105	$105,443
Delaware County Authority RB
5.00%, 08/01/23	110	110,464
5.00%, 12/01/23	75	75,778
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/23	250	251,242
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	460	460,958
Pennsylvania State University (The) RB
5.00%, 09/01/23	945	950,366
Series B, 5.00%, 09/01/23	245	246,391
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/23	180	181,960
Pennsylvania Turnpike Commission RB
4.00%, 12/01/23	750	753,070
5.00%, 12/01/23	1,645	1,661,108
Series A, 5.00%, 12/01/23	335	338,280
Series A, 5.25%, 07/15/23 (AGM)	175	175,706
Series A-1, 5.00%, 12/01/23	225	227,203
Series B, 5.00%, 12/01/23	35	35,302
Series C, 5.00%, 12/01/43 (PR 12/01/23)	1,200	1,211,405
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	120,156

		13,116,780

Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	485	485,892
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	216,285
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/23	295	297,259
Series B, 5.00%, 10/01/23	540	544,135
Series C, 5.00%, 10/01/23	25	25,191
State of Rhode Island, 5.00%, 10/15/24 (PR 10/15/23)	525	529,288
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	146,074
State of Rhode Island GO
5.00%, 11/01/23	50	50,451
Series A, 3.00%, 08/01/23	500	499,605
Series A, 5.00%, 05/01/23	150	150,000
Series D, 5.00%, 08/01/23	585	587,539
Series A, 5.00%, 08/01/23	120	120,521

		3,652,240

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/23	190	192,025
5.00%, 12/01/30 (PR 12/01/23)	3,000	3,031,973
Clemson University RB, 5.00%, 05/01/23	140	140,000
County of Charleston SC GO, 5.00%, 11/01/23	190	191,716
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/23	310	312,117
Series A, 5.00%, 10/01/23	245	246,674
State of South Carolina GO, Series A, 5.00%, 08/01/23 (SAW)	200	200,893

		4,315,398

Tennessee — 1.4%
City of Memphis TN GO
5.00%, 05/01/23	370	370,000
Series A, 5.00%, 11/01/23	135	136,179

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Blount TN GO, Series B, 5.00%, 06/01/23	$260	$260,348
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	260	260,000
County of Knox TN GO, 5.00%, 06/01/23	210	210,298
County of Sumner TN GO, 5.00%, 12/01/23	70	70,730
County of Washington TN GO, Series A, 4.00%, 06/01/23	95	95,055
Metropolitan Government Nashville & Davidson County Sports Authority RB, 5.00%, 07/01/23	105	105,246
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	215	215,129
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,405	1,408,872
Series A, 5.00%, 07/01/23	600	601,654
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23	70	70,193
Series B, 5.00%, 07/01/23	100	100,276
State of Tennessee GO
5.00%, 11/01/23	240	242,191
Series A, 5.00%, 08/01/23	870	873,798
Series A, 5.00%, 09/01/23	250	251,478
Series B, 5.00%, 08/01/23	140	140,611
Tennessee State School Bond Authority, 5.00%, 11/01/23 (ST INTERCEPT)	300	302,723
Tennessee State School Bond Authority RB
5.00%, 11/01/23	400	403,631
Series A, 5.00%, 11/01/23	240	242,179
Series B, 5.00%, 11/01/23	715	721,491

		7,082,082

Texas — 7.4%
Austin Community College District GOL, 5.00%, 08/01/23	1,290	1,295,502
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	100,427
Austin Independent School District GO
5.00%, 08/01/23 (PSF)	550	552,456
Series B, 5.00%, 08/01/23	460	461,962
Series B, 5.00%, 08/01/23 (PSF)	190	190,848
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/23	240	241,213
Series I, 5.00%, 08/15/23	325	326,642
Series J, 5.00%, 08/15/23	610	613,083
Central Texas Turnpike System, 0.00%, 08/15/23(a)	705	698,227
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	247,400
Series C, 5.00%, 08/15/23	660	663,050
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	235	237,269
City of Austin TX GOL, 5.00%, 09/01/23	2,160	2,172,696
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	15	15,009
5.00%, 05/15/23 (ETM)	25	25,014
5.00%, 11/15/23	655	661,386
5.00%, 11/15/23 (ETM)	360	363,249
Series A, 5.00%, 05/15/23	145	145,090
Series A, 5.00%, 11/15/23	375	378,721
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/23	175	176,188
Series A, 5.00%, 10/01/23	100	100,679
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	140	141,397

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 11/15/23	$140	$141,397
Series C, 5.00%, 05/15/23	355	355,223
Series D, 5.00%, 11/15/23	200	201,995
Serries C, 5.00%, 11/15/23	310	313,092
City of Plano TX GOL, 5.00%, 09/01/23	180	181,100
City of Round Rock TX GOL, 5.00%, 08/15/23	75	75,385
County of Bexar TX GOL, 5.00%, 06/15/23	705	706,459
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	90,689
County of Harris TX RB
5.00%, 08/15/23	275	276,421
Series A, 5.00%, 08/15/23	300	301,551
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23) (PSF)	540	542,423
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	151,477
Series A, 5.00%, 12/01/23	785	792,732
Dallas Fort Worth International Airport RB, 5.00%, 11/01/23	350	352,746
Dallas Independent School District GO, 5.00%, 08/15/23 (PSF)	100	100,517
Dallas/Fort Worth International Airport RB 5.00%, 11/01/23	200	201,569
Series G, 5.00%, 11/01/23	160	161,255
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	100,520
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	135	135,624
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	80,397
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	99,041
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	385	386,990
Klein Independent School District GO, Series A, 5.00%, 08/01/23 (PSF)	390	391,547
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	25,112
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	237,584
5.00%, 08/15/23 (PSF)	20	20,099
Series A, 5.00%, 08/15/23 (PSF)	85	85,420
Series A, 0.00%, 08/15/23 (PSF)(a)	50	49,492
Series B, 5.00%, 08/15/23	75	75,370
Series D, 0.00%, 08/15/23 (PSF)(a)	95	94,044
Lewisville Independent School District GO
5.00%, 08/15/23	200	200,953
5.00%, 08/15/23 (PSF)	800	803,697
Series A, 4.00%, 08/15/23 (PSF)	35	35,063
Series A, 5.00%, 08/15/23 (PSF)	170	170,786
Series B, 5.00%, 08/15/23	115	115,548
Lower Colorado River Authority RB
5.00%, 05/15/23	320	320,198
Series B, 5.00%, 05/15/23	355	355,219
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	90,468
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	100,417
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	368,259
Series A, 5.00%, 11/01/23	375	378,349
Series B, 5.00%, 11/01/23	615	620,492

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North East Independent School District/TX GO, 5.00%, 08/01/23 (PSF)	$730	$733,151
North Texas Municipal Water District RB
5.00%, 06/01/23	305	305,429
6.25%, 06/01/23	75	75,181
North Texas Municipal Water District Water System Revenue, 4.00%, 09/01/23	640	641,785
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	660	663,988
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	114,940
5.00%, 06/15/23 (PSF)	25	25,054
5.00%, 08/01/23 (PSF)	75	75,340
5.00%, 08/15/23 (PSF)	390	392,061
Series A, 5.00%, 08/15/23 (PSF)	85	85,449
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23	200	200,588
Series A, 5.00%, 07/01/23	170	170,500
Series A, 5.25%, 07/01/23	195	195,652
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	50	50,146
Series B, 5.00%, 07/01/23	140	140,409
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	1,715	1,722,230
San Antonio Water System, 5.00%, 05/15/23	260	260,164
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	245,155
Series B, 5.00%, 05/15/23	160	160,101
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	100,683
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	422,098
State of Texas GO
5.00%, 08/01/23	845	848,562
5.00%, 10/01/23	4,350	4,382,407
Series A, 5.00%, 10/01/23	220	221,639
Series A, 5.00%, 10/01/23	735	740,475
Series B-1, 5.00%, 08/01/23	100	100,422
Series D, 5.00%, 05/15/23	100	100,060
State of Texas GOL, Series A, 5.00%, 08/01/23	175	175,738
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	100,492
5.00%, 12/01/23	40	40,380
Tarrant Regional Water District RB, 6.00%, 09/01/23	200	201,833
Texas A&M University RB
5.00%, 05/15/23	805	805,482
Series B, 5.00%, 05/15/23	180	180,108
Series D, 5.00%, 05/15/23	60	60,036
Series E, 5.00%, 05/15/23	210	210,126
Texas A&M University Revenue RB, 5.00%, 05/15/37 (PR 05/15/23)	710	710,427
Texas State Technical College RB, 5.00%, 10/15/23	20	20,165
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	630	634,850
Series A, 5.00%, 10/01/23	170	171,309
Texas Water Development Board RB
5.00%, 08/01/23	125	125,527
Series A, 5.00%, 10/15/23	250	251,995
Series B, 5.00%, 10/15/23	300	302,394

Security	Par (000)	Value

Texas (continued)
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	$75	$75,307
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	25,123
University of Texas System (The) RB
Series C, 5.00%, 08/15/23	375	376,895
Series D, 5.00%, 08/15/23	460	462,325
Series H, 5.00%, 08/15/23	25	25,126

		38,223,535

Utah — 1.2%
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	110,820
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,758,811
Davis School District GO, 5.00%, 06/01/23 (GTD)	270	270,388
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	280,679
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	75,574
State of Utah GO, 5.00%, 07/01/23	40	40,117
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	450	452,009
Series B, 5.00%, 08/01/23	210	210,938
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,079,532
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	567,382
Series B-1, 5.00%, 08/01/23	205	205,915
Utah Associated Municipal Power Systems RB, Series A, 5.00%, 09/01/23	620	623,377
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	405	405,255
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	250	250,514

		6,331,311

Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	100,519
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	25,176
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	25,271

		150,966

Virginia — 5.2%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,007,204
City of Alexandria VA GO, 5.00%, 07/15/23 (SAW)	635	637,037
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	250,910
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	10,060
City of Newport News VA GO
5.00%, 07/15/23 (SAW)	415	416,510
Series A, 5.00%, 08/01/23	60	60,268
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	425	427,003
Series A, 5.00%, 08/01/23 (SAW)	35	35,165
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	500,277
Series B, 5.00%, 06/01/23	100	100,135
County of Arlington VA GO, 5.00%, 08/15/23	100	100,520
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	100	100,913
County of Fairfax VA GO
4.00%, 10/01/23 (SAW)	905	907,943
Series A, 5.00%, 10/01/23 (SAW)	700	705,128
Series B, 5.00%, 10/01/23 (SAW)	675	679,945

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	$200	$200,894
Series A, 5.00%, 08/01/23	165	165,737
County of Loudoun VA GO
5.00%, 12/01/23 (SAW)	170	171,606
Series A, 5.00%, 12/01/23	140	141,323
Series A, 5.00%, 12/01/23 (SAW)	600	605,668
County of Prince William VA COP, 5.00%, 10/01/23	120	120,864
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	100,447
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	200	200,117
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	501,461
Virginia College Building Authority RB
5.00%, 09/01/23 (ST INTERCEPT)	7,220	7,261,235
Series A, 5.00%, 09/01/23	40	40,228
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	950	950,604
5.00%, 09/15/23	680	684,619
Series A, 5.00%, 05/15/23	470	470,299
Series C, 5.00%, 05/15/23	90	90,057
Virginia Public Building Authority RB
5.00%, 08/01/23	1,150	1,154,876
Series C, 5.00%, 08/01/23	525	527,226
Series A, 4.00%, 08/01/23	245	245,443
Series A, 5.00%, 08/01/23	290	291,237
Series A, 5.00%, 08/01/26 (PR 08/01/23)	220	220,955
Series B, 5.00%, 08/01/23	865	868,675
Virginia Public School Authority RB
4.00%, 10/01/23 (SAW)	100	100,358
5.00%, 07/15/23 (SAW)	45	45,164
5.00%, 08/01/23	1,735	1,742,531
5.00%, 08/01/23 (SAW)	765	768,321
Series B, 5.00%, 08/01/23	100	100,434
Series A, 5.00%, 08/01/23 (SAW)	280	281,215
Series B, 5.00%, 08/01/23 (SAW)	225	225,977
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	665	670,119
Virginia Resources Authority RB
5.00%, 11/01/23	205	206,922
Series A, 4.00%, 11/01/23	100	100,448
Series A, 5.00%, 11/01/23	1,105	1,115,359
Series B, 5.00%, 11/01/23	200	201,875
Series S, 5.00%, 11/01/23	390	393,656

		26,904,968

Washington — 5.7%
Central Puget Sound Regional Transit Authority RB, SERIES S-1, 5.00%, 11/01/23	70	70,667
Central Puget Sound Regional Transit Authority TB, 5.00%, 11/01/23	450	454,285
City of Bellevue WA GOL, 4.00%, 12/01/28 (PR 06/01/23) (AMBAC)	1,200	1,200,705
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 05/01/23	100	100,000
5.00%, 07/01/23	300	300,877
5.00%, 09/01/23	1,000	1,006,043
City of Seattle WA GO, 5.00%, 12/01/23	100	101,095
City of Seattle WA GOL
5.00%, 05/01/23	1,060	1,060,000
Series A, 5.00%, 06/01/23	100	100,142

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 11/01/23	$100	$100,933
Series A, 5.00%, 12/01/23	450	454,926
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	400	402,351
Series C, 5.00%, 09/01/23	290	291,704
Series C, 5.00%, 10/01/23	280	282,086
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	725	725,000
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	640	646,895
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	115	116,259
County of King WA GOL
5.00%, 07/01/23	480	481,387
5.00%, 12/01/23	80	80,848
Series B, 5.00%, 12/01/23	260	262,756
Series E, 5.00%, 12/01/23	165	166,749
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	520	521,520
County of Snohomish WA GOL
4.00%, 12/01/43 (PR 06/01/23)	2,000	2,001,175
5.00%, 12/01/23	125	126,369
Energy Northwest RB
5.00%, 07/01/23	945	947,762
Series A, 4.00%, 07/01/23	150	150,196
Series A, 5.00%, 07/01/23	1,540	1,544,500
Grant County Public Utility District No. 2 Electric Revenue RB, Series J, 5.00%, 01/01/38 (PR 07/01/23)	1,000	1,002,840
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	50,527
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	25,274
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	175	176,865
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	3,320	3,354,425
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	257,777
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	90,933
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	176,926
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	65,090
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	70,746
Port of Seattle WA GOL, 5.00%, 06/01/23	250	250,355
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	180	181,939
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	125,583
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	25,266
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	20,099
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	166,759
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	141,492
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	247,682

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	$100	$101,066
State of Washington COP
Series A, 5.00%, 07/01/23	485	486,296
Series B, 5.00%, 07/01/23	235	235,628
State of Washington GO
5.00%, 07/01/23	125	125,374
5.00%, 08/01/23	440	442,096
Series A, 5.00%, 08/01/23	460	462,192
Series B, 5.00%, 07/01/23	1,280	1,283,826
Series B, 5.00%, 08/01/23	210	211,001
Series C, 5.50%, 07/01/23	45	45,171
Series E, 5.00%, 06/01/23	100	100,145
Series R, 4.00%, 07/01/23	90	90,124
Series R, 5.00%, 07/01/23	765	767,287
Series R-2015, 5.00%, 07/01/23	545	546,629
Series R-2017A, 5.00%, 08/01/23	400	401,906
Series R-2018D, 5.00%, 08/01/23	300	301,429
Series R-C, 5.00%, 07/01/23	490	491,465
State of Washington RB
5.00%, 09/01/23	1,000	1,005,048
Series C, 5.00%, 09/01/23	1,130	1,135,705
University of Washington, 5.00%, 07/01/25 (PR 07/01/23)	100	100,284
University of Washington RB
Series A, 4.00%, 12/01/23	310	311,589
Series B, 4.00%, 06/01/23	235	235,144
Series C, 5.00%, 12/01/23	215	217,329
Washington State University RB
5.00%, 04/01/23	0	—
5.00%, 10/01/23	120	120,844
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	15,156

		29,360,542

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	625,888
Series A, 5.00%, 11/01/23	55	55,513
Series A, 5.00%, 12/01/23	100	101,095
Series B, 5.00%, 06/01/23	225	225,320
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/23	830	834,878
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	260,335
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	225	225,628
West Virginia Water Development Authority RB
Series A, 5.00%, 07/01/23	110	110,305
Series A-II, 5.00%, 11/01/23	80	80,746

		2,519,708

Wisconsin — 2.5%
City of Madison WI GO, Series A, 4.00%, 10/01/23	500	501,791
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	370	372,757
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/23	205	205,692

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin, 5.00%, 11/01/23	$245	$247,285
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,490	1,491,812
Series 2, 5.00%, 06/01/23	115	115,140
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	1,440	1,442,047
State of Wisconsin GO
5.00%, 05/01/23	1,000	1,000,000
5.00%, 11/01/23	665	671,201
Series D, 5.00%, 05/01/23	360	360,000
Series 1, 5.00%, 05/01/23	475	475,000
Series 1, 5.00%, 11/01/23	820	827,647
Series 2, 5.00%, 11/01/23	255	257,378
Series A, 5.00%, 05/01/23	100	100,000
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,000,000
Series B, 4.00%, 05/01/23	80	80,000
Series C, 5.00%, 05/01/23	40	40,000
State of Wisconsin RB, Series A, 5.00%, 05/01/23	475	475,000
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	95	95,124
Series 1, 5.00%, 07/01/23	420	421,227
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	646,778
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	640	641,817
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	240	240,682
Series 2, 5.00%, 07/01/23	255	255,745
Series A, 5.00%, 07/01/23	625	626,826
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	115,515
Series A, 5.00%, 11/15/23	40	40,361
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	230,608

		12,977,433

Total Long-Term Investments — 101.9% (Cost: $526,714,359)		524,717,768

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 3.27%(c)(d)	608	608,006

Total Short-Term Securities — 0.1% (Cost: $608,006)		608,006

Total Investments — 102.0% (Cost: $527,322,365)		525,325,774

Liabilities in Excess of Other Assets — (2.0)%		(10,353,000)

Net Assets — 100.0%		$514,972,774

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$2,259,207	$—	$(1,654,633	)(a)	$3,432	$—	$608,006	608	$32,523	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$524,717,768	$—	$524,717,768
Short-Term Securities
Money Market Funds	608,006	—	—	608,006

	$608,006	$524,717,768	$—	$525,325,774

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/24 (ETM)	$250	$256,067
5.00%, 09/01/26 (PR 09/01/24)	1,010	1,034,509
5.00%, 09/01/30 (PR 09/01/24)	500	512,133
Series A, 5.00%, 09/01/24	260	266,824
Series B, 5.00%, 09/01/24	535	549,041
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	1,025	1,039,177
Series A, 5.00%, 05/01/24	145	147,712
Series B, 5.00%, 01/01/24	520	526,367
Series C, 5.00%, 06/01/24	100	102,049
Auburn University RB, Series B, 5.00%, 06/01/24	265	270,145
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	80	81,995
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	51,024
State of Alabama GO
Series A, 5.00%, 08/01/24	285	291,894
Series A, 5.00%, 11/01/24	185	190,568
Series C, 5.00%, 08/01/24	125	128,024
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	185	188,915

		5,636,444

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	950	971,805

Arizona — 2.7%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	155	158,192
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/24	745	762,055
Arizona State University RB
Series A, 5.00%, 07/01/24	215	219,674
Series B, 5.00%, 07/01/24	230	235,000
Series C, 5.00%, 07/01/24	85	86,848
Arizona Transportation Board RB
5.00%, 07/01/24	905	925,573
Series A, 5.00%, 07/01/24	630	644,422
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	1,445	1,485,782
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	230,352
City of Phoenix AZ GO, 5.00%, 07/01/24	265	271,036
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	2,070	2,117,386
Series A, 5.00%, 07/01/24	435	444,758
Series A, 5.00%, 07/01/39 (PR 07/01/24)	1,710	1,745,396
Series B, 5.00%, 07/01/24	985	1,007,254
Series D, 5.00%, 07/01/24	315	321,666
City of Scottsdale AZ GOL, 4.00%, 07/01/24	495	500,431
City of Tempe AZ, 4.00%, 07/01/24	100	101,097
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	86,750
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	395	403,814
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	595	608,483
Maricopa County Unified School District No. 97-Deer Valley/AZ GO
4.00%, 07/01/24	20	20,219
5.00%, 07/01/24	200	204,532
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/24	240	245,494

Security	Par (000)	Value

Arizona (continued)
Series C, 3.00%, 07/01/24	$165	$165,032
Maricopa County Union High School District No. 210-Phoenix GOL, 4.00%, 07/01/24	260	263,001
Phoenix AZ, 4.00%, 07/01/24	725	733,128
Regional Public Transportation Authority RB, 5.25%, 07/01/24	370	379,306
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	300	303,911
Series A, 5.00%, 01/01/24	130	131,695
State of Arizona
5.00%, 09/01/24	110	112,742
5.00%, 09/01/24 (ETM)	465	476,590
State of Arizona COP, 5.00%, 10/01/24	160	164,516
University of Arizona (The) RB
5.00%, 06/01/24	335	341,683
Series A, 5.00%, 06/01/24	100	101,995
Series B, 5.00%, 06/01/24	150	152,993

		16,152,806

Arkansas — 0.2%
State of Arkansas GO
4.00%, 06/01/24	605	610,694
5.00%, 04/01/24	280	284,644

		895,338

California — 12.3%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	230	235,848
5.00%, 08/01/24 (ETM)	10	10,246
Beverly Hills Unified School District CA GO
0.00%, 08/01/24(a)	725	698,645
4.00%, 08/01/24	110	111,555
5.00%, 08/01/24	665	682,487
California Educational Facilities Authority RB, 0.00%, 10/01/24 (AMBAC)(a)	160	152,501
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	135	139,109
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	555	571,911
Series A, 5.00%, 10/01/24	355	365,368
California State Public Works Board RB
5.00%, 05/01/24	185	188,461
5.00%, 08/01/24	500	512,095
5.00%, 11/01/24	170	175,117
Series A, 5.00%, 06/01/24	130	132,663
Series A, 5.00%, 09/01/24	250	256,528
Series B, 5.00%, 10/01/24	680	699,096
Series C, 5.00%, 03/01/24	135	137,085
Series D, 5.00%, 09/01/24	325	333,486
Series F, 5.00%, 05/01/24	345	351,454
Series G, 5.00%, 05/01/24	245	249,583
Series H, 5.00%, 12/01/24	90	92,890
Serise A, 5.00%, 03/01/24	175	177,703
California State University RB
5.00%, 11/01/24	435	448,481
Series A, 4.00%, 11/01/24	75	76,076
Series A, 5.00%, 11/01/24	1,005	1,036,146
Series A, 5.00%, 11/01/29 (PR 11/01/24)	815	840,499
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	309,386
Series A, 5.00%, 11/01/34 (PR 11/01/24)	40	41,252

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/39 (PR 11/01/24)	$440	$453,767
Serise A, 4.00%, 11/01/24	150	152,152
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	120,043
City & County of San Francisco CA GO, 5.00%, 06/15/24	430	439,894
City of Long Beach CA Harbor Revenue RB, Series B, 5.00%, 05/15/24	425	433,959
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/24	225	229,875
Series A, 5.00%, 06/01/24	90	91,950
City of Los Angeles Department of Airports RB
4.00%, 05/15/24	180	181,971
5.00%, 05/15/24	295	301,218
5.00%, 05/15/24 (ETM)	45	45,957
Series B, 5.00%, 05/15/24	430	438,766
City of Petaluma CA Wastewater Revenue RB, 5.00%, 05/01/24	130	132,368
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/24	130	132,075
5.00%, 11/01/24	340	351,093
Series D, 5.00%, 11/01/24	200	206,525
City of San Francisco Public Utilities Commission Water Revenue, 5.00%, 11/01/45 (PR 11/01/24)	2,000	2,062,575
City of San Jose CA GO, 5.00%, 09/01/24	440	451,780
Coast Community College District GO, Series D, 5.00%, 08/01/24	105	107,631
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/24	45	45,743
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/24	75	76,239
Contra Costa Water District RB, Series T, 5.00%, 10/01/24	105	108,155
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/24	195	199,330
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/24	225	230,073
Escondido Union High School District GO, Series A, 0.00%, 08/01/24 (AGC)(a)	255	244,646
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	96,187
Foothill-De Anza Community College District GO
0.00%, 08/01/24 (NPFGC)(a)	110	105,767
4.00%, 08/01/24	160	162,203
5.00%, 08/01/24	325	333,425
Grossmont Union High School District GO 5.00%, 08/01/24	150	153,889
Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	425	407,744
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	164,700
Series F, 5.00%, 06/01/24	185	188,889
Los Angeles Community College District/CA GO
5.00%, 08/01/24	1,730	1,774,205
Series A, 5.00%, 08/01/24	835	856,336
Series A, 5.00%, 08/01/26 (PR 08/01/24)	1,005	1,030,306
Series A, 5.00%, 08/01/28 (PR 08/01/24)	350	358,813
Series A, 5.00%, 08/01/31 (PR 08/01/24)	4,245	4,351,890
Series C, 5.00%, 08/01/24	605	620,459
Series G, 5.00%, 08/01/26 (PR 08/01/24)	225	230,666
Series J, 4.00%, 08/01/24	190	192,546
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 07/01/24	225	230,385

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/24	$765	$781,822
Series A, 5.00%, 07/01/24	940	962,497
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/24	400	409,573
Series A, 5.00%, 07/01/24	175	179,188
Los Angeles County Public Works Financing Authority RB, Series B, 5.00%, 12/01/24	305	315,463
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	195	200,339
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/24	270	276,441
Series B, 5.00%, 07/01/24	480	491,316
Series C, 5.00%, 07/01/24	105	107,452
Serise A, 5.00%, 07/01/24	80	81,942
Los Angeles Department of Water & Power RB, 5.00%, 07/01/24	500	512,140
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/24	110	112,569
Series B, 5.00%, 07/01/24	250	255,839
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	2,235	2,287,197
Series B, 5.00%, 07/01/24	295	301,890
Series B-1, 4.00%, 07/01/24	510	516,121
Series C, 5.00%, 07/01/24	1,250	1,279,193
Los Rios Community College District GO, 4.00%, 08/01/24	200	202,383
Metropolitan Water District of Southern California RB
5.00%, 07/01/24	130	133,126
5.00%, 10/01/24	100	103,019
Series A, 5.00%, 07/01/24	225	230,229
Series B, 4.00%, 10/01/24	120	121,971
Series C, 5.00%, 07/01/24	105	107,525
Mount San Antonio Community College District GO, 0.00%, 08/01/24(a)	100	96,199
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/24	265	273,488
Newport Mesa Unified School District GO, 5.00%, 08/01/24	175	179,341
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	115,198
Orange County Local Transportation Authority Sales Tax Revenue RB, 5.00%, 02/15/24	275	279,441
Orange County Water District RB, Series C, 5.00%, 08/15/24	235	241,376
Pajaro Valley Unified School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	100	95,775
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	30,755
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	23,973
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	30	30,774
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	100	96,158
Regents of the University of California Medical Center Pooled Revenue RB, 5.00%, 05/15/24	175	178,617
Riverside County Transportation Commission RB, Series B, 5.00%, 06/01/24	155	158,392
Sacramento Municipal Utility District RB
5.00%, 08/15/24	60	61,482
Series E, 5.00%, 08/15/24	300	307,411

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	$20	$19,076
San Diego Community College District GO, 5.00%, 08/01/24	445	456,039
San Diego Public Facilities Financing Authority RB, 5.00%, 08/01/24	250	256,667
San Diego Unified School District/CA, 5.50%, 07/01/24 (AGM)	400	411,426
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	423,696
Series A, 0.00%, 07/01/24 (ETM)(a)	160	154,071
Series C-2, 5.50%, 07/01/24 (AGM)	255	262,284
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	406,284
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	600	264,299
Series R-4, 5.00%, 07/01/24	240	245,466
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/24	155	159,095
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/24	330	338,051
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	300	305,701
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	295	303,989
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	1,000	1,025,180
San Jose Evergreen Community College District, 5.00%, 09/01/34 (PR 09/01/24)	1,000	1,027,962
San Jose Unified School District GO, 5.00%, 08/01/24	450	461,164
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	38,470
San Mateo County Community College District GO, Series B, 0.00%, 09/01/24 (NPFGC)(a)	120	115,372
San Mateo Union High School District GO, 4.00%, 09/01/24	210	212,903
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/24	125	128,179
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	445	459,697
Santa Clara Valley Transportation Authority, 5.00%, 06/01/24	340	347,440
Santa Clara Valley Transportation Authority RB
Series A, 5.00%, 04/01/24	100	101,822
Series A, 5.00%, 06/01/24	150	153,282
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/24	295	301,455
Santa Monica-Malibu Unified School District GO, Series C, 4.00%, 07/01/24	85	86,059
Simi Valley Unified School District GO, 5.00%, 08/01/24	250	256,450
Solano County Community College District GO, 1.00%, 08/01/24	125	126,498
Southern California Public Power Authority RB
5.00%, 07/01/24	140	143,237
Series C, 5.00%, 07/01/24	390	399,018
State of California, 5.00%, 09/01/24	1,700	1,745,738
State of California Department of Water Resources RB
5.00%, 12/01/24	310	320,439
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	35,747
Series AS, 5.00%, 12/01/24	1,210	1,250,747
Series AV, 5.00%, 12/01/24	75	77,526
Series AW, 5.00%, 12/01/24	120	124,041
Series AX, 5.00%, 12/01/24	260	268,755
Series BA, 5.00%, 12/01/24	265	273,924

Security	Par (000)	Value

California (continued)
State of California GO
4.00%, 03/01/24	$160	$161,368
4.00%, 04/01/24	115	116,087
4.00%, 10/01/24	720	730,924
4.00%, 11/01/24	105	106,726
5.00%, 03/01/24	1,130	1,148,853
5.00%, 04/01/24	890	906,379
5.00%, 05/01/24	525	535,600
5.00%, 08/01/24	675	692,582
5.00%, 09/01/24	1,200	1,232,286
5.00%, 10/01/24	1,375	1,414,771
5.00%, 11/01/24	5,220	5,381,771
5.00%, 12/01/24	100	103,305
Series A, 5.00%, 10/01/24	175	180,062
Series B, 5.00%, 08/01/24	400	410,419
Series B, 5.00%, 09/01/24	1,000	1,026,905
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	195	200,118
University of California RB
4.00%, 05/15/24	150	151,596
5.00%, 05/15/24	1,000	1,020,771
5.25%, 05/15/44 (PR 05/15/24)	2,500	2,556,914
Series AM, 5.00%, 05/15/24	460	469,555
Series AO, 5.00%, 05/15/24	625	637,982
Series AR, 4.00%, 05/15/24	320	323,405
Series AV, 5.00%, 05/15/24	230	234,777
Series AY, 5.00%, 05/15/24	185	188,843
Upper Santa Clara Valley Joint Powers Authority, 5.00%, 08/01/24, (ETM)	275	281,925
Walnut Valley Unified School District GO, 0.00%, 08/01/24 (NPFGC)(a)	1,170	1,122,771
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	120,146

		74,603,571

Colorado — 0.5%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	152,230
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/24	250	257,266
Series A, 5.00%, 11/15/24	210	216,104
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/24	50	51,590
Colorado Health Facilities Authority, 5.00%, 11/01/24	100	102,198
County of Boulder CO, 5.00%, 12/01/24	390	401,911
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	75	77,349
Denver City & County School District No. 1 GO 5.00%, 12/01/24 (SAW)	450	464,801
Series A, 5.50%, 12/01/24 (SAW)	425	442,239
Series B, 5.00%, 12/01/24 (SAW)	220	227,236
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	23,909
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/24	240	244,112
University of Colorado RB
Series B-1, 5.00%, 06/01/24	200	203,990
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)	250	243,443

		3,108,378

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 1.8%
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	$250	$257,376
State of Connecticut, 5.00%, 01/15/24	200	202,667
State of Connecticut Clean Water Fund-State Revolving Fund, 5.00%, 03/01/24	140	142,289
State of Connecticut GO
4.00%, 01/15/24	615	618,962
5.00%, 04/15/24	85	86,555
5.00%, 11/15/24	750	773,283
Series A, 5.00%, 03/01/24	130	132,061
Series A, 5.00%, 03/15/24	190	193,158
Series A, 5.00%, 04/15/24	230	234,207
Series B, 5.00%, 01/15/24	95	96,267
Series B, 5.00%, 04/15/24	330	336,036
Series B, 5.00%, 05/15/24	285	290,714
Series D, 5.00%, 04/15/24	745	758,627
Series D, 5.00%, 06/15/24	130	132,775
Series D, 5.00%, 07/15/24	1,500	1,534,783
Series D, 5.00%, 08/15/24	330	338,278
Series E, 5.00%, 09/15/24	250	256,759
Series E, 5.00%, 10/15/24	250	257,256
Series F, 5.00%, 09/15/24	100	102,704
Series F, 5.00%, 11/15/24	350	360,865
State of Connecticut Special Tax Obligation RB, 5.00%, 09/01/24	100	102,558
State of Connecticut Special Tax Revenue, 5.00%, 01/01/24	440	445,272
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	260	267,156
Series A, 4.00%, 05/01/24	60	60,514
Series A, 5.00%, 05/01/24	525	534,613
Series A, 5.00%, 08/01/24	420	429,952
Series A, 5.00%, 09/01/24	1,120	1,148,655
Series B, 5.00%, 08/01/24	440	450,426
University of Connecticut RB, 5.00%, 02/15/24	100	101,466

		10,646,234

Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 12/01/24	100	101,337
County of New Castle DE GO, 5.00%, 10/01/24	570	586,007
Delaware Transportation Authority RB
4.00%, 07/01/24	360	364,156
5.00%, 07/01/24	1,380	1,411,591
5.00%, 09/01/24	500	513,056
State of Delaware, 5.00%, 07/01/24	550	562,273
State of Delaware GO
5.00%, 03/01/24	570	579,133
Series 2009C, 5.00%, 10/01/24	220	226,178
Series A, 5.00%, 10/01/24	100	102,808
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	87,005

		4,533,544

District of Columbia — 1.5%
District of Columbia GO
Series A, 4.00%, 06/01/24	90	90,971
Series A, 5.00%, 06/01/24	410	418,751
Series A, 5.00%, 10/15/24	150	154,527
Series B, 5.00%, 06/01/24	645	658,768
Series D, 5.00%, 06/01/24	715	730,262
District of Columbia RB
5.00%, 03/01/24	1,000	1,014,621
5.00%, 12/01/24	145	149,451

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 12/01/24	$460	$474,841
Series B, 5.00%, 10/01/24	1,595	1,640,015
Series C, 5.00%, 10/01/24	1,210	1,244,149
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/24	380	390,671
Series B, 5.00%, 10/01/24	820	842,338
Metropolitan Washington Airports Authority Aviation Revenue RB, Series B, 5.00%, 10/01/24	35	35,958
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/24	1,080	1,103,756
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/15/24	315	321,929

		9,271,008

Florida — 2.7%
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/24	155	158,789
Central Florida Expressway Authority RB, 5.00%, 07/01/24	75	76,552
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	25,660
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	25,720
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	51,394
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	185	189,136
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	370	378,470
Series B, 5.00%, 07/01/24	100	102,289
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	435	444,506
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	1,230	1,265,059
Series B, 5.00%, 10/01/24	255	262,268
County of Orange FL Sales Tax Revenue RB, 5.00%, 01/01/24	130	131,575
County of Sarasota FL RB, 5.00%, 10/01/24	45	46,308
Florida Department of Environmental Protection RB 5.00%, 07/01/24	585	597,581
Series A, 5.00%, 07/01/24	1,675	1,711,024
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	45	46,182
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	102,254
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	870	889,414
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	122,194
Lee County School Board (The) COP, 5.00%, 08/01/24	100	102,110
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	280	285,828
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	194,063
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	15,344
Series D, 5.00%, 08/01/24	50	51,148
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/24	540	556,150
Palm Beach County School District, 5.00%, 08/01/24	500	511,477
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	280	286,427
Pasco County School Board COP, Series A, 5.00%, 08/01/24	75	76,490

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	$190	$192,979
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	320,053
Series D, 5.00%, 02/01/24	725	733,576
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	210	213,424
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	675	688,505
Series B, 5.00%, 07/01/24	20	20,400
Series C, 5.00%, 07/01/24	200	204,002
State of Florida Department of Transportation RB
5.00%, 07/01/24	130	132,901
Series A, 5.00%, 07/01/24	450	459,263
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	235	240,244
State of Florida GO
5.00%, 07/01/24	850	869,458
Seires E, 5.00%, 06/01/24	200	204,076
Series A, 5.00%, 01/01/24	230	232,801
Series A, 5.00%, 07/01/24	180	184,121
Series B, 5.00%, 06/01/24	250	255,095
Series C, 5.00%, 06/01/24	220	224,484
Series F, 5.00%, 06/01/24	485	494,884
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	790	807,720
Series B, 5.00%, 07/01/24	940	961,084
Volusia County School Board RB, 5.00%, 10/01/24	20	20,567

		16,165,049

Georgia — 2.7%
City of Atlanta Department of Aviation, 5.00%, 07/01/24	250	255,434
City of Atlanta GA, 5.00%, 12/01/24	250	258,222
City of Atlanta GA Airport Passenger Facility Charge RB, Series A, 5.00%, 01/01/24	695	703,281
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/24	100	102,174
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	930	958,547
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	975	1,005,215
Series B, 5.00%, 11/01/24	145	149,494
Columbia County School District GO, 4.00%, 10/01/24 (SAW)	120	121,804
County of DeKalb GA GO, 5.00%, 12/01/24	130	134,276
County of Forsyth GA GO, 5.00%, 09/01/24	305	313,246
County of Henry GA GO, 5.00%, 05/01/24	200	203,840
Douglas County School District/GA GO, 5.00%, 04/01/24 (SAW)	235	239,090
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	105	108,151
Forsyth County School District, 4.00%, 02/01/33 (PR 02/01/24)	3,030	3,048,834
Georgia Ports Authority RB, 5.00%, 07/01/24	200	204,463
Gwinnett County School District GO, 5.00%, 02/01/24	100	101,420
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/24	1,500	1,518,991
5.00%, 08/01/24	500	512,404
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	395	399,605
Private Colleges & Universities Authority RB, Series B, 5.00%, 10/01/24	100	102,920

Security	Par (000)	Value

Georgia (continued)
State of Georgia GO
5.00%, 07/01/24	$3,000	$3,069,023
Series A, 5.00%, 02/01/24	175	177,499
Series A-1, 5.00%, 02/01/24	655	664,352
Series A-1, 5.00%, 08/01/24	740	758,450
Series C, 5.00%, 07/01/24	220	225,062
Series C-1, 5.00%, 01/01/24	240	243,034
Series C-1, 5.00%, 07/01/24	405	414,318
Series E, 5.00%, 12/01/24	320	330,575
Series F, 5.00%, 01/01/24	120	121,517

		16,445,241

Hawaii — 2.1%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/24	75	76,674
Series A, 5.00%, 07/01/24	480	490,711
Series B, 5.00%, 07/01/24	225	230,021
City & County Honolulu Wastewater System Revenue, 5.00%, 07/01/24	250	255,579
City & County of Honolulu HI GO
4.00%, 07/01/24	265	267,907
5.00%, 08/01/24	425	435,281
Series A, 5.00%, 09/01/24	480	492,534
Series A, 5.00%, 10/01/24	100	102,808
Series B, 5.00%, 10/01/24	105	107,949
Series C, 5.00%, 10/01/24	120	123,370
Series D, 5.00%, 09/01/24	240	246,267
County of Hawaii HI GO
5.00%, 09/01/24	670	687,053
Series A, 5.00%, 09/01/24	115	117,927
Series B, 4.00%, 09/01/24	60	60,751
County of Maui HI GO, 5.00%, 09/01/24	35	35,937
Honolulu City & County Board of Water Supply RB
4.00%, 07/01/36 (PR 07/01/24)	580	586,430
5.00%, 07/01/27 (PR 07/01/24)	275	281,168
Series A, 5.00%, 07/01/24	150	153,261
State of Hawaii, 5.00%, 08/01/33 (PR 08/01/24)	4,500	4,609,410
State of Hawaii GO
5.00%, 04/01/24	500	508,520
Series EO, 5.00%, 08/01/24	180	184,354
Series ET, 5.00%, 10/01/24	135	138,791
Series EY, 5.00%, 10/01/24	90	92,527
Series EZ, 5.00%, 10/01/24	880	904,712
Series FE, 5.00%, 10/01/24	395	406,093
Series FH, 5.00%, 10/01/24	430	442,075
Series FN, 5.00%, 10/01/24	35	35,983
Series FT, 5.00%, 01/01/24	605	612,408
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/24	230	232,816

		12,919,317

Idaho — 0.3%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	1,970	2,013,332
Series A, 5.00%, 07/15/24	25	25,550

		2,038,882

Illinois — 2.3%
Chicago O’Hare International Airport, Series B, 5.00%, 01/01/24	130	131,420
Chicago O’Hare International Airport RB Series B, 5.00%, 01/01/24	710	717,757

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series C, 5.00%, 01/01/24	$320	$323,496
Series D, 5.00%, 01/01/24	205	207,240
Series E, 5.00%, 01/01/24	975	985,652
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/24	155	157,233
Illinois Finance Authority RB
5.00%, 01/01/24	510	516,380
5.00%, 02/15/24	455	460,891
5.00%, 07/01/24	1,155	1,181,307
Series A, 5.00%, 10/01/24	425	436,816
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	185	187,119
Series D, 5.00%, 01/01/24	1,645	1,663,840
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.00%, 12/01/24	400	410,842
State of Illinois GO
5.00%, 02/01/24	725	732,356
5.00%, 03/01/24	500	505,637
5.00%, 04/01/24	605	612,508
5.00%, 05/01/24	1,720	1,742,571
5.00%, 12/01/24	250	255,510
Series A, 4.00%, 05/01/24	295	296,136
Series A, 5.00%, 03/01/24	130	131,466
Series A, 5.00%, 10/01/24	65	66,272
Series A, 5.00%, 11/01/24	250	255,207
Series A, 5.00%, 12/01/24	50	51,102
Series B, 5.00%, 12/01/24	150	153,306
Series D, 5.00%, 11/01/24	1,290	1,316,866
State of Illinois RB
Series C, 4.00%, 06/15/24	25	25,160
Series C, 5.00%, 06/15/24	200	203,460
Series D, 5.00%, 06/15/24	75	76,298

		13,803,848

Indiana — 1.5%
Ball State University RB, 5.00%, 07/01/24	200	204,209
Indiana Finance Authority RB
5.00%, 02/01/24	1,500	1,520,524
5.00%, 10/01/24	1,150	1,181,972
Series A, 5.00%, 02/01/24	345	349,721
Series A, 5.00%, 10/01/24	230	236,362
Series B, 5.00%, 02/01/24	475	481,499
Series C, 5.00%, 12/01/24	1,765	1,821,943
Indiana Municipal Power Agency RB
5.00%, 01/01/24	375	379,419
Series C, 5.00%, 01/01/24	465	470,479
Indiana Transportation Finance Authority RB, Series C, 5.50%, 12/01/24 (NPFGC)	300	312,500
Indiana University RB
Series A, 5.00%, 06/01/24	300	306,275
Series W-2, 5.00%, 08/01/24	190	194,690
Series X, 5.00%, 08/01/24	160	163,949
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/24	345	349,479
Purdue University COP, Series A, 5.00%, 07/01/24	205	209,764
Purdue University RB
5.00%, 07/01/24	250	255,810
5.25%, 07/01/24	100	102,608
Series A, 5.00%, 07/01/24	200	204,648

Security	Par (000)	Value

Indiana (continued)
Series DD, 5.00%, 07/01/24	$285	$291,623

		9,037,474

Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	1,020	1,045,304
State of Iowa RB
5.00%, 06/15/24	375	382,505
Series A, 5.00%, 06/01/24	200	203,841

		1,631,650

Kansas — 0.4%
City of Merriam KS GO, 5.00%, 10/01/24	125	128,563
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	205,308
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	70	71,878
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	105	106,265
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	407,641
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	170	172,237
Sedgwick County Unified School District No. 262 Valley Center GO, 3.00%, 09/01/36 (PR 09/01/24)	250	249,830
Sedgwick County Unified School District No. 266 Maize GO, 5.00%, 09/01/24	150	154,016
State of Kansas Department of Transportation RB
3.00%, 09/01/24	100	99,442
Series A, 5.00%, 09/01/24	985	1,010,071

		2,605,251

Kentucky — 0.1%
Kentucky Turnpike Authority RB, 5.00%, 07/01/24	225	229,502
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	280	285,614

		515,116

Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	2,000	2,050,846
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/34 (PR 07/01/24)	1,000	1,021,853
St Tammany Parish Wide School District No. 12 GO, 5.00%, 03/01/27 (PR 03/01/24)	1,125	1,142,469
State of Louisiana GO
5.00%, 05/01/24	300	305,760
5.00%, 12/01/24	125	129,131
Series A, 5.00%, 04/01/24	500	508,747
Series A, 5.00%, 09/01/24	140	143,748
Series B, 5.00%, 05/01/24	25	25,480
Series C, 5.00%, 08/01/24	110	112,729
Series D-2, 5.00%, 12/01/24	150	154,957
State of Louisiana RB, 5.00%, 09/01/24	485	497,985

		6,093,705

Maine — 0.6%
City of Portland ME GO, 5.00%, 10/01/24	170	174,822
Maine Municipal Bond Bank, 5.00%, 09/01/24	105	107,659
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/24	130	133,292
Series A, 5.00%, 11/01/24	180	185,445
Series B, 5.00%, 11/01/24	110	113,327
Series C, 5.00%, 11/01/24	435	448,157
Series D, 5.00%, 11/01/24	115	118,479
Maine Turnpike Authority, 5.00%, 07/01/24	195	199,261

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
Maine Turnpike Authority RB, 5.00%, 07/01/24	$150	$153,278
State of Maine GO, Series B, 5.00%, 06/01/24	1,685	1,719,701

		3,353,421

Maryland — 4.7%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	300	306,003
County of Anne Arundel MD GOL, 5.00%, 10/01/24	1,415	1,453,747
County of Baltimore MD GO
5.00%, 02/01/24	100	101,420
5.00%, 03/01/24	705	716,180
5.00%, 08/01/24	320	327,939
County of Carroll MD GO, 5.00%, 11/01/24	225	231,973
County of Charles MD GO, 5.00%, 10/01/24	100	102,808
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	25,620
County of Howard MD GO
5.00%, 02/15/24	1,300	1,319,368
Series A, 5.00%, 02/15/24	295	299,395
Series A, 5.00%, 08/15/24	250	256,399
Series B, 5.00%, 02/15/24	55	55,819
Series C, 5.00%, 02/15/24	75	76,117
County of Montgomery MD, 5.00%, 11/01/27 (PR 11/01/24)	830	855,106
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,015,702
Series A, 5.00%, 11/01/24	750	773,132
Series A, 5.00%, 12/01/24	125	129,111
Series A, 5.00%, 11/01/26 (PR 11/01/24)	465	479,065
Series B, 5.00%, 06/01/24	235	239,940
Series B, 5.00%, 11/01/24	50	51,542
County of Montgomery MD Water Quality Protection Charge Revenue RB, 5.00%, 04/01/24	120	122,099
County of Prince George’s MD, 5.00%, 07/01/24	900	920,603
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	430	435,944
Series A, 5.00%, 07/15/24	495	506,774
Series B, 5.00%, 07/15/24	225	230,352
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27 (PR 07/01/24)	1,500	1,536,164
Maryland State Transportation Authority RB
5.00%, 07/01/24	160	163,515
Series A, 5.00%, 07/01/24	255	260,602
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	238,249
5.00%, 05/01/24	360	366,912
5.00%, 09/01/24	240	246,425
5.00%, 10/01/24	755	776,731
5.00%, 11/01/24	500	515,421
State of Maryland GO
First Series, 5.00%, 06/01/24	460	469,671
Series A, 5.00%, 03/15/24	545	554,058
Series A, 5.00%, 08/01/24	510	522,652
Series B, 4.00%, 08/01/24	375	379,748
Series B, 5.00%, 08/01/24	2,470	2,531,277
Series C, 5.00%, 08/01/24	1,150	1,178,530
Series C-2, 5.00%, 08/01/24	535	548,273
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	90	90,943
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,000	5,050,242
4.00%, 06/01/41 (PR 06/01/24) (GTD)	1,000	1,010,049
4.00%, 06/01/43 (PR 06/01/24) (GTD)	450	454,522
5.00%, 06/01/24	620	633,034

Security	Par (000)	Value

Maryland (continued)
5.00%, 06/15/24 (GTD)	$145	$148,175

		28,707,351

Massachusetts — 2.9%
Boston Water & Sewer Commission RB, 3.50%, 11/01/31 (PR 11/01/24)	1,000	1,009,161
City of Boston MA GO
5.00%, 04/01/24	1,070	1,088,719
Series A, 5.00%, 03/01/24	160	162,537
Series A, 5.00%, 11/01/24	700	720,758
Series B, 5.00%, 04/01/24	105	106,837
Series D, 5.00%, 03/01/24	250	253,964
Commonwealth of Massachusetts, 5.00%, 04/01/24	155	157,740
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	505	516,003
Commonwealth of Massachusetts GO
Series C, 5.00%, 10/01/24	100	102,878
Series C, 5.50%, 12/01/24 (AMBAC)	135	140,476
Commonwealth of Massachusetts GOL
5.00%, 01/01/24	1,700	1,721,603
Series 7, 5.00%, 07/01/24	130	133,006
Series A, 5.00%, 01/01/24	250	253,177
Series A, 5.00%, 07/01/24	80	81,850
Series B, 5.00%, 07/01/24	1,340	1,370,985
Series B, 5.00%, 11/01/24	1,115	1,149,389
Series C, 5.00%, 07/01/24	60	61,387
Series C, 5.00%, 10/01/24	375	385,794
Series F, 5.00%, 05/01/24	100	101,940
Series H, 5.00%, 12/01/24	375	387,334
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	230	234,736
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	1,475	1,509,075
Series B, 5.00%, 07/01/24	105	107,428
Series C, 5.50%, 07/01/24	300	308,639
Massachusetts Bay Transportation Authority Sales Tax Revenue RB, Series B, 5.50%, 07/01/24 (NPFGC)	215	221,142
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	435	445,792
Series 2017, 5.00%, 08/01/24	375	384,303
Series 21, 5.00%, 08/01/24	200	204,962
Series 22, 5.00%, 08/01/24	675	691,746
Massachusetts School Building Authority RB
5.00%, 11/15/24	380	391,797
Series C, 5.00%, 08/15/24	255	261,397
Massachusetts State College Building Authority, 5.00%, 05/01/24 (ST INTERCEPT)	200	203,820
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	175	177,201
Massachusetts Water Resources Authority
5.00%, 08/01/24	155	159,076
5.00%, 08/01/24 (ETM)	310	317,154
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	285	291,753
Series B, 5.00%, 08/01/24	345	354,032
Series C, 5.00%, 08/01/24	655	671,938
University of Massachusetts Building Authority RB
5.00%, 05/01/24	125	127,277
Series 2021-1, 5.00%, 11/01/24	285	293,790

		17,262,596

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.6%
Chippewa Valley Schools GO, Series B, 5.00%, 05/01/24 (Q-SBLF)	$250	$254,800
Great Lakes Water Authority Sewage Disposal System Revenue RB, 5.00%, 07/01/24	100	102,001
Michigan Finance Authority RB
5.00%, 07/01/24 (AGM)	100	101,714
5.00%, 10/01/24	140	143,892
Series B, 5.00%, 10/01/24	195	200,422
Series C-3, 5.00%, 07/01/24 (AGM)	115	116,971
Michigan State Building Authority RB
4.00%, 10/15/24	150	152,129
5.00%, 04/15/24	380	386,591
Series I, 5.00%, 04/15/24	720	732,489
Michigan State University RB, 4.00%, 02/15/24	410	412,697
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	15,261
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39 (PR 03/01/24)	2,355	2,385,748
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	130	134,135
State of Michigan GO, Series A, 5.00%, 12/01/24	245	253,058
State of Michigan RB, 5.00%, 03/15/24	2,465	2,501,078
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/24	780	804,452
University of Michigan, 5.00%, 04/01/24	250	254,396
University of Michigan RB
Series A, 5.00%, 04/01/24	140	142,449
Serise A, 5.00%, 04/01/24	255	259,461
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	51,488

		9,405,232

Minnesota — 1.5%
City of Minneapolis MN GO, 5.00%, 12/01/24	400	413,156
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	350	361,786
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	50,793
Series C, 5.00%, 03/01/24	835	848,241
Series E, 5.00%, 12/01/24	255	263,387
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/24	200	202,383
Series B, 5.00%, 01/01/24	440	445,243
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	160	164,605
Minnesota Public Facilities Authority RB
5.00%, 03/01/24	500	507,970
Series B, 3.00%, 03/01/24	610	609,762
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	116,591
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	100,475
State of Minnesota, 5.00%, 08/01/24	110	112,729
State of Minnesota GO
5.00%, 08/01/24	430	440,668
5.00%, 09/01/24	1,115	1,144,851
Series A, 5.00%, 08/01/24	2,060	2,111,106
Series B, 5.00%, 08/01/24	205	210,086
Series B, 5.00%, 10/01/24	155	159,462
Series D, 5.00%, 08/01/24	765	783,978
Series E, 5.00%, 10/01/24	75	77,159

		9,124,431

Security	Par (000)	Value

Mississippi — 0.1%
State of Mississippi GO
Series B, 5.00%, 09/01/24	$90	$92,350
Series C, 4.00%, 10/01/24	70	71,004
Series C, 5.00%, 10/01/24	505	519,181

		682,535

Missouri — 0.8%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	275	281,312
Curators of the University of Missouri (The), Series A, 5.00%, 11/01/24	485	499,239
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/24	155	157,976
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	820	835,744
Series A, Series A, 5.00%, 05/01/24	130	132,496
Series B, 5.00%, 05/01/24	110	112,112
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	300	302,431
Series A, 5.00%, 04/01/24	1,170	1,190,044
Series B, 5.00%, 04/01/24	125	127,141
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 01/01/24	1,000	1,012,575
Series B, 4.00%, 07/01/24	135	136,559

		4,787,629

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/24	235	240,830

Nebraska — 0.7%
City of Omaha NE GO
Series A, 5.00%, 01/15/24	150	152,000
Series B, 5.00%, 04/15/24	175	178,201
Series B, 5.00%, 11/15/24	55	56,749
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	51,550
Nebraska Public Power District RB
Series A-1, 5.00%, 01/01/24	365	369,373
Series C, 5.00%, 01/01/24	1,195	1,209,317
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	205	207,683
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	490	496,814
Series B, 5.00%, 02/01/31 (PR 08/01/24)	1,240	1,270,149
University of Nebraska Facilities Corp. RB (The), 5.00%, 07/15/24	490	500,195

		4,492,031

Nevada — 1.9%
Clark County School District, 5.00%, 06/15/24 (AGM)	880	898,587
Clark County School District GOL
Series A, 5.00%, 06/15/24	350	357,198
Series B, 5.00%, 06/15/24	185	188,805
Series C, 5.00%, 06/15/24	660	673,573
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	215	219,599
County of Clark NV, 5.00%, 11/01/24	200	206,258
County of Clark NV GOL
5.00%, 06/01/24	90	91,921
5.00%, 11/01/24	220	226,883
5.00%, 12/01/24	265	273,841
Series A, 5.00%, 06/01/24	165	168,522
Series A, 5.00%, 11/01/24	210	216,570

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Series B, 5.00%, 11/01/24	$275	$283,604
Serise A, 5.00%, 12/01/24	300	310,008
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/24	940	960,108
Series C, 5.00%, 07/01/24	365	372,808
County of Clark NV RB
5.00%, 07/01/24	1,030	1,052,043
Series A, 5.00%, 07/01/24	370	377,829
Las Vegas Valley Water District, 5.00%, 12/01/24	260	268,347
Las Vegas Valley Water District GOL
5.00%, 06/01/24	560	571,473
Series A, 5.00%, 02/01/24	150	152,075
Series B, 5.00%, 06/01/24	1,300	1,326,633
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	143,075
State of Nevada GOL
5.00%, 08/01/24	100	102,234
Series A, 5.00%, 05/01/24	170	172,928
Series B, 5.00%, 11/01/24	285	292,861
Series D, 5.00%, 04/01/24	875	888,721
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	495	511,902
Series A, Series A, 5.00%, 12/01/24	100	103,415
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	105	107,039

		11,518,860

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	51,070
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	51,280
Series E, 5.00%, 08/15/24	15	15,384
State of New Hampshire GO, Series B, 5.00%, 12/01/24	210	217,071

		334,805

New Jersey — 2.3%
County of Essex NJ GO, Series B, 5.00%, 09/01/24 (SCH BD RES FD)	110	112,901
County of Monmouth NJ, 5.00%, 07/15/24	145	148,449
County of Monmouth NJ Go, 5.00%, 07/15/24	470	481,179
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	115	118,800
Series A, 4.00%, 08/01/24	400	405,113
New Jersey Economic Development Authority, 5.00%, 11/01/24	130	133,049
New Jersey Economic Development Authority RB
5.00%, 03/01/24	500	505,871
5.00%, 06/15/24	720	731,782
Series AAA, 4.00%, 06/15/24	120	120,658
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	56,465
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	2,285	2,333,705
Series UU, 5.00%, 06/15/24	190	193,109
Series XX, 4.00%, 06/15/24 (SAP)	735	739,032
Series XX, 5.00%, 06/15/24 (SAP)	135	137,209
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	105	107,440
Series A, 5.00%, 09/01/24	290	295,857
Series B, 5.00%, 07/01/24	225	230,229
Series I, 5.00%, 07/01/24	170	173,951

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	$975	$991,479
Series A-1, 5.00%, 06/15/24	520	528,911
Series AA, 4.00%, 06/15/24	165	165,905
Series AA, 5.00%, 06/15/24	180	182,946
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	180	182,216
State of New Jersey GO
5.00%, 06/01/24	720	734,443
Series A, 5.00%, 06/01/24	4,065	4,146,538
Township of Union NJ/Union County GO, 3.00%, 01/15/24	165	164,909

		14,122,146

New Mexico — 1.2%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	153,137
Series A, 5.00%, 06/01/24	280	285,857
Series A, 5.00%, 06/15/24	1,325	1,352,544
Series D, 5.00%, 06/15/24	95	97,070
State of New Mexico GO
5.00%, 03/01/24	450	457,508
Series A, 5.00%, 03/01/24	1,060	1,077,686
Series B, 5.00%, 03/01/24	265	269,421
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/24	1,440	1,472,798
Series A, 5.00%, 07/01/24	755	772,196
Series B, 4.00%, 07/01/24	1,075	1,087,286

		7,025,503

New York — 8.3%
City of New York NY GO
Series 1, 5.00%, 08/01/24	685	701,994
Series A, 5.00%, 08/01/24	1,630	1,670,438
Series A-1, 5.00%, 08/01/24	1,295	1,327,127
Series A-2015, 2.50%, 08/01/24	300	297,707
Series A-2015, 5.00%, 08/01/24	230	235,706
Series B, 5.00%, 08/01/24	100	102,481
Series B-1, 5.00%, 12/01/24	50	51,645
Series C, 5.00%, 08/01/24	2,235	2,290,448
Series D, 4.00%, 08/01/24	120	121,519
Series E, 5.00%, 08/01/24	685	701,994
Series I, 5.00%, 03/01/24	180	182,854
Series J, 5.00%, 08/01/24	540	553,397
Series J-4, 4.00%, 08/01/24	100	101,266
Series J-4, 5.00%, 08/01/24	125	128,101
County of Monroe NY GOL, 5.00%, 06/01/24	1,000	1,020,702
County of Nassau NY, 5.00%, 04/01/26 (PR 04/01/24)	465	472,544
County of Onondaga NY GOL, 5.00%, 05/01/24	60	61,182
County of Westchester NY GOL
Series A, 5.00%, 01/01/24	445	450,596
Series A, 5.00%, 12/01/24	125	129,072
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/24 (SAW)	250	254,775
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/24	245	248,842
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(a)	50	47,512
Series A, 5.00%, 09/01/24	155	159,109
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	130,620
Series A-1, 5.00%, 11/15/24	280	285,480

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A2, 5.00%, 11/15/24	$25	$25,489
Series A-2, 5.00%, 11/15/24	90	91,762
Series B, 5.00%, 11/15/24	645	657,623
Series B, 5.25%, 11/15/24 (AMBAC)	100	102,145
Series B-1, 5.00%, 11/15/24	190	195,773
Series B-2, 5.00%, 11/15/24	185	190,621
Series C, 5.00%, 11/15/24	190	193,719
Series C-1, 5.00%, 11/15/24	855	871,734
Series F, 5.00%, 11/15/24	270	275,284
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/24	200	206,392
New York City Municipal Water Finance Authority RB
5.00%, 06/15/24	515	526,221
Series AA, 4.00%, 06/15/24	185	187,010
Series AA, 5.00%, 06/15/24	2,105	2,150,863
Series BB2, 4.00%, 06/15/24	45	45,489
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/24 (SAW)	545	557,898
Series S, 4.00%, 07/15/24 (SAW)	140	141,603
Series S, 5.00%, 07/15/24 (SAW)	115	117,557
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	444,557
Series S1, 5.00%, 07/15/24 (SAW)	105	107,485
Series S-1, 5.00%, 07/15/24 (SAW)	310	317,210
Series S-3, 5.00%, 07/15/24 (SAW)	125	127,779
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/24	280	283,873
5.00%, 11/01/24	3,295	3,394,179
Series A-1, 5.00%, 08/01/24	1,065	1,090,762
Series B1, 5.00%, 08/01/24	255	261,168
Series C, 5.00%, 11/01/24	1,810	1,864,481
Series C1, 5.00%, 05/01/24	460	468,605
Series E-1, 5.00%, 02/01/24	100	101,383
New York State Dormitory Authority, 5.00%, 03/15/24	915	929,733
New York State Dormitory Authority RB
5.00%, 07/01/24	110	112,378
5.00%, 03/15/27 (PR 03/15/24)	1,200	1,219,918
Series A, 4.00%, 03/15/24	145	146,198
Series A, 5.00%, 02/15/24	230	233,435
Series A, 5.00%, 03/15/24	2,255	2,292,096
Series A, 5.00%, 07/01/24	840	857,581
Series B, 5.00%, 10/01/24	15	15,398
Series B, 5.50%, 03/15/24 (AMBAC)	1,130	1,153,001
Series C, 5.00%, 03/15/24	1,270	1,290,864
Series D, 5.00%, 02/15/24	2,205	2,237,067
Series E, 5.00%, 02/15/24	430	436,423
Series E, 5.00%, 03/15/24	845	858,829
Series F, 5.00%, 10/01/24 (SAW)	110	112,858
New York State Environmental Facilities Corp., 5.00%, 06/15/24	75	76,676
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	1,470	1,502,846
Series A, 4.00%, 06/15/24	90	91,028
Series D, 5.00%, 09/15/24	135	138,705
New York State Thruway Authority RB
Series J, 5.00%, 01/01/24	165	167,053
Series K, 4.00%, 01/01/24	160	160,949
Series K, 5.00%, 01/01/24	120	121,493
Series L, 5.00%, 01/01/24	190	192,364

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB
5.00%, 03/15/24	$490	$497,890
Series A, 5.00%, 03/15/24	3,120	3,170,240
Port Authority of New York & New Jersey RB
5.00%, 07/15/24	200	204,614
Series 194, 5.00%, 10/15/24	1,320	1,358,122
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	815	838,043
State of New York, 5.00%, 03/15/24	375	381,330
State of New York GO, Series A, 5.00%, 03/01/24	360	365,828
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/24	500	516,055
Series A, 5.00%, 11/15/24	1,315	1,357,225
Series C-1, 5.00%, 11/15/24	200	206,422

		49,968,438

North Carolina — 2.8%
City of Charlotte NC COP, 5.00%, 06/01/24	125	127,494
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	142,943
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/24	15	15,493
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/24	280	286,410
City of Durham NC Water & Sewer Utility System Revenue RB, 4.00%, 08/01/24	170	172,131
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	160	163,278
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	215	219,405
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	10,210
City of Winston-Salem Water & Sewer System Revenue, 5.00%, 06/01/33 (PR 06/01/24)	2,350	2,398,397
County of Alamance NC GO, 5.00%, 05/01/24	1,000	1,018,904
County of Buncombe NC RB
5.00%, 06/01/24	125	127,561
Serise A, 5.00%, 06/01/24	175	178,585
County of Durham NC GO, 5.00%, 10/01/24	45	46,295
County of Forsyth NC GO
5.00%, 04/01/24	100	101,704
5.00%, 12/01/24	365	377,062
County of Guilford NC GO
5.00%, 03/01/24	520	528,461
Series B, 5.00%, 05/01/24	235	239,628
County of Mecklenburg NC GO
4.00%, 02/01/24	265	266,862
5.00%, 03/01/24	285	289,567
Series A, 5.00%, 09/01/24	125	128,380
Series A, 5.00%, 12/01/24	175	180,811
Series B, 5.00%, 12/01/24	210	216,973
County of Mecklenburg NC RB, 5.00%, 10/01/24	100	102,878
County of Orange NC GO, 4.00%, 04/01/24	200	201,693
County of Wake NC GO
5.00%, 04/01/24	1,000	1,017,585
Series A, 5.00%, 03/01/24	295	299,703
Series C, 5.00%, 03/01/24	180	182,869
County of Wake NC RB
5.00%, 03/01/24	245	248,906
Series A, 5.00%, 08/01/24	285	292,106
Series A, 5.00%, 12/01/24	110	113,635
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	95	97,615

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina GO
Series A, 5.00%, 06/01/24	$1,175	$1,199,828
Series C, 5.00%, 05/01/24	3,230	3,292,337
State of North Carolina RB
5.00%, 03/01/24	715	725,925
Series B, 5.00%, 05/01/24	165	168,168
Series B, 5.00%, 06/01/24	1,115	1,138,441
Series C, 5.00%, 05/01/24	320	326,144
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	210	213,388

		16,857,775

Ohio — 3.3%
American Municipal Power Inc. RB, 5.00%, 02/15/24	555	562,272
City of Columbus OH
5.00%, 04/01/24	400	406,961
Series 6, 5.00%, 08/15/24	280	287,167
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	1,050	1,068,274
Series A, 4.00%, 08/15/24	455	460,950
Series A, 5.00%, 07/01/24	175	178,986
Cleveland Department of Public Utilities Division of Water RB, Series Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,046,031
County of Franklin OH GOL, 5.00%, 12/01/24	20	20,658
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	265	272,886
Miami University/Oxford OH RB, 5.00%, 09/01/24	485	497,153
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44 (PR 11/15/24)	1,250	1,287,805
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/32 (PR 11/15/24)	500	515,122
5.00%, 11/15/49 (PR 11/15/24)	1,000	1,030,244
Ohio Higher Educational Facility Commission RB, 5.00%, 12/01/24	80	82,318
Ohio State University (The), 5.00%, 12/01/24	100	103,054
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	300	309,162
Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/24	110	111,553
Ohio University RB, Series A, 5.00%, 12/01/24	110	113,273
Ohio Water Development Authority RB
5.00%, 06/01/24	1,100	1,121,829
5.00%, 12/01/24	275	283,184
Series B, 5.00%, 12/01/24	210	216,249
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	255	260,060
5.00%, 12/01/24	160	164,761
Series 2015A, 5.00%, 06/01/24	840	856,669
Series 2015-A, 5.00%, 12/01/24	260	267,737
Princeton City School District GO, 4.00%, 12/01/32 (PR 12/01/24)	795	808,456
State of Ohio, 5.00%, 05/01/27 (PR 05/01/24)	945	962,304
State of Ohio GO
Series A, 4.00%, 05/01/24	290	292,741
Series A, 4.00%, 05/01/24 (ETM)	5	5,045
Series A, 5.00%, 08/01/24	385	394,551
Series A, 5.00%, 09/01/24	215	220,756
Series A, 5.00%, 09/15/24	500	513,858
Series B, 5.00%, 08/01/24	320	327,939
Series B, 5.00%, 09/15/24	1,665	1,711,148
Series S, 5.00%, 05/01/24	215	219,064
Series U, 5.00%, 05/01/24	165	168,119

Security	Par (000)	Value

Ohio (continued)
Serise A, 5.00%, 05/01/24	$150	$152,880
Serise A, 5.00%, 06/15/24	200	204,380
State of Ohio GOL, 5.00%, 09/01/24	925	949,765
State of Ohio RB
5.00%, 01/01/24	170	171,913
Series A, 5.00%, 04/01/24	505	513,743
Series A, 5.00%, 10/01/24	250	256,495
Series A, 5.00%, 12/01/24	485	499,054
Series B, 5.00%, 10/01/24	35	35,909
Series C, 5.00%, 12/01/24	190	195,506

		20,127,984

Oklahoma — 0.5%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	251,993
5.00%, 03/01/24	35	35,564
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	480	484,109
Series A, 5.00%, 06/01/24	990	1,008,904
Oklahoma Agricultural & Mechanical Colleges RB, 4.00%, 07/01/24	100	101,063
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	520	530,704
Series B, 5.00%, 01/01/24	15	15,169
Series B, 5.00%, 07/01/24	55	56,132
Series C, 5.00%, 07/01/24	30	30,617
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	295	298,632
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	130	132,192

		2,945,079

Oregon — 1.9%
Chemeketa Community College District GO, 5.00%, 06/15/24 (GTD)	220	224,818
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/24	175	179,125
City of Portland OR, 5.00%, 02/01/24	500	507,101
City of Portland OR GOL, Series B, 5.00%, 06/15/24	175	178,832
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/24	100	102,179
Series A, 5.00%, 03/01/24	500	507,723
Series A, 5.00%, 05/01/24	215	219,022
Series A, 5.00%, 10/01/24	110	113,151
Series B, 5.00%, 06/01/24	210	214,302
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	350	356,547
County of Multnomah OR GOL, 5.00%, 06/01/24	1,030	1,051,654
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/24 (GTD)	215	219,828
Series B, 5.00%, 06/15/24 (GTD)	435	444,768
Oregon State Lottery RB
5.00%, 04/01/24	810	824,906
5.00%, 04/01/24 (MORAL OBLG)	100	101,840
Series C, 5.00%, 04/01/24	270	274,969
Series E, 5.00%, 04/01/24 (MO)	190	193,496
Portland Community College District GO, 5.00%, 06/15/24	310	316,754
Portland Oregon Water System RB, 5.00%, 05/01/24	180	183,367
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/24 (GTD)(a)	125	120,512
State of Oregon Department of Transportation RB Series A, 5.00%, 11/15/24	850	876,776

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series A, 5.00%, 11/15/28 (PR 11/15/24)	$700	$719,576
Series A, 5.00%, 11/15/29 (PR 11/15/24)	375	385,487
State of Oregon GO
5.00%, 05/01/24	400	407,482
5.00%, 06/01/24	350	357,170
Series A, 5.00%, 05/01/24	900	916,835
Series B, 5.00%, 08/01/24	165	168,889
Series H, 5.00%, 05/01/24	145	147,712
Series I, 5.00%, 08/01/24	340	348,014
Series K, 5.00%, 11/01/24	200	205,872
Series L, 5.00%, 08/01/24	110	112,593
Series O, 5.00%, 08/01/24	25	25,589
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	204,269
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/31 (PR 06/15/24) (GTD)	500	510,103

		11,721,261

Pennsylvania — 2.6%
City of Philadelphia PA GO
5.00%, 02/01/24	315	319,170
5.00%, 08/01/24	395	404,164
5.25%, 07/15/34 (PR 01/15/24)	440	446,488
Series A, 5.00%, 08/01/24	485	496,252
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/24	430	442,306
Commonwealth of Pennsylvania, 5.00%, 10/01/24	475	487,940
Commonwealth of Pennsylvania GO
5.00%, 07/15/24	1,520	1,554,159
First Series, 5.00%, 01/01/24	710	718,413
First Series, 5.00%, 03/01/24	205	208,065
First Series, 5.00%, 03/15/24	245	248,839
First Series, 5.00%, 06/15/24	180	183,722
First Series, 5.00%, 07/01/24	450	459,730
First Series, 5.00%, 08/15/24	1,150	1,177,969
First Series, 5.00%, 09/15/24	575	590,078
Second Series, 5.00%, 01/15/24	105	106,319
Second Series, 5.00%, 09/15/24	1,320	1,354,614
County of Berks PA GO, 5.00%, 11/15/24	200	206,148
County of Chester PA GO, 5.00%, 07/15/24	90	92,141
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	25	25,437
Delaware County Authority RB, 5.00%, 08/01/24	45	45,944
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	199,306
Series B, 5.00%, 07/01/24	125	127,760
Delaware River Port Authority RB, 5.00%, 01/01/33 (PR 01/01/24)	3,450	3,492,474
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/24	100	102,573
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	195	197,600
Pennsylvania State University (The) RB, 5.00%, 09/01/24	120	123,165
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/24	90	92,946
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	106,758
5.00%, 12/01/24	1,175	1,209,966
Series A, 5.00%, 12/01/24	85	87,264
Series A-1, 5.00%, 12/01/24	220	226,547

Security	Par (000)	Value

Pennsylvania (continued)
Series A-2, 5.00%, 12/01/24	$180	$185,356
Series B, 5.00%, 12/01/24	180	185,356

		15,904,969

Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	505	509,265
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	240	246,841
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	290	297,535
State of Rhode Island GO
5.00%, 01/15/24	465	471,005
5.00%, 08/01/24	220	225,294
Series A, 5.00%, 05/01/24	195	198,628
Series D, 5.00%, 08/01/24	515	527,394

		2,475,962

South Carolina — 0.6%
Beaufort County School District/SC GO, 5.00%, 03/01/24 (SCSDE)	500	508,136
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	135	139,334
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	305	308,836
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	165	169,942
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	725	736,437
Series A, 5.00%, 03/01/24	205	208,234
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	101,544
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	110	111,699
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	910	933,644
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	483,310
Serise A, 5.00%, 04/01/24 (SAW)	160	162,799

		3,863,915

Tennessee — 2.1%
City of Chattanooga TN GO
5.00%, 11/01/24	100	103,084
Series B, 5.00%, 03/01/24	100	101,586
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	175	180,756
City of Memphis TN GO
5.00%, 05/01/24	245	249,414
5.00%, 04/01/40 (PR 04/01/24)	3,935	4,002,411
County of Blount TN GO, Series B, 5.00%, 06/01/24	180	183,591
County of Knox TN GO, 5.00%, 06/01/24	145	148,048
County of Shelby TN GO, Series A, 5.00%, 03/01/24	125	126,879
County of Williamson TN GO, 5.00%, 04/01/24	300	305,248
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/24	345	351,563
Series B, 5.00%, 05/15/24	200	203,805
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/24	750	754,054
5.00%, 01/01/24	415	419,945
5.00%, 07/01/24	850	868,477

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 07/01/24	$220	$224,782
Series C, 4.00%, 07/01/24	470	474,887
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/24	165	168,587
State of Tennessee GO
5.00%, 09/01/24	125	128,347
Series A, 5.00%, 08/01/24	145	148,597
Series B, 5.00%, 08/01/24	725	742,987
Series B, 5.00%, 09/01/28 (PR 09/01/24)	250	256,396
Tennessee State School Bond Authority, 5.00%, 11/01/24 (ST INTERCEPT)	475	489,297
Tennessee State School Bond Authority GO, Series B, 5.00%, 09/01/26 (PR 09/01/24)	1,065	1,092,248
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	85	87,558
Second Series, 5.00%, 11/01/24 (ST INTERCEPT)	215	221,471
Series A, 5.00%, 11/01/24	370	381,137
Series B, 5.00%, 11/01/24	495	509,899

		12,925,054

Texas — 11.9%
Alamo Community College District, 5.00%, 02/15/24	545	553,333
Alamo Community College District GOL, 5.00%, 02/15/24	40	40,612
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	295	299,372
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	170	172,413
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	101,459
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	40,596
Series B, 5.00%, 02/15/24 (PSF)	185	187,756
Austin Community College District, 5.00%, 08/01/24	475	486,431
Austin Independent School District, 5.00%, 08/01/24 (PSF)	1,230	1,260,514
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	145	148,597
Series A, 4.00%, 08/01/24 (PSF)	125	126,583
Series A, 5.00%, 08/01/24 (PSF)	55	56,364
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	80	81,198
Series A, 5.00%, 02/15/24 (PSF)	105	106,573
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	330	338,278
Series D, 5.00%, 08/15/24	140	143,512
Series E, 5.00%, 08/15/24	175	179,390
Series H, 5.00%, 08/15/24	315	322,902
Series I, 5.00%, 08/15/24	395	404,909
Series J, 5.00%, 08/15/24	195	199,892
Central Texas Turnpike System, 0.00%, 08/15/24(a)	565	542,357
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	90	86,003
Series C, 5.00%, 08/15/24	125	127,168
City of Arlington TX GOL, Series A, 5.00%, 08/15/24	205	210,274
City of Arlington TX Water & Wastewater System Revenue RB, 5.00%, 06/01/24	700	714,716
City of Austin TX GOL
5.00%, 09/01/24	540	554,101
Series A, 5.00%, 09/01/24	230	236,006
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/24	450	464,107
Series A, 5.00%, 05/15/24	155	158,060
Series A, 5.00%, 11/15/24	415	428,010

Security	Par (000)	Value

Texas (continued)
City of Brownsville TX GOL
5.00%, 02/15/24	$10	$10,138
5.00%, 02/15/24 (ETM)	5	5,070
City of Carrollton TX GOL, 5.00%, 08/15/24	1,250	1,280,083
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/24	440	451,371
Series A, 5.00%, 10/01/24	240	246,202
Series C, 5.00%, 10/01/24	390	400,079
City of Denton TX GOL, 5.00%, 02/15/24	80	81,054
City of El Paso TX GOL, 5.00%, 08/15/24	150	153,285
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/24	255	258,819
Series A, 5.00%, 02/15/24	1,130	1,146,923
City of Frisco TX GOL, 5.00%, 02/15/24	150	152,282
City of Grand Prairie TX GOL, 5.00%, 02/15/24	370	375,281
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	475	489,746
Series C, 5.00%, 05/15/24	600	611,907
Series D, 5.00%, 11/15/24	645	665,023
City of Lubbock TX GOL, 5.00%, 02/15/24	295	299,164
City of Pearland TX GOL, 5.00%, 03/01/24	5	5,076
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	61,466
City of Plano TX GOL, 5.00%, 09/01/24	50	51,240
City of Round Rock TX GOL, 5.00%, 08/15/24	110	112,759
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.25%, 02/01/24	750	760,631
City of San Antonio TX, 5.00%, 08/01/24	735	753,234
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	278,395
5.00%, 02/01/24 (ETM)	170	172,187
City of San Antonio TX GOL
5.00%, 02/01/24	515	522,314
5.00%, 08/01/24	895	917,204
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	95	96,319
Comal Independent School District GO
5.00%, 02/01/24 (PSF)	735	745,330
Series B, 5.00%, 02/01/24 (PSF)	110	111,546
Conroe Independent School District, 5.00%, 02/15/24 (PSF)	120	121,694
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	140	141,976
Conroe Independent School District RB, 5.00%, 02/15/24	525	532,411
County of Bexar TX GOL, 5.00%, 06/15/24	355	362,577
County of Collin TX GOL, 5.00%, 02/15/24	130	131,927
County of Denton TX GOL, 5.00%, 07/15/24	105	107,397
County of Harris TX GOL, 5.00%, 10/01/24	1,600	1,645,381
County of Travis TX GOL, 5.00%, 03/01/24	415	421,307
County of Williamson TX GOL, 4.00%, 02/15/24	245	246,783
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	81,965
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	535	542,678
Series A, 5.00%, 02/15/24 (PSF)	110	111,579
Series C, 5.00%, 02/15/24 (PSF)	150	152,153
Dallas Area Rapid Transit RB
5.00%, 11/01/24	225	231,272
5.00%, 12/01/24	1,035	1,067,581
5.00%, 12/01/32 (PR 12/01/24)	2,500	2,575,176
Series A, 5.00%, 12/01/24	1,100	1,134,627

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Denton Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	$200	$192,185
Fort Bend Independent School District GO
Series A, 5.00%, 08/15/24 (PSF)	300	307,335
Series C, 5.00%, 02/15/24 (PSF)	25	25,355
Series C, 5.00%, 08/15/24 (PSF)	105	107,567
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	410	415,980
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	345	353,523
Garland Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	300	304,399
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	150	144,011
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	380	389,727
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	170	172,387
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	162,296
Series A, 5.00%, 08/15/24 (PSF)	170	174,200
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	66,556
Series A, 5.00%, 08/01/24 (PSF)	430	440,295
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	145	147,160
Series A, 2.00%, 02/15/24 (PSF)	50	49,379
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	143,849
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(a)	700	342,965
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(a)	10,000	2,736,371
Series D, 0.00%, 08/15/24 (PSF)(a)	125	119,630
Lewisville Independent School District GO
5.00%, 08/15/24	515	527,263
5.00%, 08/15/24 (PSF)	385	393,922
Lone Star College System, 5.00%, 02/15/24	135	137,011
Lone Star College System GOL
5.00%, 09/15/24	185	190,102
Series A, 5.00%, 02/15/24	175	177,607
Series A, 5.00%, 08/15/24	205	210,247
Series B, 5.00%, 02/15/24	800	811,919
Lower Colorado River Authority RB
5.00%, 05/15/24	390	397,339
Series B, 5.00%, 05/15/24	160	163,011
McKinney Independent School District GO, 5.00%, 02/15/24 (PSF)	160	162,334
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	195	200,783
Series B, 5.00%, 11/01/24	185	190,486
Series D, 5.00%, 11/01/24	285	293,452
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/24	100	102,965
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	565	578,597
5.25%, 02/01/24 (PSF)	300	304,676
North Texas Municipal Water District RB
5.00%, 06/01/24	135	137,838
5.50%, 06/01/24	50	51,315

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	$375	$385,040
North Texas Tollway Authority RB
5.00%, 01/01/24	195	197,195
Series A, 5.00%, 01/01/24	245	247,758
Series B, 5.00%, 01/01/24	230	232,589
Series S, 5.00%, 01/01/24 (ETM)	85	85,996
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	370	379,317
5.00%, 08/15/24 (PSF)	375	384,790
Series A, 5.00%, 02/15/24 (PSF)	500	507,605
Series A, 5.00%, 08/15/24 (PSF)	165	169,308
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	275	278,796
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	150	152,235
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	112,518
Series B, 5.00%, 07/01/24	1,425	1,457,621
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	250	253,452
Plano Independent School District GO, 5.00%, 02/15/24 (PSF)	1,000	1,014,898
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	34,089
Round Rock Independent School District GO
5.00%, 08/01/24	195	199,741
5.00%, 08/01/24 (PSF)	165	169,011
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF-GTD)	405	410,749
5.00%, 08/15/24 (PSF)	200	204,890
San Antonio Water System RB
Series A, 5.00%, 05/15/24	710	724,162
Series B, 5.00%, 05/15/24	120	122,394
Spring Branch Independent School District GO, 5.00%, 02/01/24 (PSF)	910	922,925
Spring Branch Independent School District GOL, 5.00%, 02/01/24 (PSF)	115	116,633
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	580	594,402
State of Texas GO
5.00%, 04/01/24	425	432,435
5.00%, 08/01/24	95	97,357
5.00%, 10/01/24	100	102,878
Series A, 5.00%, 10/01/24	2,590	2,664,268
Series A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,026,262
Series B-1, 5.00%, 08/01/24	230	235,706
Series D, 5.00%, 05/15/24	425	433,521
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	285	289,425
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/24	475	482,376
5.00%, 03/01/30 (PR 03/01/24)	2,000	2,030,395
Texas A&M University RB
Series C, 5.00%, 05/15/24	875	892,635
Series E, 4.00%, 05/15/24	25	25,251
Series E, 5.00%, 05/15/24	740	754,913
Texas Public Finance Authority RB, 5.00%, 02/01/24	420	425,840
Texas State Technical College, 5.00%, 08/01/24 (AGM)	150	153,221

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas State Technical College RB, 5.00%, 10/15/24	$245	$251,935
Texas State University System RB, Series A, 5.00%, 03/15/24	695	706,551
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/34 (PR 04/01/24)	3,000	3,050,305
First Series, 5.00%, 10/01/24	570	586,407
Series A, 5.00%, 04/01/24	1,155	1,175,311
Series A, 5.00%, 10/01/24	795	817,883
Texas Water Development Board, 5.00%, 08/01/24	760	777,914
Texas Water Development Board RB
5.00%, 04/15/24	430	437,458
5.00%, 08/01/24	585	598,789
Series A, 5.00%, 10/15/24	280	287,925
Series B, 5.00%, 04/15/24	135	137,342
Series B, 5.00%, 10/15/24	110	113,113
Trinity River Authority Central Regional Wastewater System Revenue RB
3.00%, 08/01/24	245	244,828
5.00%, 08/01/24	310	317,307
Trinity River Authority Mountain Creek Revenue RB, 5.00%, 08/01/24	105	107,475
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	90	91,207
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	20,489
University of Houston RB, Series A, 5.00%, 02/15/24	405	410,844
University of North Texas System RB, Series A, 5.00%, 04/15/24	710	722,115
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	125	128,120

		71,808,050

Utah — 1.0%
Central Utah Water Conservancy District RB, 5.00%, 10/01/24	100	102,808
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	110	112,287
Davis School District GO, 5.00%, 06/01/24 (GTD)	315	321,690
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	190	194,240
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	120	121,316
State of Utah GO
5.00%, 07/01/24	2,560	2,618,604
Series B, 5.00%, 07/01/24	270	276,181
University of Utah (The) RB
Series A, 5.00%, 08/01/24	360	368,931
Series A, 5.00%, 08/01/24 (SAP)	410	420,171
Series A-1, 5.00%, 08/01/24	100	102,481
Series B, 5.00%, 08/01/24	235	240,830
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	400	407,979
Utah Transit Authority RB
5.00%, 06/15/24	175	178,638
Series A, 5.00%, 06/15/24	495	505,400

		5,971,556

Vermont — 0.2%
State of Vermont GO
Series A, 5.00%, 02/15/24	165	167,471
Series A, 5.00%, 08/15/24	1,000	1,025,725

		1,193,196

Security	Par (000)	Value

Virginia — 3.6%
City of Alexandria VA GO
Series A, 5.00%, 07/15/24 (SAW)	$105	$107,497
Series C, 5.00%, 07/01/24 (SAW)	435	444,958
Series C, 5.00%, 07/15/24 (SAW)	100	102,379
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	250	258,026
City of Hampton VA GO, Series A, 5.00%, 09/01/24	355	364,504
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	102,481
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	153,937
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	615,747
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	236,786
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	209,852
Series B, 5.00%, 07/15/24 (SAW)	250	255,916
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	755	775,926
Commonwealth of Virginia GO
5.00%, 06/01/24	1,000	1,021,023
Series B, 5.00%, 06/01/24	55	56,156
Series B, 5.00%, 06/01/24 (SAW)	105	107,207
County of Arlington VA, 5.00%, 08/01/24	140	143,335
County of Arlington VA GO
5.00%, 08/15/24	125	128,216
5.00%, 08/15/24 (SAW)	75	76,929
Series A, 5.00%, 08/15/24	50	51,286
County of Chesterfield, 5.00%, 01/01/24	500	506,156
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	253,481
Series A, 5.00%, 10/01/24 (SAW)	525	539,522
Series B, 5.00%, 04/01/24 (SAW)	500	508,384
Series B, 5.00%, 10/01/24 (SAW)	130	133,596
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	51,234
Series A, 5.00%, 08/01/24	400	409,874
Series A, 5.00%, 08/01/24 (SAW)	245	251,048
Series B, 5.00%, 08/01/24 (SAW)	205	210,060
County of Prince William VA GO, 5.00%, 08/01/24 (SAW)	260	266,386
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/24	545	555,256
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	76,312
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	165	168,777
Series A, 5.00%, 08/01/24	175	179,341
Virginia College Building Authority, 5.00%, 02/01/24	2,430	2,462,708
Virginia College Building Authority RB
5.00%, 02/01/24	100	101,346
Series A, 3.00%, 09/01/24	155	154,935
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	251,646
Series A, 5.00%, 09/01/24	570	584,508
Series A, 5.00%, 09/01/24 (SAW)	50	51,273
Series B, 5.00%, 09/01/24	370	379,417
Series D, 5.00%, 02/01/24 (NPFGC)	325	329,374
Series E-1, 5.00%, 02/01/24	300	304,038
Virginia Commonwealth Transportation Board, 5.00%, 05/15/24	195	198,810
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	290	294,695
5.00%, 05/15/24	460	468,987
5.00%, 09/15/24	655	672,710

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 05/15/24	$1,035	$1,055,220
Series C, 5.00%, 05/15/24	170	173,321
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	1,070	1,095,883
Series C, 5.00%, 08/01/24	190	194,596
Virginia Public School Authority, 5.00%, 08/01/24	285	291,894
Virginia Public School Authority RB
5.00%, 02/01/24	75	76,037
5.00%, 08/01/24	205	209,959
5.00%, 08/01/24 (SAW)	1,285	1,316,273
Series B, 5.00%, 08/01/24	120	122,903
Series B, 5.00%, 08/01/24 (SAW)	315	322,620
Series C, 5.00%, 08/01/24 (SAW)	275	281,652
Virginia Resources Authority RB
5.00%, 11/01/24	305	314,381
5.00%, 11/01/24 (MO)	105	108,005
Series A, 5.00%, 11/01/24	275	283,523
Series D, 5.00%, 11/01/24	145	149,493

		21,571,795

Washington — 4.4%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	91,114
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/24	150	154,715
Series S-1, 5.00%, 11/01/24	945	974,708
City of Bellevue WA GOL, 5.00%, 12/01/24	200	206,578
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	55	55,942
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/24	425	432,435
5.00%, 09/01/24	1,000	1,026,773
City of Seattle WA GO, 5.00%, 12/01/24	235	242,729
City of Seattle WA GOL
4.00%, 05/01/24	70	70,661
Series A, 5.00%, 06/01/24	290	296,097
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 05/01/24	80	81,473
5.00%, 09/01/24	420	430,801
Series A, 5.00%, 01/01/24	450	455,421
Series B, 5.00%, 04/01/24	100	101,677
Series C, 5.00%, 09/01/24	355	364,129
Series C, 5.00%, 10/01/24	125	128,458
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	250	256,202
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	25,803
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	315	318,441
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	103,211
County of King WA GO, 5.00%, 07/01/24	110	112,505
County of King WA GOL
5.00%, 06/01/24	990	1,010,707
5.00%, 07/01/24	125	127,847
Series C, 5.00%, 12/01/24	55	56,774
Series E, 5.00%, 06/01/24	125	127,614
Series E, 5.00%, 12/01/24	70	72,258
County of King WA Sewer Revenue RB
5.00%, 07/01/24	320	327,325
Series B, 5.00%, 07/01/24	1,155	1,181,441
County of Pierce WA GO, Series A, 5.00%, 08/01/24	260	266,611
County of Snohomish WA, 5.00%, 12/01/24	105	108,453

Security	Par (000)	Value

Washington (continued)
County of Spokane WA GOL, 5.00%, 12/01/24	$265	$273,716
Energy Northwest RB
5.00%, 07/01/24	985	1,006,980
Series A, 4.00%, 07/01/24	310	313,401
Series A, 5.00%, 07/01/24	1,330	1,359,678
King County Rural Library District GO, 4.00%, 12/01/24	200	202,798
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	80	81,280
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	350	355,490
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	200	206,264
King County School District No. 411 Issaquah GO, 5.00%, 12/01/24 (GTD)	175	180,481
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	130	134,174
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	380	392,200
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	75	77,408
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	103,211
Port of Seattle WA GOL, 5.00%, 06/01/24	400	408,409
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	335	339,484
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	87,596
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	221,903
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	150	154,816
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	100	103,211
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	87,729
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	150	154,816
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	255	263,387
State of Washington, 5.00%, 06/01/24	500	510,512
State of Washington COP
Series A, 5.00%, 07/01/24	120	122,539
Series B, 5.00%, 07/01/24	420	428,887
State of Washington GO
5.00%, 07/01/24	80	81,748
Series 2016A, 5.00%, 07/01/24	105	107,295
Series A-1, 5.00%, 08/01/24	520	532,579
Series B, 5.00%, 07/01/24	1,185	1,210,895
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	96,499
Series C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,125
Series C, 5.00%, 02/01/24	1,475	1,495,949
Series D, 5.00%, 02/01/24	140	141,988
Series E, 0.00%, 12/01/24(a)	60	57,050
Series E, 5.00%, 06/01/24	1,050	1,072,074
Series R-2015C, 5.00%, 07/01/24	60	61,311
Series R-2015E, 5.00%, 07/01/24	180	183,933
Series R-2018C, 5.00%, 08/01/24	710	727,175
Series R-2018D, 5.00%, 08/01/24	110	112,661
Series R-2020A, 5.00%, 01/01/24	800	810,060
Series R-F, 5.00%, 07/01/24	200	204,371
State of Washington RB, 5.00%, 09/01/24	900	920,538

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
University of Washington RB
5.00%, 04/01/24	$675	$686,686
5.00%, 06/01/24	100	102,081
Series C, 5.00%, 12/01/24	285	294,284
Serise A, 5.00%, 12/01/24	395	407,868
Washington State University RB
5.00%, 04/01/24	320	325,047
5.00%, 10/01/24	185	189,703
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	25,803

		26,650,996

West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/24	270	275,676
Series A, 0.00%, 11/01/24 (NPFGC)(a)	140	133,501
Series A, 5.00%, 06/01/24	530	541,142
Series A, 5.00%, 12/01/24	25	25,811
Series B, 5.00%, 06/01/24	40	40,841
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	965	990,198
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	320	327,030
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	315	322,029

		2,656,228

Wisconsin — 1.9%
City of Madison WI GO, Series A, 4.00%, 10/01/24	445	451,690
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	140	143,932
State of Wisconsin, 5.00%, 05/01/24	250	254,800
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/25 (PR 06/01/24)	155	157,778
5.00%, 06/01/26 (PR 06/01/24)	185	188,612
5.00%, 06/01/31 (PR 06/01/24)	500	509,762
Series 1, 5.00%, 06/01/24	85	86,523
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	240	244,994
Serise A, 5.00%, 06/01/24	610	622,693

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	$240	$247,402
Series 2, 5.00%, 11/01/24	2,170	2,236,928
Series A, 5.00%, 05/01/24	550	560,560
Series C, 5.00%, 05/01/24	230	234,416
State of Wisconsin RB
Series A, 5.00%, 05/01/24	760	773,916
Series B, 5.00%, 05/01/24	140	142,563
Wisconsin Department of Transportation, 5.00%, 07/01/24	230	235,212
Wisconsin Department of Transportation RB
5.00%, 07/01/36 (PR 07/01/24)	1,830	1,871,047
Series 1, 5.00%, 07/01/24	610	623,823
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	850	869,065
Series 2, 5.00%, 07/01/24	955	976,641
Series A, 5.00%, 07/01/24	220	224,985

		11,657,342

Total Long-Term Investments — 98.6% (Cost: $604,680,554)		596,431,631

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 3.27%(c)(d)	1,483	1,482,908

Total Short-Term Securities — 0.2% (Cost: $1,483,057)		1,482,908

Total Investments — 98.8% (Cost: $606,163,611)		597,914,539

Other Assets Less Liabilities — 1.2%		7,231,923

Net Assets — 100.0%		$605,146,462

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,855,612	$—	$(372,690	)(a)	$135	$(149)	$1,482,908	1,483	$21,430	$—

(a)	Represents net amount purchased (sold).

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments

Municipal Debt Obligations	$—	$596,431,631	$—	$596,431,631
Short-Term Securities

Money Market Funds	1,482,908	—	—	1,482,908

	$1,482,908	$596,431,631	$—	$597,914,539

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/25	$870	$914,628
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	410	427,553
City of Huntsville AL GOL
5.00%, 05/01/25	180	187,813
Series E, 5.00%, 11/01/25	115	121,411
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	255	267,146

		1,918,551

Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	145	151,121
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	65	68,289
Series D, 5.00%, 09/01/25	30	31,518
State of Alaska GO, Series B, 5.00%, 08/01/25	360	376,762

		627,690

Arizona — 2.1%
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	410	422,654
Arizona State University RB
5.00%, 07/01/25	320	335,173
Series A, 5.00%, 07/01/25	290	303,751
Series B, 5.00%, 07/01/25	245	256,617
Arizona Transportation Board RB
5.00%, 07/01/25	115	120,255
Series A, 5.00%, 07/01/25	395	414,325
City of Phoenix AZ GO, 5.00%, 07/01/25	505	528,620
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	1,485	1,555,117
Series A, 5.00%, 07/01/25	665	696,683
Series D, 5.00%, 07/01/25	410	428,033
City of Tucson Water System Revenue, 5.00%, 07/01/25	175	183,185
County of Pima AZ GOL, 4.00%, 07/01/25	130	133,034
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	530	554,447
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/25	145	151,782
Maricopa County Community College District GO, 5.00%, 07/01/25	720	753,676
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	135	141,169
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	35	36,599
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 07/01/25	140	146,548
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/25	70	73,199
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/25	595	616,504
Series A, 5.00%, 01/01/25	950	984,334
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	209,225
University of Arizona (The) RB, 4.00%, 06/01/25	325	331,883

		9,376,813

California — 12.6%
Bay Area Toll Authority RB, 5.00%, 04/01/25	210	218,725
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	46,922

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	$95	$100,368
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	235	239,939
5.00%, 10/01/25	410	433,366
California State Public Works Board RB
4.00%, 10/01/25	115	118,018
5.00%, 05/01/25	265	275,873
5.00%, 09/01/25	220	231,438
5.00%, 11/01/25	595	628,463
Series A, 5.00%, 06/01/25	110	115,039
Series B, 5.00%, 04/01/25	100	104,060
Series B, 5.00%, 10/01/25	250	263,526
Series C, 5.00%, 11/01/25	125	132,030
Series D, 5.00%, 04/01/25	205	213,322
Series D, 5.00%, 06/01/25	240	250,995
California State University RB
5.00%, 11/01/25	480	507,234
Series A, 4.00%, 11/01/25	125	129,045
Series A, 5.00%, 11/01/25	1,935	2,044,786
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	100	105,214
Carmel Unified School District Go, 4.00%, 08/01/25	100	103,024
City & County of San Francisco CA GO
5.00%, 06/15/25	25	26,227
Series R1, 5.00%, 06/15/25	585	613,717
City of Los Angeles CA GO, 5.00%, 09/01/25	255	268,672
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	260	272,396
Series B, 5.00%, 06/01/25	445	466,216
City of Los Angeles Department of Airports, 5.00%, 05/15/25	170	177,744
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	205	214,338
Series B, 5.00%, 05/15/25	220	230,021
Series C, 5.00%, 05/15/25	160	167,288
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	104,292
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	520	550,279
Coast Community College District GO, 5.00%, 08/01/25	50	52,551
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	210	218,600
County of Monterey CA COP, 5.00%, 10/01/25	280	295,485
County of Santa Clara CA GO, 5.00%, 08/01/25	180	189,386
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/25	80	83,831
Series A, 4.00%, 06/01/25	270	277,276
Series B, 5.00%, 06/01/25	550	576,336
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	95	99,730
El Camino Community College District Foundation (The), 5.00%, 08/01/25	15	15,765
El Camino Community College District Foundation (The) GO, Series-C, 0.00%, 08/01/25(a)	300	281,345
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	60	55,934
Foothill-De Anza Community College District GO
4.00%, 08/01/25	150	154,536
Series B, 0.00%, 08/01/25 (NPFGC)(a)	160	149,653
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	233,456

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	$125	$131,875
Irvine Ranch Water District COP, 5.00%, 03/01/25	20	20,808
Long Beach Community College District GO, 5.00%, 08/01/25	130	136,633
Long Beach Unified School District GO, 5.00%, 08/01/25	175	183,969
Los Angeles Community College District/CA GO
4.00%, 08/01/25	170	175,103
5.00%, 08/01/25	125	131,518
Series C, 5.00%, 08/01/25	345	362,990
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	560	587,861
Series A, 5.00%, 06/01/25	800	838,162
Series A, 5.00%, 07/01/25	110	115,453
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 06/01/25	975	1,021,282
5.00%, 07/01/25	325	341,110
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	335	351,681
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	165	173,001
Los Angeles Department of Water & Power RB
5.00%, 07/01/25	110	115,334
Series A, 5.00%, 07/01/25	305	319,790
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	80	83,879
Series C, 5.00%, 07/01/25	150	157,274
Los Angeles Department of Water & Power Water System Revenue RB, 5.00%, 07/01/25	130	136,416
Los Angeles Department of Water RB
5.00%, 07/01/25	110	115,429
Series B, 5.00%, 07/01/25	635	666,340
Los Angeles Unified School District/CA GO
4.00%, 07/01/25	140	143,356
5.00%, 07/01/25	610	639,843
Series A, 5.00%, 07/01/25	2,080	2,181,760
Los Rios Community College District GO
5.00%, 08/01/25	100	105,103
Series C, 4.00%, 08/01/25	100	102,825
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	190	177,223
Metropolitan Water District of Southern California RB
5.00%, 01/01/25	290	300,769
5.00%, 07/01/25	220	230,905
5.00%, 10/01/25	95	100,368
Series A, 2.50%, 07/01/25	375	372,508
Series A, 5.00%, 07/01/25	480	503,841
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	310	290,209
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	225	211,149
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	23,301
Orange County Water District RB, Series C, 5.00%, 08/15/25	220	231,946
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	580	544,537
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	500	525,624
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	302,038

Security	Par (000)	Value

California (continued)
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	$30	$31,531
Rancho Water District Financing Authority RB, Series A, 5.00%, 08/01/25	190	199,908
Rio Hondo Community College District/CA GO, 5.00%, 08/01/25	170	178,750
Riverside Community College District, 0.00%, 08/01/35 (PR 02/01/25)(a)	2,935	1,675,524
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	105	97,431
Riverside County Transportation Commission Sales Tax Revenue RB, 5.00%, 06/01/25	110	115,176
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	26,562
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	100	105,214
5.00%, 12/01/25	335	355,150
Sacramento Municipal Utility District RB
5.00%, 07/01/25	655	685,495
5.00%, 08/15/25	200	210,450
Series E, 5.00%, 08/15/25	210	220,972
San Diego Community College District GO, 5.00%, 08/01/25	285	299,861
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	255	266,129
San Diego Public Facilities Financing Authority RB
5.00%, 08/01/25	250	263,148
Series A, 5.00%, 08/01/25	100	105,259
Series B, 5.00%, 08/01/25	350	367,702
San Diego Unified School District/CA GO
5.00%, 07/01/25	235	246,345
Series C-2, 5.50%, 07/01/25 (AGM)	280	296,441
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	148,220
Series J-2, 4.00%, 07/01/25	150	153,787
Series J-2, 5.00%, 07/01/25	140	146,759
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	290	305,187
San Francisco City & County Airport Commission San Francisco International Airport RB
4.00%, 05/01/25	200	204,468
5.00%, 05/01/25	395	411,910
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	275	283,254
Series A, 5.00%, 10/01/25	205	216,485
San Francisco County Transportation Authority RB, 4.00%, 02/01/25	175	178,775
San Jose Evergreen Community College District GO, 5.00%, 09/01/25	125	131,702
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	240	225,476
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	130	121,732
Series B, 0.00%, 09/01/25 (NPFGC)(a)	425	397,970
San Mateo Foster City Public Financing Authority RB
Series B, 5.00%, 08/01/25	1,065	1,117,913
Series-A, 5.00%, 08/01/25	355	372,638
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	280,211
Santa Clara Unified School District GO, 5.00%, 07/01/25	100	105,000

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/25	$35	$36,487
Series A, 5.00%, 06/01/25	695	728,279
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/25	125	128,669
Sequoia Union High School District GO
4.00%, 07/01/25	275	282,944
5.00%, 07/01/25	510	535,501
Southern California Public Power Authority RB, 5.00%, 07/01/25	150	157,306
Southwestern Community College District GO, Series D, 5.00%, 08/01/44 (PR 08/01/25)	1,500	1,576,873
State of California Department of Water Resources RB
5.00%, 12/01/25	460	486,959
Series AW, 5.00%, 12/01/25	100	105,861
Series AX, 5.00%, 12/01/25	330	349,340
Series BA, 5.00%, 12/01/25	55	58,223
State of California GO
4.00%, 03/01/25	20	20,435
4.00%, 09/01/25	545	559,263
4.00%, 10/01/25	200	205,483
4.00%, 11/01/25	340	349,838
5.00%, 03/01/25	420	436,587
5.00%, 04/01/25	720	750,051
5.00%, 08/01/25	2,415	2,532,289
5.00%, 09/01/25	2,345	2,463,663
5.00%, 10/01/25	2,950	3,105,360
5.00%, 11/01/25	1,210	1,276,249
5.00%, 12/01/25	60	63,409
Series B, 5.00%, 08/01/25	770	807,396
Series B, 5.00%, 09/01/25	185	194,361
University of California RB
5.00%, 05/15/25	1,000	1,047,175
Series AO, 5.00%, 05/15/25	350	366,511
Series AY, 5.00%, 05/15/25	195	204,199
Series I, 5.00%, 05/15/25	470	491,791
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	89,356
Whittier Union High School District GO, 0.00%, 08/01/25(a)	290	269,272

		55,417,339

Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	24,822
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	85	87,269
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/25	170	179,430
Series A, 5.00%, 11/15/25	325	343,027
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/25	425	448,788
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/25	425	448,788
Colorado Health Facilities Authority, 5.00%, 11/01/25	100	103,685
County of Adams Co. COP, 5.00%, 12/01/25	130	136,986
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	205	216,174
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	340	359,403
Series A, 5.50%, 12/01/25 (SAW)	335	358,265

Security	Par (000)	Value

Colorado (continued)
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	$270	$250,560
State of Colorado COP
Series K, 5.00%, 03/15/25	180	186,764
Series L, 5.00%, 03/15/25	25	25,939
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	375	391,715

		3,561,615

Connecticut — 2.0%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	120	124,580
State of Connecticut GO
4.00%, 06/01/25	805	822,211
5.00%, 09/15/25	1,100	1,155,693
5.00%, 11/15/25	145	152,933
Series A, 5.00%, 01/15/25	1,535	1,588,937
Series A, 5.00%, 04/15/25	170	177,079
Series B, 3.00%, 06/01/25	100	99,749
Series B, 5.00%, 05/15/25	335	349,515
Series B, 5.00%, 06/15/25	125	130,583
Series C, 5.00%, 06/15/25	370	386,525
Series E, 5.00%, 09/15/25	590	619,872
Series E, 5.00%, 10/15/25	245	257,903
Series F, 5.00%, 11/15/25	390	411,338
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/25	135	141,980
Series A, 5.00%, 01/01/25	245	253,207
Series A, 5.00%, 08/01/25	195	204,297
Series A, 5.00%, 09/01/25	450	472,355
Series B, 5.00%, 08/01/25	160	167,628
Series B, 5.00%, 10/01/25	225	236,634
University of Connecticut RB
5.00%, 11/01/25	195	205,677
5.00%, 11/15/25	100	105,572
Series A, 5.00%, 02/15/25	530	549,854

		8,614,122

Delaware — 1.5%
City of Wilmington DE GO, 5.00%, 12/01/25	20	21,090
County of New Castle DE GO
5.00%, 10/01/33 (PR 10/01/25)	1,565	1,648,545
5.00%, 10/01/35 (PR 10/01/25)	2,260	2,380,646
Delaware Transportation Authority, 5.00%, 09/01/25	340	357,048
Delaware Transportation Authority RB
4.00%, 07/01/25	100	102,485
5.00%, 07/01/25	635	665,383
State of Delaware GO
5.00%, 03/01/25	235	244,409
5.00%, 10/01/25	165	173,927
Series 2009C, 5.00%, 10/01/25	790	832,742
Series A, 5.00%, 02/01/25	105	108,971

		6,535,246

District of Columbia — 1.8%
District of Columbia, Series C, 5.00%, 05/01/25	365	380,916
District of Columbia GO
5.00%, 02/01/25	650	674,469
Series A, 5.00%, 06/01/25	460	481,074
Series A, 5.00%, 10/15/25	945	996,611
Series B, 5.00%, 06/01/25	430	449,700
Series D, 5.00%, 06/01/25	180	188,246

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series E, 5.00%, 06/01/25	$315	$329,431
District of Columbia RB
5.00%, 12/01/25	250	263,435
Series A, 5.00%, 03/01/25	180	186,945
Series A, 5.00%, 12/01/25	250	264,459
Series B, 5.00%, 10/01/25	485	511,007
Series C, 5.00%, 10/01/25	875	921,920
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/25	45	47,392
Series A, 5.00%, 10/01/25	550	579,229
Series B, 5.00%, 10/01/25	295	310,748
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/25	200	210,485
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/25	475	495,282
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/25	225	235,490
Series A1, 5.00%, 07/01/25	390	406,652

		7,933,491

Florida — 2.9%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	146,098
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	120	125,632
Series B, 5.00%, 10/01/25	275	287,906
County of Miami-Dade FL GO, Series-D, 5.00%, 07/01/25	320	334,898
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	985	1,037,347
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/25	385	405,368
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	80	84,793
Florida Department of Environmental Protection RB
5.00%, 07/01/25	1,963	2,051,863
Series A, 5.00%, 07/01/25	375	391,976
Florida Department of Management Services COP, Series A, 5.00%, 08/01/25	465	487,791
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	80	83,639
Hillsborough County Aviation Authority RB, 5.00%, 10/01/25	200	210,485
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	185	192,741
Orange County School Board COP, 5.00%, 08/01/25	50	52,172
Palm Beach County School District, 5.00%, 08/01/25	500	523,280
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	165	172,682
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	450	466,865
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	365	378,782
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	165	172,080
Series C, 5.00%, 07/01/25	180	187,724
School District of Broward County/FL GO, 5.00%, 07/01/25	180	188,535
State of Florida Department of Transportation RB, 5.00%, 07/01/25	375	392,367
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	235	245,891
Series A, 5.00%, 07/01/25	695	727,208
Series-B, 5.00%, 07/01/25	190	198,805

Security	Par (000)	Value

Florida (continued)
State of Florida GO
5.00%, 06/01/25	$35	$36,560
5.00%, 07/01/25	290	303,563
Series A, 5.00%, 06/01/25	302	315,461
Series A, 5.00%, 07/01/25	50	52,339
Series B, 5.00%, 06/01/25	310	323,817
Series B, 5.00%, 07/01/25	35	36,637
Series C, 5.00%, 06/01/25	295	308,149
Series D, 5.00%, 06/01/25	85	88,789
State of Florida Lottery Revenue RB
5.00%, 07/01/25	720	752,438
Series A, 5.00%, 07/01/25	510	532,978
Series B, 5.00%, 07/01/25	340	355,318
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	90	94,460
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	90	94,170

		12,841,607

Georgia — 2.8%
Association County Commissioners of Georgia COP, 5.00%, 07/15/25	575	602,436
City of Atlanta GA, 5.00%, 12/01/25	250	264,651
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/25	300	313,903
Series A, 5.00%, 07/01/25	135	141,256
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	195	209,038
Series B, 5.00%, 11/01/25	245	258,171
County of Forsyth GA GO, 5.00%, 09/01/25	110	115,719
Forsyth County School District GO, 5.00%, 02/01/25	155	160,754
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/25	990	1,032,901
Gwinnett County School District GO
5.00%, 02/01/25	645	668,945
5.00%, 08/01/25	330	346,469
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/25	295	309,393
Henry County School District, 4.00%, 08/01/25 (SAW)	125	128,119
Henry County School District GO, 5.00%, 08/01/25 (SAW)	300	314,637
Henry County Water Authority RB, 5.00%, 02/01/25	250	259,064
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	105,026
Series A, 4.00%, 07/01/25	365	374,458
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/25	145	148,644
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	1,140	1,198,215
Series B, 5.00%, 10/01/25	435	458,013
State of Georgia GO
5.00%, 07/01/25	250	261,962
Series A, 5.00%, 02/01/25	820	850,584
Series A, 5.00%, 07/01/25	135	141,459
Series A1, 5.00%, 02/01/25	745	772,787
Series A-1, 5.00%, 02/01/25	105	108,916
Series C1, 4.00%, 01/01/25	840	855,971
Series C1, 4.00%, 07/01/25	655	672,668
Series E, 5.00%, 12/01/25	1,135	1,201,226
Series F, 5.00%, 07/01/25	165	172,895

		12,448,280

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB 5.00%, 07/01/25	985	1,028,956

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series A, 5.00%, 07/01/45 (PR 07/01/25)	$600	$626,389
Series B, 5.00%, 07/01/25	310	323,834
City & County of Honolulu HI GO
4.00%, 08/01/25	75	76,954
5.00%, 09/01/25	375	394,063
Series A, 5.00%, 10/01/25	245	257,961
Series B, 5.00%, 09/01/25	350	367,792
Series C, 5.00%, 10/01/25	65	68,439
Series E, 5.00%, 09/01/25	270	283,725
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	550	577,322
State of Hawaii GO
5.00%, 01/01/25	170	175,807
5.00%, 10/01/25	455	479,071
Series EZ, 5.00%, 10/01/25	380	400,103
Series FE, 5.00%, 10/01/25	425	447,484
Series FH, 5.00%, 10/01/25	210	221,110
Series FK, 5.00%, 05/01/25	365	380,626
Series FN, 5.00%, 10/01/25	580	610,684
Series FT, 5.00%, 01/01/25	185	191,319
State of Hawaii State Highway Fund RB
Series A, 4.00%, 01/01/25	135	137,434
Series B, 5.00%, 01/01/25	380	392,980
University of Hawaii RB
5.00%, 10/01/25	90	94,546
Series B, 5.00%, 10/01/25	115	120,809

		7,657,408

Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	1,245	1,301,685

Illinois — 2.9%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	1,025	1,056,634
Series C, 5.00%, 01/01/25	225	231,944
Series F, 5.00%, 01/01/25	150	154,629
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	2,000	2,097,588
Illinois Finance Authority RB
4.00%, 01/01/25	425	432,941
4.00%, 07/01/25	870	889,596
5.00%, 01/01/25	345	357,013
5.00%, 07/01/25	475	497,114
5.00%, 12/01/25	550	579,136
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	155	159,988
Series A, 5.00%, 01/01/25	65	67,092
Series B, 5.00%, 01/01/25	420	433,515
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	500	515,185
State of Illinois GO
5.00%, 01/01/25	155	158,607
5.00%, 02/01/25	320	327,846
5.00%, 05/01/25	1,000	1,029,243
5.00%, 10/01/25	100	103,548
5.50%, 05/01/25	210	217,973
Series A, 5.00%, 03/01/25	510	523,154
Series B, 5.00%, 03/01/25	800	820,633
Series D, 5.00%, 11/01/25	1,985	2,058,400
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	206,400

		12,918,179

Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/25	365	383,174

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority RB
5.00%, 02/01/25	$1,300	$1,346,683
5.00%, 02/01/31 (PR 02/01/25)	2,230	2,311,626
Series B, 5.00%, 02/01/25	480	497,237
Series C, 5.00%, 12/01/25	785	829,193
Indiana University RB, 5.00%, 06/01/25	605	631,717
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	110	113,757
Purdue University COP, Series A, 5.00%, 07/01/25	135	141,517
Purdue University RB
4.00%, 07/01/25	90	92,466
5.00%, 07/01/25	435	456,001
Series A, 5.25%, 07/01/25	190	200,164

		7,003,535

Iowa — 0.5%
County of Polk IA GO, 5.00%, 06/01/25	185	193,093
Iowa Finance Authority RB, 5.00%, 08/01/25	495	519,483
State of Iowa GO
5.00%, 06/15/25	520	543,006
Series-A, 5.00%, 06/01/25	250	260,885
State of Iowa RB, Series A, 5.00%, 06/01/25	610	636,560

		2,153,027

Kansas — 0.9%
County of Johnson KS, 5.00%, 09/01/25	205	215,184
Johnson County Public Building Commission RB
5.00%, 09/01/25	180	188,734
Series A, 5.00%, 09/01/25	265	277,858
Johnson County Unified School District No. 512 Shawnee Mission GO
5.00%, 10/01/30 (PR 10/01/25)	510	536,004
5.00%, 10/01/31 (PR 10/01/25)	800	840,790
Series B, 5.00%, 10/01/25	250	262,927
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	21,015
State of Kansas Department of Transportation RB
5.00%, 09/01/25	1,060	1,112,658
Series A, 5.00%, 09/01/25	515	540,584

		3,995,754

Kentucky — 0.1%
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	295	307,841

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/25	430	448,665
State of Louisiana GO
5.00%, 03/01/25	30	31,179
5.00%, 09/01/25	95	99,763
Series A, 5.00%, 03/01/25	110	114,324
Series A, 5.00%, 09/01/25	310	325,543
Series B, 5.00%, 05/01/25	40	41,736
Series B, 5.00%, 08/01/25	370	387,970
State of Louisiana RB, 5.00%, 09/01/25	705	740,349

		2,189,529

Maine — 0.8%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	110,479
Maine Municipal Bond Bank RB 5.00%, 11/01/25	425	446,378

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
Series A, 5.00%, 09/01/25	$290	$304,004
Series B, 5.00%, 11/01/25	185	194,306
State of Maine GO
5.00%, 06/01/25	140	146,298
Series B, 5.00%, 06/01/25	2,275	2,377,343

		3,578,808

Maryland — 3.6%
City of Baltimore MD RB
5.00%, 07/01/25	295	308,165
Series A, 5.00%, 07/01/25	190	198,479
County of Anne Arundel MD GOL
5.00%, 04/01/25	200	208,309
5.00%, 10/01/25	1,470	1,549,531
County of Baltimore MD GO
5.00%, 03/01/25	550	571,521
5.00%, 08/01/25	125	131,238
County of Charles MD GO, 5.00%, 10/01/25	85	89,599
County of Frederick MD, 5.00%, 08/01/25	300	314,646
County of Howard MD GO
5.00%, 08/15/25	285	299,502
Series A, 5.00%, 02/15/25	365	378,867
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	104,117
County of Montgomery MD GO
5.00%, 11/01/25	1,075	1,134,124
Series C, 5.00%, 10/01/25	175	184,258
Series D, 4.00%, 11/01/25	540	556,745
County of Prince George’s MD GOL
5.00%, 07/15/25	1,505	1,578,458
Series A, 5.00%, 07/01/25	250	261,962
Series A, 5.00%, 07/15/25	305	319,887
Series B, 5.00%, 07/15/25	100	104,881
State of Maryland Department of Transportation RB
4.00%, 09/01/25	425	437,074
5.00%, 05/01/25	95	99,124
5.00%, 09/01/25	315	331,232
5.00%, 10/01/25	505	532,080
5.00%, 12/01/25	130	137,419
State of Maryland GO
Second Series A, 5.00%, 08/01/25	435	456,709
Second Series B, 5.00%, 08/01/25	365	383,216
Series A, 5.00%, 03/15/25	175	182,062
Series A, 5.00%, 08/01/25	405	425,212
Series B, 4.00%, 08/01/25	335	344,242
Series B, 5.00%, 08/01/25	2,045	2,147,059
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	65	66,606
5.00%, 06/01/25 (GTD)	545	569,968
Washington Suburban Sanitary Commission RB
4.00%, 06/01/25 (GTD)	485	496,980
5.00%, 06/01/25 (GTD)	345	360,805
5.00%, 06/15/25 (GTD)	315	329,732
5.00%, 12/01/25 (GTD)	225	238,129

		15,831,938

Massachusetts — 3.3%
City of Boston MA GO, Series A, 5.00%, 11/01/25	200	211,347
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	235	243,221
Commonwealth of Massachusetts GOL 5.00%, 07/01/25	140	146,759

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 09/01/25	$150	$157,799
Series A, 5.00%, 07/01/25	280	293,397
Series B, 5.00%, 04/01/25	160	166,647
Series B, 5.00%, 07/01/25	310	324,832
Series B, 5.00%, 11/01/25	295	311,591
Series B, 5.25%, 09/01/25 (AGM)	415	439,098
Series C, 5.00%, 08/01/25	840	881,922
Series C, 5.00%, 09/01/25	135	142,019
Series C, 5.00%, 10/01/25	970	1,022,480
Series D, 5.00%, 07/01/25	635	665,383
Series E, 5.00%, 11/01/25	225	237,654
Series E, 5.00%, 11/01/25 (AMBAC)	180	190,123
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	240	250,945
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	990	1,037,368
Massachusetts Bay Transportation Authority Sales Tax Revenue RB, 5.00%, 07/01/25	165	172,895
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	1,520	1,596,538
Series 22, 5.00%, 08/01/25	95	99,784
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	685	719,035
Series A, 5.00%, 10/15/25	250	263,776
Massachusetts School Building Authority RB
5.00%, 01/15/25	130	134,568
5.00%, 02/15/25	150	155,592
Series A, 5.00%, 11/15/41 (PR 11/15/25)	250	264,080
Series A, 5.00%, 11/15/45 (PR 11/15/25)	2,475	2,614,391
Series C, 5.00%, 08/15/25	260	272,934
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	530	548,541
Massachusetts Water Resources Authority
5.00%, 08/01/25	110	115,441
5.00%, 08/01/25 (ETM)	25	26,203
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	300	314,838
Series B, 5.25%, 08/01/25 (AGM)	15	15,823
Series C, 5.00%, 08/01/25	10	10,495
Town of Watertown MA GOL, 5.00%, 02/01/25	225	233,392
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	210	221,524

		14,502,435

Michigan — 1.1%
Lansing School District GO, 5.00%, 05/01/25 (Q-SBLF)	20	20,844
Michigan Finance Authority RB
5.00%, 10/01/25	330	347,379
Series A, 5.00%, 12/01/25	185	194,659
Series B, 5.00%, 10/01/25	675	710,548
Michigan State Building Authority RB
5.00%, 04/15/25	335	348,625
Series I, 5.00%, 04/15/25	750	780,503
Michigan State University RB, 5.00%, 02/15/25	35	36,280
State of Michigan GO
Series A, 5.00%, 05/01/25	160	166,818
Series B, 4.00%, 11/01/25	130	134,158
State of Michigan RB, 5.00%, 03/15/25	1,110	1,149,451
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/25	100	105,547
University of Michigan RB 5.00%, 04/01/25	460	479,112

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Series A, 5.00%, 04/01/25	$290	$302,049
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	26,235

		4,802,208

Minnesota — 2.0%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	154,732
County of Hennepin MN GO
5.00%, 12/01/25	1,000	1,058,349
Series A, 5.00%, 12/01/25	350	370,422
Metropolitan Council GO
5.00%, 03/01/25	755	784,681
Series A, 5.00%, 03/01/25	190	197,469
Series B, 5.00%, 12/01/25	1,000	1,058,349
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	200	206,667
Series C, 5.00%, 01/01/25	175	180,833
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	325	337,658
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	51,931
State of Minnesota GO
Series A, 5.00%, 08/01/25	525	550,029
Series A, 5.00%, 10/01/25	165	173,532
Series B, 5.00%, 08/01/25	310	324,779
Series B, 5.00%, 10/01/25	135	141,980
Series D, 5.00%, 08/01/25	1,800	1,885,814
Series E, 5.00%, 10/01/25	100	105,171
University of Minnesota RB
Series B, 5.00%, 10/01/25	230	241,837
Series B, 5.00%, 12/01/25	1,015	1,070,843

		8,895,076

Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	440	464,546
Series C, 5.00%, 10/01/25	635	667,833
Series F, 5.00%, 11/01/32 (PR 11/01/25)	300	315,905

		1,448,284

Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	110	114,600
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	915	953,266
Missouri State Board of Public Buildings RB
5.00%, 10/01/25	305	320,406
Series A, 5.00%, 04/01/25	375	389,512

		1,777,784

Nebraska — 0.7%
City of Omaha NE GO, 5.00%, 04/15/25	825	860,153
Douglas County School District No. 17/NE GO, 4.00%, 06/15/35 (PR 06/15/25)	630	646,102
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	325	335,887
Series C, 5.00%, 01/01/25	335	346,221
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	150	154,997
Omaha Public Power District RB
5.00%, 02/01/25	175	181,406
Series A, 5.00%, 02/01/25	530	549,400

		3,074,166

Security	Par (000)	Value

Nevada — 1.6%
Clark County School District GOL, Series A, 5.00%, 06/15/25	$955	$995,648
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	615	643,765
County of Clark Department of Aviation RB, 5.00%, 07/01/25	1,000	1,046,341
County of Clark NV GOL
5.00%, 11/01/25	590	622,450
Series A, 5.00%, 06/01/25	230	240,062
Series A, 5.00%, 11/01/25	360	379,800
Series B, 5.00%, 06/01/25	50	52,239
Series B, 5.00%, 12/01/25	270	285,408
County of Clark NV RB
5.00%, 07/01/25	475	496,604
Series B, 5.00%, 07/01/25	140	146,248
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	325	339,553
State of Nevada GOL
5.00%, 05/01/25	220	229,418
Series A, 5.00%, 05/01/25	260	271,131
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	815	861,509
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	140	145,980
Series C, 5.00%, 10/01/25	60	63,031

		6,819,187

New Hampshire — 0.5%
City of Manchester NH GO, 4.00%, 06/15/25	385	392,876
City of Nashua NH GO, 5.00%, 09/01/25	140	147,344
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	405	425,331
5.00%, 08/15/25 (ST INTERCEPT)	70	73,514
Series A, 5.00%, 08/15/25	175	183,785
New Hampshire State Turnpike System RB, 4.00%, 11/01/25	160	164,669
State of New Hampshire GO
5.00%, 12/01/25	540	571,508
Series B, 5.00%, 12/01/25	175	185,211

		2,144,238

New Jersey — 2.5%
County of Essex NJ GO, 5.00%, 08/01/25	170	178,294
County of Monmouth NJ GO, 5.00%, 07/15/25	195	204,518
Monmouth County Improvement Authority (The) RB
4.00%, 08/01/25 (GTD)	50	51,313
5.00%, 02/15/25 (GTD)	100	103,835
5.00%, 12/01/25 (GTD)	270	286,032
New Jersey Economic Development Authority, 5.00%, 11/01/25	170	176,346
New Jersey Economic Development Authority RB
5.00%, 03/01/25	575	592,404
5.00%, 06/15/25	305	314,174
Series A, 4.13%, 06/15/25	170	172,345
Series B, 4.00%, 11/01/25 (SAP)	910	923,241
Series D, 5.00%, 06/15/25	130	134,503
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,000	1,051,117
New Jersey Educational Facilities Authority RB
Series B, 5.00%, 07/01/25	605	634,468
Series D, 5.00%, 07/01/25	470	492,893
New Jersey Infrastructure Bank RB, Series A-1, 5.00%, 09/01/25 (GTD)	110	115,796
New Jersey Transportation Trust Fund Authority RB 5.00%, 06/15/25	105	108,811

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 06/15/25	$225	$232,793
Series A, 5.75%, 06/15/25 (NPFGC)	220	230,970
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	118,947
Series C-2, 5.50%, 01/01/25 (AMBAC)	800	833,909
State of New Jersey GO
5.00%, 06/01/25	1,015	1,060,870
5.00%, 06/01/31 (PR 06/01/25)	100	104,416
5.00%, 06/01/32 (PR 06/01/25)	500	522,080
Series A, 5.00%, 06/01/25	2,250	2,351,683

		10,995,758

New Mexico — 0.5%
New Mexico Finance Authority RB
5.00%, 06/01/25	200	208,956
5.00%, 06/15/25	250	261,166
Series A, 5.00%, 06/15/25	210	219,600
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	88,958
State of New Mexico GO, 5.00%, 03/01/25	365	380,014
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/25	890	930,670
Series D, 5.00%, 07/01/25	85	88,884

		2,178,248

New York — 7.7%
City of New York NY GO
4.00%, 08/01/25	100	102,385
5.00%, 08/01/25	680	711,359
Series 1, 5.00%, 08/01/25	470	491,674
Series A, 5.00%, 08/01/25	1,665	1,741,783
Series A-1, 5.00%, 08/01/25	220	230,145
Series C, 4.00%, 08/01/25	240	245,725
Series C, 5.00%, 08/01/25	4,340	4,540,142
Series C-1, 5.00%, 08/01/25	670	700,897
Series E, 5.00%, 08/01/25	335	350,449
Series F-1, 5.00%, 06/01/25	115	119,865
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	50	52,239
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/25 (SAW)	310	323,948
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	102,245
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	187,373
5.00%, 09/01/25	140	147,117
Metropolitan Transportation Authority RB
5.00%, 11/15/25	390	404,953
Series A, 5.00%, 11/15/25	140	147,758
Series A2, 5.00%, 11/15/25	150	155,191
Series B, 5.00%, 11/15/25	650	672,492
Series B2, 5.00%, 11/15/25	265	279,685
Series C-1, 5.00%, 11/15/25	470	486,264
Series F, 5.00%, 11/15/25	230	237,959
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/25	425	444,787
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/25	185	189,701
5.00%, 07/15/25 (SAW)	40	41,874
5.00%, 07/15/25 (ETM) (SAW)	185	193,480
Series S-3, 5.00%, 07/15/25 (SAW)	670	701,383
Series S-4A, 5.00%, 07/15/25 (SAW)	205	214,602

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/01/25	$135	$142,191
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	102,195
5.00%, 02/01/25	345	357,509
5.00%, 05/01/25	135	140,592
5.00%, 08/01/25	605	633,573
5.00%, 11/01/25	815	858,412
Series A-1, 5.00%, 08/01/25	50	52,361
Series B-1, 5.00%, 08/01/25	275	287,988
Series C, 5.00%, 11/01/25	1,255	1,321,847
New York City Water & Sewer System RB
4.00%, 06/15/25	540	553,871
5.00%, 06/15/25	325	340,131
Series FF, 4.00%, 06/15/25	50	51,284
Series GG, 5.00%, 06/15/25	320	334,898
New York State Dormitory Authority RB
4.00%, 02/15/25	130	132,706
5.00%, 03/15/25	250	260,079
5.00%, 07/01/25	365	382,863
5.00%, 10/01/25	255	269,348
5.00%, 07/01/37 (PR 07/01/25)	50	52,306
Series 1, 5.00%, 03/15/25	440	457,903
Series A, 5.00%, 02/15/25	535	555,177
Series A, 5.00%, 03/15/25	910	946,663
Series A, 5.00%, 07/01/25	345	360,988
Series B, 5.00%, 02/15/25	370	384,100
Series B, 5.50%, 03/15/25 (AMBAC)	210	220,139
Series C, 5.00%, 03/15/25	275	286,190
Series D, 5.00%, 02/15/25	685	710,839
Series E, 5.00%, 02/15/25	60	62,287
Series E, 5.00%, 03/15/25	615	639,469
New York State Environmental Facilities Corp., 5.00%, 06/15/25	150	157,142
New York State Environmental Facilities Corp. RB
5.00%, 06/15/25	200	209,522
5.00%, 10/15/25	70	73,925
Series A, 4.00%, 06/15/25	100	102,714
Series B, 5.00%, 06/15/25	365	382,378
Series D, 5.00%, 03/15/25	215	223,318
New York State Thruway Authority RB
5.00%, 01/01/25	220	227,515
Series A-1, 5.00%, 03/15/25	215	223,437
Series L, 5.00%, 01/01/25	260	268,881
New York State Urban Development Corp. RB
5.00%, 03/15/25	1,625	1,688,770
5.00%, 03/15/25 (ETM)	5	5,189
Series A, 5.00%, 03/15/25	2,275	2,364,278
Series C, 5.00%, 03/15/25	105	109,121
Port Authority of New York & New Jersey RB
4.00%, 12/01/25	145	149,428
Series 189, 5.00%, 05/01/25	195	203,116
Series 205, 5.00%, 11/15/25	480	506,142
State of New York GO
Series A, 5.00%, 02/15/25	75	77,889
Series-A, 5.00%, 03/15/25	50	52,036
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/25	500	526,854
Series A, 5.00%, 11/15/25	225	237,084

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/25	$535	$563,734
Series C-1, 5.00%, 11/15/25	260	273,964

		33,741,821

North Carolina — 2.3%
City of Charlotte NC COP
5.00%, 12/01/25	50	52,853
Series B, 5.00%, 06/01/25	50	52,239
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	89,067
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	200	209,483
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	405	424,204
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	245	257,795
City of Winston-Salem NC Water & Sewer System Revenue RB, 5.00%, 06/01/25	275	287,599
County of Buncombe NC, 5.00%, 06/01/25	210	219,404
County of Durham NC GO, 5.00%, 10/01/25	275	289,944
County of Forsyth NC GO
5.00%, 03/01/25	190	197,469
5.00%, 07/01/25	95	99,566
5.00%, 12/01/25	200	211,721
County of Guilford NC GO, 5.00%, 03/01/25	350	363,759
County of Iredell NC RB, 5.00%, 12/01/25	25	26,395
County of Johnston NC GO, 4.00%, 02/01/25	240	244,642
County of Mecklenburg NC GO
5.00%, 03/01/25	110	114,364
5.25%, 12/01/25	10	10,648
County of New Hanover NC GO, 5.00%, 08/01/25	100	105,013
County of Wake NC, 5.00%, 03/01/25	530	550,932
County of Wake NC GO
5.00%, 02/01/25	195	202,273
Series A, 5.00%, 03/01/25	425	441,785
Series C, 5.00%, 03/01/25	370	384,613
County of Wake NC RB, 5.00%, 08/01/25	185	194,067
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/25	580	599,716
State of North Carolina GO
5.00%, 06/01/25	300	313,744
Series A, 5.00%, 06/01/25	1,520	1,589,636
Series B, 5.00%, 06/01/25	980	1,024,896
State of North Carolina RB
5.00%, 03/01/25	250	259,510
5.00%, 05/01/25	315	328,099
Series B, 5.00%, 05/01/25	720	749,683

		9,895,119

Ohio — 3.3%
American Municipal Power Inc. RB, Series-A, 5.00%, 02/15/25	390	403,229
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	154,492
City of Cincinnati OH Water System Revenue RB, 4.00%, 12/01/30 (PR 12/01/25)	2,000	2,065,617
City of Cleveland OH GO, 5.00%, 12/01/25	140	147,810
City of Columbus OH GO
4.00%, 08/15/25	45	46,299
Series 1, 5.00%, 07/01/25	840	879,288
Series A, 4.00%, 04/01/25	205	209,683
Series A, 5.00%, 04/01/25	205	213,478
City of Columbus OH GOL
5.00%, 07/01/25	175	183,185
Series B, 4.00%, 07/01/25	35	35,944

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH RB, Series A, 5.00%, 07/01/25	$140	$146,548
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/25	780	806,643
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	170	177,612
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	120	126,235
Ohio State University (The) RB, 5.00%, 12/01/25	515	543,070
Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/25	185	191,701
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/25	335	349,310
Series A, 5.00%, 12/01/25	280	295,262
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/25	400	417,086
5.00%, 12/01/25	195	205,629
Series 2015-A, 5.00%, 12/01/25	485	511,436
Series B, 5.00%, 12/01/25	155	163,449
State of Ohio, 5.00%, 11/01/25	125	131,937
State of Ohio GO
4.00%, 05/01/25	150	153,527
5.00%, 08/01/25	750	786,927
5.00%, 08/01/25 (ETM)	5	5,246
5.00%, 09/01/25	165	173,464
5.00%, 10/01/25	400	421,353
5.00%, 05/01/26 (PR 05/01/25)	1,000	1,043,208
Series A, 5.00%, 06/15/25	275	287,687
Series A, 5.00%, 09/01/25	335	352,184
Series A, 5.00%, 09/15/25	185	194,671
Series A, 5.00%, 05/01/37 (PR 05/01/25)	325	339,042
Series B, 5.00%, 09/01/25	225	236,542
Series B, 5.00%, 09/15/25	590	620,844
Series S, 5.00%, 05/01/25	110	114,753
Series V, 5.00%, 05/01/25	315	328,610
State of Ohio RB
5.00%, 04/01/25	290	301,498
Series A, 5.00%, 02/01/25	50	51,770
Series C, 5.00%, 12/01/25	145	153,089
Series-A, 5.00%, 06/01/25	630	657,561

		14,626,919

Oklahoma — 0.4%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	98,786
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	160	162,828
Series A, 5.00%, 06/01/25	545	567,495
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	112,312
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	385	402,346
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	210	217,173
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	350	364,142

		1,925,082

Oregon — 1.5%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	15,698
City of Portland OR GOL, 5.00%, 06/15/25	75	78,460
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/15/25	320	334,629
City of Portland Sewer System Revenue, 5.00%, 06/01/25	215	224,628

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	$300	$313,802
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	1,150	1,203,782
Series B, 5.00%, 06/15/25 (GTD)	250	261,692
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(a)	650	375,613
Portland Community College District GO, 5.00%, 06/15/25	610	638,528
Salem-Keizer School District No. 24J GO, Series-B, 5.00%, 06/15/25 (GTD)	275	287,282
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	300	317,018
Series C, 5.00%, 11/15/25	100	105,673
State of Oregon GO
5.00%, 05/01/25	985	1,026,974
5.00%, 06/01/25	150	156,686
5.00%, 08/01/25	90	94,371
5.00%, 08/01/35 (PR 08/01/25)	500	523,503
Series H, 5.00%, 08/01/25	300	314,570
Series L, 5.00%, 08/01/25	225	235,927
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 09/01/25	200	210,259

		6,719,095

Pennsylvania — 2.5%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	355	370,425
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 06/01/25	370	384,815
5.00%, 10/01/25	630	659,867
Series B, 5.00%, 11/01/25	130	136,411
Commonwealth of Pennsylvania, 5.00%, 10/01/25	965	1,013,742
Commonwealth of Pennsylvania GO
5.00%, 05/15/25	120	125,102
5.00%, 07/15/25	75	78,415
5.00%, 09/15/25 (AGM)	20	21,013
First Series, 5.00%, 01/01/25	350	361,609
First Series, 5.00%, 02/01/25 (AGM)	370	383,030
First Series, 5.00%, 08/15/25	1,105	1,157,463
First Series, 5.00%, 09/15/25	1,140	1,196,380
Second Series, 5.00%, 01/15/25	135	139,607
Second Series, 5.00%, 09/15/25	1,125	1,180,638
Series D, 5.00%, 08/15/25	140	146,647
County of Bucks PA GO, 5.00%, 06/01/25	140	146,414
County of Chester PA GOL, 5.00%, 07/15/25	100	104,815
Delaware County Authority RB, 5.00%, 12/01/25	60	63,026
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	105	109,708
Delaware River Port Authority RB
5.00%, 01/01/25	120	123,940
Series B, 5.00%, 01/01/25	270	278,866
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/25	145	152,810
Pennsylvania Infrastructure Investment Authority RB, 5.00%, 01/15/25	150	155,397
Pennsylvania State University (The) RB, 5.25%, 08/15/25	365	384,916
Pennsylvania Turnpike Commission, 5.00%, 12/01/25	100	105,451
Pennsylvania Turnpike Commission RB
5.00%, 12/01/25	110	115,996
Series A, 5.00%, 12/01/25	620	653,794
Series A2, 5.00%, 12/01/25	480	506,163
Series B, 5.00%, 06/01/25	170	176,563

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Authority for Industrial Development RB, 5.00%, 07/01/25	$250	$260,781
Township of Lower Merion PA GO, 5.00%, 01/15/25	55	56,970

		10,750,774

Rhode Island — 0.5%
Narragansett Bay Commission, 5.00%, 02/01/30 (PR 02/01/25)	400	414,641
Rhode Island Commerce Corp., 5.00%, 06/15/25	190	197,530
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	445	463,661
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB 5.00%, 10/01/25	130	136,971
Series B, 5.00%, 10/01/25	135	142,239
State of Rhode Island GO
5.00%, 01/15/25	500	517,485
Series A, 5.00%, 08/01/25	95	99,593

		1,972,120

South Carolina — 0.6%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/32 (PR 01/01/25)	815	843,107
City of Columbia SC Waterworks & Sewer System Revenue RB, Series B, 5.00%, 02/01/25	265	274,792
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	400	422,596
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25, (SCSDE)	100	104,022
Horry County School District/SC RB, 5.00%, 03/01/25	100	103,659
South Carolina Transportation Infrastructure Bank RB, Series-B, 5.00%, 10/01/25	455	477,982
State of South Carolina GO
5.00%, 04/01/25	125	130,217
5.00%, 04/01/25 (SAW)	200	208,347

		2,564,722

Tennessee — 2.8%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	140	147,810
City of Memphis TN GO
5.00%, 04/01/25	200	207,853
Series A, 5.00%, 12/01/25	210	221,715
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	655	689,652
County of Blount TN GO, 5.00%, 06/01/25	585	610,592
County of Hamilton TN GO
4.00%, 03/01/25	460	469,519
Series A, 5.00%, 04/01/25	150	156,232
County of Montgomery TN GO, 5.00%, 04/01/25	560	582,841
County of Putnam TN GO, 5.00%, 04/01/25	100	103,965
County of Shelby TN GO
5.00%, 04/01/25	350	363,877
Series A, 5.00%, 04/01/25	345	358,678
County of Sumner TN GO, 5.00%, 12/01/25	150	158,791
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
5.00%, 05/15/25	195	203,134
Series A, 5.00%, 05/15/25	260	270,845
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	890	919,666
5.00%, 07/01/25	1,065	1,114,812
Series A, 5.00%, 07/01/25	280	293,096

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/25	$220	$229,817
Series B, 5.00%, 07/01/25	250	261,157
State of Tennessee GO
5.00%, 02/01/25	580	601,532
5.00%, 09/01/25	210	220,918
5.00%, 08/01/29 (PR 08/01/25)	2,035	2,135,196
Series A, 5.00%, 08/01/25	430	451,459
Tennessee State School Bond Authority, 5.00%, 11/01/25 (ST INTERCEPT)	270	285,118
Tennessee State School Bond Authority RB
5.00%, 11/01/25 (ST HGR ED INTERCEPT PROG)	255	269,278
5.00%, 11/01/25 (ST INTERCEPT)	110	116,159
Series A, 5.00%, 11/01/25 (NPFGC)	320	337,917
Series B, 5.00%, 11/01/25	455	480,476

		12,262,105

Texas — 11.3%
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	180	187,775
Aldine Independent School District GOL, 5.00%, 02/15/25	200	207,421
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	230	238,412
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	110	114,082
Series B, 5.00%, 02/15/25 (PSF)	100	103,711
Austin Community College District, 5.00%, 08/01/25	305	319,473
Austin Community College District GOL
5.00%, 08/01/25	100	104,745
5.00%, 08/01/29 (PR 08/01/25)	870	910,120
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	685	718,421
Series B, 5.00%, 08/01/25 (PSF)	200	209,758
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	170	176,308
Board of Regents of the University of Texas System RB
Series B, 5.00%, 08/15/25	285	298,983
Series C, 5.00%, 08/15/25	265	278,002
Series J, 5.00%, 08/15/25	245	257,021
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25.	135	138,613
City of Arlington TX GOL, 5.00%, 08/15/25	155	162,535
City of Austin TX GOL, 5.00%, 09/01/25	425	447,097
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/25	195	205,718
5.00%, 11/15/25 (ETM)	45	47,376
City of Austin/TX GOL, 5.00%, 09/01/25	355	373,457
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	305	320,770
Series A, 5.00%, 10/01/25	100	105,171
City of Denton TX GOL, 5.00%, 02/15/25	110	113,906
City of Frisco TX GOL, 5.00%, 02/15/25	580	602,138
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	67,831
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/25	135	142,081
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,406
Series B, 5.00%, 11/15/25	300	315,736
Series D, 5.00%, 11/15/25	230	242,064
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	15,564

Security	Par (000)	Value

Texas (continued)
City of Plano TX GOL
5.00%, 09/01/25	$225	$236,073
Series A, 5.00%, 09/01/25	145	152,136
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	560	580,304
Series ETM, 5.00%, 02/01/25 (ETM)	50	51,709
City of San Antonio TX GOL
5.00%, 02/01/25	50	51,856
5.00%, 08/01/25	735	770,042
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	165	171,005
Conroe Independent School District GO, 5.00%, 02/15/25 (PSF)	30	31,092
County of Bexar TX GOL, 5.00%, 06/15/25	120	125,435
County of Bexar TX RB, 5.00%, 06/15/25	460	480,835
County of Collin TX GOL, 5.00%, 02/15/25	190	197,117
County of Dallas TX GOL, 5.00%, 08/15/25	500	524,419
County of Denton TX GOL, 5.00%, 05/15/25	185	192,978
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	110	114,065
County of Harris TX GOL
5.00%, 10/01/25	145	152,602
Series B, 5.00%, 10/01/25	425	447,280
County of Harris TX RB
5.00%, 08/15/25	455	477,531
Series A, 5.00%, 08/15/25	370	388,322
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	120	124,412
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	1,080	1,119,692
Dallas Area Rapid Transit RB
5.00%, 12/01/25	1,400	1,480,251
5.00%, 12/01/31 (PR 12/01/25)	510	536,887
Dallas Fort Worth International Airport, 5.00%, 11/01/25	370	388,976
Dallas Fort Worth International Airport RB, 5.00%, 11/01/25	230	241,910
Dallas Independent School District, 5.00%, 02/15/25 (PSF-GTD)	500	518,996
Dallas Independent School District GO
5.00%, 02/15/25 (PSF)	575	596,846
Series A, 5.00%, 02/15/25 (PSF)	625	648,745
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	350	367,252
DeSoto Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	183,803
Fort Bend Independent School District GO, 5.00%, 02/15/25 (PSF)	150	155,460
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	840	870,872
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	395	414,380
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	186,887
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	765	793,250
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	160	165,635
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	108,840
Series D, 5.00%, 02/15/25 (PSF)	35	36,280
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	145	150,380
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	100	103,711

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	$40	$41,934
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	306,426
Series A, 5.00%, 08/15/25 (PSF)	155	162,535
Series B, 0.00%, 08/15/25(a)	135	125,074
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	880	922,977
Series B, 5.00%, 08/15/25	410	429,652
Lone Star College System GOL
5.00%, 02/15/25	330	342,538
5.00%, 08/15/25	40	41,963
5.00%, 09/15/25	175	183,943
Series B, 5.00%, 02/15/25	605	627,985
Lower Colorado River Authority RB
5.00%, 05/15/25	610	635,814
Series D, 5.00%, 05/15/25	140	145,925
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	180	189,454
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB 5.00%, 11/01/25	235	247,343
Series-A, 5.00%, 11/01/25	120	126,303
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	350	365,829
North Texas Municipal Water District RB, 5.00%, 06/01/25	335	349,482
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, 5.00%, 06/01/25	90	94,012
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/25	770	806,474
North Texas Tollway Authority RB
5.00%, 01/01/25	290	299,189
6.50%, 01/01/43 (PR 01/01/25)	2,010	2,120,547
Series A, 5.00%, 01/01/25	270	278,555
Northside Independent School District GO
5.00%, 06/15/25 (PSF)	175	183,037
Series A, 5.00%, 08/15/25 (PSF)	100	104,997
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	46,651
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	50	51,776
Permanent University Fund - Texas A&M University System RB
4.50%, 07/01/25	80	83,010
Series A, 5.00%, 07/01/25	270	282,977
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	230	240,659
Series B, 5.00%, 07/01/25	180	188,341
Plano Independent School District GO, 5.00%, 02/15/25	150	155,699
Rockwall Independent School District GO, 5.00%, 02/15/25 (PSF)	110	114,004
Round Rock Independent School District GO
5.00%, 08/01/25	255	267,498
5.00%, 08/01/25 (PSF)	60	62,780
5.00%, 08/01/35 (PR 08/01/25) (PSF)	600	628,337
Series A, 5.00%, 08/01/25 (PSF)	150	156,951
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	290	300,555
5.00%, 08/15/25 (PSF)	500	524,305
San Antonio Water System RB
Series A, 5.00%, 05/15/25	175	182,194

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 05/15/25	$175	$182,194
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	290	304,163
State of Texas GO
5.00%, 04/01/25	285	296,299
5.00%, 10/01/25	1,230	1,292,715
Series A, 5.00%, 04/01/25	235	244,317
Series A, 5.00%, 08/01/25	195	204,166
State of Texas GOL, Series A, 5.00%, 08/01/25	235	246,046
Tarrant County College District GOL, 5.00%, 08/15/25	195	203,905
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/25	230	238,749
Texas A&M University RB
5.00%, 05/15/25	1,275	1,333,298
Series C, 5.00%, 05/15/25	725	758,173
Texas State Technical College, 5.00%, 08/01/25 (AGM)	300	312,968
Texas State Technical College RB, 4.00%, 10/15/25	100	102,983
Texas State University System RB, 5.00%, 03/15/25	685	711,373
Texas Tech University System, 5.00%, 02/15/25	460	476,498
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	310	324,314
First Series, 5.00%, 10/01/25	280	293,875
Series A, 5.00%, 10/01/25	1,425	1,495,614
Texas Water Development Board, 5.00%, 04/15/25	550	572,369
Texas Water Development Board RB
5.00%, 04/15/25	140	145,694
5.00%, 08/01/25	50	52,384
Series A, 5.00%, 04/15/25	180	187,321
Series A, 5.00%, 10/15/25	825	868,450
Series B, 5.00%, 04/15/25	185	192,524
Series B, 5.00%, 10/15/25	995	1,047,403
Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 08/01/25	385	403,097
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/25	1,290	1,350,638
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	260	269,003
University of North Texas System RB
5.00%, 04/15/25	250	260,023
Series A, 5.00%, 04/15/25	300	312,608
University of Texas System (The) RB
5.00%, 08/15/25	390	409,135
Series E, 5.00%, 08/15/25	180	188,832
Series H, 5.00%, 08/15/25	285	298,983

		49,778,800

Utah — 1.1%
Central Utah Water Conservancy District GOL, 5.00%, 04/01/25	200	208,309
Davis School District GO, Series B, 5.00%, 06/01/25	70	73,149
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	140	146,606
State of Utah GO
5.00%, 07/01/25	1,260	1,320,288
5.00%, 07/01/25 (PR 01/01/25)	700	724,141
University of Utah (The) RB
4.00%, 08/01/25	450	462,118
Series A, 4.00%, 08/01/25	75	77,020
Series A, 5.00%, 08/01/25	175	183,499
Series B1, 5.00%, 08/01/25 (SAP)	300	314,570
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	540	562,525
Utah Transit Authority RB
5.00%, 06/15/25	370	385,748

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
5.00%, 06/15/35 (PR 06/15/25)	$295	$308,261
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	240	248,999

		5,015,233

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	42,020
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	121,210

		163,230

Virginia — 4.5%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	146,759
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	128,392
City of Falls Church VA GO, 5.00%, 07/15/25	225	235,982
City of Hampton VA GO, 5.00%, 09/01/25 (SAW)	165	173,579
City of Newport News VA Water Revenue RB, 5.00%, 07/15/25	1,440	1,510,601
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	152,845
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	131,906
City of Richmond VA GO
5.00%, 03/01/25 (SAW)	125	129,891
Series B, 5.00%, 07/15/25 (SAW)	35	36,693
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	405	419,505
City of Virginia Beach VA Storm Water Utility Revenue RB, 5.00%, 11/15/25	385	407,034
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	105,458
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	335	350,417
County of Arlington VA GO
5.00%, 08/15/25	150	157,564
Series A, 5.00%, 08/01/25 (SAW)	50	52,473
Series B, 5.00%, 08/15/25	75	78,782
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	211,248
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	245	258,255
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/25	110	115,369
County of Henrico VA GO
5.00%, 07/15/25	130	136,374
Series A, 5.00%, 08/01/25 (SAW)	550	577,572
County of Loudoun VA GO, Series A, 5.00%, 12/01/25 (SAW)	1,000	1,057,836
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/25	285	296,831
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	105	107,851
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	36,236
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	2,000	2,050,552
Virginia Beach Development Authority RB, 5.00%, 04/01/25	165	171,761
Virginia College Building Authority RB
5.00%, 09/01/25	875	919,074
Series A, 5.00%, 02/01/25	150	155,309
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	129,793
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	311,502
Series B, 5.00%, 09/01/25	440	461,553
Series E, 5.00%, 02/01/25	595	616,057
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	1,055	1,096,597
5.00%, 05/15/25	190	198,309
5.00%, 09/15/25	140	147,253

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 05/15/25	$690	$720,175
Virginia Public Building Authority RB
5.00%, 08/01/25	1,420	1,488,014
Series A, 5.00%, 08/01/25	175	183,382
Series B, 5.00%, 08/01/25	1,095	1,147,448
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	255	265,024
5.00%, 08/01/25	540	566,950
5.00%, 08/01/25 (SAW)	50	52,495
Series A, 5.00%, 08/01/25	200	209,981
Series B, 5.00%, 08/01/25	330	346,469
Series C, 5.00%, 08/01/25	480	503,955
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/25	65	68,501
Virginia Resources Authority RB
5.00%, 11/01/25	600	633,134
Series C, 5.00%, 11/01/25	30	31,680
Series D, 4.00%, 11/01/25	55	56,746

		19,547,167

Washington — 5.0%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	150	158,250
Series S-1, 5.00%, 11/01/25	745	785,974
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,375	1,447,899
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB, SERIES S-1, 5.00%, 11/01/30 (PR 11/01/25)	290	305,375
City of Seattle Municipal Light & Power Revenue, 5.00%, 07/01/25	500	522,849
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 07/01/25	110	114,909
5.00%, 09/01/25	750	787,258
City of Seattle WA GOL
5.00%, 06/01/25	625	653,633
5.00%, 12/01/25	335	354,547
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/25	195	201,901
Series B, 5.00%, 04/01/25	125	129,956
Series C, 5.00%, 09/01/25	325	341,145
Series-A, 5.00%, 07/01/25	135	141,169
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	340	354,556
5.00%, 08/01/25	225	235,476
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	110	113,667
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	190	200,843
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	230	237,365
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25 (SCH BD GTY)	235	248,411
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	58,139
County of King WA GOL
5.00%, 07/01/25	230	240,906
5.00%, 12/01/25	180	190,457
Series A, 4.00%, 01/01/25	110	112,055
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	206,997
County of King WA Sewer Revenue RB
5.00%, 07/01/34 (PR 01/01/25)	400	414,324
Series-B, 5.00%, 07/01/25	330	345,435
County of Kitsap WA GOL, 5.00%, 06/01/25	140	146,269

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of Pierce WA GO, 5.00%, 08/01/25	$150	$157,151
County of Pierce WA GOL
5.00%, 08/01/25	200	209,535
Series A, 5.00%, 07/01/25	155	162,083
County of Snohomish WA GOL, 5.00%, 12/01/25	445	470,394
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	165	174,416
Energy Northwest RB
5.00%, 07/01/25	230	240,757
Series A, 5.00%, 07/01/25	1,255	1,313,698
Series C, 5.00%, 07/01/25	890	931,627
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	110	116,136
King County School District No. 410 Snoqualmie Valley GO, 5.00%, 12/01/25 (GTD)	330	348,832
King County School District No. 415 Kent GO, 5.00%, 12/01/25 (GTD)	225	237,552
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	140	147,989
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	250	263,818
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	105	110,992
Port of Seattle WA RB
4.00%, 02/01/25	155	157,335
5.00%, 02/01/25	165	170,269
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	118,126
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25, (SCH BD GTY)	220	232,498
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	70	73,995
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	90	95,136
State of Washington
5.00%, 02/01/25	385	398,959
5.00%, 07/01/25	200	209,097
State of Washington COP
5.00%, 01/01/25	250	258,127
5.00%, 07/01/25 (ST INTERCEPT)	410	428,296
Series C, 5.00%, 07/01/25	95	99,239
State of Washington GO
5.00%, 02/01/25	535	554,397
5.00%, 07/01/25	420	439,103
Series A, 5.00%, 08/01/25	225	235,677
Series A-1, 5.00%, 08/01/25	215	225,202
Series B, 5.00%, 06/01/25	190	198,273
Series B, 5.00%, 08/01/25	115	120,457
Series D, 5.00%, 02/01/25	150	155,438
Series D, 5.00%, 06/01/25	750	782,655
Series E, 5.00%, 06/01/25	700	730,478
Series F, 0.00%, 12/01/25 (AMBAC)(a)	410	378,855
Series R-2018C, 5.00%, 08/01/25	285	298,524
Series R-2018D, 5.00%, 08/01/25	405	424,218

Security	Par/ Shares (000)	Value

Washington (continued)
University of Washington, 5.00%, 04/01/25	$400	$415,783
University of Washington RB
5.00%, 04/01/25	195	202,694
5.00%, 12/01/25	180	189,903
Series B, 4.00%, 06/01/25	240	245,537

		21,773,016

West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/25	120	124,879
5.00%, 12/01/25	150	157,793
Series A, 5.00%, 06/01/25	720	749,274
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	560	585,881
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	285	298,330

		1,916,157

Wisconsin — 1.7%
Hamilton School District/WI GO, 5.00%, 04/01/25	180	187,376
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	1,355	1,413,998
State of Wisconsin GO
5.00%, 05/01/25	295	307,805
5.00%, 05/01/32 (PR 05/01/25)	720	751,109
Series 2, 4.00%, 11/01/25	135	139,021
Series 2, 5.00%, 11/01/25	2,375	2,507,391
Series A, 5.00%, 05/01/25	480	500,835
Series B, 5.00%, 05/01/25	250	260,851
State of Wisconsin RB, Series A, 5.00%, 05/01/25	295	307,454
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	540	564,561
Series 2, 5.00%, 07/01/25	675	705,701

		7,646,102

Total Long-Term Investments — 98.6% (Cost: $442,299,482)		433,147,304

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 3.27%(b)(c)	1,487	1,487,185

Total Short-Term Securities — 0.3% (Cost: $1,487,333)		1,487,185

Total Investments — 98.9% (Cost: $443,786,815)		434,634,489

Other Assets Less Liabilities — 1.1%		4,826,037

Net Assets — 100.0%		$439,460,526

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,305,035	$182,966	(a)	$—	$(668)	$(148)	$1,487,185	1,487	$23,681	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments Municipal Debt Obligations	$—	$433,147,304	$—	$433,147,304
Short-Term Securities Money Market Funds	1,487,185	—	—	1,487,185

	$1,487,185	$433,147,304	$—	$434,634,489

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$235	$253,103
Series A, 5.00%, 09/01/36 (PR 09/01/26)	1,250	1,344,219
Series B, 5.00%, 09/01/26	1,055	1,136,269
Alabama Highway Finance Corp., 5.00%, 08/01/26	115	122,975
Alabama Public School & College Authority, 5.00%, 05/01/26 (Call 05/01/25)	45	46,969
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/26	130	140,504
Series B, 5.00%, 01/01/26 (Call 07/01/24)	510	522,253
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	155,010
Black Belt Energy Gas District RB, VRDN, 4.00%, 10/01/52 (Put 12/01/26)(a)	300	299,131
City of Huntsville AL GOL, 5.00%, 05/01/26	40	42,747
State of Alabama GO
5.00%, 08/01/26	50	53,629
5.00%, 11/01/26 (Call 02/01/26)	100	106,267
Series C, 5.00%, 08/01/27 (Call 08/01/26)	415	445,997
University of Alabama (The) RB
5.00%, 07/01/26	110	118,200
Series C, 5.00%, 07/01/26	220	236,401

		5,023,674

Arizona — 2.1%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	225	241,206
Arizona State University RB
Series A, 5.00%, 07/01/26	35	37,620
Series B, 5.00%, 07/01/29 (Call 07/01/26)	105	111,446
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	430	460,025
City of Glendale AZ Water & Sewer Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	310	324,166
City of Phoenix AZ GO
4.00%, 07/01/26	220	228,529
5.00%, 07/01/26	550	589,095
5.00%, 07/01/27 (Call 07/01/26)	430	459,890
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/26	295	316,434
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/26	230	246,566
5.00%, 07/01/27 (Call 07/01/26)	355	379,120
5.00%, 07/01/29 (Call 07/01/26)	325	347,489
5.50%, 07/01/26 (NPFGC)	40	43,421
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	150	160,568
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/26	180	192,512
County of Pima Sewer System Revenue, 5.00%, 07/01/26	390	417,110
Salt River Project Agricultural Improvement & Power District RB 5.00%, 01/01/26	340	360,114
Series A, 5.00%, 01/01/26	1,100	1,165,073
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	107,108
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	290	299,338

		6,486,830

Security	Par (000)	Value

Arkansas — 0.1%
State of Arkansas GO
5.00%, 04/01/26 (Call 10/01/24)	$115	$118,213
5.00%, 10/01/26 (Call 10/01/24)	20	20,559

		138,772

California — 13.7%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(b)	55	49,523
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/26	500	540,308
Bay Area Toll Authority RB, 5.00%, 04/01/26	110	117,565
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(b)	100	91,464
California Health Facilities Financing Authority RB, 5.00%, 11/15/26 (Call 11/15/25)	115	121,864
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/35 (PR 10/01/26)	100	104,810
5.00%, 10/01/26	75	81,328
5.00%, 10/01/26 (Call 04/01/26)	55	58,984
5.00%, 10/01/27 (Call 04/01/26)	235	252,624
5.00%, 10/01/27 (PR 10/01/26)	100	108,062
5.00%, 10/01/28 (Call 04/01/26)	60	64,626
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	175	182,689
5.00%, 04/01/26	250	266,759
5.00%, 08/01/26	190	204,403
5.00%, 09/01/26	75	80,852
5.00%, 04/01/29 (Call 10/01/26)	225	243,518
Series A, 5.00%, 09/01/26 (Call 09/01/24)	290	298,032
Series B, 5.00%, 04/01/26	130	138,714
Series B, 5.00%, 10/01/26 (Call 10/01/24)	140	144,128
Series C, 5.00%, 11/01/27 (Call 11/01/26)	165	178,870
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	260,724
California State University RB
5.00%, 11/01/26	260	282,098
5.00%, 11/01/26 (Call 05/01/26)	100	107,358
Series A, 5.00%, 11/01/26	375	406,871
Series A, 5.00%, 11/01/26 (Call 11/01/25)	165	174,805
Series A, 5.00%, 11/01/28 (Call 05/01/26)	230	247,707
Campbell Union High School District GO, 5.00%, 08/01/27 (Call 08/01/26)	145	156,961
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	86,235
City of Long Beach CA Airport System Revenue RB, 5.00%, 06/01/26 (AGM)	355	379,376
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/26	95	102,048
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	385	412,522
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	340	369,414
5.00%, 11/01/28 (Call 11/01/26)	225	244,938
Series D, 5.00%, 11/01/26	240	260,062
Contra Costa Transportation Authority Sales Tax Revenue RB, 4.00%, 03/01/26 (Call 03/01/25)	205	210,396
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	54,099
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/26	170	182,665
5.00%, 06/01/26 (Call 06/01/25)	60	63,055

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	$305	$330,503
El Camino Community College District Foundation (The), Series C, 0.00%, 08/01/26(b)	150	137,064
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/28 (Call 08/01/26)	220	238,396
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(b)	50	45,425
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(b)	80	72,844
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(b)	100	90,002
Grossmont Union High School District GO
0.00%, 08/01/26(b)	725	655,517
0.00%, 08/01/26 (AGM)(b)	90	81,505
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	215	232,524
Los Angeles Community College District/CA GO
5.00%, 08/01/26	400	431,619
Series C, 5.00%, 06/01/26	155	166,547
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	71,763
Series I, 4.00%, 08/01/26	100	104,770
Series I, 4.00%, 08/01/29 (Call 08/01/26)	100	105,206
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/26	290	312,077
5.00%, 07/01/26 (Call 07/01/25)	140	147,377
5.00%, 06/01/27 (Call 06/01/26)	165	177,820
Series A, 5.00%, 06/01/26	200	214,899
Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	151,171
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 07/01/26	815	877,045
Los Angeles County Public Works Financing Authority, 5.00%, 12/01/26 (Call 12/01/25)	100	106,341
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	80	82,644
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	324,748
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/26	220	236,401
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/26	305	327,737
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	380	408,329
Series B, 5.00%, 07/01/26 (Call 06/01/26)	295	316,438
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/26	145	155,993
5.00%, 07/01/26 (Call 01/01/26)	440	468,256
Los Angeles Department of Water RB
5.00%, 07/01/26	155	166,751
Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	92,227
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	139,100
Los Angeles Unified School District/CA GO
5.00%, 07/01/26	200	215,036
Series A, 5.00%, 07/01/26	630	677,363
Series B, 5.00%, 07/01/28 (Call 07/01/26)	620	668,887
Series C, 5.00%, 07/01/26	105	112,894
Series C, 5.00%, 07/01/26 (Call 07/01/24)	795	813,751
Series D, 5.00%, 07/01/26 (Call 07/01/24)	235	240,543

Security	Par (000)	Value

California (continued)
Metropolitan Water District of Southern California RB
5.00%, 10/01/26	$145	$157,135
Series A, 2.50%, 07/01/26	280	278,626
Series A, 5.00%, 07/01/26	260	279,793
Midpeninsula Regional Open Space District Field Employees Corp. GOL, 5.00%, 09/01/27 (Call 09/01/26)	100	108,475
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	410	444,130
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(b)	190	173,781
Ohlone Community College District GO, Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	68,384
Palo Alto Unified School District GO, 0.00%, 08/01/26(b)	335	306,600
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(b)	165	148,856
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	165	173,589
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	120	129,330
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (PR 08/01/26)	40	43,146
Riverside County Transportation Commission Sales Tax Revenue RB, 3.00%, 06/01/26 (Call 06/01/24)	820	820,917
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	80	84,339
Sacramento Municipal Utility District RB
5.00%, 07/01/26 (Call 07/01/25)	200	210,323
5.00%, 08/15/26	65	70,123
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	105,059
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/29 (Call 04/01/26)	260	280,123
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	104,974
San Diego Public Facilities Financing Authority RB, 5.00%, 08/01/26	325	350,585
San Diego Unified School District/CA
5.50%, 07/01/26 (AGM)	335	364,928
5.50%, 07/01/26 (ETM) (AGM)	25	27,186
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/26(b)	20	18,269
Series A, 0.00%, 07/01/26 (ETM)(b)	30	27,403
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	265	277,484
Series R-5, 5.00%, 07/01/26	100	107,423
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	57,554
5.00%, 08/01/26	200	216,004
Series D, 5.00%, 08/01/26 (Call 08/01/25)	65	68,554
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	340	363,753
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/26	500	540,649
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	102,796
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NATL)(b)	275	250,979
Series B, 0.00%, 09/01/26 (NPFGC)(b)	95	86,702
San Mateo Union High School District GO, 4.00%, 09/01/28 (Call 09/01/26)	925	973,108

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	$100	$108,118
5.00%, 08/01/28 (Call 08/01/26)	120	130,034
5.00%, 08/01/29 (Call 08/01/26)	50	54,256
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	160,659
Santa Clara Unified School District GO, 5.00%, 07/01/26 (Call 07/01/24)	115	117,593
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	95	102,136
Santa Clara Valley Water District COP, Series A, 5.00%, 02/01/29 (Call 02/01/26)	350	375,289
Santa Monica Community College District GO, 0.00%, 08/01/26(b)	500	452,081
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (PR 08/01/25)	40	41,183
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	65	67,574
State of California Department of Water Resources RB
5.00%, 12/01/26	250	271,823
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	80	86,044
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	200	218,172
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	435	475,282
State of California GO
4.00%, 04/01/26	100	103,468
4.00%, 11/01/26	850	887,900
4.00%, 09/01/27 (Call 09/01/26)	130	135,638
4.00%, 08/01/28 (Call 08/01/26)	80	83,534
4.00%, 09/01/28 (Call 09/01/26)	435	454,743
5.00%, 03/01/26 (Call 03/01/25)	230	239,344
5.00%, 04/01/26	345	367,327
5.00%, 08/01/26	755	810,279
5.00%, 08/01/26 (Call 08/01/25)	615	646,284
5.00%, 09/01/26	875	940,953
5.00%, 10/01/26	490	528,002
5.00%, 10/01/26 (Call 04/01/26)	310	330,472
5.00%, 11/01/26	805	869,206
5.00%, 12/01/26	50	54,097
5.00%, 08/01/27 (Call 08/01/26)	305	328,176
5.00%, 09/01/27 (Call 09/01/26)	185	199,445
5.00%, 08/01/28 (Call 08/01/26)	410	442,147
5.00%, 09/01/28 (Call 09/01/26)	1,305	1,410,067
5.00%, 08/01/29 (Call 08/01/26)	200	215,914
Series B, 5.00%, 09/01/26	750	806,531
Series C, 5.00%, 08/01/27 (Call 08/01/26)	660	710,152
Series C, 5.00%, 08/01/28 (Call 08/01/26)	805	868,118
University of California RB
4.00%, 05/15/26	330	343,016
5.00%, 05/15/26	495	531,140
5.00%, 05/15/29 (Call 05/15/26)	360	387,864
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	210	214,319
Series AV, 5.00%, 05/15/26	205	220,027
Series AY, 5.00%, 05/15/26	170	182,462
Series I, 5.00%, 05/15/26 (Call 05/15/25)	425	445,802

		41,765,721

Colorado — 0.7%
Board of Governors of Colorado State University System, 5.00%, 03/01/26 (ST HGR ED INTERCEPT PROG)	425	450,758
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/26	290	312,918
City & County of Denver Co. GO, Series A, 5.00%, 08/01/26	45	48,411

Security	Par (000)	Value

Colorado (continued)
City of Colorado Springs CO Utilities System Revenue RB, Series A2, 5.00%, 11/15/26	$50	$54,092
Colorado Health Facilities Authority, 5.00%, 11/01/26	200	211,080
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	115	118,646
5.00%, 12/01/26 (SAW)	85	92,055
5.00%, 12/01/27 (Call 12/01/26)	215	232,462
5.50%, 12/01/26 (SAW)	195	214,501
E-470 Public Highway Authority RB, 0.00%, 09/01/26 (NPFGC)(b)	250	224,984
University of Colorado RB, Series A-2, 5.00%, 06/01/26	275	294,220

		2,254,127

Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority RB, 2.80%, 07/01/57 (Put 02/03/26)	400	396,216
State of Connecticut GO
4.00%, 03/15/26	185	191,336
4.00%, 06/01/26	205	212,699
5.00%, 04/15/26	125	132,961
Series A, 5.00%, 03/15/26	270	286,628
Series A, 5.00%, 04/15/26	1,155	1,228,556
Series B, 4.00%, 06/01/26	100	103,755
Series B, 5.00%, 05/15/26	320	341,040
Series B, 5.00%, 05/15/27 (Call 05/15/26)	155	165,452
Series D, 5.00%, 09/15/26	355	381,291
Series E, 5.00%, 10/15/26	180	193,714
Series F, 5.00%, 09/15/26	205	220,182
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/26 (Call 09/01/24)	165	169,613
Series A, 5.00%, 05/01/26	455	485,025
Series A, 5.00%, 09/01/27 (Call 09/01/26)	480	516,842
Series A, 5.00%, 09/01/28 (Call 09/01/26)	185	199,034
Series B, 5.00%, 09/01/28 (Call 09/01/26)	150	161,379
Series C, 5.00%, 10/01/26	80	86,123
Series D, 5.00%, 11/01/26	425	458,454

		5,930,300

Delaware — 0.8%
Delaware Transportation Authority RB
5.00%, 07/01/26	490	526,065
5.00%, 07/01/27 (Call 07/01/26)	275	293,340
State of Delaware GO
5.00%, 02/01/26	80	85,011
5.00%, 03/01/26	155	165,048
5.00%, 07/01/26	125	134,200
5.00%, 10/01/26	105	113,429
5.00%, 07/01/28 (Call 07/01/26)	260	278,563
Series A, 5.00%, 01/01/26	335	355,262
Series D, 5.00%, 07/01/27 (Call 07/01/26)	360	385,930

		2,336,848

District of Columbia — 1.3%
District of Columbia GO
Series A, 5.00%, 06/01/26 (Call 06/01/25)	355	370,750
Series A, 5.00%, 10/15/26	160	172,684
Series A, 5.00%, 06/01/27 (Call 06/01/26)	175	186,589
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	130,546
Series D, 5.00%, 06/01/26	80	85,567
Series D, 5.00%, 06/01/27 (Call 12/01/26)	325	350,242
Series D, 5.00%, 06/01/28 (Call 12/01/26)	200	215,817
Series D, 5.00%, 06/01/29 (Call 12/01/26)	215	232,156

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia RB
5.00%, 12/01/26	$400	$430,642
Series C, 5.00%, 05/01/26	60	64,102
Series C, 5.00%, 10/01/26	965	1,041,481
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/26	215	231,881
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/26	175	186,561
Series A, 5.00%, 07/15/26	280	300,005

		3,999,023

Florida — 3.3%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	390	408,208
County of Miami-Dade FL GO, 5.00%, 11/01/26 (Call 11/01/24).	1,000	1,029,062
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27 (Call 07/01/26)	315	334,435
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	815	854,997
Florida Department of Environmental Protection RB
5.00%, 07/01/26	350	374,219
5.00%, 07/01/26 (Call 07/01/25)	435	453,016
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	171,834
Series A, 5.00%, 07/01/27 (Call 07/01/26)	385	409,593
Hillsborough County Aviation Authority RB, 5.00%, 10/01/26	200	215,172
Orange County School Board COP, 5.00%, 08/01/26	160	170,634
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/26	150	161,328
Palm Beach County School District, 5.00%, 08/01/26	300	320,806
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	300	317,769
Series A, 5.00%, 06/01/26	130	137,307
School Board of Miami-Dade County (The) COP
5.00%, 02/01/29 (Call 02/01/26)	350	364,922
Series D, 5.00%, 02/01/27 (Call 02/01/26)	255	266,418
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	105,648
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 (Call 07/01/26)	200	212,402
Series B, 5.00%, 07/01/26	145	154,625
Series B, 5.00%, 07/01/27 (Call 07/01/26)	215	228,332
Series C, 5.00%, 07/01/26	200	213,276
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/26	65	69,641
5.00%, 07/01/26 (Call 07/01/25)	130	135,662
Series C, 5.00%, 07/01/27 (Call 07/01/26)	185	197,396
Series C, 5.00%, 07/01/29 (Call 07/01/26)	195	207,335
State of Florida GO
5.00%, 06/01/26	125	133,698
5.00%, 07/01/26	160	171,524
5.00%, 07/01/26 (Call 07/01/25)	175	182,960
5.00%, 06/01/27 (Call 06/01/26)	160	170,888
Series A, 5.00%, 07/01/26	55	58,961
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	40,966
Series B, 5.00%, 07/01/26	240	257,286
Series C, 5.00%, 06/01/26	115	123,002
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	53,418
Series D, 4.00%, 06/01/29 (Call 06/01/26)	135	139,804
Series E, 5.00%, 06/01/26 (Call 06/01/25)	275	288,625
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	106,744

Security	Par (000)	Value

Florida (continued)
State of Florida Lottery Revenue RB
5.00%, 07/01/26	$325	$347,591
5.00%, 07/01/27 (Call 07/01/26)	145	154,353
Series A, 5.00%, 07/01/26	385	411,762

		10,155,619

Georgia — 2.3%
Athens-Clarke County GA Unified Government Water & Sewerage Revenue RB, 5.00%, 01/01/26 (Call 01/01/25)	150	155,366
City of Atlanta GA, 5.00%, 12/01/26	200	216,672
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/26.	100	106,951
City of Atlanta GA GO, 5.00%, 12/01/26	650	704,183
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	240	258,975
County of Carroll GA GO, 5.00%, 06/01/26	85	90,811
County of Forsyth GA GO
5.00%, 03/01/26 (Call 03/01/25)	35	36,390
5.00%, 03/01/26 (PR 03/01/25)	20	20,757
Forsyth County School District GO, 5.00%, 02/01/27 (Call 02/01/26)	245	261,106
Georgia Ports Authority RB, 5.00%, 07/01/26	160	171,021
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	270	288,457
Gwinnett County School District GO, Series B, 5.00%, 08/01/26	500	537,902
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/26	135	145,015
Henry County School District GO, 5.00%, 08/01/26 (SAW)	230	247,063
Metropolitan Atlanta Rapid Transit Authority RB
5.00%, 07/01/26	150	160,851
Series C, 5.00%, 07/01/29 (Call 07/01/26)	390	419,894
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	236,947
State of Georgia GO
Series A, 5.00%, 07/01/26	125	134,200
Series A, 5.00%, 08/01/26	600	645,482
Series A-1, 5.00%, 02/01/26	140	148,770
Series E, 5.00%, 12/01/26	210	227,805
Series E, 5.00%, 12/01/27 (Call 12/01/26)	255	277,071
Series E, 5.00%, 12/01/28 (Call 12/01/26)	220	239,187
Series F, 5.00%, 01/01/26	1,310	1,389,232

		7,120,108

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/26 (Call 07/01/25)	100	104,527
5.00%, 07/01/27 (Call 07/01/26)	300	321,136
Series A, 5.00%, 07/01/28 (Call 07/01/26)	370	395,719
City & County of Honolulu HI GO
5.00%, 07/01/26	640	685,091
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	158,152
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	105,434
Series D, 5.00%, 09/01/26	75	80,603
County of Hawaii HI GO, Series A, 5.00%, 09/01/27 (Call 03/01/26)	100	106,257
State of Hawaii GO
5.00%, 01/01/26	100	105,784
5.00%, 10/01/26	445	479,210
5.00%, 10/01/26 (Call 10/01/25)	160	168,695
5.00%, 10/01/28 (Call 10/01/26)	100	107,586
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	140	147,608
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	460	494,428
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	188,157

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	$100	$107,552
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	160	172,029
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	295	317,579
Series FT, 5.00%, 01/01/26	255	269,748
State of Hawaii State Highway Fund RB
5.00%, 01/01/26	130	137,519
Series A, 5.00%, 01/01/29 (Call 07/01/26)	135	144,299
Series B, 5.00%, 01/01/27 (Call 07/01/26)	140	149,600

		4,946,713

Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	740	791,694

Illinois — 3.0%
Chicago O’Hare International Airport RB
5.00%, 01/01/26	305	321,594
5.00%, 01/01/29 (Call 01/01/26)	170	178,922
Series B, 5.00%, 01/01/26 (Call 01/01/25)	435	448,408
Series D, 5.00%, 01/01/26	180	189,793
Series E, 5.00%, 01/01/26	275	289,961
Illinois Finance Authority, 5.00%, 01/01/26	355	375,907
Illinois Finance Authority RB
4.00%, 07/01/26 (Call 01/01/26)	270	278,238
5.00%, 04/01/26	60	63,744
5.00%, 07/01/26	1,140	1,221,751
Illinois State Toll Highway Authority RB, 5.00%, 01/01/26	1,310	1,386,110
State of Illinois GO
5.00%, 02/01/26	175	182,250
5.00%, 02/01/26 (Call 02/01/24)	100	101,087
5.00%, 03/01/26	125	130,371
5.00%, 05/01/26	700	732,976
5.00%, 06/01/27 (Call 06/01/26)	100	104,854
Series A, 5.00%, 03/01/26	470	490,193
Series A, 5.00%, 10/01/26	555	584,616
Series B, 5.00%, 03/01/26	620	646,638
Series B, 5.13%, 09/01/26	150	158,367
Series D, 5.00%, 11/01/26	785	828,605
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/26	65	68,012
Series A, 4.00%, 06/15/26	290	294,928

		9,077,325

Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	370	397,818
Indiana Finance Authority, 5.00%, 02/01/26	50	53,187
Indiana Finance Authority RB
5.00%, 02/01/26	375	398,901
5.00%, 06/01/26 (ETM)	500	533,721
5.00%, 02/01/29 (PR 02/01/26)	260	276,073
Series A, 5.00%, 02/01/26	315	335,077
Series A, 5.00%, 10/01/26	130	139,906
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	102,584
Series C, 5.00%, 06/01/27 (Call 12/01/26)	805	871,529
Series C, 5.00%, 06/01/28 (Call 12/01/26)	155	167,865
Series E, 5.00%, 02/01/26	250	265,934
Series E, 5.00%, 02/01/27 (Call 08/01/26)	100	107,257
Series E, 5.00%, 02/01/29 (Call 08/01/26)	235	251,676
Indiana Municipal Power Agency RB, 5.00%, 01/01/27 (Call 07/01/26)	145	153,856
Indiana University RB
Series A, 5.00%, 06/01/26	125	133,621

Security	Par (000)	Value

Indiana (continued)
Series A, 5.00%, 06/01/27 (Call 06/01/26)	$355	$378,400
Series A, 5.00%, 06/01/28 (Call 06/01/26)	270	287,139

		4,854,544

Iowa — 0.3%
City of Des Moines IA GO, 5.00%, 06/01/26	180	192,360
Iowa Finance Authority RB, 5.00%, 08/01/26	365	392,432
State of Iowa RB, 4.00%, 06/01/26	380	393,359

		978,151

Kansas — 0.4%
State of Kansas Department of Transportation, 5.00%, 09/01/26 (Call 09/01/24)	380	390,174
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	770	808,964

		1,199,138

Kentucky — 0.0%
Kentucky Infrastructure Authority RB, Series A, 5.00%, 02/01/26 (Call 02/01/25)	100	103,695

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	106,480
Series B, 5.00%, 05/01/26 (Call 05/01/25)	75	77,944
State of Louisiana GO
5.00%, 05/01/26 (Call 05/01/25)	85	88,504
5.00%, 09/01/27 (Call 09/01/26)	255	274,474
Series A, 5.00%, 03/01/26	150	159,091
Series A, 5.00%, 09/01/26	185	198,761
Series B, 5.00%, 08/01/26	535	573,481
Series B, 5.00%, 08/01/29 (Call 08/01/26)	275	295,312
State of Louisiana RB
5.00%, 09/01/26	120	128,926
Series A, 5.00%, 09/01/26	495	531,819

		2,434,792

Maine — 0.8%
Maine Municipal Bond Bank RB
5.00%, 09/01/26	200	214,150
5.00%, 11/01/26	270	290,972
Maine Turnpike Authority RB
5.00%, 07/01/26	1,025	1,098,505
5.00%, 07/01/26 (Call 07/01/25)	345	361,136
State of Maine GO
4.00%, 06/01/26	60	62,181
5.00%, 06/01/26	155	165,881
Series B, 5.00%, 06/01/26	220	235,443

		2,428,268

Maryland — 3.3%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	90	97,197
Series B, 5.00%, 10/15/26	140	151,195
City of Baltimore MD RB, 5.00%, 07/01/26	215	229,743
County of Anne Arundel MD GOL
5.00%, 10/01/26	1,035	1,118,085
5.00%, 10/01/26 (Call 10/01/25)	110	116,056
County of Baltimore MD GO
5.00%, 03/01/26	195	207,641
5.00%, 08/01/26 (Call 08/01/25)	80	84,069
County of Charles MD GO
4.00%, 10/01/26	50	52,305
5.00%, 10/01/26	500	540,137

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Frederick MD, 5.00%, 08/01/26	$210	$225,650
County of Frederick MD GO, 5.00%, 02/01/26	150	159,232
County of Howard MD, 5.00%, 02/15/26	150	159,552
County of Howard MD GO
5.00%, 08/15/26	180	193,832
Series A, 5.00%, 08/15/26	500	538,423
Series D, 5.00%, 02/15/26	265	281,875
County of Montgomery MD GO
5.00%, 11/01/26	230	248,985
Series A, 4.00%, 12/01/26 (Call 12/01/24)	60	61,078
Series A, 5.00%, 11/01/26	790	855,211
Series C, 5.00%, 10/01/26	270	291,674
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	260	280,562
County of Prince George’s MD GOL
5.00%, 07/01/26	500	536,801
Series A, 5.00%, 07/15/26	305	327,763
Maryland State Transportation Authority RB, 5.00%, 07/01/26	75	80,473
State of Maryland Department of Transportation RB
5.00%, 09/01/26	155	166,889
5.00%, 10/01/26	270	291,307
5.00%, 11/01/26 (Call 11/01/24)	145	149,928
5.00%, 12/01/27 (Call 12/01/26)	110	118,736
5.00%, 10/01/28 (Call 10/01/26)	520	562,258
State of Maryland GO
Series A, 5.00%, 08/01/26	225	241,619
Series B, 4.00%, 08/01/26	185	193,118
Series B, 5.00%, 08/01/26	710	762,443
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	300	321,427
5.00%, 06/01/26 (GTD)	290	310,713
5.00%, 06/15/26 (GTD)	100	107,245
5.00%, 06/01/27 (Call 06/01/26) (GTD)	105	112,576

		10,175,798

Massachusetts — 3.0%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	62,180
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	170	180,873
City of Cambridge MA RB, 5.00%, 02/15/26	225	239,391
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/26 (Call 06/15/24)	490	501,416
Series A, 5.00%, 06/15/27 (Call 06/15/26)	295	316,022
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	54,456
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	106,558
Series A, 5.00%, 01/01/26	595	630,199
Series A, 5.00%, 07/01/26	980	1,050,586
Series A, 5.00%, 07/01/28 (Call 07/01/26)	120	129,158
Series B, 5.00%, 01/01/26	185	195,944
Series C, 5.00%, 09/01/26	175	188,365
Series D, 5.00%, 07/01/26	200	214,405
Series HH, 5.00%, 12/01/26	520	563,161
Series I, 5.00%, 12/01/28 (Call 12/01/26)	105	114,120
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	180	192,746
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (PR 07/01/25)	150	157,080
Series A, 4.00%, 07/01/26	115	119,813
Series A, 5.00%, 07/01/26	620	664,852
Massachusetts Clean Water Trust (The), 5.25%, 08/01/26	230	249,365

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	$295	$319,096
Massachusetts School Building Authority RB
5.00%, 08/15/26 (Call 08/15/25)	480	504,338
Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	95,122
Massachusetts State College Building Authority RB
4.00%, 05/01/26 (Call 05/01/25) (ST HGR ED INTERCEPT PROG)	305	311,649
4.00%, 05/01/26 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5	5,110
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	170	180,192
Massachusetts Water Resources Authority
5.00%, 08/01/26	115	123,643
5.00%, 08/01/26 (ETM)	345	370,260
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (PR 08/01/24)	115	117,724
Series B, 5.25%, 08/01/26 (AGM)	500	541,448
Series C, 5.00%, 08/01/35 (PR 08/01/26)	200	215,225
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	186,808
5.00%, 11/01/26	150	162,068

		9,063,373

Michigan — 0.9%
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	220	234,052
Series C, 5.00%, 07/01/26	205	219,121
Michigan Finance Authority RB
5.00%, 10/01/26	245	264,001
Series B, 5.00%, 10/01/28 (Call 10/01/26)	560	604,002
Michigan State Building Authority RB
Series I, 5.00%, 04/15/26 (Call 10/15/25)	160	168,015
Series I, 5.00%, 04/15/27 (Call 10/15/26)	140	150,351
State of Michigan RB, 5.00%, 03/15/26	905	960,733
University of Michigan RB, 5.00%, 04/01/26	125	133,271

		2,733,546

Minnesota — 1.9%
County of Hennepin MN, 5.00%, 12/01/27 (Call 12/01/26)	200	216,244
County of Hennepin MN GO
5.00%, 12/01/26	370	401,239
Series A, 5.00%, 12/01/26	125	135,554
Metropolitan Council GO, 5.00%, 12/01/26	1,335	1,448,190
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/26	100	105,440
Series A, 5.00%, 01/01/26	135	142,523
Minnesota Public Facilities Authority RB
4.00%, 03/01/26	440	456,351
Series A, 5.00%, 03/01/28 (Call 03/01/26)	185	196,472
State of Minnesota GO
5.00%, 08/01/26	445	478,157
Series B, 4.00%, 08/01/26	310	323,407
Series B, 4.00%, 08/01/26 (Call 08/01/24)	265	269,511
Series D, 5.00%, 08/01/26	380	408,314
Series D, 5.00%, 10/01/26	230	248,150
Series E, 3.00%, 08/01/26	130	129,393
State of Minnesota RB, 5.00%, 03/01/26	500	531,849
University of Minnesota, 5.00%, 12/01/26	360	389,111

		5,879,905

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.9%
State of Mississippi, 5.00%, 12/01/33 (PR 12/01/26)	$1,390	$1,506,364
State of Mississippi GO
5.00%, 12/01/26	90	97,310
5.00%, 11/01/32 (PR 11/01/26)	465	502,088
Series A, 5.00%, 10/01/26	140	150,763
Series B, 5.00%, 12/01/29 (PR 12/01/26)	285	308,859
Series C, 5.00%, 10/01/26 (Call 10/01/25)	285	300,691

		2,866,075

Missouri — 1.1%
City of Kansas City MO Water Revenue RB, Series A, 5.00%, 12/01/26	245	265,510
Clayton School District/MO GO, 5.00%, 03/01/26	120	127,475
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	131,333
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	620	670,745
Series A, 5.00%, 05/01/26	510	546,087
Series A, 5.00%, 05/01/26 (Call 05/01/24)	125	127,314
Missouri State Board of Public Buildings RB
5.00%, 04/01/26	115	122,210
Series A, 4.00%, 04/01/26 (Call 04/01/24)	195	196,047
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	340	355,756
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	695	708,293

		3,250,770

Nebraska — 0.3%
Nebraska Public Power District RB
5.00%, 01/01/26	410	432,414
5.00%, 01/01/28 (Call 01/01/26)	170	179,249
Series A, 5.00%, 01/01/29 (Call 01/01/26)	110	115,840
Series B, 5.00%, 01/01/29 (Call 01/01/26)	130	136,901
Omaha Public Power District RB, 5.00%, 02/01/26	90	95,392
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/26	65	69,727

		1,029,523

Nevada — 1.9%
Clark County School District GOL
Series A, 5.00%, 06/15/26	170	181,001
Series E, 5.00%, 06/15/26	135	143,736
Clark County Water Reclamation District, 5.00%, 07/01/26	625	669,820
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	80	82,242
Series B, 5.00%, 11/01/26	425	459,341
Series B, 5.00%, 11/01/27 (Call 11/01/26)	305	328,796
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	355	379,677
County of Clark NV RB
5.00%, 07/01/26	660	705,463
Series A, 5.00%, 07/01/26 (Call 07/01/24)	455	464,890
Las Vegas Valley Water District GOL
5.00%, 06/01/26	50	53,449
5.00%, 09/15/26 (Call 09/15/25)	125	131,358
5.00%, 06/01/27 (Call 06/01/26)	100	106,714
Series A, 5.00%, 06/01/26	350	374,140
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	170	177,354

Security	Par (000)	Value

Nevada (continued)
State of Nevada GOL
Series A, 4.00%, 08/01/26 (Call 08/01/25)	$60	$61,554
Series B, 5.00%, 11/01/26 (Call 05/01/25)	180	187,528
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	590	628,530
5.00%, 12/01/27 (Call 06/01/26)	210	223,970
5.00%, 12/01/28 (Call 06/01/26)	230	245,723
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	115	119,841

		5,725,127

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank, 5.00%, 08/15/26 (ST INTERCEPT)	165	177,248
New Hampshire Municipal Bond Bank RB, 4.00%, 08/15/29 (Call 08/15/26)	100	103,788
State of New Hampshire GO, 5.00%, 03/01/26 (Call 03/01/25)	105	108,975

		390,011

New Jersey — 2.2%
County of Union New Jersey GO, 4.00%, 03/01/26	50	51,775
Essex County Improvement Authority RB, 5.50%, 10/01/26 (NPFGC GTD)	150	164,325
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26	305	317,514
New Jersey Economic Development Authority, 5.00%, 11/01/26	100	106,117
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	105,338
Series B, 5.00%, 11/01/26 (SAP)	515	546,504
Series PP, 5.00%, 06/15/26 (Call 12/15/24)	150	153,197
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	590	600,910
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/26	330	354,393
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/26	350	368,684
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,180	1,246,901
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	84,518
Series AA, 4.25%, 06/15/26 (Call 06/15/25)	200	203,698
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	230	234,337
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	25,921
State of New Jersey GO, Series A, 5.00%, 06/01/26	2,060	2,201,450

		6,765,582

New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/01/26	115	123,037
5.00%, 06/15/26	500	535,448
Series A, 5.00%, 06/15/26 (Call 06/15/24)	195	198,924
State of New Mexico GO, 5.00%, 03/01/26	305	324,342
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	510	545,932

		1,727,683

New York — 9.6%
City of New York NY GO
5.00%, 03/01/26	115	121,938
5.00%, 03/01/26 (Call 03/01/24)	225	228,123
5.00%, 08/01/26 (Call 08/01/24)	175	178,822
5.00%, 08/01/26 (Call 08/01/25)	100	104,901
5.00%, 09/01/26	35	37,546
5.00%, 10/01/26	220	236,466
5.00%, 08/01/29 (Call 08/01/26)	345	370,371

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 08/01/26	$460	$492,494
Series A-1, 5.00%, 08/01/26	605	647,736
Series B-1, 5.00%, 08/01/26	500	535,319
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	95	102,987
Series C, 5.00%, 08/01/26	720	770,860
Series C, 5.00%, 08/01/26 (Call 02/01/26)	235	248,759
Series C, 5.00%, 08/01/27 (Call 02/01/26)	180	190,784
Series C, 5.00%, 08/01/28 (Call 02/01/26)	165	175,246
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	325	348,586
County of Nassau NY GOL, 5.00%, 04/01/26	145	154,846
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	320	340,289
Long Island Power Authority RB
Series A, 5.00%, 09/01/26	40	43,068
Series B, 5.00%, 09/01/26	195	209,957
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	104,661
5.00%, 11/15/26	500	524,306
Series B, 5.00%, 11/15/26	430	450,903
Series B-2, 5.00%, 11/15/26	125	135,022
Series C-1, 5.00%, 11/15/26	725	760,244
New York City Municipal Water Finance Authority RB
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	133,902
Series DD, 5.00%, 06/15/26	805	863,571
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (SAW)	345	369,868
5.00%, 07/15/26 (ETM) (SAW)	285	305,134
5.00%, 07/15/26 (Call 01/15/26) (SAW)	60	63,625
Series S1, 5.00%, 07/15/26 (SAW)	605	648,610
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 08/01/26	200	213,999
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/26	275	294,249
5.00%, 08/01/26 (Call 08/01/24)	130	132,984
5.00%, 11/01/26	1,610	1,732,822
5.00%, 08/01/27 (Call 08/01/26)	230	246,247
5.00%, 05/01/29 (Call 05/01/26)	325	346,349
Series A-1, 5.00%, 11/01/26	325	349,793
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	400	428,771
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	147,569
Series E1, 4.00%, 02/01/26	185	190,724
New York City Water & Sewer System RB
5.00%, 06/15/26	165	177,005
5.00%, 06/15/26 (PR 06/15/25)	365	381,025
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	206,004
New York State Dormitory Authority, 5.00%, 10/01/26	180	194,941
New York State Dormitory Authority RB
5.00%, 02/15/26	615	651,610
5.00%, 02/15/26 (ETM)	110	116,924
5.00%, 07/01/26	150	161,419
5.00%, 02/15/28 (Call 08/15/26)	195	208,015
Series A, 5.00%, 02/15/26 (PR 02/15/24)	130	131,800
Series A, 5.00%, 03/15/26	1,100	1,169,658
Series A, 5.00%, 03/15/26 (PR 03/15/24)	100	101,677
Series A, 5.00%, 10/01/26	255	276,166
Series A, 5.00%, 03/15/28 (Call 09/15/26)	830	888,148
Series A, 5.00%, 02/15/29 (Call 08/15/26)	430	457,309
Series A, 5.00%, 03/15/29 (Call 09/15/26)	665	712,031

Security	Par (000)	Value

New York (continued)
Series A1, 4.00%, 10/01/26	$115	$120,724
Series B, 5.00%, 10/01/28 (Call 04/01/26)	130	138,451
Series C, 5.00%, 03/15/26	200	213,366
Series D, 5.00%, 02/15/27 (PR 08/15/26)	515	554,151
Series D, 5.00%, 02/15/28 (Call 08/15/26)	660	704,051
Series E, 5.00%, 03/15/26 (Call 09/15/25)	115	120,877
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	107,084
5.00%, 06/15/26	305	327,096
5.00%, 06/15/29 (Call 06/15/26)	285	304,675
Series D, 5.00%, 09/15/26 (Call 03/15/25)	250	259,625
Series E, 5.00%, 06/15/26	50	53,622
New York State Thruway Authority RB
5.00%, 01/01/27 (Call 01/01/26)	225	236,945
Series A, 5.00%, 01/01/26	125	132,229
Series A, 5.00%, 01/01/28 (Call 01/01/26)	150	157,963
Series L, 5.00%, 01/01/26	50	52,945
New York State Urban Development Corp. RB
4.00%, 03/15/26	130	134,225
5.00%, 03/15/26	310	328,739
Series A, 5.00%, 03/15/26	975	1,033,936
Series A, 5.00%, 03/15/27 (PR 03/15/26)	300	318,680
Series A, 5.00%, 03/15/28 (Call 03/15/26)	820	872,133
Series E, 5.00%, 03/15/26	160	169,671
Port Authority of New York & New Jersey RB
4.00%, 12/01/26	85	89,046
5.00%, 07/15/26	100	107,176
5.00%, 09/01/26	110	118,255
5.00%, 09/01/26 (Call 09/01/24)	195	199,347
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	165	171,737
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (PR 10/15/24)	295	303,341
Triborough Bridge & Tunnel Authority RB
5.00%, 05/15/26	95	101,590
5.00%, 11/15/26	500	539,513
5.00%, 11/15/26 (Call 05/15/26)	275	290,940
Series B, 5.00%, 11/15/26	325	350,684
Series C-1, 5.00%, 11/15/26	390	420,820
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	300	321,269

		29,171,089

North Carolina — 2.0%
City of Charlotte NC GO, 5.00%, 06/01/26	375	401,784
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	135	141,444
City of Raleigh NC GO, 5.00%, 09/01/26	355	382,700
County of Buncombe NC RB, 5.00%, 06/01/26	75	80,242
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	105	108,811
County of Mecklenburg NC GO, 5.00%, 03/01/26	100	106,482
County of Orange NC GO, 5.00%, 08/01/26	565	607,829
County of Union NC, 5.00%, 09/01/26	150	161,704
County of Wake NC, 5.00%, 12/01/26	175	189,588
County of Wake NC GO, 5.00%, 03/01/26	415	441,902
County of Wake NC RB, 5.00%, 03/01/26	155	164,873
North Carolina Capital Facilities Finance Agency RB, 5.00%, 10/01/26	200	215,783
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	200	211,486
Series A, 5.00%, 01/01/29 (Call 07/01/26)	125	132,931

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	$150	$161,054
Series A, 5.00%, 06/01/26	425	455,355
Series A, 5.00%, 06/01/28 (Call 06/01/26)	165	177,554
Series C, 5.00%, 05/01/26	285	304,741
State of North Carolina RB
5.00%, 03/01/26	755	801,819
5.00%, 05/01/26	160	170,510
Series A, 5.00%, 05/01/26	100	106,569
Series B, 5.00%, 06/01/26	275	293,631
Town of Cary NC, 5.00%, 09/01/26	170	183,265

		6,002,057

Ohio — 2.4%
American Municipal Power Inc. RB, 5.00%, 02/15/26	500	527,012
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	225	241,206
Series A, 4.00%, 08/15/26 (Call 08/15/25)	430	441,564
City of Columbus OH GOL, 5.00%, 04/01/26	125	133,198
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29 (Call 06/01/26)	230	245,793
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	65	68,593
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/26	230	246,075
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	110	118,349
Miami University/Oxford OH RB, 5.00%, 09/01/26	100	106,943
Ohio State University (The) RB, 5.00%, 12/01/26	135	145,965
Ohio Water Development Authority RB
5.00%, 06/01/26	100	106,989
5.00%, 12/01/26	60	64,873
5.00%, 12/01/27 (Call 12/01/26)	300	324,794
5.00%, 06/01/28 (Call 12/01/26)	140	151,371
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/26	890	952,202
5.00%, 06/01/26 (Call 12/01/25)	310	327,293
5.00%, 12/01/26	155	167,589
State of Ohio, 5.00%, 11/01/26	115	124,172
State of Ohio COP, 5.00%, 09/01/26	310	332,137
State of Ohio GO
5.00%, 06/15/26	265	283,541
5.00%, 09/15/26	200	215,280
Series A, 5.00%, 05/01/26	185	197,373
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	100,884
Series C, 5.00%, 08/01/26	110	118,054
Series S, 5.00%, 05/01/26	340	362,739
Series S, 5.00%, 05/01/28 (Call 05/01/26)	120	127,954
Series U, 5.00%, 05/01/26	400	426,752
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	395	420,926
Series B, 5.00%, 10/01/26	110	117,713

		7,197,334

Oklahoma — 0.4%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	335	356,164
Series A, 5.00%, 06/01/28 (Call 12/01/26)	150	161,544
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	150	159,676
Oklahoma State University RB, 5.00%, 09/01/26	250	269,092

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	$200	$210,986
Oklahoma Water Resources Board RB, 5.00%, 04/01/27 (Call 04/01/26)	175	186,072

		1,343,534

Oregon — 2.3%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	195	208,946
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/26	430	457,269
5.00%, 05/01/26	350	373,721
Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	213,257
Series B, 5.00%, 10/01/26 (Call 10/01/24)	145	148,970
City of Portland Sewer System Revenue, 5.00%, 03/01/26	220	233,952
County of Multnomah OR GOL, 5.00%, 06/01/26	175	187,231
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/26 (GTD)	420	450,428
Oregon State Lottery RB
5.00%, 04/01/26 (Call 04/01/24)	325	330,391
Series C, 5.00%, 04/01/26 (Call 04/01/25) (MO)	675	701,762
Portland Community College District GO
5.00%, 06/15/26	150	160,727
5.00%, 06/15/28 (Call 06/15/26)	240	256,866
5.00%, 06/15/29 (Call 06/15/26)	150	160,355
Salem-Keizer School District No. 24J GO, Series B, 5.00%, 06/15/26 (GTD)	350	374,271
State of Oregon, 5.00%, 06/01/26	165	176,481
State of Oregon Department of Transportation RB
5.00%, 11/15/26	160	173,263
Series B, 5.00%, 11/15/26	180	194,921
State of Oregon GO
5.00%, 05/01/26	775	827,294
5.00%, 08/01/26	1,055	1,132,926
5.00%, 08/01/26 (Call 08/01/25)	125	130,959
5.00%, 06/01/29 (Call 06/01/26)	100	106,836
Series C, 5.00%, 06/01/26	65	69,523
Series O, 5.00%, 08/01/26 (PR 08/01/25)	70	73,291

		7,143,640

Pennsylvania — 2.9%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	415	442,582
Commonwealth of Pennsylvania GO
5.00%, 02/01/26	950	1,005,620
5.00%, 03/01/26	500	530,304
5.00%, 07/15/26	150	160,478
First Series, 5.00%, 03/15/26 (Call 03/15/25)	230	238,770
First Series, 5.00%, 09/15/26	525	563,881
First Series, 5.00%, 09/15/27 (Call 09/15/26)	255	273,885
First Series 2020, 5.00%, 05/01/26	65	69,212
Second Series, 5.00%, 09/15/26	470	504,808
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	670	720,068
County of Bucks PA GO, 5.00%, 06/01/26	250	267,856
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	280	291,795
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	310	327,683
Pennsylvania State University (The) RB, 5.00%, 03/01/26	640	679,687
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	690	730,869
5.00%, 12/01/26	385	413,376
Series A 1, 5.00%, 12/01/26	150	161,916
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	265	276,268
Series A-2, 5.00%, 12/01/26	345	372,408

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	$100	$106,027
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	615	635,804

		8,773,297

Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	125	132,743
Rhode Island Health and Educational Building Corp. RB, 5.00%, 09/01/26	105	113,368
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	635	669,203
State of Rhode Island GO
5.00%, 01/15/26	215	227,816
5.00%, 05/01/26	125	133,397

		1,276,527

South Carolina — 0.5%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/26	200	212,096
Horry County School District/SC GO, 5.00%, 03/01/26 (Call 03/01/25) (SCSDE)	475	493,866
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	212,370
State of South Carolina, 5.00%, 04/01/26 (SAW)	600	640,047

		1,558,379

Tennessee — 2.2%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	230	246,204
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	450	468,778
County of Blount TN Go, Series B, 5.00%, 06/01/26	185	197,646
County of Blount TN GO 5.00%, 06/01/28 (Call 06/01/26)	215	229,707
Series B, 5.00%, 06/01/27 (Call 06/01/26)	160	170,809
County of Montgomery TN GO, 5.00%, 04/01/26	280	298,445
County of Shelby TN GO, 5.00%, 04/01/26	290	309,020
County of Washington TN GO, Series A, 4.00%, 06/01/29 (Call 06/01/26)	150	155,878
County of Williamson TN, 5.00%, 04/01/26	165	175,822
County of Williamson TN GO, 5.00%, 04/01/26	120	127,870
County of Wilson TN, 5.00%, 04/01/26	190	202,296
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	455	484,917
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	250	259,765
5.00%, 01/01/26	160	169,465
5.00%, 01/01/27 (Call 07/01/26)	235	251,292
Series C, 5.00%, 01/01/26	180	190,648
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	283,670
State of Tennessee GO
5.00%, 08/01/26	235	252,814
Series A, 5.00%, 08/01/26	165	177,508
Series A, 5.00%, 11/01/26	60	64,953
Series A, 5.00%, 08/01/27 (Call 08/01/26)	110	118,573
Series A, 5.00%, 08/01/28 (Call 08/01/26)	225	243,080
Series B, 5.00%, 08/01/27 (Call 08/01/26)	520	560,525
Tennessee State School Bond Authority, 5.00%, 11/01/26 (ST INTERCEPT)	280	302,625

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	$285	$308,029
Series B, 5.00%, 11/01/26	445	480,957

		6,731,296

Texas — 10.7%
Alamo Community College District, 5.00%, 02/15/26	500	529,765
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	75	79,444
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	120	127,210
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	106,036
Alvin Independent School District/TX GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	305	323,241
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/26 (Call 08/01/25)	65	67,713
Austin Independent School District GO
5.00%, 08/01/26 (PSF)	820	880,833
5.00%, 08/01/28 (Call 08/01/26) (PSF)	95	101,588
Series C, 5.00%, 08/01/26	450	482,657
Board of Regents of the University of Texas System, Series C, 5.00%, 08/15/26	140	150,118
Board of Regents of the University of Texas System RB
5.00%, 08/15/26 (Call 08/15/24)	175	179,524
5.00%, 08/15/27 (Call 08/15/26)	235	253,367
5.00%, 08/15/28 (Call 08/15/26)	120	128,321
Series J, 5.00%, 08/15/26	470	503,967
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26 (Call 11/15/25)	180	188,618
City of Austin TX GOL
5.00%, 09/01/26	185	199,435
5.00%, 09/01/26 (Call 09/01/25)	200	209,197
5.00%, 09/01/28 (Call 09/01/26)	250	267,194
City of Austin TX RB, 5.00%, 09/01/26	220	237,166
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	485	523,668
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/26	100	107,688
Series A, 5.00%, 10/01/27 (Call 10/01/26)	165	177,182
City of Fort Worth TX GOL, 5.00%, 03/01/26	145	153,910
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/26 (Call 02/15/25)	120	124,240
Series A, 5.00%, 02/15/26	220	233,218
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/26	165	175,952
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	145,054
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	107,870
Series C, 5.00%, 05/15/26 (Call 05/15/24)	840	855,204
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	51,332
City of Houston TX GOL, Series A, 5.00%, 03/01/26 (Call 03/01/24)	115	116,946
City of Plano TX GOL, 5.00%, 09/01/26	35	37,569
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	225	227,661
Series A, 5.00%, 02/01/26	265	280,299
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	207,251
5.00%, 08/01/26	475	509,472
Clear Creek Independent School District GO Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	61,940

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	$70	$71,016
Conroe Independent School District GO, 5.00%, 02/15/26 (PSF)	370	392,537
County of Bexar TX, 5.00%, 06/15/32 (PR 06/15/26)	245	260,663
County of Bexar TX GOL
5.00%, 06/15/26 (PR 06/15/24)	90	91,878
5.00%, 06/15/29 (PR 06/15/26)	250	267,527
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	126,502
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	129,225
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	695	722,826
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	240	253,539
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	75	78,576
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26 (PSF)	520	550,095
5.00%, 02/15/27 (Call 02/15/26) (PSF)	920	976,038
Dallas Area Rapid Transit RB
5.00%, 12/01/26	205	222,088
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	61,804
Series B, 5.00%, 12/01/28 (Call 12/01/26)	210	226,161
Dallas College GO, 5.00%, 02/15/26	115	122,005
Dallas Fort Worth International Airport RB
5.00%, 11/01/26	160	171,819
Series A, 5.00%, 11/01/26	200	214,911
Dallas Independent School District GO, 5.00%, 02/15/26 (PSF)	500	530,870
Denton Independent School District GO
5.00%, 08/15/27 (Call 02/15/26) (PSF)	295	312,561
5.00%, 08/15/29 (Call 02/15/26) (PSF)	150	158,516
Keller Independent School District/TX GO
5.00%, 02/15/26 (Call 02/15/25) (PSF)	80	82,784
5.00%, 02/15/26 (PR 02/15/25) (PSF)	70	72,506
Klein Independent School District, 5.00%, 08/01/26 (PSF)	200	214,514
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	100	107,257
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	105,705
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	195	208,331
Series C, 5.00%, 08/15/26 (PSF)	170	182,230
Lewisville Independent School District GO
4.00%, 08/15/26 (Call 08/15/25) (PSF)	105	107,650
5.00%, 08/15/26 (PSF)	140	150,163
5.00%, 08/15/26 (Call 08/15/25) (PSF)	145	151,983
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	395	416,774
Lower Colorado River Authority RB
5.00%, 05/15/26	245	261,035
5.00%, 05/15/26 (Call 05/15/24)	140	142,033
Series B, 5.00%, 05/15/26 (Call 05/15/25)	190	197,303
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	145	154,033
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	230	246,196
5.00%, 11/01/28 (Call 11/01/26)	215	230,066
Series B, 5.00%, 11/01/26 (Call 11/01/25)	270	283,049
North East Independent School District/TX GO, 4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	155,234
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	200	212,817

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys RB, 5.00%, 06/01/26	$125	$133,698
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/26	330	353,022
North Texas Tollway Authority RB
5.00%, 01/01/26	290	306,007
5.00%, 01/01/26 (Call 01/01/25)	295	304,773
5.00%, 01/01/28 (Call 01/01/26)	260	271,966
Series A, 5.00%, 01/01/26	55	58,036
Series A, 5.00%, 01/01/27 (Call 01/01/26)	130	135,830
Series A, 5.00%, 01/01/28 (Call 01/01/26)	440	460,250
Series B, 5.00%, 01/01/26 (Call 01/01/25)	140	144,754
Series B, 5.00%, 01/01/27 (Call 01/01/26)	205	214,193
Series B, 5.00%, 01/01/29 (Call 01/01/26)	210	220,031
Northside Independent School District GO, 4.00%, 08/15/26 (PSF)	190	197,477
Northside Independent School District RB, 5.00%, 08/15/26 (Call 08/15/25)	130	136,260
Northwest Independent School District GO, 5.00%, 02/15/29 (PR 02/15/26) (PSF)	230	243,840
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	235	248,849
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/26 (Call 07/01/25)	430	449,189
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	158,764
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	105,787
Round Rock Independent School District GO, 5.00%, 08/01/26 (PSF)	105	112,417
San Antonio Independent School District/TX GO, 5.00%, 08/15/26 (PSF)	255	273,761
San Antonio Water System, 5.00%, 05/15/27 (Call 11/15/26)	190	204,826
San Jacinto Community College District, 5.00%, 02/15/26 (Call 02/15/25)	185	191,270
Spring Branch Independent School District GO, 5.00%, 02/01/26 (PSF)	100	106,046
State of Texas GO
5.00%, 04/01/26	540	572,609
5.00%, 08/01/26	85	90,813
5.00%, 10/01/26	315	337,830
5.00%, 04/01/29 (Call 04/01/26)	180	189,682
Series A, 5.00%, 04/01/27 (Call 04/01/26)	20	21,042
Series A, 5.00%, 04/01/29 (Call 04/01/26)	110	115,917
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	245	261,127
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	104,612
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 11/15/52 (Put 05/15/26)	500	524,018
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	155	160,365
4.00%, 05/15/28 (Call 05/15/26)	300	310,637
Series C, 5.00%, 05/15/26	95	101,561
Series E, 4.00%, 05/15/27 (Call 05/15/26)	100	103,373
Texas State Technical College, 5.00%, 08/01/26 (AGM)	300	318,884
Texas State University System RB, Series A, 5.00%, 03/15/26	950	1,008,504
Texas Transportation Commission State Highway Fund RB 5.25%, 04/01/26	195	208,355
First Series, 5.00%, 10/01/26	1,270	1,363,763
Series A, 5.00%, 10/01/26	555	595,975
Texas Water Development Board RB
5.00%, 04/15/26	655	696,714

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 04/15/26 (Call 10/15/25)	$205	$215,398
5.00%, 08/01/26	310	331,998
Series A, 5.00%, 10/15/26	280	301,332
Series B, 5.00%, 04/15/26	170	180,826
Series B, 5.00%, 10/15/26	420	451,998
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/26	170	182,173

		32,515,222

Utah — 1.5%
Alpine School District/UT GO, 5.00%, 03/15/26 (GTD)	725	772,127
Central Utah Water Conservancy District, 5.00%, 04/01/26	185	197,133
County of Salt Lake UT Excise Tax Revenue RB, 5.00%, 08/15/26	90	96,916
Intermountain Power Agency RB, Series A, 5.00%, 07/01/26	80	85,762
Metropolitan Water District of Salt Lake & Sandy, 5.00%, 07/01/26 (Call 01/01/26)	325	343,196
Park City School District GO, 5.00%, 02/01/26 (GTD)	100	106,264
Provo School District GO, 5.00%, 06/15/26 (Call 12/15/25) (GTD)	55	58,078
State of Utah GO
5.00%, 07/01/26	1,130	1,213,883
Series B, 5.00%, 07/01/26	500	537,117
University of Utah (The), 5.00%, 08/01/26	195	209,340
University of Utah (The) RB
5.00%, 08/01/26	400	429,416
5.00%, 08/01/28 (Call 08/01/26)	255	273,588
Series B-1, 5.00%, 08/01/26 (SAP)	120	128,825
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (PR 06/15/25)	65	67,922

		4,519,567

Vermont — 0.0%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	107,873

Virginia — 3.9%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	129,019
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	187,392
City of Newport News VA GO, Series A, 4.00%, 08/01/26	185	192,649
City of Norfolk VA GO, Series B, 4.00%, 10/01/28 (Call 10/01/26)	185	193,091
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	110	117,038
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	275	290,435
City of Suffolk VA GO
5.00%, 02/01/26	80	84,968
5.00%, 02/01/26 (PR 02/01/25) (SAW)	225	233,236
Commonwealth of Virginia, 5.00%, 06/01/26	125	133,966
Commonwealth of Virginia GO, 5.00%, 06/01/26	55	58,945
County of Arlington VA GO
5.00%, 08/15/26	105	113,034
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	172,111
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	196,091
County of Fairfax VA GO
5.00%, 10/01/35 (PR 04/01/26) (SAW)	135	143,932
Series A, 4.00%, 10/01/26	120	125,292
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	160	166,061
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/26	370	397,732
Series A, 5.00%, 07/15/29 (Call 07/15/26)	230	245,921

Security	Par (000)	Value

Virginia (continued)
County of Henrico VA GO
5.00%, 08/01/26	$100	$107,580
5.00%, 08/01/26 (SAW)	100	107,580
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	270	292,699
Series A, 5.00%, 12/01/26	165	178,872
Series A, 5.00%, 12/01/26 (Call 12/01/25)	195	205,828
Hampton Roads Sanitation District RB
5.00%, 08/01/27 (Call 08/01/26)	60	64,451
Series A, 5.00%, 08/01/37 (PR 08/01/26)	1,500	1,612,250
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	105	113,250
Virginia College Building Authority RB
5.00%, 02/01/26	300	318,218
5.00%, 02/01/29 (Call 02/01/26)	150	159,191
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	16,106
Series A, 5.00%, 02/01/26	185	196,235
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	330	354,328
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	78,952
Series E, 5.00%, 02/01/26	125	132,591
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	101,984
5.00%, 09/15/26	280	301,299
5.00%, 09/15/27 (Call 09/15/26)	315	339,172
Series A, 5.00%, 05/15/26	260	277,565
Virginia Public Building Authority RB
5.00%, 08/01/27 (Call 08/01/26)	500	536,609
Series A, 5.00%, 08/01/26	655	702,746
Series B, 5.00%, 08/01/26	215	230,672
Series C, 4.00%, 08/01/26 (Call 08/01/24)	120	121,393
Virginia Public School Authority, 5.00%, 08/01/26	135	145,146
Virginia Public School Authority RB
5.00%, 08/01/26 (SAW)	240	258,038
Series B, 5.00%, 08/01/26	245	263,414
Virginia Resources Authority RB
5.00%, 11/01/26	465	503,059
5.00%, 11/01/26 (Call 11/01/25)	215	225,656
5.00%, 11/01/27 (Call 11/01/26)	275	295,408
Series A, 5.00%, 11/01/26	415	448,967

		11,870,172

Washington — 4.6%
Cascade Water Alliance, 5.00%, 09/01/26	325	349,820
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	70	73,711
SERIES S-1, 5.00%, 11/01/26	325	351,261
City of Seattle Municipal Light & Power Revenue, 5.00%, 02/01/26	270	286,176
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	220	235,500
City of Seattle WA GOL
4.00%, 09/01/26	340	355,186
4.00%, 04/01/28 (Call 04/01/26)	80	82,956
Series A, 5.00%, 06/01/26 (Call 06/01/25)	285	297,468
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	110	114,533
4.00%, 04/01/29 (Call 04/01/26)	160	165,817
Series B, 5.00%, 04/01/26	290	308,600
Series B, 5.00%, 04/01/27 (Call 04/01/26)	260	276,601
Series B, 5.00%, 04/01/28 (Call 04/01/26)	165	175,440

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	$145	$155,523
City of Spokane WA GO, 5.00%, 12/01/26	160	173,166
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	175	188,902
County of King WA GOL, 5.00%, 07/01/26 (Call 01/01/25)	220	227,333
County of King WA Sewer Revenue RB
5.00%, 07/01/26	80	85,737
Series B, 5.00%, 07/01/26	445	476,912
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	110	117,750
County of Snohomish WA GOL, 5.00%, 12/01/26	215	232,615
County of Spokane WA GOL, 5.00%, 12/01/26	60	64,916
Energy Northwest RB
5.00%, 07/01/26 (Call 07/01/25)	635	663,337
Series A, 5.00%, 07/01/26	1,225	1,311,306
Series A, 5.00%, 07/01/27 (Call 07/01/26)	175	187,660
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	365	372,724
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	350	376,316
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	455	472,246
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/25) (GTD)	170	179,310
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	108,122
Port of Seattle WA RB
5.00%, 02/01/26	530	558,871
5.00%, 06/01/26	80	84,981
5.00%, 08/01/26	310	330,504
State of Washington, 5.00%, 07/01/26	485	519,170
State of Washington GO
0.00%, 06/01/26 (AMBAC)(b)	100	91,089
5.00%, 01/01/26	100	105,783
5.00%, 07/01/26 (Call 01/01/26)	570	602,363
5.00%, 08/01/26	555	595,278
5.00%, 08/01/26 (Call 08/01/25)	200	209,312
5.00%, 08/01/27 (Call 08/01/26)	155	166,099
Series 2020-A, 5.00%, 08/01/26	235	252,054
Series B, 5.00%, 02/01/26 (Call 02/01/25)	665	688,074
Series B, 5.00%, 08/01/28 (Call 08/01/26)	285	305,040
Series C, 5.00%, 02/01/26	85	90,092
Series R, 5.00%, 08/01/27 (Call 08/01/26)	40	42,864
Series R, 5.00%, 08/01/28 (Call 08/01/26)	290	310,392
Series R-2018-C, 5.00%, 08/01/26	55	58,991
University of Washington RB
Series A, 5.00%, 12/01/26	225	242,236
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	150,515

		13,870,652

West Virginia — 0.4%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	145	148,118
State of West Virginia GO
5.00%, 06/01/26	150	160,529
5.00%, 12/01/26	235	254,589

Security	Par/ Shares (000)	Value

West Virginia (continued)
Series A, 0.00%, 11/01/26 (NPFGC)(b)	$100	$90,392
Series B, 5.00%, 12/01/26	180	195,005
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	255	272,706
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	165,170

		1,286,509

Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue RB
5.00%, 06/01/26	105	112,146
5.00%, 06/01/26 (Call 06/01/25)	50	52,146
Series A, 5.00%, 06/01/26	270	288,374
State of Wisconsin GO
4.00%, 05/01/26 (Call 05/01/24)	150	151,605
5.00%, 11/01/26	545	589,607
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	340	347,876
Series 1, 5.00%, 05/01/26	75	80,150
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	545	568,764
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	165	170,963
Series 2, 5.00%, 11/01/26	435	470,604
Series 3, 5.00%, 11/01/26	110	119,003
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	350	360,847
State of Wisconsin RB
Series A, 5.00%, 05/01/26	545	581,450
Series B, 5.00%, 05/01/28 (PR 05/01/26)	235	250,717
Wisconsin Department of Transportation RB
5.00%, 07/01/26	155	165,872
5.00%, 07/01/27 (Call 07/01/26)	300	320,759
5.00%, 07/01/28 (Call 07/01/26)	145	154,353
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	300	313,259
Series 2, 5.00%, 07/01/26	210	224,729
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	35,612

		5,358,836

Total Long-Term Investments — 98.6% (Cost: $308,310,451)		300,358,719

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 3.27%(c)(d)	1,120	1,119,965

Total Short-Term Securities — 0.3% (Cost: $1,120,018)		1,119,965

Total Investments — 98.9% (Cost: $309,430,469)		301,478,684

Other Assets Less Liabilities — 1.1%		3,207,150

Net Assets — 100.0%		$304,685,834

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,314,764	$—	$(193,726	)(a)	$(1,020)	$(53)	$1,119,965	1,120	$17,800	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$300,358,719	$—	$300,358,719
Short-Term Securities
Money Market Funds	1,119,965	—	—	1,119,965

	$1,119,965	$300,358,719	$—	$301,478,684

See notes to financial statements.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.3%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/35 (PR 09/01/27)	$1,000	$1,103,740
Series A, 5.00%, 09/01/27	320	353,197
Series A, 5.00%, 09/01/29 (PR 09/01/27)	180	198,673
Series A, 5.00%, 06/01/37 (PR 09/01/27)	130	143,486
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	425	464,214
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/27	1,020	1,127,105
City of Auburn AL GOL, 5.00%, 05/01/27 (Call 05/01/25)	130	135,761
City of Huntsville AL, 5.00%, 11/01/27 (Call 05/01/27)	355	389,328
City of Huntsville AL GO, 5.00%, 09/01/27	150	165,561
City of Huntsville AL GOL
5.00%, 05/01/27 (Call 05/01/26)	185	198,245
5.00%, 05/01/30 (Call 11/01/27)	125	138,532
Series A, 5.00%, 05/01/28 (Call 11/01/27)	75	83,009
State of Alabama GO
5.00%, 11/01/27	170	187,470
Series C, 5.00%, 08/01/27 (Call 08/01/26)	345	370,769
University of Alabama (The), 5.00%, 07/01/27	365	402,801
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	205	222,620
Series B, 5.00%, 01/01/32 (PR 01/01/27)	200	217,191
Series B, 5.00%, 01/01/43 (PR 01/01/27)	250	271,488

		6,173,190

Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27	195	213,813

Arizona — 1.7%
Arizona Board of Regents RB, 5.00%, 07/01/27	70	76,958
Arizona Department of Transportation State Highway Fund Revenue, 5.00%, 07/01/27 (Call 07/01/26)	825	882,606
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	185	201,921
City of Chandler AZ GOL, 5.00%, 07/01/27	200	219,713
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	495	529,408
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27	250	274,330
5.00%, 07/01/27 (Call 07/01/25)	345	360,162
5.00%, 07/01/27 (Call 07/01/26)	355	379,120
Series D, 5.00%, 07/01/29 (Call 07/01/27)	300	327,417
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	43,793
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	130	142,274
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/27	290	314,714
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/27	55	59,687
Series A, 5.00%, 01/01/27	210	227,897
Series A, 5.00%, 01/01/29 (Call 01/01/27)	295	320,356
State of Arizona COP, Series A, 5.00%, 10/01/27	115	127,183

		4,487,539

California — 13.0%
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/27	215	238,156
Bay Area Toll Authority RB, 4.00%, 04/01/29 (Call 04/01/27)	720	760,466

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority RB, 5.00%, 11/01/27	$780	$866,814
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/27 (Call 04/01/27)	110	120,956
5.00%, 10/01/28 (Call 04/01/27)	200	220,484
5.00%, 10/01/29 (Call 04/01/27)	100	110,384
California State Public Works Board RB
5.00%, 09/01/29 (Call 09/01/27)	290	320,134
5.00%, 10/01/30 (Call 10/01/27)	155	171,408
Series B, 5.00%, 10/01/27	125	137,966
Series C, 5.00%, 03/01/28 (Call 03/01/27)	320	349,169
Series G, 5.00%, 10/01/31 (Call 10/01/27)	235	259,812
California State University RB
5.00%, 11/01/29 (Call 05/01/27)	320	351,984
Series A, 5.00%, 11/01/27 (Call 11/01/25)	100	106,201
Series A, 5.00%, 11/01/27 (Call 05/01/26)	575	618,057
Series A, 5.00%, 11/01/30 (Call 05/01/27)	220	241,462
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	200	215,586
City of Foster City CA GO, 4.00%, 08/01/30 (Call 08/01/27)	120	128,086
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/27	275	303,091
City of Los Angeles Department of Airports RB
5.00%, 05/15/27	400	439,575
5.00%, 05/15/27 (ETM)	110	121,404
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27	160	177,736
5.00%, 11/01/27 (Call 05/01/25)	90	94,328
5.00%, 11/01/27 (Call 11/01/26)	250	271,628
Series D, 5.00%, 11/01/30 (Call 11/01/27)	355	396,462
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	160	177,304
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	220	230,272
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/27	50	54,774
County of Santa Clara CA, 5.00%, 08/01/27	170	188,206
County of Santa Clara CA GO
5.00%, 08/01/29 (Call 08/01/27)	125	138,817
Series C, 5.00%, 08/01/31 (Call 08/01/27)	195	215,694
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	143,694
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/27	35	38,575
5.00%, 06/01/28 (Call 06/01/27)	85	93,954
Series A, 5.00%, 06/01/27 (Call 06/01/25)	155	162,970
Series B, 5.00%, 06/01/27	65	71,640
El Camino Community College District Foundation (The), 0.00%, 08/01/27(a)	200	177,992
Foothill-De Anza Community College District, 0.00%, 08/01/27 (NPFGC)(a)	415	367,021
Fremont Union High School District GO, 5.00%, 08/01/29 (Call 08/01/27)	75	83,419
Los Angeles Community College District/CA GO
4.00%, 08/01/30 (Call 08/01/27)	120	128,086
Series J, 5.00%, 08/01/28 (Call 08/01/27)	100	111,072
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/30 (Call 07/01/27)	140	155,077
Series A, 5.00%, 06/01/27	1,025	1,130,125

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/29 (Call 07/01/27)	$255	$282,657
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
4.00%, 07/01/27 (Call 07/01/25)	125	129,049
5.00%, 07/01/27	200	220,797
Los Angeles Department of Water & Power, 5.00%, 07/01/27	320	352,606
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/31 (Call 01/01/27)	90	98,530
Los Angeles Department of Water & Power RB
5.00%, 07/01/27	315	347,097
5.00%, 07/01/30 (Call 01/01/27)	100	109,492
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	295	325,998
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	405	444,041
Los Angeles Unified School District/CA, 5.00%, 07/01/27 (Call 07/01/25)	55	57,946
Los Angeles Unified School District/CA GO
3.00%, 07/01/27	160	161,011
5.00%, 07/01/27	585	645,097
Series A, 5.00%, 07/01/27	420	463,147
Series B1, 5.00%, 07/01/27	235	259,142
Metropolitan Water District of Southern California RB
5.00%, 07/01/27	125	137,998
Series A, 5.00%, 07/01/27	485	535,432
Series C, 5.00%, 10/01/27	55	61,143
Modesto Irrigation District RB, Series A, 5.00%, 10/01/27 (Call 10/01/25)	40	42,335
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	132,714
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/27 (Call 11/01/26)	325	353,230
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NPFGC)(a)	215	191,582
Orange County Sanitation District RB, 5.00%, 02/01/27	50	54,748
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	130	115,938
Pasadena Area Community College District GO, 4.00%, 08/01/27	400	425,922
Poway Unified School District GO, 0.00%, 08/01/27(a)	400	354,170
Riverside County Transportation Commission RB
5.00%, 06/01/31 (Call 12/01/27)	420	468,513
Series B, 5.00%, 06/01/28 (Call 12/01/27)	160	178,446
Riverside Unified School District GO, 4.00%, 08/01/29 (Call 08/01/27)	90	94,944
Sacramento Municipal Utility District RB, 5.00%, 08/15/27	40	44,275
San Diego County Regional Airport Authority RB
5.00%, 07/01/27	100	109,856
5.00%, 07/01/28 (Call 07/01/27)	475	522,533
San Diego County Water Authority RB, 5.00%, 05/01/27 (Call 05/01/25)	110	115,753
San Diego Public Facilities Financing Authority RB, 5.00%, 08/01/27	250	276,774
San Diego Unified School District/CA GO
5.00%, 07/01/30 (Call 07/01/27)	185	204,536
Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	110,552
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
5.00%, 07/01/29 (Call 07/01/27)	190	210,368
Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	110,720

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/27 (Call 05/01/26)	$145	$155,598
Series D, 5.00%, 05/01/27 (Call 05/01/26)	100	107,309
San Francisco County Transportation Authority Sales Tax Revenue RB, 4.00%, 02/01/29 (Call 02/01/27)	255	270,088
San Jose Unified School District GO
5.00%, 08/01/27	150	166,064
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	84,724
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a)	355	315,624
Series B, 0.00%, 09/01/27 (NPFGC)(a)	100	88,908
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	170	150,436
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	65	71,881
Southern California Public Power Authority, 4.00%, 07/01/27 (Call 01/01/25)	400	409,922
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	130	135,168
State of California, 4.00%, 09/01/27	200	211,219
State of California Department of Water Resources RB
5.00%, 12/01/28 (Call 12/01/27)	130	145,410
Series AX, 5.00%, 12/01/27	220	245,383
Series BB, 5.00%, 12/01/27	105	117,115
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	45	46,900
5.00%, 04/01/27	440	479,459
5.00%, 08/01/27	1,245	1,367,222
5.00%, 08/01/27 (Call 08/01/26)	205	220,577
5.00%, 09/01/27 (Call 09/01/26)	140	150,931
5.00%, 10/01/27	850	937,050
5.00%, 11/01/27	1,175	1,297,855
5.00%, 12/01/27	310	343,067
5.00%, 08/01/28 (Call 08/01/27)	385	424,013
5.00%, 11/01/28 (Call 11/01/27)	490	542,771
5.00%, 08/01/29 (Call 08/01/27)	450	496,474
5.00%, 08/01/30 (Call 08/01/27)	1,145	1,263,319
5.00%, 11/01/30 (Call 11/01/27)	690	765,287
Series B, 5.00%, 11/01/27	250	276,139
Series C, 5.00%, 08/01/27 (Call 08/01/26)	700	753,191
Sunnyvale Financing Authority RB, 4.00%, 04/01/27	100	105,306
University of California, 5.00%, 05/15/27	110	120,928
University of California RB
5.00%, 05/15/28 (Call 05/15/27)	150	165,561
5.00%, 05/15/29 (Call 05/15/27)	125	138,059
5.00%, 05/15/30 (Call 05/15/27)	305	336,646
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	325	341,344
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	835	921,636
Series I, 5.00%, 05/15/27 (Call 05/15/25)	345	362,068
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	75	79,330
Western Municipal Water District Facilities Authority RB, 5.00%, 10/01/27	175	194,158

		34,243,273

Colorado — 1.1%
Adams & Arapahoe Joint School District 28J Aurora, 5.00%, 12/01/27 (SAW)	150	166,068
Board of Governors of Colorado State University System RB, 5.00%, 03/01/27 (ST HGR ED INTERCEPT PROG)	125	135,313

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/27	$605	$668,311
Series B, 5.00%, 12/01/27	45	49,513
City & County of Denver Co. GO, 5.00%, 08/01/27	155	170,939
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/27	320	354,645
Colorado Health Facilities Authority, 5.00%, 11/01/27	200	214,917
Denver City & County School District No. 1, 5.50%, 12/01/28 (Call 12/01/27) (SAW)	250	282,157
Denver City & County School District No. 1 GO
5.50%, 12/01/29 (Call 12/01/27) (SAW)	200	225,726
5.50%, 12/01/30 (Call 12/01/27) (SAW)	105	118,506
Series B, 4.00%, 12/01/27 (SAW)	200	213,269
State of Colorado COP, Series K, 5.00%, 03/15/27	175	189,546
Weld County School District No. 6 Greeley GO, 5.00%, 12/01/27 (SAW)	85	94,300

		2,883,210

Connecticut — 1.8%
City of Danbury CT GO, 5.00%, 11/01/27 (Call 11/01/26)	50	54,040
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	180	197,765
State of Connecticut GO
4.00%, 06/01/27	50	52,592
5.00%, 07/15/27	520	568,947
5.00%, 08/15/27 (Call 08/15/26)	225	241,508
Series 2021 A, 4.00%, 01/15/27	545	570,089
Series A, 5.00%, 04/15/29 (Call 04/15/27)	325	353,500
Series B, 4.00%, 06/01/27	210	220,885
Series B, 5.00%, 06/15/27 (Call 06/15/25)	215	224,680
Series D, 5.00%, 09/15/27	100	109,824
Series F, 5.00%, 11/15/27 (Call 11/15/25)	815	859,359
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/27 (Call 09/01/26)	225	242,270
Series A, 5.00%, 01/01/27	105	113,718
Series A, 5.00%, 05/01/27	415	453,149
Series B, 5.00%, 10/01/27	170	187,410
Series D, 5.00%, 11/01/27	200	220,911
University of Connecticut, 5.00%, 11/01/27	65	71,680
University of Connecticut RB, 5.00%, 04/15/27	125	136,146

		4,878,473

Delaware — 0.8%
County of New Castle, 5.00%, 04/01/27	100	109,397
Delaware Transportation Authority RB
5.00%, 07/01/27	330	362,938
5.00%, 07/01/27 (Call 07/01/26)	65	69,335
State of Delaware GO
5.00%, 02/01/27	330	359,481
5.00%, 07/01/27	55	60,604
Series A, 5.00%, 01/01/27	530	576,136
Series A, 5.00%, 02/01/27	110	119,827
Series D, 5.00%, 07/01/27 (Call 07/01/26)	365	391,290

		2,049,008

District of Columbia — 1.9%
District of Columbia GO
5.00%, 06/01/29 (Call 06/01/27)	250	275,365
Series A, 5.00%, 10/15/27	160	176,902
Series D, 5.00%, 06/01/27	535	586,373
Series E, 5.00%, 02/01/27	375	407,659
Series E, 5.00%, 06/01/27 (Call 12/01/26)	290	312,524

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia RB
5.00%, 12/01/27	$100	$109,894
Series A, 5.00%, 03/01/27	460	501,628
Series B, 5.00%, 10/01/27	395	436,322
Series C, 5.00%, 05/01/27	85	93,085
Series C, 5.00%, 10/01/27	510	563,352
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/27 (Call 10/01/25)	175	184,048
Series B, 5.00%, 10/01/27	160	176,809
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/27	135	148,707
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/27	80	87,223
5.00%, 07/01/28 (Call 07/01/27)	340	371,766
5.00%, 07/01/30 (Call 07/01/27)	110	120,243
Series A, 5.00%, 07/15/27	360	395,090
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	120	131,364

		5,078,354

Florida — 2.2%
Broward County FL Water & Sewer Utility Revenue RB, 5.00%, 10/01/27 (Call 10/01/25)	180	188,834
City of Miami Beach FL Stormwater Revenue RB, 5.00%, 09/01/27	115	126,235
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	160	171,529
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	109,566
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/27	180	197,881
Series B, 5.00%, 10/01/27	280	307,815
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	185	202,543
Series A, 5.00%, 07/01/27 (Call 07/01/26)	175	186,179
Hillsborough County Aviation Authority RB, 5.00%, 10/01/27	200	220,307
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	32,414
Orlando Utilities Commission RB, 5.00%, 10/01/27	350	385,383
Palm Beach County School District, 5.00%, 08/01/27	200	218,790
Palm Beach County School District COP
5.00%, 08/01/27	105	114,865
Series A, 5.00%, 08/01/27	195	213,320
Series B, 5.00%, 08/01/27	115	125,804
School Board of Miami-Dade County (The), 5.00%, 05/01/27 (Call 05/01/25) (AGM)	190	197,570
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	80	86,803
School District of Broward County/FL GO, 5.00%, 07/01/27	135	147,914
State of Florida, 5.00%, 07/01/27	215	236,191
State of Florida Department of Transportation RB, 5.00%, 07/01/27	295	324,077
State of Florida Department of Transportation Turnpike System RB
Series A, 5.00%, 07/01/27	275	301,876
Series A, 5.00%, 07/01/29 (Call 07/01/27)	215	236,878
State of Florida GO
5.00%, 06/01/27	55	60,214
5.00%, 06/01/27 (Call 06/01/26)	135	144,187
5.00%, 07/01/27	35	38,450
5.00%, 07/01/27 (Call 07/01/26)	55	58,858
5.00%, 07/01/28 (Call 07/01/27)	255	281,155
Series A, 5.00%, 07/01/27	60	65,914

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 06/01/30 (Call 06/01/27)	$125	$136,979
Series C, 5.00%, 06/01/27	180	197,065
Series D, 5.00%, 06/01/27	130	142,325
State of Florida Lottery Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	198	210,772
Series A, 5.00%, 07/01/27	173	189,477

		5,858,170

Georgia — 2.2%
Athens-Clarke County Unified Government GO, 5.00%, 12/01/27	50	55,356
City of Atlanta GA, 5.00%, 12/01/27	60	66,592
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/27	100	109,524
Series A, 5.00%, 07/01/27	195	213,573
City of Atlanta GA Water & Wastewater Revenue RB
Series B, 5.00%, 11/01/29 (Call 11/01/27)	120	132,876
Series C, 5.00%, 11/01/28 (Call 11/01/27)	225	248,827
County of Columbia GA GO, 5.00%, 01/01/27	45	48,917
Georgia Ports Authority RB, 5.00%, 07/01/27	765	837,228
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	425	464,257
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/27	605	665,931
Metropolitan Atlanta Rapid Transit Authority RB
5.00%, 07/01/27 (Call 07/01/26)	180	193,531
Series A, 5.25%, 07/01/27 (NPFGC)	100	110,506
Series D, 4.00%, 07/01/27	285	301,539
State of Georgia GO
5.00%, 02/01/28 (Call 02/01/27)	300	327,264
5.00%, 07/01/28 (Call 01/01/27)	720	784,833
5.00%, 02/01/29 (Call 02/01/27)	175	191,004
Series A, 5.00%, 02/01/27 (Call 02/01/26)	80	85,303
Series A, 5.00%, 08/01/27	305	336,365
Series C, 5.00%, 07/01/29 (Call 07/01/27)	225	247,896
Series E, 5.00%, 12/01/27 (Call 12/01/26)	175	190,147
Series F, 5.00%, 07/01/27 (Call 01/01/27)	95	103,463

		5,714,932

Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	340	363,634
Series A, 5.00%, 07/01/27 (Call 07/01/25)	285	297,840
City & County of Honolulu HI GO
5.00%, 07/01/27	355	389,253
5.00%, 09/01/27	175	192,625
5.00%, 10/01/27	125	137,857
5.00%, 11/01/27	245	270,726
Series B, 5.00%, 10/01/27 (Call 10/01/25)	150	157,900
Series C, 4.00%, 08/01/27	245	259,859
County of Hawaii HI GO, 5.00%, 09/01/27 (Call 03/01/26)	100	106,257
County of Maui HI, 5.00%, 03/01/27	135	146,959
State of Hawaii GO
5.00%, 04/01/27 (Call 04/01/26)	110	117,055
5.00%, 10/01/27	205	225,904
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	445	478,305
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	220	236,540
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	200	218,067
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	460	505,898

		4,104,679

Security	Par (000)	Value

Idaho — 0.2%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	$435	$474,678

Illinois — 4.3%
Chicago O’Hare International Airport RB
Series A, 5.00%, 01/01/28 (Call 01/01/27)	425	458,826
Series B, 5.00%, 01/01/27 (Call 01/01/25)	275	283,182
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/27	225	240,648
Illinois Finance Authority RB
5.00%, 01/01/27	140	151,778
5.00%, 07/01/27	460	504,766
5.00%, 07/01/29 (Call 01/01/27)	850	921,892
Illinois State Toll Highway Authority RB
5.00%, 01/01/27	385	417,249
Series A, 5.00%, 01/01/27	540	585,232
Series B, 5.00%, 01/01/27	655	709,865
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	132,573
Lake County School District No. 112 North Shore GO, 5.00%, 06/01/27	110	120,116
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/27 (Call 12/01/26)	175	187,294
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	140	149,300
State of Illinois GO
5.00%, 02/01/27	695	736,223
5.00%, 03/01/27	215	228,079
5.00%, 05/01/27	400	425,816
5.00%, 06/01/27 (Call 06/01/26)	100	104,854
5.00%, 10/01/27	1,065	1,140,252
Series A, 5.00%, 03/01/27	345	365,988
Series A, 5.00%, 12/01/27	400	429,351
Series B, 5.00%, 03/01/27	255	270,513
Series B, 5.00%, 09/01/27	160	171,086
Series D, 5.00%, 11/01/27	1,210	1,297,174
Series D, 5.00%, 11/01/28 (Call 11/01/27)	1,000	1,073,533
State of Illinois Sales Tax Revenue RB, Series C, 5.00%, 06/15/27	200	212,797

		11,318,387

Indiana — 0.9%
Indiana Finance Authority, 5.00%, 02/01/27	125	135,933
Indiana Finance Authority RB
5.00%, 02/01/27	370	402,362
5.00%, 10/01/27	500	550,122
Series C, 5.00%, 06/01/27 (Call 12/01/26)	510	552,149
Indiana University RB
4.00%, 08/01/27	100	105,362
5.00%, 08/01/29 (Call 08/01/27)	165	182,111
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/29 (Call 01/15/27)	375	407,483

		2,335,522

Iowa — 0.1%
City of Des Moines IA GO, 5.00%, 06/01/27	135	147,689
Iowa Finance Authority, 5.00%, 08/01/27 (Call 08/01/25)	115	120,303
Iowa Finance Authority RB, 5.00%, 08/01/30 (Call 08/01/27)	125	137,970

		405,962

Kansas — 0.6%
County of Johnson KS GO, 5.00%, 09/01/27	180	198,284
State of Kansas Department of Transportation, 5.00%, 09/01/30 (Call 09/01/27)	150	165,075

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
State of Kansas Department of Transportation RB 5.00%, 09/01/27 (Call 09/01/25)	$710	$745,599
Series A, 5.00%, 09/01/28 (Call 09/01/27)	480	527,785

		1,636,743

Kentucky — 0.1%
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	150	163,102

Louisiana — 1.0%
State of Louisiana, 5.00%, 10/01/29 (Call 10/01/27)	190	211,201
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	250	273,579
State of Louisiana GO
5.00%, 03/01/27	265	288,779
5.00%, 09/01/27 (Call 09/01/26)	240	258,329
5.00%, 04/01/28 (Call 04/01/27)	170	186,396
Series A, 5.00%, 03/01/27	225	245,189
Series B, 5.00%, 08/01/27 (Call 08/01/26)	320	343,946
Series B, 5.00%, 10/01/27	95	104,938
State of Louisiana RB, 5.00%, 09/01/27	585	645,941

		2,558,298

Maine — 0.6%
Maine Municipal Bond Bank RB
5.00%, 11/01/27	465	512,994
5.00%, 11/01/27 (Call 11/01/26)	295	318,119
State of Maine GO, 5.00%, 06/01/27	610	669,072

		1,500,185

Maryland — 4.4%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	120	132,730
City of Baltimore MD RB, Series B, 5.00%, 07/01/31 (Call 01/01/27)	100	108,451
County of Anne Arundel MD, 5.00%, 04/01/27	250	273,200
County of Anne Arundel MD GOL
5.00%, 04/01/27	200	218,560
5.00%, 10/01/27	235	259,895
5.00%, 10/01/28 (Call 10/01/27)	100	110,512
5.00%, 10/01/29 (Call 10/01/27)	255	282,099
County of Baltimore MD GO
5.00%, 02/01/27 (Call 02/01/26)	165	175,485
5.00%, 03/01/27	220	239,909
5.00%, 08/01/27	215	236,835
County of Charles MD GO, 5.00%, 10/01/27	100	110,594
County of Howard MD, 5.00%, 02/15/27	650	708,047
County of Howard MD GO
5.00%, 02/15/30 (Call 02/15/27)	160	174,758
Series B, 5.00%, 02/15/28 (Call 02/15/27)	310	337,672
County of Montgomery MD GO
4.00%, 11/01/27	420	447,085
4.00%, 11/01/28 (Call 11/01/27)	165	175,857
5.00%, 08/01/27	185	203,789
5.00%, 10/01/28 (Call 10/01/27)	115	127,089
Series A, 5.00%, 11/01/27	195	216,089
Series C, 5.00%, 10/01/27	150	165,890
County of Prince George’s MD GO, 3.00%, 09/15/27	50	50,355
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/27	745	819,804
State of Maryland Department of Transportation RB
4.00%, 09/01/27	85	90,167
5.00%, 09/01/27	120	132,449

Security	Par (000)	Value

Maryland (continued)
5.00%, 10/01/27	$450	$497,671
5.00%, 10/01/27 (Call 10/01/26)	290	313,453
5.00%, 12/01/27	90	99,929
5.00%, 12/01/27 (Call 12/01/26)	110	118,736
5.00%, 09/01/28 (Call 09/01/27)	345	380,986
5.00%, 10/01/28 (Call 10/01/27)	175	193,628
5.00%, 09/01/30 (Call 09/01/27)	350	386,233
Series A, 5.00%, 10/01/27	280	309,662
State of Maryland GO
5.00%, 08/01/27	615	676,676
Second Series, 5.00%, 08/01/27	270	297,078
Series A, 5.00%, 03/15/27	360	392,550
Series A, 5.00%, 08/01/27	325	357,593
Series A, 5.00%, 03/15/28 (Call 03/15/27)	570	621,433
Series A, 5.00%, 08/01/28 (Call 08/01/27)	150	164,945
Series A, 5.00%, 08/01/29 (Call 08/01/27)	465	512,233
Washington Suburban Sanitary Commission, 5.00%, 06/01/27 (GTD)	185	202,991
Washington Suburban Sanitary Commission RB 3.00%, 06/01/27 (GTD)	100	101,154
5.00%, 06/15/28 (Call 06/15/27) (GTD)	115	126,238

		11,550,510

Massachusetts — 2.4%
City of Boston MA GO
5.00%, 04/01/27	525	575,158
5.00%, 11/01/27	115	127,800
Series A, 5.00%, 05/01/27	90	98,812
City of Waltham MA GOL, 5.00%, 10/15/27	100	110,608
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27 (Call 06/15/26)	155	166,045
Commonwealth of Massachusetts GOL
5.00%, 01/01/27	185	200,766
5.00%, 05/01/27	105	114,903
5.00%, 09/01/27	535	590,038
Series B, 5.00%, 07/01/27	180	197,741
Series C, 5.00%, 05/01/27	355	388,482
Series D, 5.00%, 07/01/27	455	499,846
Series E, 5.00%, 11/01/27	285	315,566
Series G, 5.00%, 09/01/27	285	314,319
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	110,464
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	555	609,934
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	110	120,962
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/27	720	784,860
5.25%, 08/01/27	20	22,274
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	245	257,499
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00%, 01/01/27	200	216,098
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/27	305	330,993
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	148,713
University of Massachusetts Building Authority RB, 5.00%, 11/01/27	60	66,435

		6,368,316

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.3%
Michigan Finance Authority RB, 5.00%, 12/01/28 (Call 06/01/27)	$275	$299,268
Michigan State Building Authority, 5.00%, 04/15/27 (Call 10/15/25)	210	221,178
Michigan State Building Authority RB, 5.00%, 10/15/27	645	712,276
State of Michigan, 5.00%, 05/01/27	175	191,435
State of Michigan RB, 5.00%, 03/15/27	1,015	1,103,257
State of Michigan Trunk Line Revenue RB, Series B, 5.00%, 11/15/27	440	487,238
University of Michigan RB
5.00%, 04/01/27	95	103,816
Series A, 5.00%, 04/01/29 (Call 04/01/27)	200	218,914
Wayne County Airport Authority RB, 5.00%, 12/01/27 (Call 12/01/25)	200	209,556

		3,546,938

Minnesota — 1.7%
City of Minneapolis MN GO, 5.00%, 12/01/27	75	83,378
County of Hennepin MN GO
5.00%, 12/01/27	330	366,559
5.00%, 12/01/29 (Call 12/01/27)	120	133,872
Metropolitan Council GO
4.00%, 03/01/27 (Call 03/01/26)	200	206,887
5.00%, 12/01/27	160	177,872
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/28 (Call 01/01/27)	100	107,959
Minnesota Public Facilities Authority RB, 5.00%, 03/01/27 (Call 03/01/26)	635	673,486
State of Minnesota, 5.00%, 08/01/27	295	324,835
State of Minnesota GO
5.00%, 08/01/27	445	490,005
5.00%, 10/01/28 (Call 10/01/27)	185	205,019
Series A, 5.00%, 10/01/28 (Call 10/01/27)	460	509,777
Series B, 5.00%, 10/01/28 (Call 10/01/27)	100	110,821
Series D, 5.00%, 08/01/27 (Call 08/01/26)	265	284,488
Series D, 5.00%, 10/01/27	190	210,044
University of Minnesota, 5.00%, 12/01/27	170	188,444
University of Minnesota RB
5.00%, 09/01/27	75	82,683
5.00%, 12/01/28 (Call 12/01/27)	180	199,187
Series B, 5.00%, 12/01/29 (Call 12/01/27)	215	237,980

		4,593,296

Mississippi — 0.8%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	425	468,180
Series A, 5.00%, 10/01/32 (PR 10/01/27)	325	359,429
Series A, 5.00%, 10/01/34 (PR 10/01/27)	1,000	1,105,936
Series C, 5.00%, 10/01/27 (PR 10/01/25)	90	94,804

		2,028,349

Missouri — 0.5%
Metropolitan St Louis Sewer District RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	295	322,227
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	885	974,080
Missouri State Board of Public Buildings RB, 5.00%, 04/01/27 (Call 04/01/26)	100	106,616
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 01/01/27 (Call 07/01/25)	45	47,047

		1,449,970

Montana — 0.1%
State of Montana, 5.00%, 08/01/27	225	248,138

Security	Par (000)	Value

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	$335	$364,516
Nebraska Public Power District RB
5.00%, 01/01/27	175	188,641
Series A, 5.00%, 01/01/27 (Call 01/01/26)	145	153,042
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	54,070
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	640	679,216
Series A, 5.00%, 02/01/30 (Call 12/01/27)	165	183,394
University of Nebraska Facilities Corp. RB (The), 5.00%, 07/15/27	220	241,628

		1,864,507

Nevada — 2.2%
Clark County School District, 5.00%, 06/15/27 (Call 12/15/25)	190	200,042
Clark County School District GOL
5.00%, 06/15/27	125	136,156
5.00%, 06/15/27 (Call 12/15/26)	500	538,071
Series C, 5.00%, 06/15/27 (Call 12/15/25)	315	331,649
County of Clark NV, 5.00%, 07/01/27	150	163,852
County of Clark NV GOL
5.00%, 06/01/27	25	27,401
5.00%, 07/01/27 (Call 07/01/25)	500	522,741
5.00%, 11/01/27	240	265,632
5.00%, 12/01/27	70	77,627
Series B, 5.00%, 11/01/27 (Call 11/01/26)	75	80,852
County of Clark NV Passenger Facility Charge RB, Series C, 5.00%, 07/01/27	305	334,049
County of Clark NV RB
5.00%, 07/01/27	565	618,335
5.00%, 07/01/30 (Call 07/01/27)	85	92,815
County of Washoe NV Gas Tax Revenue RB, 5.00%, 02/01/27	215	232,205
County of Washoe NV RB, 5.00%, 02/01/27	35	37,801
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	153,273
Las Vegas Valley Water District GOL
5.00%, 06/01/27 (Call 06/01/25)	100	104,272
5.00%, 02/01/29 (Call 02/01/27)	85	92,023
Series A, 5.00%, 06/01/27 (Call 06/01/25)	335	349,932
State of Nevada GOL
5.00%, 08/01/27	175	192,550
Series D, 5.00%, 04/01/27 (Call 04/01/25)	405	421,134
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	110,484
5.00%, 12/01/27 (Call 06/01/26)	490	522,598
Washoe County School District/NV GOL
5.00%, 04/01/27	125	135,773
5.00%, 10/01/27	150	164,769

		5,906,036

New Hampshire — 0.4%
New Hampshire Municipal Bond Bank RB
4.00%, 08/15/27 (Call 08/15/26)	200	207,081
5.00%, 08/15/27 (ST INTERCEPT)	80	88,069
State of New Hampshire GO
5.00%, 03/01/27 (Call 03/01/25)	35	36,319
5.00%, 12/01/27	255	283,133
Series B, 4.00%, 12/01/30 (Call 12/01/27)	120	127,379
Series D, 5.00%, 12/01/27	215	238,720

		980,701

New Jersey — 2.4%
County of Essex NJ GO, 4.00%, 08/15/27 (SCH BD RES FD)	115	122,050

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority
5.00%, 11/01/27	$120	$129,681
5.25%, 06/15/27 (Call 06/15/25)	95	99,164
5.25%, 06/15/27 (PR 06/15/25)	105	110,367
New Jersey Economic Development Authority RB
5.00%, 06/15/27	665	713,603
5.00%, 11/01/27	145	156,698
Series A, 4.00%, 11/01/27 (SAP)	260	268,143
Series A, 5.00%, 11/01/27	150	162,101
New Jersey Educational Facilities Authority, 5.00%, 07/01/27	285	313,684
New Jersey Educational Facilities Authority RB, 5.00%, 03/01/27	510	556,738
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/27	175	187,790
Series B, 5.00%, 06/15/27	535	574,102
New Jersey Turnpike Authority RB
5.00%, 01/01/27	365	394,113
5.00%, 01/01/30 (Call 01/01/27)	340	366,917
Series A, 5.00%, 01/01/29 (Call 01/01/27)	210	226,843
Series A, 5.25%, 01/01/27 (AGM)	365	398,609
State of New Jersey GO
5.00%, 06/01/27	10	10,928
5.00%, 06/01/27 (Call 06/01/25)	145	151,793
5.00%, 06/01/28 (Call 06/01/27)	260	283,887
Series A, 5.00%, 06/01/27	1,085	1,185,660

		6,412,871

New Mexico — 0.4%
New Mexico Finance Authority RB
5.00%, 06/01/27	225	247,156
Series A, 5.00%, 06/01/27	35	38,446
State of New Mexico GO, 5.00%, 03/01/27	150	163,288
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/27	530	580,699

		1,029,589

New York — 10.4%
City of New York
5.00%, 08/01/27	80	87,718
5.00%, 08/01/27 (Call 08/01/26)	90	96,531
City of New York NY GO
5.00%, 08/01/27	450	493,416
5.00%, 08/01/27 (Call 02/01/27)	360	392,721
5.00%, 11/01/27	440	485,217
Series 1, 5.00%, 08/01/27	180	197,366
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	300	330,982
Series A, 5.00%, 08/01/27	455	498,898
Series A, 5.00%, 08/01/28 (Call 08/01/27)	495	545,790
Series A-1, 5.00%, 08/01/27	200	219,296
Series C, 5.00%, 08/01/27 (Call 02/01/26)	175	185,484
Series C, 5.00%, 08/01/28 (Call 02/01/27)	440	479,903
County of Nassau NY GOL, 5.00%, 07/01/27 (AGM)	400	441,092
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/27	325	354,269
Series A, 5.00%, 02/15/29 (Call 02/15/27)	220	237,115
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	310	342,159
Metropolitan Transportation Authority, 5.00%, 11/15/27 (Call 11/15/26)	100	106,982
Metropolitan Transportation Authority RB
5.00%, 11/15/27	125	138,513
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	50	52,364

Security	Par (000)	Value

New York (continued)
Series B-2, 5.00%, 11/15/27 (Call 11/15/26)	$180	$192,567
Series C-1, 5.00%, 11/15/27	250	265,384
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	72,445
Series C-2, 0.00%, 11/15/27(a)	375	317,510
Series D, 5.00%, 11/15/27 (Call 11/15/26)	305	319,419
New York City Municipal Water Finance Authority RB 5.00%, 06/15/27 (Call 12/15/25)	750	789,447
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	595	626,295
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/28 (Call 07/15/27) (SAW)	300	330,191
5.00%, 07/15/31 (Call 07/15/27) (SAW)	410	450,156
Series B-1, 5.00%, 07/15/27 (SAW)	235	257,906
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	290	318,676
Series S-3, 5.00%, 07/15/27 (SAW)	345	378,628
Series S-4A, 5.00%, 07/15/27 (SAW)	150	164,621
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/01/30 (Call 05/01/27)	555	604,061
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/27	65	68,268
5.00%, 11/01/27	600	660,856
5.00%, 11/01/27 (Call 05/01/27)	305	330,979
5.00%, 11/01/29 (Call 11/01/27)	190	208,857
5.00%, 08/01/31 (Call 08/01/27)	145	158,423
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	190	207,648
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	275	300,725
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	125	136,753
Series C, 5.00%, 11/01/27 (Call 05/01/25)	540	561,515
Series C, 5.00%, 11/01/29 (Call 05/01/27)	395	429,757
New York City Water & Sewer System RB
5.00%, 06/15/27 (PR 06/15/25)	125	130,488
Series AA, 5.00%, 06/15/27	635	698,701
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	285	312,987
Series FF, 5.00%, 06/15/27 (PR 06/15/25)	80	83,512
New York Power Authority RB, 5.00%, 11/15/27 (AGM)	500	556,177
New York State Dormitory Authority
5.00%, 03/15/27	175	190,217
5.00%, 03/15/27 (ETM)	85	92,800
5.00%, 07/01/27	185	203,928
New York State Dormitory Authority RB
5.00%, 03/15/27	135	147,701
5.00%, 07/01/27	290	318,583
5.00%, 03/15/28 (Call 03/15/27)	220	238,582
5.00%, 03/15/30 (Call 03/15/27)	390	422,978
Series A, 5.00%, 02/15/27 (PR 08/15/26)	140	150,643
Series A, 5.00%, 03/15/27	720	783,207
Series A, 5.00%, 03/15/27 (PR 09/15/26)	90	97,223
Series A, 5.00%, 07/01/27 (Call 07/01/25)	215	224,180
Series A, 5.00%, 02/15/29 (Call 02/15/27)	595	645,971
Series A, 5.00%, 02/15/30 (Call 02/15/27)	535	579,304
Series B, 5.00%, 02/15/27	165	179,762
Series B, 5.00%, 02/15/27 (PR 02/15/25)	135	140,145
Series B, 5.00%, 03/15/27 (PR 09/15/25)	370	389,289
Series B, 5.00%, 02/15/28 (Call 08/15/27)	125	137,235
Series B, 5.00%, 02/15/31 (Call 08/15/27)	270	295,480
Series D, 5.00%, 02/15/27 (PR 08/15/26)	340	365,847
Series E, 5.00%, 03/15/27	450	492,337
New York State Environmental Facilities Corp. RB 5.00%, 06/15/27	260	285,440

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 06/15/27 (Call 06/15/26)	$130	$138,975
5.00%, 10/15/27	150	165,979
5.00%, 06/15/29 (Call 06/15/27)	905	993,549
New York State Thruway Authority RB, 5.00%, 01/01/27	155	168,040
New York State Urban Development Corp. RB
5.00%, 03/15/27	190	206,302
Series A, 5.00%, 03/15/27	75	81,723
Series A, 5.00%, 03/15/27 (PR 03/15/26)	625	663,917
Series A, 5.00%, 03/15/28 (Call 03/15/27)	710	770,243
Series A, 5.00%, 03/15/29 (Call 03/15/27)	320	347,557
Series C, 5.00%, 03/15/31 (Call 09/15/27)	150	164,545
Port Authority of New York & New Jersey RB, 4.00%, 12/01/27	85	90,411
State of New York GO, Series A, 5.00%, 03/01/27	55	60,104
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/27 (Call 08/15/27)	365	402,911
Series B, 5.00%, 11/15/27 (Call 05/15/27)	330	360,918
Series C-1, 5.00%, 11/15/27	400	442,039
Utility Debt Securitization Authority RB, 5.00%, 06/15/27 (Call 06/15/25)	335	350,032

		27,406,865

North Carolina — 2.7%
City of Charlotte NC GO
5.00%, 06/01/27	145	159,278
Series A, 5.00%, 06/01/27	425	466,850
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/27	120	131,928
5.00%, 07/01/27 (Call 07/01/25)	795	833,285
County of Forsyth NC RB, 5.00%, 04/01/27	120	130,808
County of Guilford NC, 5.00%, 03/01/27	100	109,164
County of Guilford NC GO
Series B, 5.00%, 05/01/27	175	191,854
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	109,948
County of Johnston NC GO, 5.00%, 02/01/27	95	103,132
County of Mecklenburg NC GO
4.00%, 04/01/30 (Call 04/01/27)	160	168,504
5.00%, 03/01/27	220	240,162
Series A, 5.00%, 04/01/27	135	147,686
Series A, 5.00%, 04/01/28 (Call 04/01/27)	340	373,059
County of Union NC Enterprise System Revenue RB, 5.00%, 06/01/27	200	218,880
County of Wake NC, 5.00%, 08/01/27	695	765,289
County of Wake NC GO, 5.00%, 04/01/27	175	191,445
County of Wake NC RB
5.00%, 03/01/27	160	174,418
5.00%, 09/01/27	40	44,132
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	110	119,416
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	120	126,892
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	125	134,211
Series B, 5.00%, 06/01/27	195	213,963
State of North Carolina RB
5.00%, 03/01/27	360	390,931
5.00%, 05/01/30 (Call 05/01/27)	270	295,704
Series B, 5.00%, 05/01/27	515	561,523
Series B, 5.00%, 05/01/28 (Call 05/01/27)	485	529,956
Town of Cary NC GO, 5.00%, 09/01/27	125	138,130

		7,070,548

Security	Par (000)	Value

Ohio — 3.0%
City of Columbus OH GO
4.00%, 04/01/31 (Call 10/01/27)	$115	$120,860
5.00%, 04/01/27	125	136,503
5.00%, 07/01/27 (Call 07/01/26)	565	604,807
5.00%, 04/01/28 (Call 10/01/27)	310	341,884
Series 3, 5.00%, 02/15/27	280	304,793
Series A, 5.00%, 04/01/27	60	65,521
City of Columbus OH GOL
Series 4, 5.00%, 02/15/27	85	92,527
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	130,626
County of Hamilton OH Sales Tax Revenue RB, 5.00%, 12/01/27	295	324,588
Ohio State University (The) RB, Series A, 5.00%, 12/01/27	450	498,205
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/27	80	86,963
Series A, 5.00%, 02/15/30 (Call 02/15/27)	200	217,332
Ohio Water Development Authority
5.00%, 06/01/27	135	147,963
5.00%, 12/01/27 (Call 12/01/26)	325	352,091
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	50	54,132
Series A, 5.00%, 12/01/27	320	354,279
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/27 (Call 06/01/27)	130	142,695
5.00%, 12/01/30 (Call 06/01/27)	255	279,175
Series A, 5.00%, 06/01/29 (Call 06/01/27)	245	268,426
Series A, 5.00%, 12/01/29 (Call 06/01/27)	420	460,160
Series B, 5.00%, 06/01/27 (Call 12/01/25)	310	327,452
Series B, 5.00%, 12/01/27	170	188,211
State of Ohio GO
5.00%, 03/01/27	135	147,114
5.00%, 03/15/27	190	207,253
5.00%, 06/15/27	300	329,230
5.00%, 09/01/27	170	187,489
Series C, 5.00%, 08/01/27	145	159,603
Series T, 5.00%, 05/01/30 (Call 05/01/27)	285	311,312
Series U, 5.00%, 05/01/27	295	322,823
State of Ohio RB
5.00%, 02/01/27 (Call 02/01/26)	330	348,872
5.00%, 12/01/27 (Call 12/01/26)	255	275,077
Series B, 5.00%, 10/01/27	35	38,293

		7,826,259

Oklahoma — 0.3%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	430	463,092
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	114,163
Series E, 5.00%, 01/01/27	120	129,528
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	106,575

		813,358

Oregon — 1.9%
City of Portland OR GOL, 5.00%, 06/01/27	625	685,779
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/27 (Call 06/01/25)	165	172,218
5.00%, 06/15/27 (Call 06/15/26)	100	106,811
Series A, 5.00%, 05/01/27 (Call 05/01/26)	580	618,445
County of Multnomah OR GO, Series A, 5.00%, 06/15/27	315	345,692

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
County of Multnomah OR GOL, 5.00%, 06/01/29 (Call 06/01/27)	$245	$268,128
Hillsboro School District No.1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	175	191,476
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	130	135,105
Portland Community College District GO, 5.00%, 06/15/27 (Call 06/15/26)	330	352,884
State of Oregon, 5.00%, 11/01/27	60	66,354
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	350	383,498
Series B, 5.00%, 11/15/29 (Call 05/15/27)	225	246,082
State of Oregon GO
5.00%, 05/01/27	370	404,454
5.00%, 05/01/27 (Call 05/01/26)	200	213,376
5.00%, 06/01/27	120	131,425
5.00%, 08/01/27 (Call 08/01/25)	250	261,919
Series I, 5.00%, 08/01/28 (Call 08/01/27)	245	269,052
Series L, 5.00%, 08/01/30 (Call 08/01/27)	90	98,645

		4,951,343

Pennsylvania — 2.5%
Allegheny County Higher Education Building Authority RB, 5.00%, 08/01/27	75	82,553
City of Philadelphia PA GO
Series A, 5.00%, 08/01/27 (Call 08/01/25)	380	397,101
Series B, 5.00%, 08/01/27 (Call 08/01/25)	210	219,451
Commonwealth of Pennsylvania GO
5.00%, 07/15/27	655	717,475
5.00%, 10/01/27	200	220,131
5.00%, 01/15/28 (Call 01/15/27)	550	596,099
First Series, 5.00%, 01/01/27	365	394,776
First Series, 5.00%, 02/01/27 (Call 02/01/26)	175	185,437
First Series, 5.00%, 09/15/27 (Call 09/15/26)	345	370,551
First Series, 5.00%, 01/01/28 (Call 01/01/27)	905	980,321
Second Series, 5.00%, 01/15/27	100	108,259
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	255	273,885
County of Northampton PA GO, 4.00%, 10/01/27 (Call 04/01/26)	150	155,629
Lower Merion School District GOL, 5.00%, 11/15/27 (SAW)	290	321,397
Pennsylvania State University (The), 4.00%, 09/01/27 (Call 09/01/26)	310	322,452
Pennsylvania State University (The) RB, 5.25%, 08/15/27	125	138,602
Pennsylvania Turnpike Commission RB
5.00%, 06/01/27	130	140,437
5.00%, 06/01/27 (Call 12/01/25)	100	105,033
5.00%, 06/01/27 (Call 06/01/26)	320	339,573
Series A2, 5.00%, 12/01/27	140	154,423
Series A2, 5.00%, 12/01/29 (Call 12/01/27)	295	322,918
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	125	138,246

		6,684,749

Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	370	391,897
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	375	416,248
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	55,470

Security	Par (000)	Value

Rhode Island (continued)
State of Rhode Island GO
5.00%, 01/15/27	$175	$189,904
5.00%, 08/01/27	110	120,938
Series B, 5.00%, 08/01/28 (Call 08/01/27)	650	716,142
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	27,592

		1,918,191

South Carolina — 0.6%
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/27	125	135,881
5.00%, 01/01/30 (Call 01/01/27)	100	109,306
City of Columbia SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/27	115	124,844
County of Charleston SC, 4.00%, 11/01/28 (Call 11/01/27) (SAW)	200	213,161
State of South Carolina GO
5.00%, 04/01/27 (SAW)	365	398,872
5.00%, 04/01/30 (Call 10/01/27) (SAW)	440	487,367
Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	84,760

		1,554,191

Tennessee — 2.4%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/27	140	151,723
City of Franklin TN GO, 5.00%, 06/01/27	235	258,141
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	145	160,655
City of Memphis TN GO, 5.00%, 05/01/27	480	523,933
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	106,756
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	220	240,674
County of Montgomery TN GO, 5.00%, 04/01/27	175	191,172
County of Rutherford, 5.00%, 04/01/27	210	229,652
County of Shelby TN GO
5.00%, 04/01/27	210	228,915
5.00%, 04/01/29 (Call 04/01/27)	310	338,469
Series A, 5.00%, 04/01/27	140	152,610
County of Williamson TN GO, 5.00%, 05/01/27	500	547,157
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/27	150	163,693
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	315	332,386
5.00%, 01/01/27 (Call 07/01/26)	410	438,424
5.00%, 07/01/27	145	158,991
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/27)	245	268,422
Series B, 5.00%, 07/01/30 (Call 07/01/27)	195	213,642
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, 5.00%, 07/01/31 (Call 07/01/27)	180	197,180
State of Tennessee GO
Series A, 5.00%, 11/01/27	155	171,693
Series B, 5.00%, 08/01/27 (Call 08/01/26)	265	285,652
Tennessee State School Bond Authority RB
5.00%, 11/01/30 (Call 11/01/27) (ST INTERCEPT)	125	138,134
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	445	492,725
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT).	220	243,199

		6,233,998

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 8.5%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	$175	$192,342
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	155	167,597
Arlington Independent School District/TX, 5.00%, 02/15/27 (PSF)	125	135,927
Austin Community College District RB, 5.00%, 02/01/27 (Call 02/01/26)	55	58,285
Austin Independent School District, 5.00%, 08/01/27 (PSF)	230	252,969
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	565	621,423
Board of Regents of the University of Texas System RB
5.00%, 08/15/27 (Call 08/15/26)	120	129,379
Series E, 5.00%, 08/15/27	325	356,811
City of Austin TX, 5.00%, 09/01/27	195	215,483
City of Austin TX GOL
5.00%, 09/01/27	75	82,878
5.00%, 09/01/28 (Call 09/01/27)	110	121,903
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	200	220,568
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	166,443
City of Fort Worth Water & Sewer System Revenue, 5.00%, 02/15/27	160	173,505
City of Houston Combined Utility System Revenue, 0.00%, 12/01/27 (AGM)(a)	215	186,076
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	131,587
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	108,962
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	110	119,048
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	81,169
City of San Antonio TX GOL
5.00%, 08/01/27	60	65,916
5.00%, 08/01/28 (Call 08/01/27)	150	164,945
Clear Creek Independent School District RB, 5.00%, 02/15/27 (PSF)	115	124,923
College Station Independent School District GO, 5.00%, 08/15/27 (Call 08/15/26)	105	112,691
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (PSF)	120	127,342
5.00%, 02/15/30 (Call 02/15/27) (PSF)	145	157,498
Series A, 5.00%, 02/15/27 (PSF)	570	619,397
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	305	321,695
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/27	125	135,316
5.00%, 02/15/27 (PSF)	195	211,093
5.00%, 02/15/27 (Call 02/15/26) (PSF)	625	663,069
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	355	393,353
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/27	185	203,187
Dallas Independent School District GO, 5.00%, 02/15/27 (PSF)	100	108,779
Fort Bend Independent School District GO
4.00%, 08/15/31 (Call 08/15/27) (PSF)	135	141,781
5.00%, 08/15/30 (Call 08/15/27) (PSF)	115	126,445
Fort Worth Independent School District GO, 5.00%, 02/15/27 (Call 02/15/25) (PSF)	100	103,888

Security	Par (000)	Value

Texas (continued)
Frisco Independent School District GO, 4.00%, 08/15/29 (Call 02/15/27) (PSF)	$155	$162,570
Garland Independent School District GO, 5.00%, 02/15/27 (Call 02/15/25) (PSF)	160	165,654
Harris County Flood Control District RB, 5.00%, 10/01/27 (Call 10/01/25)	350	366,426
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/27	415	455,620
Katy Independent School District GO, 5.00%, 02/15/27 (PSF)	105	113,902
Leander Independent School District GO, 0.00%, 08/15/27 (Call 08/15/25)(a)	150	129,648
Lewisville Independent School District, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	200	214,584
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	285	292,610
Lone Star College System GOL, 5.00%, 08/15/28 (Call 02/15/27)	125	135,752
Mesquite Independent School District GO, 5.00%, 08/15/29 (Call 08/15/27) (PSF)	215	237,030
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	235	256,234
North Texas Municipal Water District, 5.00%, 06/01/27	100	109,602
North Texas Municipal Water District RB, 5.00%, 06/01/27 (Call 06/01/26)	150	159,294
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	70	76,722
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/27	405	445,090
5.00%, 09/01/27 (Call 09/01/25)	120	125,629
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	310	323,901
Series B, 5.00%, 01/01/27 (Call 01/01/26)	445	464,955
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (PSF)	100	109,788
Northside Independent School District RB, 5.00%, 08/15/27 (PSF)	225	247,023
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27) (PSF)	145	159,502
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	25	26,191
Permanent University Fund - University of Texas System RB
5.00%, 07/01/27	250	274,018
5.00%, 07/01/27 (Call 07/01/26)	130	138,467
Permanent University Fund-Texas A&M University System, 5.00%, 07/01/27 (Call 07/01/25)	525	550,007
Plano Independent School District RB, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	160	169,348
Prosper Independent School District GO, 5.00%, 02/15/27 (PSF)	105	114,100
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	1,035	1,134,419
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	60	65,975
San Antonio Water System, 5.00%, 05/15/27 (Call 11/15/26)	255	274,898
San Antonio Water System RB
5.00%, 05/15/27	50	54,484
Series A, 5.00%, 05/15/27	170	185,246
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	278,676

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	$130	$143,160
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	155	165,918
State of Texas GO
5.00%, 10/01/27	230	252,345
5.00%, 10/01/30 (Call 10/01/27)	100	110,189
Series A, 5.00%, 04/01/27 (Call 04/01/26)	60	63,124
Series A, 5.00%, 10/01/30 (Call 10/01/27)	135	148,756
Series B, 5.00%, 10/01/29 (Call 10/01/27)	290	319,541
Series B, 5.00%, 10/01/30 (Call 10/01/27)	445	490,343
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	104,117
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	150	155,192
5.00%, 05/15/27	230	251,828
Series C, 5.00%, 05/15/28 (Call 05/15/27)	255	278,059
Series E, 4.00%, 05/15/27 (Call 05/15/26)	130	134,385
Texas Public Finance Authority RB, 5.00%, 02/01/27	200	216,673
Texas State University System RB
5.00%, 03/15/27	625	679,105
Series A, 5.00%, 03/15/27 (Call 03/15/25)	260	268,953
Series A, 5.00%, 03/15/30 (Call 03/15/27)	300	325,713
Texas Tech University System RB, 5.00%, 02/15/27	175	189,902
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/27 (Call 10/01/26)	100	106,776
Texas Water Development Board RB
5.00%, 04/15/27	130	141,439
5.00%, 04/15/27 (Call 10/15/25)	85	89,373
5.00%, 08/01/27	150	164,283
5.00%, 10/15/27 (Call 10/15/25)	125	131,462
5.00%, 04/15/28 (Call 10/15/27)	450	495,336
5.00%, 08/01/29 (Call 08/01/27)	110	120,940
5.00%, 08/01/30 (Call 08/01/27)	410	449,934
5.00%, 08/01/31 (Call 08/01/27)	85	93,083
Series A, 5.00%, 10/15/27	150	165,047
University of North Texas System RB
Series A, 5.00%, 04/15/27	60	65,279
Series A, 5.00%, 04/15/30 (Call 04/15/27)	605	658,880

		22,300,173

Utah — 1.1%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	290	316,669
Canyons School District Local Building Authority RB, 5.00%, 06/15/27	460	504,819
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	250	274,725
City of Salt Lake City Public Utilities Revenue, 5.00%, 02/01/27	105	114,184
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	130	142,867
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	135	146,506
State of Utah, 5.00%, 07/01/27	250	275,474
State of Utah GO
5.00%, 07/01/28 (Call 07/01/27)	330	361,841
5.00%, 07/01/29 (Call 07/01/27)	140	153,508
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	175	192,254
Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	62,834

Security	Par (000)	Value

Utah (continued)
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	$250	$271,956

		2,817,637

Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	110,301

Virginia — 3.4%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	191,345
City of Norfolk VA, 5.00%, 09/01/31 (PR 03/01/27)	270	295,054
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	90	94,172
City of Richmond VA, 5.00%, 07/15/28 (Call 07/15/27)	125	137,790
City of Richmond VA GO
5.00%, 03/01/27	185	201,671
5.00%, 07/15/27	60	65,999
City of Virginia Beach VA GO, 5.00%, 07/15/27 (SAW)	260	286,543
County of Arlington VA GO, 5.00%, 06/15/27	155	170,357
County of Fairfax VA GO, 4.00%, 10/01/27	375	397,839
County of Henrico VA GO
5.00%, 08/01/27	55	60,586
Series A, 5.00%, 08/01/27 (SAW)	65	71,601
County of Loudoun VA GO
5.00%, 12/01/27	90	99,929
Series A, 5.00%, 12/01/27 (SAW)	570	632,885
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/27	265	288,449
Hampton Roads Sanitation District RB
5.00%, 10/01/28 (Call 10/01/27)	205	226,911
Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	232,781
Virginia College Building Authority, 5.00%, 02/01/27	270	293,011
Virginia College Building Authority RB
5.00%, 02/01/27	505	548,040
5.00%, 09/01/27	50	55,057
Series A, 5.00%, 09/01/27	125	137,643
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	355	381,171
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	5	5,369
Series C, 5.00%, 02/01/30 (Call 02/01/27)	205	222,038
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	55	59,165
5.00%, 09/15/27	160	176,345
5.00%, 09/15/27 (Call 09/15/26)	110	118,441
5.00%, 05/15/31 (Call 11/15/27)	165	181,721
Series A, 5.00%, 05/15/27	390	426,542
Series A, 5.00%, 05/15/29 (Call 11/15/27)	320	353,150
Series A, 5.00%, 05/15/30 (Call 11/15/27)	350	385,507
Virginia Public Building Authority RB
4.00%, 08/01/31 (Call 08/01/27)	195	205,997
4.00%, 08/01/31 (PR 08/01/27)	70	74,013
5.00%, 08/01/27 (Call 08/01/26)	180	193,179
5.00%, 08/01/29 (Call 08/01/27)	325	358,150
Series A, 4.00%, 08/01/27	60	63,539
Virginia Public School Authority
5.00%, 08/01/27	340	374,675
5.00%, 10/01/27 (SAW)	110	121,701
Virginia Public School Authority RB
4.00%, 02/01/29 (Call 02/01/27)	370	389,036
5.00%, 08/01/27 (SAW)	105	115,708

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Resources Authority RB
5.00%, 11/01/27	$60	$66,462
5.00%, 11/01/27 (Call 11/01/25)	110	115,425

		8,874,997

Washington — 4.5%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/27	520	575,069
Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	100	107,872
City of Seattle GO, 5.00%, 06/01/27 (Call 06/01/25)	170	177,437
City of Seattle Municipal Light & Power Revenue, 5.00%, 09/01/27	170	187,121
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/27 (Call 04/01/26)	145	154,300
City of Seattle WA GOL
5.00%, 12/01/27	85	94,495
Series A, 5.00%, 05/01/27	305	334,375
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 07/01/27	205	224,780
Series B, 5.00%, 04/01/27 (Call 04/01/26)	340	361,709
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/27 (GTD)	155	171,958
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	270	279,000
5.00%, 12/01/27	120	132,964
Series E, 5.00%, 12/01/27 (Call 12/01/25)	160	168,844
County of King WA Sewer Revenue RB
5.00%, 07/01/27 (Call 01/01/26)	55	58,152
Series B, 5.00%, 07/01/27 (Call 07/01/26)	530	567,008
Energy Northwest RB
Series A, 5.00%, 07/01/27	150	164,473
Series A, 5.00%, 07/01/27 (Call 07/01/26)	125	134,043
Series A, 5.00%, 07/01/28 (Call 07/01/27)	705	773,213
Series A, 5.00%, 07/01/29 (Call 07/01/27)	330	361,157
Series C, 5.00%, 07/01/27	425	466,007
King County School District No. 405 Bellevue GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	255	275,711
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/27 (GTD)	490	520,323
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	80	88,679
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	190	209,833
Port of Seattle WA, 5.00%, 01/01/29 (Call 01/01/27)	200	216,680
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	240	253,334
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	160	176,702
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	220	243,366
State of Washington, 5.00%, 07/01/27	455	498,902
State of Washington COP, Series B, 5.00%, 07/01/27	160	175,106
State of Washington GO
5.00%, 02/01/27	550	597,080
5.00%, 02/01/27 (Call 02/01/25)	105	108,571
5.00%, 07/01/27 (Call 01/01/25)	315	325,656
5.00%, 08/01/27	160	175,775
5.00%, 08/01/27 (Call 08/01/26)	165	176,814
5.00%, 08/01/30 (Call 08/01/27)	105	114,997
Series A, 5.00%, 08/01/31 (Call 08/01/27)	135	147,626
Series D, 5.00%, 02/01/27	100	108,560
Series E, 5.00%, 07/01/27 (Call 01/01/25)	130	134,397

Security	Par (000)	Value

Washington (continued)
Series R, 5.00%, 08/01/27	$370	$406,479
Series R, 5.00%, 08/01/27 (Call 08/01/26)	345	369,704
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	445	487,933
University of Washington, 5.00%, 04/01/27	295	320,882
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	95	99,097
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	70	72,405

		11,798,589

West Virginia — 0.6%
State of West Virginia GO
Series A, 5.00%, 06/01/27	315	345,376
Series A, 5.00%, 12/01/27	155	171,958
West Virginia Commissioner of Highways RB
5.00%, 09/01/27	210	229,077
5.00%, 09/01/29 (Call 09/01/27)	210	228,754
Series A, 5.00%, 09/01/29 (Call 09/01/27)	295	321,345
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	275	287,272

		1,583,782

Wisconsin — 2.3%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	160,619
State of Wisconsin
4.00%, 05/01/27 (Call 05/01/26)	265	274,424
5.00%, 11/01/30 (Call 05/01/27)	290	317,596
State of Wisconsin GO
4.00%, 05/01/28 (Call 05/01/27)	145	152,793
5.00%, 05/01/27	100	109,352
5.00%, 05/01/27 (Call 05/01/25)	295	308,039
5.00%, 11/01/27 (Call 05/01/27)	250	273,576
5.00%, 11/01/28 (Call 05/01/27)	250	274,274
5.00%, 11/01/29 (Call 05/01/27)	160	175,224
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	180	186,505
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	430	458,758
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	40	43,772
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	395	432,588
State of Wisconsin RB
Series A, 5.00%, 05/01/27	460	501,920
Series A, 5.00%, 05/01/29 (PR 05/01/27)	460	501,920
Wisconsin Department of Transportation, 5.00%, 07/01/29 (Call 07/01/27)	265	291,856
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	145	158,810
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	240	263,817
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	690	759,979
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	390	429,493

		6,075,315

Total Long-Term Investments — 98.6% (Cost: $263,410,065)		260,077,035

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 3.27%(b)(c)	574	$574,209

Total Short-Term Securities — 0.2% (Cost: $574,204)		574,209

Total Investments — 98.8% (Cost: $263,984,269)		260,651,244

Other Assets Less Liabilities — 1.2%		3,033,538

Net Assets — 100.0%		$263,684,782

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,191,388	$—	$(616,933	)(a)	$(251)	$5	$574,209	574	$13,277	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments

Municipal Debt Obligations	$—	$260,077,035	$—	$260,077,035
Short-Term Securities

Money Market Funds	574,209	—	—	574,209

	$574,209	$260,077,035	$—	$260,651,244

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$99,337
Alabama Highway Finance Corp. RB, Series A, 5.00%, 08/01/28	100	111,121
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	525	593,579
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	80	88,542
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	45	46,603
Series A, 5.00%, 11/01/29 (Call 11/01/28)	165	186,383
Series A, 5.00%, 11/01/32 (Call 11/01/28)	170	191,828
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	285	320,982

		1,638,375

Arizona — 1.5%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	130	145,879
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	106,983
Series A, 5.00%, 07/01/29 (Call 07/01/28)	210	235,651
Series D, 5.00%, 07/01/28 (Call 07/01/27)	290	316,496
Maricopa County Unified School District No 80 Chandler GO, 5.00%, 07/01/28	90	100,990
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	95	104,087
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	415	461,634
5.00%, 01/01/30 (Call 01/01/28)	105	116,806
5.00%, 01/01/31 (Call 01/01/28)	150	166,793
Series A, 5.00%, 01/01/28 (Call 01/01/27)	210	228,050
State of Arizona COP, Series A, 5.00%, 10/01/28	200	226,346
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	168,395
University of Arizona (The) RB, 5.00%, 06/01/28 (Call 06/01/26)	150	159,476

		2,537,586

California — 13.6%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	30,347
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28	200	227,872
5.00%, 10/01/28 (Call 04/01/26)	160	172,335
5.00%, 10/01/28 (Call 04/01/27)	255	281,117
5.00%, 10/01/28 (Call 04/01/28)	80	90,175
5.00%, 10/01/32 (Call 04/01/28)	150	168,899
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	52,197
5.00%, 05/01/28	25	27,924
5.00%, 09/01/28 (Call 09/01/27)	240	264,929
Series B, 5.00%, 05/01/28	100	111,694
Series C, 5.00%, 11/01/28	165	186,372
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	27,128
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	84,815
Series G, 5.00%, 10/01/28 (Call 10/01/27)	85	94,010
California State University RB
5.00%, 11/01/28 (Call 05/01/27)	45	49,622
5.00%, 11/01/31 (Call 11/01/28)	185	210,640
Series A, 5.00%, 11/01/28 (Call 05/01/26)	440	473,874

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/30 (Call 11/01/28)	$95	$108,204
Campbell Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	100	108,493
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	56,718
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/30 (Call 06/01/28)	80	90,490
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	169,646
Series A, 5.00%, 06/01/32 (Call 06/01/28)	140	158,247
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	28,149
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	125	141,685
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	130	147,549
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	180	195,951
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	455	393,086
Series D, 5.00%, 08/01/28 (Call 08/01/27)	105	116,355
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/28 (Call 03/01/27)	55	60,436
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	55	60,794
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/28 (Call 06/01/27)	110	121,588
El Camino Community College District Foundation (The) GO
0.00%, 08/01/28(a)	1,000	865,716
5.00%, 08/01/28 (Call 08/01/26)	85	92,108
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	100	106,702
Long Beach Community College District GO, 5.00%, 08/01/28 (Call 08/01/27)	145	160,310
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	175	189,690
Los Angeles Community College District/CA GO
4.00%, 08/01/28 (Call 08/01/26)	35	36,782
Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	44,429
Los Angeles County Facilities Inc. RB, 5.00%, 12/01/31 (Call 12/01/28)	300	340,130
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28	665	749,894
Series A, 5.00%, 06/01/28 (Call 06/01/26)	205	221,358
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	110,676
Series B, 5.00%, 07/01/32 (Call 07/01/28)	290	327,752
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 07/01/28	95	107,438
Los Angeles Department of Water & Power RB
5.00%, 07/01/28	100	112,884
5.00%, 07/01/28 (Call 01/01/27)	55	60,114
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	155	173,399
Series C, 5.00%, 07/01/28 (Call 07/01/27)	25	27,627
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	113,157
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/28	160	180,948
5.00%, 07/01/28 (Call 01/01/26)	40	42,746
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	135	144,340

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/31 (Call 01/01/28)	$65	$72,878
Series B, 5.00%, 07/01/31 (Call 07/01/28)	100	113,346
Series B, 5.00%, 07/01/32 (Call 07/01/28)	230	260,540
Los Angeles Unified School District/CA GO
5.00%, 07/01/28	85	95,996
5.00%, 07/01/29 (Call 01/01/28)	235	262,619
Series B, 5.00%, 07/01/28 (Call 07/01/26)	30	32,366
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	225	251,437
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	170	189,914
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	145	161,601
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	111,750
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	180	200,717
Metropolitan Water District of Southern California RB
5.00%, 07/01/28	20	22,629
5.00%, 01/01/31 (Call 07/01/28)	115	130,424
Series B, 5.00%, 09/01/28	460	522,551
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	140	118,842
Newport Mesa Unified School District GO
0.00%, 08/01/28 (NPFGC)(a)	675	585,267
5.00%, 08/01/28 (Call 08/01/27)	65	72,169
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	268,780
Orange County Sanitation District RB, 5.00%, 02/01/28	30	33,656
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	103,221
Sacramento Municipal Utility District RB, 5.00%, 08/15/28	20	22,685
San Diego Community College District GO
4.00%, 08/01/28 (Call 08/01/26)	115	120,818
5.00%, 08/01/28 (Call 08/01/26)	425	460,121
San Diego County Water Authority RB, Series S1, 5.00%, 05/01/28 (Call 03/15/28)	45	50,442
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	55,622
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	75	78,689
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/28	320	363,198
5.00%, 10/01/31 (Call 04/01/28)	130	146,279
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	42,529
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	170	147,324
San Juan Unified School District GO, 4.00%, 08/01/28 (Call 08/01/26)	40	41,997
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	68,793
San Mateo County Community College District GO
0.00%, 09/01/28(a)	140	121,099
Series B, 5.00%, 09/01/28	70	79,556
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 06/01/28	125	141,214
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/28 (Call 08/01/26)	180	189,106
Southern California Public Power Authority RB, 5.00%, 07/01/28	115	129,519
State of California Department of Water Resources RB
5.00%, 12/01/28	100	114,340
5.00%, 12/01/28 (Call 06/01/26)	50	54,006
5.00%, 12/01/28 (Call 12/01/27)	215	240,485

Security	Par (000)	Value

California (continued)
5.00%, 12/01/29 (Call 12/01/28)	$130	$148,835
5.00%, 12/01/30 (Call 12/01/28)	170	194,630
5.00%, 12/01/31 (Call 12/01/28)	70	80,111
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	120	131,112
Series BA, 5.00%, 12/01/28	175	200,095
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	150	156,808
5.00%, 04/01/28	835	931,241
5.00%, 08/01/28	520	584,324
5.00%, 08/01/28 (Call 08/01/27)	375	412,999
5.00%, 09/01/28 (Call 09/01/26)	535	578,074
5.00%, 10/01/28	925	1,043,344
5.00%, 11/01/28	220	248,617
5.00%, 08/01/29 (Call 08/01/28)	685	771,378
5.00%, 08/01/30 (Call 08/01/28)	200	225,235
5.00%, 10/01/30 (Call 10/01/28)	310	350,277
5.00%, 11/01/31 (Call 11/01/28)	100	113,087
5.00%, 11/01/32 (Call 11/01/28)	400	451,799
Series C, 5.00%, 08/01/28 (Call 08/01/26)	440	474,499
University of California RB
5.00%, 05/15/28	330	372,409
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	110	124,460
Series O, 5.00%, 05/15/30 (Call 05/15/28)	105	118,602
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	225	191,479

		22,901,481

Colorado — 1.5%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	121,753
Series C, 5.00%, 03/01/29 (Call 03/01/28)	240	265,686
Board of Water Commissioners City & County of Denver (The) RB, 2.25%, 09/15/28 (Call 09/15/26)	30	29,694
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/32 (Call 12/01/28)	225	250,798
City & County of Denver Co. GO, 5.00%, 08/01/28	245	276,228
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/28 (Call 08/01/26)	55	58,974
Colorado Health Facilities Authority, 5.00%, 11/01/28	250	273,364
Denver City & County School District No. 1 GO
5.00%, 12/01/28 (Call 12/01/26) (SAW)	210	227,056
Series B, 4.00%, 12/01/28 (SAW)	270	292,568
E-470 Public Highway Authority RB, 0.00%, 09/01/28 (NPFGC)(a)	180	151,929
Regional Transportation District Sales Tax Revenue RB, 5.00%, 11/01/28	290	327,086
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	130	145,389
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	95	106,280

		2,526,805

Connecticut — 2.1%
City of Danbury CT GO, 4.00%, 11/01/28 (Call 11/01/26)	45	47,099
State of Connecticut, 5.00%, 04/15/28	215	239,259
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	150	164,442
State of Connecticut GO
5.00%, 09/15/28	100	112,307
5.00%, 04/15/31 (Call 04/15/28)	100	111,107
Series 2021 A, 4.00%, 01/15/28	100	105,907
Series A, 4.00%, 01/15/28	115	121,793

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 04/15/28	$345	$383,927
Series C, 5.00%, 06/15/28	145	161,954
Series E, 5.00%, 09/15/28	75	84,230
Series E, 5.00%, 09/15/30 (Call 09/15/28)	240	268,759
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	229,502
State of Connecticut Special Tax Revenue RB
5.00%, 07/01/28	115	128,747
5.00%, 10/01/32 (Call 10/01/28)	50	56,009
Series A, 5.00%, 01/01/28	125	138,367
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	134,483
Series A, 5.00%, 01/01/29 (Call 01/01/28)	350	387,538
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	53,793
Series D, 5.00%, 11/01/28	305	344,005
University of Connecticut GO, 5.00%, 04/15/30 (Call 04/15/28)	165	183,179
University of Connecticut RB, 5.00%, 11/01/30 (Call 11/01/28)	150	168,212

		3,624,619

Delaware — 0.8%
County of New Castle DE GO, 5.00%, 10/01/28	150	170,086
Delaware Transportation Authority RB, 5.00%, 07/01/28	230	258,800
State of Delaware GO
5.00%, 02/01/28	50	55,879
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	14,640
Series A, 5.00%, 01/01/28	400	446,129
Series A, 5.00%, 01/01/29 (Call 01/01/28)	175	195,483
Series A, 5.00%, 02/01/32 (Call 02/01/28)	125	139,826

		1,280,843

District of Columbia — 1.7%
District of Columbia GO
5.00%, 02/01/28	120	133,596
5.00%, 06/01/28 (Call 06/01/26)	100	106,744
5.00%, 06/01/32 (Call 06/01/28)	170	191,028
Series A, 5.00%, 06/01/28	185	207,486
Series A, 5.00%, 10/15/28	75	84,834
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	91,722
Series D, 5.00%, 06/01/28 (Call 06/01/27)	185	203,351
District of Columbia RB
5.00%, 05/01/28	95	106,346
5.00%, 12/01/28	465	522,078
Series C, 5.00%, 10/01/28	570	644,160
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/29 (Call 04/01/28)	100	111,810
Series B, 5.00%, 10/01/28	150	169,597
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	27,384
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	72,519
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	66,674
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/28 (Call 07/01/27)	130	142,146

		2,881,475

Florida — 2.7%
Central Florida Expressway Authority RB, Series B, 5.00%, 07/01/28 (Call 07/01/26)	195	207,335
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	200	213,546
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	105	111,838
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	100	111,915
Series B, 5.00%, 10/01/28 (Call 10/01/27)	375	411,456

Security	Par (000)	Value

Florida (continued)
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	$250	$279,885
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	165	185,290
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	310	327,204
Orange County School Board COP, Series C, 5.00%, 08/01/28	105	117,003
Palm Beach County School District COP
5.00%, 08/01/28	150	167,537
Series B, 5.00%, 08/01/28	195	217,798
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	67,057
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	112,153
5.00%, 07/01/32 (Call 07/01/28)	330	369,885
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/28	75	84,275
State of Florida GO
5.00%, 06/01/28 (Call 06/01/26)	150	160,254
5.00%, 07/01/29 (Call 07/01/28)	100	112,836
Series A, 4.00%, 07/01/32 (Call 07/01/28)	440	470,663
Series B, 5.00%, 06/01/28 (Call 06/01/27)	160	174,829
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	246,267
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	190	212,517
State of Florida RB, 5.00%, 06/01/28	150	167,851

		4,529,394

Georgia — 1.7%
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/28	200	224,114
Series A, 5.00%, 07/01/28	80	89,646
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	100	110,590
Series C, 5.00%, 11/01/28 (Call 11/01/27)	150	165,885
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	279,657
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/28 (Call 07/01/26)	25	26,916
State of Georgia GO
4.00%, 07/01/28	95	102,261
5.00%, 02/01/28 (Call 02/01/27)	250	272,720
5.00%, 07/01/28	295	332,550
5.00%, 07/01/28 (Call 01/01/27)	55	59,952
5.00%, 07/01/29 (Call 07/01/28)	70	78,985
Series A, 5.00%, 08/01/28	225	254,133
Series A, 5.00%, 07/01/30 (Call 07/01/28)	260	293,532
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	231,292
Series E, 5.00%, 12/01/28 (Call 12/01/26)	265	288,111

		2,810,344

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/28	60	67,327
Series A, 4.00%, 07/01/28	265	283,930
City & County of Honolulu HI, 5.00%, 11/01/28	160	180,900
City & County of Honolulu HI GO
5.00%, 07/01/28	190	213,202
Series A, 5.00%, 09/01/28	180	202,742
Series A, 5.00%, 09/01/30 (Call 09/01/28)	240	270,220
Series C, 4.00%, 08/01/28	250	268,185

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series D, 5.00%, 09/01/28 (Call 09/01/27)	$30	$33,021
County of Maui HI GO, 5.00%, 09/01/28	40	45,097
State of Hawaii GO
5.00%, 10/01/28 (Call 10/01/26)	150	161,379
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	175	188,394
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	265	294,160
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	410	455,518
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	285	316,525

		2,980,600

Illinois — 3.3%
Chicago O’Hare International Airport RB
5.25%, 01/01/28 (Call 01/01/27)	40	43,530
Series C, 5.00%, 01/01/28 (Call 01/01/26)	220	232,608
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	65	70,472
Illinois Finance Authority RB
5.00%, 01/01/28 (Call 01/01/26)	885	934,782
5.00%, 07/01/28	440	493,278
5.00%, 07/01/28 (Call 01/01/26)	55	57,992
5.00%, 12/01/28	75	84,538
Series B, 5.00%, 01/01/28	155	171,144
Illinois State Toll Highway Authority RB
5.00%, 01/01/28	325	358,850
5.00%, 01/01/28 (Call 01/01/26)	40	42,113
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	161,066
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	460	487,723
Series A, 5.00%, 03/01/28	205	220,875
Series A, 5.00%, 10/01/28	735	798,369
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	334,809
Series A, 5.00%, 10/01/30 (Call 10/01/28)	200	216,836
Series B, 5.00%, 03/01/28	50	53,872
Series D, 5.00%, 11/01/28 (Call 11/01/27)	550	590,443
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/28	150	161,198

		5,514,498

Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	270	303,330
Series A, 5.00%, 10/01/28	115	129,527
Indiana Finance Authority RB
5.00%, 02/01/28	255	283,771
5.00%, 02/01/28 (Call 02/01/26)	100	106,073
5.00%, 06/01/28	260	290,810
5.00%, 10/01/28 (Call 10/01/26)	100	107,146
Series C, 5.00%, 02/01/28	130	144,667
Series C, 5.00%, 06/01/28 (Call 12/01/26)	355	384,466
Series C, 5.00%, 02/01/29 (Call 02/01/28)	200	222,710
Series R, 5.00%, 02/01/28	330	367,233
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	185,724
Purdue University RB
5.00%, 07/01/28	125	140,007
5.00%, 07/01/28 (Call 07/01/26)	25	26,738

		2,692,202

Iowa — 0.5%
City of Des Moines IA GO, 5.00%, 06/01/28	185	207,016

Security	Par (000)	Value

Iowa (continued)
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	$100	$110,303
5.00%, 08/01/32 (Call 08/01/28)	270	303,387
Series A, 5.00%, 08/01/31 (Call 08/01/28)	125	140,676
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	31,941

		793,323

Kansas — 0.2%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	52,453
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	195	214,413

		266,866

Louisiana — 0.6%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	118,125
Series B, 5.00%, 10/01/28 (Call 10/01/27)	280	310,547
State of Louisiana RB
5.00%, 09/01/28	35	39,553
Series A, 5.00%, 09/01/29 (Call 09/01/28)	495	561,004

		1,029,229

Maine — 0.6%
City of Portland ME GO, 5.00%, 04/01/28	190	212,366
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	85,686
Series A, 5.00%, 11/01/28	165	185,920
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	82,875
State of Maine GO
Series B, 5.00%, 06/01/28	230	258,306
Series D, 5.00%, 06/01/28	125	140,384

		965,537

Maryland — 4.9%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	45	50,851
County of Anne Arundel MD GOL
5.00%, 10/01/28	360	407,619
5.00%, 10/01/28 (Call 10/01/27)	190	209,973
County of Baltimore MD GO
5.00%, 03/01/28	70	78,187
5.00%, 03/01/29 (Call 03/01/28)	755	843,798
County of Frederick MD GO
5.00%, 08/01/28	50	56,395
5.00%, 10/01/28	150	169,841
County of Howard MD GO
5.00%, 02/15/28	55	61,368
5.00%, 08/15/29 (Call 08/15/28)	115	129,786
Series A, 5.00%, 08/15/28	260	293,520
Series B, 5.00%, 02/15/28 (Call 02/15/27)	70	76,249
Series D, 5.00%, 02/15/28	120	133,893
County of Montgomery MD GO
5.00%, 11/01/28	225	255,258
Series A, 5.00%, 11/01/28	290	328,999
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	147,348
Series B, 4.00%, 11/01/28	115	124,264
County of Prince George’s MD GOL
5.00%, 07/15/30 (Call 07/15/28)	155	174,645
Series A, 4.00%, 07/15/32 (Call 07/15/28)	280	299,216
Series A, 5.00%, 07/15/31 (Call 07/15/28)	365	410,801
Series B, 5.00%, 09/15/28	250	282,643
Maryland Stadium Authority RB, 5.00%, 05/01/47 (PR 05/01/28)	100	112,094

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland State Transportation Authority RB, 5.00%, 07/01/28	$60	$67,327
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	80	85,552
5.00%, 09/01/28 (Call 09/01/27)	160	176,689
5.00%, 10/01/28 (Call 10/01/26)	200	216,253
5.00%, 10/01/28 (Call 10/01/27)	30	33,193
5.00%, 12/01/28	135	153,448
State of Maryland GO
5.00%, 03/15/28	40	44,662
5.00%, 08/01/28	230	259,054
First Series, 5.00%, 03/15/28	530	591,764
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	275	309,100
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	280	314,741
Second Series A, 5.00%, 08/01/28	75	84,474
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	109,023
Series A, 5.00%, 03/15/29 (Call 03/15/28)	340	379,175
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28	200	224,716
5.00%, 06/01/28 (GTD)	180	202,244
5.00%, 06/01/30 (Call 06/01/28) (GTD)	295	331,570

		8,229,733

Massachusetts — 1.8%
Commonwealth of Massachusetts GOL
5.00%, 03/01/28	80	89,201
5.00%, 11/01/28	80	90,582
Series B, 5.00%, 07/01/28	540	606,779
Series B, 5.00%, 01/01/30 (Call 01/01/28)	395	439,783
Series B, 5.25%, 08/01/28	425	483,668
Series C, 5.00%, 05/01/28	280	313,442
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/28	250	284,322
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	30	32,990
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	42,720
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	114,198
Massachusetts State College Building Authority RB, 5.00%, 05/01/29 (Call 05/01/28) (ST INTERCEPT)	155	173,205
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	120	129,253
Series B, 5.25%, 08/01/28 (AGM)	135	153,779
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	167,840

		3,121,762

Michigan — 1.2%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	37,516
Michigan Finance Authority RB
5.00%, 10/01/28	120	135,223
5.00%, 10/01/30 (Call 10/01/28)	470	532,340
5.00%, 10/01/31 (Call 10/01/28)	125	141,538
Series B, 5.00%, 10/01/28 (Call 10/01/26)	405	436,823
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	345	385,289
Michigan State University RB, Series B, 5.00%, 02/15/28	185	205,623
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/28	60	67,997
University of Michigan RB, 5.00%, 04/01/32 (Call 04/01/28)	75	83,815

		2,026,164

Security	Par (000)	Value

Minnesota — 1.9%
County of Hennepin MN GO
5.00%, 12/01/28	$85	$96,615
5.00%, 12/01/28 (Call 12/01/26)	340	367,494
Metropolitan Council GO
4.00%, 03/01/28 (Call 03/01/26)	40	41,474
5.00%, 03/01/28	385	430,585
5.00%, 03/01/28 (Call 03/01/27)	95	103,951
5.00%, 12/01/28	100	113,833
Series C, 4.00%, 03/01/28 (Call 03/01/27)	120	126,581
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	100	107,959
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	150	159,302
State of Minnesota GO
5.00%, 08/01/28	250	281,581
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	110,821
Series A, 5.00%, 08/01/29 (Call 08/01/28)	670	756,248
Series A, 5.00%, 08/01/32 (Call 08/01/28)	330	372,192
Series B, 5.00%, 10/01/28 (Call 10/01/27)	130	144,067

		3,212,703

Mississippi — 0.4%
State of Mississippi GO
5.00%, 12/01/28 (Call 12/01/26)	175	189,636
Series A, 5.00%, 10/01/28 (Call 10/01/27)	455	501,228

		690,864

Missouri — 0.4%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	140	155,667
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	465	498,132

		653,799

Nebraska — 0.6%
Nebraska Public Power District RB, 5.00%, 01/01/28	150	165,346
Omaha Public Power District RB
5.00%, 02/01/29 (Call 02/01/28)	125	139,491
Series A, 5.00%, 02/01/28 (Call 02/01/26)	265	281,238
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/29 (Call 07/15/28)	100	111,990
University of Nebraska Facilities Corp. RB (The)
5.00%, 07/15/28	80	89,848
5.00%, 07/15/30 (Call 07/15/28)	150	167,609

		955,522

Nevada — 2.4%
Clark County School District GOL
5.00%, 06/15/28	145	161,438
5.00%, 06/15/28 (AGM)	205	228,241
Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	159,812
County of Clark Department of Aviation RB, Series B, 5.00%, 07/01/28	365	409,008
County of Clark NV GOL
5.00%, 12/01/28	345	390,795
5.00%, 06/01/29 (Call 06/01/28)	245	274,473
5.00%, 12/01/30 (Call 12/01/28)	270	305,482
5.00%, 12/01/31 (Call 12/01/28)	175	197,921
County of Clark NV RB, Series B, 5.00%, 07/01/28	405	452,374
County of Washoe NV RB, 5.00%, 02/01/28	195	215,344
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	240	268,805
Nevada System of Higher Education RB, 5.00%, 07/01/28	200	224,526

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada GOL
4.00%, 04/01/31 (Call 04/01/28)	$105	$111,413
Series A, 5.00%, 04/01/28	40	44,630
Series A, 5.00%, 05/01/28	140	156,511
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	150	160,254
5.00%, 12/01/28 (Call 06/01/28)	125	139,562
5.00%, 12/01/30 (Call 06/01/28)	160	178,852

		4,079,441

New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, Series B, 5.00%, 08/15/28	340	383,113
State of New Hampshire GO
5.00%, 12/01/28	90	102,248
Series A, 5.00%, 12/01/31 (Call 12/01/28)	100	113,656

		599,017

New Jersey — 2.1%
County of Monmouth NJ GO, 5.00%, 07/15/28 (Call 07/15/27)	100	110,400
New Jersey Economic Development Authority RB
5.00%, 06/15/28	60	65,598
5.00%, 11/01/28	110	121,097
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/28	60	65,598
5.00%, 06/15/30 (Call 12/15/28)	75	82,483
Series A, 5.00%, 06/15/28 (Call 06/15/26)	350	369,844
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/31 (Call 01/01/28)	195	214,570
Series B, 5.00%, 01/01/32 (Call 01/01/28)	390	428,446
Series E, 5.00%, 01/01/29 (Call 01/01/28)	620	683,911
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	147,403
Series A, 5.00%, 06/01/28	1,175	1,310,080

		3,599,430

New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/15/28	180	202,242
Series A, 5.00%, 06/15/28	150	167,998
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	78,385
State of New Mexico GO, 5.00%, 03/01/28	105	116,925
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/28	365	408,257

		973,807

New York — 11.6%
City of New York NY GO
5.00%, 08/01/28	210	235,537
5.00%, 08/01/28 (Call 02/01/28)	310	343,728
5.00%, 08/01/30 (Call 02/01/28)	275	305,273
5.00%, 08/01/31 (Call 02/01/28)	100	110,892
Series A, 5.00%, 08/01/28 (Call 08/01/27)	325	358,347
Series A, 5.00%, 08/01/29 (Call 02/01/28)	115	127,706
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	195	216,545
Series B-1, 5.00%, 10/01/28	280	315,218
Series C, 5.00%, 08/01/28 (Call 02/01/27)	175	190,871
Series C, 5.00%, 08/01/29 (Call 02/01/28)	310	344,251
Series C, 5.00%, 08/01/31 (Call 02/01/28)	250	277,231
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	223,040
Series E, 5.00%, 08/01/28	235	263,578
Hudson Yards Infrastructure Corp. RB, 5.00%, 02/15/28	100	111,674

Security	Par (000)	Value

New York (continued)
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	$175	$197,960
Series A, 0.00%, 12/01/28 (AGM)(a)	170	143,177
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	435	466,859
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	195	209,162
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	290	310,910
New York City Municipal Water Finance Authority RB
5.00%, 06/15/28 (Call 12/15/26)	355	381,650
Series EE, 5.00%, 06/15/28	300	338,302
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/30 (Call 07/15/28) (SAW)	560	627,481
5.00%, 07/15/31 (Call 07/15/28) (SAW)	215	240,750
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	215	240,908
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	355	397,518
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	195	218,120
Series S-4A, 5.00%, 07/15/28 (SAW)	80	89,890
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	180	201,558
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28	1,010	1,137,237
5.00%, 11/01/28 (Call 11/01/27)	250	274,687
5.00%, 08/01/29 (Call 08/01/28)	105	117,581
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	55,948
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	109,288
Series C-1, 5.00%, 11/01/28	50	56,312
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	180	200,770
New York City Water & Sewer System RB
5.00%, 06/15/28	300	338,302
5.00%, 06/15/28 (Call 06/15/27)	160	175,635
Series CC-1, 5.00%, 06/15/28	135	152,236
New York State Dormitory Authority RB
5.00%, 07/01/28	365	412,218
5.00%, 03/15/29 (Call 09/15/28)	240	269,283
5.00%, 03/15/31 (Call 09/15/28)	130	145,918
Series A, 5.00%, 02/15/28 (Call 02/15/27)	415	450,480
Series A, 5.00%, 03/15/28	125	139,020
Series A, 5.00%, 03/15/28 (Call 09/15/26)	65	69,554
Series A, 5.00%, 03/15/29 (Call 03/15/28)	310	346,322
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	189,978
Series A, 5.00%, 03/15/31 (Call 03/15/28)	315	351,571
Series A, 5.00%, 03/15/32 (Call 03/15/28)	210	234,169
Series A, 5.00%, 03/15/32 (Call 09/15/28)	170	190,718
Series B, 5.00%, 02/15/28 (Call 08/15/27)	340	373,278
Series C, 5.00%, 03/15/29 (Call 03/15/28)	225	251,363
Series C, 5.00%, 03/15/31 (Call 03/15/28)	210	234,381
Series C, 5.00%, 03/15/32 (Call 03/15/28)	195	217,442
Series D, 5.00%, 02/15/28	595	660,476
Series E, 5.00%, 03/15/30 (Call 09/15/28)	675	761,677
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/26)	160	171,046
5.00%, 06/15/28 (Call 06/15/27)	275	301,873
5.00%, 06/15/29 (Call 06/15/28)	125	140,850
Series B, 5.00%, 06/15/28	335	376,394
Series B, 5.00%, 06/15/32 (Call 06/15/28)	120	134,945
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	265	293,194
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	121,599

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB
5.00%, 03/15/28	$75	$83,303
Series A, 5.00%, 03/15/28 (Call 03/15/26)	380	404,159
Series A, 5.00%, 03/15/28 (Call 03/15/27)	155	168,152
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	105	115,086
Port Authority of New York & New Jersey RB
5.00%, 09/01/29 (Call 09/01/28)	160	179,712
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	175	193,070
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	100	111,946
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	270	302,144
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/28 (Call 05/15/26)	75	79,392
Series B, 0.00%, 11/15/28(a)	210	176,987
Series B, 5.00%, 11/15/28	385	434,823
Series C-1, 5.00%, 11/15/28	70	79,059
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	215	230,242

		19,501,956

North Carolina — 1.8%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	170	191,008
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/28	100	113,553
County of Guilford NC GO
5.00%, 02/01/28 (Call 02/01/26)	5	5,343
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	109,948
County of Wake NC GO
5.00%, 03/01/28	295	328,503
5.00%, 04/01/28	175	196,117
Series A, 5.00%, 04/01/28	15	16,810
Series A, 5.00%, 03/01/31 (Call 03/01/28)	135	150,947
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	145	157,490
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/28	105	116,698
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	75	84,636
State of North Carolina GO
Series A, 5.00%, 06/01/28	230	258,540
Series A, 5.00%, 06/01/29 (Call 06/01/28)	250	281,601
Series B, 5.00%, 06/01/28	55	61,825
State of North Carolina RB
5.00%, 03/01/28	240	266,564
5.00%, 05/01/28	260	289,758
Series B, 5.00%, 05/01/28 (Call 05/01/27)	325	355,125

		2,984,466

North Dakota — 0.1%
North Dakota Building Authority RB, 5.00%, 12/01/28	120	135,594

Ohio — 3.1%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/28 (Call 02/15/26)	230	242,678
City of Columbus OH, 5.00%, 04/01/29 (Call 10/01/28)	195	219,321
City of Columbus OH GO
5.00%, 04/01/28	130	145,366
5.00%, 04/01/28 (Call 10/01/27)	105	115,799
Series 3, 5.00%, 02/15/28 (Call 02/15/27)	50	54,427
Series A, 5.00%, 04/01/31 (Call 10/01/28)	495	555,281
County of Franklin OH Sales Tax Revenue RB, 4.00%, 06/01/31 (Call 06/01/28)	145	155,411

Security	Par (000)	Value

Ohio (continued)
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/31 (Call 02/15/28)	$150	$166,775
Series A, 5.00%, 02/15/28 (Call 02/15/27)	260	282,532
Ohio Water Development Authority RB
5.00%, 06/01/28	115	128,803
5.00%, 06/01/28 (Call 03/01/28)	275	305,810
5.00%, 12/01/28	100	113,107
5.00%, 12/01/28 (Call 12/01/26)	105	113,528
Series A, 5.00%, 06/01/28	420	470,409
Series A, 5.00%, 12/01/28	510	576,844
State of Ohio GO
5.00%, 03/01/28	40	44,620
5.00%, 03/15/28	50	55,827
5.00%, 05/01/28	340	380,778
5.00%, 09/01/28	170	191,841
Series B, 5.00%, 09/01/28	130	146,702
Series B, 5.00%, 09/15/28	75	84,712
Series S, 5.00%, 05/01/28 (Call 05/01/26)	310	330,549
Series V, 5.00%, 05/01/32 (Call 05/01/28)	100	111,788
State of Ohio RB
Series A, 5.00%, 04/01/28	115	128,030
Series C, 5.00%, 12/01/28 (Call 12/01/26)	165	177,874

		5,298,812

Oklahoma — 0.1%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/28 (Call 12/01/26)	115	123,850
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28.	25	27,860
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	56,238

		207,948

Oregon — 1.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	170	190,597
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	310	330,364
County of Clackamas OR GOL, 5.00%, 06/01/28	95	106,402
County of Multnomah OR GO, Series A, 5.00%, 06/15/28	260	292,127
Oregon Health & Science University RB, Series A, 5.00%, 07/01/28	135	150,170
Oregon State Bond Bank RB, 5.00%, 01/01/28 (Call 01/01/26)	90	95,134
Portland Community College District GO, 5.00%, 06/15/28 (Call 06/15/26)	165	176,442
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	77,553
State of Oregon GO
5.00%, 05/01/28	125	139,867
5.00%, 06/01/28	35	39,254
Series A, 5.00%, 05/01/28	40	44,757
Series D, 5.00%, 06/01/28	300	336,463
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	70	74,703

		2,053,833

Pennsylvania — 2.6%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	120	131,317
Commonwealth of Pennsylvania GO
5.00%, 01/15/28 (Call 01/15/27)	345	373,917
5.00%, 05/01/28	250	278,862
First Series, 5.00%, 01/01/28 (Call 01/01/27)	1,035	1,121,141
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	480	515,869

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	$160	$169,716
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	105	109,671
Lower Merion School District GOL
4.00%, 11/15/30 (Call 11/15/28) (SAW)	80	86,492
4.00%, 11/15/31 (Call 11/15/28) (SAW)	235	253,977
Pennsylvania State University (The) RB, 5.00%, 09/01/28 (Call 09/01/26)	200	214,678
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue RB, 5.00%, 12/01/28	125	139,999
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	150	162,741
Series A, 5.25%, 07/15/28 (AGM)	430	489,279
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	115	126,201
West Chester Area School District/PA GO, 5.00%, 05/15/28	200	225,094

		4,398,954

Rhode Island — 0.9%
Rhode Island Commerce Corp. RB
5.00%, 05/15/28	205	227,531
5.00%, 06/15/28 (Call 06/15/26)	400	422,450
State of Rhode Island GO
5.00%, 01/15/28	170	188,824
Series B, 5.00%, 08/01/28 (Call 08/01/27)	625	688,598

		1,527,403

South Carolina — 0.4%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	130,457
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	113,669
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/28	195	219,001
Series A, 5.00%, 10/01/29 (Call 10/01/28)	155	173,962
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	115	127,283

		764,372

Tennessee — 2.1%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	105,921
City of Knoxville TN GO, 5.00%, 05/01/28	85	95,450
City of Memphis TN Sanitary Sewerage System Revenue RB,
Series B, 5.00%, 10/01/28	220	248,266
County of Blount TN GO, 5.00%, 06/01/28 (Call 06/01/26)	175	186,971
County of Hamilton TN GO
5.00%, 04/01/29 (Call 04/01/28)	100	112,374
Series A, 5.00%, 04/01/28	210	235,340
County of Montgomery TN GO, 5.00%, 04/01/28	70	78,274
County of Rutherford TN GO, 5.00%, 04/01/28	100	112,017
County of Shelby TN GO, 5.00%, 04/01/28	85	94,631
County of Williamson TN GO, 5.00%, 05/01/28	275	308,120
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	130	142,278
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	125	129,882
4.00%, 07/01/28	180	192,853
4.00%, 07/01/28 (Call 07/01/27)	40	42,088
5.00%, 01/01/28 (Call 07/01/26)	210	224,858
5.00%, 07/01/30 (Call 07/01/28)	230	257,523

Security	Par (000)	Value

Tennessee (continued)
5.00%, 07/01/32 (Call 07/01/28)	$130	$145,445
State of Tennessee GO
5.00%, 09/01/28 (Call 09/01/27)	85	94,013
5.00%, 11/01/28	30	34,034
Series A, 5.00%, 02/01/29 (Call 02/01/28)	155	173,190
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	83,860
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	145	160,355
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT).	220	243,199

		3,500,942

Texas — 10.5%
Abilene Independent School District GO, 5.00%, 02/15/28	55	60,922
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	97,525
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	100	105,760
Austin Community College District RB, 5.00%, 02/01/28 (Call 02/01/26)	155	164,220
Austin Independent School District GO
5.00%, 08/01/28 (PSF)	300	337,425
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	106,935
5.00%, 08/01/31 (Call 08/01/28) (PSF)	210	233,817
Board of Regents of the University of Texas System RB
5.00%, 08/15/28	350	393,087
Series H, 5.00%, 08/15/28 (Call 08/15/26)	105	112,315
City of Austin TX GOL, 5.00%, 09/01/28	400	452,675
City of Austin TX Water & Wastewater System Revenue RB,
5.00%, 11/15/28 (Call 11/15/26)	175	188,343
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28	40	45,118
5.00%, 10/01/28 (Call 10/01/27)	150	165,834
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	56,413
City of Fort Worth Water & Sewer System Revenue RB, 4.00%, 02/15/28	290	306,108
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	142,863
Series B, 5.00%, 11/15/28 (Call 11/15/27)	130	142,780
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	162,401
City of Houston TX GOL
5.00%, 03/01/28 (Call 03/01/26)	300	318,592
Series A, 5.00%, 03/01/28	150	166,458
Series A, 5.00%, 03/01/28 (Call 03/01/27)	115	125,131
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	325	361,984
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	105	108,015
5.00%, 02/01/28	60	66,344
5.00%, 02/01/28 (Call 08/01/26)	125	134,053
City of San Antonio TX GOL
5.00%, 08/01/28	385	432,625
5.00%, 08/01/28 (Call 08/01/27)	95	104,465
County of Bexar TX RB, 5.00%, 06/15/30 (Call 06/15/28)	100	112,024
County of El Paso TX GOL, 5.00%, 02/15/28 (Call 08/15/27)	120	130,930
County of Fort Bend TX GO, 5.00%, 03/01/28 (Call 03/01/26)	40	42,167
County of Harris TX GOL, 5.00%, 10/01/28	250	282,120
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/28 (PSF)	140	155,007
5.00%, 02/15/28 (Call 02/15/26) (PSF)	55	58,365
Dallas Fort Worth International Airport RB, 5.00%, 11/01/28	135	151,160
Dallas Independent School District GO, 5.00%, 02/15/28 (PSF)	220	244,734

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Independent School District, GO, Series A, 5.00%, 02/15/28	$280	$311,480
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	290	303,648
Series C, 5.00%, 08/15/28 (PSF)	90	100,701
Fort Worth Independent School District GO, 5.00%, 02/15/28 (PSF)	250	277,035
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	335,670
Georgetown Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	100	109,719
Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	117,503
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	144,339
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	85,755
Harris County Toll Road Authority (The) RB
5.00%, 08/15/28	200	224,095
Series A, 5.00%, 08/15/32 (Call 02/15/28)	160	176,998
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	170	191,000
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	125	138,622
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	385	429,365
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	195	208,211
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	110	120,634
Leander Independent School District GO
5.00%, 08/15/31 (Call 08/15/28) (PSF)	180	202,536
Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	211,667
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	375	418,134
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	95	100,237
North East Independent School District/TX GO, 5.00%, 08/01/30 (Call 08/01/28) (PSF)	75	83,797
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	220	234,099
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/28	420	472,171
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/28	50	56,211
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	220	189,700
Series A, 5.00%, 01/01/28 (Call 01/01/26)	305	319,037
Series B, 5.00%, 01/01/28	170	187,156
Northside Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	164,707
5.00%, 08/15/31 (Call 08/15/28) (PSF)	250	278,935
Northwest Independent School District GO, 5.00%, 02/15/28 (PSF)	75	83,325
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	100	110,998
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	223,238
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	220	246,554
5.00%, 08/01/32 (Call 08/01/28) (PSF)	100	111,739

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 08/01/28 (PSF)	$445	$498,186
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	200	224,446
5.00%, 08/15/32 (Call 08/15/28) (PSF)	505	564,408
San Antonio Water System RB, 5.00%, 05/15/28	220	244,838
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	215	241,422
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	225	251,959
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	114,529
Texas A&M University RB
4.00%, 05/15/28 (Call 05/15/26)	40	41,418
5.00%, 05/15/28	90	100,702
Series E, 5.00%, 05/15/28 (Call 05/15/27)	175	190,825
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/28 (Call 10/01/26)	225	240,549
5.25%, 04/01/28	50	56,141
Texas Water Development Board RB
5.00%, 08/01/28	265	296,396
5.00%, 08/01/28 (Call 08/01/27)	70	76,797
Series A, 5.00%, 10/15/28 (Call 04/15/28)	295	328,300
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	111,473
Series B, 5.00%, 04/15/28	245	272,283
Series B, 5.00%, 10/15/29 (Call 10/15/28)	115	129,601
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	95,697
Series B, 5.00%, 10/15/31 (Call 10/15/28)	335	377,058
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	111,583

		17,806,342

Utah — 1.5%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	225	245,170
Central Valley Water Reclamation Facility RB, 5.00%, 03/01/28	55	61,246
City of Provo UT GO
5.00%, 02/01/28	240	267,306
5.00%, 01/01/29 (Call 01/01/28)	150	166,366
5.00%, 02/01/30 (Call 08/01/28)	100	112,407
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	265	287,486
State of Utah GO
5.00%, 07/01/28	565	636,918
5.00%, 07/01/28 (Call 07/01/27)	145	158,991
Series B, 5.00%, 07/01/28	110	124,002
University of Utah (The) RB
Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	150	164,501
Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	155	169,985
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	80	87,026

		2,481,404

Virginia — 4.1%
City of Virginia Beach VA GO
5.00%, 09/01/28 (SAW)	100	113,115
5.00%, 04/01/30 (Call 04/01/28)	185	207,407
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	245	276,373
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	141,071
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	61,360

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
County of Fairfax VA GO
5.00%, 10/01/28 (SAW)	$105	$119,060
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	250	274,522
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	160	179,716
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	205	230,126
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/28	50	56,311
County of Loudoun VA GO, 5.00%, 12/01/28 (SAW)	435	494,444
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/28	200	222,380
Fairfax County Water Authority RB, 4.00%, 04/01/28 (Call 04/01/27)	15	15,752
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	1,000	1,112,051
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/28	155	174,248
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	119,380
Series A, 5.00%, 09/01/28 (Call 09/01/26)
(ST INTERCEPT)	75	80,405
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	5,369
Series B, 5.00%, 02/01/28	135	150,104
Series E, 5.00%, 02/01/29 (Call 02/01/28)	545	603,534
Series E, 5.00%, 02/01/30 (Call 02/01/28)	240	265,625
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/28 (Call 09/15/26)	400	430,025
5.00%, 05/15/28	120	134,330
5.00%, 03/15/32 (Call 09/15/28)	85	95,450
Series A, 5.00%, 05/15/28 (Call 11/15/27)	100	110,549
Virginia Public Building Authority RB
5.00%, 08/01/28	135	151,841
Series A, 5.00%, 08/01/28	400	449,899
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	45	50,241
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	215	236,786
Virginia Resources Authority RB
5.00%, 11/01/28	95	107,566
Series A, 5.00%, 11/01/28	145	164,180
Series A, 5.00%, 11/01/30 (Call 11/01/28)	150	169,936

		7,003,156

Washington — 4.6%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	165	182,299
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	235	253,417
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	100	107,696
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	195	205,970
City of Seattle WA GOL, 5.00%, 12/01/28	115	130,908
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/28	65	72,938
Series A, 5.00%, 04/01/28	125	139,469
Series B, 5.00%, 04/01/28 (Call 04/01/26)	135	143,542
Series C, 4.00%, 10/01/28 (Call 10/01/26)	65	67,683
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	32,415
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	145	164,247
County of King WA GOL
4.00%, 07/01/28 (Call 07/01/27)	80	84,565

Security	Par (000)	Value

Washington (continued)
5.00%, 01/01/28	$75	$83,264
5.00%, 07/01/28	120	134,778
County of King WA Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/28)	100	112,224
Series B, 5.00%, 07/01/28	135	151,764
Series B, 5.00%, 07/01/29 (Call 07/01/28)	445	499,126
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	147,329
Energy Northwest RB
5.00%, 07/01/28	655	733,299
Series A, 5.00%, 07/01/28 (Call 07/01/27)	425	466,007
Series C, 5.00%, 07/01/30 (Call 07/01/28)	130	145,556
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	170	190,376
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	185	200,026
King County School District No. 414 Lake Washington GO
4.00%, 12/01/28 (GTD)	180	193,582
4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	51,967
5.00%, 12/01/28 (Call 06/01/27)	150	164,343
Port of Seattle WA RB
5.00%, 05/01/28 (Call 05/01/27)	100	108,007
5.00%, 06/01/28	100	110,742
State of Washington COP, Series B, 5.00%, 07/01/30 (Call 07/01/28)	230	256,343
State of Washington GO
5.00%, 07/01/28	100	112,212
5.00%, 02/01/31 (Call 02/01/28)	190	211,177
5.00%, 06/01/31 (Call 06/01/28)	100	112,178
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	150	160,547
Series B, 5.00%, 08/01/28 (Call 08/01/26)	140	149,844
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	64,337
Series C, 5.00%, 02/01/28	155	172,267
Series C, 5.00%, 02/01/30 (Call 02/01/28)	305	339,440
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	116,703
Series R, 4.00%, 07/01/28	300	320,671
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	139,141
University of Washington RB, Series C, 5.00%, 04/01/28	295	327,991
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	145	153,131

		7,713,521

West Virginia — 0.7%
State of West Virginia GO
5.00%, 12/01/28	90	102,097
5.00%, 12/01/29 (Call 06/01/28)	100	112,392
5.00%, 12/01/30 (Call 06/01/28)	125	140,490
Series A, 5.00%, 06/01/28	60	67,293
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	263,858
Series B, 5.00%, 12/01/32 (Call 06/01/28)	180	201,725
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	195	212,740
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	83,513

		1,184,108

Wisconsin — 1.4%
City of Madison WI GO, 4.00%, 10/01/28	140	150,783
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/28	75	80,776
State of Wisconsin GO 4.00%, 05/01/28 (Call 05/01/26)	205	212,586

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
4.00%, 05/01/28 (Call 05/01/27)	$210	$221,287
5.00%, 05/01/28	65	72,731
5.00%, 11/01/28 (Call 05/01/27)	295	323,644
5.00%, 05/01/31 (Call 05/01/28)	130	145,272
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	133,360
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	440	482,723
State of Wisconsin RB, 5.00%, 05/01/28 (PR 05/01/27)	300	327,339
Wisconsin Department of Transportation RB
5.00%, 07/01/28 (Call 07/01/27)	45	49,465
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	220	241,832

		2,441,798

Total Long-Term Investments — 98.5% (Cost: $169,352,456)		166,120,028

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 3.27%(b)(c)	458	457,767

Total Short-Term Securities — 0.3% (Cost: $457,812)		457,767

Total Investments — 98.8% (Cost: $169,810,268)		166,577,795

Other Assets Less Liabilities — 1.2%		2,083,880

Net Assets — 100.0%		$168,661,675

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$160,840	$296,400	(a)	$—	$572	$(45)	$457,767	458	$13,227	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$166,120,028	$—	$166,120,028
Short-Term Securities
Money Market Funds	457,767	—	—	457,767

	$457,767	$166,120,028	$—	$166,577,795

See notes to financial statements.

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

April 30, 2023

	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$524,717,768	$596,431,631	$433,147,304	$300,358,719
Investments, at value — affiliated(b)	608,006	1,482,908	1,487,185	1,119,965
Cash	5	—	—	—
Receivables:
Investments sold	—	279,860	—	—
Dividends — affiliated	4,067	2,972	3,922	2,176
Interest — unaffiliated	7,436,238	8,298,661	5,917,497	3,982,574

Total assets	532,766,084	606,496,032	440,555,908	305,463,434

LIABILITIES
Payables:
Investments purchased	17,716,585	1,259,840	1,030,300	732,235
Investment advisory fees	76,725	89,730	65,082	45,365

Total liabilities	17,793,310	1,349,570	1,095,382	777,600

NET ASSETS	$514,972,774	$605,146,462	$439,460,526	$304,685,834

NET ASSETS CONSIST OF
Paid-in capital	$516,301,980	$612,565,351	$448,043,376	$312,641,235
Accumulated loss	(1,329,206)	(7,418,889)	(8,582,850)	(7,955,401)

NET ASSETS	$514,972,774	$605,146,462	$439,460,526	$304,685,834

NET ASSETVALUE
Shares outstanding	20,250,000	23,500,000	16,650,000	12,050,000

Net asset value	$25.43	$25.75	$26.39	$25.29

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$526,714,359	$604,680,554	$442,299,482	$308,310,451
(b) Investments, at cost — affiliated	$608,006	$1,483,057	$1,487,333	$1,120,018

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	97

Statements of Assets and Liabilities  (continued)

April 30, 2023

	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$260,077,035	$166,120,028
Investments, at value — affiliated(b)	574,209	457,767
Receivables:
Dividends — affiliated	1,534	3,840
Interest — unaffiliated	3,495,426	2,104,459

Total assets	264,148,204	168,686,094

LIABILITIES
Payables:
Investments purchased	424,216	—
Investment advisory fees	39,206	24,419

Total liabilities	463,422	24,419

NET ASSETS	$263,684,782	$168,661,675

NET ASSETS CONSIST OF
Paid-in capital	$266,666,516	$171,636,245
Accumulated loss	(2,981,734)	(2,974,570)

NET ASSETS	$263,684,782	$168,661,675

NET ASSETVALUE
Shares outstanding	10,450,000	6,650,000

Net asset value	$25.23	$25.36

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$263,410,065	$169,352,456

(b) Investments, at cost — affiliated	$574,204	$457,812

See notes to financial statements.

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2023

	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$32,523	$21,430	$23,681	$17,800
Interest — unaffiliated	4,459,127	5,281,378	3,480,510	2,311,713

Total investment income	4,491,650	5,302,808	3,504,191	2,329,513

EXPENSES
Investment advisory	478,247	516,475	358,244	245,752

Total expenses	478,247	516,475	358,244	245,752

Net investment income	4,013,403	4,786,333	3,145,947	2,083,761

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,238)	(29,362)	(49,804)	(213,512)
Investments — affiliated	3,432	135	(668)	(1,020)

	(1,806)	(29,227)	(50,472)	(214,532)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,668,626	4,807,324	5,894,782	6,095,005
Investments — affiliated	—	(149)	(148)	(53)

	3,668,626	4,807,175	5,894,634	6,094,952

Net realized and unrealized gain	3,666,820	4,777,948	5,844,162	5,880,420

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,680,223	$9,564,281	$8,990,109	$7,964,181

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	99

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2023

	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$13,277	$13,227
Interest — unaffiliated	2,560,455	1,368,060

Total investment income	2,573,732	1,381,287

EXPENSES
Investment advisory	209,849	121,744

Total expenses	209,849	121,744

Net investment income	2,363,883	1,259,543

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(100,294)	—
Investments — affiliated	(251)	572

	(100,545)	572

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	6,661,560	4,965,470
Investments — affiliated	5	(45)

	6,661,565	4,965,425

Net realized and unrealized gain	6,561,020	4,965,997

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,924,903	$6,225,540

See notes to financial statements.

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares		iShares
	iBonds Dec 2023 Term Muni Bond ETF		iBonds Dec 2024 Term Muni Bond ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,013,403	$4,558,318	$4,786,333	$3,634,226
Net realized loss	(1,806)	(39,340)	(29,227)	(16,088)
Net change in unrealized appreciation (depreciation)	3,668,626	(10,987,665)	4,807,175	(16,971,263)

Net increase (decrease) in net assets resulting from operations	7,680,223	(6,468,687)	9,564,281	(13,353,125)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,773,998)	(4,402,542)	(4,467,614)	(3,252,271)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	21,354,245	164,108,809	93,972,411	279,449,453

NET ASSETS
Total increase in net assets	25,260,470	153,237,580	99,069,078	262,844,057
Beginning of period	489,712,304	336,474,724	506,077,384	243,233,327

End of period	$514,972,774	$489,712,304	$605,146,462	$506,077,384

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	iBonds Dec 2025 Term Muni Bond ETF		iBonds Dec 2026 Term Muni Bond ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,145,947	$2,179,573	$2,083,761	$1,371,417
Net realized loss	(50,472)	(300)	(214,532)	(201,820)
Net change in unrealized appreciation (depreciation)	5,894,634	(17,069,417)	6,094,952	(14,541,901)

Net increase (decrease) in net assets resulting from operations	8,990,109	(14,890,144)	7,964,181	(13,372,304)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,838,679)	(1,962,656)	(1,882,090)	(1,245,087)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	121,297,467	146,374,083	87,270,309	102,749,159

NET ASSETS
Total increase in net assets	127,448,897	129,521,283	93,352,400	88,131,768
Beginning of period	312,011,629	182,490,346	211,333,434	123,201,666

End of period	$439,460,526	$312,011,629	$304,685,834	$211,333,434

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	iBonds Dec 2027 Term Muni Bond ETF		iBonds Dec 2028 Term Muni Bond ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,363,883	$1,277,300	$1,259,543	$939,318
Net realized gain (loss)	(100,545)	(8,137)	572	(10,543)
Net change in unrealized appreciation (depreciation)	6,661,565	(10,458,420)	4,965,425	(9,129,523)

Net increase (decrease) in net assets resulting from operations	8,924,903	(9,189,257)	6,225,540	(8,200,748)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,133,869)	(1,087,220)	(1,098,824)	(895,195)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	84,320,489	121,047,488	65,777,150	35,120,500

NET ASSETS
Total increase in net assets	91,111,523	110,771,011	70,903,866	26,024,557
Beginning of period	172,573,259	61,802,248	97,757,809	71,733,252

End of period	$263,684,782	$172,573,259	$168,661,675	$97,757,809

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Muni Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20	Year Ended 10/31/19		Year Ended 10/31/18

Net asset value, beginning of period	$25.24		$25.98	$26.17		$25.79	$24.68		$25.41

Net investment income(a)	0.19		0.29	0.30		0.39	0.45		0.43
Net realized and unrealized gain (loss)(b)	0.18		(0.75)		(0.19)	0.38	1.10		(0.78)

Net increase (decrease) from investment operations	0.37		(0.46)	0.11		0.77	1.55		(0.35)

Distributions from net investment income(c)		(0.18)	(0.28)		(0.30)	(0.39)		(0.44)	(0.38)

Net asset value, end of period	$25.43		$25.24	$25.98		$26.17	$25.79		$24.68

Total Return(d)

Based on net asset value	1.43	%(e)	(1.76)%		0.43%	3.02%		6.31%	(1.37)%

Ratios to Average Net Assets(f)

Total expenses	0.18	%(g)	0.18%		0.18%	0.18%		0.18%	0.18%

Net investment income	1.51	%(g)	1.13%		1.15%	1.49%		1.75%	1.72%

Supplemental Data

Net assets, end of period (000)	$514,973		$489,712	$336,475		$276,079	$215,376		$115,977

Portfolio turnover rate(h)		19%	1%	0	%(i)	1%	0	%(i)	0	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Muni Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19		Period From 03/20/18(a) to 10/31/18

Net asset value, beginning of period	$25.50		$26.88	$27.00	$26.38		$24.90		$24.98

Net investment income(b)	0.21		0.28	0.24	0.36		0.48		0.32
Net realized and unrealized gain (loss)(c)	0.24		(1.41)	(0.12)	0.62		1.48			(0.15)

Net increase (decrease) from investment operations	0.45		(1.13)	0.12	0.98		1.96		0.17

Distributions(d)

Distributions from net investment income		(0.20)	(0.25)	(0.24)		(0.36)		(0.48)		(0.25)
From net realized gain	—		—	—	(0.00	)(e)	—		—

Total distributions		(0.20)	(0.25)	(0.24)		(0.36)		(0.48)		(0.25)

Net asset value, end of period	$25.75		$25.50	$26.88	$27.00		$26.38		$24.90

Total Return(f)

Based on net asset value	1.77	%(g)	(4.20)%	0.42%		3.75%		7.91%	0.70	%(g)

Ratios to Average Net Assets(h)

Total expenses	0.18	%(i)	0.18%	0.18%		0.18%		0.18%	0.18	%(i)

Net investment income	1.67	%(i)	1.08%	0.90%		1.35%		1.85%	2.08	%(i)

Supplemental Data

Net assets, end of period (000)	$605,146		$506,077	$243,233	$179,566		$104,214		$23,654

Portfolio turnover rate(j)	0	%(k)	0%	0%	0	%(k)	0	%(k)	0	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Muni Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20		Period From 11/13/18(a) to 10/31/19

Net asset value, beginning of period	$25.89		$27.86	$28.00		$27.13		$25.00

Net investment income(b)	0.21		0.25	0.20		0.34		0.46
Net realized and unrealized gain (loss)(c)	0.48		(2.00)		(0.13)	0.88		2.08

Net increase (decrease) from investment operations	0.69		(1.75)	0.07		1.22		2.54

Distributions from net investment income(d)		(0.19)	(0.22)		(0.21)		(0.35)		(0.41)

Net asset value, end of period	$26.39		$25.89	$27.86		$28.00		$27.13

Total Return(e)

Based on net asset value	2.65	%(f)	(6.31)%		0.23%		4.53%	10.22	%(f)

Ratios to Average Net Assets(g)

Total expenses	0.18	%(h)	0.18%		0.18%		0.18%	0.18	%(h)

Net investment income	1.58	%(h)	0.93%		0.73%		1.21%	1.76	%(h)

Supplemental Data

Net assets, end of period (000)	$439,461		$312,012	$182,490		$119,021		$43,407

Portfolio turnover rate(i)		1%	0%	0	%(j)	0	%(j)	0	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Muni Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/02/19(a) to 10/31/19

Net asset value, beginning of period	$24.57		$26.78	$26.81	$25.89	$25.00

Net investment income(b)	0.19		0.21	0.18	0.30	0.21
Net realized and unrealized gain (loss)(c)	0.71		(2.23)	(0.03)	0.92	0.87

Net increase (decrease) from investment operations	0.90		(2.02)	0.15	1.22	1.08

Distributions from net investment income(d)		(0.18)	(0.19)	(0.18)	(0.30)		(0.19)

Net asset value, end of period	$25.29		$24.57	$26.78	$26.81	$25.89

Total Return(e)

Based on net asset value	3.59	%(f)	(7.55)%	0.54%	4.80%	4.28	%(f)

Ratios to Average Net Assets(g)

Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	1.53	%(h)	0.83%	0.66%	1.13%	1.42	%(h)

Supplemental Data

Net assets, end of period (000)	$304,686		$211,333	$123,202	$62,997	$20,711

Portfolio turnover rate(i)		2%	2%	2%	0%		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Muni Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20	Period From 04/09/19(a) to 10/31/19

Net asset value, beginning of period	$24.31		$26.87	$26.92		$25.97	$25.00

Net investment income(b)	0.25		0.32	0.24		0.33	0.22
Net realized and unrealized gain (loss)(c)	0.90		(2.62)		(0.05)	0.95	0.95

Net increase (decrease) from investment operations	1.15		(2.30)	0.19		1.28	1.17

Distributions from net investment income(d)		(0.23)	(0.26)		(0.24)	(0.33)		(0.20)

Net asset value, end of period	$25.23		$24.31	$26.87		$26.92	$25.97

Total Return(e)
Based on net asset value	4.76	%(f)	(8.60)%		0.72%	5.00%	4.63	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%		0.18%	0.18%	0.18	%(h)

Net investment income	2.03	%(h)	1.26%		0.89%	1.24%	1.53	%(h)

Supplemental Data
Net assets, end of period (000)	$263,685		$172,573	$61,802		$37,687	$16,877

Portfolio turnover rate(i)		1%	0%	0	%(j)	0%		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Muni Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/16/19(a) to 10/31/19

Net asset value, beginning of period	$24.14		$27.07	$27.12	$26.10	$25.00

Net investment income(b)	0.23		0.30	0.30	0.36	0.21
Net realized and unrealized gain (loss)(c)	1.20		(2.94)	(0.05)	1.00	1.08

Net increase (decrease) from investment operations	1.43		(2.64)	0.25	1.36	1.29

Distributions from net investment income(d)		(0.21)	(0.29)	(0.30)	(0.34)		(0.19)

Net asset value, end of period	$25.36		$24.14	$27.07	$27.12	$26.10

Total Return(e)

Based on net asset value	5.94	%(f)	(9.82)%	0.90%	5.26%	5.15	%(f)

Ratios to Average Net Assets(g)

Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	1.86	%(h)	1.18%	1.08%	1.33%	1.49	%(h)

Supplemental Data

Net assets, end of period (000)	$168,662		$97,758	$71,733	$51,525	$24,796

Portfolio turnover rate(i)		0%	0%	0%	0%		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Notes to Financial Statements  (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Dec 2023 Term Muni Bond	Diversified
iBonds Dec 2024 Term Muni Bond	Diversified
iBonds Dec 2025 Term Muni Bond	Diversified
iBonds Dec 2026 Term Muni Bond	Diversified
iBonds Dec 2027 Term Muni Bond	Diversified
iBonds Dec 2028 Term Muni Bond	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

iBonds Dec 2023 Term Muni Bond	$—	$5,501,886	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBonds Dec 2023 Term Muni Bond	$82,577,762	$90,077,326
iBonds Dec 2024 Term Muni Bond	100,095,538	2,089,591
iBonds Dec 2025 Term Muni Bond	128,144,214	2,636,930
iBonds Dec 2026 Term Muni Bond	95,837,509	5,540,066
iBonds Dec 2027 Term Muni Bond	89,739,601	3,068,620
iBonds Dec 2028 Term Muni Bond	66,354,242	—

There were no in-kind transactions for the six months ended April 30, 2023.

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

iBonds Dec 2023 Term Muni Bond	$41,991
iBonds Dec 2024 Term Muni Bond	15,753
iBonds Dec 2026 Term Muni Bond	201,606
iBonds Dec 2027 Term Muni Bond	1,825
iBonds Dec 2028 Term Muni Bond	10,611

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds Dec 2023 Term Muni Bond	$527,323,644	$319	$(1,998,189)	$(1,997,870)
iBonds Dec 2024 Term Muni Bond	606,164,156	24,478	(8,274,095)	(8,249,617)
iBonds Dec 2025 Term Muni Bond	443,787,682	118,884	(9,272,077)	(9,153,193)
iBonds Dec 2026 Term Muni Bond	309,430,710	250,788	(8,202,814)	(7,952,026)
iBonds Dec 2027 Term Muni Bond	263,991,471	912,451	(4,252,678)	(3,340,227)
iBonds Dec 2028 Term Muni Bond	169,810,401	733,748	(3,966,354)	(3,232,606)

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements  (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2023 Term Muni Bond
Shares sold	3,050,000	$77,281,846	6,800,000	$172,974,951
Shares redeemed	(2,200,000)	(55,927,601)	(350,000)	(8,866,142)

	850,000	$21,354,245	6,450,000	$164,108,809

iBonds Dec 2024 Term Muni Bond
Shares sold	3,650,000	$93,972,411	10,850,000	$280,775,548
Shares redeemed	—	—	(50,000)	(1,326,095)

	3,650,000	$93,972,411	10,800,000	$279,449,453

iBonds Dec 2025 Term Muni Bond
Shares sold	4,600,000	$121,297,467	5,600,000	$149,014,398
Shares redeemed	—	—	(100,000)	(2,640,315)

	4,600,000	$121,297,467	5,500,000	$146,374,083

iBonds Dec 2026 Term Muni Bond
Shares sold	3,450,000	$87,270,309	4,000,000	$102,749,159

iBonds Dec 2027 Term Muni Bond
Shares sold	3,350,000	$84,320,489	4,800,000	$121,047,488

iBonds Dec 2028 Term Muni Bond
Shares sold	2,600,000	$65,777,150	1,550,000	$38,871,360
Shares redeemed	—	—	(150,000)	(3,750,860)

	2,600,000	$65,777,150	1,400,000	$35,120,500

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2023 Term Muni Bond ETF, iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF and iShares iBonds Dec 2028 Term Muni Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	115

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBonds Dec 2023 Term Muni Bond	$0.179263	$—	$ —	$0.179263	100%	—%	—%	100%
iBonds Dec 2024 Term Muni Bond	0.200988	—	—	0.200988	100	—	—	100
iBonds Dec 2025 Term Muni Bond	0.189915	—	—	0.189915	100	—	—	100
iBonds Dec 2027 Term Muni Bond	0.233750	—	—	0.233750	100	—	—	100
iBonds Dec 2028 Term Muni Bond	0.210999	—	—	0.210999	100	—	—	100

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	117

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCH BD GTY	School Board Guaranty

SCH BD RES FD	School Board Resolution Fund

SCSDE	South Carolina State Department of Education

ST	Special Tax

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1015-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares iBonds Dec 2023 Term Treasury ETF | IBTD | NASDAQ

•  iShares iBonds Dec 2024 Term Treasury ETF | IBTE | NASDAQ

•  iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ

•  iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ

•  iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ

•  iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ

•  iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ

•  iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ

•  iShares iBonds Dec 2031 Term Treasury ETF | IBTL | NASDAQ

•  iShares iBonds Dec 2032 Term Treasury ETF | IBTM | NASDAQ

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2023 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2023 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2023, as represented by the ICE 2023 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.17%	1.80%	0.83%	1.80%	2.67%
Fund Market	2.12	1.76	0.85	1.76	2.72
Index	2.17	1.83	0.89	1.83	2.85

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2023 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2023 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2023 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.70	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	86.8%
Not Rated	2.1
Short-Term and Other Assets	11.1

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 0.13%, 06/30/23	9.0%
U.S. Treasury Note/Bond, 2.88%, 11/30/23	8.4
U.S. Treasury Note/Bond, 0.25%, 09/30/23	7.7
U.S. Treasury Note/Bond, 2.50%, 08/15/23	7.5
U.S. Treasury Note/Bond, 2.75%, 05/31/23	6.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2024 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2024, as represented by the ICE 2024 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.24%	0.66%	(0.13)%	0.66%	(0.41)%
Fund Market	2.26	0.66	(0.11)	0.66	(0.36)
Index	2.26	0.71	(0.09)	0.71	(0.27)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2024 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2024 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2024 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,022.40	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	96.2%
Not Rated	2.3
Short-Term and Other Assets	1.5

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 0.38%, 09/15/24	10.9%
U.S. Treasury Note/Bond, 1.50%, 09/30/24	7.7
U.S. Treasury Note/Bond, 2.25%, 04/30/24	6.9
U.S. Treasury Note/Bond, 0.25%, 03/15/24	6.0
U.S. Treasury Note/Bond, 0.75%, 11/15/24	6.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2025 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2025, as represented by the ICE 2025 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	3.16%	0.66%	(0.75)%	0.66%	(2.36)%
Fund Market	3.23	0.69	(0.72)	0.69	(2.27)
Index	3.17	0.69	(0.71)	0.69	(2.24)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2025 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2025 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2025 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,031.60	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.2%
Short-Term and Other Assets	1.8

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 0.25%, 08/31/25	7.6%
U.S. Treasury Note/Bond, 2.88%, 06/15/25	7.0
U.S. Treasury Note/Bond, 1.50%, 02/15/25	7.0
U.S. Treasury Note/Bond, 0.25%, 05/31/25	6.9
U.S. Treasury Note/Bond, 0.38%, 11/30/25	6.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2026 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2026, as represented by the ICE 2026 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.31%	0.64%	(1.19)%	0.64%	(3.72)%
Fund Market	4.30	0.63	(1.18)	0.63	(3.70)
Index	4.30	0.69	(1.17)	0.69	(3.66)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2026 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2026 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2026 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,043.10	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	85.1%
Not Rated	14.1
Short-Term and Other Assets	0.8

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 0.88%, 06/30/26	8.0%
U.S. Treasury Note/Bond, 4.00%, 02/15/26	7.5
U.S. Treasury Note/Bond, 0.75%, 03/31/26	7.5
U.S. Treasury Note/Bond, 0.75%, 05/31/26	7.4
U.S. Treasury Note/Bond, 1.50%, 08/15/26	6.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2027 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2027, as represented by the ICE 2027 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.93%	0.45%	(1.75)%	0.45%	(5.45)%
Fund Market	4.90	0.41	(1.75)	0.41	(5.46)
Index	4.95	0.45	(1.70)	0.45	(5.31)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2027 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2027 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2027 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,049.30	$ 0.36		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	92.6%
Not Rated	6.3
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 1.50%, 01/31/27	8.6%
U.S. Treasury Note/Bond, 0.50%, 10/31/27	7.6
U.S. Treasury Note/Bond, 3.25%, 06/30/27	7.5
U.S. Treasury Note/Bond, 2.75%, 07/31/27	7.3
U.S. Treasury Note/Bond, 0.50%, 08/31/27	6.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2028 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2028, as represented by the ICE 2028 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.75%	0.21%	(2.14)%	0.21%	(6.65)%
Fund Market	5.74	0.22	(2.14)	0.22	(6.65)
Index	5.78	0.27	(2.09)	0.27	(6.50)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2028 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2028 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2028 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,057.50	$ 0.36		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.7%
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 2.88%, 05/15/28	10.4%
U.S. Treasury Note/Bond, 2.88%, 08/15/28	8.8
U.S. Treasury Note/Bond, 1.25%, 06/30/28	8.1
U.S. Treasury Note/Bond, 1.00%, 07/31/28	7.6
U.S. Treasury Note/Bond, 2.75%, 02/15/28	7.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2029 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2029, as represented by the ICE 2029 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	6.02%	(0.17)%	(2.45)%	(0.17)%	(7.57)%
Fund Market	6.04	(0.18)	(2.43)	(0.18)	(7.54)
Index	6.03	(0.17)	(2.41)	(0.17)	(7.47)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2029 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2029 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2029 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,060.20	$ 0.36		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	94.4%
Not Rated	4.4
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 1.75%, 01/31/29	10.5%
U.S. Treasury Note/Bond, 2.63%, 02/15/29	10.5
U.S. Treasury Note/Bond, 3.88%, 11/30/29	8.5
U.S. Treasury Note/Bond, 2.38%, 05/15/29	8.3
U.S. Treasury Note/Bond, 1.88%, 02/28/29	8.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2030 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2030, as represented by the ICE 2030 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	6.46%	(0.66)%	(6.00)%	(0.66)%	(15.91)%
Fund Market	6.43	(0.69)	(5.99)	(0.69)	(15.88)
Index	6.53	(0.57)	(5.96)	(0.57)	(15.79)

The inception date of the Fund was July 14, 2020. The first day of secondary market trading was July 16, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2030 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2030 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2030 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,064.60	$ 0.36		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	94.5%
Not Rated	4.5
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 0.88%, 11/15/30	21.9%
U.S. Treasury Note/Bond, 0.63%, 08/15/30	20.8
U.S. Treasury Note/Bond, 0.63%, 05/15/30	17.6
U.S. Treasury Note/Bond, 1.50%, 02/15/30	17.3
U.S. Treasury Note/Bond, 4.00%, 02/28/30	10.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2031 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2031, as represented by the ICE 2031 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	7.06%	(0.78)%	(6.60)%	(0.78)%	(11.57)%
Fund Market	7.12	(0.68)	(6.57)	(0.68)	(11.51)
Index	7.12	(0.71)	(6.54)	(0.71)	(11.45)

The inception date of the Fund was July 13, 2021. The first day of secondary market trading was July 15, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,070.60	$ 0.36		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	99.1%
Short-Term and Other Assets	0.9

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 1.38%, 11/15/31	25.8%
U.S. Treasury Note/Bond, 1.25%, 08/15/31	25.1
U.S. Treasury Note/Bond, 1.63%, 05/15/31	24.6
U.S. Treasury Note/Bond, 1.13%, 02/15/31	23.5
U.S. Treasury Note/Bond, 5.38%, 02/15/31	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2023	iShares® iBonds® Dec 2032 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2032, as represented by the ICE 2032 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6-Month Total Returns	Since Inception

Fund NAV	7.21%	(1.54)%
Fund Market	7.34	(1.49)
Index	7.22	(1.52)

The inception date of the Fund was July 6, 2022. The first day of secondary market trading was July 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,072.10	$ 0.36		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.6%
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets(a)

U.S. Treasury Note/Bond, 4.13%, 11/15/32	26.6%
U.S. Treasury Note/Bond, 2.88%, 05/15/32	24.8
U.S. Treasury Note/Bond, 2.75%, 08/15/32	23.8
U.S. Treasury Note/Bond, 1.88%, 02/15/32	23.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2023 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 88.9%
U.S. Treasury Bill
0.00%, 06/20/23(a)	$40,000	$39,732,222
0.00%, 10/19/23(a)	20,000	19,541,308
U.S. Treasury Note/Bond
0.13%, 05/31/23	84,895	84,585,406
0.13%, 06/30/23	268,048	265,927,030
0.13%, 07/31/23	98,927	97,721,525
0.13%, 08/15/23	26,874	26,489,983
0.13%, 08/31/23	165,927	163,236,774
0.13%, 10/15/23	716	700,617
0.13%, 12/15/23	156,731	152,200,300
0.25%, 09/30/23	231,158	226,805,337
0.25%, 11/15/23	2,622	2,556,860
0.50%, 11/30/23	104,170	101,533,197
0.75%, 12/31/23	35,865	34,885,717
1.38%, 06/30/23	165,065	164,092,956
1.38%, 09/30/23	53,837	53,043,772
1.63%, 10/31/23	138,805	136,576,922
1.75%, 05/15/23	83,250	83,157,823
2.25%, 12/31/23	115,109	113,112,775
2.50%, 08/15/23	222,589	220,841,131
2.75%, 05/31/23(b)	204,754	204,447,529
2.75%, 07/31/23	140,317	139,489,349
2.88%, 10/31/23	43,313	42,886,242

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/30/23	$250,879	$248,047,306

		2,621,612,081

Total Long-Term Investments — 88.9% (Cost: $2,625,384,178)		2,621,612,081

Short-Term Securities

Money Market Funds — 9.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)(e)	285,831	285,830,523

Total Short-Term Securities — 9.7% (Cost: $285,830,523)		285,830,523

Total Investments — 98.6% (Cost: $2,911,214,701)		2,907,442,604

Other Assets Less Liabilities — 1.4%		39,978,198

Net Assets — 100.0%		$2,947,420,802

(a)	Zero-coupon bond.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$81,560,100	$204,270,423	(a)	$—	$—	$—	$285,830,523	285,831	$3,574,882	(b)	$47

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$2,621,612,081	$—	$2,621,612,081
Short-Term Securities
Money Market Funds	285,830,523	—	—	285,830,523

	$285,830,523	$2,621,612,081	$—	$2,907,442,604

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2024 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.5%
U.S. Treasury Note/Bond
0.13%, 01/15/24	$46,033	$44,519,139
0.25%, 03/15/24	145,116	139,452,786
0.25%, 06/15/24	52,582	50,045,424
0.38%, 04/15/24	102,658	98,415,817
0.38%, 07/15/24	13,483	12,819,859
0.38%, 09/15/24	265,027	250,730,131
0.75%, 11/15/24	146,380	138,597,845
1.00%, 12/15/24	45,839	43,493,522
1.50%, 09/30/24	185,481	178,105,713
1.50%, 11/30/24	70,704	67,696,414
1.75%, 07/31/24	14,446	13,955,900
2.00%, 04/30/24	120,375	117,050,581
2.13%, 07/31/24	51,427	49,897,864
2.25%, 03/31/24	67,425	65,865,797
2.25%, 04/30/24	163,356	159,214,281
2.25%, 11/15/24	74,943	72,607,080
2.38%, 02/29/24	41,228	40,385,333
2.38%, 08/15/24	136,975	133,272,103
2.50%, 01/31/24	53,585	52,634,507
2.50%, 04/30/24	118,072	115,387,609
2.50%, 05/31/24	92,073	89,871,489
2.75%, 02/15/24	90,531	88,992,680

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 06/30/24	$113,299	$111,178,873
3.00%, 07/31/24	54,908	53,859,662
3.25%, 08/31/24	85,227	83,845,784

		2,271,896,193

Total Long-Term Investments — 98.5% (Cost: $2,278,806,452)		2,271,896,193

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	22,288	22,288,000

Total Short-Term Securities — 1.0% (Cost: $22,288,000)		22,288,000

Total Investments — 99.5% (Cost: $2,301,094,452)		2,294,184,193

Other Assets Less Liabilities — 0.5%		11,963,250

Net Assets — 100.0%		$2,306,147,443

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$6,958,000	$15,330,000	(a)	$—	$—	$—	$22,288,000	22,288	$223,167	(b)	$9

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$2,271,896,193	$—	$2,271,896,193
Short-Term Securities
Money Market Funds	22,288,000	—	—	22,288,000

	$22,288,000	$2,271,896,193	$—	$2,294,184,193

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2025 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.2%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$88,638	$82,013,925
0.25%, 06/30/25	37,281	34,454,158
0.25%, 08/31/25	98,093	90,142,102
0.25%, 09/30/25	1	1,102
0.25%, 10/31/25	6,281	5,745,826
0.38%, 04/30/25	35,460	32,977,800
0.38%, 11/30/25	84,184	77,093,579
1.13%, 01/15/25	62,198	59,032,599
1.13%, 02/28/25	11,853	11,227,203
1.50%, 02/15/25	87,127	83,100,207
1.75%, 03/15/25	66,356	63,525,502
2.63%, 03/31/25	26,646	25,933,011
2.63%, 04/15/25	43,364	42,171,490
2.75%, 05/15/25	73,245	71,385,556
2.75%, 06/30/25	54,512	53,113,196
2.88%, 05/31/25	17,730	17,324,149
2.88%, 06/15/25	85,824	83,855,692
2.88%, 07/31/25	58,251	56,913,340
3.00%, 07/15/25	48,728	47,717,275
3.00%, 09/30/25	77,089	75,490,299
3.00%, 10/31/25	55,292	54,145,123
3.50%, 09/15/25	24,232	24,012,298

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.00%, 12/15/25	$27,102	$27,226,065
4.13%, 01/31/25	20,000	19,968,750
4.25%, 10/15/25	30,853	31,108,300

		1,169,678,547

Total Long-Term Investments — 98.2% (Cost: $1,166,428,148)		1,169,678,547

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	15,560	15,560,000

Total Short-Term Securities — 1.3% (Cost: $15,560,000)		15,560,000

Total Investments — 99.5% (Cost: $1,181,988,148)		1,185,238,547

Other Assets Less Liabilities — 0.5%		6,098,888

Net Assets — 100.0%		$1,191,337,435

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,600,000	$13,960,000	(a)	$—	$—	$—	$15,560,000	15,560	$129,199	$2

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$1,169,678,547	$—	$1,169,678,547
Short-Term Securities
Money Market Funds	15,560,000	—	—	15,560,000

	$15,560,000	$1,169,678,547	$—	$1,185,238,547

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2026 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
0.38%, 01/31/26	$19,225	$17,523,673
0.50%, 02/28/26	21,495	19,622,584
0.63%, 07/31/26	4,102	3,719,868
0.75%, 03/31/26	25,145	23,111,975
0.75%, 04/30/26	17,501	16,033,015
0.75%, 05/31/26	25,113	22,954,053
0.75%, 08/31/26	9,618	8,740,370
0.88%, 06/30/26	26,984	24,741,047
0.88%, 09/30/26	5,576	5,082,219
1.13%, 10/31/26	17,960	16,472,504
1.25%, 11/30/26	16,892	15,542,052
1.38%, 08/31/26	4,369	4,054,715
1.50%, 08/15/26	22,327	20,824,475
1.63%, 05/15/26	20,438	19,216,134
1.63%, 11/30/26	8,710	8,126,191
1.88%, 07/31/26	9,492	8,965,396
2.00%, 11/15/26	17,851	16,875,565
2.25%, 03/31/26	8,879	8,517,944
2.38%, 04/30/26	754	725,283
3.88%, 01/15/26	3,140	3,145,429

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.00%, 02/15/26	$23,105	$23,236,770
4.63%, 03/15/26	19,702	20,173,001

		307,404,263

Total Long-Term Investments — 99.2% (Cost: $306,630,805)		307,404,263

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	1,080	1,080,000

Total Short-Term Securities — 0.3% (Cost: $1,080,000)		1,080,000

Total Investments — 99.5% (Cost: $307,710,805)		308,484,263

Other Assets Less Liabilities — 0.5%		1,538,923

Net Assets — 100.0%		$310,023,186

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$870,000	$210,000	(a)	$—	$—	$—	$1,080,000	1,080	$33,960	(b)	$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$307,404,263	$—	$307,404,263
Short-Term Securities
Money Market Funds	1,080,000	—	—	1,080,000

	$1,080,000	$307,404,263	$—	$308,484,263

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2027 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.9%
U.S. Treasury Note/Bond
0.38%, 09/30/27	$9,416	$8,198,908
0.50%, 04/30/27	9,800	8,681,805
0.50%, 05/31/27	12,761	11,275,451
0.50%, 08/31/27	16,012	14,054,107
0.50%, 10/31/27	19,443	16,990,425
0.63%, 03/31/27	9,016	8,045,371
0.63%, 11/30/27	6,880	6,035,862
1.50%, 01/31/27	20,789	19,249,130
1.88%, 02/28/27	12,514	11,737,366
2.25%, 02/15/27	9,551	9,093,589
2.25%, 08/15/27	9,185	8,708,907
2.25%, 11/15/27	13,622	12,882,900
2.38%, 05/15/27	9,134	8,718,498
2.50%, 03/31/27	9,271	8,896,539
2.75%, 04/30/27	11,138	10,784,234
2.75%, 07/31/27	16,896	16,345,833
3.25%, 06/30/27	16,895	16,673,185
4.13%, 09/30/27	13,192	13,490,366
4.13%, 10/31/27	10,420	10,662,288

		220,524,764

Total Long-Term Investments — 98.9% (Cost: $217,953,395)		220,524,764

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	600	$600,000

Total Short-Term Securities — 0.3% (Cost: $600,000)		600,000

Total Investments — 99.2% (Cost: $218,553,395)		221,124,764

Other Assets Less Liabilities — 0.8%		1,758,778

Net Assets — 100.0%		$222,883,542

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$190,000	$410,000	(a)	$—	$—	$—	$600,000	600	$9,730	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$220,524,764	$—	$220,524,764
Short-Term Securities
Money Market Funds	600,000	—	—	600,000

	$600,000	$220,524,764	$—	$221,124,764

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2028 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond
0.75%, 01/31/28	$7,388	$6,495,003
1.00%, 07/31/28	8,292	7,293,985
1.13%, 02/29/28	7,005	6,261,545
1.13%, 08/31/28	4,238	3,744,747
1.25%, 03/31/28	6,894	6,189,699
1.25%, 04/30/28	3,962	3,550,788
1.25%, 06/30/28	8,722	7,789,244
1.25%, 09/30/28	6,956	6,176,355
1.38%, 10/31/28	6,231	5,564,332
1.50%, 11/30/28	6,809	6,113,209
2.75%, 02/15/28	7,123	6,879,453
2.88%, 05/15/28	10,320	10,006,756
2.88%, 08/15/28	8,696	8,424,444
3.13%, 11/15/28	6,716	6,577,713
4.00%, 02/29/28	3,591	3,669,910

		94,737,183

Total Long-Term Investments — 98.7% (Cost: $95,520,140)		94,737,183

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	700	$700,000

Total Short-Term Securities — 0.7% (Cost: $700,000)		700,000

Total Investments — 99.4% (Cost: $96,220,140)		95,437,183

Other Assets Less Liabilities — 0.6%		579,472

Net Assets — 100.0%		$96,016,655

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$550,000	(a)	$—	$—	$—	$700,000	700	$7,481	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$94,737,183	$—	$94,737,183
Short-Term Securities
Money Market Funds	700,000	—	—	700,000

	$700,000	$94,737,183	$—	$95,437,183

See notes to financial statements

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2029 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.8%
U.S. Treasury Note/Bond
1.63%, 08/15/29	$4,922	$4,415,162
1.75%, 01/31/29	7,742	7,029,797
1.75%, 11/15/29	5,502	4,970,430
1.88%, 02/28/29	5,896	5,388,757
2.38%, 03/31/29	4,364	4,095,895
2.38%, 05/15/29	5,877	5,513,444
2.63%, 02/15/29	7,320	6,975,636
2.75%, 05/31/29	5,454	5,224,740
2.88%, 04/30/29	2,599	2,507,654
3.13%, 08/31/29	5,454	5,334,037
3.25%, 06/30/29	3,461	3,408,212
3.88%, 09/30/29	2,427	2,477,166
3.88%, 11/30/29	5,533	5,652,545
4.00%, 10/31/29	2,857	2,937,705

		65,931,180

Total Long-Term Investments — 98.8% (Cost: $65,440,310)		65,931,180

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	270	$270,000

Total Short-Term Securities — 0.4% (Cost: $270,000)		270,000

Total Investments — 99.2% (Cost: $65,710,310)		66,201,180

Other Assets Less Liabilities — 0.8%		563,922

Net Assets — 100.0%		$66,765,102

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$220,000	$ 50,000	(a)	$—	$—	$—	$270,000	270	$7,172	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$65,931,180	$—	$65,931,180
Short-Term Securities
Money Market Funds	270,000	—	—	270,000

	$270,000	$65,931,180	$—	$66,201,180

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2030 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$16,846	$13,895,646
0.63%, 08/15/30	19,981	16,398,141
0.88%, 11/15/30	20,776	17,341,718
1.50%, 02/15/30	15,512	13,688,216
3.50%, 01/31/30	4,875	4,877,476
3.63%, 03/31/30	3,500	3,532,266
4.00%, 02/28/30	8,210	8,463,126

		78,196,589

Total Long-Term Investments — 99.0% (Cost: $82,167,647)		78,196,589

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	290	290,000

Total Short-Term Securities — 0.4% (Cost: $290,000)		290,000

Total Investments — 99.4% (Cost: $82,457,647)		78,486,589

Other Assets Less Liabilities — 0.6%		509,199

Net Assets — 100.0%		$78,995,788

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$330,000	$—	$(40,000	)(a)	$—	$—	$290,000	290	$8,710	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$78,196,589	$—	$78,196,589
Short-Term Securities
Money Market Funds	290,000	—	—	290,000

	$290,000	$78,196,589	$—	$78,486,589

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2031 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
1.13%, 02/15/31	$19,659	$16,698,376
1.25%, 08/15/31	21,093	17,836,599
1.38%, 11/15/31	21,555	18,326,547
1.63%, 05/15/31	20,013	17,542,821
5.38%, 02/15/31	154	174,547

		70,578,890

Total Long-Term Investments — 99.1% (Cost: $71,442,494)		70,578,890

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	190	190,000

Total Short-Term Securities — 0.3% (Cost: $190,000)		190,000

Total Investments — 99.4% (Cost: $71,632,494)		70,768,890

Other Assets Less Liabilities — 0.6%		413,438

Net Assets — 100.0%		$71,182,328

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$160,000	(a)	$—	$—	$—	$190,000	190	$2,541	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$70,578,890	$—	$70,578,890
Short-Term Securities
Money Market Funds	190,000	—	—	190,000

	$190,000	$70,578,890	$—	$70,768,890

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) April 30, 2023	iShares® iBonds® Dec 2032 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.6%
U.S. Treasury Note/Bond
1.88%, 02/15/32	$20,651	$18,251,216
2.75%, 08/15/32	19,608	18,557,134
2.88%, 05/15/32	20,185	19,319,157
4.13%, 11/15/32	19,691	20,782,708

		76,910,215

Total Long-Term Investments — 98.6% (Cost: $75,944,903)		76,910,215

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	40	40,000

Total Short-Term Securities — 0.1% (Cost: $40,000)		40,000

Total Investments — 98.7% (Cost: $75,984,903)		76,950,215

Other Assets Less Liabilities — 1.3%		1,022,214

Net Assets — 100.0%		$77,972,429

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$ 40,000(a	)	$—	$—	$—	$40,000	40	$1,787	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$76,910,215	$—	$76,910,215
Short-Term Securities
Money Market Funds	40,000	—	—	40,000

	$40,000	$76,910,215	$—	$76,950,215

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF	iShares iBonds Dec 2025 Term Treasury ETF	iShares iBonds Dec 2026 Term Treasury ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,621,612,081	$2,271,896,193	$1,169,678,547	$307,404,263
Investments, at value — affiliated(c)	285,830,523	22,288,000	15,560,000	1,080,000
Cash	16,567	7,914	6,931	1,380
Receivables:
Investments sold	131,148,500	—	19,585,972	9,362,286
Securities lending income — affiliated	77,653	1,327	—	—
Capital shares sold	—	28,104	33,340	10,429
Dividends — affiliated	866,656	83,792	57,466	4,802
Interest — unaffiliated	12,545,026	11,967,447	6,654,923	1,365,598

Total assets	3,052,097,006	2,306,272,777	1,211,577,179	319,228,758

LIABILITIES
Collateral on securities loaned, at value	6,103,523	—	—	—
Payables:
Investments purchased	98,423,572	—	20,173,894	9,188,321
Investment advisory fees	149,109	125,334	65,850	17,251

Total liabilities	104,676,204	125,334	20,239,744	9,205,572

NET ASSETS	$2,947,420,802	$2,306,147,443	$1,191,337,435	$310,023,186

NET ASSETS CONSIST OF
Paid-in capital	$2,942,989,681	$2,310,196,067	$1,188,117,582	$314,217,431
Accumulated earnings (loss)	4,431,121	(4,048,624)	3,219,853	(4,194,245)

NET ASSETS	$2,947,420,802	$2,306,147,443	$1,191,337,435	$310,023,186

NET ASSET VALUE
Shares outstanding	118,900,000	96,300,000	50,650,000	13,400,000

Net asset value	$24.79	$23.95	$23.52	$23.14

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$2,625,384,178	$2,278,806,452	$1,166,428,148	$306,630,805
(b) Securities loaned, at value	$5,925,750	$—	$—	$—
(c) Investments, at cost — affiliated	$285,830,523	$22,288,000	$15,560,000	$1,080,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF	iShares iBonds Dec 2029 Term Treasury ETF	iShares iBonds Dec 2030 Term Treasury ETF

ASSETS
Investments, at value — unaffiliated(a)	$220,524,764	$94,737,183	$65,931,180	$78,196,589
Investments, at value — affiliated(b)	600,000	700,000	270,000	290,000
Cash	7,167	9,003	1,125	8,024
Receivables:
Investments sold	436,803	—	—	3,732,939
Securities lending income — affiliated	—	—	3	—
Capital shares sold	5,604	—	—	—
Dividends — affiliated	2,537	2,733	1,158	1,255
Interest — unaffiliated	1,319,132	572,941	565,399	315,014

Total assets	222,896,007	96,021,860	66,768,865	82,543,821

LIABILITIES
Payables:
Investments purchased	—	—	—	3,543,622
Investment advisory fees	12,465	5,205	3,763	4,411

Total liabilities	12,465	5,205	3,763	3,548,033

NET ASSETS	$222,883,542	$96,016,655	$66,765,102	$78,995,788

NET ASSETS CONSIST OF
Paid-in capital	$222,098,788	$97,755,444	$68,858,506	$85,682,403
Accumulated earnings (loss)	784,754	(1,738,789)	(2,093,404)	(6,686,615)

NET ASSETS	$222,883,542	$96,016,655	$66,765,102	$78,995,788

NET ASSET VALUE
Shares outstanding	9,800,000	4,250,000	3,000,000	3,900,000

Net asset value	$22.74	$22.59	$22.26	$20.26

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$217,953,395	$95,520,140	$65,440,310	$82,167,647
(b) Investments, at cost — affiliated	$600,000	$700,000	$270,000	$290,000

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

	iShares iBonds Dec 2031 Term Treasury ETF	iShares iBonds Dec 2032 Term Treasury ETF

ASSETS
Investments, at value — unaffiliated(a)	$70,578,890	$76,910,215
Investments, at value — affiliated(b)	190,000	40,000
Cash	3,642	1,498
Receivables:
Investments sold	—	182,585
Capital shares sold	22,736	—
Dividends — affiliated	527	186
Interest — unaffiliated	388,920	841,751

Total assets	71,184,715	77,976,235

LIABILITIES
Payables:
Investment advisory fees	2,387	3,806

Total liabilities	2,387	3,806

NET ASSETS	$71,182,328	$77,972,429

NET ASSETS CONSIST OF
Paid-in capital	$72,100,556	$77,129,064
Accumulated earnings (loss)	(918,228)	843,365

NET ASSETS	$71,182,328	$77,972,429

NET ASSET VALUE
Shares outstanding	3,350,000	3,250,000

Net asset value	$21.25	$23.99

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$71,442,494	$75,944,903
(b) Investments, at cost — affiliated	$190,000	$40,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF	iShares iBonds Dec 2025 Term Treasury ETF	iShares iBonds Dec 2026 Term Treasury ETF

INVESTMENT INCOME
Dividends — affiliated	$3,372,557	$220,034	$129,199	$33,920
Interest — unaffiliated	45,077,733	36,368,465	18,394,432	3,934,884
Securities lending income — affiliated — net	202,325	3,133	—	40

Total investment income	48,652,615	36,591,632	18,523,631	3,968,844

EXPENSES
Investment advisory	790,406	600,124	316,629	75,377

Total expenses	790,406	600,124	316,629	75,377

Less:
Investment advisory fees waived	(67,986)	(4,433)	(2,546)	(704)

Total expenses after fees waived	722,420	595,691	314,083	74,673

Net investment income	47,930,195	35,995,941	18,209,548	3,894,171

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16)	(1,478,551)	(990,845)	(2,184,987)
Capital gain distributions from underlying funds — affiliated	47	9	2	1
In-kind redemptions — unaffiliated(a)	21,863	37,362	73,297	—

	21,894	(1,441,180)	(917,546)	(2,184,986)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,615,169	3,427,292	9,530,660	6,595,268

	1,615,169	3,427,292	9,530,660	6,595,268

Net realized and unrealized gain	1,637,063	1,986,112	8,613,114	4,410,282

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,567,258	$37,982,053	$26,822,662	$8,304,453

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2023

	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF	iShares iBonds Dec 2029 Term Treasury ETF	iShares iBonds Dec 2030 Term Treasury ETF

INVESTMENT INCOME
Dividends — affiliated	$9,597	$7,215	$7,145	$8,710
Interest — unaffiliated	3,452,062	1,017,252	923,278	1,046,091
Securities lending income — affiliated — net	133	266	27	—

Total investment income	3,461,792	1,024,733	930,450	1,054,801

EXPENSES
Investment advisory	62,864	22,311	18,632	27,957

Total expenses	62,864	22,311	18,632	27,957

Less:
Investment advisory fees waived	(200)	(143)	(150)	(185)

Total expenses after fees waived	62,664	22,168	18,482	27,772

Net investment income	3,399,128	1,002,565	911,968	1,027,029

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(509,056)	(358,873)	(1,500,453)	(2,602,766)
In-kind redemptions — unaffiliated(a)	762,371	—	—	23,766

	253,315	(358,873)	(1,500,453)	(2,579,000)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,321,644	2,545,485	3,507,710	6,613,442

	5,321,644	2,545,485	3,507,710	6,613,442

Net realized and unrealized gain	5,574,959	2,186,612	2,007,257	4,034,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,974,087	$3,189,177	$2,919,225	$5,061,471

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2023

	iShares iBonds Dec 2031 Term Treasury	iShares iBonds Dec 2032 Term Treasury
	ETF	ETF (a)

INVESTMENT INCOME
Dividends — affiliated	$2,524	$1,615
Interest — unaffiliated	442,940	706,842
Securities lending income — affiliated — net	17	172

Total investment income	445,481	708,629

EXPENSES
Investment advisory	9,959	13,673

Total expenses	9,959	13,673

Less:
Investment advisory fees waived	(52)	(33)

Total expenses after fees waived	9,907	13,640

Net investment income	435,574	694,989

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,697)	(241,262)
In-kind redemptions — unaffiliated(b)	(65,745)	25,763

	(97,442)	(215,499)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	912,091	1,316,389

	912,091	1,316,389

Net realized and unrealized gain	814,649	1,100,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,250,223	$1,795,879

(a)	For the period from July 6, 2022 (commencement of operations) to October 31, 2022.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Dec 2023 Term Treasury ETF		iShares iBonds Dec 2024 Term Treasury ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,930,195	$5,731,117	$35,995,941	$4,964,637
Net realized gain (loss)	21,894	(2,581,389)	(1,441,180)	(3,283,265)
Net change in unrealized appreciation (depreciation)	1,615,169	(5,264,971)	3,427,292	(10,193,140)

Net increase (decrease) in net assets resulting from operations	49,567,258	(2,115,243)	37,982,053	(8,511,768)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(40,153,140)	(2,873,254)	(30,056,757)	(3,252,740)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,818,393,276	1,055,605,379	1,571,930,166	690,799,667

NET ASSETS
Total increase in net assets	1,827,807,394	1,050,616,882	1,579,855,462	679,035,159
Beginning of period	1,119,613,408	68,996,526	726,291,981	47,256,822

End of period	$2,947,420,802	$1,119,613,408	$2,306,147,443	$726,291,981

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2025 Term Treasury ETF		iShares iBonds Dec 2026 Term Treasury ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,209,548	$2,143,739	$3,894,171	$1,611,396
Net realized loss	(917,546)	(3,146,147)	(2,184,986)	(3,820,872)
Net change in unrealized appreciation (depreciation)	9,530,660	(6,017,310)	6,595,268	(5,559,470)

Net increase (decrease) in net assets resulting from operations	26,822,662	(7,019,718)	8,304,453	(7,768,946)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,197,257)	(1,262,837)	(3,275,300)	(1,311,849)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	840,902,281	325,469,098	183,313,101	114,300,076

NET ASSETS
Total increase in net assets	852,527,686	317,186,543	188,342,254	105,219,281
Beginning of period	338,809,749	21,623,206	121,680,932	16,461,651

End of period	$1,191,337,435	$338,809,749	$310,023,186	$121,680,932

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2027 Term Treasury ETF		iShares iBonds Dec 2028 Term Treasury ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,399,128	$798,957	$1,002,565	$326,234
Net realized gain (loss)	253,315	(2,558,637)	(358,873)	(620,076)
Net change in unrealized appreciation (depreciation)	5,321,644	(2,213,309)	2,545,485	(2,780,154)

Net increase (decrease) in net assets resulting from operations	8,974,087	(3,972,989)	3,189,177	(3,073,996)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,934,757)	(605,669)	(819,491)	(284,375)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	80,295,832	109,683,926	59,009,519	19,144,177

NET ASSETS
Total increase in net assets	86,335,162	105,105,268	61,379,205	15,785,806
Beginning of period	136,548,380	31,443,112	34,637,450	18,851,644

End of period	$222,883,542	$136,548,380	$96,016,655	$34,637,450

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2029 Term Treasury ETF			iShares iBonds Dec 2030 Term Treasury ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$911,968	$345,253	$1,027,029	$1,778,609
Net realized loss	(1,500,453)	(1,371,265)	(2,579,000)	(7,191,029)
Net change in unrealized appreciation (depreciation)	3,507,710	(2,134,090)	6,613,442	(10,440,330)

Net increase (decrease) in net assets resulting from operations	2,919,225	(3,160,102)	5,061,471	(15,852,750)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(816,422)	(257,403)	(1,167,385)	(1,460,782)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	26,292,084	24,275,915	723,648	88,198,943

NET ASSETS
Total increase in net assets	28,394,887	20,858,410	4,617,734	70,885,411
Beginning of period	38,370,215	17,511,805	74,378,054	3,492,643

End of period	$66,765,102	$38,370,215	$78,995,788	$74,378,054

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2031 Term Treasury ETF			iShares iBonds Dec 2032 Term Treasury ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Period From 07/06/22 to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$435,574	$276,465	$694,989	$40,162
Net realized loss	(97,442)	(1,356,335)	(215,499)	(100,405)
Net change in unrealized appreciation (depreciation)	912,091	(1,744,029)	1,316,389	(351,077)

Net increase (decrease) in net assets resulting from operations	1,250,223	(2,823,899)	1,795,879	(411,320)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(388,197)	(218,224)	(513,365)	(27,829)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	56,209,379	14,687,889	72,146,590	4,982,474

NET ASSETS
Total increase in net assets	57,071,405	11,645,766	73,429,104	4,543,325
Beginning of period	14,110,923	2,465,157	4,543,325	—

End of period	$71,182,328	$14,110,923	$77,972,429	$4,543,325

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Treasury ETF

	Six Months Ended				Period From
	04/30/23		Year Ended	Year Ended	02/25/20	(a)
	(unaudited)		10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$24.72		$25.55	$25.71	$24.99

Net investment income(b)	0.52		0.64	0.07	0.11
Net realized and unrealized gain (loss)(c)	0.01		(1.24)	(0.15)	0.70

Net increase (decrease) from investment operations	0.53		(0.60)	(0.08)	0.81

Distributions from net investment income(d)		(0.46)	(0.23)	(0.08)		(0.09)

Net asset value, end of period	$24.79		$24.72	$25.55	$25.71

Total Return(e)
Based on net asset value	2.17	%(f)	(2.39)%	(0.30)%	3.25	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.06	%(h)	0.07%	0.07%	0.07	%(h)

Net investment income	4.24	%(h)	2.55%	0.28%	0.63	%(h)

Supplemental Data
Net assets, end of period (000)	$2,947,421		$1,119,613	$68,997	$17,996

Portfolio turnover rate(i)	0	%(j)	29%	10%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Treasury ETF

	Six Months Ended				Period From
	04/30/23		Year Ended	Year Ended	02/25/20	(a)
	(unaudited)		10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$23.85		$25.54	$25.93	$25.04

Net investment income(b)	0.50		0.59	0.12	0.12
Net realized and unrealized gain (loss)(c)	0.03		(1.97)	(0.35)	0.87

Net increase (decrease) from investment operations	0.53		(1.38)	(0.23)	0.99

Distributions(d)
From net investment income		(0.43)	(0.31)	(0.14)		(0.10)
From net realized gain	—		—	(0.02)	—

Total distributions		(0.43)	(0.31)	(0.16)		(0.10)

Net asset value, end of period	$23.95		$23.85	$25.54	$25.93

Total Return(e)
Based on net asset value	2.24	%(f)	(5.43)%	(0.90)%	3.95	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Net investment income	4.20	%(h)	2.45%	0.46%	0.69	%(h)

Supplemental Data
Net assets, end of period (000)	$2,306,147		$726,292	$47,257	$12,964

Portfolio turnover rate(i)		3%	63%	112%		7%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Treasury ETF

	Six Months Ended				Period From
	04/30/23		Year Ended	Year Ended	02/25/20	(a)
	(unaudited)		10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$23.21		$25.44	$26.07	$25.07

Net investment income(b)	0.47		0.55	0.15	0.13
Net realized and unrealized gain (loss)(c)	0.25		(2.48)	(0.62)	0.97

Net increase (decrease) from investment operations	0.72		(1.93)	(0.47)	1.10

Distributions from net investment income(d)		(0.41)	(0.30)	(0.16)		(0.10)

Net asset value, end of period	$23.52		$23.21	$25.44	$26.07

Total Return(e)
Based on net asset value	3.16	%(f)	(7.64)%	(1.83)%	4.39	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Net investment income	4.03	%(h)	2.30%	0.58%	0.71	%(h)

Supplemental Data
Net assets, end of period (000)	$1,191,337		$338,810	$21,623	$15,642

Portfolio turnover rate(i)		7%	63%	15%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Treasury ETF

	Six Months Ended				Period From
	04/30/23		Year Ended	Year Ended	02/25/20	(a)
	(unaudited)		10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$22.53		$25.33	$26.15	$25.02

Net investment income(b)	0.41		0.50	0.16	0.12
Net realized and unrealized gain (loss)(c)	0.56		(2.95)	(0.82)	1.11

Net increase (decrease) from investment operations	0.97		(2.45)	(0.66)	1.23

Distributions from net investment income(d)		(0.36)	(0.35)	(0.16)		(0.10)

Net asset value, end of period	$23.14		$22.53	$25.33	$26.15

Total Return(e)
Based on net asset value	4.31	%(f)	(9.70)%	(2.55)%	4.90	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Net investment income	3.62	%(h)	2.11%	0.62%	0.69	%(h)

Supplemental Data
Net assets, end of period (000)	$310,023		$121,681	$16,462	$22,230

Portfolio turnover rate(i)		30%	76%	41%		5%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Treasury ETF

	Six Months Ended				Period From
	04/30/23		Year Ended	Year Ended	02/25/20	(a)
	(unaudited)		10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$22.02		$25.15	$26.19	$25.05

Net investment income(b)	0.42		0.45	0.20	0.12
Net realized and unrealized gain (loss)(c)	0.66		(3.24)	(1.06)	1.11

Net increase (decrease) from investment operations	1.08		(2.79)	(0.86)	1.23

Distributions from net investment income(d)		(0.36)	(0.34)	(0.18)		(0.09)

Net asset value, end of period	$22.74		$22.02	$25.15	$26.19

Total Return(e)
Based on net asset value	4.93	%(f)	(11.18)%	(3.31)%	4.92	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Net investment income	3.79	%(h)	1.92%	0.78%	0.66	%(h)

Supplemental Data
Net assets, end of period (000)	$222,884		$136,548	$31,443	$14,405

Portfolio turnover rate(i)		10%	58%	18%		45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Treasury ETF

	Six Months Ended				Period From
	04/30/23		Year Ended	Year Ended	02/25/20	(a)
	(unaudited)		10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$21.65		$25.14	$26.30	$25.14

Net investment income(b)	0.35		0.36	0.21	0.13
Net realized and unrealized gain (loss)(c)	0.89		(3.54)	(1.17)	1.13

Net increase (decrease) from investment operations	1.24		(3.18)	(0.96)	1.26

Distributions from net investment income(d)		(0.30)	(0.31)	(0.20)		(0.10)

Net asset value, end of period	$22.59		$21.65	$25.14	$26.30

Total Return(e)
Based on net asset value	5.75	%(f)	(12.70)%	(3.71)%	5.01	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07%	0.07	%(h)

Net investment income	3.15	%(h)	1.54%	0.83%	0.71	%(h)

Supplemental Data
Net assets, end of period (000)	$96,017		$34,637	$18,852	$14,467

Portfolio turnover rate(i)		5%	34%	73%		10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Treasury ETF

	Six Months Ended					Period From
	04/30/23		Year Ended	Year Ended		02/25/20	(a)
	(unaudited)		10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$21.32		$25.02	$26.27		$25.04

Net investment income(b)	0.37		0.39	0.19		0.14
Net realized and unrealized gain (loss)(c)	0.91		(3.81)	(1.25)		1.20

Net increase (decrease) from investment operations	1.28		(3.42)	(1.06)		1.34

Distributions from net investment income(d)		(0.34)	(0.28)	(0.19)			(0.11)

Net asset value, end of period	$22.26		$21.32	$25.02		$26.27

Total Return(e)
Based on net asset value	6.02	%(f)	(13.72)%	(4.08)%		5.35	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07%		0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07%		0.07	%(h)

Net investment income	3.43	%(h)	1.68%	0.74%		0.78	%(h)

Supplemental Data
Net assets, end of period (000)	$66,765		$38,370	$17,512		$23,645

Portfolio turnover rate(i)		27%	51%	0	%(j)		19%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Treasury ETF

	Six Months Ended					Period From
	04/30/23		Year Ended		Year Ended	07/14/20	(a)
	(unaudited)		10/31/22		10/31/21	to 10/31/20

Net asset value, beginning of period	$19.32		$23.28		$24.58	$25.06

Net investment income(b)	0.25		0.49		0.20	0.04
Net realized and unrealized gain (loss)(c)	0.99		(4.11)		(1.32)		(0.49)

Net increase (decrease) from investment operations	1.24		(3.62)		(1.12)		(0.45)

Distributions from net investment income(d)		(0.30)	(0.34)		(0.18)		(0.03)

Net asset value, end of period	$20.26		$19.32		$23.28	$24.58

Total Return(e)
Based on net asset value	6.46	%(f)	(15.69)%		(4.58)%	(1.81	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%		0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%		0.07%	0.07	%(h)

Net investment income	2.57	%(h)	2.36%		0.83%	0.53	%(h)

Supplemental Data
Net assets, end of period (000)	$78,996		$74,378		$3,493	$2,458

Portfolio turnover rate(i)		21%	0	%(j)	37%		36%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Treasury ETF

	Six Months Ended			Period From
	04/30/23		Year Ended	07/13/21	(a)
	(unaudited)		10/31/22	to 10/31/21

Net asset value, beginning of period	$20.16		$24.65	$24.91

Net investment income(b)	0.32		0.55	0.10
Net realized and unrealized gain (loss)(c)	1.09		(4.63)		(0.30)

Net increase (decrease) from investment operations	1.41		(4.08)		(0.20)

Distributions(d)
From net investment income		(0.32)	(0.39)		(0.06)
From net realized gain	—		(0.02)	—

Total distributions		(0.32)	(0.41)		(0.06)

Net asset value, end of period	$21.25		$20.16	$24.65

Total Return(e)
Based on net asset value	7.06	%(f)	(16.73)%	(0.81	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	3.06	%(h)	2.54%	1.29	%(h)

Supplemental Data
Net assets, end of period (000)	$71,182		$14,111	$2,465

Portfolio turnover rate(i)	0	%(j)	10%		26%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2032 Term Treasury ETF

	Six Months Ended		Period From
	04/30/23		07/06/22	(a)
	(unaudited)		to 10/31/22

Net asset value, beginning of period	$22.72		$24.88

Net investment income(b)	0.42		0.23
Net realized and unrealized gain (loss)(c)	1.21			(2.25)

Net increase (decrease) from investment operations	1.63			(2.02)

Distributions from net investment income(d)		(0.36)		(0.14)

Net asset value, end of period	$23.99		$22.72

Total Return(e)
Based on net asset value	7.21	%(f)	(8.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07	%(h)

Net investment income	3.56	%(h)	2.97	%(h)

Supplemental Data
Net assets, end of period (000)	$77,972		$4,543

Portfolio turnover rate(i)		20%		47%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Dec 2023 Term Treasury	Diversified	(a)
iBonds Dec 2024 Term Treasury	Diversified	(a)
iBonds Dec 2025 Term Treasury	Diversified	(a)
iBonds Dec 2026 Term Treasury	Diversified	(a)
iBonds Dec 2027 Term Treasury	Diversified	(a)
iBonds Dec 2028 Term Treasury	Diversified	(a)
iBonds Dec 2029 Term Treasury	Diversified	(a)
iBonds Dec 2030 Term Treasury	Diversified
iBonds Dec 2031 Term Treasury	Diversified
iBonds Dec 2032 Term Treasury	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g.,

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However,

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBonds Dec 2023 Term Treasury
Morgan Stanley	$5,925,750	$(6,103,523)		$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

iBonds Dec 2023 Term Treasury	$67,986
iBonds Dec 2024 Term Treasury	4,433
iBonds Dec 2025 Term Treasury	2,546
iBonds Dec 2026 Term Treasury	704
iBonds Dec 2027 Term Treasury	200
iBonds Dec 2028 Term Treasury	143
iBonds Dec 2029 Term Treasury	150
iBonds Dec 2030 Term Treasury	185
iBonds Dec 2031 Term Treasury	52
iBonds Dec 2032 Term Treasury	33

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

iBonds Dec 2023 Term Treasury	$54,955
iBonds Dec 2024 Term Treasury	1,293
iBonds Dec 2026 Term Treasury	10
iBonds Dec 2027 Term Treasury	57
iBonds Dec 2028 Term Treasury	86
iBonds Dec 2029 Term Treasury	12
iBonds Dec 2031 Term Treasury	7
iBonds Dec 2032 Term Treasury	42

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities

iShares ETF	Purchases	Sales

iBonds Dec 2023 Term Treasury	$—	$11,417,500
iBonds Dec 2024 Term Treasury	49,013,756	81,900,086
iBonds Dec 2025 Term Treasury	59,937,601	77,531,155
iBonds Dec 2026 Term Treasury	64,243,100	65,656,815
iBonds Dec 2027 Term Treasury	18,171,476	20,076,475
iBonds Dec 2028 Term Treasury	2,977,649	3,680,847
iBonds Dec 2029 Term Treasury	14,553,544	14,666,763
iBonds Dec 2030 Term Treasury	15,986,737	16,560,842
iBonds Dec 2031 Term Treasury	74,300	166,875
iBonds Dec 2032 Term Treasury	8,122,669	8,320,515

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBonds Dec 2023 Term Treasury	$1,806,661,455	$85,298,678
iBonds Dec 2024 Term Treasury	1,569,904,723	10,642,761
iBonds Dec 2025 Term Treasury	840,475,248	6,945,738
iBonds Dec 2026 Term Treasury	181,424,283	—
iBonds Dec 2027 Term Treasury	106,489,629	26,823,063
iBonds Dec 2028 Term Treasury	58,468,795	—
iBonds Dec 2029 Term Treasury	25,934,243	—
iBonds Dec 2030 Term Treasury	46,451,143	45,749,510
iBonds Dec 2031 Term Treasury	65,971,422	10,234,351
iBonds Dec 2032 Term Treasury	73,679,145	2,273,649

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

iBonds Dec 2023 Term Treasury	$2,465,334
iBonds Dec 2024 Term Treasury	3,359,772
iBonds Dec 2025 Term Treasury	3,020,179
iBonds Dec 2026 Term Treasury	3,710,490
iBonds Dec 2027 Term Treasury	2,719,932
iBonds Dec 2028 Term Treasury	847,789
iBonds Dec 2029 Term Treasury	1,277,102
iBonds Dec 2030 Term Treasury	316,247
iBonds Dec 2031 Term Treasury	66,828
iBonds Dec 2032 Term Treasury	100,311

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds Dec 2023 Term Treasury	$2,911,214,701	$26,736	$(3,798,833)	$(3,772,097)
iBonds Dec 2024 Term Treasury	2,301,094,452	—	(6,910,259)	(6,910,259)
iBonds Dec 2025 Term Treasury	1,181,988,148	3,404,840	(154,441)	3,250,399
iBonds Dec 2026 Term Treasury	307,710,805	1,552,371	(778,913)	773,458
iBonds Dec 2027 Term Treasury	218,553,395	2,571,835	(466)	2,571,369
iBonds Dec 2028 Term Treasury	96,220,140	185,440	(968,397)	(782,957)
iBonds Dec 2029 Term Treasury	65,710,310	713,522	(222,652)	490,870
iBonds Dec 2030 Term Treasury	82,458,545	288,602	(4,260,558)	(3,971,956)
iBonds Dec 2031 Term Treasury	71,634,394	868	(866,372)	(865,504)
iBonds Dec 2032 Term Treasury	75,984,997	965,312	(94)	965,218

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2023 Term Treasury
Shares sold	77,550,000	$1,915,994,766	43,750,000	$1,084,812,929
Shares redeemed	(3,950,000)	(97,601,490)	(1,150,000)	(29,207,550)

	73,600,000	$1,818,393,276	42,600,000	$1,055,605,379

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2024 Term Treasury
Shares sold	66,300,000	$1,582,662,862	28,600,000	$690,799,667
Shares redeemed	(450,000)	(10,732,696)	—	—

	65,850,000	$1,571,930,166	28,600,000	$690,799,667

iBonds Dec 2025 Term Treasury
Shares sold	36,350,000	$847,913,666	16,900,000	$400,527,356
Shares redeemed	(300,000)	(7,011,385)	(3,150,000)	(75,058,258)

	36,050,000	$840,902,281	13,750,000	$325,469,098

iBonds Dec 2026 Term Treasury
Shares sold	8,000,000	$183,313,101	6,050,000	$143,475,143
Shares redeemed	—	—	(1,300,000)	(29,175,067)

	8,000,000	$183,313,101	4,750,000	$114,300,076

iBonds Dec 2027 Term Treasury
Shares sold	4,800,000	$107,300,995	6,500,000	$145,216,995
Shares redeemed	(1,200,000)	(27,005,163)	(1,550,000)	(35,533,069)

	3,600,000	$80,295,832	4,950,000	$109,683,926

iBonds Dec 2028 Term Treasury
Shares sold	2,650,000	$59,009,519	850,000	$19,144,177

iBonds Dec 2029 Term Treasury
Shares sold	1,200,000	$26,292,084	1,550,000	$33,986,141
Shares redeemed	—	—	(450,000)	(9,710,226)

	1,200,000	$26,292,084	1,100,000	$24,275,915

iBonds Dec 2030 Term Treasury
Shares sold	2,350,000	$46,801,645	8,850,000	$187,513,182
Shares redeemed	(2,300,000)	(46,077,997)	(5,150,000)	(99,314,239)

	50,000	$723,648	3,700,000	$88,198,943

iBonds Dec 2031 Term Treasury
Shares sold	3,150,000	$66,526,612	1,500,000	$32,943,636
Shares redeemed	(500,000)	(10,317,233)	(900,000)	(18,255,747)

	2,650,000	$56,209,379	600,000	$14,687,889

	Six Months Ended 04/30/23		Period Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2032 Term Treasury
Shares sold	3,150,000	$74,450,018	200,000	$4,982,474
Shares redeemed	(100,000)	(2,303,428)	—	—

	3,050,000	$72,146,590	200,000	$4,982,474

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF, iShares iBonds Dec 2031 Term Treasury ETF and iShares iBonds Dec 2032 Term Treasury ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	53

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBonds Dec 2023 Term Treasury	$0.458847	$—	$—	$0.458847	100%	—%	—%	100%
iBonds Dec 2024 Term Treasury	0.433581	—	—	0.433581	100	—	—	100
iBonds Dec 2025 Term Treasury	0.413333	—	—	0.413333	100	—	—	100
iBonds Dec 2026 Term Treasury	0.362052	—	—	0.362052	100	—	—	100
iBonds Dec 2028 Term Treasury	0.296234	—	—	0.296234	100	—	—	100
iBonds Dec 2029 Term Treasury	0.340156	—	—	0.340156	100	—	—	100
iBonds Dec 2030 Term Treasury	0.303234	—	—	0.303234	100	—	—	100

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	55

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1024-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca

•  iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX

•  iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ

•  iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF

Investment Objective

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	4.88%	2.79%	3.07%	3.31%	2.79%	16.31%	36.49%
Fund Market	5.04	3.27	3.05	3.32	3.27	16.20	36.59
Index	5.05	3.05	3.46	3.65	3.05	18.54	40.76

The inception date of the Fund was October 15, 2013. The first day of secondary market trading was October 17, 2013.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,048.80	$ 1.52		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	4.9%
Ba	40.1
B	43.3
Caa	10.4
Ca	0.5
Not Rated	0.8

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	3.3%
1-2 Years	11.3
2-3 Years	29.0
3-4 Years	24.6
4-5 Years	31.5
5-6 Years	0.2
7-8 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF

Investment Objective

The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofA U.S. High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	5.88%	0.92%	3.03%	2.66%	0.92%	16.09%	15.57%
Fund Market	6.24	1.83	2.99	2.71	1.83	15.86	15.87
Index	5.84	1.02	3.09	2.76	1.02	16.45	16.21

The inception date of the Fund was October 25, 2017. The first day of secondary market trading was October 26, 2017.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofAUS High Yield Constrained Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA US High Yield Constrained Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA US High Yield Constrained Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,058.80	$ 0.77		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	4.7%
Ba	39.1
B	43.2
Caa	11.2
Ca	0.6
Not Rated	1.2

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	48.7%
5-10 Years	46.9
10-15 Years	1.7
15-20 Years	0.8
More than 20 Years	1.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF

Investment Objective

The iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US High Yield Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	4.80%	0.30%	2.65%	3.70%	0.30%	13.99%	28.37%
Fund Market	5.45	1.08	2.72	3.74	1.08	14.37	28.77
Index	4.88	0.44	2.89	3.96	0.44	15.28	30.65

The inception date of the Fund was June 14, 2016. The first day of secondary market trading was June 16, 2016.

Index performance through September 14, 2020 reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil&Gas Index. Index performance beginning on September 15, 2020 reflects the performance of the Bloomberg MSCI US High Yield Choice ESG Screened Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,048.00	$ 1.78		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	1.6%
Ba	46.4
B	42.0
Caa	7.8
Ca	1.4
C	0.1
Not Rated	0.7

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	0.2%
1-5 Years	42.9
5-10 Years	52.8
10-15 Years	1.7
15-20 Years	0.4
More than 20 Years	2.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® Fallen Angels USD Bond ETF

Investment Objective

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg U.S. High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	6.47%	(0.38)%	3.96%	5.57%	(0.38)%	21.45%	45.16%
Fund Market	7.25	0.75	4.09	5.60	0.75	22.18	45.46
Index	6.49	(0.28)	4.60	6.11	(0.28)	25.24	50.34

The inception date of the Fund was June 14, 2016. The first day of secondary market trading was June 16, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,064.70	$ 1.28		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	18.9%
Ba	58.7
B	15.1
Caa	3.2
Ca	0.6
Not Rated	3.5

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	0.9%
1-5 Years	44.5
5-10 Years	24.5
10-15 Years	12.2
15-20 Years	7.3
More than 20 Years	10.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(a)(b)	$3,925	$3,881,089
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 08/15/23)(a)(b)	11,615	10,482,658
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/24)(b)	5,355	4,953,717
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	6,301	5,832,875
6.25%, 06/15/25 (Call 06/15/23)(a)(b)	4,119	4,131,151
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	4,096	3,440,640
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)(b)	9,325	7,229,673

		39,951,803

Aerospace & Defense — 3.5%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	6,825	6,465,987
7.13%, 06/15/26 (Call 06/15/23)(a)	11,195	11,140,654
7.50%, 03/15/25 (Call 05/29/23)(a)(b)	3,820	3,820,000
7.88%, 04/15/27 (Call 04/15/24)(a)(b)	16,959	16,919,994
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/23)(a)(b)	4,885	4,073,938
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	8,359	8,365,102
6.88%, 05/01/25 (Call 04/01/25)	5,802	5,972,712
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)(b)	4,590	4,315,690
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	9,386	8,882,500
5.75%, 10/15/27 (Call 07/15/27)(a)	9,455	9,389,170
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/24)(a)(b)	10,715	10,647,871
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/23)	24,225	23,256,000
6.25%, 03/15/26 (Call 03/15/24)(a)(b)	39,950	40,145,755
6.38%, 06/15/26 (Call 06/15/23)	9,077	9,059,935
7.50%, 03/15/27 (Call 03/15/24)	4,859	4,883,295
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)(b)	4,782	4,813,681
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/23)(b)	5,082	4,722,027
9.00%, 03/15/28 (Call 03/15/25)(a)	10,850	10,964,901

		187,839,212

Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/24)(a)(b)	4,490	4,400,797
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/23)(a)	5,496	5,532,977

		9,933,774

Airlines — 2.7%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	11,187	10,361,959
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	4,987	4,943,364
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	4,838	4,548,325
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)	6,415	6,238,587
11.75%, 07/15/25(a)	23,769	26,138,769
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	32,022	31,461,615
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	8,564	8,281,816
4.38%, 04/19/28 (Call 01/19/28)	917	864,273

Security	Par (000)	Value

Airlines (continued)
7.38%, 01/15/26 (Call 12/15/25)(b)	$8,191	$8,633,601
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	11,399	10,620,961
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	9,916	10,015,439
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	3,159	3,121,096
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)(b)	18,788	17,941,050

		143,170,855

Apparel — 0.3%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	8,345	7,875,594
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	5,693	5,234,264
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(a)	4,556	4,499,050

		17,608,908

Auto Manufacturers — 4.8%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/23)(a)(b)	3,645	3,487,584
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	10,798	10,609,035
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	9,300	8,983,510
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	8,290	7,731,668
2.70%, 08/10/26 (Call 07/10/26)	9,441	8,378,887
2.90%, 02/16/28 (Call 12/16/27)	4,525	3,908,469
3.10%, 05/04/23(b)	2,500	2,496,892
3.37%, 11/17/23(b)	6,810	6,706,647
3.38%, 11/13/25 (Call 10/13/25)	13,341	12,391,788
3.66%, 09/08/24	4,974	4,799,740
3.81%, 01/09/24 (Call 11/09/23)(b)	5,378	5,289,337
3.82%, 11/02/27 (Call 08/02/27)(b)	4,760	4,275,729
4.06%, 11/01/24 (Call 10/01/24)(b)	9,903	9,634,530
4.13%, 08/04/25	9,206	8,744,204
4.13%, 08/17/27 (Call 06/17/27)	8,055	7,392,154
4.27%, 01/09/27 (Call 11/09/26)	5,679	5,266,247
4.38%, 08/06/23(b)	3,810	3,792,515
4.39%, 01/08/26(b)	8,008	7,588,581
4.54%, 08/01/26 (Call 06/01/26)	4,986	4,701,856
4.69%, 06/09/25 (Call 04/09/25)	4,121	3,983,084
4.95%, 05/28/27 (Call 04/28/27)	9,242	8,768,795
5.13%, 06/16/25 (Call 05/16/25)	11,355	11,065,131
5.58%, 03/18/24 (Call 02/18/24)	9,666	9,602,740
6.80%, 05/12/28 (Call 04/12/28)	7,500	7,504,500
6.95%, 03/06/26 (Call 02/06/26)	8,360	8,435,994
7.35%, 11/04/27 (Call 10/04/27)	9,011	9,291,494
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	4,690	3,941,166
5.88%, 01/15/28 (Call 01/15/24)(a)	6,030	5,192,734
7.75%, 10/15/25 (Call 10/15/23)(a)	6,761	6,727,280
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/24)(a)(b)	5,295	5,109,675
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	5,646	4,668,693
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(a)	4,500	4,187,380
1.85%, 09/16/26 (Call 08/16/26)(a)	9,100	7,766,096
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	7,100	6,252,908
2.75%, 03/09/28 (Call 01/09/28)(a)	5,100	4,246,827

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(a)	$3,240	$3,031,408
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	21,700	19,878,315

		255,833,593

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(a)(b)	6,982	6,711,448
7.00%, 04/15/28 (Call 04/15/25)(b)	4,475	4,592,034
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/24)(b)	4,574	4,238,726
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)	4,398	4,408,181
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)(b)	8,651	8,601,722
6.75%, 05/15/28 (Call 05/15/25)	2,100	2,104,594
8.50%, 05/15/27 (Call 05/15/23)(a)(b)	17,809	17,917,457
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(a)	3,617	3,581,621
Dana Inc., 5.38%, 11/15/27 (Call 11/15/23)(b)	3,679	3,459,198
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	4,525	4,196,938
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	6,643	6,289,260
5.00%, 05/31/26 (Call 05/31/23)(b)	8,495	8,257,055
9.50%, 05/31/25 (Call 05/31/23)	8,105	8,325,198
ZF North America Capital Inc.
4.75%, 04/29/25(a)	9,681	9,475,178
6.88%, 04/14/28 (Call 03/14/28)(a)	1,205	1,238,981

		93,397,591

Banks — 1.2%
Commerzbank AG, 8.13%, 09/19/23(a)	9,754	9,687,425
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	5,955	4,823,550
7.63%, 05/01/26 (Call 05/01/23)(a)	5,376	4,596,480
8.13%, 11/15/24 (Call 05/30/23)(a)	3,932	3,798,917
8.25%, 04/15/25 (Call 05/30/23)(a)	4,951	4,604,430
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	17,856	17,416,837
5.71%, 01/15/26(a)(b)	13,725	13,221,327
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28 (Call 04/17/25)(b)	2,190	2,192,737
Popular Inc., 7.25%, 03/13/28 (Call 02/13/28)(b)	3,525	3,502,410

		63,844,113

Building Materials — 0.8%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	4,774	4,583,040
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)(b)	8,450	7,757,753
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(a)	2,318	2,190,916
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/30/23)(a)	3,818	3,686,454
4.88%, 12/15/27 (Call 12/15/23)(a)	3,915	3,422,322
Masonite International Corp., 5.38%, 02/01/28 (Call 05/30/23)(a)(b)	4,525	4,362,554
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	9,490	8,858,068
5.00%, 02/15/27 (Call 02/15/24)(a)	7,737	7,408,177

		42,269,284

Chemicals — 1.9%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	6,307	6,003,476

Security	Par (000)	Value

Chemicals (continued)
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(a)	$6,383	$6,379,808
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	4,566	4,406,601
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	4,532	4,215,256
Cornerstone Chemical Co., 10.25%, 09/01/27	2,944	2,638,315
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/24)(a)(b)	4,417	4,033,527
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/24)(a)(b)	5,088	4,695,206
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(a)	3,235	2,950,882
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)(b)	6,681	6,380,355
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	10,170	10,030,213
5.00%, 05/01/25 (Call 01/31/25)(a)	4,777	4,619,789
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	9,620	8,726,141
Olin Corp., 5.13%, 09/15/27 (Call 03/15/24)	4,560	4,409,260
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/30/23)(a)	5,515	5,376,036
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)(b)	4,146	3,689,940
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	7,215	6,645,087
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	3,125	2,816,094
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/23)(a)(b)	5,592	4,684,978
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)(b)	7,164	6,803,024

		99,503,988

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(a)	3,835	3,825,391

Commercial Services — 4.8%
ADT Security Corp. (The), 4.13%, 06/15/23(b)	3,238	4,483,885
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	3,675	3,482,637
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	5,186	4,723,305
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)	4,217	3,641,028
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 07/15/26 (Call 07/15/23)(a)	17,934	17,261,475
9.75%, 07/15/27 (Call 07/15/23)(a)(b)	9,585	8,914,050
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/23)(a)	4,485	4,199,081
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(a)(b)	4,855	3,854,870
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(a)	5,824	5,830,394
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	3,850	3,455,375
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	7,432	7,046,462
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	9,435	8,511,094
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)(b)	5,640	5,340,375
5.50%, 07/15/25 (Call 06/18/23)(a)(b)	4,145	4,116,115
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)	5,625	4,721,203
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)(b)	6,285	6,355,643
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(b)	5,058	4,640,500
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	4,035	4,055,175

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
9.50%, 11/01/27 (Call 11/01/23)(a)	$5,584	$5,354,933
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)(b)	3,590	3,548,902
Grand Canyon University, 4.13%, 10/01/24	4,391	4,182,668
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)(b)	11,005	10,489,979
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)(b)	4,776	4,310,818
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	3,650	3,470,694
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/24)(a)	3,902	3,538,230
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	3,840	3,825,600
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)	5,007	4,998,968
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	9,186	8,220,214
5.25%, 04/15/24(a)	7,229	7,188,524
5.75%, 04/15/26(a)(b)	12,355	12,253,071
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	12,194	11,399,485
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 05/30/23)(a)	7,618	6,770,497
9.25%, 04/15/25 (Call 03/16/25)(a)	7,339	6,770,228
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	5,070	4,442,588
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 12/15/23)(b)	5,010	4,846,724
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(a)(b)	4,131	3,885,784
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	6,970	6,530,019
United Rentals North America Inc.
3.88%, 11/15/27 (Call 05/09/23)	6,900	6,477,375
4.88%, 01/15/28 (Call 01/15/24)	9,800	9,437,541
5.50%, 05/15/27 (Call 05/15/23)	5,100	5,063,139
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)	9,850	9,915,785
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/24)(a)	8,020	7,539,522

		259,093,955

Computers — 1.3%
NCR Corp., 5.75%, 09/01/27 (Call 09/01/23)(a)(b)	4,845	4,742,355
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)	5,224	4,949,893
8.25%, 02/01/28 (Call 02/01/24)(a)	5,050	4,759,625
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/24)(a)	3,700	3,494,650
Seagate HDD Cayman
4.75%, 06/01/23	5,300	5,288,337
4.75%, 01/01/25	4,230	4,103,100
4.88%, 03/01/24 (Call 01/01/24)	4,998	4,928,562
4.88%, 06/01/27 (Call 03/01/27)(b)	4,561	4,367,728
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	4,447	2,985,827
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	11,602	12,258,948
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	20,779	19,762,462

		71,641,487

Cosmetics & Personal Care — 0.2%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)	8,510	8,314,695
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	4,266	4,247,336
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(a)(b)	440	260,387

		12,822,418

Security	Par (000)	Value

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/24)(a)	$6,380	$5,882,360
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)(b)	5,894	5,407,745
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/23)(a)(b)	3,618	3,417,111
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/23)(a)(b)	3,671	3,657,922
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(a)(b)	1,275	1,319,625
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)(b)	4,930	4,948,487
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	5,855	294,214
9.00%, 11/15/26 (Call 11/15/23)(a)(b)	9,112	883,864

		25,811,328

Diversified Financial Services — 3.8%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/23)(a)(b)	3,083	3,076,905
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)(b)	4,575	4,251,685
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	4,561	4,686,427
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	9,648	9,370,620
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	3,300	3,102,000
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	3,940	3,498,523
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(a)	3,570	3,418,442
6.63%, 03/15/26 (Call 03/15/24)(b)	3,661	3,522,980
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	7,020	6,949,449
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/23)(a)(b)	3,786	3,644,154
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/23)(a)(b)	2,875	2,274,911
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)(b)	5,515	5,247,971
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/24)(a)	4,777	4,036,565
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/23)(a)(b)	4,670	3,304,025
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/23)(a)(b)	3,580	3,377,428
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/24)(a)	5,692	5,382,276
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	4,000	3,434,638
5.00%, 03/15/27 (Call 09/15/26)	6,879	6,190,294
5.88%, 10/25/24	4,910	4,825,784
6.13%, 03/25/24	8,112	8,041,831
6.75%, 06/25/25	5,147	5,074,253
6.75%, 06/15/26(b)	4,587	4,484,509
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	6,865	5,845,891
6.13%, 03/15/24 (Call 09/15/23)	12,596	12,405,580
6.63%, 01/15/28 (Call 07/15/27)(b)	7,500	6,971,394
6.88%, 03/15/25(b)	11,264	11,051,599
7.13%, 03/15/26(b)	14,686	14,333,775
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	3,776	3,518,000
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/23)(a)	6,414	6,054,688

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/24)(a)(b)	$3,631	$3,253,062
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	3,880	3,884,026
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)	10,569	9,396,768
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	4,519	3,954,125
4.20%, 10/29/25 (Call 09/29/25)	4,464	4,123,620
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	7,776	7,406,640
5.75%, 06/15/27 (Call 06/15/24)(a)	4,606	4,225,113
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27 (Call 04/26/24)(a)(b)	4,666	4,429,201

		202,049,152

Electric — 2.1%
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/24)(a)	11,130	10,378,956
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	9,000	8,322,943
5.25%, 06/01/26 (Call 06/01/23)(a)	4,515	4,395,456
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/24)(a)(b)	8,000	7,626,000
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	3,760	3,611,492
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(a)	4,600	4,526,768
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)	13,862	13,480,795
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	4,750	4,453,479
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	6,793	6,687,165
4.25%, 09/15/24 (Call 07/15/24)(a)	5	4,778
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	5,135	4,838,971
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/24)(b)	7,725	7,539,014
6.63%, 01/15/27 (Call 07/15/23)(b)	3,279	3,287,395
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/30/23)(a)(b)	3,405	3,252,728
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/23)(a)(b)	11,998	11,427,238
5.50%, 09/01/26 (Call 09/01/23)(a)	9,565	9,422,721
5.63%, 02/15/27 (Call 02/15/24)(a)(b)	11,651	11,359,725

		114,615,624

Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/23)(a)	13,831	14,062,669

Electronics — 0.3%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(a)(b)	3,990	3,602,305
Sensata Technologies BV
5.00%, 10/01/25(a)	6,811	6,712,593
5.63%, 11/01/24(a)	3,507	3,514,005

		13,828,903

Energy - Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(a)(b)	6,807	5,815,447
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	3,611	3,272,469
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	6,381	6,109,807

		15,197,723

Security	Par (000)	Value

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	$9,203	$9,020,954
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/24)(a)	9,152	7,896,793
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(b)	9,558	8,936,730
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/24)(a)	3,353	3,164,753
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	3,523	3,414,368
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)(b)	3,820	3,862,975
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(a)(b)	4,685	3,399,108

		39,695,681

Entertainment — 4.0%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)(b)	4,940	4,446,988
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/24)(a)(b)	4,175	4,084,985
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/23)(a)	31,301	31,390,671
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	16,622	16,954,440
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)(b)	9,017	9,117,314
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	4,520	4,329,256
5.50%, 05/01/25 (Call 05/01/23)(a)	8,922	8,894,757
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)	6,890	6,537,921
5.50%, 04/01/27 (Call 04/01/24)(a)(b)	5,445	5,313,857
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/24)(a)(b)	4,021	3,835,029
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)	7,000	6,744,784
6.25%, 01/15/27 (Call 07/15/26)(a)	6,645	6,736,369
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	4,479	4,534,495
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	4,710	4,231,982
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	9,125	8,463,437
4.88%, 11/01/24 (Call 05/30/23)(a)(b)	5,066	5,049,852
6.50%, 05/15/27 (Call 05/15/23)(a)	11,110	11,313,424
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	3,906	3,716,894
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/15/23)(a)(b)	5,774	5,713,950
8.00%, 02/01/26 (Call 02/01/24)(a)(b)	10,571	9,461,045
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(a)(b)	3,700	3,370,915
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	3,574	3,404,235
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/24)(a)(b)	3,596	3,408,181
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(a)(b)	2,996	2,815,491
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/23)(a)	5,272	5,397,164
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/30/23)(a)(b)	9,090	9,091,954
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	4,551	4,351,894
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)(b)	3,648	3,689,415
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/23)(a)	3,175	2,952,750
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	7,040	6,705,600

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/30/23)(a)(b)	$5,935	$5,984,676

		212,043,725

Environmental Control — 0.6%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/23)(a)(b)	4,940	4,787,813
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/23)(a)(b)	6,657	6,424,604
4.25%, 06/01/25 (Call 06/01/23)(a)	4,950	4,818,225
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	4,468	4,405,926
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(a)	4,496	3,737,300
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/23)(a)	5,741	5,725,417
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/24)(a)(b)	4,470	4,183,082

		34,082,367

Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	7,276	6,877,348
4.63%, 01/15/27 (Call 01/15/24)(a)(b)	12,217	11,804,676
5.88%, 02/15/28 (Call 08/15/23)(a)(b)	3,930	3,880,875
6.50%, 02/15/28 (Call 02/15/25)(a)	6,905	7,013,887
7.50%, 03/15/26 (Call 03/15/24)(a)	5,634	5,817,387
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/30/23)	8,650	8,174,250
5.25%, 09/15/27 (Call 03/01/24)(b)	5,157	4,520,239
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/30/23)(a)(b)	5,096	5,006,820
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/23)(a)	3,390	2,118,750
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/23)(a)	9,825	9,632,389
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/23)(a)(b)	8,166	8,145,789
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	8,735	8,535,050
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	4,123	4,093,941
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(a)(b)	4,594	3,654,665
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/24)(a)(b)	8,774	8,822,016

		98,098,082

Food Service — 0.6%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(a)(b)	5,943	5,890,554
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	10,370	9,864,463
6.38%, 05/01/25 (Call 05/01/23)(a)(b)	13,696	13,745,466

		29,500,483

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	6,320	6,145,912
5.63%, 05/20/24 (Call 03/20/24)	6,481	6,447,179
5.75%, 05/20/27 (Call 02/20/27)	5,092	4,815,098
5.88%, 08/20/26 (Call 05/20/26)	5,835	5,642,687

		23,050,876

Health Care - Products — 0.2%
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/24)(a)	3,450	3,355,125
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/23)(b)	4,764	4,598,987

		7,954,112

Health Care - Services — 3.7%
Akumin Inc., 7.00%, 11/01/25 (Call 05/29/23)(a)	4,286	3,432,320
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/23)(a)	4,956	4,757,760

Security	Par (000)	Value

Health Care - Services (continued)
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	$17,209	$15,896,814
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	19,519	19,328,899
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	6,175	6,122,062
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	7,300	6,895,461
5.75%, 09/15/25 (Call 09/15/23)(b)	3,355	3,349,483
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/23)(a)(b)	5,585	3,445,977
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	9,686	9,516,495
5.00%, 05/15/27 (Call 05/15/23)(a)(b)	9,735	9,495,811
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/30/23)(a)(b)	5,346	4,532,963
6.75%, 04/15/25 (Call 04/15/24)(a)(b)	5,710	5,495,875
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	4,664	4,459,950
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)(b)	7,985	7,249,382
Quorum Health Corp., 11.63%, 04/15/23	2,653	—
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	13,116	10,932,186
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)(b)	7,482	5,254,494
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(b)	11,621	11,359,527
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 05/30/23)(a)	305	305,196
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 05/30/23)	7,532	7,466,095
4.63%, 09/01/24 (Call 09/01/23)	5,801	5,764,744
4.88%, 01/01/26 (Call 03/01/24)	19,044	18,761,317
5.13%, 11/01/27 (Call 11/01/23)(b)	13,470	13,092,369
6.25%, 02/01/27 (Call 02/01/24)(b)	13,664	13,602,512
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/24)(a)	6,764	6,055,659

		196,573,351

Holding Companies - Diversified — 1.0%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	4,757	4,753,872
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	9,731	9,609,363
5.25%, 05/15/27 (Call 11/15/26)	13,682	12,900,518
6.25%, 05/15/26 (Call 05/15/23)	11,593	11,419,337
6.38%, 12/15/25 (Call 05/30/23)(b)	6,988	6,934,467
Stena AB, 7.00%, 02/01/24(a)	3,702	3,689,038
Stena International SA, 6.13%, 02/01/25 (Call 02/01/24)(a)(b)	3,151	3,079,422

		52,386,017

Home Builders — 1.0%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/23)(b)	3,251	3,009,207
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/23)(a)(b)	5,458	5,000,892
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/23)(b)	4,885	4,916,704
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/23)(a)(b)	4,566	4,177,605
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	3,636	3,355,410
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)	2,900	2,728,871

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/23)(a)(b)	$4,685	$4,357,099
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	4,006	4,051,826
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/24)	4,125	3,779,016
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	4,330	4,265,310
5.88%, 06/15/27 (Call 03/15/27)(a)	4,570	4,554,761
Taylor Morrison Communities Inc./Taylor Morrison
Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	3,361	3,352,597
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	4,391	4,387,194

		51,936,492

Household Products & Wares — 0.2%
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	4,332	4,027,677
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	4,959	4,366,908
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/23)(b)	4,394	4,361,045

		12,755,630

Housewares — 0.6%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/23)(a)(b)	6,607	5,814,160
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	18,644	17,805,020
4.88%, 06/01/25 (Call 05/01/25)	4,496	4,373,046
6.38%, 09/15/27 (Call 06/15/27)(b)	4,636	4,569,937

		32,562,163

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 05/30/23)(a)(b)	8,466	8,085,030
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	4,024	4,097,276
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	7,210	6,659,877
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	12,528	11,698,020
6.75%, 04/15/28 (Call 04/15/25)(a)	1,825	1,822,810
AssuredPartners Inc., 7.00%, 08/15/25 (Call 05/30/23)(a)	4,515	4,476,656
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(a)(b)	4,588	4,486,146
Hub International Ltd., 7.00%, 05/01/26 (Call 05/01/23)(a)(b)	15,662	15,590,373
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	3,771	3,836,993
USI Inc./NY, 6.88%, 05/01/25 (Call 05/30/23)(a)(b)	5,690	5,640,953

		66,394,134

Internet — 1.9%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)	4,341	3,619,309
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	5,061	4,725,709
7.00%, 06/15/27 (Call 06/15/24)(a)	4,336	4,303,914
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(a)	9,714	9,606,213
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/23)(a)(b)	5,455	5,247,055
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	4,812	3,512,760
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/23)(a)(b)	4,125	3,882,656
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)(b)	7,295	4,934,555

Security	Par (000)	Value

Internet (continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)(b)	$3,461	$3,008,737
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)(b)	8,283	8,348,767
Rakuten Group Inc., 10.25%, 11/30/24 (Call 11/28/23)(a)	8,600	8,428,000
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(a)(b)	4,355	4,382,219
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	4,655	4,697,360
7.50%, 05/15/25 (Call 05/15/23)(a)	9,429	9,570,435
7.50%, 09/15/27 (Call 09/15/23)(a)(b)	11,231	11,618,469
8.00%, 11/01/26 (Call 11/01/23)(a)	13,874	14,213,819

		104,099,977

Iron & Steel — 0.6%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/23)(b)	3,270	3,206,235
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/23)(a)(b)	5,191	5,008,504
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(b)	5,249	5,142,326
6.75%, 03/15/26 (Call 03/15/24)(a)	8,000	8,136,000
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	5,755	5,848,519
8.13%, 05/01/27 (Call 05/01/23)(a)(b)	6,820	6,888,200

		34,229,784

Leisure Time — 1.4%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/30/23)(a)	4,073	3,229,825
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	8,710	8,524,912
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	4,636	4,612,820
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	3,232	3,039,023
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)	5,544	5,215,287
5.88%, 03/15/26 (Call 12/15/25)(a)	13,202	11,386,725
5.88%, 02/15/27 (Call 02/15/24)(a)	9,947	9,363,608
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	6,385	6,451,045
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	3,900	3,153,800
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(b)	7,496	6,401,509
13.00%, 05/15/25 (Call 05/15/23)(a)(b)	6,761	7,126,869
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)(b)	6,075	5,414,059

		73,919,482

Lodging — 3.6%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/23)(b)	9,370	9,038,443
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(a)(b)	3,750	3,450,000
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	5,226	4,729,669
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/23)(a)(b)	4,865	4,858,919
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	5,465	5,393,894
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	4,740	4,484,956
3.20%, 08/08/24 (Call 07/08/24)(b)	15,594	15,126,180
3.50%, 08/18/26 (Call 06/18/26)	9,265	8,687,188
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)(b)	8,980	8,502,758
5.25%, 04/26/26 (Call 04/26/24)(a)	4,437	4,104,225
5.63%, 07/17/27 (Call 07/17/23)(a)	5,616	5,066,755

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	$6,856	$6,225,062
5.25%, 06/18/25 (Call 05/09/23)(a)	4,396	4,207,152
5.38%, 05/15/24 (Call 05/15/23)(a)(b)	7,359	7,240,313
5.88%, 05/15/26 (Call 05/15/23)(a)(b)	6,460	6,172,673
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	3,585	3,430,397
5.50%, 04/15/27 (Call 01/15/27)	6,287	6,147,370
5.75%, 06/15/25 (Call 03/15/25)(b)	6,334	6,323,549
6.75%, 05/01/25 (Call 05/01/23)	7,238	7,315,730
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/24)(a)(b)	6,649	6,110,431
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)(b)	3,144	2,966,364
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/23)(a)(b)	4,970	4,616,460
6.50%, 01/15/28 (Call 07/15/23)(a)	4,290	3,703,082
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	3,729	3,677,316
6.60%, 10/01/25 (Call 07/01/25)(b)	3,196	3,198,258
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	6,131	6,118,615
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	8,425	8,086,231
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	16,615	16,381,996
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/09/23)(a)	5,209	5,040,715
5.50%, 01/15/26 (Call 06/15/23)(a)	9,330	8,660,417
5.50%, 10/01/27 (Call 10/01/23)(a)(b)	6,736	6,003,460

		195,068,578

Machinery — 0.3%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/23)(a)	6,126	5,495,467
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	14,114	13,167,757

		18,663,224

Manufacturing — 0.6%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/23)(a)(b)	4,141	4,072,225
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	3,680	3,601,800
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/30/23)(a)(b)	4,582	4,202,610
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	7,161	6,419,109
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(a)(b)	5,174	5,142,480
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	3,480	3,385,970
5.75%, 06/15/25 (Call 06/15/23)(b)	4,125	4,130,156
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	3,513	3,433,829

		34,388,179

Media — 7.2%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)(b)	10,425	8,439,472
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/23)(b)	7,513	6,968,307
5.00%, 04/01/24 (Call 05/30/23)	3,981	3,921,643
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/23)(a)	22,970	21,275,962
5.13%, 05/01/27 (Call 05/01/23)(a)(b)	29,551	27,925,695
5.50%, 05/01/26 (Call 05/01/23)(a)	7,365	7,232,803
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/30/23)(a)	5,642	5,653,158
CSC Holdings LLC
5.25%, 06/01/24	7,212	7,031,700

Security	Par (000)	Value

Media (continued)
5.38%, 02/01/28 (Call 02/01/24)(a)(b)	$9,175	$7,523,500
5.50%, 04/15/27 (Call 04/15/24)(a)	12,105	10,349,775
11.25%, 05/15/28 (Call 05/15/25)(a)	1,665	1,658,756
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(a)(b)	3,646	2,670,695
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	33,871	29,721,802
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	24,978	19,076,947
5.88%, 11/15/24	18,264	15,129,655
7.75%, 07/01/26(b)	18,444	10,651,410
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	31,945	30,227,956
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/23)(a)(b)	6,521	5,542,850
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	7,031	5,686,602
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	4,750	3,693,125
5.25%, 08/15/27 (Call 08/15/23)(a)	7,015	5,531,328
6.38%, 05/01/26 (Call 05/01/23)	7,315	6,255,057
8.38%, 05/01/27 (Call 05/01/23)(b)	9,770	6,397,229
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/23)(a)	10,645	10,153,334
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/23)(a)(b)	3,566	3,299,896
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)	16,470	15,468,295
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)(b)	8,391	6,525,801
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	4,191	3,015,425
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	9,373	8,388,835
5.00%, 08/01/27 (Call 08/01/23)(a)	13,985	12,866,200
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	8,500	7,556,925
4.75%, 03/15/26 (Call 03/15/24)(a)(b)	6,425	6,149,890
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/23)(a)	7,200	6,731,100
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/24)(a)(b)	5,226	4,868,777
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/09/23)(a)	13,310	13,090,651
6.63%, 06/01/27 (Call 06/01/23)(a)	13,794	13,300,175
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)	4,375	3,936,042
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	7,250	6,563,570
Videotron Ltd.
5.13%, 04/15/27 (Call 04/15/24)(a)(b)	5,951	5,750,278
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	5,990	5,973,485
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/24)(a)(b)	6,111	5,800,023

		388,004,129

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/23)(a)(b)	3,719	3,533,050

Mining — 1.1%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)	6,790	6,776,662
6.13%, 02/15/28 (Call 02/15/24)(a)(b)	8,000	7,900,000
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/23)(a)(b)	4,557	4,402,821
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	5,428	5,165,285

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	$7,064	$7,028,435
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)(b)	4,775	4,778,049
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/24)(a)(b)	4,425	3,890,313
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	3,587	3,450,694
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	7,169	6,545,781
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)(b)	3,923	3,810,410
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(a)(b)	3,516	3,251,231

		56,999,681

Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	3,796	2,926,526
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)(b)	7,340	7,001,479

		9,928,005

Oil & Gas — 7.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/24)(a)(b)	7,314	7,138,178
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)(b)	5,615	5,443,518
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,495	4,626,639
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/24)(a)(b)	3,679	3,496,016
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(a)(b)	5,941	6,006,767
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)	5,521	5,667,580
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 04/01/24)(a)(b)	3,195	3,157,459
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/24)(a)(b)	5,051	4,998,385
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	13,025	13,081,984
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	6,327	6,179,106
7.00%, 06/15/25 (Call 06/15/23)(a)	10,700	10,646,500
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)(b)	3,843	3,629,073
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/24)(a)	3,111	3,068,379
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)(b)	2,850	2,847,328
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/23)(a)(b)	11,242	11,101,475
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)	5,953	5,760,540
5.75%, 02/15/28 (Call 02/15/24)(a)	3,600	3,216,960
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	5,171	5,050,257
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)(b)	8,050	8,020,304
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	6,705	6,524,635
4.88%, 03/30/26 (Call 12/30/25)(a)	6,090	5,623,608
5.38%, 03/30/28 (Call 09/30/27)(a)	4,775	4,265,934
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/29/23)(a)(b)	4,213	4,107,675
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(b)	20	20,050
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)(b)	4,808	4,820,020
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	4,801	4,387,436

Security	Par (000)	Value

Oil & Gas (continued)
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	$7,330	$7,009,789
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	5,481	5,253,813
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)(b)	4,113	4,143,848
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 05/30/23)(a)	4,807	4,793,324
6.13%, 06/30/25 (Call 03/30/25)(a)	5,306	5,169,370
6.50%, 06/30/27 (Call 12/30/26)(a)	5,425	5,160,027
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)	3,558	3,455,708
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/23)(b)	6,349	6,222,020
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	1,095	1,101,406
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/24)(a)(b)	5,330	5,463,250
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	6,627	6,210,949
10.50%, 05/15/27 (Call 05/15/23)(a)	4,737	4,609,145
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/23)(b)	5,055	4,990,549
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	4,451	4,335,789
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	6,517	6,321,490
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/23)(a)	4,940	4,663,360
7.50%, 01/15/28 (Call 01/15/24)(a)(b)	3,810	3,477,101
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(a)	8,210	8,119,434
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)(b)	7,750	7,677,150
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	3,601	3,591,727
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)(b)	1,580	1,532,450
5.50%, 12/01/25 (Call 09/01/25)(b)	5,090	5,112,930
5.55%, 03/15/26 (Call 12/15/25)(b)	8,470	8,545,120
5.88%, 09/01/25 (Call 06/01/25)(b)	6,000	6,089,112
6.95%, 07/01/24(b)	284	288,582
8.50%, 07/15/27 (Call 01/15/27)(b)	4,610	5,076,209
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	4,711	4,590,796
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	4,705	4,232,148
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)(b)	6,100	5,628,648
7.25%, 06/15/25 (Call 06/15/23)	7,065	7,038,506
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	7,300	7,106,153
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	3,521	3,780,772
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	3,000	2,102,000
Puma International Financing SA
5.00%, 01/24/26 (Call 05/09/23)(a)	6,767	6,099,504
5.13%, 10/06/24 (Call 05/09/23)(a)	5,703	5,472,785
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	7,287	7,195,912
SM Energy Co.
6.63%, 01/15/27 (Call 01/15/24)(b)	3,930	3,822,627
6.75%, 09/15/26 (Call 09/15/23)(b)	3,986	3,926,210
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(b)	4,024	4,029,731
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	4,385	3,727,360

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 03/15/24)(b)	$1,716	$1,685,445
6.00%, 04/15/27 (Call 04/15/24)(b)	6,555	6,520,521
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	6,318	6,649,695
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)	4,419	4,238,042
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/23)(a)(b)	3,158	3,007,995
7.50%, 01/15/26 (Call 01/15/24)(a)	4,993	4,593,560
8.00%, 02/01/27 (Call 02/01/24)(a)	5,728	5,091,619
11.50%, 01/30/27 (Call 07/30/23)(a)	6,420	6,577,097
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(b)	4,009	3,922,796
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	4,745	4,828,038
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(a)(b)	3,913	3,791,494

		390,958,912

Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)(b)	7,250	6,959,565
6.88%, 04/01/27 (Call 04/01/24)(a)	4,686	4,618,283
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	3,650	3,480,959
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,646	4,033,328
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/24)(a)(b)	3,706	3,574,726
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)(b)	5,954	5,925,183
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 05/09/23)(a)	4,256	4,244,775
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	3,666	3,593,780
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	6,515	6,448,547
6.88%, 09/01/27 (Call 09/01/23)	6,976	6,790,090
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/23)(a)(b)	5,198	5,358,695

		55,027,931

Packaging & Containers — 3.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)	5,935	5,916,824
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)	11,119	10,471,985
5.25%, 04/30/25 (Call 04/30/23)(a)	6,289	6,189,162
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	16,211	13,840,141
Ball Corp.
4.00%, 11/15/23	9,931	9,834,669
4.88%, 03/15/26 (Call 12/15/25)(b)	7,054	6,983,460
5.25%, 07/01/25	9,597	9,587,163
6.88%, 03/15/28 (Call 11/15/24)(b)	5,900	6,136,319
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	4,360	4,310,466
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)	4,060	3,841,070
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	3,598	3,469,039
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(b)	7,765	7,625,036

Security	Par (000)	Value

Packaging & Containers (continued)
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	$3,225	$2,942,221
LABL Inc.
6.75%, 07/15/26 (Call 07/15/23)(a)	6,277	6,215,333
10.50%, 07/15/27 (Call 07/15/23)(a)(b)	6,476	6,152,200
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)(b)	24,910	25,257,245
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	12,288	11,681,096
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	6,044	6,066,665
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	9,275	8,359,094
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	4,214	3,950,994
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	3,828	3,828,032
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	3,536	3,543,984
6.13%, 02/01/28 (Call 02/01/24)(a)	6,902	7,014,848
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	4,350	4,067,250
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	9,705	9,429,014
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	6,291	6,064,650

		192,777,960

Pharmaceuticals — 2.8%
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/24)(a)(b)	6,980	5,612,880
Bausch Health Companies Inc.
6.13%, 02/01/27 (Call 02/01/24)(a)	9,325	6,756,400
9.00%, 12/15/25 (Call 12/15/23)(a)(b)	7,030	5,908,915
Bausch Health Cos. Inc.
5.50%, 11/01/25 (Call 05/29/23)(a)	16,650	14,485,500
5.75%, 08/15/27 (Call 08/15/23)(a)	4,665	3,234,974
11.00%, 09/30/28(a)	590	479,611
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)	4,809	4,394,897
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(a)(b)	5,598	5,367,782
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(a)(b)	5,850	6,010,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 10.00%, 04/15/25 (Call 04/15/24)(a)(b)	4,686	3,889,380
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)(b)	4,811	4,426,120
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(a)	4,386	3,517,024
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	6,855	6,638,353
4.38%, 03/15/26 (Call 12/15/25)	6,626	6,394,090
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	4,969	4,556,884
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/24)(a)	3,860	3,750,794
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	3,034	3,011,245
3.15%, 10/01/26(b)	31,622	28,659,414
4.75%, 05/09/27 (Call 02/09/27)(b)	10,776	10,110,555
6.00%, 04/15/24 (Call 01/15/24)(b)	8,702	8,682,964
6.75%, 03/01/28 (Call 12/01/27)(b)	10,950	10,966,425
7.13%, 01/31/25 (Call 10/31/24)(b)	1,600	1,632,000

		148,487,082

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	$5,982	$5,772,630
5.75%, 01/15/28 (Call 01/15/24)(a)(b)	5,815	5,633,281
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	5,457	5,603,023
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/23)(a)(b)	5,828	5,875,199
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	5,481	4,987,710
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	4,538	4,354,851
4.13%, 12/01/27 (Call 09/01/27)	4,207	3,773,887
4.15%, 07/01/23 (Call 05/30/23)	5,810	5,787,911
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	3,925	3,566,844
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)(b)	5,755	5,520,723
5.75%, 04/01/25 (Call 05/30/23)	5,045	4,974,160
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(a)(b)	4,600	4,531,000
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	4,065	3,936,628
4.85%, 07/15/26 (Call 04/15/26)	4,511	4,394,372
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	4,646	4,222,053
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	3,575	3,508,678
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	8,531	8,318,578
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	4,561	4,536,951
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	4,501	4,546,010
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/23)	4,905	4,794,638
7.75%, 02/01/28 (Call 02/01/24)	6,400	6,304,000
8.00%, 01/15/27 (Call 01/15/24)	9,369	9,355,040
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/23)(b)	3,676	3,551,494
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 02/15/24)(a)	7,261	7,161,615
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	4,275	3,975,750
6.38%, 04/15/27 (Call 04/15/24)(a)	4,030	3,985,756
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/01/24)(a)	3,737	3,503,438
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)(b)	2,500	2,443,438
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)(b)	13,569	12,483,480
6.75%, 09/15/25 (Call 09/15/23)(a)	11,410	10,890,160
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	18,501	17,829,182
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 05/30/23)	3,464	3,216,324
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/23)(a)(b)	4,588	4,305,654
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	5,040	4,838,623
5.75%, 10/01/25 (Call 07/01/25)	5,460	5,379,004
6.00%, 06/01/26 (Call 03/01/26)	4,454	4,372,447
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,667	3,477,966

Security	Par (000)	Value

Pipelines (continued)
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	$3,455	$3,253,962
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)(b)	7,225	6,947,140
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)	6,760	6,304,827
6.00%, 03/01/27 (Call 03/01/24)(a)(b)	4,146	3,995,241
7.50%, 10/01/25 (Call 10/01/23)(a)	5,255	5,314,592

		231,528,260

Real Estate — 0.3%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/23)(a)(b)	5,943	5,419,273
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/30/23)(a)(b)	5,830	5,727,975
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	5,458	5,433,576

		16,580,824

Real Estate Investment Trusts — 3.7%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	3,740	3,117,291
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	6,903	5,711,801
5.75%, 05/15/26 (Call 05/15/23)(a)(b)	8,440	7,676,918
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)(b)	4,650	2,865,563
9.75%, 06/15/25 (Call 06/15/23)	4,848	4,635,900
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	4,595	3,514,256
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	8,997	7,962,345
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	3,646	3,547,616
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/23)(a)(b)	10,535	10,082,325
5.25%, 03/15/28 (Call 12/27/23)(a)	7,900	7,599,306
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/24)(a)(b)	6,130	5,225,825
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/23)(b)	12,669	10,655,262
5.25%, 08/01/26 (Call 08/01/23)(b)	4,485	4,001,741
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/23)(a)	5,226	4,777,191
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	3,265	2,093,681
4.25%, 05/15/24 (Call 02/15/24)(b)	3,331	3,146,751
4.50%, 02/01/25 (Call 11/01/24)(b)	6,206	5,274,065
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/23)(a)	6,326	6,357,630
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/23)(b)	6,330	5,993,719
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)(b)	4,464	4,149,122
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/24)(b)	13,925	12,967,656
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	3,580	2,793,504
4.35%, 10/01/24 (Call 09/01/24)	7,268	6,958,201
4.50%, 03/15/25 (Call 09/15/24)	3,734	3,480,310

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.65%, 03/15/24 (Call 09/15/23)	$3,455	$3,385,900
4.75%, 10/01/26 (Call 08/01/26)	4,370	3,758,812
4.95%, 02/15/27 (Call 08/15/26)	3,466	2,937,435
5.25%, 02/15/26 (Call 08/15/25)(b)	3,254	2,895,751
5.50%, 12/15/27 (Call 09/15/27)	4,126	3,628,601
7.50%, 09/15/25 (Call 06/15/25)	7,072	6,948,240
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,595	3,107,990
3.75%, 12/31/24 (Call 09/30/24)(a)	3,584	3,352,832
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	4,611	3,966,198
4.75%, 03/15/25 (Call 09/15/24)	4,801	4,533,200
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 10.50%, 02/15/28 (Call 09/15/25)(a)(b)	23,880	22,715,850
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(a)	4,650	4,578,741

		200,397,529

Retail — 3.2%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/23)(a)(b)	13,900	13,026,385
4.38%, 01/15/28 (Call 11/15/23)(a)	7,515	7,062,221
5.75%, 04/15/25 (Call 04/15/24)(a)(b)	4,701	4,722,057
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	3,765	3,690,215
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/24)(b)	2,106	1,933,396
Bath & Body Works Inc., 5.25%, 02/01/28(b)	4,575	4,372,185
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	2,980	2,916,675
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)(b)	6,301	5,985,950
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)(b)	4,263	4,332,274
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)	6,925	6,561,437
8.50%, 10/30/25 (Call 10/30/23)(a)	5,726	5,455,332
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)	5,000	5,006,250
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/24)(a)	5,606	5,213,580
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(a)(b)	5,049	4,515,910
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(a)(b)	6,580	6,658,345
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	6,925	6,818,710
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)(b)	3,160	2,954,600
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	3,725	3,481,886
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/24)(a)(b)	7,701	7,233,164
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)(b)	10,336	9,643,488
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	3,211	2,762,198
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/23)(b)	5,344	5,104,346
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)(b)	4,400	4,159,144
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	5,607	4,114,136
4.85%, 04/01/24	5,858	5,055,161
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)(b)	6,209	6,155,758
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/23)(a)	3,426	3,173,734
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(a)	6,767	6,141,052

Security	Par (000)	Value

Retail (continued)
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	$18,460	$15,593,162
10.75%, 04/15/27 (Call 04/15/24)(a)(b)	9,174	6,224,273
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 03/01/24)	3,186	3,106,529

		173,173,553

Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/24)(a)(b)	4,865	4,884,460
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)	4,581	4,282,851
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/24)(a)	2,875	2,628,169

		11,795,480

Software — 1.5%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)	3,625	3,611,406
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(b)	4,310	4,191,475
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/23)(a)(b)	5,295	5,301,619
9.13%, 03/01/26 (Call 09/01/23)(a)(b)	3,329	3,252,909
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(a)(b)	6,601	6,267,863
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/23)	15	11,139
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/23)(a)	5,816	4,129,360
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	3,633	3,627,972
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/24)(a)	8,405	7,458,597
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	4,622	4,459,171
4.00%, 02/15/28 (Call 02/15/24)(a)	4,600	4,283,796
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	18,581	18,024,731
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)	16,119	12,169,845
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/30/23)(a)	4,084	3,428,559

		80,218,442

Telecommunications — 4.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	10,150	6,242,757
10.50%, 05/15/27 (Call 05/15/23)(a)	14,359	10,613,814
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/23)(a)	10,075	7,934,566
8.13%, 02/01/27 (Call 08/01/23)(a)	16,044	14,333,870
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)	11,295	9,910,891
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/24)(a)(b)	13,910	13,289,600
8.25%, 03/01/27 (Call 03/01/24)(a)(b)	9,235	7,157,125
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)(b)	6,825	4,692,188
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	11,732	11,028,080
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	19,336	18,431,849
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)(b)	10,725	9,868,072
Hughes Satellite Systems Corp.
5.25%, 08/01/26	7,045	6,737,768
6.63%, 08/01/26(b)	7,096	6,705,720
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	11,341	10,915,712
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	6,635	5,175,300
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	5,189	4,968,468

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/24)(a)	$11,402	$7,582,330
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	5,006	5,325,133
Sprint LLC
7.13%, 06/15/24	18,148	18,442,905
7.63%, 02/15/25 (Call 11/15/24)(b)	7,329	7,555,833
7.63%, 03/01/26 (Call 11/01/25)(b)	14,595	15,445,597
7.88%, 09/15/23	21,062	21,224,177
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	13,980	13,691,830
ViaSat Inc.
5.63%, 09/15/25 (Call 05/09/23)(a)(b)	6,361	6,075,642
5.63%, 04/15/27 (Call 04/15/24)(a)	5,871	5,445,352
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/30/23)(a)(b)	13,608	10,341,229
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	2,000	1,280,000

		260,415,808

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(a)(b)	5,632	5,322,240
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	2,685	2,698,761

		8,021,001

Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(a)(b)	6,375	5,711,067
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	5,595	5,449,721
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/23)(a)	4,321	593,003
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(a)	3,363	3,466,202

		15,219,993

Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/23)(a)	6,406	6,327,869
9.75%, 08/01/27 (Call 08/01/23)(a)	3,886	4,056,418
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 06/01/23)(b)	8,028	6,844,201

		17,228,488

Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/24)(a)	3,773	3,622,080

Total Corporate Bonds & Notes — 98.2% (Cost: $5,498,435,502)		5,267,622,316

Security	Shares (000)	Value

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(c)	26	$—

Total Common Stocks — 0.0% (Cost $2,673,769)		—

Total Long-Term Investments — 98.2% (Cost: $5,501,109,271)		5,267,622,316

Short-Term Securities

Money Market Funds — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	893,011	893,279,223
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	16,390	16,390,000

Total Short-Term Securities — 16.9% (Cost: $909,257,949)		909,669,223

Total Investments — 115.1% (Cost: $6,410,367,220)		6,177,291,539

Liabilities in Excess of Other Assets — (15.1)%		(810,965,743)

Net Assets — 100.0%		$5,366,325,796

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,015,499,020	$—	$(122,916,089	)(a)	$214,616	$481,676	$893,279,223	893,011	$4,563,019	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	57,659,000	—	(41,269,000	)(a)	—	—	16,390,000	16,390	896,832		46

					$214,616	$481,676	$909,669,223		$5,459,851		$46

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 0-5 Year High Yield Corporate Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,267,622,316	$—	$5,267,622,316
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	909,669,223	—	—	909,669,223

	$909,669,223	$5,267,622,316	$—	$6,177,291,539

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$5,735	$4,462,174
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(a)(b)	2,665	2,637,071
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	9,345	8,440,988
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	7,923	5,862,974
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	7,534	5,716,762
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	4,209	3,625,569
3.75%, 02/15/28 (Call 02/15/24)	4,299	3,944,475
4.00%, 02/15/30 (Call 02/15/25)(b)	4,126	3,701,641
4.88%, 01/15/29 (Call 01/15/24)(b)	3,044	2,877,809
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/24)(a)	1,776	639,360
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	3,819	3,270,988
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	3,690	3,115,207
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	4,806	4,437,428
6.25%, 06/15/25 (Call 06/15/23)(a)(b)	2,260	2,261,949
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	8,369	7,276,009
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	3,475	2,916,683
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)	7,598	5,890,729

		71,077,816

Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	5,795	5,496,227
7.13%, 06/15/26 (Call 06/15/23)(a)	8,955	8,926,856
7.45%, 05/01/34(a)(b)	3,768	4,159,872
7.50%, 03/15/25 (Call 05/29/23)(a)	2,182	2,182,154
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	5,780	5,684,722
7.88%, 04/15/27 (Call 04/15/24)(a)(b)	13,838	13,797,326
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	5,385	4,832,511
5.13%, 10/01/24 (Call 07/01/24)	5,788	5,764,368
5.90%, 02/01/27(b)	4,966	5,083,088
5.95%, 02/01/37	4,649	4,730,646
6.75%, 01/15/28(b)	2,430	2,560,911
6.88%, 05/01/25 (Call 04/01/25)	4,409	4,540,858
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)	3,974	3,736,315
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	7,407	6,999,615
5.75%, 10/15/27 (Call 07/15/27)(a)	7,665	7,649,398
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	2,288	2,143,128
4.60%, 06/15/28 (Call 03/15/28)(b)	5,297	4,493,839
7.50%, 04/15/25 (Call 04/15/24)(a)(b)	9,262	9,201,771
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	6,890	7,406,142
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	9,109	8,243,645
4.88%, 05/01/29 (Call 05/01/24)(b)	5,592	5,081,749
5.50%, 11/15/27 (Call 11/15/23)(b)	19,869	19,067,902
6.25%, 03/15/26 (Call 03/15/24)(a)	32,639	32,793,290
6.38%, 06/15/26 (Call 06/15/23)	7,074	7,064,400

Security	Par (000)	Value

Aerospace & Defense (continued)
6.75%, 08/15/28 (Call 02/15/25)(a)	$15,915	$16,162,335
7.50%, 03/15/27 (Call 03/15/24)	4,254	4,275,232
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	3,972	3,996,503
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/23)(b)	3,656	3,400,555
9.00%, 03/15/28 (Call 03/15/25)(a)	9,230	9,356,636

		218,831,994

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)	3,717	3,642,276
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	7,817	7,733,081
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/24)(a)(b)	1,796	1,643,340
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	6,872	6,147,903
10.50%, 11/01/26 (Call 11/01/23)(a)	3,943	3,969,497

		23,136,097

Airlines — 1.7%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	8,929	8,265,427
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	4,460	4,404,811
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3,686	3,471,937
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)	5,700	5,544,011
11.75%, 07/15/25(a)	18,622	20,485,301
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	26,031	25,562,281
5.75%, 04/20/29(a)	22,537	21,417,051
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	6,336	6,111,181
3.75%, 10/28/29 (Call 07/28/29)(b)	3,617	3,235,347
4.38%, 04/19/28 (Call 01/19/28)(b)	3,243	3,056,527
7.38%, 01/15/26 (Call 12/15/25)(b)	6,747	7,111,129
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	9,574	8,919,317
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	8,292	8,372,851
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	2,544	2,500,472
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	15,012	14,336,748
4.63%, 04/15/29 (Call 10/15/25)(a)	14,943	13,523,817

		156,318,208

Apparel — 0.4%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)	2,812	2,374,537
4.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,624	2,327,645
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	6,800	6,408,400
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	4,530	4,637,130
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a) .	3,202	2,720,937
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	3,772	3,188,981
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	4,631	4,250,538
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(a)(b)	3,448	3,404,900

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	$4,239	$3,523,669

		32,836,737

Auto Manufacturers — 3.1%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	7,583	6,472,793
4.75%, 10/01/27 (Call 10/01/23)(a)(b)	2,737	2,607,677
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	3,921	3,861,440
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	8,660	8,510,665
Ford Holdings LLC, 9.30%, 03/01/30	1,466	1,667,575
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	12,212	9,470,610
4.35%, 12/08/26 (Call 09/08/26)(b)	7,567	7,350,982
4.75%, 01/15/43	9,812	7,371,743
5.29%, 12/08/46 (Call 06/08/46)(b)	6,198	5,012,736
6.10%, 08/19/32 (Call 05/19/32)(b)	8,545	8,149,203
6.63%, 10/01/28(b)	2,217	2,256,795
7.40%, 11/01/46(b)	1,755	1,786,555
7.45%, 07/16/31(b)	5,140	5,409,763
9.63%, 04/22/30 (Call 01/22/30)(b)	2,145	2,494,335
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	6,205	5,776,807
2.70%, 08/10/26 (Call 07/10/26)	7,465	6,621,480
2.90%, 02/16/28 (Call 12/16/27)(b)	3,757	3,252,174
2.90%, 02/10/29 (Call 12/10/28)	3,760	3,119,466
3.38%, 11/13/25 (Call 10/13/25)	10,470	9,723,064
3.63%, 06/17/31 (Call 03/17/31)	5,030	4,146,532
3.66%, 09/08/24	3,615	3,487,688
3.82%, 11/02/27 (Call 08/02/27)	3,721	3,336,232
4.00%, 11/13/30 (Call 08/13/30)	8,209	7,038,938
4.06%, 11/01/24 (Call 10/01/24)	7,275	7,068,586
4.13%, 08/04/25	7,076	6,695,927
4.13%, 08/17/27 (Call 06/17/27)	6,265	5,748,506
4.27%, 01/09/27 (Call 11/09/26)	4,602	4,260,415
4.39%, 01/08/26	6,094	5,789,836
4.54%, 08/01/26 (Call 06/01/26)	3,825	3,606,705
4.69%, 06/09/25 (Call 04/09/25)	3,182	3,076,126
4.95%, 05/28/27 (Call 04/28/27)(b)	7,385	6,983,937
5.11%, 05/03/29 (Call 02/03/29)(b)	7,405	6,899,765
5.13%, 06/16/25 (Call 05/16/25)	8,615	8,386,183
6.80%, 05/12/28 (Call 04/12/28)	5,900	5,903,528
6.95%, 03/06/26 (Call 02/06/26)	6,565	6,625,247
7.35%, 11/04/27 (Call 10/04/27)	7,570	7,784,246
7.35%, 03/06/30 (Call 01/06/30)	5,695	5,849,679
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	3,716	3,111,671
5.50%, 07/15/29 (Call 07/15/24)(a)	3,850	3,187,220
5.88%, 01/15/28 (Call 01/15/24)(a)	4,900	4,236,580
7.75%, 10/15/25 (Call 10/15/23)(a)	5,390	5,352,184
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/24)(a)	3,989	3,849,345
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	4,720	3,851,520
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(a)	7,450	6,357,237
2.45%, 09/15/28 (Call 07/15/28)(a)	2,670	2,144,520
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	5,825	5,133,312
2.75%, 03/09/28 (Call 01/09/28)(a)	4,400	3,661,282

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(a)	$3,828	$3,581,333
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	18,470	16,926,005
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	18,640	16,395,024
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)(b)	4,554	4,314,915
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	3,058	2,660,750

		288,366,837

Auto Parts & Equipment — 1.6%
Adient Global Holdings, 8.25%, 04/15/31 (Call 04/15/26)	3,855	3,948,711
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(a)(b)	6,187	5,944,701
7.00%, 04/15/28 (Call 04/15/25)(b)	3,925	4,024,817
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	4,560	3,786,439
6.50%, 04/01/27 (Call 04/01/24)(b)	4,171	3,865,683
6.88%, 07/01/28 (Call 07/01/23)	3,003	2,702,580
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)	3,379	3,383,757
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)	6,425	6,393,342
6.75%, 05/15/28 (Call 05/15/25)	5,625	5,646,769
8.50%, 05/15/27 (Call 05/15/23)(a)(b)	12,243	12,314,581
Cooper-Standard Automotive Inc.
5.63%, 05/15/27 (Call 01/31/25)(a)	2,713	1,545,818
13.50%, 03/31/27 (Call 01/31/25)(a)	4,326	4,393,168
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(a)	3,004	2,964,077
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	3,055	2,474,522
4.50%, 02/15/32 (Call 02/15/27)(b)	2,528	2,021,774
5.38%, 11/15/27 (Call 11/15/23)(b)	3,122	2,934,282
5.63%, 06/15/28 (Call 06/15/23)	3,184	2,937,111
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	3,867	3,586,643
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	4,889	3,621,920
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	5,274	4,981,555
5.00%, 05/31/26 (Call 05/31/23)(b)	6,530	6,344,599
5.00%, 07/15/29 (Call 04/15/29)(b)	6,427	5,681,195
5.25%, 04/30/31 (Call 01/30/31)(b)	4,222	3,662,436
5.25%, 07/15/31 (Call 04/15/31)(b)	4,520	3,898,500
5.63%, 04/30/33 (Call 01/30/33)(b)	3,477	3,009,622
9.50%, 05/31/25 (Call 05/31/23)	3,747	3,835,894
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(a)(b)(c)	3,721	3,349,174
6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(a)(b)(c)	3,376	3,117,314
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(b)(c)	3,087	2,767,370
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)(b)	4,550	3,423,875
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(b)	3,069	2,743,655
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	2,751	1,292,970
ZF North America Capital Inc.
4.75%, 04/29/25(a)	8,084	7,895,896
6.88%, 04/14/28 (Call 03/14/28)(a)	3,644	3,750,349

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.13%, 04/14/30 (Call 02/14/30)(a)	$4,400	$4,541,659

		142,786,758

Banks — 1.0%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	7,493	7,926,005
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	3,000	480,000
4.63%, 02/13/47 (Call 08/13/46)(b)	3,000	465,000
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	4,056	3,285,360
7.63%, 05/01/26 (Call 05/01/23)(a)	3,710	3,172,495
8.13%, 11/15/24 (Call 05/30/23)(a)	2,374	2,286,182
8.25%, 04/15/25 (Call 05/30/23)(a)(b)	4,153	3,860,920
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(d)	5,610	4,251,819
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(d)	5,870	3,881,629
5.02%, 06/26/24(a)	13,337	12,957,880
5.71%, 01/15/26(a)(b)	11,257	10,840,123
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28 (Call 04/17/25)	3,810	3,812,515
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3-mo. LIBOR US + 1.460%)(a)(d)(e)	5,490	5,273,507
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(d)	2,506	2,025,731
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(d)	11,150	9,500,186
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(d)	7,635	6,954,874
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(d)	9,270	8,869,351
Western Alliance Bancorp., 1.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(d)	4,500	3,437,690

		93,281,267

Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	5,635	4,969,653
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)(b)	5,417	4,550,280

		9,519,933

Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	3,330	1,766,865
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	5,555	4,454,711

		6,221,576

Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	3,048	2,751,107
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	9,795	8,582,189
5.00%, 03/01/30 (Call 03/01/25)(a)	4,368	4,078,190
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	5,255	5,227,203
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(a)(b)	5,402	5,118,395
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(a)	2,611	1,964,777

Security	Par (000)	Value

Building Materials (continued)
CP Atlas Buyer Inc., 7.00%, 12/01/28
(Call 12/01/23)(a)(b)	$3,887	$2,921,011
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(a)	4,021	3,860,160
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	7,489	6,909,086
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(a)(b)	2,786	2,625,085
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/30/23)(a)	3,002	2,896,930
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	3,144	2,751,000
6.25%, 05/15/25 (Call 05/15/23)(a)(b)	1,723	1,734,984
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	2,765	2,426,287
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	2,736	2,342,936
5.38%, 02/01/28 (Call 05/30/23)(a)(b)	3,590	3,455,375
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)(b)	3,815	3,204,600
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	4,540	4,063,300
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(a)(b)	4,446	3,890,250
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)(b)	4,480	4,061,568
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	8,495	7,950,695
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	8,213	6,499,739
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	11,845	10,223,996
4.75%, 01/15/28 (Call 01/15/24)(a)	7,585	7,089,257
5.00%, 02/15/27 (Call 02/15/24)(a)	6,409	6,128,247
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)	5,506	5,231,801
6.50%, 03/15/27 (Call 03/15/24)(a)(b)	2,055	2,044,725
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)(b)	4,095	2,489,146

		122,522,039

Chemicals — 2.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	4,360	4,142,000
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(a)	3,315	2,742,665
6.88%, 05/15/43 (Call 02/15/43)	2,078	2,073,967
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)	6,140	5,059,483
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	2,915	2,083,066
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)(b)	4,776	4,772,527
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	5,490	5,610,840
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	5,262	4,550,323
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	3,900	3,766,639
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(a)(b)	2,445	2,330,618
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	4,625	3,809,118
5.38%, 05/15/27 (Call 02/15/27)	3,777	3,510,208
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	6,144	5,460,671

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Cornerstone Chemical Co., 10.25%, 09/01/27(b)	$3,247	$2,889,830
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	4,263	3,849,216
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)(b)	3,682	3,617,762
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	6,096	5,378,940
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)(b)	5,137	4,373,745
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/24)(a)(b)	3,684	3,369,144
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	2,041	1,928,572
4.25%, 10/15/28 (Call 10/15/23)(b)	2,454	2,253,263
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)(b)	2,735	2,267,712
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	3,448	3,058,864
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(a)(b)	3,210	3,171,673
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/24)(a)(b)	3,805	3,491,468
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	4,091	3,590,083
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/24)(a)(b)	2,016	2,023,726
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)(b)	3,050	2,405,153
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	2,689	2,315,901
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(a)(b)	2,677	2,439,489
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	1,986	1,940,218
5.13%, 10/15/27 (Call 04/15/27)(b)	5,438	5,195,312
5.25%, 12/15/29 (Call 09/15/29)	5,349	5,019,430
5.65%, 12/01/44 (Call 06/01/44)	2,148	1,783,552
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)(b)	2,973	2,712,863
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	4,279	3,460,281
4.88%, 06/01/24 (Call 03/03/24)(a)	6,129	6,031,595
5.00%, 05/01/25 (Call 01/31/25)(a)	3,789	3,676,648
5.25%, 06/01/27 (Call 03/03/27)(a)	7,925	7,172,054
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)(b)	2,779	2,469,858
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	3,956	3,693,440
5.13%, 09/15/27 (Call 03/15/24)(b)	3,836	3,711,330
5.63%, 08/01/29 (Call 08/01/24)(b)	5,136	5,007,600
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	6,040	5,152,573
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	2,980	2,394,688
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)(b)	2,316	1,406,970
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/30/23)(a)(b)	3,955	3,832,949
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 05/30/23)(a)(b)	591	592,673
7.63%, 01/15/26 (Call 01/15/24)(a)(b)	3,611	3,213,790
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	8,234	7,414,103

Security	Par (000)	Value

Chemicals (continued)
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	$5,287	$4,407,818
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	5,765	5,307,535
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(a)	2,710	2,419,765
3.38%, 03/15/30 (Call 03/15/25)(a)	2,540	2,101,548
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,411	2,114,820
5.38%, 09/01/25 (Call 09/01/23)(a)(b)	3,854	3,230,114
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	8,253	6,850,882
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	4,243	3,523,196
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	3,106	3,043,574
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/23)(a)(b)	2,492	323,960
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(a)(b)	5,602	4,283,779
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	5,715	5,427,535
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	8,661	7,470,863
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	2,725	2,729,207

		231,453,189

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(a)(b)	2,792	2,774,550
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	3,836	3,339,813
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)(b)	2,280	2,303,853

		8,418,216

Commercial Services — 4.6%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	7,637	7,525,650
4.88%, 07/15/32(a)(b)	5,386	4,658,890
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	3,175	3,016,250
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	4,195	3,823,763
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)	3,395	2,949,921
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	7,112	5,575,673
6.63%, 07/15/26 (Call 07/15/23)(a)(b)	14,435	13,914,641
9.75%, 07/15/27 (Call 07/15/23)(a)(b)	7,845	7,297,678
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	15,105	13,131,683
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 05/30/23)(a)(b)	2,283	2,105,311
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	3,014	2,652,320
4.63%, 10/01/27 (Call 10/01/23)(a)(b)	4,088	3,811,557
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)(b)	2,230	2,020,402
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)(b	2,544	2,201,310
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(a)(b)	3,587	2,833,358

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	$6,111	$5,458,903
6.75%, 02/15/27 (Call 02/15/24)(a)(b)	4,684	4,679,224
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	4,332	4,003,284
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	312	324,123
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	3,751	3,366,523
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	4,862	4,410,389
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	2,982	2,825,445
5.75%, 07/15/27 (Call 07/15/23)(a)	2,496	2,338,761
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	7,784	7,044,615
3.50%, 06/01/31 (Call 03/01/31)(b)	7,447	6,067,036
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)(b)	4,738	4,478,508
5.50%, 07/15/25 (Call 06/18/23)(a)(b)	3,109	3,077,909
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	3,109	2,576,921
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)(b)	4,508	3,774,188
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)(b)	1,932	1,671,162
8.25%, 04/15/26 (Call 04/15/24)(b)	4,747	4,795,467
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	5,631	4,603,342
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/24)(a)	2,276	2,247,550
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	3,811	2,943,687
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(b)	4,069	3,737,712
6.00%, 06/01/29 (Call 06/01/24)(a)	3,775	3,104,938
7.75%, 02/15/28 (Call 02/15/25)(a)	3,040	3,055,200
9.50%, 11/01/27 (Call 11/01/23)(a)(b)	4,512	4,323,804
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	4,581	4,055,437
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	6,157	5,376,718
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	6,015	5,652,740
GEO Group, Inc. (The), 10.50%, 06/30/28 (Call 06/30/23)(b)	1,471	1,487,549
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)	2,670	2,636,625
Grand Canyon University
4.13%, 10/01/24(b)	3,580	3,402,432
5.13%, 10/01/28 (Call 08/01/28)(b)	3,000	2,706,690
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)(b)	9,375	8,952,978
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	3,845	3,463,038
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	7,606	6,222,619
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	3,116	2,959,421
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/24)(a)	2,870	2,597,350
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/23)(a)	2,432	2,331,680
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	5,486	4,650,118
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	2,710	2,697,168
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	7,920	6,054,447
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	7,836	4,954,175

Security	Par (000)	Value

Commercial Services (continued)
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	$19,460	$18,316,725
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	6,680	6,035,747
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,726	2,130,600
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)(b)	4,055	2,646,573
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)	4,427	4,405,050
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	7,455	6,662,123
5.25%, 04/15/24(a)	3,130	3,115,097
5.75%, 04/15/26(a)(b)	10,221	10,143,969
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	9,705	9,089,081
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	4,580	4,122,000
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,453	3,032,010
RR Donnelley & Sons Co., 8.50%, 04/15/29(a)	25	24,563
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 05/30/23)(a)(b)	6,319	5,616,011
9.25%, 04/15/25 (Call 03/16/25)(a)	5,740	5,295,150
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	4,295	3,774,231
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	6,328	5,361,271
4.00%, 05/15/31 (Call 05/15/26)	5,955	5,247,963
4.63%, 12/15/27 (Call 12/15/23)	4,255	4,129,307
5.13%, 06/01/29 (Call 06/01/24)(b)	5,570	5,361,125
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(a)(b)	3,760	3,535,688
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	2,185	904,911
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	6,074	5,694,574
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	2,254	1,855,493
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)(b)	3,937	3,442,906
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	5,647	4,842,026
3.88%, 11/15/27 (Call 05/09/23)	5,675	5,322,509
3.88%, 02/15/31 (Call 08/15/25)(b)	8,313	7,316,841
4.00%, 07/15/30 (Call 07/15/25)(b)	5,693	5,095,096
4.88%, 01/15/28 (Call 01/15/24)	12,725	12,226,197
5.25%, 01/15/30 (Call 01/15/25)(b)	5,726	5,538,234
5.50%, 05/15/27 (Call 05/15/23)	2,930	2,911,203
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)(b)	8,222	8,297,881
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/24)(a)	6,376	5,977,608
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	3,875	3,558,051
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	3,820	2,437,924
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	4,231	3,695,228

		419,789,249

Computers — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	3,042	2,540,070
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	15,108	12,541,140

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	$3,877	$3,186,429
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	2,750	1,952,186
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	5,742	4,994,642
Diebold Nixdorf Inc.
8.50%, 10/15/26 (Call 05/22/23)(a)	965	164,219
9.38%, 07/15/25 (Call 05/15/23)(a)(b)	5,136	2,257,888
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 05/30/23)(a)	6,424	770,188
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(a)	1,840	1,701,338
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	4,852	4,231,778
5.13%, 04/15/29 (Call 04/15/24)(a)	9,051	7,829,109
5.25%, 10/01/30 (Call 10/01/25)(a)	3,568	2,999,943
5.75%, 09/01/27 (Call 09/01/23)(a)(b)	4,153	4,075,328
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	3,586	3,514,806
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)(b)	3,888	3,682,227
8.25%, 02/01/28 (Call 02/01/24)(a)(b)	4,156	3,912,309
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/24)(a)(b)	3,138	2,960,483
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	3,708	3,214,984
4.13%, 01/15/31 (Call 10/15/30)(b)	2,156	1,789,480
4.75%, 01/01/25	3,481	3,384,193
4.88%, 06/01/27 (Call 03/01/27)(b)	3,892	3,724,291
5.75%, 12/01/34 (Call 06/01/34)	3,616	3,209,453
9.63%, 12/01/32 (Call 12/01/27)(a)	5,141	5,637,298
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(a)(b)	1,482	1,490,047
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	3,657	2,434,764
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	9,789	10,376,353
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)(b)	2,651	2,134,020
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)(b)	3,885	3,073,074
3.10%, 02/01/32 (Call 11/01/31)	3,810	2,764,829
4.75%, 02/15/26 (Call 11/15/25)	17,160	16,307,586

		122,854,455

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)(b)	6,618	6,461,749
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	3,171	3,162,644
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	3,930	3,689,288
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,680	3,259,859
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	5,717	5,471,298
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(a)(b)	2,675	1,575,575

		23,620,413

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	3,077	2,651,806
4.00%, 01/15/28 (Call 01/15/24)(a)(b)	5,325	4,875,045
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	4,849	4,448,958

Security	Par (000)	Value

Distribution & Wholesale (continued)
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/23)(a)(b)	$2,976	$2,800,059
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	9,563	8,286,913
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/23)(a)(b)	2,413	2,392,432
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	2,423	2,052,210
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	4,175	4,321,125
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	6,090	6,470,625
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)(b)	3,642	3,647,463
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	2,840	127,800
9.00%, 11/15/26 (Call 11/15/23)(a)(b)	4,347	391,230

		42,465,666

Diversified Financial Services — 3.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/23)(a)(b)	3,165	3,139,838
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(b)(d)	5,440	5,045,854
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)	3,628	3,371,609
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	3,700	3,803,785
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	7,983	7,756,973
6.70%, 02/14/33 (Call 11/16/32)	3,840	3,464,981
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)(b)	3,006	2,517,694
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)(b).	2,596	2,151,747
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	1,927	1,793,002
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)(b)	3,020	2,838,800
6.88%, 04/15/30 (Call 04/15/25)(a)	2,750	2,557,500
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	3,164	2,797,515
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)(b)	3,100	1,782,500
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	7,498	4,529,542
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	7,451	4,163,768
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(a)(b)	2,762	2,631,176
6.63%, 03/15/26 (Call 03/15/24)(b)	2,968	2,836,409
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	7,045	2,774,462
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	4,930	4,882,179
Enova International Inc.
8.50%, 09/01/24 (Call 05/30/23)(a)(b)	1,730	1,714,867
8.50%, 09/15/25 (Call 09/15/23)(a)(b)	2,916	2,797,234
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/23)(a)(b)	2,524	1,981,340
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(a)(c)	13,129	11,720,278
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(a)(b)	2,452	2,151,404
5.38%, 12/01/24 (Call 12/01/23)(a)(b)	3,937	3,738,000

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)(b)	$3,020	$1,789,350
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(a)(b)	2,248	1,950,814
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/24)(a)(b)	4,045	3,418,025
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	4,575	4,094,071
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	7,485	6,293,756
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)(b)	2,267	1,934,612
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	4,437	2,440,838
6.50%, 11/01/25 (Call 11/01/23)(a)(b)	3,774	2,670,105
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)(b)	2,299	2,017,373
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	3,468	3,114,870
4.38%, 05/15/31 (Call 05/15/26)(a)	964	855,550
4.63%, 11/15/27 (Call 11/15/23)(a)	1,572	1,484,738
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	2,955	2,423,100
6.50%, 05/01/28 (Call 05/01/24)(a)	7,510	6,784,138
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	4,762	3,900,554
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	6,415	5,725,387
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	4,495	3,738,686
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	4,598	4,356,605
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	3,737	3,213,783
5.00%, 03/15/27 (Call 09/15/26)(b)	5,197	4,679,431
5.50%, 03/15/29 (Call 06/15/28)(b)	5,674	4,885,030
5.63%, 08/01/33	4,522	3,389,338
5.88%, 10/25/24(b)	3,625	3,562,578
6.75%, 06/25/25	3,726	3,663,651
6.75%, 06/15/26(b)	3,732	3,634,541
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	4,230	3,850,273
6.88%, 08/15/28 (Call 08/15/23)(a)	15,640	13,643,973
7.50%, 10/01/30 (Call 10/01/25)(a)(b)	2,570	2,518,980
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	5,610	4,791,613
3.88%, 09/15/28 (Call 09/15/24)	4,493	3,605,717
4.00%, 09/15/30 (Call 09/15/25)	6,280	4,742,556
5.38%, 11/15/29 (Call 05/15/29)(b)	5,688	4,785,030
6.63%, 01/15/28 (Call 07/15/27)(b)	5,550	5,147,625
6.88%, 03/15/25	9,319	9,116,597
7.13%, 03/15/26	11,916	11,612,633
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	2,920	2,712,847
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	4,930	4,051,332
5.38%, 10/15/25 (Call 10/15/23)(a)	5,011	4,730,284
5.75%, 09/15/31 (Call 09/15/26)(a)	3,793	3,167,534
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/24)(a)(b)	2,721	2,445,472
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,642	2,239,123
7.38%, 09/01/25 (Call 05/30/23)(a)(b)	2,148	2,134,342
8.38%, 02/01/28 (Call 02/01/25)(a)	3,235	3,227,147

Security	Par (000)	Value

Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	$8,401	$7,477,653
3.63%, 03/01/29 (Call 03/09/24)(a)(b)	5,866	4,959,820
3.88%, 03/01/31 (Call 03/01/26)(a)	9,429	7,614,887
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	6,353	4,971,222
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	3,746	3,277,750
4.20%, 10/29/25 (Call 09/29/25)	3,938	3,637,728
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(a)(b)	2,654	2,687,175
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	5,710	5,253,178
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)(b)	6,291	5,993,402
5.50%, 04/15/29 (Call 03/30/24)(a)	5,411	4,666,988
5.75%, 06/15/27 (Call 06/15/24)(a)	3,771	3,435,923
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	7,662	6,628,663
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	3,820	3,629,000
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)(b)	2,190	1,782,113

		329,501,961

Electric — 2.6%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(b)(d)	5,775	4,670,548
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	3,090	2,819,625
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	6,724	5,734,764
4.50%, 02/15/28 (Call 02/15/24)(a)	9,289	8,650,920
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	4,847	4,212,950
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	6,330	5,332,853
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	10,604	9,795,010
5.25%, 06/01/26 (Call 06/01/23)(a)	3,239	3,149,836
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	6,962	5,956,397
3.75%, 01/15/32 (Call 01/15/27)(a)(b)	2,515	2,109,521
4.75%, 03/15/28 (Call 03/15/24)(a)(b)	6,709	6,357,946
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	3,324	3,195,195
4.35%, 04/15/29 (Call 01/15/29)(b)	3,058	2,756,010
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(a)	4,059	3,957,525
Edison International, 8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(d)	3,850	3,960,688
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(d)	8,861	8,439,330
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,545	1,458,778
2.65%, 03/01/30 (Call 12/01/29)(b)	4,718	4,075,125
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,375	2,175,970
Series B, 2.25%, 09/01/30 (Call 06/01/30)	3,382	2,790,150
Series B, 4.15%, 07/15/27 (Call 04/15/27)	11,655	11,334,487
Series C, 3.40%, 03/01/50 (Call 09/01/49)	6,190	4,337,147
Series C, 5.10%, 07/15/47 (Call 01/15/47)	4,563	4,210,645
Series C, 7.38%, 11/15/31(b)	4,870	5,539,625
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)(b)	2,869	2,582,368
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	3,865	3,618,606
4.25%, 07/15/24 (Call 04/15/24)(a)	4,859	4,786,018

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 09/15/24 (Call 07/15/24)(a)	$26	$25,218
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	4,317	4,057,980
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,765	3,188,180
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	7,613	6,162,604
3.88%, 02/15/32 (Call 02/15/27)(a)	8,259	6,668,728
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	5,482	5,056,643
5.75%, 01/15/28 (Call 01/15/24)(b)	6,588	6,423,645
6.63%, 01/15/27 (Call 07/15/23)	2,788	2,795,868
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	4,860	4,521,385
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	7,491	7,048,791
5.25%, 07/01/30 (Call 06/15/25)(b)	7,316	6,742,756
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	5,390	4,890,643
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	6,420	6,420,000
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/30/23)(a)(b)	2,729	2,609,552
TransAlta Corp.
6.50%, 03/15/40	2,203	2,048,790
7.75%, 11/15/29 (Call 11/15/25)(b)	3,280	3,444,262
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	9,340	8,350,502
5.00%, 07/31/27 (Call 07/31/23)(a)	9,853	9,363,417
5.50%, 09/01/26 (Call 09/01/23)(a)(b)	7,535	7,383,108
5.63%, 02/15/27 (Call 02/15/24)(a)	9,771	9,529,634

		234,739,743

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	5,990	5,237,776
4.75%, 06/15/28 (Call 07/01/23)(a)	4,566	4,106,165
6.50%, 12/31/27 (Call 08/31/24)(a)(b)	2,136	2,083,639
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	2,433	2,274,855
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)	11,045	11,231,683
7.25%, 06/15/28 (Call 06/15/23)(a)	10,015	10,280,087

		35,214,205

Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)(b)	3,000	2,641,333
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	7,453	6,708,669
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	14,990	12,980,616
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(a)(b)	3,135	2,802,751
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	7,597	6,865,334
5.00%, 10/01/25(a)	5,324	5,241,955
5.63%, 11/01/24(a)(b)	2,855	2,856,684
5.88%, 09/01/30 (Call 09/01/25)(a)	3,700	3,633,363
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	5,584	4,851,058
4.38%, 02/15/30 (Call 11/15/29)(a)	3,366	3,066,005
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	3,835	3,286,097

		54,933,865

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(a)(b)	5,625	4,795,300

Security	Par (000)	Value

Energy - Alternate Sources (continued)
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	$2,970	$2,691,563
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	5,311	4,925,899
5.00%, 01/31/28 (Call 07/31/27)(a)	5,432	5,201,140
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	3,922	3,867,681

		21,481,583

Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	7,642	7,485,874
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	3,125	2,846,618
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/24)(a)	7,383	6,340,999
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, 4.05%, 04/27/26 (Call 04/27/24)(a)	2,737	2,330,112
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(b)	6,790	6,353,678
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/24)(a)	2,827	2,657,380
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)(b)	4,700	3,496,770
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	3,697	3,374,585
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	2,691	2,593,250
4.25%, 09/15/28 (Call 06/15/28)(b)	4,520	4,183,667
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(a)	3,014	2,511,310
7.50%, 04/15/32 (Call 04/15/27)(a)	2,330	2,002,169
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)(b)	2,470	1,942,927
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(a)(b)	2,565	1,987,988
Knife River Holding Co., 7.75%, 05/01/31 (Call 04/14/26)	3,220	3,264,114
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)(b)	3,030	3,064,087
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	2,610	2,477,771
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	3,085	2,659,850
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	3,793	3,259,403
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(a)(b).	3,832	2,774,751
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	2,700	2,524,500
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	2,961	2,570,500

		72,702,303

Entertainment — 3.6%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	4,162	3,743,668
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/24)(a)(b)	3,843	2,057,485
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29 (Call 10/30/25)(a)	1,400	1,410,640
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)	7,364	5,338,900
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(c)	10,398	7,021,837
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/24)(a)(b)	2,500	2,437,451
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	5,290	4,791,702

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	$8,812	$7,730,726
6.25%, 07/01/25 (Call 07/01/23)(a)	24,604	24,634,029
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	15,225	15,360,883
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	12,179	12,425,649
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)(b)	7,788	7,852,134
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/23)(a)(b) .	1,965	1,920,787
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	8,987	8,665,501
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	3,833	3,565,643
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	3,927	3,761,161
5.50%, 05/01/25 (Call 05/01/23)(a)	7,147	7,125,750
6.50%, 10/01/28 (Call 10/01/23)(b)	2,304	2,276,454
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	5,349	5,065,481
5.50%, 04/01/27 (Call 04/01/24)(a)(b)	4,283	4,178,271
6.75%, 05/01/31	2,666	2,683,462
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	5,945	5,301,554
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	3,106	2,967,690
8.75%, 05/01/25 (Call 05/01/23)(a)(b)	235	239,700
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)(b)	2,250	1,861,875
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)(b)	3,113	2,774,461
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/24)(a)(b)	2,343	2,366,430
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)	5,430	5,213,098
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	5,615	5,384,081
6.25%, 01/15/27 (Call 07/15/26)(a)	5,645	5,722,619
6.50%, 02/15/25 (Call 08/15/24)(a)	3,971	4,020,201
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)(b)	3,846	3,346,020
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)(b)	7,444	5,422,880
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	3,721	3,330,295
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	7,225	6,691,434
4.88%, 11/01/24 (Call 05/30/23)(a)(b)	3,671	3,625,002
5.63%, 03/15/26 (Call 03/15/24)(a)(b)	2,421	2,355,574
6.50%, 05/15/27 (Call 05/15/23)(a)	9,026	9,127,777
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	2,830	2,688,500
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	5,795	5,186,525
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/15/23)(a)(b)	785	775,188
8.00%, 02/01/26 (Call 02/01/24)(a)	8,998	8,053,210
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(a)(b)	3,095	2,801,503
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	3,240	3,086,100
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/24)(a)(b)	2,962	2,815,707
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)(b)	2,964	2,497,037

Security	Par (000)	Value

Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	$5,649	$4,097,177
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	5,540	3,919,550
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(a)	2,445	2,286,075
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(a)	2,720	2,128,370
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	7,550	6,058,798
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)	6,141	5,448,479
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	5,490	5,476,605
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	3,857	3,857,000
8.63%, 07/01/25 (Call 07/01/23)(a)	3,407	3,483,657
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	5,668	5,101,370
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/30/23)(a)(b)	6,061	6,061,035
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	3,803	3,634,489
7.25%, 05/15/31 (Call 05/03/26)	6,050	5,927,336
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)	2,686	2,718,877
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/23)(a)	2,508	2,326,170
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	5,550	5,230,875
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/30/23)(a)(b)	4,696	4,731,220
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	6,075	4,971,885
3.75%, 12/01/29 (Call 12/01/24)(a)	4,267	3,754,960
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	4,075	3,596,187
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	5,730	5,275,891
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	4,595	4,706,718

		326,494,799

Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)	4,239	4,103,437
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,453	2,356,928
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	3,840	3,917,722
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	5,825	5,184,250
5.00%, 09/01/30 (Call 09/01/25)	3,008	2,660,275
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	5,622	5,109,589
3.75%, 08/01/25 (Call 08/01/23)(a)(b)	5,543	5,358,574
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	5,602	5,112,838
4.25%, 06/01/25 (Call 06/01/23)(a)	3,577	3,479,312
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	4,172	3,775,828
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	5,748	5,349,721
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	3,888	3,824,723
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(a)(b)	3,628	3,063,374
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	5,188	4,564,161
5.88%, 06/30/29 (Call 06/30/24)(a)	7,735	6,055,038
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)	3,976	3,577,210

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
5.38%, 07/15/24 (Call 06/07/23)(a)	$2,992	$2,973,809
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/24)(a)	3,647	3,390,007

		73,856,796

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	5,743	5,401,043
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	10,083	8,933,496
4.63%, 01/15/27 (Call 01/15/24)(a)	10,213	9,872,872
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	7,463	6,959,248
5.88%, 02/15/28 (Call 08/15/23)(a)(b)	5,743	5,685,225
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	5,705	5,776,313
7.50%, 03/15/26 (Call 03/15/24)(a)	4,407	4,550,448
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 04/29/24)(a)	1,100	748,000
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/30/23)	6,704	6,334,278
5.25%, 09/15/27 (Call 03/01/24)(b)	4,219	3,695,117
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	2,952	2,330,456
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)(b)	3,098	2,842,567
7.50%, 04/15/25 (Call 05/30/23)(a)(b)	3,930	3,852,618
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/23)(a)	1,992	1,860,030
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/23)(a)(b)	2,569	1,589,569
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)(b)	2,580	2,228,088
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	7,283	6,670,004
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	5,509	5,025,418
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	3,904	3,829,688
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	7,582	6,902,303
5.50%, 10/15/27 (Call 10/15/23)(a)(b)	8,111	7,949,401
6.88%, 05/01/25 (Call 05/01/23)(a)(b)	1,303	1,313,375
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	6,800	5,474,000
4.25%, 04/15/31 (Call 04/15/26)	7,364	6,405,287
5.88%, 09/30/27 (Call 09/30/23)(a)	6,016	5,984,509
6.25%, 07/01/33 (Call 04/01/33)	4,385	4,337,692
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	8,752	7,658,672
4.63%, 04/15/30 (Call 04/15/25)(a)	11,131	10,053,689
5.50%, 12/15/29 (Call 12/15/24)(a)	9,163	8,715,309
5.63%, 01/15/28 (Call 12/01/23)(a)	7,088	6,925,659
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	3,202	3,182,810
Safeway Inc., 7.25%, 02/01/31(b)	1,887	1,905,870
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(a)(b)	2,792	2,645,420
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(a)	3,597	2,884,956
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	6,591	5,445,814
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	4,036	3,571,981
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	4,032	3,687,319
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	6,875	6,395,005

Security	Par (000)	Value

Food (continued)
6.25%, 04/15/25 (Call 04/15/24)(a)(b)	$7,129	$7,166,078
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	4,187	3,974,300

		200,763,927

Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(a)	3,985	3,944,777
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	8,681	8,267,784
6.38%, 05/01/25 (Call 05/01/23)(a)(b)	10,665	10,665,000
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	3,189	2,834,224
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	5,063	3,430,182

		29,141,967

Forest Products & Paper — 0.2%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	2,348	1,988,142
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	4,887	4,232,607
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	3,800	2,705,410
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(b)	6,551	5,470,520
5.50%, 01/15/26 (Call 05/30/23)(b)	2,242	2,152,638

		16,549,317

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	5,476	5,317,491
5.63%, 05/20/24 (Call 03/20/24)(b)	3,457	3,431,838
5.75%, 05/20/27 (Call 02/20/27)	3,933	3,713,485
5.88%, 08/20/26 (Call 05/20/26)	4,958	4,781,218

		17,244,032

Hand & Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	1,995	1,593,062

Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,015	5,298,382
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	11,586	10,837,258
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	4,040	3,484,783
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)(b)	2,615	2,811,126
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	7,189	6,461,663
4.63%, 02/01/28 (Call 02/01/24)(a)	3,062	2,977,118
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	33,682	29,470,174
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	18,719	16,191,245
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	4,332	4,061,036
4.63%, 11/15/27 (Call 11/15/23)(b)	3,728	3,588,200

		85,180,985

Health Care - Services — 4.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)(b)	3,891	3,682,326
5.50%, 07/01/28 (Call 07/01/23)(a)(b)	3,838	3,704,828
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)(b)	2,200	1,870,000
Air Methods Corp., 8.00%, 05/15/25 (Call 05/30/23)(a)(b)	2,242	134,520

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	$2,994	$2,102,337
Akumin Inc., 7.00%, 11/01/25 (Call 05/29/23)(a)	3,510	2,788,067
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)(b)	2,268	1,214,094
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	4,199	3,573,461
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	5,021	4,257,325
5.00%, 07/15/27 (Call 07/15/23)(a)	4,159	3,992,640
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	3,900	3,421,999
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	4,125	3,593,906
4.25%, 05/01/28 (Call 05/01/23)(a)	3,922	3,570,699
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	7,857	6,338,544
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	11,477	9,565,666
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	14,295	13,191,011
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	6,732	5,966,235
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	9,230	6,569,189
6.88%, 04/01/28 (Call 04/01/24)(a)(b)	5,672	4,187,243
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	10,343	7,653,192
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	15,679	15,536,975
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	5,336	5,285,064
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	11,245	9,055,307
4.63%, 06/01/30 (Call 06/01/25)(a)	20,485	17,843,848
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	5,900	5,562,847
4.63%, 04/01/31 (Call 03/30/26)	3,194	2,864,115
4.75%, 02/01/30 (Call 02/01/25)(b)	6,226	5,741,474
5.75%, 09/15/25 (Call 09/15/23)(b)	1,687	1,682,977
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/23)(a)	3,500	87,500
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/23)(a)	4,455	2,739,825
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/23)(a)(b)	2,274	1,949,955
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	4,665	4,171,443
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	7,621	7,486,503
5.00%, 05/15/27 (Call 05/15/23)(a)	8,148	7,949,850
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/30/23)(a)(b)	4,457	3,792,059
6.75%, 04/15/25 (Call 04/15/24)(a)(b)	4,535	4,363,045
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	3,951	2,476,706
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	3,955	3,189,886
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	3,675	3,511,536
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	4,840	4,269,523
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	5,586	4,787,105
4.38%, 06/15/28 (Call 06/15/23)(a)	6,265	5,871,641
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	3,318	3,030,412
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)	6,795	6,134,222
Quorum Health Corp., 11.63%, 04/15/23	1,183	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(a)(b)	4,761	2,106,743

Security	Par (000)	Value

Health Care - Services (continued)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	$9,332	$7,760,627
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)(b)	6,079	4,263,864
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(b)	9,327	9,135,181
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 04/15/24)(a)(b)	3,866	3,962,624
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	4,820	4,028,074
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/15/23)(a)(b)	5,199	2,680,380
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	10,646	9,767,172
4.38%, 01/15/30 (Call 12/01/24)(b)	10,890	10,006,263
4.63%, 07/15/24 (Call 05/30/23)	4,668	4,627,871
4.63%, 09/01/24 (Call 09/01/23)	4,343	4,315,856
4.63%, 06/15/28 (Call 06/15/23)	4,594	4,353,424
4.88%, 01/01/26 (Call 03/01/24)	15,795	15,555,801
5.13%, 11/01/27 (Call 11/01/23)	11,343	11,005,836
6.13%, 10/01/28 (Call 10/01/23)(b)	18,930	18,366,043
6.13%, 06/15/30 (Call 06/15/25)(a)	15,004	14,840,632
6.25%, 02/01/27 (Call 02/01/24)	11,224	11,168,309
6.88%, 11/15/31	2,733	2,678,340
Toledo Hospital (The)
6.02%, 11/15/48	2,500	1,756,250
Series B, 5.33%, 11/15/28	2,000	1,750,000
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/24)(a)(b)	5,312	4,740,958
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/23)(a)(b)	2,949	523,448

		370,154,796

Holding Companies - Diversified — 0.5%
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(a)	2,225	1,806,151
5.25%, 04/15/29 (Call 04/15/24)(a)(b)	7,556	6,801,136
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	5,647	4,959,252
4.75%, 09/15/24 (Call 06/15/24)	7,661	7,557,808
5.25%, 05/15/27 (Call 11/15/26)	10,935	10,304,768
6.25%, 05/15/26 (Call 05/15/23)	9,173	9,025,864
6.38%, 12/15/25 (Call 05/30/23)(b)	5,526	5,479,020
Stena International SA, 6.13%, 02/01/25 (Call 02/01/24)(a)(b)	2,575	2,495,175

		48,429,174

Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)	2,708	2,261,180
4.63%, 04/01/30 (Call 04/01/25)(a)	3,025	2,506,606
6.63%, 01/15/28 (Call 01/15/24)(a)(b)	1,804	1,709,290
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/23)(b)	2,747	2,540,975
7.25%, 10/15/29 (Call 10/15/24)	2,698	2,572,539
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	3,766	2,937,480
5.00%, 06/15/29 (Call 06/15/24)(a)	2,641	2,081,339
6.25%, 09/15/27 (Call 09/15/23)(a)	4,604	4,218,415

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	$3,946	$3,450,793
6.75%, 06/01/27 (Call 06/01/23)	4,095	4,111,409
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/23)(a)(b)	3,707	3,390,830
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)	3,133	2,897,304
5.00%, 03/01/28 (Call 03/01/24)(a)	2,229	2,026,461
Installed Building Products Inc., 5.75%, 02/01/28 (Call 05/15/23)(a)(b)	2,271	2,143,775
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/24)(a)	55	55,963
KB Home
4.00%, 06/15/31 (Call 12/15/30)(b)	3,089	2,672,665
4.80%, 11/15/29 (Call 05/15/29)(b)	2,177	2,030,053
6.88%, 06/15/27 (Call 12/15/26)(b)	2,055	2,108,830
7.25%, 07/15/30 (Call 07/15/25)(b)	2,682	2,756,680
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	2,374	1,938,449
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	2,216	1,961,094
4.95%, 02/01/28 (Call 02/01/24)(b)	2,970	2,781,138
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	4,576	4,009,603
5.25%, 12/15/27 (Call 12/15/23)(a)(b)	3,976	3,698,855
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	3,519	3,167,025
5.13%, 06/06/27 (Call 12/06/26)	2,154	2,110,920
6.00%, 06/01/25 (Call 03/01/25)	2,808	2,822,040
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/23)(a)(b)	2,199	2,050,787
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/24)	3,360	3,057,600
4.75%, 04/01/29 (Call 04/01/24)(b)	2,204	1,962,378
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	3,792	3,555,782
5.75%, 01/15/28 (Call 10/15/27)(a)	3,429	3,397,487
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	3,635	3,624,495
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	3,972	3,257,030
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	1,964	1,959,090
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	2,394	2,298,240
5.70%, 06/15/28 (Call 12/15/27)(b)	2,631	2,581,669
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(a)(b)	2,245	2,170,915

		100,877,184

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	6,190	5,131,870
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	6,260	5,475,903

		10,607,773

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	4,609	3,884,350
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	3,945	3,381,261
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	3,034	2,555,049
5.13%, 02/01/28 (Call 01/01/24)(b)	2,180	2,064,287

Security	Par (000)	Value

Household Products & Wares (continued)
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	$3,575	$3,308,449
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	3,851	3,384,750
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	3,863	3,167,660
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,289	2,071,545
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	2,334	2,149,999
5.75%, 07/15/25 (Call 07/15/23)(b)	3,532	3,498,481

		29,465,831

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 05/30/23)(a)	746	732,945
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/23)(a)(b)	5,071	4,449,803
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	14,448	13,797,840
4.88%, 06/01/25 (Call 05/01/25)(b)	3,642	3,543,912
5.75%, 04/01/46 (Call 10/01/45)(b)	4,907	3,821,424
5.88%, 04/01/36 (Call 10/01/35)	3,280	2,783,949
6.38%, 09/15/27 (Call 06/15/27)(b)	3,775	3,718,375
6.63%, 09/15/29 (Call 06/15/29)(b)	4,060	4,010,570
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	3,697	2,987,232
4.38%, 02/01/32 (Call 08/01/26)(b)	2,999	2,423,957
4.50%, 10/15/29 (Call 10/15/24)(b)	3,461	2,996,173
5.25%, 12/15/26 (Call 12/15/23)(b)	1,774	1,700,645
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	4,746	2,895,060

		49,861,885

Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	5,208	4,359,484
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	3,800	3,143,283
7.00%, 11/15/25 (Call 05/30/23)(a)(b)	6,953	6,639,768
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	2,879	2,924,272
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	5,542	5,073,960
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	3,485	3,006,314
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	9,982	9,318,132
6.75%, 04/15/28 (Call 04/15/25)(a)	9,520	9,507,972
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	6,199	5,625,076
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(b)(d)	3,065	2,923,863
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	4,223	3,656,011
7.00%, 08/15/25 (Call 05/30/23)(a)	3,565	3,529,350
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)(b)	5,385	4,671,633
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(d)	3,800	2,735,608
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(b)(d)	2,498	2,085,456
Genworth Holdings Inc., 6.50%, 06/15/34	2,065	1,838,326
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(d)	5,701	4,555,718

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(a)(b)	$3,335	$3,260,029
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	4,260	3,791,400
7.00%, 05/01/26 (Call 05/01/23)(a)	12,522	12,466,267
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)	4,560	4,614,127
10.50%, 12/15/30 (Call 12/15/25)(a)(b)	2,500	2,537,500
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(b)(d)	3,495	2,817,844
4.30%, 02/01/61 (Call 02/03/26)(a)	5,860	3,484,438
7.80%, 03/07/87(a)	3,247	3,403,570
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5,367	5,128,920
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	3,292	3,337,956
Ohio National Financial Services Inc.
6.63%, 05/01/31(a)(b)	1,760	1,656,678
6.80%, 01/24/30 (Call 10/24/29)(a)	3,385	3,214,148
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)(b)	3,208	2,875,170
USI Inc./NY, 6.88%, 05/01/25 (Call 05/30/23)(a)(b)	4,394	4,349,452

		132,531,725

Internet — 1.7%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	2,570	2,038,781
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	3,834	3,000,718
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	7,230	6,223,003
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	3,752	3,254,860
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	3,341	2,788,524
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	3,085	2,253,453
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	3,092	2,913,657
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)(b)	3,773	3,507,775
7.00%, 06/15/27 (Call 06/15/24)(a)	3,415	3,380,963
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	4,814	3,305,762
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(a)(b)	8,012	7,919,653
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/24)(a)(b)	2,113	2,114,092
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	6,200	5,370,961
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	4,624	4,441,283
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	3,792	2,768,160
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	3,375	2,824,166
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	3,760	3,071,544
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	3,802	3,249,687
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	3,767	3,475,058
5.00%, 12/15/27 (Call 12/15/23)(a)(b)	4,147	3,907,055
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	2,609	2,453,038
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	5,919	4,003,480
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(a)(b)	2,640	2,290,200
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	2,232	1,662,840
10.75%, 06/01/28 (Call 06/01/23)(a)(b)	1,925	1,742,991

Security	Par (000)	Value

Internet (continued)
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	$6,945	$6,998,613
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	4,700	4,721,192
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/23)(a)(b)	5,784	2,473,065
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(d)(e)	5,555	3,558,904
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(d)(e)	7,610	4,348,581
10.25%, 11/30/24 (Call 11/28/23)(a)	7,125	6,921,938
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(a)(b)	3,972	3,996,825
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	11,377	10,462,094
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	3,844	3,878,980
7.50%, 05/15/25 (Call 05/15/23)(a)	7,911	8,029,665
7.50%, 09/15/27 (Call 09/15/23)(a)	9,332	9,625,809
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	3,433	3,016,344

		151,993,714

Iron & Steel — 0.8%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)(b)	2,499	2,303,953
5.13%, 10/01/31 (Call 10/01/26)(b)	2,700	2,429,633
5.88%, 12/01/27 (Call 12/01/23)	2,760	2,695,319
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/23)(a)	4,095	3,949,412
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)(b)	5,566	5,520,162
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)(b)	3,082	3,055,032
7.63%, 03/15/30 (Call 03/15/25)(b)	2,315	2,367,796
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	2,550	2,310,187
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	2,405	2,111,951
5.88%, 06/01/27 (Call 06/01/23)(b)	4,246	4,168,567
6.75%, 03/15/26 (Call 03/15/24)(a)	6,253	6,358,946
6.75%, 04/15/30 (Call 04/15/26)(b)	5,870	5,705,558
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	2,128	1,864,639
4.13%, 01/15/30 (Call 01/15/25)(b)	2,287	2,047,339
4.38%, 03/15/32 (Call 03/15/27)	2,235	1,933,154
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/23)(a)(b)	2,258	2,150,745
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	4,755	4,842,421
8.13%, 05/01/27 (Call 05/01/23)(a)	5,130	5,173,502
8.50%, 05/01/30 (Call 05/01/25)(a)	4,793	4,876,877
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(a)(b)	2,654	2,050,954
U.S. Steel Corp.
6.65%, 06/01/37(b)	2,037	1,925,220
6.88%, 03/01/29 (Call 03/01/24)(b)	3,681	3,616,956

		73,458,323

Leisure Time — 2.7%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	18,169	15,749,696
5.75%, 03/01/27 (Call 12/01/26)(a)	26,250	21,603,734
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	15,025	11,793,107
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	10,925	9,989,660

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	$6,758	$6,928,518
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	5,934	6,194,651
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	7,504	7,120,732
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	15,265	16,411,157
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/30/23)(a)(b)	3,244	2,562,760
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	7,002	6,837,682
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	3,587	3,566,753
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)	2,200	2,206,351
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	2,530	2,378,243
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)(b)	4,030	3,183,700
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)	4,129	3,871,173
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	10,740	9,251,087
5.88%, 02/15/27 (Call 02/15/24)(a)	7,477	7,052,884
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	4,430	3,751,060
8.38%, 02/01/28 (Call 02/01/25)(a)	4,560	4,587,278
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	3,907	3,154,902
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	3,716	3,019,034
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	4,917	4,401,147
5.38%, 07/15/27 (Call 10/15/26)(a)(b)	7,551	6,703,788
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	7,390	6,774,553
5.50%, 04/01/28 (Call 09/29/27)(a)	11,200	9,876,111
7.25%, 01/15/30 (Call 12/15/25)(a)(b)	5,495	5,510,452
7.50%, 10/15/27(b)	2,177	2,059,978
8.25%, 01/15/29 (Call 04/01/25)(a)(b)	7,465	7,860,122
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	7,495	7,995,479
11.50%, 06/01/25 (Call 06/01/23)(a)	10,671	11,324,609
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	9,430	10,031,491
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(b)	6,246	5,358,631
6.25%, 05/15/25 (Call 05/15/23)(a)	2,069	1,964,436
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	3,762	3,178,890
13.00%, 05/15/25 (Call 05/15/23)(a)	3,869	4,072,122
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(a)(b)	2,655	2,243,949
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	3,924	3,087,836
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)(b)	4,970	4,419,619

		248,077,375

Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(b)	7,725	7,455,276
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	6,835	6,257,965
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)(b)	3,078	2,834,546
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	3,861	3,510,606
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	11,202	9,559,899
3.75%, 05/01/29 (Call 05/01/24)(a)	6,001	5,409,047
4.00%, 05/01/31 (Call 05/01/26)(a)	8,265	7,310,182
4.88%, 01/15/30 (Call 01/15/25)(b)	7,456	7,078,803
5.38%, 05/01/25 (Call 05/01/23)(a)(b)	3,704	3,692,636

Security	Par (000)	Value

Lodging (continued)
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	$3,769	$3,759,877
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	4,025	3,521,159
5.00%, 06/01/29 (Call 06/01/24)(a)	6,560	5,937,264
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	4,182	4,125,272
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	4,025	3,813,736
3.20%, 08/08/24 (Call 07/08/24)	11,610	11,244,470
3.50%, 08/18/26 (Call 06/18/26)	8,000	7,518,709
3.90%, 08/08/29 (Call 05/08/29)	5,852	5,342,010
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)(b)	3,883	3,390,636
4.75%, 01/15/28 (Call 09/15/23)(b)	2,681	2,393,785
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	2,941	2,813,213
4.75%, 10/15/28 (Call 07/15/28)(b)	5,766	5,390,817
5.50%, 04/15/27 (Call 01/15/27)(b)	5,094	4,985,352
5.75%, 06/15/25 (Call 03/15/25)	5,166	5,152,527
6.75%, 05/01/25 (Call 05/01/23)	5,819	5,875,596
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	5,342	4,911,595
4.63%, 12/01/31 (Call 06/01/31)(a)	3,595	3,078,346
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/30/23)(a)	2,157	2,092,290
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	4,945	4,314,809
4.63%, 03/01/30 (Call 12/01/29)(a)(b)	2,581	2,226,112
6.00%, 04/01/27 (Call 01/01/27)	3,037	2,987,649
6.60%, 10/01/25 (Call 07/01/25)(b)	2,633	2,639,319
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	4,845	4,835,213
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	3,910	3,635,479
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	6,872	6,610,894
5.50%, 03/01/25 (Call 12/01/24)(a)	13,035	12,854,198

		178,559,287

Machinery — 0.8%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)(b)	2,731	2,445,229
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	2,896	2,650,729
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,895	2,619,975
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	11,100	11,433,000
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	4,000	4,235,000
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	3,834	3,222,515
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/24), (13.75% PIK)(a)(b)(c)	3,168	2,882,880
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/24)(a)(b)	2,308	2,289,916
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 05/30/23)(a)(b)	1,677	1,664,423
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	3,433	3,100,294
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)(b)	2,310	1,362,900
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	3,779	3,165,262

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	$4,584	$4,263,628
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/23)(a)(b)	4,494	3,999,660
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	3,026	2,706,801
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	11,796	11,027,685
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	6,495	5,862,938

		68,932,835

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	2,911	2,638,781
5.63%, 07/01/27 (Call 07/01/23)(a)(b)	3,195	3,132,294
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)(b)	2,618	2,565,640
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/30/23)(a)(b)	3,388	3,077,402
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	5,725	5,108,405
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(a)(b)	4,196	4,154,040
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(b)	2,656	2,270,943
5.00%, 09/15/26 (Call 07/15/26)	2,952	2,871,086
5.75%, 06/15/25 (Call 06/15/23)(b)	2,126	2,120,260
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	5,260	4,629,193
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	2,247	2,190,623

		34,758,667

Media — 8.0%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/24)(a)	8,756	7,089,751
5.75%, 08/15/29 (Call 08/15/24)(a)	15,737	12,552,670
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	7,674	5,316,572
4.75%, 08/01/25 (Call 08/01/23)(b)	5,915	5,486,677
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(a)	2,719	197,127
6.75%, 03/31/29 (Call 03/31/24)(a)	2,981	223,575
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/24)(a)(b)	2,153	1,394,067
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/24)(a)(b)	2,202	1,895,647
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	5,056	4,111,539
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	22,600	18,509,644
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	15,035	11,452,766
4.50%, 08/15/30 (Call 02/15/25)(a)	20,603	17,300,329
4.50%, 05/01/32 (Call 05/01/26)(b)	21,675	17,352,450
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	13,132	10,453,240
4.75%, 03/01/30 (Call 09/01/24)(a)	22,890	19,694,467
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	8,935	7,393,543
5.00%, 02/01/28 (Call 08/01/23)(a)	18,720	17,308,373
5.13%, 05/01/27 (Call 05/01/23)(a)	24,185	22,820,231
5.38%, 06/01/29 (Call 06/01/24)(a)	11,285	10,349,675
5.50%, 05/01/26 (Call 05/01/23)(a)	5,282	5,185,319
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	11,272	10,712,452
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	8,315	8,148,357

Security	Par (000)	Value

Media (continued)
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/30/23)(a)	$3,727	$3,727,000
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	7,605	5,226,197
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	8,303	5,958,914
4.50%, 11/15/31 (Call 11/15/26)(a)	11,240	7,874,224
4.63%, 12/01/30 (Call 12/01/25)(a)	17,385	8,486,091
5.00%, 11/15/31 (Call 11/15/26)(a)	3,730	1,790,249
5.25%, 06/01/24	4,103	4,000,359
5.38%, 02/01/28 (Call 02/01/24)(a)(b)	7,485	6,139,180
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	9,946	8,503,903
5.75%, 01/15/30 (Call 01/15/25)(a)	16,890	8,619,710
6.50%, 02/01/29 (Call 02/01/24)(a)	13,159	10,986,883
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	7,728	4,828,342
11.25%, 05/15/28 (Call 05/15/25)(a)	3,582	3,569,821
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(a)(b)	2,784	2,039,280
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	27,971	24,546,503
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	20,636	15,762,439
5.75%, 12/01/28 (Call 12/01/27)(a)	18,760	13,336,621
5.88%, 11/15/24(b)	14,957	12,375,108
7.38%, 07/01/28 (Call 07/01/23)(b)	7,519	3,767,198
7.75%, 07/01/26(b)	14,843	8,574,650
5.13%, 06/01/29(b)	11,268	5,196,624
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	26,225	24,773,301
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	2,779	2,348,255
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	4,522	3,866,310
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	9,736	6,240,974
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	6,016	3,886,245
5.88%, 07/15/26 (Call 07/15/23)(a)(b)	5,160	4,383,685
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	5,688	4,605,636
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	3,754	2,921,971
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	5,541	4,376,442
6.38%, 05/01/26 (Call 05/01/23)	5,960	5,112,679
8.38%, 05/01/27 (Call 05/01/23)(b)	8,360	5,516,321
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	6,215	5,323,210
6.75%, 10/15/27 (Call 10/15/23)(a)	8,667	8,232,674
Liberty Interactive LLC
8.25%, 02/01/30	3,765	1,135,420
8.50%, 07/15/29(b)	2,112	663,041
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	6,174	5,483,855
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	5,217	4,486,620
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/23)(a)(b)	2,548	2,359,473
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)	7,759	6,888,673
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	3,720	3,425,367
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	7,505	6,596,196
5.63%, 07/15/27 (Call 07/15/23)(a)	12,579	11,813,945

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(d)	$4,776	$3,710,947
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(d)	7,480	6,416,045
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	7,315	5,692,957
6.50%, 09/15/28 (Call 09/15/23)(a)	7,202	3,360,453
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	4,011	3,117,980
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	2,885	2,005,075
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	3,186	2,284,776
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	5,876	4,673,418
5.13%, 02/15/27 (Call 08/15/23)(a)(b)	1,964	1,685,983
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	3,869	2,988,802
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	7,324	6,554,835
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	11,328	8,560,242
4.00%, 07/15/28 (Call 07/15/24)(a)	15,010	12,673,696
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	11,220	8,999,536
5.00%, 08/01/27 (Call 08/01/23)(a)	11,213	10,313,763
5.50%, 07/01/29 (Call 07/01/24)(a)	9,433	8,402,264
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)(b)	2,277	1,488,083
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	7,648	6,809,014
4.75%, 03/15/26 (Call 03/15/24)(a)	4,382	4,183,970
5.00%, 09/15/29 (Call 09/15/24)(b)	8,234	7,209,524
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/23)(a)	7,200	6,645,600
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/24)(a)(b)	3,804	3,546,355
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	8,119	6,997,466
5.13%, 02/15/25 (Call 05/09/23)(a)	10,707	10,542,648
6.63%, 06/01/27 (Call 06/01/23)(a)	11,197	10,781,218
7.38%, 06/30/30 (Call 06/30/25)(a)	6,795	6,519,976
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	9,665	8,340,315
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)(b)	3,370	3,016,150
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	5,571	5,059,248
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	4,106	3,550,458
5.13%, 04/15/27 (Call 04/15/24)(a)(b)	4,788	4,620,420
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	1,211	1,208,820
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	6,910	5,822,908
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	6,860	5,874,582
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	10,738	9,859,749
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	3,850	3,451,479
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	11,375	9,492,647
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	3,815	3,099,890
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	4,529	4,296,741

Security	Par (000)	Value

Media (continued)
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	$7,600	$6,543,075

		735,099,168

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/23)(a)(b)	2,894	2,767,387
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	3,912	3,870,220
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/24)(b)	2,546	2,024,070
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	3,758	3,408,755

		12,070,432

Mining — 1.3%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)	5,246	5,215,627
6.13%, 02/15/28 (Call 02/15/24)(a)(b)	6,788	6,699,233
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)(b)	1,952	1,840,803
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	2,933	2,418,845
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	1,466	1,451,340
6.75%, 12/01/27 (Call 12/01/23)(a)(b)	3,725	3,572,005
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	3,810	3,279,324
5.63%, 06/15/28 (Call 06/15/23)(a)(b)	2,545	2,443,862
5.88%, 02/15/26 (Call 05/29/23)(a)(b)	2,199	2,188,313
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)(b)	3,945	3,668,850
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	11,171	9,703,451
4.50%, 09/15/27 (Call 06/15/27)(a)	4,617	4,387,250
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	3,709	3,686,027
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	5,378	5,215,550
6.13%, 04/15/32 (Call 01/15/32)(a)	5,985	5,790,712
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	3,627	3,627,333
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/24)(a)	4,556	4,242,652
6.13%, 04/01/29 (Call 04/01/24)(a)	4,606	4,307,974
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)(b)	3,426	2,706,609
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/23)(a)	1,760	1,760,000
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	4,160	3,296,675
4.63%, 03/01/28 (Call 03/01/24)(a)(b)	3,752	3,313,166
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	3,080	2,968,904
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	5,610	5,135,752
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	5,810	4,865,297
4.75%, 01/30/30 (Call 01/30/25)(a)	12,172	11,014,121
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)(b)	3,240	3,136,320
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(a)(b)	2,986	2,754,849

		114,690,844

Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)(b)	2,855	2,196,195
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,633	1,935,307

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Corp.
3.80%, 05/15/24(b)	$820	$802,001
4.80%, 03/01/35	1,842	1,214,929
6.75%, 12/15/39	2,626	1,997,032
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	5,684	5,416,077
5.50%, 08/15/28 (Call 07/15/28)(a)	5,623	4,846,908

		18,408,449

Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	2,229	1,786,532
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	3,418	3,042,123

		4,828,655

Oil & Gas — 6.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/24)(a)(b)	5,714	5,548,673
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	4,535	4,248,851
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	3,260	3,337,311
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	3,981	3,637,639
4.38%, 10/15/28 (Call 07/15/28)(b)	2,575	2,412,192
4.75%, 04/15/43 (Call 10/15/42)	3,177	2,476,916
5.10%, 09/01/40 (Call 03/01/40)(b)	10,021	8,588,398
5.25%, 02/01/42 (Call 08/01/41)	3,005	2,537,963
5.35%, 07/01/49 (Call 01/01/49)	2,879	2,231,765
6.00%, 01/15/37(b)	3,240	3,045,600
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	3,024	2,715,965
7.00%, 11/01/26 (Call 11/01/23)(a)(b)	4,361	4,220,013
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	2,404	2,328,592
9.00%, 11/01/27 (Call 11/01/26)(a)(b)	1,519	1,877,864
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)	5,975	6,006,794
8.75%, 04/01/27 (Call 04/01/24)(a)(b)	3,245	3,338,216
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/24)(a)(b)	3,229	3,071,021
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(a)(b)	4,371	4,414,972
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/23)(b)	2,641	2,551,592
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	4,754	4,515,425
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	4,920	4,854,186
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(a)(b)	2,655	2,569,562
11.00%, 04/15/25 (Call 04/15/24)(a)(b)	4,294	4,410,168
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 04/01/24)(a)(b)	2,582	2,556,180
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)(b)	4,040	3,998,833
5.88%, 02/01/29 (Call 02/05/24)(a)	3,714	3,551,907
6.75%, 04/15/29 (Call 04/15/24)(a)	7,192	7,119,538
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	9,102	9,167,807
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	5,253	5,116,317
7.00%, 06/15/25 (Call 06/15/23)(a)	8,575	8,532,125
Civitas Resources Inc., 5.00%, 10/15/26
(Call 10/15/23)(a)(b)	3,130	2,942,200

Security	Par (000)	Value

Oil & Gas (continued)
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	$3,933	$3,638,237
7.25%, 03/14/27 (Call 03/14/24)(a)	2,510	2,481,588
7.38%, 01/15/31 (Call 01/15/26)(a)	3,995	3,854,440
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	5,511	5,214,941
7.75%, 02/15/26 (Call 02/15/24)(a)	2,103	2,126,659
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	7,262	6,234,229
6.75%, 03/01/29 (Call 03/01/24)(a)	9,222	8,349,389
Crescent Energy Finance LLC, 9.25%, 02/15/28
(Call 02/15/25)(a)	3,120	3,111,451
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	2,712	2,562,124
5.63%, 10/15/25 (Call 10/15/23)(a)	7,482	7,386,152
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)	4,393	4,247,328
5.75%, 02/15/28 (Call 02/15/24)(a)	3,056	2,730,842
Earthstone Energy Holdings LLC, 8.00%, 04/15/27
(Call 04/15/24)(a)	4,295	4,191,662
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)	5,349	4,742,800
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)	7,314	7,277,407
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	3,530	3,196,062
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 04/15/26 (Call 04/15/24)(a)	1,081	1,113,430
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)(b)	2,525	2,380,589
Global Marine Inc., 7.00%, 06/01/28(b)	2,037	1,644,878
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)(b)	1,554	1,174,713
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/24)(a)(b)	1,324	1,132,020
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	3,396	3,404,321
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	3,758	3,442,065
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	4,413	4,122,880
6.00%, 04/15/30 (Call 04/15/25)(a)(b)	4,028	3,754,023
6.00%, 02/01/31 (Call 02/01/26)(a)	4,690	4,322,412
6.25%, 11/01/28 (Call 11/01/23)(a)	4,313	4,130,784
6.25%, 04/15/32 (Call 04/15/27)(a)(b)	3,867	3,615,179
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)(b)	5,279	5,057,388
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	4,795	4,615,811
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)	2,271	2,004,839
9.50%, 01/15/25 (Call 01/15/24)	3,323	3,341,742
10.13%, 01/15/28 (Call 01/15/24)(b)	2,250	2,261,970
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)	2,997	2,907,090
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/23)(b)	5,106	5,007,085
6.88%, 04/15/28 (Call 04/15/25)(a)	2,225	2,238,951
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	4,693	4,505,816
7.13%, 02/01/27 (Call 02/01/24)(a)	3,614	3,704,158

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	$5,173	$4,835,685
10.50%, 05/15/27 (Call 05/15/23)(a)	3,500	3,378,643
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)(b)	4,214	4,144,231
6.13%, 12/01/42 (Call 06/01/42)	2,561	2,193,126
6.38%, 07/15/28 (Call 07/15/24)(b)	3,461	3,448,081
7.05%, 05/01/29(b)	1,770	1,803,080
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	3,466	3,383,371
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	5,255	5,097,350
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/23)(a)(b)	4,438	4,183,148
7.50%, 01/15/28 (Call 01/15/24)(a)(b)	2,972	2,704,464
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(a)	6,215	6,126,530
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)	4,530	4,638,811
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)(b)	5,534	5,464,825
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	2,930	2,914,864
Occidental Petroleum Corp.
0.00%, 10/10/36 (Call 10/10/23)(b)(f)	315	164,190
2.90%, 08/15/24 (Call 06/15/24)(b)	150	145,407
3.40%, 04/15/26 (Call 01/15/26)(b)	2,521	2,382,697
3.50%, 08/15/29 (Call 05/15/29)(b)	2,347	2,129,903
4.10%, 02/15/47 (Call 08/15/46)(b)	3,585	2,799,527
4.20%, 03/15/48 (Call 09/15/47)	300	234,135
4.40%, 04/15/46 (Call 10/15/45)	3,820	3,076,607
4.40%, 08/15/49 (Call 02/15/49)(b)	395	310,533
4.63%, 06/15/45 (Call 12/15/44)(b)	1,100	901,813
5.50%, 12/01/25 (Call 09/01/25)(b)	4,362	4,375,745
5.55%, 03/15/26 (Call 12/15/25)(b)	7,365	7,426,792
5.88%, 09/01/25 (Call 06/01/25)(b)	5,420	5,477,596
6.13%, 01/01/31 (Call 07/01/30)(b)	8,703	9,097,855
6.20%, 03/15/40	6,256	6,421,988
6.38%, 09/01/28 (Call 03/01/28)(b)	4,502	4,695,421
6.45%, 09/15/36(b)	13,483	14,308,834
6.60%, 03/15/46 (Call 09/15/45)(b)	9,107	9,718,353
6.63%, 09/01/30 (Call 03/01/30)(b)	10,976	11,716,880
6.95%, 07/01/24	500	508,750
7.50%, 05/01/31	6,615	7,380,554
7.88%, 09/15/31	3,663	4,151,014
7.95%, 06/15/39	3,568	4,071,695
8.50%, 07/15/27 (Call 01/15/27)	3,923	4,319,733
8.88%, 07/15/30 (Call 01/15/30)	7,602	8,932,350
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	5,982	5,241,727
4.63%, 05/01/30 (Call 05/01/25)(a)	6,540	5,690,314
5.88%, 07/15/27 (Call 07/15/23)(a)(b)	3,926	3,823,013
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	3,720	3,347,245
5.15%, 11/15/29 (Call 08/15/29)(b)	2,830	2,527,266
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)(b)	6,597	6,068,250
7.25%, 06/15/25 (Call 06/15/23)	5,092	5,072,905
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	5,819	5,648,593
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	2,997	3,214,282

Security	Par (000)	Value

Oil & Gas (continued)
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 05/30/23)(a)(b)	$2,234	$2,126,326
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	4,454	3,115,720
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	3,075	2,821,313
7.13%, 01/15/26 (Call 11/15/23)(a)	2,417	2,347,525
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	3,835	3,528,200
4.88%, 05/15/25 (Call 02/15/25)(b)	5,513	5,438,519
8.25%, 01/15/29 (Call 01/15/24)	4,673	4,877,210
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	5,520	4,991,846
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/23)	2,848	2,782,183
6.50%, 07/15/28 (Call 07/15/24)	3,095	2,932,512
6.63%, 01/15/27 (Call 01/15/24)	2,998	2,893,070
6.75%, 09/15/26 (Call 09/15/23)	2,987	2,942,195
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	8,687	7,659,803
5.38%, 02/01/29 (Call 02/01/24)	5,254	4,953,360
5.38%, 03/15/30 (Call 03/15/25)(b)	8,987	8,363,666
5.70%, 01/23/25 (Call 10/23/24)(b)	2,772	2,766,303
8.38%, 09/15/28 (Call 09/15/23)(b)	2,367	2,478,306
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	3,909	3,305,710
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	6,176	5,563,987
4.50%, 04/30/30 (Call 04/30/25)(b)	6,481	5,784,093
5.88%, 03/15/28 (Call 03/15/24)	3,083	3,013,632
6.00%, 04/15/27 (Call 04/15/24)	4,384	4,359,996
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	4,156	4,394,970
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)(b)	3,879	3,726,982
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)(b)	3,115	2,845,108
Transocean Inc.
6.80%, 03/15/38(b)	4,309	2,933,309
7.25%, 11/01/25 (Call 11/01/23)(a)(b)	2,520	2,400,300
7.50%, 01/15/26 (Call 01/15/24)(a)	4,288	3,955,165
7.50%, 04/15/31	3,101	2,387,770
8.00%, 02/01/27 (Call 02/01/24)(a)	4,634	4,113,185
8.75%, 02/15/30 (Call 02/15/26)(a)	8,860	8,939,651
11.50%, 01/30/27 (Call 07/30/23)(a)	5,074	5,193,138
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(b)	3,295	3,213,701
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	4,140	4,219,612
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 05/29/23)(a)(b)	2,045	2,009,213
6.88%, 05/01/30 (Call 05/01/25)(a)(b)	3,067	2,845,931
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(a)	3,339	3,227,643
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(a)(b)	2,120	2,122,902

		626,424,271

Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)	6,069	5,825,876
6.88%, 04/01/27 (Call 04/01/24)(a)(b)	3,567	3,504,796

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	$3,146	$3,001,657
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	3,825	3,290,432
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/24)(a)(b)	2,474	2,381,225
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)(b)	4,787	4,769,767
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)(b)	2,820	2,774,866
6.00%, 02/01/28 (Call 11/01/27)	2,282	2,167,838
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	5,638	5,577,105
6.88%, 09/01/27 (Call 09/01/23)	5,944	5,784,641
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)	5,070	5,072,180
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	3,781	3,781,000
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	11,592	11,807,846
11.00%, 12/01/24 (Call 12/01/23)(a)(b)	208	214,211
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)(b)	2,620	2,634,909

		62,588,349

Packaging & Containers — 2.8%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/23), (7.25% PIK)(a)(c)	6,865	5,625,975
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)(b)	4,570	4,001,294
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	7,890	6,426,919
6.00%, 06/15/27 (Call 06/15/24)(a)	4,738	4,714,570
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)	8,930	8,412,362
5.25%, 04/30/25 (Call 04/30/23)(a)	5,405	5,315,850
5.25%, 08/15/27 (Call 08/15/23)(a)	13,450	11,502,431
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	9,887	8,283,116
3.13%, 09/15/31 (Call 06/15/31)	6,345	5,284,452
4.88%, 03/15/26 (Call 12/15/25)(b)	5,552	5,497,925
5.25%, 07/01/25(b)	7,384	7,378,069
6.88%, 03/15/28 (Call 11/15/24)(b)	6,255	6,504,196
Berry Global Inc.
4.50%, 02/15/26 (Call 05/30/23)(a)(b)	1,962	1,898,206
5.63%, 07/15/27 (Call 07/15/23)(a)(b)	3,838	3,780,606
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)(b)	3,282	3,113,896
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)	2,257	2,024,074
5.38%, 02/01/25(a)(b)	1,935	1,896,300
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	3,865	3,793,484
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	8,250	7,592,586
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	3,875	3,769,251
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	2,841	2,719,690
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(b)	6,440	6,313,333
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	2,813	2,956,885
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	3,837	3,339,057

Security	Par (000)	Value

Packaging & Containers (continued)
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	$3,356	$3,041,664
3.50%, 03/01/29 (Call 09/01/28)(a)(b)	2,555	2,262,674
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	3,040	2,717,532
4.13%, 08/15/24 (Call 05/15/24)(b)	1,032	1,016,288
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	2,286	2,200,001
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/23)(a)	5,190	4,313,994
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	3,472	3,202,920
6.75%, 07/15/26 (Call 07/15/23)(a)	4,509	4,467,428
8.25%, 11/01/29 (Call 11/01/24)(a)	3,250	2,821,406
9.50%, 11/01/28 (Call 11/01/25)	2,425	2,496,392
10.50%, 07/15/27 (Call 07/15/23)(a)(b)	4,952	4,704,801
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	20,300	20,590,804
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	10,153	9,635,184
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	3,168	2,908,541
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	2,039	2,013,801
6.38%, 08/15/25(a)(b)	2,033	2,071,119
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	4,699	4,715,447
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	7,650	6,885,077
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	3,951	3,479,290
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	3,355	3,135,364
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	3,360	3,220,459
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	2,696	2,675,183
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	2,949	2,951,534
6.13%, 02/01/28 (Call 02/01/24)(a)(b)	5,920	6,007,030
6.88%, 07/15/33(a)	3,132	3,327,092
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	4,389	4,103,715
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 05/04/23)(a)(b)	1,846	1,846,000
9.25%, 08/01/24 (Call 08/01/23)(a)	2,152	2,201,849
12.75%, 12/31/28 (Call 12/31/25)	1,065	1,053,700
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	2,869	2,553,410
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	7,624	7,401,786
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	5,298	5,114,838

		253,280,850

Pharmaceuticals — 2.1%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)(b)	3,810	3,393,014
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	3,800	3,079,507
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	4,486	3,712,165
6.13%, 08/01/28 (Call 08/01/23)(a)(b)	2,712	2,393,663
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(a)(b)	3,900	1,971,164
9.25%, 04/01/26 (Call 04/01/24)(a)	4,340	3,493,700
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/24)(a)(b)	3,750	1,744,130
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	700	329,000
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	7,620	5,490,711

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	$5,120	$2,346,496
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	300	144,383
9.00%, 12/15/25 (Call 12/15/23)(a)(b)	6,685	5,593,674
14.00%, 10/15/30 (Call 10/15/25)(a)(b)	3,018	1,931,520
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	12,276	8,086,815
5.25%, 01/30/30 (Call 01/30/25)(a)	6,605	3,104,350
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	3,650	1,742,875
5.50%, 11/01/25 (Call 05/29/23)(a)	13,157	11,467,579
5.75%, 08/15/27 (Call 08/15/23)(a)	3,896	2,693,032
11.00%, 09/30/28(a)(b)	18,526	14,936,587
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)(b)	6,475	6,633,496
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)(b)	3,815	3,481,706
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(b)	5,369	5,227,419
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(a)	4,431	4,240,401
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	4,605	3,525,220
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(a)(b)	3,355	3,447,262
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	11,865	10,904,706
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/24)(a)	1,850	101,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/24)(a)	3,679	3,053,570
10.00%, 04/15/25 (Call 04/15/24)(a)(b)	2,600	1,573,000
10.00%, 06/15/29 (Call 06/15/26)(a)(b)	2,469	1,281,337
11.50%, 12/15/28 (Call 06/15/27)(a)	4,875	3,836,751
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	4,077	3,665,800
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	16,075	14,789,072
5.13%, 04/30/31 (Call 04/30/26)(a)	15,080	13,436,936
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	3,752	3,009,216
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	4,497	3,912,390
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(a)	3,412	2,729,600
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	4,850	4,688,129
4.38%, 03/15/26 (Call 12/15/25)	5,120	4,922,300
4.40%, 06/15/30 (Call 03/15/30)(b)	5,798	5,232,680
4.90%, 12/15/44 (Call 06/15/44)	2,220	1,612,852
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	3,485	3,180,789
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	4,679	3,965,733
5.13%, 01/15/28 (Call 01/15/24)(a)(b)	2,947	2,858,207

		192,964,687

Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	5,692	5,329,897
5.75%, 03/01/27 (Call 03/01/24)(a)	4,900	4,739,856
5.75%, 01/15/28 (Call 01/15/24)(a)	5,018	4,860,636
7.88%, 05/15/26 (Call 05/15/23)(a)	4,112	4,222,086

Security	Par (000)	Value

Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(a)(b)	$2,343	$2,302,960
7.63%, 12/15/25 (Call 12/15/23)(a)(b)	4,308	4,316,875
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	4,558	4,147,780
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	3,804	3,632,541
4.13%, 12/01/27 (Call 09/01/27)	2,928	2,630,252
4.35%, 10/15/24 (Call 07/15/24)	1,971	1,915,681
4.50%, 03/01/28 (Call 12/01/27)(a)	3,915	3,557,756
5.60%, 10/15/44 (Call 04/15/44)	2,213	1,594,467
5.85%, 11/15/43 (Call 05/15/43)	2,885	2,220,123
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(a)(b)	3,037	2,542,688
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	10,635	9,897,987
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)	4,453	4,273,232
5.75%, 04/01/25 (Call 05/30/23)(b)	3,597	3,543,020
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	5,428	5,115,890
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	4,625	4,625,000
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	3,325	3,383,188
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	3,104	2,827,232
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	8,391	7,436,549
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	7,676	6,674,396
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	3,715	3,586,290
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	3,947	3,887,379
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	7,320	7,394,444
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,411	3,298,224
4.85%, 07/15/26 (Call 04/15/26)	3,907	3,804,305
5.05%, 04/01/45 (Call 10/01/44)	3,390	2,690,236
5.45%, 06/01/47 (Call 12/01/46)	3,705	3,093,675
5.60%, 04/01/44 (Call 10/01/43)	2,676	2,223,947
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	2,172	2,103,465
4.13%, 12/01/26 (Call 09/01/26)	3,864	3,506,381
4.50%, 01/15/29 (Call 07/15/28)(a)	6,072	5,160,206
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,331	6,827,847
5.50%, 07/15/28 (Call 04/15/28)(b)	6,351	5,789,086
6.00%, 07/01/25 (Call 04/01/25)(a)	3,163	3,107,435
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	6,775	6,605,684
6.50%, 07/15/48 (Call 01/15/48)	4,081	3,089,994
7.50%, 06/01/27 (Call 06/01/24)(a)	3,696	3,682,767
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	3,765	3,654,557
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(a)(b)	3,747	3,784,470
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/24)(b)	2,508	2,416,419
6.50%, 10/01/25 (Call 10/01/23)	3,955	3,871,695
7.75%, 02/01/28 (Call 02/01/24)	5,120	5,039,275
8.00%, 01/15/27 (Call 01/15/24)	7,266	7,250,880
8.88%, 04/15/30 (Call 04/15/26)	3,795	3,800,089
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	2,593	2,424,455
7.00%, 08/01/27 (Call 08/01/23)	2,950	2,851,293

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Harvest Midstream I LP, 7.50%, 09/01/28
(Call 09/01/23)(a)	$6,336	$6,199,461
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	5,725	5,090,040
5.13%, 06/15/28 (Call 06/15/23)(a)	4,098	3,892,731
5.50%, 10/15/30 (Call 10/15/25)(a)	3,030	2,820,082
5.63%, 02/15/26 (Call 02/15/24)(a)	6,257	6,158,953
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	3,809	3,551,093
6.38%, 04/15/27 (Call 04/15/24)(a)(b)	2,947	2,902,680
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/01/24)(a)	3,148	2,937,850
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	9,210	7,646,787
Kinetik Holdings LP, 5.88%, 06/15/30
(Call 06/15/25)(a)(b)	7,802	7,474,082
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)(b)	3,070	2,990,319
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)	11,368	10,468,000
6.75%, 09/15/25 (Call 09/15/23)(a)	9,535	9,080,531
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	15,590	14,947,854
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 05/30/23)	2,736	2,527,188
7.50%, 04/15/26 (Call 04/15/24)(b)	2,227	2,000,028
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/23)(a)	4,083	3,833,692
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	3,998	3,814,917
5.75%, 10/01/25 (Call 07/01/25)	4,757	4,665,346
6.00%, 06/01/26 (Call 03/01/26)	3,626	3,568,238
6.38%, 10/01/30 (Call 04/01/30)(b)	4,825	4,646,523
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	3,127	2,963,728
4.80%, 05/15/30 (Call 02/15/30)(a)	3,011	2,679,078
4.95%, 07/15/29 (Call 04/15/29)(a)	4,114	3,799,073
6.88%, 04/15/40(a)	3,728	3,244,628
7.50%, 07/15/38(a)	1,828	1,667,675
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(a)	2,570	2,425,438
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 05/30/23)(b)	1,860	1,548,450
8.50%, 10/15/26 (Call 10/15/23)(a)(b)	6,149	5,903,040
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)	5,546	5,130,980
6.00%, 03/01/27 (Call 03/01/24)(a)(b)	3,067	2,959,126
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	5,618	4,989,619
6.00%, 09/01/31 (Call 09/01/26)(a)	3,577	3,167,166
7.50%, 10/01/25 (Call 10/01/23)(a)	4,395	4,428,492
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 02/15/24)(b)	2,373	2,063,608
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	9,465	7,981,061
6.25%, 01/15/30 (Call 10/15/29)(a)	7,540	7,645,613
3.88%, 08/15/29 (Call 02/15/29)(a)	9,449	8,487,081
4.13%, 08/15/31 (Call 02/15/31)(a)	9,536	8,447,489

		391,482,330

Security	Par (000)	Value

Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)(b)	$4,694	$4,380,769
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/23)(a)(b)	4,583	4,136,158
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/30/23)(a)	4,309	4,213,794
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	4,820	4,051,885
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	4,821	3,905,694
5.38%, 08/01/28 (Call 08/01/23)(a)	5,715	5,159,075
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	4,795	3,696,878
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	4,470	3,571,351
4.75%, 02/01/30 (Call 09/01/24)	4,572	3,539,048
5.00%, 03/01/31 (Call 03/01/26)	4,469	3,387,815
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	7,565	5,393,528
5.75%, 01/15/29 (Call 01/15/24)(a)	6,638	4,928,715

		50,364,710

Real Estate Investment Trusts — 3.0%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	3,676	2,783,516
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)(b)	3,185	2,661,375
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	5,522	4,566,694
5.75%, 05/15/26 (Call 05/15/23)(a)(b)	7,022	6,372,834
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	3,025	2,631,750
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	3,713	2,339,097
4.75%, 05/01/24 (Call 11/01/23)	1,661	1,515,608
4.75%, 02/15/28 (Call 08/15/27)(b)	4,053	2,500,088
9.75%, 06/15/25 (Call 06/15/23)	3,753	3,592,297
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	3,933	3,010,123
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	7,679	6,815,935
3.75%, 09/15/30(a)(b)	2,925	2,299,078
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	2,882	2,800,991
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	8,150	7,086,315
4.88%, 09/15/27 (Call 09/15/23)(a)	7,396	7,049,101
4.88%, 09/15/29 (Call 09/15/24)(a)	7,534	6,871,526
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	3,731	3,511,709
5.25%, 03/15/28 (Call 12/27/23)(a)	6,081	5,849,078
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	9,777	9,004,880
5.63%, 07/15/32 (Call 07/15/26)(a)	4,499	4,086,068
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	5,567	4,876,666
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	4,917	4,191,743
4.75%, 06/15/29 (Call 06/15/24)(a)	4,970	3,932,513
5.25%, 10/01/25 (Call 05/15/23)(a)(b)	2,399	2,255,060
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	9,640	6,589,254
4.63%, 08/01/29 (Call 08/01/24)(b)	6,699	5,071,292
5.00%, 10/15/27 (Call 09/07/23)(b)	10,539	8,828,093

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 08/01/26 (Call 08/01/23)(b)	$3,837	$3,417,022
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28
(Call 06/30/28)(a)(b)	3,797	2,815,779
New Residential Investment Corp., 6.25%, 10/15/25
(Call 10/15/23)(a)	4,005	3,669,501
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(b)	2,725	1,747,919
2.65%, 06/15/26 (Call 05/15/26)	2,315	1,620,515
3.45%, 10/15/31 (Call 07/15/31)	2,805	1,445,951
4.25%, 05/15/24 (Call 02/15/24)	2,300	2,171,550
4.50%, 02/01/25 (Call 11/01/24)(b)	5,250	4,466,087
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	5,655	4,891,575
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	5,486	5,060,835
7.50%, 06/01/25 (Call 06/01/23)(a)	4,645	4,668,225
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,547	4,094,346
4.75%, 10/15/27 (Call 10/15/23)	5,304	4,985,760
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	3,820	3,530,138
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	3,690	3,099,600
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	11,286	9,655,183
3.88%, 02/15/27 (Call 02/15/24)(b)	11,975	11,169,122
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	3,023	2,366,640
4.35%, 10/01/24 (Call 09/01/24)	5,794	5,530,370
4.38%, 02/15/30 (Call 08/15/29)(b)	3,030	2,253,928
4.50%, 03/15/25 (Call 09/15/24)(b)	2,350	2,185,052
4.75%, 10/01/26 (Call 08/01/26)(b)	3,401	2,939,441
4.95%, 02/15/27 (Call 08/15/26)	2,978	2,523,184
4.95%, 10/01/29 (Call 07/01/29)	3,221	2,440,014
5.25%, 02/15/26 (Call 08/15/25)	2,631	2,336,196
5.50%, 12/15/27 (Call 09/15/27)	3,470	3,033,930
7.50%, 09/15/25 (Call 06/15/25)(b)	5,921	5,798,909
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	2,815	2,423,828
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	3,300	3,084,822
4.38%, 01/15/27 (Call 07/15/26)(a)	3,620	3,121,273
4.75%, 03/15/25 (Call 09/15/24)(b)	4,004	3,783,780
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	5,175	3,052,784
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	4,323	3,437,568
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	8,353	5,042,567
10.50%, 02/15/28 (Call 09/15/25)(a)(b)	19,665	18,817,374
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	3,779	3,279,832
6.38%, 08/15/25 (Call 08/15/23)(a)	3,440	3,392,064

		276,445,348

Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	5,840	5,249,595
3.88%, 01/15/28 (Call 09/15/23)(a)	11,893	11,154,895
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	21,811	19,040,599
4.38%, 01/15/28 (Call 11/15/23)(a)	5,667	5,297,708
5.75%, 04/15/25 (Call 04/15/24)(a)	2,378	2,382,760

Security	Par (000)	Value

Retail (continued)
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 01/15/24)(a)(b)	$2,450	$949,375
Abercrombie & Fitch Management Co., 8.75%,
07/15/25 (Call 07/15/23)(a)(b)	2,217	2,250,189
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	3,080	3,025,161
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	3,460	2,803,638
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)(b)	3,027	2,749,837
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	5,974	5,316,928
4.75%, 03/01/30 (Call 03/01/25)(b)	3,219	2,856,807
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	4,925	4,243,548
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(a)(b)	2,282	1,481,036
7.13%, 07/15/29 (Call 07/15/24)(a)(b)	3,777	2,115,120
Bath & Body Works Inc.
5.25%, 02/01/28(b)	3,771	3,605,096
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	7,534	7,232,371
6.69%, 01/15/27	2,259	2,253,651
6.75%, 07/01/36(b)	5,069	4,511,328
6.88%, 11/01/35	7,213	6,528,204
6.95%, 03/01/33(b)	2,641	2,330,046
7.50%, 06/15/29 (Call 06/15/24)(b)	3,589	3,645,699
9.38%, 07/01/25(a)(b)	2,198	2,351,965
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/24), (8.50% PIK)(a)(c)	3,006	2,404,800
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(a)(b)	2,830	2,475,702
4.50%, 11/15/26 (Call 11/15/23)(a)(b)	2,006	1,899,670
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	2,506	63,302
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,432	2,193,974
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	2,285	1,907,975
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	2,155	2,109,206
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	2,221	1,838,388
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	4,975	2,004,786
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	4,127	1,775,618
5.63%, 10/01/25 (Call 10/01/23)(a)(b)	3,784	2,420,019
5.88%, 10/01/28 (Call 10/01/23)(a)	4,295	1,781,974
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	23,545	12,910,413
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)(b)	5,158	4,903,181
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)	3,554	3,613,316
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)(b)	5,883	5,574,142
8.50%, 10/30/25 (Call 10/30/23)(a)(b)	4,805	4,577,868
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)(b)	4,345	4,350,431
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)	5,065	4,722,299
5.88%, 04/01/29 (Call 04/01/24)(a)	6,360	5,373,888
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	7,440	6,514,241
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	9,417	7,628,627

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	$3,867	$3,535,482
5.63%, 01/01/30 (Call 01/01/25)(a)	4,120	3,827,171
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	3,053	2,582,930
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)(b)	3,076	2,457,459
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	5,705	4,039,446
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	5,520	3,856,193
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	5,910	5,244,305
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(a)(b)	4,084	3,613,652
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(a)	2,712	2,393,340
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(a)	5,300	5,365,031
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/23)(a)(b)	2,996	2,616,631
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)	5,602	5,511,248
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	2,715	2,536,989
4.63%, 05/01/31 (Call 02/01/31)(b)	3,851	2,626,222
5.55%, 07/17/45 (Call 01/17/45)(b)	3,150	1,835,064
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(a)(b)	6,086	4,846,769
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(a)(b)	7,498	6,392,070
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	6,210	5,375,474
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	4,258	3,656,743
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	2,880	2,684,734
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/24)(a)(b)	6,292	5,899,073
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	1,729	1,050,368
4.50%, 12/15/34 (Call 06/15/34)(b)	2,983	2,139,020
5.13%, 01/15/42 (Call 07/15/41)	1,822	1,194,487
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	3,831	3,509,311
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	3,205	2,845,832
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	3,260	2,853,592
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	2,275	2,106,968
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	6,310	5,198,241
7.88%, 05/01/29 (Call 04/01/24)(a)(b)	9,663	6,477,689
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	3,910	3,344,770
4.75%, 09/15/29 (Call 09/15/24)	3,829	3,551,397
5.63%, 05/01/27 (Call 05/01/23)	2,028	1,997,580
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)	8,455	7,856,938
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	2,666	2,290,946
4.25%, 08/01/31 (Call 05/01/31)(b)	3,610	2,680,786
4.38%, 04/01/30 (Call 01/01/30)(b)	3,780	2,956,187
5.00%, 01/15/44 (Call 07/15/43)(b)	6,974	4,361,017
6.95%, 03/15/28(b)	2,252	2,173,180
Papa John’s International Inc., 3.88%, 09/15/29
(Call 09/15/24)(a)(b)	3,242	2,801,267

Security	Par (000)	Value

Retail (continued)
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	$2,640	$1,933,034
6.75%, 08/01/29 (Call 08/01/24)(a)	2,155	1,573,134
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)(b)	2,772	2,411,640
7.50%, 10/15/27 (Call 10/15/23)(a)(b)	2,454	2,411,472
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)(b)	4,124	3,940,324
3.75%, 06/15/29 (Call 06/15/24)	3,985	3,464,965
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	8,653	8,178,372
7.75%, 02/15/29 (Call 02/15/24)(a)	8,840	8,717,394
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	3,622	1,783,400
4.45%, 02/15/25 (Call 11/15/24)(b)	4,411	3,242,085
4.75%, 02/15/27 (Call 11/15/26)(b)	4,081	2,060,905
4.85%, 04/01/24	92	78,942
5.45%, 08/15/34 (Call 02/15/34)	3,053	1,312,790
5.95%, 03/15/43	2,256	936,240
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)(b)	2,277	1,565,438
8.00%, 11/15/26 (Call 01/15/24)(a)	5,860	3,170,406
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/23)(b)	4,830	4,769,625
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/23)(a)	2,528	2,338,400
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	5,008	4,201,034
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	3,784	3,055,580
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(a)(b)	5,354	4,858,755
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	4,795	4,222,838
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	6,365	5,184,292
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	3,403	2,807,237
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	15,252	12,862,573
10.75%, 04/15/27 (Call 04/15/24)(a)(b)	7,065	4,782,556
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)(b)	5,095	4,461,437
5.88%, 03/01/27 (Call 03/01/24)	2,590	2,524,742
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	4,705	4,167,171
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 10/15/23)(a)	1,823	1,821,323
Victoria’s Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(a)(b)	4,550	3,679,997
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/23)(a)(b)	4,805	4,166,712
White Cap Parent LLC, 8.25%, 03/15/26
(Call 03/15/24), (9.00% PIK)(a)(b)(c)	2,200	2,017,118
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	7,798	6,887,991
4.63%, 01/31/32 (Call 10/01/26)(b)	8,217	7,662,114
4.75%, 01/15/30 (Call 10/15/29)(a)	6,090	5,890,991
5.35%, 11/01/43 (Call 05/01/43)	1,873	1,648,240
5.38%, 04/01/32 (Call 04/01/27)	7,485	7,301,156
6.88%, 11/15/37	2,630	2,797,734

		479,595,135

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 03/15/24)(a)(b)	$4,508	$4,512,472
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)(b)	3,423	3,197,082
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	12,015	11,175,419
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	6,715	6,382,221
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	2,941	2,518,378
4.38%, 04/15/28 (Call 04/15/24)(a)	2,995	2,731,538
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/23)(a)	5,135	4,621,825
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,165	2,674,427

		37,813,362

Software — 2.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)	3,439	3,426,104
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(b)	3,700	3,596,990
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/23)(a)(b)	4,650	4,636,096
9.13%, 03/01/26 (Call 09/01/23)(a)(b)	2,637	2,570,623
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/23)(a)	5,745	5,440,968
Castle U.S. Holding Crop., 9.50%, 02/15/28
(Call 02/15/24)(a)	2,219	1,414,613
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(a)(b)	5,747	5,690,328
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	6,834	6,149,233
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	6,810	6,133,029
Cloud Software Group Inc., 9.00%, 09/30/29
(Call 09/30/25)(b)	22,542	19,370,341
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(a)(b)	2,310	2,123,941
6.50%, 10/15/28 (Call 10/15/26)(a)(b)	3,962	3,466,750
CWT Travel Group Inc., 8.50%, 11/19/26
(Call 11/19/23)(a)(b)	4,697	3,311,874
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(a)(b)	3,462	3,039,878
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	4,455	3,854,466
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)(b)	6,729	6,268,283
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	3,450	3,393,937
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	2,760	2,318,400
MicroStrategy Inc., 6.13%, 06/15/28
(Call 06/15/24)(a)(b)	3,883	3,509,339
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)(b)	17,594	14,450,630
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	7,116	6,305,559
3.88%, 12/01/29 (Call 12/01/24)(a)	6,282	5,279,639
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	6,724	5,741,504
4.13%, 12/01/31 (Call 12/01/26)(a)	4,999	4,137,507
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	30,015	27,032,051
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	3,669	3,538,322
4.00%, 02/15/28 (Call 02/15/24)(a)	4,246	3,948,039
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	3,955	1,641,325
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	3,865	917,165

Security	Par (000)	Value

Software (continued)
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	$7,594	$6,410,855
Rocket Software Inc., 6.50%, 02/15/29
(Call 02/15/24)(a)(b)	4,386	3,640,641
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	2,163	1,638,472
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 03/30/24)(a)	15,277	14,786,853
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	3,856	3,292,060
3.88%, 03/15/31 (Call 03/15/26)(b)	3,994	3,337,706
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25
(Call 09/01/23)(a)	13,059	9,909,360
West Technology Group LLC, 8.50%, 04/10/27
(Call 05/30/23)(a)	2,988	2,648,115
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	5,023	4,330,981

		212,701,977

Telecommunications — 5.3%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	8,325	5,126,291
10.50%, 05/15/27 (Call 05/15/23)(a)	11,647	8,601,063
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	15,070	11,281,111
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	3,720	2,749,187
5.13%, 07/15/29 (Call 04/15/24)(a)	18,665	13,799,887
5.50%, 01/15/28 (Call 09/15/23)(a)	8,110	6,384,585
8.13%, 02/01/27 (Call 08/01/23)(a)	13,054	11,656,092
British Telecommunications PLC 4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)(d)	3,805	3,355,135
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(d)	3,790	3,012,146
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/23)(a)(b)	8,868	7,759,500
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	3,072	2,698,499
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	9,320	7,526,331
6.00%, 03/01/26 (Call 03/01/24)(a)(b)	10,966	10,473,448
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	5,333	3,826,427
8.25%, 03/01/27 (Call 03/01/24)(a)(b)	7,540	5,829,301
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)(b)	5,731	3,959,317
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	9,484	8,914,607
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	15,257	14,540,730
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	3,012	2,208,398
6.50%, 10/01/28 (Call 10/01/23)(a)	5,617	4,381,260
Embarq Corp., 8.00%, 06/01/36	10,796	4,642,280
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	11,616	10,200,149
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	8,497	7,821,358
5.88%, 11/01/29 (Call 11/01/24)	5,672	4,314,116
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	7,462	5,707,779
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	7,482	6,021,831
8.63%, 03/15/31 (Call 03/15/26)(a)	5,708	5,561,792
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	9,110	9,010,709
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	2,112	1,910,388
Hughes Satellite Systems Corp.
5.25%, 08/01/26	5,688	5,438,240
6.63%, 08/01/26(b)	5,674	5,359,036

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	$8,965	$8,626,214
7.00%, 10/15/28 (Call 10/15/24)(a)	6,885	6,514,354
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)	22,510	20,772,341
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	5,255	4,111,412
3.63%, 01/15/29 (Call 01/15/24)(a)	6,095	3,408,779
3.75%, 07/15/29 (Call 01/15/24)(a)	6,565	3,694,642
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	5,280	3,854,356
4.25%, 07/01/28 (Call 07/01/23)(a)	8,694	5,068,133
4.63%, 09/15/27 (Call 09/15/23)(a)	6,879	4,248,673
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	7,845	7,510,045
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)(b)	7,160	4,031,152
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/24)(a)	9,923	6,626,579
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	3,633	1,545,878
Series P, 7.60%, 09/15/39	3,863	1,482,388
Series U, 7.65%, 03/15/42	3,265	1,354,975
Maxar Technologies Inc., 7.75%, 06/15/27
(Call 06/15/24)(a)	4,029	4,269,676
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	6,101	4,722,817
5.13%, 01/15/28 (Call 09/15/23)(a)(b)	3,336	2,935,701
6.25%, 03/25/29 (Call 04/25/24)(a)(b)	5,060	4,533,619
Qwest Corp., 7.25%, 09/15/25	1,737	1,541,553
Rogers Communications Inc., 5.25%, 03/15/82
(Call 03/15/27), (5-year CMT + 3.590%)(a)(d)	1,780	1,608,230
Sable International Finance Ltd., 5.75%, 09/07/27
(Call 09/07/23)(a)	3,606	3,398,655
Sprint Capital Corp., 6.88%, 11/15/28(b)	11,080	11,945,148
Sprint LLC
7.13%, 06/15/24	13,950	14,178,373
7.63%, 02/15/25 (Call 11/15/24)(b)	9,216	9,495,732
7.63%, 03/01/26 (Call 11/01/25)	7,510	7,952,438
Telecom Italia Capital SA
6.00%, 09/30/34(b)	7,524	6,414,082
6.38%, 11/15/33	7,582	6,778,117
7.20%, 07/18/36	7,547	6,820,005
7.72%, 06/04/38	7,501	7,012,461
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	8,981	8,772,060
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(a)(b)	3,218	1,722,264
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	3,950	2,206,400
6.50%, 10/15/27 (Call 10/15/23)(a)(b)	2,501	876,467
U.S. Cellular Corp., 6.70%, 12/15/33(b)	4,097	3,728,270
ViaSat Inc.
5.63%, 09/15/25 (Call 05/09/23)(a)(b)	5,123	4,892,465
5.63%, 04/15/27 (Call 04/15/24)(a)	4,906	4,550,315
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	3,093	2,453,862
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(a)(b)	3,132	2,615,220
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	9,960	8,255,991
4.75%, 07/15/31 (Call 07/15/26)(a)	10,535	8,977,272
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(d)	3,710	3,245,711
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(b)(d)	7,495	6,063,455

Security	Par (000)	Value

Telecommunications (continued)
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(d)	$7,211	$5,465,073
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(d)	14,893	15,265,325
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	10,566	8,702,463
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/30/23)(a)(b)	11,029	8,350,685
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	8,095	5,174,901

		481,845,720

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/23)(a)(b)	5,103	3,304,192

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(a)	4,727	4,471,251
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	4,826	4,355,721
5.45%, 11/01/41 (Call 05/01/41)	2,142	1,904,211
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	4,180	4,185,146
6.20%, 10/01/40(b)	1,802	1,698,269

		16,614,598

Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/24)(a)(b)	4,364	3,915,512
Carriage Purchaser Inc., 7.88%, 10/15/29
(Call 10/15/24)(a)	2,290	1,681,521
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)(b)	2,025	2,004,229
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	4,884	4,232,633
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)(b)	6,585	5,965,770
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	4,576	4,437,276
Western Global Airlines LLC, 10.38%, 08/15/25
(Call 08/15/23)(a)	2,968	385,840
XPO CNW Inc., 6.70%, 05/01/34	2,311	2,117,463
XPO Escrow Sub LLC, 7.50%, 11/15/27
(Call 11/15/24)(a)(b)	2,765	2,834,082

		27,574,326

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. LIBOR US + 4.300%)(a)(b)(d)	3,793	3,562,697
Fly Leasing Ltd., 7.00%, 10/15/24 (Call 10/15/23)(a)(b)	2,109	1,845,375
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	7,699	7,056,787
6.50%, 10/01/25 (Call 10/01/23)(a)	4,907	4,845,825
9.75%, 08/01/27 (Call 08/01/23)(a)	2,942	3,063,902

		20,374,586

Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/24)(a)	3,250	3,120,000

Total Corporate Bonds & Notes — 98.5% (Cost: $9,924,919,782)		9,032,199,553

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(g)	12	$—

Professional Services — 0.0%
Affinion Group Inc.(g)	4	—

Total Common Stocks — 0.0% (Cost $1,265,178)		—

Total Long-Term Investments — 98.5% (Cost: $9,926,184,960)		9,032,199,553

Short-Term Securities

Money Market Funds — 20.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(h)(i)(j)	1,862,257	1,862,815,287
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(h)(i)	19,930	19,930,000

Total Short-Term Securities — 20.5% (Cost: $1,882,017,618)		1,882,745,287

Total Investments — 119.0% (Cost: $11,808,202,578)		10,914,944,840

Liabilities in Excess of Other Assets — (19.0)%		(1,742,257,527)

Net Assets — 100.0%		$9,172,687,313

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,604,262,705	$257,603,830	(a)	$—		$81,581	$867,171	$1,862,815,287	1,862,257	$7,536,362	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	157,140,000	—		(137,210,000	)(a)	—	—	19,930,000	19,930	1,689,642		155

						$81,581	$867,171	$1,882,745,287		$9,226,004		$155

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$9,032,199,553	$—	$9,032,199,553
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	1,882,745,287	—	—	1,882,745,287

	$1,882,745,287	$9,032,199,553	$—	$10,914,944,840

See notes to financial statements.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$315	$284,537
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	260	192,418
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	245	186,109
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/24)(a)	110	39,293
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	125	106,769
4.63%, 03/15/30 (Call 03/15/25)(a)	140	118,447
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	155	143,107
6.25%, 06/15/25 (Call 06/15/23)(a)	110	110,374
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	270	234,522

		1,415,576

Aerospace & Defense — 3.6%
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	190	171,032
5.13%, 10/01/24 (Call 07/01/24)	197	195,944
5.90%, 02/01/27(b)	160	163,779
5.95%, 02/01/37	150	152,209
6.88%, 05/01/25 (Call 04/01/25)	150	154,558
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	165	138,608
7.50%, 04/15/25 (Call 04/15/24)(a)	295	293,431
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	235	252,684
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	230	208,235
4.88%, 05/01/29 (Call 05/01/24)	140	127,190
5.50%, 11/15/27 (Call 11/15/23)	535	513,472
6.25%, 03/15/26 (Call 03/15/24)(a)	730	733,497
6.38%, 06/15/26 (Call 06/15/23)	160	159,898
6.75%, 08/15/28 (Call 02/15/25)(a)	280	284,262
7.50%, 03/15/27 (Call 03/15/24)	115	115,601
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	100	100,583
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/23)(b)	130	120,869
9.00%, 03/15/28 (Call 03/15/25)(a)(b)	310	314,458

		4,200,310

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)	125	122,435
6.00%, 06/15/30 (Call 06/15/25)(a)	247	244,429

		366,864

Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	120	118,883
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	280	260,773
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	265	267,608
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(a)	0	—

		647,264

Apparel — 0.7%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	220	207,552
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	150	153,612
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	99	84,106
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	145	133,307
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(a)	125	123,299

Security	Par (000)	Value

Apparel (continued)

Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)	$135	$112,153

		814,029

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	275	270,044
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	100	87,085

		357,129

Auto Parts & Equipment — 1.0%
Adient Global Holdings, 8.25%, 04/15/31 (Call 04/15/26)	125	127,922
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(a)(b)	200	192,202
7.00%, 04/15/28 (Call 04/15/25)	110	112,826
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	150	124,609
6.50%, 04/01/27 (Call 04/01/24)(b)	130	120,400
6.88%, 07/01/28 (Call 07/01/23)(b)	95	85,526
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(a)	95	93,840
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	95	77,209
5.38%, 11/15/27 (Call 11/15/23)(b)	110	103,498
5.63%, 06/15/28 (Call 06/15/23)	85	78,570

		1,116,602

Banks — 0.3%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	225	238,531
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	250	39,450
Western Alliance Bancorp., 1.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(c)	150	114,657

		392,638

Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	190	167,814

Biotechnology — 0.2%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	110	58,283
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	190	152,684

		210,967

Building Materials — 1.5%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	80	72,394
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	330	289,103
5.00%, 03/01/30 (Call 03/01/25)(a)	145	135,772
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	165	164,705
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)(b)	180	170,500
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)(b)	245	225,037
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(a)	100	94,729
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/30/23)(a)	115	110,925
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	90	78,731
Masonite International Corp., 5.38%, 02/01/28 (Call 05/30/23)(a)	130	125,632
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)(b)	140	126,764
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	175	166,210

		1,760,502

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.7%
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)(b)	$145	$144,820
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	185	189,205
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	175	152,217
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	125	120,825
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)(b)	110	108,350
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	205	181,140
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	135	118,824
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	170	162,326
5.25%, 12/15/29 (Call 09/15/29)	175	164,276
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/30/23)(a)	125	121,369
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	119	105,948
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	125	77,518
5.38%, 09/01/25 (Call 09/01/23)(a)(b)	125	104,646
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	265	220,104

		1,971,568

Commercial Services — 7.0%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	260	227,165
4.88%, 07/15/32(a)	185	161,046
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/23)(a)	115	107,610
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	190	169,854
6.75%, 02/15/27 (Call 02/15/24)(a)	150	150,191
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	135	124,941
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	120	107,736
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	145	131,490
5.75%, 07/15/27 (Call 07/15/23)(a)	100	95,258
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	260	235,079
3.50%, 06/01/31 (Call 03/01/31)	235	191,431
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)	143	135,278
5.50%, 07/15/25 (Call 06/18/23)(a)	95	94,283
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	100	83,782
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)(b)	150	125,594
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	120	91,999
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	146	129,357
3.75%, 10/01/30 (Call 10/01/25)(a)	195	170,295
4.50%, 07/01/28 (Call 07/01/23)(a)	200	188,438
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)	95	93,760
Grand Canyon University
4.13%, 10/01/24	117	111,065
5.13%, 10/01/28 (Call 08/01/28)(b)	100	90,710
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)	305	291,263
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	135	121,558
5.00%, 12/01/29 (Call 12/01/24)(a)	250	204,445
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)	100	95,032
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	100	99,553

Security	Par (000)	Value

Commercial Services (continued)
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)	$129	$128,543
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	250	224,087
5.25%, 04/15/24(a)	180	178,810
5.75%, 04/15/26(a)(b)	320	317,661
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	305	285,794
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 05/30/23)(a)	225	199,912
9.25%, 04/15/25 (Call 03/16/25)(a)	195	179,862
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	125	109,683
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	210	178,937
4.00%, 05/15/31 (Call 05/15/26)(b)	195	171,618
4.63%, 12/15/27 (Call 12/15/23)	135	131,130
5.13%, 06/01/29 (Call 06/01/24)	185	178,775
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	175	163,756
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	115	100,550
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	190	163,001
3.88%, 11/15/27 (Call 05/09/23)	185	173,441
3.88%, 02/15/31 (Call 08/15/25)	275	241,813
4.00%, 07/15/30 (Call 07/15/25)	200	178,962
4.88%, 01/15/28 (Call 01/15/24)	405	389,999
5.25%, 01/15/30 (Call 01/15/25)(b)	190	183,857
5.50%, 05/15/27 (Call 05/15/23)	120	119,224
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	111	102,693
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	125	79,695
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	144	125,555

		8,135,571

Computers — 1.9%
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	515	428,083
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	185	160,983
Diebold Nixdorf Inc.
8.50%, 10/15/26 (Call 05/22/23)(a)	78	13,997
9.38%, 07/15/25 (Call 05/15/23)(a)	195	87,108
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 05/30/23)(a)(b)	347	42,785
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	160	139,605
5.13%, 04/15/29 (Call 04/15/24)(a)	300	259,533
5.25%, 10/01/30 (Call 10/01/25)(a)	120	100,682
5.75%, 09/01/27 (Call 09/01/23)(a)	130	127,238
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	130	127,390
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	140	121,481
4.75%, 01/01/25	120	116,773
4.88%, 06/01/27 (Call 03/01/27)	125	119,799
5.75%, 12/01/34 (Call 06/01/34)	115	101,768
9.63%, 12/01/32 (Call 12/01/27)(a)	187	204,369
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	115	76,865

		2,228,459

Cosmetics & Personal Care — 0.6%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)	225	219,708
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	125	124,769
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	110	103,767

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	$120	$106,632
5.50%, 06/01/28 (Call 06/01/23)(a)	190	182,619

		737,495

Distribution & Wholesale — 0.4%
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	140	144,868
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	185	196,558
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)(b)	115	115,267

		456,693

Diversified Financial Services — 5.0%
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	235	227,976
6.70%, 02/14/33 (Call 11/16/32)	125	112,531
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	100	93,997
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	250	151,042
3.63%, 10/01/31 (Call 10/01/26)(a)	240	133,714
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(a)(b)	100	95,766
6.63%, 03/15/26 (Call 03/15/24)(b)	85	81,600
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(a)(d)	484	432,027
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)(b)	135	128,176
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	130	116,728
4.38%, 05/15/31 (Call 05/15/26)(a)	45	39,877
4.63%, 11/15/27 (Call 11/15/23)(a)	70	66,091
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	170	139,278
5.50%, 08/15/28 (Call 08/15/23)(a)	213	190,075
5.75%, 11/15/31 (Call 11/15/26)(a)	145	120,926
6.00%, 01/15/27 (Call 01/15/24)(a)	160	151,299
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	190	162,235
3.88%, 09/15/28 (Call 09/15/24)	145	116,873
4.00%, 09/15/30 (Call 09/15/25)	205	155,191
5.38%, 11/15/29 (Call 05/15/29)(b)	205	172,485
6.63%, 01/15/28 (Call 07/15/27)	200	186,124
6.88%, 03/15/25	295	288,360
7.13%, 03/15/26(b)	395	384,726
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	165	135,713
5.38%, 10/15/25 (Call 10/15/23)(a)	160	150,986
5.75%, 09/15/31 (Call 09/15/26)(a)	120	100,194
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	100	100,050
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	275	244,879
3.63%, 03/01/29 (Call 03/09/24)(a)	180	152,122
3.88%, 03/01/31 (Call 03/01/26)(a)	330	266,854
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	210	164,333
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	125	109,304
4.20%, 10/29/25 (Call 09/29/25)	120	110,885
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	185	169,867
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)(b)	185	176,464

Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 04/15/29 (Call 03/30/24)(a)	$175	$150,692
5.75%, 06/15/27 (Call 06/15/24)(a)	125	114,441

		5,893,881

Electrical Components & Equipment — 0.9%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	195	170,120
4.75%, 06/15/28 (Call 07/01/23)(a)	145	130,516
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)	370	376,190
7.25%, 06/15/28 (Call 06/15/23)(a)	320	328,880

		1,005,706

Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)(b)	100	88,248
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	240	215,921
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	250	225,742
5.00%, 10/01/25(a)	170	168,001
5.63%, 11/01/24(a)	100	100,117
5.88%, 09/01/30 (Call 09/01/25)(a)	125	122,812
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	175	152,049
4.38%, 02/15/30 (Call 11/15/29)(a)	115	104,779
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	125	106,888

		1,284,557

Energy - Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(a)(b)	175	149,124

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	255	249,599
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	95	86,721
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	150	112,146
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	120	109,580
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)	100	87,184
4.13%, 02/15/32 (Call 10/15/26)(a)	120	103,394
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(a)	125	90,538

		839,162

Entertainment — 2.4%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)	235	170,166
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(d)	350	236,845
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	119	110,522
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	120	114,938
5.50%, 05/01/25 (Call 05/01/23)(a)	265	264,319
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	185	165,523
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	100	95,555
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)(b)	245	177,248
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	95	90,599
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(a)(b)	100	90,984
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	100	95,271
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)	175	157,397

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/30/23)(a)	$245	$245,019
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	110	104,928
7.25%, 05/15/31 (Call 05/03/26)	200	196,060
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/30/23)(a)	150	151,065
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	200	164,444
3.75%, 12/01/29 (Call 12/01/24)(a)	125	110,014
3.88%, 07/15/30 (Call 07/15/25)(a)	130	114,690

		2,855,587

Environmental Control — 0.4%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)	129	124,881
6.38%, 02/01/31 (Call 02/01/26)(a)	125	127,611
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	185	164,674
5.00%, 09/01/30 (Call 09/01/25)	100	88,430

		505,596

Food — 2.5%
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/30/23)(b)	220	207,939
5.25%, 09/15/27 (Call 03/01/24)	134	117,096
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	235	215,194
4.38%, 01/31/32 (Call 01/31/27)(a)	190	173,666
4.88%, 05/15/28 (Call 11/15/27)(a)	130	127,555
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	355	310,646
4.63%, 04/15/30 (Call 04/15/25)(a)	375	338,554
5.50%, 12/15/29 (Call 12/15/24)(a)	315	299,703
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	232	226,418
5.75%, 03/01/27 (Call 03/01/24)(a)	118	117,169
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	125	110,666
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	125	114,234
4.75%, 02/15/29 (Call 02/15/24)(a)	220	204,607
6.25%, 04/15/25 (Call 04/15/24)(a)	235	235,985
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	123	116,695

		2,916,127

Food Service — 0.7%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(a)(b)	125	123,985
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	285	271,092
6.38%, 05/01/25 (Call 05/01/23)(a)	375	376,027

		771,104

Forest Products & Paper — 0.4%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	160	139,045
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	125	88,663
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	235	196,342

		424,050

Health Care - Products — 1.0%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	195	172,105
4.63%, 07/15/28 (Call 07/15/23)(a)	405	379,189
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)	125	107,819
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	235	211,378
4.63%, 02/01/28 (Call 02/01/24)(a)	85	82,549

Security	Par (000)	Value

Health Care - Products (continued)
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	$115	$108,025
4.63%, 11/15/27 (Call 11/15/23)	135	129,920

		1,190,985

Health Care - Services — 3.5%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	130	123,088
5.50%, 07/01/28 (Call 07/01/23)(a)	115	111,031
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	140	117,844
3.50%, 04/01/30 (Call 04/01/25)(a)	155	131,127
5.00%, 07/15/27 (Call 07/15/23)(a)	120	115,204
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	120	105,769
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	135	117,507
4.25%, 05/01/28 (Call 05/01/23)(a)	114	104,209
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	385	308,585
4.63%, 06/01/30 (Call 06/01/25)(a)	675	588,256
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	200	188,634
4.63%, 04/01/31 (Call 03/30/26)	110	98,382
4.75%, 02/01/30 (Call 02/01/25)	195	179,809
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	143	127,798
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	250	245,572
5.00%, 05/15/27 (Call 05/15/23)(a)	275	268,163
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	125	119,466
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	180	158,609
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	190	163,128
4.38%, 06/15/28 (Call 06/15/23)(a)	200	187,496
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	100	91,367
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(b)	285	279,246
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	150	125,401

		4,055,691

Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	245	221,037

Home Builders — 0.9%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	120	105,106
6.75%, 06/01/27 (Call 06/01/23)(b)	135	135,717
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	130	117,316
6.00%, 06/01/25 (Call 03/01/25)	86	86,890
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	115	108,187
5.75%, 01/15/28 (Call 10/15/27)(a)	116	115,104
5.88%, 06/15/27 (Call 03/15/27)(a)	125	124,717
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	125	102,689
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	105	104,930

		1,000,656

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	$210	$173,920
4.00%, 04/15/29 (Call 04/15/24)(a)	205	179,231

		353,151

Household Products & Wares — 0.4%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	145	122,196
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	125	106,921
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	100	84,142
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	125	102,551
5.75%, 07/15/25 (Call 07/15/23)(b)	107	106,290

		522,100

Housewares — 0.9%
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	470	448,822
4.88%, 06/01/25 (Call 05/01/25)	125	121,750
5.75%, 04/01/46 (Call 10/01/45)(b)	155	120,762
5.88%, 04/01/36 (Call 10/01/35)(b)	113	95,956
6.38%, 09/15/27 (Call 06/15/27)(b)	120	118,050
6.63%, 09/15/29 (Call 06/15/29)(b)	120	118,614

		1,023,954

Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(c)	95	90,905
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(c)	125	91,119
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(c)	135	109,156
4.30%, 02/01/61 (Call 02/03/26)(a)	205	125,015
7.80%, 03/07/87(a)	105	110,072
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	155	148,050
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	75	76,288

		750,605

Internet — 1.9%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	100	83,607
5.63%, 09/15/28 (Call 09/15/23)(a)	100	73,140
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	100	94,768
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	135	126,097
7.00%, 06/15/27 (Call 06/15/24)(a)	104	103,289
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(a)	275	272,000
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	200	173,236
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	140	134,613
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	120	87,576
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	220	221,727
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	150	150,793
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(c)(e)	200	128,350
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(c)(e)	250	142,357
10.25%, 11/30/24 (Call 11/28/23)(a)	175	171,379
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(a)	135	135,883
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	115	101,060

		2,199,875

Security	Par (000)	Value

Iron & Steel — 0.9%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)(b)	$110	$109,101
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)	135	132,832
6.75%, 03/15/26 (Call 03/15/24)(a)	190	193,221
6.75%, 04/15/30 (Call 04/15/26)(b)	180	175,075
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	135	137,193
8.13%, 05/01/27 (Call 05/01/23)(a)	175	176,587
8.50%, 05/01/30 (Call 05/01/25)(a)	150	152,655

		1,076,664

Leisure Time — 3.1%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	225	220,140
8.00%, 04/15/26 (Call 02/01/24)(a)	115	114,302
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)	150	141,059
5.88%, 03/15/26 (Call 12/15/25)(a)	350	300,961
5.88%, 02/15/27 (Call 02/15/24)(a)	250	235,927
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	150	127,865
8.38%, 02/01/28 (Call 02/01/25)(a)	145	146,221
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	150	121,682
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	125	101,426
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	160	143,213
5.38%, 07/15/27 (Call 10/15/26)(a)	247	219,492
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	240	220,195
5.50%, 04/01/28 (Call 09/29/27)(a)(b)	360	317,488
7.25%, 01/15/30 (Call 12/15/25)(a)	110	110,353
8.25%, 01/15/29 (Call 04/01/25)(a)(b)	225	236,329
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	250	267,152
11.50%, 06/01/25 (Call 06/01/23)(a)	330	350,097
11.63%, 08/15/27 (Call 08/15/24)(a)	290	308,574

		3,682,476

Lodging — 2.2%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	370	315,728
3.75%, 05/01/29 (Call 05/01/24)(a)	195	175,691
4.00%, 05/01/31 (Call 05/01/26)(a)	275	242,990
4.88%, 01/15/30 (Call 01/15/25)	247	234,833
5.38%, 05/01/25 (Call 05/01/23)(a)(b)	105	104,918
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	120	119,715
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	120	105,065
5.00%, 06/01/29 (Call 06/01/24)(a)	210	190,044
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	150	148,150
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)(b)	130	113,411
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	250	195,630
6.00%, 07/15/25 (Call 07/15/23)(a)	15	13,893
6.50%, 01/15/28 (Call 07/15/23)(a)	200	172,714
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	165	143,948
6.00%, 04/01/27 (Call 01/01/27)	95	93,734
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	160	159,728

		2,530,192

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.0%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	$375	$386,790
9.50%, 01/01/31 (Call 01/01/26)(a)	130	137,554
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	125	104,783
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	111	100,777
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	125	105,162
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	145	135,020
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	210	189,735

		1,159,821

Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(a)(b)	125	123,893
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/23)(b)	100	99,855
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	87	84,889

		308,637

Media — 10.9%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	155	125,914
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	175	133,978
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	425	338,861
4.75%, 03/01/30 (Call 09/01/24)(a)	500	430,405
4.75%, 02/01/32 (Call 02/01/27)(a)	400	331,024
5.13%, 05/01/27 (Call 05/01/23)(a)	325	307,333
5.38%, 06/01/29 (Call 06/01/24)(a)	50	45,899
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	550	522,852
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	150	147,000
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	200	137,684
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	225	161,649
4.50%, 11/15/31 (Call 11/15/26)(a)	325	227,588
4.63%, 12/01/30 (Call 12/01/25)(a)	525	256,090
5.00%, 11/15/31 (Call 11/15/26)(a)	125	59,886
5.25%, 06/01/24	140	136,535
5.38%, 02/01/28 (Call 02/01/24)(a)	225	184,516
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	275	235,194
5.75%, 01/15/30 (Call 01/15/25)(a)	525	267,776
6.50%, 02/01/29 (Call 02/01/24)(a)	525	438,464
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	225	141,136
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	140	119,700
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)	330	211,764
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	195	125,970
5.88%, 07/15/26 (Call 07/15/23)(a)	175	148,729
7.00%, 05/15/27 (Call 05/15/23)(a)	200	161,920
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	105	81,698
5.25%, 08/15/27 (Call 08/15/23)(a)	205	161,966
6.38%, 05/01/26 (Call 05/01/23)	190	163,527
8.38%, 05/01/27 (Call 05/01/23)	290	189,904
Liberty Interactive LLC, 8.25%, 02/01/30(b)	125	38,125
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	220	195,439
8.00%, 08/01/29 (Call 08/01/24)(a)	200	172,980
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	250	219,943
5.63%, 07/15/27 (Call 07/15/23)(a)	405	380,400
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	135	105,223
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	100	72,219

Security	Par (000)	Value

Media (continued)
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	$200	$157,692
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	115	88,830
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	245	219,285
3.88%, 09/01/31 (Call 09/01/26)(a)	370	279,580
4.00%, 07/15/28 (Call 07/15/24)(a)	495	418,354
4.13%, 07/01/30 (Call 07/01/25)(a)	391	313,500
5.00%, 08/01/27 (Call 08/01/23)(a)	370	340,396
5.50%, 07/01/29 (Call 07/01/24)(a)	315	280,923
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	260	231,494
4.75%, 03/15/26 (Call 03/15/24)(a)	120	114,646
5.00%, 09/15/29 (Call 09/15/24)	260	228,488
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/23)(a)	400	372,856
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	260	224,167
5.13%, 02/15/25 (Call 05/09/23)(a)	340	334,825
6.63%, 06/01/27 (Call 06/01/23)(a)	370	356,240
7.38%, 06/30/30 (Call 06/30/25)(a)	220	211,028
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	260	224,572
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	115	100,167
5.13%, 04/15/27 (Call 04/15/24)(a)	145	139,832
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	150	149,670
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	375	313,020
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	125	101,530
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	160	151,795
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	250	215,103

		12,747,284

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(a)	110	108,878

Mining — 1.6%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/23)(a)	120	115,735
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	125	107,723
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	370	321,922
4.50%, 09/15/27 (Call 06/15/27)(a)	150	142,506
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	180	178,904
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	195	188,742
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	195	188,678
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	110	110,142
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	135	106,832
4.63%, 03/01/28 (Call 03/01/24)(a)	115	101,488
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	100	96,246
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)(b)	125	121,381
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(a)(b)	95	87,749

		1,868,048

Office & Business Equipment — 0.4%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	100	77,000

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	$180	$171,547
5.50%, 08/15/28 (Call 07/15/28)(a)	190	166,212

		414,759

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	130	115,872

Packaging & Containers — 2.6%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	315	264,206
3.13%, 09/15/31 (Call 06/15/31)	210	174,590
4.88%, 03/15/26 (Call 12/15/25)(b)	185	183,174
5.25%, 07/01/25	245	245,020
6.88%, 03/15/28 (Call 11/15/24)	195	202,644
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	125	123,501
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)(b)	110	104,103
Graphic Packaging International LLC
3.50%, 03/15/28(a)	105	95,975
3.75%, 02/01/30 (Call 08/01/29)(a)	90	80,474
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	105	96,443
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	140	140,468
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	110	103,037
5.00%, 04/15/29 (Call 04/15/25)(a)	105	100,862
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	110	109,842
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	95	95,198
6.13%, 02/01/28 (Call 02/01/24)(a)	200	203,106
6.88%, 07/15/33(a)	110	116,801
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	140	130,869
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	100	89,575
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	250	242,707
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	175	169,018

		3,071,613

Pharmaceuticals — 4.5%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	110	98,303
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	120	97,951
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	155	128,255
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(a)	150	77,091
9.25%, 04/01/26 (Call 04/01/24)(a)(b)	175	140,870
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/24)(a)	125	57,703
5.00%, 02/15/29 (Call 02/15/24)(a)	100	46,406
6.13%, 02/01/27 (Call 02/01/24)(a)	250	180,552
6.25%, 02/15/29 (Call 02/15/24)(a)	200	91,844
9.00%, 12/15/25 (Call 12/15/23)(a)	225	188,341
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	400	264,460
5.25%, 01/30/30 (Call 01/30/25)(a)	200	93,944
5.25%, 02/15/31 (Call 02/15/26)(a)	150	71,230
5.50%, 11/01/25 (Call 05/29/23)(a)	425	369,729
5.75%, 08/15/27 (Call 08/15/23)(a)	125	86,346
11.00%, 09/30/28(a)	425	345,423
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(b)	200	194,614
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(a)	155	148,572

Security	Par (000)	Value

Pharmaceuticals (continued)
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	$145	$111,067
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(a)	175	179,793
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	360	331,258
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	125	111,970
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	510	469,282
5.13%, 04/30/31 (Call 04/30/26)(a)	525	467,308
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)	125	100,432
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	165	143,548
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	50	48,288
4.38%, 03/15/26 (Call 12/15/25)	175	168,962
4.40%, 06/15/30 (Call 03/15/30)	200	180,278
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	125	114,421
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	140	118,572
5.13%, 01/15/28 (Call 01/15/24)(a)	85	82,447

		5,309,260

Real Estate — 1.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)	160	149,333
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	160	134,658
4.38%, 02/01/31 (Call 02/01/26)(a)	160	129,790
5.38%, 08/01/28 (Call 08/01/23)(a)	180	163,118
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	155	123,737
4.75%, 02/01/30 (Call 09/01/24)	150	115,911
5.00%, 03/01/31 (Call 03/01/26)	150	113,628
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	250	178,272
5.75%, 01/15/29 (Call 01/15/24)(a)	220	163,396

		1,271,843

Real Estate Investment Trusts — 5.5%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	124	94,520
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	100	84,481
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	190	157,107
5.75%, 05/15/26 (Call 05/15/23)(a)	225	203,872
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	100	86,827
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	250	221,702
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	80	77,871
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	274	238,561
4.88%, 09/15/27 (Call 09/15/23)(a)(b)	250	238,767
4.88%, 09/15/29 (Call 09/15/24)(a)	245	223,930
5.00%, 07/15/28 (Call 07/15/23)(a)	130	122,359
5.25%, 03/15/28 (Call 12/27/23)(a)	200	192,330
5.25%, 07/15/30 (Call 07/15/25)(a)	340	313,426
5.63%, 07/15/32 (Call 07/15/26)(a)	145	131,966

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	$180	$158,119
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	330	226,420
4.63%, 08/01/29 (Call 08/01/24)(b)	220	166,580
5.00%, 10/15/27 (Call 09/07/23)(b)	345	290,293
5.25%, 08/01/26 (Call 08/01/23)(b)	120	106,727
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	180	156,364
5.88%, 10/01/28 (Call 10/01/23)(a)	175	161,718
7.50%, 06/01/25 (Call 06/01/23)(a)	155	155,764
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	145	130,570
4.75%, 10/15/27 (Call 10/15/23)(b)	166	156,669
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	370	317,286
3.88%, 02/15/27 (Call 02/15/24)(b)	370	344,718
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	110	94,647
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	105	98,444
4.38%, 01/15/27 (Call 07/15/26)(a)	110	94,755
4.75%, 03/15/25 (Call 09/15/24)	125	117,969
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	180	106,121
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	115	91,433
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	275	166,722
10.50%, 02/15/28 (Call 09/15/25)(a)	655	625,905
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	125	107,950
6.38%, 08/15/25 (Call 08/15/23)(a)	120	118,370

		6,381,263

Retail — 6.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	190	171,066
3.88%, 01/15/28 (Call 09/15/23)(a)	385	360,841
4.00%, 10/15/30 (Call 10/15/25)(a)	730	638,159
4.38%, 01/15/28 (Call 11/15/23)(a)	190	178,313
5.75%, 04/15/25 (Call 04/15/24)(a)(b)	115	115,374
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)(b)	110	100,419
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	195	173,722
4.75%, 03/01/30 (Call 03/01/25)	120	106,188
5.00%, 02/15/32 (Call 11/15/26)(a)	145	124,986
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	129	3,664
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	205	82,832
5.50%, 04/15/27 (Call 04/15/24)(a)	165	70,996
5.63%, 10/01/25 (Call 10/01/23)(a)	135	86,261
5.88%, 10/01/28 (Call 10/01/23)(a)	165	68,480
10.25%, 05/01/30 (Call 05/01/27)(a)	895	491,418
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)(b)	104	105,779
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	100	84,486
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	190	135,037
3.88%, 10/01/31 (Call 10/01/26)(a)	180	125,433
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	180	159,682
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	180	177,332

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp.
4.63%, 05/01/31 (Call 02/01/31)	$125	$83,858
5.55%, 07/17/45 (Call 01/17/45)	100	58,297
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	195	168,849
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	125	107,340
4.63%, 12/15/27 (Call 12/15/23)(a)	100	93,290
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	115	105,297
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	105	93,160
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	110	96,282
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	215	176,994
7.88%, 05/01/29 (Call 04/01/24)(a)	340	227,593
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	110	81,668
4.38%, 04/01/30 (Call 01/01/30)(b)	120	93,844
5.00%, 01/15/44 (Call 07/15/43)(b)	235	146,868
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)	100	86,306
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)	125	119,272
3.75%, 06/15/29 (Call 06/15/24)	125	108,602
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	125	61,530
4.45%, 02/15/25 (Call 11/15/24)	125	91,946
4.75%, 02/15/27 (Call 11/15/26)(b)	150	75,576
4.85%, 04/01/24	6	5,142
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/24)(a)	210	113,497
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)(b)	160	157,944
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	150	126,025
4.88%, 11/15/31 (Call 11/15/26)(a)	135	108,975
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	260	230,022
4.63%, 01/31/32 (Call 10/01/26)	270	252,013
4.75%, 01/15/30 (Call 10/15/29)(a)	200	193,296
5.38%, 04/01/32 (Call 04/01/27)	260	253,656

		7,077,610

Semiconductors — 0.6%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)	100	93,810
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	230	218,504
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	110	94,191
4.38%, 04/15/28 (Call 04/15/24)(a)	80	73,010
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	175	158,480
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	100	84,074

		722,069

Software — 3.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)	100	99,670
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)	100	97,255
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	235	212,238
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(a)(b)	175	165,407
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	180	178,299
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	230	207,140

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	$225	$202,801
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	125	109,721
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	115	101,736
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	135	116,408
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)	220	204,840
5.25%, 05/15/26 (Call 02/15/26)(a)	100	99,719
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	120	108,252
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	230	203,851
3.88%, 12/01/29 (Call 12/01/24)(a)	230	193,267
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	225	192,344
4.13%, 12/01/31 (Call 12/01/26)(a)	157	130,101
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	150	128,525
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	134	129,188
4.00%, 02/15/28 (Call 02/15/24)(a)	115	107,042
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	150	62,199
5.38%, 12/01/28 (Call 12/01/23)(a)	125	29,381
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	245	206,993
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	125	106,739
3.88%, 03/15/31 (Call 03/15/26)(b)	115	96,017
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	160	137,974

		3,627,107

Telecommunications — 7.2%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	475	356,117
Altice France SA/France
5.13%, 07/15/29 (Call 04/15/24)(a)	650	481,682
5.50%, 01/15/28 (Call 09/15/23)(a)	325	255,879
8.13%, 02/01/27 (Call 08/01/23)(a)	425	379,657
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	85	74,673
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	315	254,161
6.00%, 03/01/26 (Call 03/01/24)(a)(b)	370	353,050
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	175	125,421
8.25%, 03/01/27 (Call 03/01/24)(a)(b)	250	193,697
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)	190	131,079
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	316	296,910
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	100	72,907
6.50%, 10/01/28 (Call 10/01/23)(a)	180	140,233
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	735	682,712
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	165	129,035
3.63%, 01/15/29 (Call 01/15/24)(a)	210	117,461
3.75%, 07/15/29 (Call 01/15/24)(a)	220	123,710
3.88%, 11/15/29 (Call 08/15/29)(a)	185	135,074
4.25%, 07/01/28 (Call 07/01/23)(a)	285	165,916
4.63%, 09/15/27 (Call 09/15/23)(a)(b)	250	154,128
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	388	371,491
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/24)(a)	310	206,922

Security	Par/ Shares (000)	Value

Telecommunications (continued)
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	$115	$48,876
5.13%, 12/15/26 (Call 12/15/23)(a)	2	1,320
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	125	132,467
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(c)	52	47,016
Telecom Italia Capital SA
6.00%, 09/30/34	255	217,974
6.38%, 11/15/33	255	229,066
7.20%, 07/18/36	250	225,645
7.72%, 06/04/38	250	233,940
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	200	195,438
U.S. Cellular Corp., 6.70%, 12/15/33(b)	130	118,478
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	100	84,178
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(c)	125	109,353
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(b)(c)	245	197,754
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(c)	235	177,150
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	494	504,898
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	345	284,111
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/30/23)(a)(b)	380	287,405
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	270	172,522

		8,469,506

Transportation — 0.1%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(a)(b)	135	121,339

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. LIBOR US + 4.300%)(a)(c)	125	117,563

Total Long-Term Investments — 96.7% (Cost: $127,452,641)		113,124,233

Short-Term Securities

Money Market Funds — 24.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	27,906	27,914,049
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	1,030	1,030,000

Total Short-Term Securities — 24.7% (Cost: $28,931,970)		28,944,049

Total Investments — 121.4% (Cost: $156,384,611)		142,068,282

Liabilities in Excess of Other Assets — (21.4)%		(25,088,643)

Net Assets — 100.0%		$116,979,639

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® ESG Advanced High Yield Corporate Bond ETF

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,818,631	$81,849	(a)	$—		$1,002	$12,567	$27,914,049	27,906	$80,739	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	2,105,000	—		(1,075,000	)(a)	—	—	1,030,000	1,030	17,200		—

						$1,002	$12,567	$28,944,049		$97,939		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments

Corporate Bonds & Notes	$—	$113,124,233	$—	$113,124,233
Short-Term Securities

Money Market Funds	28,944,049	—	—	28,944,049

	$28,944,049	$113,124,233	$—	$142,068,282

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 5.4%
Bombardier Inc.
7.45%, 05/01/34(a)(b)	$7,707	$8,500,127
7.50%, 02/01/29 (Call 02/01/26)(a)	1,000	983,450
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	12,594	12,526,496
5.90%, 02/01/27(b)	9,362	9,583,130
5.95%, 02/01/37(b)	9,360	9,497,873
6.75%, 01/15/28(b)	4,496	4,746,068
6.88%, 05/01/25 (Call 04/01/25)(b)	8,977	9,249,811
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	15,560	14,701,710
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	4,875	4,570,898
4.60%, 06/15/28 (Call 03/15/28)(b)	11,200	9,408,560

		83,768,123

Airlines — 4.0%
American Airlines Inc., 7.25%, 02/15/28 (Call 02/15/25)(a)(b)	2,750	2,674,210
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	3,292	2,947,696
Series 2014-1, Class A, 3.70%, 04/01/28(b)	6,915	6,134,389
Series 2015-1, Class A, 3.38%, 11/01/28	9,690	8,327,863
Series 2016-1, Class A, 4.10%, 07/15/29(b)	2,970	2,602,389
Series 2016-2, Class A, 3.65%, 12/15/29(b)	3,267	2,799,220
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	14,521	14,031,497
3.75%, 10/28/29 (Call 07/28/29)(b)	7,714	6,932,495
4.38%, 04/19/28 (Call 01/19/28)(b)	6,656	6,275,410
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(b)	2,578	2,321,559
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26(b)	2,924	2,753,546
Series 2013-1, Class A, 3.95%, 05/15/27(b)	4,310	4,042,245

		61,842,519

Apparel — 0.6%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	9,595	8,821,259

Auto Manufacturers — 4.3%
Ford Holdings LLC, 9.30%, 03/01/30	874	1,002,461
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	4,427	4,291,224
4.75%, 01/15/43(b)	5,925	4,455,896
5.29%, 12/08/46 (Call 06/08/46)(b)	3,863	3,117,055
6.38%, 02/01/29(b)	601	597,875
6.63%, 10/01/28(b)	1,319	1,349,482
7.40%, 11/01/46(b)	1,180	1,200,933
7.45%, 07/16/31(b)	3,166	3,332,848
Ford Motor Credit Co. LLC
3.66%, 09/08/24	2,008	1,941,114
3.82%, 11/02/27 (Call 08/02/27)(b)	2,121	1,902,240
4.06%, 11/01/24 (Call 10/01/24)	4,168	4,054,755
4.13%, 08/04/25	4,193	3,978,193
4.27%, 01/09/27 (Call 11/09/26)	2,568	2,375,888
4.39%, 01/08/26	4,446	4,223,700
4.54%, 08/01/26 (Call 06/01/26)	2,177	2,051,801
4.69%, 06/09/25 (Call 04/09/25)	1,703	1,643,991
5.11%, 05/03/29 (Call 02/03/29)(b)	5,385	5,017,043
6.80%, 05/12/28 (Call 04/12/28)	1,300	1,301,040

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(a)	$2,450	$2,285,703
1.85%, 09/16/26 (Call 08/16/26)(a)	5,050	4,315,679
2.45%, 09/15/28 (Call 07/15/28)(a)(b)	1,900	1,523,591
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	4,250	3,745,567
2.75%, 03/09/28 (Call 01/09/28)(a)(b)	1,225	1,019,016
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(a)	3,450	3,225,233
4.81%, 09/17/30 (Call 06/17/30)(a)	3,212	2,820,907

		66,773,235

Auto Parts & Equipment — 1.2%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	2,316	2,303,054
ZF North America Capital Inc.
4.75%, 04/29/25(a)	16,554	16,172,927
6.88%, 04/14/28 (Call 03/14/28)(a)	150	154,219

		18,630,200

Banks — 6.0%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	16,731	17,737,202
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)(b)	5,623	887,309
4.63%, 02/13/47 (Call 08/13/46)(b)	5,575	873,157
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	29,006	28,288,392
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(b)(c)	2,548	1,815,628
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(c)	18,499	16,860,914
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(c)	19,065	18,270,180
Western Alliance Bancorp., 1.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(c)	9,925	7,586,471
Western Alliance Bank, 5.25%, 06/01/30 (Call 06/01/25)	2,500	2,002,500

		94,321,753

Chemicals — 1.6%
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	4,820	4,554,900
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	4,726	4,613,049
5.25%, 12/15/29 (Call 09/15/29)	12,123	11,380,102
5.65%, 12/01/44 (Call 06/01/44)	4,705	3,942,602

		24,490,653

Commercial Services — 0.7%
United Rentals North America Inc., 3.88%, 11/15/27 (Call 05/09/23)(b)	11,949	11,202,427

Computers — 2.6%
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)(b)	5,790	4,090,056
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	8,874	7,700,147
4.13%, 01/15/31 (Call 10/15/30)(b)	4,719	3,917,053
4.75%, 01/01/25	7,580	7,376,174
4.88%, 03/01/24 (Call 01/01/24)	2,800	2,764,860
4.88%, 06/01/27 (Call 03/01/27)(b)	8,108	7,770,626
5.75%, 12/01/34 (Call 06/01/34)	8,416	7,447,655

		41,066,571

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.45%, 03/15/43(b)	3,347	3,400,853

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 0.7%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	$4,402	$4,146,684
Navient Corp., 5.63%, 08/01/33	9,666	7,282,751

		11,429,435

Electric — 3.5%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	2,871	2,712,750
2.65%, 03/01/30 (Call 12/01/29)(b)	5,712	4,934,540
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,853	2,634,375
Series B, 2.25%, 09/01/30 (Call 06/01/30)	4,287	3,561,725
Series B, 4.15%, 07/15/27 (Call 04/15/27)	15,254	14,833,295
Series C, 3.40%, 03/01/50 (Call 09/01/49)	8,114	5,675,986
Series C, 5.10%, 07/15/47 (Call 01/15/47)	7,645	7,040,586
Series C, 7.38%, 11/15/31(b)	6,261	7,165,527
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	433	439,473
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	726	730,182
TransAlta Corp., 6.50%, 03/15/40	4,881	4,545,480

		54,273,919

Energy - Alternate Sources — 0.8%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	12,020	11,846,209

Engineering & Construction — 1.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	6,119	5,922,641
4.25%, 09/15/28 (Call 06/15/28)(b)	9,759	9,010,973

		14,933,614

Entertainment — 1.1%
Resorts World Las Vegas LLC
4.63%, 04/16/29 (Call 01/16/29)(d)	16,620	13,402,867
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	5,665	4,442,889

		17,845,756

Food — 0.3%
Safeway Inc., 7.25%, 02/01/31(b)	4,033	4,087,526

Health Care - Services — 1.1%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	5,881	5,781,082
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	4,180	2,689,955
6.02%, 11/15/48(b)	6,335	4,477,325
Series B, 5.33%, 11/15/28	5,100	4,460,256

		17,408,618

Housewares — 3.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(b)	3,128	3,020,271
4.70%, 04/01/26 (Call 01/01/26)(b)	31,017	29,619,374
5.75%, 04/01/46 (Call 10/01/45)(b)	10,761	8,384,003
5.88%, 04/01/36 (Call 10/01/35)(b)	6,575	5,583,293

		46,606,941

Insurance — 2.0%
Genworth Holdings Inc., 6.50%, 06/15/34	4,661	4,156,354
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	7,216	7,564,605
MBIA Inc., 5.70%, 12/01/34(b)	2,799	2,636,910
Ohio National Financial Services Inc.
6.63%, 05/01/31(a)(b)	4,053	3,801,187
6.80%, 01/24/30 (Call 10/24/29)(a)(b)	6,841	6,474,596
Provident Financing Trust I, 7.41%, 03/15/38(b)	3,084	3,104,015
Wilton RE Ltd., 6.00%, (Call 10/22/30), (5-year CMT + 5.266%)(a)(c)(e)	3,625	3,216,571

		30,954,238

Security	Par (000)	Value

Iron & Steel — 0.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	$2,240	$2,270,464
Cliffs Natural Resources Inc., 6.25%, 10/01/40(b)	3,816	3,227,916
U.S. Steel Corp., 6.65%, 06/01/37(b)	4,451	4,206,774

		9,705,154

Leisure Time — 2.5%
Carnival Corp., 6.65%, 01/15/28(b)	3,249	2,506,084
Carnival PLC, 7.88%, 06/01/27(b)	3,097	3,068,786
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	8,132	6,598,386
7.50%, 10/15/27(b)	4,865	4,605,647
11.50%, 06/01/25 (Call 06/01/23)(a)	21,305	22,602,474

		39,381,377

Lodging — 7.4%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	8,270	7,450,360
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	6,187	5,847,148
3.20%, 08/08/24 (Call 07/08/24)	20,706	20,033,469
3.50%, 08/18/26 (Call 06/18/26)	12,308	11,557,458
3.90%, 08/08/29 (Call 05/08/29)	9,285	8,441,179
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	7,440	7,021,202
4.88%, 06/18/30 (Call 03/18/30)	6,485	5,878,977
5.63%, 08/08/25 (Call 06/08/25)	16,963	16,608,304
5.90%, 08/08/28 (Call 05/08/28)	18,469	17,946,512
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)	2,800	2,784,040
6.00%, 04/01/27 (Call 01/01/27)(b)	6,503	6,416,315
6.60%, 10/01/25 (Call 07/01/25)	5,485	5,499,371

		115,484,335

Manufacturing — 0.8%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)(b)	5,873	5,722,827
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	6,142	5,992,995

		11,715,822

Media — 0.6%
Belo Corp.
7.25%, 09/15/27(b)	3,892	3,671,635
7.75%, 06/01/27(b)	2,986	2,860,230
Liberty Interactive LLC
8.25%, 02/01/30	7,451	2,272,555
8.50%, 07/15/29	4,174	1,285,174

		10,089,594

Office & Business Equipment — 0.8%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	1,800	1,775,214
Xerox Corp.
3.80%, 05/15/24(b)	4,182	4,087,445
4.80%, 03/01/35(b)	4,063	2,693,038
6.75%, 12/15/39(b)	5,699	4,348,964

		12,904,661

Office Furnishings — 0.4%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	7,273	6,482,570

Oil & Gas — 8.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	6,880	6,284,674
4.25%, 01/15/44 (Call 07/15/43)(b)	2,614	1,870,317
4.38%, 10/15/28 (Call 07/15/28)(b)	3,855	3,621,387
4.75%, 04/15/43 (Call 10/15/42)	5,077	3,962,040
5.10%, 09/01/40 (Call 03/01/40)(b)	17,565	15,045,476
5.25%, 02/01/42 (Call 08/01/41)(b)	4,744	4,015,796

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.35%, 07/01/49 (Call 01/01/49)(b)	$4,598	$3,607,269
6.00%, 01/15/37	5,266	4,941,351
7.38%, 08/15/47(b)	1,741	1,667,756
7.75%, 12/15/29(b)	2,782	2,919,486
Global Marine Inc., 7.00%, 06/01/28	4,218	3,403,968
Murphy Oil Corp.
6.13%, 12/01/42 (Call 06/01/42)	5,623	4,818,293
7.05%, 05/01/29(b)	4,058	4,135,995
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)(b)	2,899	2,337,667
4.63%, 06/15/45 (Call 12/15/44)	2,134	1,749,261
5.55%, 03/15/26 (Call 12/15/25)(b)	6,624	6,678,913
6.20%, 03/15/40(b)	4,832	4,969,809
6.45%, 09/15/36(b)	10,043	10,695,494
6.60%, 03/15/46 (Call 09/15/45)(b)	7,449	7,947,264
6.95%, 07/01/24(b)	2,800	2,849,000
7.50%, 05/01/31(b)	4,266	4,757,358
7.88%, 09/15/31	2,290	2,600,890
7.95%, 06/15/39(b)	1,654	1,902,017
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	7,937	7,124,013
5.15%, 11/15/29 (Call 08/15/29)(b)	5,600	4,993,912
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(b)	6,331	6,332,266
Transocean Inc.
6.80%, 03/15/38(b)	10,328	7,028,204
7.50%, 04/15/31	6,537	5,039,112
9.35%, 12/15/41(b)	2,729	2,130,912

		139,429,900

Oil & Gas Services — 0.4%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	6,461	6,357,689

Packaging & Containers — 1.2%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	5,639	5,929,183
Pactiv LLC
7.95%, 12/15/25(b)	3,446	3,454,959
8.38%, 04/15/27(b)	2,728	2,699,138
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	6,919	7,346,802

		19,430,082

Pharmaceuticals — 2.5%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	3,719	3,618,661
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	10,728	10,360,673
4.38%, 03/15/26 (Call 12/15/25)	11,095	10,712,223
4.40%, 06/15/30 (Call 03/15/30)(b)	12,521	11,286,304
4.90%, 12/15/44 (Call 06/15/44)	4,997	3,676,943

		39,654,804

Pipelines — 8.6%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	10,582	9,631,207
4.13%, 12/01/27 (Call 09/01/27)(b)	8,074	7,250,452
4.35%, 10/15/24 (Call 07/15/24)	4,901	4,776,662
5.60%, 10/15/44 (Call 04/15/44)	4,627	3,356,102
5.85%, 11/15/43 (Call 05/15/43)	7,632	5,873,053
6.75%, 08/15/33(b)	1,226	1,109,530
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	6,786	6,563,623
4.85%, 07/15/26 (Call 04/15/26)	7,784	7,578,269

Security	Par (000)	Value

Pipelines (continued)
5.05%, 04/01/45 (Call 10/01/44)(b)	$8,085	$6,410,273
5.45%, 06/01/47 (Call 12/01/46)	8,001	6,675,234
5.60%, 04/01/44 (Call 10/01/43)	5,614	4,668,378
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	4,415	4,271,336
4.13%, 12/01/26 (Call 09/01/26)(b)	8,117	7,375,674
5.50%, 07/15/28 (Call 04/15/28)(b)	14,098	12,831,577
6.50%, 07/15/48 (Call 01/15/48)	9,096	6,898,952
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	6,131	5,832,604
4.80%, 05/15/30 (Call 02/15/30)(a)	5,423	4,813,672
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	9,492	8,763,204
6.88%, 04/15/40(a)	8,278	7,211,049
7.50%, 07/15/38(a)	4,217	3,847,211
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	5,597	5,265,769
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	900	862,146
4.65%, 07/01/26 (Call 04/01/26)	900	876,222
4.75%, 08/15/28 (Call 05/15/28)	1,300	1,251,211

		133,993,410

Real Estate Investment Trusts — 5.2%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	3,426	3,127,253
4.75%, 02/15/28 (Call 08/15/27)(b)	8,138	5,019,111
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	5,665	3,626,450
2.65%, 06/15/26 (Call 05/15/26)	4,811	3,367,844
3.45%, 10/15/31 (Call 07/15/31)(b)	6,549	3,372,211
4.25%, 05/15/24 (Call 02/15/24)	4,765	4,503,068
4.50%, 02/01/25 (Call 11/01/24)(b)	10,562	9,003,366
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	6,257	4,910,306
4.35%, 10/01/24 (Call 09/01/24)	13,117	12,513,880
4.38%, 02/15/30 (Call 08/15/29)(b)	6,639	4,940,677
4.50%, 03/15/25 (Call 09/15/24)	5,255	4,889,988
4.65%, 03/15/24 (Call 09/15/23)	1,850	1,813,370
4.75%, 10/01/26 (Call 08/01/26)	6,678	5,773,465
4.95%, 02/15/27 (Call 08/15/26)	5,836	4,945,543
4.95%, 10/01/29 (Call 07/01/29)	6,547	4,974,214
5.25%, 02/15/26 (Call 08/15/25)	5,614	4,974,285

		81,755,031

Retail — 7.2%
Bath & Body Works Inc.
6.95%, 03/01/33(b)	5,637	4,980,628
7.60%, 07/15/37(b)	4,205	3,746,319
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	2,750	73,205
4.92%, 08/01/34 (Call 02/01/34)	2,800	90,916
5.17%, 08/01/44 (Call 02/01/44)	5,978	169,775
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	5,434	5,321,516
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	5,649	5,282,549
4.63%, 05/01/31 (Call 02/01/31)(b)	8,280	5,554,721
5.55%, 07/17/45 (Call 01/17/45)	7,072	4,122,764
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	4,025	2,443,497
4.50%, 12/15/34 (Call 06/15/34)(b)	6,894	4,929,761

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.13%, 01/15/42 (Call 07/15/41)(b)	$4,040	$2,670,521
6.38%, 03/15/37(b)	3,077	2,364,336
6.70%, 07/15/34(a)(b)	2,579	2,119,938
Marks & Spencer PLC, 7.13%, 12/01/37(a)	4,507	4,196,332
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	5,482	4,745,384
4.25%, 08/01/31 (Call 05/01/31)(b)	7,056	5,238,657
4.38%, 04/01/30 (Call 01/01/30)(b)	8,618	6,739,535
5.00%, 01/15/44 (Call 07/15/43)(b)	15,970	9,980,771
6.95%, 03/15/28(b)	4,595	4,416,576
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	9,707	7,140,178
4.75%, 02/15/27 (Call 11/15/26)	9,070	4,569,829
4.85%, 04/01/24(b)	5,647	4,839,705
5.45%, 08/15/34 (Call 02/15/34)	6,632	2,814,621
5.95%, 03/15/43(b)	4,401	1,835,701
Rite Aid Corp., 7.70%, 02/15/27(b)	2,811	918,044
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	4,245	3,748,165
5.38%, 04/01/32 (Call 04/01/27)	2,000	1,951,200
6.88%, 11/15/37	4,956	5,324,231

		112,329,375

Telecommunications — 10.1%
Embarq Corp., 8.00%, 06/01/36(b)	22,941	9,857,060
Frontier Florida LLC, Series E, 6.86%, 02/01/28	4,972	4,493,743
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	3,258	2,917,539
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	11,897	9,303,811
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	11,870	8,666,643
10.50%, 05/15/30 (Call 05/15/26)(a)	1,000	957,450
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28	26	13,391
Series P, 7.60%, 09/15/39(b)	7,402	2,838,371
Series U, 7.65%, 03/15/42(b)	6,498	2,598,030
Qwest Corp., 7.25%, 09/15/25	4,057	3,601,277
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(c)	5,186	4,688,974
Sprint Capital Corp.
6.88%, 11/15/28(b)	15,562	16,786,729
8.75%, 03/15/32(b)	3,000	3,669,600
Telecom Italia Capital SA
6.00%, 09/30/34(b)	13,561	11,591,943
6.38%, 11/15/33	12,539	11,263,784
7.20%, 07/18/36	13,054	11,782,279

Security	Par/ Shares (000)	Value

Telecommunications (continued)
7.72%, 06/04/38	$13,342	$12,484,910
U.S. Cellular Corp., 6.70%, 12/15/33(b)	8,284	7,549,789
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	32,386	33,100,435

		158,165,758

Toys, Games & Hobbies — 0.5%
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	4,738	4,213,977
6.20%, 10/01/40(b)	4,020	3,827,201

		8,041,178

Transportation — 0.3%
XPO CNW Inc., 6.70%, 05/01/34	4,686	4,315,806

Total Long-Term Investments — 98.1% (Cost: $1,799,746,405)		1,532,940,395

Short-Term Securities

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	196,409	196,467,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	7,730	7,730,000

Total Short-Term Securities — 13.1% (Cost: $204,115,669)		204,197,823

Total Investments — 111.2% (Cost: $2,003,862,074)		1,737,138,218

Liabilities in Excess of Other Assets — (11.2)%		(174,708,996)

Net Assets — 100.0%		$1,562,429,222

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$240,104,458	$—	$(43,736,214	)(a)	$946	$98,633	$196,467,823	196,409	$1,395,331	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	11,360,000	—	(3,630,000	)(a)	—	—	7,730,000	7,730	137,701		4

					$946	$98,633	$204,197,823		$1,533,032		$4

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Fallen Angels USD Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments

Corporate Bonds & Notes	$—	$1,532,940,395	$—	$1,532,940,395
Short-Term Securities

Money Market Funds	204,197,823	—	—	204,197,823

	$204,197,823	$1,532,940,395	$—	$1,737,138,218

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$5,267,622,316	$9,032,199,553	$113,124,233	$1,532,940,395
Investments, at value — affiliated(c)	909,669,223	1,882,745,287	28,944,049	204,197,823
Cash	—	—	3,573	—
Foreign currency, at value(d)	7,208	255	88	—
Receivables:
Investments sold	23,003,464	33,813,669	3,492,459	47,213,365
Securities lending income — affiliated	582,876	1,253,733	14,332	231,178
Capital shares sold	—	3,995,402	—	3,234,897
Dividends — affiliated	76,064	115,821	3,945	28,524
Interest — unaffiliated	90,322,865	154,424,024	1,837,667	24,712,722

Total assets	6,291,284,016	11,108,547,744	147,420,346	1,812,558,904

LIABILITIES
Bank overdraft	588,715	366,624	—	3,032,229
Collateral on securities loaned, at value	893,060,695	1,862,974,573	27,916,558	196,663,846
Payables:
Investments purchased	30,004,351	71,266,457	2,490,389	49,095,931
Capital shares redeemed	—	152,278	—	1,014,539
Investment advisory fees	1,304,459	1,100,499	33,760	323,137

Total liabilities	924,958,220	1,935,860,431	30,440,707	250,129,682

NET ASSETS	$5,366,325,796	$9,172,687,313	$116,979,639	$1,562,429,222

NET ASSETS CONSIST OF
Paid-in capital	$5,983,779,030	$10,203,032,733	$138,882,560	$1,966,590,725
Accumulated loss	(617,453,234)	(1,030,345,420)	(21,902,921)	(404,161,503)

NET ASSETS	$5,366,325,796	$9,172,687,313	$116,979,639	$1,562,429,222

NET ASSET VALUE
Shares outstanding	129,400,000	259,700,000	2,650,000	62,300,000

Net asset value	$41.47	$35.32	$44.14	$25.08

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$5,501,109,271	$9,926,184,960	$127,452,641	$1,799,746,405
(b) Securities loaned, at value	$859,585,942	$1,783,428,272	$27,003,192	$190,799,712
(c) Investments, at cost — affiliated	$909,257,949	$1,882,017,618	$28,931,970	$204,115,669
(d) Foreign currency, at cost	$6,962	$230	$84	$—

See notes to financial statements.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

INVESTMENT INCOME
Dividends — unaffiliated	$—	$124	$—	$—
Dividends — affiliated	896,832	1,689,642	17,200	137,701
Interest — unaffiliated	210,519,696	296,086,429	3,449,759	41,445,312
Securities lending income — affiliated — net	4,563,019	7,536,362	80,739	1,395,331
Other income — unaffiliated	164,945	117,928	—	40,063

Total investment income	216,144,492	305,430,485	3,547,698	43,018,407

EXPENSES
Investment advisory	9,564,009	9,869,200	207,105	1,944,257

Total expenses	9,564,009	9,869,200	207,105	1,944,257

Less:
Investment advisory fees waived	—	(3,140,200)	—	—

Total expenses after fees waived	9,564,009	6,729,000	207,105	1,944,257

Net investment income	206,580,483	298,701,485	3,340,593	41,074,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(54,789,465)	(86,136,225)	(3,506,199)	(26,537,040)
Investments — affiliated	214,616	81,581	1,002	946
Capital gain distributions from underlying funds — affiliated	46	155	—	4
In-kind redemptions — unaffiliated(a)	30,044,637	25,946,065	(1,348,515)	(56,699,193)

	(24,530,166)	(60,108,424)	(4,853,712)	(83,235,283)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	124,274,530	267,691,008	7,268,132	142,960,321
Investments — affiliated	481,676	867,171	12,567	98,633
Foreign currency translations	325	21	8	—

	124,756,531	268,558,200	7,280,707	143,058,954

Net realized and unrealized gain	100,226,365	208,449,776	2,426,995	59,823,671

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$306,806,848	$507,151,261	$5,767,588	$100,897,821

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$206,580,483	$250,577,380	$298,701,485	$418,328,397
Net realized loss	(24,530,166)	(96,499,442)	(60,108,424)	(83,795,851)
Net change in unrealized appreciation (depreciation)	124,756,531	(431,949,722)	268,558,200	(1,319,700,751)

Net increase (decrease) in net assets resulting from operations	306,806,848	(277,871,784)	507,151,261	(985,168,205)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(208,860,043)	(261,375,036)	(298,327,509)	(421,560,670)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,708,768,486)	2,082,548,001	849,204,674	1,212,745,159

NET ASSETS
Total increase (decrease) in net assets	(1,610,821,681)	1,543,301,181	1,058,028,426	(193,983,716)
Beginning of period	6,977,147,477	5,433,846,296	8,114,658,887	8,308,642,603

End of period	$5,366,325,796	$6,977,147,477	$9,172,687,313	$8,114,658,887

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,340,593	$6,613,501	$41,074,150	$137,236,959
Net realized loss	(4,853,712)	(6,038,734)	(83,235,283)	(273,682,803)
Net change in unrealized appreciation (depreciation)	7,280,707	(21,947,624)	143,058,954	(489,170,671)

Net increase (decrease) in net assets resulting from operations	5,767,588	(21,372,857)	100,897,821	(625,616,515)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,463,563)	(7,441,004)	(43,336,235)	(143,208,910)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,289,363)	34,212,910	(172,605,028)	(2,230,203,270)

NET ASSETS
Total increase (decrease) in net assets	(12,985,338)	5,399,049	(115,043,442)	(2,999,028,695)
Beginning of period	129,964,977	124,565,928	1,677,472,664	4,676,501,359

End of period	$116,979,639	$129,964,977	$1,562,429,222	$1,677,472,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$40.83		$45.51	$43.75	$46.20	$46.19	$47.53

Net investment income(a)	1.33		2.10	2.09	2.26	2.55	2.56
Net realized and unrealized gain (loss)(b)	0.65		(4.58)	1.90	(2.36)	0.01	(1.38)

Net increase (decrease) from investment operations	1.98		(2.48)	3.99	(0.10)	2.56	1.18

Distributions from net investment income(c)		(1.34)	(2.20)	(2.23)	(2.35)	(2.55)	(2.52)

Net asset value, end of period	$41.47		$40.83	$45.51	$43.75	$46.20	$46.19

Total Return(d)
Based on net asset value	4.88	%(e)	(5.55)%	9.25%	(0.10)%	5.71%	2.55%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	6.48	%(g)	4.90%	4.59%	5.15%	5.54%	5.46%

Supplemental Data
Net assets, end of period (000)	$5,366,326		$6,977,147	$5,433,846	$4,904,298	$3,349,716	$3,126,800

Portfolio turnover rate(h)		12%	23%	39%	45%	31%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19 (a)	Year Ended 10/31/18 (a)

Net asset value, beginning of period	$34.49		$41.21	$39.34	$40.61	$39.80	$41.67

Net investment income(b)	1.15		2.03	2.02	2.21	2.52	2.39
Net realized and unrealized gain (loss)(c)	0.86		(6.68)	1.97	(1.23)	0.74	(2.17)

Net increase (decrease) from investment operations	2.01		(4.65)	3.99	0.98	3.26	0.22

Distributions from net investment income(d)		(1.18)	(2.07)	(2.12)	(2.25)	(2.45)	(2.09)

Net asset value, end of period	$35.32		$34.49	$41.21	$39.34	$40.61	$39.80

Total Return(e)
Based on net asset value	5.88	%(f)	(11.59)%	10.31%	2.61%	8.48%	0.55%

Ratios to Average Net Assets(g)
Total expenses	0.22	%(h)	0.22%	0.22%	0.22%	0.22%	0.22%

Total expenses after fees waived	0.15	%(h)	0.15%	0.15%	0.15%	0.16%	0.22%

Net investment income	6.66	%(h)	5.42%	4.91%	5.67%	6.23%	5.89%

Supplemental Data
Net assets, end of period (000)	$9,172,687		$8,114,659	$8,308,643	$6,194,074	$2,595,057	$255,533

Portfolio turnover rate(i)		5%	12%	24%	21%	19%	15%

(a)	Per share amounts reflect a six-for-five stock split effective after the close of trading on April 18, 2019.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$43.32		$51.90	$51.03	$51.81	$49.54	$51.90

Net investment income(a)	1.23		2.13	1.97	2.41	2.88	2.93
Net realized and unrealized gain (loss)(b)	0.84		(8.21)	1.18	(0.73)	2.34	(2.37)

Net increase (decrease) from investment operations	2.07		(6.08)	3.15	1.68	5.22	0.56

Distributions(c)
From net investment income		(1.25)	(2.21)	(2.07)	(2.46)	(2.95)	(2.92)
From net realized gain	—		(0.29)	(0.21)	—	—	—

Total distributions		(1.25)	(2.50)	(2.28)	(2.46)	(2.95)	(2.92)

Net asset value, end of period	$44.14		$43.32	$51.90	$51.03	$51.81	$49.54

Total Return(d)
Based on net asset value	4.80	%(e)	(12.03)%	6.25%	3.42%	10.88%	1.13%

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)	0.35%	0.35%	0.47%	0.50%	0.50%

Net investment income	5.65	%(g)	4.53%	3.78%	4.78%	5.70%	5.80%

Supplemental Data
Net assets, end of period (000)	$116,980		$129,965	$124,566	$61,235	$23,316	$9,908

Portfolio turnover rate(h)		15%	23%	43%	85%	24%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$24.21		$30.04	$27.29	$26.58	$25.90	$27.64

Net investment income(a)	0.65		1.10	1.06	1.54	1.50	1.50
Net realized and unrealized gain (loss)(b)	0.90		(5.79)	2.83	0.65	0.67	(1.49)

Net increase (decrease) from investment operations	1.55		(4.69)	3.89	2.19	2.17	0.01

Distributions(c)
From net investment income	(0.68)		(1.14)	(1.14)	(1.48)	(1.49)	(1.42)
From net realized gain	—		—	—	—	—	(0.33)

Total distributions	(0.68)		(1.14)	(1.14)	(1.48)	(1.49)	(1.75)

Net asset value, end of period	$25.08		$24.21	$30.04	$27.29	$26.58	$25.90

Total Return(d)
Based on net asset value	6.47	%(e)	(15.88)%	14.45%	8.68%	8.70%	0.04%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	5.28	%(g)	4.02%	3.57%	5.84%	5.73%	5.65%

Supplemental Data
Net assets, end of period (000)	$1,562,429		$1,677,473	$4,676,501	$321,971	$143,525	$67,337

Portfolio turnover rate(h)	9%		26%	21%	51%	23%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Fallen Angels USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$92,452,713	$(92,452,713)	$—		$—
Barclays Capital, Inc.	28,501,171	(28,501,171)	—		—
BMO Capital Markets Corp.	15,418,175	(15,418,175)	—		—
BNP Paribas SA	70,938,296	(70,938,296)	—		—
BofA Securities, Inc.	29,727,484	(29,727,484)	—		—
Citadel Clearing LLC	7,589,187	(7,589,187)	—		—
Citigroup Global Markets, Inc.	27,064,449	(27,064,449)	—		—
Credit Suisse Securities (USA) LLC	3,779,211	(3,779,211)	—		—
Deutsche Bank Securities, Inc.	13,910,881	(13,910,881)	—		—
Goldman Sachs & Co. LLC	205,349,940	(205,349,940)	—		—
HSBC Securities (USA), Inc.	353,069	(353,069)	—		—
J.P. Morgan Securities LLC	167,411,932	(167,411,932)	—		—
Jefferies LLC	17,412,300	(17,412,300)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	5,080,488	(5,080,488)	—		—
Nomura Securities International, Inc.	16,646,941	(16,646,941)	—		—
Pershing LLC	6,134,621	(6,134,621)	—		—
RBC Capital Markets LLC	65,360,222	(65,360,222)	—		—
Scotia Capital (USA), Inc.	17,632,727	(17,632,727)	—		—
State Street Bank & Trust Co.	34,836,417	(34,836,417)	—		—
TD Prime Services LLC	6,006,387	(6,006,387)	—		—
Toronto-Dominion Bank	1,763,781	(1,763,781)	—		—
Wells Fargo Bank N.A	1,139,100	(1,139,100)	—		—
Wells Fargo Securities LLC	25,076,450	(25,076,450)	—		—

	$859,585,942	$(859,585,942)	$—		$—

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Broad USD High Yield Corporate Bond
Barclays Bank PLC	$214,165,985	$(214,165,985)	$—		$—
Barclays Capital, Inc.	72,179,120	(72,179,120)	—		—
BMO Capital Markets Corp.	18,492,480	(18,492,480)	—		—
BNP Paribas SA	11,714,745	(11,714,745)	—		—
BofA Securities, Inc.	67,273,676	(67,273,676)	—		—
Citadel Clearing LLC	11,381,208	(11,381,208)	—		—
Citigroup Global Markets, Inc.	36,322,522	(36,322,522)	—		—
Credit Suisse Securities (USA) LLC	8,460,479	(8,460,479)	—		—
Goldman Sachs & Co. LLC	392,823,414	(392,823,414)	—		—
J.P. Morgan Securities LLC	340,826,633	(340,826,633)	—		—
Jefferies LLC	36,268,563	(36,268,563)	—		—
Morgan Stanley	96,143,885	(96,143,885)	—		—
Nomura Securities International, Inc.	36,508,424	(36,508,424)	—		—
Pershing LLC	18,491,074	(18,491,074)	—		—
RBC Capital Markets LLC	142,115,820	(142,115,820)	—		—
Scotia Capital (USA), Inc.	46,458,216	(46,458,216)	—		—
State Street Bank & Trust Co.	147,189,461	(147,189,461)	—		—
TD Securities (USA) LLC	4,805,045	(4,805,045)	—		—
Toronto-Dominion Bank	39,716,107	(39,716,107)	—		—
UBS AG	1,640,057	(1,640,057)	—		—
UBS Securities LLC	1,829,451	(1,829,451)	—		—
Wells Fargo Bank N.A	10,484,016	(10,484,016)	—		—
Wells Fargo Securities LLC	28,137,891	(28,137,891)	—		—

	$1,783,428,272	$(1,783,428,272)	$—		$—

ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$3,612,364	$(3,612,364)	$—		$—
Barclays Capital, Inc.	1,793,038	(1,793,038)	—		—
BMO Capital Markets Corp.	348,026	(348,026)	—		—
BNP Paribas SA	4,252,436	(4,252,436)	—		—
Citadel Clearing LLC	507,336	(507,336)	—		—
Citigroup Global Markets, Inc.	638,973	(638,973)	—		—
Credit Suisse Securities (USA) LLC	90,347	(90,347)	—		—
J.P. Morgan Securities LLC	7,262,338	(7,262,338)	—		—
Jefferies LLC	921,456	(921,456)	—		—
Morgan Stanley	1,601,843	(1,601,843)	—		—
Pershing LLC	840	(840)	—		—
RBC Capital Markets LLC	2,922,538	(2,922,538)	—		—
Scotia Capital (USA), Inc.	229,280	(229,280)	—		—
State Street Bank & Trust Co.	2,366,456	(2,366,456)	—		—
Toronto-Dominion Bank	302,696	(302,696)	—		—
Toronto-Dominion Bank	143,184	(143,184)	—		—
UBS SECURITIES LLC	10,041	(10,041)	—		—

	$27,003,192	$(27,003,192)	$—		$—

Fallen Angels USD Bond
Barclays Bank PLC	$20,330,303	$(20,330,303)	$—		$—
BMO Capital Markets Corp.	3,785,465	(3,785,465)	—		—
BNP Paribas SA	24,395,405	(24,395,405)	—		—
BofA Securities, Inc.	8,042,219	(8,042,219)	—		—
Citigroup Global Markets, Inc.	2,183,210	(2,183,210)	—		—
Credit Suisse Securities (USA) LLC	2,654,357	(2,654,357)	—		—
Goldman Sachs & Co. LLC	33,145,099	(33,145,099)	—		—
J.P. Morgan Securities LLC	51,848,514	(51,848,514)	—		—
Jefferies LLC	3,650,873	(3,650,873)	—		—
Morgan Stanley	8,849,649	(8,849,649)	—		—
Pershing LLC	3,330,358	(3,330,358)	—		—
RBC Capital Markets LLC	4,918,489	(4,918,489)	—		—
State Street Bank & Trust Co.	22,596,250	(22,596,250)	—		—
Wells Fargo Securities LLC	1,069,521	(1,069,521)	—		—

	$190,799,712	$(190,799,712)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.22
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Broad USD High Yield Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through February 29, 2024 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.15% of average daily net assets.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Broad USD High Yield Corporate Bond	$3,140,200

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

0-5 Year High Yield Corporate Bond	$1,164,667
Broad USD High Yield Corporate Bond	1,947,030
ESG Advanced High Yield Corporate Bond	22,327
Fallen Angels USD Bond	331,938

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year High Yield Corporate Bond	$847,529,028	$761,135,901
Broad USD High Yield Corporate Bond	569,287,826	424,830,811
ESG Advanced High Yield Corporate Bond	17,735,469	20,051,576
Fallen Angels USD Bond	144,508,106	141,310,591

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year High Yield Corporate Bond	$1,173,128,816	$2,843,233,168
Broad USD High Yield Corporate Bond	3,692,637,978	2,873,577,625
ESG Advanced High Yield Corporate Bond	2,124,499	16,882,496
Fallen Angels USD Bond	320,166,584	491,374,720

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

0-5 Year High Yield Corporate Bond	$364,443,138
Broad USD High Yield Corporate Bond	99,978,755
ESG Advanced High Yield Corporate Bond	2,769,620
Fallen Angels USD Bond	57,985,093

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year High Yield Corporate Bond	$6,429,575,099	$49,356,386	$(301,639,946)	$(252,283,560)
Broad USD High Yield Corporate Bond	11,833,767,938	35,466,669	(954,289,767)	(918,823,098)
ESG Advanced High Yield Corporate Bond	156,856,749	1,103,013	(15,891,480)	(14,788,467)
Fallen Angels USD Bond	2,007,336,681	10,210,067	(280,408,530)	(270,198,463)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

0-5 Year High Yield Corporate Bond
Shares sold	29,100,000	$1,200,399,085	97,100,000	$4,016,331,811
Shares redeemed	(70,600,000)	(2,909,167,571)	(45,600,000)	(1,933,783,810)

	(41,500,000)	$(1,708,768,486)	51,500,000	$2,082,548,001

Broad USD High Yield Corporate Bond
Shares sold	108,100,000	$3,783,740,998	148,650,000	$5,434,474,901
Shares redeemed	(83,700,000)	(2,934,536,324)	(114,950,000)	(4,221,729,742)

	24,400,000	$849,204,674	33,700,000	$1,212,745,159

ESG Advanced High Yield Corporate Bond
Shares sold	50,000	$2,160,873	1,400,000	$69,430,603
Shares redeemed	(400,000)	(17,450,236)	(800,000)	(35,217,693)

	(350,000)	$(15,289,363)	600,000	$34,212,910

Fallen Angels USD Bond
Shares sold	13,250,000	$330,672,010	24,050,000	$674,034,410
Shares redeemed	(20,250,000)	(503,277,038)	(110,450,000)	(2,904,237,680)

	(7,000,000)	$(172,605,028)	(86,400,000)	$(2,230,203,270)

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year High Yield Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF and iShares Fallen Angels USD Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	81

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year High Yield Corporate Bond	$1.335891	$—	$—	$1.335891	100%	—%	—%	100%

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	83

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1020-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Total USD Bond Market ETF | IUSB | NASDAQ
•	iShares U.S. Fixed Income Balanced Risk Factor ETF | FIBR | Cboe BZX

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® Core Total USD Bond Market ETF

Investment Objective

The iShares Core Total USD Bond Market ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield, as represented by the Bloomberg U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.02%	(0.34)%	1.28%	1.64%	(0.34)%	6.56%	15.53%
Fund Market	6.98	(0.19)	1.29	1.65	(0.19)	6.62	15.62
Index	7.05	(0.31)	1.31	1.66	(0.31)	6.70	15.78

The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,070.20	$ 0.31		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	44.4%
Aa	4.4
A	12.1
Baa	14.3
Ba	2.9
B	2.5
Caa	0.6
Ca	0.1
Not Rated	18.7

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	60.9%
Corporate Bonds & Notes	33.2
Foreign Government and Agency Obligations	4.6
Collaterized Mortgage Obligations	0.6
Municipal Debt Obligations	0.5
Asset-Backed Securities	0.3
TBA Sales Commitments	(0.1)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Investment Objective

The iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Fund”) seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg U.S. Fixed Income Balanced Risk Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.00%	0.50%	0.28%	0.94%	0.50%	1.40%	8.00%
Fund Market	6.32	0.88	0.33	0.97	0.88	1.68	8.24
Index	6.36	0.75	0.51	1.13	0.75	2.55	9.63

The inception date of the Fund was February 24, 2015. The first day of secondary market trading was February 26, 2015.

Index performance through February 4, 2018 reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index performance beginning on February 5, 2018 reflects the performance of the Bloomberg U.S. Fixed Income Balanced Risk Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,060.00	$ 1.28		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	20.8%
Aa	2.5
A	29.5
Baa	30.6
Ba	7.5
B	5.6
Caa	1.4
Not Rated	2.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)
0-1 Year	0.4%
1-5 Years	43.6
5-10 Years	32.1
10-15 Years	1.5
15-20 Years	2.5
More than 20 Years	19.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust Class A, 4.95%, 10/15/27	$13,000	$13,147,556
Series 2022-2, Class A, 3.39%, 05/15/27	10,000	9,780,496
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	5,020	4,797,133
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	1,000	865,157
Series 2021-A1, Class A1, 0.55%, 07/15/26	2,500	2,368,353
Ford Credit Auto Owner Trust Series 2020-C A4, 0.51%, 08/15/26 (Call 12/15/24)	5,940	5,550,265
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 01/16/24)	238	235,911
GM Financial Consumer Automobile Receivables Trust 2023-1
4.66%, 02/16/28 (Call 09/16/26)	6,190	6,199,711
4.59%, 07/17/28 (Call 09/16/26)	1,170	1,172,763
Hyundai Auto Receivables Trust Series 2020-B A3, 0.48%, 12/16/24 (Call 07/15/24)	276	274,037
Nissan Auto Lease Trust 2023-A5.09%, 05/15/30 (Call 11/15/26)	8,530	8,468,730
Santander Drive Auto Receivables Trust 2023-14.88%, 04/15/27 (Call 11/15/26)	5,000	4,978,296
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 06/15/25)	1,100	1,015,739
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	1,910	1,816,285
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 07/15/24)	56	55,462

Total Asset-Backed Securities — 0.3% (Cost: $61,934,167)		60,725,894

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.6%
Bank, Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 04/15/30)	690	573,864
BBCMS Mortgage Trust
Series 2020-C7, Class A4, 1.79%, 04/15/53 (Call 04/15/30)	3,000	2,478,165
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	1,330	1,115,774
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	11,940	10,870,374
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55 (Call 12/15/32)(a)	1,260	1,335,647
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	4,650	3,923,270
Benchmark Mortgage Trust 3.72%, 03/15/62 (Call 03/15/29)	5,000	4,648,607
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	464	450,427
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	750	717,363
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	3,000	2,755,403
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	2,500	2,350,972
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	2,400	1,941,197
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	1,450	1,178,097

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 01/15/31)	$5,000	$4,030,150
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	15,000	12,133,321
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 10/15/31)	6,660	5,500,914
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	1,280	1,194,328
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50 (Call 05/15/27)	1,000	937,205
Citigroup Commercial Mortgage Trust 3.46%, 12/10/49 (Call 01/10/27)	8,868	8,384,922
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	3,600	3,349,286
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	1,000	946,801
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	750	709,453
Commission Mortgage Trust
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 01/10/29)	800	773,826
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/29)	750	715,177
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	2,000	1,917,817
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	625,562
Series 2017-COR2, Class A3, 3.51%, 09/10/50 (Call 09/10/27)	1,000	933,458
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	1,750	1,666,279
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	3,680	3,581,078
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	1,250	1,211,376
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4, 2.63%, 08/15/49 (Call 09/15/26)	1,846	1,701,671
JPMBB Commercial Mortgage Securities Trust 3.67%, 09/15/47 (Call 02/15/26)	5,878	5,722,971
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 08/15/23)(a)	466	464,617
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	5,097	5,016,407
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	6,511	6,280,239
Series 2015-C32, Class A5, 3.60%, 11/15/48 (Call 10/15/25)	2,500	2,363,079
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 08/15/27)	1,000	933,766
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 04/15/27)(a)	2,499	2,368,161
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,500	2,434,597
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	203	199,784
Series 2015-C20, Class ASB, 3.07%, 02/15/48 (Call 11/15/26)	3,637	3,557,763

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	$500	$478,214
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	500	481,143
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,828,666
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51 (Call 10/15/28)	1,000	953,791
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 07/15/28)	1,000	957,050
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	880	803,127
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	420	363,477
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	5,000	4,163,397
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	831,588
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	920	759,868
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	962,674
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	5,000	4,657,465
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,200	1,112,907
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 10/15/28)	3,000	2,911,375
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	520	441,511
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	2,120	1,728,437
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	3,470	2,919,449

		140,347,307

Total Collaterized Mortgage Obligations — 0.6% (Cost: $156,571,037)		140,347,307

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)(c)	570	438,832
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(b)(c)	200	197,388
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(b)	922	832,833
7.50%, 06/01/29 (Call 06/01/24)(b)	780	577,255
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	830	630,493
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	520	433,389
3.38%, 03/01/41 (Call 09/01/40)	879	663,715
4.65%, 10/01/28 (Call 07/01/28)	800	785,544
4.75%, 03/30/30 (Call 12/30/29)	586	576,179
5.40%, 10/01/48 (Call 04/01/48)	304	289,879
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	415	357,701
3.75%, 02/15/28 (Call 02/15/24)	485	448,533
4.00%, 02/15/30 (Call 02/15/25)	405	362,564

Security	Par (000)	Value

Advertising (continued)
4.88%, 01/15/29 (Call 01/15/24)	$383	$364,807
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/23)(d)	125	4,050
5.88%, 04/15/28 (Call 04/15/24)(b)(d)	285	101,805
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	580	499,438
2.60%, 08/01/31 (Call 05/01/31)	675	576,544
4.20%, 06/01/30 (Call 03/01/30)	854	824,614
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,642	1,597,863
3.65%, 11/01/24 (Call 08/01/24)	956	937,769
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	475	405,721
4.63%, 03/15/30 (Call 03/15/25)(b)	490	414,564
5.00%, 08/15/27 (Call 08/15/23)(b)	445	410,855
6.25%, 06/15/25 (Call 06/15/23)(b)	320	321,088
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	810	703,566
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	310	262,186
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(b)	770	596,812
WPP Finance 2010, 3.75%, 09/19/24	621	605,922

		15,221,909

Aerospace & Defense — 0.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	1,325	1,269,814
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	360	394,247
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	435	426,700
3.85%, 12/15/25 (Call 09/15/25)(b)	486	473,024
4.75%, 10/07/44(b)	486	448,189
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,075	877,995
3.00%, 09/15/50 (Call 03/15/50)(b)	840	589,294
3.40%, 04/15/30 (Call 01/15/30)(b)	210	193,563
5.80%, 10/11/41(b)	240	250,908
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/30/23)	4,960	4,605,906
2.25%, 06/15/26 (Call 03/15/26)	852	785,408
2.60%, 10/30/25 (Call 07/30/25)	260	245,913
2.70%, 02/01/27 (Call 12/01/26)	844	782,970
2.75%, 02/01/26 (Call 01/01/26)	893	844,608
2.80%, 03/01/27 (Call 12/01/26)	730	673,914
2.85%, 10/30/24 (Call 07/30/24)	261	251,815
2.95%, 02/01/30 (Call 11/01/29)	770	683,398
3.10%, 05/01/26 (Call 03/01/26)	975	924,271
3.20%, 03/01/29 (Call 12/01/28)	1,054	964,758
3.25%, 02/01/28 (Call 12/01/27)	1,392	1,298,082
3.25%, 03/01/28 (Call 12/01/27)	748	693,538
3.25%, 02/01/35 (Call 11/01/34)	553	452,702
3.38%, 06/15/46 (Call 12/15/45)	509	359,644
3.45%, 11/01/28 (Call 08/01/28)	510	470,587
3.50%, 03/01/39 (Call 09/01/38)	200	155,606
3.55%, 03/01/38 (Call 09/01/37)	300	237,630
3.60%, 05/01/34 (Call 02/01/34)	574	493,405
3.63%, 02/01/31 (Call 11/01/30)	755	690,855
3.63%, 03/01/48 (Call 09/01/47)	325	231,205
3.65%, 03/01/47 (Call 09/01/46)	650	467,162
3.75%, 02/01/50 (Call 08/01/49)	765	573,926
3.83%, 03/01/59 (Call 09/01/58)	360	252,522

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.85%, 11/01/48 (Call 05/01/48)	$407	$302,800
3.90%, 05/01/49 (Call 11/01/48)	707	534,308
3.95%, 08/01/59 (Call 02/01/59)	750	550,433
4.88%, 05/01/25 (Call 04/01/25)	2,106	2,099,724
5.04%, 05/01/27 (Call 03/01/27)	1,532	1,538,480
5.15%, 05/01/30 (Call 02/01/30)	2,804	2,822,815
5.71%, 05/01/40 (Call 11/01/39)	1,520	1,523,572
5.81%, 05/01/50 (Call 11/01/49)	2,789	2,782,892
5.88%, 02/15/40	597	606,594
5.93%, 05/01/60 (Call 11/01/59)	2,270	2,243,781
6.13%, 02/15/33	418	443,473
6.63%, 02/15/38	575	631,799
6.88%, 03/15/39	621	690,726

Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	520	493,095
7.13%, 06/15/26 (Call 06/15/23)(b)	952	945,650
7.45%, 05/01/34(b)	345	380,504
7.50%, 03/15/25 (Call 05/29/23)(b)	237	236,955
7.50%, 02/01/29 (Call 02/01/26)(b)	565	555,649
7.88%, 04/15/27 (Call 04/15/24)(b)	1,610	1,606,023

Embraer Netherlands Finance BV
5.05%, 06/15/25	827	812,395
5.40%, 02/01/27	525	505,822
6.95%, 01/17/28 (Call 10/17/27)(e)	600	607,950

F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/23)(b)(c)	348	289,038

General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	155	141,943
2.13%, 08/15/26 (Call 05/15/26)	1,060	997,598
2.25%, 06/01/31 (Call 03/01/31)	340	293,702
2.38%, 11/15/24 (Call 09/15/24)	380	367,069
2.63%, 11/15/27 (Call 08/15/27)	215	200,425
2.85%, 06/01/41 (Call 12/01/40)	310	240,892
3.25%, 04/01/25 (Call 03/01/25)	820	799,680
3.50%, 05/15/25 (Call 03/15/25)	769	754,243
3.50%, 04/01/27 (Call 02/01/27)	905	879,398
3.60%, 11/15/42 (Call 05/14/42)	125	107,030
3.63%, 04/01/30 (Call 01/01/30)	1,125	1,080,754
3.75%, 05/15/28 (Call 02/15/28)	980	960,214
4.25%, 04/01/40 (Call 10/01/39)	575	537,338
4.25%, 04/01/50 (Call 10/01/49)	370	343,945

Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	339	325,043
4.95%, 08/15/25 (Call 05/15/25)	610	599,770

Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	495	445,584
5.13%, 10/01/24 (Call 07/01/24)	648	644,527
5.90%, 02/01/27	522	534,330
5.95%, 02/01/37	425	431,260
6.75%, 01/15/28	210	221,680
6.88%, 05/01/25 (Call 04/01/25)	570	587,322

L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	758	616,891
2.90%, 12/15/29 (Call 09/15/29)	477	425,288
3.83%, 04/27/25 (Call 01/27/25)	915	894,605
3.85%, 12/15/26 (Call 09/15/26)	1,297	1,259,828
3.95%, 05/28/24 (Call 02/28/24)	113	111,529
4.40%, 06/15/28 (Call 03/15/28)	1,744	1,728,564
4.85%, 04/27/35 (Call 10/27/34)	660	650,833
5.05%, 04/27/45 (Call 10/27/44)	208	197,777

Security	Par (000)	Value

Aerospace & Defense (continued)
6.15%, 12/15/40	$15	$16,201

Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	719	615,097
2.80%, 06/15/50 (Call 12/15/49)	428	311,652
3.55%, 01/15/26 (Call 10/15/25)	1,157	1,140,062
3.60%, 03/01/35 (Call 09/01/34)	195	181,364
3.80%, 03/01/45 (Call 09/01/44)	1,115	967,697
3.90%, 06/15/32 (Call 03/15/32)	475	461,049
4.07%, 12/15/42	808	741,510
4.09%, 09/15/52 (Call 03/15/52)	801	717,520
4.15%, 06/15/53 (Call 12/15/52)	665	601,147
4.30%, 06/15/62 (Call 12/15/61)	560	505,439
4.50%, 05/15/36 (Call 11/15/35)	516	514,942
4.70%, 05/15/46 (Call 11/15/45)	1,117	1,107,885
4.95%, 10/15/25 (Call 09/15/25)	375	381,045
5.10%, 11/15/27 (Call 10/15/27)	690	717,890
5.25%, 01/15/33 (Call 10/15/32)	750	801,502
5.70%, 11/15/54 (Call 05/15/54)	435	491,145
5.72%, 06/01/40	335	369,870
5.90%, 11/15/63 (Call 05/15/63)	380	443,369
Series B, 6.15%, 09/01/36	805	920,775

Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(b)	401	377,088
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,436	1,392,360
3.20%, 02/01/27 (Call 11/01/26)	807	775,414
3.25%, 01/15/28 (Call 10/15/27)	1,200	1,142,124
3.85%, 04/15/45 (Call 10/15/44)	725	603,381
4.03%, 10/15/47 (Call 04/15/47)	1,307	1,125,693
4.40%, 05/01/30 (Call 02/01/30)	911	909,943
4.70%, 03/15/33 (Call 12/15/32)	800	804,832
4.75%, 06/01/43	1,112	1,063,628
4.95%, 03/15/53 (Call 09/15/52)	590	583,127
5.05%, 11/15/40	433	431,658
5.15%, 05/01/40 (Call 11/01/39)	560	562,363
5.25%, 05/01/50 (Call 11/01/49)	273	281,403

Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	895	732,933
2.25%, 07/01/30 (Call 04/01/30)	1,542	1,329,852
2.38%, 03/15/32 (Call 12/15/31)	1,005	848,140
2.65%, 11/01/26 (Call 08/01/26)	540	509,506
2.82%, 09/01/51 (Call 03/01/51)	925	635,965
3.03%, 03/15/52 (Call 09/15/51)	1,020	732,309
3.13%, 05/04/27 (Call 02/04/27)	867	827,985
3.13%, 07/01/50 (Call 01/01/50)	752	553,615
3.50%, 03/15/27 (Call 12/15/26)	857	830,304
3.75%, 11/01/46 (Call 05/01/46)	615	507,652
3.95%, 08/16/25 (Call 06/16/25)	1,540	1,519,718
4.05%, 05/04/47 (Call 11/04/46)	570	494,236
4.13%, 11/16/28 (Call 08/16/28)	2,345	2,312,897
4.15%, 05/15/45 (Call 11/16/44)	641	560,881
4.35%, 04/15/47 (Call 10/15/46)	1,035	935,992
4.45%, 11/16/38 (Call 05/16/38)	640	609,965
4.50%, 06/01/42	1,608	1,520,814
4.63%, 11/16/48 (Call 05/16/48)	1,223	1,162,498
4.70%, 12/15/41	518	492,540
4.80%, 12/15/43 (Call 06/15/43)	345	330,403
4.88%, 10/15/40	770	753,276
5.00%, 02/27/26 (Call 01/27/26)	425	432,404
5.15%, 02/27/33 (Call 11/27/32)	1,025	1,064,688
5.38%, 02/27/53 (Call 08/27/52)	690	725,583

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.40%, 05/01/35	$100	$104,629
5.70%, 04/15/40	295	311,502
6.05%, 06/01/36	110	120,867
6.13%, 07/15/38	410	458,339
7.20%, 08/15/27	1,253	1,395,316
7.50%, 09/15/29	100	115,925

Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	775	732,251
5.75%, 10/15/27 (Call 07/15/27)(b)	750	748,125

Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	265	248,469
4.60%, 06/15/28 (Call 03/15/28)(c)	535	449,427
7.50%, 04/15/25 (Call 04/15/24)(b)	885	880,292
9.38%, 11/30/29 (Call 11/30/25)(b)	630	677,407

ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(e)	400	376,828

TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	840	760,511
4.88%, 05/01/29 (Call 05/01/24)	556	505,126
5.50%, 11/15/27 (Call 11/15/23)	2,020	1,938,715
6.25%, 03/15/26 (Call 03/15/24)(b)	3,225	3,240,448
6.38%, 06/15/26 (Call 06/15/23)	705	704,549
6.75%, 08/15/28 (Call 02/15/25)(b)	1,540	1,563,439
7.50%, 03/15/27 (Call 03/15/24)	460	462,406

TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	400	402,332

Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/23)(c)	415	385,850
9.00%, 03/15/28 (Call 03/15/25)(b)	895	907,870
		122,622,053

Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/23)(e)	300	279,828
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	766	730,235
2.45%, 02/04/32 (Call 11/04/31)	995	790,289
2.63%, 09/16/26 (Call 06/16/26)(c)	894	837,910
3.40%, 05/06/30 (Call 02/06/30)	962	858,816
3.40%, 02/04/41 (Call 08/04/40)	1,015	715,697
3.70%, 02/04/51 (Call 08/04/50)	972	646,827
3.88%, 09/16/46 (Call 03/16/46)	1,153	827,623
4.00%, 02/04/61 (Call 08/04/60)	768	538,207
4.25%, 08/09/42	612	481,650
4.40%, 02/14/26 (Call 12/14/25)	563	559,329
4.45%, 05/06/50 (Call 11/06/49)	687	512,866
4.50%, 05/02/43	617	497,870
4.80%, 02/14/29 (Call 11/14/28)	645	640,717
5.38%, 01/31/44	1,127	1,033,064
5.80%, 02/14/39 (Call 08/14/38)	1,542	1,521,245
5.95%, 02/14/49 (Call 08/14/48)	1,643	1,546,392
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(e)	600	559,806
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,423	1,352,448
2.70%, 09/15/51 (Call 03/15/51)	244	170,034
2.90%, 03/01/32 (Call 12/01/31)	455	405,318
3.25%, 03/27/30 (Call 12/27/29)	703	659,885
3.75%, 09/15/47 (Call 03/15/47)	232	197,165
4.02%, 04/16/43	370	328,501
4.50%, 08/15/33 (Call 05/15/33)	135	135,255
4.50%, 03/15/49 (Call 09/15/48)	340	324,340

Security	Par (000)	Value

Agriculture (continued)
4.54%, 03/26/42	$122	$116,943
5.38%, 09/15/35	155	166,884
5.94%, 10/01/32	70	77,476

BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,413	1,226,978
2.73%, 03/25/31 (Call 12/25/30)	739	599,610
2.79%, 09/06/24 (Call 08/06/24)	474	457,547
3.22%, 08/15/24 (Call 06/15/24)	1,183	1,150,941
3.22%, 09/06/26 (Call 07/06/26)	421	398,729
3.46%, 09/06/29 (Call 06/06/29)	717	637,420
3.56%, 08/15/27 (Call 05/15/27)	2,480	2,321,627
3.73%, 09/25/40 (Call 03/25/40)	540	386,311
3.98%, 09/25/50 (Call 03/25/50)	691	473,252
4.39%, 08/15/37 (Call 02/15/37)	1,896	1,546,757
4.54%, 08/15/47 (Call 02/15/47)	1,400	1,045,772
4.70%, 04/02/27 (Call 02/02/27)	937	924,332
4.74%, 03/16/32 (Call 12/16/31)	470	438,985
4.76%, 09/06/49 (Call 03/06/49)	927	707,486
4.91%, 04/02/30 (Call 01/02/30)	854	823,563
5.28%, 04/02/50 (Call 02/02/49)	327	271,567
5.65%, 03/16/52 (Call 09/16/51)	635	555,968
7.75%, 10/19/32 (Call 07/19/32)	300	332,325

BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,294	1,178,265
3.95%, 06/15/25(b)	1,514	1,481,540
4.45%, 03/16/28 (Call 02/16/28)	471	452,579

Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	524	484,538
2.75%, 05/14/31 (Call 02/14/31)	660	566,709
3.25%, 08/15/26 (Call 05/15/26)	793	756,799
3.75%, 09/25/27 (Call 06/25/27)	680	655,738

Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	1,021	928,977
1.70%, 02/02/31 (Call 11/02/30)(b)	880	712,633
2.13%, 04/23/30 (Call 01/23/30)(b)	525	450,266
2.13%, 11/10/31 (Call 08/10/31)(b)	865	718,062
3.13%, 05/25/51 (Call 11/25/50)(b)	1,475	1,082,207
3.25%, 05/23/29 (Call 02/23/29)(b)	125	116,875
3.50%, 04/22/25 (Call 05/30/23)(b)	915	897,395
3.63%, 04/22/27 (Call 03/22/27)(b)	260	253,765
3.88%, 05/23/49 (Call 11/23/48)(b)	335	277,135
4.00%, 06/22/32 (Call 03/22/32)(b)	260	247,445
4.38%, 04/22/52 (Call 10/22/51)(b)	265	240,135
4.50%, 06/24/26(b)	155	155,501
4.75%, 04/24/33 (Call 01/24/33)(b)	345	347,639
4.76%, 11/23/45(b)	75	72,053
4.88%, 10/10/25 (Call 09/10/25)(b)	420	423,167
5.13%, 10/11/32 (Call 07/11/32)(b)	520	538,793

Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(b)	397	388,854
6.00%, 06/15/30 (Call 06/15/25)(b)	730	722,401

Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	930	899,384
3.50%, 07/26/26 (Call 05/26/26)(b)	1,685	1,588,197
3.88%, 07/26/29 (Call 04/26/29)(b)	465	418,379
4.25%, 07/21/25 (Call 04/21/25)(b)	1,325	1,288,735
6.13%, 07/27/27 (Call 06/27/27)(b)	360	371,200

IOI Investment L Bhd, 3.38%, 11/02/31 (Call 05/02/31)(e)	400	319,964

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
JT International Financial Services BV
2.25%, 09/14/31 (Call 06/14/31)(e)	$400	$323,460
6.88%, 10/24/32 (Call 07/24/32)(b)	310	346,403
MHP Lux SA, 6.95%, 04/03/26(e)	400	205,276
MHP SE, 7.75%, 05/10/24(e)	400	232,296
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,053	949,301
1.50%, 05/01/25 (Call 04/01/25)	450	423,184
1.75%, 11/01/30 (Call 08/01/30)	656	529,241
2.10%, 05/01/30 (Call 02/01/30)	450	378,054
2.75%, 02/25/26 (Call 11/25/25)	485	462,559
2.88%, 05/01/24 (Call 04/01/24)	966	946,042
3.13%, 08/17/27 (Call 05/17/27)	232	220,080
3.13%, 03/02/28 (Call 12/02/27)	465	436,565
3.25%, 11/10/24	897	877,347
3.38%, 08/11/25 (Call 05/11/25)	385	376,049
3.38%, 08/15/29 (Call 05/15/29)	800	742,216
3.88%, 08/21/42	768	613,732
4.13%, 03/04/43	566	467,403
4.25%, 11/10/44	1,260	1,052,352
4.38%, 11/15/41	688	594,294
4.50%, 03/20/42	694	607,639
4.88%, 02/13/26	1,090	1,096,148
4.88%, 02/15/28 (Call 01/15/28)	1,045	1,054,196
4.88%, 11/15/43	678	619,536
5.00%, 11/17/25	790	797,244
5.13%, 11/15/24	545	548,499
5.13%, 11/17/27 (Call 10/17/27)	675	690,646
5.13%, 02/15/30 (Call 12/15/29)	1,590	1,608,635
5.38%, 02/15/33 (Call 11/15/32)	935	952,522
5.63%, 11/17/29 (Call 09/17/29)	473	493,973
5.75%, 11/17/32 (Call 08/17/32)	380	399,239
6.38%, 05/16/38	1,131	1,246,192
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,834	1,804,583
5.70%, 08/15/35 (Call 02/15/35)	771	736,891
5.85%, 08/15/45 (Call 02/12/45)	1,680	1,516,150
6.15%, 09/15/43	793	771,938
7.25%, 06/15/37	476	515,556
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/24)(b)	125	114,935
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	665	595,315
10.50%, 11/01/26 (Call 11/01/23)(b)	405	407,531
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	540	483,041
3.20%, 04/21/31 (Call 01/21/31)(b)	350	278,159
4.90%, 04/21/27 (Call 03/21/27)(b)	300	290,430
5.25%, 04/21/32 (Call 01/21/32)(b)	540	493,398
		79,145,370

Airlines — 0.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	860	795,964
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)(c)	304	284,187
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	716	631,651
Series 2020-1, Class C, 10.50%, 07/15/26(b)	340	361,692
Series 2020-2, Class A, 5.25%, 10/01/30(b)	583	568,699
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	269	260,351
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b) .	425	421,043

Security	Par (000)	Value

Airlines (continued)
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	$119	$109,404
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	145	133,776
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	595	535,012
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	465	412,938
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 08/15/30	352	321,187
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	551	491,412
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	101	86,660
American Airlines 2021-1 Pass Through Trust Series A, Class A, 2.88%, 01/11/36	720	600,058
Series B, Class B, 3.95%, 01/11/32	162	140,746
American Airlines Group Inc., 3.75%, 03/01/25(b)	426	401,590
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(b)	550	534,842
11.75%, 07/15/25(b)	2,115	2,329,398
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	2,560	2,514,893
5.75%, 04/20/29(b)	2,185	2,078,197
American Airlines Pass Through Trust Class A, 3.25%, 04/15/30	146	123,723
Series 2013-1, Class A, 4.00%, 01/15/27	167	149,864
Series 2014-1, Class A, 3.70%, 04/01/28(c)	306	271,628
Series 2015-1, Class A, 3.38%, 11/01/28	424	364,653
Series 2016-1, Class A, 4.10%, 07/15/29	117	102,885
Series 2016-2, Class A, 3.65%, 12/15/29	220	188,053
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(e)	950	788,452
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(e)	400	283,656
British Airways Pass Through Trust
Class A, 2.90%, 09/15/36(b)(c)	611	516,874
Class A, 4.25%, 05/15/34(b)	359	333,373
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	329	285,050
Continental Airlines Pass Through Trust, Series 2012-2,
Class A, 4.00%, 04/29/26	316	321,436
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	740	715,055
3.75%, 10/28/29 (Call 07/28/29)(c)	428	384,639
4.38%, 04/19/28 (Call 01/19/28)	375	353,557
7.00%, 05/01/25(b)	2,805	2,893,890
7.38%, 01/15/26 (Call 12/15/25)	720	758,880
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,602	1,570,462
4.75%, 10/20/28(b)	1,766	1,713,974
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29	72	63,908
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27
(Call 03/17/24)(e)	600	538,272
Hawaiian Airlines Pass Through Certificates, Series
2013-1, Class A, 3.90%, 07/15/27	114	102,219
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	905	842,854
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(c)	448	412,589
Series 2019-1, Class AA, 2.75%, 11/15/33	193	162,708

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Korean Air Lines Co. Ltd., 4.75%, 09/23/25(e)	$200	$199,264
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(e)	500	525,160
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	718	718,207
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	525	450,749
3.00%, 11/15/26 (Call 08/15/26)	398	374,216
3.45%, 11/16/27 (Call 08/16/27)	376	352,210
5.13%, 06/15/27 (Call 04/15/27)	1,841	1,855,452
5.25%, 05/04/25 (Call 04/04/25)	1,044	1,047,268
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/25 (Call 09/20/23)(b)	803	810,906
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26	75	70,749
Series 2013-1, Class A, 3.95%, 05/15/27(c)	213	199,781
United Airlines Holdings Inc., 4.88%, 01/15/25(c)	295	291,312
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,555	1,484,916
4.63%, 04/15/29 (Call 10/15/25)(b)	1,480	1,339,400
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	466	445,864
Series 2014-1, Class A, 4.00%, 10/11/27	461	434,171
Series 2014-2, Class A, 3.75%, 03/03/28	646	603,296
Series 2016-1, Class AA, 3.10%, 01/07/30	344	311,361
Series 2016-2, Class AA, 2.88%, 04/07/30	365	323,789
Series 2018-1, Class AA, 3.50%, 09/01/31	566	507,484
Series 2019, Class AA, 4.15%, 02/25/33	623	571,035
Series 2019-2, Class AA, 2.70%, 11/01/33	24	20,376
Series 2019-2, Class B, 3.50%, 11/01/29	132	117,531
Series 2020-1, Class A, 5.88%, 04/15/29	934	930,853
Series 2020-1, Class B, 4.88%, 07/15/27	736	709,269
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(e)	400	373,840

		43,324,813

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	375	316,770
4.25%, 03/15/29 (Call 03/15/24)(b)(c)	206	182,807
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(b)(c)	960	905,683
9.00%, 02/15/31 (Call 02/15/26)(b)(c)	445	455,716
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b) .	256	217,487
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	325	274,934
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	1,595	1,550,595
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	795	751,068
2.40%, 03/27/25 (Call 02/27/25)	315	305,112
2.75%, 03/27/27 (Call 01/27/27)	617	589,260
2.85%, 03/27/30 (Call 12/27/29)	1,462	1,351,648
3.25%, 03/27/40 (Call 09/27/39)	1,335	1,127,514
3.38%, 11/01/46 (Call 05/01/46)	630	517,797
3.38%, 03/27/50 (Call 09/27/49)(c)	562	462,532
3.63%, 05/01/43 (Call 11/01/42)	192	165,702
3.88%, 11/01/45 (Call 05/01/45)	325	292,932
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	767	754,199
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	212	191,245
3.75%, 09/15/25 (Call 07/15/25)	338	331,328
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	149	143,736

Security	Par (000)	Value

Apparel (continued)
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	$515	$473,470
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	436	412,242
2.80%, 04/23/27 (Call 02/23/27)	211	195,046
2.95%, 04/23/30 (Call 01/23/30)	160	135,568
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(b)	351	346,223
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	410	340,612

		12,791,226

Auto Manufacturers — 0.7%

Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	910	777,613
4.75%, 10/01/27 (Call 10/01/23)(b)	320	305,360
5.88%, 06/01/29 (Call 06/01/24)(b)	345	339,932

American Honda Finance Corp.
0.75%, 08/09/24	200	189,856
1.00%, 09/10/25	501	461,471
1.20%, 07/08/25	485	451,414
1.30%, 09/09/26	625	565,137
1.50%, 01/13/25	225	213,755
1.80%, 01/13/31	483	401,156
2.00%, 03/24/28	460	412,979
2.15%, 09/10/24	426	411,196
2.25%, 01/12/29	208	185,245
2.30%, 09/09/26	535	500,509
2.35%, 01/08/27	831	775,207
2.40%, 06/27/24	639	621,102
3.50%, 02/15/28	666	642,237
4.60%, 04/17/30	520	521,924
4.70%, 01/12/28	190	192,922
4.75%, 01/12/26	115	116,204
Series A, 4.60%, 04/17/25	540	539,919

Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	965	947,611

Benteler International, Series 144A, Class A, 10.50%, 05/15/28(b)	400	403,958

BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	1,038	1,006,974
2.85%, 08/14/29 (Call 05/14/29)(b)	535	486,245

BMW U.S. Capital LLC
0.75%, 08/12/24(b)	265	251,779
1.25%, 08/12/26 (Call 07/12/26)(b)	580	525,213
1.95%, 08/12/31 (Call 05/12/31)(b)	320	264,058
2.55%, 04/01/31 (Call 01/01/31)(b)(c)	468	407,450
2.80%, 04/11/26 (Call 01/11/26)(b)	980	939,820
3.25%, 04/01/25(b)	100	97,602
3.30%, 04/06/27 (Call 01/06/27)(b)	170	163,311
3.45%, 04/01/27 (Call 03/01/27)(b)	1,050	1,020,873
3.63%, 04/18/29 (Call 01/18/29)(b)	130	124,229
3.70%, 04/01/32 (Call 01/01/32)(b)	605	569,577
3.75%, 04/12/28 (Call 01/12/28)(b)	690	669,811
3.90%, 04/09/25 (Call 03/09/25)(b)	750	740,820
3.95%, 08/14/28 (Call 05/14/28)(b)	100	98,555
4.15%, 04/09/30 (Call 01/09/30)(b)	1,305	1,287,213

Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	185	169,353
1.50%, 09/01/30 (Call 06/01/30)	953	788,398
2.60%, 09/01/50 (Call 03/01/50)	292	192,072
4.88%, 10/01/43 (Call 04/01/43)	245	237,158

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC
0.75%, 03/01/24(b)	$95	$91,582
2.13%, 03/10/25(b)	1,290	1,227,564
2.63%, 03/10/30(b)	880	775,685
2.70%, 06/14/24(b)	329	320,940
3.10%, 08/15/29(b)	978	900,513
3.30%, 05/19/25(b)	410	397,704
4.30%, 02/22/29(b)	660	653,829
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	640	606,477
2.00%, 12/14/26(b)	390	353,426
2.38%, 12/14/28(b)	40	35,046
3.50%, 04/07/25(b)	500	486,405
3.65%, 04/07/27(b)	840	801,780
5.13%, 01/19/28(b)(c)	1,015	1,022,064
5.15%, 01/16/26(b)	1,000	1,007,100
5.20%, 01/17/25(b)	520	521,170
Ford Holdings LLC, 9.30%, 03/01/30	320	367,034
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	1,890	1,461,348
4.35%, 12/08/26 (Call 09/08/26)(c)	999	968,361
4.75%, 01/15/43	1,551	1,166,430
5.29%, 12/08/46 (Call 06/08/46)	936	755,258
6.10%, 08/19/32 (Call 05/19/32)	1,245	1,187,195
6.38%, 02/01/29	160	159,168
6.63%, 10/01/28	500	511,555
7.13%, 11/15/25	125	128,639
7.40%, 11/01/46	275	279,879
7.45%, 07/16/31(c)	778	819,001
7.50%, 08/01/26	2	2,079
9.63%, 04/22/30 (Call 01/22/30)	345	400,852
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	850	792,285
2.70%, 08/10/26 (Call 07/10/26)	1,143	1,013,887
2.90%, 02/16/28 (Call 12/16/27)	450	389,691
2.90%, 02/10/29 (Call 12/10/28)	500	413,950
3.38%, 11/13/25 (Call 10/13/25)	1,430	1,328,184
3.63%, 06/17/31 (Call 03/17/31)	710	583,939
3.66%, 09/08/24	650	628,348
3.82%, 11/02/27 (Call 08/02/27)	545	488,789
4.00%, 11/13/30 (Call 08/13/30)	1,265	1,084,358
4.06%, 11/01/24 (Call 10/01/24)	1,125	1,094,434
4.13%, 08/04/25	910	863,381
4.13%, 08/17/27 (Call 06/17/27)	958	878,457
4.27%, 01/09/27 (Call 11/09/26)	810	749,404
4.39%, 01/08/26	1,105	1,049,750
4.54%, 08/01/26 (Call 06/01/26)	535	504,232
4.69%, 06/09/25 (Call 04/09/25)	510	492,328
4.95%, 05/28/27 (Call 04/28/27)	1,100	1,041,337
5.11%, 05/03/29 (Call 02/03/29)	1,132	1,054,650
5.13%, 06/16/25 (Call 05/16/25)	1,275	1,241,302
5.58%, 03/18/24 (Call 02/18/24)	500	496,610
6.80%, 05/12/28 (Call 04/12/28)	1,050	1,050,840
6.95%, 03/06/26 (Call 02/06/26)	900	906,525
7.35%, 11/04/27 (Call 10/04/27)	1,200	1,236,024
7.35%, 03/06/30 (Call 01/06/30)	800	822,016
Geely Automobile Holdings Ltd., 4.00%, (Call 12/04/24), (5-year CMT + 5.449%)(a)(e)(f)	200	189,570
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(e)	200	188,308

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/25	$78	$76,147
4.20%, 10/01/27 (Call 07/01/27)	744	713,853
5.00%, 10/01/28 (Call 07/01/28)	561	553,628
5.00%, 04/01/35	353	322,176
5.15%, 04/01/38 (Call 10/01/37)	849	760,186
5.20%, 04/01/45	1,432	1,210,613
5.40%, 10/15/29 (Call 08/15/29)	535	528,912
5.40%, 04/01/48 (Call 10/01/47)	480	411,802
5.60%, 10/15/32 (Call 07/15/32)	740	724,504
5.95%, 04/01/49 (Call 10/01/48)	610	564,720
6.13%, 10/01/25 (Call 09/01/25)	1,125	1,144,012
6.25%, 10/02/43	975	942,513
6.60%, 04/01/36 (Call 10/01/35)	873	898,291
6.75%, 04/01/46 (Call 10/01/45)	899	905,877
6.80%, 10/01/27 (Call 08/01/27)	859	907,379
General Motors Financial Co. Inc.
1.20%, 10/15/24	310	291,893
1.25%, 01/08/26 (Call 12/08/25)	1,175	1,058,816
1.50%, 06/10/26 (Call 05/10/26)	955	853,388
2.35%, 02/26/27 (Call 01/26/27)	350	314,860
2.35%, 01/08/31 (Call 10/08/30)	775	612,079
2.40%, 04/10/28 (Call 02/10/28)	547	477,580
2.40%, 10/15/28 (Call 08/15/28)	1,055	905,201
2.70%, 08/20/27 (Call 06/20/27)	965	865,344
2.70%, 06/10/31 (Call 03/10/31)	655	525,146
2.75%, 06/20/25 (Call 05/20/25)	908	861,601
2.90%, 02/26/25 (Call 01/26/25)	1,303	1,247,206
3.10%, 01/12/32 (Call 10/12/31)	585	477,272
3.50%, 11/07/24 (Call 09/07/24)	345	336,127
3.60%, 06/21/30 (Call 03/21/30)	1,095	958,640
3.85%, 01/05/28 (Call 10/05/27)	276	258,653
4.00%, 01/15/25 (Call 10/15/24)	802	783,273
4.00%, 10/06/26 (Call 07/06/26)	922	883,986
4.30%, 07/13/25 (Call 04/13/25)	900	876,960
4.30%, 04/06/29 (Call 02/06/29)	530	493,992
4.35%, 04/09/25 (Call 02/09/25)	567	555,467
4.35%, 01/17/27 (Call 10/17/26)(c)	825	799,177
5.00%, 04/09/27 (Call 03/09/27)	1,175	1,162,087
5.25%, 03/01/26 (Call 12/01/25)	712	711,459
5.40%, 04/06/26	775	775,775
5.65%, 01/17/29 (Call 10/17/28)	478	479,286
5.85%, 04/06/30 (Call 02/06/30)	815	814,315
6.00%, 01/09/28 (Call 12/09/27)	610	622,560
6.05%, 10/10/25	900	909,918
6.40%, 01/09/33 (Call 10/09/32)	600	617,460
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	105	100,654
2.53%, 03/10/27 (Call 02/10/27)	700	657,699
2.97%, 03/10/32 (Call 12/10/31)	638	576,050
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(e)	200	176,592
Hyundai Capital America
0.88%, 06/14/24(b)	1,300	1,236,157
1.00%, 09/17/24(b)	690	649,111
1.30%, 01/08/26 (Call 12/08/25)(b)	1,055	949,753
1.50%, 06/15/26 (Call 05/15/26)(b)	860	766,329
1.65%, 09/17/26 (Call 08/17/26)(b)	800	709,720
1.80%, 10/15/25 (Call 09/15/25)(b)	790	725,931
1.80%, 01/10/28 (Call 11/10/27)(b)	708	605,092

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 06/15/28 (Call 04/15/28)(b)	$835	$710,861
2.10%, 09/15/28 (Call 07/17/28)(b)	540	459,632
2.38%, 10/15/27 (Call 08/15/27)(b)	420	371,927
2.65%, 02/10/25 (Call 01/10/25)(b)	820	782,337
2.75%, 09/27/26(e)	350	322,018
3.00%, 02/10/27 (Call 12/10/26)(b)	615	568,082
3.40%, 06/20/24(c)(e)	400	390,980
3.50%, 11/02/26 (Call 09/02/26)(b)	867	817,564
5.50%, 03/30/26(b)	300	301,428
5.60%, 03/30/28 (Call 02/29/28)(b)	300	302,673
5.80%, 04/01/30 (Call 02/01/30)	300	306,081
5.88%, 04/07/25 (Call 03/07/25)(b)	598	603,717
6.38%, 04/08/30 (Call 01/08/30)(b)	410	430,242
Hyundai Capital Services Inc.
1.25%, 02/08/26(e)	600	538,638
2.13%, 04/24/25(e)	400	376,376
2.50%, 01/24/27(e)	200	183,238
3.63%, 08/29/27(e)	200	189,402
Hyundai Motor Manufacturing Indonesia PT, 1.75%, 05/06/26(e)	400	358,004
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)(c)	325	273,666
5.50%, 07/15/29 (Call 07/15/24)(b)	340	281,547
5.88%, 01/15/28 (Call 01/15/24)(b)	580	502,280
7.75%, 10/15/25 (Call 10/15/23)(b)	740	735,338
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/24)(b)	330	318,420
Kia Corp.
1.75%, 10/16/26(e)	800	714,024
2.75%, 02/14/27(e)	400	369,604
3.25%, 04/21/26(b)	300	284,718
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(b)	290	284,180
3.50%, 08/03/25(b)	1,165	1,133,871
3.75%, 02/22/28(b)(c)	1,615	1,559,977
4.80%, 03/30/28(b)	1,000	1,007,830
5.25%, 11/29/27(b)	300	308,880
5.38%, 11/26/25(b)	300	304,503
5.50%, 11/27/24(b)	525	529,583
8.50%, 01/18/31	478	608,293
Series 144A, 4.80%, 03/30/26(b)	1,000	1,007,520
Series 144A, 4.95%, 03/30/25(b)	1,000	1,001,590
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	925	862,969
1.85%, 09/16/26 (Call 08/16/26)(b)	760	649,488
2.45%, 09/15/28 (Call 07/15/28)(b)	770	617,455
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	415	365,744
2.75%, 03/09/28 (Call 01/09/28)(b)	865	719,550
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	1,490	1,392,926
4.35%, 09/17/27 (Call 07/17/27)(b)	1,970	1,801,407
4.81%, 09/17/30 (Call 06/17/30)(b)	1,333	1,170,694
PACCAR Financial Corp.
0.50%, 08/09/24	315	298,365
1.10%, 05/11/26	260	236,675
1.80%, 02/06/25	349	332,349
2.00%, 02/04/27	200	184,102
2.15%, 08/15/24	210	203,146
3.15%, 06/13/24	125	122,941

Security	Par (000)	Value

Auto Manufacturers (continued)
3.55%, 08/11/25	$210	$207,386
4.45%, 03/30/26	170	170,826
4.60%, 01/10/28	400	405,944
4.95%, 10/03/25	235	237,510
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	425	402,781
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	1,220	1,090,082
2.69%, 09/15/31 (Call 06/15/31)(b)	910	741,432
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	959	883,239
2.36%, 07/02/24	160	155,594
2.36%, 03/25/31 (Call 12/25/30)	595	520,429
2.76%, 07/02/29	615	565,351
3.67%, 07/20/28	165	161,919
Toyota Motor Credit Corp.
0.50%, 06/18/24	895	853,311
0.63%, 09/13/24	965	913,816
0.80%, 10/16/25	600	550,098
0.80%, 01/09/26	420	382,805
1.13%, 06/18/26	1,345	1,221,058
1.15%, 08/13/27	105	92,650
1.45%, 01/13/25	500	474,850
1.65%, 01/10/31	260	213,663
1.80%, 02/13/25	620	592,577
1.90%, 01/13/27	715	657,142
1.90%, 04/06/28	1,060	947,205
1.90%, 09/12/31	830	687,290
2.00%, 10/07/24	235	226,305
2.15%, 02/13/30	217	190,958
2.40%, 01/13/32	10	8,567
3.00%, 04/01/25	552	536,682
3.05%, 03/22/27	1,175	1,122,289
3.05%, 01/11/28	439	417,283
3.20%, 01/11/27	767	738,759
3.38%, 04/01/30	811	764,968
3.40%, 04/14/25	427	419,028
3.50%, 10/24/25(e)(g)	450	438,673
3.65%, 08/18/25	445	437,301
3.65%, 01/08/29	326	317,782
3.95%, 06/30/25	440	435,182
4.40%, 09/20/24	640	638,323
4.45%, 06/29/29	540	548,559
4.55%, 09/20/27	690	697,224
4.63%, 01/12/28	340	345,936
4.70%, 01/12/33	360	367,661
4.80%, 01/10/25	350	351,313
5.40%, 11/10/25	400	409,532
5.45%, 11/10/27	795	831,801
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,385	1,268,203
1.63%, 11/24/27 (Call 09/24/27)(b)	978	856,053
2.85%, 09/26/24(b)	573	555,632
3.20%, 09/26/26 (Call 07/26/26)(b)	335	317,399
3.35%, 05/13/25(b)	625	605,425
3.75%, 05/13/30(b)	145	133,777
3.95%, 06/06/25(b)	1,090	1,067,579
4.35%, 06/08/27 (Call 05/08/27)(b)	1,190	1,172,495
4.60%, 06/08/29 (Call 04/08/29)(b)	815	798,341
4.63%, 11/13/25(b)	500	495,770

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.75%, 11/13/28(b)	$591	$590,444
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	345	300,443

		156,086,603

Auto Parts & Equipment — 0.1%
Adient Global Holdings, 8.25%, 04/15/31 (Call 04/15/26)	365	373,534
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(b)(c)	685	658,292
7.00%, 04/15/28 (Call 04/15/25)	385	394,891
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	450	373,828
6.25%, 03/15/26 (Call 05/09/23)	181	173,823
6.50%, 04/01/27 (Call 04/01/24)(c)	510	472,336
6.88%, 07/01/28 (Call 07/01/23)	325	292,588
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,265	799,417
4.35%, 03/15/29 (Call 12/15/28)	265	257,185
4.40%, 10/01/46 (Call 04/01/46)	118	93,652
5.40%, 03/15/49 (Call 09/15/48)	384	346,783
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	475	414,751
4.15%, 05/01/52 (Call 11/01/51)	693	535,751
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	648	601,104
3.38%, 03/15/25 (Call 12/15/24)	270	262,710
4.38%, 03/15/45 (Call 09/15/44)	95	77,490
5.00%, 10/01/25(b)	1,172	1,167,183
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(b)	259	259,311
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(b)	660	656,238
6.75%, 05/15/28 (Call 05/15/25)	425	425,790
8.50%, 05/15/27 (Call 05/15/23)(b)	1,491	1,501,661
Cooper-Standard Automotive Inc., 5.63%, 05/15/27 (Call 01/31/25)(b)	263	151,241
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(b)	345	340,788
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	290	235,692
4.50%, 02/15/32 (Call 02/15/27)	250	200,412
5.38%, 11/15/27 (Call 11/15/23)	280	263,449
5.63%, 06/15/28 (Call 06/15/23)	265	244,953
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	330	305,923
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	475	353,300
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	579	547,885
5.00%, 05/31/26 (Call 05/31/23)(c)	645	625,785
5.00%, 07/15/29 (Call 04/15/29)(c)	580	513,561
5.25%, 04/30/31 (Call 01/30/31)(c)	385	335,023
5.25%, 07/15/31 (Call 04/15/31)	460	396,594
5.63%, 04/30/33 (Call 01/30/33)	335	290,103
7.00%, 03/15/28	199	197,888
9.50%, 05/31/25 (Call 05/31/23)	532	545,465
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(b)(h)	315	285,207
6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(b)(h)	300	277,164
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(h)	240	215,194
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	430	343,634

Security	Par (000)	Value

Auto Parts & Equipment (continued)
3.50%, 05/30/30 (Call 02/28/30)	$90	$80,503
3.55%, 01/15/52 (Call 07/15/51)	215	144,876
3.80%, 09/15/27 (Call 06/15/27)	147	140,910
4.25%, 05/15/29 (Call 02/15/29)	425	406,045
5.25%, 05/15/49 (Call 11/15/48)	485	424,162
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	525	452,214
3.63%, 06/15/24 (Call 03/15/24)	1,010	992,648
4.15%, 10/01/25 (Call 07/01/25)	185	181,343
5.50%, 03/21/33 (Call 12/21/32)	180	186,516
5.98%, 03/21/26 (Call 03/21/24)	43	43,320
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(e)	400	298,892
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)(c)	435	327,411
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	300	268,599
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	504	480,599
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	245	112,759
ZF North America Capital Inc.
4.75%, 04/29/25(b)	795	776,699
6.88%, 04/14/28 (Call 03/14/28)(b)	450	462,658
7.13%, 04/14/30 (Call 02/14/30)(b)	445	459,538

		23,047,271

Banks — 6.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(a)(b)	760	674,325
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)	700	598,920
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)	895	697,321
4.75%, 07/28/25(b)	1,070	1,042,233
4.80%, 04/18/26(b)	1,575	1,537,405
ABQ Finance Co., 2.00%, 07/06/26(e)	400	363,152
ABQ Finance Ltd.
1.88%, 09/08/25(e)	400	369,792
3.13%, 09/24/24(e)	400	386,844
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(e)	800	763,024
Access Bank PLC, 6.13%, 09/21/26(e)	400	317,524
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(e)	400	382,608
1.20%, 10/22/25(e)	400	368,324
2.00%, 03/01/25(e)	200	190,702
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(e)	800	734,008
1.50%, 01/18/25(e)	200	189,650
2.00%, 01/18/27(e)	400	370,780
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(e)	600	548,706
AIB Group PLC, 7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(b)	405	418,154
Akbank TAS
5.13%, 03/31/25(e)	400	378,220
6.80%, 02/06/26(e)	400	382,692
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(e)	400	358,664
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)	300	297,645

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	$355	$318,698
2.17%, 02/18/25(b)	345	328,119
2.55%, 02/13/30(b)	15	12,965
3.45%, 07/17/27(b)	834	792,550
3.45%, 01/21/28(b)	819	774,168
ASB Bank Ltd.
1.63%, 10/22/26(b)	715	642,370
2.38%, 10/22/31(b)	390	318,864
3.13%, 05/23/24(b)	338	330,780
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(a)(b)	465	450,487
5.40%, 11/29/27(b)	805	821,068
AUB Sukuk Ltd., 2.62%, 09/09/26(e)	400	361,244
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(a)(b)	2,285	1,780,129
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(a)(b)	2,899	2,678,270
3.70%, 11/16/25	435	424,525
4.40%, 05/19/26(b)	295	285,271
4.83%, 02/03/25(b)	650	650,111
5.09%, 12/08/25	5	5,044
6.74%, 12/08/32(b)	5	5,288
Axos Financial Inc.
4.00%, 03/01/32 (Call 03/01/27)	110	96,843
4.88%, 10/01/30 (Call 10/01/25)	130	117,971
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	2,365	2,153,451
5.25%, 05/29/33	200	201,588
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	800	798,160
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(e)	800	765,312
4.38%, 03/18/27(c)(e)	200	192,780
Banco de Bogota SA, 6.25%, 05/12/26(e)	800	773,312
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(e)	400	345,992
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(e)	700	642,600
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(e)	500	438,910
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(e)	200	164,200
3.50%, 10/12/27(e)	400	367,580
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)(e)	400	382,740
Banco do Brasil SA, 6.25%, 04/18/30(b)	600	596,142
Banco do Brasil SA/Cayman
3.25%, 09/30/26(e)	600	557,424
4.63%, 01/15/25(e)	800	785,280
4.88%, 01/11/29(e)	200	189,606
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(c)(e)	400	375,092
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(e)	450	442,404
4.38%, 04/11/27 (Call 01/11/27)(e)	770	733,248
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(e)	250	230,010

Security	Par (000)	Value

Banks (continued)
Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.72%, 08/11/31 (Call 08/11/26), (5-year CMT + 2.000%)(a)(e)	$600	$508,416
4.38%, 10/14/25(e)	800	778,432
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(e)	800	639,448
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(c)(e)	650	624,962
3.18%, 10/26/31 (Call 07/28/31)(c)(e)	150	129,216
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(e)	1,200	1,197,384
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	1,008	886,728
1.85%, 03/25/26	963	872,969
2.71%, 06/27/24	810	783,213
2.75%, 05/28/25	1,183	1,114,599
2.75%, 12/03/30	1,255	994,449
2.96%, 03/25/31	675	564,935
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	625	500,850
3.31%, 06/27/29	1,628	1,482,147
3.49%, 05/28/30	1,010	901,011
3.80%, 02/23/28	902	840,691
3.89%, 05/24/24	405	397,447
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	805	764,718
4.25%, 04/11/27	1,275	1,222,597
4.38%, 04/12/28	405	387,014
5.15%, 08/18/25	205	203,413
5.18%, 11/19/25	940	927,987
5.29%, 08/18/27	405	403,190
Banco Votorantim SA, 4.38%, 07/29/25(e)	400	385,516
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	600	569,208
Bangkok Bank PCL/Hong Kong 3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(a)(e)	800	657,384
3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(e)	1,000	862,440
4.30%, 06/15/27 (Call 05/15/27)(e)	200	198,090
4.45%, 09/19/28(e)	500	495,585
9.03%, 03/15/29(b)	400	453,052
Bank Mandiri Persero Tbk PT 2.00%, 04/19/26(e)	400	366,420
4.75%, 05/13/25(e)	600	594,438
Bank Muscat SAOG, 4.75%, 03/17/26(e)	600	578,508
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(e)	600	553,890
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(e)(f)	200	166,284
Bank of America Corp. 0.98%, 04/22/25 (Call 04/22/24), (1-day SOFR + 0.690%)(a)	899	856,333
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(a)	1,357	1,271,305
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)	2,123	1,921,357
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	2,164	1,981,229

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(a)	$1,608	$1,508,722
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	3,557	3,187,570
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(a)	1,582	1,271,105
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(a)	1,665	1,329,286
2.02%, 02/13/26 (Call 02/13/25), (3-mo. LIBOR US + 0.640%)(a)	1,390	1,308,296
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)	1,138	983,209
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(a)	2,250	1,815,435
2.46%, 10/22/25 (Call 10/22/24), (3-mo. LIBOR US + 0.870%)(a)	871	832,537
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(a)	2,825	2,159,176
2.50%, 02/13/31 (Call 02/13/30), (3-mo. LIBOR US + 0.990%)(a)	2,513	2,125,370
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	1,903	1,736,678
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(a)	1,553	1,275,557
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(a)	2,398	2,032,833
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)	4,057	2,881,038
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(a)	3,040	2,542,899
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)	750	494,348
2.88%, 10/22/30 (Call 10/22/29), (3-mo. LIBOR US + 1.190%)(a)	1,527	1,328,719
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(a)	2,400	2,027,256
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)	1,029	701,253
3.09%, 10/01/25 (Call 10/01/24), (3-mo. LIBOR US + 1.090%)(a)	1,020	984,790
3.19%, 07/23/30 (Call 07/23/29), (3-mo. LIBOR US + 1.180%)(a)	1,943	1,730,203
3.25%, 10/21/27 (Call 10/21/26)	1,348	1,270,288
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(a)	2,372	1,832,465
3.37%, 01/23/26 (Call 01/23/25), (3-mo. LIBOR US + 0.810%)(a)	1,520	1,464,596
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)	1,860	1,793,617
3.42%, 12/20/28 (Call 12/20/27), (3-mo. LIBOR US + 1.040%)(a)	4,265	3,959,413
3.50%, 04/19/26	1,506	1,465,293
3.56%, 04/23/27 (Call 04/23/26), (3-mo. LIBOR US + 1.060%)(a)	1,812	1,728,992
3.59%, 07/21/28 (Call 07/21/27), (3-mo. LIBOR US + 1.370%)(a)	1,676	1,576,228
3.71%, 04/24/28 (Call 04/24/27), (3-mo. LIBOR US + 1.512%)(a)	1,379	1,308,078
3.82%, 01/20/28 (Call 01/20/27), (3-mo. LIBOR US + 1.575%)(a)	1,882	1,800,189

Security	Par (000)	Value

Banks (continued)
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)	$705	$608,923
3.88%, 08/01/25	1,226	1,199,531
3.95%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.19%)(a)	1,038	846,188
3.97%, 03/05/29 (Call 03/05/28), (3-mo. LIBOR US + 1.070%)(a)	1,636	1,552,106
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.210%)(a)	2,651	2,480,143
4.00%, 01/22/25	862	845,820
4.08%, 04/23/40 (Call 04/23/39), (3-mo. LIBOR US + 1.32%)(a)	1,332	1,157,681
4.08%, 03/20/51 (Call 03/20/50), (3-mo. LIBOR US + 3.15%)(a)	3,767	3,138,702
4.20%, 08/26/24	2,033	2,005,697
4.24%, 04/24/38 (Call 04/24/37), (3-mo. LIBOR US + 1.814%)(a)	2,040	1,830,818
4.25%, 10/22/26	1,408	1,370,266
4.27%, 07/23/29 (Call 07/23/28), (3-mo. LIBOR US + 1.310%)(a)	1,920	1,839,744
4.33%, 03/15/50 (Call 03/15/49), (3-mo. LIBOR US + 1.520%)(a)	1,696	1,460,850
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	1,720	1,670,068
4.44%, 01/20/48 (Call 01/20/47), (3-mo. LIBOR US + 1.990%)(a)	2,319	2,059,272
4.45%, 03/03/26	1,241	1,222,956
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(a)	2,293	2,187,751
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	1,870	1,852,291
4.88%, 04/01/44	340	329,851
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	1,825	1,819,452
5.00%, 01/21/44	1,475	1,437,579
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)	3,805	3,755,307
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(a)	2,165	2,164,026
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	2,550	2,564,866
5.29%, 04/25/34 (Call 04/25/33)	2,680	2,695,115
5.88%, 02/07/42	1,179	1,267,838
6.11%, 01/29/37	1,902	2,034,113
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	1,445	1,507,164
6.22%, 09/15/26	475	489,868
7.75%, 05/14/38	1,435	1,742,147
Series L, 3.95%, 04/21/25	1,277	1,247,437
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,595	1,540,483
Series L, 4.75%, 04/21/45	980	908,499
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(a)	1,899	1,716,506
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)	2,362	1,968,136
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1-day SOFR + 1.650%)(a)	1,045	789,351
Bank of America NA, 6.00%, 10/15/36	1,585	1,716,634

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of China Ltd.
3.50%, 04/20/27(e)	$200	$195,216
5.00%, 11/13/24(e)	2,500	2,494,450
Bank of China Ltd./Hong Kong
1.25%, 06/24/25(e)	400	372,340
2.38%, 01/16/25(e)	800	769,736
3.88%, 06/30/25(e)	800	786,136
Bank of China Ltd./London, 1.00%, 11/02/24(e)	400	378,236
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(e)	1,600	1,466,256
Bank of China Ltd./Sydney, 0.75%, 09/29/24(e)	200	189,268
Bank of Communications Co. Ltd.
2.38%, 03/21/25	400	383,508
3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(e)(f)	2,000	1,927,860
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(e)	800	738,928
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26), (5-year CMT + 1.400%)(a)(e)	850	776,161
Bank of East Asia Ltd. (The)
4.00%, 05/29/30 (Call 05/29/25), (5-year CMT + 3.750%)(a)(e)	850	782,646
4.88%, 04/22/32 (Call 04/22/27), (5-year CMT + 2.300%)(a)(e)	250	224,660
6.75%, 03/15/27	250	250,385
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)	860	858,375
Bank of Montreal
0.63%, 07/09/24	1,155	1,095,009
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(a)	1,625	1,458,730
1.25%, 09/15/26	1,750	1,558,742
1.50%, 01/10/25	65	61,280
1.85%, 05/01/25	617	580,307
2.50%, 06/28/24	1,503	1,455,535
2.65%, 03/08/27	600	557,922
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(a)	470	378,068
3.70%, 06/07/25	205	199,875
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	651	587,632
5.20%, 02/01/28 (Call 01/01/28)	1,345	1,367,152
Series H, 4.25%, 09/14/24	395	389,877
Series H, 4.70%, 09/14/27 (Call 08/14/27)	680	678,592
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	230	207,469
1.05%, 10/15/26 (Call 09/15/26)	532	471,012
1.60%, 04/24/25 (Call 03/24/25)	1,305	1,229,049
1.65%, 07/14/28 (Call 05/14/28)	680	600,039
1.65%, 01/28/31 (Call 10/28/30)	225	179,575
1.80%, 07/28/31 (Call 04/28/31)	460	366,928
2.05%, 01/26/27 (Call 12/26/26)	385	350,762
2.10%, 10/24/24	1,340	1,285,743
2.45%, 08/17/26 (Call 05/17/26)	524	490,024
2.50%, 01/26/32 (Call 10/26/31)	410	343,096
2.80%, 05/04/26 (Call 02/04/26)	497	473,939
3.00%, 10/30/28 (Call 07/30/28)	513	472,365
3.25%, 09/11/24 (Call 08/11/24)	1,061	1,036,661
3.25%, 05/16/27 (Call 02/16/27)	708	675,694
3.30%, 08/23/29 (Call 05/23/29)	778	722,319
3.35%, 04/25/25 (Call 03/25/25)	570	552,552

Security	Par (000)	Value

Banks (continued)
3.40%, 05/15/24 (Call 04/15/24)	$280	$274,929
3.40%, 01/29/28 (Call 10/29/27)	814	775,530
3.43%, 06/13/25 (Call 06/13/24), (1-day SOFR + 0.565%)(a)	270	264,713
3.44%, 02/07/28 (Call 02/07/27), (3-mo. LIBOR US + 1.069%)(a)	1,171	1,121,396
3.85%, 04/28/28	610	593,530
3.85%, 04/26/29 (Call 02/26/29)	445	428,357
3.95%, 11/18/25 (Call 10/18/25)	545	532,274
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	700	681,135
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(a)	270	260,113
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(a)	155	153,199
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	570	568,444
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(a)	105	103,763
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)	550	546,271
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	740	745,291
4.97%, 04/26/34 (Call 04/26/33)	740	746,734
5.22%, 11/21/25 (Call 11/21/24), (1-day SOFR + 0.800%)(a)	465	465,828
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	330	344,543
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	625	668,738
Series G, 3.00%, 02/24/25 (Call 01/24/25)	695	671,433
Series J, 0.85%, 10/25/24 (Call 09/25/24)	300	282,135
Series J, 1.90%, 01/25/29 (Call 11/25/28)	535	460,159
Bank of New Zealand
2.00%, 02/21/25(b)	1,151	1,090,837
2.29%, 01/27/27(b)	555	508,696
2.87%, 01/27/32(b)	303	258,880
4.85%, 02/07/28(b)	380	380,851
Bank of Nova Scotia (The)
0.65%, 07/31/24	440	415,721
1.05%, 03/02/26	1,080	969,386
1.30%, 06/11/25	565	521,936
1.30%, 09/15/26	1,060	943,591
1.35%, 06/24/26	1,030	928,215
1.45%, 01/10/25	500	470,230
1.95%, 02/02/27	1,415	1,289,093
2.15%, 08/01/31	760	623,420
2.20%, 02/03/25	978	931,212
2.45%, 02/02/32	530	442,995
2.70%, 08/03/26	940	881,203
3.45%, 04/11/25	563	546,206
4.50%, 12/16/25	1,105	1,086,104
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)	270	238,604
4.75%, 02/02/26	530	528,861
4.85%, 02/01/30	530	527,085
5.25%, 12/06/24	355	355,327
Bank of the Philippine Islands, 2.50%, 09/10/24(e)	200	192,178

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	$750	$674,985
5.13%, 06/11/30 (Call 03/11/30)	520	440,518
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	965	894,642
1.60%, 10/04/26(b)	1,005	897,967
2.38%, 11/21/24(b)	1,038	988,861
4.52%, 07/13/25(b)	300	294,675
4.75%, 07/13/27(b)	300	296,901
4.93%, 01/26/26(b)	1,000	998,670
Barclays Bank PLC, 3.75%, 05/15/24	485	475,266
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	1,525	1,364,966
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	538	437,136
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(a)	260	208,757
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(a)	1,995	1,879,609
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	390	312,090
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(a)	955	690,771
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	1,455	1,166,052
3.65%, 03/16/25	1,110	1,066,743
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)	205	151,001
3.93%, 05/07/25 (Call 05/07/24), (3-mo. LIBOR US + 1.610%)(a)	1,239	1,211,259
4.34%, 01/10/28 (Call 01/10/27)	1,144	1,100,196
4.38%, 09/11/24	1,619	1,570,721
4.38%, 01/12/26	2,299	2,239,847
4.84%, 05/09/28 (Call 05/07/27)	1,263	1,200,570
4.95%, 01/10/47	1,182	1,071,554
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	1,100	1,066,076
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)	1,665	1,557,791
5.20%, 05/12/26	1,730	1,688,272
5.25%, 08/17/45	995	944,504
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	435	431,768
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	1,040	1,036,703
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)	400	393,212
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	910	945,335
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	910	971,898
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	1,385	1,525,605
BBK BSC, 5.50%, 07/09/24(e)	400	394,972
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(e)	400	368,964
BDO Unibank Inc., 2.13%, 01/13/26(e)	400	366,880
BNG Bank NV
1.50%, 10/16/24(b)(c)	1,080	1,034,759
2.38%, 03/16/26(b)	265	253,703

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(a)(b)	$1,625	$1,462,354
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(a)(b)	1,280	1,143,872
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(a)(b)	2,375	2,053,116
2.16%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.218%)(a)(b)	505	429,432
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(a)(b)	1,925	1,794,446
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(b)	235	213,185
2.59%, 08/12/35 (Call 08/12/30), (5-year CMT + 2.050%)(a)(b)	1,965	1,515,880
2.82%, 11/19/25 (Call 11/19/24), (3-mo. LIBOR US + 1.111%)(a)(b)	2,195	2,096,971
2.82%, 01/26/41(b)(c)	445	300,500
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(a)(b)	833	695,580
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(a)(b)	1,995	1,725,416
3.13%, 01/20/33 (Call 01/20/32), (1-day SOFR + 1.561%)(a)(b)	768	643,423
3.38%, 01/09/25(b)	1,353	1,305,199
3.50%, 11/16/27(b)	385	361,519
4.25%, 10/15/24	1,433	1,405,128
4.38%, 09/28/25(b)	560	540,120
4.38%, 05/12/26(b)	1,300	1,252,706
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(a)(b)	1,398	1,294,240
4.40%, 08/14/28(b)	800	777,256
4.63%, 03/13/27(b)	405	392,797
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(a)(b)	2,025	2,033,829
5.20%, 01/10/30 (Call 01/10/29), (3-mo. LIBOR US + 2.567%)(a)(b)	1,018	1,008,360
BOS Funding Ltd.
4.00%, 09/18/24(e)	400	387,748
7.00%, 03/14/28	200	202,790
Boubyan Sukuk Ltd., 2.59%, 02/18/25(e)	1,000	957,790
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26), (5-year USD Swap + 2.896%)(a)(e)(f)	400	362,092
BPCE SA
1.00%, 01/20/26(b)	715	644,072
1.63%, 01/14/25(b)	1,008	944,506
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(a)(b)	1,815	1,645,098
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(a)(b)	815	721,365
2.28%, 01/20/32 (Call 01/20/31), (1-day SOFR + 1.312%)(a)(b)	575	448,891
2.38%, 01/14/25(b)	1,340	1,266,380
2.70%, 10/01/29(b)	681	599,552
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(a)(b)	770	598,021
3.25%, 01/11/28(b)	600	552,204
3.38%, 12/02/26	1,961	1,850,478
3.50%, 10/23/27(b)	555	513,558

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)	$505	$345,460
4.50%, 03/15/25(b)	960	930,614
4.63%, 07/11/24(b)	845	825,176
4.63%, 09/12/28(b)	441	421,856
4.75%, 07/19/27(b)	1,590	1,562,716
4.88%, 04/01/26(b)	600	582,000
5.13%, 01/18/28(b)	1,990	1,991,950
5.15%, 07/21/24(b)	1,037	1,017,484
5.75%, 07/19/33 (Call 07/19/32), (1-day SOFR + 2.865%)(a)(b)	995	988,224
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(a)(b)	1,000	1,008,220
BSF Finance, 5.50%, 11/23/27(e)	400	411,288
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26), (5-year CMT + 2.229%)(a)(e)	800	620,528
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(a)	260	234,653
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(b)	835	843,601
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	375	341,471
1.00%, 10/18/24	540	509,468
1.25%, 06/22/26 (Call 05/22/26)	1,128	1,013,519
2.25%, 01/28/25	930	888,587
3.30%, 04/07/25	111	107,386
3.45%, 04/07/27	80	76,395
3.60%, 04/07/32 (Call 03/07/32)(c)	215	198,256
3.95%, 08/04/25	460	449,678
5.00%, 04/28/28	480	481,901
5.14%, 04/28/25	480	480,360
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(a)	315	295,533
CBQ Finance Ltd.
2.00%, 09/15/25(e)	400	373,192
2.00%, 05/12/26(e)	600	550,806
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.15%)(a)(e)	1,800	1,704,060
2.85%, 01/21/32 (Call 01/21/27), (5-year CMT + 1.400%)(a)(e)	1,600	1,510,144
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(e)	1,000	928,390
1.46%, 04/22/26(e)	600	550,428
China Development Bank
3.38%, 01/24/27(e)	800	785,640
4.00%, 01/24/37(e)	400	387,676
China Everbright Bank Co. Ltd., 0.84%, 06/15/24(e)	800	766,856
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(e)	200	189,928
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(e)	1,000	921,360
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(e)	200	180,170
CIMB Bank Bhd
2.13%, 07/20/27(e)	400	366,184
5.99%, 10/09/24, (3-mo. LIBOR US + 0.780%)(a)(e)	200	199,976
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(a)	934	890,018

Security	Par (000)	Value

Banks (continued)
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(a)	$1,740	$1,562,903
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(a)	568	533,210
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)	2,050	1,840,223
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)	990	934,708
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(a)	310	253,766
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(a)	1,514	1,258,119
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(a)	2,470	2,089,324
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)	1,535	1,317,567
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)	470	339,655
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)	1,269	1,113,446
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(a)	1,556	1,326,194
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	1,480	1,382,897
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(a)	2,137	2,055,815
3.20%, 10/21/26 (Call 07/21/26)	2,267	2,154,443
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(a)	840	811,591
3.30%, 04/27/25	348	337,546
3.40%, 05/01/26	1,802	1,736,930
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	2,093	1,965,076
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	1,541	1,459,019
3.70%, 01/12/26	1,552	1,512,455
3.75%, 06/16/24	856	843,571
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(a)	1,920	1,728,902
3.88%, 03/26/25	897	871,651
3.88%, 01/24/39 (Call 01/22/38), (3-mo. SOFR + 1.430%)(a)	692	595,985
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	1,704	1,638,379
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	1,745	1,637,368
4.00%, 08/05/24	1,335	1,316,911
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	1,479	1,411,868
4.13%, 07/25/28	1,185	1,129,056
4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(a)	815	805,008
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(a)	1,236	1,074,962
4.30%, 11/20/26	768	752,909
4.40%, 06/10/25	2,234	2,194,525
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)	2,778	2,659,491
4.45%, 09/29/27	1,916	1,873,043
4.60%, 03/09/26	1,495	1,477,269

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 07/30/45	$741	$680,008
4.65%, 07/23/48 (Call 06/23/48)	2,251	2,078,281
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	985	976,194
4.75%, 05/18/46	2,450	2,149,507
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)	1,205	1,185,238
5.30%, 05/06/44	1,037	984,777
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)	1,438	1,427,287
5.50%, 09/13/25	1,887	1,893,076
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	2,325	2,352,458
5.88%, 02/22/33	651	672,815
5.88%, 01/30/42	876	934,674
6.00%, 10/31/33	855	887,003
6.13%, 08/25/36	910	941,850
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)	1,625	1,758,575
6.63%, 01/15/28	121	130,450
6.63%, 06/15/32	1,064	1,149,982
6.68%, 09/13/43	1,136	1,269,821
8.13%, 07/15/39	1,287	1,666,948
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	549	501,632
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)	270	252,126
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	530	488,066
4.12%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.395%)(a)	285	271,958
6.06%, 10/24/25 (Call 10/24/24), (1-day SOFR + 1.450%)(a)	275	266,316
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	685	552,727
2.64%, 09/30/32 (Call 07/02/32)	350	259,154
2.85%, 07/27/26 (Call 04/25/26)	465	410,423
3.25%, 04/30/30 (Call 01/30/30)	1,345	1,143,075
4.30%, 12/03/25 (Call 11/03/25)	85	80,297
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)	530	496,213
Comerica Bank
2.50%, 07/23/24	400	372,788
4.00%, 07/27/25	10	8,990
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(c)	1,060	901,392
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(e)(f)	400	389,192
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(e)(f)	400	361,104
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,495	1,346,517
1.88%, 09/15/31(b)	1,445	1,193,136
2.30%, 03/14/25(b)	980	939,546
2.55%, 03/14/27(b)	1,230	1,147,578
2.63%, 09/06/26(b)	650	612,209
2.69%, 03/11/31(b)	1,425	1,136,922
2.85%, 05/18/26(b)(c)	405	385,876
3.15%, 09/19/27(b)	545	516,382
3.31%, 03/11/41(b)	705	502,545
3.35%, 06/04/24(b)	40	39,406

Security	Par (000)	Value

Banks (continued)
3.61%, 09/12/34 (Call 09/12/29), (5-year CMT + 2.050%)(a)(b)	$2,260	$1,962,200
3.74%, 09/12/39(b)	1,660	1,287,446
3.78%, 03/14/32(b)	570	485,686
3.90%, 03/16/28(b)	685	668,779
3.90%, 07/12/47(b)	860	755,673
4.32%, 01/10/48(b)	600	463,104
4.50%, 12/09/25(b)	200	195,858
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	500	502,595
5.32%, 03/13/26	665	678,247
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(b)	273	245,812
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(b)	2,515	2,242,449
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)	593	543,941
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)	1,358	1,211,513
2.63%, 07/22/24(b)	1,221	1,181,940
3.65%, 04/06/28 (Call 04/06/27), (1-year CMT + 1.220%)(a)(b)	200	188,758
3.75%, 07/21/26	817	768,830
3.76%, 04/06/33 (Call 04/06/32), (1-year CMT + 1.420%)(a)(b)	630	564,045
4.38%, 08/04/25	695	675,985
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(a)(b)	395	385,473
5.25%, 05/24/41	1,236	1,316,649
5.25%, 08/04/45	1,156	1,093,981
5.56%, 02/28/29 (Call 02/28/28), (1-year CMT + 1.400%)(a)(b)	1,250	1,267,350
5.75%, 12/01/43	790	806,543
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	820	773,711
3.38%, 05/21/25	659	637,246
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(e)	400	374,568
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(a)(b)	1,025	918,359
2.02%, 01/11/27(b)	500	453,775
2.81%, 01/11/41(b)	40	27,191
3.25%, 01/14/30(b)	723	618,006
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(a)(b)	1,290	1,178,028
4.38%, 03/17/25(b)	835	812,012
5.30%, 07/12/28(b)	1,940	1,985,590
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	1,475	1,366,248
2.38%, 01/22/25(b)	250	237,900
3.25%, 10/04/24(b)	2,044	1,981,127
4.13%, 01/10/27(b)	455	439,899
Credit Suisse AG, 7.95%, 01/09/25	600	613,590
Credit Suisse AG/New York NY
1.25%, 08/07/26	1,430	1,219,747
2.95%, 04/09/25	1,690	1,572,782
3.63%, 09/09/24	1,693	1,612,413
3.70%, 02/21/25	815	771,854

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 07/09/27	$960	$925,373
7.50%, 02/15/28	555	592,302
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(a)(b)	2,445	2,084,534
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(a)(b)	2,374	2,135,983
2.59%, 09/11/25 (Call 09/11/24), (1-day SOFR + 1.560%)(a)(b)	1,550	1,444,631
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(a)(b)	1,110	894,394
3.75%, 03/26/25	2,587	2,409,092
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(a)(b)	1,282	1,145,159
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(a)(b)	1,795	1,590,980
4.28%, 01/09/28 (Call 01/09/27)(b)	1,125	1,019,272
4.55%, 04/17/26	1,963	1,830,890
4.88%, 05/15/45	1,707	1,452,111
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(a)(b)	1,150	1,121,744
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(a)(b)	1,455	1,443,505
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(a)(b)	2,000	2,034,600
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(a)(b)	1,440	1,705,781
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26), (5-year CMT + 1.950%)(a)(e)	250	218,688
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24), (1-year CMT + 0.550%)(a)(b)	1,265	1,179,182
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(a)(b)	410	358,533
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(a)(b)	1,117	1,003,167
3.24%, 12/20/25 (Call 12/20/24), (3-mo. LIBOR US + 1.591%)(a)(b)	1,256	1,198,350
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(b)	980	929,912
4.38%, 06/12/28(b)	470	443,548
6.46%, 01/09/26 (Call 01/09/25), (1-year CMT + 2.100%)(a)(b)	1,000	1,003,410
DBS Group Holdings Ltd.
1.17%, 11/22/24(b)	205	194,631
1.19%, 03/15/27(b)	35	31,283
1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(e)	600	543,234
3.30%, (Call 02/27/25), (5-year CMT + 1.915%)(a)(e)(f)	400	376,668
Deutsche Bank AG
4.10%, 01/13/26(c)	835	786,979
4.50%, 04/01/25	2,575	2,414,449
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)	390	385,671
7.08%, 02/10/34 (Call 02/10/33), (1-day SOFR + 3.650%)(a)	450	419,306
Deutsche Bank AG/London, 3.70%, 05/30/24	631	611,937
Deutsche Bank AG/New York NY
0.90%, 05/28/24	320	301,990

Security	Par (000)	Value

Banks (continued)
1.45%, 04/01/25 (Call 04/01/24), (1-day SOFR + 1.131%)(a)	$657	$619,367
1.69%, 03/19/26	1,045	939,789
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	1,289	1,144,116
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	1,130	976,591
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	1,365	1,188,587
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)	313	250,403
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)	1,560	1,306,750
3.70%, 05/30/24	720	698,170
3.73%, 01/14/32 (Call 01/14/31), (1-day SOFR + 2.757%)(a)	720	542,297
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)	1,045	765,546
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(a)	1,875	1,789,444
4.10%, 01/13/26	797	745,330
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	799	664,608
5.37%, 09/09/27	610	605,309
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)	295	261,181
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	490	498,320
Development Bank of Kazakhstan JSC, 5.75%, 05/12/25(e)	200	201,474
Development Bank of the Philippines, 2.38%, 03/11/31(e)	200	163,226
Dexia Credit Local SA
1.13%, 04/09/26(b)	409	374,619
1.63%, 10/16/24(b)	725	694,695
DIB Sukuk Ltd.
1.96%, 06/22/26(e)	800	732,032
2.95%, 02/20/25(e)	600	578,424
2.95%, 01/16/26(e)	1,200	1,138,836
4.80%, 08/16/28	600	604,260
5.49%, 11/30/27(e)	1,200	1,241,076
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(e)(f)	800	801,080
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(e)(f)	800	754,760
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(e)(f)	200	181,218
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,680	1,596,958
2.70%, 02/06/30 (Call 11/06/29)	100	81,948
3.45%, 07/27/26 (Call 04/27/26)	270	250,460
4.25%, 03/13/26	220	210,588
4.65%, 09/13/28 (Call 06/13/28)	994	946,556
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(a)(b)	1,665	1,486,246
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(a)(b)	1,490	1,502,263
Doha Finance Ltd., 2.38%, 03/31/26(e)	400	370,696
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	780	826,909
Dukhan Tier 1 Sukuk Ltd., 3.95%, (Call 07/14/26), (5-year CMT + 3.081%)(a)(e)(f)	200	185,056

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)

EI Sukuk Co. Ltd.
1.83%, 09/23/25(e)	$600	$557,412
2.08%, 11/02/26(e)	200	182,262
Emirates Development Bank PJSC, 1.64%, 06/15/26(e)	800	724,408
Emirates NBD Bank PJSC
1.64%, 01/13/26(e)	1,000	918,650
2.63%, 02/18/25(e)	300	286,632
4.25%, (Call 02/27/27)(a)(e)(f)	400	355,624
6.13%, (Call 03/20/25)(a)(e)(f)	600	594,108
6.13%, (Call 07/09/26)(a)(e)(f)	600	592,956
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(e)	600	549,708
2.50%, 01/21/25(e)	400	383,600
4.58%, 01/17/28(e)	400	402,124
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	1,425	1,357,626
2.05%, 02/10/25(b)	1,006	951,837
4.40%, 08/23/25(b)	500	488,200
4.55%, 08/23/27(b)	480	471,768
5.28%, 01/23/26 (Call 01/23/25), (1-day SOFR + 1.094%)(a)(b)	1,115	1,112,692
5.70%, 03/14/28(b)	345	353,339
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)	835	727,978
2.38%, 01/28/25 (Call 12/29/24)	956	906,106
2.55%, 05/05/27 (Call 04/05/27)	827	735,865
3.95%, 03/14/28 (Call 02/14/28)	488	455,080
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)	380	358,598
4.34%, 04/25/33 (Call 04/05/32), (1-day SOFR + 1.660%)(a)(c)	375	340,219
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(a)	400	381,124
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	650	668,194
8.25%, 03/01/38	805	926,780
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	650	582,114
3.85%, 03/15/26 (Call 02/15/26)	983	923,332
3.95%, 07/28/25 (Call 06/28/25)	595	573,378
5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(a)	495	492,144
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(e)	600	594,762
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(e)(f)	400	377,928
5.13%, 10/13/27(e)	800	822,992
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	335	316,870
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	640	599,232
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)(c)	590	93,102
4.63%, 02/13/47 (Call 08/13/46)(c)	390	61,082
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3-mo. SOFR + 1.715%)(a)	313	292,727
6.13%, 03/09/28	405	404,113
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	465	376,478
7.63%, 05/01/26 (Call 05/01/23)(b)	480	410,453

Security	Par (000)	Value

Banks (continued)
8.13%, 11/15/24 (Call 05/30/23)(b)	$413	$398,727
8.25%, 04/15/25 (Call 05/30/23)(b)	395	367,445
Goldman Sachs Capital I, 6.35%, 02/15/34	1,364	1,411,072
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(a)	523	480,124
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	1,570	1,405,385
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(a)	1,718	1,545,908
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	1,899	1,682,723
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	2,990	2,679,459
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(a)	1,932	1,548,131
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)	2,358	1,925,991
2.60%, 02/07/30 (Call 11/07/29)	703	608,193
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)	2,182	1,821,992
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	2,440	2,234,308
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(a)	1,885	1,566,623
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)	890	639,554
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)	2,118	1,823,492
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)	1,443	1,085,756
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.201%)(a)	1,667	1,612,739
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)	1,455	1,123,711
3.50%, 01/23/25 (Call 10/23/24)	1,118	1,085,980
3.50%, 04/01/25 (Call 03/01/25)	2,355	2,287,977
3.50%, 11/16/26 (Call 11/16/25)	1,944	1,856,267
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(a)	785	747,194
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(a)	1,753	1,668,751
3.75%, 05/22/25 (Call 02/22/25)	1,954	1,903,802
3.75%, 02/25/26 (Call 11/25/25)	1,371	1,336,451
3.80%, 03/15/30 (Call 12/15/29)	1,456	1,368,524
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.158%)(a)	1,765	1,662,595
3.85%, 07/08/24 (Call 04/08/24)	1,076	1,058,773
3.85%, 01/26/27 (Call 01/26/26)	1,959	1,896,763
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.373%)(a)	2,502	2,172,937
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.301%)(a)	2,197	2,110,284
4.25%, 10/21/25	1,325	1,301,084
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(a)	720	706,781
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(a)	1,417	1,272,310
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	1,655	1,624,879

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 10/21/45 (Call 04/21/45)	$1,233	$1,140,661
4.80%, 07/08/44 (Call 01/08/44)	1,671	1,557,004
5.15%, 05/22/45	2,068	1,955,108
5.70%, 11/01/24	875	882,866
5.95%, 01/15/27	686	707,602
6.13%, 02/15/33	1,308	1,419,729
6.25%, 02/01/41	2,125	2,344,980
6.45%, 05/01/36	933	1,002,471
6.75%, 10/01/37	4,145	4,543,956
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(e)	800	609,536
Gulf International Bank BSC, 2.38%, 09/23/25(e)	400	370,080
Hana Bank
1.25%, 12/16/26(e)	400	353,076
3.25%, 03/30/27(e)	600	573,762
4.25%, 10/14/24(e)	200	196,468
HDFC Bank Ltd./Gift City, 5.69%, 03/02/26(e)	600	608,682
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	645	639,214
5.88%, 11/01/34	180	181,062
7.00%, 01/15/39	315	349,568
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1-day SOFR + 0.708%)(a)	495	468,364
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	1,780	1,585,820
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(a)	1,680	1,553,244
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(a)	1,294	1,126,220
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	995	926,454
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	695	591,306
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	1,840	1,646,266
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(a)	720	584,395
2.63%, 11/07/25 (Call 11/07/24), (1-day SOFR + 1.401%)(a)	1,790	1,706,407
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)	1,870	1,530,352
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)	699	588,432
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)	1,483	1,212,738
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)	520	495,518
3.90%, 05/25/26	1,215	1,174,225
3.97%, 05/22/30 (Call 05/22/29), (3-mo. LIBOR US + 1.610%)(a)	2,203	2,027,421
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(a)	995	947,628
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(a)	545	533,146
4.25%, 08/18/25	635	618,369
4.29%, 09/12/26 (Call 09/15/25), (3-mo. LIBOR US + 1.348%)(a)	1,123	1,089,624
4.30%, 03/08/26	1,645	1,616,722
4.38%, 11/23/26	1,225	1,186,866

Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28), (3-mo. LIBOR US + 1.535%)(a)	$1,709	$1,640,503
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	1,125	1,099,114
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(a)	1,120	1,032,830
4.95%, 03/31/30	1,330	1,310,462
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)	850	846,056
5.25%, 03/14/44	915	834,773
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)	1,360	1,345,829
6.10%, 01/14/42	980	1,047,747
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	1,735	1,784,413
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)	2,630	2,743,379
6.33%, 03/09/44 (Call 03/09/43)	1,850	1,949,030
6.50%, 05/02/36	1,631	1,679,204
6.50%, 09/15/37	2,460	2,501,513
6.80%, 06/01/38	1,569	1,645,581
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	1,775	1,862,667
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	1,600	1,721,968
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)	1,620	1,829,968
HSBC USA Inc.
3.50%, 06/23/24	960	938,621
3.75%, 05/24/24	1,080	1,061,111
5.63%, 03/17/25	200	201,636
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	967	689,606
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	470	446,556
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)	600	559,824
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	624	508,279
2.63%, 08/06/24 (Call 07/06/24)	1,276	1,218,950
4.00%, 05/15/25 (Call 04/15/25)	565	539,891
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24), (1-day SOFR + 1.205%)(a)	15	14,458
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	340	324,251
5.65%, 01/10/30 (Call 11/10/29)	85	84,345
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(a)	500	488,195
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(c)(e)	900	854,433
4.00%, 03/18/26(e)	200	193,814
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(e)(f)	4,200	3,943,422
4.50%, 01/19/26	400	400,500
4.88%, 09/21/25(e)	600	596,418
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(e)	400	371,028

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.63%, 10/28/26(e)	$1,800	$1,634,004
2.95%, 06/01/25(e)	200	193,424
5.72%, 09/16/24, (3-mo. LIBOR US + 0.780%)(a)(e)	600	600,486
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 10/28/24(e)	2,000	1,894,400
1.20%, 09/09/25(e)	800	739,312
Industrial & Commercial Bank of China Macau Ltd.,
2.88%, 09/12/29 (Call 09/12/24), (5-year CMT + 1.650%)(a)(e)	3,000	2,905,740
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(e)	900	863,487
3.25%, 05/18/25(e)	600	584,514
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(b)	765	701,826
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	450	405,648
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)	733	611,161
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(a)	5	4,849
3.95%, 03/29/27	1,103	1,059,420
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(a)	245	234,164
4.05%, 04/09/29	648	619,106
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)	231	214,363
4.55%, 10/02/28	788	770,806
4.63%, 01/06/26(b)	1,565	1,543,810
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(e)	750	708,233
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,020	931,352
3.88%, 01/12/28(b)(c)	460	417,146
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)	741	559,433
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(b)	540	362,869
5.02%, 06/26/24(b)	1,350	1,316,601
5.71%, 01/15/26(b)	1,290	1,253,880
7.00%, 11/21/25(b)	200	204,268
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(a)(b)	305	327,469
Series XR, 3.25%, 09/23/24(b)	1,080	1,040,548
Series XR, 4.00%, 09/23/29(b)	760	671,050
Series XR, 4.70%, 09/23/49(b)	720	534,924
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(e)	400	387,172
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(a)	1,065	1,001,835
0.82%, 06/01/25 (Call 06/01/24), (1-day SOFR + 0.540%)(a)	1,475	1,401,501
0.97%, 06/23/25 (Call 06/23/24), (3-mo. SOFR + 0.580%)(a)	1,240	1,176,165
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)	1,431	1,284,237
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)	1,964	1,774,317
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	1,015	904,741

Security	Par (000)	Value

Banks (continued)
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(a)	$1,065	$1,000,003
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)	2,120	1,920,974
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)	1,135	908,113
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)	2,100	1,693,230
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(a)	1,562	1,473,372
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(a)	1,540	1,341,540
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(a)	2,159	2,033,864
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)	1,030	926,464
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(a)	1,374	1,313,255
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(a)	1,689	1,448,976
2.53%, 11/19/41 (Call 11/19/40), (1-day SOFR + 1.510%)(a)	1,615	1,130,742
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(a)	2,510	2,089,726
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)	1,875	1,575,825
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(a)	1,000	954,010
2.74%, 10/15/30 (Call 10/15/29), (1-day SOFR + 1.510%)(a)	2,897	2,539,858
2.95%, 10/01/26 (Call 07/01/26)	2,204	2,091,706
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)	985	916,464
2.96%, 05/13/31 (Call 05/13/30), (1-day SOFR + 2.515%)(a)	2,000	1,731,700
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)	1,835	1,570,668
3.11%, 04/22/41 (Call 04/22/40), (1-day SOFR + 2.460%)(a)	1,930	1,475,041
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)	1,677	1,198,384
3.13%, 01/23/25 (Call 10/23/24)	1,579	1,537,267
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(a)	1,540	1,184,553
3.20%, 06/15/26 (Call 03/15/26)	1,634	1,579,114
3.30%, 04/01/26 (Call 01/01/26)	1,367	1,324,281
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)	1,821	1,355,170
3.51%, 01/23/29 (Call 01/23/28), (3-mo. LIBOR US + 0.945%)(a)	2,457	2,312,012
3.54%, 05/01/28 (Call 05/01/27), (3-mo. LIBOR US + 1.380%)(a)	1,926	1,828,005
3.63%, 05/13/24	553	545,540
3.63%, 12/01/27 (Call 12/01/26)	1,485	1,416,304
3.70%, 05/06/30 (Call 05/06/29), (3-mo. LIBOR US + 1.160%)(a)	1,673	1,561,277
3.78%, 02/01/28 (Call 02/01/27), (3-mo. LIBOR US + 1.337%)(a)	2,129	2,044,543
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(a)	1,380	1,354,732

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 09/10/24	$2,742	$2,695,002
3.88%, 07/24/38 (Call 07/24/37), (3-mo. LIBOR US + 1.360%)(a)	1,420	1,249,714
3.90%, 07/15/25 (Call 04/15/25)	2,034	2,004,507
3.90%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.220%)(a)	1,823	1,488,261
3.96%, 01/29/27 (Call 01/29/26), (3-mo. LIBOR US + 1.245%)(a)	1,374	1,336,641
3.96%, 11/15/48 (Call 11/15/47), (3-mo. LIBOR US + 1.380%)(a)	2,479	2,086,897
4.01%, 04/23/29 (Call 04/23/28), (3-mo. LIBOR US + 1.120%)(a)	1,462	1,400,026
4.03%, 07/24/48 (Call 07/24/47), (3-mo. LIBOR US + 1.460%)(a)	1,297	1,098,935
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(a)	2,370	2,326,842
4.13%, 12/15/26	1,042	1,024,130
4.20%, 07/23/29 (Call 07/23/28), (3-mo. LIBOR US + 1.260%)(a)	1,560	1,509,128
4.25%, 10/01/27	2,063	2,032,261
4.26%, 02/22/48 (Call 02/22/47), (3-mo. LIBOR US + 1.580%)(a)	1,583	1,387,737
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(a)	2,170	2,128,748
4.45%, 12/05/29 (Call 12/05/28), (3-mo. LIBOR US + 1.330%)(a)	1,998	1,945,233
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)	1,676	1,631,670
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(a)	1,850	1,803,768
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(a)	655	636,228
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(a)	2,150	2,156,622
4.85%, 02/01/44	803	771,410
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)	1,980	1,971,526
4.95%, 06/01/45	1,515	1,443,159
5.40%, 01/06/42	1,305	1,341,292
5.50%, 10/15/40	1,332	1,382,882
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(a)	3,095	3,108,370
5.60%, 07/15/41	1,418	1,482,718
5.63%, 08/16/43	1,442	1,503,819
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)	2,885	2,967,828
6.40%, 05/15/38	2,139	2,432,321
7.63%, 10/15/26	1,235	1,343,865
8.00%, 04/29/27	2,108	2,377,803
8.75%, 09/01/30	65	78,883
Kasikornbank PCL, 5.46%, 03/07/28	600	615,702
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(e)	600	538,200
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(a)(b)	1,080	1,094,882
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	375	348,424
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	235,673
3.40%, 05/20/26	630	572,897
3.90%, 04/13/29 (Call 03/13/29)	544	464,581

Security	Par (000)	Value

Banks (continued)
4.15%, 08/08/25	$485	$464,582
4.90%, 08/08/32	325	288,841
5.85%, 11/15/27 (Call 10/16/27)	510	508,807
KeyCorp
2.25%, 04/06/27	658	573,394
2.55%, 10/01/29	830	676,018
3.88%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.250%)(a)	260	251,186
4.10%, 04/30/28	770	711,896
4.15%, 10/29/25	608	580,610
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)	850	772,625
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	331	320,924
Kookmin Bank
1.38%, 05/06/26(e)	400	361,652
1.75%, 05/04/25(c)(e)	400	376,388
2.13%, 02/15/25(e)	200	190,678
2.38%, 02/15/27(e)	200	186,160
2.50%, 11/04/30(e)	400	330,632
4.35%, (Call 07/02/24), (5-year CMT + 2.639%)(a)(e)(f)	400	386,060
4.50%, 02/01/29(e)	400	383,504
Korea Development Bank (The)
0.75%, 01/25/25	800	748,776
0.80%, 07/19/26	1,000	885,960
1.00%, 09/09/26	600	532,524
1.63%, 01/19/31	900	740,169
2.00%, 02/24/25	600	572,862
2.00%, 09/12/26(c)	200	183,864
2.00%, 10/25/31	200	166,564
2.13%, 10/01/24	465	448,948
3.00%, 01/13/26	1,000	959,500
3.38%, 09/16/25	600	583,200
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(i)	1,145	707,163
0.00%, 06/29/37(i)	905	533,335
0.38%, 07/18/25	4,525	4,184,222
0.50%, 09/20/24	2,293	2,172,755
0.63%, 01/22/26	2,675	2,453,884
0.75%, 09/30/30	2,170	1,780,876
1.00%, 10/01/26	2,040	1,862,438
1.25%, 01/31/25	925	878,519
1.38%, 08/05/24	1,768	1,700,975
1.75%, 09/14/29	1,299	1,166,554
2.00%, 05/02/25	2,647	2,538,129
2.50%, 11/20/24	4,639	4,510,592
2.88%, 04/03/28	2,646	2,557,068
3.13%, 06/10/25	2,000	1,959,380
3.38%, 08/23/24	560	551,998
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(e)	50	45,729
1.38%, 10/12/28	20	17,635
2.00%, 07/23/24(e)	90	87,196
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	713	654,955
0.88%, 09/03/30	1,556	1,282,097
1.75%, 07/27/26	414	388,067
1.75%, 01/14/27(e)	380	353,746
2.00%, 01/13/25	2,905	2,796,643

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.38%, 06/10/25	$829	$799,023
Series 37, 2.50%, 11/15/27	1,323	1,258,160
Series 40, 0.50%, 05/27/25	1,490	1,382,452
Lloyds Bank PLC, 3.50%, 05/14/25	160	153,675
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	395	353,067
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(a)	1,425	1,346,411
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)	205	138,947
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(a)	1,000	962,680
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	1,389	1,289,423
3.75%, 01/11/27	1,078	1,026,310
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	1,080	1,016,528
3.87%, 07/09/25 (Call 07/09/24), (1-year CMT + 3.500%)(a)	1,716	1,676,052
4.34%, 01/09/48	1,177	918,790
4.38%, 03/22/28	1,438	1,389,841
4.45%, 05/08/25	1,190	1,168,747
4.50%, 11/04/24	1,612	1,575,166
4.55%, 08/16/28	753	727,518
4.58%, 12/10/25	1,225	1,180,385
4.65%, 03/24/26	2,050	1,974,252
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(a)	555	547,552
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)	820	795,638
5.30%, 12/01/45	290	261,899
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	620	634,124
7.95%, 11/15/33 (Call 11/15/32), (1-year CMT + 3.750%)(a)	800	892,696
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)	255	248,202
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	560	530,790
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(a)	675	633,656
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28 (Call 04/17/25)	365	364,912
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	223	213,583
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(a)(b)	1,557	1,198,376
3.23%, 03/21/25(b)	300	291,177
3.62%, 06/03/30(b)	975	835,214
3.90%, 01/15/26(b)	604	591,920
4.00%, 07/29/25(b)	25	24,521
4.88%, 06/10/25(b)	228	224,286
6.79%, 01/18/33(b)	400	406,928
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (1-day SOFR + 0.694%)(a)(b)	658	617,494
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(a)(b)	1,935	1,738,230

Security	Par (000)	Value

Banks (continued)
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)	$1,460	$1,279,515
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(a)(b)	585	512,249
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(a)(b)	660	533,999
2.87%, 01/14/33 (Call 01/14/32), (3-mo. SOFR + 1.532%)(a)(b)	945	770,128
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(a)(b)	940	882,068
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(a)(b)	575	549,470
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(a)(b)	425	390,630
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)	843	820,020
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(a)(b)	1,078	1,068,460
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)	490	489,250
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(a)(b)	485	490,485
Malayan Banking Bhd, 5.67%, 08/16/24, (3-mo. LIBOR US + 0.800%)(a)(e)	400	399,852
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	370	348,910
3.40%, 08/17/27	260	231,803
4.65%, 01/27/26 (Call 12/27/25)	520	502,185
4.70%, 01/27/28 (Call 12/28/27)	505	479,114
5.40%, 11/21/25 (Call 10/21/25)	375	365,558
MAR Sukuk Ltd., 2.21%, 09/02/25(e)	800	752,352
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27), (5-year CMT + 3.997%)(a)(e)	400	416,728
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(e)	400	365,708
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(a)	453	428,117
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(a)	270	252,253
1.41%, 07/17/25	1,007	926,118
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(a)	955	850,466
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	350	310,860
2.05%, 07/17/30	1,036	850,577
2.19%, 02/25/25	901	852,679
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	1,280	1,032,512
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	990	897,475
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(a)	600	489,072
2.56%, 02/25/30	671	574,899
2.76%, 09/13/26	562	522,941
2.80%, 07/18/24	1,495	1,447,399
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(a)	240	200,266
3.20%, 07/18/29	1,688	1,518,491
3.29%, 07/25/27	465	437,253
3.68%, 02/22/27	340	334,652

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.74%, 03/07/29	$1,176	$1,106,922
3.75%, 07/18/39	1,490	1,280,387
3.78%, 03/02/25	540	528,952
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(a)	400	387,604
3.85%, 03/01/26	1,729	1,675,263
3.96%, 03/02/28	825	793,386
4.05%, 09/11/28	743	725,049
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)	405	390,432
4.15%, 03/07/39	760	683,012
4.29%, 07/26/38	759	698,697
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(a)	475	443,707
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(a)	850	842,580
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(a)	800	797,584
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(a)	1,215	1,208,524
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)	1,475	1,475,590
5.24%, 04/19/29 (Call 04/19/28)	505	508,333
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(a)	690	697,376
5.41%, 04/19/34 (Call 04/19/33)	260	262,569
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	1,340	1,360,167
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)	500	506,925
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)	485	492,391
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)	695	705,557
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)	875	877,940
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	1,150	1,155,623
Mizuho Bank Ltd.
3.20%, 03/26/25(b)	75	72,417
3.60%, 09/25/24(b)	350	341,929
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(a)	1,280	1,132,262
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	1,035	919,763
1.98%, 09/08/31 (Call 09/08/30), (1-day SOFR + 1.532%)(a)	183	146,025
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	380	301,864
2.20%, 07/10/31 (Call 07/10/30), (1-day SOFR + 1.772%)(a)	945	770,988
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)	505	402,137
2.56%, 09/13/25 (Call 09/13/24), (1-day SOFR + 1.362%)(a)	735	704,718
2.56%, 09/13/31	825	657,789
2.59%, 05/25/31 (Call 05/25/30), (3-mo. LIBOR US + 1.070%)(a)	300	251,577

Security	Par (000)	Value

Banks (continued)
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	$455	$429,356
2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(a)	788	761,689
2.84%, 09/13/26	433	402,755
2.87%, 09/13/30 (Call 09/13/29), (1-day SOFR + 1.572%)(a)	545	474,553
3.15%, 07/16/30 (Call 07/16/29), (3-mo. LIBOR US + 1.130%)(a)	659	584,645
3.17%, 09/11/27	735	686,586
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(a)	450	404,987
3.48%, 04/12/26(b)	765	735,525
3.66%, 02/28/27	640	611,706
4.02%, 03/05/28	870	831,503
4.25%, 09/11/29 (Call 09/11/28), (3-mo. LIBOR US + 1.270%)(a)	615	588,137
4.35%, 10/20/25(b)	930	894,985
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)	300	303,039
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	815	830,249
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)	695	712,841
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)	925	947,255
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)	625	641,675
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(a)	1,070	1,013,033
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	2,384	2,133,442
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(a)	2,173	2,034,210
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	1,765	1,569,756
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(a)	2,400	2,159,544
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	2,103	1,659,288
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	3,650	2,899,085
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	2,605	2,453,571
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	720	581,760
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	1,460	1,333,345
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	2,418	1,856,105
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	1,538	1,264,990
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(a)	2,215	2,111,116
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	1,991	1,720,324
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(a)	699	674,661

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 01/25/52 (Call 07/25/51), (1-day SOFR + 1.430%)(a)	$1,894	$1,264,586
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	1,703	1,443,889
3.13%, 07/27/26	1,751	1,665,499
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)	1,560	1,209,640
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(a)	1,941	1,836,011
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	2,229	2,039,513
3.63%, 01/20/27	1,897	1,827,722
3.70%, 10/23/24	3,541	3,472,765
3.77%, 01/24/29 (Call 01/24/28), (3-mo. LIBOR US + 1.140%)(a)	1,955	1,851,424
3.88%, 01/27/26	2,036	1,989,762
3.95%, 04/23/27	1,132	1,088,463
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(a)	2,369	2,089,126
4.00%, 07/23/25	1,844	1,817,797
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	945	916,177
4.30%, 01/27/45	1,910	1,712,468
4.35%, 09/08/26	2,552	2,497,719
4.38%, 01/22/47	1,974	1,775,159
4.43%, 01/23/30 (Call 01/23/29), (3-mo. LIBOR US + 1.628%)(a)	1,696	1,637,692
4.46%, 04/22/39 (Call 04/22/38), (3-mo. LIBOR US + 0.408%)(a)	1,221	1,121,330
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	775	768,467
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	1,265	1,243,141
5.00%, 11/24/25	873	874,781
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	1,050	1,052,289
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	940	944,258
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	2,910	2,930,515
5.25%, 04/21/34 (Call 04/21/33)	2,125	2,147,397
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	1,145	1,100,379
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(a)	1,725	1,834,348
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(a)	985	988,832
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(a)	220	226,270
6.25%, 08/09/26	1,610	1,672,339
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(a)	1,100	1,155,792
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	2,335	2,543,025
6.38%, 07/24/42	1,447	1,635,313
7.25%, 04/01/32	1,418	1,671,893
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(a)	1,060	986,828
Morgan Stanley Bank NA, 4.75%, 04/21/26 (Call 03/21/26)	1,180	1,186,337

Security	Par (000)	Value

Banks (continued)
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24), (5-year CMT + 2.18%)(a)(e)	$500	$480,075
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,300	1,229,982
1.89%, 01/12/27(b)	745	679,887
2.33%, 08/21/30(b)	2,150	1,702,907
2.65%, 01/14/41(b)	210	136,481
2.99%, 05/21/31(b)	285	231,822
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.700%)(a)(b)	560	455,342
3.50%, 01/10/27(b)	543	525,043
3.91%, 06/09/27	150	146,600
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(a)(b)	2,958	2,618,303
4.94%, 01/12/28	540	550,368
4.97%, 01/12/26	593	600,264
6.43%, 01/12/33(b)	460	476,031
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,745	1,644,174
3.38%, 01/14/26	570	553,122
5.13%, 11/22/24	250	251,440
National Bank of Canada
0.75%, 08/06/24	518	488,733
3.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.009%)(a)	270	264,708
National Securities Clearing Corp.
1.50%, 04/23/25 (Call 03/23/25)(b)	1,210	1,128,385
5.05%, 11/21/24(b)	1,720	1,723,199
5.10%, 11/21/27 (Call 10/21/27)(b)	1,265	1,282,267
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	895	796,631
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)	985	770,644
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(a)	809	741,004
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(a)	1,275	1,203,868
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)	1,580	1,501,822
4.80%, 04/05/26	1,946	1,939,189
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(a)	1,125	1,094,861
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)	849	838,039
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(a)	410	411,300
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(a)	530	536,185
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)	530	549,833
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	805	840,935
NatWest Markets PLC
0.80%, 08/12/24(b)	993	936,965
1.60%, 09/29/26(b)	765	679,565
3.48%, 03/22/25(b)	100	96,393
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(e)	800	717,864
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(e)(f)	600	551,358

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(e)(f)	$400	$345,316
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25), (5-year CMT + 2.108%)(a)(e)	200	181,494
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(e)(f)	800	734,000
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,536	1,470,628
2.38%, 03/24/26(b)	1,010	966,388
NongHyup Bank
0.88%, 07/28/24(e)	200	190,494
1.25%, 07/20/25(e)	600	554,448
1.25%, 07/28/26(e)	200	178,594
4.00%, 01/06/26(e)	200	195,944
4.25%, 07/06/27(e)	200	198,008
Nordea Bank Abp
0.63%, 05/24/24(b)	335	318,280
0.75%, 08/28/25(b)	1,054	952,953
1.50%, 09/30/26(b)	435	386,324
3.60%, 06/06/25(b)	1,355	1,313,713
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(a)(b)	1,368	1,270,790
4.75%, 09/22/25(b)	1,845	1,832,196
5.38%, 09/22/27(b)	1,590	1,607,919
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,195	1,063,407
2.08%, 09/22/31(b)	1,045	856,378
4.87%, 09/14/27(b)	995	1,000,084
5.07%, 09/14/32(b)(c)	855	871,433
Series 144A, 5.43%, 03/09/28(b)	920	947,471
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	820	693,171
3.15%, 05/03/29 (Call 02/03/29)	764	719,887
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	1,424	1,289,603
3.65%, 08/03/28 (Call 05/03/28)	721	704,244
3.95%, 10/30/25	795	776,190
4.00%, 05/10/27 (Call 04/10/27)	795	780,626
6.13%, 11/02/32 (Call 08/02/32)	640	683,789
NRW Bank
0.38%, 02/10/25(e)	1,600	1,493,152
0.63%, 05/19/25(e)	350	325,161
0.75%, 10/25/24(e)	545	515,930
0.88%, 03/09/26(e)	945	865,894
1.88%, 07/31/24(e)	2,594	2,508,139
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	505	464,004
0.50%, 09/16/24	285	270,075
0.50%, 02/02/26	835	760,551
1.50%, 02/12/25	1,404	1,337,577
2.88%, 05/23/25	60	58,420
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)	3,360	3,087,370
4.25%, 06/19/24(b)	608	602,504
4.60%, 06/15/32 (Call 06/15/27), (5-year CMT + 1.575%)(a)(e)	600	588,288
Philippine National Bank, 3.28%, 09/27/24(e)	600	582,618
PNC Bank NA
2.70%, 10/22/29	703	605,698
2.95%, 02/23/25 (Call 01/23/25)	960	921,091

Security	Par (000)	Value

Banks (continued)
3.10%, 10/25/27 (Call 09/25/27)	$685	$642,414
3.25%, 06/01/25 (Call 05/02/25)	405	388,994
3.25%, 01/22/28 (Call 12/23/27)	536	498,662
3.30%, 10/30/24 (Call 09/30/24)	375	360,964
3.88%, 04/10/25 (Call 03/10/25)	176	170,502
4.05%, 07/26/28	615	586,808
4.20%, 11/01/25 (Call 10/01/25)	585	566,900
2.50%, 08/27/24 (Call 07/27/24)	916	881,687
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	880	780,736
2.20%, 11/01/24 (Call 10/02/24)	620	592,038
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)	700	575,036
2.55%, 01/22/30 (Call 10/24/29)	1,488	1,275,871
2.60%, 07/23/26 (Call 05/24/26)	1,025	959,113
3.15%, 05/19/27 (Call 04/19/27)	1,144	1,074,696
3.45%, 04/23/29 (Call 01/23/29)	1,070	989,803
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	100	92,867
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	1,670	1,652,465
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)	2,090	2,057,856
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)	675	679,158
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	750	791,738
QIB Sukuk Ltd.
1.95%, 10/27/25(e)	1,000	928,690
6.18%, 02/07/25, (3-mo. LIBOR US + 1.350%)(a)(e)	400	401,616
QNB Finance Ltd.
1.13%, 06/17/24(e)	600	571,050
1.38%, 01/26/26(e)	800	728,840
1.63%, 09/22/25(e)	600	556,230
2.63%, 05/12/25(e)	1,200	1,145,520
2.75%, 02/12/27(e)	400	372,644
QNB Finansbank AS, 6.88%, 09/07/24(e)	400	400,124
RBH Bank, 1.66%, 06/29/26(e)	600	544,332
Regions Bank/Birmingham AL, 6.45%, 06/26/37	400	403,664
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	665	552,682
2.25%, 05/18/25 (Call 04/18/25)	910	848,038
7.38%, 12/10/37	430	473,503
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25), (5-year CMT + 1.791%)(a)(e)	1,000	951,370
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(e)(f)	600	550,500
Rizal Commercial Banking Corp., 3.00%, 09/11/24(e)	200	191,494
Royal Bank of Canada
0.65%, 07/29/24	1,215	1,150,423
0.75%, 10/07/24	1,015	953,897
0.88%, 01/20/26	1,010	915,595
1.15%, 06/10/25	1,189	1,103,582
1.15%, 07/14/26	383	344,696
1.20%, 04/27/26	1,470	1,330,482
1.40%, 11/02/26	515	460,678
1.60%, 01/21/25	540	511,078
2.05%, 01/21/27	215	195,659
2.25%, 11/01/24	1,800	1,726,326
2.30%, 11/03/31	693	573,298

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 07/16/24	$1,145	$1,111,772
3.38%, 04/14/25	440	427,838
3.63%, 05/04/27	1,000	963,290
3.88%, 05/04/32	268	250,218
3.97%, 07/26/24	515	508,254
4.24%, 08/03/27	640	626,598
4.65%, 01/27/26	1,063	1,052,976
4.88%, 01/12/26	850	853,120
4.90%, 01/12/28	850	855,347
4.95%, 04/25/25	700	700,490
5.00%, 02/01/33	950	953,021
5.00%, 05/02/33	700	699,769
5.66%, 10/25/24	400	403,396
6.00%, 11/01/27	505	530,841
Samba Funding Ltd.
2.75%, 10/02/24(e)	400	386,112
2.90%, 01/29/27(e)	600	564,618
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	685	601,033
3.24%, 10/05/26 (Call 08/05/26)	1,081	992,769
3.45%, 06/02/25 (Call 05/02/25)	1,400	1,331,750
3.50%, 06/07/24 (Call 05/07/24)	670	651,200
4.26%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.380%)(a)	740	715,380
4.40%, 07/13/27 (Call 04/14/27)	1,368	1,302,897
4.50%, 07/17/25 (Call 04/17/25)	994	968,494
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	525	519,414
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	520	522,548
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	1,592	1,431,749
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	1,432	1,255,320
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	795	707,256
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)	10	8,232
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	35	32,220
4.75%, 09/15/25(b)	5	4,795
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	850	873,987
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(a)	200	203,552
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33 (Call 02/28/28)	250	251,793
Shanghai Pudong Development Bank Co. Ltd., 3.25%, 07/14/25(e)	600	584,064
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(e)	200	191,194
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(e)	600	535,452
3.88%, 03/24/26(e)	1,000	953,010
4.00%, 04/23/29(e)	200	185,118
4.50%, 03/26/28(e)	600	575,676
6.97%, 04/24/25, (3-mo. LIBOR US + 1.700%)(a)(e)	400	406,176
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(e)	400	364,608

Security	Par (000)	Value

Banks (continued)
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(e)(f)	$400	$350,372
3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(a)(c)(e)	200	191,614
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(e)	400	392,980
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(e)	600	572,574
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)	975	862,524
1.40%, 11/19/25(b)	130	118,693
3.70%, 06/09/25(b)	1,395	1,354,726
SNB Sukuk Ltd., 2.34%, 01/19/27(e)	600	552,660
Societe Generale SA
1.38%, 07/08/25(b)	200	183,776
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(a)(b)	1,515	1,338,306
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(a)(b)	765	672,427
2.23%, 01/21/26 (Call 01/21/25), (1-year CMT + 1.050%)(a)(b)	205	191,050
2.63%, 10/16/24(b)	2,165	2,059,694
2.63%, 01/22/25(b)	2,670	2,512,577
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(a)(b)	785	702,599
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(a)(b)	760	604,428
3.00%, 01/22/30(b)	1,630	1,381,963
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(a)(b)	275	223,594
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(a)(b)	385	308,404
4.00%, 01/12/27(b)	1,030	976,594
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(b)	585	397,092
4.25%, 04/14/25(b)	1,445	1,372,649
4.25%, 08/19/26(b)	670	622,202
4.75%, 11/24/25(b)	990	936,015
4.75%, 09/14/28(b)	664	634,107
5.63%, 11/24/45(b)(c)	870	719,168
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(a)(b)	870	818,600
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(a)(b)	1,000	1,009,320
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(a)(b)	135	140,064
7.37%, 01/10/53(b)	425	416,836
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(a)(b)	1,095	976,258
1.82%, 11/23/25 (Call 11/23/24), (1-year CMT + 0.950%)(a)(b)	1,375	1,287,646
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(b)	815	731,748
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(b)	360	287,017
2.82%, 01/30/26 (Call 01/30/25), (3-mo. LIBOR US + 1.209%)(a)(b)	1,970	1,867,363
3.20%, 04/17/25(b)	732	694,983
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(a)(b)	1,920	1,534,022

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.52%, 02/12/30 (Call 02/12/25), (5-year CMT + 1.850%)(a)(e)	$1,550	$1,442,089
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(a)(b)	1,080	885,406
3.79%, 05/21/25 (Call 05/21/24), (3-mo. LIBOR US + 1.560%)(a)(b)	1,340	1,309,167
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(a)(b)	1,240	1,196,513
4.05%, 04/12/26(b)	1,120	1,098,037
4.30%, 02/19/27(b)(c)	824	789,524
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)	605	562,051
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)	745	698,452
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(a)(b)	903	836,006
5.30%, 01/09/43(b)	675	604,949
5.70%, 03/26/44(b)	1,225	1,118,878
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)	895	907,924
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)	860	880,399
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.45%)(a)(b)	500	541,000
7.78%, 11/16/25 (Call 11/16/24), (1-year CMT + 3.100%)(a)(b)	750	771,893
State Bank of India/London, 1.80%, 07/13/26(e)	600	543,486
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	885	796,544
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(a)(c)	15	14,145
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	335	305,078
2.20%, 03/03/31	245	201,206
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(a)	574	550,495
2.40%, 01/24/30	753	655,818
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	765	648,139
2.65%, 05/19/26	992	938,630
2.90%, 03/30/26 (Call 10/30/25), (1-day SOFR + 2.600%)(a)	735	706,894
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	903	791,326
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(a)	688	618,491
3.30%, 12/16/24	1,090	1,059,720
3.55%, 08/18/25	933	906,456
4.14%, 12/03/29 (Call 12/03/28), (3-mo. LIBOR US + 1.030%)(a)	500	483,125
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)	350	331,541
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(a)	110	106,696
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)	265	264,152
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(a)	10	9,987

Security	Par (000)	Value

Banks (continued)
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	$325	$331,663
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	175	182,984
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	239	234,246
3.65%, 07/23/25(c)	255	246,575
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	265	237,753
1.40%, 09/17/26	1,125	998,719
1.47%, 07/08/25	900	830,493
1.71%, 01/12/31	635	500,564
1.90%, 09/17/28	720	614,678
2.13%, 07/08/30	1,272	1,049,871
2.14%, 09/23/30	1,167	945,970
2.17%, 01/14/27	150	135,761
2.22%, 09/17/31	245	198,840
2.30%, 01/12/41	525	351,708
2.35%, 01/15/25	710	674,962
2.45%, 09/27/24	1,453	1,395,316
2.47%, 01/14/29	200	174,442
2.63%, 07/14/26	960	897,456
2.70%, 07/16/24	1,745	1,690,137
2.72%, 09/27/29	595	518,340
2.75%, 01/15/30	1,355	1,179,284
2.93%, 09/17/41	405	290,235
3.01%, 10/19/26	355	332,937
3.04%, 07/16/29	1,448	1,293,383
3.05%, 01/14/42	570	420,717
3.20%, 09/17/29	879	777,502
3.35%, 10/18/27	937	876,535
3.36%, 07/12/27	354	335,440
3.45%, 01/11/27	658	624,501
3.54%, 01/17/28	1,500	1,409,340
3.78%, 03/09/26	800	776,760
3.94%, 07/19/28	1,008	957,025
4.31%, 10/16/28	105	101,512
5.46%, 01/13/26	670	677,022
5.52%, 01/13/28	990	1,012,532
5.71%, 01/13/30	695	719,631
5.77%, 01/13/33	820	860,582
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	1,285	1,211,459
1.05%, 09/12/25(b)	1,140	1,038,403
1.35%, 09/16/26(b)	1,165	1,039,122
1.55%, 03/25/26(b)	615	559,921
2.55%, 03/10/25(b)	945	900,868
2.80%, 03/10/27(b)	800	746,960
4.80%, 09/15/25(b)(c)	285	282,586
4.95%, 09/15/27(b)	815	821,781
5.50%, 03/09/28(b)	1,000	1,033,860
5.65%, 03/09/26(b)	730	744,184
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	615	584,164
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)(c)	790	706,339
3.65%, 06/10/25(b)	975	945,672
3.95%, 06/10/27(b)	750	726,060
Swedbank AB
1.54%, 11/16/26(b)	970	869,673

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.36%, 04/04/25(b)	$865	$837,415
5.34%, 09/20/27(b)	895	896,548
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	555	529,703
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	529	503,090
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	325	305,487
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	280	268,999
TC Ziraat Bankasi AS
5.38%, 03/02/26(e)	600	538,794
9.50%, 08/01/26(e)	200	199,308
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(a)	315	261,041
Toronto-Dominion Bank (The)
0.70%, 09/10/24	1,015	955,572
0.75%, 09/11/25	905	821,097
0.75%, 01/06/26	1,067	960,247
1.15%, 06/12/25	911	841,892
1.20%, 06/03/26	1,070	955,285
1.25%, 12/13/24	995	936,414
1.25%, 09/10/26	1,092	972,426
1.45%, 01/10/25	205	193,290
1.95%, 01/12/27	745	673,540
2.00%, 09/10/31	935	756,948
2.45%, 01/12/32	210	174,995
2.65%, 06/12/24	1,641	1,595,364
2.80%, 03/10/27	675	627,345
3.20%, 03/10/32	655	581,070
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	2,397	2,263,679
3.77%, 06/06/25	800	781,400
4.11%, 06/08/27	965	938,308
4.29%, 09/13/24	540	533,380
4.46%, 06/08/32	1,015	979,495
4.69%, 09/15/27	950	943,844
5.16%, 01/10/28	25	25,261
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	882	819,978
2.15%, 12/06/24 (Call 11/06/24)	1,257	1,190,065
2.25%, 03/11/30 (Call 12/11/29)	772	633,357
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)	1,195	1,119,416
3.30%, 05/15/26 (Call 04/15/26)	915	850,236
3.63%, 09/16/25 (Call 08/16/25)	396	375,764
3.80%, 10/30/26 (Call 09/30/26)	810	755,268
4.05%, 11/03/25 (Call 09/03/25)	578	560,989
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	1,085	924,355
1.20%, 08/05/25 (Call 07/03/25)	338	307,678
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	185	164,073
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	925	782,754
1.95%, 06/05/30 (Call 03/05/30)	490	394,749
2.50%, 08/01/24 (Call 07/01/24)	1,248	1,199,852
2.85%, 10/26/24 (Call 09/26/24)	676	650,447
3.70%, 06/05/25 (Call 05/05/25)	585	563,542
3.88%, 03/19/29 (Call 02/19/29)	865	780,446
4.00%, 05/01/25 (Call 03/01/25)	930	903,197
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	675	644,240

Security	Par (000)	Value

Banks (continued)
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	$600	$581,880
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	785	768,005
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	1,030	961,268
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)	300	290,841
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(a)	1,000	1,006,380
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(a)	1,090	1,133,502
Turkiye Is Bankasi AS, 7.75%, 01/22/30 (Call 01/22/25), (5-year CMT + 6.119%)(a)(e)	600	567,930
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(e)	600	564,546
6.50%, 01/08/26(e)	600	558,438
U.S. Bancorp
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)	1,000	972,350
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	1,200	1,148,208
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,226	960,375
1.45%, 05/12/25 (Call 04/12/25)	985	913,410
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	460	414,285
2.40%, 07/30/24 (Call 06/30/24)	1,052	1,015,706
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	880	678,462
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	725	592,347
3.00%, 07/30/29 (Call 04/30/29)	1,040	914,524
3.10%, 04/27/26 (Call 03/27/26)	1,079	1,009,534
3.60%, 09/11/24 (Call 08/11/24)	1,005	978,820
3.90%, 04/26/28 (Call 03/26/28)	914	879,597
3.95%, 11/17/25 (Call 10/17/25)	929	900,916
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)	925	897,777
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	1,720	1,614,014
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)	605	608,545
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)	1,005	1,034,647
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,398	1,298,546
Series X, 3.15%, 04/27/27 (Call 03/27/27)	818	769,934
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	270	255,879
2.80%, 01/27/25 (Call 12/27/24)	986	945,673
UBS AG/London
0.70%, 08/09/24(b)	845	792,559
1.25%, 06/01/26(b)	1,895	1,676,488
1.38%, 01/13/25 (Call 12/13/24)(b)	630	586,007
4.50%, 06/26/48(b)	1,074	975,052
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(a)(b)	3,838	3,388,724
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(a)(b)	1,335	1,159,367

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(a)(b)	$600	$465,438
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(a)(b)	1,270	1,009,764
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(a)(b)	2,140	1,841,577
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(b)	855	613,591
4.13%, 09/24/25(b)	1,775	1,707,834
4.13%, 04/15/26(b)	1,708	1,636,213
4.25%, 03/23/28 (Call 03/23/27)(b)	1,125	1,065,139
4.49%, 08/05/25 (Call 08/05/24), (1-year CMT + 1.600%)(a)(b)	1,735	1,700,300
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(a)(b)	455	441,527
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(a)(b)	840	810,390
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(b)	1,150	1,108,094
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(a)(b)	1,010	957,217
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)	1,200	1,197,096
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(a)(b)	1,515	1,541,997
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(a)(b)	825	730,744
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(a)(b)	1,286	1,169,386
3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(a)(b)	815	653,638
4.63%, 04/12/27(b)(c)	755	729,421
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)	1,170	994,804
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)	770	701,817
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)	930	891,228
Union Bank of the Philippines, 2.13%, 10/22/25(e)	400	366,388
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	340	309,869
1.75%, 03/16/31 (Call 03/16/26), (5-year CMT + 1.520%)(a)(e)	800	718,712
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(b)	131	116,214
3.06%, 04/07/25(b)	25	24,324
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	225	187,664
Wachovia Corp.
5.50%, 08/01/35	2,872	2,877,974
7.57%, 08/01/26(g)	280	297,620
Warba Sukuk Ltd., 2.98%, 09/24/24(e)	200	194,076
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	243	222,950
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1-day SOFR + 0.510%)(a)	1,560	1,484,683
2.16%, 02/11/26 (Call 02/11/25), (3-mo. LIBOR US + 0.750%)(a)	2,054	1,943,721

Security	Par (000)	Value

Banks (continued)
2.19%, 04/30/26 (Call 04/29/25), (1-day SOFR + 2.000%)(a)	$1,600	$1,507,408
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(a)	2,108	1,899,456
2.41%, 10/30/25 (Call 10/30/24), (1-day SOFR + 1.087%)(a)	2,460	2,353,999
2.57%, 02/11/31 (Call 02/11/30), (1-day SOFR + 1.262%)(a)	2,617	2,237,142
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(a)	2,205	1,929,221
3.00%, 02/19/25	1,256	1,215,117
3.00%, 04/22/26	3,174	3,025,266
3.00%, 10/23/26	1,892	1,782,642
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(a)	2,490	1,869,442
3.20%, 06/17/27 (Call 06/17/26), (3-mo. LIBOR US + 1.170%)(a)	1,905	1,797,539
3.30%, 09/09/24	1,962	1,920,896
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)	1,520	1,327,158
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(a)	2,575	2,435,358
3.55%, 09/29/25	1,275	1,239,427
3.58%, 05/22/28 (Call 05/22/27), (3-mo. LIBOR US + 1.310%)(a)	2,395	2,262,892
3.90%, 05/01/45	1,587	1,301,515
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(a)	1,570	1,531,095
4.10%, 06/03/26	948	923,693
4.15%, 01/24/29 (Call 10/24/28)	1,915	1,843,053
4.30%, 07/22/27	2,169	2,120,219
4.40%, 06/14/46	1,560	1,307,280
4.48%, 04/04/31 (Call 04/04/30), (1-day SOFR + 4.032%)(a)	1,175	1,132,347
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)	815	805,766
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)	1,995	1,787,700
4.65%, 11/04/44	1,729	1,515,676
4.75%, 12/07/46	2,020	1,764,854
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)	1,870	1,854,385
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)	2,090	2,045,504
4.90%, 11/17/45	1,417	1,273,755
5.01%, 04/04/51 (Call 04/04/50), (1-day SOFR + 4.502%)(a)	4,215	3,991,183
5.38%, 02/07/35	820	826,781
5.38%, 11/02/43	1,467	1,408,995
5.39%, 04/24/34 (Call 04/24/33)	1,415	1,438,178
5.61%, 01/15/44	1,913	1,879,063
5.95%, 12/01/86	683	688,860
Series B, 7.95%, 11/15/29	561	621,296
Wells Fargo Bank NA
5.85%, 02/01/37	585	609,564
5.95%, 08/26/36	55	57,058
6.60%, 01/15/38	803	899,761
Western Alliance Bancorp., 1.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	435	332,505

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Western Alliance Bank, 5.25%, 06/01/30 (Call 06/01/25)	$200	$160,200
Westpac Banking Corp.
1.02%, 11/18/24	455	429,998
1.15%, 06/03/26	1,530	1,379,876
1.95%, 11/20/28	1,000	877,200
2.15%, 06/03/31	875	745,211
2.35%, 02/19/25	573	549,570
2.65%, 01/16/30	987	887,510
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)	1,075	843,606
2.70%, 08/19/26	1,434	1,354,456
2.85%, 05/13/26	1,044	993,596
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(a)	1,245	1,169,777
2.96%, 11/16/40	624	427,103
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(a)	885	694,690
3.13%, 11/18/41	1,030	719,599
3.35%, 03/08/27	694	666,372
3.40%, 01/25/28	670	640,051
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)	1,300	1,173,458
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	545	516,736
4.42%, 07/24/39	855	726,938
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)	595	577,358
5.46%, 11/18/27	1,905	1,979,047
Westpac New Zealand Ltd., 4.90%, 02/15/28(b)	450	450,513
Wintrust Financial Corp., 4.85%, 06/06/29	50	46,426
Woori Bank
0.75%, 02/01/26(e)	1,000	896,170
4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(e)(f)	400	380,800
4.88%, 01/26/28(e)	800	811,888
5.13%, 08/06/28(e)	200	198,380
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(e)	400	390,080
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(e)	400	376,392
8.25%, 10/15/24(e)	200	200,294
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	475	351,980

		1,444,189,341

Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(e)	400	317,880
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,081	3,095,357
4.90%, 02/01/46 (Call 08/01/45)	6,166	6,107,978
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(c)	100	89,333
4.63%, 02/01/44	1,017	967,584
4.70%, 02/01/36 (Call 08/01/35)	1,265	1,261,445
4.90%, 02/01/46 (Call 08/01/45)	1,786	1,757,103
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,615	1,537,286
3.65%, 02/01/26 (Call 11/01/25)	2,870	2,820,263
3.75%, 07/15/42	115	99,246

Security	Par (000)	Value

Beverages (continued)
4.00%, 04/13/28 (Call 01/13/28)	$1,657	$1,641,905
4.35%, 06/01/40 (Call 12/01/39)	1,188	1,128,754
4.38%, 04/15/38 (Call 10/15/37)	1,145	1,106,001
4.44%, 10/06/48 (Call 04/06/48)	1,430	1,341,726
4.50%, 06/01/50 (Call 12/01/49)	335	316,418
4.60%, 04/15/48 (Call 10/15/47)	2,212	2,121,197
4.60%, 06/01/60 (Call 12/01/59)	445	415,541
4.75%, 01/23/29 (Call 10/23/28)	3,187	3,258,803
4.75%, 04/15/58 (Call 10/15/57)	555	529,620
4.90%, 01/23/31 (Call 10/23/30)	1,129	1,176,915
4.95%, 01/15/42	1,576	1,580,224
5.45%, 01/23/39 (Call 07/23/38)	1,323	1,406,270
5.55%, 01/23/49 (Call 07/23/48)	2,479	2,677,146
5.80%, 01/23/59 (Call 07/23/58)	1,542	1,727,564
5.88%, 06/15/35	75	82,661
8.00%, 11/15/39	603	788,037
8.20%, 01/15/39	1,273	1,707,068
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	520	485,805
4.45%, 05/15/25 (Call 03/15/25)(e)	605	595,126
4.70%, 05/15/28 (Call 02/15/28)(e)	376	372,093
5.15%, 05/15/38 (Call 11/15/37)(e)	50	48,524
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(c)(e)	600	493,746
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	35	34,326
4.00%, 04/15/38 (Call 10/15/37)	261	237,079
4.50%, 07/15/45 (Call 01/15/45)	191	178,833
4.75%, 04/15/33 (Call 01/15/33)	375	382,935
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(e)	609	569,153
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(e)	450	388,417
Coca-Cola Co. (The)
1.00%, 03/15/28	1,710	1,492,847
1.38%, 03/15/31	1,100	900,559
1.45%, 06/01/27	764	694,889
1.50%, 03/05/28	475	426,498
1.65%, 06/01/30	750	636,877
1.75%, 09/06/24	481	465,199
2.00%, 03/05/31	527	453,758
2.13%, 09/06/29	1,535	1,378,215
2.25%, 01/05/32	1,370	1,197,120
2.50%, 06/01/40	860	662,621
2.50%, 03/15/51	870	611,697
2.60%, 06/01/50	1,253	900,431
2.75%, 06/01/60	745	537,726
2.88%, 05/05/41	1,045	841,559
2.90%, 05/25/27	332	318,176
3.00%, 03/05/51	1,023	799,076
3.38%, 03/25/27	650	639,359
3.45%, 03/25/30	1,064	1,022,281
4.20%, 03/25/50	205	197,218
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	335	330,276
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	240	214,812
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	805	642,454
2.75%, 01/22/30 (Call 10/22/29)	1,142	1,029,433
5.25%, 11/26/43	180	185,960

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Icecek AS, 4.50%, 01/20/29
(Call 10/20/28)(e)	$400	$352,944
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	800	663,824
2.88%, 05/01/30 (Call 02/01/30)	595	526,765
3.15%, 08/01/29 (Call 05/01/29)	706	649,407
3.50%, 05/09/27 (Call 02/09/27)	353	341,503
3.60%, 05/09/24	270	265,529
3.60%, 02/15/28 (Call 11/15/27)	508	485,973
3.70%, 12/06/26 (Call 09/06/26)	756	734,583
3.75%, 05/01/50 (Call 11/01/49)	420	332,514
4.10%, 02/15/48 (Call 08/15/47)	455	375,157
4.35%, 05/09/27 (Call 04/09/27)	700	694,673
4.40%, 11/15/25 (Call 09/15/25)	581	575,591
4.50%, 05/09/47 (Call 11/09/46)	400	350,856
4.65%, 11/15/28 (Call 08/15/28)	470	471,264
4.75%, 11/15/24	668	666,029
4.75%, 12/01/25	275	275,800
4.90%, 05/01/33 (Call 02/01/33)	560	561,999
5.00%, 02/02/26 (Call 02/02/24)	163	162,399
5.25%, 11/15/48 (Call 05/15/48)	486	471,780
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	445	412,680
2.00%, 04/29/30 (Call 01/29/30)	1,213	1,045,800
2.13%, 04/29/32 (Call 01/29/32)	593	495,784
3.88%, 05/18/28 (Call 02/18/28)	705	697,640
3.88%, 04/29/43 (Call 10/29/42)	165	144,372
5.20%, 10/24/25	750	761,647
5.30%, 10/24/27 (Call 09/24/27)	920	959,302
5.50%, 01/24/33 (Call 10/24/32)	495	539,436
5.88%, 09/30/36	281	312,587
Diageo Investment Corp.
4.25%, 05/11/42	315	299,225
7.45%, 04/15/35	130	162,230
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(e)	350	271,362
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	1,445	1,401,896
4.00%, 10/01/42(b)	415	355,950
4.35%, 03/29/47 (Call 09/29/46)(b)	640	563,501
JDE Peet’s NV
0.80%, 09/24/24 (Call 05/29/23)(b)	150	140,092
1.38%, 01/15/27 (Call 12/15/26)(b)	665	581,223
2.25%, 09/24/31 (Call 06/24/31)(b)	740	586,494
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	320	269,405
2.55%, 09/15/26 (Call 06/15/26)	972	906,993
3.20%, 05/01/30 (Call 02/01/30)	1,388	1,268,368
3.35%, 03/15/51 (Call 09/15/50)	325	235,459
3.40%, 11/15/25 (Call 08/15/25)	370	358,079
3.43%, 06/15/27 (Call 03/15/27)	654	628,945
3.80%, 05/01/50 (Call 11/01/49)	420	334,085
3.95%, 04/15/29 (Call 02/15/29)	495	477,383
4.05%, 04/15/32 (Call 01/15/32)	545	518,246
4.42%, 05/25/25 (Call 03/25/25)	381	378,352
4.42%, 12/15/46 (Call 06/15/46)	600	524,154
4.50%, 11/15/45 (Call 05/15/45)	345	309,962
4.50%, 04/15/52 (Call 10/15/51)	591	527,397
4.60%, 05/25/28 (Call 02/25/28)	300	301,224
5.09%, 05/25/48 (Call 11/25/47)	75	71,550

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	$2,189	$2,079,484
4.20%, 07/15/46 (Call 01/15/46)	1,216	1,022,109
5.00%, 05/01/42	655	623,403
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	706	583,636
1.63%, 05/01/30 (Call 02/01/30)	1,280	1,088,563
1.95%, 10/21/31 (Call 07/21/31)	825	701,151
2.25%, 03/19/25 (Call 02/19/25)	1,882	1,813,326
2.38%, 10/06/26 (Call 07/06/26)	1,147	1,087,631
2.63%, 03/19/27 (Call 01/19/27)	460	435,418
2.63%, 07/29/29 (Call 04/29/29)	1,082	994,499
2.63%, 10/21/41 (Call 04/21/41)	521	403,634
2.75%, 04/30/25 (Call 01/30/25)	531	515,171
2.75%, 03/19/30 (Call 12/19/29)	1,590	1,457,617
2.75%, 10/21/51 (Call 04/21/51)	925	680,115
2.85%, 02/24/26 (Call 11/24/25)	265	256,777
2.88%, 10/15/49 (Call 04/15/49)	944	721,150
3.00%, 10/15/27 (Call 07/15/27)	1,000	961,700
3.38%, 07/29/49 (Call 01/29/49)	403	334,639
3.45%, 10/06/46 (Call 04/06/46)	543	463,081
3.50%, 07/17/25 (Call 04/17/25)	450	442,890
3.60%, 02/18/28 (Call 01/18/28)	525	517,660
3.60%, 08/13/42	624	542,025
3.63%, 03/19/50 (Call 09/19/49)	530	460,088
3.88%, 03/19/60 (Call 09/19/59)	300	264,348
3.90%, 07/18/32 (Call 04/18/32)	955	940,150
4.00%, 03/05/42	450	419,413
4.00%, 05/02/47 (Call 11/02/46)	230	216,619
4.20%, 07/18/52 (Call 01/18/52)	475	450,718
4.45%, 05/15/28 (Call 04/15/28)	630	645,410
4.45%, 02/15/33 (Call 11/15/32)	555	569,469
4.45%, 04/14/46 (Call 10/14/45)	340	337,640
4.55%, 02/13/26 (Call 01/13/26)	603	612,166
4.65%, 02/15/53 (Call 08/15/52)	910	933,351
4.88%, 11/01/40	245	259,100
7.00%, 03/01/29	355	415,165
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	785	678,750
1.63%, 04/01/31 (Call 01/01/30)(b)	715	574,038
2.75%, 10/01/50 (Call 04/01/50)(b)	533	360,782
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	400	389,900
5.50%, 01/15/42(b)	240	246,866
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 04/30/24)(b)	558	492,842
Suntory Holdings Ltd., 2.25%, 10/16/24
(Call 09/16/24)(b)	607	580,359
Triton Water Holdings Inc., 6.25%, 04/01/29
(Call 04/01/24)(b)	545	457,707

		115,254,376

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,180	1,028,323
1.90%, 02/21/25 (Call 01/21/25)	275	261,503
2.00%, 01/15/32 (Call 10/15/31)	1,460	1,183,505
2.20%, 02/21/27 (Call 12/21/26)	1,187	1,098,165
2.30%, 02/25/31 (Call 11/25/30)	1,003	849,581
2.45%, 02/21/30 (Call 11/21/29)	1,113	972,751
2.60%, 08/19/26 (Call 05/19/26)	1,112	1,046,659

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.77%, 09/01/53 (Call 03/01/53)	$771	$494,165
2.80%, 08/15/41 (Call 02/15/41)	1,395	1,016,760
3.00%, 02/22/29 (Call 12/22/28)	650	603,323
3.00%, 01/15/52 (Call 07/15/51)	1,460	998,041
3.13%, 05/01/25 (Call 02/01/25)	999	970,688
3.15%, 02/21/40 (Call 08/21/39)	2,155	1,677,840
3.20%, 11/02/27 (Call 08/02/27)	727	692,700
3.35%, 02/22/32 (Call 11/22/31)	330	298,439
3.38%, 02/21/50 (Call 08/21/49)	1,632	1,204,955
3.63%, 05/22/24 (Call 02/22/24)	640	631,174
4.05%, 08/18/29 (Call 06/18/29)	920	892,372
4.20%, 03/01/33 (Call 12/01/32)	740	710,296
4.20%, 02/22/52 (Call 08/22/51)	265	223,951
4.40%, 05/01/45 (Call 11/01/44)	2,131	1,883,250
4.40%, 02/22/62 (Call 08/22/61)	695	582,438
4.56%, 06/15/48 (Call 12/15/47)	769	695,530
4.66%, 06/15/51 (Call 12/15/50)	2,487	2,259,091
4.88%, 03/01/53 (Call 09/01/52)	402	377,434
4.95%, 10/01/41	618	587,211
5.15%, 03/02/28 (Call 02/02/28)	2,585	2,646,523
5.15%, 11/15/41 (Call 05/15/41)	840	818,370
5.25%, 03/02/25	2,510	2,532,063
5.25%, 03/02/30 (Call 01/02/30)	2,745	2,820,186
5.25%, 03/02/33 (Call 12/02/32)	3,195	3,285,898
5.60%, 03/02/43 (Call 09/02/42)	3,060	3,149,933
5.65%, 06/15/42 (Call 12/15/41)	65	66,988
5.65%, 03/02/53 (Call 09/02/52)	2,375	2,458,814
5.75%, 03/15/40	195	200,905
5.75%, 03/02/63 (Call 09/02/62)	1,635	1,691,277
6.38%, 06/01/37	285	318,148
6.40%, 02/01/39	546	595,413
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,322	1,298,151
5.25%, 06/23/45 (Call 12/23/44)	530	524,997
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,193	1,011,831
3.15%, 05/01/50 (Call 11/01/49)	1,325	922,743
3.25%, 02/15/51 (Call 08/15/50)	1,011	716,536
4.05%, 09/15/25 (Call 06/15/25)	1,159	1,136,481
5.20%, 09/15/45 (Call 03/15/45)	480	484,426
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	265	251,403
3.70%, 03/15/32 (Call 12/15/31)	440	396,449
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	200	195,648
4.05%, 04/27/29 (Call 02/27/29)(b)	200	194,328
4.25%, 04/27/32 (Call 01/27/32)(b)	300	292,125
4.63%, 04/27/42 (Call 10/27/41)(b)	315	297,785
4.75%, 04/27/52 (Call 10/27/51)(b)	490	465,059
4.95%, 04/27/62 (Call 10/27/61)(b)	200	191,800
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	325	172,201
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	890	780,334
1.65%, 10/01/30 (Call 07/01/30)	880	727,998
2.60%, 10/01/40 (Call 04/01/40)	563	414,396
2.80%, 10/01/50 (Call 04/01/50)	1,367	940,824
2.95%, 03/01/27 (Call 12/01/26)	1,945	1,861,521
3.50%, 02/01/25 (Call 11/01/24)	876	860,390
3.65%, 03/01/26 (Call 12/01/25)	1,802	1,762,897

Security	Par (000)	Value

Biotechnology (continued)
4.00%, 09/01/36 (Call 03/01/36)	$805	$749,407
4.15%, 03/01/47 (Call 09/01/46)	1,167	1,029,609
4.50%, 02/01/45 (Call 08/01/44)	1,473	1,367,739
4.60%, 09/01/35 (Call 03/01/35)	700	697,228
4.75%, 03/01/46 (Call 09/01/45)	1,401	1,340,085
4.80%, 04/01/44 (Call 10/01/43)	1,291	1,252,128
5.65%, 12/01/41 (Call 06/01/41)	1,010	1,084,397
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	690	554,484
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	900	754,695
5.75%, 12/13/27 (Call 11/13/27)	1,130	1,161,312
5.80%, 12/12/25 (Call 11/12/25)	1,150	1,168,239
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	770	628,828
2.80%, 09/15/50 (Call 03/15/50)	687	454,505
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	783	713,932
1.75%, 09/02/27 (Call 07/02/27)	1,057	925,583
2.15%, 09/02/31 (Call 06/02/31)	290	231,089
2.20%, 09/02/30 (Call 06/02/30)	970	795,846
3.30%, 09/02/40 (Call 03/02/40)	395	286,730
3.35%, 09/02/51 (Call 03/02/51)	370	243,001
3.55%, 09/02/50 (Call 03/02/50)	1,065	731,783

		75,895,606

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(b)	290	262,427
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	972	851,540
5.00%, 03/01/30 (Call 03/01/25)(b)	401	375,480
6.38%, 06/15/32 (Call 06/15/27)(b)	555	554,007
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(b)	520	492,554
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	416	396,897
2.49%, 02/15/27 (Call 12/15/26)	296	273,655
2.70%, 02/15/31 (Call 11/15/30)	145	124,520
2.72%, 02/15/30 (Call 11/15/29)	1,663	1,455,907
3.38%, 04/05/40 (Call 10/05/39)	1,576	1,226,223
3.58%, 04/05/50 (Call 10/05/49)	1,262	943,181
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(e)	900	750,951
5.20%, 09/17/30 (Call 09/17/25)(e)	600	556,854
5.45%, 11/19/29 (Call 11/19/24)(e)	600	574,980
7.38%, 06/05/27 (Call 06/05/23)(e)	200	207,336
9.13%, (Call 03/14/28)(b)(f)	1,400	1,393,238
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(e)(f)	800	708,016
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(b)	279	211,995
CP Atlas Buyer Inc., 7.00%, 12/01/28
(Call 12/01/23)(b)(c)	375	283,706
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	1,555	1,497,792
4.50%, 04/04/48 (Call 10/04/47)(b)	320	275,501
CRH America Inc.
3.88%, 05/18/25 (Call 02/18/25)(b)	1,770	1,725,131
5.13%, 05/18/45 (Call 11/18/44)(b)	615	575,702
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	645	524,978
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	415	398,085

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	$550	$491,387
4.00%, 06/15/25 (Call 03/15/25)	260	254,371
4.00%, 03/25/32 (Call 12/25/31)	200	181,016
4.50%, 03/25/52 (Call 09/25/51)	445	344,394
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(e)	400	337,896
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	748	687,053
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	400	384,304
4.75%, 09/22/46 (Call 03/22/46)(b)(c)	245	207,375
Huaxin Cement International Finance Co. Ltd., 2.25%, 11/19/25(e)	400	357,436
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/30/23)(b)	400	274,580
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(b)	235	222,613
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/30/23)(b)	275	265,257
4.88%, 12/15/27 (Call 12/15/23)(b)	360	314,924
6.25%, 05/15/25 (Call 05/15/23)(b)(c)	185	186,896
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(g)	87	85,557
3.90%, 02/14/26 (Call 11/14/25)	362	353,855
4.50%, 02/15/47 (Call 08/15/46)	493	433,554
4.63%, 07/02/44 (Call 01/02/44)	450	409,986
4.95%, 07/02/64 (Call 01/02/64)(g)	173	156,024
5.13%, 09/14/45 (Call 03/14/45)	188	182,854
6.00%, 01/15/36	334	356,007
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	655	542,995
2.00%, 09/16/31 (Call 06/16/31)	620	509,311
4.90%, 12/01/32 (Call 09/01/32)	480	490,166
Lafarge SA, 7.13%, 07/15/36	260	287,349
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	808	742,100
1.70%, 08/01/27 (Call 06/01/27)	275	243,075
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	265	232,172
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	300	249,387
3.20%, 07/15/51 (Call 01/15/51)	295	209,149
3.45%, 06/01/27 (Call 03/01/27)	515	495,028
3.50%, 12/15/27 (Call 09/15/27)	484	467,888
4.25%, 07/02/24 (Call 04/02/24)	733	725,098
4.25%, 12/15/47 (Call 06/15/47)	640	543,366
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	290	248,646
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	390	337,627
2.00%, 10/01/30 (Call 07/01/30)	483	388,134
2.00%, 02/15/31 (Call 11/15/30)	687	553,172
3.13%, 02/15/51 (Call 08/15/50)	215	141,074
3.50%, 11/15/27 (Call 08/15/27)	296	283,331
4.50%, 05/15/47 (Call 11/15/46)	270	223,817
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)(c)	255	220,180
5.38%, 02/01/28 (Call 05/30/23)(b)	365	352,736
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	330	278,936
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(c)	425	388,182

Security	Par (000)	Value

Building Materials (continued)
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	$455	$407,962
9.75%, 07/15/28 (Call 07/15/23)(b)	220	210,311
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)(c)	465	407,963
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	997	956,442
3.88%, 06/01/30 (Call 03/01/30)	485	454,707
3.95%, 08/15/29 (Call 05/15/29)	419	397,882
4.20%, 12/01/24 (Call 09/01/24)	626	617,662
4.30%, 07/15/47 (Call 01/15/47)	470	394,636
4.40%, 01/30/48 (Call 07/30/47)	200	167,330
7.00%, 12/01/36	27	30,432
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(b)	420	380,293
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	820	767,791
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	360	358,769
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	819	648,992
4.38%, 07/15/30 (Call 07/15/25)(b)	1,141	983,200
4.75%, 01/15/28 (Call 01/15/24)(b)	755	704,128
5.00%, 02/15/27 (Call 02/15/24)(b)	620	593,631
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	535	508,127
6.50%, 03/15/27 (Call 03/15/24)(b)	198	197,683
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	355	368,281
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	886	861,396
4.30%, 02/21/48 (Call 08/21/47)	230	198,828
5.75%, 06/15/43	188	197,165
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	704	678,670
3.55%, 11/01/24 (Call 08/01/24)	328	320,066
3.80%, 03/21/29 (Call 12/21/28)	782	748,663
4.50%, 03/21/49 (Call 09/21/48)	205	184,018
4.65%, 11/01/44 (Call 05/01/44)	130	117,715
Ultratech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(e)	200	165,002
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)(c)	390	237,116
Votorantim Cimentos International SA, 7.25%, 04/05/41(e)	400	426,164
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	775	710,838
3.90%, 04/01/27 (Call 01/01/27)	560	548,369
4.50%, 04/01/25 (Call 01/01/25)	151	150,177
4.50%, 06/15/47 (Call 12/15/46)	284	252,848
4.70%, 03/01/48 (Call 09/01/47)	402	367,235
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(e)	400	314,716

		48,316,122

Chemicals — 0.6%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	400	380,828
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	1,015	879,599
2.50%, 09/27/26 (Call 06/27/26)(b)	510	479,012

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	$435	$405,637
1.85%, 05/15/27 (Call 03/15/27)	581	533,712
2.05%, 05/15/30 (Call 02/15/30)	745	650,065
2.70%, 05/15/40 (Call 11/15/39)	568	438,462
2.80%, 05/15/50 (Call 11/15/49)	587	428,205
3.35%, 07/31/24 (Call 04/30/24)	185	181,800
4.80%, 03/03/33 (Call 12/03/32)	580	603,913
Albemarle Corp.
5.05%, 06/01/32 (Call 03/01/32)	430	414,576
5.45%, 12/01/44 (Call 06/01/44)	432	410,383
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(e)	600	492,132
4.25%, 09/18/29 (Call 06/18/29)(e)	200	180,482
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(b)	300	248,355
6.88%, 05/15/43 (Call 02/15/43)(c)	205	205,357
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(b)	560	461,479
7.50%, 09/30/29 (Call 09/30/24)(b)	300	217,011
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(b)	500	499,380
7.13%, 08/01/30 (Call 08/01/25)(b)	535	547,161
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	520	452,301
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	347	335,410
Bluestar Finance Holdings Ltd.
3.10%, (Call 07/12/24)(a)(e)(f)	200	193,962
3.38%, 07/16/24(e)	600	586,470
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(c)(e)	400	364,548
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(e)	600	429,300
7.45%, 11/15/29 (Call 11/15/24)(e)	1,000	783,140
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(e)	1,000	916,610
4.50%, 01/31/30(e)	1,200	1,008,192
5.88%, 01/31/50(e)	600	454,308
7.25%, 02/13/33 (Call 11/13/32)(e)	800	765,664
8.50%, 01/23/81 (Call 10/23/25), (5-year CMT + 8.220%)(a)(e)	400	398,152
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	450	423,040
5.00%, 06/30/32 (Call 03/30/32)	210	205,101
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	510	448,020
3.50%, 05/08/24 (Call 04/08/24)	561	547,233
5.90%, 07/05/24	1,175	1,176,304
6.05%, 03/15/25	1,000	1,003,950
6.17%, 07/15/27 (Call 06/15/27)	1,515	1,532,195
6.33%, 07/15/29 (Call 05/15/29)	950	961,913
6.38%, 07/15/32 (Call 04/15/32)	505	512,888
CF Industries Inc.
4.50%, 12/01/26(b)	505	495,223
4.95%, 06/01/43	591	515,754
5.15%, 03/15/34	875	848,732
5.38%, 03/15/44	645	592,168
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(b)	225	214,562

Security	Par (000)	Value

Chemicals (continued)
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	$447	$368,145
5.38%, 05/15/27 (Call 02/15/27)	365	339,286
5.75%, 11/15/28 (Call 11/15/23)(b)	595	528,681
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28 (Call 03/01/28)(b)	100	97,445
5.13%, 04/01/25 (Call 03/01/25)(b)	280	282,243
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(e)	600	553,896
3.00%, 09/22/30(e)	1,200	1,016,148
3.38%, 06/19/24(e)	600	586,980
3.88%, 06/19/29(e)	600	551,682
4.13%, 07/19/27(e)	1,200	1,143,852
4.88%, 03/14/25(e)	600	594,150
5.13%, 03/14/28(e)	1,150	1,134,981
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(b)	420	368,983
6.50%, 05/15/26 (Call 05/15/23)(b)(c)	280	264,729
Cornerstone Chemical Co., 10.25%, 09/01/27	243	217,011
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	430	388,952
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	355	349,675
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	585	492,418
3.60%, 11/15/50 (Call 05/15/50)	350	265,101
4.25%, 10/01/34 (Call 04/01/34)	762	713,643
4.38%, 11/15/42 (Call 05/15/42)	1,103	967,816
4.63%, 10/01/44 (Call 04/01/44)	391	348,412
4.80%, 11/30/28 (Call 08/30/28)	435	440,572
4.80%, 05/15/49 (Call 11/15/48)	404	359,067
5.25%, 11/15/41 (Call 05/15/41)	773	754,417
5.55%, 11/30/48 (Call 05/30/48)	450	444,816
6.30%, 03/15/33 (Call 12/15/32)	590	649,773
6.90%, 05/15/53 (Call 11/15/52)	365	422,203
7.38%, 11/01/29	630	720,254
9.40%, 05/15/39	606	819,524
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	1,447	1,443,223
4.73%, 11/15/28 (Call 08/15/28)	1,965	1,984,788
5.32%, 11/15/38 (Call 05/15/38)	1,581	1,601,174
5.42%, 11/15/48 (Call 05/15/48)	819	820,622
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	781	762,537
4.50%, 12/01/28 (Call 09/01/28)	382	376,270
4.65%, 10/15/44 (Call 04/15/44)	684	588,589
4.80%, 09/01/42 (Call 03/01/42)	635	564,826
5.75%, 03/08/33 (Call 12/08/32)	275	281,078
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	858	687,567
2.13%, 02/01/32 (Call 11/01/31)	1,345	1,132,006
2.13%, 08/15/50 (Call 02/15/50)(c)	725	436,696
2.70%, 11/01/26 (Call 08/01/26)	685	653,771
2.70%, 12/15/51 (Call 06/15/51)	403	271,146
2.75%, 08/18/55 (Call 02/18/55)	439	282,852
3.25%, 12/01/27 (Call 09/01/27)	199	192,644
4.80%, 03/24/30 (Call 12/24/29)	510	522,082
5.25%, 01/15/28 (Call 12/15/27)	450	469,192
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	660	622,129

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.30%, 07/15/30 (Call 04/15/30)	$582	$501,818
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	555	490,404
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(e)	600	532,026
4.25%, 11/03/26(e)	900	878,697
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	535	455,504
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	283	268,397
3.45%, 10/01/29 (Call 07/01/29)	386	354,510
4.50%, 10/01/49 (Call 04/01/49)	360	297,925
Formosa Group Cayman Ltd., 3.38%, 04/22/25(e)	600	580,968
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(e)	1,600	1,340,672
4.30%, 03/18/51 (Call 09/18/50)(e)	800	598,192
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/24)(b)	350	320,743
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	215	203,175
4.25%, 10/15/28 (Call 10/15/23)	255	234,054
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(b)	220	182,444
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	508	418,221
4.50%, 05/01/29 (Call 02/01/29)	784	737,470
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(e)	453	449,204
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	304	270,192
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(b)	300	296,391
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/24)(b)	300	276,945
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	395	347,671
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/24)(b)	175	177,245
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	831	746,795
1.83%, 10/15/27 (Call 08/15/27)(b)	1,075	917,158
2.30%, 11/01/30 (Call 08/01/30)(b)	1,033	839,932
3.27%, 11/15/40 (Call 05/15/40)(b)	160	114,270
3.47%, 12/01/50 (Call 06/01/50)(b)	510	348,748
4.38%, 06/01/47 (Call 12/01/46)	736	578,283
4.45%, 09/26/28 (Call 06/26/28)	140	134,700
5.00%, 09/26/48 (Call 03/26/48)	1,075	926,886
Iris Holdings Inc.
8.75%, 02/15/26 (Call 02/15/24), (9.50% PIK)(b)(h)	160	147,666
10.00%, 12/15/28 (Call 06/15/25)(b)(c)	280	221,665
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 11/01/23), (10.00% PIK)(b)(h)	165	115,634
LG Chem Ltd.
1.38%, 07/07/26(e)	600	537,618
2.38%, 07/07/31(e)	200	165,880
3.25%, 10/15/24(e)	200	194,860
3.63%, 04/15/29(e)	600	569,082
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	550	441,991
2.00%, 08/10/50 (Call 02/10/50)	665	392,476
2.65%, 02/05/25 (Call 11/05/24)	505	487,810
3.20%, 01/30/26 (Call 10/30/25)	209	202,964
3.55%, 11/07/42 (Call 05/07/42)	251	209,058
4.70%, 12/05/25 (Call 11/05/25)	300	302,598

Security	Par (000)	Value

Chemicals (continued)
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)	$275	$236,907
Lubrizol Corp. (The), 6.50%, 10/01/34	120	143,749
LYB Finance Co. BV, 8.10%, 03/15/27(b)	90	99,101
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	554	490,933
5.25%, 07/15/43	462	423,880
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	465	424,033
2.25%, 10/01/30 (Call 07/01/30)	480	397,042
3.38%, 10/01/40 (Call 04/01/40)	715	528,371
3.63%, 04/01/51 (Call 04/01/50)	591	417,802
3.80%, 10/01/60 (Call 04/01/60)	545	373,630
4.20%, 10/15/49 (Call 04/15/49)	720	557,186
4.20%, 05/01/50 (Call 11/01/49)	1,034	799,065
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	465	379,566
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(b)	235	214,745
MEGlobal Canada ULC
5.00%, 05/18/25(e)	800	795,160
5.88%, 05/18/30(e)	600	615,030
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	315	307,472
5.13%, 10/15/27 (Call 04/15/27)	545	520,399
5.25%, 12/15/29 (Call 09/15/29)	601	564,171
5.65%, 12/01/44 (Call 06/01/44)(c)	225	188,541
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	300	276,111
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	860	833,796
4.88%, 11/15/41 (Call 05/15/41)	325	289,487
5.45%, 11/15/33 (Call 05/15/33)	674	677,862
5.63%, 11/15/43 (Call 05/15/43)	340	330,215
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	380	317,532
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	200	178,000
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	546	486,339
3.00%, 04/01/25 (Call 01/01/25)	317	304,700
3.95%, 05/13/50 (Call 11/13/49)	305	242,396
4.00%, 12/15/26 (Call 09/15/26)	808	789,392
4.13%, 03/15/35 (Call 09/15/34)	224	204,452
4.20%, 04/01/29 (Call 01/01/29)	633	616,200
4.90%, 03/27/28 (Call 02/27/28)	450	451,831
4.90%, 06/01/43 (Call 12/01/42)	189	175,127
5.00%, 04/01/49 (Call 10/01/48)	561	521,449
5.25%, 01/15/45 (Call 07/15/44)	428	411,924
5.63%, 12/01/40	75	74,809
5.80%, 03/27/53 (Call 09/27/52)	260	269,446
5.88%, 12/01/36	395	416,377
5.90%, 11/07/24	555	562,037
5.95%, 11/07/25	300	309,150
6.13%, 01/15/41 (Call 07/15/40)	165	173,082
OCI NV
4.63%, 10/15/25 (Call 10/15/23)(b)	178	170,147
6.70%, 03/16/33 (Call 12/16/32)	255	252,608
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(e)	600	502,836
4.50%, 10/22/25(e)	400	389,264
5.13%, 06/23/51 (Call 12/23/50)(e)	400	294,692
6.88%, 04/25/44(e)	200	184,402

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	$466	$435,575
5.13%, 09/15/27 (Call 03/15/24)	386	373,799
5.63%, 08/01/29 (Call 08/01/24)	685	667,813
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	570	485,133
6.25%, 10/01/29 (Call 10/01/24)(b)(c)	295	237,174
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(c)(e)	605	548,009
2.88%, 05/11/31 (Call 02/11/31)(e)	600	487,776
4.00%, 10/04/27 (Call 07/04/27)(e)	400	377,248
5.50%, 01/15/48 (Call 07/15/47)(e)	800	655,152
5.88%, 09/17/44(e)	200	173,620
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)(c)	200	121,506
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	475	430,369
2.40%, 08/15/24 (Call 07/15/24)	392	378,194
2.55%, 06/15/30 (Call 03/15/30)	20	17,354
2.80%, 08/15/29 (Call 05/15/29)	190	169,873
3.75%, 03/15/28 (Call 12/15/27)	286	276,482
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/30/23)(b)	405	393,235
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 05/30/23)(b)(c)	595	595,779
7.63%, 01/15/26 (Call 01/15/24)(b)	388	345,444
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	170	138,394
3.75%, 03/15/27 (Call 12/15/26)	530	506,738
4.25%, 01/15/48 (Call 07/15/47)	180	140,229
4.55%, 03/01/29 (Call 12/01/28)	225	216,873
5.25%, 06/01/45 (Call 12/01/44)	135	123,193
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(e)	400	340,668
3.00%, 09/14/50 (Call 03/14/50)(e)	400	288,548
SABIC Capital II BV, 4.50%, 10/10/28(e)	600	599,268
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)	600	542,706
5.50%, 03/18/31 (Call 03/18/30)	600	496,686
6.50%, 09/27/28 (Call 06/27/28)	600	554,118
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	835	751,550
6.63%, 05/01/29 (Call 05/01/24)(b)(c)	485	404,441
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	505	464,852
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	510	417,205
2.30%, 05/15/30 (Call 02/15/30)	380	324,220
2.90%, 03/15/52 (Call 09/15/51)	435	283,838
2.95%, 08/15/29 (Call 05/15/29)	689	623,276
3.13%, 06/01/24 (Call 04/01/24)	597	584,881
3.30%, 05/15/50 (Call 11/15/49)	180	128,363
3.45%, 08/01/25 (Call 05/01/25)	358	347,604
3.45%, 06/01/27 (Call 03/01/27)	1,211	1,162,015
3.80%, 08/15/49 (Call 02/15/49)	590	462,666
3.95%, 01/15/26 (Call 10/15/25)	410	402,341
4.00%, 12/15/42 (Call 06/15/42)	75	61,947
4.05%, 08/08/24	10	9,875
4.25%, 08/08/25	180	178,191
4.50%, 06/01/47 (Call 12/01/46)	1,129	1,001,762
4.55%, 08/01/45 (Call 02/01/45)	275	241,051

Security	Par (000)	Value

Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(e)	$600	$418,092
4.25%, 05/07/29 (Call 02/07/29)(e)	400	382,224
4.25%, 01/22/50 (Call 07/22/49)(e)	200	160,220
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	520	511,217
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	235	211,129
3.38%, 03/15/30 (Call 03/15/25)(b)	220	183,645
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(b)	1,640	1,618,286
5.18%, 04/24/28 (Call 01/24/28)(b)	55	54,467
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	340	210,848
5.38%, 09/01/25 (Call 09/01/23)(b)	426	356,634
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	805	668,617
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/23)(e)	400	372,548
UPL Corp. Ltd., 4.63%, 06/16/30(e)	600	511,086
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	380	315,658
4.25%, 02/15/30 (Call 02/15/25)(b)	508	498,201
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 07/15/23)(b)(c)	245	35,155
9.50%, 07/01/25 (Call 07/08/23)(b)	150	92,115
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c)	550	424,171
Westlake Corp.
0.88%, 08/15/24 (Call 05/09/23)	10	9,468
2.88%, 08/15/41 (Call 02/15/41)	315	213,885
3.13%, 08/15/51 (Call 02/15/51)	705	450,735
3.38%, 06/15/30 (Call 03/15/30)	250	221,605
3.38%, 08/15/61 (Call 02/15/61)	360	224,010
3.60%, 08/15/26 (Call 05/15/26)	786	754,356
4.38%, 11/15/47 (Call 05/15/47)	270	216,732
5.00%, 08/15/46 (Call 02/15/46)	593	520,897
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	560	532,711
5.63%, 08/15/29 (Call 08/15/24)(b)	849	732,645
7.38%, 03/01/31 (Call 03/01/26)(b)	255	255,597
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	725	616,736
4.75%, 06/01/28 (Call 03/01/28)(b)	500	480,690
7.38%, 11/14/32 (Call 08/14/32)(e)	400	445,160
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)(e)(g)	541	432,908
YPF Sociedad Anonima, 7.00%, 09/30/33 (Call 03/30/33)(e)(g)	525	344,101

		125,135,707

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/23)(e).	500	482,295
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(b)	300	298,905
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(e)	400	391,912
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)(c)	208	214,849
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/23)(e)	400	396,980
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	370	323,402

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal (continued)
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	$354	$330,250
5.20%, 03/01/42 (Call 09/01/41)	358	332,299
5.40%, 02/01/43 (Call 08/01/42)	362	343,339
6.00%, 08/15/40 (Call 02/15/40)	290	294,075
6.13%, 10/01/35	363	379,016
6.25%, 07/15/41 (Call 01/15/41)	246	256,689
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	215	218,152
Yankuang Group Cayman Ltd., 2.90%, 11/30/24(e)	400	379,808

		4,641,971

Commercial Services — 0.6%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(e)	800	687,288
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(e)	200	137,194
3.38%, 07/24/24(e)	200	192,038
3.83%, 02/02/32 (Call 08/04/31)(e)	200	137,496
4.00%, 07/30/27 (Call 06/30/27)(e)	600	503,034
4.20%, 08/04/27 (Call 02/04/27)(e)	1,000	843,900
4.38%, 07/03/29(e)	440	345,862
5.00%, 08/02/41 (Call 02/01/41)(e)	200	131,364
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	745	650,914
4.88%, 07/15/32(b)	610	531,017
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	313	298,067
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	371	336,783
Albion Financing 2Sarl, 8.75%, 04/15/27
(Call 10/15/23)(b)	325	284,628
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	675	525,292
6.63%, 07/15/26 (Call 07/15/23)(b)	1,585	1,527,560
9.75%, 07/15/27 (Call 07/15/23)(b)	714	663,856
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	1,610	1,399,028
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 05/30/23)(b)	235	218,259
American University (The), Series 2019, 3.67%, 04/01/49	60	49,372
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	210	185,132
4.63%, 10/01/27 (Call 10/01/23)(b)	415	388,332
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	180	163,049
APi Group DE Inc., 4.13%, 07/15/29
(Call 07/15/24)(b)(c)	230	199,951
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(b)	363	288,919
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	555	496,153
6.75%, 02/15/27 (Call 02/15/24)(b)	435	435,552
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	340	314,667
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	856	755,591
2.45%, 08/12/31 (Call 05/12/31)(b)	540	429,970
4.00%, 05/01/28 (Call 05/01/23)(b)	370	345,265
4.25%, 11/01/29 (Call 11/01/24)(b)	650	605,059
4.38%, 08/15/27 (Call 08/15/23)(b)	365	349,338
5.50%, 08/11/32 (Call 05/11/32)(b)	300	296,799
5.55%, 05/30/33 (Call 02/28/33)(b)	640	635,955

Security	Par (000)	Value

Commercial Services (continued)
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)(e)	$350	$95,610
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,515	1,249,633
1.70%, 05/15/28 (Call 03/15/28)	810	725,112
3.38%, 09/15/25 (Call 06/15/25)	501	491,747
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	330	296,274
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	415	376,334
5.75%, 07/15/27 (Call 07/15/23)(b)(c)	605	572,588
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(e)	600	544,572
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	327	282,466
3.88%, 08/15/30 (Call 05/15/30)	405	357,344
5.25%, 10/01/25 (Call 07/01/25)	284	282,163
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	670	605,780
3.50%, 06/01/31 (Call 03/01/31)	800	651,680
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(b)	479	453,134
5.50%, 07/15/25 (Call 06/18/23)(b)	370	367,206
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	50	38,111
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	210	140,790
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	206	146,522
4.32%, 08/01/45	295	274,863
4.70%, 11/01/2111	78	70,366
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	395	330,939
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	140	140,238
Central Nippon Expressway Co. Ltd., 0.89%, 09/29/25(e)	200	182,168
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(e)	200	198,808
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)	400	334,916
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	265	258,839
3.70%, 04/01/27 (Call 01/01/27)	1,639	1,606,318
4.00%, 05/01/32 (Call 02/01/32)	270	262,453
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	213	152,712
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27 (Call 05/01/27)(e)	400	393,396
5.00%, 08/06/28(e)	600	614,676
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	230	199,725
8.25%, 04/15/26 (Call 04/15/24)(c)	381	385,016
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)(c)	535	441,241
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,187	992,344
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/24)(b)	246	243,294
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)(c)	370	283,664
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(e)	200	189,016
3.88%, 07/18/29(e)	800	761,704
4.85%, 09/26/28(e)	1,000	1,001,520
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(e)	600	522,630
5.63%, 09/25/48(e)	1,000	974,270

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
6.85%, 07/02/37(b)	$1,020	$1,141,145
DP World Salaam, 6.00%, (Call 01/01/26),
(5-year CMT + 5.750%)(a)(e)(f)	900	897,759
Duke University
Series 2020, 2.68%, 10/01/44	280	214,141
Series 2020, 2.76%, 10/01/50	20	14,517
Series 2020, 2.83%, 10/01/55	344	250,649
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	50	47,723
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	25	21,473
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	428	318,757
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	750	605,482
2.60%, 12/01/24 (Call 11/01/24)	630	604,422
2.60%, 12/15/25 (Call 11/15/25)	1,038	978,709
3.10%, 05/15/30 (Call 02/15/30)	768	673,329
5.10%, 12/15/27 (Call 11/15/27)	380	384,955
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	678	646,175
3.80%, 11/01/25 (Call 08/01/25)(b)	570	552,455
3.85%, 11/15/24 (Call 08/15/24)(b)	480	471,053
4.20%, 11/01/46 (Call 05/01/46)(b)	430	373,369
4.50%, 02/15/45 (Call 08/15/44)(b)	271	243,385
4.60%, 05/01/28 (Call 04/01/28)(b)	480	478,834
4.90%, 05/01/33 (Call 02/01/33)	480	479,981
5.40%, 05/01/53 (Call 11/01/52)	480	482,995
5.63%, 03/15/42(b)	554	570,387
6.70%, 06/01/34(b)	78	89,701
7.00%, 10/15/37(b)	575	684,158
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	935	813,011
4.25%, 02/01/29 (Call 11/01/28)(b)	410	396,548
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(c)	80	53,354
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	415	257,092
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(b)	410	376,790
6.00%, 06/01/29 (Call 06/01/24)(b)	345	283,697
7.75%, 02/15/28 (Call 02/15/25)(b)	265	266,325
9.50%, 11/01/27 (Call 11/01/23)(b)	547	524,305
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	444	393,388
3.75%, 10/01/30 (Call 10/01/25)(b)	670	585,118
4.50%, 07/01/28 (Call 07/01/23)(b)	596	561,545
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/23)(e)	800	781,368
GEO Group Inc. (The), 9.50%, 12/31/28
(Call 08/19/23)(b)	180	174,917
GEO Group, Inc. (The), 10.50%, 06/30/28
(Call 06/30/23)	133	134,305
George Washington University (The)
4.87%, 09/15/45	320	313,322
Series 2014, 4.30%, 09/15/44	210	190,686
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	462	407,886
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	522	361,986
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	190	179,434
Series B, 4.32%, 04/01/49 (Call 10/01/48)	80	71,174
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	205	183,949

Security	Par (000)	Value

Commercial Services (continued)
1.50%, 11/15/24 (Call 10/15/24)	$88	$83,039
2.15%, 01/15/27 (Call 12/15/26)	495	444,159
2.65%, 02/15/25 (Call 01/15/24)	1,017	971,733
2.90%, 05/15/30 (Call 02/15/30)	670	573,902
2.90%, 11/15/31 (Call 08/15/31)	880	728,262
3.20%, 08/15/29 (Call 05/15/29)	1,092	966,649
4.15%, 08/15/49 (Call 02/15/49)	1,021	764,586
4.45%, 06/01/28 (Call 03/01/28)	272	261,204
4.80%, 04/01/26 (Call 01/01/26)	762	753,542
4.95%, 08/15/27 (Call 07/15/27)	450	447,349
5.30%, 08/15/29 (Call 06/15/29)	275	273,465
5.40%, 08/15/32 (Call 05/15/32)	135	133,477
5.95%, 08/15/52 (Call 02/15/52)	485	470,324
Graham Holdings Co., 5.75%, 06/01/26
(Call 06/01/23)(b)	295	291,150
Grand Canyon University
4.13%, 10/01/24	275	261,049
4.38%, 10/01/26	150	136,545
5.13%, 10/01/28 (Call 08/01/28)	305	276,665
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,141	992,533
2.65%, 07/15/31 (Call 04/15/31)	450	353,862
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(b)	1,016	970,239
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	442	397,990
5.00%, 12/01/29 (Call 12/01/24)(b)	705	576,535
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	135	109,829
HPHT Finance 19 Ltd., 2.88%, 11/05/24(e)	600	581,478
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(Call 08/17/26)(e)	400	358,736
HPHT Finance 21 Ltd., 2.00%, 03/19/26
(Call 02/19/26)(e)	600	554,466
Hutama Karya Persero PT, 3.75%, 05/11/30
(Call 02/11/30)(e)	450	420,255
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	220	225,295
Series 2013, 4.08%, 07/01/53	245	221,399
Series A, 2.81%, 01/01/60 (Call 07/01/59)	203	138,322
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(b)	305	289,848
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/24)(b)	280	253,562
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	281	251,990
2.41%, 06/01/50 (Call 12/01/49)	340	230,880
3.65%, 05/01/48 (Call 11/01/47)	375	328,492
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	357	279,295
3.89%, 07/01/2116	133	102,873
3.96%, 07/01/38	200	188,220
4.68%, 07/01/2114	338	319,295
5.60%, 07/01/2111	394	448,411
Series F, 2.99%, 07/01/50 (Call 01/01/50)	285	222,120
Series G, 2.29%, 07/01/51 (Call 01/01/51)(c)	486	321,110
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/23)(b)	141	135,086
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/23)(e)	400	386,420
Metis Merger Sub LLC, 6.50%, 05/15/29
(Call 05/15/24)(b)	500	425,550
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	301	299,655

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	$370	$303,267
2.75%, 08/19/41 (Call 02/19/41)	445	323,404
3.10%, 11/29/61 (Call 05/29/61)	645	430,241
3.25%, 01/15/28 (Call 10/15/27)	1,032	981,091
3.25%, 05/20/50 (Call 11/20/49)	420	305,298
3.75%, 03/24/25 (Call 02/24/25)	135	132,027
3.75%, 02/25/52 (Call 08/25/51)	285	228,633
4.25%, 02/01/29 (Call 11/01/28)	155	151,948
4.88%, 12/17/48 (Call 06/17/48)	445	418,558
5.25%, 07/15/44	534	530,492
Movida Europe SA, 5.25%, 02/08/31
(Call 02/08/26)(c)(e)	600	442,440
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	905	692,307
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	925	582,768
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(b)	2,050	1,929,562
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(b)	670	605,057
Northeastern University, Series 2020, 2.89%, 10/01/50	353	251,537
Northwestern University
4.64%, 12/01/44	338	335,026
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	529	434,129
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	178	124,958
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	782	736,871
2.30%, 06/01/30 (Call 03/01/30)	820	706,824
2.40%, 10/01/24 (Call 09/01/24)	1,257	1,216,701
2.65%, 10/01/26 (Call 08/01/26)	752	712,332
2.85%, 10/01/29 (Call 07/01/29)	1,679	1,523,995
3.25%, 06/01/50 (Call 12/01/49)	1,098	792,899
4.40%, 06/01/32 (Call 03/01/32)	468	459,230
5.05%, 06/01/52 (Call 12/01/51)	455	437,683
5.25%, 06/01/62 (Call 12/01/61)	645	620,348
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	300	235,161
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)(c)	450	294,993
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(b)	457	455,382
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)(c)	50	44,085
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	286	199,248
3.15%, 07/15/46 (Call 01/15/46)	621	502,967
3.30%, 07/15/56 (Call 01/15/56)	601	469,897
6.50%, 01/15/39(b)	155	185,944
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	870	779,824
5.25%, 04/15/24(b)	410	407,290
5.75%, 04/15/26(b)	1,010	1,002,617
6.25%, 01/15/28 (Call 01/15/24)(b)(c)	1,115	1,044,788
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)	420	378,025
PSA Treasury Pte Ltd.
2.25%, 04/30/30 (Call 01/30/30)(e)	800	700,928
2.50%, 04/12/26 (Call 10/12/25)(e)	200	189,442
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	200	175,974
Quanta Services Inc.
0.95%, 10/01/24 (Call 05/30/23)	20	18,837

Security	Par (000)	Value

Commercial Services (continued)
2.35%, 01/15/32 (Call 10/15/31)	$430	$346,937
2.90%, 10/01/30 (Call 07/01/30)	905	784,816
3.05%, 10/01/41 (Call 04/01/41)	400	281,928
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	944	848,675
4.00%, 03/18/29 (Call 12/18/28)	786	769,659
4.75%, 05/20/32 (Call 02/20/32)	80	80,249
Rent-A-Center Inc./TX, 6.38%, 02/15/29
(Call 02/15/24)(b)(c)	332	291,104
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	449	301,750
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	150	147,375
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	791	638,527
2.30%, 08/15/60 (Call 02/15/60)	1,453	854,248
2.45%, 03/01/27 (Call 02/01/27)	60	56,369
2.50%, 12/01/29 (Call 09/01/29)	800	711,872
2.70%, 03/01/29 (Call 01/01/29)	200	182,612
2.90%, 03/01/32 (Call 12/01/31)	245	217,533
2.95%, 01/22/27 (Call 10/22/26)	365	350,287
3.25%, 12/01/49 (Call 06/01/49)	899	681,415
3.70%, 03/01/52 (Call 09/01/51)	530	443,303
3.90%, 03/01/62 (Call 09/01/61)	55	45,807
4.25%, 05/01/29 (Call 02/01/29)	508	502,463
4.75%, 08/01/28 (Call 05/01/28)	415	423,167
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 05/30/23)(b)	625	555,312
9.25%, 04/15/25 (Call 03/16/25)(b)	610	562,646
11.25%, 12/15/27 (Call 06/15/25)(b)	545	478,216
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	570	485,686
4.00%, 05/15/31 (Call 05/15/26)	535	470,848
4.63%, 12/15/27 (Call 12/15/23)	375	364,249
5.13%, 06/01/29 (Call 06/01/24)	570	550,819
7.50%, 04/01/27(c)	240	250,963
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(e)	1,000	871,900
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(e)	400	387,392
3.38%, 06/18/29(e)	300	282,690
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(b)	285	268,105
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	220	89,786
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)	210	178,731
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(b)	560	524,020
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	185	151,587
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(e)	400	301,004
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	280	230,779
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	377	290,233
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	375	310,650
3.38%, 03/22/27 (Call 12/22/26)(b)	235	222,449
4.13%, 02/02/26 (Call 11/02/25)(b)	35	34,143
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	325	284,164
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	1,448	1,366,753
3.15%, 06/15/31 (Call 03/15/31)(b)	775	617,365
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	105	83,028

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Trustees of Boston College, 3.13%, 07/01/52	$195	$147,976
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	357	324,206
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	200	193,288
5.70%, 03/01/39	317	358,334
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	568	401,536
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	255	186,275
4.67%, 09/01/2112	15	13,826
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	240	157,090
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	575	493,292
3.88%, 11/15/27 (Call 05/09/23)	604	566,262
3.88%, 02/15/31 (Call 08/15/25)	896	787,871
4.00%, 07/15/30 (Call 07/15/25)	525	469,775
4.88%, 01/15/28 (Call 01/15/24)	1,290	1,242,218
5.25%, 01/15/30 (Call 01/15/25)	555	537,057
5.50%, 05/15/27 (Call 05/15/23)	375	372,574
6.00%, 12/15/29 (Call 12/15/25)(b)	935	947,529
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	155	114,714
4.00%, 10/01/53 (Call 04/01/53)	575	511,198
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	85	67,873
Series C, 2.55%, 04/01/50 (Call 10/01/49)	256	180,337
University of Miami, 4.06%, 04/01/52	61	52,839
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	404	335,631
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	540	452,785
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	330	233,937
3.03%, 10/01/39	738	618,710
5.25%, 10/01/2111	225	235,971
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	503	449,244
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	185	138,001
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	173	110,213
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	400	295,256
4.00%, 06/15/25 (Call 03/15/25)	264	258,300
4.13%, 03/15/29 (Call 12/15/28)	672	650,039
5.50%, 06/15/45 (Call 12/15/44)	399	390,609
5.75%, 04/01/33 (Call 01/01/33)	460	484,435
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/15/23)(b)	760	766,240
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/24)(b)	635	596,005
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	375	311,332
4.35%, 04/15/2122 (Call 10/15/21)	99	84,364
William Marsh Rice University
3.57%, 05/15/45	365	316,418
3.77%, 05/15/55	300	263,277
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	430	397,819
WW International Inc., 4.50%, 04/15/29
(Call 04/15/24)(b)(c)	350	223,146
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	220	205,511
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	428	360,265
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	413	280,220

Security	Par (000)	Value

Commercial Services (continued)
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(e)	$600	$554,364
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	390	340,045

		130,748,315

Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(b)	295	246,372
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	617	524,820
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,341	1,237,166
0.70%, 02/08/26 (Call 01/08/26)	1,585	1,447,153
1.13%, 05/11/25 (Call 04/11/25)	1,361	1,279,884
1.20%, 02/08/28 (Call 12/08/27)	1,922	1,700,028
1.25%, 08/20/30 (Call 05/20/30)	1,031	851,503
1.40%, 08/05/28 (Call 06/05/28)	725	637,645
1.65%, 05/11/30 (Call 02/11/30)	1,722	1,472,069
1.65%, 02/08/31 (Call 11/08/30)	2,071	1,744,652
1.70%, 08/05/31 (Call 05/05/31)	688	575,209
1.80%, 09/11/24 (Call 08/11/24)	1,540	1,488,256
2.05%, 09/11/26 (Call 07/11/26)	1,940	1,819,487
2.20%, 09/11/29 (Call 06/11/29)	1,576	1,417,313
2.38%, 02/08/41 (Call 08/08/40)	1,058	792,749
2.40%, 08/20/50 (Call 02/20/50)	1,077	731,143
2.45%, 08/04/26 (Call 05/04/26)	1,521	1,450,730
2.50%, 02/09/25	798	774,108
2.55%, 08/20/60 (Call 02/20/60)	1,225	810,950
2.65%, 05/11/50 (Call 11/11/49)	1,843	1,308,862
2.65%, 02/08/51 (Call 08/08/50)	2,220	1,557,929
2.70%, 08/05/51 (Call 02/05/51)	1,095	773,618
2.75%, 01/13/25 (Call 11/13/24)	855	834,471
2.80%, 02/08/61 (Call 02/08/60)	1,320	893,006
2.85%, 05/11/24 (Call 03/11/24)	1,692	1,661,493
2.85%, 08/05/61 (Call 02/05/61)	960	658,896
2.90%, 09/12/27 (Call 06/12/27)	1,241	1,191,980
2.95%, 09/11/49 (Call 03/11/49)	1,235	935,883
3.00%, 06/20/27 (Call 03/20/27)	777	751,110
3.00%, 11/13/27 (Call 08/13/27)	969	933,690
3.20%, 05/13/25	1,595	1,564,839
3.20%, 05/11/27 (Call 02/11/27)	1,854	1,807,724
3.25%, 02/23/26 (Call 11/23/25)	3,025	2,962,745
3.25%, 08/08/29 (Call 06/08/29)	1,045	1,001,465
3.35%, 02/09/27 (Call 11/09/26)	2,150	2,103,108
3.35%, 08/08/32 (Call 05/08/32)	940	891,637
3.45%, 05/06/24	1,025	1,010,712
3.45%, 02/09/45	1,439	1,228,561
3.75%, 09/12/47 (Call 03/12/47)	457	398,659
3.75%, 11/13/47 (Call 05/13/47)	433	379,079
3.85%, 05/04/43	2,307	2,110,351
3.85%, 08/04/46 (Call 02/04/46)	1,596	1,427,415
3.95%, 08/08/52 (Call 02/08/52)	1,300	1,160,289
4.10%, 08/08/62 (Call 02/08/62)	765	681,156
4.25%, 02/09/47 (Call 08/09/46)	988	950,377
4.38%, 05/13/45	1,764	1,709,722
4.45%, 05/06/44	947	949,159
4.50%, 02/23/36 (Call 08/23/35)	1,215	1,260,927
4.65%, 02/23/46 (Call 08/23/45)	2,872	2,890,007
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	540	497,092
4.00%, 07/01/29 (Call 07/01/24)(b)	324	293,295

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
CA Magnum Holdings, 5.38%, 10/31/26
(Call 10/31/23)(e)	$800	$704,608
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	430	388,234
2.30%, 09/14/31 (Call 06/14/31)	405	324,053
Condor Merger Sub Inc., 7.38%, 02/15/30
(Call 02/15/25)(b)	1,495	1,242,689
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(b)	366	301,621
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	345	243,708
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	529	460,325
Dell Inc.
6.50%, 04/15/38	415	426,076
7.10%, 04/15/28(c)	700	754,523
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	800	565,560
3.45%, 12/15/51 (Call 06/15/51)(b)	1,110	728,826
4.00%, 07/15/24 (Call 06/15/24)	683	674,039
4.90%, 10/01/26 (Call 08/01/26)	574	575,188
5.30%, 10/01/29 (Call 07/01/29)	1,303	1,317,151
5.75%, 02/01/33 (Call 11/01/32)(c)	200	202,620
5.85%, 07/15/25 (Call 06/15/25)	1,060	1,080,808
6.02%, 06/15/26 (Call 03/15/26)	1,621	1,668,090
6.10%, 07/15/27 (Call 05/15/27)	431	452,442
6.20%, 07/15/30 (Call 04/15/30)	498	525,674
8.10%, 07/15/36 (Call 01/15/36)	942	1,108,338
8.35%, 07/15/46 (Call 01/15/46)	626	773,880
Diebold Nixdorf Inc.
8.50%, 10/15/26 (Call 05/22/23)(b)	269	48,272
9.38%, 07/15/25 (Call 05/15/23)(b)(c)	478	213,527
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	360	316,739
2.38%, 09/15/28 (Call 07/15/28)	513	435,101
Exela Intermediate LLC/Exela Finance Inc., 11.50%,
07/15/26 (Call 05/30/23)(b)	495	61,034
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	898	815,177
2.20%, 03/15/31 (Call 12/15/30)	692	572,616
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	69	66,713
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%,
04/10/26 (Call 03/10/26)	60	55,282
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	548	506,303
4.90%, 10/15/25 (Call 07/15/25)	2,470	2,459,824
6.20%, 10/15/35 (Call 04/15/35)	884	952,050
6.35%, 10/15/45 (Call 04/15/45)	1,070	1,108,584
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	885	800,067
2.20%, 06/17/25 (Call 05/17/25)	700	662,543
2.65%, 06/17/31 (Call 03/17/31)	922	750,914
3.00%, 06/17/27 (Call 04/17/27)	799	744,668
3.40%, 06/17/30 (Call 03/17/30)	948	840,753
4.00%, 04/15/29 (Call 02/15/29)	535	507,822
4.20%, 04/15/32 (Call 01/15/32)	400	358,684
4.75%, 01/15/28 (Call 12/15/27)	450	446,832
5.50%, 01/15/33 (Call 10/15/32)	445	441,476
6.00%, 09/15/41	1,200	1,217,220

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	$1,059	$957,590
1.95%, 05/15/30 (Call 02/15/30)	1,588	1,335,444
2.20%, 02/09/27 (Call 01/09/27)	25	23,133
2.72%, 02/09/32 (Call 11/09/31)	335	290,194
2.85%, 05/15/40 (Call 11/15/39)	998	737,891
2.95%, 05/15/50 (Call 11/15/49)	810	546,215
3.00%, 05/15/24	1,297	1,271,488
3.30%, 05/15/26	2,310	2,239,799
3.30%, 01/27/27	403	388,907
3.43%, 02/09/52 (Call 08/09/51)	595	435,350
3.45%, 02/19/26	1,127	1,097,416
3.50%, 05/15/29	815	764,527
4.00%, 06/20/42	825	707,446
4.15%, 07/27/27 (Call 06/27/27)	695	689,377
4.15%, 05/15/39	1,441	1,276,856
4.25%, 05/15/49	1,465	1,265,320
4.40%, 07/27/32 (Call 04/27/32)(c)	550	538,956
4.50%, 02/06/26	530	530,700
4.50%, 02/06/28 (Call 01/06/28)	530	530,959
4.70%, 02/19/46	1,147	1,048,610
4.75%, 02/06/33 (Call 11/06/32)	535	533,748
4.90%, 07/27/52 (Call 01/27/52)	300	280,422
5.10%, 02/06/53 (Call 08/06/52)	530	511,418
5.60%, 11/30/39	335	347,522
5.88%, 11/29/32	238	258,639
6.22%, 08/01/27	594	633,756
6.50%, 01/15/28	387	419,934
7.00%, 10/30/25	448	473,980
7.13%, 12/01/96(c)	403	526,536
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	170	157,316
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	240	210,151
2.70%, 10/15/28 (Call 08/15/28)	195	164,670
3.15%, 10/15/31 (Call 07/15/31)	360	276,872
4.10%, 10/15/41 (Call 04/15/41)	625	420,369
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	744	603,332
3.63%, 05/15/25 (Call 04/15/25)	385	374,355
4.38%, 05/15/30 (Call 02/15/30)	865	816,439
5.75%, 03/15/33 (Call 12/15/32)	110	112,451
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(e)	1,200	1,013,412
5.83%, 01/27/28 (Call 12/27/27)(e)	200	201,736
5.88%, 04/24/25(e)	1,400	1,410,570
6.54%, 07/27/32 (Call 04/27/32)(e)	200	200,994
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(b)	465	405,726
5.13%, 04/15/29 (Call 04/15/24)(b)	925	800,227
5.25%, 10/01/30 (Call 10/01/25)(b)	330	276,877
5.75%, 09/01/27 (Call 09/01/23)(b)	605	592,144
6.13%, 09/01/29 (Call 09/01/24)(b)	405	396,868
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	985	923,753
2.38%, 06/22/27 (Call 04/22/27)	490	452,696
2.70%, 06/22/30 (Call 03/22/30)	552	477,557
3.30%, 09/29/24 (Call 07/29/24)	505	491,784
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(b)	380	359,894
8.25%, 02/01/28 (Call 02/01/24)(b)(c)	415	391,009

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Science Applications International Corp., 4.88%,
04/01/28 (Call 04/01/24)(b)	$230	$217,217
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	10	7,861
4.09%, 06/01/29 (Call 03/01/29)	465	403,490
4.13%, 01/15/31 (Call 10/15/30)	405	336,174
4.75%, 01/01/25	395	384,378
4.88%, 03/01/24 (Call 01/01/24)	300	296,235
4.88%, 06/01/27 (Call 03/01/27)	369	353,646
5.75%, 12/01/34 (Call 06/01/34)	379	335,392
9.63%, 12/01/32 (Call 12/01/27)(b)	530	581,202
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	295	248,682
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(b)	175	175,879
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	405	270,698
Vericast Corp.
11.00%, 09/15/26 (Call 09/15/23)(b)	913	958,788
12.50%, 12/15/27 (Call 12/15/23)(b)	300	337,458
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	285	229,744
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	790	624,614
3.10%, 02/01/32 (Call 11/01/31)	565	409,122
4.75%, 02/15/26 (Call 11/15/25)	1,654	1,572,722
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(e)	600	543,696

		129,161,481

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.45%, 03/15/43	185	187,977
Bestfoods, Series E, 7.25%, 12/15/26	705	769,479
Colgate-Palmolive Co.
3.10%, 08/15/25	310	302,594
3.10%, 08/15/27 (Call 07/15/27)	505	491,395
3.25%, 08/15/32 (Call 05/15/32)	510	479,023
3.70%, 08/01/47 (Call 02/01/47)	710	635,038
4.00%, 08/15/45	500	465,310
4.60%, 03/01/28 (Call 02/01/28)	140	144,453
4.60%, 03/01/33 (Call 12/01/32)	190	197,085
4.80%, 03/02/26	150	153,387
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(b)	545	532,182
6.50%, 04/15/26 (Call 04/15/24)(b)(c)	535	534,010
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29
(Call 01/15/25)(b)	313	295,265
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	365	324,339
5.50%, 06/01/28 (Call 06/01/23)(b)	549	527,671
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	707	599,621
2.00%, 12/01/24 (Call 11/01/24)	832	797,788
2.38%, 12/01/29 (Call 09/01/29)	380	338,458
2.60%, 04/15/30 (Call 01/15/30)	195	175,286
3.13%, 12/01/49 (Call 06/01/49)	508	393,644
3.15%, 03/15/27 (Call 12/15/26)	282	274,231
4.15%, 03/15/47 (Call 09/15/46)	443	404,774
4.38%, 06/15/45 (Call 12/15/44)	437	410,321
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	690	658,143
3.38%, 03/24/29 (Call 01/24/29)	1,050	975,660
3.63%, 03/24/32 (Call 12/24/31)	1,745	1,600,584
4.00%, 03/24/52 (Call 09/24/51)	120	101,026

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
GSK Consumer Healthcare Capital UK PLC, 3.13%,
03/24/25	$1,600	$1,545,872
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	1,235	1,278,805
5.00%, 03/22/30 (Call 01/22/30)	690	715,613
5.05%, 03/22/28 (Call 02/22/28)(b)	928	961,028
5.05%, 03/22/53 (Call 09/22/52)	970	1,005,327
5.10%, 03/22/43 (Call 09/22/42)	685	710,277
5.20%, 03/22/63 (Call 09/22/62)(b)	375	390,210
5.35%, 03/22/26 (Call 02/22/26)(b)	13	13,348
5.50%, 03/22/25(b)	41	41,702
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(e)	400	354,164
Natura Cosmeticos SA, 4.13%, 05/03/28
(Call 03/03/28)(e)	800	664,696
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 05/04/23)(b)(c)	370	216,987
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,342	1,229,379
1.00%, 04/23/26	290	266,527
1.20%, 10/29/30	1,425	1,172,262
1.90%, 02/01/27	15	13,991
1.95%, 04/23/31	421	365,980
2.30%, 02/01/32	212	188,423
2.45%, 11/03/26	393	373,590
2.70%, 02/02/26	396	383,526
2.80%, 03/25/27	970	931,442
2.85%, 08/11/27	455	436,463
3.00%, 03/25/30	1,285	1,209,686
3.50%, 10/25/47	485	418,962
3.55%, 03/25/40	910	815,870
3.60%, 03/25/50	630	552,642
3.95%, 01/26/28	760	763,238
4.05%, 01/26/33	450	453,749
4.10%, 01/26/26	1,855	1,860,955
5.55%, 03/05/37	55	62,967
5.80%, 08/15/34(c)	50	57,013
Unilever Capital Corp.
0.63%, 08/12/24 (Call 05/30/23)	1,015	961,743
1.38%, 09/14/30 (Call 06/14/30)	680	556,186
1.75%, 08/12/31 (Call 05/12/31)	315	259,878
2.00%, 07/28/26	578	542,817
2.13%, 09/06/29 (Call 06/06/29)	195	172,105
2.60%, 05/05/24 (Call 03/05/24)	507	495,516
2.90%, 05/05/27 (Call 02/05/27)	330	315,827
3.10%, 07/30/25	495	481,229
3.38%, 03/22/25 (Call 01/22/25)	430	420,983
3.50%, 03/22/28 (Call 12/22/27)	540	529,340
5.90%, 11/15/32	1,219	1,373,581
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	360	252,378

		38,585,021

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)	340	293,393
4.00%, 01/15/28 (Call 01/15/24)(b)	585	536,404
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 05/01/23)(b)	490	449,423
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	220	192,749
4.25%, 04/20/27 (Call 03/20/27)(b)	140	136,195
4.50%, 10/24/28 (Call 07/24/28)(b)	894	868,342

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
4.65%, 04/20/32 (Call 01/20/32)(b)	$200	$191,140
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/15/23)(b)	290	273,957
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(b)	970	838,022
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 06/01/23)(b)	314	312,452
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(e)	400	365,460
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	335	300,739
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(b)	240	204,929
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(b)	395	408,734
7.75%, 03/15/31 (Call 03/15/26)(b)	580	616,238
Univar Solutions USA Inc., 5.13%, 12/01/27
(Call 12/01/23)(b)	297	297,689
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(b)	317	11,596
9.00%, 11/15/26 (Call 11/15/23)(b)(c)	508	47,132
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	470	449,306
3.75%, 05/15/46 (Call 11/15/45)	215	177,001
4.20%, 05/15/47 (Call 11/15/46)	130	115,734
4.60%, 06/15/45 (Call 12/15/44)	945	902,447

		7,989,082

Diversified Financial Services — 1.3%
Advisor Group Holdings Inc., 10.75%, 08/01/27
(Call 08/01/23)(b)	260	259,602
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	860	804,573
1.75%, 01/30/26 (Call 12/30/25)	755	677,416
2.45%, 10/29/26 (Call 09/29/26)	1,150	1,031,446
2.88%, 08/14/24 (Call 07/14/24)	1,247	1,196,708
3.00%, 10/29/28 (Call 08/29/28)	1,801	1,565,483
3.30%, 01/30/32 (Call 10/30/31)	2,180	1,783,567
3.40%, 10/29/33 (Call 07/29/33)	550	442,343
3.50%, 01/15/25 (Call 11/15/24)	1,315	1,260,796
3.65%, 07/21/27 (Call 04/21/27)	1,406	1,303,418
3.85%, 10/29/41 (Call 04/29/41)	1,055	792,906
3.88%, 01/23/28 (Call 10/23/27)	1,063	987,091
4.45%, 10/01/25 (Call 08/01/25)	810	785,668
4.45%, 04/03/26 (Call 02/03/26)	1,183	1,144,008
4.63%, 10/15/27 (Call 08/15/27)	857	825,334
6.50%, 07/15/25 (Call 06/15/25)	755	762,037
Series 3NC1, 1.75%, 10/29/24 (Call 05/29/23)	5	4,686
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	240	208,205
3.50%, 08/01/25	175	167,813
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(b)	375	349,425
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(b)	350	359,355
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	5	4,696
1.88%, 08/15/26 (Call 07/15/26)	325	289,403
2.10%, 09/01/28 (Call 07/01/28)	505	424,675
2.20%, 01/15/27 (Call 12/15/26)	80	71,663
2.30%, 02/01/25 (Call 01/01/25)	528	500,079
2.88%, 01/15/26 (Call 12/15/25)(c)	1,045	976,009
2.88%, 01/15/32 (Call 10/15/31)	50	40,989
3.00%, 02/01/30 (Call 11/01/29)	592	507,184

Security	Par (000)	Value

Diversified Financial Services (continued)
3.13%, 12/01/30 (Call 09/01/30)	$935	$797,359
3.25%, 03/01/25 (Call 01/01/25)	544	521,897
3.25%, 10/01/29 (Call 07/01/29)	418	370,177
3.38%, 07/01/25 (Call 06/01/25)	945	905,376
3.63%, 04/01/27 (Call 01/01/27)	523	491,223
3.63%, 12/01/27 (Call 09/01/27)	1,228	1,132,253
3.75%, 06/01/26 (Call 04/01/26)	770	733,433
4.25%, 09/15/24 (Call 06/15/24)	1,029	1,010,581
4.63%, 10/01/28 (Call 07/01/28)	605	578,791
5.30%, 02/01/28 (Call 01/01/28)	550	544,604
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	200	173,980
4.13%, 05/01/24 (Call 02/01/24)	610	596,989
4.25%, 06/15/26 (Call 04/15/26)	474	450,338
5.25%, 08/11/25 (Call 07/11/25)(b)	1,530	1,500,333
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	865	704,309
3.88%, 05/21/24 (Call 04/21/24)	629	612,407
4.63%, 03/30/25	645	627,708
4.75%, 06/09/27 (Call 05/09/27)	585	554,165
5.13%, 09/30/24	759	744,609
5.75%, 11/20/25 (Call 10/20/25)(c)	859	833,324
5.80%, 05/01/25 (Call 04/01/25)	855	846,963
6.70%, 02/14/33 (Call 11/16/32)	375	337,594
7.10%, 11/15/27 (Call 10/15/27)	885	912,541
8.00%, 11/01/31	2,161	2,283,923
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	750	679,965
2.25%, 03/04/25 (Call 02/01/25)	420	399,899
2.50%, 07/30/24 (Call 06/29/24)	1,275	1,236,559
2.55%, 03/04/27 (Call 02/01/27)	935	866,221
3.00%, 10/30/24 (Call 09/29/24)	888	862,452
3.13%, 05/20/26 (Call 04/20/26)	1,171	1,125,846
3.30%, 05/03/27 (Call 04/02/27)	1,662	1,583,005
3.38%, 05/03/24	150	147,200
3.63%, 12/05/24 (Call 11/04/24)	435	425,547
3.95%, 08/01/25 (Call 07/01/25)	1,220	1,196,588
4.05%, 05/03/29 (Call 03/03/29)	370	362,689
4.05%, 12/03/42	1,654	1,500,343
4.20%, 11/06/25 (Call 10/06/25)	801	792,966
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	1,040	999,513
4.90%, 02/13/26 (Call 01/13/26)	1,200	1,208,400
4.99%, 05/01/26 (Call 05/01/25)	1,200	1,199,184
4.99%, 05/26/33 (Call 05/26/32), (1-day SOFR + 2.255%)(a)	530	523,486
5.04%, 05/01/34 (Call 05/01/33)	1,090	1,093,270
5.85%, 11/05/27 (Call 10/05/27)	985	1,031,482
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	50	47,786
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	936	889,593
3.00%, 04/02/25 (Call 03/02/25)	450	433,822
3.70%, 10/15/24	285	279,465
4.50%, 05/13/32 (Call 02/13/32)	305	295,993
5.15%, 05/15/33 (Call 02/15/33)	365	368,070
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	523	460,230

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	$530	$436,858
3.95%, 07/15/26 (Call 06/15/26)(b)	570	497,644
Apollo Management Holdings LP
4.00%, 05/30/24(b)	778	761,794
4.95%, 01/14/50 (Call 01/14/24), (5-year CMT + 3.266%)(a)(b)	346	289,443
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25),
(5-year CMT + 2.974%)(a)(e)	600	564,774
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	215	184,532
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(a)(b)	750	572,257
Aretec Escrow Issuer Inc., 7.50%, 04/01/29
(Call 04/01/24)(b)	295	249,010
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	310	256,531
ASG Finance Designated Activity Co., 7.88%, 12/03/24
(Call 12/03/23)(b)	200	195,462
Avation Capital SA, 8.25%, 10/31/26 (Call 05/29/23),
(9.00% PIK)(b)(c)(h)	270	236,487
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	440	394,024
1.95%, 09/20/26 (Call 08/20/26)(b)	1,710	1,492,625
3.50%, 11/01/27 (Call 07/01/27)(b)	1,461	1,320,379
4.13%, 08/01/25 (Call 06/01/25)(b)	372	355,290
4.88%, 10/01/25 (Call 07/01/25)(b)	435	421,324
5.50%, 12/15/24 (Call 11/15/24)(b)	252	248,593
6.25%, 04/15/28 (Call 03/15/28)(b)	1,600	1,613,984
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	985	874,572
2.53%, 11/18/27 (Call 10/18/27)(b)	1,106	930,445
2.75%, 02/21/28 (Call 12/21/27)(b)	715	600,064
2.88%, 02/15/25 (Call 01/15/25)(b)	920	863,356
3.25%, 02/15/27 (Call 12/15/26)(b)	1,540	1,374,512
3.95%, 07/01/24 (Call 06/01/24)(b)	883	857,367
4.25%, 04/15/26 (Call 03/15/26)(b)	923	863,771
4.38%, 05/01/26 (Call 03/01/26)(b)	1,036	976,813
5.25%, 05/15/24 (Call 04/15/24)(b)	745	735,471
5.50%, 01/15/26 (Call 12/15/25)(b)	875	856,984
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(e)	400	333,628
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(e)	200	182,080
4.50%, 01/10/25 (Call 12/10/24)(c)(e)	800	775,032
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	365	351,280
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	680	516,113
1.63%, 08/05/28 (Call 06/05/28)(b)	140	117,211
2.00%, 01/30/32 (Call 10/30/31)(b)	218	167,293
2.50%, 01/10/30 (Call 10/10/29)(b)	975	814,213
2.55%, 03/30/32 (Call 12/30/31)(b)	295	236,755
2.80%, 09/30/50 (Call 03/30/50)(b)	528	305,992
2.85%, 08/05/51 (Call 02/05/51)(b)	230	134,564
3.15%, 10/02/27 (Call 07/02/27)(b)(c)	470	433,288
3.20%, 01/30/52 (Call 07/30/51)(b)	200	127,156
3.50%, 09/10/49 (Call 03/10/49)(b)	1,311	890,221
4.00%, 10/02/47 (Call 04/02/47)(b)	255	193,185
4.45%, 07/15/45(b)	485	399,043
5.00%, 06/15/44(b)	570	491,693
5.90%, 11/03/27 (Call 10/03/27)(b)	100	102,761
6.20%, 04/22/33 (Call 01/22/33)(b)	200	208,636

Security	Par (000)	Value

Diversified Financial Services (continued)
Blue Bright Ltd.
2.38%, 02/09/26(e)	$600	$553,632
2.50%, 06/04/25(e)	400	376,352
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	510	386,014
4.13%, 10/07/51 (Call 04/07/51)(b)	135	85,567
4.38%, 02/15/32 (Call 11/15/31)(b)	100	80,448
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(e)	400	366,252
2.63%, 01/17/25 (Call 12/17/24)(e)	800	765,408
2.63%, 09/17/30 (Call 06/17/30)(b)	600	521,928
3.00%, 09/11/29 (Call 06/11/29)(b)(c)	400	359,972
3.25%, 04/29/25 (Call 03/29/25)(b)	1,000	961,340
3.50%, 10/10/24 (Call 09/10/24)(e)	400	390,028
3.50%, 09/18/27 (Call 06/18/27)(e)	200	189,946
3.88%, 04/27/26 (Call 01/27/26)(e)	650	627,042
BOCOM International Blossom Ltd., 1.75%, 06/28/26(e)	400	362,928
Bocom Leasing Management Hong Kong Co. Ltd.,
1.13%, 06/18/24(e)	400	382,616
Brightsphere Investment Group Inc., 4.80%, 07/27/26	175	164,850
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	195	158,849
2.72%, 04/15/31 (Call 01/15/31)	678	571,873
3.50%, 03/30/51 (Call 09/30/50)	503	338,947
3.63%, 02/15/52 (Call 08/15/51)	270	184,731
3.90%, 01/25/28 (Call 10/25/27)	697	658,240
4.25%, 06/02/26 (Call 03/02/26)	410	398,163
4.35%, 04/15/30 (Call 01/15/30)	813	771,358
4.70%, 09/20/47 (Call 03/20/47)	414	359,215
4.85%, 03/29/29 (Call 12/29/28)	993	976,099
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	477	322,867
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(b)	295	277,291
6.88%, 04/15/30 (Call 04/15/25)(b)	275	255,816
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	630	597,460
4.88%, 05/01/24 (Call 04/01/24)(b)	661	647,681
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	1,050	913,363
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	1,050	760,945
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(a)	375	291,817
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(a)	640	601,638
3.20%, 02/05/25 (Call 01/05/25)	1,120	1,069,645
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)	905	787,522
3.30%, 10/30/24 (Call 09/30/24)	2,123	2,070,307
3.65%, 05/11/27 (Call 04/11/27)	1,324	1,234,961
3.75%, 07/28/26 (Call 06/28/26)	1,181	1,107,081
3.75%, 03/09/27 (Call 02/09/27)	1,572	1,472,005
3.80%, 01/31/28 (Call 12/31/27)	1,150	1,072,708
4.17%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.370%)(a)	572	557,248
4.20%, 10/29/25 (Call 09/29/25)	919	877,801
4.25%, 04/30/25 (Call 03/31/25)	520	503,802

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	$880	$853,406
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	555	542,807
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(a)	415	401,180
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)	1,010	962,429
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	770	757,341
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	755	736,238
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(b)(c)	307	272,487
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	927	748,460
3.00%, 03/16/32 (Call 12/16/31)	650	572,065
3.65%, 01/12/27 (Call 10/12/26)	954	931,295
CCBL Cayman 1 Corp. Ltd.
1.80%, 07/22/26(e)	600	545,040
1.99%, 07/21/25(e)	800	748,112
3.50%, 05/16/24(e)	400	393,684
CDBL Funding 1
3.50%, 10/24/27(e)	400	379,732
4.25%, 12/02/24(e)	200	197,102
CDBL Funding 2
2.00%, 03/04/26(e)	800	738,016
2.75%, 03/02/25(e)	200	192,104
CDP Financial Inc.
3.15%, 07/24/24(b)	415	407,472
5.60%, 11/25/39(b)	250	276,345
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	1,266	1,121,499
1.15%, 05/13/26 (Call 04/13/26)	1,225	1,084,027
1.65%, 03/11/31 (Call 12/11/30)	655	509,773
1.95%, 12/01/31 (Call 09/01/31)	640	500,723
2.00%, 03/20/28 (Call 01/20/28)	775	676,660
2.30%, 05/13/31 (Call 02/13/31)	590	482,313
2.45%, 03/03/27 (Call 02/03/27)	425	385,356
2.75%, 10/01/29 (Call 07/01/29)	545	473,867
2.90%, 03/03/32 (Call 12/03/31)	700	591,038
3.00%, 03/10/25 (Call 12/10/24)	632	603,004
3.20%, 03/02/27 (Call 12/02/26)	1,100	1,023,539
3.20%, 01/25/28 (Call 10/25/27)	838	776,089
3.25%, 05/22/29 (Call 02/22/29)	370	336,352
3.30%, 04/01/27 (Call 01/01/27)	1,120	1,045,352
3.45%, 02/13/26 (Call 11/13/25)	162	154,448
3.85%, 05/21/25 (Call 03/21/25)	552	535,777
4.00%, 02/01/29 (Call 11/01/28)	683	654,621
4.20%, 03/24/25 (Call 02/22/25)	518	507,915
4.63%, 03/22/30 (Call 12/22/29)	278	273,188
Charming Light Investments Ltd.
4.38%, 12/21/27(e)	600	564,012
5.00%, 09/03/24(e)	250	247,463
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(e)	600	543,636
2.50%, 03/18/25 (Call 02/18/25)(e)	1,200	1,133,220
2.50%, 01/20/28 (Call 10/20/27)(e)	800	696,920
3.00%, 03/18/27 (Call 12/18/26)(e)	400	366,188
3.00%, 01/20/31 (Call 10/20/30)(e)	1,400	1,119,006

Security	Par (000)	Value

Diversified Financial Services (continued)
3.13%, 03/18/30 (Call 12/18/29)(e)	$400	$331,432
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27
(Call 10/28/26)(e)	1,000	926,510
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(e)	200	199,892
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(e)	400	389,112
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(e)	400	385,700
4.75%, 02/08/28(e)	400	385,120
4.75%, 02/21/29(e)	400	381,484
China Cinda Finance I Ltd., 4.38%, 02/08/25(e)	200	195,660
China Development Bank Financial Leasing Co. Ltd.,
2.88%, 09/28/30 (Call 09/28/25),
(5-year CMT + 2.750%)(a)(e)	600	565,566
China Great Wall International Holdings III Ltd., 3.88%,
08/31/27(e)	400	342,664
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24), (5-year CMT + 7,145%)(a)(e)(f)	200	186,084
China Great Wall International Holdings V Ltd., 2.38%,
08/18/30 (Call 05/18/30)(e)	1,000	667,760
China Ping An Insurance Overseas Holdings Ltd.,
2.85%, 08/12/31(e)	800	632,560
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	965	716,956
4.10%, 06/15/51 (Call 12/15/50)	440	254,386
CICC Hong Kong Finance 2016 MTN Ltd.
2.00%, 01/26/26(e)	600	555,960
2.88%, 03/21/25(e)	200	192,436
Citadel Finance LLC, 3.38%, 03/09/26
(Call 02/09/26)(b)	710	644,815
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	250	239,055
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(e)	400	376,724
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(e)	400	365,692
1.73%, 09/10/24(e)	200	192,534
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(e)	1,000	946,650
1.88%, 08/12/25(e)	800	742,440
2.00%, 02/04/26(e)	600	550,026
2.75%, 08/12/30(e)	200	164,266
2.88%, 02/04/31(e)	200	163,804
3.00%, 07/03/24(e)	800	779,304
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	340	297,585
3.00%, 03/15/25 (Call 12/15/24)	881	851,231
3.75%, 06/15/28 (Call 03/15/28)	790	775,606
4.15%, 06/15/48 (Call 12/15/47)	284	262,896
5.30%, 09/15/43 (Call 03/15/43)	813	860,585
CMS International Gemstone Ltd., 1.30%, 09/16/24(e)	400	378,612
CNG Holdings Inc., 12.50%, 06/15/24
(Call 06/15/23)(b)	185	154,936
Coastal Emerald Ltd.
4.10%, 06/15/25(e)	400	386,884
4.30%, (Call 08/01/24),
(5-year CMT + 7.445%)(a)(e)(f)	400	387,276
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(Call 11/01/24)(b)(c)	321	186,414
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	715	431,982
3.63%, 10/01/31 (Call 10/01/26)(b)	700	389,998
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(b)	341	326,562

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.63%, 03/15/26 (Call 03/15/24)(c)	$310	$297,600
Credit Suisse USA Inc., 7.13%, 07/15/32	1,084	1,212,736
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	745	296,212
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(e)	500	482,650
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	290	277,234
3.95%, 11/06/24 (Call 08/06/24)	1,238	1,199,894
4.10%, 02/09/27 (Call 11/09/26)	1,398	1,327,429
4.50%, 01/30/26 (Call 11/30/25)	860	832,411
6.70%, 11/29/32 (Call 08/29/32)	265	280,346
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	135	120,465
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	650	618,663
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	570	564,351
Enova International Inc.
8.50%, 09/01/24 (Call 05/30/23)(b)	180	178,810
8.50%, 09/15/25 (Call 09/15/23)(b)(c)	316	304,826
Erste Abwicklungsanstalt, 4.38%, 02/17/26	200	201,104
Far East Horizon Ltd.
3.38%, 02/18/25(e)	200	182,608
4.25%, 10/26/26(e)	200	171,392
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/23)(b)(c)	260	204,344
FMR LLC
4.95%, 02/01/33(b)	430	412,331
5.15%, 02/01/43(b)	403	368,185
6.45%, 11/15/39(b)	200	214,728
6.50%, 12/14/40(b)	110	117,501
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	719	573,676
2.85%, 03/30/25	343	327,654
2.95%, 08/12/51 (Call 02/12/51)	313	204,270
GFH Sukuk Ltd., 7.50%, 01/28/25(e)	400	395,204
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(b)(h)	1,425	1,271,882
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(b)(c)	205	180,671
5.38%, 12/01/24 (Call 12/01/23)(b)	510	484,219
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)(c)	310	184,286
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(e)	200	185,244
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(e)	600	566,772
Haitong International Securities Group Ltd.
2.13%, 05/20/26(e)	200	178,226
3.13%, 05/18/25(e)	200	188,234
3.38%, 07/19/24(e)	600	580,476
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(b)	194	168,250
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/24)(b)	330	278,863
Horse Gallop Finance Ltd.
1.10%, 07/26/24(e)	400	381,204
1.70%, 07/28/25(e)	400	371,396
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(e)	400	381,684
1.63%, 11/02/24(e)	1,000	951,040
1.75%, 08/25/25(e)	1,400	1,303,260
1.75%, 08/02/26(e)	600	543,702

Security	Par (000)	Value

Diversified Financial Services (continued)
2.25%, 11/02/26(e)	$600	$550,332
3.63%, 05/19/26(e)	200	193,086
5.97%, 11/20/24, (3-mo. LIBOR US + 1.050%)(a)(e)	400	399,972
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(e)	800	803,464
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	1,167	928,664
2.10%, 06/15/30 (Call 03/15/30)	1,186	1,005,479
2.65%, 09/15/40 (Call 03/15/40)	750	549,652
3.00%, 06/15/50 (Call 12/15/49)	1,100	784,828
3.00%, 09/15/60 (Call 03/15/60)	873	580,807
3.10%, 09/15/27 (Call 06/15/27)	801	758,507
3.65%, 05/23/25	270	265,167
3.75%, 12/01/25 (Call 09/01/25)	1,150	1,127,897
3.75%, 09/21/28 (Call 06/21/28)	482	466,928
4.00%, 09/15/27 (Call 08/15/27)	1,098	1,087,525
4.25%, 09/21/48 (Call 03/21/48)	933	827,664
4.35%, 06/15/29 (Call 04/15/29)	918	910,225
4.60%, 03/15/33 (Call 12/15/32)	638	638,389
4.95%, 06/15/52 (Call 12/15/51)	998	990,665
5.20%, 06/15/62 (Call 01/15/62)	873	887,824
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(c)(e)	205	181,154
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(e)	200	167,710
Inventive Global Investments Ltd.
1.60%, 09/01/26(e)	400	359,804
1.65%, 09/03/25(e)	1,600	1,475,088
Invesco Finance PLC
3.75%, 01/15/26	248	240,689
5.38%, 11/30/43	315	315,759
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	340	304,864
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	158	155,390
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	720	607,673
Jefferies Financial Group Inc.
4.15%, 01/23/30	852	790,554
4.85%, 01/15/27	590	581,758
6.25%, 01/15/36	585	614,466
6.45%, 06/08/27	680	708,866
6.50%, 01/20/43	100	104,264
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	145	115,226
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	300	241,542
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	243	207,537
JIC Zhixin Ltd.
1.50%, 08/27/25(e)	400	369,532
2.13%, 08/27/30(e)	600	507,906
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 08/17/25)(e)	600	542,118
2.75%, 11/17/30 (Call 08/17/30)(e)	200	154,564
3.50%, 09/24/29 (Call 06/24/29)(e)	1,000	840,490
KB Capital Co. Ltd., 1.50%, 10/28/25(e)	200	180,698
KB Kookmin Card Co. Ltd.
1.50%, 05/13/26(e)	200	179,100
4.00%, 06/09/25(e)	200	194,494
KB Securities Co. Ltd., 2.13%, 11/01/26(e)	200	179,458
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)(c)	71	67,591
KODIT Global 2022-1 Co. Ltd., 3.62%, 05/27/25(e)	200	194,212

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Korea Investment & Securities Co. Ltd., 1.38%, 07/19/24(e)	$400	$379,116
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(e)	200	176,298
4.50%, 02/23/27(e)	600	514,824
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	133	125,349
3.75%, 02/13/25	284	275,383
4.38%, 03/11/29 (Call 12/11/28)	249	237,123
4.50%, 09/19/28 (Call 06/19/28)	517	498,983
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	355	195,477
6.50%, 11/01/25 (Call 11/01/23)(b)	390	275,886
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	615	588,807
Legend Fortune Ltd., 1.38%, 06/02/24(e)	600	577,014
Legg Mason Inc.
4.75%, 03/15/26	218	216,132
5.63%, 01/15/44	341	348,158
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)(c)	175	153,557
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	600	538,746
4.38%, 05/15/31 (Call 05/15/26)(b)	225	199,386
4.63%, 11/15/27 (Call 11/15/23)(b)	458	432,421
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/24)(b)	1,200	1,077,228
2.00%, 04/06/28 (Call 02/06/28)(b)	1,440	1,257,379
2.50%, 04/06/31 (Call 01/06/31)(b)	1,000	861,120
3.20%, 04/06/41 (Call 10/06/40)(b)	280	215,023
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	462	393,869
2.00%, 03/03/25 (Call 02/03/25)	406	388,648
2.00%, 11/18/31 (Call 08/18/31)	770	652,506
2.95%, 11/21/26 (Call 08/21/26)	706	678,657
2.95%, 06/01/29 (Call 03/01/29)	584	549,036
2.95%, 03/15/51 (Call 09/15/50)	640	481,914
3.30%, 03/26/27 (Call 01/26/27)	695	674,317
3.35%, 03/26/30 (Call 12/26/29)	1,270	1,209,573
3.50%, 02/26/28 (Call 11/26/27)	735	719,947
3.65%, 06/01/49 (Call 12/01/48)	287	247,141
3.80%, 11/21/46 (Call 05/21/46)	837	731,731
3.85%, 03/26/50 (Call 09/26/49)	921	814,238
3.95%, 02/26/48 (Call 08/26/47)	843	763,488
4.85%, 03/09/33 (Call 12/09/32)	470	490,995
4.88%, 03/09/28 (Call 02/09/28)	380	394,212
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	330	272,036
6.50%, 05/01/28 (Call 05/01/24)(b)	853	769,474
Mirae Asset Securities Co. Ltd.
1.38%, 07/07/24(e)	400	379,312
2.63%, 07/30/25(e)	400	369,044
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)(c)	200	193,516
5.08%, 09/15/27 (Call 08/15/27)(b)	325	325,825
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(b)	300	310,311
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	1,578	1,519,914
4.50%, 06/20/28 (Call 03/20/28)	686	683,503
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,068	851,815

Security	Par (000)	Value

Diversified Financial Services (continued)
2.50%, 12/21/40 (Call 06/21/40)	$650	$437,560
3.25%, 04/28/50 (Call 10/28/49)	615	428,944
3.85%, 06/30/26 (Call 03/30/26)	910	892,674
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	495	405,544
5.50%, 08/15/28 (Call 08/15/23)(b)	590	526,498
5.75%, 11/15/31 (Call 11/15/26)(b)	435	362,777
6.00%, 01/15/27 (Call 01/15/24)(b)	490	463,354
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	435	374,261
5.00%, 03/15/27 (Call 09/15/26)	505	455,242
5.50%, 03/15/29 (Call 06/15/28)	535	460,587
5.63%, 08/01/33	425	320,212
5.88%, 10/25/24	375	369,011
6.13%, 03/25/24	500	495,625
6.75%, 06/25/25	355	349,945
6.75%, 06/15/26	355	345,855
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	630	602,626
4.88%, 04/15/45 (Call 10/15/44)(b)	600	496,794
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	365	332,482
6.88%, 08/15/28 (Call 08/15/23)(b)	1,557	1,359,183
7.50%, 10/01/30 (Call 10/01/25)(b)(c)	280	275,184
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(e)	400	356,800
Nomura Holdings Inc.
1.65%, 07/14/26	1,495	1,323,105
1.85%, 07/16/25	200	183,678
2.17%, 07/14/28	530	446,191
2.33%, 01/22/27	715	635,721
2.61%, 07/14/31	490	390,888
2.65%, 01/16/25	910	863,499
2.68%, 07/16/30	800	657,448
2.71%, 01/22/29	520	443,742
3.00%, 01/22/32	325	264,771
3.10%, 01/16/30	815	697,404
5.10%, 07/03/25	410	403,883
5.39%, 07/06/27	400	396,032
5.61%, 07/06/29	400	398,208
5.71%, 01/09/26	730	733,365
5.84%, 01/18/28	530	536,355
6.18%, 01/18/33	590	608,638
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,417	1,388,589
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	773	742,930
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(e)	400	365,576
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	510	435,474
3.88%, 09/15/28 (Call 09/15/24)	515	415,100
4.00%, 09/15/30 (Call 09/15/25)	670	507,210
5.38%, 11/15/29 (Call 05/15/29)	669	562,890
6.13%, 03/15/24 (Call 09/15/23)	500	491,955
6.63%, 01/15/28 (Call 07/15/27)	640	595,597
6.88%, 03/15/25	1,035	1,011,702
7.13%, 03/15/26	1,225	1,193,138
ORIX Corp.
2.25%, 03/09/31(c)	720	595,685
3.25%, 12/04/24	404	391,399
3.70%, 07/18/27	271	259,838

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 04/13/32	$350	$326,158
5.00%, 09/13/27	280	282,495
5.20%, 09/13/32	270	277,846
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(b)	335	311,500
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	450	370,125
5.38%, 10/15/25 (Call 10/15/23)(b)	480	452,957
5.75%, 09/15/31 (Call 09/15/26)(b)	365	304,757
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/24)(b)	245	220,064
Pingan Real Estate Capital Ltd.
2.75%, 07/29/24(e)	400	362,600
3.45%, 07/29/26(e)	400	321,644
Pioneer Reward Ltd.
2.00%, 04/09/26(e)	800	741,472
2.38%, 03/03/25(e)	1,000	954,400
Power Finance Corp. Ltd.
3.25%, 09/16/24(e)	200	194,100
3.35%, 05/16/31(e)	400	341,476
3.75%, 12/06/27(e)	400	375,664
3.90%, 09/16/29(e)	400	366,328
3.95%, 04/23/30(c)(e)	600	541,596
4.50%, 06/18/29(e)	400	381,712
5.25%, 08/10/28(e)	200	199,070
6.15%, 12/06/28(e)	400	414,932
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(e)	900	932,094
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)(c)	245	207,875
7.38%, 09/01/25 (Call 05/30/23)(b)	210	209,082
8.38%, 02/01/28 (Call 02/01/25)(b)	310	310,155
Private Export Funding Corp., Series GG, 2.45%, 07/15/24	200	194,226
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/23)(b)	265	233,579
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	425	411,583
4.88%, 03/15/27 (Call 09/15/26)	491	467,137
6.63%, 03/15/25 (Call 09/15/24)	727	724,521
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	276	206,062
4.65%, 04/01/30 (Call 01/01/30)	452	448,131
4.95%, 07/15/46	762	701,566
REC Ltd.
2.25%, 09/01/26(e)	600	542,862
2.75%, 01/13/27(e)	200	182,252
3.38%, 07/25/24(e)	400	390,088
3.88%, 07/07/27(e)	200	188,568
4.63%, 03/22/28(e)	600	579,390
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	885	788,066
3.63%, 03/01/29 (Call 03/09/24)(b)	585	494,395
3.88%, 03/01/31 (Call 03/01/26)(b)	895	723,742
4.00%, 10/15/33 (Call 10/15/27)(b)	600	469,524
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(e)	200	178,296
Shinhan Card Co. Ltd.
1.38%, 10/19/25(e)	400	363,728
1.38%, 06/23/26(e)	200	177,390
2.50%, 01/27/27(e)	400	363,920

Security	Par (000)	Value

Diversified Financial Services (continued)
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	$360	$314,795
4.20%, 10/29/25 (Call 09/29/25)	320	295,693
Standard Life Aberdeen PLC, 4.25%, 06/30/28(e)	300	266,013
State Elite Global Ltd.
1.50%, 09/29/26(e)	600	542,808
6.04%, 10/24/24, (3-mo. LIBOR US + 0.770%)(a)(e)	800	799,080
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	225	198,432
4.25%, 07/18/24	451	443,811
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(b)	265	269,002
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(e)	600	571,104
SURA Asset Management SA, 4.38%, 04/11/27(e)	400	372,284
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	477	351,869
3.70%, 08/04/26 (Call 05/04/26)	740	660,487
3.95%, 12/01/27 (Call 09/01/27)	1,104	974,379
4.25%, 08/15/24 (Call 05/15/24)	961	917,582
4.50%, 07/23/25 (Call 04/24/25)	1,125	1,053,169
4.88%, 06/13/25 (Call 05/13/25)	355	335,092
5.15%, 03/19/29 (Call 12/19/28)	665	620,718
7.25%, 02/02/33 (Call 11/02/32)	550	505,010
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(b)	605	577,085
5.50%, 04/15/29 (Call 03/30/24)(b)	490	421,939
5.75%, 06/15/27 (Call 06/15/24)(b)	380	347,901
USAA Capital Corp.
0.50%, 05/01/24(b)	290	277,385
3.38%, 05/01/25(b)	580	562,420
Vertex Capital Investment Ltd., 2.85%, 07/28/26	200	172,184
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	400	352,492
1.10%, 02/15/31 (Call 11/15/30)	735	589,345
1.90%, 04/15/27 (Call 02/15/27)	838	776,340
2.00%, 08/15/50 (Call 02/15/50)	1,330	842,169
2.05%, 04/15/30 (Call 01/15/30)	687	601,214
2.70%, 04/15/40 (Call 10/15/39)	1,050	835,999
2.75%, 09/15/27 (Call 06/15/27)	696	664,402
3.15%, 12/14/25 (Call 09/14/25)	1,834	1,781,328
3.65%, 09/15/47 (Call 03/15/47)	633	555,040
4.15%, 12/14/35 (Call 06/14/35)	1,940	1,912,045
4.30%, 12/14/45 (Call 06/14/45)	2,732	2,654,165
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(b)	710	614,349
7.88%, 05/01/27 (Call 04/26/24)(b)	350	333,819
Voya Financial Inc.
3.65%, 06/15/26	438	420,673
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	310	260,840
4.80%, 06/15/46	175	147,781
5.70%, 07/15/43	290	285,673
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	687	617,400
2.75%, 03/15/31 (Call 12/15/30)	415	332,299
2.85%, 01/10/25 (Call 12/10/24)	482	461,655
6.20%, 11/17/36	450	467,761
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)(c)	227	184,771

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24 (Call 07/25/24)(e)	$200	$190,340
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(e)	400	354,796

		297,527,037

Electric — 2.3%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(e)	1,000	904,680
3.40%, 04/29/51 (Call 10/29/50)(e)	800	617,680
3.88%, 05/06/24(e)	200	198,002
4.00%, 10/03/49(e)	400	347,696
4.38%, 04/23/25(e)	800	797,672
4.38%, 06/22/26(e)	800	801,120
4.70%, 04/24/33(b)	800	814,056
4.88%, 04/23/30(e)	600	620,952
6.50%, 10/27/36(b)	580	671,095
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(e)	200	141,714
3.95%, 02/12/30(e)	800	588,864
Adani Green Energy Ltd., 4.38%, 09/08/24(e)	600	540,300
Adani Transmission Ltd.
4.00%, 08/03/26(e)	400	341,984
4.25%, 05/21/36(e)	423	307,052
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	185	136,432
3.80%, 10/01/47 (Call 04/01/47)	390	300,374
3.95%, 06/01/28 (Call 03/01/28)	55	53,257
4.70%, 05/15/32 (Call 02/15/32)	160	157,310
5.25%, 05/15/52 (Call 11/15/51)	205	201,185
Series G, 4.15%, 05/01/49 (Call 11/01/48)	470	393,446
Series H, 3.45%, 01/15/50 (Call 07/15/49)	527	391,824
Series I, 2.10%, 07/01/30 (Call 04/01/30)	500	417,905
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	105	100,336
3.15%, 09/15/49 (Call 03/15/49)	290	212,547
3.75%, 12/01/47 (Call 06/01/47)	557	458,450
3.80%, 06/15/49 (Call 12/15/48)	155	128,462
4.00%, 12/01/46 (Call 06/01/46)	60	51,995
4.25%, 09/15/48 (Call 03/15/48)	350	309,477
4.50%, 06/15/52 (Call 12/15/51)	465	430,516
5.40%, 03/15/53 (Call 09/15/52)	436	459,343
Series M, 3.65%, 04/01/50 (Call 10/01/49)	490	392,318
Series N, 2.75%, 08/15/51 (Call 02/15/51)	105	70,442
AES Andes SA., 7.13%, 03/26/79 (Call 07/06/24), (5-year USD Swap + 4.644%)(a)(e)	400	377,348
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,515	1,370,030
2.45%, 01/15/31 (Call 10/15/30)	150	123,107
3.30%, 07/15/25 (Call 06/15/25)(b)	962	914,910
3.95%, 07/15/30 (Call 04/15/30)(b)	787	719,593
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(e)	1,000	866,470
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	313	215,932
3.13%, 07/15/51 (Call 01/15/51)	435	309,572
3.45%, 10/01/49 (Call 04/01/49)	393	296,342
3.75%, 09/01/27 (Call 08/01/27)	285	279,616
3.75%, 03/01/45 (Call 09/01/44)	871	707,679
3.85%, 12/01/42	139	117,002
3.94%, 09/01/32 (Call 03/01/32)	470	445,015
4.15%, 08/15/44 (Call 02/15/44)	329	284,907

Security	Par (000)	Value

Electric (continued)
4.30%, 01/02/46 (Call 07/02/45)	$390	$339,694
6.00%, 03/01/39	290	309,792
6.13%, 05/15/38	130	143,857
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	1,055	851,174
Series A, 4.30%, 07/15/48 (Call 01/15/48)	548	478,185
Series B, 3.70%, 12/01/47 (Call 06/01/47)	422	336,769
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(e)	796	575,174
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(a)	611	488,024
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	440	390,438
4.25%, 06/15/28 (Call 03/15/28)(b)	418	403,930
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	5	4,362
1.95%, 03/15/27 (Call 02/15/27)	590	533,478
2.50%, 09/15/24 (Call 08/15/24)	534	514,071
3.50%, 01/15/31 (Call 10/15/30)	758	690,197
3.65%, 02/15/26 (Call 11/15/25)	390	377,091
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	275	223,977
2.90%, 06/15/51 (Call 12/15/50)	123	85,646
3.25%, 03/01/25 (Call 12/01/24)	117	114,458
3.25%, 03/15/50 (Call 09/15/49)	729	549,549
3.70%, 12/01/47 (Call 06/01/47)	372	311,424
3.80%, 05/15/28 (Call 02/15/28)	30	29,389
3.85%, 09/01/32 (Call 06/01/32)	270	256,762
4.15%, 03/15/46 (Call 09/15/45)	430	373,369
4.50%, 03/15/49 (Call 09/15/48)	360	334,577
5.90%, 12/01/52 (Call 06/01/52)	451	509,612
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	559	473,697
3.20%, 11/13/27 (Call 08/13/27)	455	430,152
3.25%, 03/01/50 (Call 09/01/49)	310	218,209
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)	800	646,352
5.63%, 03/01/33 (Call 12/01/32)	364	381,501
5.75%, 11/01/27 (Call 10/01/27)	770	802,109
5.95%, 11/01/32 (Call 08/01/32)	300	320,610
Series J, 4.30%, 12/01/28 (Call 09/01/28)	735	723,806
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	70	59,212
5.00%, 09/01/44 (Call 03/01/44)(b)	270	261,773
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	254	245,923
4.40%, 05/15/44 (Call 11/15/43)	375	324,926
4.45%, 06/01/45 (Call 12/01/44)	75	64,703
4.50%, 08/01/32 (Call 05/01/32)	210	203,328
7.00%, 04/01/38	270	316,583
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	270	230,396
Series X, 3.30%, 06/01/27 (Call 03/01/27)	35	33,346
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	300	261,159
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	225	173,835
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	225	180,511
2.60%, 08/15/29 (Call 05/15/29)	554	486,545
2.65%, 09/15/50 (Call 03/15/50)	175	109,538
2.95%, 09/15/27 (Call 06/15/27)	320	297,965
3.15%, 05/15/25 (Call 02/15/25)(c)	355	342,135
3.35%, 05/15/50 (Call 11/15/49)	330	232,455
3.50%, 12/01/49 (Call 06/01/49)	333	241,115

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 05/15/46 (Call 11/15/45)	$115	$87,796
4.20%, 08/15/48 (Call 02/15/48)	292	235,933
4.25%, 03/01/49 (Call 09/01/48)	315	256,111
4.35%, 11/15/45 (Call 05/15/45)	353	292,697
4.50%, 04/01/42 (Call 10/01/41)	321	278,833
5.05%, 09/01/41 (Call 03/01/41)	347	325,122
6.35%, 12/15/32 (Call 09/15/32)	200	218,872
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	215	182,638
4.00%, 10/15/28 (Call 07/15/28)	278	271,681
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	245	224,743
Atlantica Transmision Sur SA, 6.88%, 04/30/43	187	175,385
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(b)	240	230,582
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	638	617,201
3.20%, 04/15/25 (Call 03/15/25)	503	483,343
3.80%, 06/01/29 (Call 03/01/29)	377	355,511
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	15	12,479
4.35%, 06/01/48 (Call 12/01/47)	365	326,555
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	518	440,626
2.90%, 06/15/50 (Call 12/15/49)	490	339,722
3.20%, 09/15/49 (Call 03/15/49)	316	234,899
3.50%, 08/15/46 (Call 02/15/46)	440	343,781
3.75%, 08/15/47 (Call 02/15/47)	1,003	812,420
4.25%, 09/15/48 (Call 03/15/48)	225	196,299
4.55%, 06/01/52 (Call 12/01/51)	320	295,878
6.35%, 10/01/36	75	84,654
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	413	356,382
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	777	630,357
2.85%, 05/15/51 (Call 11/15/50)	673	464,969
3.25%, 04/15/28 (Call 01/15/28)	965	921,266
3.50%, 02/01/25 (Call 11/01/24)	630	615,964
3.70%, 07/15/30 (Call 04/15/30)	825	790,903
3.80%, 07/15/48 (Call 01/15/48)	725	592,470
4.05%, 04/15/25 (Call 03/15/25)	860	851,047
4.25%, 10/15/50 (Call 04/15/50)	596	520,916
4.45%, 01/15/49 (Call 07/15/48)	550	499,251
4.50%, 02/01/45 (Call 08/01/44)	723	661,841
4.60%, 05/01/53 (Call 11/01/52)	395	367,883
5.15%, 11/15/43 (Call 05/15/43)	718	719,192
5.95%, 05/15/37	193	211,080
6.13%, 04/01/36	1,305	1,460,961
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	297	249,949
3.05%, 10/15/29 (Call 07/15/29)	397	350,067
3.88%, 10/15/49 (Call 04/15/49)	211	160,816
4.20%, 09/15/46 (Call 03/15/46)	269	216,427
4.35%, 05/01/33 (Call 02/01/33)	315	291,693
5.95%, 03/15/28 (Call 02/15/28)	576	596,684
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	630	537,913
4.50%, 02/15/28 (Call 02/15/24)(b)	890	829,017
4.63%, 02/01/29 (Call 02/01/24)(b)	590	511,530
5.00%, 02/01/31 (Call 02/01/26)(b)	607	511,088
5.13%, 03/15/28 (Call 03/15/24)(b)	1,074	995,040

Security	Par (000)	Value

Electric (continued)
5.25%, 06/01/26 (Call 06/01/23)(b)	$301	$293,051
Castle Peak Power Finance Co. Ltd.
2.13%, 03/03/31(e)	400	334,048
2.20%, 06/22/30(e)	200	170,470
3.25%, 07/25/27(e)	200	192,076
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(e)	400	409,900
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	330	271,138
3.60%, 03/01/52 (Call 09/01/51)	45	36,071
3.95%, 03/01/48 (Call 09/01/47)	563	477,418
4.50%, 04/01/44 (Call 10/01/43)	390	361,156
4.95%, 04/01/33 (Call 01/01/33)	130	133,453
5.30%, 04/01/53 (Call 10/01/52)	70	73,369
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	65	61,844
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	370	332,634
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	733	514,141
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	80	71,643
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	340	337,273
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	120	118,235
Series K2, 6.95%, 03/15/33	3	3,528
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	88	82,388
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	431	391,714
2.50%, 09/01/24 (Call 08/01/24)	495	476,289
2.65%, 06/01/31 (Call 03/01/31)	305	260,485
2.95%, 03/01/30 (Call 12/01/29)	225	199,494
3.70%, 09/01/49 (Call 03/01/49)	716	550,933
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(c)(e)	200	190,452
4.63%, 02/04/30(e)	600	516,234
CGNPC International Ltd.
2.75%, 07/02/24(e)	400	390,260
4.00%, 05/19/25	400	392,852
Chile Electricity PEC SpA, 0.00% 01/25/28(e)(i)	200	149,072
China Clean Energy Development Ltd. 4.00%, 11/05/25 (e)	1,200	1,171,512
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25), (5-year CMT + 6.065%)(a)(e)(f)	1,000	960,500
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(e)	1,000	926,690
2.60%, 12/10/24(e)	200	193,238
3.00%, 12/10/29(e)	400	366,300
3.08%, (Call 12/09/25), (5-year CMT + 5.651%)(a)(e)(f)	600	567,978
China Southern Power Grid International Finance BVI 2018 Co. Ltd., 4.25%, 09/18/28(e)	800	798,712
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(e)	400	389,264
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(e)	400	384,952
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 09/14/23)(e)	400	377,624
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	730	624,332
3.75%, 01/15/32 (Call 01/15/27)(b)	265	222,428
4.75%, 03/15/28 (Call 03/15/24)(b)	616	585,644
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	862	825,891
4.97%, 05/01/46 (Call 11/01/45)	240	211,457

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	$500	$473,310
4.55%, 11/15/30 (Call 08/15/30)(b)	345	336,565
5.50%, 08/15/24	220	221,228
5.95%, 12/15/36	320	330,333
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24), (5-year CMT + 2.041%)(a)(e)(f)	200	192,452
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(e)	600	508,590
2.25%, 07/21/31(e)	400	334,476
3.38%, 10/26/27(e)	400	383,756
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	35	33,380
3.45%, 08/15/27 (Call 05/15/27)	211	202,319
3.75%, 12/01/50 (Call 12/01/30), (5-year CMT + 2.900%)(a)	427	322,492
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(a)	438	384,139
4.88%, 03/01/44 (Call 09/01/43)	212	196,645
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(e)	600	525,546
3.95%, 10/11/27 (Call 07/11/27)(e)	600	567,444
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(e)	493	473,812
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(e)	1,400	1,119,160
3.88%, 07/26/33 (Call 04/26/33)(e)	600	465,342
4.68%, 02/09/51 (Call 08/09/50)(e)	400	270,772
4.69%, 05/15/29 (Call 03/15/29)(e)	800	723,720
4.75%, 02/23/27(c)(e)	600	577,152
5.75%, 02/14/42(c)(e)	400	338,344
6.13%, 06/16/45(e)	400	346,804
6.26%, 02/15/52 (Call 08/15/51)(e)	200	168,490
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	532	459,919
2.55%, 06/15/26 (Call 03/15/26)	647	613,356
3.00%, 03/01/50 (Call 09/01/49)	252	180,843
3.15%, 03/15/32 (Call 12/15/31)	235	212,344
3.65%, 06/15/46 (Call 12/15/45)	309	249,725
3.70%, 08/15/28 (Call 05/15/28)	790	765,052
3.70%, 03/01/45 (Call 09/01/44)	252	205,370
3.80%, 10/01/42 (Call 04/01/42)	30	25,498
4.00%, 03/01/48 (Call 09/01/47)	395	338,993
4.00%, 03/01/49 (Call 09/01/48)	563	477,683
4.35%, 11/15/45 (Call 05/15/45)	231	207,614
4.60%, 08/15/43 (Call 02/15/43)	215	202,721
4.70%, 01/15/44 (Call 07/15/43)	231	221,042
4.90%, 02/01/33 (Call 11/01/32)	75	77,180
5.30%, 02/01/53 (Call 08/01/52)	355	370,673
5.90%, 03/15/36	347	376,443
6.45%, 01/15/38	258	299,871
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	165,156
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	808	668,281
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	374	277,534
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	385	279,364
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	555	372,571
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	50	41,455
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	372	323,268
4.30%, 04/15/44 (Call 10/15/43)	360	321,466

Security	Par (000)	Value

Electric (continued)
5.25%, 01/15/53 (Call 07/15/52)	$481	$504,776
Series A, 0.75%, 12/01/25 (Call 11/01/25)	395	358,553
Series A, 2.05%, 07/01/31 (Call 04/01/31)	785	658,607
Series A, 3.20%, 03/15/27 (Call 12/15/26)	98	94,052
Series A, 4.15%, 06/01/45 (Call 12/01/44)	330	287,182
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	478	408,723
3.20%, 12/01/51 (Call 06/01/51)	100	72,685
3.60%, 06/15/61 (Call 12/15/60)	638	485,378
3.70%, 11/15/59 (Call 05/15/59)	232	175,336
3.80%, 05/15/28 (Call 02/15/28)	210	204,099
3.85%, 06/15/46 (Call 12/15/45)	289	234,778
3.95%, 03/01/43 (Call 09/01/42)	630	538,278
4.45%, 03/15/44 (Call 09/15/43)	1,068	972,232
4.50%, 12/01/45 (Call 06/01/45)	421	381,237
4.50%, 05/15/58 (Call 11/15/57)	431	375,983
4.63%, 12/01/54 (Call 06/01/54)	267	240,674
5.20%, 03/01/33 (Call 12/01/32)	415	433,509
5.70%, 06/15/40	203	209,693
6.15%, 11/15/52 (Call 05/15/52)	720	812,441
Series 05-A, 5.30%, 03/01/35	60	61,480
Series 06-A, 5.85%, 03/15/36	316	334,764
Series 06-B, 6.20%, 06/15/36	375	420,180
Series 07-A, 6.30%, 08/15/37	50	55,822
Series 08-B, 6.75%, 04/01/38	557	648,665
Series 09-C, 5.50%, 12/01/39	255	258,445
Series 12-A, 4.20%, 03/15/42	263	231,877
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	614	500,668
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	305	283,208
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	865	723,841
Series A, 4.13%, 05/15/49 (Call 11/15/48)	465	395,101
Series B, 3.13%, 11/15/27 (Call 08/15/27)	35	33,055
Series C, 3.00%, 12/01/60 (Call 06/01/60)	302	200,199
Series C, 4.00%, 11/15/57 (Call 05/15/57)	558	451,567
Series C, 4.30%, 12/01/56 (Call 06/01/56)	495	416,909
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	98,522
Series E, 4.65%, 12/01/48 (Call 06/01/48)	720	658,498
Consorcio Transmantaro SA
4.70%, 04/16/34 (Call 01/16/34)(c)(e)	600	550,686
5.20%, 04/11/38 (Call 01/11/38)(e)	200	183,986
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	380	365,191
5.60%, 03/01/28 (Call 02/01/28)	350	362,145
5.60%, 06/15/42 (Call 12/15/41)	615	609,422
5.80%, 03/01/33 (Call 12/01/32)	350	365,417
6.25%, 10/01/39	570	604,166
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	715	422,687
2.65%, 08/15/52 (Call 02/15/52)	98	66,368
3.10%, 08/15/50 (Call 02/15/50)	635	461,302
3.25%, 08/15/46 (Call 02/15/46)	210	160,341
3.50%, 08/01/51 (Call 02/01/51)	489	383,376
3.60%, 08/15/32 (Call 02/15/32)	100	93,153
3.75%, 02/15/50 (Call 08/15/49)	255	209,817
3.80%, 11/15/28 (Call 08/15/28)	78	75,678
3.95%, 05/15/43 (Call 11/15/42)	91	78,486
3.95%, 07/15/47 (Call 01/15/47)	515	439,831
4.05%, 05/15/48 (Call 11/15/47)	490	424,707
4.20%, 09/01/52 (Call 03/01/52)	125	110,478
4.35%, 04/15/49 (Call 10/15/48)	235	214,473

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.63%, 05/15/33 (Call 11/15/32)	$400	$402,376
4.65%, 03/01/28 (Call 01/01/28)	228	231,361
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	606	475,765
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	305	260,449
Dominion Energy Inc.
3.07%, 08/15/24(g)	882	857,445
3.90%, 10/01/25 (Call 07/01/25)	427	418,490
4.25%, 06/01/28 (Call 03/01/28)	539	527,541
4.35%, 08/15/32 (Call 05/15/32)	270	260,088
4.70%, 12/01/44 (Call 06/01/44)	360	321,318
4.85%, 08/15/52 (Call 02/15/52)	340	310,202
5.38%, 11/15/32 (Call 08/15/32)	315	323,303
5.75%, 10/01/54 (Call 10/01/24), (3-mo. LIBOR US + 3.057%)(a)	420	400,096
7.00%, 06/15/38	469	540,058
Series A, 1.45%, 04/15/26 (Call 03/15/26)	403	366,996
Series A, 3.30%, 03/15/25 (Call 02/15/25)	180	173,997
Series A, 4.60%, 03/15/49 (Call 09/15/48)	430	380,675
Series B, 3.30%, 04/15/41 (Call 10/15/40)	475	366,781
Series B, 3.60%, 03/15/27 (Call 01/15/27)	382	366,938
Series B, 5.95%, 06/15/35	450	482,476
Series C, 2.25%, 08/15/31 (Call 05/15/31)	335	278,167
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,674	1,526,688
Series C, 4.05%, 09/15/42 (Call 03/15/42)	401	326,450
Series C, 4.90%, 08/01/41 (Call 02/01/41)	320	295,030
Series D, 2.85%, 08/15/26 (Call 05/15/26)	984	926,534
Series E, 6.30%, 03/15/33	218	240,221
Series F, 5.25%, 08/01/33	805	814,370
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	219	203,263
5.10%, 06/01/65 (Call 12/01/64)	220	222,981
5.30%, 05/15/33	120	125,572
5.45%, 02/01/41 (Call 08/01/40)	165	169,486
6.05%, 01/15/38	139	153,373
6.63%, 02/01/32	266	299,968
Series A, 2.30%, 12/01/31 (Call 09/01/31)	160	133,616
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	282	270,977
4.35%, 04/15/29 (Call 01/15/29)	297	270,116
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(b)	375	369,225
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	371	323,330
2.95%, 03/01/50 (Call 09/01/49)	352	249,688
3.38%, 03/01/25 (Call 12/01/24)	289	282,203
3.70%, 03/15/45 (Call 09/15/44)	725	597,269
3.70%, 06/01/46 (Call 12/01/45)	286	230,116
3.75%, 08/15/47 (Call 02/15/47)	380	310,156
3.95%, 03/01/49 (Call 09/01/48)	277	236,511
4.30%, 07/01/44 (Call 01/01/44)	155	138,810
5.20%, 04/01/33 (Call 01/01/33)	350	365,309
5.40%, 04/01/53 (Call 10/01/52)	600	635,514
Series A, 1.90%, 04/01/28 (Call 02/01/28)	470	419,715
Series A, 3.00%, 03/01/32 (Call 12/01/31)	675	598,131
Series A, 4.00%, 04/01/43 (Call 10/01/42)	91	78,973
Series A, 4.05%, 05/15/48 (Call 11/15/47)	413	354,912
Series B, 3.25%, 04/01/51 (Call 10/01/50)	365	272,816
Series B, 3.65%, 03/01/52 (Call 09/01/51)	188	151,381
Series C, 2.63%, 03/01/31 (Call 12/01/30)	318	277,519

Security	Par (000)	Value

Electric (continued)
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	$318	$298,885
2.95%, 03/01/30 (Call 12/01/29)	375	331,691
4.22%, 11/01/24(g)	880	869,449
Series C, 2.53%, 10/01/24(g)	437	420,713
Series C, 3.40%, 06/15/29 (Call 03/15/29)	261	241,039
Series F, 1.05%, 06/01/25 (Call 05/01/25)	837	773,455
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	895	793,534
2.45%, 02/01/30 (Call 11/01/29)	555	488,838
2.55%, 04/15/31 (Call 01/15/31)	430	375,743
2.85%, 03/15/32 (Call 12/15/31)	625	547,956
2.95%, 12/01/26 (Call 09/01/26)	678	645,131
3.20%, 08/15/49 (Call 02/15/49)	445	330,582
3.45%, 04/15/51 (Call 10/15/50)	575	441,427
3.55%, 03/15/52 (Call 09/15/51)	453	358,409
3.70%, 12/01/47 (Call 06/01/47)	453	366,314
3.75%, 06/01/45 (Call 12/01/44)	566	465,818
3.88%, 03/15/46 (Call 09/15/45)	459	380,933
3.95%, 11/15/28 (Call 08/15/28)	765	754,619
3.95%, 03/15/48 (Call 09/15/47)	365	307,461
4.00%, 09/30/42 (Call 03/30/42)	455	392,283
4.25%, 12/15/41 (Call 06/15/41)	302	271,703
4.95%, 01/15/33 (Call 10/15/32)	320	328,694
5.30%, 02/15/40	668	695,936
5.35%, 01/15/53 (Call 07/15/52)	400	419,796
6.00%, 01/15/38	230	251,719
6.05%, 04/15/38	502	555,895
6.10%, 06/01/37	224	246,259
6.45%, 10/15/32	245	273,293
Series A, 6.00%, 12/01/28	245	262,853
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	960	879,370
2.45%, 06/01/30 (Call 03/01/30)	407	349,414
2.55%, 06/15/31 (Call 03/15/31)	455	383,337
2.65%, 09/01/26 (Call 06/01/26)	555	521,794
3.15%, 08/15/27 (Call 05/15/27)	572	541,318
3.25%, 01/15/82 (Call 10/15/26), (5-year CMT + 2.321%)(a)	585	445,635
3.30%, 06/15/41 (Call 12/15/40)	613	469,245
3.40%, 06/15/29 (Call 03/15/29)	175	162,591
3.50%, 06/15/51 (Call 12/15/50)	663	491,714
3.75%, 09/01/46 (Call 03/01/46)	1,246	976,141
3.95%, 08/15/47 (Call 02/15/47)	536	425,616
4.20%, 06/15/49 (Call 12/15/48)	447	369,669
4.30%, 03/15/28 (Call 02/15/28)	735	724,489
4.50%, 08/15/32 (Call 05/15/32)	790	766,584
4.80%, 12/15/45 (Call 06/15/45)	621	580,151
5.00%, 12/08/25	255	256,716
5.00%, 12/08/27 (Call 11/08/27)	1,260	1,284,998
5.00%, 08/15/52 (Call 02/15/52)	790	742,300
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	737	612,115
2.40%, 12/15/31 (Call 09/15/31)	780	660,013
2.50%, 12/01/29 (Call 09/01/29)	495	439,407
3.00%, 12/15/51 (Call 06/15/51)	570	401,251
3.20%, 01/15/27 (Call 10/15/26)	375	359,970
3.40%, 10/01/46 (Call 04/01/46)	195	151,575
3.80%, 07/15/28 (Call 04/15/28)	388	379,072
3.85%, 11/15/42 (Call 05/15/42)	795	677,165

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 07/15/48 (Call 01/15/48)	$433	$379,819
5.65%, 04/01/40	410	433,649
5.95%, 11/15/52 (Call 05/15/52)	215	245,141
6.35%, 09/15/37	453	510,730
6.40%, 06/15/38	586	669,763
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38	125	105,434
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	415	276,062
3.75%, 05/15/46 (Call 11/15/45)	313	253,624
5.40%, 04/01/53 (Call 10/01/52)	360	372,298
6.12%, 10/15/35	11	11,922
6.35%, 08/15/38	320	366,890
6.45%, 04/01/39	95	107,632
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	318	310,075
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	481	354,810
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	658	556,471
3.65%, 02/01/29 (Call 11/01/28)	548	524,173
3.70%, 06/15/46 (Call 12/15/45)	175	136,539
4.30%, 02/01/49 (Call 08/01/48)	460	396,571
5.25%, 04/01/33 (Call 01/01/33)	320	332,227
5.65%, 04/01/53 (Call 10/01/52)	190	201,273
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	155	128,441
2.50%, 08/15/50 (Call 02/15/50)	622	393,129
2.90%, 08/15/51 (Call 02/15/51)	150	102,950
3.25%, 08/15/25 (Call 05/15/25)	230	223,470
3.40%, 04/01/32 (Call 01/01/32)	300	273,717
3.45%, 03/15/29 (Call 12/15/28)	420	397,354
3.60%, 09/15/47 (Call 03/15/47)	667	523,875
3.70%, 09/01/28 (Call 06/01/28)	45	43,639
3.70%, 10/15/46 (Call 04/15/46)	583	465,613
4.00%, 04/01/52 (Call 10/01/51)	180	151,506
4.10%, 05/15/42 (Call 11/15/41)	173	151,934
4.10%, 03/15/43 (Call 09/15/42)	215	187,041
4.15%, 12/01/44 (Call 06/01/44)	280	244,065
4.20%, 08/15/45 (Call 02/15/45)	294	255,412
4.38%, 03/30/44 (Call 09/30/43)	126	113,294
5.25%, 03/15/33 (Call 12/15/32)	585	612,454
5.35%, 03/15/53 (Call 09/15/52)	480	501,034
6.30%, 04/01/38	150	168,725
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	290	237,310
2.78%, 01/07/32 (Call 10/07/31)(b)	135	108,932
3.62%, 08/01/27 (Call 05/01/27)(b)	403	366,166
E.ON International Finance BV, 6.65%, 04/30/38(b)	490	539,867
Edison International
3.55%, 11/15/24 (Call 10/15/24)	700	680,736
4.13%, 03/15/28 (Call 12/15/27)	305	291,397
4.70%, 08/15/25	290	286,619
4.95%, 04/15/25 (Call 03/15/25)	556	553,932
5.75%, 06/15/27 (Call 04/15/27)	457	468,900
6.95%, 11/15/29 (Call 09/15/29)	220	239,017
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(a)	375	385,916
EDP Finance BV
1.71%, 01/24/28(b)(c)	535	464,332
3.63%, 07/15/24(b)	869	851,020
6.30%, 10/11/27(b)	645	680,230

Security	Par (000)	Value

Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	$343	$312,267
6.00%, 05/15/35	250	262,092
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	2,500	2,444,250
4.50%, 09/21/28 (Call 06/21/28)(b)(c)	1,515	1,479,670
4.50%, 12/04/69(e)	800	581,808
4.75%, 10/13/35 (Call 04/13/35)(b)(c)	590	535,236
4.88%, 09/21/38 (Call 03/21/38)(b)	680	611,646
4.88%, 01/22/44(b)	670	578,739
4.95%, 10/13/45 (Call 04/13/45)(b)	1,448	1,257,907
5.00%, 09/21/48 (Call 03/21/48)(b)(c)	636	562,567
5.25%, 10/13/55 (Call 04/13/55)(b)	250	213,180
5.60%, 01/27/40(b)	655	625,545
6.00%, 01/22/2114(b)	507	482,629
6.95%, 01/26/39(b)	1,049	1,142,875
Emera U.S. Finance LP
0.83%, 06/15/24	400	378,924
2.64%, 06/15/31 (Call 03/15/31)	255	207,108
3.55%, 06/15/26 (Call 03/15/26)	830	793,007
4.75%, 06/15/46 (Call 12/15/45)	787	653,871
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	200	191,708
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(e)	400	326,180
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(e)	600	470,790
4.38%, 02/15/31 (Call 11/15/30)(e)	600	445,248
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,372	1,339,195
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,066	1,040,864
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(b)	855	565,736
7.10%, 10/14/27 (Call 09/14/27)(b)	700	751,611
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	2,028	1,810,801
1.88%, 07/12/28 (Call 05/12/28)(b)	565	480,380
2.25%, 07/12/31 (Call 04/12/31)(b)	545	431,640
2.65%, 09/10/24(b)	970	935,749
3.50%, 04/06/28(b)	1,095	1,021,317
3.63%, 05/25/27(b)	300	284,973
4.25%, 06/15/25(b)	1,000	980,670
4.63%, 06/15/27 (Call 05/15/27)(b)	800	785,288
4.75%, 05/25/47(b)	741	638,720
4.88%, 06/14/29(b)(c)	1,090	1,073,683
5.00%, 06/15/32 (Call 03/15/32)(b)	650	617,246
5.50%, 06/15/52 (Call 12/15/51)(b)	755	681,320
6.00%, 10/07/39(b)	1,295	1,291,426
6.80%, 10/14/25(b)	900	931,725
6.80%, 09/15/37(b)	925	992,395
7.50%, 10/14/32 (Call 07/14/32)(b)	400	447,708
7.75%, 10/14/52 (Call 04/14/52)(b)	670	782,727
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	685	432,667
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(e)	400	329,164
4.50%, 01/29/25(e)	200	192,420
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	622	404,213
3.35%, 06/15/52 (Call 12/15/51)	425	315,282
3.50%, 04/01/26 (Call 01/01/26)	419	411,391
3.70%, 06/01/24 (Call 03/01/24)	150	147,930

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 06/01/28 (Call 03/01/28)	$410	$399,725
4.20%, 04/01/49 (Call 10/01/48)	520	450,154
5.15%, 01/15/33 (Call 10/15/32)	400	414,412
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	585	533,157
1.90%, 06/15/28 (Call 04/15/28)	590	517,182
2.40%, 06/15/31 (Call 03/05/31)	715	596,546
2.80%, 06/15/30 (Call 03/15/30)	612	537,061
2.95%, 09/01/26 (Call 06/01/26)	780	736,531
3.75%, 06/15/50 (Call 12/15/49)	225	172,510
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 05/30/23)	5	4,735
1.60%, 12/15/30 (Call 09/15/30)	430	343,832
2.35%, 06/15/32 (Call 03/15/32)	230	190,486
2.40%, 10/01/26 (Call 07/01/26)	335	312,712
2.90%, 03/15/51 (Call 09/15/50)	634	434,125
3.05%, 06/01/31 (Call 03/01/31)	548	488,761
3.10%, 06/15/41 (Call 12/15/40)	40	31,291
3.12%, 09/01/27 (Call 06/01/27)	250	236,365
3.25%, 04/01/28 (Call 01/01/28)	568	535,970
4.00%, 03/15/33 (Call 12/15/32)	492	465,894
4.20%, 09/01/48 (Call 03/01/48)	621	539,779
4.20%, 04/01/50 (Call 10/01/49)	405	350,592
4.75%, 09/15/52 (Call 03/15/52)	400	379,628
4.95%, 01/15/45 (Call 01/15/25)	430	410,710
5.40%, 11/01/24	55	55,411
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	250	231,112
3.50%, 06/01/51 (Call 12/01/50)	70	53,188
3.85%, 06/01/49 (Call 12/01/48)	350	281,704
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	454	368,948
3.55%, 09/30/49 (Call 03/30/49)	455	346,978
4.00%, 03/30/29 (Call 12/30/28)	326	317,090
4.50%, 03/30/39 (Call 09/30/38)	310	286,161
5.00%, 09/15/52 (Call 03/15/52)	235	229,853
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(e)	1,040	984,828
7.13%, 02/11/25(e)	800	783,008
8.45%, 08/10/28(e)	400	384,184
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	751	722,687
2.90%, 09/15/29 (Call 06/15/29)	600	539,430
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	140	132,203
3.10%, 04/01/27 (Call 01/01/27)	240	229,351
3.25%, 09/01/49 (Call 03/01/49)	384	280,339
3.45%, 04/15/50 (Call 10/15/49)	180	135,844
4.10%, 04/01/43 (Call 10/01/42)	199	174,734
4.13%, 03/01/42 (Call 09/01/41)	128	110,564
4.25%, 12/01/45 (Call 06/01/45)	348	298,323
5.70%, 03/15/53 (Call 09/15/52)	390	410,475
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	150	145,493
4.20%, 06/15/47 (Call 12/15/46)	291	247,076
4.20%, 03/15/48 (Call 09/15/47)	325	277,794
4.95%, 04/15/33 (Call 01/15/33)	225	226,278
5.30%, 10/01/41 (Call 04/01/41)	325	324,223
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	397	333,587
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	30	25,469

Security	Par (000)	Value

Electric (continued)
Evergy Missouri West Inc., 5.15%, 12/15/27
(Call 11/15/27)(b)	$545	$552,570
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	430	368,781
2.90%, 03/01/27 (Call 02/01/27)	700	660,128
3.38%, 03/01/32 (Call 12/01/31)	305	274,433
3.45%, 01/15/50 (Call 07/15/49)	401	305,710
4.20%, 06/27/24	270	267,135
4.60%, 07/01/27 (Call 06/01/27)	230	230,053
5.45%, 03/01/28 (Call 02/01/28)	516	535,402
Series H, 3.15%, 01/15/25 (Call 10/15/24)	405	393,304
Series L, 2.90%, 10/01/24 (Call 08/01/24)	750	726,675
Series M, 3.30%, 01/15/28 (Call 10/15/27)	202	190,854
Series O, 4.25%, 04/01/29 (Call 01/01/29)	420	411,986
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	520	474,105
Series R, 1.65%, 08/15/30 (Call 05/15/30)	745	606,661
Series U, 1.40%, 08/15/26 (Call 07/15/26)	405	364,601
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	165	154,768
3.35%, 03/15/32 (Call 12/15/31)	300	269,976
3.40%, 04/15/26 (Call 01/15/26)	859	829,751
3.95%, 06/15/25 (Call 03/15/25)	482	472,789
4.05%, 04/15/30 (Call 01/15/30)	1,565	1,502,290
4.10%, 03/15/52 (Call 09/15/51)	500	414,700
4.45%, 04/15/46 (Call 10/15/45)	860	749,610
4.70%, 04/15/50 (Call 10/15/49)	685	622,590
4.95%, 06/15/35 (Call 12/15/34)	301	301,150
5.10%, 06/15/45 (Call 12/15/44)	339	320,501
5.15%, 03/15/28 (Call 02/15/28)	455	465,096
5.30%, 03/15/33 (Call 12/15/32)	520	535,798
5.60%, 03/15/53 (Call 09/15/52)	520	535,387
5.63%, 06/15/35	115	121,209
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	575	568,899
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(e)	739	625,529
Fells Point Funding Trust, 3.05%, 01/31/27
(Call 12/31/26)(b)	388	363,859
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	245	231,496
2.65%, 03/01/30 (Call 12/01/29)	457	394,798
Series A, 1.60%, 01/15/26 (Call 12/15/25)	201	185,597
Series B, 2.25%, 09/01/30 (Call 06/01/30)	385	319,866
Series B, 4.15%, 07/15/27 (Call 04/15/27)	1,114	1,083,276
Series C, 3.40%, 03/01/50 (Call 09/01/49)	635	444,202
Series C, 5.10%, 07/15/47 (Call 01/15/47)	479	441,130
Series C, 7.38%, 11/15/31	574	656,926
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	410	371,083
4.35%, 01/15/25 (Call 10/15/24)(b)	931	915,387
4.55%, 04/01/49 (Call 10/01/48)(b)	273	233,707
5.45%, 07/15/44 (Call 01/15/44)(b)	315	306,605
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	653	560,907
2.85%, 04/01/25 (Call 03/01/25)	1,500	1,455,960
2.88%, 12/04/51 (Call 06/04/51)	608	433,613
3.13%, 12/01/25 (Call 06/01/25)	980	952,433
3.15%, 10/01/49 (Call 04/01/49)	439	330,321
3.25%, 06/01/24 (Call 12/01/23)	340	334,635
3.70%, 12/01/47 (Call 06/01/47)	572	480,503
3.80%, 12/15/42 (Call 06/15/42)	215	184,492
3.95%, 03/01/48 (Call 09/01/47)	992	863,943

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.99%, 03/01/49 (Call 09/01/48)	$755	$657,718
4.05%, 06/01/42 (Call 12/01/41)	285	255,049
4.05%, 10/01/44 (Call 04/01/44)	183	161,746
4.13%, 02/01/42 (Call 08/01/41)	349	313,765
4.13%, 06/01/48 (Call 12/01/47)	343	305,860
4.95%, 06/01/35	868	887,695
5.05%, 04/01/28 (Call 03/01/28)	316	327,442
5.10%, 04/01/33 (Call 01/01/33)	520	542,282
5.25%, 02/01/41 (Call 08/01/40)	50	51,602
5.30%, 04/01/53 (Call 10/01/52)	495	527,343
5.63%, 04/01/34	260	280,545
5.65%, 02/01/37	155	167,157
5.69%, 03/01/40	130	141,419
5.95%, 02/01/38	409	452,775
5.96%, 04/01/39	494	547,895
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,120	1,056,485
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	220	211,407
3.25%, 03/30/27 (Call 12/30/26)	363	345,681
4.30%, 03/15/42	1,086	962,359
4.30%, 03/15/43	330	287,836
4.70%, 05/15/32 (Call 02/15/32)	403	402,267
5.13%, 05/15/52 (Call 11/15/51)	478	472,713
Series 10-C, 4.75%, 09/01/40	525	493,006
Series A, 2.20%, 09/15/24 (Call 08/15/24)	575	552,805
Series A, 3.25%, 03/15/51 (Call 09/15/50)	293	210,430
Series B, 2.65%, 09/15/29 (Call 06/15/29)	465	412,739
Series B, 3.70%, 01/30/50 (Call 07/30/49)	593	464,876
Great River Energy
6.25%, 07/01/38(b)	278	296,043
7.23%, 07/01/38(b)(c)	157	179,044
Guangzhou Development District Holding Group Co.
Ltd., 2.85%, 01/19/27(e)	200	180,512
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	720	693,468
Hengjian International Investment Ltd., 1.88%,
06/23/25(e)	200	186,426
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(e)	600	497,928
2.25%, 06/09/30 (Call 12/09/29)(e)	400	342,048
2.88%, 05/03/26(e)	400	381,188
Iberdrola International BV, 6.75%, 07/15/36	432	503,980
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	220	232,958
Series K, 4.20%, 03/01/48 (Call 09/01/47)	475	414,485
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	305	216,672
3.85%, 05/15/28 (Call 02/15/28)	281	272,941
4.25%, 08/15/48 (Call 02/15/48)	341	294,477
5.63%, 04/01/53 (Call 10/01/52)	345	367,660
6.05%, 03/15/37	25	27,228
Series K, 4.55%, 03/15/46 (Call 09/15/45)	381	339,604
Series L, 3.75%, 07/01/47 (Call 01/01/47)	214	168,561
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	535	448,400
5.65%, 12/01/32 (Call 09/01/32)(b)	520	550,477
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(e)	600	453,006
4.88%, 01/14/48(e)	210	160,220
Instituto Costarricense de Electricidad, 6.38%,
05/15/43(e)	400	329,288

Security	Par (000)	Value

Electric (continued)
Interchile SA, 4.50%, 06/30/56(e)	$800	$655,272
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	315	266,213
3.10%, 11/30/51 (Call 05/30/51)	285	194,635
3.25%, 12/01/24 (Call 09/01/24)	204	198,439
3.50%, 09/30/49 (Call 03/30/49)	372	278,107
3.60%, 04/01/29 (Call 01/01/29)	30	28,220
3.70%, 09/15/46 (Call 03/15/46)	235	182,104
4.10%, 09/26/28 (Call 06/26/28)	315	309,201
6.25%, 07/15/39	265	287,067
Investment Energy Resources Ltd., 6.25%, 04/26/29
(Call 04/26/25)(e)	800	739,976
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	310	301,546
4.25%, 05/01/30 (Call 02/01/30)	292	271,008
Israel Electric Corp. Ltd.
3.75%, 02/22/32(b)(e)	600	528,972
4.25%, 08/14/28(b)(e)	800	766,480
7.75%, 12/15/27(e)	250	273,795
Series 6, 5.00%, 11/12/24(b)(e)	850	842,163
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(b)	45	39,903
3.25%, 06/30/26 (Call 03/30/26)	358	342,305
3.35%, 11/15/27 (Call 08/15/27)	613	581,657
3.65%, 06/15/24 (Call 03/15/24)	240	236,047
4.95%, 09/22/27 (Call 08/22/27)(b)	475	482,163
5.30%, 07/01/43 (Call 01/01/43)	457	440,415
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(e)	200	189,136
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	570	482,585
4.30%, 01/15/26 (Call 10/15/25)(b)	405	399,030
John Sevier Combined Cycle Generation LLC, 4.63%,
01/15/42	28	27,406
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(Call 05/17/26)(e)	531	443,534
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(e)	423	390,860
4.88%, 05/24/26 (Call 02/24/26)(e)	400	385,908
Kansai Electric Power Co. Inc. (The), 2.55%,
09/17/24(e)	200	192,510
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	472	345,188
4.38%, 10/01/45 (Call 04/01/45)	484	425,228
5.13%, 11/01/40 (Call 05/01/40)	523	516,316
5.45%, 04/15/33 (Call 01/15/33)	230	239,598
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(e)	600	563,346
3.60%, 05/06/25	200	194,802
Korea Electric Power Corp.
1.13%, 06/15/25(e)	400	370,600
2.50%, 06/24/24(e)	375	365,392
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(e)	600	534,414
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(e)	400	358,784
Lamar Funding Ltd., 3.96%, 05/07/25(e)	775	744,426
Leeward Renewable Energy Operations LLC, 4.25%,
07/01/29 (Call 07/01/24)(b)	225	203,432
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(b)	638	509,602
Light Servicos de Eletricidade SA/Light Energia SA,
4.38%, 06/18/26 (Call 06/18/24)(e)	400	149,020
LLPL Capital Pte Ltd., 6.88%, 02/04/39(e)	496	444,545

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	$130	$112,951
5.45%, 04/15/33 (Call 01/15/33)	385	400,616
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	88	85,652
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(b)	785	622,246
4.00%, 08/15/46 (Call 02/15/46)(b)	202	157,243
5.90%, 11/15/39(b)	220	230,089
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(e)	400	391,376
Metropolitan Edison Co.
4.30%, 01/15/29 (Call 10/15/28)(b)	435	420,889
5.20%, 04/01/28 (Call 03/01/28)(b)	85	86,476
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(c)(e)	273	267,117
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	220	150,016
3.10%, 05/01/27 (Call 02/01/27)	275	263,103
3.15%, 04/15/50 (Call 10/15/49)	483	360,226
3.50%, 10/15/24 (Call 07/15/24)	270	265,413
3.65%, 04/15/29 (Call 01/15/29)	776	747,963
3.65%, 08/01/48 (Call 02/01/48)	685	563,207
3.95%, 08/01/47 (Call 02/01/47)	483	415,795
4.25%, 05/01/46 (Call 11/01/45)	350	310,247
4.25%, 07/15/49 (Call 01/15/49)	517	464,649
4.40%, 10/15/44 (Call 04/15/44)	580	537,051
4.80%, 09/15/43 (Call 03/15/43)	390	378,737
5.75%, 11/01/35	53	57,559
5.80%, 10/15/36	143	157,555
6.75%, 12/30/31	202	233,898
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	432	419,887
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(c)	82	83,144
Minejesa Capital BV
4.63%, 08/10/30(e)	1,000	883,980
5.63%, 08/10/37(e)	600	479,316
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	330	319,265
Series 12-A, 4.25%, 03/15/42	91	78,323
Series B, 3.10%, 07/30/51 (Call 01/30/51)	243	168,090
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(e)	500	434,120
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(b)	305	309,965
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	610	560,413
3.92%, 08/01/28 (Call 05/01/28)(b)	150	145,610
5.64%, 03/15/40(b)	355	355,887
National Central Cooling Co. PJSC, 2.50%, 10/21/27(e) .	500	453,115
National Grid USA, 5.80%, 04/01/35	88	91,283
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	750	674,700
1.35%, 03/15/31 (Call 12/15/30)	165	129,335
1.65%, 06/15/31 (Call 03/15/31)	235	187,995
1.88%, 02/07/25	253	241,086
2.40%, 03/15/30 (Call 12/15/29)	90	78,244
2.75%, 04/15/32 (Call 01/15/32)	305	261,964
2.85%, 01/27/25 (Call 10/27/24)	149	144,439
3.05%, 04/25/27 (Call 01/25/27)	330	313,606
3.25%, 11/01/25 (Call 08/01/25)	462	446,569
3.40%, 02/07/28 (Call 11/07/27)	539	515,478

Security	Par (000)	Value

Electric (continued)
3.45%, 06/15/25	$170	$165,782
3.70%, 03/15/29 (Call 12/15/28)	215	206,366
3.90%, 11/01/28 (Call 08/01/28)	215	208,124
4.02%, 11/01/32 (Call 05/01/32)	619	580,616
4.15%, 12/15/32 (Call 09/15/32)	210	200,974
4.30%, 03/15/49 (Call 09/15/48)	396	348,009
4.40%, 11/01/48 (Call 05/01/48)	285	252,003
4.45%, 03/13/26 (Call 02/13/26)	175	175,756
4.80%, 03/15/28 (Call 02/15/28)	1,090	1,105,380
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	256	245,765
5.45%, 10/30/25	610	620,980
5.80%, 01/15/33 (Call 07/15/32)	530	571,170
Series C, 8.00%, 03/01/32	125	150,871
Series D, 1.00%, 10/18/24	173	163,584
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	185	207,311
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	805	774,499
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	660	575,817
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	415	296,928
Series N, 6.65%, 04/01/36	98	112,710
Series R, 6.75%, 07/01/37	579	675,832
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	162	108,394
3.80%, 12/05/47 (Call 06/05/47)(b)	1,036	837,616
5.94%, 11/25/52 (Call 05/25/52)(b)	250	274,365
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	335	270,576
3.25%, 12/01/26 (Call 09/01/26)(b)	70	66,882
3.30%, 09/15/49 (Call 03/15/49)(b)	388	278,297
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	638	580,274
1.90%, 06/15/28 (Call 04/15/28)	557	490,717
2.25%, 06/01/30 (Call 03/01/30)	1,832	1,556,834
2.44%, 01/15/32 (Call 10/15/31)	623	517,757
2.75%, 11/01/29 (Call 08/01/29)	1,012	904,576
3.00%, 01/15/52 (Call 07/15/51)	345	236,356
3.50%, 04/01/29 (Call 01/01/29)	785	737,280
3.55%, 05/01/27 (Call 02/01/27)	878	847,489
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	105	88,496
4.20%, 06/20/24	460	455,915
4.26%, 09/01/24	200	198,052
4.45%, 06/20/25	475	472,492
4.63%, 07/15/27 (Call 06/15/27)	900	900,792
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	475	408,728
4.90%, 02/28/28 (Call 01/28/28)	1,150	1,164,524
5.00%, 02/28/30 (Call 12/28/29)	1,100	1,113,596
5.00%, 07/15/32 (Call 04/15/32)	625	630,787
5.05%, 02/28/33 (Call 11/28/32)	1,150	1,162,776
5.25%, 02/28/53 (Call 08/28/52)	1,220	1,208,312
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)	489	445,538
6.05%, 03/01/25	440	447,322
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	386	361,045
4.25%, 07/15/24 (Call 04/15/24)(b)	354	349,016
4.50%, 09/15/27 (Call 06/15/27)(b)	400	376,620

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	$338	$277,278
2.76%, 01/10/32 (Call 10/10/31)(b)	370	309,002
3.03%, 06/27/50 (Call 12/27/49)(b)	272	185,398
3.51%, 10/01/24 (Call 07/01/24)(b)	50	48,112
4.12%, 11/28/42(b)	106	86,358
4.28%, 12/15/28 (Call 09/15/28)(b)	215	204,972
4.28%, 10/01/34 (Call 04/01/34)(b)	779	717,669
5.78%, 09/16/52 (Call 03/16/52)(b)	380	395,052
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	225	192,845
2.60%, 06/01/51 (Call 12/01/50)	930	629,749
2.90%, 03/01/50 (Call 09/01/49)	554	396,736
3.20%, 04/01/52 (Call 10/01/51)	333	247,682
3.40%, 08/15/42 (Call 02/15/42)	415	341,134
3.60%, 05/15/46 (Call 11/15/45)	320	257,114
3.60%, 09/15/47 (Call 03/15/47)	211	172,845
4.00%, 08/15/45 (Call 02/15/45)	360	310,651
4.13%, 05/15/44 (Call 11/15/43)	330	292,637
4.50%, 06/01/52 (Call 12/01/51)	265	249,217
5.35%, 11/01/39	409	427,057
6.20%, 07/01/37	228	255,137
6.25%, 06/01/36	120	134,264
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	455	397,488
NPC Ukrenergo, 6.88%, 11/09/28(d)(e)(j)	600	99,222
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	560	505,165
2.45%, 12/02/27 (Call 10/02/27)(b)	985	856,497
3.38%, 02/15/29 (Call 02/15/24)(b)	370	313,560
3.63%, 02/15/31 (Call 02/15/26)(b)	765	619,015
3.75%, 06/15/24 (Call 05/15/24)(b)	568	552,596
3.88%, 02/15/32 (Call 02/15/27)(b)	831	670,816
4.45%, 06/15/29 (Call 03/15/29)(b)	661	605,641
5.25%, 06/15/29 (Call 06/15/24)(b)	550	507,848
5.75%, 01/15/28 (Call 01/15/24)	611	596,098
6.63%, 01/15/27 (Call 07/15/23)	434	435,884
7.00%, 03/15/33 (Call 12/15/32)(b)	620	644,056
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	250	207,208
3.10%, 06/01/51 (Call 12/01/50)	322	230,993
3.20%, 05/15/27 (Call 02/15/27)	449	429,150
3.25%, 05/15/29 (Call 02/15/29)	325	304,632
3.95%, 04/01/30 (Call 01/01/30)	203	196,993
4.40%, 03/01/44 (Call 09/01/43)	380	350,204
4.55%, 06/01/52 (Call 12/01/51)	480	454,560
4.95%, 09/15/52 (Call 03/15/52)	175	174,664
5.50%, 03/15/40	130	134,904
NTPC Ltd.
4.38%, 11/26/24 (e)	400	394,452
4.50%, 03/19/28(e)	400	393,996
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	255	198,923
4.50%, 04/01/47 (Call 10/01/46)(b)	570	485,629
5.05%, 10/01/48 (Call 04/01/48)	271	248,477
5.25%, 09/01/50	248	237,393
5.38%, 11/01/40	120	114,496
5.95%, 11/01/39	495	504,162
6.19%, 01/01/31(b)	545	559,971

Security	Par (000)	Value

Electric (continued)
Ohio Edison Co.
5.50%, 01/15/33 (Call 10/15/32)(b)	$440	$455,189
6.88%, 07/15/36	297	341,621
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	372	311,621
4.15%, 04/01/48 (Call 10/01/47)	15	12,908
Series P, 2.60%, 04/01/30 (Call 01/01/30)	547	479,445
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	239	192,266
Series R, 2.90%, 10/01/51 (Call 04/01/51)	315	216,764
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	55	50,100
3.80%, 08/15/28 (Call 02/15/28)	195	188,464
3.85%, 08/15/47 (Call 02/15/47)	254	202,679
4.15%, 04/01/47 (Call 10/01/46)	538	450,688
5.40%, 01/15/33 (Call 07/15/32)	300	313,185
5.60%, 04/01/53 (Call 10/01/52)	185	191,865
OmGrid Funding Ltd., 5.20%, 05/16/27(e)	200	194,008
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	425	386,580
2.70%, 11/15/51 (Call 05/15/51)	483	326,436
2.75%, 06/01/24 (Call 05/01/24)	605	590,329
2.75%, 05/15/30 (Call 02/15/30)	950	853,850
2.95%, 04/01/25 (Call 01/01/25)	168	162,832
3.10%, 09/15/49 (Call 03/15/49)	647	476,522
3.70%, 11/15/28 (Call 08/15/28)	810	791,103
3.70%, 05/15/50 (Call 11/15/49)	265	218,903
3.75%, 04/01/45 (Call 10/01/44)	435	366,457
3.80%, 09/30/47 (Call 03/30/47)	378	316,280
3.80%, 06/01/49 (Call 12/01/48)	443	369,790
4.10%, 11/15/48 (Call 05/15/48)	98	86,623
4.15%, 06/01/32 (Call 03/01/32)	175	170,760
4.55%, 09/15/32 (Call 06/15/32)	370	370,614
4.55%, 12/01/41 (Call 06/01/41)	95	90,482
4.60%, 06/01/52 (Call 12/01/51)	413	386,597
4.95%, 09/15/52 (Call 03/15/52)	500	491,760
5.25%, 09/30/40	150	153,299
5.30%, 06/01/42 (Call 12/01/41)	358	371,307
5.35%, 10/01/52 (Call 04/01/52)	255	268,882
5.75%, 03/15/29 (Call 12/15/28)	15	16,011
7.00%, 05/01/32	118	138,186
7.25%, 01/15/33	390	467,614
7.50%, 09/01/38	225	281,234
Oryx Funding Ltd., 5.80%, 02/03/31(e)	400	389,072
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	825	722,964
2.50%, 02/01/31 (Call 11/01/30)	1,590	1,288,202
3.00%, 06/15/28 (Call 04/15/28)	805	715,347
3.15%, 01/01/26	1,145	1,079,517
3.25%, 06/01/31 (Call 03/01/31)	793	670,481
3.30%, 03/15/27 (Call 12/15/26)	255	235,694
3.30%, 12/01/27 (Call 09/01/27)	824	747,549
3.30%, 08/01/40 (Call 02/01/40)	911	638,137
3.40%, 08/15/24 (Call 05/15/24)	10	9,727
3.45%, 07/01/25	534	509,901
3.50%, 06/15/25 (Call 03/15/25)	350	334,397
3.50%, 08/01/50 (Call 02/01/50)	1,255	818,436
3.75%, 07/01/28	330	304,689
3.75%, 08/15/42 (Call 02/15/42)	395	284,649
3.95%, 12/01/47 (Call 06/01/47)	642	455,371
4.00%, 12/01/46 (Call 06/01/46)	290	205,680

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 03/01/29 (Call 01/01/29)	$665	$617,393
4.20%, 06/01/41 (Call 12/01/40)	432	336,031
4.25%, 03/15/46 (Call 09/15/45)	543	402,130
4.30%, 03/15/45 (Call 09/15/44)	302	225,673
4.40%, 03/01/32 (Call 12/01/31)	575	518,380
4.45%, 04/15/42 (Call 10/15/41)	253	196,239
4.50%, 07/01/40 (Call 01/01/40)	1,421	1,154,818
4.55%, 07/01/30 (Call 01/01/30)	1,560	1,450,114
4.60%, 06/15/43 (Call 12/15/42)	410	318,980
4.65%, 08/01/28 (Call 05/01/28)	180	170,185
4.75%, 02/15/44 (Call 08/15/43)	446	363,726
4.95%, 06/08/25	605	598,708
4.95%, 07/01/50 (Call 01/01/50)	2,247	1,830,901
5.25%, 03/01/52 (Call 09/01/51)	380	319,375
5.45%, 06/15/27 (Call 05/15/27)	720	714,535
5.90%, 06/15/32 (Call 03/15/32)	650	651,911
6.15%, 01/15/33 (Call 10/15/32)	610	619,461
6.70%, 04/01/53 (Call 10/01/52)	315	321,577
6.75%, 01/15/53 (Call 07/15/52)	640	656,723
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	54	48,151
2.90%, 06/15/52 (Call 12/15/51)	230	160,644
3.30%, 03/15/51 (Call 09/15/50)	653	486,857
3.50%, 06/15/29 (Call 03/15/29)	620	593,464
4.10%, 02/01/42 (Call 08/01/41)	250	220,805
4.13%, 01/15/49 (Call 07/15/48)	588	507,338
4.15%, 02/15/50 (Call 08/15/49)	481	413,150
5.25%, 06/15/35	85	88,363
5.35%, 12/01/53 (Call 06/01/53)	480	498,720
5.75%, 04/01/37	185	199,066
6.00%, 01/15/39	545	594,339
6.10%, 08/01/36	65	71,300
6.25%, 10/15/37	897	1,010,435
6.35%, 07/15/38	94	106,710
7.70%, 11/15/31	175	214,429
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/24)(e) .	600	521,844
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	520	483,314
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	250	171,013
2.85%, 09/15/51 (Call 03/15/51)	315	217,451
3.00%, 09/15/49 (Call 03/15/49)	364	261,996
3.05%, 03/15/51 (Call 09/15/50)	160	114,691
3.15%, 10/15/25 (Call 07/15/25)	200	194,608
3.70%, 09/15/47 (Call 03/15/47)	200	162,366
3.90%, 03/01/48 (Call 09/01/47)	365	313,236
4.15%, 10/01/44 (Call 04/01/44)	135	118,881
4.38%, 08/15/52 (Call 02/15/52)	180	165,818
4.60%, 05/15/52 (Call 11/15/51)	265	252,405
5.95%, 10/01/36	168	183,070
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	604	563,931
3.60%, 06/01/29 (Call 03/01/29)(b)	403	377,901
Perusahaan Listrik Negara PT
3.88%, 07/17/29(e)	400	371,688
4.13%, 05/15/27(c)(e)	1,411	1,372,959
4.88%, 07/17/49(e)	400	332,736
5.25%, 05/15/47(c)(e)	400	351,812

Security	Par (000)	Value

Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(c)(e)	$800	$695,072
3.38%, 02/05/30(c)(e)	600	536,562
4.00%, 06/30/50 (Call 12/30/49)(c)(e)	800	581,840
4.38%, 02/05/50(e)	400	308,892
5.25%, 10/24/42(e)	400	357,980
5.38%, 01/25/29(e)	400	404,816
5.45%, 05/21/28(e)	200	204,342
6.15%, 05/21/48(e)	800	786,072
6.25%, 01/25/49(e)	400	395,440
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	695	655,149
5.25%, 07/01/30 (Call 06/15/25)	755	696,072
PG&E Recovery Funding LLC, 5.05%, 07/15/34	200	203,612
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	500	453,420
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	180	165,353
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	583	524,239
6.50%, 11/15/37	230	264,528
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	453	433,476
4.13%, 04/15/30 (Call 01/15/30)	55	51,864
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	260	189,868
3.95%, 06/01/47 (Call 12/01/46)	370	319,809
4.13%, 06/15/44 (Call 12/15/43)	373	327,009
4.15%, 10/01/45 (Call 04/01/45)	160	140,854
4.15%, 06/15/48 (Call 12/15/47)	230	206,777
4.75%, 07/15/43 (Call 01/15/43)	110	105,820
5.00%, 05/15/33 (Call 02/15/33)	880	906,523
5.25%, 05/15/53 (Call 11/15/52)	775	807,728
6.25%, 05/15/39	85	94,939
Progress Energy Inc.
6.00%, 12/01/39	335	346,688
7.00%, 10/30/31	185	208,467
7.75%, 03/01/31	381	444,600
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	10	8,262
3.60%, 09/15/42 (Call 03/15/42)	225	187,070
3.70%, 06/15/28 (Call 12/15/27)	275	268,312
3.80%, 06/15/47 (Call 12/15/46)	389	323,232
4.05%, 09/15/49 (Call 03/15/49)	534	454,514
4.10%, 06/01/32 (Call 12/01/31)	210	203,473
4.10%, 06/15/48 (Call 12/15/47)	95	82,331
4.30%, 03/15/44 (Call 09/15/43)	531	476,440
4.50%, 06/01/52 (Call 12/01/51)	180	166,981
5.25%, 04/01/53 (Call 10/01/52)	700	720,104
6.50%, 08/01/38	145	166,643
Series 17, 6.25%, 09/01/37	193	219,812
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	263	196,159
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	515	430,772
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	450	304,051
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	264	213,687
5.15%, 01/15/53 (Call 07/15/52)	175	180,943
Series V, 2.20%, 06/15/31 (Call 03/15/31)	165	140,027
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	400	410,548

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series J, 2.20%, 08/15/31 (Call 05/15/31)	$300	$248,400
Series K, 3.15%, 08/15/51 (Call 02/15/51)	415	286,421
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	475	392,264
2.05%, 08/01/50 (Call 02/01/50)	173	102,658
2.25%, 09/15/26 (Call 06/15/26)	470	437,354
2.45%, 01/15/30 (Call 10/15/29)	575	509,197
2.70%, 05/01/50 (Call 11/01/49)	401	273,875
3.00%, 05/15/25 (Call 02/15/25)	24	23,208
3.00%, 05/15/27 (Call 02/15/27)	125	119,123
3.15%, 01/01/50 (Call 07/01/49)	546	407,911
3.20%, 05/15/29 (Call 02/15/29)	224	209,664
3.20%, 08/01/49 (Call 02/01/49)	450	342,108
3.60%, 12/01/47 (Call 06/01/47)	310	250,784
3.65%, 09/01/28 (Call 06/01/28)	565	544,897
3.65%, 09/01/42 (Call 03/01/42)	269	223,805
3.70%, 05/01/28 (Call 02/01/28)	395	385,228
3.80%, 01/01/43 (Call 07/01/42)	180	154,453
3.80%, 03/01/46 (Call 09/01/45)	738	612,931
3.85%, 05/01/49 (Call 11/01/48)	518	435,550
3.95%, 05/01/42 (Call 11/01/41)	150	130,784
4.05%, 05/01/48 (Call 11/01/47)	90	78,834
4.65%, 03/15/33 (Call 12/15/32)	240	242,767
4.90%, 12/15/32 (Call 09/15/32)	690	711,328
5.13%, 03/15/53 (Call 09/15/52)	135	139,490
5.50%, 03/01/40	205	216,785
5.80%, 05/01/37	245	267,295
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	385	352,564
1.60%, 08/15/30 (Call 05/15/30)	500	404,720
2.45%, 11/15/31 (Call 08/15/31)	5	4,171
2.88%, 06/15/24 (Call 05/15/24)	358	348,560
5.85%, 11/15/27 (Call 10/15/27)	100	104,889
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	455	404,463
3.65%, 05/15/25 (Call 02/15/25)	580	561,655
4.10%, 06/15/30 (Call 03/15/30)	164	153,420
4.22%, 03/15/32 (Call 12/15/31)	290	269,010
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	692	516,703
4.22%, 06/15/48 (Call 12/15/47)	340	297,684
4.30%, 05/20/45 (Call 11/20/44)	256	218,985
5.64%, 04/15/41 (Call 10/15/40)	245	253,769
5.76%, 10/01/39	409	426,832
5.80%, 03/15/40	430	452,631
6.27%, 03/15/37	275	302,041
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(e)	400	337,880
RH International Singapore Corp. Pte Ltd., 4.50%, 03/27/28(e)	200	193,188
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	595	561,377
Ruwais Power Co. PJSC, 6.00%, 08/31/36(e)	600	638,946
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	436	413,925
4.15%, 05/15/48 (Call 11/15/47)	280	244,401
4.50%, 08/15/40	207	194,180
5.35%, 04/01/53 (Call 10/01/52)	510	528,406
6.00%, 06/01/39	225	242,730
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	626	510,735
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	697	597,517

Security	Par (000)	Value

Electric (continued)
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	$180	$135,112
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	730	601,582
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	445	313,511
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	370	326,743
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(e)	400	393,668
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(e)	800	817,488
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(e)	800	819,792
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(e)	400	374,208
2.41%, 09/17/30(e)	1,400	1,225,966
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	1,373	1,293,023
3.30%, 04/01/25 (Call 03/01/25)	195	189,175
3.40%, 02/01/28 (Call 10/01/27)	772	727,911
3.70%, 04/01/29 (Call 02/01/29)	280	264,253
3.80%, 02/01/38 (Call 08/01/37)	393	346,202
4.00%, 02/01/48 (Call 08/01/47)	593	483,390
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	825	673,291
6.00%, 10/15/39	746	787,023
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	378	358,151
Sinosing Services Pte Ltd., 2.63%, 02/20/30(e)	400	350,424
SMC Global Power Holdings Corp. 5.45%, (Call 12/09/26),
(5-year CMT + 7.155%)(a)(e)(f)	400	306,144
5.70%, (Call 01/21/26),
(5-year CMT + 6.554%)(a)(e)(f)	1,000	807,540
7.00%, (Call 10/21/25),
(5-year CMT + 9.199%)(a)(e)(f)	400	342,668
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	1,012	868,073
2.75%, 02/01/32 (Call 11/01/31)	325	280,751
2.85%, 08/01/29 (Call 05/01/29)	225	204,116
3.45%, 02/01/52 (Call 08/01/51)	125	92,993
3.65%, 02/01/50 (Call 08/01/49)	875	680,890
4.00%, 04/01/47 (Call 10/01/46)	1,090	901,266
4.05%, 03/15/42 (Call 09/15/41)	558	467,866
4.50%, 09/01/40 (Call 03/01/40)	375	337,710
4.65%, 10/01/43 (Call 04/01/43)	580	534,174
5.30%, 03/01/28 (Call 02/01/28)	80	82,194
5.50%, 03/15/40	440	444,844
5.63%, 02/01/36	418	434,503
5.70%, 03/01/53 (Call 09/01/52)	115	120,475
5.85%, 11/01/27 (Call 10/01/27)	220	231,433
5.95%, 11/01/32 (Call 08/01/32)	230	250,127
6.00%, 01/15/34	588	639,250
6.05%, 03/15/39	663	704,491
6.65%, 04/01/29	519	560,899
Series 04-G, 5.75%, 04/01/35	435	462,074
Series 05-E, 5.35%, 07/15/35	365	367,588
Series 06-E, 5.55%, 01/15/37	225	234,171
Series 08-A, 5.95%, 02/01/38	365	393,904
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	265	219,144
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	245	222,556
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	185	125,043
Series A, 4.20%, 03/01/29 (Call 12/01/28)	512	504,136
Series B, 3.65%, 03/01/28 (Call 12/01/27)	328	314,752

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 4.88%, 03/01/49 (Call 09/01/48)	$431	$404,860
Series C, 3.60%, 02/01/45 (Call 08/01/44)	561	429,883
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,438	1,221,797
Series C, 4.20%, 06/01/25	380	374,638
Series D, 4.70%, 06/01/27 (Call 05/01/27)	705	708,842
Series E, 3.70%, 08/01/25 (Call 06/01/25)	680	665,924
Series E, 5.45%, 06/01/52 (Call 12/01/51)	260	263,965
Series G, 2.50%, 06/01/31 (Call 03/01/31)	360	307,994
Series H, 3.65%, 06/01/51 (Call 12/01/50)	160	123,878
Series K, 0.98%, 08/01/24	30	28,556
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,718	1,647,321
4.25%, 07/01/36 (Call 01/01/36)	615	568,869
4.40%, 07/01/46 (Call 01/01/46)	1,224	1,074,476
5.15%, 10/06/25	305	308,306
5.70%, 10/15/32 (Call 04/15/32)	275	290,504
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(a)	174	149,461
Series A, 3.70%, 04/30/30 (Call 01/30/30)	1,085	1,016,884
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5-year CMT + 3.733%)(a)	863	808,752
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	125	113,498
4.15%, 12/01/25 (Call 09/01/25)	157	154,180
5.15%, 09/15/41	585	556,382
5.25%, 07/15/43	140	132,658
Series F, 4.95%, 12/15/46 (Call 06/15/46)	576	518,250
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	635	440,112
5.30%, 04/01/33 (Call 01/01/33)	290	293,784
6.20%, 03/15/40	355	376,513
Series J, 3.90%, 04/01/45 (Call 10/01/44)	427	339,217
Series K, 2.75%, 10/01/26 (Call 07/01/26)	749	700,555
Series L, 3.85%, 02/01/48 (Call 08/01/47)	378	291,979
Series M, 4.10%, 09/15/28 (Call 06/15/28)	725	706,005
Series N, 1.65%, 03/15/26 (Call 02/15/26)	275	252,202
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	50	48,988
3.40%, 08/15/46 (Call 02/15/46)	125	93,918
3.70%, 08/15/47 (Call 02/15/47)	450	356,490
3.75%, 06/15/49 (Call 12/15/48)	275	218,160
4.50%, 08/15/41 (Call 02/15/41)	10	9,076
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	196	173,393
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	240	173,750
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	500	477,865
SP PowerAssets Ltd.
3.00%, 09/26/27(b)(c)	600	572,730
3.25%, 11/24/25(b)	200	194,102
SPIC MTN Co. Ltd., 1.63%, 07/27/25(e)	1,000	932,180
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(e)	600	518,988
State Grid Europe Development 2014 PLC, 3.13%, 04/07/25 (Call 03/07/25)(e)	400	388,324
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)(c)	200	191,364
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(e)	800	794,976
4.85%, 05/07/44(e)	200	203,150

Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(e)	$400	$368,444
3.50%, 05/04/27(e)	1,700	1,658,299
4.25%, 05/02/28(e)	800	801,728
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(e)	400	358,400
1.63%, 08/05/30 (Call 05/05/30)(e)	2,700	2,269,809
2.88%, 05/18/26(e)	400	381,684
4.00%, 05/04/47	200	179,596
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	415	427,902
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(e)	400	405,296
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(b)	745	745,000
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	153	128,977
3.45%, 03/15/51 (Call 09/15/50)	205	151,667
3.63%, 06/15/50 (Call 12/15/49)	380	291,050
4.10%, 06/15/42 (Call 12/15/41)	509	439,084
4.30%, 06/15/48 (Call 12/15/47)	295	252,139
4.35%, 05/15/44 (Call 11/15/43)	215	187,194
4.45%, 06/15/49 (Call 12/15/48)	375	325,639
5.00%, 07/15/52 (Call 01/15/52)	290	280,444
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/30/23)(b)	275	263,634
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(e)	1,000	924,480
2.15%, 09/22/30 (Call 06/22/30)(e)	400	343,884
2.30%, 10/16/24 (Call 09/16/24)(e)	400	386,680
3.15%, 06/02/26(e)	1,200	1,153,824
3.20%, 10/16/49 (Call 04/16/49)(e)	200	148,742
3.70%, 06/10/25(e)	200	195,926
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(e)	400	377,340
4.85%, 11/01/28(e)	600	604,608
Toledo Edison Co. (The), 6.15%, 05/15/37	337	363,519
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	55	54,278
TransAlta Corp.
6.50%, 03/15/40	271	252,371
7.75%, 11/15/29 (Call 11/15/25)	318	333,852
Transelec SA
3.88%, 01/12/29 (Call 10/12/28)(b)	414	380,197
4.25%, 01/14/25 (Call 10/14/24)(e)	200	195,378
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(b)	110	106,112
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	500	402,300
3.05%, 03/15/25 (Call 12/15/24)	50	48,309
3.25%, 05/15/32 (Call 02/15/32)	275	246,128
3.25%, 05/01/51 (Call 11/01/50)	145	102,144
4.00%, 06/15/50 (Call 12/15/49)	212	171,516
4.85%, 12/01/48 (Call 06/01/48)	363	329,107
5.50%, 04/15/53 (Call 10/15/52)	315	320,950
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	1,045	860,934
2.63%, 03/15/51 (Call 09/15/50)	320	213,280
2.95%, 06/15/27 (Call 03/15/27)	75	71,250
2.95%, 03/15/30 (Call 12/15/29)	187	170,133
3.25%, 10/01/49 (Call 04/01/49)	157	114,287
3.50%, 03/15/29 (Call 12/15/28)	508	482,813

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 04/15/45 (Call 10/15/44)	$345	$275,855
3.90%, 09/15/42 (Call 03/15/42)	272	231,086
3.90%, 04/01/52 (Call 10/01/51)	75	63,415
4.00%, 04/01/48 (Call 10/01/47)	322	271,060
5.30%, 08/01/37	115	118,801
5.45%, 03/15/53 (Call 09/15/52)	400	421,280
8.45%, 03/15/39	130	174,677
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	725	605,172
2.40%, 03/30/32 (Call 12/30/31)	250	209,673
2.45%, 12/15/50 (Call 06/15/50)	877	540,267
2.95%, 11/15/51 (Call 05/15/51)	535	367,465
3.30%, 12/01/49 (Call 06/01/49)	409	305,425
4.00%, 01/15/43 (Call 07/15/42)	425	361,539
4.45%, 02/15/44 (Call 08/15/43)	670	596,166
4.60%, 12/01/48 (Call 06/01/48)	265	239,711
5.00%, 04/01/33 (Call 01/01/33)	495	501,484
5.45%, 04/01/53 (Call 10/01/52)	510	522,393
6.35%, 11/30/37	408	456,593
8.88%, 11/15/38	647	899,324
Series A, 2.88%, 07/15/29 (Call 04/15/29)	80	73,140
Series A, 3.10%, 05/15/25 (Call 02/15/25)	555	536,358
Series A, 3.15%, 01/15/26 (Call 10/15/25)	555	539,760
Series A, 3.50%, 03/15/27 (Call 12/15/26)	249	240,957
Series A, 3.80%, 04/01/28 (Call 01/01/28)	465	453,166
Series A, 6.00%, 05/15/37	101	109,459
Series B, 2.95%, 11/15/26 (Call 08/15/26)	279	263,700
Series B, 3.75%, 05/15/27 (Call 04/15/27)	455	445,695
Series B, 3.80%, 09/15/47 (Call 03/15/47)	526	421,594
Series B, 4.20%, 05/15/45 (Call 11/15/44)	250	213,630
Series B, 6.00%, 01/15/36	300	326,259
Series C, 4.00%, 11/15/46 (Call 05/15/46)	300	248,148
Series C, 4.63%, 05/15/52 (Call 11/15/51)	390	356,304
Series D, 4.65%, 08/15/43 (Call 02/15/43)	318	290,102
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	862	836,166
3.70%, 01/30/27 (Call 11/30/26)(b)	1,017	950,844
4.30%, 07/15/29 (Call 04/15/29)(b)	682	629,472
4.38%, 05/01/29 (Call 05/01/24)(b)	919	822,413
5.00%, 07/31/27 (Call 07/31/23)(b)	960	912,480
5.50%, 09/01/26 (Call 09/01/23)(b)	890	873,579
5.63%, 02/15/27 (Call 02/15/24)(b)	956	932,234
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	300	261,801
1.80%, 10/15/30 (Call 07/15/30)	305	249,072
2.20%, 12/15/28 (Call 10/15/28)	80	70,529
4.75%, 01/09/26 (Call 12/09/25)	970	973,211
4.75%, 01/15/28 (Call 12/15/27)	765	769,169
5.00%, 09/27/25 (Call 08/27/25)	515	517,673
5.15%, 10/01/27 (Call 09/01/27)	810	827,674
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	310	272,912
2.05%, 12/15/24 (Call 11/15/24)	255	244,723
4.30%, 10/15/48 (Call 04/15/48)	377	335,164
4.75%, 09/30/32 (Call 06/30/32)	180	181,541
5.63%, 05/15/33	125	133,905
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	65	66,463
Wisconsin Power and Light Co. 1.95%, 09/16/31 (Call 06/16/31)	265	215,742

Security	Par (000)	Value

Electric (continued)
3.00%, 07/01/29 (Call 04/01/29)	$52	$47,696
3.05%, 10/15/27 (Call 07/15/27)	120	113,492
3.65%, 04/01/50 (Call 10/01/49)	265	205,929
3.95%, 09/01/32 (Call 06/01/32)	600	569,928
6.38%, 08/15/37	150	166,436
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	400	274,824
3.30%, 09/01/49 (Call 03/01/49)	500	375,000
3.67%, 12/01/42	185	149,067
4.75%, 11/01/44 (Call 05/01/44)	130	121,975
5.35%, 11/10/25 (Call 10/10/25)	180	183,276
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	395	356,551
2.35%, 11/15/31 (Call 05/15/31)	320	264,208
2.60%, 12/01/29 (Call 06/01/29)	415	367,690
3.30%, 06/01/25 (Call 12/01/24)	339	329,315
3.35%, 12/01/26 (Call 06/01/26)	1,161	1,115,500
3.40%, 06/01/30 (Call 12/01/29)	771	709,914
3.50%, 12/01/49 (Call 06/01/49)	363	279,169
4.00%, 06/15/28 (Call 12/15/27)	255	248,911
4.60%, 06/01/32 (Call 12/01/31)	450	442,030
6.50%, 07/01/36	65	72,166
Zhejiang Energy International Ltd., 1.74%, 07/20/26(e)	400	362,488

		520,765,079

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	225	182,815
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,183	1,058,442
1.80%, 10/15/27 (Call 08/15/27)	974	878,499
1.95%, 10/15/30 (Call 07/15/30)	845	713,958
2.00%, 12/21/28 (Call 10/21/28)	855	758,616
2.20%, 12/21/31 (Call 09/21/31)	795	670,304
2.75%, 10/15/50 (Call 04/15/50)	404	270,312
2.80%, 12/21/51 (Call 06/21/51)	660	445,533
3.15%, 06/01/25 (Call 03/01/25)	135	131,622
5.25%, 11/15/39	55	57,687
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	735	641,221
4.75%, 06/15/28 (Call 07/01/23)(b)	390	351,043
6.50%, 12/31/27 (Call 08/31/24)(b)	185	180,904
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)(c)	280	262,217
Johnson Electric Holding, 4.13%, 07/30/24(e)	200	196,906
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	85	81,917
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(b)	1,101	1,119,420
7.25%, 06/15/28 (Call 06/15/23)(b)	969	995,890

		8,997,306

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	170	142,769
2.30%, 03/12/31 (Call 12/12/30)	800	673,256
2.75%, 09/15/29 (Call 06/15/29)	453	406,934
3.05%, 09/22/26 (Call 06/22/26)	510	483,062
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	350	319,827
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	386	373,579
3.55%, 10/01/27 (Call 07/01/27)	241	230,063
5.41%, 07/01/32 (Call 04/01/32)	280	281,963

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	$202	$191,906
2.20%, 09/15/31 (Call 06/15/31)	475	396,725
2.80%, 02/15/30 (Call 11/15/29)	705	631,271
4.35%, 06/01/29 (Call 03/01/29)	473	471,510
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	400	334,244
3.25%, 09/08/24 (Call 07/08/24)	737	715,804
3.88%, 01/12/28 (Call 10/12/27)	343	323,363
4.00%, 04/01/25 (Call 01/01/25)	274	266,295
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	243	214,443
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	410	335,224
4.63%, 04/15/26 (Call 01/15/26)	761	749,509
5.50%, 06/01/32 (Call 03/01/32)	160	155,232
6.25%, 03/15/28 (Call 02/15/28)	475	487,184
Competition Team Technologies Ltd., 4.25%, 03/12/29(e)	800	771,880
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	510	488,427
4.75%, 06/15/25 (Call 03/15/25)	192	189,358
4.88%, 06/15/29 (Call 03/15/29)	1,081	1,048,440
4.88%, 05/12/30 (Call 02/12/30)	438	426,354
6.00%, 01/15/28 (Call 12/15/27)	285	290,033
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,098	1,050,072
4.30%, 06/15/46 (Call 12/15/45)	452	364,963
Foxconn Far East Ltd.
1.63%, 10/28/25(e)	800	735,720
2.50%, 10/28/30(e)	400	336,628
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	725	653,413
1.35%, 06/01/25 (Call 05/01/25)	1,286	1,210,473
1.75%, 09/01/31 (Call 06/01/31)	715	591,112
1.95%, 06/01/30 (Call 03/01/30)	890	761,849
2.30%, 08/15/24 (Call 07/15/24)	907	880,434
2.50%, 11/01/26 (Call 08/01/26)	1,163	1,107,188
2.70%, 08/15/29 (Call 05/15/29)	555	511,499
2.80%, 06/01/50 (Call 12/01/49)	711	535,497
3.81%, 11/21/47 (Call 05/21/47)	879	768,712
4.85%, 11/01/24	750	754,275
4.95%, 02/15/28 (Call 01/15/28)	410	425,330
5.00%, 02/15/33 (Call 11/15/32)	510	537,647
5.38%, 03/01/41	100	106,225
5.70%, 03/15/36	169	187,325
5.70%, 03/15/37	247	273,251
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	5	4,174
3.50%, 02/15/28 (Call 11/15/27)	465	440,936
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(b)(c)	720	647,762
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b) .	1,471	1,273,945
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	610	553,544
3.00%, 01/15/31 (Call 10/15/30)	701	598,086
3.60%, 01/15/30 (Call 10/15/29)	492	450,633
3.95%, 01/12/28 (Call 10/12/27)	552	524,626
4.25%, 05/15/27 (Call 04/15/27)	435	423,699
5.45%, 02/01/29 (Call 01/01/29)	120	120,714
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,003	896,281

Security	Par (000)	Value

Electronics (continued)
4.55%, 10/30/24 (Call 07/30/24)	$181	$179,494
4.60%, 04/06/27 (Call 01/06/27)	833	832,350
Legrand France SA, 8.50%, 02/15/25	5	5,329
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(b)	330	297,238
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)	735	663,683
5.00%, 10/01/25(b)	461	455,579
5.63%, 11/01/24(b)	365	365,427
5.88%, 09/01/30 (Call 09/01/25)(b)	320	314,400
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	620	538,687
4.38%, 02/15/30 (Call 11/15/29)(b)	340	309,781
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 05/09/23)	230	215,471
1.75%, 08/09/26 (Call 07/09/26)	800	700,704
2.38%, 08/09/28 (Call 06/09/28)	710	590,933
2.65%, 08/09/31 (Call 05/09/31)	485	379,609
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	499	495,737
4.90%, 06/15/28 (Call 03/15/28)	181	181,279
6.10%, 03/15/33 (Call 12/15/32)	140	143,487
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	375	320,662
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	95	82,066
3.13%, 08/15/27 (Call 05/15/27)	355	335,674
3.45%, 08/01/24 (Call 05/01/24)	30	29,490
3.70%, 02/15/26 (Call 11/15/25)	150	147,191
4.50%, 02/13/26	350	350,927
7.13%, 10/01/37	349	413,708
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	1,188	1,061,965
2.40%, 04/01/28 (Call 02/01/28)	874	732,517
2.95%, 04/01/31 (Call 01/01/31)	828	656,852

		39,924,908

Energy - Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(e)	400	382,116
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(e)	400	336,688
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(e)	800	711,952
1.88%, 09/17/25 (Call 06/17/25)(e)	800	743,520
2.63%, 09/17/30 (Call 06/17/30)(e)	200	170,916
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	372	333,093
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(b)	595	507,023
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/24)(e)	752	677,875
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(e)	573	497,404
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(e)	600	577,776
5.95%, 07/29/26 (Call 07/29/23)(e)	200	188,296
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(e)	600	571,266
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/24)(e)	550	391,385
SK Battery America Inc., 2.13%, 01/26/26(e)	600	530,094
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)(c)	280	253,627

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources (continued)
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(e)	$584	$485,976
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	590	547,190
5.00%, 01/31/28 (Call 07/31/27)(b)	510	488,468
Topaz Solar Farms LLC
4.88%, 09/30/39(b)	94	72,990
5.75%, 09/30/39(b)	391	385,545
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(e)	400	375,592

		9,228,792

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	752	736,073
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(e)	400	319,988
5.13%, 08/11/61 (Call 08/11/60)(e)	1,000	768,650
America Movil SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(e)	645	585,815
Anhui Transportation Holding Group HK Ltd., 1.62%, 08/26/26(e)	200	179,642
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	319	291,199
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/24)(b)	721	620,060
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(e)	400	365,520
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(e)(i)	494	335,856
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(b)(c)	693	648,045
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/24)(b)	275	259,045
CCCI Treasure Ltd.
3.43%, (Call 11/21/24),
(5-year CMT + 4.998%)(a)(e)(f)	200	193,376
3.65%, (Call 11/21/26),
(5-year CMT + 5.117%)(a)(e)(f)	800	755,000
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	485	362,605
Chengdu Economic & Technological Investment Group Co. Ltd., 5.30%, 12/07/24(e)	200	194,500
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(e)	1,000	959,300
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26), (5-year CMT + 5.581%)(a)(e)(f)	400	376,464
China State Construction Finance Cayman III Ltd., 4.00%, (Call 12/03/24), (5-year CMT + 5.410%)(a)(e)(f)	400	391,060
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(e)	600	585,816
Chouzhou International Investment Ltd.
4.00%, 02/18/25(e)	600	578,400
4.10%, 10/20/25(e)	200	191,088
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(e)	200	184,644
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(e)	200	192,032
Delhi International Airport Ltd.
6.13%, 10/31/26(e)	400	386,880
6.45%, 06/04/29(e)	400	374,084
Dianjian Haiyu Ltd., 3.45%, (Call 09/29/25), (5-year CMT + 6.189%)(a)(e)(f)	600	573,750
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	385	351,570
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	318	307,795
4.25%, 09/15/28 (Call 06/15/28)	454	419,201

Security	Par (000)	Value

Engineering & Construction (continued)
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	$270	$224,951
7.50%, 04/15/32 (Call 04/15/27)(b)	250	214,785
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	225	176,776
Hongkong International Qingdao Co. Ltd.
4.00%, 10/08/24(e)	400	386,112
4.80%, 07/08/25	200	192,322
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/23)(e)	600	564,954
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(e)	200	167,466
6.25%, 11/29/28 (Call 11/29/24)(e)	400	319,204
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/23)(e)	800	704,040
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(b)	240	185,585
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	805	816,294
Jinan Urban Construction International Investment Co. Ltd., 2.40%, 09/23/26(e)	200	177,034
Knife River Holding Co., 7.75%, 05/01/31 (Call 04/14/26)	310	314,219
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	225	153,749
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	745	690,526
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(e)	400	370,596
4.25%, 10/31/26 (Call 07/31/26)(e)	600	577,398
5.50%, 10/31/46 (Call 04/30/46)(e)	600	462,510
5.50%, 07/31/47 (Call 01/31/47)(e)	1,600	1,244,320
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26), (5-year CMT + 5.256%)(a)(e)(f)	800	753,424
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(b)	255	257,642
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	205	195,301
Sepco Virgin Ltd., 3.55%, (Call 10/25/24), (5-year CMT + 4.946%)(a)(e)(f)	400	388,712
St Engineering Urban Solutions USA Inc.
3.38%, 05/05/27 (Call 02/05/27)(b)(c)	600	580,860
3.75%, 05/05/32 (Call 11/05/31)(b)	200	190,410
Summit Digitel Infrastructure Pvt. Ltd., 2.88%, 08/12/31 (Call 08/12/30)(e)	400	320,620
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	15	14,503
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	275	239,756
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	355	305,875
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(b)(c).	400	289,720
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(b)	520	496,730
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	258	241,374
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	340	296,079
Xingcheng Bvi Ltd., 2.38%, 10/08/26(e)	800	709,264
Yongda Investment Ltd., 2.25%, 06/16/25(e)	200	188,302
Zhengzhou Urban Construction Investment Group Co. Ltd., 5.20%, 08/30/25(e)	200	194,790

		26,093,661

Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	395	355,322

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/24)(b)(c)	$455	$243,439
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29 (Call 10/30/25)(b)	400	407,792
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)	750	543,082
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(c)(h)	1,160	784,972
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/24)(b)	250	244,925
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	480	435,221
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	910	797,324
6.25%, 07/01/25 (Call 07/01/23)(b)	2,410	2,413,326
7.00%, 02/15/30 (Call 02/15/26)(b)	1,480	1,494,297
8.13%, 07/01/27 (Call 07/01/23)(b)(c)	1,260	1,284,608
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(b)	900	906,633
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/23)(b)	150	146,339
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	945	911,339
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	371	344,570
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)	435	416,652
5.50%, 05/01/25 (Call 05/01/23)(b)	670	668,278
6.50%, 10/01/28 (Call 10/01/23)	215	211,480
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(b)	460	434,093
5.50%, 04/01/27 (Call 04/01/24)(b)	465	454,338
6.75%, 05/01/31	435	438,097
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	565	505,517
5.88%, 03/15/26 (Call 03/15/24)(b)	255	243,665
8.75%, 05/01/25 (Call 05/01/23)(b)(c)	341	347,823
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b) .	205	169,596
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	330	294,129
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(e)	800	647,840
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/24)(b)	225	227,538
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(b)	650	625,384
5.25%, 01/15/29 (Call 01/15/24)(b)	650	624,663
6.25%, 01/15/27 (Call 07/15/26)(b)	495	501,331
6.50%, 02/15/25 (Call 08/15/24)(b)	309	312,776
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	425	370,124
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(b)	750	542,595
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	360	323,302
4.75%, 10/15/27 (Call 10/15/23)(b)	715	663,213
4.88%, 11/01/24 (Call 05/30/23)(b)	550	543,664
5.63%, 03/15/26 (Call 03/15/24)(b)	390	380,648
6.50%, 05/15/27 (Call 05/15/23)(b)	662	666,078
Magallanes Inc.
3.64%, 03/15/25(b)	2,045	1,977,944
3.76%, 03/15/27 (Call 02/15/27)(b)	3,225	3,041,078
3.79%, 03/15/25 (Call 05/09/23)(b)	340	329,620
4.05%, 03/15/29 (Call 01/15/29)(b)	1,770	1,640,153
4.28%, 03/15/32 (Call 12/15/31)(b)	3,700	3,288,671

Security	Par (000)	Value

Entertainment (continued)
5.05%, 03/15/42 (Call 09/15/41)(b)	$2,765	$2,285,604
5.14%, 03/15/52 (Call 09/15/51)(b)	3,155	2,518,668
5.39%, 03/15/62 (Call 09/15/61)(b)	1,550	1,244,123
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	435	414,846
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	500	449,280
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/15/23)(b)	350	346,423
8.00%, 02/01/26 (Call 02/01/24)(b)	990	885,852
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27 (Call 06/15/24)(b)	200	212,574
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(b)(c)	250	227,460
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)(c)	305	290,577
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/24)(b)	300	285,381
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)	240	203,179
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	550	398,596
5.88%, 09/01/31 (Call 09/01/26)(b)	620	438,836
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(b)	235	220,573
Resorts World Las Vegas LLC
4.63%, 04/16/29 (Call 01/16/29)(e)	800	645,144
4.63%, 04/06/31 (Call 01/06/31)(b)	220	172,539
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	600	532,200
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(b)	530	530,419
7.25%, 11/15/29 (Call 11/15/24)(b)	410	411,091
8.63%, 07/01/25 (Call 07/01/23)(b)	370	378,451
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)	570	512,664
8.75%, 05/01/25 (Call 05/01/23)(b)(c)	150	152,251
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/30/23)(b)	630	630,050
5.50%, 04/15/27 (Call 04/15/24)(b)(c)	355	338,631
7.25%, 05/15/31 (Call 05/03/26)	700	686,210
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(b)	296	299,398
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/23)(b)	235	218,543
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	500	476,365
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/30/23)(b)	362	364,570
Warnermedia Holdings Inc., 6.41%, 03/15/26 (Call 03/15/24)	175	176,024
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	685	563,221
3.75%, 12/01/29 (Call 12/01/24)(b)	325	286,036
3.88%, 07/15/30 (Call 07/15/25)(b)	370	326,425
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	545	502,217
7.13%, 02/15/31 (Call 11/15/30)(b)	455	466,407

		51,294,307

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(b)	$455	$440,472
5.13%, 07/15/29 (Call 07/15/24)(b)	240	230,424
6.38%, 02/01/31 (Call 02/01/26)(b)	325	331,789
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	570	507,374
5.00%, 09/01/30 (Call 09/01/25)	300	265,290
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(e)	400	398,156
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	650	591,929
3.75%, 08/01/25 (Call 08/01/23)(b)	565	546,705
4.00%, 08/01/28 (Call 08/01/23)(b)	565	516,116
4.25%, 06/01/25 (Call 06/01/23)(b)	376	365,795
4.38%, 08/15/29 (Call 08/15/24)(b)	485	439,517
4.75%, 06/15/29 (Call 06/15/24)(b)	595	553,713
5.13%, 12/15/26 (Call 12/15/23)(b)	380	374,285
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(b)	350	295,719
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	515	453,262
5.88%, 06/30/29 (Call 06/30/24)(b)	745	583,313
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	125	106,251
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	858	780,179
1.45%, 02/15/31 (Call 11/15/30)	805	645,449
1.75%, 02/15/32 (Call 11/15/31)	765	618,166
2.30%, 03/01/30 (Call 12/01/29)	634	553,558
2.38%, 03/15/33 (Call 12/15/32)(c)	950	791,948
2.50%, 08/15/24 (Call 07/15/24)	1,240	1,201,585
2.90%, 07/01/26 (Call 04/01/26)	598	570,923
3.05%, 03/01/50 (Call 09/01/49)	288	209,462
3.20%, 03/15/25 (Call 12/15/24)	315	306,413
3.38%, 11/15/27 (Call 08/15/27)	643	618,900
3.95%, 05/15/28 (Call 02/15/28)	710	695,580
4.88%, 04/01/29 (Call 03/01/29)	100	102,083
5.00%, 04/01/34 (Call 01/01/34)	180	184,153
5.70%, 05/15/41 (Call 11/15/40)	25	27,021
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	405	365,399
5.38%, 07/15/24 (Call 06/07/23)(b)	455	453,044
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	222	236,981
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	550	453,398
2.60%, 02/01/30 (Call 11/01/29)	227	200,312
2.95%, 01/15/52 (Call 07/15/51)	365	252,073
3.05%, 04/01/50 (Call 10/01/49)	80	55,806
3.20%, 06/01/32 (Call 03/01/32)	560	498,859
3.50%, 05/01/29 (Call 02/01/29)	1,217	1,141,351
4.20%, 01/15/33 (Call 10/15/32)	250	240,075
4.25%, 12/01/28 (Call 09/01/28)	340	335,192
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	316	287,054
1.15%, 03/15/28 (Call 01/15/28)	1,218	1,051,085
1.50%, 03/15/31 (Call 12/15/30)	710	575,334
2.00%, 06/01/29 (Call 04/01/29)	198	173,583
2.50%, 11/15/50 (Call 05/15/50)	198	129,290
2.95%, 06/01/41 (Call 12/01/40)	570	437,258
3.13%, 03/01/25 (Call 12/01/24)	127	123,773
3.15%, 11/15/27 (Call 08/15/27)	872	834,330

Security	Par (000)	Value

Environmental Control (continued)
4.15%, 04/15/32 (Call 01/15/32)	$720	$706,090
4.15%, 07/15/49 (Call 01/15/49)	579	523,902
4.63%, 02/15/30 (Call 12/15/29)	700	709,422
4.63%, 02/15/33 (Call 11/15/32)	700	708,351
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/24)(b).	365	339,468

		25,136,960

Food — 0.6%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(e)	450	394,434
Ahold Finance USA LLC, 6.88%, 05/01/29	332	363,733
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(b)	601	568,035
3.50%, 03/15/29 (Call 09/15/23)(b)	1,000	886,510
4.63%, 01/15/27 (Call 01/15/24)(b)	995	962,921
4.88%, 02/15/30 (Call 02/15/25)(b)	745	697,096
5.88%, 02/15/28 (Call 08/15/23)(b)	644	637,792
6.50%, 02/15/28 (Call 02/15/25)(b)	555	564,041
7.50%, 03/15/26 (Call 03/15/24)(b)	454	468,737
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)(e) .	400	394,928
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(e)	400	270,692
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/30/23)	605	571,834
5.25%, 09/15/27 (Call 03/01/24)	440	384,494
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(e)	600	485,460
Blossom Joy Ltd.
2.20%, 10/21/30 (Call 07/21/30)(e)	800	678,536
3.10%, (Call 07/21/25), (5-year CMT + 5.799%)(a)(e)(f)	400	380,784
BRF SA
4.88%, 01/24/30 (Call 10/24/28)(e)	200	156,230
5.75%, 09/21/50 (Call 03/21/50)(e)	820	510,655
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	264	208,365
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	195	167,718
3.13%, 04/24/50 (Call 10/24/49)	323	229,543
3.30%, 03/19/25 (Call 12/19/24)	263	255,604
3.95%, 03/15/25 (Call 01/15/25)	481	472,746
4.15%, 03/15/28 (Call 12/15/27)	760	748,258
4.80%, 03/15/48 (Call 09/15/47)	850	793,755
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(c)(e)	800	772,480
5.15%, 02/12/25 (Call 11/12/24)(e)	400	398,300
6.63%, 02/12/45 (Call 08/12/44)(e)	200	198,722
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(e)	400	374,008
2.50%, 06/17/30 (Call 03/17/30)(e)	600	518,304
3.00%, 07/18/24(e)	400	390,528
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(e)	800	696,416
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(b)	300	277,416
7.50%, 04/15/25 (Call 05/30/23)(b)(c)	490	481,454
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	855	748,869
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	680	585,643
Conagra Brands Inc. 1.38%, 11/01/27 (Call 09/01/27)	852	734,663

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.30%, 05/01/24 (Call 04/01/24)	$796	$788,502
4.60%, 11/01/25 (Call 09/01/25)	949	942,613
4.85%, 11/01/28 (Call 08/01/28)	820	818,967
5.30%, 11/01/38 (Call 05/01/38)	701	692,315
5.40%, 11/01/48 (Call 05/01/48)	872	846,886
7.00%, 10/01/28	227	249,310
8.25%, 09/15/30	600	703,938
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	670	641,002
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/23)(b)	205	190,974
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	769	642,499
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	520	437,169
2.88%, 04/15/30 (Call 01/15/30)	828	752,379
3.00%, 02/01/51 (Call 08/01/50)	888	645,789
3.20%, 02/10/27 (Call 11/10/26)	437	421,631
4.00%, 04/17/25 (Call 02/17/25)	254	250,911
4.15%, 02/15/43 (Call 08/15/42)	11	9,912
4.20%, 04/17/28 (Call 01/17/28)	1,038	1,032,436
4.70%, 04/17/48 (Call 10/17/47)	75	71,661
4.95%, 03/29/33 (Call 12/29/32)	436	444,258
5.24%, 11/18/25 (Call 11/18/23)	390	390,386
5.40%, 06/15/40	295	303,251
Grupo Bimbo SAB de CV
3.88%, 06/27/24(e)	600	591,390
4.00%, 09/06/49 (Call 03/06/49)(e)	400	323,208
4.70%, 11/10/47 (Call 05/10/47)(e)	400	361,224
4.88%, 06/27/44(e)	400	368,324
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	350	325,371
1.70%, 06/01/30 (Call 03/01/30)	175	146,711
2.05%, 11/15/24 (Call 10/15/24)	505	487,891
2.30%, 08/15/26 (Call 05/15/26)	883	840,051
2.45%, 11/15/29 (Call 08/15/29)	249	223,704
2.65%, 06/01/50 (Call 12/01/49)	180	125,753
3.13%, 11/15/49 (Call 05/15/49)	245	186,702
3.20%, 08/21/25 (Call 05/21/25)	60	58,235
3.38%, 08/15/46 (Call 02/15/46)	450	356,450
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/23)(b)	259	161,650
Hormel Foods Corp.
0.65%, 06/03/24 (Call 05/30/23)	110	105,148
1.70%, 06/03/28 (Call 04/03/28)	327	291,350
1.80%, 06/11/30 (Call 03/11/30)	530	447,394
3.05%, 06/03/51 (Call 12/03/50)	806	590,161
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(e)	1,000	854,190
3.54%, 04/27/32 (Call 10/27/31)(e)	400	340,716
4.75%, 06/09/51 (Call 12/09/50)(e)	400	297,500
4.81%, 04/27/52 (Call 10/27/51)(e)	200	148,614
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b) .	236	204,010
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	462	406,218
3.20%, 10/01/26 (Call 07/01/26)	427	406,521
3.90%, 06/01/50 (Call 12/01/49)	385	290,171
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	515	458,278
3.00%, 02/02/29 (Call 12/02/28)(b)	195	167,349
3.00%, 05/15/32 (Call 02/15/32)(b)	90	71,226
3.63%, 01/15/32 (Call 01/15/27)(b)	1,036	857,632

Security	Par (000)	Value

Food (continued)
3.75%, 12/01/31 (Call 12/01/26)(b)	$648	$540,536
4.38%, 02/02/52 (Call 08/02/51)(b)	1,095	772,095
5.13%, 02/01/28 (Call 01/01/28)(b)	1,320	1,287,528
5.50%, 01/15/30 (Call 01/15/25)(b)	702	670,817
5.75%, 04/01/33 (Call 01/01/33)(b)	1,305	1,252,056
6.50%, 12/01/52 (Call 06/01/52)(b)	1,415	1,341,731
JGSH Philippines Ltd., 4.13%, 07/09/30(e)	300	270,432
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(c)	980	803,110
2.38%, 03/15/30 (Call 12/15/29)	300	259,947
2.75%, 09/15/41 (Call 03/15/41)	5	3,629
3.38%, 12/15/27 (Call 09/15/27)	1,222	1,166,460
3.50%, 03/15/25	1,178	1,150,152
3.55%, 03/15/50 (Call 09/15/49)	275	206,385
4.25%, 03/15/35	330	310,352
4.38%, 03/15/45	59	52,390
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (Call 10/15/23)(b)	81	81,063
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	735	618,664
3.25%, 04/01/26	592	571,138
3.40%, 11/15/27 (Call 08/15/27)	410	391,804
4.30%, 05/15/28 (Call 02/15/28)	595	591,353
4.50%, 04/01/46	290	268,125
5.25%, 03/01/33 (Call 12/01/32)	430	442,535
Series B, 7.45%, 04/01/31	607	701,965
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	330	345,408
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,399	1,339,780
3.75%, 04/01/30 (Call 01/01/30)	875	830,567
3.88%, 05/15/27 (Call 02/15/27)	1,085	1,060,370
4.25%, 03/01/31 (Call 12/01/30)	632	616,156
4.38%, 06/01/46 (Call 12/01/45)	2,156	1,881,865
4.63%, 01/30/29 (Call 10/30/28)	522	529,198
4.63%, 10/01/39 (Call 04/01/39)	275	252,753
4.88%, 10/01/49 (Call 04/01/49)	1,035	957,799
5.00%, 07/15/35 (Call 01/15/35)	630	632,999
5.00%, 06/04/42	815	781,764
5.20%, 07/15/45 (Call 01/15/45)	1,195	1,157,883
5.50%, 06/01/50 (Call 12/01/49)	705	710,478
6.50%, 02/09/40	595	653,494
6.75%, 03/15/32	250	280,658
6.88%, 01/26/39	620	708,660
7.13%, 08/01/39(b)	760	865,883
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	555	445,654
2.20%, 05/01/30 (Call 02/01/30)	960	809,328
2.65%, 10/15/26 (Call 07/15/26)	890	842,723
3.50%, 02/01/26 (Call 11/01/25)	1,035	1,009,715
3.70%, 08/01/27 (Call 05/01/27)	427	414,826
3.88%, 10/15/46 (Call 04/15/46)	325	257,007
3.95%, 01/15/50 (Call 07/15/49)	567	463,494
4.45%, 02/01/47 (Call 08/01/46)	582	516,973
4.50%, 01/15/29 (Call 10/15/28)	604	604,236
4.65%, 01/15/48 (Call 07/15/47)	403	361,725
5.00%, 04/15/42 (Call 10/15/41)	225	211,343
5.15%, 08/01/43 (Call 02/01/43)	346	328,852
5.40%, 07/15/40 (Call 01/15/40)	598	588,581
5.40%, 01/15/49 (Call 07/15/48)	295	292,307
6.90%, 04/15/38	344	395,022

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
7.50%, 04/01/31	$65	$76,129
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	715	654,740
4.38%, 01/31/32 (Call 01/31/27)(b)	475	434,164
4.88%, 05/15/28 (Call 11/15/27)(b)	355	348,322
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)(c)	253	240,008
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(e)	1,000	735,060
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	602	540,783
1.63%, 07/16/32 (Call 04/16/32)(b)	390	306,443
2.38%, 07/16/40 (Call 01/16/40)(b)	605	429,756
2.45%, 07/16/50 (Call 01/16/50)(b)	600	381,720
2.70%, 04/01/25 (Call 03/01/25)(b)	1,111	1,068,226
3.20%, 04/01/30 (Call 01/01/30)(b)	144	133,541
3.60%, 04/01/34 (Call 01/01/34)(b)	967	884,786
3.88%, 04/01/39 (Call 10/01/38)(b)	475	414,941
3.95%, 04/01/44 (Call 10/01/43)(b)	480	410,467
3.95%, 04/01/49 (Call 10/01/48)(b)	625	534,225
4.13%, 04/01/54 (Call 10/01/53)(b)	465	401,049
4.20%, 04/01/59 (Call 10/01/58)(b)	447	376,924
4.65%, 04/20/31 (Call 02/20/31)(b)	400	403,556
4.75%, 04/20/33 (Call 01/20/33)(b)	600	606,564
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	870	785,236
1.85%, 02/15/31 (Call 11/15/30)	442	360,058
2.50%, 04/15/30 (Call 01/15/30)	185	160,249
3.15%, 08/15/24 (Call 06/15/24)	1,130	1,101,479
3.40%, 08/15/27 (Call 05/15/27)	903	860,839
4.20%, 08/15/47 (Call 02/15/47)	165	140,854
4.95%, 04/15/33 (Call 01/15/33)	530	530,323
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(e)	1,000	785,510
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	970	912,954
1.25%, 09/24/26 (Call 08/24/26)(b)	1,765	1,580,028
2.25%, 09/19/24 (Call 08/19/24)(b)	855	823,382
4.25%, 09/15/25(b)	522	515,146
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,366	1,280,543
1.50%, 02/04/31 (Call 11/04/30)	740	589,869
1.88%, 10/15/32 (Call 07/15/32)	733	586,165
2.63%, 03/17/27 (Call 01/17/27)	265	248,239
2.63%, 09/04/50 (Call 03/04/50)	373	248,224
2.75%, 04/13/30 (Call 01/13/30)	933	828,467
3.00%, 03/17/32 (Call 12/17/31)	5	4,419
4.13%, 05/07/28 (Call 02/07/28)	410	404,354
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(e)	200	180,106
7.00%, 05/14/26 (Call 05/14/23)(e)	800	778,496
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)	670	609,197
1.00%, 09/15/27 (Call 07/15/27)(b)	455	399,472
1.13%, 07/13/26 (Call 06/13/26)(e)	200	182,446
1.15%, 01/14/27 (Call 12/14/26)(b)	720	647,222
1.25%, 09/15/30 (Call 06/15/30)(b)	20	16,266
1.50%, 09/14/28 (Call 07/14/28)(b)(c)	400	350,688
1.88%, 09/14/31 (Call 06/14/31)(b)	415	348,193
2.50%, 09/14/41 (Call 03/14/41)(b)	830	604,979
2.63%, 09/14/51 (Call 03/14/51)(b)	845	591,694

Security	Par (000)	Value

Food (continued)
3.50%, 09/24/25 (Call 07/24/25)(b)	$775	$760,027
3.63%, 09/24/28 (Call 06/24/28)(b)	725	709,079
3.90%, 09/24/38 (Call 03/24/38)(b)	950	890,264
4.00%, 09/12/25 (Call 08/12/25)(b)(c)	360	357,941
4.00%, 09/24/48 (Call 03/24/48)(b)	1,115	1,005,552
4.13%, 10/01/27 (Call 09/01/27)(b)	300	300,141
4.25%, 10/01/29 (Call 08/01/29)(b)	300	300,687
4.30%, 10/01/32 (Call 07/01/32)(b)	500	506,635
4.70%, 01/15/53 (Call 07/15/52)(b)	605	617,046
4.85%, 03/14/33 (Call 12/14/32)	400	419,124
4.95%, 03/14/30 (Call 01/14/30)(b)	440	457,516
5.25%, 03/13/26(b)	430	442,066
Series 144A, 5.00%, 03/14/28 (Call 02/14/28)(b)	440	456,623
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	810	736,444
5.50%, 10/15/27 (Call 10/15/23)(b)	770	754,692
6.88%, 05/01/25 (Call 05/01/23)(b)(c)	143	143,992
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	705	568,322
4.25%, 04/15/31 (Call 04/15/26)	793	691,417
5.88%, 09/30/27 (Call 09/30/23)(b)	1,995	1,984,586
6.25%, 07/01/33 (Call 04/01/33)	480	474,067
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	955	835,682
4.63%, 04/15/30 (Call 04/15/25)(b)	1,160	1,047,260
5.50%, 12/15/29 (Call 12/15/24)(b)	905	861,053
5.63%, 01/15/28 (Call 12/01/23)(b)	720	702,677
5.75%, 03/01/27 (Call 03/01/24)(b)	506	502,438
Safeway Inc., 7.25%, 02/01/31	160	162,163
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(b)	265	252,076
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(e)	800	770,968
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(e)	400	389,684
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(b)	350	278,009
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed,
4.63%, 03/01/29 (Call 03/01/24)(b)	625	516,388
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	545	412,712
3.00%, 10/15/30 (Call 07/15/30)(b)	788	629,194
4.25%, 02/01/27 (Call 11/01/26)(b)	1,116	1,056,272
5.20%, 04/01/29 (Call 01/01/29)(b)	399	373,967
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	60	52,274
2.45%, 12/14/31 (Call 09/14/31)	500	419,475
3.15%, 12/14/51 (Call 06/14/51)	385	267,852
3.25%, 07/15/27 (Call 04/15/27)	778	741,380
3.30%, 07/15/26 (Call 04/15/26)	780	753,191
3.30%, 02/15/50 (Call 08/15/49)	165	120,278
3.75%, 10/01/25 (Call 07/01/25)	389	380,504
4.45%, 03/15/48 (Call 09/15/47)	445	386,718
4.50%, 04/01/46 (Call 10/01/45)	585	511,963
4.85%, 10/01/45 (Call 04/01/45)	440	402,640
5.38%, 09/21/35	285	294,032
5.95%, 04/01/30 (Call 01/01/30)	745	795,891
6.60%, 04/01/40 (Call 10/01/39)	125	138,373
6.60%, 04/01/50 (Call 10/01/49)	907	1,040,683
Tesco PLC, 6.15%, 11/15/37(b)	518	531,670

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tingyi Cayman Islands Holding Corp., 1.63%, 09/24/25(e)	$600	$551,412
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(c)	490	433,812
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	939	900,764
3.95%, 08/15/24 (Call 05/15/24)	1,294	1,276,078
4.00%, 03/01/26 (Call 01/01/26)	545	534,710
4.35%, 03/01/29 (Call 12/01/28)	863	843,885
4.55%, 06/02/47 (Call 12/02/46)	687	596,611
4.88%, 08/15/34 (Call 02/15/34)	604	603,040
5.10%, 09/28/48 (Call 03/28/48)	1,226	1,156,731
5.15%, 08/15/44 (Call 02/15/44)	230	219,450
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	355	324,424
4.75%, 02/15/29 (Call 02/15/24)(b)	690	641,721
6.25%, 04/15/25 (Call 04/15/24)(b)	694	696,908
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(e)	600	522,204
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	420	398,471
Walmart Inc., 3.90%, 09/09/25	655	651,109

		140,492,922

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(b)	488	484,038
5.00%, 02/01/28 (Call 02/01/24)(b)	801	761,911
6.38%, 05/01/25 (Call 05/01/23)(b)	1,095	1,098,000
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	390	346,936
10.50%, 05/15/29 (Call 05/15/24)(b)(c)	495	327,844

		3,018,729

Forest Products & Paper — 0.1%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(b)	290	246,158
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	625	584,456
4.20%, 01/29/30 (Call 10/29/29)(e)	200	186,636
4.25%, 04/30/29 (Call 01/30/29)(e)	600	561,540
4.50%, 08/01/24 (Call 05/01/24)	320	315,946
5.15%, 01/29/50 (Call 07/29/49)(e)	450	389,605
5.50%, 11/02/47 (Call 05/02/47)	360	322,708
5.50%, 04/30/49 (Call 10/30/48)(e)	200	179,016
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	472	410,182
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	445	433,955
5.50%, 01/17/27	1,554	1,562,112
Georgia-Pacific LLC
0.63%, 05/15/24(b)	730	695,675
0.95%, 05/15/26 (Call 04/15/26)(b)	612	548,817
1.75%, 09/30/25 (Call 08/30/25)(b)	726	674,810
2.10%, 04/30/27 (Call 02/28/27)(b)	657	603,941
2.30%, 04/30/30 (Call 01/30/30)(b)	180	155,621
3.60%, 03/01/25 (Call 12/01/24)(b)	610	596,269
7.75%, 11/15/29	323	379,257
8.88%, 05/15/31	25	31,479
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	365	258,895
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	609	526,322
4.40%, 08/15/47 (Call 02/15/47)	595	514,264
4.80%, 06/15/44 (Call 12/15/43)	666	609,770

Security	Par (000)	Value

Forest Products & Paper (continued)
5.00%, 09/15/35 (Call 03/15/35)	$350	$343,339
5.15%, 05/15/46 (Call 11/15/45)	25	23,808
6.00%, 11/15/41 (Call 05/15/41)	397	415,433
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(e)	200	167,790
3.85%, 01/13/30 (Call 10/13/29)(e)	600	541,932
4.38%, 04/04/27(e)	400	388,668
4.75%, 09/15/24 (Call 06/15/24)(e)	200	198,128
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	595	497,122
5.50%, 01/15/26 (Call 05/30/23)	260	249,956
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	515	434,820
3.13%, 01/15/32 (Call 10/15/31)	675	536,652
3.75%, 01/15/31 (Call 10/15/30)	935	792,889
5.00%, 01/15/30 (Call 10/15/29)	1,201	1,122,334
5.75%, 07/14/26(e)	400	402,420
6.00%, 01/15/29 (Call 10/15/28)	1,133	1,127,233
7.00%, 03/16/47 (Call 09/16/46)(e)	800	804,440
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	205	220,268

		19,054,666

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	625	607,813
5.63%, 05/20/24 (Call 03/20/24)	476	473,158
5.75%, 05/20/27 (Call 02/20/27)	365	346,615
5.88%, 08/20/26 (Call 05/20/26)	550	530,888
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	709	696,281
4.25%, 07/15/27 (Call 04/15/27)(b)	85	82,649
5.00%, 03/23/35 (Call 12/23/34)(b)	65	62,171
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	1,010	813,777
2.63%, 09/15/29 (Call 06/15/29)	320	290,410
3.00%, 06/15/27 (Call 03/15/27)	75	71,171
3.38%, 09/15/49 (Call 03/15/49)	621	475,307
4.13%, 10/15/44 (Call 04/15/44)	488	426,756
4.13%, 03/15/49 (Call 09/15/48)	365	314,663
4.15%, 01/15/43 (Call 07/15/42)	268	238,772
4.30%, 10/01/48 (Call 04/01/48)	913	816,934
5.50%, 06/15/41 (Call 12/15/40)	178	182,758
5.75%, 10/15/52 (Call 04/15/52)	285	312,066
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(e)	200	189,732
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	560	502,527
3.15%, 08/01/27 (Call 05/01/27)(b)	700	648,298
3.76%, 03/16/32 (Call 12/16/31)(b)	230	209,141
4.49%, 02/15/42(b)	544	473,688
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	485	458,291
3.87%, 03/04/29 (Call 12/04/28)(b)	370	343,467
4.27%, 03/15/48 (Call 09/15/47)(b)	600	473,646
4.49%, 03/04/49 (Call 09/04/48)(b)	491	392,338
4.50%, 03/10/46 (Call 09/10/45)(b)	528	432,960
4.63%, 08/05/27 (Call 07/05/27)(b)	335	329,720
4.87%, 08/05/32 (Call 05/05/32)(b)	200	192,654
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	730	599,440
4.00%, 04/01/28 (Call 01/01/28)	325	319,774

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.10%, 09/01/47 (Call 03/01/47)	$401	$339,262
4.40%, 07/01/32 (Call 04/01/32)(c)	270	264,951
5.25%, 03/01/28 (Call 02/01/28)	670	695,025
5.40%, 03/01/33 (Call 12/01/32)	1,000	1,040,610
5.85%, 01/15/41 (Call 07/15/40)	215	225,584
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	400	371,756
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	1,090	1,005,961
2.00%, 06/15/30 (Call 03/15/30)(b)	680	561,102
3.00%, 06/15/50 (Call 12/15/49)(b)	370	249,720
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	259	253,543
Series A, 2.50%, 11/15/24 (Call 10/15/24)	532	512,215
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(e)	1,000	906,420
ENN Energy Holdings Ltd.
2.63%, 09/17/30 (Call 06/17/30)(e)	800	678,472
4.63%, 05/17/27 (Call 04/17/27)(e)	600	594,486
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(e)	200	181,050
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	350	323,299
3.59%, 01/18/52 (Call 07/18/51)(b)	170	121,475
5.82%, 04/01/41(b)	505	504,692
5.99%, 03/06/33 (Call 12/06/32)	25	25,907
Korea Gas Corp.
1.13%, 07/13/26(e)	600	536,064
2.00%, 07/13/31(e)	400	333,152
2.88%, 07/16/29(e)	700	640,017
3.50%, 07/21/25(e)	625	607,944
3.50%, 07/02/26(e)	400	385,376
Nakilat Inc., 6.07%, 12/31/33(b)	446	464,961
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	715	579,851
3.95%, 09/15/27 (Call 06/15/27)	397	374,772
4.75%, 09/01/28 (Call 06/01/28)	240	231,353
5.20%, 07/15/25 (Call 04/15/25)	445	443,443
5.50%, 01/15/26 (Call 12/15/25)	661	662,633
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,157	1,061,929
1.70%, 02/15/31 (Call 11/15/30)	715	574,574
2.95%, 09/01/29 (Call 06/01/29)	850	765,315
3.49%, 05/15/27 (Call 02/15/27)	852	817,332
3.60%, 05/01/30 (Call 02/01/30)	875	812,919
3.95%, 03/30/48 (Call 09/30/47)	283	233,390
4.38%, 05/15/47 (Call 11/15/46)	652	575,749
4.80%, 02/15/44 (Call 08/15/43)	595	556,688
5.00%, 06/15/52 (Call 12/15/51)	405	384,867
5.25%, 03/30/28 (Call 02/29/28)	150	153,219
5.25%, 02/15/43 (Call 08/15/42)	140	139,581
5.65%, 02/01/45 (Call 08/01/44)	580	604,575
5.95%, 06/15/41 (Call 12/15/40)	381	399,913
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	85	72,195
4.50%, 11/01/48 (Call 05/01/48)	385	341,965
4.66%, 02/01/44 (Call 08/01/43)	285	263,029
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(e)	600	598,320
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	310	260,815
3.35%, 06/01/50 (Call 12/01/49)	597	423,494

Security	Par (000)	Value

Gas (continued)
3.50%, 06/01/29 (Call 03/01/29)	$524	$490,401
3.64%, 11/01/46 (Call 05/01/46)	174	129,433
4.65%, 08/01/43 (Call 02/01/43)	105	95,295
5.05%, 05/15/52 (Call 11/15/51)	210	197,597
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(e)	400	324,920
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	955	790,931
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26(e)	200	189,784
3.50%, 07/07/27(e)	200	188,828
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(e)	600	534,810
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	530	501,926
3.15%, 09/15/24 (Call 06/15/24)	65	63,699
3.20%, 06/15/25 (Call 03/15/25)	300	291,009
3.75%, 09/15/42 (Call 03/15/42)	333	276,287
5.13%, 11/15/40	60	59,581
6.35%, 11/15/52 (Call 05/15/52)	420	488,825
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	690	655,797
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	400	334,636
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	433	380,633
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	518	419,098
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	195	171,532
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	488	470,949
3.95%, 10/01/46 (Call 04/01/46)	390	309,750
4.40%, 06/01/43 (Call 12/01/42)	605	513,585
4.40%, 05/30/47 (Call 11/30/46)	347	294,860
5.15%, 09/15/32 (Call 03/15/32)	50	50,986
5.88%, 03/15/41 (Call 09/15/40)	184	193,137
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	500	400,815
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	570	392,354
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	357	296,381
3.18%, 08/15/51 (Call 02/15/51)	365	243,513
3.70%, 04/01/28 (Call 01/01/28)	220	208,932
3.80%, 09/29/46 (Call 03/29/46)	205	156,243
4.05%, 03/15/32 (Call 12/15/31)	320	296,454
4.15%, 06/01/49 (Call 12/01/48)	208	166,774
5.45%, 03/23/28 (Call 02/23/28)	165	167,724
5.80%, 12/01/27 (Call 11/01/27)	390	402,843
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	65	47,011
4.80%, 02/15/33 (Call 11/15/32)	100	101,129
Talent Yield International Ltd.
2.00%, 05/06/26 (Call 04/06/26)(e)	400	368,428
3.13%, 05/06/31	400	352,736
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	433	332,011
Series K, 3.80%, 09/15/46 (Call 03/15/46)	272	218,098
WGL Holdings Inc., 4.60%, 11/01/44 (Call 05/01/44)	90	77,207

		48,109,772

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	150	124,128
4.63%, 06/15/28 (Call 03/15/28)	358	348,227
Regal Rexnord Corp.
6.05%, 02/15/26(b)	450	456,372
6.05%, 04/15/28 (Call 03/15/28)(b)	695	701,318

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
6.30%, 02/15/30 (Call 12/15/29)(b)	$195	$198,305
6.40%, 04/15/33 (Call 01/15/33)(b)	475	483,935
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	160	121,242
4.10%, 03/01/48 (Call 09/01/47)	540	481,334
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(c)	510	433,061
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	237	197,814
2.75%, 11/15/50 (Call 05/15/50)	650	391,846
3.40%, 03/01/26 (Call 01/01/26)	1,071	1,033,504
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)	812	621,042
4.25%, 11/15/28 (Call 08/15/28)	380	369,159
4.85%, 11/15/48 (Call 05/15/48)	365	315,780
5.20%, 09/01/40	176	163,905
6.00%, 03/06/28 (Call 02/06/28)	1,315	1,362,564
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/23)(b)(c)	238	190,107

		7,993,643

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,053	935,096
1.40%, 06/30/30 (Call 03/30/30)	458	382,407
2.95%, 03/15/25 (Call 12/15/24)	410	400,488
3.75%, 11/30/26 (Call 08/30/26)	2,083	2,075,897
3.88%, 09/15/25 (Call 06/15/25)	655	649,007
4.75%, 11/30/36 (Call 05/30/36)	641	664,416
4.75%, 04/15/43 (Call 10/15/42)	935	943,331
4.90%, 11/30/46 (Call 05/30/46)	2,046	2,105,825
5.30%, 05/27/40	418	448,736
6.00%, 04/01/39	685	788,373
6.15%, 11/30/37	573	662,159
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	425	370,056
3.00%, 09/23/29 (Call 06/23/29)(b)	1,100	995,577
3.80%, 09/23/49 (Call 03/23/49)(b)	455	361,006
5.38%, 12/06/32 (Call 09/06/32)(b)	970	1,000,312
5.75%, 12/06/52 (Call 06/06/52)(b)	225	240,077
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	590	520,728
4.63%, 07/15/28 (Call 07/15/23)(b)	1,166	1,091,691
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	1,025	805,537
1.92%, 02/01/27 (Call 01/01/27)	1,400	1,258,418
2.27%, 12/01/28 (Call 10/01/28)	1,265	1,103,384
2.54%, 02/01/32 (Call 11/01/31)	700	576,240
2.60%, 08/15/26 (Call 05/15/26)	685	640,269
3.13%, 12/01/51 (Call 06/01/51)	490	322,773
3.50%, 08/15/46 (Call 02/15/46)	410	294,208
3.95%, 04/01/30 (Call 01/01/30)	325	305,026
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	200	189,578
2.65%, 06/01/30 (Call 03/01/30)	1,325	1,171,711
4.00%, 03/01/28 (Call 12/01/27)	10	9,856
4.55%, 03/01/39 (Call 09/01/38)	426	401,313
4.70%, 03/01/49 (Call 09/01/48)	511	487,003
6.75%, 11/15/35	120	137,398
7.38%, 01/15/40	295	364,001

Security	Par (000)	Value

Health Care - Products (continued)
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	$712	$483,555
2.80%, 12/10/51 (Call 06/10/51)	810	563,962
3.35%, 09/15/25 (Call 06/15/25)	183	178,811
4.38%, 09/15/45 (Call 03/15/45)	382	355,730
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	125	111,095
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	950	913,358
2.60%, 11/15/29 (Call 08/15/29)	987	890,679
3.25%, 11/15/39 (Call 05/15/39)	870	727,424
3.40%, 11/15/49 (Call 05/15/49)	720	567,936
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	920	919,172
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	340	293,267
6.75%, 02/15/30 (Call 02/15/27)(b)	255	231,308
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	220	237,252
GE Healthcare Holding LLC
5.55%, 11/15/24(b)	1,645	1,652,682
5.60%, 11/15/25 (Call 10/15/25)(b)	1,545	1,564,946
5.65%, 11/15/27 (Call 10/15/27)(b)	1,915	1,977,352
5.86%, 03/15/30 (Call 01/15/30)(b)	400	420,136
5.91%, 11/22/32 (Call 08/22/32)(b)	5	5,351
6.38%, 11/22/52 (Call 05/22/52)(b)	805	903,009
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	715	643,128
4.63%, 02/01/28 (Call 02/01/24)(b)	246	238,905
Koninklijke Philips NV
5.00%, 03/15/42	565	533,552
6.88%, 03/11/38	410	474,636
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	290	290,995
4.50%, 03/30/33 (Call 12/30/32)	765	771,556
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	5	4,540
4.38%, 03/15/35	1,233	1,229,609
4.63%, 03/15/45	1,165	1,176,009
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	3,315	2,899,929
5.25%, 10/01/29 (Call 10/01/24)(b)	1,850	1,600,046
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	200	181,404
PerkinElmer Inc.
0.85%, 09/15/24 (Call 05/09/23)	220	207,073
1.90%, 09/15/28 (Call 07/15/28)	505	435,860
2.25%, 09/15/31 (Call 06/15/31)	320	259,773
3.30%, 09/15/29 (Call 06/15/29)	945	856,765
3.63%, 03/15/51 (Call 09/15/50)	300	222,414
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30).	1,100	895,961
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	322	270,474
3.75%, 03/15/51 (Call 09/15/50)	685	510,140
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	370	343,353
1.95%, 06/15/30 (Call 03/15/30)	902	765,158
2.90%, 06/15/50 (Call 12/15/49)	156	111,133
3.38%, 05/15/24 (Call 02/15/24)	613	601,856
3.38%, 11/01/25 (Call 08/01/25)	946	915,851
3.50%, 03/15/26 (Call 12/15/25)	1,337	1,303,495
3.65%, 03/07/28 (Call 12/07/27)	596	576,249

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.10%, 04/01/43 (Call 10/01/42)	$534	$469,413
4.38%, 05/15/44 (Call 11/15/43)	292	265,443
4.63%, 03/15/46 (Call 09/15/45)	695	655,350
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	355	333,469
4.63%, 11/15/27 (Call 11/15/23)	440	423,443
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 05/09/23)	375	357,150
1.75%, 10/15/28 (Call 08/15/28)	1,060	941,736
2.00%, 10/15/31 (Call 07/15/31)	855	715,986
2.60%, 10/01/29 (Call 07/01/29)	1,233	1,120,550
2.80%, 10/15/41 (Call 04/15/41)	662	507,105
4.10%, 08/15/47 (Call 02/15/47)	190	172,759
4.80%, 11/21/27 (Call 10/21/27)	320	328,832
4.95%, 11/21/32 (Call 08/21/32)	865	901,027
5.30%, 02/01/44 (Call 08/01/43)	150	157,445
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	204	201,911
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 05/30/23)	380	359,632
2.60%, 11/24/31 (Call 08/24/31)	845	715,352
3.05%, 01/15/26 (Call 12/15/25)	864	827,988
3.55%, 04/01/25 (Call 01/01/25)	160	155,752
4.45%, 08/15/45 (Call 02/15/45)	400	348,076
5.75%, 11/30/39	345	351,420

		64,328,625

Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	345	326,656
5.50%, 07/01/28 (Call 07/01/23)(b)	360	347,576
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	111	75,124
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)	200	201,930
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	179	158,658
3.63%, 03/01/49 (Call 09/01/48)	359	269,573
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	198	153,745
3.83%, 08/15/28 (Call 05/15/28)	242	235,144
4.27%, 08/15/48 (Call 02/15/48)	575	515,505
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	20	16,986
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	222	161,392
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	817	797,899
3.88%, 08/15/47 (Call 02/15/47)	934	735,301
4.13%, 11/15/42 (Call 05/15/42)	670	570,136
4.50%, 05/15/42 (Call 11/15/41)	380	342,160
4.75%, 03/15/44 (Call 09/15/43)	463	423,969
6.63%, 06/15/36	520	579,977
6.75%, 12/15/37	240	267,653
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	230	196,540
AHS Hospital Corp.
5.02%, 07/01/45	75	75,411
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	318	212,548
Air Methods Corp., 8.00%, 05/15/25 (Call 05/30/23)(b)	310	19,403
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	290	203,690
Akumin Inc., 7.00%, 11/01/25 (Call 05/29/23)(b)	345	275,013

Security	Par (000)	Value

Health Care - Services (continued)
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	$110	$75,324
Series 2019, 3.89%, 04/15/49	491	415,263
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	430	413,019
4.55%, 05/15/52 (Call 11/15/51)	425	385,016
Ascension Health
3.95%, 11/15/46	890	777,228
4.85%, 11/15/53	585	580,267
Series B, 2.53%, 11/15/29 (Call 08/15/29)	257	227,969
Series B, 3.11%, 11/15/39 (Call 05/15/39)	94	75,289
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	230	191,063
2.34%, 01/01/30 (Call 10/01/29)	385	335,708
2.91%, 01/01/42 (Call 07/01/41)	129	97,063
2.91%, 01/01/51 (Call 07/01/50)	458	314,774
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	265	193,848
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	5	3,108
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	55	42,279
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	549	468,407
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	525	452,602
4.19%, 11/15/45 (Call 05/15/45)	226	202,485
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	25	20,458
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	728	505,865
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	404	271,993
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	415	317,214
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	688	626,445
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	335	271,179
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	75	55,529
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(b)(c) .	270	146,035
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	460	387,200
3.50%, 04/01/30 (Call 04/01/25)(b)	450	380,691
5.00%, 07/15/27 (Call 07/15/23)(b)	445	427,213
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	290	208,936
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,630	1,422,045
2.50%, 03/01/31 (Call 12/01/30)	1,988	1,621,651
2.63%, 08/01/31 (Call 05/01/31)	1,830	1,496,135
3.00%, 10/15/30 (Call 07/15/30)	2,015	1,720,185
3.38%, 02/15/30 (Call 02/15/25)	2,195	1,938,536
4.25%, 12/15/27 (Call 12/15/23)	2,209	2,111,163
4.63%, 12/15/29 (Call 12/15/24)	2,948	2,786,479
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	385	339,343
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	375	326,408
4.25%, 05/01/28 (Call 05/01/23)(b)	355	324,509
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	174	111,158
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	90	79,920
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	135	89,857

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	$245	$225,324
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	195	130,482
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	238	158,137
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	471	461,344
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	780	629,015
5.25%, 05/15/30 (Call 05/15/25)(b)	1,215	1,011,366
5.63%, 03/15/27 (Call 12/15/23)(b)	1,390	1,283,498
6.00%, 01/15/29 (Call 01/15/24)(b)	660	584,958
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	995	710,539
6.88%, 04/01/28 (Call 04/01/24)(b)	560	414,495
6.88%, 04/15/29 (Call 04/15/24)(b)	1,250	924,962
8.00%, 03/15/26 (Call 03/15/24)(b)	1,547	1,536,326
8.00%, 12/15/27 (Call 12/15/23)(b)	514	509,790
City of Hope
Series 2013, 5.62%, 11/15/43	265	268,710
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	543	464,108
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114 .	330	308,468
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	588	540,266
2.76%, 10/01/24 (Call 07/01/24)	1,041	1,010,322
2.78%, 10/01/30 (Call 04/01/30)	368	315,549
3.35%, 10/01/29 (Call 04/01/29)	457	412,831
3.82%, 10/01/49 (Call 04/01/49)	550	435,897
3.91%, 10/01/50 (Call 04/01/50)	480	379,507
4.19%, 10/01/49 (Call 04/01/49)	637	531,290
4.35%, 11/01/42	1,053	916,394
6.07%, 11/01/27 (Call 08/01/27)	50	52,005
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	635	430,771
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	384	286,230
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	245	201,574
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	1,120	897,702
4.63%, 06/01/30 (Call 06/01/25)(b)	2,016	1,756,924
Dignity Health
4.50%, 11/01/42	400	353,856
5.27%, 11/01/64	303	288,459
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	508	438,328
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,010	929,402
2.25%, 05/15/30 (Call 02/15/30)	819	704,037
2.38%, 01/15/25 (Call 12/15/24)	1,656	1,592,559
2.55%, 03/15/31 (Call 12/15/30)	710	612,368
2.88%, 09/15/29 (Call 06/15/29)	993	907,175
3.13%, 05/15/50 (Call 11/15/49)	791	568,856
3.35%, 12/01/24 (Call 10/01/24)	1,399	1,366,096
3.50%, 08/15/24 (Call 05/15/24)	927	909,971
3.60%, 03/15/51 (Call 09/15/50)	875	682,019
3.65%, 12/01/27 (Call 09/01/27)	1,649	1,599,744
3.70%, 09/15/49 (Call 03/15/49)	652	516,104
4.10%, 03/01/28 (Call 12/01/27)	965	951,751
4.38%, 12/01/47 (Call 06/01/47)	976	866,737
4.55%, 03/01/48 (Call 09/01/47)	857	775,928

Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 05/15/42	$690	$643,970
4.65%, 01/15/43	720	677,030
4.65%, 08/15/44 (Call 02/15/44)	530	489,444
4.75%, 02/15/33 (Call 11/15/32)	840	845,065
5.10%, 01/15/44	475	462,750
5.13%, 02/15/53 (Call 08/15/52)	750	744,007
5.35%, 10/15/25 (Call 09/15/25)	380	385,252
5.50%, 10/15/32 (Call 07/15/32)	510	538,851
5.95%, 12/15/34	178	191,354
6.10%, 10/15/52 (Call 04/15/52)	480	534,648
6.38%, 06/15/37	165	184,922
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	554	522,516
4.63%, 04/01/31 (Call 03/30/26)	285	254,898
4.75%, 02/01/30 (Call 02/01/25)	660	608,586
5.75%, 09/15/25 (Call 09/15/23)	210	209,788
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/23)(b)	100	2,597
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	98	75,717
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	114	115,101
Fresenius Medical Care U.S. Finance II Inc., 4.75%,
10/15/24 (Call 07/17/24)(b)	295	291,153
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	1,030	904,381
2.38%, 02/16/31 (Call 11/16/30)(b)	780	600,467
3.00%, 12/01/31 (Call 09/01/31)(b)	685	541,020
3.75%, 06/15/29 (Call 03/15/29)(b)	425	371,833
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/23)(b)	445	274,765
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	318	279,993
4.50%, 07/01/57 (Call 01/01/57)	345	312,180
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	305	220,417
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	302	206,308
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/23)(b)	227	194,653
Hartford HealthCare Corp., 3.45%, 07/01/54	435	318,503
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,205	983,569
3.13%, 03/15/27 (Call 02/15/27)(b)	180	169,004
3.38%, 03/15/29 (Call 01/15/29)(b)	125	113,925
3.50%, 09/01/30 (Call 03/01/30)	2,214	1,992,379
3.50%, 07/15/51 (Call 01/15/51)	810	564,578
3.63%, 03/15/32 (Call 12/15/31)(b)	1,055	933,886
4.13%, 06/15/29 (Call 03/15/29)	1,679	1,591,877
4.38%, 03/15/42 (Call 09/15/41)(b)	480	402,533
4.50%, 02/15/27 (Call 08/15/26)	1,838	1,806,056
4.63%, 03/15/52 (Call 09/15/51)(b)	945	783,443
5.13%, 06/15/39 (Call 12/15/38)	1,072	1,004,507
5.25%, 04/15/25	1,310	1,313,052
5.25%, 06/15/26 (Call 12/15/25)	1,896	1,901,290
5.25%, 06/15/49 (Call 12/15/48)	1,272	1,150,715
5.38%, 02/01/25	1,776	1,777,261
5.38%, 09/01/26 (Call 03/01/26)	1,375	1,385,299
5.50%, 06/15/47 (Call 12/15/46)	1,382	1,298,444
5.63%, 09/01/28 (Call 03/01/28)	1,375	1,403,847
5.88%, 02/15/26 (Call 08/15/25)	1,869	1,898,082
5.88%, 02/01/29 (Call 08/01/28)	665	685,588

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	$205	$189,227
2.20%, 06/01/30 (Call 03/01/30)(b)	581	489,138
3.20%, 06/01/50 (Call 12/01/49)(b)	465	335,986
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	400	357,476
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	1,040	941,231
2.55%, 05/10/31 (Call 02/10/31)(b)	818	653,320
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	463	384,184
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,297	1,150,128
2.15%, 02/03/32 (Call 11/03/31)	440	355,991
3.13%, 08/15/29 (Call 05/15/29)	553	501,715
3.70%, 03/23/29 (Call 02/23/29)	730	689,551
3.85%, 10/01/24 (Call 07/01/24)	1,150	1,131,807
3.95%, 03/15/27 (Call 12/15/26)	1,086	1,055,907
3.95%, 08/15/49 (Call 02/15/49)	305	250,228
4.50%, 04/01/25 (Call 03/01/25)	828	822,908
4.63%, 12/01/42 (Call 06/01/42)	440	400,827
4.80%, 03/15/47 (Call 09/14/46)	412	375,114
4.88%, 04/01/30 (Call 01/01/30)	700	702,856
4.95%, 10/01/44 (Call 04/01/44)	407	379,613
5.50%, 03/15/53 (Call 09/15/52)	25	25,503
5.75%, 03/01/28 (Call 02/01/28)	175	182,450
5.88%, 03/01/33 (Call 12/01/32)	300	322,851
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	220	192,405
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	790	685,285
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	250	172,755
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	345	299,401
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	485	373,935
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	350	274,764
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	840	825,124
5.00%, 05/15/27 (Call 05/15/23)(b)	890	867,875
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	201	169,747
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	160	152,286
4.15%, 05/01/47 (Call 11/01/46)	1,410	1,275,077
4.88%, 04/01/42	806	798,673
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	612	469,171
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	707	529,267
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	899	643,675
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	690	623,463
2.30%, 12/01/24 (Call 11/01/24)	920	880,771
2.70%, 06/01/31 (Call 03/01/31)	250	215,383
2.95%, 12/01/29 (Call 09/01/29)	851	769,066
3.25%, 09/01/24 (Call 07/01/24)	1,118	1,092,006
3.60%, 02/01/25 (Call 11/01/24)	487	475,181
3.60%, 09/01/27 (Call 06/01/27)	618	595,103
4.70%, 02/01/45 (Call 08/01/44)	728	659,612
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/30/23)(b)	495	421,374
6.75%, 04/15/25 (Call 04/15/24)(b)	435	418,483

Security	Par (000)	Value

Health Care - Services (continued)
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	$390	$244,175
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	100	86,164
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	481	395,892
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	510	381,709
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	488	349,979
Mayo Clinic
3.77%, 11/15/43	330	285,199
Series 2013, 4.00%, 11/15/47	150	130,431
Series 2016, 4.13%, 11/15/52	290	261,760
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	544	377,139
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	265	240,098
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	385	295,676
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	404	309,298
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	327	288,849
5.00%, 07/01/42	330	330,710
Series 2015, 4.20%, 07/01/55	496	435,577
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	80	56,918
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	206	200,720
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	383	254,224
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	436	310,114
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	370	298,383
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(b)	345	329,727
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	500	440,580
3.88%, 05/15/32 (Call 02/15/32)(b)	557	478,223
4.38%, 06/15/28 (Call 06/15/23)(b)	650	609,362
Montefiore Obligated Group
4.29%, 09/01/50	442	276,467
Series 18-C, 5.24%, 11/01/48 (Call 05/01/48)	432	319,481
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	95	75,066
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	328	269,281
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	575	450,461
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	338	238,087
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	440	278,925
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	153	144,299
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	30	20,847
2.61%, 08/01/60 (Call 02/01/60)	273	169,140
4.02%, 08/01/45	475	414,219
4.06%, 08/01/56	285	248,001
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	377	282,286
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	295	228,309
3.98%, 11/01/46 (Call 11/01/45)	568	455,502
4.26%, 11/01/47 (Call 11/01/46)	715	600,464
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	10	6,586
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	80	63,030

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.17%, 11/01/51 (Call 05/01/51)	$467	$341,120
3.32%, 11/01/61 (Call 05/01/61)	254	177,945
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	330	212,187
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	580	517,917
4.78%, 07/01/44	25	23,864
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	55	40,093
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	224	167,792
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	325	239,236
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	375	271,871
4.09%, 10/01/48 (Call 04/01/48)	360	301,853
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	473	438,840
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	638	580,918
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	193	136,598
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)(c)	295	269,533
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	165	132,939
2.86%, 01/01/52 (Call 07/01/51)	146	99,026
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	188	131,765
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	223	221,307
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/23)(b)	640	578,029
Providence St Joseph Health Obligated Group 5.40%, 10/01/33 (Call 04/01/33)	800	802,568
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	101	86,407
Series A, 3.93%, 10/01/48 (Call 04/01/48)	390	308,053
Series H, 2.75%, 10/01/26 (Call 07/01/26)	55	51,349
Series I, 3.74%, 10/01/47	690	531,880
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	176	171,728
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	540	472,306
2.95%, 06/30/30 (Call 03/30/30)	540	483,980
3.45%, 06/01/26 (Call 03/01/26)	951	920,264
3.50%, 03/30/25 (Call 12/30/24)	196	190,851
4.20%, 06/30/29 (Call 03/30/29)	570	563,302
4.70%, 03/30/45 (Call 09/30/44)	300	272,043
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(b)(c)	505	227,982
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	225	164,288
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(e)	100	84,800
4.95%, 01/17/28 (Call 10/17/27)(e)	800	729,160
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(b)	985	819,540
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)(c)	200	182,886
1.93%, 12/13/28 (Call 10/13/28)(b)	515	458,448
2.08%, 12/13/31 (Call 09/13/31)(b)	1,100	934,857
2.13%, 03/10/25 (Call 02/10/25)(b)	300	287,310
2.31%, 03/10/27 (Call 02/10/27)(b)	775	725,043
2.38%, 01/28/27 (Call 10/28/26)(b)	455	429,074
2.61%, 12/13/51 (Call 06/13/51)(b)	1,250	868,062
2.63%, 05/15/26 (Call 02/15/26)(b)	685	653,771

Security	Par (000)	Value

Health Care - Services (continued)
3.00%, 11/10/25 (Call 08/10/25)(b)(c)	$649	$628,849
3.35%, 09/30/24 (Call 06/30/24)(b)	400	393,520
3.63%, 09/17/28 (Call 06/17/28)(b)	364	355,748
7.00%, 03/01/39(b)	645	803,302
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(b)	510	357,566
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	450	423,900
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	203	158,017
3.95%, 07/01/46 (Call 07/01/45)	358	300,401
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	100	68,240
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(b)(c)	1,000	979,810
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	100	69,945
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	340	224,825
SSM Health Care Corp.
4.89%, 06/01/28	250	251,153
Series A, 3.82%, 06/01/27 (Call 03/01/27)	310	298,887
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	255	184,852
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	700	587,027
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	28	25,696
Stanley Black & Decker Inc., 6.27%, 03/06/26 (Call 03/06/24)	10	10,108
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	331	239,300
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 05/30/23)(b)	95	95,000
10.00%, 04/15/27 (Call 04/15/24)(b)(c)	409	418,791
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	218	207,377
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	469	388,717
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	522	480,282
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	234	197,774
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	310	237,962
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	484	352,095
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	475	397,105
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/15/23)(b)(c)	500	261,120
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	970	889,723
4.38%, 01/15/30 (Call 12/01/24)	1,060	975,327
4.63%, 07/15/24 (Call 05/30/23)	564	558,947
4.63%, 09/01/24 (Call 09/01/23)	490	486,884
4.63%, 06/15/28 (Call 06/15/23)	485	459,586
4.88%, 01/01/26 (Call 03/01/24)	1,535	1,511,284
5.13%, 11/01/27 (Call 11/01/23)	1,245	1,208,957
6.13%, 10/01/28 (Call 10/01/23)	1,825	1,770,378
6.13%, 06/15/30 (Call 06/15/25)(b)	1,435	1,425,357
6.25%, 02/01/27 (Call 02/01/24)	1,065	1,060,655
6.88%, 11/15/31	407	400,085
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	454	273,390
4.33%, 11/15/55	225	198,918
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	50	32,177
5.75%, 11/15/38 (Call 11/15/28)	174	170,278
6.02%, 11/15/48	443	313,095
Series B, 5.33%, 11/15/28	167	146,052

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Trinity Health Corp.
4.13%, 12/01/45	$488	$434,867
Series 2019, 3.43%, 12/01/48	362	289,633
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	107	78,374
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/24)(b)	525	470,379
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	90	90,428
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	280	274,599
1.15%, 05/15/26 (Call 04/15/26)	945	866,395
1.25%, 01/15/26	558	515,642
2.00%, 05/15/30	1,660	1,426,172
2.30%, 05/15/31 (Call 02/15/31)	1,099	951,679
2.38%, 08/15/24	785	761,685
2.75%, 05/15/40 (Call 11/15/39)	585	446,811
2.88%, 08/15/29	649	599,072
2.90%, 05/15/50 (Call 11/15/49)	808	579,053
2.95%, 10/15/27	680	646,775
3.05%, 05/15/41 (Call 11/15/40)	935	742,568
3.10%, 03/15/26	1,370	1,330,023
3.13%, 05/15/60 (Call 11/15/59)	587	417,739
3.25%, 05/15/51 (Call 11/15/50)	1,201	909,445
3.38%, 04/15/27	740	718,348
3.45%, 01/15/27	1,055	1,027,981
3.50%, 08/15/39 (Call 02/15/39)	805	691,004
3.70%, 12/15/25	501	491,386
3.70%, 08/15/49 (Call 02/15/49)	700	576,282
3.75%, 07/15/25	1,486	1,466,088
3.75%, 10/15/47 (Call 04/15/47)	653	545,745
3.85%, 06/15/28	1,200	1,179,960
3.88%, 12/15/28	1,005	985,744
3.88%, 08/15/59 (Call 02/15/59)	862	699,108
3.95%, 10/15/42 (Call 04/15/42)	396	348,496
4.00%, 05/15/29 (Call 03/15/29)	900	884,664
4.20%, 05/15/32 (Call 02/15/32)	1,155	1,132,547
4.20%, 01/15/47 (Call 07/15/46)	1,077	957,991
4.25%, 01/15/29 (Call 12/15/28)	1,080	1,078,531
4.25%, 03/15/43 (Call 09/15/42)	456	426,346
4.25%, 04/15/47 (Call 10/15/46)	799	722,152
4.25%, 06/15/48 (Call 12/15/47)	754	683,411
4.38%, 03/15/42 (Call 09/15/41)	725	676,099
4.45%, 12/15/48 (Call 06/15/48)	542	503,599
4.50%, 04/15/33 (Call 01/15/33)	1,080	1,082,074
4.63%, 07/15/35	925	933,843
4.63%, 11/15/41 (Call 05/15/41)	198	191,446
4.75%, 07/15/45	1,044	1,017,900
4.75%, 05/15/52 (Call 11/15/51)	1,450	1,407,616
4.95%, 05/15/62 (Call 11/15/61)	805	788,755
5.00%, 10/15/24	585	588,253
5.05%, 04/15/53 (Call 10/15/52)	1,510	1,532,363
5.15%, 10/15/25	500	509,750
5.20%, 04/15/63 (Call 10/15/62)	1,320	1,344,578
5.25%, 02/15/28 (Call 01/15/28)	595	621,430
5.30%, 02/15/30 (Call 12/15/29)	825	870,474
5.35%, 02/15/33 (Call 11/15/32)	1,550	1,652,641
5.70%, 10/15/40 (Call 04/15/40)	210	227,770
5.80%, 03/15/36	733	807,253
5.88%, 02/15/53 (Call 08/15/52)	1,305	1,473,058
5.95%, 02/15/41 (Call 08/15/40)	385	425,263

Security	Par (000)	Value

Health Care - Services (continued)
6.05%, 02/15/63 (Call 08/15/62)	$940	$1,082,438
6.50%, 06/15/37	610	707,978
6.63%, 11/15/37	726	853,674
6.88%, 02/15/38	1,027	1,247,671
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	1,040	919,381
2.65%, 10/15/30 (Call 07/15/30)	893	743,101
2.65%, 01/15/32 (Call 10/15/31)	420	340,847
UPMC
5.04%, 05/15/33 (Call 02/15/33)	80	79,545
Series D-1, 3.60%, 04/03/25	15	14,644
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/23)(b)	338	62,395
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	94	67,793
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	20	13,532
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	479	433,663
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(c)	450	293,990
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	109	69,179

		222,534,143

Holding Companies - Diversified — 0.4%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(e)	400	387,488
Amipeace Ltd.
1.50%, 10/22/25(e)	600	555,300
1.75%, 11/09/26(e)	600	548,088
2.25%, 10/22/30(e)	1,400	1,197,182
2.50%, 12/05/24(e)	600	579,756
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,017	884,912
2.88%, 06/15/27 (Call 05/15/27)(c)	555	485,064
2.88%, 06/15/28 (Call 04/15/28)	973	816,882
3.20%, 11/15/31 (Call 08/15/31)	430	331,663
3.25%, 07/15/25 (Call 06/15/25)	1,187	1,100,076
3.88%, 01/15/26 (Call 12/15/25)	522	486,509
4.20%, 06/10/24 (Call 05/10/24)	726	708,155
4.25%, 03/01/25 (Call 01/01/25)	756	722,456
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	225	192,726
2.95%, 03/10/26 (Call 02/10/26)	402	357,688
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	110	97,924
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(e)	500	489,125
Blackstone Private Credit Fund
1.75%, 09/15/24	745	695,152
2.63%, 12/15/26 (Call 11/15/26)	970	824,820
2.70%, 01/15/25 (Call 11/15/24)	218	202,849
3.25%, 03/15/27 (Call 02/15/27)	905	779,848
4.00%, 01/15/29 (Call 11/15/28)	595	501,710
4.70%, 03/24/25(c)	650	626,438
7.05%, 09/29/25(b)	905	906,828
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	795	671,139
2.75%, 09/16/26 (Call 08/16/26)	465	406,954
2.85%, 09/30/28 (Call 07/30/28)	440	362,045
3.63%, 01/15/26 (Call 12/15/25)	703	646,387
Bright Galaxy International Ltd., 3.25%, 07/15/26(e)	200	174,314
Ccthk 2021 Ltd.
2.00%, 01/19/25(e)	200	189,098
2.75%, 01/19/27(e)	200	185,606

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
CITIC Ltd.
2.45%, 02/25/25(e)	$600	$573,468
2.85%, 02/25/30(e)	800	710,328
2.88%, 02/17/27 (Call 01/17/27)(e)	800	753,888
3.50%, 02/17/32 (Call 11/17/31)(e)	200	179,936
3.70%, 06/14/26(e)	200	193,624
3.88%, 02/28/27(e)	400	390,672
4.00%, 01/11/28(e)	400	390,064
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	200	188,146
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	483	460,169
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	200	193,298
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,410	1,274,104
3.38%, 09/06/49 (Call 03/06/49)(b)	325	251,599
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(b)(c)	1,017	970,259
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	270	246,337
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(e)	400	378,560
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	215	176,162
5.25%, 04/15/29 (Call 04/15/24)(b)	715	645,066
Dua Capital Ltd., 2.78%, 05/11/31 (Call 11/11/30)(e)	400	342,368
Fairfax India Holdings Corp., 5.00%, 02/26/28 (Call 12/26/27)(e)	250	223,778
FS KKR Capital Corp.
1.65%, 10/12/24	655	606,799
2.63%, 01/15/27 (Call 12/15/26)	900	768,555
3.13%, 10/12/28 (Call 08/12/28)	425	353,065
3.25%, 07/15/27 (Call 06/15/27)	395	341,217
3.40%, 01/15/26 (Call 12/15/25)	465	423,834
4.13%, 02/01/25 (Call 01/01/25)(c)	609	577,740
4.25%, 02/14/25 (Call 01/14/25)(b)	85	80,221
4.63%, 07/15/24 (Call 06/15/24)	235	228,472
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(e)	400	364,344
Gaci First Investment Co.
4.88%, 02/14/35 (Call 11/14/34)(e)	1,400	1,387,050
5.00%, 10/13/27 (Call 09/13/27)(e)	1,000	1,022,660
5.13%, 02/14/53 (Call 08/14/52)(e)	1,200	1,118,076
5.25%, 10/13/32 (Call 07/13/32)(e)	2,200	2,311,012
5.38%, 10/13/2122 (Call 04/13/22)(e)	400	376,604
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,062	971,433
3.75%, 02/10/25 (Call 01/10/25)(c)	425	407,516
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	920	762,726
2.50%, 08/24/26 (Call 07/24/26)	235	203,263
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(e)	600	573,408
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(e)	400	369,780
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(e)	430	361,303
4.75%, 04/27/27(e)	600	521,286
4.95%, 11/07/47(e)	200	129,534
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24 (Call 10/13/24)(e)	600	557,430
3.38%, 02/24/30 (Call 11/24/29)(e)	1,200	881,964
3.75%, 05/29/24(e)	600	570,972
3.88%, 11/13/29 (Call 08/13/29)(e)	400	304,520

Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.50%, 05/29/29(e)	$700	$557,431
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(e)	600	531,660
4.88%, 11/22/26(e)	400	352,464
5.00%, 11/19/25(e)	400	367,912
5.50%, 01/16/25(e)	1,000	952,500
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	250	306,083
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	900	884,790
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	486	426,484
4.75%, 09/15/24 (Call 06/15/24)	970	957,826
5.25%, 05/15/27 (Call 11/15/26)	1,090	1,028,786
6.25%, 05/15/26 (Call 05/15/23)	940	926,154
6.38%, 12/15/25 (Call 05/30/23)	566	560,538
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(e)	400	376,996
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	280	223,199
3.75%, 05/28/51 (Call 11/28/50)(b)	635	422,192
4.50%, 04/08/52 (Call 10/08/51)(b)	440	333,115
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(e)	600	590,850
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	855	751,357
5.20%, 05/01/24	525	516,054
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(e)	800	773,400
2.50%, 05/21/26 (Call 04/21/26)(e)	800	754,344
2.50%, 06/03/31 (Call 03/03/31)(e)	600	526,392
2.88%, 11/07/29 (Call 08/07/29)(e)	650	595,673
2.88%, 05/21/30 (Call 02/21/30)(e)	800	728,888
3.00%, 03/28/27 (Call 02/28/27)(e)	200	190,060
3.38%, 03/28/32 (Call 12/28/31)(e)	1,000	929,920
3.40%, 06/07/51 (Call 12/07/50)(e)	800	626,160
3.70%, 11/07/49 (Call 05/07/49)(e)	1,600	1,318,256
3.75%, 04/19/29(e)	600	583,044
3.95%, 05/21/50 (Call 11/21/49)(e)	1,400	1,196,258
5.50%, 04/28/33 (Call 01/28/33)(e)	400	432,708
6.88%, 11/01/41(b)	200	243,604
MDGH-GMTN BV, 4.50%, 11/07/28(e)	600	605,172
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	5	4,689
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(e)	400	376,468
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	910	786,941
3.50%, 02/25/25 (Call 01/25/25)	547	522,823
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	471	400,976
2.88%, 06/11/28 (Call 04/11/28)	520	426,483
3.40%, 07/15/26 (Call 06/15/26)	932	833,898
3.75%, 07/22/25 (Call 06/22/25)	705	651,892
4.00%, 03/30/25 (Call 02/28/25)	404	381,170
4.25%, 01/15/26 (Call 12/15/25)	695	647,775
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	300	256,299
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	65	56,085
4.70%, 02/08/27 (Call 01/08/27)	81	73,861
7.75%, 09/16/27 (Call 08/16/27)(b)	50	50,210

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	$620	$522,679
4.75%, 12/15/25 (Call 11/15/25)(b)	1,124	1,020,502
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	405	342,419
3.44%, 10/15/28 (Call 08/15/28)	310	240,985
3.71%, 01/22/26 (Call 12/22/25)	520	462,410
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70 (Call 01/16/70)(c)(e)	400	272,352
4.50%, 10/25/42(e)	200	169,126
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(e)	200	184,722
1.88%, 11/22/26 (Call 10/22/26)(e)	600	548,490
3.25%, 05/21/24(e)	200	196,880
3.63%, 05/04/27(e)	800	780,352
Senaat Sukuk Ltd., 4.76%, 12/05/25(e)	200	199,466
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	230	203,322
3.88%, 11/01/24 (Call 10/01/24)	135	129,543
Stena International SA, 6.13%, 02/01/25 (Call 02/01/24)(b)	435	422,763
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/28/29)(e)	400	357,720
Swire Pacific MTN Financing Ltd., 3.00%, 07/05/24(e)	600	587,592
Temasek Financial I Ltd.
1.00%, 10/06/30 (Call 07/06/30)(b)	500	402,150
1.63%, 08/02/31 (Call 05/02/31)(b)(c)	1,250	1,039,162
2.25%, 04/06/51 (Call 10/06/50)(b)(c)	600	405,174
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	500	381,120
2.50%, 10/06/70 (Call 04/06/70)(b)	750	481,275
2.75%, 08/02/61 (Call 02/02/61)(b)	600	424,134
3.38%, 07/23/42(b)(c)	500	440,670
3.63%, 08/01/28 (Call 05/01/28)(b)(c)	850	837,335
5.38%, 11/23/39(b)(c)	250	279,183
Xi Yang Overseas Ltd., 4.30%, 06/05/24(e)	200	196,420
Yieldking Investment Ltd., 2.80%, 08/18/26(e)	600	550,980
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(e)	200	196,652
Zhongyuan Zhicheng Co. Ltd., 3.20%, 07/06/26(e)	400	367,740

		80,913,950

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/24)(b)(c)	120	112,829
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	245	204,296
4.63%, 04/01/30 (Call 04/01/25)(b)	295	244,009
6.63%, 01/15/28 (Call 01/15/24)(b)	150	142,037
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/23)	260	241,621
6.75%, 03/15/25 (Call 05/15/23)(c)	168	167,315
7.25%, 10/15/29 (Call 10/15/24)	255	243,757
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	340	266,050
5.00%, 06/15/29 (Call 06/15/24)(b)	270	213,872
6.25%, 09/15/27 (Call 09/15/23)(b)	422	386,649
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	365	319,696
6.75%, 06/01/27 (Call 06/01/23)	365	366,938
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,040	931,247

Security	Par (000)	Value

Home Builders (continued)
1.40%, 10/15/27 (Call 08/15/27)(c)	$330	$288,017
2.50%, 10/15/24 (Call 09/15/24)	415	399,794
2.60%, 10/15/25 (Call 09/15/25)	401	377,930
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/23)(b)	390	356,916
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	235	217,272
5.00%, 03/01/28 (Call 03/01/24)(b)	225	204,687
Installed Building Products Inc., 5.75%, 02/01/28 (Call 05/15/23)(b)	280	265,378
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/24)(b)	10	10,181
KB Home
4.00%, 06/15/31 (Call 12/15/30)	230	199,583
4.80%, 11/15/29 (Call 05/15/29)	250	234,195
6.88%, 06/15/27 (Call 12/15/26)	310	319,145
7.25%, 07/15/30 (Call 07/15/25)	200	205,484
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	465	461,578
4.75%, 11/29/27 (Call 05/29/27)	1,270	1,257,871
5.00%, 06/15/27 (Call 12/15/26)	760	759,544
5.25%, 06/01/26 (Call 12/01/25)	310	311,854
5.88%, 11/15/24 (Call 05/15/24)	290	291,464
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	205	168,346
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	255	225,481
4.95%, 02/01/28 (Call 02/01/24)	390	367,009
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	415	363,660
5.25%, 12/15/27 (Call 12/15/23)(b)	360	335,218
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	521	409,428
3.85%, 01/15/30 (Call 07/15/29)	610	536,428
3.97%, 08/06/61 (Call 02/06/61)	275	166,955
6.00%, 01/15/43 (Call 10/15/42)	565	499,110
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	255	230,120
5.13%, 06/06/27 (Call 12/06/26)	335	329,419
6.00%, 06/01/25 (Call 03/01/25)	213	215,205
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/23)(b)	210	195,588
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	140	125,727
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	744	744,379
5.50%, 03/01/26 (Call 12/01/25)	850	858,355
6.00%, 02/15/35	303	313,257
6.38%, 05/15/33	425	451,031
7.88%, 06/15/32	238	276,211
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/24)	337	308,264
4.75%, 04/01/29 (Call 04/01/24)	225	200,543
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/24)(b)	130	115,042
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	330	310,451
5.75%, 01/15/28 (Call 10/15/27)(b)	335	332,414
5.88%, 06/15/27 (Call 03/15/27)(b)	345	344,220
Taylor Morrison Communities Inc./Taylor Morrison
Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	200	199,456
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b) .	325	266,991

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(c)	$240	$217,750
4.35%, 02/15/28 (Call 11/15/27)	395	378,675
4.88%, 11/15/25 (Call 08/15/25)	454	450,186
4.88%, 03/15/27 (Call 12/15/26)	504	493,557
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	267	266,821
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	183	176,271
5.70%, 06/15/28 (Call 12/15/27)	245	240,396
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	220	213,532

		21,326,705

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	60	59,023
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	398	374,208
3.50%, 11/15/51 (Call 05/15/51)	520	389,350
3.80%, 11/15/24 (Call 08/15/24)	20	19,566
4.40%, 03/15/29 (Call 12/15/28)	501	487,759
Midea Investment Development Co. Ltd., 2.88%, 02/24/27 (Call 01/24/27)(e)	400	373,308
Panasonic Holdings Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	365	353,564
3.11%, 07/19/29 (Call 04/19/29)(b)	365	334,727
TCL Technology Investment, 1.88%, 07/14/25(e)	200	184,942
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	575	476,209
4.00%, 04/15/29 (Call 04/15/24)(b)	615	537,694
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	515	424,468
3.70%, 05/01/25	445	436,287
4.50%, 06/01/46 (Call 12/01/45)	435	358,640
4.60%, 05/15/50 (Call 11/15/49)	475	398,311
4.70%, 05/14/32 (Call 02/14/32)	195	188,159
4.75%, 02/26/29 (Call 11/26/28)	543	542,327
5.50%, 03/01/33 (Call 12/01/32)	465	471,603

		6,410,145

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	450	379,228
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	500	402,060
2.65%, 04/30/30 (Call 01/30/30)	475	406,861
4.88%, 12/06/28 (Call 09/06/28)	1,230	1,233,530
5.75%, 03/15/33 (Call 12/15/32)	730	766,588
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(c)	447	382,350
4.13%, 04/30/31 (Call 04/30/26)(b)	252	212,038
5.13%, 02/01/28 (Call 01/01/24)	225	213,575
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	315	265,548
3.15%, 08/01/27 (Call 05/01/27)	425	410,316
3.95%, 08/01/47 (Call 02/01/47)	409	343,118
5.00%, 06/15/52 (Call 12/15/51)	485	485,694
5.60%, 11/15/32 (Call 08/15/32)	330	354,585
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	138	114,747
3.10%, 10/01/27 (Call 07/01/27)	869	827,896

Security	Par (000)	Value

Household Products & Wares (continued)
3.90%, 05/15/28 (Call 02/15/28)	$340	$332,653
4.40%, 05/01/29 (Call 03/01/29)	10	9,945
4.60%, 05/01/32 (Call 02/01/32)	40	40,080
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,010	894,042
2.00%, 11/02/31 (Call 08/02/31)	315	267,407
2.75%, 02/15/26	422	407,433
2.88%, 02/07/50 (Call 08/07/49)(c)	473	349,107
3.05%, 08/15/25	635	617,207
3.10%, 03/26/30 (Call 12/26/29)	693	646,604
3.20%, 04/25/29 (Call 01/25/29)	718	684,735
3.20%, 07/30/46 (Call 01/30/46)	605	467,919
3.90%, 05/04/47 (Call 11/04/46)	440	383,293
3.95%, 11/01/28 (Call 08/01/28)	392	391,271
4.50%, 02/16/33 (Call 11/16/32)	600	614,640
5.30%, 03/01/41	85	90,009
6.63%, 08/01/37	472	579,857
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(e)	400	342,260
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	516	478,719
7.00%, 12/31/27 (Call 12/31/23)(b)	360	316,429
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,776	1,730,872
3.00%, 06/26/27 (Call 03/26/27)(b)	1,068	1,008,128
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	20	16,979
4.75%, 10/15/46 (Call 04/15/46)(b)	995	933,459
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	375	307,654
5.00%, 10/01/29 (Call 10/01/24)(b)	270	245,395
5.50%, 07/15/30 (Call 07/15/25)(b)	250	230,417
5.75%, 07/15/25 (Call 07/15/23)(c)	326	323,835

		19,508,483

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 05/30/23)(b)	14	13,790
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/23)(b)	460	404,842
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(c)	300	289,668
4.70%, 04/01/26 (Call 01/01/26)	1,570	1,499,256
4.88%, 06/01/25 (Call 05/01/25)	500	487,000
5.75%, 04/01/46 (Call 10/01/45)	512	398,904
5.88%, 04/01/36 (Call 10/01/35)	335	284,472
6.38%, 09/15/27 (Call 06/15/27)	455	447,606
6.63%, 09/15/29 (Call 06/15/29)(c)	425	420,091
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	360	291,308
4.38%, 02/01/32 (Call 08/01/26)	280	227,198
4.50%, 10/15/29 (Call 10/15/24)	400	347,484
5.25%, 12/15/26 (Call 12/15/23)(c)	380	364,922
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	465	283,780
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(e)	400	388,440

		6,148,761

Insurance — 1.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	258	308,264

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	$525	$440,790
6.00%, 08/01/29 (Call 08/01/24)(b)	355	295,772
7.00%, 11/15/25 (Call 05/30/23)(b)	665	634,975
10.13%, 08/01/26 (Call 08/01/23)(b)	260	264,261
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	240	232,546
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	332	313,929
3.60%, 04/01/30 (Call 01/01/30)	670	632,292
4.00%, 10/15/46 (Call 04/15/46)	162	132,986
4.75%, 01/15/49 (Call 07/15/48)	440	407,022
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(e)(f)	400	350,268
3.20%, 03/11/25 (Call 12/11/24)(b)	1,390	1,351,316
3.20%, 09/16/40 (Call 03/16/40)(b)	2,220	1,670,550
3.38%, 04/07/30 (Call 01/07/30)(b)	946	876,668
3.60%, 04/09/29 (Call 01/09/29)(b)	968	919,619
3.90%, 04/06/28 (Call 01/06/28)(b)(c)	843	820,526
4.50%, 03/16/46 (Call 09/16/45)(b)	270	243,421
4.95%, 04/04/33 (Call 01/04/33)(b)	3,085	3,127,758
5.63%, 10/25/27 (Call 09/25/27)(b)	1,295	1,352,576
AIG Global Funding
0.65%, 06/17/24(b)	935	889,213
0.90%, 09/22/25(b)	825	746,608
AIG SunAmerica Global Financing X, 6.90%,
03/15/32(b)	381	421,462
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	410	297,676
3.63%, 05/15/30 (Call 02/15/30)	35	33,388
4.90%, 09/15/44 (Call 03/15/44)	100	96,148
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	550	506,269
5.88%, 11/01/29 (Call 11/01/24)(b)	279	243,029
6.75%, 10/15/27 (Call 10/15/23)(b)	1,005	937,936
6.75%, 04/15/28 (Call 04/15/25)(b)	925	923,844
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	219	212,428
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	575	518,236
1.45%, 12/15/30 (Call 09/15/30)	680	538,635
3.28%, 12/15/26 (Call 09/15/26)	571	545,174
3.85%, 08/10/49 (Call 02/10/49)	515	409,662
4.20%, 12/15/46 (Call 06/15/46)	563	475,211
4.50%, 06/15/43	413	372,295
5.25%, 03/30/33 (Call 12/30/32)	305	310,697
5.35%, 06/01/33	88	90,044
5.55%, 05/09/35	192	201,464
5.95%, 04/01/36	135	148,323
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)	109	106,883
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	386	380,650
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	574	480,490
5.25%, 04/02/30 (Call 01/02/30)	175	177,765
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	918	871,632
3.40%, 06/30/30 (Call 03/30/30)	260	235,271

Security	Par (000)	Value

Insurance (continued)
3.88%, 01/15/35 (Call 07/15/34)	$250	$222,763
3.90%, 04/01/26 (Call 01/01/26)	578	564,943
4.20%, 04/01/28 (Call 01/01/28)	205	201,566
4.38%, 06/30/50 (Call 12/30/49)	880	753,790
4.50%, 07/16/44 (Call 01/16/44)	470	411,438
4.75%, 04/01/48 (Call 10/01/47)	894	810,331
4.80%, 07/10/45 (Call 01/10/45)	749	683,717
5.13%, 03/27/33 (Call 12/27/32)	540	542,700
6.25%, 05/01/36	5	5,362
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	609	586,656
American National Group Inc., 6.14%, 06/13/32 (Call 03/13/32)(b)	100	96,926
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	630	487,929
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	795	597,919
3.83%, 03/11/51 (Call 09/11/50)(b)	515	334,050
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	520	472,191
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,588	1,402,299
3.75%, 05/02/29 (Call 02/02/29)	534	511,898
4.50%, 12/15/28 (Call 09/15/28)	1,381	1,364,304
6.25%, 09/30/40	190	204,885
8.21%, 01/01/27	585	596,121
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	605	493,353
2.60%, 12/02/31 (Call 09/02/31)	230	194,483
2.85%, 05/28/27 (Call 04/28/27)	145	135,005
2.90%, 08/23/51 (Call 02/23/51)	155	102,757
3.90%, 02/28/52 (Call 08/28/51)	405	326,057
5.00%, 09/12/32 (Call 06/12/32)	215	217,713
5.35%, 02/28/33 (Call 11/28/32)	405	418,790
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	755	741,425
3.88%, 12/15/25 (Call 09/15/25)	732	716,306
4.60%, 06/14/44 (Call 03/14/44)	565	504,212
4.75%, 05/15/45 (Call 11/15/44)	337	310,134
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	122	119,131
5.03%, 12/15/46 (Call 06/15/46)	503	459,656
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	546	414,643
7.35%, 05/01/34	208	244,404
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	648	608,180
Argentum Netherlands BV for Swiss Re Ltd.
5.63%, 08/15/52 (Call 08/15/27),
(3-mo. LIBOR US + 3.784%)(a)(e)	400	375,192
5.75%, 08/15/50 (Call 08/15/25),
(3-mo. LIBOR US + 3.593%)(a)(e)	400	384,340
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	585	479,782
3.05%, 03/09/52 (Call 09/09/51)	470	307,643
3.50%, 05/20/51 (Call 11/20/50)	405	294,435
5.50%, 03/02/33 (Call 12/02/32)	60	61,972
5.75%, 03/02/53 (Call 09/02/52)	187	191,226
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	560	439,897
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	115	88,987
3.70%, 02/22/30 (Call 11/22/29)	376	332,260

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 03/27/28 (Call 12/27/27)	$202	$197,344
7.00%, 03/27/48 (Call 03/27/28),
(3-mo. LIBOR US + 4.135%)(a)	296	283,434
Assured Guaranty Municipal Holdings Inc., 6.40%,
12/15/66 (Call 12/15/36)(a)(b)	100	89,503
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	155	135,185
3.60%, 09/15/51 (Call 03/15/51)	158	110,028
5.00%, 07/01/24(c)	143	142,059
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(b)	375	325,136
7.00%, 08/15/25 (Call 05/30/23)(b)	421	416,798
Athene Global Funding
0.91%, 08/19/24(b)	1,360	1,268,826
1.45%, 01/08/26(b)	190	169,410
1.61%, 06/29/26(b)	700	607,264
1.72%, 01/07/25(b)	200	185,956
1.73%, 10/02/26(b)	1,137	988,667
1.99%, 08/19/28(b)	1,900	1,543,465
2.50%, 01/14/25(b)	601	569,952
2.50%, 03/24/28(b)	65	54,924
2.55%, 06/29/25(b)	1,055	980,950
2.55%, 11/19/30(b)	550	432,399
2.67%, 06/07/31(b)	220	173,371
2.72%, 01/07/29(b)	200	167,688
2.75%, 06/25/24(b)	1,258	1,213,630
2.95%, 11/12/26(b)	448	405,319
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	45	27,694
3.50%, 01/15/31 (Call 10/15/30)	1,117	926,417
3.95%, 05/25/51 (Call 11/25/50)	475	319,970
4.13%, 01/12/28 (Call 10/12/27)	906	825,429
6.15%, 04/03/30 (Call 01/03/30)	730	731,526
6.65%, 02/01/33 (Call 11/01/32)	300	305,511
AXA SA
5.13%, 01/17/47 (Call 01/17/27),
(3-mo. LIBOR US + 3.883%)(a)(e)	400	387,496
8.60%, 12/15/30	10	12,133
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	356	334,377
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	171	137,679
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	725	697,899
Beazley Insurance DAC, 5.50%, 09/10/29(e)	400	365,152
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	1,013	756,478
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,210	1,005,377
1.85%, 03/12/30 (Call 12/12/29)	413	358,794
2.30%, 03/15/27 (Call 02/15/27)	600	572,142
2.50%, 01/15/51 (Call 07/15/50)	897	599,896
2.85%, 10/15/50 (Call 04/15/50)	1,268	906,265
2.88%, 03/15/32 (Call 12/15/31)	175	158,524
3.85%, 03/15/52 (Call 09/15/51)	800	680,184
4.20%, 08/15/48 (Call 02/15/48)	1,521	1,409,054
4.25%, 01/15/49 (Call 07/15/48)	1,380	1,301,492
4.30%, 05/15/43	115	108,013
4.40%, 05/15/42	558	540,127
5.75%, 01/15/40	1,303	1,465,484

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	$1,760	$1,716,933
4.50%, 02/11/43	750	726,982
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	160	143,781
1.75%, 01/13/25(b)	280	262,634
2.00%, 06/28/28(b)	215	184,154
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	385	240,952
4.70%, 06/22/47 (Call 12/22/46)	1,026	766,401
5.63%, 05/15/30 (Call 02/15/30)	760	743,189
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	545	474,640
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	780	639,756
4.20%, 09/15/24 (Call 06/15/24)	950	938,400
4.20%, 03/17/32 (Call 12/17/31)	190	174,996
4.50%, 03/15/29 (Call 12/15/28)	152	148,308
4.95%, 03/17/52 (Call 09/17/51)	305	263,072
China Taiping Insurance Holdings Co. Ltd., 6.40%, (Call 03/09/28)(f)	1,400	1,447,782
Chubb Corp. (The)
6.00%, 05/11/37	264	293,312
Series 1, 6.50%, 05/15/38	580	674,128
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	754	612,263
2.85%, 12/15/51 (Call 06/15/51)	290	204,636
3.05%, 12/15/61 (Call 06/15/61)	653	450,113
3.15%, 03/15/25	1,239	1,206,600
3.35%, 05/15/24	497	488,899
3.35%, 05/03/26 (Call 02/03/26)	1,104	1,080,573
4.35%, 11/03/45 (Call 05/03/45)	1,005	928,087
6.70%, 05/15/36	20	23,008
Cincinnati Financial Corp.
6.13%, 11/01/34	638	703,810
6.92%, 05/15/28	30	33,326
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26),
(3-mo. LIBOR US + 4.918%)(a)(e)	400	394,048
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	230	188,848
3.45%, 08/15/27 (Call 05/10/27)	395	373,919
3.90%, 05/01/29 (Call 02/01/29)	475	450,794
3.95%, 05/15/24 (Call 02/15/24)	409	402,767
4.50%, 03/01/26 (Call 12/01/25)	655	649,046
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	287	284,492
5.25%, 05/30/29 (Call 02/28/29)	754	717,544
CNO Global Funding
1.65%, 01/06/25(b)	480	449,818
1.75%, 10/07/26(b)	300	271,221
2.65%, 01/06/29(b)	200	175,096
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	420	403,687
3.65%, 04/05/27 (Call 03/05/27)(b)	800	754,504
3.85%, 04/05/29 (Call 02/05/29)(b)	705	643,038
3.90%, 04/05/32 (Call 01/05/32)(b)	955	839,388
4.35%, 04/05/42 (Call 10/05/41)(b)	300	247,566
4.40%, 04/05/52 (Call 10/05/51)(b)	565	441,864
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(a)(b)	680	620,976

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	$375	$311,888
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	30	25,938
1.78%, 03/17/31 (Call 12/17/30)(b)	892	720,067
3.08%, 09/17/51 (Call 03/17/51)(b)	760	501,418
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	356	259,142
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(a)	435	363,743
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	560	439,477
4.95%, 06/01/29 (Call 03/01/29)	467	443,921
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	545	514,496
1.00%, 01/09/26(b)	370	333,525
1.10%, 11/12/24(b)	670	631,977
1.30%, 07/12/26(b)	1,340	1,190,845
1.40%, 07/07/25(b)	875	805,122
1.40%, 08/27/27(b)	205	176,794
1.70%, 11/12/26(b)	1,225	1,092,198
1.75%, 11/15/30(b)	922	736,540
1.80%, 03/08/28(b)	657	562,865
5.45%, 03/03/28(b)	1,000	1,016,640
5.50%, 12/02/25(b)	750	751,762
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	948	914,924
5.00%, 04/20/48 (Call 10/20/47)	597	518,877
5.59%, 01/11/33 (Call 10/11/32)	815	810,583
7.00%, 04/01/28	63	68,702
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	649	434,798
3.50%, 10/15/50 (Call 04/15/50)	420	302,270
4.87%, 06/01/44	130	120,214
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(b)	400	406,936
F&G Global Funding
0.90%, 09/20/24(b)	435	406,320
1.75%, 06/30/26(b)	505	455,490
2.00%, 09/20/28(b)	811	688,726
2.30%, 04/11/27(b)	505	454,081
5.15%, 07/07/25(b)	100	98,442
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	345	293,505
4.63%, 04/29/30 (Call 01/29/30)	296	282,727
4.85%, 04/17/28 (Call 01/17/28)	455	446,719
5.63%, 08/16/32 (Call 05/16/32)(b)	55	54,529
Farmers Exchange Capital, 7.05%, 07/15/28(b)	275	279,672
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(a)(b)	775	776,341
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(b)	285	261,254
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 1.374%)(a)(b)	780	619,008
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	180	178,193
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	533	434,480
3.20%, 09/17/51 (Call 03/17/51)	440	269,927
3.40%, 06/15/30 (Call 03/15/30)	640	565,766

Security	Par (000)	Value

Insurance (continued)
4.50%, 08/15/28 (Call 05/15/28)	$81	$79,116
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	110	85,698
4.00%, 05/15/30 (Call 02/15/30)	100	90,975
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	943	819,722
Five Corners Funding Trust III, 5.79%, 02/15/33 (Call 11/15/32)	100	102,610
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)	125	128,219
FWD Ltd., 5.00%, 09/24/24(e)	200	197,156
GA Global Funding Trust
1.63%, 01/15/26(b)	640	582,483
1.95%, 09/15/28(b)	155	132,652
2.25%, 01/06/27(b)	350	315,231
2.90%, 01/06/32(b)	300	237,774
Genworth Holdings Inc., 6.50%, 06/15/34	245	218,474
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	740	572,693
4.40%, 10/15/29 (Call 07/15/29)(b)	1,340	1,186,315
4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)	567	455,884
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	920	749,533
4.55%, 09/15/28 (Call 06/15/28)	517	507,286
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	200	192,832
4.58%, 05/17/48 (Call 11/17/47)(b)	430	369,671
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	579	468,932
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	1,718	1,558,570
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(b)	600	585,630
Guardian Life Global Funding
1.40%, 07/06/27(b)	210	184,403
1.63%, 09/16/28(b)	103	88,197
2.90%, 05/06/24(b)	190	185,706
3.25%, 03/29/27(b)	500	473,505
5.55%, 10/28/27(b)	790	815,880
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	391	273,802
4.85%, 01/24/77(b)	490	430,872
4.88%, 06/19/64(b)	438	399,868
Guoren Property & Casualty Insurance Co Ltd., 3.35%, 06/01/26 (Call 03/01/26)(e)	600	517,908
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	325	261,300
4.50%, 04/15/26 (Call 01/15/26)	18	17,872
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32 (Call 02/04/27), (5-year CMT + 1.850%)(a)(e)	600	532,824
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	540	477,079
2.90%, 09/15/51 (Call 03/15/51)	190	125,396
3.60%, 08/19/49 (Call 02/19/49)	685	518,531
4.30%, 04/15/43	542	454,489
4.40%, 03/15/48 (Call 09/15/47)	165	140,791
5.95%, 10/15/36	460	488,299
6.10%, 10/01/41	237	246,516
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	1,940	1,858,229

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(b)	$470	$389,061
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	375	262,913
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(b)	385	343,878
7.00%, 05/01/26 (Call 05/01/23)(b)	1,242	1,236,498
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(b)	175	176,544
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	100	80,638
4.00%, 11/23/51 (Call 05/23/51)	235	157,344
5.17%, 06/08/27 (Call 05/08/27)	260	256,474
5.67%, 06/08/32 (Call 03/08/32)	205	203,108
Jackson National Life Global Funding
2.65%, 06/21/24(b)	425	410,818
3.05%, 04/29/26(b)	572	534,631
3.05%, 06/21/29(b)	150	131,360
3.88%, 06/11/25(b)	755	727,963
5.25%, 04/12/28(b)	220	216,913
5.50%, 01/09/26(b)	500	498,905
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)	375	378,112
10.50%, 12/15/30 (Call 12/15/25)(b)(c)	290	294,753
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	190	153,602
3.80%, 02/23/32 (Call 11/23/31)	270	233,690
4.35%, 02/15/25 (Call 11/15/24)	180	175,505
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(a)(e)	400	384,652
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27), (5-year USD ICE Swap + 4.482%)(a)(e)	600	572,466
Legal & General Group PLC, 5.25%, 03/21/47 (Call 03/21/27), (5-year USD Swap + 3.697%)(a)(e)	200	189,606
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	445	332,615
3.95%, 05/15/60 (Call 11/15/59)(b)	900	640,935
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(b)	305	246,840
4.30%, 02/01/61 (Call 02/03/26)(b)	545	332,357
4.57%, 02/01/29(b)	1,195	1,152,052
4.85%, 08/01/44(b)(c)	140	121,775
5.50%, 06/15/52 (Call 12/15/51)(b)	280	267,618
7.80%, 03/07/87(b)	400	419,324
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	693	564,504
3.35%, 03/09/25	416	395,891
3.40%, 01/15/31 (Call 10/15/30)(c)	440	354,222
3.63%, 12/12/26 (Call 09/15/26)	743	678,002
3.80%, 03/01/28 (Call 12/01/27)	413	369,590
4.35%, 03/01/48 (Call 09/01/47)	470	332,361
4.38%, 06/15/50 (Call 12/15/49)(c)	315	223,499
6.30%, 10/09/37	243	242,903
7.00%, 06/15/40	581	586,496
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	670	607,636
3.75%, 04/01/26 (Call 01/01/26)	500	492,025
4.13%, 05/15/43 (Call 11/15/42)	452	385,615
6.00%, 02/01/35	35	37,845
M&G PLC, 6.50%, 10/20/48 (Call 10/20/28), (5-year CMT + 4.414%)(a)(e)	200	200,070

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	$596	$555,132
3.70%, 03/16/32 (Call 12/16/31)	150	139,221
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	295	278,955
4.15%, 03/04/26	1,433	1,410,172
5.38%, 03/04/46	606	611,654
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	765	702,232
3.45%, 05/07/52 (Call 11/07/51)	190	135,823
3.50%, 11/01/27 (Call 08/01/27)	160	152,214
4.15%, 09/17/50 (Call 03/17/50)	316	252,841
4.30%, 11/01/47 (Call 05/01/47)	360	298,775
5.00%, 04/05/46	429	392,222
5.00%, 05/20/49 (Call 11/20/48)	385	354,520
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	931	795,027
2.38%, 12/15/31 (Call 09/15/31)	175	146,388
2.90%, 12/15/51 (Call 06/15/51)	225	154,031
3.50%, 06/03/24 (Call 03/03/24)	382	375,449
3.50%, 03/10/25 (Call 12/10/24)	505	494,329
3.75%, 03/14/26 (Call 12/14/25)	453	444,180
4.20%, 03/01/48 (Call 09/01/47)	435	375,114
4.35%, 01/30/47 (Call 07/30/46)	561	493,310
4.38%, 03/15/29 (Call 12/15/28)	1,678	1,667,781
4.75%, 03/15/39 (Call 09/15/38)	435	414,651
4.90%, 03/15/49 (Call 09/15/48)	934	900,133
5.45%, 03/15/53 (Call 09/15/52)	125	129,841
5.75%, 11/01/32 (Call 08/01/32)	205	220,121
5.88%, 08/01/33	235	256,423
6.25%, 11/01/52 (Call 05/01/52)	200	229,654
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	625	412,050
3.38%, 04/15/50(b)	345	253,354
3.73%, 10/15/70(b)	548	380,460
4.90%, 04/01/77(b)	389	342,573
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(a)(b)	910	829,683
5.67%, 12/01/52 (Call 06/01/52)(b)	955	985,025
MassMutual Global Funding II
1.55%, 10/09/30(b)	125	99,934
2.15%, 03/09/31(b)	180	148,894
2.35%, 01/14/27(b)(c)	1,100	1,013,892
2.75%, 06/22/24(b)	858	837,159
2.80%, 03/21/25(b)	300	289,122
2.95%, 01/11/25(b)	250	242,120
3.40%, 03/08/26(b)	760	734,198
4.15%, 08/26/25(b)	200	196,494
4.50%, 04/10/26(b)	220	219,274
5.05%, 12/07/27(b)	1,160	1,184,244
MBIA Inc., 5.70%, 12/01/34(c)	205	193,128
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)	200	197,358
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	500	484,020
Met Tower Global Funding
1.25%, 09/14/26(b)	210	187,217
3.70%, 06/13/25(b)(c)	700	682,108
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	630	667,094

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife Inc.
3.00%, 03/01/25	$501	$485,043
3.60%, 11/13/25 (Call 08/13/25)	256	250,053
4.05%, 03/01/45	894	754,858
4.13%, 08/13/42	535	462,331
4.55%, 03/23/30 (Call 12/23/29)	910	911,947
4.60%, 05/13/46 (Call 11/13/45)	407	366,890
4.72%, 12/15/44	510	469,011
4.88%, 11/13/43	608	571,909
5.00%, 07/15/52 (Call 01/15/52)	650	617,025
5.25%, 01/15/54 (Call 07/15/53)	1,000	988,330
5.70%, 06/15/35	726	772,921
5.88%, 02/06/41	695	731,731
6.38%, 06/15/34	505	569,655
6.40%, 12/15/66 (Call 12/15/31)	1,093	1,095,612
6.50%, 12/15/32	695	783,668
9.25%, 04/08/68 (Call 04/08/33)(b)	215	253,418
10.75%, 08/01/69 (Call 08/01/34)	555	725,357
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	165	155,290
0.95%, 07/02/25(b)	295	271,781
1.55%, 01/07/31(b)	295	235,917
1.88%, 01/11/27(b)	800	720,536
2.40%, 01/11/32(b)	450	376,227
2.80%, 03/21/25(b)	165	158,664
2.95%, 04/09/30(b)	690	610,912
3.00%, 09/19/27(b)	225	210,058
3.05%, 06/17/29(b)	278	250,623
3.30%, 03/21/29(b)	300	277,443
3.45%, 12/18/26(b)	1,073	1,023,760
4.05%, 08/25/25(b)	10	9,791
4.30%, 08/25/29(b)	300	290,637
4.40%, 06/30/27(b)	150	148,178
5.00%, 01/06/26(b)	200	201,050
5.05%, 01/06/28(b)(c)	220	223,289
5.15%, 03/28/33(b)	165	167,488
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	495	472,804
Muang Thai Life Assurance PCL, 3.55%, 01/27/37 (Call 10/27/26)(a)(e)	400	353,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5-year CMT + 3.982%)(a)(b)	600	602,874
Munich Re America Corp., Series B, 7.45%, 12/15/26	305	331,425
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24), (3-mo. LIBOR US + 2.640%)(a)(b)	395	381,985
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(c)	25	23,419
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	1,250	933,725
5.30%, 11/18/44(b)(c)	748	665,795
6.75%, 05/15/87	50	47,836
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,440	1,121,760
4.95%, 04/22/44(b)	423	372,938
8.25%, 12/01/31(b)	125	146,016
9.38%, 08/15/39(b)	600	794,844
New York Life Global Funding
0.60%, 08/27/24(b)	900	850,626
0.85%, 01/15/26(b)	475	430,188
0.90%, 10/29/24(b)	100	94,357

Security	Par (000)	Value

Insurance (continued)
0.95%, 06/24/25(b)	$693	$640,422
1.15%, 06/09/26(b)	1,000	898,630
1.20%, 08/07/30(b)	50	39,547
1.45%, 01/14/25(b)	200	189,122
1.85%, 08/01/31(b)	525	425,633
2.00%, 01/22/25(b)	1,185	1,130,253
2.35%, 07/14/26(b)	100	93,574
3.00%, 01/10/28(b)	338	316,875
3.15%, 06/06/24(b)	420	412,217
3.25%, 04/07/27(b)	230	220,197
3.60%, 08/05/25(b)	300	292,260
4.55%, 01/28/33(b)	650	646,529
4.70%, 04/02/26(b)	500	501,370
4.85%, 01/09/28(b)	505	513,095
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,281	1,026,171
4.45%, 05/15/69 (Call 11/15/68)(b)	857	746,301
5.88%, 05/15/33(b)	530	562,351
6.75%, 11/15/39(b)	454	530,090
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(a)(b)	660	548,282
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(a)(b)	645	534,105
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(a)(b)	1,030	911,179
4.70%, 01/20/46 (Call 01/20/26), (5-year USD ICE Swap + 3.750%)(a)(b)	835	812,346
5.10%, 10/16/44 (Call 10/16/24), (5-year USD Swap + 3.650%)(a)(b)	1,900	1,863,900
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	365	371,267
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	150	135,545
1.70%, 06/01/28(b)	300	262,338
1.75%, 01/11/27(b)	750	678,990
4.00%, 07/01/25(b)	1,000	983,080
4.35%, 09/15/27(b)	450	448,866
4.70%, 04/06/26(b)	25	25,110
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	360	264,895
3.63%, 09/30/59 (Call 03/30/59)(b)	1,161	845,812
3.85%, 09/30/47 (Call 03/30/47)(b)	956	760,699
6.06%, 03/30/40(b)	417	445,181
Ohio National Financial Services Inc.
6.63%, 05/01/31(b)(c)	130	121,923
6.80%, 01/24/30 (Call 10/24/29)(b)	390	369,112
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	475	350,355
3.88%, 08/26/26 (Call 07/26/26)	403	387,327
4.88%, 10/01/24 (Call 09/01/24)	25	24,709
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	165	121,442
Pacific Life Global Funding II
1.20%, 06/24/25(b)	805	739,570
1.38%, 04/14/26(b)	1,250	1,129,075
1.45%, 01/20/28(b)	90	76,154
1.60%, 09/21/28(b)	1,038	866,460
2.45%, 01/11/32(b)	885	727,550
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(b)	454	356,508

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	$880	$630,942
5.13%, 01/30/43(b)	50	47,073
5.40%, 09/15/52 (Call 03/15/52)(b)	105	103,451
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	589	557,112
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(a)	115	97,387
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	315	220,150
Phoenix Group Holdings PLC, 5.38%, 07/06/27(e)	200	192,732
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	1,060	960,265
Pricoa Global Funding I
0.80%, 09/01/25(b)	490	446,071
1.15%, 12/06/24(b)	735	691,473
1.20%, 09/01/26(b)	821	737,948
2.40%, 09/23/24(b)	820	791,907
4.20%, 08/28/25(b)	565	553,078
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(c)	225	189,677
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	1,000	834,050
3.10%, 11/15/26 (Call 08/15/26)	815	776,834
3.40%, 05/15/25 (Call 02/15/25)	669	646,321
3.70%, 05/15/29 (Call 02/15/29)	510	484,714
4.30%, 11/15/46 (Call 05/15/46)	120	99,676
4.35%, 05/15/43	180	149,636
4.63%, 09/15/42	300	264,585
5.38%, 03/15/33 (Call 12/15/32)	240	244,236
5.50%, 03/15/53 (Call 09/15/52)	285	276,365
6.05%, 10/15/36	10	10,580
Principal Life Global Funding, 1.38%, 01/10/25(b)	545	511,548
Principal Life Global Funding II
0.75%, 08/23/24(b)	30	28,283
0.88%, 01/12/26(b)	725	652,101
1.25%, 06/23/25(b)	945	870,591
1.25%, 08/16/26(b)	350	311,185
1.50%, 11/17/26(b)	335	297,316
1.50%, 08/27/30(b)	475	369,037
1.63%, 11/19/30(b)	275	214,066
2.25%, 11/21/24(b)	800	764,928
2.50%, 09/16/29(b)	330	287,361
3.00%, 04/18/26(b)	525	495,474
Progressive Corp. (The)
2.45%, 01/15/27	351	327,388
2.50%, 03/15/27 (Call 02/15/27)	565	528,298
3.00%, 03/15/32 (Call 12/15/31)	235	211,620
3.20%, 03/26/30 (Call 12/26/29)	530	488,830
3.70%, 01/26/45	330	270,854
3.70%, 03/15/52 (Call 09/15/51)	245	196,497
3.95%, 03/26/50 (Call 09/26/49)	280	235,197
4.00%, 03/01/29 (Call 12/01/28)	332	325,363
4.13%, 04/15/47 (Call 10/15/46)	690	601,811
4.20%, 03/15/48 (Call 09/15/47)	454	397,849
4.35%, 04/25/44	146	130,574
6.25%, 12/01/32	10	11,255
6.63%, 03/01/29	251	279,770
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	225	199,438
4.30%, 09/30/28 (Call 06/30/28)(b)	402	387,198

Security	Par (000)	Value

Insurance (continued)
Protective Life Global Funding
0.78%, 07/05/24(b)	$1,235	$1,170,953
1.17%, 07/15/25(b)	1,430	1,310,080
1.30%, 09/20/26(b)	930	827,058
1.62%, 04/15/26(b)	810	734,500
1.65%, 01/13/25(b)	250	235,223
3.22%, 03/28/25(b)	1,200	1,154,772
4.71%, 07/06/27(b)	423	418,677
5.21%, 04/14/26(b)	1,500	1,506,225
5.37%, 01/06/26(b)	1,650	1,676,449
Provident Financing Trust I, 7.41%, 03/15/38(c)	150	150,974
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	422	388,746
2.10%, 03/10/30 (Call 12/10/29)	305	263,425
3.00%, 03/10/40 (Call 09/10/39)	548	418,201
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	320	275,837
3.70%, 03/13/51 (Call 09/13/50)	1,186	913,991
3.88%, 03/27/28 (Call 12/27/27)	599	584,672
3.91%, 12/07/47 (Call 06/07/47)	798	643,771
3.94%, 12/07/49 (Call 06/07/49)	825	666,814
4.35%, 02/25/50 (Call 08/25/49)	659	566,635
4.42%, 03/27/48 (Call 09/27/47)	335	289,058
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)	905	834,111
4.60%, 05/15/44	496	448,513
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	120	109,073
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	1,220	1,164,929
5.70%, 12/14/36	619	665,190
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)	1,268	1,232,255
5.75%, 07/15/33	115	123,443
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	85	82,198
6.63%, 12/01/37	90	102,802
6.63%, 06/21/40	111	124,553
Prudential Funding Asia PLC
3.13%, 04/14/30	1,075	967,726
3.63%, 03/24/32	625	570,344
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	855	900,982
Prudential PLC, 2.95%, 11/03/33 (Call 08/03/28), (5-year CMT + 1.517%)(a)(e)	900	768,717
QBE Insurance Group Ltd., 5.25%, (Call 05/16/25), (5-year CMT + 3.047%)(a)(e)(f)	200	180,946
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	568	499,198
3.90%, 05/15/29 (Call 02/15/29)	706	663,471
3.95%, 09/15/26 (Call 06/15/26)	400	386,656
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	835	736,595
2.50%, 10/30/24(b)	330	315,450
2.75%, 01/21/27(b)	210	191,365
5.24%, 02/02/26(b)	50	49,986
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	228	217,200
3.70%, 04/01/25 (Call 01/01/25)	50	48,954
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	370	343,549

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
RGA Global Funding
2.00%, 11/30/26(b)	$635	$575,183
2.70%, 01/18/29(b)	500	437,635
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)(c)	300	269,169
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	465	446,828
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	485	383,223
4.45%, 05/12/27 (Call 02/12/27)(b)	105	99,496
4.75%, 04/08/32 (Call 01/08/32)(b)	940	813,044
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	723	600,871
5.13%, 11/13/26 (Call 09/13/26)(b)	605	561,900
Securian Financial Group Inc., 4.80%, 04/15/48(b)	95	78,140
Security Benefit Global Funding, 1.25%, 05/17/24(b)	70	66,668
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	80	75,879
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	1,280	1,101,696
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	215	169,482
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31), (5-year CMT + 2.747%)(a)(b)	530	454,358
4.00%, 09/14/77 (Call 09/14/27), (3-mo. LIBOR US + 2.993%)(a)(b)(c)	935	880,751
Swiss Re Finance Luxembourg SA
4.25%, (Call 09/04/24), (5-year CMT + 2.864%)(a)(e)(f)	400	361,008
5.00%, 04/02/49 (Call 04/02/29), (5-year CMT + 3.582%)(a)(b)	520	497,151
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,682	1,195,868
4.27%, 05/15/47 (Call 11/15/46)(b)	1,704	1,438,363
4.38%, 09/15/54 (Call 09/15/24), (3-mo. LIBOR US + 2.661%)(a)(b)	995	967,409
4.90%, 09/15/44(b)	1,246	1,157,023
6.85%, 12/16/39(b)	739	835,890
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25), (5-year CMT + 4.981%)(a)(e)(f)	200	172,694
Transatlantic Holdings Inc., 8.00%, 11/30/39	150	192,434
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	185	122,313
3.05%, 06/08/51 (Call 12/08/50)	654	469,330
3.75%, 05/15/46 (Call 11/15/45)	250	204,588
4.00%, 05/30/47 (Call 11/30/46)	470	404,299
4.05%, 03/07/48 (Call 09/07/47)	87	75,189
4.10%, 03/04/49 (Call 09/04/48)	607	527,198
4.30%, 08/25/45 (Call 02/25/45)	490	442,931
4.60%, 08/01/43	210	198,064
5.35%, 11/01/40	550	578,792
6.25%, 06/15/37	705	799,935
6.75%, 06/20/36	230	269,507
Travelers Property Casualty Corp., 6.38%, 03/15/33	387	446,695
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	259	254,206
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	130	124,769
4.13%, 06/15/51 (Call 12/15/50)	145	105,254
4.50%, 12/15/49 (Call 06/15/49)	525	392,227

Security	Par (000)	Value

Insurance (continued)
5.75%, 08/15/42	$565	$531,224
USI Inc./NY, 6.88%, 05/01/25 (Call 05/30/23)(b)	439	434,048
Vigorous Champion International Ltd.
2.75%, 06/02/25(e)	400	377,108
4.25%, 05/28/29(e)	400	364,992
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	455	292,583
4.00%, 05/12/50 (Call 11/12/49)	205	164,601
4.75%, 08/01/44	305	281,817
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	5	5,175
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	292	204,236
5.15%, 01/15/49 (Call 07/15/48)(b)	210	195,038
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	544	481,222
3.60%, 05/15/24 (Call 03/15/24)	910	892,264
3.88%, 09/15/49 (Call 03/15/49)	503	370,756
4.50%, 09/15/28 (Call 06/15/28)	644	627,114
4.65%, 06/15/27 (Call 05/15/27)	345	339,728
5.05%, 09/15/48 (Call 03/15/48)	330	285,480
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25), (3-mo. LIBOR US + 3.177%)(a)(e)	600	557,142
XLIT Ltd., 5.25%, 12/15/43	348	352,253
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(e)	800	680,520
3.50%, 03/08/26 (Call 12/08/25)(e)	400	320,616

		294,178,326

Internet — 0.6%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(b)	250	198,303
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(c)	715	593,529
2.70%, 02/09/41 (Call 08/09/40)	240	161,995
3.15%, 02/09/51 (Call 08/09/50)	1,158	759,301
3.25%, 02/09/61 (Call 08/09/60)	728	457,876
3.40%, 12/06/27 (Call 09/06/27)	2,805	2,648,060
3.60%, 11/28/24 (Call 08/28/24)	4,407	4,309,121
4.00%, 12/06/37 (Call 06/06/37)	1,135	981,457
4.20%, 12/06/47 (Call 06/06/47)	1,580	1,263,668
4.40%, 12/06/57 (Call 06/06/57)	775	619,148
4.50%, 11/28/34 (Call 05/28/34)	588	556,466
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	892	822,504
0.80%, 08/15/27 (Call 06/15/27)	1,260	1,111,761
1.10%, 08/15/30 (Call 05/15/30)	1,850	1,528,747
1.90%, 08/15/40 (Call 02/15/40)	957	672,206
2.00%, 08/15/26 (Call 05/15/26)	1,865	1,760,429
2.05%, 08/15/50 (Call 02/15/50)	2,255	1,434,428
2.25%, 08/15/60 (Call 02/15/60)	1,344	829,880
Amazon.com Inc.
0.45%, 05/12/24	1,850	1,770,746
0.80%, 06/03/25 (Call 05/03/25)	1,605	1,495,234
1.00%, 05/12/26 (Call 04/12/26)	1,852	1,690,654
1.20%, 06/03/27 (Call 04/03/27)	695	621,956
1.50%, 06/03/30 (Call 03/03/30)	1,969	1,645,060
1.65%, 05/12/28 (Call 03/12/28)	1,660	1,477,367
2.10%, 05/12/31 (Call 02/12/31)	2,258	1,937,883
2.50%, 06/03/50 (Call 12/03/49)	1,916	1,292,572
2.70%, 06/03/60 (Call 12/03/59)	1,430	931,144

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.80%, 08/22/24 (Call 06/22/24)	$2,158	$2,112,574
2.88%, 05/12/41 (Call 11/12/40)	1,480	1,161,460
3.00%, 04/13/25	5	4,889
3.10%, 05/12/51 (Call 11/12/50)	2,324	1,750,297
3.15%, 08/22/27 (Call 05/22/27)	2,228	2,146,633
3.25%, 05/12/61 (Call 11/12/60)	1,315	971,430
3.30%, 04/13/27 (Call 03/13/27)	1,365	1,326,016
3.45%, 04/13/29 (Call 02/13/29)	1,098	1,060,339
3.60%, 04/13/32 (Call 01/13/32)	1,983	1,884,425
3.80%, 12/05/24 (Call 09/05/24)	1,138	1,128,270
3.88%, 08/22/37 (Call 02/22/37)	2,470	2,308,956
3.95%, 04/13/52 (Call 10/13/51)	1,820	1,604,712
4.05%, 08/22/47 (Call 02/22/47)	2,398	2,175,202
4.10%, 04/13/62 (Call 10/13/61)	1,560	1,358,666
4.25%, 08/22/57 (Call 02/22/57)	804	730,193
4.55%, 12/01/27 (Call 11/01/27)	1,400	1,425,270
4.65%, 12/01/29 (Call 10/01/29)	1,060	1,084,889
4.70%, 11/29/24	800	803,992
4.70%, 12/01/32 (Call 09/01/32)	1,705	1,753,644
4.80%, 12/05/34 (Call 06/05/34)	910	944,826
4.95%, 12/05/44 (Call 06/05/44)	946	979,961
5.20%, 12/03/25 (Call 09/03/25)	1,010	1,032,967
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	355	277,408
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	665	572,126
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	415	359,830
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	562	500,742
1.72%, 04/09/26 (Call 03/09/26)	915	831,552
2.38%, 10/09/30 (Call 07/09/30)	244	204,975
2.38%, 08/23/31 (Call 05/23/31)	819	675,790
3.08%, 04/07/25 (Call 03/07/25)(c)	1,475	1,420,499
3.43%, 04/07/30 (Call 01/07/30)	797	725,358
3.63%, 07/06/27	549	524,987
4.13%, 06/30/25	820	803,182
4.38%, 05/14/24 (Call 04/14/24)(c)	740	734,013
4.38%, 03/29/28 (Call 12/29/27)	367	359,311
4.88%, 11/14/28 (Call 08/14/28)	640	640,147
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	643	620,058
3.60%, 06/01/26 (Call 03/01/26)	917	896,303
3.65%, 03/15/25 (Call 12/15/24)	266	261,151
4.63%, 04/13/30 (Call 01/13/30)	1,204	1,210,044
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(b)	380	317,707
5.63%, 09/15/28 (Call 09/15/23)(b)	325	237,705
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	255	241,658
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	325	303,566
7.00%, 06/15/27 (Call 06/15/24)(b)	320	317,811
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	440	401,201
1.90%, 03/11/25 (Call 02/11/25)	1,034	978,350
2.60%, 05/10/31 (Call 02/10/31)	190	161,648
2.70%, 03/11/30 (Call 12/11/29)	695	609,995
3.45%, 08/01/24 (Call 05/01/24)	542	531,312
3.60%, 06/05/27 (Call 03/05/27)	885	853,618
3.65%, 05/10/51 (Call 11/10/50)	341	254,328
4.00%, 07/15/42 (Call 01/15/42)	615	502,492
5.95%, 11/22/27 (Call 10/22/27)	150	157,074

Security	Par (000)	Value

Internet (continued)
6.30%, 11/22/32 (Call 08/22/32)	$25	$27,066
Endurance International Group Holdings Inc., 6.00%,
02/15/29 (Call 02/15/24)(b)	495	344,891
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	310	261,935
3.25%, 02/15/30 (Call 11/15/29)	1,072	941,623
3.80%, 02/15/28 (Call 11/15/27)	645	608,648
4.63%, 08/01/27 (Call 05/01/27)	840	825,023
5.00%, 02/15/26 (Call 11/15/25)	453	453,516
6.25%, 05/01/25 (Call 02/01/25)(b)	473	478,615
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(b)	811	802,152
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/24)(b)	170	170,138
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	580	502,384
5.25%, 12/01/27 (Call 06/01/23)(b)	480	461,530
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 07/01/23)(b)	395	288,271
ION Trading Technologies Sarl, 5.75%, 05/15/28
(Call 05/15/24)(b)	300	250,845
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	1,273	1,148,068
3.88%, 04/29/26	779	756,136
4.13%, 01/14/50 (Call 07/14/49)	445	346,668
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	350	285,674
4.13%, 08/01/30 (Call 05/01/25)(b)	300	258,198
4.63%, 06/01/28 (Call 06/01/23)(b)	410	378,221
5.00%, 12/15/27 (Call 12/15/23)(b)	330	311,355
5.63%, 02/15/29 (Call 02/15/24)(b)(c)	295	278,173
Meituan
2.13%, 10/28/25 (Call 09/28/25)(e)	1,000	919,140
3.05%, 10/28/30 (Call 07/28/30)(e)	800	634,088
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	600	465,606
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	2,110	2,048,747
3.85%, 08/15/32 (Call 05/15/32)	1,735	1,638,881
4.45%, 08/15/52 (Call 02/15/52)	1,785	1,571,710
4.65%, 08/15/62 (Call 02/15/62)	1,090	961,543
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/23)(b)	585	395,483
NAVER Corp., 1.50%, 03/29/26(e)	600	543,234
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	505	490,537
4.38%, 11/15/26	725	720,476
4.88%, 04/15/28	1,241	1,250,059
4.88%, 06/15/30 (Call 03/15/30)(b)(c)	1,030	1,024,397
5.38%, 11/15/29(b)	675	691,119
5.88%, 02/15/25	508	515,508
5.88%, 11/15/28	1,428	1,507,668
6.38%, 05/15/29	664	718,826
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(b)	205	178,307
6.00%, 02/15/28 (Call 02/15/24)(b)	315	234,404
10.75%, 06/01/28 (Call 06/01/23)(b)(c)	160	144,750
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	660	665,181
7.13%, 09/30/30 (Call 09/30/25)(b)(c)	460	462,433
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/23)(b)	537	230,249
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(e)	2,300	1,815,528

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.26%, 01/19/27 (Call 12/19/26)(e)	$400	$365,428
3.68%, 01/21/30 (Call 10/21/29)(e)	1,457	1,243,477
3.83%, 02/08/51 (Call 08/08/50)(e)	1,200	750,696
4.03%, 08/03/50 (Call 02/03/50)(e)	800	511,040
4.19%, 01/19/32 (Call 10/19/31)(e)	800	678,696
4.85%, 07/06/27 (Call 04/06/27)(e)	400	386,312
4.99%, 01/19/52 (Call 07/19/51)(e)	200	147,122
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(f)	550	352,963
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(f)	800	455,544
10.25%, 11/30/24 (Call 11/28/23)(b)	775	758,965
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(c)(e)	1,000	922,740
2.39%, 06/03/30 (Call 03/03/30)(e)	1,400	1,185,478
2.88%, 04/22/31 (Call 01/22/31)(e)	200	173,594
3.24%, 06/03/50 (Call 12/03/49)(e)	1,800	1,203,588
3.29%, 06/03/60 (Call 12/03/59)(e)	600	381,150
3.58%, 04/11/26 (Call 02/11/26)(c)(e)	800	771,976
3.60%, 01/19/28 (Call 10/19/27)(e)	1,600	1,520,848
3.68%, 04/22/41 (Call 10/22/40)(e)	800	626,160
3.80%, 02/11/25(c)(e)	600	588,984
3.84%, 04/22/51 (Call 10/22/50)(e)	1,000	745,900
3.93%, 01/19/38 (Call 07/19/37)(e)	1,000	851,010
3.94%, 04/22/61 (Call 10/22/60)(e)	800	580,080
3.98%, 04/11/29 (Call 01/11/29)(c)(e)	2,200	2,090,770
4.53%, 04/11/49 (Call 10/11/48)(e)	400	337,812
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	1,151	1,051,139
2.00%, 09/03/30 (Call 06/03/30)	775	616,427
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(b)	430	432,812
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	1,144	1,054,482
6.25%, 01/15/28 (Call 12/17/23)(b)	355	358,234
7.50%, 05/15/25 (Call 05/15/23)(b)	720	730,836
7.50%, 09/15/27 (Call 09/15/23)(b)	858	885,216
8.00%, 11/01/26 (Call 11/01/23)(b)	1,135	1,163,988
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	538	457,305
4.75%, 07/15/27 (Call 07/15/23)	945	928,255
5.25%, 04/01/25 (Call 01/01/25)	621	623,012
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	1,080	872,618
3.50%, 07/05/24 (Call 06/05/24)	2,292	2,234,860
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	415	364,694

		140,218,262

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(e)	800	784,040
5.95%, 07/31/24(e)	600	598,410
Allegheny Ludlum LLC, 6.95%, 12/15/25	52	52,707
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	200	184,258
5.13%, 10/01/31 (Call 10/01/26)	255	230,602
5.88%, 12/01/27 (Call 12/01/23)	313	306,080
ArcelorMittal SA
4.25%, 07/16/29(c)	645	614,898
4.55%, 03/11/26	645	634,873
6.55%, 11/29/27 (Call 10/29/27)	200	208,774

Security	Par (000)	Value

Iron & Steel (continued)
6.75%, 03/01/41	$290	$292,946
6.80%, 11/29/32 (Call 08/29/32)	605	632,866
7.00%, 10/15/39	510	539,095
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 07/15/23)(b)	407	393,162
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29 (Call 09/15/23)(b)	533	529,562
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	305	302,508
7.63%, 03/15/30 (Call 03/15/25)	205	210,394
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	240	217,193
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	335	294,358
5.88%, 06/01/27 (Call 06/01/23)	330	324,700
6.75%, 03/15/26 (Call 03/15/24)(b)	795	808,475
6.75%, 04/15/30 (Call 04/15/26)	575	559,268
Cliffs Natural Resources Inc., 6.25%, 10/01/40(c)	190	160,719
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	185	161,816
4.13%, 01/15/30 (Call 01/15/25)	200	179,992
4.38%, 03/15/32 (Call 03/15/27)	215	186,173
CSN Inova Ventures, 6.75%, 01/28/28
(Call 01/28/24)(e)	1,000	945,880
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(e)	600	461,478
5.88%, 04/08/32 (Call 04/08/27)(e)	400	327,452
Gerdau Trade Inc., 4.88%, 10/24/27(e)	400	394,704
GTL Trade Finance Inc., 7.25%, 04/16/44
(Call 10/16/43)(e)	200	216,156
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(e)	600	556,200
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 10/01/23)(b)(c)	195	186,147
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(e)	400	353,344
5.05%, 04/05/32 (Call 10/05/31)(e)	400	322,804
Metinvest BV, 7.75%, 10/17/29(e)	400	226,556
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	380	386,171
8.13%, 05/01/27 (Call 05/01/23)(b)	740	746,712
8.50%, 05/01/30 (Call 05/01/25)(b)	410	417,257
Northern Star Resources Ltd., 6.13%, 04/11/33
(Call 01/11/33)	750	747,330
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	810	763,247
2.70%, 06/01/30 (Call 03/01/30)	388	342,949
2.98%, 12/15/55 (Call 06/15/55)	532	353,668
3.85%, 04/01/52 (Call 10/01/51)	200	163,308
3.95%, 05/23/25	410	404,818
3.95%, 05/01/28 (Call 02/01/28)	501	487,844
4.30%, 05/23/27 (Call 04/23/27)	355	353,108
4.40%, 05/01/48 (Call 11/01/47)	120	105,817
6.40%, 12/01/37	70	80,931
Periama Holdings LLC/DE, 5.95%, 04/19/26(e)	600	578,484
POSCO
2.50%, 01/17/25(e)	825	791,183
4.38%, 08/04/25(e)	200	197,116
4.50%, 08/04/27(e)	800	791,976
5.75%, 01/17/28(e)	900	936,198
5.88%, 01/17/33	200	216,468
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	100	91,844

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
2.15%, 08/15/30 (Call 05/15/30)	$120	$100,940
Shougang Group Co. Ltd., 4.00%, 05/23/24(e)	600	590,994
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	560	488,180
2.40%, 06/15/25 (Call 05/15/25)	470	445,034
2.80%, 12/15/24 (Call 11/15/24)	431	413,170
3.25%, 01/15/31 (Call 10/15/30)	480	427,258
3.25%, 10/15/50 (Call 04/15/50)	355	244,478
3.45%, 04/15/30 (Call 01/15/30)	260	236,553
5.00%, 12/15/26 (Call 12/15/23)	412	411,015
Tacora Resources Inc., 8.25%, 05/15/26
(Call 05/15/23)(b)	160	121,794
TMS International Corp./DE, 6.25%, 04/15/29
(Call 04/06/24)(b)	230	179,108
U.S. Steel Corp.
6.65%, 06/01/37	218	206,038
6.88%, 03/01/29 (Call 03/01/24)	394	389,233
Usiminas International Sarl, 5.88%, 07/18/26
(Call 07/15/23)(e)	600	579,762
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	2,096	1,873,111
6.25%, 08/10/26	1,001	1,036,505
6.88%, 11/21/36	1,183	1,232,331
6.88%, 11/10/39	695	722,946
8.25%, 01/17/34	341	398,090
Vale SA, 5.63%, 09/11/42	519	504,567

		32,956,126

Leisure Time — 0.1%
Brunswick Corp.
0.85%, 08/18/24 (Call 05/30/23)	230	216,363
2.40%, 08/18/31 (Call 05/18/31)	325	247,917
4.40%, 09/15/32 (Call 06/15/32)	385	340,094
5.10%, 04/01/52 (Call 10/01/51)	390	289,985
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	1,765	1,530,343
5.75%, 03/01/27 (Call 12/01/26)(b)	2,800	2,304,092
6.00%, 05/01/29 (Call 11/01/24)(b)	1,485	1,166,453
6.65%, 01/15/28	159	122,643
7.63%, 03/01/26 (Call 03/01/24)(b)(c)	1,080	990,954
9.88%, 08/01/27 (Call 02/01/24)(b)	634	650,579
10.50%, 02/01/26 (Call 08/01/23)(b)	607	633,793
10.50%, 06/01/30 (Call 06/01/25)(b)(c)	725	688,786
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(b)	1,490	1,601,839
Carnival PLC, 7.88%, 06/01/27	178	176,378
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 05/30/23)(b)	325	256,753
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	100	90,441
3.35%, 06/08/25 (Call 05/08/25)(b)	1,637	1,562,009
Series 144A, 6.50%, 03/10/28 (Call 02/10/28)(b)	170	172,091
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	422	404,432
4.63%, 07/28/45 (Call 01/28/45)	410	319,353
King Power Capital Ltd., 5.63%, 11/03/24(e)	400	404,024
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(b)	738	722,059
8.00%, 04/15/26 (Call 02/01/24)(b)	315	313,088
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28
(Call 05/15/25)(b)	225	225,072

Security	Par (000)	Value

Leisure Time (continued)
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(b)(c)	$265	$250,754
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(Call 06/01/24)(b)	395	313,073
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(b)	470	441,983
5.88%, 03/15/26 (Call 12/15/25)(b)	1,205	1,036,168
5.88%, 02/15/27 (Call 02/15/24)(b)	730	688,908
7.75%, 02/15/29 (Call 11/15/28)(b)	425	362,283
8.38%, 02/01/28 (Call 02/01/25)(b)	530	534,463
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	425	344,764
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	381	309,147
4.25%, 07/01/26 (Call 01/01/26)(b)	485	434,114
5.38%, 07/15/27 (Call 10/15/26)(b)	790	702,018
5.50%, 08/31/26 (Call 02/28/26)(b)	792	726,644
5.50%, 04/01/28 (Call 09/29/27)(b)(c)	1,080	952,463
7.25%, 01/15/30 (Call 12/15/25)(b)	525	526,685
7.50%, 10/15/27	320	302,941
8.25%, 01/15/29 (Call 04/01/25)(b)	580	609,203
9.25%, 01/15/29 (Call 04/01/25)(b)	725	774,742
11.50%, 06/01/25 (Call 06/01/23)(b)	1,040	1,103,336
11.63%, 08/15/27 (Call 08/15/24)(b)	910	968,286
Sunny Express Enterprises Corp.
2.63%, 04/23/25(e)	400	382,872
2.95%, 03/01/27(e)	600	570,732
3.13%, 04/23/30(e)	600	549,654
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(b)	610	523,221
6.25%, 05/15/25 (Call 05/15/23)(b)	185	175,909
7.00%, 02/15/29 (Call 02/15/24)(b)(c)	395	335,268
13.00%, 05/15/25 (Call 05/15/23)(b)	500	526,465
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29
(Call 02/15/24)(b)	250	212,975
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	405	317,743
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(b)	470	418,610

		30,824,965

Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)	745	718,299
4.75%, 06/15/31 (Call 06/15/26)(b)	630	574,925
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	175	158,480
3.70%, 01/15/31 (Call 10/15/30)	530	469,707
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(e)	200	128,262
5.05%, 01/27/27 (Call 01/27/25)(e)	200	124,384
5.95%, 10/19/25 (Call 10/19/23)(e)	1,000	735,680
6.85%, 07/02/24 (Call 07/02/23)(e)	200	174,398
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(b)(c)	330	303,600
Genting New York LLC, 3.30%, 02/15/26
(Call 01/15/26)(b)	435	391,887
Gohl Capital Ltd., 4.25%, 01/24/27(e)	1,175	1,107,167
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	1,065	908,786
3.75%, 05/01/29 (Call 05/01/24)(b)	550	495,539
4.00%, 05/01/31 (Call 05/01/26)(b)	835	737,806
4.88%, 01/15/30 (Call 01/15/25)	780	741,577
5.38%, 05/01/25 (Call 05/01/23)(b)	393	392,693
5.75%, 05/01/28 (Call 05/01/23)(b)	407	406,035

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	$435	$380,860
5.00%, 06/01/29 (Call 06/01/24)(b)	604	546,602
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	405	400,006
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 05/30/23)	10	9,509
4.38%, 09/15/28 (Call 06/15/28)	515	498,644
4.85%, 03/15/26 (Call 12/15/25)	679	677,981
5.38%, 04/23/25 (Call 03/23/25)	400	401,304
5.75%, 04/23/30 (Call 01/23/30)	435	447,071
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	416	393,149
3.20%, 08/08/24 (Call 07/08/24)	1,290	1,248,101
3.50%, 08/18/26 (Call 06/18/26)	738	692,997
3.90%, 08/08/29 (Call 05/08/29)	555	504,562
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	145	141,680
3.75%, 10/01/25 (Call 07/01/25)	310	300,105
4.90%, 04/15/29 (Call 03/15/29)	460	457,024
5.00%, 10/15/27 (Call 09/15/27)	720	727,063
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	131	129,766
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,047	1,060,674
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,460	1,416,215
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,001	878,047
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	82	69,906
Series II, 2.75%, 10/15/33 (Call 07/15/33)	125	101,120
Series R, 3.13%, 06/15/26 (Call 03/15/26)	848	807,016
Series X, 4.00%, 04/15/28 (Call 01/15/28)	203	196,244
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	305	266,079
4.75%, 01/15/28 (Call 09/15/23)	280	251,527
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(e)	800	756,040
5.25%, 04/26/26 (Call 04/26/24)(c)(e)	529	489,791
5.38%, 12/04/29 (Call 12/04/24)(b)	860	713,121
5.63%, 07/17/27 (Call 07/17/23)(e)	470	420,716
5.75%, 07/21/28 (Call 07/21/23)(b)	645	563,769
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	475	430,630
5.25%, 06/18/25 (Call 05/09/23)(b)	435	415,486
5.38%, 05/15/24 (Call 05/15/23)(b)	520	510,994
5.88%, 05/15/26 (Call 05/15/23)(b)	570	543,968
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	407	388,832
4.75%, 10/15/28 (Call 07/15/28)	570	529,747
5.50%, 04/15/27 (Call 01/15/27)	568	555,231
5.75%, 06/15/25 (Call 03/15/25)	464	462,371
6.75%, 05/01/25 (Call 05/01/23)	545	549,845
Minor International PCL, 2.70%, (Call 04/19/26),
(5-year CMT + 7.918%)(a)(e)(f)	200	176,470
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	515	449,255
3.35%, 03/08/29 (Call 01/08/29)	525	442,748
3.75%, 08/08/31 (Call 05/08/31)	450	370,800
4.30%, 01/08/26 (Call 12/08/25)	625	589,819
4.88%, 06/18/30 (Call 03/18/30)	530	480,471
5.63%, 08/08/25 (Call 06/08/25)	1,337	1,309,043
5.90%, 08/08/28 (Call 05/08/28)	1,318	1,280,714

Security	Par (000)	Value

Lodging (continued)
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(b)	$475	$436,592
4.63%, 12/01/31 (Call 06/01/31)(b)	375	322,875
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	277	262,903
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	815	637,754
6.00%, 07/15/25 (Call 07/15/23)(b)(c)	375	347,329
6.50%, 01/15/28 (Call 07/15/23)(b)	390	336,792
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25
(Call 05/30/23)(b)	246	239,046
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	460	401,309
4.63%, 03/01/30 (Call 12/01/29)(b)	215	185,904
5.65%, 04/01/24 (Call 02/01/24)	235	233,661
6.00%, 04/01/27 (Call 01/01/27)	335	330,534
6.60%, 10/01/25 (Call 07/01/25)	278	278,728
6.63%, 07/31/26 (Call 04/30/26)(b)	510	509,133
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/23)(b)	355	330,175
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)	770	739,862
5.50%, 03/01/25 (Call 12/01/24)(b)	1,290	1,272,817
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/09/23)(b)	430	415,664
5.13%, 12/15/29 (Call 12/15/24)(b)	750	619,192
5.50%, 01/15/26 (Call 06/15/23)(b)	861	799,215
5.50%, 10/01/27 (Call 10/01/23)(b)	650	579,481
5.63%, 08/26/28 (Call 08/26/23)(b)	1,025	894,118

		44,175,422

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	305	302,905
4.38%, 05/08/42	10	9,248
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28
(Call 12/15/23)(b)	255	229,380
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	380	352,249
4.13%, 04/15/29 (Call 04/15/24)(b)	220	199,624
Caterpillar Financial Services Corp.
0.60%, 09/13/24	185	175,528
0.80%, 11/13/25	983	898,246
0.90%, 03/02/26	205	187,022
1.10%, 09/14/27	518	457,000
1.15%, 09/14/26	640	578,829
1.45%, 05/15/25	30	28,255
1.70%, 01/08/27(c)	990	910,404
2.15%, 11/08/24	1,203	1,160,534
2.40%, 08/09/26	860	811,883
2.85%, 05/17/24	303	296,689
3.25%, 12/01/24	355	347,747
3.30%, 06/09/24	111	109,344
3.40%, 05/13/25	290	284,412
3.60%, 08/12/27	880	862,127
3.65%, 08/12/25	648	637,638
4.80%, 01/06/26	150	152,361
4.90%, 01/17/25	485	488,012
5.40%, 03/10/25	100	101,650
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	680	575,396
2.60%, 09/19/29 (Call 06/19/29)	363	332,464

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.60%, 04/09/30 (Call 01/09/30)	$925	$833,832
3.25%, 09/19/49 (Call 03/19/49)	688	553,737
3.25%, 04/09/50 (Call 10/09/49)	1,037	834,941
3.40%, 05/15/24 (Call 02/15/24)	1,151	1,139,007
3.80%, 08/15/42	1,139	1,022,002
4.30%, 05/15/44 (Call 11/15/43)	240	230,834
4.75%, 05/15/64 (Call 11/15/63)	406	400,560
5.20%, 05/27/41	441	470,221
5.30%, 09/15/35	5	5,341
6.05%, 08/15/36	70	79,685
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	955	985,025
9.50%, 01/01/31 (Call 01/01/26)(b)	565	597,832
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	285	255,944
1.88%, 01/15/26 (Call 12/15/25)	150	139,032
3.95%, 05/23/25	210	205,176
4.55%, 04/10/28 (Call 03/10/28)	590	583,716
5.45%, 10/14/25	465	470,561
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	979	940,349
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	490	475,075
2.88%, 09/07/49 (Call 03/07/49)	450	344,862
3.10%, 04/15/30 (Call 01/15/30)	525	488,770
3.75%, 04/15/50 (Call 10/15/49)(c)	695	622,560
3.90%, 06/09/42 (Call 12/09/41)	825	761,846
5.38%, 10/16/29	175	186,559
7.13%, 03/03/31	79	93,543
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	120	108,236
3.15%, 11/15/25 (Call 08/15/25)	320	307,651
5.38%, 10/15/35	185	194,396
5.38%, 03/01/41 (Call 12/01/40)	110	111,658
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	305	246,748
3.50%, 10/01/30 (Call 07/01/30)	865	763,812
GrafTech Finance Inc., 4.63%, 12/15/28
(Call 12/15/23)(b)	425	356,260
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/24), (13.75% PIK)(b)(h)	430	391,334
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	430	365,801
3.00%, 05/01/30 (Call 02/01/30)	160	141,290
John Deere Capital Corp.
0.45%, 06/07/24	185	176,716
0.63%, 09/10/24	585	554,650
0.70%, 01/15/26	650	592,078
1.05%, 06/17/26	810	738,582
1.25%, 01/10/25	533	505,252
1.30%, 10/13/26	410	371,800
1.45%, 01/15/31	1,182	965,422
1.50%, 03/06/28	868	771,070
1.70%, 01/11/27	630	576,677
1.75%, 03/09/27	930	850,225
2.00%, 06/17/31	820	690,637
2.05%, 01/09/25	154	148,136
2.25%, 09/14/26	500	471,190
2.35%, 03/08/27	65	60,697
2.45%, 01/09/30	375	335,182
2.65%, 06/24/24	719	702,779

Security	Par (000)	Value

Machinery (continued)
2.65%, 06/10/26	$478	$455,821
2.80%, 09/08/27	416	393,403
2.80%, 07/18/29	250	230,543
3.05%, 01/06/28	67	64,116
3.35%, 06/12/24	55	54,142
3.35%, 04/18/29	670	639,354
3.40%, 06/06/25	460	451,108
3.40%, 09/11/25	174	169,913
3.45%, 03/13/25	590	579,645
3.45%, 03/07/29	357	345,340
4.05%, 09/08/25	795	789,912
4.15%, 09/15/27	405	404,927
4.35%, 09/15/32	410	412,079
4.55%, 10/11/24	270	270,464
4.75%, 01/20/28	370	378,591
4.80%, 01/09/26	270	274,150
4.85%, 10/11/29	270	280,598
Series MTN, 4.90%, 03/03/28	214	220,732
JPW Industries Holding Corp., 9.00%, 10/01/24
(Call 10/01/23)(b)	165	148,210
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/24)(b)(c)	249	247,245
Maxim Crane Works Holdings Capital LLC, 10.13%,
08/01/24 (Call 05/30/23)(b)	142	141,182
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(b)	290	263,291
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	310	254,944
4.55%, 04/15/28 (Call 01/15/28)	337	324,804
5.65%, 05/15/33 (Call 02/15/33)	325	328,126
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	395	351,526
4.60%, 05/15/28 (Call 02/15/28)	590	583,038
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)(c)	235	138,923
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,578	1,493,593
2.29%, 04/05/27 (Call 02/05/27)	206	189,172
2.57%, 02/15/30 (Call 11/15/29)	1,305	1,147,395
3.11%, 02/15/40 (Call 08/15/39)	742	581,246
3.36%, 02/15/50 (Call 08/15/49)	640	476,262
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	285	234,926
2.80%, 08/15/61 (Call 02/15/61)	295	192,694
2.88%, 03/01/25 (Call 12/01/24)	165	160,098
3.50%, 03/01/29 (Call 12/01/28)	882	852,241
4.20%, 03/01/49 (Call 09/01/48)	340	307,153
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(e)	600	561,336
2.65%, 11/21/24 (Call 08/21/24)(e)	400	380,632
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	365	307,075
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	450	419,026
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 05/30/23)(b)	465	416,933
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/23)(b)(c)	400	356,008
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/23)(b)	1,265	1,182,358
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	635	573,722
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(b)	615	555,745

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	$1,923	$1,833,388
3.45%, 11/15/26 (Call 08/15/26)	905	861,850
4.95%, 09/15/28 (Call 06/15/28)	1,615	1,598,220
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	836	749,190
2.25%, 01/30/31 (Call 10/30/30)	662	560,026
3.25%, 11/01/26 (Call 08/01/26)	375	359,490
4.38%, 11/01/46 (Call 05/01/46)	250	219,308

		60,473,450

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	350	333,981
2.25%, 09/19/26 (Call 06/19/26)(c)	1,050	981,393
2.38%, 08/26/29 (Call 05/26/29)(c)	1,248	1,116,436
2.65%, 04/15/25 (Call 03/15/25)	1,274	1,227,066
2.88%, 10/15/27 (Call 07/15/27)	1,090	1,024,349
3.00%, 08/07/25	594	576,067
3.05%, 04/15/30 (Call 01/15/30)(c)	298	274,673
3.13%, 09/19/46 (Call 03/19/46)(c)	440	317,574
3.25%, 08/26/49 (Call 02/26/49)(c)	923	700,769
3.38%, 03/01/29 (Call 12/01/28)(c)	1,197	1,146,762
3.63%, 09/14/28 (Call 06/14/28)	342	330,512
3.63%, 10/15/47 (Call 04/15/47)	922	724,627
3.70%, 04/15/50 (Call 10/15/49)	5	4,060
3.88%, 06/15/44	180	150,228
4.00%, 09/14/48 (Call 03/14/48)(c)	661	575,592
5.70%, 03/15/37(c)	170	187,694
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	285	259,815
5.63%, 07/01/27 (Call 07/01/23)(b)	320	314,749
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	410	324,548
2.75%, 03/01/30 (Call 12/01/29)	529	455,882
3.50%, 12/01/24 (Call 10/01/24)	269	262,073
3.75%, 12/01/27 (Call 09/01/27)	70	67,033
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	90	85,874
3.92%, 09/15/47 (Call 02/15/47)	95	80,535
4.00%, 11/02/32	499	478,940
4.15%, 03/15/33 (Call 12/15/32)	630	605,776
4.15%, 11/02/42	753	669,093
4.70%, 08/23/52 (Call 02/23/52)	490	470,954
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	145	142,516
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/30/23)(b)	349	317,740
12.25%, 11/15/26 (Call 11/15/23)(b)	653	583,638
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(b)	382	378,615
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)	535	529,211
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	250	240,713
4.42%, 11/15/35	635	618,592
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	70	61,547
4.50%, 03/11/44	615	558,604
5.88%, 01/14/38	715	782,596
6.75%, 03/15/32	450	517,000
6.88%, 01/10/39	135	157,934

Security	Par (000)	Value

Manufacturing (continued)
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	$210	$180,356
5.00%, 09/15/26 (Call 07/15/26)	440	428,749
5.75%, 06/15/25 (Call 06/15/23)	325	324,529
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,742	1,665,544
3.90%, 09/01/42 (Call 03/01/42)	916	827,038
4.88%, 09/15/41 (Call 03/15/41)	225	228,692
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)(c)	535	472,507
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	917	892,305
3.25%, 03/01/27 (Call 12/01/26)	388	370,707
3.25%, 06/14/29 (Call 03/14/29)	812	757,369
3.30%, 11/21/24 (Call 08/21/24)	182	177,419
3.65%, 06/15/24	490	482,635
4.00%, 06/14/49 (Call 12/14/48)	825	693,371
4.10%, 03/01/47 (Call 09/01/46)	204	175,460
4.20%, 11/21/34 (Call 05/21/34)	464	438,471
4.25%, 09/15/27 (Call 08/15/27)	315	311,447
4.45%, 11/21/44 (Call 05/21/44)	748	687,966
4.50%, 09/15/29 (Call 07/15/29)	815	807,714
6.25%, 05/15/38	308	342,012
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	610	589,150
5.90%, 07/15/32 (Call 04/15/32)	180	185,665
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	1,785	1,638,666
1.70%, 03/11/28(b)	1,260	1,124,185
2.15%, 03/11/31(b)	1,025	878,958
2.35%, 10/15/26(b)	1,050	985,047
2.88%, 03/11/41(b)	2,355	1,830,541
3.25%, 05/27/25(b)	2,115	2,061,829
3.30%, 09/15/46(b)	1,690	1,358,135
3.40%, 03/16/27(b)	1,225	1,185,898
4.20%, 03/16/47(b)	510	473,377
6.13%, 08/17/26(b)	270	285,741
Sunny Optical Technology Group Co. Ltd., 5.95%, 07/17/26(e)	400	408,412
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	270	247,155
2.75%, 04/01/31 (Call 01/01/31)	918	780,070
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	671	568,310
3.00%, 06/01/30 (Call 03/01/30)	447	399,010
3.38%, 03/01/28 (Call 12/01/27)	355	332,777
3.65%, 03/15/27 (Call 12/15/26)	617	590,759
3.88%, 03/01/25 (Call 12/01/24)	355	347,279
3.90%, 09/17/29 (Call 06/17/29)	190	179,921
4.00%, 03/15/26 (Call 12/15/25)	200	196,950
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	295	287,843

		45,835,730

Media — 1.0%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/24)(b)	940	761,287
5.75%, 08/15/29 (Call 08/15/24)(b)	1,458	1,163,630
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(c)	742	514,265
4.75%, 08/01/25 (Call 08/01/23)	680	630,374
5.00%, 04/01/24 (Call 05/30/23)	230	226,732

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(b)	$310	$22,996
6.75%, 03/31/29 (Call 03/31/24)(b)	318	23,303
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/24)(b)	230	147,943
Belo Corp.
7.25%, 09/15/27	215	202,827
7.75%, 06/01/27	245	234,681
Block Communications Inc., 4.88%, 03/01/28
(Call 03/01/24)(b)	200	173,190
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(e)	400	328,244
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	550	446,793
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	2,188	1,800,483
4.25%, 01/15/34 (Call 01/15/28)(b)	1,468	1,123,886
4.50%, 08/15/30 (Call 02/15/25)(b)	2,125	1,792,310
4.50%, 05/01/32 (Call 05/01/26)	2,115	1,696,399
4.50%, 06/01/33 (Call 06/01/27)(b)	1,255	1,000,637
4.75%, 03/01/30 (Call 09/01/24)(b)	2,410	2,074,552
4.75%, 02/01/32 (Call 02/01/27)(b)	895	740,666
5.00%, 02/01/28 (Call 08/01/23)(b)	1,790	1,658,721
5.13%, 05/01/27 (Call 05/01/23)(b)	2,575	2,435,023
5.38%, 06/01/29 (Call 06/01/24)(b)	1,255	1,152,052
5.50%, 05/01/26 (Call 05/01/23)(b)	530	520,142
6.38%, 09/01/29 (Call 09/01/25)(b)	1,100	1,045,704
7.38%, 03/01/31 (Call 03/01/26)(b)(c)	805	788,900
Cengage Learning Inc., 9.50%, 06/15/24
(Call 05/30/23)(b)	410	410,549
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,415	1,185,996
2.30%, 02/01/32 (Call 11/01/31)	978	743,397
2.80%, 04/01/31 (Call 01/01/31)	1,355	1,092,509
3.50%, 06/01/41 (Call 12/01/40)	600	409,428
3.50%, 03/01/42 (Call 09/01/41)	565	382,104
3.70%, 04/01/51 (Call 10/01/50)	975	618,150
3.75%, 02/15/28 (Call 11/15/27)	1,558	1,448,488
3.85%, 04/01/61 (Call 10/01/60)	1,335	815,965
3.90%, 06/01/52 (Call 12/01/51)	1,722	1,121,659
3.95%, 06/30/62 (Call 12/30/61)	550	339,367
4.20%, 03/15/28 (Call 12/15/27)	1,011	957,963
4.40%, 04/01/33 (Call 01/01/33)	670	593,379
4.40%, 12/01/61 (Call 06/01/61)	1,275	854,110
4.80%, 03/01/50 (Call 09/01/49)	1,855	1,407,555
4.91%, 07/23/25 (Call 04/23/25)	4,162	4,120,630
5.05%, 03/30/29 (Call 12/30/28)	1,223	1,182,861
5.13%, 07/01/49 (Call 01/01/49)	1,480	1,155,658
5.25%, 04/01/53 (Call 10/01/52)	1,145	917,569
5.38%, 04/01/38 (Call 10/01/37)	743	643,215
5.38%, 05/01/47 (Call 11/01/46)	1,483	1,210,247
5.50%, 04/01/63 (Call 10/01/62)	990	789,000
5.75%, 04/01/48 (Call 10/01/47)	1,515	1,285,281
6.38%, 10/23/35 (Call 04/23/35)	1,803	1,781,526
6.48%, 10/23/45 (Call 04/23/45)	2,431	2,251,228
6.83%, 10/23/55 (Call 04/23/55)	657	625,359
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,504	1,216,119
1.95%, 01/15/31 (Call 10/15/30)	1,064	890,983
2.35%, 01/15/27 (Call 10/15/26)	1,162	1,085,052
2.45%, 08/15/52 (Call 02/15/52)	1,576	983,188
2.65%, 02/01/30 (Call 11/01/29)	1,619	1,449,410

Security	Par (000)	Value

Media (continued)
2.65%, 08/15/62 (Call 02/15/62)	$913	$556,912
2.80%, 01/15/51 (Call 07/15/50)	1,092	738,694
2.89%, 11/01/51 (Call 05/01/51)	3,123	2,139,036
2.94%, 11/01/56 (Call 05/01/56)	3,611	2,396,007
2.99%, 11/01/63 (Call 05/01/63)	2,124	1,378,200
3.15%, 03/01/26 (Call 12/01/25)	970	942,549
3.15%, 02/15/28 (Call 11/15/27)	940	896,046
3.20%, 07/15/36 (Call 01/15/36)	1,072	910,289
3.25%, 11/01/39 (Call 05/01/39)	1,330	1,079,601
3.30%, 02/01/27 (Call 11/01/26)	697	673,044
3.30%, 04/01/27 (Call 02/01/27)	754	726,886
3.38%, 02/15/25 (Call 11/15/24)	456	447,683
3.38%, 08/15/25 (Call 05/15/25)	1,538	1,502,764
3.40%, 04/01/30 (Call 01/01/30)	1,178	1,104,929
3.40%, 07/15/46 (Call 01/15/46)	1,072	832,290
3.45%, 02/01/50 (Call 08/01/49)	1,250	964,112
3.55%, 05/01/28 (Call 02/01/28)	540	520,900
3.75%, 04/01/40 (Call 10/01/39)	1,765	1,523,777
3.90%, 03/01/38 (Call 09/01/37)	1,160	1,045,253
3.95%, 10/15/25 (Call 08/15/25)	895	884,421
3.97%, 11/01/47 (Call 05/01/47)	1,232	1,043,627
4.00%, 08/15/47 (Call 02/15/47)	629	531,914
4.00%, 03/01/48 (Call 09/01/47)	965	815,657
4.00%, 11/01/49 (Call 05/01/49)	1,670	1,406,674
4.05%, 11/01/52 (Call 05/01/52)	769	649,005
4.15%, 10/15/28 (Call 07/15/28)	1,578	1,565,518
4.20%, 08/15/34 (Call 02/15/34)	1,137	1,093,203
4.25%, 10/15/30 (Call 07/15/30)	1,225	1,213,215
4.25%, 01/15/33	775	758,663
4.40%, 08/15/35 (Call 02/25/35)	841	824,659
4.60%, 10/15/38 (Call 04/15/38)	773	746,672
4.60%, 08/15/45 (Call 02/15/45)	573	530,392
4.65%, 02/15/33 (Call 11/15/32)	865	876,271
4.65%, 07/15/42	384	364,500
4.70%, 10/15/48 (Call 04/15/48)	1,311	1,242,422
4.75%, 03/01/44	372	350,733
4.95%, 10/15/58 (Call 04/15/58)	724	710,671
5.25%, 11/07/25	70	71,425
5.35%, 11/15/27 (Call 10/15/27)	350	364,070
5.50%, 11/15/32 (Call 08/15/32)	550	588,527
5.65%, 06/15/35	1,032	1,114,973
6.45%, 03/15/37	304	348,667
6.50%, 11/15/35	703	810,770
6.55%, 07/01/39	270	310,357
6.95%, 08/15/37	326	388,823
7.05%, 03/15/33	486	576,415
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	865	687,710
2.60%, 06/15/31 (Call 03/15/31)(b)	500	414,165
2.95%, 10/01/50 (Call 04/01/50)(b)	415	263,737
3.15%, 08/15/24 (Call 06/15/24)(b)	415	404,210
3.35%, 09/15/26 (Call 06/15/26)(b)	1,165	1,110,839
3.50%, 08/15/27 (Call 05/15/27)(b)	453	430,237
3.60%, 06/15/51 (Call 12/15/50)(b)	630	452,359
3.85%, 02/01/25 (Call 11/01/24)(b)	376	367,187
4.50%, 06/30/43 (Call 12/30/42)(b)	780	655,871
4.60%, 08/15/47 (Call 02/15/47)(b)	180	152,026
4.70%, 12/15/42(b)	416	358,043
4.80%, 02/01/35 (Call 08/01/34)(b)	635	587,712
8.38%, 03/01/39(b)	615	757,846

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	$700	$481,894
4.13%, 12/01/30 (Call 12/01/25)(b)	828	594,868
4.50%, 11/15/31 (Call 11/15/26)(b)	1,110	777,300
4.63%, 12/01/30 (Call 12/01/25)(b)	1,815	885,339
5.00%, 11/15/31 (Call 11/15/26)(b)	330	158,100
5.25%, 06/01/24	402	392,051
5.38%, 02/01/28 (Call 02/01/24)(b)	780	639,655
5.50%, 04/15/27 (Call 04/15/24)(b)	1,085	927,946
5.75%, 01/15/30 (Call 01/15/25)(b)	1,695	864,535
6.50%, 02/01/29 (Call 02/01/24)(b)	1,485	1,240,227
7.50%, 04/01/28 (Call 04/01/24)(b)(c)	722	452,889
11.25%, 05/15/28 (Call 05/15/25)(b)	760	757,363
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(b)(c)	310	235,042
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	2,700	2,369,493
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	173	167,116
3.63%, 05/15/30 (Call 02/15/30)	1,193	1,061,173
3.90%, 11/15/24 (Call 08/15/24)	170	165,335
3.95%, 06/15/25 (Call 05/15/25)	128	124,296
3.95%, 03/20/28 (Call 12/20/27)	1,040	974,438
4.00%, 09/15/55 (Call 03/15/55)	1,149	754,594
4.13%, 05/15/29 (Call 02/15/29)	652	603,367
4.65%, 05/15/50 (Call 11/15/49)	793	596,296
4.88%, 04/01/43	875	701,890
4.90%, 03/11/26 (Call 12/11/25)	332	331,764
5.00%, 09/20/37 (Call 03/20/37)	479	416,347
5.20%, 09/20/47 (Call 03/20/47)	934	761,873
5.30%, 05/15/49 (Call 11/15/48)	908	741,900
6.35%, 06/01/40	320	311,917
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	2,100	1,602,846
5.75%, 12/01/28 (Call 12/01/27)(b)	1,850	1,318,624
5.88%, 11/15/24	1,695	1,404,596
7.38%, 07/01/28 (Call 07/01/23)	735	367,169
7.75%, 07/01/26	1,484	856,832
5.13%, 06/01/29	1,115	515,464
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(b)	2,575	2,434,971
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	440	411,792
3.45%, 03/01/32 (Call 12/01/31)	160	140,926
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	834	804,126
3.50%, 04/08/30 (Call 01/08/30)	545	495,132
4.71%, 01/25/29 (Call 10/25/28)	1,556	1,527,836
5.48%, 01/25/39 (Call 07/25/38)	1,277	1,209,013
5.58%, 01/25/49 (Call 07/25/48)	1,065	994,273
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	256	215,383
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	440	376,200
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(e)	400	321,776
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	985	632,084
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	630	406,980
5.88%, 07/15/26 (Call 07/15/23)(b)	575	488,681
7.00%, 05/15/27 (Call 05/15/23)(b)	549	444,470

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	$395	$389,956
5.00%, 05/13/45 (Call 11/13/44)	701	625,650
5.25%, 05/24/49 (Call 11/24/48)	481	450,784
6.13%, 01/31/46 (Call 06/30/45)	655	678,128
6.63%, 01/15/40	933	1,000,559
8.50%, 03/11/32	143	172,717
Historic TW Inc., 8.30%, 01/15/36(g)	5	5,718
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(b)	510	396,821
5.25%, 08/15/27 (Call 08/15/23)(b)	570	450,346
6.38%, 05/01/26 (Call 05/01/23)	583	501,771
8.38%, 05/01/27 (Call 05/01/23)(c)	962	629,956
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	600	513,810
6.75%, 10/15/27 (Call 10/15/23)(b)	855	814,678
Liberty Interactive LLC
8.25%, 02/01/30	350	106,750
8.50%, 07/15/29	194	59,733
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	640	568,550
8.00%, 08/01/29 (Call 08/01/24)(b)	560	484,344
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/23)(b)	208	192,544
NBCUniversal Media LLC
4.45%, 01/15/43	610	559,315
5.95%, 04/01/41	578	630,459
6.40%, 04/30/40	175	197,794
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	690	612,672
5.13%, 02/15/32 (Call 02/15/27)(b)	430	397,548
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	665	585,047
5.63%, 07/15/27 (Call 07/15/23)(b)	1,395	1,310,268
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	781	717,614
3.38%, 02/15/28 (Call 12/15/27)	597	546,476
3.70%, 06/01/28 (Call 03/01/28)	532	487,083
4.00%, 01/15/26 (Call 10/15/25)	880	852,421
4.20%, 06/01/29 (Call 03/01/29)	492	456,330
4.20%, 05/19/32 (Call 02/19/32)	745	642,078
4.38%, 03/15/43	1,134	807,272
4.60%, 01/15/45 (Call 07/15/44)	335	244,811
4.75%, 05/15/25 (Call 04/15/25)	300	297,087
4.85%, 07/01/42 (Call 01/01/42)	623	476,601
4.90%, 08/15/44 (Call 02/15/44)	593	446,576
4.95%, 01/15/31 (Call 11/15/30)	755	701,327
4.95%, 05/19/50 (Call 11/19/49)	743	560,408
5.25%, 04/01/44 (Call 10/01/43)	375	297,165
5.50%, 05/15/33	300	283,599
5.85%, 09/01/43 (Call 03/01/43)	497	426,038
5.90%, 10/15/40 (Call 04/15/40)	270	238,939
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(a)	485	374,507
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(a)	700	599,620
6.88%, 04/30/36	732	749,605
7.88%, 07/30/30	566	622,526

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	$590	$461,769
6.50%, 09/15/28 (Call 09/15/23)(b)	743	346,268
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	410	319,566
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	305	212,237
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(b)	455	328,596
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	575	453,365
5.13%, 02/15/27 (Call 08/15/23)(b)(c)	265	228,218
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	375	289,661
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	805	720,507
3.88%, 09/01/31 (Call 09/01/26)(b)	1,110	838,738
4.00%, 07/15/28 (Call 07/15/24)(b)	1,445	1,221,256
4.13%, 07/01/30 (Call 07/01/25)(b)	1,142	915,644
5.00%, 08/01/27 (Call 08/01/23)(b)	1,120	1,030,389
5.50%, 07/01/29 (Call 07/01/24)(b)	934	832,960
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	670	743,124
Sky Ltd., 3.75%, 09/16/24(b)	866	849,243
Spanish Broadcasting System Inc., 9.75%, 03/01/26
(Call 09/01/23)(b)	250	164,513
TCI Communications Inc.
7.13%, 02/15/28	745	831,494
7.88%, 02/15/26	479	519,547
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	524	466,549
4.75%, 03/15/26 (Call 03/15/24)(b)	390	372,598
5.00%, 09/15/29 (Call 09/15/24)	695	610,766
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 12/01/23)(b)	800	745,712
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,363	1,317,598
5.50%, 08/15/35	154	156,097
5.65%, 11/23/43 (Call 05/23/43)	520	501,098
5.85%, 04/15/40	335	335,285
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	973	1,098,410
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,161	882,836
5.50%, 09/01/41 (Call 03/01/41)	1,013	863,228
5.88%, 11/15/40 (Call 05/15/40)	999	888,251
6.55%, 05/01/37	1,020	992,950
6.75%, 06/15/39	920	894,139
7.30%, 07/01/38	708	733,573
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/24)(b)	450	419,099
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,110	1,033,865
2.95%, 06/15/27(c)	446	425,395
3.00%, 02/13/26	354	342,768
3.00%, 07/30/46	610	448,240
3.15%, 09/17/25	1,062	1,031,383
3.70%, 12/01/42	300	253,941
4.13%, 06/01/44	863	780,023
4.38%, 08/16/41	385	357,238
Series B, 7.00%, 03/01/32	178	208,130
Series E, 4.13%, 12/01/41	827	746,202
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	835	719,920
5.13%, 02/15/25 (Call 05/09/23)(b)	1,067	1,050,760
6.63%, 06/01/27 (Call 06/01/23)(b)	1,111	1,069,682

Security	Par (000)	Value

Media (continued)
7.38%, 06/30/30 (Call 06/30/25)(b)	$685	$657,066
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	930	803,278
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(b)	320	286,419
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	585	531,712
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	345	300,502
5.13%, 04/15/27 (Call 04/15/24)(b)	461	444,570
5.38%, 06/15/24 (Call 03/15/24)(b)	416	415,085
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	870	732,166
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	635	543,757
5.50%, 05/15/29 (Call 05/15/24)(b)	1,141	1,049,229
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	375	336,491
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	1,215	1,014,185
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	2,644	2,543,872
1.75%, 01/13/26	1,462	1,373,607
2.00%, 09/01/29 (Call 06/01/29)	1,752	1,528,480
2.20%, 01/13/28(c)	818	751,685
2.65%, 01/13/31	1,706	1,512,267
2.75%, 09/01/49 (Call 03/01/49)	1,655	1,147,875
3.35%, 03/24/25	752	739,269
3.38%, 11/15/26 (Call 08/15/26)	693	673,977
3.50%, 05/13/40 (Call 11/13/39)	1,484	1,262,008
3.60%, 01/13/51 (Call 07/13/50)	1,320	1,065,649
3.70%, 09/15/24 (Call 06/15/24)	492	485,619
3.70%, 10/15/25 (Call 07/15/25)	839	825,375
3.70%, 03/23/27	705	693,093
3.80%, 03/22/30	1,090	1,054,444
3.80%, 05/13/60 (Call 11/13/59)	510	413,253
4.63%, 03/23/40 (Call 09/23/39)	625	612,612
4.70%, 03/23/50 (Call 09/23/49)	1,000	975,070
4.75%, 09/15/44 (Call 03/15/44)	592	580,900
4.75%, 11/15/46 (Call 05/15/46)	267	258,176
4.95%, 10/15/45 (Call 04/15/45)	540	535,707
5.40%, 10/01/43	761	798,852
6.15%, 03/01/37	234	261,680
6.15%, 02/15/41	617	694,205
6.20%, 12/15/34	923	1,053,337
6.40%, 12/15/35	912	1,054,509
6.55%, 03/15/33	353	405,717
6.65%, 11/15/37	787	935,468
7.75%, 12/01/45	335	443,895
Warner Media LLC, 7.63%, 04/15/31(c)	210	229,797
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	355	288,345
6.00%, 01/15/27 (Call 01/15/24)(b)	560	531,283
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	705	606,589

		227,002,932

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/23)(b)	280	267,131
6.38%, 06/15/30 (Call 07/15/25)(b)	376	372,165
Huayi Finance I Ltd., 3.00%, 10/30/24(e)	200	191,228
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/24)	285	226,313

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	$861	$841,378
3.90%, 01/15/43 (Call 07/15/42)	65	57,054
4.38%, 06/15/45 (Call 12/15/44)	245	226,182
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)	350	317,859
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	310	286,921
4.50%, 12/15/28 (Call 09/15/28)	144	141,071
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	139	125,484
5.25%, 10/01/54 (Call 04/01/54)	235	212,200

		3,264,986

Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)	440	399,661
5.50%, 12/15/27 (Call 06/15/23)(b)	770	758,396
6.13%, 05/15/28 (Call 05/15/23)(b)(c)	422	419,818
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)	400	348,804
2.63%, 09/10/30 (Call 06/10/30)(e)	560	469,554
2.88%, 03/17/31 (Call 12/17/30)(e)	850	719,746
3.63%, 09/11/24(b)	323	315,403
3.95%, 09/10/50 (Call 03/10/50)	200	151,478
4.00%, 09/11/27(b)	938	894,364
4.50%, 03/15/28 (Call 12/15/27)(b)	550	529,573
4.75%, 04/10/27(b)	600	590,940
4.75%, 03/16/52 (Call 09/16/51)	600	507,096
4.88%, 05/14/25(b)	200	198,724
5.50%, 05/02/33 (Call 02/02/33)(b)	560	560,902
5.63%, 04/01/30 (Call 01/01/30)(e)	700	710,143
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	765	688,110
3.75%, 10/01/30 (Call 07/01/30)	529	464,250
6.50%, 04/15/40	200	197,160
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(e)	600	488,244
5.63%, 05/13/32 (Call 02/13/32)(e)	200	199,514
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(b)	580	579,635
6.13%, 02/15/28 (Call 02/15/24)(b)	599	591,057
Barrick Gold Corp., 6.45%, 10/15/35	85	93,981
Barrick International Barbados Corp., 6.35%,
10/15/36(b)	345	377,434
Barrick North America Finance LLC
5.70%, 05/30/41	422	443,125
5.75%, 05/01/43	436	460,015
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	710	762,987
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	280	255,293
4.75%, 02/28/28 (Call 01/28/28)	530	538,517
4.88%, 02/27/26	589	595,662
4.90%, 02/28/33 (Call 11/28/32)	505	517,686
5.00%, 09/30/43	1,754	1,782,029
6.42%, 03/01/26	690	722,333
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	175	165,359
Chalco Hong Kong Investment Co. Ltd.
1.55%, 07/28/24 (Call 06/28/24)(e)	200	191,530
2.10%, 07/28/26 (Call 06/28/26)(e)	600	550,326

Security	Par (000)	Value

Mining (continued)
China Hongqiao Group Ltd., 6.25%, 06/08/24(e)	$200	$194,354
Chinalco Capital Holding Co., 2.95%, 02/24/27 (Call 01/24/27)(e)	400	377,828
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(e)	1,000	921,210
4.10%, (Call 09/11/24), (5-year CMT + 5.788%)(a)(e)(f)	200	196,404
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(e)	400	348,320
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	300	247,593
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	256	256,000
6.75%, 12/01/27 (Call 12/01/23)(b)	335	323,094
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	350	301,623
5.63%, 06/15/28 (Call 06/15/23)(b)(c)	250	239,940
5.88%, 02/15/26 (Call 05/29/23)(b)	289	287,682
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(e)	1,000	897,590
3.15%, 01/14/30 (Call 10/14/29)(e)	1,000	901,650
3.15%, 01/15/51 (Call 07/15/50)(e)	600	420,972
3.63%, 08/01/27 (Call 05/01/27)(e)	800	764,904
3.70%, 01/30/50 (Call 07/30/49)(e)	1,829	1,374,420
3.75%, 01/15/31 (Call 10/15/30)(e)	600	554,922
4.25%, 07/17/42(b)	800	669,048
4.38%, 02/05/49 (Call 08/05/48)(e)	800	672,160
4.50%, 09/16/25(e)	400	395,504
4.50%, 08/01/47 (Call 02/01/47)(e)	1,250	1,069,888
4.88%, 11/04/44(e)	800	733,264
5.13%, 02/02/33 (Call 11/02/32)(b)	200	202,558
5.13%, 02/02/33 (Call 11/02/32)(e)	200	202,558
5.63%, 09/21/35(b)	200	211,580
5.63%, 10/18/43(e)	800	793,184
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(e)	375	348,750
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(e)	400	346,732
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 12/31/25 (Call 07/31/23)(b)	200	202,352
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 03/01/24)(e)	800	784,144
6.88%, 10/15/27 (Call 10/15/23)(e)	1,025	996,546
7.50%, 04/01/25 (Call 05/08/23)(e)	1,000	997,060
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	1,225	1,065,824
4.50%, 09/15/27 (Call 06/15/27)(b)	470	446,519
5.13%, 05/15/24 (Call 02/15/24)(b)	515	511,864
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	465	450,078
6.13%, 04/15/32 (Call 01/15/32)(b)	550	532,169
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(e)	600	592,548
5.32%, 04/14/32 (Call 01/14/32)(e)	1,000	964,480
6.20%, 04/14/52 (Call 10/14/51)(e)	600	555,642
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	760	717,478
4.25%, 03/01/30 (Call 03/01/25)	385	358,270
4.38%, 08/01/28 (Call 08/01/23)	581	551,787
4.55%, 11/14/24 (Call 08/14/24)	1,470	1,452,051
4.63%, 08/01/30 (Call 08/01/25)(c)	545	519,009
5.00%, 09/01/27 (Call 09/01/23)	465	463,252

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.25%, 09/01/29 (Call 09/01/24)	$790	$780,923
5.40%, 11/14/34 (Call 05/14/34)	530	521,668
5.45%, 03/15/43 (Call 09/15/42)	1,270	1,192,505
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(e)	600	457,500
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	320	307,763
6.00%, 11/15/41(b)	223	226,958
6.90%, 11/15/37(b)	495	552,182
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	408	376,278
1.63%, 04/27/26 (Call 03/27/26)(b)	345	313,633
2.50%, 09/01/30 (Call 06/01/30)(b)(c)	617	516,626
2.63%, 09/23/31 (Call 06/23/31)(b)	500	413,240
2.85%, 04/27/31 (Call 01/27/31)(b)	115	97,058
3.38%, 09/23/51 (Call 03/23/51)(b)	305	210,587
3.88%, 10/27/27 (Call 07/27/27)(b)	485	462,064
3.88%, 04/27/51 (Call 10/27/50)(b)(c)	362	277,393
4.00%, 04/16/25(b)	443	432,793
4.00%, 03/27/27 (Call 12/27/26)(b)	663	640,637
4.88%, 03/12/29 (Call 12/12/28)(b)	1,050	1,038,324
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(e)	400	398,296
6.13%, 05/15/29 (Call 02/15/29)(e)	400	409,084
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	340	340,439
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 05/29/23)(e)	480	446,986
6.13%, 04/01/29 (Call 04/01/24)(b)	285	267,778
6.13%, 04/01/29 (Call 04/01/24)(e)	110	103,353
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(e)	600	594,432
5.45%, 05/15/30 (Call 02/15/30)(e)	1,200	1,200,732
5.80%, 05/15/50 (Call 11/15/49)(e)	400	363,920
6.53%, 11/15/28(e)	500	529,540
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(e)	400	377,864
4.75%, 08/06/50 (Call 02/06/50)(e)	400	326,376
5.65%, 09/12/49 (Call 03/12/49)(e)	400	368,844
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/23)(b)	275	276,601
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	435	344,237
4.63%, 03/01/28 (Call 03/01/24)(b)	555	489,788
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	882	872,060
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(e)	600	470,880
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24), (5-year CMT + 5.209%)(a)(e)(f)	1,000	972,400
4.20%, 07/27/26(e)	1,000	982,600
4.75%, 07/30/25(e)	200	199,094
Minsur SA, 4.50%, 10/28/31(e)	400	347,916
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	285	274,301
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	419	372,864
4.70%, 05/12/31 (Call 02/12/31)(b)	745	610,408
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	1,272	1,143,032
4.20%, 05/13/50 (Call 11/13/49)(b)	461	377,868
5.75%, 11/15/41(b)	415	411,240

Security	Par (000)	Value

Mining (continued)
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	$795	$670,320
2.60%, 07/15/32 (Call 04/15/32)	375	315,116
2.80%, 10/01/29 (Call 07/01/29)	415	369,927
4.88%, 03/15/42 (Call 09/15/41)	886	849,222
5.45%, 06/09/44 (Call 12/09/43)	365	370,785
5.88%, 04/01/35	286	302,682
6.25%, 10/01/39	702	763,685
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(e)	400	378,572
6.50%, 01/18/28 (Call 10/18/27)(e)	400	390,848
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	545	499,013
3.88%, 08/15/31 (Call 08/15/26)(b)	530	443,758
4.75%, 01/30/30 (Call 01/30/25)(b)	1,175	1,063,551
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(b)(c)	310	301,026
Rio Tinto Alcan Inc.
5.75%, 06/01/35	192	205,035
6.13%, 12/15/33	291	321,375
7.25%, 03/15/31	75	87,515
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	815	568,446
5.20%, 11/02/40	681	703,412
7.13%, 07/15/28	610	689,184
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	501	453,420
4.75%, 03/22/42 (Call 09/22/41)	223	218,400
5.00%, 03/09/33 (Call 12/09/32)	465	480,196
5.13%, 03/09/53 (Call 09/09/52)	845	868,381
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(e)	400	360,136
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	195	175,560
Southern Copper Corp.
3.88%, 04/23/25	773	752,415
5.25%, 11/08/42	1,323	1,292,306
5.88%, 04/23/45	1,091	1,138,546
6.75%, 04/16/40	873	977,847
7.50%, 07/27/35	565	662,095
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(e)	400	359,160
4.50%, 11/16/29 (Call 11/16/25)(e)	400	330,016
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(b)(c)	330	304,811
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(e)	1,200	858,120
9.25%, 04/23/26 (Call 04/23/24)(c)(e)	200	132,606
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/09/23)(e)	600	385,182
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	305	245,778

		86,633,166

Multi-National — 0.0%
African Development Bank, 4.38%, 03/14/28	655	675,200
Asian Development Bank, 4.00%, 01/12/33	70	71,933
Asian Infrastructure Investment Bank (The), 3.75%, 09/14/27	20	19,935
Corp. Andina de Fomento, 1.63%, 09/23/25(c)	860	800,806
European Investment Bank, 3.88%, 03/15/28	275	277,995
Inter-American Development Bank, 3.50%, 04/12/33	290	286,044
Inter-American Investment Corp., 2.63%, 04/22/25	800	774,360

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National (continued)
International Bank for Reconstruction & Development
3.50%, 07/12/28	$455	$452,143
3.88%, 02/14/30	425	430,924
International Development Association
0.38%, 09/23/25(b)	5	4,594
0.88%, 04/28/26(b)	20	18,275

		3,812,209

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,270	1,155,128
3.25%, 02/15/29 (Call 08/15/23)	821	709,648
3.28%, 12/01/28 (Call 10/01/28)	775	672,979
3.57%, 12/01/31 (Call 09/01/31)	510	426,136
4.13%, 05/01/25 (Call 05/01/23)	1,558	1,522,478
4.25%, 04/01/28 (Call 10/01/23)	1,010	941,098
5.50%, 12/01/24 (Call 06/01/24)	1,771	1,767,600
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(b)(c)	330	254,100
7.25%, 03/15/29 (Call 03/15/24)(b)	285	210,663
Xerox Corp.
3.80%, 05/15/24	425	415,391
4.80%, 03/01/35	185	122,622
6.75%, 12/15/39	241	183,909
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	510	486,050
5.50%, 08/15/28 (Call 07/15/28)(b)	575	503,010

		9,370,812

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	250	200,430
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	346	308,397

		508,827

Oil & Gas — 1.8%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/24)(b)	545	531,451
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	183	174,024
3.00%, 01/15/25 (Call 12/15/24)(b)	195	187,955
3.75%, 01/15/30 (Call 10/15/29)(b)	372	338,319
4.00%, 01/15/31 (Call 10/15/30)(b)	170	155,208
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	385	361,084
7.63%, 02/01/29 (Call 02/01/24)(b)	468	479,176
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	455	415,629
4.25%, 01/15/44 (Call 07/15/43)	171	122,351
4.38%, 10/15/28 (Call 07/15/28)	245	230,153
4.75%, 04/15/43 (Call 10/15/42)	310	241,921
5.10%, 09/01/40 (Call 03/01/40)	991	848,851
5.25%, 02/01/42 (Call 08/01/41)	315	266,648
5.35%, 07/01/49 (Call 01/01/49)	285	223,591
6.00%, 01/15/37	335	314,347
7.38%, 08/15/47	135	129,321
7.75%, 12/15/29	175	183,649
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	350	312,358
7.00%, 11/01/26 (Call 11/01/23)(b)	430	416,631
8.25%, 12/31/28 (Call 02/01/24)(b)	280	270,791
9.00%, 11/01/27 (Call 11/01/26)(b)	150	185,463
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	234	245,782

Security	Par (000)	Value

Oil & Gas (continued)
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)	$590	$593,080
8.75%, 04/01/27 (Call 04/01/24)(b)(c)	365	375,961
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/24)(b)	305	289,750
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,075	1,045,900
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(e)	600	588,252
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,345	1,129,840
2.72%, 01/12/32 (Call 10/12/31)	750	656,145
2.77%, 11/10/50 (Call 05/10/50)	1,508	1,033,387
2.94%, 06/04/51 (Call 12/04/50)	1,993	1,399,265
3.00%, 02/24/50 (Call 08/24/49)	1,466	1,048,982
3.00%, 03/17/52 (Call 09/17/51)	675	478,237
3.02%, 01/16/27 (Call 10/16/26)	770	737,321
3.06%, 06/17/41 (Call 12/17/40)	685	533,430
3.12%, 05/04/26 (Call 02/04/26)	786	763,976
3.38%, 02/08/61 (Call 08/08/60)	1,478	1,094,385
3.41%, 02/11/26 (Call 12/11/25)	705	690,893
3.54%, 04/06/27 (Call 02/06/27)	548	535,084
3.59%, 04/14/27 (Call 01/14/27)	584	570,714
3.63%, 04/06/30 (Call 01/06/30)	1,432	1,371,054
3.80%, 09/21/25 (Call 07/21/25)	780	770,461
3.94%, 09/21/28 (Call 06/21/28)	830	820,355
4.23%, 11/06/28 (Call 08/06/28)	1,482	1,485,898
4.81%, 02/13/33 (Call 11/13/32)	1,270	1,291,907
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	1,348	1,305,241
3.72%, 11/28/28 (Call 08/28/28)	1,007	987,102
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(e)	200	193,040
Burlington Resources LLC, 7.40%, 12/01/31	117	138,646
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(b)(c)	455	459,632
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/23)(c)	250	241,093
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	570	542,566
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	430	424,371
8.25%, 07/15/25 (Call 07/15/23)	100	99,720
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)	185	178,614
9.25%, 07/15/24 (Call 07/15/23)(b)	353	354,165
11.00%, 04/15/25 (Call 04/15/24)(b)	340	349,466
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(e)	400	317,112
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	578	543,950
2.95%, 07/15/30 (Call 04/15/30)	537	471,765
3.85%, 06/01/27 (Call 03/01/27)	845	812,265
3.90%, 02/01/25 (Call 11/01/24)	675	660,643
4.95%, 06/01/47 (Call 12/01/46)	615	559,140
5.85%, 02/01/35	266	268,043
6.25%, 03/15/38	750	800,400
6.45%, 06/30/33	425	447,784
6.50%, 02/15/37	330	349,051
6.75%, 02/01/39	399	430,497
7.20%, 01/15/32	390	430,942
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	265	220,504
3.75%, 02/15/52 (Call 08/15/51)	305	221,366

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.25%, 04/15/27 (Call 01/15/27)	$110	$107,459
5.25%, 06/15/37 (Call 12/15/36)	505	485,451
5.40%, 06/15/47 (Call 12/15/46)	679	631,762
6.75%, 11/15/39	935	1,015,335
6.80%, 09/15/37	610	655,841
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 04/01/24)(b)	250	247,073
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(b)	380	375,109
5.88%, 02/01/29 (Call 02/05/24)(b)	390	372,068
6.75%, 04/15/29 (Call 04/15/24)(b)	665	658,210
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	805	761,127
2.00%, 05/11/27 (Call 03/11/27)	1,270	1,178,382
2.24%, 05/11/30 (Call 02/11/30)	1,391	1,239,993
2.95%, 05/16/26 (Call 02/16/26)	1,327	1,287,787
3.08%, 05/11/50 (Call 11/11/49)	740	572,930
3.33%, 11/17/25 (Call 08/17/25)	620	607,774
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,630	1,500,953
1.02%, 08/12/27 (Call 06/12/27)	625	554,369
2.34%, 08/12/50 (Call 02/12/50)	1,118	729,998
3.25%, 10/15/29 (Call 07/15/29)	423	402,222
3.85%, 01/15/28 (Call 10/15/27)	1,014	1,012,976
3.90%, 11/15/24 (Call 08/15/24)	350	347,830
5.25%, 11/15/43 (Call 05/15/43)	180	188,026
6.00%, 03/01/41 (Call 09/01/40)	60	67,652
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	316	298,465
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	10	10,457
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	400	421,908
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(c)	900	831,456
3.30%, 09/30/49 (Call 03/30/49)	400	289,268
4.25%, 05/09/43	400	350,704
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	190,496
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	420	362,733
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,400	1,366,106
4.38%, 05/02/28	800	804,328
CNOOC Petroleum North America ULC
5.88%, 03/10/35	835	890,845
6.40%, 05/15/37	940	1,048,655
7.50%, 07/30/39	515	632,085
7.88%, 03/15/32	1,010	1,234,058
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	200	221,278
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	395	365,434
7.25%, 03/14/27 (Call 03/14/24)(b)	283	281,410
7.38%, 01/15/31 (Call 01/15/26)(b)	385	371,498
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(b)	510	481,578
7.75%, 02/15/26 (Call 02/15/24)(b)	210	212,266
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	730	627,866
6.75%, 03/01/29 (Call 03/01/24)(b)	875	792,015
Conoco Funding Co., 7.25%, 10/15/31	10	11,683
ConocoPhillips Co.
2.40%, 03/07/25 (Call 05/09/23)	238	228,625
3.35%, 11/15/24 (Call 08/15/24)	168	164,650

Security	Par (000)	Value

Oil & Gas (continued)
3.76%, 03/15/42 (Call 09/15/41)	$2,204	$1,893,082
3.80%, 03/15/52 (Call 09/15/51)	465	390,628
4.03%, 03/15/62 (Call 09/15/61)	1,886	1,592,727
4.30%, 11/15/44 (Call 05/15/44)	708	644,330
5.90%, 10/15/32	875	970,515
5.90%, 05/15/38	225	246,933
5.95%, 03/15/46 (Call 09/15/45)	60	66,815
6.50%, 02/01/39	265	311,107
6.95%, 04/15/29	605	683,027
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	555	497,974
2.88%, 04/01/32 (Call 01/01/32)(b)	495	388,917
3.80%, 06/01/24 (Call 03/01/24)	1,010	990,800
4.38%, 01/15/28 (Call 10/15/27)	734	697,902
4.90%, 06/01/44 (Call 12/01/43)	609	473,528
5.75%, 01/15/31 (Call 07/15/30)(b)	1,165	1,135,374
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/24)(e)	200	200,420
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(e)	800	720,312
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	790	760,059
4.38%, 03/15/29 (Call 12/15/28)	377	361,773
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(b)	340	339,174
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	320	302,762
5.63%, 10/15/25 (Call 10/15/23)(b)	1,056	1,042,927
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(b)	375	362,869
5.75%, 02/15/28 (Call 02/15/24)(b)(c)	300	267,798
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	806	772,301
4.75%, 05/15/42 (Call 11/15/41)	693	607,997
5.00%, 06/15/45 (Call 12/15/44)	830	744,551
5.25%, 09/15/24 (Call 06/15/24)	222	222,630
5.25%, 10/15/27 (Call 10/15/23)	777	777,319
5.60%, 07/15/41 (Call 01/15/41)	957	931,305
5.85%, 12/15/25 (Call 09/15/25)	934	950,569
5.88%, 06/15/28 (Call 06/15/23)	209	211,213
7.88%, 09/30/31	94	109,120
7.95%, 04/15/32	215	255,024
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	543	474,821
3.25%, 12/01/26 (Call 10/01/26)	1,028	986,500
3.50%, 12/01/29 (Call 09/01/29)	914	846,218
4.25%, 03/15/52 (Call 09/15/51)	562	443,469
4.40%, 03/24/51 (Call 09/24/50)	563	460,264
6.25%, 03/15/33 (Call 12/15/32)	865	922,358
6.25%, 03/15/53 (Call 09/15/52)	495	517,686
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(b)	430	419,650
Ecopetrol SA
4.13%, 01/16/25	750	719,295
4.63%, 11/02/31 (Call 08/02/31)	1,050	786,618
5.38%, 06/26/26 (Call 03/26/26)	1,390	1,316,274
5.88%, 05/28/45	1,100	724,141
5.88%, 11/02/51 (Call 05/02/51)(c)	900	573,021
6.88%, 04/29/30 (Call 01/29/30)	1,400	1,253,994
7.38%, 09/18/43	540	434,560
8.88%, 01/13/33 (Call 10/13/32)	1,600	1,550,896

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(e)	$600	$506,088
3.75%, 08/05/26 (Call 05/05/26)(e)	600	566,646
4.38%, 10/30/24(e)	200	194,350
4.50%, 09/14/47 (Call 03/14/47)(e)	450	348,408
5.25%, 11/06/29 (Call 08/06/29)(c)(e)	600	583,704
6.15%, 05/10/33 (Call 02/10/33)	400	401,980
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	550	489,962
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(b)	720	716,659
Energean Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(b)(e)	475	437,926
5.38%, 03/30/28 (Call 09/30/27)(b)(e)	668	595,863
5.88%, 03/30/31 (Call 09/30/30)(b)(e)	385	335,143
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/24)(b)	192	198,964
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	560	537,247
5.70%, 10/01/40(b)	390	367,115
Series X-R, 4.75%, 09/12/28(b)	1,345	1,336,446
Eni USA Inc., 7.30%, 11/15/27	763	838,774
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(b)	200	189,500
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	423	411,232
3.90%, 04/01/35 (Call 10/01/34)	743	689,497
4.15%, 01/15/26 (Call 10/15/25)	895	888,708
4.38%, 04/15/30 (Call 01/15/30)	594	596,026
4.95%, 04/15/50 (Call 10/15/49)	537	540,893
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)(c)	650	603,882
3.63%, 05/15/31 (Call 11/15/30)(b)(c)	540	471,463
3.90%, 10/01/27 (Call 07/01/27)	1,250	1,182,175
5.00%, 01/15/29 (Call 07/15/28)	325	311,168
5.68%, 10/01/25 (Call 10/04/23)	360	358,715
5.70%, 04/01/28 (Call 03/01/28)	150	151,025
6.13%, 02/01/25 (Call 01/01/25)	1,560	1,567,504
7.00%, 02/01/30 (Call 11/01/29)	675	712,881
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,730	1,616,996
2.38%, 05/22/30 (Call 02/22/30)	1,446	1,285,002
2.88%, 04/06/25 (Call 03/06/25)	1,818	1,762,987
3.00%, 04/06/27 (Call 02/06/27)	781	745,144
3.13%, 04/06/30 (Call 01/06/30)	965	904,456
3.25%, 11/10/24	1,312	1,290,300
3.25%, 11/18/49 (Call 05/18/49)	751	582,558
3.63%, 09/10/28 (Call 06/10/28)	1,043	1,021,911
3.63%, 04/06/40 (Call 10/06/39)	515	446,124
3.70%, 04/06/50 (Call 10/06/49)	850	716,031
3.95%, 05/15/43	696	624,639
4.25%, 11/23/41	252	235,464
4.80%, 11/08/43	499	492,343
5.10%, 08/17/40	604	623,721
6.50%, 12/01/28(b)	475	527,445
7.25%, 09/23/27	324	359,634
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,077	1,043,225
2.28%, 08/16/26 (Call 06/16/26)	951	901,367
2.44%, 08/16/29 (Call 05/16/29)	795	727,791
2.61%, 10/15/30 (Call 07/15/30)	1,252	1,129,905
2.71%, 03/06/25 (Call 12/06/24)	1,674	1,625,454

Security	Par (000)	Value

Oil & Gas (continued)
2.99%, 03/19/25 (Call 02/19/25)	$1,829	$1,781,446
3.00%, 08/16/39 (Call 02/16/39)	490	395,974
3.04%, 03/01/26 (Call 12/01/25)	1,202	1,169,738
3.10%, 08/16/49 (Call 02/16/49)	1,146	862,904
3.29%, 03/19/27 (Call 01/19/27)	1,025	1,003,711
3.45%, 04/15/51 (Call 10/15/50)	1,386	1,109,451
3.48%, 03/19/30 (Call 12/19/29)	1,871	1,794,963
3.57%, 03/06/45 (Call 09/06/44)	535	447,463
4.11%, 03/01/46 (Call 09/01/45)	1,845	1,656,220
4.23%, 03/19/40 (Call 09/19/39)	1,928	1,816,060
4.33%, 03/19/50 (Call 09/19/49)	2,107	1,960,858
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(e)	400	332,800
Global Marine Inc., 7.00%, 06/01/28	200	161,402
GS Caltex Corp.
1.63%, 07/27/25(e)	600	553,134
4.50%, 01/05/26	200	196,168
Guara Norte Sarl, 5.20%, 06/15/34(e)	592	503,244
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(c)	400	402,004
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	391	356,052
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	350	291,701
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29 (Call 08/12/25)(e)	400	417,296
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	685	671,752
4.30%, 04/01/27 (Call 01/01/27)	875	858,734
5.60%, 02/15/41	1,187	1,155,521
5.80%, 04/01/47 (Call 10/01/46)(c)	500	494,215
6.00%, 01/15/40	447	454,809
7.13%, 03/15/33	450	505,188
7.30%, 08/15/31	305	342,887
7.88%, 10/01/29	229	259,418
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	590	535,956
5.88%, 04/01/26 (Call 01/01/26)	706	715,630
HighPeak Energy Inc., 10.63%, 11/15/24 (Call 11/15/23)(b)	250	245,870
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	530	494,972
6.00%, 04/15/30 (Call 04/15/25)(b)	330	307,646
6.00%, 02/01/31 (Call 02/01/26)(b)	415	384,053
6.25%, 11/01/28 (Call 11/01/23)(b)	475	454,812
6.25%, 04/15/32 (Call 04/15/27)(b)	325	304,320
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(e)	400	382,184
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(e)	437	417,501
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	430	411,574
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	460	442,382
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(e)	600	463,968
4.75%, 04/19/27(e)	800	761,304
5.38%, 04/24/30(e)	1,000	917,580
5.75%, 04/19/47(e)	1,200	953,016
6.38%, 10/24/48(e)	800	677,720
Korea National Oil Corp.
2.63%, 04/14/26(c)(e)	800	752,416
3.25%, 10/01/25(e)	400	385,304

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/24)(e)	$600	$534,420
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(e)	200	195,622
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	270	238,221
9.50%, 01/15/25 (Call 01/15/24)	465	467,678
10.13%, 01/15/28 (Call 01/15/24)	300	300,813
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)(e)	495	481,274
6.50%, 06/30/27 (Call 12/30/26)(b)(e)	400	371,122
6.75%, 06/30/30 (Call 12/30/29)(b)(e)	410	380,320
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 05/15/31)(b)	338	287,885
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(b)	346	336,046
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	1,110	1,083,970
5.20%, 06/01/45 (Call 12/01/44)	421	364,207
6.60%, 10/01/37	820	844,157
6.80%, 03/15/32	552	587,334
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	960	940,637
3.80%, 04/01/28 (Call 01/01/28)	455	436,591
4.50%, 04/01/48 (Call 10/01/47)	782	635,625
4.70%, 05/01/25 (Call 04/01/25)	962	956,247
4.75%, 09/15/44 (Call 03/15/44)	730	632,545
5.00%, 09/15/54 (Call 03/15/54)	495	425,571
5.13%, 12/15/26 (Call 09/15/26)	626	634,219
6.50%, 03/01/41 (Call 09/01/40)	725	766,557
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/23)	721	708,620
6.88%, 04/15/28 (Call 04/15/25)(b)	370	372,764
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(e)	1,353	1,040,036
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(e)	600	547,968
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(e)	400	384,896
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	470	451,308
7.13%, 02/01/27 (Call 02/01/24)(b)	605	619,931
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(b)	495	464,513
10.50%, 05/15/27 (Call 05/15/23)(b)	405	394,539
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	780	845,988
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/23)	186	184,724
5.88%, 12/01/27 (Call 12/01/23)	380	373,225
6.13%, 12/01/42 (Call 06/01/42)	280	239,929
6.38%, 07/15/28 (Call 07/15/24)	335	333,355
7.05%, 05/01/29	170	173,267
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	450	437,931
7.38%, 05/15/27 (Call 05/15/24)(b)	520	504,421
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/23)(b)	415	391,387
7.50%, 01/15/28 (Call 01/15/24)(b)	295	269,099
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.63%, 11/08/26(d)(e)(j)	400	86,036
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(b)	645	637,383
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)	450	460,750

Security	Par (000)	Value

Oil & Gas (continued)
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(e)	$400	$383,976
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	561	555,390
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	335	333,700
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	25	24,288
3.00%, 02/15/27 (Call 11/15/26)	10	9,153
3.20%, 08/15/26 (Call 06/15/26)	5	4,665
3.40%, 04/15/26 (Call 01/15/26)	80	75,867
3.50%, 08/15/29 (Call 05/15/29)	350	318,003
4.10%, 02/15/47 (Call 08/15/46)	305	238,260
4.20%, 03/15/48 (Call 09/15/47)	230	179,777
4.30%, 08/15/39 (Call 02/15/39)	205	167,983
4.40%, 04/15/46 (Call 10/15/45)	300	241,911
4.40%, 08/15/49 (Call 02/15/49)	230	180,980
4.50%, 07/15/44 (Call 01/15/44)(c)	150	121,358
4.63%, 06/15/45 (Call 12/15/44)	220	180,336
5.50%, 12/01/25 (Call 09/01/25)	575	576,673
5.55%, 03/15/26 (Call 12/15/25)	810	816,715
5.88%, 09/01/25 (Call 06/01/25)	735	745,047
6.13%, 01/01/31 (Call 07/01/30)	785	821,714
6.20%, 03/15/40	560	575,971
6.38%, 09/01/28 (Call 03/01/28)	526	548,923
6.45%, 09/15/36	1,260	1,341,862
6.60%, 03/15/46 (Call 09/15/45)	810	864,181
6.63%, 09/01/30 (Call 03/01/30)	1,075	1,146,509
6.95%, 07/01/24	201	204,518
7.15%, 05/15/28(c)	250	264,130
7.50%, 05/01/31	638	711,485
7.88%, 09/15/31	365	414,552
7.95%, 06/15/39	253	290,937
8.50%, 07/15/27 (Call 01/15/27)	437	481,120
8.88%, 07/15/30 (Call 01/15/30)	746	876,184
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(e)	200	180,732
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(e)	800	819,864
7.63%, 11/07/24(e)	600	609,978
8.38%, 11/07/28(e)	400	421,620
Oil India International Pte Ltd., 4.00%, 04/21/27(e)	415	397,873
Oil India Ltd., 5.13%, 02/04/29(e)	400	399,400
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(e)	1,000	953,070
OQ SAOC, 5.13%, 05/06/28(e)	600	576,354
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	485	486,722
Ovintiv Inc.
6.50%, 08/15/34	641	656,820
6.50%, 02/01/38	374	374,845
6.63%, 08/15/37	358	363,807
7.20%, 11/01/31	310	331,951
7.38%, 11/01/31	296	322,021
8.13%, 09/15/30	575	642,775
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	560	490,498
4.63%, 05/01/30 (Call 05/01/25)(b)	571	498,923
5.88%, 07/15/27 (Call 07/15/23)(b)	385	375,594
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	450	403,906
5.15%, 11/15/29 (Call 08/15/29)	314	280,016

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	$600	$552,450
7.25%, 06/15/25 (Call 06/15/23)	485	483,249
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/23)	580	564,265
6.13%, 09/15/24 (Call 05/30/23)	205	204,137
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(b)	235	252,122
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 05/30/23)(b)	210	200,647
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(e)	800	728,672
2.30%, 02/09/31 (Call 11/09/30)(e)	800	667,656
3.10%, 01/21/30 (Call 10/21/29)(e)	400	359,764
3.10%, 08/27/30 (Call 05/25/30)(c)(e)	400	357,116
3.65%, 07/30/29(c)(e)	600	563,856
4.15%, 02/25/60 (Call 08/25/59)(e)	600	448,836
4.18%, 01/21/50 (Call 07/21/49)(c)(e)	1,000	791,830
4.70%, 07/30/49(e)	1,100	936,837
5.63%, 05/20/43(e)	800	765,536
6.00%, 05/03/42(e)	628	626,518
6.45%, 05/30/44(e)	1,000	1,041,550
6.50%, 05/27/41(e)	400	417,616
6.50%, 11/07/48(e)	400	416,668
Petrobras Global Finance BV
5.09%, 01/15/30	670	630,959
5.50%, 06/10/51 (Call 12/10/50)	550	436,260
5.60%, 01/03/31 (Call 10/03/30)(c)	1,320	1,264,481
6.00%, 01/27/28	615	614,785
6.75%, 01/27/41	500	476,830
6.85%, (f)	1,050	915,904
6.88%, 01/20/40(c)	438	424,974
6.90%, 03/19/49	550	506,143
7.25%, 03/17/44(c)	600	595,194
7.38%, 01/17/27(c)	1,200	1,251,732
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	450	317,214
Petroleos del Peru SA
4.75%, 06/19/32(e)	800	596,240
5.63%, 06/19/47(e)	1,400	888,244
Petroleos Mexicanos
4.25%, 01/15/25(c)	244	232,327
4.50%, 01/23/26	1,244	1,133,471
5.35%, 02/12/28	1,537	1,276,755
5.50%, 06/27/44(c)	450	254,543
5.63%, 01/23/46	450	253,197
5.95%, 01/28/31 (Call 10/28/30)(c)	2,839	2,100,803
6.35%, 02/12/48	1,100	649,099
6.38%, 01/23/45(c)	1,025	616,004
6.49%, 01/23/27 (Call 11/23/26)	1,400	1,255,226
6.50%, 03/13/27	2,895	2,599,739
6.50%, 01/23/29	1,025	866,166
6.50%, 06/02/41	1,214	774,459
6.63%, 06/15/35	2,100	1,466,934
6.70%, 02/16/32 (Call 11/16/31)	4,900	3,775,940
6.75%, 09/21/47	4,050	2,495,529
6.84%, 01/23/30 (Call 10/23/29)	1,650	1,332,771
6.88%, 10/16/25 (Call 09/16/25)	550	541,590
6.88%, 08/04/26(c)	1,700	1,606,602
6.95%, 01/28/60 (Call 07/28/59)	2,764	1,690,490
7.69%, 01/23/50 (Call 07/23/49)	6,046	4,048,643

Security	Par (000)	Value

Oil & Gas (continued)
8.75%, 06/02/29 (Call 04/02/29)	$1,300	$1,194,843
10.00%, 02/07/33 (Call 11/07/32)(b)	1,400	1,300,082
Petroliam Nasional Bhd, 7.63%, 10/15/26(e)	415	455,334
Petron Corp., 5.95%, (Call 04/19/26),
(5-year CMT + 7.574%)(a)(e)(f)	400	353,876
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(e)	600	515,358
3.40%, 04/28/61 (Call 10/28/60)(e)	1,400	1,025,360
3.50%, 03/18/25(e)	800	784,136
3.50%, 04/21/30 (Call 01/21/30)(e)	2,700	2,549,529
4.50%, 03/18/45(e)	1,100	1,036,123
4.55%, 04/21/50 (Call 10/21/49)(e)	1,850	1,735,022
4.80%, 04/21/60 (Call 10/21/59)(e)	600	580,956
Petrons Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(e)	400	363,944
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(e)	400	369,812
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	491	448,725
2.15%, 12/15/30 (Call 09/15/30)	522	436,439
3.15%, 12/15/29 (Call 09/15/29)(b)	514	463,541
3.30%, 03/15/52 (Call 09/15/51)	765	540,541
3.55%, 10/01/26 (Call 07/01/26)(b)	796	762,425
3.75%, 03/01/28 (Call 12/01/27)(b)	772	736,750
3.85%, 04/09/25 (Call 03/09/25)	1,045	1,024,403
3.90%, 03/15/28 (Call 12/15/27)	1,071	1,037,371
4.65%, 11/15/34 (Call 05/15/34)	410	396,708
4.68%, 02/15/45 (Call 08/15/44)(b)	348	309,908
4.88%, 11/15/44 (Call 05/15/44)	1,613	1,518,156
4.90%, 10/01/46 (Call 04/01/46)(b)	420	381,238
4.95%, 12/01/27 (Call 11/01/27)	480	484,416
5.30%, 06/30/33 (Call 03/30/33)	430	435,900
5.88%, 05/01/42	724	767,078
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	1,105	1,008,125
1.90%, 08/15/30 (Call 05/15/30)	1,020	846,549
2.15%, 01/15/31 (Call 10/15/30)	559	468,012
5.10%, 03/29/26	785	793,274
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	295	270,595
7.13%, 01/15/26 (Call 11/15/23)(b)	220	215,013
PTTEP Canada International Finance Ltd., 6.35%, 06/12/42(b)(c)	200	211,988
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(e)	200	185,432
2.99%, 01/15/30 (Call 07/15/29)(e)	200	181,066
3.90%, 12/06/59(e)	400	291,776
Puma International Financing SA
5.00%, 01/24/26 (Call 05/09/23)(b)	900	810,693
5.13%, 10/06/24 (Call 05/09/23)(b)	200	191,676
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(e)	1,200	1,089,756
2.25%, 07/12/31 (Call 04/12/31)(e)	2,000	1,725,660
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(e)	3,000	2,359,560
3.30%, 07/12/51 (Call 01/12/51)(e)	3,000	2,260,440
Raizen Fuels Finance SA, 5.30%, 01/20/27(e)	600	595,356
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)(c)	315	289,709
4.88%, 05/15/25 (Call 02/15/25)	475	468,991
8.25%, 01/15/29 (Call 01/15/24)	520	542,563

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	$963	$982,590
6.33%, 09/30/27(b)	183	188,357
Reliance Industries Ltd.
2.88%, 01/12/32(e)	1,140	954,989
3.63%, 01/12/52(e)	1,250	890,525
3.67%, 11/30/27(e)	850	807,848
3.75%, 01/12/62(e)	250	175,065
4.13%, 01/28/25(e)	650	640,666
4.88%, 02/10/45(e)	750	676,417
6.25%, 10/19/40(e)	250	266,533
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	605	547,144
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(e)	800	764,304
1.60%, 06/17/26 (Call 05/17/26)(e)	1,400	1,287,776
2.69%, 06/17/31 (Call 03/17/31)(e)	2,400	2,142,432
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	525	443,215
5.25%, 03/13/29 (Call 12/13/28)(e)	400	385,996
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(e)	800	743,584
2.25%, 11/24/30 (Call 08/24/30)(e)	1,600	1,367,504
3.25%, 11/24/50 (Call 05/24/50)(e)	2,000	1,436,660
3.50%, 04/16/29(e)	2,000	1,893,920
3.50%, 11/24/70 (Call 05/24/70)(e)	1,600	1,092,144
4.25%, 04/16/39(e)	2,400	2,205,048
4.38%, 04/16/49(e)	1,900	1,675,382
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/24)(e)	400	320,016
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/24)(e)	626	571,331
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	969	934,668
2.38%, 11/07/29 (Call 08/07/29)	782	699,390
2.50%, 09/12/26	746	708,983
2.75%, 04/06/30 (Call 01/06/30)	1,223	1,118,654
2.88%, 05/10/26	1,655	1,598,085
2.88%, 11/26/41 (Call 05/26/41)	650	501,267
3.00%, 11/26/51 (Call 05/26/51)	1,210	875,011
3.13%, 11/07/49 (Call 05/07/49)	832	622,752
3.25%, 05/11/25	1,365	1,334,124
3.25%, 04/06/50 (Call 10/06/49)	1,093	837,621
3.63%, 08/21/42	980	826,757
3.75%, 09/12/46	1,189	1,000,662
3.88%, 11/13/28 (Call 08/23/28)	665	657,778
4.00%, 05/10/46	1,681	1,468,404
4.13%, 05/11/35	1,542	1,481,723
4.38%, 05/11/45	1,464	1,360,788
4.55%, 08/12/43	856	812,532
5.50%, 03/25/40	993	1,059,203
6.38%, 12/15/38	2,078	2,416,610
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(e)	400	296,172
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(e)	650	581,405
Sinopec Group Development Ltd., 3.10%, 01/08/51 (Call 07/08/50)(e)	800	578,496
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(e)	600	632,028

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(e)	$1,200	$1,165,092
4.10%, 04/28/45(e)	600	531,792
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(e)	800	752,368
3.50%, 05/03/26(e)	200	193,574
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(e)	225	216,151
3.63%, 04/12/27(e)	200	195,552
4.25%, 04/12/47(e)	200	180,668
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(e)	1,600	1,471,872
2.15%, 05/13/25 (Call 04/13/25)(e)	700	664,181
2.30%, 01/08/31 (Call 10/08/30)(e)	2,100	1,833,090
2.50%, 08/08/24 (Call 07/08/24)(e)	400	388,660
2.50%, 11/12/24 (Call 10/12/24)(e)	400	386,428
2.70%, 05/13/30 (Call 02/13/30)(e)	3,400	3,077,204
2.95%, 08/08/29 (Call 05/08/29)(e)	600	557,700
2.95%, 11/12/29 (Call 08/12/29)(e)	1,265	1,170,327
3.35%, 05/13/50 (Call 11/13/49)(e)	200	152,884
3.44%, 11/12/49 (Call 05/11/49)(e)	200	156,198
3.68%, 08/08/49 (Call 02/08/49)(e)	600	489,960
4.13%, 09/12/25(e)	600	591,810
4.25%, 09/12/28(e)	400	399,760
4.60%, 09/12/48(e)	200	189,748
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46	200	180,772
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/23)	230	224,924
6.50%, 07/15/28 (Call 07/15/24)	265	251,191
6.63%, 01/15/27 (Call 01/15/24)	257	249,308
6.75%, 09/15/26 (Call 09/15/23)	521	513,195
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	790	698,020
5.38%, 02/01/29 (Call 02/01/24)	400	378,048
5.38%, 03/15/30 (Call 03/15/25)	990	922,373
5.70%, 01/23/25 (Call 10/23/24)	295	295,059
8.38%, 09/15/28 (Call 09/15/23)	325	340,077
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	385	328,313
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(c)	511	389,152
4.00%, 11/15/47 (Call 05/15/47)	561	450,090
5.95%, 12/01/34	274	284,437
6.50%, 06/15/38	805	865,955
6.80%, 05/15/38	1,150	1,267,231
6.85%, 06/01/39	465	511,281
7.15%, 02/01/32	390	432,787
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	595	540,319
4.50%, 04/30/30 (Call 04/30/25)	563	503,941
5.88%, 03/15/28 (Call 03/15/24)	405	397,431
6.00%, 04/15/27 (Call 04/15/24)	405	402,967
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	375	395,513
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(b)	450	431,635
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	355	325,606
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(e)	800	716,832
3.25%, 08/15/30 (Call 02/15/30)(e)	500	378,015

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.00%, 08/15/26(e)	$800	$713,336
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(c)(e)	1,200	988,020
3.50%, 10/17/49(e)	400	256,336
3.75%, 06/18/50(c)(e)	600	400,602
5.38%, 11/20/48(e)	400	341,996
Tosco Corp., 8.13%, 02/15/30	110	131,258
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,306	1,263,150
2.83%, 01/10/30 (Call 10/10/29)	1,485	1,357,943
2.99%, 06/29/41 (Call 12/29/40)	1,010	793,345
3.13%, 05/29/50 (Call 11/29/49)	1,272	949,357
3.39%, 06/29/60 (Call 12/29/59)	633	477,782
3.46%, 02/19/29 (Call 11/19/28)	1,220	1,167,967
3.46%, 07/12/49 (Call 01/12/49)	1,001	797,507
TotalEnergies Capital SA, 3.88%, 10/11/28	986	973,290
Transocean Inc.
6.80%, 03/15/38(c)	445	302,823
7.25%, 11/01/25 (Call 11/01/23)(b)(c)	260	247,580
7.50%, 01/15/26 (Call 01/15/24)(b)	390	359,498
7.50%, 04/15/31	295	227,404
8.00%, 02/01/27 (Call 02/01/24)(b)	450	399,307
8.75%, 02/15/30 (Call 02/15/26)(b)	920	928,896
9.35%, 12/15/41(c)	185	144,455
11.50%, 01/30/27 (Call 07/30/23)(b)	504	516,020
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(b)	248	241,830
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(b)	310	316,309
Tullow Oil PLC
7.00%, 03/01/25 (Call 05/30/23)(e)	400	246,920
10.25%, 05/15/26 (Call 05/15/23)(e)	1,161	907,530
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(e)	400	381,084
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	616	559,556
2.80%, 12/01/31 (Call 09/01/31)	480	405,686
3.40%, 09/15/26 (Call 06/15/26)	120	115,580
3.65%, 12/01/51 (Call 06/01/51)	710	506,450
4.00%, 06/01/52 (Call 12/01/51)	305	233,975
4.35%, 06/01/28 (Call 03/01/28)	303	298,467
4.90%, 03/15/45	889	806,928
6.63%, 06/15/37	1,538	1,686,878
7.50%, 04/15/32	515	592,147
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	350	341,079
7.50%, 01/15/28 (Call 12/15/27)(b)	410	433,440
8.00%, 11/15/32 (Call 08/15/32)(b)	375	407,164
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 05/29/23)(b)(c)	407	399,454
6.88%, 05/01/30 (Call 05/01/25)(b)	305	282,891
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(b)	295	286,008
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(b)	245	247,759
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	698	679,782
3.70%, 09/15/26 (Call 06/15/26)(b)	200	192,672
3.70%, 03/15/28 (Call 12/15/27)(b)	10	9,400
4.50%, 03/04/29 (Call 12/04/28)(b)	738	715,284
YPF SA
6.95%, 07/21/27(e)	523	379,766

Security	Par (000)	Value

Oil & Gas (continued)
7.00%, 12/15/47 (Call 06/15/47)(e)	$800	$496,408
8.50%, 07/28/25(e)	1,076	897,061
YPF Sociedad Anonima, 9.00%, 02/12/26 (Call 11/12/25)(e)(g)	203	194,166

		395,836,046

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(b)	585	561,343
6.88%, 04/01/27 (Call 04/01/24)(b)	365	359,751
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,028	1,004,192
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	345	316,624
3.14%, 11/07/29 (Call 08/07/29)	297	269,438
3.34%, 12/15/27 (Call 09/15/27)	573	544,470
4.08%, 12/15/47 (Call 06/15/47)	1,086	891,499
4.49%, 05/01/30 (Call 02/01/30)	151	148,663
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	250	238,875
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)	400	347,104
COSL Singapore Capital Ltd.
1.88%, 06/24/25 (Call 05/24/25)(e)	200	187,560
2.50%, 06/24/30 (Call 03/24/30)(e)	800	701,464
4.50%, 07/30/25(e)	200	198,016
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/24)(b)	205	198,055
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(b)	450	448,222
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	659	590,431
3.80%, 11/15/25 (Call 08/15/25)	301	295,374
4.50%, 11/15/41 (Call 05/15/41)	375	323,944
4.75%, 08/01/43 (Call 02/01/43)	949	846,565
4.85%, 11/15/35 (Call 05/15/35)	1,102	1,077,701
5.00%, 11/15/45 (Call 05/15/45)	1,210	1,110,405
6.70%, 09/15/38	893	1,009,027
7.45%, 09/15/39	559	658,072
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 05/09/23)(b)	250	249,215
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/23)(b)	155	148,656
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	218	199,439
3.95%, 12/01/42 (Call 06/01/42)	935	695,771
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	270	265,683
6.00%, 02/01/28 (Call 11/01/27)	200	190,502
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	570	528,692
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	1,200	1,181,436
3.90%, 05/17/28 (Call 02/17/28)(b)	817	789,639
4.00%, 12/21/25 (Call 09/21/25)(b)	797	783,881
4.30%, 05/01/29 (Call 02/01/29)(b)	885	863,123
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	925	829,984
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/24)(b)	134	134,165
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	530	524,382
6.88%, 09/01/27 (Call 09/01/23)	525	510,904
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)	515	515,690

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)	$300	$300,087
8.63%, 04/30/30 (Call 10/30/24)(b)	1,140	1,161,569
11.00%, 12/01/24 (Call 12/01/23)(b)	160	164,894
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(b)(c)	200	202,146

		22,566,653

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	603	581,069
4.50%, 05/15/28 (Call 02/15/28)	207	204,315
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	641	540,408
2.69%, 05/25/31 (Call 02/25/31)	840	700,972
4.00%, 05/17/25 (Call 04/17/25)	300	292,761
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/23), (7.25% PIK)(b)(h)	630	519,750
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	565	494,042
4.00%, 09/01/29 (Call 05/15/24)(b)	760	619,005
6.00%, 06/15/27 (Call 06/15/24)(b)	550	547,519
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(b)	868	818,489
5.25%, 04/30/25 (Call 04/30/23)(b)	615	605,689
5.25%, 08/15/27 (Call 08/15/23)(b)	1,350	1,151,553
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	976	818,620
3.13%, 09/15/31 (Call 06/15/31)	640	532,083
4.88%, 03/15/26 (Call 12/15/25)	570	564,374
5.25%, 07/01/25	755	755,060
6.88%, 03/15/28 (Call 11/15/24)	540	561,168
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	1,632	1,484,141
1.65%, 01/15/27 (Call 12/15/26)	957	840,734
4.50%, 02/15/26 (Call 05/30/23)(b)	196	190,318
4.88%, 07/15/26 (Call 07/15/23)(b)	1,780	1,739,808
5.50%, 04/15/28 (Call 03/15/28)(b)	295	294,675
5.63%, 07/15/27 (Call 07/15/23)(b)	335	330,983
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	110	107,683
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(e)	525	422,977
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/24)(b)(c)	155	147,062
5.38%, 01/15/28 (Call 01/15/24)(b)	345	326,505
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	985	845,081
3.25%, 10/01/26 (Call 07/01/26)(b)	10	9,358
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	265	238,492
5.38%, 02/01/25(b)(c)	227	222,406
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	350	343,444
8.75%, 04/15/30 (Call 04/15/25)(b)	820	755,622
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)	330	320,328
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	297	285,506
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/24)	809	792,213
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	235	247,093

Security	Par (000)	Value

Packaging & Containers (continued)
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	$345	$301,916
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	200	178,864
3.50%, 03/15/28(b)	393	359,222
3.50%, 03/01/29 (Call 09/01/28)(b)(c)	325	288,038
3.75%, 02/01/30 (Call 08/01/29)(b)	295	263,777
4.13%, 08/15/24 (Call 05/15/24)	118	116,756
4.75%, 07/15/27 (Call 04/15/27)(b)	175	169,257
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/23)(b)	520	432,630
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(e)	600	479,118
5.75%, 04/03/29 (Call 01/03/29)(e)	400	391,972
7.00%, 04/03/49 (Call 10/03/48)(e)	400	391,136
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	360	332,226
6.75%, 07/15/26 (Call 07/15/23)(b)	530	525,055
8.25%, 11/01/29 (Call 11/01/24)(b)	340	295,559
9.50%, 11/01/28 (Call 11/01/25)	205	210,978
10.50%, 07/15/27 (Call 07/15/23)(b)	485	460,808
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(b)	2,010	2,039,627
9.25%, 04/15/27 (Call 10/15/24)(b)	990	939,144
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	235	215,847
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	345	341,681
6.38%, 08/15/25(b)	200	205,398
6.63%, 05/13/27 (Call 05/15/23)(b)	490	491,637
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	393	355,488
3.05%, 10/01/51 (Call 04/01/51)	300	203,067
3.40%, 12/15/27 (Call 09/15/27)	654	626,872
3.65%, 09/15/24 (Call 06/15/24)	245	240,835
4.05%, 12/15/49 (Call 06/15/49)	275	223,831
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	785	706,437
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	395	347,774
Pactiv LLC
7.95%, 12/15/25	210	210,546
8.38%, 04/15/27	170	168,201
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	595	524,159
4.00%, 12/01/27 (Call 09/01/27)(b)	394	369,060
5.00%, 04/15/29 (Call 04/15/25)(b)	235	225,739
5.13%, 12/01/24 (Call 09/01/24)(b)	330	329,525
5.50%, 09/15/25 (Call 06/15/25)(b)	400	400,832
6.13%, 02/01/28 (Call 02/01/24)(b)	575	583,930
6.88%, 07/15/33(b)	330	350,404
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	465	416,933
4.13%, 02/01/28 (Call 10/01/23)	390	364,564
Sonoco Products Co.
1.80%, 02/01/25 (Call 05/30/23)	1,670	1,571,236
2.25%, 02/01/27 (Call 01/01/27)	565	515,094
2.85%, 02/01/32 (Call 11/01/31)	710	603,386

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
3.13%, 05/01/30 (Call 02/01/30)	$560	$496,944
5.75%, 11/01/40 (Call 05/01/40)	15	15,377
Stora Enso OYJ, 7.25%, 04/15/36(b)	365	390,754
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 05/04/23)(b)	220	219,925
9.25%, 08/01/24 (Call 08/01/23)(b)	328	335,646
12.75%, 12/31/28 (Call 12/31/25)	425	435,646
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	275	246,331
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(b)	795	771,810
8.50%, 08/15/27 (Call 08/15/23)(b)(c)	470	453,935
WestRock MWV LLC
7.95%, 02/15/31	150	174,144
8.20%, 01/15/30	142	166,282
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	822	797,759
3.00%, 06/15/33 (Call 03/15/33)	389	317,817
3.38%, 09/15/27 (Call 06/15/27)	125	117,358
3.75%, 03/15/25 (Call 01/15/25)	285	277,339
3.90%, 06/01/28 (Call 03/01/28)	575	549,855
4.00%, 03/15/28 (Call 12/15/27)	365	349,747
4.20%, 06/01/32 (Call 03/01/32)	342	317,465
4.65%, 03/15/26 (Call 01/15/26)	1,070	1,056,903
4.90%, 03/15/29 (Call 12/15/28)	653	646,196

		47,157,098

Pharmaceuticals — 1.2%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	330	294,908
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,548	2,460,069
2.95%, 11/21/26 (Call 09/21/26)	1,735	1,647,504
3.20%, 05/14/26 (Call 02/14/26)	1,376	1,326,436
3.20%, 11/21/29 (Call 08/21/29)	3,723	3,440,052
3.60%, 05/14/25 (Call 02/14/25)	2,323	2,270,942
3.80%, 03/15/25 (Call 12/15/24)	1,843	1,811,982
3.85%, 06/15/24 (Call 03/15/24)	697	688,699
4.05%, 11/21/39 (Call 05/21/39)	2,899	2,563,325
4.25%, 11/14/28 (Call 08/14/28)	1,196	1,186,743
4.25%, 11/21/49 (Call 05/21/49)	4,444	3,893,300
4.30%, 05/14/36 (Call 11/14/35)	1,045	989,824
4.40%, 11/06/42	2,033	1,852,246
4.45%, 05/14/46 (Call 11/14/45)	1,635	1,476,405
4.50%, 05/14/35 (Call 11/14/34)	1,684	1,640,688
4.55%, 03/15/35 (Call 09/15/34)	817	799,492
4.63%, 10/01/42 (Call 04/01/42)	533	487,189
4.70%, 05/14/45 (Call 11/14/44)	2,033	1,905,694
4.75%, 03/15/45 (Call 09/15/44)	750	708,022
4.85%, 06/15/44 (Call 12/15/43)	670	638,858
4.88%, 11/14/48 (Call 05/14/48)	1,367	1,313,824
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	395	322,423
5.13%, 03/01/30 (Call 03/01/25)(b)	425	351,666
6.13%, 08/01/28 (Call 08/01/23)(b)	295	261,966
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	475	410,053
2.80%, 05/15/30 (Call 02/15/30)	497	438,240
3.25%, 03/01/25 (Call 12/01/24)	575	559,067
3.40%, 05/15/24 (Call 02/15/24)	705	691,866
3.45%, 12/15/27 (Call 09/15/27)	789	756,138
4.25%, 03/01/45 (Call 09/01/44)	315	266,578
4.30%, 12/15/47 (Call 06/15/47)	709	608,630

Security	Par (000)	Value

Pharmaceuticals (continued)
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/09/23)	$610	$583,648
1.20%, 05/28/26 (Call 04/28/26)	270	247,180
1.75%, 05/28/28 (Call 03/28/28)	610	543,955
2.25%, 05/28/31 (Call 02/28/31)	229	198,422
4.88%, 03/03/28 (Call 02/03/28)	1,000	1,031,920
4.88%, 03/03/33 (Call 12/03/32)	840	872,609
4.90%, 03/03/30 (Call 01/03/30)	1,075	1,109,841
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,225	1,112,079
1.38%, 08/06/30 (Call 05/06/30)	1,377	1,131,619
2.13%, 08/06/50 (Call 02/06/50)	510	322,866
3.00%, 05/28/51 (Call 11/28/50)	740	561,172
3.13%, 06/12/27 (Call 03/12/27)	810	778,467
3.38%, 11/16/25	1,539	1,504,911
4.00%, 01/17/29 (Call 10/17/28)	1,314	1,304,276
4.00%, 09/18/42	1,010	920,635
4.38%, 11/16/45	929	891,756
4.38%, 08/17/48 (Call 02/17/48)	643	610,516
6.45%, 09/15/37	1,567	1,853,291
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(b)	676	347,423
9.25%, 04/01/26 (Call 04/01/24)(b)	550	442,733
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/24)(b)	50	23,081
5.00%, 02/15/29 (Call 02/15/24)(b)	339	157,316
6.13%, 02/01/27 (Call 02/01/24)(b)(c)	670	483,881
6.25%, 02/15/29 (Call 02/15/24)(b)	450	206,649
7.00%, 01/15/28 (Call 01/15/24)(b)(c)	255	119,715
7.25%, 05/30/29 (Call 05/30/24)(b)(c)	125	60,104
9.00%, 12/15/25 (Call 12/15/23)(b)(c)	330	276,233
14.00%, 10/15/30 (Call 10/15/25)(b)	457	292,402
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	1,140	753,711
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	700	328,804
5.25%, 02/15/31 (Call 02/15/26)(b)	500	237,435
5.50%, 11/01/25 (Call 05/29/23)(b)	1,295	1,126,585
5.75%, 08/15/27 (Call 08/15/23)(b)	365	252,131
11.00%, 09/30/28(b)	1,906	1,549,121
Bayer Corp., 6.65%, 02/15/28(b)	360	381,474
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	1,169	1,143,598
3.95%, 04/15/45 (Call 10/15/44)(b)	741	567,969
4.20%, 07/15/34 (Call 01/15/34)(b)	590	541,927
4.25%, 12/15/25 (Call 10/15/25)(b)	1,112	1,089,604
4.38%, 12/15/28 (Call 09/15/28)(b)	1,382	1,341,729
4.40%, 07/15/44 (Call 01/15/44)(b)	959	791,022
4.63%, 06/25/38 (Call 12/25/37)(b)	715	654,826
4.70%, 07/15/64 (Call 01/15/64)(b)	586	484,487
4.88%, 06/25/48 (Call 12/25/47)(b)	485	437,436
5.50%, 07/30/35(b)(c)	450	451,332
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	405	395,215
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,005	830,462
2.82%, 05/20/30 (Call 02/20/30)	540	479,849
3.36%, 06/06/24 (Call 04/06/24)	647	635,865
3.70%, 06/06/27 (Call 03/06/27)	1,421	1,376,921
3.73%, 12/15/24 (Call 09/15/24)	379	371,852
3.79%, 05/20/50 (Call 11/20/49)	430	348,717
4.30%, 08/22/32 (Call 05/22/32)	465	450,641

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.67%, 06/06/47 (Call 12/06/46)	$1,205	$1,123,976
4.69%, 02/13/28 (Call 01/13/28)	840	849,358
4.69%, 12/15/44 (Call 06/15/44)	334	312,063
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	625	642,344
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,473	1,353,908
1.13%, 11/13/27 (Call 09/13/27)	810	714,242
1.45%, 11/13/30 (Call 08/13/30)	1,005	824,954
2.35%, 11/13/40 (Call 05/13/40)	1,020	735,369
2.55%, 11/13/50 (Call 05/13/50)	1,083	724,289
2.90%, 07/26/24 (Call 06/26/24)	1,421	1,391,528
2.95%, 03/15/32 (Call 12/15/31)	930	839,706
3.20%, 06/15/26 (Call 04/15/26)	1,527	1,488,046
3.25%, 02/27/27	360	351,202
3.25%, 08/01/42	808	643,887
3.40%, 07/26/29 (Call 04/26/29)	1,939	1,854,595
3.45%, 11/15/27 (Call 08/15/27)(c)	1,555	1,512,129
3.55%, 03/15/42 (Call 09/15/41)	875	746,025
3.63%, 05/15/24 (Call 02/15/24)	300	296,211
3.70%, 03/15/52 (Call 09/15/51)	1,320	1,094,056
3.90%, 02/20/28 (Call 11/20/27)	2,443	2,427,414
3.90%, 03/15/62 (Call 09/15/61)	825	682,861
4.13%, 06/15/39 (Call 12/15/38)	1,728	1,618,548
4.25%, 10/26/49 (Call 04/26/49)	1,991	1,807,350
4.35%, 11/15/47 (Call 05/15/47)	898	830,686
4.55%, 02/20/48 (Call 08/20/47)	1,043	993,301
4.63%, 05/15/44 (Call 11/15/43)	450	435,573
5.00%, 08/15/45 (Call 02/15/45)	150	153,033
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	876	855,870
3.41%, 06/15/27 (Call 03/15/27)	982	939,057
3.50%, 11/15/24 (Call 08/15/24)	450	439,506
3.75%, 09/15/25 (Call 06/15/25)	769	750,798
4.37%, 06/15/47 (Call 12/15/46)	269	224,489
4.50%, 11/15/44 (Call 05/15/44)	401	343,717
4.60%, 03/15/43	435	378,802
4.90%, 09/15/45 (Call 03/15/45)	508	456,504
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(b)	400	365,536
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	1,170	1,067,777
2.38%, 03/15/31 (Call 12/15/30)	1,025	868,759
2.40%, 03/15/30 (Call 12/15/29)	1,347	1,166,421
3.05%, 10/15/27 (Call 07/15/27)	997	940,061
3.20%, 03/15/40 (Call 09/15/39)	410	321,907
3.25%, 04/15/25 (Call 01/15/25)	620	602,045
3.40%, 03/01/27 (Call 12/01/26)	903	867,097
3.40%, 03/15/50 (Call 09/15/49)	1,410	1,038,550
3.40%, 03/15/51 (Call 09/15/50)	961	708,171
3.50%, 06/15/24 (Call 03/17/24)	1,105	1,086,734
3.88%, 10/15/47 (Call 04/15/47)	867	698,056
4.13%, 11/15/25 (Call 09/15/25)	1,656	1,635,416
4.38%, 10/15/28 (Call 07/15/28)	1,455	1,445,382
4.50%, 02/25/26 (Call 11/27/25)	1,002	999,345
4.80%, 08/15/38 (Call 02/15/38)	1,120	1,084,149
4.80%, 07/15/46 (Call 01/16/46)	1,125	1,038,442
4.90%, 12/15/48 (Call 06/15/48)	1,822	1,712,862
5.40%, 03/15/33 (Call 12/15/32)	620	644,540
6.13%, 11/15/41	780	852,914

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	$2,045	$1,793,015
1.75%, 08/21/30 (Call 05/21/30)	969	790,539
1.88%, 02/28/31 (Call 11/28/30)	1,383	1,123,964
2.13%, 09/15/31 (Call 06/15/31)	815	667,664
2.63%, 08/15/24 (Call 07/15/24)	914	887,567
2.70%, 08/21/40 (Call 02/21/40)	1,246	893,145
2.88%, 06/01/26 (Call 03/01/26)	1,231	1,174,472
3.00%, 08/15/26 (Call 06/15/26)	705	672,267
3.25%, 08/15/29 (Call 05/15/29)	1,150	1,058,655
3.38%, 08/12/24 (Call 05/12/24)	701	687,751
3.63%, 04/01/27 (Call 02/01/27)	462	447,119
3.75%, 04/01/30 (Call 01/01/30)	1,390	1,301,429
3.88%, 07/20/25 (Call 04/20/25)	1,728	1,699,194
4.10%, 03/25/25 (Call 01/25/25)	337	335,140
4.13%, 04/01/40 (Call 10/01/39)	1,394	1,192,469
4.25%, 04/01/50 (Call 10/01/49)	1,099	919,270
4.30%, 03/25/28 (Call 12/25/27)	3,384	3,342,478
4.78%, 03/25/38 (Call 09/25/37)	3,602	3,433,643
4.88%, 07/20/35 (Call 01/20/35)	711	695,194
5.00%, 02/20/26 (Call 01/20/26)	830	839,512
5.05%, 03/25/48 (Call 09/25/47)	5,518	5,146,859
5.13%, 02/21/30 (Call 12/21/29)	1,303	1,325,776
5.13%, 07/20/45 (Call 01/20/45)	1,479	1,396,945
5.25%, 02/21/33 (Call 11/21/32)	915	934,672
5.30%, 12/05/43 (Call 06/05/43)	986	962,326
5.63%, 02/21/53 (Call 08/21/52)	830	833,851
6.13%, 09/15/39	481	506,652
6.25%, 06/01/27	694	734,162
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(c)	632	614,980
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	820	555,509
2.50%, 09/15/60 (Call 03/15/60)	837	546,913
2.75%, 06/01/25 (Call 03/01/25)	625	606,537
3.10%, 05/15/27 (Call 02/15/27)	1,260	1,213,922
3.38%, 03/15/29 (Call 12/15/28)	410	393,768
3.70%, 03/01/45 (Call 09/01/44)	55	48,193
3.95%, 05/15/47 (Call 11/15/46)	555	501,198
3.95%, 03/15/49 (Call 09/15/48)	205	187,991
4.15%, 03/15/59 (Call 09/15/58)	260	237,531
4.70%, 02/27/33 (Call 11/27/32)	540	560,164
4.88%, 02/27/53 (Call 08/27/52)	550	573,936
4.95%, 02/27/63 (Call 08/27/62)	500	520,130
5.55%, 03/15/37	235	261,574
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	925	896,649
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	498	492,283
3.88%, 05/15/28	688	679,145
4.20%, 03/18/43	299	272,915
5.38%, 04/15/34	608	657,297
6.38%, 05/15/38	1,831	2,174,239
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	1,014	996,113
3.38%, 06/01/29 (Call 03/01/29)	755	721,055
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(b)	395	378,619
Hikma Finance USA LLC, 3.25%, 07/09/25(e)	400	379,724
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(b)	470	360,011

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(b)	$400	$410,956
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	1,185	1,090,390
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	993	917,095
0.95%, 09/01/27 (Call 07/01/27)	638	566,576
1.30%, 09/01/30 (Call 06/01/30)	473	397,131
2.10%, 09/01/40 (Call 03/01/40)	828	601,732
2.25%, 09/01/50 (Call 03/01/50)	786	530,353
2.45%, 03/01/26 (Call 12/01/25)	756	726,448
2.45%, 09/01/60 (Call 03/01/60)	870	577,950
2.63%, 01/15/25 (Call 11/15/24)	599	584,864
2.90%, 01/15/28 (Call 10/15/27)	839	808,125
2.95%, 03/03/27 (Call 12/03/26)	853	826,506
3.40%, 01/15/38 (Call 07/15/37)	958	868,599
3.50%, 01/15/48 (Call 07/15/47)	376	327,793
3.55%, 03/01/36 (Call 09/01/35)	1,005	938,529
3.63%, 03/03/37 (Call 09/03/36)	1,746	1,634,919
3.70%, 03/01/46 (Call 09/01/45)	1,369	1,222,763
3.75%, 03/03/47 (Call 09/03/46)	1,030	926,557
4.38%, 12/05/33 (Call 06/05/33)	1,166	1,204,000
4.50%, 09/01/40	360	359,975
4.50%, 12/05/43 (Call 06/05/43)	525	529,289
4.85%, 05/15/41	185	190,783
4.95%, 05/15/33	122	132,860
5.85%, 07/15/38	646	753,675
5.95%, 08/15/37	980	1,157,801
6.95%, 09/01/29	59	72,086
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/24)(b)	205	10,951
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/24)(b)	240	145,200
10.00%, 06/15/29 (Call 06/15/26)(b)	260	138,546
11.50%, 12/15/28 (Call 06/15/27)(b)	455	356,106
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	355	322,376
1.30%, 08/15/26 (Call 07/15/26)	911	817,832
3.95%, 02/16/28 (Call 11/16/27)	820	802,108
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,224	1,208,455
4.60%, 06/01/44 (Call 12/01/43)	375	346,522
5.90%, 11/01/39	223	238,113
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	2,111	1,931,924
1.45%, 06/24/30 (Call 03/24/30)	813	676,449
1.70%, 06/10/27 (Call 05/10/27)	960	877,037
1.90%, 12/10/28 (Call 10/10/28)	910	811,847
2.15%, 12/10/31 (Call 09/10/31)	1,280	1,092,352
2.35%, 06/24/40 (Call 12/24/39)	1,506	1,109,817
2.45%, 06/24/50 (Call 12/24/49)	1,308	884,692
2.75%, 02/10/25 (Call 11/10/24)	1,820	1,771,424
2.75%, 12/10/51 (Call 06/10/51)	750	533,175
2.90%, 12/10/61 (Call 06/10/61)	685	466,526
3.40%, 03/07/29 (Call 12/07/28)	1,366	1,319,392
3.60%, 09/15/42 (Call 03/15/42)	1,025	879,194
3.70%, 02/10/45 (Call 08/10/44)	2,142	1,869,259
3.90%, 03/07/39 (Call 09/07/38)	523	478,064
4.00%, 03/07/49 (Call 09/07/48)	469	421,134
4.15%, 05/18/43	850	794,350
6.50%, 12/01/33	800	943,464

Security	Par (000)	Value

Pharmaceuticals (continued)
6.55%, 09/15/37	$555	$663,608
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	373	411,777
5.95%, 12/01/28	165	179,662
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	954	914,390
5.20%, 04/15/48 (Call 10/15/47)	590	454,152
5.40%, 11/29/43 (Call 05/29/43)	591	485,542
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	465	444,070
2.00%, 02/14/27 (Call 12/14/26)	565	525,139
2.20%, 08/14/30 (Call 05/14/30)	791	699,521
2.75%, 08/14/50 (Call 02/14/50)	631	463,615
3.00%, 11/20/25 (Call 08/20/25)	659	639,757
3.10%, 05/17/27 (Call 02/17/27)	1,328	1,283,791
3.40%, 05/06/24	1,240	1,221,673
3.70%, 09/21/42	275	243,741
4.00%, 11/20/45 (Call 05/20/45)	1,115	1,030,260
4.40%, 05/06/44	1,688	1,657,110
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	385	344,868
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	1,600	1,472,256
5.13%, 04/30/31 (Call 04/30/26)(b)	1,458	1,297,780
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	350	340,557
4.50%, 03/31/29 (Call 03/31/24)(b)	440	353,522
6.63%, 04/01/30 (Call 04/01/25)(b)	465	404,545
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(b)	325	260,153
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	430	415,277
4.38%, 03/15/26 (Call 12/15/25)	699	674,884
4.40%, 06/15/30 (Call 03/15/30)	675	608,438
4.90%, 12/15/44 (Call 06/15/44)	225	165,562
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,077	1,004,313
1.70%, 05/28/30 (Call 02/28/30)	1,300	1,100,879
1.75%, 08/18/31 (Call 05/18/31)	583	485,791
2.55%, 05/28/40 (Call 11/28/39)	889	671,951
2.63%, 04/01/30 (Call 01/01/30)	717	649,122
2.70%, 05/28/50 (Call 11/28/49)	293	211,183
2.75%, 06/03/26	1,249	1,205,447
3.00%, 12/15/26	1,288	1,247,879
3.40%, 05/15/24	578	569,781
3.45%, 03/15/29 (Call 12/15/28)	1,032	998,904
3.60%, 09/15/28 (Call 06/15/28)	902	885,575
3.90%, 03/15/39 (Call 09/15/38)	250	228,260
4.00%, 12/15/36	542	521,014
4.00%, 03/15/49 (Call 09/15/48)	676	614,552
4.10%, 09/15/38 (Call 03/15/38)	990	937,124
4.13%, 12/15/46	845	778,583
4.20%, 09/15/48 (Call 03/15/48)	989	924,666
4.30%, 06/15/43	723	682,519
4.40%, 05/15/44	1,016	981,253
5.60%, 09/15/40	477	518,656
7.20%, 03/15/39	1,509	1,902,577
Pharmacia LLC, 6.60%, 12/01/28	218	243,504
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	275	251,727

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	$446	$377,735
5.13%, 01/15/28 (Call 01/15/24)(b)	340	329,786
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	624	613,779
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	1,489	1,419,627
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	1,203	1,022,165
3.03%, 07/09/40 (Call 01/09/40)	1,321	1,024,211
3.18%, 07/09/50 (Call 01/09/50)	1,288	922,736
3.38%, 07/09/60 (Call 01/09/60)	730	515,475
5.00%, 11/26/28 (Call 08/26/28)	1,673	1,701,993
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	1,022	937,164
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,265	2,050,459
4.10%, 10/01/46	1,295	864,102
4.75%, 05/09/27 (Call 02/09/27)	1,054	984,288
5.13%, 05/09/29 (Call 02/09/29)	415	384,850
6.75%, 03/01/28 (Call 12/01/27)	1,400	1,392,692
7.88%, 09/15/29 (Call 06/15/29)(c)	800	838,864
8.13%, 09/15/31 (Call 06/15/31)(c)	200	211,188
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,073	1,026,657
5.25%, 06/15/46 (Call 12/15/45)	960	742,819
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	987	910,626
2.30%, 06/22/27 (Call 04/22/27)	760	669,887
2.70%, 06/22/30 (Call 03/22/30)	626	509,758
3.85%, 06/22/40 (Call 12/22/39)	1,038	719,272
4.00%, 06/22/50 (Call 12/22/49)	1,534	994,630
Wyeth LLC
5.95%, 04/01/37	1,881	2,121,034
6.00%, 02/15/36	622	700,901
6.50%, 02/01/34	1,021	1,190,772
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	619	524,980
3.00%, 09/12/27 (Call 06/15/27)	748	710,428
3.00%, 05/15/50 (Call 11/15/49)	370	262,952
3.90%, 08/20/28 (Call 05/20/28)	556	544,558
3.95%, 09/12/47 (Call 03/12/47)	625	524,081
4.45%, 08/20/48 (Call 02/20/48)	360	324,954
4.50%, 11/13/25 (Call 08/13/25)	560	557,183
4.70%, 02/01/43 (Call 08/01/42)	1,179	1,107,187

		278,288,696

Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(e)	600	568,164
4.60%, 11/02/47(e)	1,600	1,506,016
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(e)	497	433,202
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(e)	500	352,980
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	606	567,561
5.75%, 03/01/27 (Call 03/01/24)(b)	585	566,251
5.75%, 01/15/28 (Call 01/15/24)(b)	410	397,421
7.88%, 05/15/26 (Call 05/15/23)(b)	365	374,640

Security	Par (000)	Value

Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(b)	$178	$175,843
7.63%, 12/15/25 (Call 12/15/23)(b)	530	535,422
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	445	390,759
3.60%, 09/01/32 (Call 06/01/32)	45	39,375
4.45%, 07/15/27 (Call 04/15/27)	520	510,983
4.80%, 05/03/29 (Call 02/03/29)	404	399,007
4.95%, 12/15/24 (Call 09/15/24)	289	286,726
5.95%, 06/01/26 (Call 03/01/26)	373	380,796
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	455	414,118
4.13%, 03/01/25 (Call 02/01/25)(b)	395	379,109
4.13%, 12/01/27 (Call 09/01/27)	335	300,830
4.35%, 10/15/24 (Call 07/15/24)	301	293,364
4.50%, 03/01/28 (Call 12/01/27)(b)	390	354,608
5.60%, 10/15/44 (Call 04/15/44)	222	161,023
5.85%, 11/15/43 (Call 05/15/43)	330	253,945
6.75%, 08/15/33	100	90,500
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	923	821,839
3.30%, 01/15/35 (Call 09/15/34)(b)	1,022	884,204
3.40%, 01/15/38 (Call 07/15/37)(b)	665	578,031
3.70%, 01/15/39 (Call 07/15/38)(b)	750	634,177
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	750	614,040
3.70%, 11/15/29 (Call 05/18/29)	851	796,000
5.13%, 06/30/27 (Call 01/01/27)	819	822,432
5.88%, 03/31/25 (Call 10/02/24)	1,242	1,251,762
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,831	1,747,635
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	910	758,594
4.00%, 03/01/31 (Call 03/01/26)	990	884,812
4.50%, 10/01/29 (Call 10/01/24)	1,195	1,124,842
CNPC Global Capital Ltd.
1.35%, 06/23/25 (Call 05/23/25)(e)	400	372,328
2.00%, 06/23/30 (Call 03/23/30)(e)	1,400	1,208,774
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	310	260,434
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	466	421,902
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	80	77,550
4.20%, 04/15/43 (Call 10/15/42)(b)	71	60,233
4.25%, 04/15/48 (Call 10/15/47)(b)	545	486,293
7.63%, 04/15/32(b)	15	17,436
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	643	624,816
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	489	484,873
5.80%, 06/01/45 (Call 12/01/44)	512	525,629
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	1,020	950,966
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(b)	430	412,581
5.75%, 04/01/25 (Call 05/30/23)	365	359,934
6.00%, 02/01/29 (Call 02/01/24)(b)	490	461,835
7.38%, 02/01/31 (Call 02/01/26)(b)	440	439,974
8.00%, 04/01/29 (Call 04/01/24)(b)	330	335,686

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	$260	$222,271
5.13%, 05/15/29 (Call 02/15/29)	390	387,059
5.38%, 07/15/25 (Call 04/15/25)	765	764,717
5.60%, 04/01/44 (Call 10/01/43)	425	408,502
5.63%, 07/15/27 (Call 04/15/27)	708	719,696
6.45%, 11/03/36(b)	450	471,488
6.75%, 09/15/37(b)	557	604,651
8.13%, 08/16/30	250	283,578
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.75%, 05/15/25 (Call 05/15/23)(c)	181	178,004
7.13%, 06/01/28 (Call 06/01/24)(b)	300	273,360
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	775	687,588
4.30%, 04/15/32 (Call 01/15/32)(b)	35	31,691
4.38%, 06/15/31 (Call 06/15/26)(b)	785	683,060
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	584	530,827
4.60%, 12/15/44 (Call 06/15/44)	410	356,220
4.80%, 11/01/43 (Call 05/01/43)	367	330,428
EIG Pearl Holdings Sarl
3.55%, 08/31/36(e)	1,000	863,440
4.39%, 11/30/46(e)	865	692,701
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	590	511,282
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	460	448,689
5.88%, 10/15/25 (Call 07/15/25)	425	433,398
7.38%, 10/15/45 (Call 04/15/45)	245	290,078
Series B, 7.50%, 04/15/38	92	107,479
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	950	860,291
2.50%, 01/15/25 (Call 12/15/24)	788	757,110
2.50%, 02/14/25	120	114,829
2.50%, 08/01/33 (Call 05/01/33)	905	731,575
3.13%, 11/15/29 (Call 08/15/29)	604	548,849
3.40%, 08/01/51 (Call 02/01/51)	565	398,794
3.50%, 06/10/24 (Call 03/10/24)	184	180,879
3.70%, 07/15/27 (Call 04/15/27)	656	630,029
4.00%, 11/15/49 (Call 05/15/49)	375	293,603
4.25%, 12/01/26 (Call 09/01/26)	668	657,800
4.50%, 06/10/44 (Call 12/10/43)	850	725,067
5.50%, 12/01/46 (Call 05/29/46)	538	524,410
5.70%, 03/08/33 (Call 12/08/32)	940	976,942
5.97%, 03/08/26 (Call 03/08/24)	75	75,305
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	540	515,360
3.75%, 05/15/30 (Call 02/15/30)	1,028	945,853
3.90%, 05/15/24 (Call 02/15/24)	845	829,908
3.90%, 07/15/26 (Call 04/15/26)	910	875,993
4.00%, 10/01/27 (Call 07/01/27)	364	349,509
4.05%, 03/15/25 (Call 12/15/24)	571	560,414
4.15%, 09/15/29 (Call 06/15/29)	457	435,631
4.20%, 04/15/27 (Call 01/15/27)	440	425,031
4.40%, 03/15/27 (Call 12/15/26)	497	484,058
4.75%, 01/15/26 (Call 10/15/25)	980	972,023
4.90%, 03/15/35 (Call 09/15/34)	530	498,900
4.95%, 05/15/28 (Call 02/15/28)	622	616,346
4.95%, 06/15/28 (Call 03/15/28)	460	457,852

Security	Par (000)	Value

Pipelines (continued)
4.95%, 01/15/43 (Call 07/15/42)	$220	$185,977
5.00%, 05/15/44 (Call 11/15/43)	537	462,980
5.00%, 05/15/50 (Call 11/15/49)	1,581	1,339,913
5.15%, 02/01/43 (Call 08/01/42)	482	420,632
5.15%, 03/15/45 (Call 09/15/44)	638	556,763
5.25%, 04/15/29 (Call 01/15/29)	887	889,741
5.30%, 04/01/44 (Call 10/01/43)	170	150,163
5.30%, 04/15/47 (Call 10/15/46)	588	515,241
5.35%, 05/15/45 (Call 11/15/44)	694	617,972
5.40%, 10/01/47 (Call 04/01/47)	1,118	994,685
5.50%, 06/01/27 (Call 03/01/27)	532	539,820
5.55%, 02/15/28 (Call 01/15/28)	830	847,571
5.75%, 02/15/33 (Call 11/15/32)	780	798,806
5.95%, 12/01/25 (Call 09/01/25)	660	671,273
5.95%, 10/01/43 (Call 04/01/43)	320	308,563
6.00%, 06/15/48 (Call 12/15/47)	900	860,400
6.05%, 06/01/41 (Call 12/01/40)	255	256,446
6.10%, 02/15/42	414	403,137
6.13%, 12/15/45 (Call 06/15/45)	822	803,028
6.25%, 04/15/49 (Call 10/15/48)	1,317	1,303,343
6.50%, 02/01/42 (Call 08/01/41)	840	870,013
6.63%, 10/15/36	382	404,427
7.50%, 07/01/38	530	598,370
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	127	125,324
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	495	478,076
5.63%, 01/15/28 (Call 07/15/27)(b)	300	295,392
6.50%, 09/01/30 (Call 03/01/30)(b)	670	677,068
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	462	446,860
4.85%, 07/15/26 (Call 04/15/26)	383	372,877
5.05%, 04/01/45 (Call 10/01/44)	330	261,644
5.45%, 06/01/47 (Call 12/01/46)	375	312,863
5.60%, 04/01/44 (Call 10/01/43)	271	225,353
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,425	1,274,007
3.13%, 07/31/29 (Call 04/30/29)	705	649,122
3.20%, 02/15/52 (Call 08/15/51)	588	414,311
3.30%, 02/15/53 (Call 08/15/52)	670	482,132
3.70%, 02/15/26 (Call 11/15/25)	99	97,251
3.70%, 01/31/51 (Call 07/31/50)	804	618,839
3.75%, 02/15/25 (Call 11/15/24)	1,067	1,053,673
3.95%, 02/15/27 (Call 11/15/26)	428	422,714
3.95%, 01/31/60 (Call 07/31/59)	777	605,570
4.15%, 10/16/28 (Call 07/16/28)	1,169	1,150,775
4.20%, 01/31/50 (Call 07/31/49)	934	781,254
4.25%, 02/15/48 (Call 08/15/47)	1,196	1,017,724
4.45%, 02/15/43 (Call 08/15/42)	980	873,121
4.80%, 02/01/49 (Call 08/01/48)	762	702,793
4.85%, 08/15/42 (Call 02/15/42)	607	565,420
4.85%, 03/15/44 (Call 09/15/43)	971	904,593
4.90%, 05/15/46 (Call 11/15/45)	965	897,209
4.95%, 10/15/54 (Call 04/15/54)	408	373,646
5.05%, 01/10/26	695	706,940
5.10%, 02/15/45 (Call 08/15/44)	585	563,010
5.35%, 01/31/33 (Call 10/31/32)	700	728,882
5.38%, 02/15/78 (Call 02/15/28), (3-mo. LIBOR US + 2.570%)(a)	1,070	876,940
5.70%, 02/15/42	351	358,069
5.95%, 02/01/41	452	479,409

114	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.13%, 10/15/39	$195	$211,318
6.45%, 09/01/40	597	654,169
7.55%, 04/15/38	337	398,526
Series D, 6.88%, 03/01/33	375	429,600
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. LIBOR US + 3.033%)(a)	295	254,750
Series H, 6.65%, 10/15/34	347	384,521
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	280	270,889
4.13%, 12/01/26 (Call 09/01/26)	370	336,208
4.50%, 01/15/29 (Call 07/15/28)(b)	585	498,291
4.75%, 01/15/31 (Call 07/15/30)(b)	829	682,773
5.50%, 07/15/28 (Call 04/15/28)	755	687,178
6.00%, 07/01/25 (Call 04/01/25)(b)	320	314,202
6.50%, 07/01/27 (Call 01/01/27)(b)	690	672,729
6.50%, 07/15/48 (Call 01/15/48)	425	322,346
7.50%, 06/01/27 (Call 06/01/24)(b)	335	333,489
7.50%, 06/01/30 (Call 12/01/29)(b)	345	334,850
Fermaca Enterprises S de Real de CV, 6.38%, 03/30/38 (Call 09/30/37)(e)	192	183,265
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	452	371,603
4.32%, 12/30/39 (Call 06/30/39)(b)	695	525,239
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	91	82,045
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39(b)	54	53,197
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	205	167,042
2.55%, 07/01/30 (Call 04/01/30)(b)	620	529,858
4.35%, 07/15/25 (Call 04/15/25)(b)	186	183,098
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(b)	350	353,588
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(e)	583	545,231
2.16%, 03/31/34(e)	1,065	923,311
2.63%, 03/31/36(e)	1,400	1,157,338
2.94%, 09/30/40(e)	1,520	1,249,820
3.25%, 09/30/40(e)	900	717,498
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/24)(c)	340	327,240
6.50%, 10/01/25 (Call 10/01/23)	415	407,173
7.75%, 02/01/28 (Call 02/01/24)	520	512,424
8.00%, 01/15/27 (Call 01/15/24)	740	738,616
8.88%, 04/15/30 (Call 04/15/26)	325	325,627
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	250	232,935
7.00%, 08/01/27 (Call 08/01/23)	265	255,945
GNL Quintero SA, 4.63%, 07/31/29(e)	612	596,562
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	220	204,501
3.45%, 10/15/27 (Call 08/15/27)(b)	250	226,885
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(b)	1,000	1,048,460
6.13%, 02/23/38(e)	200	209,692
6.51%, 02/23/42(b)	1,000	1,066,970
6.51%, 02/23/42(e)	200	213,394
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	520	508,321
6.19%, 11/01/25(b)	111	112,120
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	539	527,034

Security	Par (000)	Value

Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	$631	$560,675
5.13%, 06/15/28 (Call 06/15/23)(b)	425	403,334
5.50%, 10/15/30 (Call 10/15/25)(b)	240	223,586
5.63%, 02/15/26 (Call 02/15/24)(b)	570	561,917
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/24)(b)	395	368,819
6.38%, 04/15/27 (Call 04/15/24)(b)	240	237,096
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/01/24)(b)	265	248,392
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	890	738,780
KazTransGas JSC, 4.38%, 09/26/27(e)	600	560,190
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	421	416,003
4.30%, 05/01/24 (Call 02/01/24)	338	335,029
4.70%, 11/01/42 (Call 05/01/42)	145	124,851
5.00%, 08/15/42 (Call 02/15/42)	825	729,407
5.00%, 03/01/43 (Call 09/01/42)	250	220,320
5.40%, 09/01/44 (Call 03/01/44)	765	708,436
5.50%, 03/01/44 (Call 09/01/43)	979	916,227
5.63%, 09/01/41	320	304,813
5.80%, 03/15/35	137	140,713
6.38%, 03/01/41	288	297,501
6.50%, 02/01/37	275	290,604
6.50%, 09/01/39	255	270,507
6.55%, 09/15/40	310	321,176
6.95%, 01/15/38	757	855,107
7.30%, 08/15/33	305	342,356
7.40%, 03/15/31	114	126,840
7.50%, 11/15/40	199	226,751
7.75%, 03/15/32	123	140,420
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	315	284,666
2.00%, 02/15/31 (Call 11/15/30)	770	626,041
3.25%, 08/01/50 (Call 02/01/50)	405	265,972
3.60%, 02/15/51 (Call 08/15/50)	550	386,920
4.30%, 06/01/25 (Call 03/01/25)	1,281	1,265,257
4.30%, 03/01/28 (Call 12/01/27)	805	793,207
4.80%, 02/01/33 (Call 11/01/32)	515	498,798
5.05%, 02/15/46 (Call 08/15/45)	356	313,163
5.20%, 06/01/33 (Call 03/01/33)	870	864,345
5.20%, 03/01/48 (Call 09/01/47)	768	686,561
5.30%, 12/01/34 (Call 06/01/34)	1,072	1,052,125
5.45%, 08/01/52 (Call 02/01/52)	475	438,454
5.55%, 06/01/45 (Call 12/01/44)	1,335	1,260,160
7.75%, 01/15/32	763	887,003
7.80%, 08/01/31	228	261,172
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	675	646,447
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	225	204,255
3.95%, 03/01/50 (Call 09/01/49)	780	600,850
4.20%, 10/03/47 (Call 04/03/47)	710	566,679
4.25%, 09/15/46 (Call 03/15/46)	441	352,306
4.85%, 02/01/49 (Call 08/01/48)	300	262,281
5.00%, 03/01/26 (Call 12/01/25)	470	474,766
5.15%, 10/15/43 (Call 04/15/43)	535	483,929
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(b)(c)	330	322,796
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	1,167	1,097,517

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	$1,477	$1,358,825
2.65%, 08/15/30 (Call 05/15/30)	998	852,631
4.00%, 02/15/25 (Call 11/15/24)	290	284,293
4.00%, 03/15/28 (Call 12/15/27)	1,154	1,113,760
4.13%, 03/01/27 (Call 12/01/26)	905	883,199
4.25%, 12/01/27 (Call 09/01/27)	477	466,392
4.50%, 04/15/38 (Call 10/15/37)	1,174	1,053,818
4.70%, 04/15/48 (Call 10/15/47)	906	758,548
4.80%, 02/15/29 (Call 11/15/28)	487	483,966
4.88%, 12/01/24 (Call 09/01/24)	1,005	1,001,251
4.88%, 06/01/25 (Call 03/01/25)	1,310	1,305,756
4.90%, 04/15/58 (Call 10/15/57)	480	396,514
4.95%, 09/01/32 (Call 06/01/32)	690	677,752
4.95%, 03/14/52 (Call 09/14/51)	736	636,397
5.00%, 03/01/33 (Call 12/01/32)	420	412,499
5.20%, 03/01/47 (Call 09/01/46)	720	649,584
5.20%, 12/01/47 (Call 06/01/47)	460	410,384
5.50%, 02/15/49 (Call 08/15/48)	1,294	1,197,079
5.65%, 03/01/53 (Call 09/01/52)	315	301,357
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(b)	1,165	1,073,524
6.75%, 09/15/25 (Call 09/15/23)(b)	900	858,897
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(b)	1,490	1,434,334
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 05/30/23)	275	254,031
7.50%, 04/15/26 (Call 04/15/24)(c)	245	220,049
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	90	76,556
4.88%, 08/15/27 (Call 02/15/27)(b)	733	714,404
7.77%, 12/15/37(b)	485	537,244
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	619	443,792
4.30%, 01/15/49 (Call 07/15/48)(b)	365	307,191
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/23)(b)	305	286,105
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	308	298,942
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	440	422,721
5.75%, 10/01/25 (Call 07/01/25)	442	435,635
6.00%, 06/01/26 (Call 03/01/26)	332	326,117
6.38%, 10/01/30 (Call 04/01/30)	450	433,472
Oleoducto Central SA, 4.00%, 07/14/27 (Call 04/14/27)(e)	400	353,392
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	15	14,015
2.75%, 09/01/24 (Call 08/01/24)	480	464,650
3.10%, 03/15/30 (Call 12/15/29)	461	408,501
3.40%, 09/01/29 (Call 06/01/29)	1,118	1,014,060
4.00%, 07/13/27 (Call 04/13/27)	470	452,666
4.35%, 03/15/29 (Call 12/15/28)	617	590,056
4.45%, 09/01/49 (Call 03/01/49)	420	329,011
4.50%, 03/15/50 (Call 09/15/49)	575	451,415
4.55%, 07/15/28 (Call 04/15/28)	478	468,875
4.90%, 03/15/25 (Call 12/15/24)	370	368,032
4.95%, 07/13/47 (Call 01/06/47)	673	570,859
5.20%, 07/15/48 (Call 01/15/48)	593	518,875
5.85%, 01/15/26 (Call 12/15/25)	193	196,964
6.00%, 06/15/35	143	144,048

Security	Par (000)	Value

Pipelines (continued)
6.35%, 01/15/31 (Call 10/15/30)	$715	$757,214
7.15%, 01/15/51 (Call 07/15/50)	305	332,392
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	387	384,241
6.20%, 09/15/43 (Call 03/15/43)	428	429,083
6.65%, 10/01/36	445	470,677
6.85%, 10/15/37	225	240,858
Peru LNG Srl, 5.38%, 03/22/30(e)	800	646,064
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	484	436,912
3.60%, 11/01/24 (Call 08/01/24)	650	634,595
3.80%, 09/15/30 (Call 06/15/30)	746	674,660
4.30%, 01/31/43 (Call 07/31/42)	430	324,203
4.50%, 12/15/26 (Call 09/15/26)	443	435,026
4.65%, 10/15/25 (Call 07/15/25)	1,365	1,350,449
4.70%, 06/15/44 (Call 12/15/43)	340	270,042
4.90%, 02/15/45 (Call 08/15/44)	705	571,811
5.15%, 06/01/42 (Call 12/01/41)	494	417,316
6.65%, 01/15/37	410	425,256
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	235	223,563
4.80%, 05/15/30 (Call 02/15/30)(b)	275	244,101
4.95%, 07/15/29 (Call 04/15/29)(b)	415	383,136
6.88%, 04/15/40(b)	365	317,955
7.50%, 07/15/38(b)	185	168,777
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	708	683,220
4.68%, 05/01/38 (Call 11/01/37)(b)	495	472,487
4.83%, 05/01/48 (Call 11/01/47)(b)	433	391,813
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,018	986,381
4.50%, 05/15/30 (Call 11/15/29)	715	693,092
5.00%, 03/15/27 (Call 09/15/26)	1,217	1,217,584
5.63%, 03/01/25 (Call 12/01/24)	946	950,815
5.75%, 05/15/24 (Call 02/15/24)	534	534,342
5.88%, 06/30/26 (Call 12/31/25)	809	826,466
5.90%, 09/15/37 (Call 03/15/37)(b)	645	662,576
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	320	301,062
Southern Gas Corridor CJSC, 6.88%, 03/24/26(e)	2,150	2,209,383
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	655	557,798
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	458	438,127
3.50%, 03/15/25 (Call 12/15/24)	490	475,374
4.50%, 03/15/45 (Call 09/15/44)	836	713,752
5.95%, 09/25/43 (Call 03/25/43)	375	380,130
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 05/30/23)(c)	205	170,663
8.50%, 10/15/26 (Call 10/15/23)(b)	525	506,299
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(b)	610	566,269
6.00%, 03/01/27 (Call 03/01/24)(b)	315	304,066
6.00%, 12/31/30 (Call 12/31/25)(b)	570	507,237
6.00%, 09/01/31 (Call 09/01/26)(b)	435	388,533
7.50%, 10/01/25 (Call 10/01/23)(b)	370	373,615
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	415	364,640
4.20%, 02/01/33 (Call 12/01/32)	500	454,430

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.88%, 02/01/31 (Call 02/01/26)	$880	$831,794
4.95%, 04/15/52 (Call 10/15/51)	485	401,168
5.00%, 01/15/28 (Call 01/15/24)	615	602,183
5.20%, 07/01/27 (Call 06/01/27)	405	405,842
5.50%, 03/01/30 (Call 03/01/25)	815	796,760
6.13%, 03/15/33 (Call 12/15/32)	600	626,340
6.25%, 07/01/52 (Call 01/01/52)	610	602,924
6.50%, 07/15/27 (Call 07/15/23)	530	540,547
6.50%, 02/15/53 (Call 08/15/52)	746	761,442
6.88%, 01/15/29 (Call 01/15/24)	440	450,006
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	92	89,574
4.38%, 03/13/25 (Call 12/13/24)	136	133,575
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	850	742,024
7.00%, 03/15/27	35	37,419
7.00%, 10/15/28	55	59,883
7.63%, 04/01/37	60	68,969
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	14	13,232
4.15%, 01/15/48 (Call 07/15/47)(b)	527	432,883
7.00%, 07/15/32	55	62,978
TMS Issuer Sarl
5.78%, 08/23/32(b)	1,000	1,049,050
5.78%, 08/23/32(e)	200	209,810
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	205	192,542
2.50%, 10/12/31 (Call 07/12/31)	330	273,329
4.10%, 04/15/30 (Call 01/15/30)	1,003	957,624
4.25%, 05/15/28 (Call 02/15/28)	825	806,825
4.63%, 03/01/34 (Call 12/01/33)	1,181	1,123,414
4.75%, 05/15/38 (Call 11/15/37)	450	425,970
4.88%, 01/15/26 (Call 10/15/25)	768	769,459
4.88%, 05/15/48 (Call 11/15/47)	560	512,630
5.00%, 10/16/43 (Call 04/16/43)	844	776,683
5.10%, 03/15/49 (Call 09/15/48)	534	502,409
5.60%, 03/31/34	104	105,506
5.85%, 03/15/36	695	714,849
6.10%, 06/01/40	638	667,208
6.20%, 03/09/26 (Call 03/09/24)	50	50,334
6.20%, 10/15/37	955	1,013,981
7.25%, 08/15/38	500	577,845
7.63%, 01/15/39	536	638,306
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	818	746,409
3.95%, 05/15/50 (Call 11/15/49)	475	380,774
4.00%, 03/15/28 (Call 12/15/27)	959	924,447
4.45%, 08/01/42 (Call 02/01/42)	346	306,608
4.60%, 03/15/48 (Call 09/15/47)	355	312,808
5.40%, 08/15/41 (Call 02/15/41)	468	464,902
7.85%, 02/01/26 (Call 11/01/25)	333	356,736
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/24)	245	213,013
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(e)	600	576,612
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/23)(e)	300	259,989
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(c)(e)	600	580,014
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	612	605,464

Security	Par (000)	Value

Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	$925	$779,904
6.25%, 01/15/30 (Call 10/15/29)(b)	710	719,301
3.88%, 08/15/29 (Call 02/15/29)(b)	964	867,880
4.13%, 08/15/31 (Call 02/15/31)(b)	951	842,700
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	790	756,773
3.95%, 06/01/25 (Call 03/01/25)	370	356,595
4.30%, 02/01/30 (Call 11/01/29)	947	867,139
4.50%, 03/01/28 (Call 12/01/27)	375	358,481
4.65%, 07/01/26 (Call 04/01/26)	482	469,266
4.75%, 08/15/28 (Call 05/15/28)	535	514,921
5.30%, 03/01/48 (Call 09/01/47)	605	511,969
5.45%, 04/01/44 (Call 10/01/43)	355	308,726
5.50%, 08/15/48 (Call 02/15/48)	395	336,109
5.50%, 02/01/50 (Call 08/01/49)	667	567,030
6.15%, 04/01/33 (Call 01/01/33)	115	116,996
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	25	21,239
3.50%, 11/15/30 (Call 08/15/30)	1,127	1,030,799
3.50%, 10/15/51 (Call 04/15/51)	95	67,618
3.75%, 06/15/27 (Call 03/15/27)	656	634,286
3.90%, 01/15/25 (Call 10/15/24)	465	456,751
4.00%, 09/15/25 (Call 06/15/25)	675	661,054
4.55%, 06/24/24 (Call 03/24/24)	763	756,644
4.65%, 08/15/32 (Call 05/15/32)	550	533,863
4.85%, 03/01/48 (Call 09/01/47)	793	703,510
4.90%, 01/15/45 (Call 07/15/44)	598	531,335
5.10%, 09/15/45 (Call 03/15/45)	879	805,085
5.30%, 08/15/52 (Call 02/15/52)	405	379,959
5.40%, 03/02/26	275	280,772
5.40%, 03/04/44 (Call 09/04/43)	527	497,209
5.75%, 06/24/44 (Call 12/24/43)	570	564,961
5.80%, 11/15/43 (Call 05/15/43)	409	407,012
6.30%, 04/15/40	906	957,153
8.75%, 03/15/32	130	157,303
Series A, 7.50%, 01/15/31	79	88,498
Williams Cos., Inc. (The), 5.65%, 03/15/33 (Call 12/15/32)	805	833,851

		233,853,047

Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)(c)	718	602,553
4.40%, 05/27/26 (Call 02/27/26)(b)	165	159,874
4.87%, 02/15/29 (Call 11/15/28)(b)	210	201,518
5.00%, 03/15/48 (Call 09/15/47)(b)	120	109,565
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	420	389,105
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	1,720	1,556,978
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	5	4,633
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	400	356,160
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	728	673,567
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	510	354,919
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	820	555,042

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity (continued)
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(b)	$145	$95,297

		5,059,211

Real Estate — 0.2%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/24)(e)	200	99,666
7.88%, (Call 07/31/24), (5-year CMT + 11.294%)(a)(e)(f)	400	116,340
Aldar Sukuk Ltd., 4.75%, 09/29/25(e)	400	400,452
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(e)	400	380,464
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(e)	600	558,876
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(e)	600	583,074
Arada Sukuk Ltd., 8.13%, 06/08/27	600	617,256
Aroundtown SA, 5.38%, 03/21/29 (Call 12/21/28)(e)	1,000	732,710
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	620	607,575
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	748	598,729
4.88%, 03/01/26 (Call 12/01/25)	1,039	1,039,655
Central Plaza Development Ltd.
3.85%, 07/14/25(e)	1,000	880,000
4.65%, 01/19/26 (Call 10/18/25)(e)	200	174,712
5.75%, (Call 11/14/24), (5-year CMT + 8.066%)(a)(e)(f)	200	176,766
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(e)	200	212,082
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24(e)	200	201,132
6.45%, 06/11/34(e)	600	645,246
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(e)	1,000	989,420
China Overseas Finance Cayman VIII Ltd.
2.38%, 03/02/25(e)	400	379,344
2.75%, 03/02/30(e)	400	347,820
3.45%, 07/15/29(e)	250	228,980
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(e)	400	347,324
China Resources Land Ltd.
3.75%, 08/26/24(e)	600	587,412
3.75%, (Call 12/09/24), (5-year CMT + 5.139%)(a)(e)(f)	1,400	1,352,526
China SCE Group Holdings Ltd., 7.00%, 05/02/25 (Call 05/02/23)(e)	200	70,842
CK Property Finance MTN Ltd., 1.38%, 06/30/26(e)	400	360,244
Country Garden Holdings Co. Ltd.
2.70%, 07/12/26 (Call 06/12/26)(e)	600	276,696
3.13%, 10/22/25 (Call 09/22/25)(e)	600	300,234
3.30%, 01/12/31 (Call 10/12/30)(e)	400	158,300
3.88%, 10/22/30 (Call 07/22/30)(e)	400	160,956
4.20%, 02/06/26 (Call 02/06/24)(e)	400	194,428
4.80%, 08/06/30 (Call 08/06/25)(e)	400	162,968
5.13%, 01/17/25 (Call 01/17/24)(e)	200	124,806
5.40%, 05/27/25 (Call 05/29/23)(e)	600	351,564
6.15%, 09/17/25 (Call 09/17/23)(e)	400	229,120
6.50%, 04/08/24 (Call 05/29/23)(e)	600	468,132
7.25%, 04/08/26 (Call 04/08/24)(e)	800	416,080
8.00%, 01/27/24 (Call 05/29/23)(e)	900	738,189
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	548	511,465
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(e)	600	594,600
DIFC Sukuk Ltd., 4.33%, 11/12/24(e)	400	393,124

Security	Par (000)	Value

Real Estate (continued)
Ease Trade Global Ltd., 4.00%, 11/10/25(e)	$600	$558,330
Elect Global Investments Ltd., 4.10%, (Call 06/03/25), (5-year CMT + 2.887%)(a)(e)(f)	400	362,284
Emaar Sukuk Ltd.
3.64%, 09/15/26(e)	600	571,650
3.70%, 07/06/31(e)	200	184,246
3.88%, 09/17/29(e)	400	380,984
EMG Sukuk Ltd., 4.56%, 06/18/24(e)	400	394,864
Esic Sukuk Ltd., 3.94%, 07/30/24(e)	400	389,976
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	517	382,482
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/23)(b)	495	450,341
Franshion Brilliant Ltd., 4.25%, 07/23/29(e)	1,200	949,428
Fuqing Investment management Co., 3.25%, 06/23/25(e)	200	170,088
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	675	639,751
GLP Pte Ltd., 3.88%, 06/04/25(e)	800	552,784
Goodman HK Finance, 3.00%, 07/22/30 (Call 04/22/30)(e)	435	374,922
Greenland Global Investment Ltd., 5.88%, 07/03/26 (Call 05/05/23)(e)	250	58,668
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/30/23)(b)	400	393,076
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(e)	800	669,776
2.88%, 05/27/30 (Call 02/27/30)(e)	200	178,798
4.50%, 10/07/25(e)	300	297,969
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	480	403,973
4.38%, 02/01/31 (Call 02/01/26)(b)	485	393,427
5.38%, 08/01/28 (Call 08/01/23)(b)	625	566,381
Huafa 2020 I Co. Ltd., 2.80%, 11/04/25(e)	200	180,744
Huafa 2021 I Co. Ltd., 4.25%, (Call 07/18/24)(a)(e)(f)	400	380,332
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	500	385,580
Hysan MTN Ltd.
2.82%, 09/04/29(e)	400	358,012
2.88%, 06/02/27 (Call 03/02/27)(e)	600	561,120
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(e)	200	188,554
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	460	367,218
4.75%, 02/01/30 (Call 09/01/24)	450	347,733
5.00%, 03/01/31 (Call 03/01/26)	450	340,884
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/23)(e)	400	88,964
7.88%, 08/30/24 (Call 05/16/23)	200	54,052
Longfor Group Holdings Ltd.
3.95%, 09/16/29(e)	800	597,784
4.50%, 01/16/28(e)	600	496,872
LOTTE Property & Development Co. Ltd., 4.50%, 08/01/25(e)	200	196,718
MAF Global Securities Ltd.
4.75%, 05/07/24(e)	600	593,850
7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(e)(f)	400	405,512
MAF Sukuk Ltd.
3.93%, 02/28/30(e)	600	569,994
4.50%, 11/03/25(e)	200	197,682
4.64%, 05/14/29(e)	400	396,796

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Mirvac Group Finance Ltd., 3.63%, 03/18/27 (Call 12/18/26)(e)	$200	$190,400
Nan Fung Treasury Ltd.
3.63%, 08/27/30(e)	200	173,000
5.00%, 09/05/28(e)	400	387,228
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	1,310	1,066,130
3.88%, 03/20/27 (Call 12/20/26)(b)	1,305	1,230,106
4.13%, 02/01/29 (Call 11/01/28)(b)	1,031	965,233
Powerlong Real Estate Holdings Ltd., 5.95%, 04/30/25 (Call 04/30/23)(e)	200	39,174
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)(c)	735	524,121
5.75%, 01/15/29 (Call 01/15/24)(b)	690	512,470
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(e)	200	112,912
5.20%, 01/12/26 (Call 01/12/24)(e)	400	252,012
Shui On Development Holding Ltd., 6.15%, 08/24/24 (Call 08/24/23)(e)	400	364,108
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(e)	600	566,388
1.50%, 11/24/24 (Call 10/24/24)(e)	600	566,874
1.50%, 09/23/26 (Call 08/23/26)(e)	400	354,444
1.63%, 10/29/25 (Call 09/29/25)(e)	200	183,348
2.25%, 11/24/26 (Call 10/24/26)(e)	600	543,000
2.38%, 09/23/31 (Call 06/23/31)(e)	800	637,760
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	300	305,001
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(e)	200	80,548
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(e)	400	103,640
Sino-Ocean Land Treasure IV Ltd.
2.70%, 01/13/25 (Call 12/13/24)(e)	400	131,396
4.75%, 08/05/29 (Call 05/05/29)(e)	450	112,982
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(e)	400	355,456
2.88%, 01/21/30(e)	600	539,634
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(e)	600	583,410
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(e)	400	375,836
3.50%, 11/12/29(e)	200	165,458
3.98%, 11/09/27(e)	800	717,136
4.20%, 06/07/24(e)	400	390,460
Westwood Group Holdings Ltd., 2.80%, 01/20/26(e)	400	368,312
Wharf REIC Finance BVI Ltd.
2.88%, 05/07/30(e)	800	712,080
3.50%, 01/17/28(e)	250	238,242
Wuhan Urban Construction Group Co. Ltd., 2.25%, 07/09/24(e)	200	190,892
Xinhu BVI 2018 Holding Co. Ltd., 11.00%, 09/28/24 (Call 09/28/23)(e)	200	193,658
Yan Gang Ltd., 1.90%, 03/23/26(e)	400	359,952
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(e)	200	168,278

		48,562,987

Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	380	324,284
2.60%, 06/15/33 (Call 03/15/33)	15	11,899

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 10/01/30 (Call 07/01/30)	$206	$175,471
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,108	837,759
2.00%, 05/18/32 (Call 02/18/32)	620	477,605
2.75%, 12/15/29 (Call 09/15/29)	195	169,237
2.95%, 03/15/34 (Call 12/15/33)	660	534,303
3.00%, 05/18/51 (Call 11/18/50)	617	384,082
3.38%, 08/15/31 (Call 05/15/31)	395	346,478
3.45%, 04/30/25 (Call 02/28/25)	805	777,002
3.55%, 03/15/52 (Call 09/15/51)	470	330,998
3.80%, 04/15/26 (Call 02/15/26)	760	733,651
3.95%, 01/15/27 (Call 10/15/26)	615	593,297
3.95%, 01/15/28 (Call 10/15/27)	17	16,146
4.00%, 02/01/50 (Call 08/01/49)	516	388,115
4.30%, 01/15/26 (Call 10/15/25)	186	182,033
4.50%, 07/30/29 (Call 04/30/29)	646	623,099
4.70%, 07/01/30 (Call 04/01/30)	383	371,859
4.75%, 04/15/35 (Call 01/15/35)	125	118,995
4.85%, 04/15/49 (Call 10/15/48)	100	85,352
4.90%, 12/15/30 (Call 09/15/30)	735	721,719
5.15%, 04/15/53 (Call 10/15/52)	595	545,710
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	580	459,824
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	125	100,521
3.38%, 07/15/51 (Call 01/15/51)	185	122,276
4.25%, 02/15/28 (Call 11/15/27)	485	459,334
4.90%, 02/15/29 (Call 11/15/28)	150	146,310
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	1,047	962,779
1.45%, 09/15/26 (Call 08/15/26)	765	683,604
1.50%, 01/31/28 (Call 11/30/27)	660	567,488
1.60%, 04/15/26 (Call 03/15/26)	500	454,780
1.88%, 10/15/30 (Call 07/15/30)	452	363,254
2.10%, 06/15/30 (Call 03/15/30)	631	519,326
2.30%, 09/15/31 (Call 06/15/31)	735	595,762
2.40%, 03/15/25 (Call 02/15/25)	1,156	1,099,957
2.70%, 04/15/31 (Call 01/15/31)	575	485,961
2.75%, 01/15/27 (Call 11/15/26)	1,000	928,010
2.90%, 01/15/30 (Call 10/15/29)	744	654,556
2.95%, 01/15/25 (Call 12/15/24)	616	593,947
2.95%, 01/15/51 (Call 07/15/50)	745	480,860
3.10%, 06/15/50 (Call 12/15/49)	1,022	679,671
3.13%, 01/15/27 (Call 10/15/26)	515	484,708
3.38%, 05/15/24 (Call 04/15/24)	625	611,694
3.38%, 10/15/26 (Call 07/15/26)	545	519,298
3.55%, 07/15/27 (Call 04/15/27)	674	639,080
3.60%, 01/15/28 (Call 10/15/27)	814	770,882
3.65%, 03/15/27 (Call 02/15/27)	435	416,108
3.70%, 10/15/49 (Call 04/15/49)	581	425,042
3.80%, 08/15/29 (Call 05/15/29)	1,062	995,423
3.95%, 03/15/29 (Call 12/15/28)	542	512,152
4.00%, 06/01/25 (Call 03/01/25)	551	540,548
4.05%, 03/15/32 (Call 12/15/31)(c)	374	346,735
4.40%, 02/15/26 (Call 11/15/25)	788	777,354
5.50%, 03/15/28 (Call 02/15/28)	520	536,307
5.65%, 03/15/33 (Call 12/15/32)	520	540,041
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)(c)	365	278,225

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	$760	$659,558
2.05%, 01/15/32 (Call 10/15/31)	680	553,037
2.30%, 03/01/30 (Call 12/01/29)	147	126,111
2.45%, 01/15/31 (Call 10/15/30)	843	721,743
2.90%, 10/15/26 (Call 07/15/26)	251	236,683
2.95%, 05/11/26 (Call 02/11/26)	290	274,903
3.20%, 01/15/28 (Call 10/15/27)	28	26,225
3.30%, 06/01/29 (Call 03/01/29)	267	245,675
3.35%, 05/15/27 (Call 02/15/27)	139	132,236
3.45%, 06/01/25 (Call 03/03/25)	234	227,055
3.50%, 11/15/24 (Call 08/15/24)	595	581,809
3.50%, 11/15/25 (Call 08/15/25)	30	29,041
3.90%, 10/15/46 (Call 04/15/46)	215	171,430
4.15%, 07/01/47 (Call 01/01/47)	200	167,172
4.35%, 04/15/48 (Call 10/15/47)	126	108,707
5.00%, 02/15/33 (Call 11/15/32)(c)	45	46,071
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	315	266,115
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	675	485,710
2.55%, 04/01/32 (Call 01/01/32)	727	547,351
2.75%, 10/01/26 (Call 07/01/26)	1,160	1,033,224
2.90%, 03/15/30 (Call 12/15/29)	426	345,644
3.20%, 01/15/25 (Call 10/15/24)	635	606,292
3.25%, 01/30/31 (Call 10/30/30)	970	793,557
3.40%, 06/21/29 (Call 03/21/29)	920	782,469
3.65%, 02/01/26 (Call 11/03/25)	1,070	997,154
4.50%, 12/01/28 (Call 09/01/28)	703	639,168
6.75%, 12/01/27 (Call 11/01/27)	230	234,218
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	770	594,409
4.10%, 10/01/24 (Call 07/01/24)	50	47,261
4.55%, 10/01/29 (Call 07/01/29)	612	441,466
7.55%, 03/15/28 (Call 02/15/28)	395	354,007
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	220	187,906
2.50%, 08/16/31 (Call 05/16/31)	315	247,694
3.85%, 02/01/25 (Call 11/01/24)	290	279,424
3.90%, 03/15/27 (Call 12/15/26)	555	517,671
4.05%, 07/01/30 (Call 04/01/30)	889	802,082
4.13%, 06/15/26 (Call 03/15/26)	410	389,348
4.13%, 05/15/29 (Call 02/15/29)	165	151,102
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	700	514,346
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	535	442,381
5.75%, 05/15/26 (Call 05/15/23)(b)	700	634,270
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	872	760,157
3.15%, 07/01/29 (Call 04/01/29)	285	257,460
3.35%, 11/01/49 (Call 05/01/49)	175	128,450
4.10%, 10/15/28 (Call 07/15/28)	132	128,084
Champion MTN Ltd., 2.95%, 06/15/30(e)	400	345,460
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(e)	400	378,608
CMT MTN Pte Ltd., 3.61%, 04/04/29(e)	200	188,416
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	455	351,296
2.25%, 03/15/26 (Call 02/15/26)	40	35,746

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 04/15/31 (Call 01/15/31)	$95	$72,230
2.90%, 12/01/33 (Call 09/01/33)	235	163,532
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	970	691,513
3.25%, 01/15/51 (Call 07/15/50)	846	580,974
4.75%, 05/15/47 (Call 11/15/46)	412	360,525
4.80%, 09/01/28 (Call 08/01/28)	495	495,639
5.00%, 01/11/28 (Call 12/11/27)	570	576,190
5.10%, 05/01/33 (Call 02/01/33)	450	451,170
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,015	901,746
1.35%, 07/15/25 (Call 06/15/25)	465	430,446
2.10%, 04/01/31 (Call 01/01/31)	762	621,731
2.25%, 01/15/31 (Call 10/15/30)	710	589,286
2.50%, 07/15/31 (Call 04/15/31)	615	515,930
2.90%, 03/15/27 (Call 02/15/27)	245	228,492
3.10%, 11/15/29 (Call 08/15/29)	167	150,068
3.20%, 09/01/24 (Call 07/01/24)	578	562,700
3.30%, 07/01/30 (Call 04/01/30)	492	444,055
3.65%, 09/01/27 (Call 06/01/27)	769	734,926
3.70%, 06/15/26 (Call 03/15/26)	942	910,867
3.80%, 02/15/28 (Call 11/15/27)	917	878,110
4.00%, 03/01/27 (Call 12/01/26)	392	382,118
4.00%, 11/15/49 (Call 05/15/49)	580	452,615
4.15%, 07/01/50 (Call 01/01/50)	520	417,721
4.30%, 02/15/29 (Call 11/15/28)	685	666,149
4.45%, 02/15/26 (Call 11/15/25)	643	636,782
5.20%, 02/15/49 (Call 08/15/48)	444	416,272
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	290	251,798
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	60	47,775
2.25%, 12/15/28 (Call 10/15/28)	920	798,072
2.50%, 02/15/32 (Call 11/15/31)	655	530,615
3.00%, 02/15/30 (Call 11/15/29)	85	74,151
3.13%, 09/01/26 (Call 06/01/26)	250	234,658
4.00%, 11/15/25 (Call 08/15/25)	450	435,775
4.38%, 02/15/29 (Call 11/15/28)	67	64,481
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	844	758,604
3.70%, 08/15/27 (Call 05/15/27)	785	731,871
4.45%, 07/15/28 (Call 04/15/28)	583	554,386
5.55%, 01/15/28 (Call 12/15/27)	885	886,991
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(c)	390	245,817
4.75%, 05/01/24 (Call 11/01/23)	185	168,868
4.75%, 02/15/28 (Call 08/15/27)	372	229,431
9.75%, 06/15/25 (Call 06/15/23)	301	287,943
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	265	206,499
3.75%, 08/15/29 (Call 05/15/29)	465	371,079
4.50%, 04/01/25 (Call 01/01/25)	355	343,661
4.50%, 06/01/27 (Call 03/01/27)	640	570,938
4.75%, 12/15/26 (Call 09/15/26)	490	445,591
4.95%, 04/15/28 (Call 01/15/28)	440	391,811
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,039	942,861
1.25%, 07/15/25 (Call 06/15/25)	365	335,530
1.45%, 05/15/26 (Call 04/15/26)	450	406,579
1.55%, 03/15/28 (Call 01/15/28)	700	598,003

120	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.80%, 07/15/27 (Call 05/15/27)	$620	$544,583
2.00%, 05/15/28 (Call 03/15/28)	315	272,182
2.15%, 07/15/30 (Call 04/15/30)	1,318	1,083,225
2.50%, 05/15/31 (Call 02/15/31)	360	297,335
2.63%, 11/18/24 (Call 10/18/24)	281	270,271
2.90%, 11/18/26 (Call 09/18/26)	701	654,496
2.95%, 09/15/51 (Call 03/15/51)	890	573,418
3.00%, 07/15/50 (Call 01/15/50)	532	349,769
3.20%, 11/18/29 (Call 08/18/29)	797	714,885
3.40%, 02/15/52 (Call 08/15/51)	505	358,323
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	285	229,670
2.50%, 02/15/30 (Call 11/15/29)	231	200,464
2.85%, 11/01/26 (Call 08/01/26)	619	578,152
3.00%, 07/01/29 (Call 04/01/29)	525	477,876
3.25%, 08/01/27 (Call 05/01/27)	130	122,407
3.38%, 06/01/25 (Call 03/01/25)	25	24,202
3.50%, 03/01/28 (Call 12/01/27)	287	271,442
4.00%, 08/01/47 (Call 02/01/47)	233	188,180
4.15%, 12/01/28 (Call 09/01/28)	633	615,877
4.50%, 07/01/44 (Call 01/01/44)	388	348,742
4.50%, 06/01/45 (Call 12/01/44)	230	199,769
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	232	180,737
1.70%, 03/01/28 (Call 01/01/28)	193	166,737
2.55%, 06/15/31 (Call 03/15/31)	140	115,903
2.65%, 03/15/32 (Call 12/15/31)	559	459,369
2.65%, 09/01/50 (Call 03/01/50)	215	126,538
3.00%, 01/15/30 (Call 10/15/29)	235	205,806
3.38%, 04/15/26 (Call 01/15/26)	230	220,315
3.50%, 04/01/25 (Call 01/01/25)	72	69,391
3.63%, 05/01/27 (Call 02/01/27)	20	19,024
3.88%, 05/01/24 (Call 02/01/24)	290	285,325
4.00%, 03/01/29 (Call 12/01/28)	240	228,005
4.50%, 03/15/48 (Call 09/15/47)	215	179,650
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	185	147,236
2.55%, 06/01/31 (Call 03/01/31)	295	243,357
5.70%, 04/01/28 (Call 03/01/28)	85	86,960
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	271	244,385
3.20%, 06/15/29 (Call 03/15/29)	105	93,783
3.25%, 07/15/27 (Call 04/15/27)	260	241,306
3.50%, 06/01/30 (Call 03/01/30)	745	661,240
4.50%, 12/01/44 (Call 06/01/44)	436	351,002
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	260	259,711
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	365	279,331
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	405	333,817
3.35%, 09/01/24 (Call 06/03/24)	502	485,740
4.00%, 01/15/30 (Call 10/17/29)	590	527,041
4.00%, 01/15/31 (Call 10/15/30)	565	497,545
5.25%, 06/01/25 (Call 03/01/25)	838	823,142
5.30%, 01/15/29 (Call 10/15/28)	732	705,231
5.38%, 04/15/26 (Call 01/15/26)	1,042	1,032,382
5.75%, 06/01/28 (Call 03/03/28)	903	892,399
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	505	469,034

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	$720	$638,503
3.75%, 09/15/30(b)	330	259,430
6.00%, 04/15/25 (Call 04/15/24)(b)(c)	340	330,953
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	601	469,754
3.50%, 08/01/26 (Call 05/01/26)	1,118	1,042,077
3.75%, 07/01/27 (Call 04/01/27)	375	352,414
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	260	225,706
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	85	74,883
2.13%, 12/01/28 (Call 10/01/28)	375	325,384
2.88%, 01/15/31 (Call 10/15/30)	560	485,822
3.00%, 01/15/30 (Call 10/15/29)	695	614,936
3.25%, 07/15/26 (Call 05/15/26)	629	595,858
3.40%, 02/01/25 (Call 11/01/24)	23	22,312
3.50%, 07/15/29 (Call 04/15/29)	631	583,940
4.00%, 06/01/25 (Call 03/01/25)	80	78,135
6.75%, 02/01/41 (Call 08/01/40)	246	265,978
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	195	196,975
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	667	485,229
3.05%, 02/15/30 (Call 11/15/29)	845	656,514
4.13%, 03/15/28 (Call 12/15/27)	192	170,490
4.20%, 04/15/29 (Call 01/15/29)	290	247,121
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	415	400,575
Series F, 4.50%, 02/01/26 (Call 11/01/25)(c)	457	446,370
Series H, 3.38%, 12/15/29 (Call 09/16/29)	225	192,868
Series I, 3.50%, 09/15/30 (Call 06/15/30)	717	611,508
Series J, 2.90%, 12/15/31 (Call 09/15/31)	500	396,020
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,260	788,634
3.95%, 11/01/27 (Call 08/01/27)	444	326,593
4.65%, 04/01/29 (Call 01/01/29)	459	318,904
5.95%, 02/15/28 (Call 01/15/28)(c)	30	23,422
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	150	115,632
2.30%, 11/15/28 (Call 09/15/28)	290	247,089
2.70%, 01/15/34 (Call 10/15/33)	410	316,520
4.15%, 04/15/32 (Call 01/15/32)	680	614,747
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	830	722,648
4.88%, 09/15/27 (Call 09/15/23)(b)	745	711,527
4.88%, 09/15/29 (Call 09/15/24)(b)	775	708,350
5.00%, 07/15/28 (Call 07/15/23)(b)	370	348,251
5.25%, 03/15/28 (Call 12/27/23)(b)	665	639,497
5.25%, 07/15/30 (Call 07/15/25)(b)	900	829,656
5.63%, 07/15/32 (Call 07/15/26)(b)	470	427,752
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(b)	525	461,181
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	585	395,612
2.65%, 11/15/33 (Call 08/15/33)	510	338,135
3.05%, 02/15/30 (Call 11/15/29)	400	306,084
3.45%, 12/15/24 (Call 09/15/24)	170	163,205
4.25%, 08/15/29 (Call 05/15/29)	472	404,716
4.38%, 10/01/25 (Call 07/01/25)	159	147,581
4.75%, 12/15/28 (Call 09/15/28)	220	195,633

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	$330	$284,506
2.25%, 12/01/31 (Call 09/01/31)	235	184,722
2.70%, 10/01/30 (Call 07/01/30)	570	478,110
2.80%, 10/01/26 (Call 07/01/26)	313	289,315
3.30%, 02/01/25 (Call 12/01/24)	290	279,360
3.70%, 10/01/49 (Call 04/01/49)	140	101,592
3.80%, 04/01/27 (Call 01/01/27)	115	109,718
4.13%, 12/01/46 (Call 06/01/46)	237	180,215
4.25%, 04/01/45 (Call 10/01/44)	350	273,508
4.45%, 09/01/47 (Call 03/01/47)	410	331,469
4.60%, 02/01/33 (Call 11/01/32)	145	137,118
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	190	176,444
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	228	208,246
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(b)	495	421,587
4.75%, 06/15/29 (Call 06/15/24)(b)	465	367,913
5.25%, 10/01/25 (Call 05/15/23)(b)(c)	270	253,727
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	425	349,205
2.40%, 10/15/31 (Call 07/15/31)	220	178,248
3.88%, 12/15/27 (Call 09/15/27)	345	327,671
4.00%, 06/15/29 (Call 03/15/29)	278	260,041
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	656	626,506
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(e)	600	520,800
2.88%, 07/21/26(e)	200	189,974
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	15	11,586
2.70%, 09/15/30 (Call 06/15/30)	125	101,380
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	365	323,507
1.70%, 02/15/31 (Call 11/15/30)	470	377,504
2.75%, 03/15/30 (Call 12/15/29)	248	218,411
2.88%, 09/15/51 (Call 03/15/51)	120	78,341
3.60%, 06/01/27 (Call 03/01/27)	289	277,671
3.75%, 06/15/24 (Call 03/13/24)	75	73,817
3.95%, 03/15/29 (Call 12/15/28)	315	304,826
4.00%, 11/15/25 (Call 08/15/25)	991	969,654
4.20%, 06/15/28 (Call 03/15/28)	622	608,608
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	960	658,675
4.63%, 08/01/29 (Call 08/01/24)(c)	744	563,342
5.00%, 10/15/27 (Call 09/07/23)	1,030	866,673
5.25%, 08/01/26 (Call 08/01/23)	378	336,189
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	543	409,487
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	112	94,575
3.00%, 04/15/52 (Call 10/15/51)	55	34,146
3.10%, 04/15/50 (Call 10/15/49)	380	240,491
3.50%, 10/15/27 (Call 07/15/27)	185	173,241
3.50%, 04/15/51 (Call 01/15/50)	120	82,860
3.60%, 12/15/26 (Call 09/15/26)	442	420,369
3.90%, 06/15/24 (Call 03/15/24)	82	80,635
4.00%, 11/15/25 (Call 08/15/25)	115	111,401
4.30%, 10/15/28 (Call 07/15/28)	115	108,899
4.80%, 10/15/48 (Call 04/25/48)	283	241,175

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(b)	$400	$296,348
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/23)(b)	340	311,386
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	335	214,450
2.65%, 06/15/26 (Call 05/15/26)	240	168,007
3.45%, 10/15/31 (Call 07/15/31)	295	151,901
4.25%, 05/15/24 (Call 02/15/24)	330	311,860
4.50%, 02/01/25 (Call 11/01/24)	680	579,652
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	415	311,524
3.38%, 02/01/31 (Call 11/01/30)	330	262,631
3.63%, 10/01/29 (Call 07/01/29)	390	327,565
4.50%, 01/15/25 (Call 10/15/24)	70	67,921
4.50%, 04/01/27 (Call 01/01/27)	345	321,733
4.75%, 01/15/28 (Call 10/15/27)	773	716,069
5.25%, 01/15/26 (Call 10/15/25)	370	363,351
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	615	534,244
5.88%, 10/01/28 (Call 10/01/23)(b)	490	452,809
7.50%, 06/01/25 (Call 06/01/23)(b)	540	542,662
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	595	452,979
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	525	417,469
3.95%, 01/15/28 (Call 10/15/27)	120	112,592
4.30%, 03/15/27 (Call 12/15/26)	240	230,218
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	225	170,417
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	571	451,518
1.63%, 03/15/31 (Call 12/15/30)	265	213,699
1.75%, 07/01/30 (Call 04/01/30)	588	482,025
1.75%, 02/01/31 (Call 11/01/30)	475	385,078
2.13%, 04/15/27 (Call 02/15/27)	448	412,330
2.13%, 10/15/50 (Call 04/15/50)	568	327,316
2.25%, 04/15/30 (Call 01/15/30)	826	712,227
2.25%, 01/15/32 (Call 10/15/31)	775	640,258
2.88%, 11/15/29 (Call 08/15/29)	645	581,132
3.00%, 04/15/50 (Call 10/15/49)	278	193,185
3.05%, 03/01/50 (Call 09/01/49)	187	131,612
3.25%, 06/30/26 (Call 03/30/26)	172	165,717
3.25%, 10/01/26 (Call 07/01/26)	230	222,905
3.38%, 12/15/27 (Call 09/15/27)	255	243,790
3.88%, 09/15/28 (Call 06/15/28)	610	592,157
4.00%, 09/15/28 (Call 06/15/28)	212	206,984
4.38%, 02/01/29 (Call 11/01/28)	310	306,302
4.38%, 09/15/48 (Call 03/15/48)	205	181,849
4.63%, 01/15/33 (Call 10/15/32)	315	313,891
4.75%, 06/15/33 (Call 03/15/33)	600	601,044
5.25%, 06/15/53 (Call 12/15/52)	260	260,512
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	450	405,499
1.50%, 11/09/26 (Call 10/09/26)	480	431,635
1.85%, 05/01/28 (Call 03/01/28)	645	572,728
1.95%, 11/09/28 (Call 09/09/28)	630	553,713
2.25%, 11/09/31 (Call 08/09/31)	525	441,299
2.30%, 05/01/31 (Call 02/01/31)	540	459,200
3.09%, 09/15/27 (Call 06/15/27)	495	469,958

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.39%, 05/01/29 (Call 02/01/29)	$395	$371,371
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	680	565,175
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	881	784,874
1.80%, 03/15/33 (Call 12/15/32)	375	279,968
2.20%, 06/15/28 (Call 04/15/28)	563	497,962
2.85%, 12/15/32 (Call 09/15/32)	390	325,724
3.00%, 01/15/27 (Call 10/15/26)	506	475,438
3.10%, 12/15/29 (Call 09/15/29)	315	287,460
3.25%, 06/15/29 (Call 03/15/29)	625	573,806
3.25%, 01/15/31 (Call 10/15/30)	620	550,969
3.40%, 01/15/28 (Call 11/15/27)	459	430,987
3.65%, 01/15/28 (Call 10/15/27)	265	253,329
3.88%, 07/15/24 (Call 04/15/24)	470	463,284
3.88%, 04/15/25 (Call 02/15/25)	215	210,347
3.95%, 08/15/27 (Call 05/15/27)	985	950,495
4.13%, 10/15/26 (Call 07/15/26)	520	508,846
4.63%, 11/01/25 (Call 09/01/25)	1,045	1,034,926
4.65%, 03/15/47 (Call 09/15/46)	143	131,190
4.70%, 12/15/28 (Call 11/15/28)	360	356,515
4.85%, 03/15/30 (Call 01/15/30)	130	129,988
4.88%, 06/01/26 (Call 03/01/26)	368	368,173
4.90%, 07/15/33 (Call 04/15/33)	540	530,248
5.63%, 10/13/32 (Call 07/13/32)	270	280,033
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	245	215,796
3.60%, 02/01/27 (Call 11/01/26)	195	186,867
3.70%, 06/15/30 (Call 03/15/30)	170	155,147
4.13%, 03/15/28 (Call 12/15/27)	230	219,029
4.40%, 02/01/47 (Call 08/01/46)	155	127,005
4.65%, 03/15/49 (Call 09/15/48)	295	253,199
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	370	299,519
2.15%, 09/01/31 (Call 06/01/31)	375	299,205
5.00%, 06/15/28 (Call 05/15/28)	220	218,689
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	425	382,704
4.75%, 10/15/27 (Call 10/15/23)	564	532,298
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	340	315,268
4.00%, 09/15/29 (Call 09/15/24)(b)(c)	360	303,178
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	560	420,375
3.90%, 10/15/29 (Call 07/15/29)	826	691,056
5.13%, 08/15/26 (Call 05/15/26)	1,447	1,373,521
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	620	491,455
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	1,150	986,159
3.88%, 02/15/27 (Call 02/15/24)	1,075	1,001,545
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	120	114,197
3.50%, 02/12/25 (Call 11/12/24)(b)	395	383,505
3.63%, 01/28/26 (Call 12/28/25)(b)	285	273,971
3.75%, 03/23/27 (Call 12/23/26)(b)	440	417,894
4.38%, 05/28/30 (Call 02/28/30)(b)	915	872,809

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(a)(b)	$1,105	$995,506
5.13%, 09/24/80 (Call 06/24/30), (5-year CMT + 4.685%)(a)(b)	590	501,010
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	285	223,659
4.35%, 10/01/24 (Call 09/01/24)	666	635,377
4.38%, 02/15/30 (Call 08/15/29)	320	238,141
4.50%, 03/15/25 (Call 09/15/24)	285	265,204
4.65%, 03/15/24 (Call 09/15/23)	100	98,020
4.75%, 10/01/26 (Call 08/01/26)	353	305,186
4.95%, 02/15/27 (Call 08/15/26)	325	275,412
4.95%, 10/01/29 (Call 07/01/29)	329	249,964
5.25%, 02/15/26 (Call 08/15/25)	255	225,943
5.50%, 12/15/27 (Call 09/15/27)	335	294,612
7.50%, 09/15/25 (Call 06/15/25)	615	602,854
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(c)	465	413,915
1.75%, 02/01/28 (Call 11/01/27)	362	315,005
2.00%, 09/13/24 (Call 06/13/24)	952	910,883
2.20%, 02/01/31 (Call 11/01/30)	390	318,560
2.25%, 01/15/32 (Call 10/15/31)	415	331,245
2.45%, 09/13/29 (Call 06/13/29)	1,194	1,041,586
2.65%, 07/15/30 (Call 04/15/30)	1,020	876,986
2.65%, 02/01/32 (Call 11/01/31)	500	415,145
3.25%, 11/30/26 (Call 08/30/26)	485	461,541
3.25%, 09/13/49 (Call 03/13/49)	710	486,144
3.30%, 01/15/26 (Call 10/15/25)	926	890,405
3.38%, 10/01/24 (Call 07/01/24)	955	932,920
3.38%, 06/15/27 (Call 03/15/27)	389	368,966
3.38%, 12/01/27 (Call 09/01/27)	224	211,151
3.50%, 09/01/25 (Call 06/01/25)	939	907,130
3.80%, 07/15/50 (Call 01/15/50)	595	447,375
4.25%, 10/01/44 (Call 04/01/44)	227	187,012
4.25%, 11/30/46 (Call 05/30/46)	435	356,178
4.75%, 03/15/42 (Call 09/15/41)	19	16,821
5.50%, 03/08/33 (Call 12/08/32)	500	509,300
5.85%, 03/08/53 (Call 09/08/52)	500	506,230
6.75%, 02/01/40 (Call 11/01/39)	472	529,362
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	485	457,709
4.25%, 02/01/26 (Call 11/01/25)	125	117,836
4.70%, 06/01/27 (Call 03/01/27)	755	701,863
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	315	266,616
2.70%, 02/15/32 (Call 11/15/31)	15	11,833
3.20%, 01/15/27 (Call 11/15/26)	212	194,033
3.20%, 02/15/31 (Call 11/15/30)	95	79,531
3.40%, 01/15/30 (Call 10/15/29)	250	216,085
4.00%, 07/15/29 (Call 04/15/29)	205	185,685
4.45%, 09/15/26 (Call 06/15/26)	495	479,591
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	285	245,223
3.75%, 12/31/24 (Call 09/30/24)(b)	235	220,327
4.38%, 01/15/27 (Call 07/15/26)(b)	460	396,249
4.75%, 03/15/25 (Call 09/15/24)	370	349,187
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	425	307,071
2.75%, 11/18/30 (Call 08/18/30)	425	311,903

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 03/15/28 (Call 12/15/27)	$268	$239,118
4.63%, 03/15/29 (Call 12/15/28)	682	605,691
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	440	377,089
2.70%, 07/15/31 (Call 04/15/31)	795	642,797
4.20%, 04/15/32 (Call 01/15/32)	279	250,868
5.70%, 01/15/33 (Call 10/15/32)	560	560,196
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	5	3,632
3.13%, 09/01/26 (Call 06/01/26)	329	297,005
3.88%, 07/15/27 (Call 04/15/27)	215	193,887
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(e)	1,400	1,188,838
5.25%, 12/15/24 (Call 09/15/24)(c)(e)	400	392,716
5.25%, 01/30/26 (Call 10/30/25)(e)	200	191,920
6.39%, 01/15/50 (Call 07/28/49)(e)	600	450,576
6.95%, 01/30/44 (Call 07/30/43)(e)	200	167,848
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	175	131,026
2.10%, 08/01/32 (Call 05/01/32)	680	532,732
2.95%, 09/01/26 (Call 06/01/26)	337	314,374
3.00%, 08/15/31 (Call 05/15/31)	805	695,858
3.10%, 11/01/34 (Call 08/01/34)	110	90,659
3.20%, 01/15/30 (Call 10/15/29)	525	473,224
3.50%, 07/01/27 (Call 04/01/27)	155	147,833
3.50%, 01/15/28 (Call 10/15/27)	250	232,938
4.40%, 01/26/29 (Call 10/26/28)	483	466,448
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)(c)	500	294,780
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	435	345,855
6.50%, 02/15/29 (Call 02/15/24)(b)	885	536,540
10.50%, 02/15/28 (Call 09/15/25)(b)	1,945	1,858,603
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	580	469,800
2.65%, 01/15/25 (Call 12/15/24)	304	288,338
3.00%, 01/15/30 (Call 10/15/29)	260	226,015
3.25%, 10/15/26 (Call 07/15/26)	371	347,334
3.50%, 02/01/25 (Call 11/01/24)	371	357,870
3.75%, 05/01/24 (Call 02/01/24)	91	89,168
3.85%, 04/01/27 (Call 01/01/27)	256	243,297
4.00%, 03/01/28 (Call 12/01/27)	414	391,843
4.13%, 01/15/26 (Call 10/15/25)	350	340,018
4.38%, 02/01/45 (Call 08/01/44)	160	130,734
4.40%, 01/15/29 (Call 10/15/28)	688	656,779
4.75%, 11/15/30 (Call 08/15/30)	615	592,411
4.88%, 04/15/49 (Call 10/15/48)	400	347,088
5.70%, 09/30/43 (Call 03/30/43)	125	121,059
VICI Properties LP
4.38%, 05/15/25	605	590,456
4.75%, 02/15/28 (Call 01/15/28)	610	589,114
4.95%, 02/15/30 (Call 12/15/29)	810	774,895
5.13%, 05/15/32 (Call 02/15/32)	630	601,222
5.63%, 05/15/52 (Call 11/15/51)	495	449,851
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(b)	1,216	1,169,427
3.75%, 02/15/27 (Call 02/15/24)(b)	803	750,259
3.88%, 02/15/29 (Call 11/15/28)(b)	590	531,507
4.13%, 08/15/30 (Call 02/15/25)(b)	1,035	929,099

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 12/01/26 (Call 12/01/23)(b)	$1,166	$1,111,513
4.50%, 09/01/26 (Call 06/01/26)(b)	845	803,713
4.50%, 01/15/28 (Call 10/15/27)(b)	830	783,080
4.63%, 06/15/25 (Call 03/15/25)(b)	480	466,498
4.63%, 12/01/29 (Call 12/01/24)(b)	1,144	1,064,595
5.63%, 05/01/24 (Call 02/04/24)(b)	623	619,779
5.75%, 02/01/27 (Call 11/01/26)(b)	618	613,495
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	360	302,965
3.40%, 06/01/31 (Call 03/01/31)	240	169,901
3.50%, 01/15/25 (Call 11/15/24)	445	414,308
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	1,150	1,006,227
3.50%, 06/15/29 (Call 03/15/29)(b)	330	277,019
4.13%, 09/20/28 (Call 06/20/28)(b)	235	208,344
4.63%, 09/20/48 (Call 03/20/48)(b)	525	371,884
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	842	797,273
4.75%, 09/17/44 (Call 03/17/44)(b)	314	230,890
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	850	700,221
3.85%, 06/15/32 (Call 03/15/32)	269	241,887
4.00%, 06/01/25 (Call 03/01/25)	1,331	1,297,592
6.50%, 03/15/41 (Call 09/15/40)	222	234,281
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	205	172,899
2.70%, 02/15/27 (Call 12/15/26)	395	362,069
2.75%, 01/15/31 (Call 10/15/30)	270	226,900
2.80%, 06/01/31 (Call 03/01/31)	582	488,653
3.10%, 01/15/30 (Call 10/15/29)	345	303,386
4.13%, 03/15/29 (Call 09/15/28)	500	468,750
4.25%, 04/01/26 (Call 01/01/26)	656	644,933
4.25%, 04/15/28 (Call 01/15/28)	585	562,437
4.95%, 09/01/48 (Call 03/01/48)	305	270,413
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	225	199,355
4.00%, 11/15/29 (Call 08/15/29)	533	504,373
4.00%, 04/15/30 (Call 01/15/30)	453	427,913
4.00%, 03/09/52 (Call 09/09/51)	70	57,362
6.95%, 10/01/27	72	77,803
7.38%, 03/15/32	711	824,149
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	762	584,484
2.40%, 02/01/31 (Call 11/01/30)	310	253,636
2.45%, 02/01/32 (Call 11/01/31)	240	192,710
3.85%, 07/15/29 (Call 04/15/29)	220	204,481
4.00%, 02/01/25 (Call 12/01/24)	116	113,504
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	365	315,214
6.38%, 08/15/25 (Call 08/15/23)(b)	392	386,677
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(e)	400	351,216

		226,424,937

Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	595	535,708
3.88%, 01/15/28 (Call 09/15/23)(b)	1,130	1,059,092
4.00%, 10/15/30 (Call 10/15/25)(b)	2,120	1,853,283
4.38%, 01/15/28 (Call 11/15/23)(b)	607	569,663
5.75%, 04/15/25 (Call 04/15/24)(b)	341	342,108

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	$2,071	$1,871,459
1.30%, 02/10/28 (Call 12/10/27)(b)	2,330	2,006,945
1.80%, 02/10/31 (Call 11/10/30)(b)	100	79,969
2.50%, 02/10/41 (Call 09/10/40)(b)	110	75,169
2.80%, 02/10/51 (Call 08/10/50)(b)	447	288,507
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/24)(b)	235	90,386
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(b)(c)	190	193,031
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)(c)	265	260,082
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	360	312,721
3.50%, 03/15/32 (Call 12/15/31)	375	323,479
3.90%, 04/15/30 (Call 01/15/30)	361	329,907
5.90%, 03/09/26	220	225,559
5.95%, 03/09/28 (Call 02/09/28)	700	721,630
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	453	397,032
3.44%, 05/13/41 (Call 11/13/40)(b)	510	380,628
3.55%, 07/26/27 (Call 04/26/27)(b)	805	762,432
3.63%, 05/13/51 (Call 11/13/50)(b)	440	309,069
3.80%, 01/25/50 (Call 07/25/49)(b)	554	410,769
4.50%, 07/26/47 (Call 01/26/47)(b)	330	271,950
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	335	271,323
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)	261	238,267
4.63%, 11/15/29 (Call 11/15/24)(b)	580	516,710
4.75%, 03/01/30 (Call 03/01/25)	313	276,974
5.00%, 02/15/32 (Call 11/15/26)(b)	440	379,267
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)	200	130,490
7.13%, 07/15/29 (Call 07/15/24)(b)(c)	370	209,768
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	451	375,214
2.40%, 08/01/31 (Call 05/01/31)	465	359,371
3.50%, 11/15/24 (Call 09/15/24)	90	87,583
3.80%, 11/15/27 (Call 08/15/27)	420	389,122
3.85%, 03/01/32 (Call 12/01/31)	255	215,523
4.50%, 10/01/25 (Call 07/01/25)	235	229,816
4.75%, 06/01/30 (Call 03/01/30)	681	642,258
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	993	795,264
3.13%, 04/21/26 (Call 01/21/26)	403	386,404
3.25%, 04/15/25 (Call 01/15/25)	220	213,057
3.63%, 04/15/25 (Call 03/15/25)	1,140	1,111,580
3.75%, 06/01/27 (Call 03/01/27)	458	444,077
3.75%, 04/18/29 (Call 01/18/29)	275	260,829
4.00%, 04/15/30 (Call 01/15/30)	458	435,837
4.50%, 02/01/28 (Call 01/01/28)	1,020	1,016,838
4.75%, 08/01/32 (Call 05/01/32)	270	268,399
4.75%, 02/01/33 (Call 11/01/32)	415	412,771
Bath & Body Works Inc.
5.25%, 02/01/28	350	334,054
6.63%, 10/01/30 (Call 10/01/25)(b)	850	816,153
6.69%, 01/15/27	310	310,344
6.75%, 07/01/36	521	463,508
6.88%, 11/01/35	711	640,241
6.95%, 03/01/33(c)	285	251,815
7.50%, 06/15/29 (Call 06/15/24)	350	356,286

Security	Par (000)	Value

Retail (continued)
7.60%, 07/15/37(c)	$205	$182,639
9.38%, 07/01/25(b)(c)	185	198,270
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/24), (8.50% PIK)(b)(h)	300	238,764
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(b)	285	250,800
4.50%, 11/15/26 (Call 11/15/23)(b)	355	337,541
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	150	3,993
4.92%, 08/01/34 (Call 02/01/34)	255	8,280
5.17%, 08/01/44 (Call 02/01/44)	328	9,315
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	830	681,903
4.45%, 10/01/28 (Call 07/01/28)	476	473,791
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	247	223,542
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	295	246,741
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	465	455,375
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)(c)	210	173,750
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	445	179,807
5.50%, 04/15/27 (Call 04/15/24)(b)	390	167,809
5.63%, 10/01/25 (Call 10/01/23)(b)(c)	390	249,198
5.88%, 10/01/28 (Call 10/01/23)(b)	415	172,237
10.25%, 05/01/30 (Call 05/01/27)(b)(c)	2,120	1,164,028
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	495	470,344
Chengdu Communications Investment Group Co. Ltd., 2.20%, 12/01/24(e)	600	566,958
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(b)	215	165,776
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,113	1,005,184
1.60%, 04/20/30 (Call 01/20/30)	1,087	923,015
1.75%, 04/20/32 (Call 01/20/32)	1,399	1,155,672
2.75%, 05/18/24 (Call 03/18/24)	703	687,168
3.00%, 05/18/27 (Call 02/18/27)	802	775,181
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	879	857,095
4.55%, 02/15/48 (Call 08/15/47)	375	318,345
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(b)	302	307,167
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	420	347,932
4.10%, 01/15/52 (Call 07/15/51)	500	350,195
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	816	754,857
3.88%, 04/15/27 (Call 01/15/27)	570	556,183
4.13%, 05/01/28 (Call 02/01/28)	127	124,597
4.13%, 04/03/50 (Call 10/03/49)	488	399,330
4.15%, 11/01/25 (Call 08/01/25)	180	177,674
4.25%, 09/20/24	20	19,815
4.63%, 11/01/27 (Call 10/01/27)	465	467,027
5.00%, 11/01/32 (Call 08/01/32)	570	575,780
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	545	459,893
3.38%, 12/01/51 (Call 06/01/51)	290	205,239
4.00%, 05/15/25 (Call 03/15/25)	665	654,087
4.20%, 05/15/28 (Call 02/15/28)	872	854,926

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(b)	$550	$521,109
8.50%, 10/30/25 (Call 10/30/23)(b)	485	461,885
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(e)	400	383,016
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(b)	410	410,722
Falabella SA
3.38%, 01/15/32 (Call 10/15/31)(e)	200	156,384
3.75%, 10/30/27 (Call 07/30/27)(e)	600	538,650
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(b)	430	400,420
5.88%, 04/01/29 (Call 04/01/24)(b)	630	532,678
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	750	655,837
6.75%, 01/15/30 (Call 01/15/25)(b)	920	745,209
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	355	324,704
5.63%, 01/01/30 (Call 01/01/25)(b)	415	385,477
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	255	215,439
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)(c)	310	248,515
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	555	394,450
3.88%, 10/01/31 (Call 10/01/26)(b)	565	393,720
Genuine Parts Co.
1.75%, 02/01/25 (Call 05/09/23)	145	137,150
1.88%, 11/01/30 (Call 08/01/30)	395	316,924
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	560	496,787
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(b)	370	329,626
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	267	235,654
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	1,220	1,054,129
1.38%, 03/15/31 (Call 12/15/30)	1,160	938,869
1.50%, 09/15/28 (Call 07/15/28)	450	395,231
1.88%, 09/15/31 (Call 06/15/31)	250	207,888
2.13%, 09/15/26 (Call 06/15/26)	265	249,079
2.38%, 03/15/51 (Call 09/15/50)	1,118	709,192
2.50%, 04/15/27 (Call 02/15/27)	1,070	1,014,296
2.70%, 04/15/25 (Call 03/15/25)	315	306,334
2.70%, 04/15/30 (Call 01/15/30)	1,258	1,147,082
2.75%, 09/15/51 (Call 03/15/51)	638	436,047
2.80%, 09/14/27 (Call 06/14/27)	1,428	1,355,786
2.88%, 04/15/27 (Call 03/15/27)	900	862,452
2.95%, 06/15/29 (Call 03/15/29)	1,563	1,459,654
3.00%, 04/01/26 (Call 01/01/26)	480	467,285
3.13%, 12/15/49 (Call 06/15/49)	1,110	822,477
3.25%, 04/15/32 (Call 01/15/32)	1,255	1,158,152
3.30%, 04/15/40 (Call 10/15/39)	1,146	954,584
3.35%, 09/15/25 (Call 06/15/25)	534	523,635
3.35%, 04/15/50 (Call 10/15/49)	966	751,732
3.50%, 09/15/56 (Call 03/15/56)	390	305,191
3.63%, 04/15/52 (Call 10/15/51)	1,195	973,244
3.90%, 12/06/28 (Call 09/06/28)	720	714,442
3.90%, 06/15/47 (Call 12/15/46)	953	819,513
4.00%, 09/15/25 (Call 08/15/25)	335	333,918
4.20%, 04/01/43 (Call 10/01/42)	757	694,540
4.25%, 04/01/46 (Call 10/01/45)	1,327	1,205,221
4.40%, 03/15/45 (Call 09/15/44)	936	869,694

Security	Par (000)	Value

Retail (continued)
4.50%, 09/15/32 (Call 06/15/32)(c)	$700	$709,086
4.50%, 12/06/48 (Call 06/06/48)	1,153	1,090,392
4.88%, 02/15/44 (Call 08/15/43)	593	590,907
4.95%, 09/15/52 (Call 03/15/52)	880	885,438
5.40%, 09/15/40 (Call 03/15/40)	543	572,349
5.88%, 12/16/36	1,814	2,045,775
5.95%, 04/01/41 (Call 10/01/40)	147	164,918
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(e)	400	344,112
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(b)	494	499,098
JMH Co. Ltd.
2.50%, 04/09/31 (Call 01/09/31)(e)	600	512,700
2.88%, 04/09/36 (Call 01/09/36)(e)	400	322,500
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(b)	290	255,122
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(b)	769	757,603
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	470	439,511
4.63%, 05/01/31 (Call 02/01/31)	410	275,053
5.55%, 07/17/45 (Call 01/17/45)(c)	313	182,470
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	575	458,022
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	702	598,118
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	580	502,216
4.38%, 01/15/31 (Call 10/15/25)(b)	425	364,956
4.63%, 12/15/27 (Call 12/15/23)(b)	345	321,851
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	890	769,975
1.70%, 09/15/28 (Call 07/15/28)	1,015	886,917
1.70%, 10/15/30 (Call 07/15/30)	870	709,024
2.50%, 04/15/26 (Call 01/15/26)	1,717	1,631,528
2.63%, 04/01/31 (Call 01/01/31)	750	644,693
2.80%, 09/15/41 (Call 03/15/41)	760	537,320
3.00%, 10/15/50 (Call 04/15/50)	1,383	921,728
3.10%, 05/03/27 (Call 02/03/27)	963	917,980
3.13%, 09/15/24 (Call 06/15/24)	866	846,619
3.35%, 04/01/27 (Call 03/01/27)	535	515,660
3.38%, 09/15/25 (Call 06/15/25)	605	588,121
3.50%, 04/01/51 (Call 10/01/50)	580	420,036
3.65%, 04/05/29 (Call 01/05/29)	1,178	1,122,457
3.70%, 04/15/46 (Call 10/15/45)	925	718,780
3.75%, 04/01/32 (Call 01/01/32)	1,665	1,542,206
4.00%, 04/15/25 (Call 03/15/25)	1,183	1,168,011
4.05%, 05/03/47 (Call 11/03/46)	1,138	926,616
4.25%, 04/01/52 (Call 10/01/51)	1,010	832,593
4.38%, 09/15/45 (Call 03/15/45)	405	343,485
4.40%, 09/08/25	705	701,954
4.45%, 04/01/62 (Call 10/01/61)	697	570,815
4.50%, 04/15/30 (Call 01/15/30)	673	666,034
4.55%, 04/05/49 (Call 10/05/48)	280	241,251
4.65%, 04/15/42 (Call 10/15/41)	310	279,617
4.80%, 04/01/26 (Call 03/01/26)	335	337,519
5.00%, 04/15/33 (Call 01/15/33)(c)	860	868,566
5.00%, 04/15/40 (Call 10/15/39)	288	276,500
5.13%, 04/15/50 (Call 10/15/49)	528	503,332
5.15%, 07/01/33 (Call 04/01/33)	425	433,228
5.50%, 10/15/35	20	20,578
5.63%, 04/15/53 (Call 10/15/52)	1,135	1,141,572
5.75%, 07/01/53 (Call 01/01/53)	210	214,022

126	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.80%, 09/15/62 (Call 03/15/62)	$845	$850,171
5.85%, 04/01/63 (Call 10/01/62)	710	715,396
6.50%, 03/15/29	100	111,324
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/24)(b)	585	547,876
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	190	115,345
4.50%, 12/15/34 (Call 06/15/34)	265	189,496
5.13%, 01/15/42 (Call 07/15/41)	255	168,560
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	330	302,158
5.88%, 03/15/30 (Call 03/15/25)(b)(c)	300	266,172
6.13%, 03/15/32 (Call 03/15/27)(b)	320	280,093
6.38%, 03/15/37(c)	160	122,942
6.70%, 07/15/34(b)	126	103,572
Marks & Spencer PLC, 7.13%, 12/01/37(b)	225	209,491
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	45	42,136
2.13%, 03/01/30 (Call 12/01/29)	555	482,217
2.63%, 09/01/29 (Call 06/01/29)	820	746,585
3.25%, 06/10/24	148	145,928
3.30%, 07/01/25 (Call 06/15/25)	1,455	1,422,844
3.38%, 05/26/25 (Call 02/26/25)	739	723,355
3.50%, 03/01/27 (Call 12/01/26)	665	648,176
3.50%, 07/01/27 (Call 05/01/27)	862	838,192
3.60%, 07/01/30 (Call 04/01/30)	1,215	1,157,980
3.63%, 05/01/43	120	98,105
3.63%, 09/01/49 (Call 03/01/49)	1,121	889,200
3.70%, 01/30/26 (Call 10/30/25)	1,524	1,504,279
3.70%, 02/15/42	280	232,375
3.80%, 04/01/28 (Call 01/01/28)	1,206	1,187,789
4.20%, 04/01/50 (Call 10/01/49)	903	789,448
4.45%, 03/01/47 (Call 09/01/46)	481	438,864
4.45%, 09/01/48 (Call 03/01/48)	282	257,742
4.60%, 09/09/32 (Call 06/09/32)	200	202,884
4.60%, 05/26/45 (Call 11/26/44)	228	211,570
4.70%, 12/09/35 (Call 06/09/35)	768	768,154
4.88%, 07/15/40	607	589,476
4.88%, 12/09/45 (Call 06/09/45)	861	833,147
5.15%, 09/09/52 (Call 03/09/52)	350	354,281
5.70%, 02/01/39	856	907,411
6.30%, 10/15/37	580	662,888
6.30%, 03/01/38	826	941,491
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	620	510,403
7.88%, 05/01/29 (Call 04/01/24)(b)	941	629,896
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	330	282,252
4.75%, 09/15/29 (Call 09/15/24)	405	378,144
5.63%, 05/01/27 (Call 05/01/23)	160	157,544
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/24)(b)	810	753,251
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	277	239,780
4.25%, 08/01/31 (Call 05/01/31)	380	282,127
4.38%, 04/01/30 (Call 01/01/30)	410	320,632
5.00%, 01/15/44 (Call 07/15/43)	714	446,229
6.95%, 03/15/28(c)	337	323,914
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	440	355,876
3.55%, 03/15/26 (Call 12/15/25)	115	112,286

Security	Par (000)	Value

Retail (continued)
3.60%, 09/01/27 (Call 06/01/27)	$691	$670,049
3.90%, 06/01/29 (Call 03/01/29)	369	355,417
4.20%, 04/01/30 (Call 01/01/30)	5	4,829
4.35%, 06/01/28 (Call 03/01/28)	215	214,159
4.70%, 06/15/32 (Call 03/15/32)	770	765,365
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	255	220,080
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)(c)	295	215,843
6.75%, 08/01/29 (Call 08/01/24)(b)	240	175,190
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(b)	245	213,111
7.50%, 10/15/27 (Call 10/15/23)(b)	390	384,583
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)	370	353,047
3.75%, 06/15/29 (Call 06/15/24)	370	321,463
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	815	770,232
7.75%, 02/15/29 (Call 02/15/24)(b)	915	901,806
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	348	171,300
4.45%, 02/15/25 (Call 11/15/24)	430	316,295
4.75%, 02/15/27 (Call 11/15/26)	415	209,094
4.85%, 04/01/24	26	22,283
5.45%, 08/15/34 (Call 02/15/34)	295	125,198
5.95%, 03/15/43	240	100,106
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(b)(c)	358	246,172
7.70%, 02/15/27(c)	56	18,289
8.00%, 11/15/26 (Call 01/15/24)(b)	706	381,565
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	637	571,096
1.88%, 04/15/31 (Call 01/15/31)	240	194,520
4.60%, 04/15/25 (Call 03/15/25)	673	669,756
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	470	463,961
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/23)(b)	260	240,700
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	499	419,245
4.88%, 11/15/31 (Call 11/15/26)(b)	410	330,960
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(b)	590	535,372
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	485	428,221
6.00%, 12/01/29 (Call 12/01/24)(b)	610	496,723
6.13%, 07/01/29 (Call 07/01/24)(b)(c)	315	260,530
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(b)	1,420	1,199,531
10.75%, 04/15/27 (Call 04/15/24)(b)(c)	735	493,942
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	1,115	1,022,656
2.25%, 03/12/30 (Call 12/12/29)	438	378,712
2.45%, 06/15/26 (Call 03/15/26)	635	599,186
2.55%, 11/15/30 (Call 08/15/30)	1,376	1,204,826
3.00%, 02/14/32 (Call 11/14/31)	840	749,482
3.35%, 03/12/50 (Call 09/12/49)	180	134,462
3.50%, 03/01/28 (Call 12/01/27)	542	523,697
3.50%, 11/15/50 (Call 05/15/50)	653	503,633
3.55%, 08/15/29 (Call 05/15/29)	848	812,927
3.75%, 12/01/47 (Call 06/01/47)	590	477,281

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.80%, 08/15/25 (Call 06/15/25)	$951	$937,543
4.00%, 11/15/28 (Call 08/15/28)	650	642,018
4.30%, 06/15/45 (Call 12/10/44)	115	103,089
4.45%, 08/15/49 (Call 02/15/49)	750	675,892
4.50%, 11/15/48 (Call 05/15/48)	776	705,167
4.75%, 02/15/26 (Call 01/15/26)	300	302,697
4.80%, 02/15/33 (Call 11/15/32)	800	810,808
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(b)	485	424,690
5.88%, 03/01/27 (Call 03/01/24)	245	239,020
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	460	407,353
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	515	479,249
2.25%, 04/15/25 (Call 03/15/25)	975	938,428
2.35%, 02/15/30 (Call 11/15/29)	544	482,577
2.50%, 04/15/26	853	821,865
2.65%, 09/15/30 (Call 06/15/30)	597	533,258
2.95%, 01/15/52 (Call 07/15/51)	995	725,405
3.38%, 04/15/29 (Call 01/15/29)	1,070	1,031,598
3.50%, 07/01/24	542	535,312
3.63%, 04/15/46	705	588,315
3.90%, 11/15/47 (Call 05/15/47)	431	372,143
4.00%, 07/01/42	225	207,063
4.40%, 01/15/33 (Call 10/15/32)	705	704,387
4.50%, 09/15/32 (Call 06/15/32)	900	907,290
4.80%, 01/15/53 (Call 07/15/52)	1,000	984,570
6.50%, 10/15/37	250	294,303
7.00%, 01/15/38	100	122,910
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	700	611,212
1.60%, 05/15/31 (Call 02/15/31)	355	292,932
2.25%, 09/15/26 (Call 06/15/26)	595	560,770
3.88%, 04/15/30 (Call 01/15/30)	537	523,188
4.50%, 04/15/50 (Call 10/15/49)	360	343,786
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/23)(b)	231	230,644
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	335	268,228
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	455	368,040
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(b)	35	31,678
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	582	513,359
3.45%, 06/01/26 (Call 03/01/26)	682	654,856
3.80%, 11/18/24 (Call 08/18/24)	276	270,825
4.10%, 04/15/50 (Call 10/15/49)	1,216	919,454
4.50%, 11/18/34 (Call 05/18/34)	305	281,277
4.65%, 06/01/46 (Call 12/01/45)	160	131,982
4.80%, 11/18/44 (Call 05/18/44)	30	25,974
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	102	92,361
2.50%, 09/22/41 (Call 03/22/41)	1,195	915,143
2.65%, 09/22/51 (Call 03/22/51)	1,323	957,601
2.95%, 09/24/49 (Call 03/24/49)	120	91,235
3.05%, 07/08/26 (Call 05/08/26)	665	647,118
3.25%, 07/08/29 (Call 04/08/29)	860	824,078
3.55%, 06/26/25 (Call 04/26/25)	85	83,980
3.63%, 12/15/47 (Call 06/15/47)	250	214,125
3.70%, 06/26/28 (Call 03/26/28)	1,185	1,179,312

Security	Par (000)	Value

Retail (continued)
3.90%, 04/15/28 (Call 03/15/28)	$370	$369,515
3.95%, 06/28/38 (Call 12/28/37)	445	426,452
4.00%, 04/15/26 (Call 03/15/26)	240	240,274
4.00%, 04/15/30 (Call 02/15/30)	1,230	1,224,280
4.00%, 04/11/43 (Call 10/11/42)	10	9,239
4.05%, 06/29/48 (Call 12/29/47)	1,153	1,084,004
4.10%, 04/15/33 (Call 01/15/33)	700	698,131
4.15%, 09/09/32 (Call 06/09/32)	715	720,648
4.50%, 09/09/52 (Call 03/09/52)	900	894,978
4.50%, 04/15/53 (Call 10/15/52)	1,125	1,115,449
5.00%, 10/25/40	125	129,883
5.25%, 09/01/35	866	955,414
5.63%, 04/01/40	685	765,179
5.63%, 04/15/41	195	220,225
5.88%, 04/05/27	40	42,778
6.20%, 04/15/38	430	510,939
6.50%, 08/15/37	105	127,982
7.55%, 02/15/30	100	120,680
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	485	424,137
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/24), (9.00% PIK)(b)(c)(h)	200	184,070
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	851	752,880
4.63%, 01/31/32 (Call 10/01/26)	810	756,038
4.75%, 01/15/30 (Call 10/15/29)(b)	560	541,229
5.35%, 11/01/43 (Call 05/01/43)	222	196,017
5.38%, 04/01/32 (Call 04/01/27)	720	702,432
6.88%, 11/15/37	205	220,232
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/26 (Call 12/13/25)(e)	200	184,118

		193,657,554

Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	1,266	1,153,022
1.50%, 10/13/26(b)	385	341,172
3.90%, 07/21/25(b)	1,512	1,472,567
3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(a)(b)	395	362,235
4.00%, 09/14/26(b)	575	540,086
4.13%, 10/18/32 (Call 10/18/27), (5-year USD ICE Swap + 1.849%)(a)(b)	464	412,399
4.30%, 03/08/29 (Call 03/08/28), (3-mo. LIBOR US + 1.452%)(a)(b)	1,705	1,614,004
4.85%, 07/27/27(b)	450	440,527

		6,336,012

Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	365	354,265
4.39%, 06/01/52 (Call 12/01/51)	760	708,176
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/24)(b)	325	325,533
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(b)	270	253,287
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	455	400,869
2.10%, 10/01/31 (Call 07/01/31)	538	458,075
2.80%, 10/01/41 (Call 04/01/41)	320	245,162
2.95%, 04/01/25 (Call 03/01/25)	220	213,631
2.95%, 10/01/51 (Call 04/01/51)	770	560,129
3.45%, 06/15/27 (Call 03/15/27)(b)	85	82,012

128	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 12/05/26 (Call 09/05/26)	$1,370	$1,335,202
5.30%, 12/15/45 (Call 06/15/45)	50	51,719
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	810	685,138
2.75%, 06/01/50 (Call 12/01/49)	787	572,283
3.30%, 04/01/27 (Call 01/01/27)	1,169	1,132,387
3.90%, 10/01/25 (Call 07/01/25)	513	507,885
4.35%, 04/01/47 (Call 10/01/46)	841	795,468
5.10%, 10/01/35 (Call 04/01/35)	517	542,276
5.85%, 06/15/41	596	661,804
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	535	517,714
3.50%, 01/15/28 (Call 10/15/27)	695	652,501
3.88%, 01/15/27 (Call 10/15/26)	1,959	1,901,503
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	1,153	1,011,504
2.45%, 02/15/31 (Call 11/15/30)(b)	2,050	1,681,861
2.60%, 02/15/33 (Call 11/15/32)(b)	750	590,857
3.14%, 11/15/35 (Call 08/15/35)(b)	1,945	1,506,111
3.15%, 11/15/25 (Call 10/15/25)	851	817,020
3.19%, 11/15/36 (Call 08/15/36)(b)	925	704,480
3.42%, 04/15/33 (Call 01/15/33)(b)	2,156	1,814,274
3.46%, 09/15/26 (Call 07/15/26)	1,128	1,081,301
3.47%, 04/15/34 (Call 01/15/34)(b)	2,645	2,185,563
3.50%, 02/15/41 (Call 08/15/40)(b)	2,684	2,022,609
3.63%, 10/15/24 (Call 09/15/24)	120	117,353
3.75%, 02/15/51 (Call 08/15/50)(b)	1,075	791,039
4.00%, 04/15/29 (Call 02/15/29)(b)	595	559,336
4.11%, 09/15/28 (Call 06/15/28)	795	764,687
4.15%, 11/15/30 (Call 08/15/30)	1,421	1,322,610
4.15%, 04/15/32 (Call 01/15/32)(b)	665	607,670
4.30%, 11/15/32 (Call 08/15/32)	1,529	1,403,790
4.75%, 04/15/29 (Call 01/15/29)	200	198,036
4.93%, 05/15/37 (Call 02/15/37)(b)	2,385	2,177,314
5.00%, 04/15/30 (Call 01/15/30)	90	89,096
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	770	716,285
5.95%, 06/15/30 (Call 06/15/25)(b)	625	593,762
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)(c)	270	231,196
4.38%, 04/15/28 (Call 04/15/24)(b)	405	369,611
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	510	446,576
2.00%, 08/12/31 (Call 05/12/31)	674	556,731
2.45%, 11/15/29 (Call 08/15/29)	1,491	1,315,196
2.60%, 05/19/26 (Call 02/19/26)	723	689,272
2.70%, 06/17/24 (Call 04/17/24)(c)	50	48,909
2.80%, 08/12/41 (Call 02/12/41)	335	241,200
2.88%, 05/11/24 (Call 03/11/24)	734	719,276
3.05%, 08/12/51 (Call 02/12/51)	353	240,118
3.10%, 02/15/60 (Call 08/15/59)	1,125	727,504
3.15%, 05/11/27 (Call 02/11/27)	685	657,456
3.20%, 08/12/61 (Call 02/12/61)	475	313,585
3.25%, 11/15/49 (Call 05/15/49)	1,643	1,161,092
3.40%, 03/25/25 (Call 02/25/25)	1,607	1,579,713
3.70%, 07/29/25 (Call 04/29/25)	890	876,232
3.73%, 12/08/47 (Call 06/08/47)	1,531	1,206,244
3.75%, 03/25/27 (Call 01/25/27)	920	902,557
3.75%, 08/05/27 (Call 07/05/27)	705	690,110
3.90%, 03/25/30 (Call 12/25/29)	1,014	973,268

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 08/05/29 (Call 06/05/29)	$400	$390,200
4.00%, 12/15/32	616	585,397
4.10%, 05/19/46 (Call 11/19/45)	660	558,380
4.10%, 05/11/47 (Call 11/11/46)	963	806,570
4.15%, 08/05/32 (Call 05/05/32)	650	627,913
4.25%, 12/15/42	646	570,915
4.60%, 03/25/40 (Call 09/25/39)	700	661,087
4.75%, 03/25/50 (Call 09/25/49)	1,820	1,653,488
4.80%, 10/01/41	675	642,546
4.88%, 02/10/26	1,023	1,036,831
4.88%, 02/10/28 (Call 01/10/28)	1,330	1,352,863
4.90%, 07/29/45 (Call 01/29/45)	460	455,405
4.90%, 08/05/52 (Call 02/05/52)	895	826,192
4.95%, 03/25/60 (Call 09/25/59)	970	894,903
5.05%, 08/05/62 (Call 02/05/62)	475	437,518
5.13%, 02/10/30 (Call 12/10/29)	1,520	1,556,845
5.20%, 02/10/33 (Call 11/10/32)	1,370	1,398,441
5.63%, 02/10/43 (Call 08/10/42)	885	908,594
5.70%, 02/10/53 (Call 08/10/52)	1,330	1,359,686
5.90%, 02/10/63 (Call 08/10/62)	995	1,024,452
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	510	388,334
4.10%, 03/15/29 (Call 12/15/28)	849	838,727
4.65%, 11/01/24 (Call 08/01/24)	222	221,996
4.65%, 07/15/32 (Call 04/15/32)	430	436,803
4.95%, 07/15/52 (Call 01/15/52)	925	915,778
5.00%, 03/15/49 (Call 09/15/48)	531	521,007
5.25%, 07/15/62 (Call 01/15/62)	755	766,453
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	383	324,401
2.88%, 06/15/50 (Call 12/15/49)	669	472,388
3.13%, 06/15/60 (Call 12/15/59)	755	521,312
3.75%, 03/15/26 (Call 01/15/26)	1,268	1,251,960
3.80%, 03/15/25 (Call 12/15/24)	360	354,406
4.00%, 03/15/29 (Call 12/15/28)	795	783,759
4.88%, 03/15/49 (Call 09/15/48)	481	473,415
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	449	409,546
2.45%, 04/15/28 (Call 02/15/28)	941	826,311
2.95%, 04/15/31 (Call 01/15/31)	552	461,511
4.88%, 06/22/28 (Call 03/22/28)	404	397,924
Microchip Technology Inc.
0.98%, 09/01/24	864	812,972
4.25%, 09/01/25 (Call 09/01/23)	630	617,954
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	650	519,642
3.37%, 11/01/41 (Call 05/01/41)	495	347,886
3.48%, 11/01/51 (Call 05/01/51)	625	411,375
4.19%, 02/15/27 (Call 12/15/26)	1,080	1,041,833
4.66%, 02/15/30 (Call 11/15/29)	722	691,308
4.98%, 02/06/26 (Call 12/06/25)	789	785,694
5.33%, 02/06/29 (Call 11/06/28)	674	670,468
5.38%, 04/15/28 (Call 03/15/28)	910	906,624
5.88%, 02/09/33 (Call 11/09/32)	500	504,210
5.88%, 09/15/33 (Call 06/15/33)	540	540,648
6.75%, 11/01/29 (Call 09/01/29)	915	964,968
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	90	86,095
1.55%, 06/15/28 (Call 04/15/28)	1,185	1,053,263
2.00%, 06/15/31 (Call 03/15/31)	1,034	875,405

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.85%, 04/01/30 (Call 01/01/30)	$1,467	$1,345,122
3.20%, 09/16/26 (Call 06/16/26)	465	453,170
3.50%, 04/01/40 (Call 10/01/39)	1,124	966,247
3.50%, 04/01/50 (Call 10/01/49)	1,253	1,023,012
3.70%, 04/01/60 (Call 10/01/59)	485	389,979
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	663	668,132
5.55%, 12/01/28 (Call 09/01/28)	572	583,903
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	815	674,160
2.65%, 02/15/32 (Call 11/15/31)	505	416,140
2.70%, 05/01/25 (Call 04/01/25)	500	476,010
3.13%, 02/15/42 (Call 08/15/41)	655	465,862
3.15%, 05/01/27 (Call 03/01/27)	829	777,005
3.25%, 05/11/41 (Call 11/11/40)	815	592,766
3.25%, 11/30/51 (Call 05/30/51)	500	332,960
3.40%, 05/01/30 (Call 02/01/30)	822	738,633
3.88%, 06/18/26 (Call 04/18/26)	510	493,552
4.30%, 06/18/29 (Call 03/18/29)	923	886,154
4.40%, 06/01/27 (Call 05/01/27)	70	68,871
5.00%, 01/15/33 (Call 10/15/32)	525	513,544
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	440	398,464
Qorvo Inc.
1.75%, 12/15/24 (Call 05/09/23)(b)	1,840	1,725,129
3.38%, 04/01/31 (Call 04/01/26)(b)	965	785,356
4.38%, 10/15/29 (Call 10/15/24)	932	847,393
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	888	776,627
1.65%, 05/20/32 (Call 02/20/32)	861	694,190
2.15%, 05/20/30 (Call 02/20/30)	848	741,186
2.90%, 05/20/24 (Call 03/20/24)	230	225,529
3.25%, 05/20/27 (Call 02/20/27)	833	807,394
3.25%, 05/20/50 (Call 11/20/49)	445	342,628
3.45%, 05/20/25 (Call 02/20/25)	993	974,063
4.25%, 05/20/32 (Call 02/20/32)	165	164,856
4.30%, 05/20/47 (Call 11/20/46)	1,215	1,125,029
4.50%, 05/20/52 (Call 11/20/51)	815	754,429
4.65%, 05/20/35 (Call 11/20/34)	820	826,552
4.80%, 05/20/45 (Call 11/20/44)	1,230	1,217,331
5.40%, 05/20/33 (Call 02/20/33)	600	644,982
6.00%, 05/20/53 (Call 11/20/52)	645	733,978
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	1,090	970,492
SK Hynix Inc.
1.50%, 01/19/26(e)	800	708,208
2.38%, 01/19/31(e)	800	603,152
3.00%, 09/17/24(e)	200	192,274
6.25%, 01/17/26(e)	600	601,836
6.38%, 01/17/28(e)	900	905,580
6.50%, 01/17/33(e)	500	497,650
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	980	883,656
3.00%, 06/01/31 (Call 03/01/31)	570	475,386
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	265	222,796
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	95	86,259
1.38%, 03/12/25 (Call 02/12/25)	567	537,113
1.75%, 05/04/30 (Call 02/04/30)	702	595,745
1.90%, 09/15/31 (Call 06/15/31)	605	509,404

Security	Par (000)	Value

Semiconductors (continued)
2.25%, 09/04/29 (Call 06/04/29)	$654	$583,904
2.63%, 05/15/24 (Call 03/15/24)	315	308,095
2.70%, 09/15/51 (Call 03/15/51)	620	441,607
2.90%, 11/03/27 (Call 08/03/27)	955	910,230
3.65%, 08/16/32 (Call 05/16/32)	270	257,350
3.88%, 03/15/39 (Call 09/15/38)	622	570,679
4.10%, 08/16/52 (Call 02/16/52)	305	279,109
4.15%, 05/15/48 (Call 11/15/47)	1,115	1,030,773
4.60%, 02/15/28 (Call 01/15/28)	240	245,544
4.70%, 11/18/24	400	400,900
4.90%, 03/14/33 (Call 12/14/32)	365	380,487
5.00%, 03/14/53 (Call 09/14/52)	565	585,696
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	410	373,289
2.50%, 10/25/31 (Call 07/25/31)	275	235,262
3.13%, 10/25/41 (Call 04/25/41)	720	585,871
3.25%, 10/25/51 (Call 04/25/51)	725	568,277
3.88%, 04/22/27 (Call 03/22/27)	600	589,824
4.25%, 04/22/32 (Call 01/22/32)	575	569,629
4.50%, 04/22/52 (Call 10/22/51)	560	547,988
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(e)	800	728,504
1.00%, 09/28/27 (Call 07/28/27)(e)	1,000	866,350
1.25%, 04/23/26 (Call 03/23/26)(e)	800	726,200
1.38%, 09/28/30 (Call 06/28/30)(e)	1,200	962,724
1.75%, 04/23/28 (Call 02/23/28)(e)	600	529,764
2.25%, 04/23/31 (Call 01/23/31)(e)	600	506,742
4.38%, 07/22/27 (Call 06/22/27)(e)	200	200,526
4.63%, 07/22/32 (Call 04/22/32)(e)	200	203,442
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	886	776,278
2.95%, 06/01/24 (Call 04/01/24)	423	413,601

		137,422,559

Shipbuilding — 0.0%
CSSC Capital 2015 Ltd.
2.10%, 07/27/26(e)	400	363,772
3.00%, 02/13/30(e)	400	331,648
CSSC Capital Ltd. Co., 2.50%, 02/13/25(e)	200	190,688
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	260	222,082
3.48%, 12/01/27 (Call 09/01/27)	1,080	1,018,041
3.84%, 05/01/25 (Call 04/01/25)	840	819,806
4.20%, 05/01/30 (Call 02/01/30)	559	526,382

		3,472,419

Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(b)	220	219,274
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	698	566,825
2.50%, 09/15/50 (Call 03/15/50)	1,304	850,104
3.40%, 09/15/26 (Call 06/15/26)	1,262	1,223,408
3.40%, 06/15/27 (Call 03/15/27)	525	504,667
4.50%, 06/15/47 (Call 12/15/46)	711	662,830
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	256	245,507
2.15%, 02/01/27 (Call 12/01/26)	694	645,892
2.30%, 02/01/30 (Call 11/01/29)	1,635	1,452,223
3.25%, 02/01/25 (Call 11/01/24)	738	724,030
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)	370	359,844
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	440	368,254

130	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.85%, 01/15/30 (Call 10/15/29)	$702	$626,128
3.50%, 06/15/27 (Call 03/15/27)	720	696,744
4.38%, 06/15/25 (Call 03/15/25)	290	288,318
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	745	672,839
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/23)(b)	450	448,844
9.13%, 03/01/26 (Call 09/01/23)(b)	270	263,455
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	610	511,052
2.90%, 12/01/29 (Call 09/01/29)	541	475,388
3.40%, 06/27/26 (Call 03/27/26)	330	318,476
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	135	133,475
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(b)	500	472,590
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/24)(b)	255	162,481
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	610	604,235
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	645	580,893
4.88%, 07/01/29 (Call 06/30/24)(b)(c)	700	630,938
Cloud Software Group Inc., 9.00%, 09/30/29 (Call 09/30/25)	2,698	2,318,283
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	205	188,487
6.50%, 10/15/28 (Call 10/15/26)(b)	415	364,275
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/23)(b)	490	347,949
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)	325	287,515
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	400	344,912
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	710	587,681
2.95%, 02/15/51 (Call 08/15/50)	1,080	739,163
4.80%, 03/01/26 (Call 12/01/25)	877	883,349
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(b)	710	661,074
5.25%, 05/15/26 (Call 02/15/26)(b)	290	289,185
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	780	702,374
1.65%, 03/01/28 (Call 01/01/28)	580	501,137
2.25%, 03/01/31 (Call 12/01/30)	1,302	1,055,076
3.10%, 03/01/41 (Call 09/01/40)	560	393,842
4.50%, 07/15/25	295	292,041
4.50%, 08/15/46 (Call 02/15/46)	530	437,176
4.70%, 07/15/27 (Call 06/15/27)	575	571,866
5.10%, 07/15/32 (Call 04/15/32)	170	167,547
5.63%, 07/15/52 (Call 01/15/52)	535	515,419
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	813	740,814
2.65%, 06/01/30 (Call 03/01/30)	756	658,098
2.75%, 07/01/24 (Call 06/01/24)	1,593	1,547,982
3.20%, 07/01/26 (Call 05/01/26)	1,827	1,741,387
3.50%, 07/01/29 (Call 04/01/29)	2,105	1,961,144
3.85%, 06/01/25 (Call 03/01/25)	1,168	1,144,383
4.20%, 10/01/28 (Call 07/01/28)	609	594,347
4.40%, 07/01/49 (Call 01/01/49)	1,371	1,164,596
5.45%, 03/02/28 (Call 02/02/28)	600	615,486
5.60%, 03/02/33 (Call 12/02/32)	330	343,405

Security	Par (000)		Value

Software (continued)
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(b)	$275		$233,753
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	1,230		1,126,606
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	857		792,151
1.35%, 07/15/27 (Call 05/15/27)	929		829,328
1.65%, 07/15/30 (Call 04/15/30)	756		631,457
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,692		2,567,145
2.53%, 06/01/50 (Call 12/01/49)	4,673		3,315,120
2.68%, 06/01/60 (Call 12/01/59)	2,709		1,876,876
2.70%, 02/12/25 (Call 11/12/24)	1,099		1,070,943
2.92%, 03/17/52 (Call 09/17/51)	5,532		4,226,780
3.04%, 03/17/62 (Call 09/17/61)	1,304		982,029
3.13%, 11/03/25 (Call 08/03/25)	1,253		1,225,271
3.30%, 02/06/27 (Call 11/06/26)	3,060		3,006,787
3.45%, 08/08/36 (Call 02/08/36)	1,477		1,373,152
3.50%, 02/12/35 (Call 08/12/34)	2,079		1,987,191
3.50%, 11/15/42	168		149,987
3.70%, 08/08/46 (Call 02/08/46)	1,375		1,246,616
3.75%, 02/12/45 (Call 08/12/44)	275		253,866
3.95%, 08/08/56 (Call 02/08/56)	95		87,991
4.10%, 02/06/37 (Call 08/06/36)	1,270		1,265,149
4.20%, 11/03/35 (Call 05/03/35)	590		600,207
4.25%, 02/06/47 (Call 08/06/46)	900		883,584
4.45%, 11/03/45 (Call 05/03/45)	615		618,210
4.50%, 10/01/40	100		102,756
4.50%, 02/06/57 (Call 08/06/56)	265		273,030
4.75%, 11/03/55 (Call 05/03/55)	0	(k)	103
5.20%, 06/01/39	310		343,009
5.30%, 02/08/41	425		475,906
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	390		351,819
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	1,760		1,443,605
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	545		442,644
3.63%, 09/01/30 (Call 03/01/25)(b)	720		621,238
3.63%, 11/01/31 (Call 11/01/26)(b)	365		310,597
3.88%, 02/15/31 (Call 06/01/25)(b)	1,180		1,034,199
4.00%, 11/15/29 (Call 11/15/24)(b)	855		770,688
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(b)	780		691,322
3.88%, 12/01/29 (Call 12/01/24)(b)	640		537,786
6.90%, 12/01/27 (Call 11/01/27)(b)	580		599,784
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	660		564,208
4.13%, 12/01/31 (Call 12/01/26)(b)	453		375,388
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,986		1,824,280
2.30%, 03/25/28 (Call 01/25/28)	1,221		1,092,050
2.50%, 04/01/25 (Call 03/01/25)	1,345		1,283,843
2.65%, 07/15/26 (Call 04/15/26)	1,771		1,662,880
2.80%, 04/01/27 (Call 02/01/27)	1,395		1,299,163
2.88%, 03/25/31 (Call 12/25/30)	2,225		1,918,662
2.95%, 11/15/24 (Call 09/15/24)	1,514		1,465,900
2.95%, 05/15/25 (Call 02/15/25)	751		723,581
2.95%, 04/01/30 (Call 01/01/30)	2,125		1,882,644
3.25%, 11/15/27 (Call 08/15/27)	1,809		1,705,236
3.25%, 05/15/30 (Call 02/15/30)	698		629,303
3.40%, 07/08/24 (Call 04/08/24)	1,468		1,439,550

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.60%, 04/01/40 (Call 10/01/39)	$2,029	$1,575,133
3.60%, 04/01/50 (Call 10/01/49)	3,245	2,305,248
3.65%, 03/25/41 (Call 09/25/40)	1,484	1,150,263
3.80%, 11/15/37 (Call 05/15/37)	1,547	1,293,215
3.85%, 07/15/36 (Call 01/15/36)	1,134	969,819
3.85%, 04/01/60 (Call 10/01/59)	2,820	1,974,705
3.90%, 05/15/35 (Call 11/15/34)	1,160	1,018,526
3.95%, 03/25/51 (Call 09/25/50)	2,364	1,782,527
4.00%, 07/15/46 (Call 01/15/46)	2,076	1,594,804
4.00%, 11/15/47 (Call 05/15/47)	1,965	1,509,081
4.10%, 03/25/61 (Call 09/25/60)	1,128	835,070
4.13%, 05/15/45 (Call 11/15/44)	1,328	1,047,460
4.30%, 07/08/34 (Call 01/08/34)	1,318	1,216,382
4.38%, 05/15/55 (Call 11/15/54)	1,135	906,445
4.50%, 05/06/28 (Call 04/06/28)	430	425,502
4.50%, 07/08/44 (Call 01/08/44)	609	513,198
4.65%, 05/06/30 (Call 03/06/30)	430	421,649
4.90%, 02/06/33 (Call 11/06/32)	910	894,921
5.38%, 07/15/40	1,420	1,367,701
5.55%, 02/06/53 (Call 08/06/52)	2,038	1,955,400
5.80%, 11/10/25	570	584,335
6.13%, 07/08/39	1,083	1,141,287
6.15%, 11/09/29 (Call 09/09/29)	770	815,923
6.25%, 11/09/32 (Call 08/09/32)	1,480	1,597,172
6.50%, 04/15/38	927	1,012,506
6.90%, 11/09/52 (Call 05/09/52)	1,700	1,901,943
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(b)	2,945	2,651,236
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	565	484,109
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(b)	360	347,072
4.00%, 02/15/28 (Call 02/15/24)(b)	305	283,894
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)(c)	355	147,204
5.38%, 12/01/28 (Call 12/01/23)(b)(c)	375	88,144
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	773	653,085
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	410	339,156
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	637	584,129
1.40%, 09/15/27 (Call 07/15/27)	475	415,934
1.75%, 02/15/31 (Call 11/15/30)	941	751,351
2.00%, 06/30/30 (Call 03/30/30)	542	448,570
2.35%, 09/15/24 (Call 08/15/24)	755	726,846
2.95%, 09/15/29 (Call 06/15/29)	758	684,709
3.80%, 12/15/26 (Call 09/15/26)	849	826,153
3.85%, 12/15/25 (Call 09/15/25)	750	735,120
4.20%, 09/15/28 (Call 06/15/28)	878	872,205
RRD Parent Inc., 10.00%, 10/15/31(b)(c)	372	641,395
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	700	618,107
1.95%, 07/15/31 (Call 04/15/31)	1,285	1,078,847
2.70%, 07/15/41 (Call 01/15/41)	670	501,502
2.90%, 07/15/51 (Call 01/15/51)	905	642,224
3.05%, 07/15/61 (Call 01/15/61)	935	640,597
3.70%, 04/11/28 (Call 01/11/28)	1,284	1,274,139
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,570	1,265,671
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)	200	140,146
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(b)	1,583	1,532,407

Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software Inc.
3.55%, 04/14/25	$360	$350,251
3.70%, 04/14/27 (Call 03/14/27)	410	396,310
4.00%, 04/14/32 (Call 01/14/32)	680	639,064
4.95%, 03/28/28 (Call 02/28/28)	700	705,845
5.00%, 03/28/26	700	705,320
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	480	409,877
3.88%, 03/15/31 (Call 03/15/26)	370	308,924
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(b)	1,430	1,082,281
VMware Inc.
1.00%, 08/15/24 (Call 05/09/23)	265	250,899
1.40%, 08/15/26 (Call 07/15/26)	180	160,650
1.80%, 08/15/28 (Call 06/15/28)	260	221,260
2.20%, 08/15/31 (Call 05/15/31)	240	190,234
3.90%, 08/21/27 (Call 05/21/27)	1,147	1,103,850
4.50%, 05/15/25 (Call 04/15/25)	570	564,203
4.65%, 05/15/27 (Call 03/15/27)	453	449,983
4.70%, 05/15/30 (Call 02/15/30)	1,151	1,113,558
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/30/23)(b)	288	240,641
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	255	244,856
3.70%, 04/01/29 (Call 02/01/29)	295	278,002
3.80%, 04/01/32 (Call 01/01/32)	425	387,961
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)(c)	485	418,235

		154,490,451

Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(e)	400	391,272
International Finance Facility for Immunisation Co., 1.00%, 04/21/26	26	23,815
State Agency of Roads of Ukraine, 6.25%, 06/24/30(e)	600	96,360

		511,447

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(e)	400	249,568

Telecommunications — 1.3%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(b)(c)	755	464,612
10.50%, 05/15/27 (Call 05/15/23)(b)	1,249	919,289
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	1,465	1,098,340
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	335	245,629
5.13%, 07/15/29 (Call 04/15/24)(b)	1,895	1,404,290
5.50%, 01/15/28 (Call 09/15/23)(b)	830	653,476
8.13%, 02/01/27 (Call 08/01/23)(b)	1,289	1,151,477
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	877	785,125
3.63%, 04/22/29 (Call 01/22/29)	1,150	1,088,532
4.38%, 07/16/42	524	477,002
4.38%, 04/22/49 (Call 10/22/48)(c)	770	692,061
4.70%, 07/21/32 (Call 04/21/32)	230	228,086
6.13%, 11/15/37	342	378,296
6.13%, 03/30/40	1,553	1,690,378
6.38%, 03/01/35	873	972,889
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,686	1,477,914
1.70%, 03/25/26 (Call 05/09/23)	2,050	1,892,662
2.25%, 02/01/32 (Call 11/01/31)	1,947	1,592,101

132	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.30%, 06/01/27 (Call 04/01/27)	$1,916	$1,758,007
2.55%, 12/01/33 (Call 09/01/33)	3,160	2,542,315
2.75%, 06/01/31 (Call 03/01/31)	2,141	1,845,863
2.95%, 07/15/26 (Call 04/15/26)	505	479,498
3.10%, 02/01/43 (Call 08/01/42)	575	421,596
3.30%, 02/01/52 (Call 08/01/51)	925	658,692
3.50%, 06/01/41 (Call 12/01/40)	2,464	1,938,059
3.50%, 09/15/53 (Call 03/15/53)	4,807	3,442,148
3.50%, 02/01/61 (Call 08/01/60)	260	182,107
3.55%, 09/15/55 (Call 03/15/55)	5,262	3,728,706
3.65%, 06/01/51 (Call 12/01/50)	1,834	1,368,311
3.65%, 09/15/59 (Call 03/15/59)	4,294	3,036,502
3.80%, 02/15/27 (Call 11/15/26)	297	288,800
3.80%, 12/01/57 (Call 06/01/57)	4,216	3,093,701
3.85%, 06/01/60 (Call 12/01/59)	985	728,348
3.88%, 01/15/26 (Call 10/15/25)	240	235,978
4.10%, 02/15/28 (Call 11/15/27)	1,025	1,002,224
4.25%, 03/01/27 (Call 12/01/26)	525	522,118
4.30%, 02/15/30 (Call 11/15/29)	3,032	2,943,557
4.30%, 12/15/42 (Call 06/15/42)	555	478,515
4.35%, 03/01/29 (Call 12/01/28)	2,258	2,218,395
4.35%, 06/15/45 (Call 12/15/44)	520	443,529
4.50%, 05/15/35 (Call 11/15/34)	1,891	1,779,223
4.50%, 03/09/48 (Call 09/09/47)	1,435	1,229,623
4.55%, 03/09/49 (Call 09/09/48)	840	728,272
4.65%, 06/01/44 (Call 12/01/43)	449	398,047
4.75%, 05/15/46 (Call 11/15/45)	1,210	1,083,652
4.80%, 06/15/44 (Call 12/15/43)	142	128,842
4.85%, 03/01/39 (Call 09/01/38)	1,326	1,244,756
4.85%, 07/15/45 (Call 01/15/45)	501	451,015
4.90%, 08/15/37 (Call 02/14/37)	695	670,216
5.15%, 03/15/42	646	622,738
5.15%, 11/15/46 (Call 05/15/46)	700	672,189
5.15%, 02/15/50 (Call 08/14/49)	511	485,220
5.25%, 03/01/37 (Call 09/01/36)	480	479,366
5.35%, 09/01/40	200	197,852
5.45%, 03/01/47 (Call 09/01/46)	607	601,798
5.54%, 02/20/26 (Call 02/20/24)	46	46,040
5.55%, 08/15/41	357	359,353
5.65%, 02/15/47 (Call 08/15/46)	500	507,520
5.70%, 03/01/57 (Call 09/01/56)	342	345,697
6.00%, 08/15/40 (Call 05/15/40)	355	370,893
6.30%, 01/15/38	60	65,773
6.38%, 03/01/41	550	593,731
6.55%, 02/15/39	495	546,554
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(e)	1,000	860,580
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(e)	600	434,694
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	235	183,084
4.30%, 07/29/49 (Call 01/29/49)	1,039	894,371
4.46%, 04/01/48 (Call 10/01/47)	656	580,849
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	736	573,160
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	615	508,599
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	270	191,619
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(e)	400	400,384
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(e)	1,100	957,759
4.38%, 06/10/25(e)	700	689,122

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	$1,170	$1,058,920
4.25%, 11/08/49 (Call 05/08/49)(b)	652	493,453
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)	350	308,151
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(b)	532	428,643
5.13%, 12/04/28 (Call 09/24/28)	745	754,603
9.63%, 12/15/30	1,472	1,855,103
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(b)	925	811,613
Chindata Group Holdings Ltd., 10.50%, 02/23/26(e)	200	195,442
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	230	202,055
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,205	1,147,184
2.95%, 02/28/26	678	658,670
3.50%, 06/15/25	300	294,372
5.50%, 01/15/40	1,419	1,541,673
5.90%, 02/15/39	2,075	2,338,836
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(e)	250	188,453
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	925	746,345
6.00%, 03/01/26 (Call 03/01/24)(b)	1,074	1,024,800
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	525	376,262
8.25%, 03/01/27 (Call 03/01/24)(b)(c)	680	526,857
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(b)	620	427,732
6.00%, 06/15/25 (Call 06/15/23)(b)	994	933,952
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(b)	1,540	1,466,758
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	285	207,785
6.50%, 10/01/28 (Call 10/01/23)(b)	545	424,593
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	247	191,408
4.38%, 11/15/57 (Call 05/15/57)	733	616,841
4.70%, 03/15/37	416	403,037
4.75%, 03/15/42	549	522,159
5.35%, 11/15/48 (Call 05/15/48)	115	114,668
5.45%, 11/15/79 (Call 05/15/79)	575	539,287
5.75%, 08/15/40	578	608,143
5.85%, 11/15/68 (Call 05/15/68)	472	465,071
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(e)	400	330,020
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	1,165	907,733
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(b)	800	762,328
4.88%, 03/06/42(b)	460	433,136
8.75%, 06/15/30	1,945	2,373,775
9.25%, 06/01/32	414	539,674
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/24 (Call 05/25/23)(e)	400	363,624
8.75%, 05/25/24 (Call 05/27/23)(e)	400	361,924
Embarq Corp., 8.00%, 06/01/36	1,085	466,192
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(e)	400	392,120
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(e)	400	319,956
4.75%, 08/01/26 (Call 05/03/26)(e)	600	586,386

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	$1,056	$926,450
5.88%, 10/15/27 (Call 10/15/23)(b)	800	736,104
5.88%, 11/01/29 (Call 11/01/24)	555	421,806
6.00%, 01/15/30 (Call 10/15/24)(b)	740	566,100
6.75%, 05/01/29 (Call 05/01/24)(b)	850	684,105
8.63%, 03/15/31 (Call 03/15/26)(b)	580	565,599
8.75%, 05/15/30 (Call 05/15/25)(b)	890	880,370
Frontier Florida LLC, Series E, 6.86%, 02/01/28	245	221,433
Frontier North Inc., Series G, 6.73%, 02/15/28	315	282,083
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(e)(f)	400	369,320
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(e)	420	409,689
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(e)	600	565,188
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(e)	400	362,396
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(e)	400	345,672
Hughes Satellite Systems Corp.
5.25%, 08/01/26	558	533,175
6.63%, 08/01/26	605	571,332
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(b)	965	928,359
7.00%, 10/15/28 (Call 10/15/24)(b)	615	584,447
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	2,175	2,020,270
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	698	633,128
2.00%, 12/10/30 (Call 09/10/30)	450	359,645
3.75%, 08/15/29 (Call 05/15/29)	622	584,686
5.95%, 03/15/41	484	489,764
Koninklijke KPN NV, 8.38%, 10/01/30	170	202,125
KT Corp.
1.00%, 09/01/25(e)	400	365,836
2.50%, 07/18/26(b)	550	510,752
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	710	555,241
3.63%, 01/15/29 (Call 01/15/24)(b)	610	341,197
3.75%, 07/15/29 (Call 01/15/24)(b)	640	359,885
3.88%, 11/15/29 (Call 08/15/29)(b)	605	441,729
4.25%, 07/01/28 (Call 07/01/23)(b)	895	521,033
4.63%, 09/15/27 (Call 09/15/23)(b)	829	511,087
10.50%, 05/15/30 (Call 05/15/26)(b)(c)	1,179	1,128,834
Ligado Networks LLC, 17.50%, 05/01/24, (17.50% PIK)(b)(h)	351	34,537
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/04/24)(e)	400	250,952
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)(c)	773	434,271
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/24)(b)	930	620,766
4.50%, 01/15/29 (Call 01/15/24)(b)(c)	345	146,628
Series G, 6.88%, 01/15/28	175	90,129
Series P, 7.60%, 09/15/39	375	143,798
Series U, 7.65%, 03/15/42(c)	340	135,939
Maxar Technologies Inc.
7.54%, 12/31/27 (Call 06/25/24)(b)(c)	90	94,357
7.75%, 06/15/27 (Call 06/15/24)(b)	400	423,894
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(e)	600	463,608
6.25%, 03/25/29 (Call 03/25/24)(e)	360	323,222
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	817	670,945

Security	Par (000)	Value

Telecommunications (continued)
2.75%, 05/24/31 (Call 02/24/31)	$670	$556,777
4.00%, 09/01/24	59	58,103
4.60%, 02/23/28 (Call 11/23/27)	621	616,715
4.60%, 05/23/29 (Call 02/23/29)	935	917,394
5.50%, 09/01/44	308	296,293
5.60%, 06/01/32 (Call 03/01/32)	455	461,930
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(e)	400	398,928
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	208	196,107
1.45%, 05/05/26 (Call 04/05/26)(b)	405	368,955
2.50%, 01/08/32 (Call 10/08/31)(b)	35	28,925
2.63%, 05/05/31 (Call 02/05/31)(b)	1,298	1,107,752
Network i2i Ltd.
3.98%, (Call 06/03/26)(e)(f)	400	353,128
5.65%, (Call 01/11/25), (5-year CMT + 4.274%)(a)(e)(f)	200	192,186
Nokia OYJ
4.38%, 06/12/27	421	399,626
6.63%, 05/15/39	420	412,369
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	3,060	2,786,191
1.59%, 04/03/28 (Call 02/03/28)(b)	1,617	1,412,789
2.07%, 04/03/31 (Call 01/03/31)(b)	1,380	1,161,684
4.14%, 07/26/24(b)	200	198,202
4.24%, 07/25/25(b)	350	345,639
4.37%, 07/27/27 (Call 06/27/27)(b)	210	209,956
Ooredoo International Finance Ltd.
2.63%, 04/08/31(e)	600	524,862
3.75%, 06/22/26(e)	800	778,912
3.88%, 01/31/28(b)	400	388,800
4.50%, 01/31/43(b)	400	387,864
Orange SA
5.38%, 01/13/42	815	841,593
5.50%, 02/06/44 (Call 08/06/43)	764	810,421
9.00%, 03/01/31	1,346	1,695,233
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(e)	450	469,440
PLDT Inc., 3.45%, 06/23/50 (Call 03/23/50)(e)	400	272,128
Qwest Corp., 7.25%, 09/15/25	245	217,479
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	425	397,018
2.95%, 03/15/25 (Call 05/29/23)(b)	915	876,497
3.20%, 03/15/27 (Call 02/15/27)(b)	750	703,387
3.63%, 12/15/25 (Call 09/15/25)	915	881,118
3.70%, 11/15/49 (Call 05/15/49)	761	550,043
3.80%, 03/15/32 (Call 12/15/31)(b)	1,115	1,003,299
4.30%, 02/15/48 (Call 08/15/47)	860	680,931
4.35%, 05/01/49 (Call 11/01/48)	893	716,722
4.50%, 03/15/42 (Call 09/15/41)(b)	420	356,131
4.50%, 03/15/43 (Call 09/15/42)	498	417,618
4.55%, 03/15/52 (Call 09/15/51)(b)	1,130	925,685
5.00%, 03/15/44 (Call 09/15/43)	559	507,935
5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)	654	591,321
5.45%, 10/01/43 (Call 04/01/43)	880	833,923
7.50%, 08/15/38	530	599,753
Saudi Telecom Co., 3.89%, 05/13/29(e)	1,000	972,750
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	809	635,769
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	100	120,233

134	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(e)	$600	$508,872
2.38%, 08/28/29 (Call 05/28/29)(e)	1,200	1,069,956
3.25%, 06/30/25(e)	400	389,560
3.88%, 08/28/28 (Call 05/28/28)(e)	400	390,960
Sprint Capital Corp.
6.88%, 11/15/28	2,125	2,292,237
8.75%, 03/15/32	1,535	1,877,612
Sprint LLC
7.13%, 06/15/24	1,625	1,651,780
7.63%, 02/15/25 (Call 11/15/24)	1,025	1,056,252
7.63%, 03/01/26 (Call 11/01/25)	1,220	1,292,102
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	1,350	1,339,537
Telecom Italia Capital SA
6.00%, 09/30/34	760	649,648
6.38%, 11/15/33	726	652,166
7.20%, 07/18/36	805	726,577
7.72%, 06/04/38	753	704,627
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	1,085	1,060,251
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/24)(e)	400	369,532
Telefonica Emisiones SA
4.10%, 03/08/27	1,307	1,264,209
4.67%, 03/06/38	910	788,670
4.90%, 03/06/48	991	822,243
5.21%, 03/08/47	1,781	1,539,924
5.52%, 03/01/49 (Call 09/01/48)	1,056	950,886
7.05%, 06/20/36	1,400	1,548,568
Telefonica Europe BV, 8.25%, 09/15/30	1,296	1,523,189
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(e)	350	284,396
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(b)	255	136,879
5.63%, 12/06/26 (Call 12/06/23)(b)(c)	280	156,646
6.50%, 10/15/27 (Call 10/15/23)(b)(c)	340	118,956
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	735	714,324
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	505	477,331
3.40%, 05/13/32 (Call 02/13/32)	445	394,065
3.70%, 09/15/27 (Call 06/15/27)	637	619,011
4.30%, 06/15/49 (Call 12/15/48)	778	650,688
4.60%, 11/16/48 (Call 05/16/48)	723	640,600
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	555	508,269
2.05%, 02/15/28 (Call 12/15/27)	1,095	972,480
2.25%, 02/15/26 (Call 02/15/24)	1,595	1,486,205
2.25%, 11/15/31 (Call 08/15/31)	1,035	847,313
2.40%, 03/15/29 (Call 01/15/29)	148	129,760
2.55%, 02/15/31 (Call 11/15/30)	2,074	1,764,269
2.63%, 04/15/26 (Call 04/15/24)	1,420	1,333,181
2.63%, 02/15/29 (Call 02/15/24)	835	738,157
2.70%, 03/15/32 (Call 01/15/29)	460	388,171
2.88%, 02/15/31 (Call 02/15/26)	1,185	1,026,731
3.00%, 02/15/41 (Call 08/15/40)	1,870	1,389,616
3.30%, 02/15/51 (Call 08/15/50)	2,292	1,635,227
3.38%, 04/15/29 (Call 04/15/24)	1,325	1,216,814
3.40%, 10/15/52 (Call 04/15/52)	1,975	1,427,806
3.50%, 04/15/25 (Call 03/15/25)	2,093	2,036,949
3.50%, 04/15/31 (Call 04/15/26)	1,600	1,445,760

Security	Par (000)	Value

Telecommunications (continued)
3.60%, 11/15/60 (Call 05/15/60)	$1,250	$891,062
3.75%, 04/15/27 (Call 02/15/27)	2,032	1,957,954
3.88%, 04/15/30 (Call 01/15/30)	4,537	4,274,535
4.38%, 04/15/40 (Call 10/15/39)	1,703	1,525,956
4.50%, 04/15/50 (Call 10/15/49)	2,036	1,780,014
4.75%, 02/01/28 (Call 02/01/24)	1,596	1,588,180
4.95%, 03/15/28 (Call 02/15/28)	830	838,914
5.05%, 07/15/33 (Call 04/15/33)	1,585	1,595,524
5.20%, 01/15/33 (Call 10/15/32)	750	763,635
5.38%, 04/15/27 (Call 04/15/24)	1,060	1,071,702
5.65%, 01/15/53 (Call 07/15/52)	1,405	1,446,981
5.80%, 09/15/62 (Call 03/15/62)	415	427,815
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(e)	400	261,336
7.50%, 11/12/25 (Call 11/12/23)(e)	400	273,828
Tower Bersama Infrastructure, 2.80%, 05/02/27 (Call 11/02/26)(e)	200	178,348
Tower Bersama Infrastructure Tbk PT
2.75%, 01/20/26 (Call 12/20/25)(e)	200	184,500
4.25%, 01/21/25 (Call 05/29/23)(e)	200	195,560
Turk Telekomunikasyon AS
4.88%, 06/19/24(e)	400	379,400
6.88%, 02/28/25(e)	400	381,228
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28 (Call 01/11/28)(e)	800	709,576
U.S. Cellular Corp., 6.70%, 12/15/33	428	390,066
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	1,222	1,112,790
1.45%, 03/20/26 (Call 02/20/26)	1,153	1,062,132
1.50%, 09/18/30 (Call 06/18/30)	980	792,487
1.68%, 10/30/30 (Call 07/30/30)	1,046	844,436
1.75%, 01/20/31 (Call 10/20/30)	2,100	1,690,584
2.10%, 03/22/28 (Call 01/22/28)	1,732	1,548,304
2.36%, 03/15/32 (Call 12/15/31)	3,212	2,636,153
2.55%, 03/21/31 (Call 12/21/30)	2,912	2,480,005
2.63%, 08/15/26	1,186	1,122,525
2.65%, 11/20/40 (Call 05/20/40)	2,240	1,589,325
2.85%, 09/03/41 (Call 03/03/41)	685	495,255
2.88%, 11/20/50 (Call 05/20/50)	2,688	1,784,348
2.99%, 10/30/56 (Call 04/30/56)	2,603	1,675,004
3.00%, 03/22/27 (Call 01/22/27)	455	433,629
3.00%, 11/20/60 (Call 05/20/60)	1,630	1,034,349
3.15%, 03/22/30 (Call 12/22/29)	1,722	1,557,428
3.38%, 02/15/25	837	819,390
3.40%, 03/22/41 (Call 09/22/40)	2,608	2,058,364
3.50%, 11/01/24 (Call 08/01/24)	766	752,066
3.55%, 03/22/51 (Call 09/22/50)	3,115	2,362,167
3.70%, 03/22/61 (Call 09/22/60)	2,453	1,821,009
3.85%, 11/01/42 (Call 05/01/42)	1,245	1,029,304
3.88%, 02/08/29 (Call 11/08/28)	1,180	1,139,196
3.88%, 03/01/52 (Call 09/01/51)	615	492,172
4.00%, 03/22/50 (Call 09/22/49)	1,170	963,975
4.02%, 12/03/29 (Call 09/03/29)	2,758	2,647,266
4.13%, 03/16/27	2,142	2,121,244
4.13%, 08/15/46	898	764,979
4.27%, 01/15/36	1,484	1,379,348
4.33%, 09/21/28	2,547	2,519,594
4.40%, 11/01/34 (Call 05/01/34)	1,694	1,607,674
4.50%, 08/10/33	1,957	1,888,420
4.52%, 09/15/48	419	375,386

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.67%, 03/15/55	$165	$148,540
4.75%, 11/01/41	505	483,224
4.81%, 03/15/39	1,168	1,118,150
4.86%, 08/21/46	1,882	1,779,073
5.01%, 04/15/49	275	265,799
5.01%, 08/21/54	35	33,342
5.25%, 03/16/37	440	448,294
5.50%, 03/16/47	625	639,869
5.85%, 09/15/35	350	371,679
6.40%, 09/15/33	175	193,139
6.55%, 09/15/43	795	902,858
7.75%, 12/01/30	245	288,154
ViaSat Inc.
5.63%, 09/15/25 (Call 05/09/23)(b)	520	496,038
5.63%, 04/15/27 (Call 04/15/24)(b)	470	435,925
6.50%, 07/15/28 (Call 06/17/23)(b)	310	245,765
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)(c)	265	223,072
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	1,045	866,984
4.75%, 07/15/31 (Call 07/15/26)(b)	980	834,539
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(a)	330	288,691
4.13%, 05/30/25	1,906	1,883,452
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(a)	830	669,943
4.25%, 09/17/50	1,042	851,158
4.38%, 05/30/28	100	100,458
4.38%, 02/19/43	737	625,293
4.88%, 06/19/49	1,043	935,352
5.00%, 05/30/38	305	297,585
5.13%, 06/19/59	865	785,723
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(a)	700	527,681
5.63%, 02/10/53 (Call 08/10/52)	775	765,708
5.75%, 02/10/63 (Call 08/10/62)	755	748,031
6.15%, 02/27/37	1,136	1,222,086
6.25%, 11/30/32	300	327,129
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(a)	1,465	1,497,318
7.88%, 02/15/30	290	339,033
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	1,026	844,921
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(e)	400	302,076
3.38%, 04/29/30 (Call 01/29/30)(e)	800	649,080
4.10%, 07/14/51 (Call 01/14/51)(e)	400	241,284
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/30/23)(b)	1,090	824,400
6.13%, 03/01/28 (Call 03/01/24)(b)(c)	820	523,955

		293,360,041

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/23)(e)	500	316,165

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	1,024	990,423
3.50%, 09/15/27 (Call 06/15/27)	659	626,050

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.55%, 11/19/26 (Call 09/19/26)	$970	$917,824
3.90%, 11/19/29 (Call 08/19/29)	551	505,901
5.10%, 05/15/44 (Call 11/15/43)(c)	460	404,266
6.35%, 03/15/40	355	359,814
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(b)	382	361,254
3.75%, 04/01/29 (Call 04/01/24)(b)	420	379,252
5.45%, 11/01/41 (Call 05/01/41)	245	217,903
5.88%, 12/15/27 (Call 12/15/23)(b)	440	440,532
6.20%, 10/01/40	188	178,983

		5,382,202

Transportation — 0.6%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	975	951,941
4.50%, 06/20/29 (Call 03/20/29)(b)	475	470,222
Autoridad del Canal de Panama, 4.95%, 07/29/35(e)	400	374,500
AVIC International Finance & Investment Ltd., 3.30%, 09/23/30 (Call 06/23/30)(e)	400	326,820
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	150	144,122
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	310	217,341
3.00%, 04/01/25 (Call 01/01/25)	465	453,222
3.05%, 02/15/51 (Call 08/15/50)	295	214,480
3.25%, 06/15/27 (Call 03/15/27)(c)	891	863,121
3.30%, 09/15/51 (Call 03/15/51)	745	568,897
3.40%, 09/01/24 (Call 06/01/24)	482	474,833
3.55%, 02/15/50 (Call 08/15/49)	558	450,323
3.65%, 09/01/25 (Call 06/01/25)	305	299,266
3.90%, 08/01/46 (Call 02/01/46)	487	414,398
4.05%, 06/15/48 (Call 12/15/47)	701	615,120
4.13%, 06/15/47 (Call 12/15/46)	483	427,489
4.15%, 04/01/45 (Call 10/01/44)	875	780,867
4.15%, 12/15/48 (Call 06/15/48)	488	432,568
4.38%, 09/01/42 (Call 03/01/42)	780	725,759
4.40%, 03/15/42 (Call 09/15/41)	115	106,781
4.45%, 03/15/43 (Call 09/15/42)	635	592,010
4.45%, 01/15/53 (Call 07/15/52)	875	822,456
4.55%, 09/01/44 (Call 03/01/44)	373	353,086
4.70%, 09/01/45 (Call 03/01/45)	636	610,477
4.90%, 04/01/44 (Call 10/01/43)	615	608,112
4.95%, 09/15/41 (Call 03/15/41)	155	154,930
5.05%, 03/01/41 (Call 09/01/40)	388	391,088
5.15%, 09/01/43 (Call 03/01/43)	495	505,375
5.40%, 06/01/41 (Call 12/01/40)	285	297,702
5.75%, 05/01/40 (Call 11/01/39)	655	708,114
6.15%, 05/01/37	325	369,922
6.20%, 08/15/36	183	207,321
7.00%, 12/15/25	185	195,950
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	720	471,859
2.75%, 03/01/26 (Call 12/01/25)	510	489,626
2.95%, 11/21/24 (Call 08/21/24)	521	506,964
3.20%, 08/02/46 (Call 02/02/46)	703	539,749
3.65%, 02/03/48 (Call 08/03/47)	699	584,448
3.85%, 08/05/32 (Call 05/05/32)	500	480,030
4.40%, 08/05/52 (Call 02/05/52)	455	430,876
4.45%, 01/20/49 (Call 07/20/48)	315	297,697
6.20%, 06/01/36	200	228,288
6.25%, 08/01/34	141	162,295

136	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.38%, 11/15/37	$20	$23,208
6.90%, 07/15/28	318	356,036
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	645	588,995
2.05%, 03/05/30 (Call 12/05/29)	625	535,206
2.45%, 12/02/31 (Call 09/02/31)	890	794,628
2.88%, 11/15/29 (Call 08/15/29)	648	591,559
2.90%, 02/01/25 (Call 11/01/24)	1,113	1,075,503
3.00%, 12/02/41 (Call 06/02/41)	245	203,531
3.10%, 12/02/51 (Call 06/02/51)	1,075	771,560
3.50%, 05/01/50 (Call 11/01/49)	365	283,214
4.00%, 06/01/28 (Call 03/01/28)	515	508,037
4.20%, 11/15/69 (Call 05/15/69)	474	380,048
4.30%, 05/15/43 (Call 11/15/42)	113	99,982
4.70%, 05/01/48 (Call 11/01/47)	395	366,884
4.80%, 09/15/35 (Call 03/15/35)	285	287,092
4.80%, 08/01/45 (Call 02/01/45)	357	348,393
4.95%, 08/15/45 (Call 02/15/45)	595	578,429
5.95%, 05/15/37	565	612,827
6.13%, 09/15/2115 (Call 03/15/15)	608	649,526
7.13%, 10/15/31	423	485,033
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(b)	385	346,042
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	225	165,076
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	365	354,820
CRCC Chengan Ltd., 3.97%, (Call 06/27/24), (5-year CMT + 5.243%)(a)(e)(f)	1,200	1,179,840
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	537	472,318
2.50%, 05/15/51 (Call 11/15/50)	650	425,373
2.60%, 11/01/26 (Call 08/01/26)	555	524,642
3.25%, 06/01/27 (Call 03/01/27)	1,284	1,230,521
3.35%, 11/01/25 (Call 08/01/25)	430	417,440
3.35%, 09/15/49 (Call 03/15/49)	448	338,298
3.40%, 08/01/24 (Call 05/01/24)	1,221	1,195,921
3.80%, 03/01/28 (Call 12/01/27)	1,172	1,148,513
3.80%, 11/01/46 (Call 05/01/46)	668	550,445
3.80%, 04/15/50 (Call 10/15/49)	225	182,570
3.95%, 05/01/50 (Call 11/01/49)	475	396,084
4.10%, 11/15/32 (Call 08/15/32)	695	673,622
4.10%, 03/15/44 (Call 09/15/43)	475	418,033
4.25%, 03/15/29 (Call 12/15/28)	1,078	1,070,831
4.25%, 11/01/66 (Call 05/01/66)	430	358,435
4.30%, 03/01/48 (Call 09/01/47)	666	590,988
4.40%, 03/01/43 (Call 09/01/42)	328	296,095
4.50%, 03/15/49 (Call 09/15/48)	682	624,044
4.50%, 11/15/52 (Call 05/15/52)	420	385,862
4.50%, 08/01/54 (Call 02/01/54)	250	223,920
4.65%, 03/01/68 (Call 09/01/67)	517	461,893
4.75%, 05/30/42 (Call 11/30/41)	434	412,617
4.75%, 11/15/48 (Call 05/15/48)	333	313,686
5.50%, 04/15/41 (Call 10/15/40)	80	82,635
6.00%, 10/01/36	145	158,218
6.15%, 05/01/37	432	476,993
6.22%, 04/30/40	445	494,373
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	255	253,322
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(e)	400	252,064
3.83%, 09/14/61 (Call 03/14/61)(e)	400	275,660

Security	Par (000)	Value

Transportation (continued)
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(e)	$200	$186,348
3.69%, 09/13/61 (Call 03/13/61)(e)	600	414,378
4.70%, 05/07/50 (Call 11/07/49)(e)	800	696,976
5.00%, 01/25/47 (Call 07/25/46)(e)	400	366,704
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(e)	200	150,350
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	530	450,134
3.10%, 08/05/29 (Call 05/05/29)	685	631,173
3.25%, 04/01/26 (Call 01/01/26)	660	643,322
3.25%, 05/15/41 (Call 11/15/40)	740	564,087
3.40%, 02/15/28 (Call 11/15/27)	405	385,641
3.88%, 08/01/42	180	146,999
3.90%, 02/01/35	754	678,200
4.05%, 02/15/48 (Call 08/15/47)	898	729,661
4.10%, 04/15/43	360	298,962
4.10%, 02/01/45	260	214,659
4.20%, 10/17/28 (Call 07/17/28)	340	335,679
4.25%, 05/15/30 (Call 02/15/30)	582	567,712
4.40%, 01/15/47 (Call 07/15/46)	735	626,051
4.55%, 04/01/46 (Call 10/01/45)	714	623,236
4.75%, 11/15/45 (Call 05/15/45)	833	753,224
4.90%, 01/15/34	766	763,526
4.95%, 10/17/48 (Call 04/17/48)	355	330,253
5.10%, 01/15/44	681	644,301
5.25%, 05/15/50 (Call 11/15/49)(c)	876	855,344
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	160	133,844
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	546	475,784
Georgian Railway JSC, 4.00%, 06/17/28 (Call 03/17/28)(e)	400	341,632
Guangzhou Metro Investment Finance BVI Ltd.
1.51%, 09/17/25(e)	600	552,822
2.31%, 09/17/30(e)	200	164,830
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(e)	200	188,498
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(e)	400	337,124
3.25%, 02/13/30(e)	600	531,564
3.57%, 01/21/32(c)(e)	200	178,120
3.84%, 12/13/27(e)	600	570,804
3.95%, 02/13/50(e)	200	153,140
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,255	1,228,557
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	406	386,386
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(e)	361	318,617
5.88%, 07/05/34(e)	321	311,000
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(e)	400	388,400
3.75%, 04/06/27 (Call 03/06/27)(e)	400	380,404
MTR Corp. CI Ltd., 2.50%, 11/02/26(e)	510	481,058
MTR Corp. Ltd., 1.63%, 08/19/30(e)	1,093	916,011
MV24 Capital BV, 6.75%, 06/01/34(e)	685	613,418
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 08/01/23)(e)	300	295,500
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	802	679,591
2.55%, 11/01/29 (Call 08/01/29)	905	804,898

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.90%, 06/15/26 (Call 03/15/26)	$554	$528,510
2.90%, 08/25/51 (Call 02/25/51)	530	354,151
3.00%, 03/15/32 (Call 12/15/31)	660	583,506
3.05%, 05/15/50 (Call 11/15/49)	559	388,706
3.15%, 06/01/27 (Call 03/01/27)	480	455,894
3.16%, 05/15/55 (Call 11/15/54)	687	471,413
3.40%, 11/01/49 (Call 05/01/49)	265	195,586
3.65%, 08/01/25 (Call 06/01/25)	163	158,729
3.70%, 03/15/53 (Call 09/15/52)	375	291,649
3.80%, 08/01/28 (Call 05/01/28)	628	610,931
3.94%, 11/01/47 (Call 05/01/47)	338	278,573
3.95%, 10/01/42 (Call 04/01/42)	190	163,227
4.05%, 08/15/52 (Call 02/15/52)	608	508,701
4.10%, 05/15/49 (Call 11/15/48)	458	383,845
4.10%, 05/15/2121 (Call 11/15/20)	660	463,478
4.15%, 02/28/48 (Call 08/28/47)	570	482,801
4.45%, 03/01/33 (Call 12/01/32)	400	394,556
4.45%, 06/15/45 (Call 12/15/44)	295	262,346
4.55%, 06/01/53 (Call 12/01/52)	630	571,171
4.65%, 01/15/46 (Call 07/15/45)	598	547,260
4.84%, 10/01/41	360	339,250
5.10%, 08/01/2118 (Call 02/01/18)	65	56,486
7.80%, 05/15/27	200	223,628
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28 (Call 12/22/27)(e)	400	374,768
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(e)	420	405,707
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(e)	800	784,984
4.88%, 10/01/24(e)	200	199,126
Polar Tankers Inc., 5.95%, 05/10/37(b)	39	40,715
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(b)	655	592,782
Rumo Luxembourg Sarl
4.20%, 01/18/32 (Call 01/18/27)(e)	400	322,404
5.25%, 01/10/28 (Call 01/10/24)(e)	200	185,984
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	575	517,724
2.50%, 09/01/24 (Call 08/01/24)	764	737,298
2.85%, 03/01/27 (Call 02/01/27)	135	125,030
2.90%, 12/01/26 (Call 10/01/26)	463	431,863
3.35%, 09/01/25 (Call 08/01/25)	420	403,410
4.30%, 06/15/27 (Call 05/15/27)	430	420,519
4.63%, 06/01/25 (Call 05/01/25)	740	732,866
5.65%, 03/01/28 (Call 02/01/28)	390	399,567
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	600	478,872
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(e)	800	689,872
SF Holding Investment Ltd.
2.38%, 11/17/26(e)	600	551,472
2.88%, 02/20/30(e)	600	524,190
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(e)	600	441,954
Transnet SOC Ltd., 8.25%, 02/06/28(b)	600	595,284
TTX Co.
3.60%, 01/15/25(b)	250	244,200
4.60%, 02/01/49 (Call 08/01/48)(b)	385	349,326
5.65%, 12/01/52 (Call 06/01/52)(b)	250	270,288
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/26(e)	400	80,316
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	848	788,648
2.38%, 05/20/31 (Call 02/20/31)	670	580,897
2.40%, 02/05/30 (Call 11/05/29)	1,012	897,806

Security	Par (000)	Value

Transportation (continued)
2.75%, 03/01/26 (Call 12/01/25)	$538	$516,281
2.80%, 02/14/32 (Call 11/14/31)	1,065	940,597
2.89%, 04/06/36 (Call 01/06/36)	350	290,605
2.95%, 03/10/52 (Call 09/10/51)	585	414,496
2.97%, 09/16/62 (Call 03/16/62)	544	360,155
3.00%, 04/15/27 (Call 01/15/27)	180	172,465
3.20%, 05/20/41 (Call 11/20/40)	437	351,951
3.25%, 01/15/25 (Call 10/15/24)	120	117,419
3.25%, 08/15/25 (Call 05/15/25)	685	667,026
3.25%, 02/05/50 (Call 08/05/49)	1,306	996,517
3.35%, 08/15/46 (Call 02/15/46)	115	88,166
3.38%, 02/01/35 (Call 08/01/34)	405	357,113
3.38%, 02/14/42 (Call 08/14/41)	325	268,801
3.50%, 02/14/53 (Call 08/14/52)	605	480,424
3.55%, 08/15/39 (Call 02/15/39)	385	330,584
3.55%, 05/20/61 (Call 11/20/60)	170	129,419
3.60%, 09/15/37 (Call 03/15/37)	828	731,944
3.70%, 03/01/29 (Call 12/01/28)	684	667,283
3.75%, 07/15/25 (Call 05/15/25)	351	345,665
3.75%, 02/05/70 (Call 08/05/69)	1,008	772,501
3.80%, 10/01/51 (Call 04/01/51)	800	670,064
3.80%, 04/06/71 (Call 10/06/70)	304	236,396
3.84%, 03/20/60 (Call 09/20/59)	1,490	1,211,117
3.85%, 02/14/72 (Call 08/14/71)	270	213,673
3.88%, 02/01/55 (Call 08/01/54)	341	282,495
3.95%, 09/10/28 (Call 06/10/28)	1,065	1,054,893
3.95%, 08/15/59 (Call 02/15/59)	420	345,883
4.00%, 04/15/47 (Call 10/15/46)	1,070	924,651
4.05%, 11/15/45 (Call 05/15/45)	305	263,368
4.05%, 03/01/46 (Call 09/01/45)	140	120,170
4.10%, 09/15/67 (Call 03/15/67)	204	170,666
4.30%, 03/01/49 (Call 09/01/48)	320	287,488
4.50%, 01/20/33 (Call 10/20/32)	635	639,293
4.50%, 09/10/48 (Call 03/10/48)	873	798,184
4.75%, 02/21/26 (Call 01/21/26)	1,450	1,466,066
4.95%, 09/09/52 (Call 03/09/52)	400	406,792
4.96%, 05/15/53 (Call 11/15/52)	500	505,180
5.15%, 01/20/63 (Call 07/20/62)	300	305,844
6.63%, 02/01/29	240	268,939
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	1,165	1,128,035
2.40%, 11/15/26 (Call 08/15/26)	543	514,997
2.50%, 09/01/29 (Call 06/01/29)	812	739,513
2.80%, 11/15/24 (Call 09/15/24)	747	727,825
3.05%, 11/15/27 (Call 08/15/27)	1,257	1,208,555
3.40%, 03/15/29 (Call 12/15/28)	635	611,778
3.40%, 11/15/46 (Call 05/15/46)	435	347,504
3.40%, 09/01/49 (Call 03/01/49)(c)	79	63,655
3.63%, 10/01/42	80	68,254
3.75%, 11/15/47 (Call 05/15/47)	414	357,535
3.90%, 04/01/25 (Call 03/01/25)	869	862,578
4.25%, 03/15/49 (Call 09/15/48)	378	344,585
4.45%, 04/01/30 (Call 01/01/30)	1,383	1,401,076
4.88%, 03/03/33 (Call 12/03/32)	530	548,174
4.88%, 11/15/40 (Call 05/15/40)	165	165,665
5.05%, 03/03/53 (Call 09/03/52)	530	546,573
5.20%, 04/01/40 (Call 10/01/39)	850	888,063
5.30%, 04/01/50 (Call 10/01/49)	1,277	1,370,834
6.20%, 01/15/38	1,700	1,950,376

138	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	$1,515	$1,373,044
1.50%, 09/22/28 (Call 07/22/28)	720	636,696
1.80%, 09/22/31 (Call 06/22/31)	1,470	1,246,589
3.95%, 09/09/27 (Call 08/09/27)	700	702,604
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	465	452,798
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/23)(b)	290	38,953
XPO CNW Inc., 6.70%, 05/01/34	215	198,015
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(b)	185	190,408
Yunda Holding Investment Co., 2.25%, 08/19/25(e)	800	722,336

		128,560,113

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. LIBOR US + 4.300%)(a)(b)	306	287,547
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(e)	600	567,564
2.63%, 03/20/25 (Call 02/20/25)(e)	400	379,016
3.38%, 03/20/28 (Call 01/20/28)(e)	600	550,164
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	775	711,101
6.50%, 10/01/25 (Call 10/01/23)(b)	566	559,027
9.75%, 08/01/27 (Call 08/01/23)(b)	280	291,225
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	176	138,528
3.10%, 06/01/51 (Call 12/01/50)	225	145,183
3.25%, 03/30/25 (Call 12/30/24)	195	187,553
3.25%, 09/15/26 (Call 06/15/26)	1,059	999,082
3.50%, 03/15/28 (Call 12/15/27)	85	78,918
3.85%, 03/30/27 (Call 12/30/26)	223	213,977
4.00%, 06/30/30 (Call 03/30/30)	700	651,427
4.55%, 11/07/28 (Call 08/07/28)	825	806,124
4.70%, 04/01/29 (Call 01/01/29)	160	157,248
4.90%, 03/15/33 (Call 12/15/32)	355	347,698
5.20%, 03/15/44 (Call 09/15/43)	400	361,772
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 06/01/23)	598	509,115
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	843	756,812
1.70%, 06/15/26 (Call 05/15/26)(b)	910	816,789
2.70%, 11/01/24 (Call 10/01/24)(b)	515	494,436
3.35%, 11/01/29 (Call 08/01/29)(b)	121	107,252
3.40%, 11/15/26 (Call 08/15/26)(b)	452	425,002
3.45%, 07/01/24 (Call 06/01/24)(b)	760	742,414
3.95%, 03/10/25 (Call 01/10/25)(b)	935	909,166
4.00%, 07/15/25 (Call 06/15/25)(b)	55	53,345
4.20%, 04/01/27 (Call 01/01/27)(b)	225	215,811
4.40%, 07/01/27 (Call 06/01/27)(b)	635	613,112
4.45%, 01/29/26 (Call 11/29/25)(b)	478	466,365
5.70%, 02/01/28 (Call 01/01/28)(b)	850	859,673
5.88%, 11/15/27 (Call 10/15/27)(b)	230	234,177
Series 144A, 5.55%, 05/01/28 (Call 04/01/28)(b)	360	362,156
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,035	916,130
2.30%, 06/15/28 (Call 04/15/28)(b)	200	170,776
5.45%, 05/03/28 (Call 04/03/28)(b)	240	240,163

		16,325,848

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$105	$89,121
3.38%, 01/20/27 (Call 12/20/26)	30	25,921

		115,042

Water — 0.1%
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(e)	400	370,828
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	465	396,478
2.80%, 05/01/30 (Call 02/01/30)	671	601,384
2.95%, 09/01/27 (Call 06/01/27)	628	594,779
3.25%, 06/01/51 (Call 12/01/50)	455	336,149
3.40%, 03/01/25 (Call 12/01/24)	1,120	1,093,680
3.45%, 06/01/29 (Call 03/01/29)	1,127	1,064,835
3.45%, 05/01/50 (Call 11/01/49)	335	259,045
3.75%, 09/01/28 (Call 06/01/28)	702	680,799
3.75%, 09/01/47 (Call 03/01/47)	442	361,609
4.00%, 12/01/46 (Call 06/01/46)	255	211,553
4.15%, 06/01/49 (Call 12/01/48)	335	288,519
4.20%, 09/01/48 (Call 03/01/48)	306	264,944
4.30%, 12/01/42 (Call 06/01/42)	326	292,810
4.30%, 09/01/45 (Call 03/01/45)	287	254,291
4.45%, 06/01/32 (Call 03/01/32)	520	515,564
6.59%, 10/15/37	518	596,187
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	783	772,281
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	788	657,216
2.70%, 04/15/30 (Call 01/15/30)	671	582,851
3.35%, 04/15/50 (Call 10/15/49)	318	228,318
3.57%, 05/01/29 (Call 02/01/29)	815	767,917
4.28%, 05/01/49 (Call 11/01/48)	485	406,997
5.30%, 05/01/52 (Call 11/01/51)	375	365,542
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(e)	400	359,080
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/24)(b)	300	288,087
United Utilities PLC, 6.88%, 08/15/28	290	319,580

		12,931,323

Total Corporate Bonds & Notes — 32.7% (Cost: $8,144,010,949)		7,381,099,493

Foreign Government and Agency Obligations(l)

Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(e)	1,400	1,185,828
8.25%, 05/09/28(e)	1,600	1,405,632
8.75%, 04/14/32(e)	1,200	992,976
9.13%, 11/26/49(e)	800	598,544
9.38%, 05/08/48(e)	1,200	920,316
9.50%, 11/12/25(e)	600	592,284

		5,695,580

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(g)	7,731	1,515,467
1.00%, 07/09/29	1,343	264,363
1.50%, 07/09/35(g)	9,040	1,779,313
3.50%, 07/09/41(g)	730	150,216
3.88%, 01/09/38(g)	2,556	606,365

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina (continued)
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 05/29/23)(c)(g)	$14,760	$3,616,938
1.00%, 07/09/29 (Call 05/30/23)(c)	2,650	633,214
1.50%, 07/09/35 (Call 05/29/23)(g)	16,046	3,575,174
1.50%, 07/09/46 (Call 05/29/23)(g)	5,775	1,333,909
3.50%, 07/09/41 (Call 05/29/23)(c)(g)	9,825	2,468,531
3.88%, 01/09/38 (Call 05/29/23)(g)	10,349	2,861,149
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(e)	450	380,885
Provincia de Buenos Aires/Government Bonds, 5.25%, 09/01/37(e)(g)	3,375	1,045,001
Provincia de Cordoba
6.88%, 12/10/25(c)(e)(g)	450	364,397
6.99%, 06/01/27(c)(e)(g)	302	211,411
Provincia de Mendoza Argentina, 5.75%, 03/19/29(e)(g)	277	214,615
Provincia del Chubut Argentina, 7.75%, 07/26/30(e)(g)	327	268,478

		21,289,426

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(e)	950	830,215
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(e)	222	229,954

		1,060,169

Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(e)	800	739,000
5.25%, 01/25/33(e)	800	693,616
5.45%, 09/16/32(e)	800	714,936
5.63%, 09/30/31(e)	800	739,384
5.63%, 05/18/34(e)	800	700,792
5.96%, 01/05/26(e)	200	199,990
6.00%, 09/19/44(e)	1,000	787,770
6.25%, 01/25/51(e)	600	470,166
6.75%, 09/20/29(e)	800	798,136
7.00%, 01/26/26(e)	800	821,520
7.00%, 10/12/28(e)	600	615,450
7.38%, 05/14/30(e)	700	720,069
7.50%, 09/20/47(e)	400	362,584
7.75%, 04/18/35	800	805,744
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(e)	800	792,104
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(e)	800	824,616
CBB International Sukuk Programme Co.
3.88%, 05/18/29(e)	1,200	1,083,648
3.95%, 09/16/27(e)	800	768,080
4.50%, 03/30/27(e)	600	584,370
6.25%, 11/14/24(e)	600	603,402
6.25%, 10/18/30(b)	600	608,490

		14,433,867

Belarus — 0.0%
Republic of Belarus International Bond
5.88%, 02/24/26(e)	400	186,000
6.20%, 02/28/30(e)	600	222,000
7.63%, 06/29/27(e)	200	92,000
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(e)	600	222,000

		722,000

Security	Par (000)	Value

Bermuda — 0.0%
Bermuda Government International Bond
2.38%, 08/20/30 (Call 05/20/30)(e)	$640	$549,658
3.38%, 08/20/50 (Call 02/20/50)(e)	740	528,922

		1,078,580

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(e)	1,400	791,448

Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25	1,600	1,531,056
3.75%, 09/12/31(c)	1,000	866,120
3.88%, 06/12/30	2,400	2,144,496
4.25%, 01/07/25	2,250	2,224,755
4.50%, 05/30/29 (Call 02/28/29)	1,400	1,330,476
4.63%, 01/13/28 (Call 10/13/27)(c)	2,050	2,008,692
4.75%, 01/14/50 (Call 07/14/49)	3,300	2,432,727
5.00%, 01/27/45	3,100	2,443,327
5.63%, 01/07/41(c)	1,300	1,153,165
5.63%, 02/21/47	1,600	1,354,144
6.00%, 04/07/26	2,275	2,358,811
6.00%, 10/20/33	1,800	1,770,480
7.13%, 01/20/37	891	952,960
8.25%, 01/20/34	1,240	1,428,368
8.75%, 02/04/25	420	445,864
10.13%, 05/15/27	1,170	1,374,177

		25,819,618

Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	590	539,024
1.63%, 01/22/25	5,243	5,019,858
2.88%, 04/28/25	600	585,744
CDP Financial Inc.
0.88%, 06/10/25(b)	395	367,555
1.00%, 05/26/26(b)	600	546,546
CPPIB Capital Inc.
0.88%, 09/09/26(b)	215	194,139
1.25%, 03/04/25(b)	165	155,879
1.25%, 01/28/31(b)	1,500	1,234,515
2.75%, 11/02/27(b)	250	237,973
Export Development Canada
3.00%, 05/25/27	35	34,027
3.38%, 08/26/25	470	463,876
Hydro-Quebec
Series HH, 8.50%, 12/01/29	425	525,232
Series HK, 9.38%, 04/15/30	270	354,578
Series HQ, 9.50%, 11/15/30	8	10,725
Series IO, 8.05%, 07/07/24	210	217,484
OMERS Finance Trust
2.50%, 05/02/24(b)	250	244,268
4.00%, 04/19/52 (Call 10/19/51)(b)	500	426,320
Ontario Teachers’ Finance Trust
0.88%, 09/21/26(b)(c)	50	44,893
1.38%, 04/15/25(b)	70	66,015
2.00%, 04/16/31(b)	250	214,183
Province of Alberta Canada
1.00%, 05/20/25	3,193	2,990,085
1.30%, 07/22/30	3,150	2,635,573
1.88%, 11/13/24	1,865	1,793,030
2.05%, 08/17/26(b)	250	235,298

140	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
3.30%, 03/15/28	$2,375	$2,315,411
Province of British Columbia Canada
0.90%, 07/20/26	1,601	1,457,566
1.30%, 01/29/31(c)	885	740,913
2.25%, 06/02/26	1,405	1,336,815
6.50%, 01/15/26(c)	250	264,735
7.25%, 09/01/36	240	319,253
Series 10, 1.75%, 09/27/24	1,645	1,583,855
Province of Manitoba Canada
1.50%, 10/25/28	215	190,539
2.13%, 06/22/26	2,198	2,078,649
3.05%, 05/14/24	580	569,780
Province of New Brunswick Canada, 3.63%, 02/24/28	790	777,636
Province of Ontario Canada
0.63%, 01/21/26	1,125	1,027,215
1.05%, 04/14/26	255	234,291
1.05%, 05/21/27	290	259,617
1.13%, 10/07/30	3,165	2,610,745
1.60%, 02/25/31	1,360	1,152,070
1.80%, 10/14/31	485	412,590
2.00%, 10/02/29	2,373	2,125,330
2.13%, 01/21/32	60	52,301
2.30%, 06/15/26	696	662,063
2.50%, 04/27/26	2,357	2,259,184
3.10%, 05/19/27	190	184,513
3.20%, 05/16/24	3,413	3,357,778
Province of Quebec Canada
0.60%, 07/23/25	4,540	4,207,354
1.35%, 05/28/30	1,860	1,577,838
1.90%, 04/21/31	155	134,718
2.50%, 04/20/26	2,777	2,666,586
2.75%, 04/12/27(c)	4,542	4,360,547
3.63%, 04/13/28	525	520,075
Series PD, 7.50%, 09/15/29	698	835,953
Series QO, 2.88%, 10/16/24	3,197	3,123,565
Series QX, 1.50%, 02/11/25	2,925	2,784,044
Province of Saskatchewan Canada, 3.25%, 06/08/27	210	204,992
PSP Capital Inc.
0.50%, 09/15/24(b)	450	425,498
1.00%, 06/29/26(b)(c)	415	377,073

		66,327,912

Cayman Islands — 0.0%
KSA Sukuk Ltd., 5.27%, 10/25/28(e)	1,800	1,893,222
Maldives Sukuk Issuance Ltd., 9.88%, 04/08/26	700	571,760
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(e)	600	546,816

		3,011,798

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(c)	1,400	1,230,502
2.55%, 01/27/32 (Call 10/27/31)(c)	1,400	1,221,010
2.55%, 07/27/33 (Call 04/27/33)	1,600	1,341,616
2.75%, 01/31/27 (Call 12/31/26)	600	567,060
3.10%, 05/07/41 (Call 11/07/40)	2,070	1,598,268
3.10%, 01/22/61 (Call 07/22/60)	1,404	940,820
3.13%, 03/27/25(c)	200	195,678
3.13%, 01/21/26	800	777,520
3.24%, 02/06/28 (Call 11/06/27)	1,600	1,533,280
3.25%, 09/21/71 (Call 03/21/71)	600	399,720
3.50%, 01/31/34 (Call 10/31/33)	1,000	905,710
3.50%, 01/25/50 (Call 07/25/49)	1,850	1,425,887

Security	Par (000)	Value

Chile (continued)
3.50%, 04/15/53 (Call 10/15/52)	$1,000	$764,220
3.63%, 10/30/42	350	285,758
3.86%, 06/21/47	1,250	1,039,950
4.00%, 01/31/52 (Call 07/31/51)	800	664,064
4.34%, 03/07/42 (Call 09/07/41)	1,400	1,271,256

		16,162,319

China — 0.1%
China Development Bank
1.00%, 10/27/25(e)	1,200	1,101,360
1.63%, 10/27/30(e)	1,000	848,880
China Development Bank/Hong Kong, 0.63%, 09/09/24(e)	400	379,212
China Government International Bond
0.55%, 10/21/25(e)	1,800	1,650,366
1.20%, 10/21/30(e)	1,600	1,359,184
1.25%, 10/26/26(e)	1,200	1,095,228
1.75%, 10/26/31(e)	1,000	873,140
1.95%, 12/03/24(e)	1,400	1,352,484
2.13%, 12/03/29(e)	2,200	2,023,428
2.25%, 10/21/50(e)	400	273,744
2.50%, 10/26/51(e)	400	285,964
2.63%, 11/02/27(e)	800	769,704
2.75%, 12/03/39(e)	2,100	1,735,629
3.50%, 10/19/28(e)	400	399,196
4.00%, 10/19/48(e)	400	387,252
Export-Import Bank of China (The)
2.88%, 04/26/26(e)	1,200	1,153,236
3.25%, 11/28/27(e)	200	193,816
3.38%, 03/14/27(e)	800	782,352
3.63%, 07/31/24(e)	1,000	987,040
4.00%, 11/28/47(e)	600	550,764

		18,201,979

Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	1,225	938,632
3.13%, 04/15/31 (Call 01/15/31)	2,650	1,963,120
3.25%, 04/22/32 (Call 01/22/32)	1,400	1,012,396
3.88%, 04/25/27 (Call 01/25/27)	1,462	1,316,253
3.88%, 02/15/61 (Call 08/15/60)(c)	1,025	560,644
4.13%, 02/22/42 (Call 08/22/41)	1,000	619,270
4.13%, 05/15/51 (Call 11/15/50)(c)	1,000	586,950
4.50%, 01/28/26 (Call 10/28/25)	1,000	948,330
4.50%, 03/15/29 (Call 12/15/28)	1,800	1,568,340
5.00%, 06/15/45 (Call 12/15/44)	3,400	2,275,654
5.20%, 05/15/49 (Call 11/15/48)	2,000	1,344,700
5.63%, 02/26/44 (Call 08/26/43)	1,825	1,328,235
6.13%, 01/18/41	1,825	1,436,403
7.38%, 09/18/37	1,300	1,208,285
7.50%, 02/02/34 (Call 11/02/33)	1,202	1,150,374
8.00%, 04/20/33 (Call 01/20/33)(c)	1,159	1,156,520
8.13%, 05/21/24	250	255,065

		19,669,171

Costa Rica — 0.0%
Costa Rica Government International Bond
4.38%, 04/30/25(e)	400	392,364
5.63%, 04/30/43(e)	600	523,446
6.13%, 02/19/31(c)(e)	800	805,744
6.55%, 04/03/34 (Call 01/03/34)(b)	800	817,520
7.00%, 04/04/44(e)	800	787,528

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Costa Rica (continued)
7.16%, 03/12/45(e)	$1,000	$993,930

		4,320,532

Denmark — 0.0%
Kommunekredit, 0.63%, 06/10/25(e)	200	185,500

Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(e)	2,550	2,257,285
4.88%, 09/23/32(e)	2,500	2,155,300
5.30%, 01/21/41(e)	1,200	947,700
5.50%, 01/27/25(e)	900	891,414
5.50%, 02/22/29 (Call 12/22/28)(e)	600	572,520
5.88%, 01/30/60(e)	2,400	1,827,408
5.95%, 01/25/27(e)	1,300	1,291,914
6.00%, 07/19/28(e)	1,000	987,000
6.00%, 02/22/33 (Call 11/22/32)(e)	1,150	1,075,457
6.40%, 06/05/49(e)	1,100	921,591
6.50%, 02/15/48(c)(e)	650	555,341
6.85%, 01/27/45(e)	1,500	1,351,350
6.88%, 01/29/26(e)	1,400	1,428,168
7.05%, 02/03/31 (Call 12/03/30)(e)	300	305,247
7.45%, 04/30/44(e)	1,000	969,150

		17,536,845

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(e)(i)	844	259,126
1.50%, 07/31/40(e)(g)	2,435	797,169
2.50%, 07/31/35(e)(g)	6,184	2,271,910
5.50%, 07/31/30(e)(g)	3,051	1,612,020

		4,940,225

Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(e)	1,200	771,456
5.25%, 10/06/25(e)	400	275,124
5.75%, 05/29/24(e)	600	499,374
5.80%, 09/30/27(e)	800	490,552
5.88%, 06/11/25(e)	1,210	871,600
5.88%, 02/16/31(e)	1,000	533,530
6.59%, 02/21/28(e)	800	492,560
6.88%, 04/30/40(e)	400	203,904
7.05%, 01/15/32(e)	800	441,152
7.30%, 09/30/33(e)	800	431,480
7.50%, 01/31/27(e)	1,400	938,700
7.50%, 02/16/61(e)	1,000	500,090
7.60%, 03/01/29(e)	1,403	858,776
7.63%, 05/29/32(e)	1,600	895,008
7.90%, 02/21/48(e)	1,200	602,592
8.15%, 11/20/59(e)	400	203,532
8.50%, 01/31/47(e)	1,800	949,464
8.70%, 03/01/49(e)	1,000	531,280
8.75%, 09/30/51(e)	600	316,812
8.88%, 05/29/50(e)	1,400	742,070
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(b)(c)	1,200	989,868

		12,538,924

El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(e)	480	300,245
7.12%, 01/20/50 (Call 07/06/49)(e)	698	342,118
7.63%, 02/01/41(e)	600	299,100

Security	Par (000)	Value

El Salvador (continued)
7.65%, 06/15/35(e)	$838	$421,078
8.25%, 04/10/32(e)	350	197,921
8.63%, 02/28/29(e)	373	218,664
9.50%, 07/15/52 (Call 01/15/52)(e)	900	494,919

		2,274,045

Finland — 0.0%
Finland Government International Bond
0.88%, 05/20/30(b)	450	372,308
6.95%, 02/15/26	955	1,021,936
Finnvera OYJ, 1.63%, 10/23/24(b)	255	244,718

		1,638,962

France — 0.0%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	550	504,174
0.63%, 02/18/26(b)	5	4,560
1.13%, 11/29/24(b)	5	4,747
1.38%, 01/20/31(b)	250	209,920
2.13%, 01/26/32(b)	200	175,222
4.00%, 01/25/26(b)	25	25,006

		923,629

Gabon — 0.0%
Gabon Government International Bond
6.63%, 02/06/31(e)	800	590,712
6.95%, 06/16/25(e)	600	553,758
7.00%, 11/24/31(e)	400	295,376

		1,439,846

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(e)	400	359,392

Germany — 0.0%
FMS Wertmanagement, 0.38%, 05/06/24(e)	200	191,426
Land Nordrhein Westfalen, 2.25%, 04/16/25(e)	400	384,296

		575,722

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(e)(i)(j)	400	136,140
6.38%, 02/11/27(d)(e)(j)	800	300,128
7.63%, 05/16/29(d)(e)(j)	800	293,568
7.75%, 04/07/29(d)(e)(j)	825	304,087
7.88%, 03/26/27(d)(e)(j)	600	231,672
7.88%, 02/11/35(d)(e)(j)	600	221,484
8.13%, 01/18/26(d)(e)(j)	800	319,784
8.13%, 03/26/32(d)(e)(j)	1,400	515,746
8.63%, 04/07/34(d)(e)(j)	600	221,478
8.63%, 06/16/49(d)(e)(j)	600	209,070
8.75%, 03/11/61(d)(e)(j)	400	138,140
8.88%, 05/07/42(d)(e)(j)	400	140,856
8.95%, 03/26/51(d)(e)(j)	800	279,720
10.75%, 10/14/30(d)(e)(j)	700	476,035

		3,787,908

Guatemala — 0.0%
Guatemala Government Bond
3.70%, 10/07/33 (Call 07/07/33)(e)	800	670,248
4.38%, 06/05/27(e)	400	386,240
4.50%, 05/03/26(e)	400	391,168
4.65%, 10/07/41 (Call 04/07/41)(e)	200	163,558
4.88%, 02/13/28(e)	800	780,672
4.90%, 06/01/30 (Call 03/01/30)(c)(e)	400	381,892

142	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Guatemala (continued)
5.38%, 04/24/32 (Call 01/24/32)(e)	$500	$487,625
6.13%, 06/01/50 (Call 12/01/49)(c)(e)	1,000	937,540

		4,198,943

Honduras — 0.0%
Honduras Government International Bond
5.63%, 06/24/30 (Call 03/24/30)(e)	150	118,692
6.25%, 01/19/27(e)	850	763,096

		881,788

Hong Kong — 0.1%
Airport Authority
1.63%, 02/04/31 (Call 11/04/30)(b)	1,200	985,020
1.75%, 01/12/27 (Call 12/12/26)(b)(c)	1,000	922,770
2.10%, (Call 03/08/26), (5-year CMT + 4.697%)(a)(e)(f)	800	737,056
2.40%, (Call 03/08/28)(a)(e)(f)	400	354,072
2.50%, 01/12/32 (Call 10/12/31)(b)	1,000	864,530
2.63%, 02/04/51 (Call 08/04/50)(b)	400	281,260
3.50%, 01/12/62 (Call 07/12/61)(b)	200	157,054
4.75%, 01/12/28 (Call 11/12/27)(b)(c)	400	408,776
4.88%, 01/12/26(b)(c)	400	405,088
4.88%, 01/12/30 (Call 11/12/29)(b)	800	824,864
4.88%, 01/12/33 (Call 10/12/32)(b)	600	621,888
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(b)	600	466,476
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	200	182,292
1.38%, 02/02/31(b)	1,200	1,004,580
1.75%, 11/24/31(e)	400	340,444
2.38%, 02/02/51(b)	400	275,000
2.50%, 05/28/24(b)	800	784,008
4.38%, 01/11/26(b)	800	806,408
4.50%, 01/11/28(b)	1,000	1,028,550
4.63%, 01/11/33(b)	600	638,442
5.25%, 01/11/53(b)	400	450,040
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(e)	600	584,766

		13,123,384

Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(e)	1,800	1,405,008
3.13%, 09/21/51(e)	1,600	990,848
5.25%, 06/16/29(e)	1,400	1,390,004
5.50%, 06/16/34(e)	800	785,216
6.13%, 05/22/28(e)	1,000	1,038,970
6.25%, 09/22/32(e)	1,600	1,662,144
6.75%, 09/25/52(e)	1,200	1,247,004
7.63%, 03/29/41	1,310	1,491,225

		10,010,419

India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(e)	1,000	818,550
3.25%, 01/15/30(e)	1,000	894,560
3.38%, 08/05/26(e)	850	806,982
3.88%, 02/01/28(e)	800	763,144
5.50%, 01/18/33(c)(e)	400	408,568

		3,691,804

Indonesia — 0.2%
Indonesia Government International Bond
1.85%, 03/12/31	1,000	825,840
2.15%, 07/28/31 (Call 04/28/31)	800	672,496

Security	Par (000)	Value

Indonesia (continued)
2.85%, 02/14/30	$1,200	$1,093,860
3.05%, 03/12/51	1,200	892,284
3.20%, 09/23/61 (Call 03/23/61)	600	414,180
3.35%, 03/12/71	800	549,488
3.40%, 09/18/29	540	510,386
3.50%, 01/11/28	1,050	1,013,597
3.50%, 02/14/50	1,150	892,400
3.55%, 03/31/32 (Call 12/31/31)(c)	600	559,182
3.70%, 10/30/49	1,400	1,126,440
3.85%, 07/18/27(e)	800	785,848
3.85%, 10/15/30	1,600	1,539,712
4.10%, 04/24/28	800	791,704
4.13%, 01/15/25(e)	800	797,376
4.15%, 09/20/27 (Call 06/20/27)	900	893,502
4.20%, 10/15/50	1,650	1,436,094
4.30%, 03/31/52 (Call 09/30/51)	400	351,232
4.35%, 01/08/27(e)	1,500	1,499,655
4.35%, 01/11/48	1,450	1,305,507
4.45%, 04/15/70	1,200	1,034,976
4.55%, 01/11/28 (Call 12/11/27)	400	403,552
4.63%, 04/15/43(e)	1,200	1,137,924
4.65%, 09/20/32 (Call 06/20/32)	1,100	1,103,256
4.75%, 01/08/26(e)	1,600	1,621,152
4.75%, 02/11/29	1,200	1,220,832
4.75%, 07/18/47(e)	610	581,324
4.85%, 01/11/33 (Call 10/11/32)	800	811,936
5.13%, 01/15/45(e)	1,400	1,399,328
5.25%, 01/17/42(e)	1,400	1,418,802
5.25%, 01/08/47(e)	600	604,302
5.35%, 02/11/49	700	714,833
5.45%, 09/20/52 (Call 03/20/52)	375	384,075
5.65%, 01/11/53 (Call 07/11/52)	400	422,448
5.95%, 01/08/46(e)	1,500	1,626,285
6.63%, 02/17/37(e)	600	698,754
6.75%, 01/15/44(e)	800	945,472
7.75%, 01/17/38(e)	1,320	1,677,931
8.50%, 10/12/35(e)	850	1,121,286
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(e)	1,400	1,287,048
2.30%, 06/23/25(c)(e)	600	575,016
2.55%, 06/09/31(e)	830	728,076
2.80%, 06/23/30(c)(e)	800	724,168
3.55%, 06/09/51(e)	400	311,300
3.80%, 06/23/50(e)	1,000	811,840
3.90%, 08/20/24(e)	200	199,050
4.15%, 03/29/27(c)(e)	1,800	1,797,768
4.33%, 05/28/25(e)	1,640	1,644,133
4.35%, 09/10/24(e)	1,000	1,002,170
4.40%, 06/06/27(e)	800	802,944
4.40%, 03/01/28(e)	1,000	1,005,900
4.45%, 02/20/29(e)	900	908,073
4.55%, 03/29/26(e)	1,600	1,611,728
4.70%, 06/06/32(e)	800	815,616

		51,104,081

Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28 (Call 06/12/23)(e)	1,290	1,205,453

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	$250	$250,210
5.50%, 09/18/33	70	79,136
Israel Government International Bond
2.75%, 07/03/30	1,600	1,445,840
2.88%, 03/16/26	600	574,026
3.25%, 01/17/28	800	756,064
3.88%, 07/03/50	1,350	1,128,101
4.13%, 01/17/48	800	699,280
4.50%, 01/17/33	1,400	1,404,816
4.50%, 01/30/43	1,150	1,079,873
4.50%, 04/03/2120	1,000	833,580
State of Israel
2.50%, 01/15/30	800	713,880
3.38%, 01/15/50	1,424	1,087,452
3.80%, 05/13/60(e)	3,000	2,352,930

		12,405,188

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	455	434,634
1.25%, 02/17/26	3,930	3,533,503
2.38%, 10/17/24	1,912	1,833,379
2.88%, 10/17/29	1,561	1,371,354
3.88%, 05/06/51	1,720	1,241,685
4.00%, 10/17/49	1,657	1,264,440
5.38%, 06/15/33	1,572	1,584,560

		11,263,555

Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.13%, 06/15/33(e)	1,000	844,710
6.38%, 03/03/28(e)	600	573,336

		1,418,046

Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28(c)	1,150	1,211,732
7.88%, 07/28/45	1,400	1,635,144
8.00%, 03/15/39	900	1,090,602

		3,937,478

Japan — 0.1%
Development Bank of Japan Inc.
1.25%, 10/20/26	450	407,601
1.75%, 08/28/24(b)	679	653,076
2.75%, 09/16/25(b)	10	9,646
2.88%, 09/19/24(e)	300	292,698
3.25%, 04/28/27(b)	584	565,586
4.38%, 09/22/25(b)	70	70,015
Japan Bank for International Cooperation
0.63%, 07/15/25	2,985	2,754,946
1.25%, 01/21/31	1,925	1,570,222
1.75%, 10/17/24	855	820,390
1.88%, 07/21/26	260	241,847
1.88%, 04/15/31	4,725	4,031,606
2.00%, 10/17/29(c)	550	485,094
2.13%, 02/10/25	310	297,451
2.13%, 02/16/29	200	179,874
2.25%, 11/04/26	2,261	2,120,728
2.38%, 04/20/26	475	451,165
2.50%, 05/23/24	1,250	1,219,550
2.50%, 05/28/25	1,595	1,533,034

Security	Par (000)	Value

Japan (continued)
2.75%, 01/21/26(c)	$805	$774,941
2.75%, 11/16/27	1,310	1,239,758
2.88%, 04/14/25	410	397,610
2.88%, 06/01/27	3,569	3,404,719
2.88%, 07/21/27	730	695,894
3.00%, 05/29/24	550	539,368
3.25%, 07/20/28	265	254,737
3.50%, 10/31/28	704	683,422
Japan Finance Organization for Municipalities, 2.38%, 02/13/25(b)(c)	219	210,768
Japan International Cooperation Agency
1.00%, 07/22/30(c)	1,745	1,412,787
2.13%, 10/20/26	450	420,390
2.75%, 04/27/27	1,223	1,158,670
3.25%, 05/25/27	95	91,680

		28,989,273

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(e)	400	384,424
5.75%, 01/31/27(e)	880	841,122
5.85%, 07/07/30(e)	800	718,464
6.13%, 01/29/26(e)	600	589,428
7.38%, 10/10/47(e)	800	676,888
7.50%, 01/13/29(b)	1,000	1,001,930
7.75%, 01/15/28(e)	400	406,056

		4,618,312

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(e)	1,000	1,002,190
4.88%, 10/14/44(e)	800	735,928
5.13%, 07/21/25(e)	1,200	1,236,264
6.50%, 07/21/45(e)	1,200	1,278,216

		4,252,598

Kenya — 0.0%
Republic of Kenya Government International Bond
6.30%, 01/23/34(e)	800	521,632
6.88%, 06/24/24(e)	1,000	864,010
7.00%, 05/22/27(e)	1,000	803,070
7.25%, 02/28/28(e)	800	613,880
8.00%, 05/22/32(e)	800	600,336
8.25%, 02/28/48(e)	800	532,200

		3,935,128

Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(e)	3,500	3,448,935

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(e)(j)	510	30,447
6.25%, 11/04/24(d)(e)(j)	380	22,690
6.25%, 06/12/25(d)(e)(j)	300	17,964
6.60%, 11/27/26(d)(e)(j)	1,550	93,000
6.65%, 11/03/28(d)(e)(j)	50	2,995
6.65%, 02/26/30(d)(e)(j)	1,100	65,472
6.75%, 11/29/27(d)(e)(j)	832	50,170
6.85%, 03/23/27(d)(e)(j)	930	55,716
6.85%, 05/25/29(d)(j)	595	35,402
7.00%, 03/23/32(d)(e)(j)	1,500	89,820
7.25%, 03/23/37(d)(e)(j)	315	18,935

		482,611

144	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(e)	$200	$181,060
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25(e)	800	783,632
4.24%, 04/22/45(e)	200	193,260
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(e)	1,650	1,610,664
4.08%, 04/27/46(e)	750	709,822
Malaysia Wakala Sukuk Bhd, 3.08%, 04/28/51(e)	250	194,908

		3,673,346

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	2,433	2,058,610
3.25%, 04/16/30 (Call 01/16/30)(c)	1,700	1,538,687
3.50%, 02/12/34 (Call 11/12/33)	2,400	2,061,936
3.75%, 01/11/28	1,200	1,159,896
3.75%, 04/19/71 (Call 10/19/70)	2,200	1,495,208
3.77%, 05/24/61 (Call 11/24/60)	2,300	1,592,083
3.90%, 04/27/25 (Call 03/27/25)	826	816,641
4.13%, 01/21/26	1,400	1,380,932
4.15%, 03/28/27	1,765	1,747,509
4.28%, 08/14/41 (Call 02/14/41)	2,200	1,842,962
4.35%, 01/15/47	700	565,950
4.40%, 02/12/52 (Call 08/12/51)	1,400	1,117,634
4.50%, 04/22/29	2,250	2,225,093
4.50%, 01/31/50 (Call 07/31/49)	1,159	957,427
4.60%, 01/23/46	1,800	1,514,448
4.60%, 02/10/48	1,050	874,650
4.75%, 04/27/32 (Call 01/27/32)	2,235	2,175,393
4.75%, 03/08/44	2,654	2,305,689
4.88%, 05/19/33 (Call 02/19/33)	1,400	1,358,350
5.00%, 04/27/51 (Call 10/27/50)	2,000	1,750,840
5.40%, 02/09/28 (Call 01/09/28)	1,155	1,193,057
5.55%, 01/21/45	1,935	1,863,753
5.75%, 10/12/2110	1,900	1,690,335
6.05%, 01/11/40	1,980	2,042,410
6.34%, 05/04/53 (Call 11/04/52)	3,188	3,282,142
6.35%, 02/09/35 (Call 11/09/34)	1,855	1,988,671
6.75%, 09/27/34	1,200	1,334,400
7.50%, 04/08/33	780	904,082
8.30%, 08/15/31	675	798,660

		45,637,448

Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(e)	400	332,108
4.45%, 07/07/31(e)	800	616,888
5.13%, 04/07/26(e)	600	551,748

		1,500,744

Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(e)	600	532,332
3.00%, 12/15/32(e)	600	485,010
4.00%, 12/15/50(e)	1,400	957,712
5.50%, 12/11/42(e)	400	348,076
5.95%, 03/08/28(b)	1,000	1,028,330
6.50%, 09/08/33(e)	200	207,540
6.50%, 09/08/33(b)	1,200	1,245,240

		4,804,240

Security	Par (000)	Value

Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(e)(g)	$600	$418,338

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(e)	600	571,572

Netherlands — 0.0%
BNG Bank NV, 0.88%, 05/18/26(b)	500	455,655
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	55	45,652
4.88%, 02/24/25	5	5,042

		506,349

Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(e)	1,000	763,700
6.50%, 11/28/27(e)	1,200	955,656
7.14%, 02/23/30(e)	1,100	828,289
7.38%, 09/28/33(e)	1,000	693,500
7.63%, 11/21/25(e)	800	724,464
7.63%, 11/28/47(e)	1,200	750,552
7.70%, 02/23/38(e)	1,000	664,680
7.88%, 02/16/32(e)	1,000	740,920
8.25%, 09/28/51(e)	600	390,588
8.38%, 03/24/29(e)	600	489,000
8.75%, 01/21/31(e)	800	635,240
9.25%, 01/21/49(e)	800	580,168

		8,216,757

Norway — 0.0%
Kommunalbanken AS
0.50%, 10/21/24(b)	699	659,339
0.88%, 03/12/25(b)	599	562,772
1.13%, 06/14/30(b)	400	333,884
1.50%, 01/20/27(b)(c)	529	485,945
2.00%, 06/19/24(b)	1,000	970,880
2.13%, 02/11/25(b)	1,064	1,024,334
4.63%, 10/24/25	5	5,066

		4,042,220

Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(e)	1,200	1,176,744
4.88%, 02/01/25(e)	1,000	990,280
5.38%, 03/08/27(e)	1,000	998,580
5.63%, 01/17/28(e)	1,800	1,816,146
6.00%, 08/01/29(e)	1,400	1,432,340
6.25%, 01/25/31(e)	1,465	1,518,179
6.50%, 03/08/47(e)	1,450	1,360,303
6.75%, 10/28/27(e)	1,800	1,899,306
6.75%, 01/17/48(e)	1,800	1,738,026
7.00%, 01/25/51(e)	1,000	993,820
7.38%, 10/28/32(e)	800	891,280
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(e)	1,400	1,382,654
4.88%, 06/15/30(e)	1,200	1,210,728
5.93%, 10/31/25(e)	1,300	1,329,536

		18,737,922

Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(e)	400	179,544
Pakistan Government International Bond
6.00%, 04/08/26(e)	800	288,400
6.88%, 12/05/27(e)	1,200	420,408

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pakistan (continued)
7.38%, 04/08/31(e)	$1,090	$368,496
8.25%, 09/30/25(e)	1,000	410,180
8.88%, 04/08/51(e)	600	199,530
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(e)	200	63,788

		1,930,346

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(e)	400	370,224
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	2,000	1,548,120
3.16%, 01/23/30 (Call 10/23/29)	1,200	1,063,068
3.30%, 01/19/33 (Call 10/19/32)	1,000	847,370
3.75%, 03/16/25 (Call 12/16/24)	1,000	980,730
3.75%, 04/17/26(e)	650	622,583
3.87%, 07/23/60 (Call 01/23/60)	2,200	1,472,988
3.88%, 03/17/28 (Call 12/17/27)	1,050	1,013,376
4.30%, 04/29/53	1,600	1,198,736
4.50%, 05/15/47 (Call 11/15/46)	1,000	801,320
4.50%, 04/16/50 (Call 10/16/49)	1,800	1,406,322
4.50%, 04/01/56 (Call 10/01/55)	1,800	1,366,470
4.50%, 01/19/63 (Call 07/19/62)	1,200	884,904
6.40%, 02/14/35 (Call 11/14/34)	1,200	1,271,064
6.70%, 01/26/36	1,500	1,616,835
6.85%, 03/28/54 (Call 09/28/53)	600	627,600
7.13%, 01/29/26	764	811,322
8.88%, 09/30/27	865	1,010,303
9.38%, 04/01/29	800	980,144

		19,893,479

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond, 8.38%, 10/04/28(e)	400	363,444

Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33 (Call 10/29/32)(e)	600	483,270
3.85%, 06/28/33 (Call 03/28/33)(e)	200	174,520
4.70%, 03/27/27(c)(e)	400	392,936
4.95%, 04/28/31 (Call 01/28/31)(e)	400	386,940
5.00%, 04/15/26(e)	600	596,508
5.40%, 03/30/50 (Call 09/30/49)(e)	800	682,112
5.60%, 03/13/48(e)	400	349,572
6.10%, 08/11/44(e)	830	789,894

		3,855,752

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(e)	600	516,132
Fondo MIVIVIENDA SA, 4.63%, 04/12/27 (Call 03/12/27)(e)	400	383,784
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	1,550	1,199,188
2.39%, 01/23/26 (Call 12/23/25)	930	878,534
2.78%, 01/23/31 (Call 10/23/30)	1,800	1,560,240
2.78%, 12/01/60 (Call 06/01/60)	1,575	963,821
2.84%, 06/20/30	555	492,452
3.00%, 01/15/34 (Call 10/15/33)	1,600	1,339,792
3.23%, 07/28/2121 (Call 01/28/21)	825	503,951
3.30%, 03/11/41 (Call 09/11/40)	1,020	785,104
3.55%, 03/10/51 (Call 09/10/50)	1,600	1,207,952
3.60%, 01/15/72 (Call 07/15/71)	800	550,760
4.13%, 08/25/27(c)	1,500	1,476,360

Security	Par (000)	Value

Peru (continued)
5.63%, 11/18/50	$1,600	$1,654,672
6.55%, 03/14/37	750	835,433
7.35%, 07/21/25	1,100	1,160,170
8.75%, 11/21/33	1,505	1,923,405

		17,431,750

Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	87	100,384
Philippine Government International Bond
1.65%, 06/10/31	1,000	814,980
1.95%, 01/06/32	625	514,412
2.46%, 05/05/30	1,400	1,227,520
2.65%, 12/10/45	1,200	833,160
2.95%, 05/05/45	1,550	1,138,273
3.00%, 02/01/28	1,900	1,798,787
3.20%, 07/06/46	1,800	1,360,242
3.56%, 09/29/32	400	374,312
3.70%, 03/01/41	1,525	1,293,276
3.70%, 02/02/42	1,725	1,447,741
3.75%, 01/14/29	1,500	1,452,645
3.95%, 01/20/40	1,200	1,053,384
4.20%, 03/29/47	1,200	1,054,308
5.00%, 07/17/33	200	207,404
5.00%, 01/13/37	1,000	1,015,210
5.17%, 10/13/27	200	207,822
5.50%, 03/30/26	1,400	1,445,976
5.50%, 01/17/48	1,000	1,048,730
5.61%, 04/13/33	600	648,516
6.38%, 01/15/32	670	758,373
6.38%, 10/23/34	1,410	1,600,153
7.50%, 09/25/24(c)	200	204,532
7.75%, 01/14/31	1,281	1,536,521
9.50%, 02/02/30	1,232	1,575,371
10.63%, 03/16/25	1,200	1,338,384

		26,050,416

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,400	1,366,792
4.88%, 10/04/33 (Call 07/04/33)	1,800	1,834,092
5.50%, 11/16/27 (Call 08/16/27)	1,100	1,154,846
5.50%, 04/04/53 (Call 10/04/52)	1,900	1,973,036
5.75%, 11/16/32 (Call 08/16/32)	1,100	1,193,885

		7,522,651

Portugal — 0.0%
Portugal Government International Bond, 5.13%, 10/15/24(b)	300	300,663

Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(e)	2,200	2,147,750
3.40%, 04/16/25(e)	1,800	1,765,062
3.75%, 04/16/30(e)	3,200	3,173,184
4.00%, 03/14/29(e)	2,550	2,563,872
4.40%, 04/16/50(e)	4,000	3,751,480
4.50%, 04/23/28(e)	2,450	2,512,499
4.63%, 06/02/46(e)	1,400	1,368,598
4.82%, 03/14/49(e)	4,200	4,160,268
5.10%, 04/23/48(e)	4,450	4,569,438
5.75%, 01/20/42(b)	800	894,008
6.40%, 01/20/40(b)	900	1,068,597

146	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
9.75%, 06/15/30(b)(c)	$478	$644,201

		28,618,957

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(e)	1,176	1,074,546
3.00%, 02/14/31(e)	1,956	1,632,869
3.63%, 03/27/32(e)	800	684,088
4.00%, 02/14/51(e)	1,750	1,216,565
5.13%, 06/15/48(e)	850	716,100
5.25%, 11/25/27(e)	200	198,006
6.00%, 05/25/34(e)	600	594,990
6.13%, 01/22/44(e)	600	577,944
6.63%, 02/17/28(e)	1,076	1,121,558
7.13%, 01/17/33(e)	1,100	1,178,683
7.63%, 01/17/53(e)	800	862,280

		9,857,629

Rwanda — 0.0%
Rwanda International Government Bond, 5.50%, 08/09/31(e)	400	289,252

Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.25%, 05/17/31(e)	600	523,890
2.97%, 10/29/29(e)	1,500	1,398,825
3.63%, 04/20/27(e)	3,774	3,709,880
4.30%, 01/19/29(e)	1,800	1,812,312
Saudi Government International Bond
2.25%, 02/02/33(e)	2,200	1,832,688
2.50%, 02/03/27(e)	900	851,184
2.75%, 02/03/32(e)	800	714,080
2.90%, 10/22/25(e)	1,800	1,742,778
3.25%, 10/26/26(e)	3,600	3,500,460
3.25%, 10/22/30(e)	900	840,330
3.25%, 11/17/51(e)	800	575,144
3.45%, 02/02/61(e)	1,800	1,293,192
3.63%, 03/04/28(e)	3,850	3,744,510
3.75%, 01/21/55(e)	2,600	2,010,216
4.00%, 04/17/25(e)	2,850	2,828,597
4.38%, 04/16/29(e)	3,400	3,430,498
4.50%, 04/17/30(e)	2,300	2,324,288
4.50%, 10/26/46(e)	5,200	4,671,004
4.50%, 04/22/60(e)	1,400	1,241,744
4.63%, 10/04/47(e)	3,110	2,829,602
4.75%, 01/18/28(e)	2,200	2,242,020
4.88%, 07/18/33(e)	2,000	2,059,180
5.00%, 04/17/49(e)	2,800	2,653,840
5.00%, 01/18/53(e)	2,700	2,557,926
5.25%, 01/16/50(e)	2,600	2,562,248
5.50%, 10/25/32(e)	2,600	2,818,816

		56,769,252

Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(e)	800	630,144
6.75%, 03/13/48(e)	800	537,224

		1,167,368

Serbia — 0.0%
Serbia International Bond
2.13%, 12/01/30(e)	1,000	782,250
6.25%, 05/26/28(e)	600	613,470

Security	Par (000)	Value

Serbia (continued)
6.50%, 09/26/33(e)	$600	$609,240

		2,004,960

South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,400	1,258,586
4.85%, 09/27/27	800	761,048
4.85%, 09/30/29	1,600	1,437,936
4.88%, 04/14/26	800	775,160
5.00%, 10/12/46	800	545,144
5.38%, 07/24/44	800	581,976
5.65%, 09/27/47	1,400	1,011,920
5.75%, 09/30/49	2,000	1,436,980
5.88%, 09/16/25	1,600	1,597,872
5.88%, 06/22/30	1,000	938,170
5.88%, 04/20/32	600	545,454
6.25%, 03/08/41	718	600,442
6.30%, 06/22/48	400	313,232
7.30%, 04/20/52	1,200	1,023,924

		12,827,844

South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 06/29/24	400	381,456
0.63%, 02/09/26	800	718,688
0.75%, 09/21/25	1,000	912,990
1.13%, 12/29/26	400	354,052
1.25%, 01/18/25	1,000	944,310
1.25%, 09/21/30	1,200	970,956
1.38%, 03/20/25(e)	400	376,600
1.38%, 02/09/31	600	485,358
1.63%, 01/18/27	1,000	909,470
1.75%, 10/19/28 (Call 08/19/28)(e)	800	702,472
1.88%, 02/12/25	400	381,292
2.13%, 01/18/32	400	336,764
2.38%, 06/25/24	800	778,800
2.50%, 06/29/41(c)	400	301,128
2.63%, 05/26/26	800	755,952
2.88%, 01/21/25	800	776,600
3.25%, 11/10/25	600	580,314
3.25%, 08/12/26	600	574,776
4.00%, 09/15/24	400	396,040
4.25%, 09/15/27	600	599,898
4.50%, 09/15/32	200	202,216
4.88%, 01/11/26	600	604,530
5.00%, 01/11/28	1,000	1,031,030
5.13%, 01/11/33	600	636,258
Incheon International Airport Corp., 1.25%, 05/04/26(e)	200	180,742
Industrial Bank of Korea
0.63%, 09/17/24(e)	200	189,184
1.04%, 06/22/25(c)(e)	600	553,986
2.13%, 10/23/24(e)	400	385,372
Korea Development Bank (The)
0.40%, 06/19/24	400	380,976
1.25%, 06/03/25(e)	400	373,040
1.38%, 04/25/27	600	537,402
1.75%, 02/18/25	800	760,688
4.00%, 09/08/25	200	197,230
4.25%, 09/08/32	400	395,916
4.38%, 02/15/28	1,000	1,004,760
4.38%, 02/15/33	600	599,592

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea Electric Power Corp.
1.13%, 09/24/26(e)	$400	$355,008
3.63%, 06/14/25(e)	200	195,460
4.00%, 06/14/27(e)	400	393,608
5.50%, 04/06/28(e)	200	210,380
Korea Expressway Corp., 1.13%, 05/17/26(c)(e)	800	717,504
Korea Gas Corp.
2.25%, 07/18/26(e)	800	741,256
3.13%, 07/20/27(c)(e)	200	190,550
Korea Housing Finance Corp.
4.63%, 02/24/28(e)	800	804,112
4.63%, 02/24/33	200	199,846
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(e)	200	180,160
3.13%, 07/25/27(e)	400	379,508
3.25%, 06/15/25(e)	600	579,954
4.25%, 07/27/27(e)	200	198,208
Korea International Bond
1.00%, 09/16/30	400	329,104
1.75%, 10/15/31	400	341,932
2.00%, 06/19/24	400	389,140
2.50%, 06/19/29	525	486,922
2.75%, 01/19/27	800	768,888
3.50%, 09/20/28	400	392,252
3.88%, 09/20/48	400	367,836
4.13%, 06/10/44	1,150	1,113,142
Korea Mine Rehabilitation & Mineral Resources Corp.
1.75%, 04/15/26(e)	400	361,456
4.13%, 04/20/27(e)	200	192,702
Korea National Oil Corp.
0.88%, 10/05/25(e)	600	545,634
1.25%, 04/07/26(e)	800	722,800
1.63%, 10/05/30(e)	400	326,632
1.75%, 04/18/25(e)	200	188,418
2.38%, 04/07/31(e)	400	341,364
2.50%, 10/24/26(c)(e)	200	185,390
3.38%, 03/27/27(c)(e)	400	384,000
Korea SMEs and Startups Agency, 2.13%, 08/30/26(e)	400	365,376
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(e)	400	360,816
Korea Water Resources Corp, 3.50%, 04/27/25(e)	200	194,840

		33,775,036

Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(e)(j)	400	142,308
6.20%, 05/11/27(d)(e)(j)	1,200	395,016
6.35%, 06/28/24(d)(e)(j)	400	133,224
6.75%, 04/18/28(d)(e)(j)	1,000	329,810
6.83%, 07/18/26(d)(e)(j)	800	285,536
6.85%, 11/03/25(d)(e)(j)	1,200	424,488
7.55%, 03/28/30(d)(e)(j)	1,200	395,772
7.85%, 03/14/29(d)(e)(j)	1,024	337,705

		2,443,859

Supranational — 0.9%
Africa Finance Corp.
3.13%, 06/16/25(e)	1,000	929,260
3.75%, 10/30/29(e)	400	330,456
4.38%, 04/17/26(e)	665	625,353
African Development Bank
0.88%, 03/23/26	300	275,457
0.88%, 07/22/26	5,038	4,584,731

Security	Par (000)	Value

Supranational (continued)
3.38%, 07/07/25	$450	$444,222
4.38%, 11/03/27	300	308,283
African Export-Import Bank (The), 4.13%, 06/20/24(e)	950	923,837
Arab Petroleum Investments Corp., 1.26%, 02/10/26(e)	200	183,102
Asian Development Bank
0.38%, 06/11/24	5,248	5,011,420
0.38%, 09/03/25	1,860	1,712,930
0.50%, 02/04/26	1,735	1,583,986
0.63%, 10/08/24	2,645	2,507,010
0.63%, 04/29/25	3,148	2,936,895
0.75%, 10/08/30(c)	2,330	1,900,162
1.00%, 04/14/26	3,190	2,940,319
1.25%, 06/09/28	20	17,782
1.50%, 10/18/24	2,954	2,834,009
1.50%, 01/20/27	725	669,291
1.50%, 03/04/31	725	623,261
1.75%, 08/14/26	630	591,778
1.75%, 09/19/29	1,649	1,471,864
1.88%, 01/24/30	3,961	3,546,561
2.00%, 01/22/25	1,350	1,300,009
2.00%, 04/24/26	647	613,725
2.13%, 03/19/25(c)	10	9,636
2.38%, 08/10/27	150	142,430
2.50%, 11/02/27	1,377	1,311,069
2.63%, 01/12/27	794	763,677
2.75%, 01/19/28	940	904,045
2.88%, 05/06/25	450	438,858
3.13%, 08/20/27	655	640,230
3.13%, 09/26/28	398	388,150
3.13%, 04/27/32	455	437,392
3.88%, 09/28/32	30	30,560
4.13%, 09/27/24	2,435	2,425,236
5.82%, 06/16/28	460	503,097
6.22%, 08/15/27	458	494,072
6.38%, 10/01/28	300	336,723
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	2,225	2,097,930
0.50%, 05/28/25	2,098	1,943,608
0.50%, 01/27/26	100	90,838
2.25%, 05/16/24	4,037	3,939,143
3.38%, 06/29/25	415	407,522
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	200	185,718
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	400	378,452
Corp. Andina de Fomento
1.25%, 10/26/24	330	311,771
4.75%, 04/01/26	800	801,680
Council of Europe Development Bank
0.38%, 06/10/24	300	286,401
0.88%, 09/22/26	1,110	1,006,637
1.38%, 02/27/25	315	299,266
3.00%, 06/16/25	565	551,666
European Bank for Reconstruction & Development
0.50%, 05/19/25	2,061	1,913,927
0.50%, 11/25/25	2,083	1,911,319
0.50%, 01/28/26	145	132,421
1.50%, 02/13/25	320	305,171
1.63%, 09/27/24	3,450	3,319,279

148	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
European Investment Bank
0.00%, 11/06/26(i)	$230	$201,584
0.38%, 12/15/25	2,110	1,929,574
0.38%, 03/26/26	1,510	1,369,374
0.63%, 07/25/25	3,965	3,687,965
0.63%, 10/21/27	370	324,386
0.75%, 10/26/26	1,288	1,163,541
0.75%, 09/23/30	1,421	1,166,698
0.88%, 05/17/30	820	684,905
1.25%, 02/14/31	2,475	2,104,171
1.38%, 03/15/27	250	229,283
1.63%, 03/14/25	4,508	4,304,283
1.63%, 10/09/29	705	627,450
1.75%, 03/15/29(c)	490	442,592
1.88%, 02/10/25	4,776	4,587,539
2.13%, 04/13/26	2,695	2,570,006
2.25%, 06/24/24	1,645	1,602,723
2.38%, 05/24/27	1,230	1,170,997
2.50%, 10/15/24	660	643,163
2.75%, 08/15/25	230	224,222
4.88%, 02/15/36	1,365	1,519,887
European Stability Mechanism
0.38%, 09/10/25(b)	390	358,652
1.38%, 09/11/24(b)	110	105,531
Inter-American Development Bank
0.50%, 09/23/24	1,050	994,686
0.63%, 07/15/25	1,282	1,192,504
0.63%, 09/16/27	755	663,351
0.88%, 04/03/25	1,135	1,066,310
0.88%, 04/20/26	1,910	1,752,616
1.13%, 07/20/28	978	861,178
1.13%, 01/13/31	3,715	3,100,910
1.50%, 01/13/27	270	249,342
1.75%, 03/14/25	2,900	2,773,241
2.00%, 06/02/26	1,433	1,355,503
2.00%, 07/23/26	1,697	1,603,953
2.13%, 01/15/25	4,363	4,212,302
2.25%, 06/18/29	2,183	2,017,441
2.38%, 07/07/27	1,210	1,149,064
3.13%, 09/18/28	2,421	2,357,376
3.20%, 08/07/42	230	201,616
3.25%, 07/01/24	95	93,605
3.50%, 09/14/29	25	24,789
3.88%, 10/28/41	1,119	1,085,755
4.38%, 01/24/44	958	991,549
7.00%, 06/15/25	170	179,454
Inter-American Investment Corp.
1.75%, 10/02/24(e)	940	904,045
4.13%, 02/15/28	800	808,360
International Bank for Reconstruction & Development
0.38%, 07/28/25	2,770	2,559,064
0.50%, 10/28/25	2,415	2,221,993
0.63%, 04/22/25	9,525	8,892,635
0.75%, 03/11/25	2,330	2,188,150
0.75%, 11/24/27	3,068	2,696,005
0.75%, 08/26/30	3,585	2,926,579
0.88%, 07/15/26	490	447,581
0.88%, 05/14/30	2,228	1,850,064
1.13%, 09/13/28	2,717	2,385,988
1.25%, 02/10/31(c)	3,225	2,720,545

Security	Par (000)	Value

Supranational (continued)
1.38%, 04/20/28	$1,020	$916,246
1.50%, 08/28/24	3,090	2,973,785
1.63%, 01/15/25	2,246	2,150,725
1.63%, 11/03/31(c)	2,027	1,737,727
1.75%, 10/23/29(c)	1,799	1,603,233
1.88%, 10/27/26	1,875	1,759,444
2.13%, 03/03/25	1,030	993,002
2.50%, 11/25/24	3,451	3,357,374
2.50%, 07/29/25	4,508	4,369,514
2.50%, 11/22/27	2,441	2,323,124
2.50%, 03/29/32	665	610,024
3.13%, 11/20/25	690	676,849
3.13%, 06/15/27	75	73,460
3.63%, 09/21/29	550	549,510
4.75%, 02/15/35	1,998	2,167,630
International Finance Corp.
0.38%, 07/16/25	40	37,026
0.75%, 10/08/26	710	641,520
0.75%, 08/27/30	1,130	924,159
1.38%, 10/16/24	1,575	1,509,039
2.13%, 04/07/26	2,648	2,523,491
3.63%, 09/15/25	200	198,806
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(e)	2,855	2,623,174
Nordic Investment Bank
0.38%, 09/11/25	700	644,245
0.50%, 01/21/26	5	4,570
2.25%, 05/21/24	363	354,303
2.63%, 04/04/25	570	553,937
3.38%, 09/08/27	255	251,726

		193,647,350

Suriname — 0.0%
Suriname Government International Bond, 9.25%, 10/26/26(d)(e)(j)	400	256,908

Sweden — 0.0%
Kommuninvest I Sverige AB
2.75%, 03/01/25	5	4,863
4.75%, 10/22/25	5	5,083
Svensk Exportkredit AB
0.38%, 07/30/24	585	554,867
0.50%, 08/26/25	1,695	1,559,281
0.63%, 10/07/24	285	269,570
0.63%, 05/14/25	2,820	2,618,060
2.25%, 03/22/27	400	376,332
4.38%, 02/13/26	5	5,041

		5,393,097

Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(e)	400	367,400

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(e)	800	785,408
4.50%, 06/26/30 (Call 03/31/30)(e)	600	580,098

		1,365,506

Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(e)	807	412,103

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(e)	800	764,760
5.13%, 06/22/26(e)	2,800	2,548,000

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
7.25%, 02/24/27(e)	$1,200	$1,153,572
9.76%, 11/13/25(e)	2,000	2,054,700
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(e)	400	362,416
Turkey Government International Bond
4.25%, 03/13/25	1,400	1,298,766
4.25%, 04/14/26	1,000	893,020
4.75%, 01/26/26(c)	1,400	1,275,652
4.88%, 10/09/26	2,400	2,150,520
4.88%, 04/16/43	2,050	1,368,067
5.13%, 02/17/28	2,400	2,093,400
5.25%, 03/13/30	1,400	1,154,146
5.60%, 11/14/24	2,000	1,923,280
5.75%, 05/11/47	2,400	1,703,112
5.88%, 06/26/31	1,400	1,168,090
5.95%, 01/15/31	1,800	1,517,148
6.00%, 03/25/27(c)	2,600	2,395,276
6.00%, 01/14/41	2,150	1,614,951
6.13%, 10/24/28	2,000	1,795,000
6.35%, 08/10/24	1,400	1,372,224
6.38%, 10/14/25	1,800	1,710,648
6.50%, 09/20/33	1,500	1,272,915
6.63%, 02/17/45	2,250	1,781,167
6.75%, 05/30/40	1,400	1,129,982
6.88%, 03/17/36	2,031	1,736,282
7.25%, 03/05/38	812	724,791
7.38%, 02/05/25(c)	2,420	2,385,031
7.63%, 04/26/29	2,400	2,282,904
8.00%, 02/14/34	680	675,934
8.60%, 09/24/27	400	400,436
9.13%, 07/13/30	2,000	2,001,780
9.38%, 03/14/29	2,800	2,833,908
9.38%, 01/19/33	2,000	2,020,140
9.88%, 01/15/28	2,200	2,276,780
11.88%, 01/15/30(c)	900	1,054,188
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(e)	600	541,014
6.13%, 05/03/24(e)	400	390,384
9.38%, 01/31/26(e)	200	199,650
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(e)	400	355,252

		56,379,286

Ukraine — 0.0%
Ukraine Government International Bond
6.88%, 05/21/31(d)(e)(j)	1,600	259,296
7.25%, 03/15/35(d)(e)(j)	1,409	228,356
7.38%, 09/25/34(d)(e)(j)	1,800	290,484
7.75%, 09/01/25(d)(e)(j)	981	187,077
7.75%, 09/01/26(d)(e)(j)	1,121	192,218
7.75%, 09/01/27(d)(e)(j)	1,400	243,432
7.75%, 09/01/28(d)(e)(j)	1,228	212,935
7.75%, 09/01/29(d)(e)(j)	1,000	173,030
8.99%, 02/01/26(d)(e)(j)	600	104,730
9.75%, 11/01/30(d)(e)(j)	1,200	215,964

		2,107,522

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
1.63%, 06/02/28(e)	1,200	1,078,020
1.70%, 03/02/31(e)	1,000	854,610
1.88%, 09/15/31(e)	1,200	1,028,388
2.13%, 09/30/24(e)	1,900	1,829,624
2.50%, 04/16/25(e)	2,200	2,125,156

Security	Par (000)	Value

United Arab Emirates (continued)
2.50%, 09/30/29(e)	$2,700	$2,491,101
2.70%, 09/02/70(e)	1,200	752,256
3.00%, 09/15/51(e)	1,000	732,430
3.13%, 05/03/26(e)	1,800	1,747,854
3.13%, 10/11/27(e)	4,000	3,871,760
3.13%, 04/16/30(e)	2,000	1,907,700
3.13%, 09/30/49(e)	3,200	2,423,712
3.88%, 04/16/50(e)	2,900	2,497,654
4.13%, 10/11/47(e)	2,000	1,808,520
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(e)	900	813,375
5.00%, 04/30/29(e)	1,400	1,447,306
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(e)	1,000	737,590
5.25%, 01/30/43(e)	800	762,976
Finance Department Government of Sharjah
3.63%, 03/10/33(e)	600	500,040
4.00%, 07/28/50(e)	700	456,092
4.38%, 03/10/51(e)	600	417,354
6.50%, 11/23/32(b)	400	414,884
RAK Capital, 3.09%, 03/31/25(e)	800	773,440
Sharjah Sukuk Ltd., 3.76%, 09/17/24(e)	400	391,956
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(e)	800	730,344
3.20%, 07/13/31(e)	400	345,088
3.23%, 10/23/29(e)	1,000	894,460
3.85%, 04/03/26(e)	800	770,352
4.23%, 03/14/28(e)	800	766,104
UAE International Government Bond
2.00%, 10/19/31(e)	600	519,018
2.88%, 10/19/41(e)	1,000	789,330
3.25%, 10/19/61(e)	1,400	1,046,360
4.05%, 07/07/32(e)	1,200	1,206,648
4.95%, 07/07/52(e)	1,000	1,009,650

		39,941,152

United Kingdom — 0.0%
Bank of England Euro Notes, 2.00%, 03/21/25(b)	50	48,018

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	615	572,694
4.38%, 10/27/27	1,203	1,215,535
4.38%, 01/23/31 (Call 10/23/30)	1,922	1,938,279
4.50%, 08/14/24(c)	353	354,793
4.98%, 04/20/55	2,030	2,037,328
5.10%, 06/18/50	2,862	2,931,175
5.75%, 10/28/34 (Call 07/28/34)	600	666,096
7.63%, 03/21/36	950	1,204,477
7.88%, 01/15/33	574	720,066

		11,640,443

Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 02/20/29(e)	200	185,144

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(e)	600	585,966

150	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond, 8.97%, 07/30/27(d)(e)(j)	$1,000	$463,690

Total Foreign Government and Agency Obligations — 4.6% (Cost: $1,155,961,398)		1,029,757,572

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	520	422,797

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,000	1,004,883

California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	565	416,926
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	1,140	1,399,801
Series S-1, 7.04%, 04/01/50	150	197,814
Series S-3, 6.91%, 10/01/50	775	1,019,924
California Earthquake Authority, 5.60%, 07/01/27	200	203,829
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/31)	55	52,019
4.35%, 06/01/41 (Call 06/01/31)	80	75,430
California State University RB
Class B, 2.72%, 11/01/52	1,055	732,115
Class B, 2.98%, 11/01/51 (Call 05/01/51)	680	500,386
Series E, 2.90%, 11/01/51 (Call 11/01/30)	100	74,631
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	55	49,897
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	63,367
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	500	569,722
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	350	294,693
Golden State Tobacco Securitization Corp. RB
Class B, 3.00%, 06/01/46	110	102,910
3.12%, 06/01/38 (Call 06/01/31) (SAP)	500	401,235
Class B, 3.29%, 06/01/42 (Call 06/01/31)	315	248,295
3.71%, 06/01/41 (Call 12/01/31)	385	296,427
3.85%, 06/01/50 (Call 12/01/31)	220	201,210
4.21%, 06/01/50 (Call 12/01/31)	205	159,884
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)(c)	500	418,370
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	535	674,191
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	750	822,734
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	445	497,116
Series A, 6.60%, 07/01/50	855	1,072,225
Series D, 6.57%, 07/01/45	600	731,537
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	1,675	1,840,539
5.76%, 07/01/29	400	420,378
Series RY, 6.76%, 07/01/34	100	116,311
Regents of the University of California Medical Center
Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	100	68,963

Security	Par (000)	Value

California (continued)
4.13%, 05/15/32 (Call 02/15/32)	$105	$102,124
4.56%, 05/15/53	175	166,911
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(c)	540	395,076
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	225	271,947
Series F, 6.58%, 05/15/49	1,260	1,511,073
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	160	182,008
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	250	292,057
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	250	198,974
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	660	696,933
State of California, 5.20%, 03/01/43 (Call 03/01/33)	105	106,147
State of California GO
1.70%, 02/01/28	250	222,722
2.50%, 10/01/29	570	513,464
3.38%, 04/01/25	200	195,910
3.50%, 04/01/28	2,815	2,747,223
4.60%, 04/01/38 (Call 04/01/28)	125	123,940
Series A, 3.05%, 04/01/29	500	469,255
State of California GO BAB
7.30%, 10/01/39	1,155	1,441,037
7.35%, 11/01/39	500	629,530
7.50%, 04/01/34	1,900	2,382,921
7.55%, 04/01/39	1,630	2,145,373
7.60%, 11/01/40	2,350	3,122,241
7.63%, 03/01/40	1,200	1,571,876
University of California RB
Series AD, 4.86%, 05/15/12	110	101,419
Series AQ, 4.77%, 05/15/15	1,445	1,317,987
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	48,702
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	720	604,190
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	1,305	950,894
University of California RB BAB, 5.77%, 05/15/43	330	366,048

		36,600,861

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	840	920,926

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	1,000	1,070,931
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	930	720,675
4.81%, 10/01/14	100	94,392

		1,885,998

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	1,000	841,453
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	55,949
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,000	756,243
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	967	903,345
1.71%, 07/01/27	500	448,054
2.15%, 07/01/30	925	790,673

		3,795,717

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	$120	$97,287
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	1,003	1,140,594
Project M, Series 2010-A, 6.66%, 04/01/57	314	359,552
Project P, Series 2010-A, 7.06%, 04/01/57	25	25,956

		1,623,389

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	85	63,972

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49(c)	80	75,386
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	585,543
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	1,290	1,493,841
Series B, 6.90%, 12/01/40	290	338,569
Chicago Transit Authority Sales Tax Receipts Fund RB BAB, Series B, 6.20%, 12/01/40	400	451,236
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	202,750
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	1,000	800,752
State of Illinois GO
4.95%, 06/01/23	13	13,625
5.10%, 06/01/33	6,105	6,115,360
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	743	813,755

		10,890,817

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	100	77,340

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	420	301,084

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth
5.08%, 06/01/31	415	421,233
5.20%, 12/01/39	1,215	1,268,396
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	628	614,827
4.48%, 08/01/39	520	505,090
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	195	153,565

		2,963,111

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	200	156,345

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	805	830,231
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	70	54,029
2.81%, 09/01/43	100	76,541
2.90%, 09/01/49	550	398,366
Series D, 2.66%, 09/01/39	99	81,686
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	145	158,092

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	$805	$784,692
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,000	1,092,652
Massachusetts School Building Authority RB
2.95%, 05/15/43 (Call 05/15/30)	1,765	1,390,086
3.40%, 10/15/40 (Call 10/15/29)	65	55,128
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	130	107,521

		5,029,024

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	81,377
Michigan Finance Authority RB
3.08%, 12/01/34	350	304,661
3.38%, 12/01/40	55	46,342
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	550	449,886
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	50	39,567
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(c)	153	128,861
3.50%, 04/01/52 (Call 10/01/51)	119	100,245
4.45%, 04/01/22 (Call 10/01/21)	846	766,904
Series B, 2.44%, 04/01/40 (Call 10/01/39)	238	179,378

		2,097,221

Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)	268	247,988

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB
Series A, 3.23%, 05/15/50 (Call 11/15/49)	500	395,467
Series A, 3.65%, 08/15/57 (Call 08/15/27)	225	184,089

		579,556

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB (The), Series A, Class A, 3.04%, 10/01/49(c)	50	39,787

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	1,085	1,190,402
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	1,055	1,361,472
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	845	747,190
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	210	244,581
Series C, 5.75%, 12/15/28	50	51,442
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	1,435	1,797,376
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	200	164,261
Series P, 3.92%, 05/01/19 (Call 11/01/18)	100	75,284
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	500	539,166

		6,171,174

New York — 0.1%
City of New York NY, 5.26%, 10/01/52	75	81,127

152	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	$135	$140,321
Series C-1, 5.52%, 10/01/37	450	486,552
Series F1, 6.27%, 12/01/37	1,000	1,144,905
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	700	661,986
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	525	673,981
Series 2010-A, 6.67%, 11/15/39	250	271,195
Series A, 5.87%, 11/15/39	100	100,901
Series E, 6.81%, 11/15/40	265	287,428
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	525	573,727
5.72%, 06/15/42(c)	250	282,456
5.88%, 06/15/44	975	1,122,414
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	260	277,348
Series C-2, 5.77%, 08/01/36	995	1,066,043
New York City Water & Sewer System RB BAB, 5.95%, 06/15/42	225	260,269
New York State Dormitory Authority RB
2.20%, 03/15/34	1,800	1,438,641
Series B, 3.14%, 07/01/43	1,000	833,874
Series F, 3.11%, 02/15/39	150	124,925
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	390	422,457
Series F, 5.63%, 03/15/39	50	53,513
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	100	85,950
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,090	920,714
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	250	236,536
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	175	186,140
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	230	175,992
Series 165, 5.65%, 11/01/40	1,290	1,436,178
Series 168, 4.93%, 10/01/51	775	795,605
Series 174, 4.46%, 10/01/62	2,300	2,184,660
Series 181, 4.96%, 08/01/46	100	102,738
Series 192, 4.81%, 10/15/65	145	146,217
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	600	439,115
Series AAA, 1.09%, 07/01/23	500	496,517

		17,510,425

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	435	319,014

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	175	193,910
Series B, 7.83%, 02/15/41	700	892,837
Series B, 8.08%, 02/15/50	650	906,812
JobsOhio Beverage System RB
2.83%, 01/01/38	250	207,070
4.43%, 01/01/33	155	155,403
Series B, 4.53%, 01/01/35	350	351,319
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	395	341,827
Series A, 4.80%, 06/01/11	200	182,801

Security	Par (000)	Value

Ohio (continued)
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	$175	$179,866
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	160	120,776
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	50	50,637

		3,583,258

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	400	384,238
4.62%, 06/01/44	330	326,041
5.09%, 02/01/52	125	129,812

		840,091

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	100	103,827
Series B, 5.68%, 06/30/28 (NPFGC)	100	104,838
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	200	151,728
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	200	222,822
State of Oregon GO, 5.89%, 06/01/27	340	353,966

		937,181

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	115	84,038
Commonwealth Financing Authority RB, Class A, 2.99%, 06/01/42(c)	710	545,642
Pennsylvania State University (The) RB
2.79%, 09/01/43	500	391,191
2.84%, 09/01/50	250	180,861
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	250	273,404
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	200	138,750

		1,613,886

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	243,425

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	223,114
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	1,000	708,060
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	525	538,888
Series B, 6.00%, 12/01/44	50	57,770
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	54,970
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	95	70,140
4.51%, 11/01/51 (Call 11/01/32)	265	252,464
Series A, Class A, 3.14%, 11/01/45	250	196,208
Series C, Class C, 2.92%, 11/01/50	1,150	847,894
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	500	404,437
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	855	642,753
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	1,248	1,602,674

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	$100	$86,397
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	120	98,510
State of Texas GO, 3.21%, 04/01/44 (Call 04/01/29)	650	549,075
State of Texas GO BAB, 5.52%, 04/01/39	1,015	1,120,709
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	735	767,913
5.17%, 04/01/41	525	568,275
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	400	338,588
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	500	356,014
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/33	500	481,615
First Class, 5.18%, 04/01/30	1,115	1,157,922
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	845	567,900
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	155	160,341

		11,852,631

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	1,120	736,668
Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	41,685

		778,353

Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	30	32,544
State of Washington GO BAB, Series F, 5.14%, 08/01/40	600	631,973

		664,517

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	20,477
Series C, 3.15%, 05/01/27	250	240,383

		260,860

Total Municipal Debt Obligations — 0.5% (Cost: $130,809,357)		113,475,631

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 22.8%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	14	13,443
2.50%, 08/01/31	179	169,683
2.50%, 10/01/31	298	282,206
2.50%, 12/01/31	181	170,922
2.50%, 02/01/32	348	328,904
2.50%, 01/01/33	629	589,448
3.00%, 05/01/29	14,942	14,488,809
3.00%, 05/01/30	30	29,232
3.00%, 06/01/30	16	15,435
3.00%, 07/01/30	38	36,748
3.00%, 12/01/30	417	400,581
3.00%, 02/01/31	11	10,997
3.00%, 05/01/31	12	11,575

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/31	$8	$7,647
3.00%, 03/01/46	1,791	1,641,927
3.00%, 07/01/46	129	118,506
3.00%, 08/01/46	757	693,997
3.00%, 09/01/46	586	539,746
3.00%, 10/01/46	1,074	985,712
3.00%, 11/01/46	748	685,861
3.00%, 12/01/46	2,967	2,720,180
3.00%, 01/01/47	538	493,675
3.00%, 02/01/47	1,294	1,186,695
3.00%, 05/01/47	340	311,901
3.00%, 06/01/47	1,067	978,706
3.00%, 08/01/47	114	104,840
3.00%, 09/01/47	442	405,708
3.00%, 10/01/47	318	292,009
3.50%, 05/01/32	47	45,958
3.50%, 09/01/32	34	32,954
3.50%, 07/01/33	103	100,660
3.50%, 06/01/34	440	428,904
3.50%, 03/01/38	318	306,728
3.50%, 09/01/38	3	3,047
3.50%, 10/01/42	601	572,242
3.50%, 04/01/43	17	16,613
3.50%, 07/01/43	19	18,032
3.50%, 01/01/44	47	45,087
3.50%, 09/01/44	82	77,463
3.50%, 10/01/44	449	425,158
3.50%, 12/01/45	113	107,053
3.50%, 01/01/46	7	6,200
3.50%, 03/01/46	3,007	2,864,718
3.50%, 05/01/46	83	79,261
3.50%, 07/01/46	91	86,265
3.50%, 08/01/46	115	108,387
3.50%, 09/01/46	56	52,855
3.50%, 11/01/46	23	20,979
3.50%, 12/01/46	1,182	1,115,653
3.50%, 01/01/47	311	293,302
3.50%, 02/01/47	314	296,014
3.50%, 03/01/47	57	54,025
3.50%, 04/01/47	53	49,645
3.50%, 05/01/47	63	59,714
3.50%, 07/01/47	458	431,990
3.50%, 08/01/47	21	19,801
3.50%, 09/01/47	1,142	1,078,530
3.50%, 12/01/47	18	16,687
3.50%, 01/01/48	638	609,111
3.50%, 02/01/48	989	928,591
3.50%, 03/01/48	721	679,183
3.50%, 05/01/48	428	402,696
3.50%, 04/01/49	756	717,585
3.50%, 05/01/49	213	202,315
3.50%, 06/01/49	259	246,020
4.00%, 05/01/33	79	77,800
4.00%, 08/01/42	89	86,861
4.00%, 07/01/44	16	15,285
4.00%, 02/01/45	101	99,672
4.00%, 06/01/45	8	7,923
4.00%, 08/01/45	46	45,001
4.00%, 09/01/45	433	422,964
4.00%, 01/01/46	75	73,650

154	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/46	$3	$2,627
4.00%, 05/01/46	8	7,685
4.00%, 07/01/46	204	199,147
4.00%, 10/01/46	96	93,744
4.00%, 11/01/46	269	262,021
4.00%, 02/01/47	145	140,767
4.00%, 10/01/47	39	37,509
4.00%, 11/01/47	4	3,754
4.00%, 01/01/48	1,341	1,302,694
4.00%, 02/01/48	425	413,468
4.00%, 06/01/48	422	413,484
4.00%, 07/01/48	356	345,587
4.00%, 08/01/48	130	126,405
4.00%, 09/01/48	96	92,902
4.00%, 12/01/48	332	324,136
4.00%, 01/01/49	239	232,197
4.50%, 02/01/41	53	52,813
4.50%, 05/01/42	65	65,327
4.50%, 01/01/45	40	39,917
4.50%, 01/01/46	52	51,688
4.50%, 04/01/46	8	8,402
4.50%, 05/01/46	6	6,018
4.50%, 07/01/46	2	1,609
4.50%, 09/01/46	543	542,685
4.50%, 05/01/47	44	44,203
4.50%, 06/01/47	25	24,734
4.50%, 05/01/48	274	272,548
4.50%, 06/01/48	133	131,168
4.50%, 07/01/48	117	115,998
4.50%, 10/01/48	772	772,234
4.50%, 12/01/48	187	185,741
4.50%, 01/01/49	218	216,189
5.00%, 04/01/33	270	274,654
5.00%, 09/01/47	21	20,899
5.00%, 03/01/48	75	75,116
5.00%, 04/01/48	439	442,959
5.00%, 05/01/48	54	54,935
5.00%, 07/01/48	105	106,345
5.00%, 04/01/49	60	60,964
Federal National Mortgage Association
3.00%, 02/01/47	349	321,916
3.50%, 11/01/51	1,254	1,190,414
4.00%, 02/01/47	637	622,104
4.00%, 01/01/57	480	468,225
4.00%, 02/01/57	542	528,483
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	5	4,644
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	4,283	4,104,878
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,750	2,664,704
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	2,950	2,861,970
Series 2018-M3, Class A2, 3.17%, 02/25/30(a)	8,631	8,126,970
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,824	1,783,543
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	17,050	14,039,496
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	5,000	4,136,051
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	9,890	8,101,852
Freddie Mac Multifamily Structured Pass Through Certificates
2.12%, 03/25/29 (Call 09/25/29)(a)	15,000	13,435,236
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	2,245	2,060,596
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	3,000	2,574,337
Series A2, 2.28%, 07/25/26 (Call 08/25/26)	9,000	8,484,703

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K036, Class A2, 3.53%, 10/25/23 (Call 11/25/23)(a)	$721	$714,083
Series K040, Class A2, 3.24%, 09/25/24 (Call 10/25/24)	3,195	3,118,867
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	6,172	5,986,399
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	1,610	1,570,341
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	3,000	2,899,319
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	3,000	2,897,505
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	3,000	2,885,431
Series K073, Class A2, 3.35%, 01/25/28 (Call 10/25/28)	1,000	966,750
Series K075, Class A2, 3.65%, 02/25/28 (Call 05/25/28)(a)	3,065	3,000,599
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	3,600	3,556,563
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,000	986,790
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	2,000	1,942,712
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	3,000	2,751,609
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	2,000	1,816,259
Series K106, Class A2, 2.07%, 01/25/30 (Call 02/25/30)	3,170	2,782,640
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,000	2,535,002
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	660	555,049
Series K116, Class A2, 1.38%, 07/25/30 (Call 09/25/30)	7,091	5,861,953
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	5,000	4,232,118
Series K130, Class A2, 1.72%, 06/25/31 (Call 07/25/31)	3,500	2,912,387
Series K150, 3.71%, 09/25/32 (Call 10/25/32)(a)	11,000	10,579,359
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	910	837,951
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	720	640,670
Series K730, Class A2, 3.59%, 01/25/25 (Call 02/25/25)(a)	1,920	1,881,930
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,780	2,481,953
Government National Mortgage Association
1.50%, 10/20/51	5,638	4,540,497
1.50%, 05/18/53(m)	8,600	7,062,918
2.00%, 07/20/50	922	793,051
2.00%, 08/20/50	20,156	17,331,091
2.00%, 09/20/50	12,813	11,013,937
2.00%, 11/20/50	6,207	5,332,759
2.00%, 12/20/50	23,372	20,073,040
2.00%, 02/20/51	33,892	29,126,029
2.00%, 10/20/51	43,969	37,648,495
2.00%, 11/20/51	4,641	3,972,331

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 12/20/51	$52,531	$44,953,718
2.00%, 01/20/52	13,877	11,886,441
2.00%, 03/20/52	8,679	7,423,340
2.00%, 04/20/52	10,558	9,030,025
2.00%, 05/18/53(m)	32,492	27,821,910
2.50%, 05/20/45	57	50,919
2.50%, 12/20/46	722	649,655
2.50%, 01/20/47	254	228,612
2.50%, 06/20/50	16,436	14,549,175
2.50%, 08/20/50	2,690	2,381,359
2.50%, 09/20/50	4,066	3,599,929
2.50%, 01/20/51	11,342	10,077,671
2.50%, 02/20/51	24,503	21,744,928
2.50%, 05/20/51	22,330	19,796,285
2.50%, 07/20/51	11,626	10,299,498
2.50%, 08/20/51	19,197	17,000,893
2.50%, 09/20/51	4,385	3,881,765
2.50%, 11/20/51	39,608	35,039,447
2.50%, 12/20/51	38,495	34,055,350
2.50%, 02/20/52	14,187	12,546,099
2.50%, 03/20/52	17,522	15,497,779
2.50%, 04/20/52	15,490	13,697,215
2.50%, 05/20/52	4,392	3,884,504
2.50%, 07/20/52	1,457	1,291,569
2.50%, 08/20/52	3,791	3,360,364
2.50%, 05/18/53(m)	41,880	37,000,595
3.00%, 01/20/43	601	561,688
3.00%, 03/15/43	8	7,280
3.00%, 11/20/43	20	18,818
3.00%, 12/20/43	24	22,602
3.00%, 03/20/45	1,064	989,479
3.00%, 05/20/45	955	887,540
3.00%, 06/20/45	76	70,719
3.00%, 07/20/45	941	875,127
3.00%, 10/20/45	220	204,093
3.00%, 11/20/45	23	21,749
3.00%, 12/20/45	46	42,531
3.00%, 02/20/46	772	717,989
3.00%, 03/20/46	6,098	5,659,687
3.00%, 04/20/46	650	602,844
3.00%, 05/20/46	581	539,749
3.00%, 06/20/46	662	615,017
3.00%, 07/20/46	970	900,240
3.00%, 08/20/46	1,551	1,439,225
3.00%, 09/20/46	1,188	1,102,795
3.00%, 11/20/46	414	383,974
3.00%, 12/15/46	659	608,286
3.00%, 12/20/46	1,263	1,172,118
3.00%, 02/15/47	926	854,577
3.00%, 02/20/47	577	535,899
3.00%, 03/20/47	135	125,268
3.00%, 06/20/47	423	391,815
3.00%, 07/20/47	37	34,545
3.00%, 10/20/47	1,366	1,265,873
3.00%, 11/20/47	827	766,283
3.00%, 02/20/48	289	267,610
3.00%, 07/20/49	2,327	2,148,773
3.00%, 09/20/49	241	222,297
3.00%, 10/15/49	866	795,854
3.00%, 12/20/49	1,880	1,732,566

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/50	$13,151	$12,115,182
3.00%, 02/20/50	2,676	2,467,028
3.00%, 08/20/50	4,121	3,791,840
3.00%, 09/20/50	1,461	1,344,654
3.00%, 08/20/51	9,434	8,651,803
3.00%, 09/20/51	8,681	7,959,242
3.00%, 10/20/51	42,420	38,880,816
3.00%, 11/20/51	20,964	19,209,078
3.00%, 12/20/51	12,688	11,621,994
3.00%, 01/20/52(m)	41,467	37,838,638
3.00%, 02/20/52	17,170	15,692,049
3.00%, 05/20/52	3,873	3,535,106
3.00%, 07/20/52	7,669	7,001,667
3.00%, 09/20/52	4,406	4,028,515
3.50%, 09/20/42	486	467,227
3.50%, 10/20/42	9,202	8,841,178
3.50%, 11/20/42	525	504,147
3.50%, 12/20/42	399	383,558
3.50%, 06/15/43	429	411,409
3.50%, 10/20/44	63	59,766
3.50%, 12/20/44	122	117,100
3.50%, 02/20/45	590	565,637
3.50%, 04/20/45	458	437,861
3.50%, 05/20/45	2,080	1,988,745
3.50%, 06/20/45	294	280,937
3.50%, 09/20/45	7,043	6,730,038
3.50%, 10/20/45	54	52,050
3.50%, 11/20/45	446	426,088
3.50%, 12/20/45	437	418,311
3.50%, 03/20/46	1,019	973,943
3.50%, 04/20/46	417	397,110
3.50%, 06/20/46	1,780	1,696,251
3.50%, 11/20/46	53	50,491
3.50%, 12/20/46	608	579,461
3.50%, 01/20/47	167	159,101
3.50%, 02/20/47	773	736,165
3.50%, 03/20/47	1,040	989,642
3.50%, 04/20/47	182	171,921
3.50%, 05/20/47	10,877	10,355,466
3.50%, 06/20/47	195	185,542
3.50%, 08/20/47	1,315	1,249,996
3.50%, 09/20/47	2,251	2,142,694
3.50%, 10/20/47	8,609	8,197,860
3.50%, 11/20/47	907	863,022
3.50%, 12/20/47	489	465,753
3.50%, 01/20/48	221	210,491
3.50%, 02/20/48	2,851	2,714,591
3.50%, 04/20/48	1,996	1,893,505
3.50%, 05/20/48	975	928,276
3.50%, 08/20/48	655	622,863
3.50%, 09/20/48	103	97,612
3.50%, 01/20/49	297	282,766
3.50%, 03/20/49	9,387	8,930,851
3.50%, 09/20/49	5,480	5,203,740
3.50%, 10/20/49	3,432	3,258,680
3.50%, 12/20/49	1,807	1,715,583
3.50%, 01/20/50	562	533,459
3.50%, 03/20/50	992	941,508
3.50%, 05/20/50	1,369	1,299,389
3.50%, 08/20/50	1,947	1,838,515

156	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/52	$20,383	$19,205,999
3.50%, 02/20/52	8,707	8,204,428
3.50%, 03/20/52(m)	43,538	40,867,661
3.50%, 09/20/52	9,850	9,241,321
4.00%, 08/20/45	350	343,205
4.00%, 09/20/45	116	114,069
4.00%, 10/20/45	5	4,928
4.00%, 01/20/46	20	19,364
4.00%, 03/20/46	252	246,523
4.00%, 07/20/46	22	21,632
4.00%, 09/20/46	6	5,518
4.00%, 11/20/46	58	56,786
4.00%, 12/15/46	42	40,757
4.00%, 04/20/47	869	847,551
4.00%, 07/20/47	2,062	2,011,383
4.00%, 08/20/47	87	85,214
4.00%, 11/20/47	721	703,215
4.00%, 03/20/48	1,180	1,150,800
4.00%, 04/20/48	577	561,302
4.00%, 05/15/48	138	134,735
4.00%, 05/20/48	1,146	1,114,610
4.00%, 08/20/48	1,122	1,091,269
4.00%, 09/20/48	471	458,711
4.00%, 11/20/48	146	142,262
4.00%, 01/20/49	3,243	3,155,576
4.00%, 02/20/49	5,669	5,515,840
4.00%, 09/15/49	161	157,232
4.00%, 07/20/52	2,163	2,078,362
4.00%, 08/20/52	8,251	7,928,051
4.00%, 09/20/52	32,979	31,688,759
4.00%, 12/20/52	5,865	5,635,436
4.00%, 05/18/53(m)	39,357	37,839,603
4.50%, 04/15/40	11	10,575
4.50%, 07/20/41	1,908	1,924,689
4.50%, 11/20/45	51	51,106
4.50%, 08/20/46	49	49,693
4.50%, 09/20/46	8	8,407
4.50%, 10/20/46	43	43,507
4.50%, 11/20/46	20	19,992
4.50%, 02/20/47	22	22,465
4.50%, 04/20/47	28	27,730
4.50%, 06/20/47	59	59,059
4.50%, 07/20/47	2,811	2,795,952
4.50%, 10/20/47	28	28,263
4.50%, 04/20/48	431	428,353
4.50%, 06/20/48	414	411,221
4.50%, 07/20/48	445	442,029
4.50%, 08/20/48	363	361,052
4.50%, 12/20/48	532	529,175
4.50%, 01/20/49	13,810	13,722,063
4.50%, 03/20/49	1,272	1,263,663
4.50%, 06/20/49	858	853,022
4.50%, 07/20/49	447	444,482
4.50%, 08/20/49	148	147,547
4.50%, 07/20/52	4,931	4,835,613
4.50%, 08/20/52	28,842	28,281,975
4.50%, 05/18/53(m)	33,681	33,044,219
5.00%, 07/20/46	14	13,932
5.00%, 03/20/48	96	96,755
5.00%, 04/20/48	284	287,600

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 05/20/48	$126	$127,266
5.00%, 11/20/48	151	152,435
5.00%, 12/20/48	209	210,835
5.00%, 01/20/49	410	413,966
5.00%, 04/20/49	36	36,544
5.00%, 05/20/49	54	54,436
5.00%, 06/20/49	1,450	1,463,261
5.00%, 07/20/52	1,400	1,392,921
5.00%, 09/20/52	5,710	5,682,113
5.00%, 12/20/52	15,356	15,280,670
5.00%, 01/20/53	12,081	12,021,829
5.00%, 05/18/53(m)	25,834	25,717,949
5.50%, 04/20/48	19	19,872
5.50%, 12/20/52	5,365	5,399,362
5.50%, 01/20/53	9,095	9,152,203
5.50%, 03/20/53	8,862	8,918,258
5.50%, 04/20/53	22,658	22,801,415
5.50%, 05/18/53(m)	23,878	24,038,431
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3,342	2,942,075
1.50%, 10/01/36	3,302	2,910,288
1.50%, 11/01/36	3,090	2,722,656
1.50%, 02/01/37	21,047	18,529,292
1.50%, 03/01/37	32,643	28,667,626
1.50%, 04/01/37	4,505	3,956,595
1.50%, 08/01/37	1,282	1,128,736
1.50%, 05/16/38(m)	16,224	14,269,600
1.50%, 11/01/50	4,546	3,587,107
1.50%, 04/01/51	4,658	3,681,316
1.50%, 05/01/51	27,514	21,740,262
1.50%, 07/01/51	20,404	16,120,203
1.50%, 11/01/51	14,019	11,067,704
1.50%, 04/01/52	6,673	5,269,730
1.50%, 05/11/53(m)	10,325	8,137,592
2.00%, 12/01/35	8,798	7,968,608
2.00%, 02/01/36	47,997	43,491,041
2.00%, 03/01/36	9,257	8,376,372
2.00%, 05/01/36	14,257	12,888,957
2.00%, 06/01/36	11,892	10,750,741
2.00%, 07/01/36	1,187	1,073,375
2.00%, 08/01/36	11,429	10,332,560
2.00%, 09/01/36	19,318	17,464,538
2.00%, 10/01/36	3,951	3,572,125
2.00%, 11/01/36	9,311	8,417,569
2.00%, 12/01/36	13,648	12,338,994
2.00%, 01/01/37	24,241	21,914,363
2.00%, 02/01/37	19,906	17,995,845
2.00%, 03/01/37	863	780,156
2.00%, 04/01/37	43,254	39,034,853
2.00%, 05/01/37	20,307	18,315,629
2.00%, 06/01/37	19,232	17,349,450
2.00%, 05/16/38(m)	28,973	26,148,045
2.00%, 05/01/50	14,527	12,326,101
2.00%, 07/01/50	12,472	10,411,000
2.00%, 08/01/50	6,198	5,172,672
2.00%, 09/01/50	20,416	17,058,543
2.00%, 10/01/50	19,319	16,128,567
2.00%, 11/01/50	6,981	5,823,227
2.00%, 12/01/50	4,861	4,092,254
2.00%, 01/01/51	22,369	18,711,757

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 02/01/51	$26,872	$22,405,220
2.00%, 03/01/51	86,232	71,903,655
2.00%, 04/01/51	28,527	23,811,816
2.00%, 05/01/51	31,278	26,113,033
2.00%, 06/01/51	40,505	33,831,229
2.00%, 07/01/51	19,313	16,096,570
2.00%, 08/01/51	53,215	44,332,191
2.00%, 10/01/51	91,044	75,930,395
2.00%, 11/01/51	98,017	81,689,887
2.00%, 12/01/51	66,726	55,621,958
2.00%, 12/01/51(n)	58,584	48,762,145
2.00%, 01/01/52	48,165	40,126,774
2.00%, 01/01/52(n)	57,244	47,702,931
2.00%, 02/01/52	77,288	64,254,784
2.00%, 03/01/52	23,592	19,613,426
2.00%, 04/01/52	2,781	2,314,564
2.00%, 05/11/53(m)	206,660	171,919,047
2.50%, 12/01/29	50	47,714
2.50%, 03/01/30	72	68,630
2.50%, 07/01/30	69	65,102
2.50%, 08/01/30	20	19,096
2.50%, 12/01/30	26	24,318
2.50%, 01/01/31	20	19,136
2.50%, 05/01/31	2,049	1,937,138
2.50%, 09/01/31	231	218,837
2.50%, 10/01/31	1,525	1,445,656
2.50%, 12/01/31	377	356,994
2.50%, 01/01/32	1,607	1,519,962
2.50%, 02/01/32	329	310,673
2.50%, 03/01/32	321	303,451
2.50%, 04/01/32	2,105	1,990,590
2.50%, 10/01/32	51	48,029
2.50%, 01/01/33	2,236	2,121,502
2.50%, 11/01/34	2,306	2,150,659
2.50%, 07/01/35	2,673	2,490,380
2.50%, 10/01/35	13,556	12,628,305
2.50%, 03/01/36	8,428	7,833,369
2.50%, 05/01/36	16,435	15,275,506
2.50%, 06/01/36	8,748	8,131,399
2.50%, 07/01/36	15,990	14,862,345
2.50%, 08/01/36	2,356	2,189,872
2.50%, 03/01/37	7,428	6,894,956
2.50%, 04/01/37	7,901	7,339,422
2.50%, 05/01/37	19,857	18,427,827
2.50%, 06/01/37	5,199	4,824,792
2.50%, 05/16/38(m)	43,674	40,584,406
2.50%, 04/01/47	974	859,469
2.50%, 06/01/50	1,006	875,890
2.50%, 07/01/50	1,781	1,564,072
2.50%, 08/01/50	2,329	2,030,233
2.50%, 09/01/50	14,517	12,682,649
2.50%, 10/01/50	11,887	10,363,733
2.50%, 11/01/50	28,368	24,669,612
2.50%, 12/01/50	29,806	25,896,528
2.50%, 01/01/51	12,267	10,654,019
2.50%, 02/01/51	2,238	1,943,333
2.50%, 03/01/51	11,144	9,710,136
2.50%, 04/01/51	2,766	2,400,353
2.50%, 07/01/51	23,289	20,236,600
2.50%, 08/01/51	43,596	38,072,031

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/51	$55,002	$47,681,561
2.50%, 10/01/51	26,575	23,010,984
2.50%, 11/01/51	31,050	26,890,114
2.50%, 12/01/51	86,549	75,034,643
2.50%, 01/01/52	88,064	76,173,885
2.50%, 02/01/52	13,192	11,438,071
2.50%, 03/01/52	104,211	90,312,890
2.50%, 04/01/52	94,661	81,943,475
2.50%, 05/01/52	17,927	15,504,105
2.50%, 07/01/52	24,409	21,121,624
2.50%, 05/11/53(m)	121,294	105,021,178
3.00%, 10/01/27	38	37,022
3.00%, 03/01/30	9,483	9,185,673
3.00%, 04/01/30	61	58,857
3.00%, 07/01/30	52	50,261
3.00%, 08/01/30	193	185,490
3.00%, 09/01/30	256	246,823
3.00%, 10/01/30	115	110,422
3.00%, 11/01/30	25	23,640
3.00%, 12/01/30	61	58,875
3.00%, 01/01/31	1,042	1,002,260
3.00%, 02/01/31	391	375,795
3.00%, 03/01/31	121	116,513
3.00%, 04/01/31	44	42,040
3.00%, 06/01/31	268	257,554
3.00%, 09/01/31	101	97,180
3.00%, 10/01/31	24	23,157
3.00%, 01/01/32	302	290,541
3.00%, 02/01/32	996	957,904
3.00%, 03/01/32	39	37,338
3.00%, 06/01/32	323	310,150
3.00%, 08/01/32	198	190,426
3.00%, 11/01/32	324	311,552
3.00%, 12/01/32	524	503,092
3.00%, 02/01/33	370	355,707
3.00%, 10/01/33	286	274,223
3.00%, 07/01/34	182	173,934
3.00%, 09/01/34	9,255	8,840,786
3.00%, 11/01/34	225	215,144
3.00%, 12/01/34	1,823	1,741,171
3.00%, 03/01/35	536	512,160
3.00%, 07/01/35	430	410,707
3.00%, 10/01/35	2,661	2,540,531
3.00%, 12/01/35	2,874	2,747,669
3.00%, 01/01/37	189	178,612
3.00%, 03/25/37(m)	50,572	48,069,298
3.00%, 07/01/37	4,500	4,281,319
3.00%, 11/01/42	93	86,156
3.00%, 12/01/42	235	216,977
3.00%, 03/01/43	240	221,677
3.00%, 09/01/43	227	209,855
3.00%, 01/01/44	314	289,792
3.00%, 10/01/44	2,945	2,718,832
3.00%, 01/01/45	100	92,754
3.00%, 03/01/45	766	707,194
3.00%, 05/01/45	328	303,270
3.00%, 11/01/45	36	33,072
3.00%, 07/01/46	4,320	3,961,388
3.00%, 08/01/46	548	501,903
3.00%, 10/01/46	41	37,314

158	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/46	$4,477	$4,103,591
3.00%, 12/01/46	5,107	4,679,280
3.00%, 01/01/47	1,614	1,479,821
3.00%, 02/01/47	2,339	2,142,314
3.00%, 03/01/47	1,602	1,467,703
3.00%, 05/01/47	49	44,796
3.00%, 07/01/47	738	675,924
3.00%, 08/01/47	251	229,504
3.00%, 12/01/47	340	311,938
3.00%, 03/01/48	279	255,825
3.00%, 04/01/48	13,729	12,676,774
3.00%, 02/01/49	27,035	24,787,709
3.00%, 09/01/49	1,912	1,744,264
3.00%, 11/01/49	283	257,213
3.00%, 12/01/49	2,055	1,862,271
3.00%, 02/01/50	573	519,031
3.00%, 03/01/50	1,250	1,132,609
3.00%, 04/01/50	2,511	2,273,206
3.00%, 05/01/50	575	520,249
3.00%, 06/01/50	11,505	10,409,840
3.00%, 07/01/50	1,381	1,249,242
3.00%, 08/01/50	14,634	13,349,207
3.00%, 10/01/50	8,165	7,385,218
3.00%, 01/01/51	4,202	3,798,835
3.00%, 04/01/51	31,025	27,979,281
3.00%, 05/01/51	4,934	4,509,284
3.00%, 06/01/51	44,546	40,150,048
3.00%, 07/01/51	23,314	20,998,578
3.00%, 08/01/51	14,260	12,896,709
3.00%, 11/01/51	8,670	7,803,463
3.00%, 02/01/52	11,871	10,681,561
3.00%, 02/25/52(m)	129,851	116,632,575
3.00%, 03/01/52	19,695	17,702,167
3.00%, 04/01/52	59,063	53,133,360
3.00%, 05/01/52	22,985	20,659,071
3.50%, 01/01/27	2	1,979
3.50%, 12/01/29	8	7,899
3.50%, 07/01/30	138	134,361
3.50%, 10/01/30	14	13,887
3.50%, 03/01/31	93	90,961
3.50%, 06/01/31	109	106,348
3.50%, 01/01/32	61	59,311
3.50%, 05/01/32	90	88,207
3.50%, 06/01/32	114	111,742
3.50%, 07/01/32	54	53,039
3.50%, 08/01/32	29	27,860
3.50%, 09/01/32	200	195,371
3.50%, 10/01/32	89	85,941
3.50%, 11/01/32	61	58,698
3.50%, 03/01/33	251	245,352
3.50%, 04/01/33	315	305,040
3.50%, 05/01/33	156	152,006
3.50%, 06/01/33	419	408,398
3.50%, 02/01/34	1,976	1,927,716
3.50%, 07/01/34	560	545,705
3.50%, 08/01/34	471	458,423
3.50%, 01/01/35	319	310,574
3.50%, 05/16/38(m)	46,676	45,193,672
3.50%, 10/01/44	432	410,372
3.50%, 02/01/45	326	310,399

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/45	$106	$100,022
3.50%, 05/01/45	45	42,566
3.50%, 07/01/45	17,842	16,876,841
3.50%, 08/01/45	219	208,121
3.50%, 10/01/45	134	127,115
3.50%, 11/01/45	60	56,371
3.50%, 12/01/45	1,042	985,465
3.50%, 01/01/46	516	490,738
3.50%, 02/01/46	220	208,141
3.50%, 03/01/46	1,115	1,056,343
3.50%, 04/01/46	14	13,637
3.50%, 05/01/46	32	30,693
3.50%, 06/01/46	37	35,161
3.50%, 07/01/46	132	125,641
3.50%, 08/01/46	110	102,974
3.50%, 09/01/46	290	273,726
3.50%, 10/01/46	353	334,812
3.50%, 11/01/46	68	64,053
3.50%, 12/01/46	2,281	2,161,131
3.50%, 01/01/47	2,151	2,043,115
3.50%, 02/01/47	140	132,208
3.50%, 04/01/47	347	328,901
3.50%, 05/01/47	238	225,576
3.50%, 06/01/47	328	310,861
3.50%, 07/01/47	3,633	3,428,135
3.50%, 08/01/47	457	431,259
3.50%, 09/01/47	24,165	22,759,382
3.50%, 10/01/47	10,475	9,875,167
3.50%, 11/01/47	7,196	6,784,720
3.50%, 12/01/47	336	316,179
3.50%, 01/01/48	1,994	1,887,629
3.50%, 02/01/48	9,478	8,947,446
3.50%, 03/01/48	126	118,496
3.50%, 04/01/48	718	679,251
3.50%, 05/01/48	103	98,854
3.50%, 06/01/48	520	489,379
3.50%, 07/01/48	958	903,455
3.50%, 11/01/48	186	175,394
3.50%, 01/01/49	944	888,670
3.50%, 02/01/49	2,767	2,628,292
3.50%, 03/01/49	362	342,970
3.50%, 04/01/49	208	198,009
3.50%, 06/01/49	26,649	25,116,542
3.50%, 07/01/49	2,040	1,914,024
3.50%, 09/01/49	9,411	8,831,313
3.50%, 04/01/50	5,373	5,065,547
3.50%, 05/01/50	16,772	15,715,906
3.50%, 02/01/51	23,236	21,804,804
3.50%, 10/01/51	5,935	5,587,539
3.50%, 03/25/52(m)	94,570	87,868,828
3.50%, 04/01/52	4,060	3,815,343
3.50%, 05/01/52	9,614	8,931,777
3.50%, 06/01/52	30,023	27,903,161
3.50%, 07/01/52	13,587	12,653,695
4.00%, 07/01/29	133	130,407
4.00%, 07/01/32	181	177,869
4.00%, 05/01/33	247	243,399
4.00%, 06/01/33	107	105,528
4.00%, 07/01/33	71	70,340
4.00%, 12/01/33	403	396,551

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/16/38(m)	$22,337	$21,922,579
4.00%, 06/01/38	72	71,229
4.00%, 06/01/42	2,049	2,004,500
4.00%, 10/01/44	4	4,184
4.00%, 12/01/44	75	73,064
4.00%, 01/01/45	600	586,594
4.00%, 02/01/45	200	195,822
4.00%, 03/01/45	170	166,124
4.00%, 05/01/45	104	102,518
4.00%, 06/01/45	351	342,803
4.00%, 07/01/45	28	27,518
4.00%, 08/01/45	21	20,449
4.00%, 09/01/45	34	33,615
4.00%, 01/01/46	42	40,737
4.00%, 04/01/46	8	8,208
4.00%, 06/01/46	1,042	1,023,442
4.00%, 07/01/46	169	164,556
4.00%, 08/01/46	9	8,623
4.00%, 10/01/46	199	194,549
4.00%, 02/01/47	116	113,353
4.00%, 03/01/47	140	134,704
4.00%, 04/01/47	377	366,969
4.00%, 05/01/47	203	198,313
4.00%, 06/01/47	213	207,044
4.00%, 07/01/47	1,783	1,730,141
4.00%, 08/01/47	459	444,844
4.00%, 09/01/47	2,500	2,430,318
4.00%, 10/01/47	1,197	1,169,632
4.00%, 11/01/47	359	348,202
4.00%, 12/01/47	389	381,921
4.00%, 01/01/48	1,247	1,212,326
4.00%, 04/01/48	243	235,370
4.00%, 05/01/48	15,594	15,107,934
4.00%, 06/01/48	5,262	5,106,671
4.00%, 07/01/48	32	30,978
4.00%, 09/01/48	7,751	7,509,392
4.00%, 10/01/48	388	376,176
4.00%, 11/01/48	429	416,026
4.00%, 12/01/48	236	228,565
4.00%, 01/01/49	224	218,022
4.00%, 02/01/49	143	138,520
4.00%, 03/01/49	740	718,109
4.00%, 04/01/49	746	727,969
4.00%, 05/01/49	551	537,438
4.00%, 06/01/49	1,013	986,983
4.00%, 07/01/49	13,735	13,313,718
4.00%, 12/01/49	296	286,140
4.00%, 02/01/50	97	94,144
4.00%, 04/01/50	28,514	27,558,043
4.00%, 05/01/50	5,401	5,219,767
4.00%, 05/01/51	1,890	1,830,819
4.00%, 04/01/52	3,799	3,631,758
4.00%, 05/01/52	10,349	9,889,356
4.00%, 06/01/52	13,119	12,537,481
4.00%, 06/25/52(m)	31,642	30,244,864
4.00%, 07/01/52	34,163	32,639,974
4.00%, 08/01/52	40,451	38,652,111
4.00%, 09/01/52	3,939	3,764,584
4.00%, 10/01/52	6,897	6,639,838
4.50%, 05/16/38(m)	960	953,437

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/41	$11	$11,401
4.50%, 01/01/42	9	9,112
4.50%, 09/01/42	43	42,719
4.50%, 08/01/43	118	117,734
4.50%, 04/01/44	138	137,887
4.50%, 02/01/45	45	45,400
4.50%, 08/01/45	57	57,658
4.50%, 12/01/45	41	40,715
4.50%, 02/01/46	369	370,336
4.50%, 08/01/46	4	4,363
4.50%, 10/01/46	14	14,853
4.50%, 01/01/47	5	4,616
4.50%, 03/01/47	96	95,869
4.50%, 04/01/47	319	320,018
4.50%, 06/01/47	88	87,728
4.50%, 10/01/47	434	435,162
4.50%, 01/01/48	630	627,590
4.50%, 02/01/48	626	625,996
4.50%, 03/01/48	109	109,081
4.50%, 04/01/48	25	25,394
4.50%, 05/01/48	154	152,508
4.50%, 06/01/48	181	181,139
4.50%, 07/01/48	65	64,649
4.50%, 08/01/48	731	730,463
4.50%, 10/01/48	831	825,404
4.50%, 11/01/48	277	275,014
4.50%, 12/01/48	1,127	1,122,916
4.50%, 01/01/49	415	412,195
4.50%, 02/01/49	455	451,113
4.50%, 04/01/49	968	967,300
4.50%, 05/01/49	687	679,632
4.50%, 09/01/50	9,961	9,885,143
4.50%, 05/01/52	3,043	3,023,246
4.50%, 05/12/52(m)	33,446	32,694,771
4.50%, 06/01/52	16,566	16,182,860
4.50%, 07/01/52	3,154	3,084,215
4.50%, 08/01/52	7,230	7,069,208
4.50%, 09/01/52	17,331	16,937,569
4.50%, 10/01/52	34,147	33,546,459
4.50%, 11/01/52	20,425	19,970,662
4.50%, 12/01/52	14,209	14,007,077
5.00%, 05/16/38(m)	293	294,129
5.00%, 06/01/39	7	7,362
5.00%, 02/01/41	22	22,798
5.00%, 04/01/41	342	350,240
5.00%, 10/01/41	12	12,182
5.00%, 01/01/42	44	45,357
5.00%, 05/01/42	25	25,812
5.00%, 09/01/47	21	21,279
5.00%, 03/01/48	200	201,167
5.00%, 04/01/48	571	575,566
5.00%, 05/01/48	82	82,614
5.00%, 07/01/48	154	154,861
5.00%, 09/01/48	111	111,999
5.00%, 01/01/49	264	266,499
5.00%, 04/01/49	600	604,398
5.00%, 08/01/52	3,431	3,419,846
5.00%, 09/01/52	6,555	6,581,106
5.00%, 10/01/52	10,249	10,268,288
5.00%, 11/01/52	8,840	8,848,522

160	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 12/01/52	$6,685	$6,711,772
5.00%, 01/01/53	28,743	28,658,225
5.00%, 05/11/53(m)	40,774	40,540,303
5.50%, 09/01/41	611	630,664
5.50%, 01/01/47	489	506,995
5.50%, 09/01/52	3,811	3,920,053
5.50%, 11/01/52	4,928	5,028,053
5.50%, 12/01/52	16,753	17,103,369
5.50%, 01/01/53	21,751	22,275,587
5.50%, 02/01/53	10,154	10,290,699
5.50%, 05/11/53(m)	33,465	33,739,518
6.00%, 07/01/41	84	89,468
6.00%, 02/01/49	215	228,033

		5,140,434,544

U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	55	53,066
Federal Home Loan Banks
1.50%, 08/15/24	150	144,159
2.50%, 12/08/23	550	541,343
2.50%, 12/10/27	250	236,203
2.75%, 12/13/24	1,140	1,107,898
2.88%, 09/13/24	250	244,213
3.00%, 03/10/28	60	57,733
3.13%, 06/13/25	2,805	2,743,851
3.13%, 09/12/25	1,075	1,049,791
3.25%, 06/09/28	170	166,177
3.25%, 11/16/28	1,205	1,183,382
3.38%, 09/08/23	200	198,822
5.50%, 07/15/36	3,285	3,799,102
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(i)	200	156,464
0.25%, 12/04/23	4,120	4,006,741
2.75%, 06/19/23	700	697,928
3.00%, 05/01/51	10,000	9,054,296
4.00%, 02/01/53	34,747	33,648,944
5.00%, 04/01/53	20,025	19,918,968
5.50%, 03/01/53	5,217	5,258,697
5.50%, 04/01/53	9,221	9,322,226
6.25%, 07/15/32	2,355	2,811,328
6.75%, 03/15/31	1,060	1,276,971
Federal National Mortgage Association
0.25%, 07/10/23	10,000	9,909,400
0.50%, 06/17/25	2,000	1,854,160
0.88%, 08/05/30	13,630	11,197,863
1.63%, 01/07/25	10,100	9,656,812
1.75%, 07/02/24	300	290,415
1.88%, 09/24/26	1,025	963,254
2.00%, 09/01/50	9,921	8,278,338
2.00%, 12/01/50	22,903	19,179,807
2.50%, 02/05/24	1,220	1,197,491
2.63%, 09/06/24	3,005	2,929,875
3.50%, 06/01/52	9,934	9,303,407
4.50%, 09/01/52	14,915	14,750,602
5.00%, 09/01/52	1,001	1,000,246
5.00%, 03/01/53	4,343	4,376,618
5.00%, 04/01/53	10,066	10,015,781
5.50%, 03/01/53	11,072	11,332,128
5.50%, 04/01/53	10,129	10,353,265
6.25%, 05/15/29	650	738,803

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
6.63%, 11/15/30	$1,170	$1,392,522
7.25%, 05/15/30	585	712,822
Tennessee Valley Authority
0.75%, 05/15/25	50	46,609
1.50%, 09/15/31	400	329,088
2.88%, 09/15/24	350	341,002
3.50%, 12/15/42	390	330,283
5.25%, 09/15/39	890	951,321
5.88%, 04/01/36	580	664,906
7.13%, 05/01/30	145	172,866
Series A, 2.88%, 02/01/27	250	240,463
Series E, 6.75%, 11/01/25	115	122,391

		230,310,841

U.S. Government Obligations — 36.1%
U.S. Treasury Note/Bond
0.25%, 05/15/24	69,200	66,013,015
0.25%, 06/15/24	46,100	43,867,031
0.25%, 05/31/25	3,150	2,914,242
0.25%, 06/30/25	30,000	27,726,562
0.25%, 07/31/25	30,000	27,632,812
0.25%, 08/31/25	38,250	35,148,164
0.25%, 09/30/25	11,000	10,099,375
0.25%, 10/31/25	44,400	40,608,656
0.38%, 07/15/24	30,300	28,807,488
0.38%, 08/15/24	28,100	26,641,215
0.38%, 09/15/24	74,700	70,661,531
0.38%, 04/30/25	21,000	19,526,719
0.38%, 11/30/25	73,250	67,092,422
0.38%, 12/31/25	124,500	113,927,227
0.38%, 01/31/26	127,800	116,487,704
0.38%, 09/30/27	29,500	25,683,437
0.50%, 03/31/25	20,600	19,256,977
0.50%, 02/28/26	88,500	80,797,734
0.50%, 04/30/27	13,000	11,515,156
0.50%, 05/31/27	3,500	3,092,031
0.50%, 08/31/27	22,000	19,306,719
0.50%, 10/31/27	27,600	24,113,344
0.63%, 10/15/24	61,500	58,223,203
0.63%, 07/31/26	32,000	29,017,500
0.63%, 03/31/27	2,000	1,784,844
0.63%, 11/30/27	38,500	33,777,734
0.63%, 12/31/27	43,400	38,002,125
0.63%, 05/15/30	11,500	9,485,703
0.63%, 08/15/30	20,000	16,412,500
0.75%, 11/15/24	98,360	93,119,256
0.75%, 03/31/26	30,000	27,578,906
0.75%, 04/30/26	33,500	30,686,524
0.75%, 05/31/26	16,500	15,080,742
0.75%, 08/31/26	28,700	26,076,641
0.75%, 01/31/28	137,400	120,772,454
0.88%, 06/30/26	52,000	47,669,375
0.88%, 09/30/26	37,300	33,992,539
0.88%, 11/15/30	54,825	45,770,309
1.00%, 12/15/24	93,040	88,271,700
1.00%, 07/31/28	37,100	32,639,305
1.13%, 01/15/25	129,050	122,461,392
1.13%, 02/28/25	18,600	17,615,508
1.13%, 10/31/26	54,000	49,523,907
1.13%, 02/29/28	72,400	64,707,500
1.13%, 08/31/28	43,400	38,371,703

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 02/15/31	$57,000	$48,414,375
1.13%, 05/15/40	116,600	78,122,000
1.13%, 08/15/40	20,800	13,822,250
1.25%, 08/31/24	6,950	6,656,525
1.25%, 11/30/26	36,900	33,950,883
1.25%, 12/31/26	50,500	46,385,039
1.25%, 03/31/28	57,000	51,170,860
1.25%, 04/30/28	34,400	30,828,313
1.25%, 05/31/28	45,100	40,368,024
1.25%, 06/30/28	86,400	77,172,750
1.25%, 09/30/28	102,900	91,388,062
1.25%, 08/15/31	64,700	54,722,047
1.25%, 05/15/50	37,200	21,686,438
1.38%, 01/31/25	18,800	17,912,875
1.38%, 08/31/26	5,600	5,196,188
1.38%, 10/31/28	36,600	32,676,937
1.38%, 12/31/28	39,580	35,278,767
1.38%, 11/15/31	101,850	86,604,328
1.38%, 11/15/40	27,620	19,105,272
1.38%, 08/15/50	21,000	12,632,813
1.50%, 09/30/24	20,000	19,200,000
1.50%, 10/31/24	14,400	13,799,812
1.50%, 11/30/24	27,300	26,133,352
1.50%, 02/15/25	41,500	39,580,625
1.50%, 08/15/26	15,270	14,242,854
1.50%, 01/31/27	67,140	62,162,199
1.50%, 11/30/28	79,800	71,639,204
1.63%, 02/15/26	35,450	33,433,781
1.63%, 05/15/26	32,600	30,641,453
1.63%, 08/15/29	24,600	22,068,891
1.63%, 05/15/31	81,310	71,286,002
1.63%, 11/15/50	42,650	27,409,289
1.75%, 06/30/24	13,600	13,153,750
1.75%, 07/31/24	7,980	7,704,441
1.75%, 12/31/24	27,840	26,725,313
1.75%, 03/15/25	28,740	27,509,569
1.75%, 01/31/29	31,500	28,608,399
1.75%, 11/15/29	5,100	4,606,734
1.75%, 08/15/41	45,700	33,232,469
1.88%, 08/31/24	18,800	18,155,219
1.88%, 07/31/26	20,000	18,889,063
1.88%, 02/28/27	28,000	26,263,125
1.88%, 02/28/29	31,000	28,333,516
1.88%, 02/15/32	105,900	93,605,672
1.88%, 02/15/41	61,050	45,863,812
1.88%, 02/15/51	75,000	51,316,406
1.88%, 11/15/51	77,900	53,057,203
2.00%, 05/31/24	39,250	38,093,965
2.00%, 06/30/24	7,700	7,468,398
2.00%, 02/15/25	32,562	31,339,076
2.00%, 08/15/25	44,200	42,338,766
2.00%, 11/15/26	31,850	30,110,692
2.00%, 11/15/41	42,240	32,003,400
2.00%, 02/15/50	23,000	16,319,219
2.00%, 08/15/51	64,700	45,532,625
2.13%, 07/31/24	1,500	1,454,883
2.13%, 11/30/24	25,000	24,166,016
2.13%, 05/15/25	24,900	23,958,469
2.13%, 05/31/26	3,000	2,861,250
2.25%, 10/31/24	17,600	17,054,813

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/24	$33,340	$32,290,311
2.25%, 12/31/24	34,510	33,391,121
2.25%, 11/15/25	22,250	21,387,813
2.25%, 03/31/26	8,000	7,675,625
2.25%, 02/15/27	36,050	34,326,359
2.25%, 08/15/27	32,050	30,384,902
2.25%, 11/15/27	30,730	29,061,457
2.25%, 05/15/41	36,000	28,698,750
2.25%, 08/15/46	55,700	42,114,422
2.25%, 08/15/49	26,000	19,565,000
2.25%, 02/15/52	60,630	45,235,664
2.38%, 08/15/24	22,200	21,593,836
2.38%, 04/30/26	16,070	15,457,331
2.38%, 05/15/27	23,880	22,790,475
2.38%, 03/31/29	32,350	30,368,562
2.38%, 05/15/29	37,500	35,176,758
2.38%, 02/15/42	35,900	28,966,812
2.38%, 11/15/49	19,000	14,692,344
2.38%, 05/15/51	44,000	33,825,000
2.50%, 05/15/24	41,050	40,083,080
2.50%, 05/31/24	54,000	52,694,297
2.50%, 01/31/25	13,300	12,917,106
2.50%, 02/28/26	20,000	19,317,188
2.50%, 03/31/27	38,000	36,465,156
2.50%, 02/15/45	53,850	43,155,727
2.50%, 02/15/46	47,345	37,720,410
2.50%, 05/15/46	26,163	20,828,519
2.63%, 04/15/25	20,000	19,448,438
2.63%, 12/31/25	49,800	48,302,110
2.63%, 01/31/26	35,100	34,030,547
2.63%, 05/31/27	40,000	38,531,250
2.63%, 02/15/29	24,689	23,525,917
2.63%, 07/31/29	24,680	23,457,569
2.75%, 02/28/25	17,300	16,873,582
2.75%, 05/15/25	20,000	19,492,188
2.75%, 06/30/25	10,000	9,741,406
2.75%, 08/31/25	13,500	13,154,063
2.75%, 04/30/27	9,100	8,809,938
2.75%, 07/31/27	30,000	29,025,000
2.75%, 02/15/28	50,700	48,953,227
2.75%, 05/31/29	22,410	21,469,831
2.75%, 08/15/32	79,500	75,239,297
2.75%, 08/15/42	13,450	11,497,648
2.75%, 11/15/42	18,800	16,021,125
2.75%, 08/15/47	22,800	18,981,000
2.75%, 11/15/47	24,100	20,070,781
2.88%, 04/30/25	19,900	19,439,035
2.88%, 05/31/25	20,400	19,929,844
2.88%, 06/15/25	34,480	33,685,344
2.88%, 07/31/25	10,000	9,768,750
2.88%, 11/30/25	16,800	16,398,375
2.88%, 05/15/28	51,700	50,128,805
2.88%, 08/15/28(n)	47,650	46,175,828
2.88%, 04/30/29	28,460	27,463,900
2.88%, 05/15/32	74,600	71,406,187
2.88%, 05/15/43	8,800	7,631,250
2.88%, 08/15/45	12,950	11,068,203
2.88%, 11/15/46	64,050	54,682,687
2.88%, 05/15/49	2,000	1,713,438
2.88%, 05/15/52	59,000	50,481,875

162	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 06/30/24	$46,000	$45,130,312
3.00%, 07/31/24	39,700	38,932,363
3.00%, 07/15/25	23,500	23,015,313
3.00%, 09/30/25	50,100	49,054,946
3.00%, 10/31/25	38,250	37,449,141
3.00%, 05/15/42	5,950	5,307,586
3.00%, 11/15/44	23,335	20,461,878
3.00%, 05/15/45	12,200	10,663,563
3.00%, 11/15/45	14,300	12,487,922
3.00%, 02/15/47	24,950	21,749,383
3.00%, 05/15/47	16,950	14,770,336
3.00%, 02/15/48	46,000	40,142,187
3.00%, 08/15/48	32,150	28,101,109
3.00%, 08/15/52	38,000	33,374,687
3.13%, 08/15/25	38,700	38,004,609
3.13%, 08/31/27	31,000	30,457,500
3.13%, 11/15/28	8,500	8,325,352
3.13%, 08/31/29	58,500	57,220,312
3.13%, 11/15/41	7,510	6,865,783
3.13%, 02/15/42	5,850	5,336,297
3.13%, 02/15/43	13,000	11,744,688
3.13%, 08/15/44	6,380	5,718,075
3.13%, 05/15/48	28,300	25,284,281
3.25%, 08/31/24	6,000	5,902,266
3.25%, 06/30/27	16,000	15,788,750
3.25%, 06/30/29	37,000	36,439,219
3.25%, 05/15/42	20,050	18,568,180
3.38%, 08/15/42	26,180	24,658,288
3.38%, 05/15/44	1,870	1,747,281
3.38%, 11/15/48	14,000	13,109,688
3.50%, 09/15/25	46,600	46,174,047
3.50%, 01/31/28	28,000	27,971,563
3.50%, 04/30/28	6,000	6,002,158
3.50%, 01/31/30	46,600	46,629,125
3.50%, 04/30/30	10,000	10,019,375
3.50%, 02/15/33	113,000	113,670,937
3.50%, 02/15/39	3,750	3,724,805
3.63%, 03/31/28(c)	76,200	76,610,766
3.63%, 03/31/30	40,300	40,677,812
3.63%, 08/15/43	16,500	16,087,500
3.63%, 02/15/44	3,700	3,594,781
3.63%, 02/15/53	69,000	68,417,812
3.75%, 04/15/26	9,900	9,904,641
3.75%, 08/15/41	9,000	9,019,688
3.75%, 11/15/43	7,000	6,947,500
3.88%, 01/15/26	56,100	56,183,274
3.88%, 11/30/27	25,000	25,365,234
3.88%, 12/31/27	20,000	20,287,500
3.88%, 09/30/29	36,030	36,778,748
3.88%, 11/30/29	44,600	45,568,656
3.88%, 12/31/29	52,000	53,178,125
3.88%, 08/15/40	3,400	3,498,813
3.88%, 02/15/43	53,700	54,270,562
4.00%, 12/15/25	70,000	70,306,250
4.00%, 02/15/26	161,600	162,521,626
4.00%, 02/29/28	50,000	51,101,562
4.00%, 10/31/29	29,590	30,431,466
4.00%, 02/28/30	111,600	115,052,625
4.00%, 11/15/42	20,800	21,424,000
4.00%, 11/15/52	39,000	41,400,937

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.13%, 01/31/25	$9,100	$9,085,781
4.13%, 09/30/27	29,800	30,475,156
4.13%, 10/31/27	14,300	14,634,039
4.13%, 11/15/32	91,300	96,378,562
4.25%, 09/30/24	15,900	15,855,902
4.25%, 12/31/24	50,000	49,978,515
4.25%, 10/15/25	72,880	73,483,537
4.25%, 11/15/40	3,500	3,772,344
4.38%, 10/31/24	5,100	5,097,809
4.38%, 02/15/38	1,000	1,101,094
4.38%, 11/15/39	3,000	3,291,094
4.38%, 05/15/40	3,650	4,000,742
4.38%, 05/15/41	7,600	8,301,813
4.50%, 11/30/24	30,000	30,071,484
4.50%, 11/15/25	30,000	30,454,687
4.50%, 02/15/36	3,400	3,795,781
4.50%, 05/15/38	2,900	3,231,234
4.50%, 08/15/39	10,000	11,156,250
4.63%, 02/28/25	47,800	48,197,711
4.63%, 03/15/26	30,900	31,641,117
4.63%, 02/15/40	2,050	2,316,820
4.75%, 02/15/41	4,350	4,978,031
5.00%, 05/15/37	21,500	25,178,516
5.25%, 11/15/28	10,500	11,386,758
5.25%, 02/15/29	1,700	1,846,094
5.50%, 08/15/28	5,500	6,004,453
6.00%, 02/15/26	1,700	1,795,094
6.38%, 08/15/27	3,400	3,770,016
6.50%, 11/15/26	1,000	1,091,563
6.63%, 02/15/27	2,000	2,207,500

		8,147,374,545

Total U.S. Government & Agency Obligations — 59.9% (Cost: $14,529,299,190)		13,518,119,930

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(o)	1	—

Total Common Stocks — 0.0% (Cost $49,536)		—

Total Long-Term Investments — 98.6% (Cost: $24,178,635,634)		22,243,525,827

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(p)(q)	1,164,350	1,164,699,732
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(p)(q)(r)	182,963	182,962,770

Total Short-Term Securities — 6.0% (Cost: $1,347,290,031)		1,347,662,502

Total Investments Before TBA Sales Commitments — 104.6% (Cost: $25,525,925,665)		23,591,188,329

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(m)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
2.50%, 05/11/53	(5,000)	$(4,329,199)
3.00%, 02/25/52	(10,000)	(8,982,031)
5.00%, 05/11/53	(15,343)	(15,254,898)
5.50%, 05/11/53	(5,000)	(5,041,016)

Total TBA Sales Commitments — (0.1)% (Proceeds: $(33,646,018))		(33,607,144)

Total Investments, Net of TBA Sales Commitments — 104.5% (Cost: $25,492,279,647)		23,557,581,185

Liabilities in Excess of Other Assets — (4.5)%		(1,013,431,774)

Net Assets — 100.0%		$22,544,149,411

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Zero-coupon bond.
(j)	Non-income producing security.
(k)	Rounds to less than 1,000.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,112,744,206	$51,527,732	(a)	$—		$(43,667)	$471,461	$1,164,699,732	1,164,350	$23,345,379		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	227,937,785	—		(44,975,015	)(a)	—	—	182,962,770	182,963	1,287,695	(b)	—

						$(43,667)	$471,461	$1,347,662,502		$24,633,074		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$60,725,894	$—	$60,725,894
Collaterized Mortgage Obligations	—	140,347,307	—	140,347,307
Corporate Bonds & Notes	—	7,381,099,493	—	7,381,099,493
Foreign Government and Agency Obligations	—	1,029,757,572	—	1,029,757,572
Municipal Debt Obligations	—	113,475,631	—	113,475,631
U.S. Government & Agency Obligations	—	13,518,119,930	—	13,518,119,930
Common Stocks	—	—	—	—

164	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core Total USD Bond Market ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,347,662,502	$—	$—	$1,347,662,502
Liabilities
Investments
TBA Sales Commitments	—	(33,607,144)	—	(33,607,144)

	$1,347,662,502	$22,209,918,683	$—	$23,557,581,185

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (unaudited) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$75	$67,747
7.75%, 04/15/28 (Call 04/15/24)(a)	53	40,260

		108,007

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/30/23)	220	204,294
3.20%, 03/01/29 (Call 12/01/28)	100	91,533
5.15%, 05/01/30 (Call 02/01/30)	40	40,268
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/24)(a)(b)	122	121,699
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	200	194,342
3.63%, 04/01/30 (Call 01/01/30)	100	96,067
Howmet Aerospace Inc., 6.75%, 01/15/28	33	34,836
Lockheed Martin Corp.
3.90%, 06/15/32 (Call 03/15/32)(b)	115	111,622
5.10%, 11/15/27 (Call 10/15/27)	100	104,042
5.25%, 01/15/33 (Call 10/15/32)	190	203,047
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(a)	43	46,236
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/23)	41	40,974
6.75%, 08/15/28 (Call 02/15/25)(a)	114	115,735
7.50%, 03/15/27 (Call 03/15/24)	50	50,262

		1,454,957

Agriculture — 2.6%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	200	158,852
4.40%, 02/14/26 (Call 12/14/25)	155	153,989
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	99	85,967
2.79%, 09/06/24 (Call 08/06/24)	50	48,265
4.74%, 03/16/32 (Call 12/16/31)	70	65,381
4.91%, 04/02/30 (Call 01/02/30)	29	27,966
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	400	364,224
4.45%, 03/16/28 (Call 02/16/28)	80	76,871
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	340	274,302
5.13%, 11/15/24	130	130,835
5.38%, 02/15/33 (Call 11/15/32)	160	162,998
5.75%, 11/17/32 (Call 08/17/32)	100	105,063

		1,654,713

Airlines — 0.8%
American Airlines Inc., 11.75%, 07/15/25(a)(b)	85	93,617
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	90	88,414
5.75%, 04/20/29(a)	165	156,935
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	39	37,242
4.63%, 04/15/29 (Call 10/15/25)(a)	160	144,800

		521,008

Auto Manufacturers — 2.4%
American Honda Finance Corp., 1.20%, 07/08/25	250	232,688
Ford Motor Credit Co. LLC
4.54%, 08/01/26 (Call 06/01/26)	120	113,099
5.11%, 05/03/29 (Call 02/03/29)	120	111,800
7.35%, 11/04/27 (Call 10/04/27)	100	103,002

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.20%, 10/15/24	$350	$329,556
2.40%, 10/15/28 (Call 08/15/28)	100	85,801
3.80%, 04/07/25	95	92,314
Toyota Motor Credit Corp.
1.90%, 01/13/27	330	303,296
3.65%, 08/18/25	170	167,059
3.95%, 06/30/25	10	9,891

		1,548,506

Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27 (Call 05/15/23)(a)	12	12,086
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	33	31,633

		43,719

Banks — 23.6%
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	200	175,938
1.85%, 03/25/26	210	190,367
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1-day SOFR + 0.690%)(c)	115	109,542
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(c)	163	152,707
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(c)	100	91,554
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(c)	450	403,263
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	100	86,398
2.50%, 02/13/31 (Call 02/13/30), (3-mo. LIBOR US + 0.990%)(c)	125	105,719
3.56%, 04/23/27 (Call 04/23/26), (3-mo. LIBOR US + 1.060%)(c)	150	143,128
3.84%, 04/25/25 (Call 04/27/24), (1-day SOFR + 1.110%)(c)	50	49,106
4.25%, 10/22/26	220	214,104
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	80	76,328
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(c)	75	74,290
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	45	44,863
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(c)	75	78,227
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	100	83,325
Bank of Montreal
1.25%, 09/15/26	60	53,443
3.70%, 06/07/25	120	117,000
Series H, 4.70%, 09/14/27 (Call 08/14/27)	100	99,793
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	200	182,214
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(c)	35	34,593
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(c)	40	39,891
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(c)	50	49,411
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	264,786
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(c)	200	179,012
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(c)	200	198,514
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (1-day SOFR + 0.686%)(c)	320	312,077
0.98%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(c)	90	85,762
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(c)	150	134,651
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	120	99,719
3.35%, 04/24/25 (Call 04/24/24), (3-mo. SOFR + 1.158%)(c)	225	219,771
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	30	27,014
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(c)	50	46,916
4.60%, 03/09/26	100	98,814
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(c)	50	54,110
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	235,887

166	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY, 2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(c)	$300	$261,228
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(c)	55	47,951
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(c)	105	96,392
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(c)	50	44,992
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(c)	300	268,842
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	85	69,427
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	45	37,575
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(c)	110	94,705
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.201%)(c)	115	111,257
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(c)	100	95,184
3.75%, 02/25/26 (Call 11/25/25)	194	189,111
3.85%, 01/26/27 (Call 01/26/26)	120	116,188
HSBC Holdings PLC
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(c)	200	190,584
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(c)	200	184,434
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(c)	400	398,144
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(c)	250	238,420
ING Groep NV, 3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(c)	200	193,954
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(c)	100	75,497
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	50	33,599
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(c)	315	284,577
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(c)	120	112,676
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	96	90,553
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(c)	49	46,160
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(c)	78	74,413
2.95%, 10/01/26 (Call 07/01/26)	151	143,307
3.22%, 03/01/25 (Call 03/01/24), (3-mo. SOFR + 1.155%)(c)	62	60,793
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(c)	58	56,938
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(c)	300	294,537
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	90	87,421
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	225	225,693
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(c)	60	59,743
Lloyds Banking Group PLC, 4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(c)	400	394,632
Mitsubishi UFJ Financial Group Inc. 1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(c)	360	319,741
2.80%, 07/18/24	200	193,632
Mizuho Financial Group Inc., 2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(c)	300	289,983
Morgan Stanley
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(c)	170	152,968
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(c)	110	103,606
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	105	84,840
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	230	195,005
3.13%, 07/27/26	85	80,849
3.62%, 04/17/25 (Call 04/17/24), (1-day SOFR + 1.160%)(c)	300	294,174
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	70	64,049
3.88%, 01/27/26	100	97,729
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(c)	110	109,073
5.25%, 04/21/34 (Call 04/21/33)	45	45,474
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(c)	195	181,539

Security	Par (000)	Value

Banks (continued)
NatWest Group PLC, 3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(c)	$200	$183,190
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29 (Call 01/23/29)	100	92,505
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(c)	95	95,336
Royal Bank of Canada
0.75%, 10/07/24	50	46,990
1.20%, 04/27/26	75	67,882
2.05%, 01/21/27	100	91,004
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	85	80,856
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	20	20,098
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (1-day SOFR + 0.787%)(c)	330	314,153
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	300	276,831
5.77%, 01/13/33	200	209,898
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	267,150
3.77%, 06/06/25	100	97,675
4.69%, 09/15/27	20	19,870
Truist Financial Corp., 1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	192	170,281
U.S. Bancorp.
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(c)	75	72,793
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	94,124
UniCredit SpA, 7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)(c)	200	191,662
Wells Fargo & Co.
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(c)	205	193,883
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	350	341,327
4.48%, 04/04/31 (Call 04/04/30), (1-day SOFR + 4.032%)(c)	85	81,915
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(c)	150	148,300
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(c)	170	168,580
Westpac Banking Corp., 3.74%, 08/26/25	195	191,088

		15,021,217

Beverages — 1.5%
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	200	180,286
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	50	44,266
3.70%, 12/06/26 (Call 09/06/26)	5	4,858
4.35%, 05/09/27 (Call 04/09/27)	50	49,619
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	200	185,474
Keurig Dr Pepper Inc., 3.95%, 04/15/29 (Call 02/15/29)	176	169,736
PepsiCo Inc.
3.60%, 02/18/28 (Call 01/18/28)	140	138,043
3.90%, 07/18/32 (Call 04/18/32)	30	29,534
4.45%, 02/15/33 (Call 11/15/32)(b)	130	133,389

		935,205

Biotechnology — 1.3%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	150	142,638
3.35%, 02/22/32 (Call 11/22/31)	35	31,653
4.05%, 08/18/29 (Call 06/18/29)	25	24,249
5.25%, 03/02/30 (Call 01/02/30)	60	61,644
5.51%, 03/02/26 (Call 03/02/24)	30	30,119
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	200	196,392
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	165	139,943

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	$270	$220,498

		847,136

Building Materials — 0.3%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)	39	38,930
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	57	54,383
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 01/15/24)(a)	104	96,992

		190,305

Chemicals — 0.9%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	100	93,250
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	35	33,745
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)	5	4,883
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	25	23,239
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	100	94,262
2.30%, 07/15/30 (Call 04/15/30)	200	172,446
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	30	28,452
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	40	38,406
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	100	90,604

		579,287

Commercial Services — 1.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 07/15/23)(a)	47	43,699
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	35,808
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	141	121,797
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	30	29,303
3.70%, 04/01/27 (Call 01/01/27)	14	13,721
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	63	59,299
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/24)(a)(b)	81	75,899
Quanta Services Inc.
0.95%, 10/01/24 (Call 05/30/23)	80	75,347
2.35%, 01/15/32 (Call 10/15/31)	35	28,239
2.90%, 10/01/30 (Call 07/01/30)	110	95,392
S&P Global Inc.
2.90%, 03/01/32 (Call 12/01/31)	180	159,820
2.95%, 01/22/27 (Call 10/22/26)(b)	105	100,768
Service Corp. International/U.S., 4.00%, 05/15/31 (Call 05/15/26)	42	36,964
United Rentals North America Inc., 5.25%, 01/15/30 (Call 01/15/25)(b)	116	112,250
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	203,509

		1,191,815

Computers — 2.1%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	50	43,976
3.35%, 08/08/32 (Call 05/08/32)	150	142,282
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)	105	103,622
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	15	12,412
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	65	65,711
6.10%, 04/01/26 (Call 04/01/24)	60	60,433
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	150	135,636
4.00%, 07/27/25	195	192,853
4.15%, 07/27/27 (Call 06/27/27)	270	267,816

Security	Par (000)	Value

Computers (continued)
4.40%, 07/27/32 (Call 04/27/32)(b)	$100	$97,992
4.75%, 02/06/33 (Call 11/06/32)	100	99,766
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)	10	8,445
Seagate HDD Cayman, 9.63%, 12/01/32 (Call 12/01/27)(a)	75	82,230

		1,313,174

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	90	84,533
Coty Inc., 6.50%, 04/15/26 (Call 04/15/24)(a)(b)	85	84,843

		169,376

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	250	224,310
3.00%, 10/29/28 (Call 08/29/28)	150	130,385
4.63%, 10/15/27 (Call 08/15/27)	150	144,458
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	105	100,597
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	150	142,821
3.95%, 08/01/25 (Call 07/01/25)	70	68,657
4.05%, 05/03/29 (Call 03/03/29)	38	37,249
5.04%, 05/01/34 (Call 05/01/33)	100	100,300
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	100	100,841
Capital One Financial Corp., 3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(c)	50	43,510
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	50	44,246
2.45%, 03/03/27 (Call 02/03/27)	100	90,672
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	40	39,271
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	36	21,750
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	35	27,852
3.75%, 12/01/25 (Call 09/01/25)	100	98,078
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	35	33,644
3.30%, 03/26/27 (Call 01/26/27)	100	97,024
4.88%, 03/09/28 (Call 02/09/28)	55	57,057
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)(b)	112	97,770
Nomura Holdings Inc., 1.85%, 07/16/25	200	183,678
OneMain Finance Corp., 7.13%, 03/15/26	74	72,075
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(a)(b)	89	69,646
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(a)	100	101,510
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(a)	43	37,027
Visa Inc., 2.75%, 09/15/27 (Call 06/15/27)	100	95,460

		2,259,888

Electric — 4.6%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	50	45,215
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	50	40,340
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	100	96,268
American Electric Power Co. Inc., 2.03%, 03/15/24	50	48,519
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	15	12,034
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)	25	20,282
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	48,471
Calpine Corp., 5.00%, 02/01/31 (Call 02/01/26)(a)	75	63,149
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	20	17,081
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)(b)	25	21,377

168	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)	$5	$5,220
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	30	27,946
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	35	29,062
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	47,080
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	80	71,441
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	130	123,698
4.95%, 01/15/33 (Call 10/15/32)	20	20,543
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	10	9,704
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	40	33,847
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	90	82,115
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	33,373
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	70	66,013
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,998
3.40%, 04/15/26 (Call 01/15/26)	70	67,616
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	110	94,487
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	9,982
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	22,490
3.70%, 03/15/29 (Call 12/15/28)	40	38,394
4.15%, 12/15/32 (Call 09/15/32)	15	14,355
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	150	136,428
3.55%, 05/01/27 (Call 02/01/27)	84	81,081
NRG Energy Inc., 5.25%, 06/15/29 (Call 06/15/24)(a)(b)	96	88,643
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)	50	48,788
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	45	36,459
3.00%, 06/15/28 (Call 04/15/28)	55	48,875
3.15%, 01/01/26	20	18,856
3.25%, 06/01/31 (Call 03/01/31)	20	16,910
4.55%, 07/01/30 (Call 01/01/30)	40	37,182
PG&E Corp., 5.25%, 07/01/30 (Call 06/15/25)(b)	200	184,390
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	30	28,290
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	20	16,973
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	60	49,680
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	50	45,086
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	16,189
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	8,889
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	47,468
Sempra Energy, 3.40%, 02/01/28 (Call 10/01/27)	50	47,144
Southern California Edison Co.
1.10%, 04/01/24 (Call 05/30/23)	50	48,020
2.75%, 02/01/32 (Call 11/01/31)	30	25,916
2.85%, 08/01/29 (Call 05/01/29)	25	22,680
Southern Co. (The)
5.11%, 08/01/27	50	50,403
5.70%, 10/15/32 (Call 04/15/32)	30	31,691
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	75	73,653
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	10	10,131
Series N, 1.65%, 03/15/26 (Call 02/15/26)	90	82,539

Security	Par (000)	Value

Electric (continued)
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	$10	$10,000
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	40	32,954
2.95%, 06/15/27 (Call 03/15/27)	40	38,000
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27 (Call 04/15/27)	130	127,341
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/23)(a)	48	45,624
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	40	40,342
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	80	72,213
4.60%, 06/01/32 (Call 12/01/31)	10	9,823

		2,906,761

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.20%, 12/21/31 (Call 09/21/31)	100	84,315

Electronics — 1.0%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	85	71,533
3.05%, 09/22/26 (Call 06/22/26)	150	142,077
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	25	24,196
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	40	38,001
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	100	98,490
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	50	48,494
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	42	36,374
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	75	68,059
5.45%, 02/01/29 (Call 01/01/29)	30	30,178
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	64,949

		622,351

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	97,882

Entertainment — 0.2%
Caesars Entertainment Inc., 7.00%, 02/15/30 (Call 02/15/26)(a)	74	74,715
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/24)(a)	76	71,719
Six Flags Entertainment Corp., 7.25%, 05/15/31 (Call 05/03/26)	13	12,744

		159,178

Environmental Control — 0.2%
GFL Environmental Inc., 4.75%, 06/15/29 (Call 06/15/24)(a)	88	81,894
Republic Services Inc., 4.88%, 04/01/29 (Call 03/01/29)	25	25,521
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	40	37,513

		144,928

Food — 1.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	45	42,107
6.50%, 02/15/28 (Call 02/15/25)(a)	40	40,652
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	150	147,682
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	140	138,298
4.95%, 03/29/33 (Call 12/29/32)	60	61,136
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	150	149,080
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	100	95,767
3.88%, 05/15/27 (Call 02/15/27)	165	161,254
Lamb Weston Holdings Inc., 4.38%, 01/31/32 (Call 01/31/27)(a)	29	26,507
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	100	95,144

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	$50	$46,502

		1,004,129

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	76	72,172
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	15	12,165
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	140	128,496
1.70%, 02/15/31 (Call 11/15/30)(b)	30	24,108
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	70	66,292
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	35	32,425

		335,658

Health Care - Products — 0.7%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	150	125,242
GE Healthcare Holding LLC
5.65%, 11/15/27 (Call 10/15/27)(a)	100	103,256
5.91%, 11/22/32 (Call 08/22/32)(a)	100	107,022
Mozart Debt Merger Sub Inc., 5.25%, 10/01/29
(Call 10/01/24)(a)(b)	113	97,733

		433,253

Health Care - Services — 2.9%
CHS/Community Health Systems Inc.
6.88%, 04/15/29 (Call 04/15/24)(a)	46	34,039
8.00%, 03/15/26 (Call 03/15/24)(a)	60	59,586
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	120	104,579
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	110	101,222
3.65%, 12/01/27 (Call 09/01/27)	100	97,013
Encompass Health Corp., 4.75%, 02/01/30 (Call 02/01/25)	120	110,652
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	35	31,496
3.63%, 03/15/32 (Call 12/15/31)(a)	135	119,502
5.25%, 04/15/25	5	5,012
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	40	37,784
4.50%, 04/01/25 (Call 03/01/25)	40	39,754
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)	28	23,297
Tenet Healthcare Corp.
6.13%, 10/01/28 (Call 10/01/23)(b)	144	139,690
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	87	86,415
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	50	43,297
4.00%, 05/15/29 (Call 03/15/29)	100	98,296
4.25%, 01/15/29 (Call 12/15/28)	60	59,918
4.50%, 04/15/33 (Call 01/15/33)	320	320,614
5.30%, 02/15/30 (Call 12/15/29)	300	316,536

		1,828,702

Holding Companies - Diversified — 0.7%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	18	15,662
2.88%, 06/15/28 (Call 04/15/28)	95	79,757
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	30	26,707
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	25	21,258
2.70%, 01/15/25 (Call 11/15/24)	60	55,830
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	19	15,634
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	60	51,237

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.40%, 01/15/26 (Call 12/15/25)	$40	$36,459
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	20	17,299
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	100	87,754
6.38%, 12/15/25 (Call 05/30/23)(b)	41	40,604

		448,201

Home Builders — 0.2%
Lennar Corp., 5.00%, 06/15/27 (Call 12/15/26)	50	49,970
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	67,354
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)	30	27,218

		144,542

Insurance — 1.7%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	43	40,580
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/28 (Call 04/15/25)(a)	23	22,971
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	44,153
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	10	8,201
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	15	13,815
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	105	82,402
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	30	25,522
Marsh & McLennan Companies Inc.
2.38%, 12/15/31 (Call 09/15/31)	610	510,265
4.38%, 03/15/29 (Call 12/15/28)	60	59,635
Principal Financial Group Inc., 5.38%, 03/15/33 (Call 12/15/32)	25	25,441
Progressive Corp. (The)
2.50%, 03/15/27 (Call 02/15/27)	50	46,752
3.00%, 03/15/32 (Call 12/15/31)	80	72,041
3.20%, 03/26/30 (Call 12/26/29)	30	27,670
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	55	48,653
4.65%, 06/15/27 (Call 05/15/27)	50	49,236

		1,077,337

Internet — 1.0%
Amazon.com Inc., 3.30%, 04/13/27 (Call 03/13/27)	200	194,288
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	90	87,387
3.85%, 08/15/32 (Call 05/15/32)	25	23,615
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)(b)	77	77,605
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	35	29,750
5.25%, 04/01/25 (Call 01/01/25)	200	200,648

		613,293

Iron & Steel — 0.9%
Cleveland-Cliffs Inc., 6.75%, 04/15/30 (Call 04/15/26)	27	26,261
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)(b)	140	142,478
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	100	91,844
2.15%, 08/15/30 (Call 05/15/30)	80	67,294
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	280	249,234

		577,111

Leisure Time — 0.7%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	91	83,497
10.50%, 06/01/30 (Call 06/01/25)(a)	43	40,852
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	29	31,177
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	100	85,989

170	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	$100	$91,748
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	125	133,006

		466,269

Lodging — 0.6%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	14	12,678
Hilton Domestic Operating Co. Inc.
4.00%, 05/01/31 (Call 05/01/26)(a)	58	51,249
4.88%, 01/15/30 (Call 01/15/25)	40	38,030
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	27	24,546
Marriott International Inc./MD, 5.00%, 10/15/27 (Call 09/15/27)	50	50,490
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 07/21/23)(a)(b)	75	65,554
Sands China Ltd.
5.63%, 08/08/25 (Call 06/08/25)	75	73,432
5.90%, 08/08/28 (Call 05/08/28)	50	48,586

		364,565

Machinery — 1.5%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	90	82,240
3.40%, 05/13/25	300	294,219
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	140	119,098
3.00%, 05/01/30 (Call 02/01/30)	180	158,951
John Deere Capital Corp.
2.45%, 01/09/30	50	44,691
3.40%, 06/06/25	190	186,327
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	95	90,573

		976,099

Manufacturing — 0.6%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(b)	100	93,977
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 05/09/23)	250	239,358
2.25%, 04/01/28 (Call 02/01/28)	30	26,747

		360,082

Media — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/29 (Call 09/01/25)(a)	160	152,102
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	74	72,520
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	50	44,763
3.95%, 10/15/25 (Call 08/15/25)	150	148,227
4.65%, 02/15/33 (Call 11/15/32)(b)	80	81,042
CSC Holdings LLC, 7.50%, 04/01/28 (Call 04/01/24)(a)(b)	100	62,727
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(a)	144	126,373
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(a)	70	49,894
7.38%, 07/01/28 (Call 07/01/23)(b)	32	15,986
7.75%, 07/01/26	68	39,262
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	225	210,575
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	100	85,500
iHeartCommunications Inc., 8.38%, 05/01/27 (Call 05/01/23)	49	32,022
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	90	79,179
5.63%, 07/15/27 (Call 07/15/23)(a)	55	51,659

Security	Par (000)	Value

Media (continued)
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/01/23)(a)	$54	$49,679
5.50%, 07/01/29 (Call 07/01/24)(a)	150	133,773
Univision Communications Inc.
6.63%, 06/01/27 (Call 06/01/23)(a)	85	81,839
7.38%, 06/30/30 (Call 06/30/25)(a)	41	39,328
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	100	84,157
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(a)	100	81,224

		1,721,831

Mining — 0.7%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	165	167,651
4.90%, 02/28/33 (Call 11/28/32)	40	41,005
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	42,752
FMG Resources August Pty. Ltd., 6.13%, 04/15/32 (Call 01/15/32)(a)(b)	100	96,758
Novelis Corp., 4.75%, 01/30/30 (Call 01/30/25)(a)(b)	44	39,827
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	14,687
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	65	67,124

		469,804

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	100	90,955
3.57%, 12/01/31 (Call 09/01/31)	100	83,556
4.25%, 04/01/28 (Call 10/01/23)	25	23,295

		197,806

Oil & Gas — 2.8%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	41	37,452
Burlington Resources LLC, 7.40%, 12/01/31	10	11,850
Canadian Natural Resources Ltd., 2.05%, 07/15/25 (Call 06/15/25)	200	188,218
Chesapeake Energy Corp., 6.75%, 04/15/29 (Call 04/15/24)(a)(b)	140	138,571
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	200	194,090
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	30	29,970
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	50	49,050
Devon Energy Corp., 7.95%, 04/15/32	9	10,675
Diamondback Energy Inc., 6.25%, 03/15/33 (Call 12/15/32)	40	42,652
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	120	113,489
6.13%, 02/01/25 (Call 01/01/25)	25	25,120
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	110	99,273
2.99%, 03/19/25 (Call 02/19/25)	100	97,400
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	55	53,978
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 04/15/32 (Call 04/15/27)(a)	44	41,200
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	100	99,402
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	73	72,270
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)	150	157,016
8.88%, 07/15/30 (Call 01/15/30)	70	82,216
Ovintiv Inc., 7.20%, 11/01/31	10	10,708
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	50	45,617
Southwestern Energy Co., 5.38%, 03/15/30 (Call 03/15/25)	60	55,901
Transocean Inc.
8.75%, 02/15/30 (Call 02/15/26)(a)	42	42,406

S C H E D U L E O F I N V E S T M E N T S	171

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
11.50%, 01/30/27 (Call 07/30/23)(a)	$38	$38,906
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)(b)	40	37,100

		1,774,530

Oil & Gas Services — 0.2%
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/23)	76	73,959
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(b)	27	27,511

		101,470

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/23)(a)(b)	100	84,913
LABL Inc., 10.50%, 07/15/27 (Call 07/15/23)(a)	26	24,703
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (Call 10/15/24)(a)	39	36,997

		146,613

Pharmaceuticals — 3.9%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	150	144,823
3.20%, 11/21/29 (Call 08/21/29)	60	55,440
3.80%, 03/15/25 (Call 12/15/24)	400	393,268
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	97,229
3.45%, 12/15/27 (Call 09/15/27)	158	151,419
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/23)(a)(b)	67	34,434
Bausch Health Cos. Inc., 11.00%, 09/30/28(a)(b)	63	51,204
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)(b)	108	110,997
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	100	91,915
1.45%, 11/13/30 (Call 08/13/30)	60	49,251
2.95%, 03/15/32 (Call 12/15/31)	180	162,524
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	100	95,627
Cigna Group (The), 3.40%, 03/01/27 (Call 12/01/26)	200	192,048
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	142	124,503
1.88%, 02/28/31 (Call 11/28/30)	50	40,635
3.00%, 08/15/26 (Call 06/15/26)	150	143,035
Eli Lilly & Co., 4.70%, 02/27/33 (Call 11/27/32)	80	82,987
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	200	184,032
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	55	49,946
5.25%, 02/15/26 (Call 02/15/24)	125	124,969
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31 (Call 04/30/26)(a)	25	22,253
Perrigo Finance Unlimited Co., 4.40%, 06/15/30 (Call 03/15/30)	25	22,535
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	90	76,330

		2,501,404

Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	21	19,668
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	135	126,275
5.13%, 06/30/27 (Call 01/01/27)	230	230,964
5.88%, 03/31/25 (Call 10/02/24)	100	100,786
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	45	41,954
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)(b)	75	76,292

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	$60	$51,293
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	230	211,621
5.75%, 02/15/33 (Call 11/15/32)	60	61,447
EQM Midstream Partners LP, 7.50%, 06/01/27 (Call 06/01/24)(a)	80	79,639
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	44	43,918
Hess Midstream Operations LP, 5.50%, 10/15/30 (Call 10/15/25)(a)	43	40,059
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	100	90,370
5.20%, 06/01/33 (Call 03/01/33)	30	29,805
7.75%, 01/15/32	30	34,876
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	140	128,799
2.65%, 08/15/30 (Call 05/15/30)	525	448,528
5.00%, 03/01/33 (Call 12/01/32)	20	19,643
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/24)(a)(b)	121	111,499
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	100	93,431
2.75%, 09/01/24 (Call 08/01/24)	190	183,924
6.10%, 11/15/32 (Call 08/15/32)	105	109,818
6.35%, 01/15/31 (Call 10/15/30)	105	111,199
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	50	45,135
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 12/31/30 (Call 12/31/25)(a)	43	38,265
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	130	118,152
4.88%, 02/01/31 (Call 02/01/26)	120	113,426
6.50%, 07/15/27 (Call 07/15/23)	100	101,990
6.88%, 01/15/29 (Call 01/15/24)	121	123,752
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	85	77,561
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30 (Call 10/15/29)(a)(b)	84	85,100
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	25,487
4.65%, 08/15/32 (Call 05/15/32)	80	77,653

		3,252,329

Real Estate — 0.2%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	50	40,022
4.88%, 03/01/26 (Call 12/01/25)	100	100,063
Howard Hughes Corp. (The), 5.38%, 08/01/28
(Call 08/01/23)(a)	21	19,030

		159,115

Real Estate Investment Trusts — 4.1%
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	60	53,616
3.38%, 05/15/24 (Call 04/15/24)	50	48,936
3.65%, 03/15/27 (Call 02/15/27)	20	19,131
4.00%, 06/01/25 (Call 03/01/25)	146	143,230
4.05%, 03/15/32 (Call 12/15/31)(b)	50	46,355
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	40	37,028
3.65%, 09/01/27 (Call 06/01/27)	90	86,012
3.80%, 02/15/28 (Call 11/15/27)	12	11,491

172	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	$85	$81,755
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	130	107,151
5.25%, 06/01/25 (Call 03/01/25)	175	171,897
5.75%, 06/01/28 (Call 03/03/28)	100	98,826
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	20	17,041
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/23)(a)(b)	90	86,548
5.63%, 07/15/32 (Call 07/15/26)(a)	119	108,303
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	110	97,495
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	80	60,330
Prologis LP, 4.75%, 06/15/33 (Call 03/15/33)	35	35,061
Public Storage
1.95%, 11/09/28 (Call 09/09/28)	215	188,966
2.30%, 05/01/31 (Call 02/01/31)	230	195,585
3.39%, 05/01/29 (Call 02/01/29)	190	178,634
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	100	89,089
3.25%, 01/15/31 (Call 10/15/30)	50	44,433
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	30	25,099
Simon Property Group LP
2.65%, 02/01/32 (Call 11/01/31)	50	41,515
3.50%, 09/01/25 (Call 06/01/25)	130	125,588
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)(b)	66	40,013
VICI Properties LP
4.38%, 05/15/25	100	97,596
5.13%, 05/15/32 (Call 02/15/32)	100	95,432
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/24)(a)	20	18,686
4.25%, 12/01/26 (Call 12/01/23)(a)	50	47,664
5.63%, 05/01/24 (Call 02/04/24)(a)	50	49,741
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	40	33,736
4.25%, 04/01/26 (Call 01/01/26)	50	49,157
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	5	4,723

		2,635,863

Retail — 2.8%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30 (Call 10/15/25)(a)	320	279,741
AutoZone Inc., 4.50%, 02/01/28 (Call 01/01/28)	60	59,814
Bath & Body Works Inc., 6.63%, 10/01/30 (Call 10/01/25)(a)	78	74,894
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	100	82,841
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	117	108,677
Genuine Parts Co., 1.75%, 02/01/25 (Call 05/09/23)	315	297,946
Home Depot Inc. (The), 3.25%, 04/15/32 (Call 01/15/32)	50	46,141
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	80	68,767
3.13%, 09/15/24 (Call 06/15/24)	150	146,643
3.35%, 04/01/27 (Call 03/01/27)	30	28,915
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)	39	35,710
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	200	187,272
4.60%, 09/09/32 (Call 06/09/32)(b)	105	106,514
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	93,369
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	150	144,972

		1,762,216

Security	Par (000)	Value

Semiconductors — 2.1%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	$40	$35,241
2.10%, 10/01/31 (Call 07/01/31)	100	85,144
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(a)	50	39,391
3.15%, 11/15/25 (Call 10/15/25)	350	336,025
3.46%, 09/15/26 (Call 07/15/26)	110	105,446
4.00%, 04/15/29 (Call 02/15/29)(a)	195	183,312
4.15%, 04/15/32 (Call 01/15/32)(a)	260	237,585
Intel Corp., 3.70%, 07/29/25 (Call 04/29/25)	140	137,834
Texas Instruments Inc.
1.90%, 09/15/31 (Call 06/15/31)	56	47,151
3.65%, 08/16/32 (Call 05/16/32)	80	76,252
4.90%, 03/14/33 (Call 12/14/32)	80	83,394

		1,366,775

Software — 2.1%
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	100	82,772
Fiserv Inc.
5.45%, 03/02/28 (Call 02/02/28)	80	82,065
5.60%, 03/02/33 (Call 12/02/32)	35	36,422
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	151	143,997
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	78	63,978
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	100	85,486
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	130	119,414
2.88%, 03/25/31 (Call 12/25/30)	175	150,906
3.40%, 07/08/24 (Call 04/08/24)	150	147,093
4.90%, 02/06/33 (Call 11/06/32)	185	181,934
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	136	122,434
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	34,306
VMware Inc.
1.00%, 08/15/24 (Call 05/09/23)	50	47,339
4.50%, 05/15/25 (Call 04/15/25)	30	29,695

		1,327,841

Telecommunications — 4.2%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/23)(a)	75	55,202
AT&T Inc.
1.70%, 03/25/26 (Call 05/09/23)	150	138,487
2.30%, 06/01/27 (Call 04/01/27)(b)	210	192,683
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)(b)	100	77,907
Embarq Corp., 8.00%, 06/01/36	50	21,484
Frontier Communications Holdings LLC
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	34	27,364
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	100	98,918
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	50	47,218
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	90	83,597
Level 3 Financing Inc., 10.50%, 05/15/30 (Call 05/15/26)(a)	83	79,468
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	3	1,275
5.38%, 06/15/29 (Call 06/15/24)(a)	3	1,351
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	140	116,341
5.60%, 06/01/32 (Call 03/01/32)	170	172,589
Rogers Communications Inc.
2.95%, 03/15/25 (Call 05/29/23)(a)	100	95,792
3.20%, 03/15/27 (Call 02/15/27)(a)	55	51,582
3.80%, 03/15/32 (Call 12/15/31)(a)	50	44,991

S C H E D U L E O F I N V E S T M E N T S	173

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Telecommunications (continued)
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	$100		$91,580
2.70%, 03/15/32 (Call 01/15/29)	80		67,508
2.88%, 02/15/31 (Call 02/15/26)	292		253,000
3.50%, 04/15/25 (Call 03/15/25)	100		97,322
3.50%, 04/15/31 (Call 04/15/26)	88		79,517
5.20%, 01/15/33 (Call 10/15/32)	95		96,727
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)(b)	100		80,504
3.00%, 03/22/27 (Call 01/22/27)	55		52,417
3.38%, 02/15/25	300		293,688
ViaSat Inc.
5.63%, 09/15/25 (Call 05/09/23)(a)	100		95,392
5.63%, 04/15/27 (Call 04/15/24)(a)	43		39,883
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31 (Call 07/15/26)(a)	100		85,157
Vodafone Group PLC, 5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(c)	25		18,846

			2,657,790

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50		48,361

Transportation — 0.5%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	100		96,006
Ryder System Inc., 5.65%, 03/01/28 (Call 02/01/28)	65		66,594
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	100		98,480
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	10		10,131
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	75		66,323

			337,534

Water — 0.0%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)	25		24,787
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	5		4,170

			28,957

Total Corporate Bonds & Notes — 95.6% (Cost: $62,373,462)			60,973,208

U.S. Government Agency Obligations

Mortgage-Backed Securities — 28.3%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/46	17		15,958
3.00%, 10/01/46	31		28,114
3.00%, 12/01/46	13		12,073
3.00%, 01/01/47	60		54,608
3.00%, 10/01/47	45		41,193
3.50%, 07/01/43	9		9,016
3.50%, 09/01/44	8		7,142
3.50%, 01/01/46	5		4,822
3.50%, 03/01/46	6		5,649
3.50%, 09/01/46	5		4,648
3.50%, 08/01/47	4		4,086
4.00%, 04/01/46	73		71,295
4.00%, 06/01/48	29		28,131
4.00%, 01/01/49	0	(d)	77
4.50%, 07/01/48	6		5,964
5.00%, 07/01/48	6		5,537
5.00%, 04/01/49	4		3,923

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
4.00%, 01/01/57	$53	$51,979
4.00%, 02/01/57	54	52,890
Government National Mortgage Association
2.00%, 05/18/53(e)	50	42,814
2.50%, 08/20/50	182	161,300
2.50%, 09/20/50	182	161,224
2.50%, 05/18/53(e)	875	773,059
3.00%, 05/20/45	114	105,702
3.00%, 12/20/45	10	9,270
3.00%, 01/20/46	5	4,848
3.00%, 01/20/52(e)	1,000	912,500
3.50%, 10/20/42	80	76,855
3.50%, 04/20/45	24	22,751
3.50%, 04/20/46	36	34,672
3.50%, 03/20/52(e)	550	516,270
4.00%, 09/20/45	12	11,640
4.00%, 09/20/46	4	4,034
4.00%, 06/20/47	121	118,056
4.00%, 11/20/47	33	32,454
4.00%, 05/15/48	27	25,929
4.00%, 05/18/53(e)	252	243,149
4.50%, 10/20/46	5	5,404
4.50%, 05/18/53(e)	225	223,488
5.00%, 05/18/53(e)	160	159,281
5.50%, 05/18/53(e)	200	201,344
Uniform Mortgage-Backed Securities
1.50%, 05/16/38(e)	452	397,384
2.00%, 12/01/35	73	66,120
2.00%, 05/16/38(e)	733	661,701
2.00%, 05/11/53(e)	5,032	4,186,367
2.50%, 05/16/38(e)	722	670,924
2.50%, 05/11/53(e)	2,937	2,542,972
3.00%, 03/25/37(e)	405	384,957
3.00%, 10/01/46	300	274,354
3.00%, 12/01/47	76	69,221
3.00%, 11/01/48	117	106,910
3.00%, 02/25/52(e)	800	718,562
3.50%, 03/01/33	46	45,356
3.50%, 05/16/38(e)	67	64,872
3.50%, 04/01/49	21	19,801
3.50%, 03/25/52(e)	1,375	1,277,568
4.00%, 06/01/33	21	21,050
4.00%, 07/01/33	9	8,596
4.00%, 12/01/33	28	27,598
4.00%, 05/16/38(e)	80	78,516
4.00%, 02/01/46	14	13,327
4.00%, 03/01/46	5	5,162
4.00%, 06/01/47	5	5,186
4.00%, 11/01/47	7	6,341
4.00%, 06/25/52(e)	678	648,073
4.50%, 10/01/47	5	4,649
4.50%, 07/01/48	2	2,185
4.50%, 12/01/48	14	14,268
4.50%, 05/12/52(e)	708	692,098
5.00%, 09/01/48	8	8,150
5.00%, 04/01/49	11	11,363
5.00%, 08/01/52	214	215,361
5.00%, 05/11/53(e)	175	173,995
5.50%, 05/11/53(e)	325	327,666

174	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 02/01/49	$56	$59,745

		18,063,547
U.S. Government Agency Obligations — 0.3%
Federal National Mortgage Association, 5.50%, 02/01/53	198	202,211

Total U.S. Government Agency Obligations — 28.6% (Cost: $18,454,822)		18,265,758

Total Long-Term Investments — 124.2% (Cost: $80,828,284)		79,238,966

Short-Term Securities

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	4,790	4,791,024
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	100	100,000

Total Short-Term Securities — 7.7% (Cost: $4,888,265)		4,891,024

Total Investments Before TBA Sales Commitments — 131.9% (Cost: $85,716,549)		84,129,990

TBA Sales Commitments(e)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities, 2.00%, 05/11/53	$(50)	(41,595)

Security	Par (000)	Value

Mortgage-Backed Securities — (0.0)%
Government National Mortgage Association, 2.50%, 05/18/53	$(25)	$(22,087)

Total TBA Sales Commitments — (0.1)% (Proceeds: $(62,939))		(63,682)

Total Investments, Net of TBA Sales Commitments — 131.8% (Cost: $85,653,610)		84,066,308

Liabilities in Excess of Other Assets — (31.8)%		(20,299,288)

Net Assets — 100.0%		$63,767,020

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rounds to less than 1,000.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,330,251	$—		$(2,542,022	)(a)	$264	$2,531	$4,791,024	4,790	$22,492	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100	2,092		—

						$264	$2,531	$4,891,024		$24,584		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	1	06/30/23	$206	$335
5-Year U.S. Treasury Note	27	06/30/23	2,969	40,933

				41,268

Short Contracts
10-Year U.S. Treasury Note	(5)	06/21/23	577	(55)

S C H E D U L E O F I N V E S T M E N T S	175

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Ultra Bond	(19)	06/21/23	$2,313	$(61,148)
U.S. Long Bond	(24)	06/21/23	3,165	(114,529)
U.S. Ultra T-Bond	(40)	06/21/23	5,664	(161,853)

				(337,585)

				$(296,317)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$41,268	$—	$41,268

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$337,585	$—	$337,585

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$430,545	$—	$430,545

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(960,127)	$—	$(960,127)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$3,833,450
Average notional value of contracts — short	$(10,246,664)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

176	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$60,973,208	$—	$60,973,208
U.S. Government Agency Obligations	—	18,265,758	—	18,265,758
Short-Term Securities
Money Market Funds	4,891,024	—	—	4,891,024
Liabilities
Investments
TBA Sales Commitments	—	(63,682)	—	(63,682)

	$4,891,024	$79,175,284	$—	$84,066,308

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$41,268	$—	$—	$41,268
Liabilities
Interest Rate Contracts	(337,585)	—	—	(337,585)

	$(296,317)	$—	$—	(296,317)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	177

Statements of Assets and Liabilities  (unaudited)

April 30, 2023

	iShares Core Total USD Bond Market ETF	iShares U.S. Fixed Income Balanced Risk Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$22,243,525,827	$79,238,966
Investments, at value — affiliated(c)	1,347,662,502	4,891,024
Cash	—	1,956
Cash pledged:
Collateral — TBA commitments	620,000	—
Futures contracts	—	330,000
Foreign currency, at value(d)	6,409	—
Receivables:
Investments sold	203,277,535	817,382
Securities lending income — affiliated	229,092	1,720
TBA sales commitments	33,646,018	62,939
Capital shares sold	34,746,486	—
Dividends — affiliated	4,281,817	1,617
Interest — unaffiliated	164,778,732	601,505

Total assets	24,032,774,418	85,947,109

LIABILITIES
Bank overdraft	36,996	—
Collateral on securities loaned, at value	182,862,770	4,285,625
TBA sales commitments, at value(e)	33,607,144	63,682
Payables:
Investments purchased	1,271,114,189	17,713,323
Investment advisory fees	1,003,908	13,039
Variation margin on futures contracts	—	104,420

Total liabilities	1,488,625,007	22,180,089

NET ASSETS	$22,544,149,411	$63,767,020

NET ASSETS CONSIST OF
Paid-in capital	$24,737,472,295	$80,448,896
Accumulated loss	(2,193,322,884)	(16,681,876)

NET ASSETS	$22,544,149,411	$63,767,020

NET ASSETVALUE
Shares outstanding	487,900,000	750,000

Net asset value	$46.21	$85.02

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$24,178,635,634	$80,828,284
(b) Securities loaned, at value	$175,436,805	$4,148,414
(c) Investments, at cost — affiliated	$1,347,290,031	$4,888,265
(d) Foreign currency, at cost	$6,079	$—
(e) Proceeds from TBA sales commitments	$33,646,018	$62,939

See notes to financial statements.

178	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2023

	iShares Core Total USD Bond Market ETF	iShares U.S. Fixed Income Balanced Risk Factor ETF

INVESTMENT INCOME
Dividends — affiliated	$23,347,472	$15,899
Interest — unaffiliated	308,409,607	1,440,717
Securities lending income — affiliated — net	1,285,602	8,685
Other income — unaffiliated	106,744	4,061
Foreign taxes withheld	(61)	—

Total investment income	333,149,364	1,469,362

EXPENSES
Investment advisory	6,024,216	82,127

Total expenses	6,024,216	82,127
Less:
Investment advisory fees waived	(464,677)	(319)

Total expenses after fees waived	5,559,539	81,808

Net investment income	327,589,825	1,387,554

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(57,803,070)	(649,755)
Investments — affiliated	(43,667)	264
Foreign currency transactions	4	—
Futures contracts	—	430,545
In-kind redemptions — unaffiliated(a)	(6,107,441)	(394,158)

	(63,954,174)	(613,104)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,049,692,658	3,959,447
Investments — affiliated	471,461	2,531
Foreign currency translations	419	—
Futures contracts	—	(960,127)

	1,050,164,538	3,001,851

Net realized and unrealized gain	986,210,364	2,388,747

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,313,800,189	$3,776,301

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	179

Statements of Changes in Net Assets

	iShares Core Total USD Bond Market ETF		iShares U.S. Fixed Income Balanced Risk Factor ETF
	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$327,589,825	$386,126,219	$1,387,554	$2,564,058
Net realized loss	(63,954,174)	(298,216,068)	(613,104)	(12,902,334)
Net change in unrealized appreciation (depreciation)	1,050,164,538	(3,082,933,503)	3,001,851	(6,204,791)

Net increase (decrease) in net assets resulting from operations	1,313,800,189	(2,995,023,352)	3,776,301	(16,543,067)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(307,906,503)	(360,863,234)	(1,405,699)	(2,327,209)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,368,039,312	5,565,597,002	(8,203,186)	(26,528,687)

NET ASSETS
Total increase (decrease) in net assets	4,373,932,998	2,209,710,416	(5,832,584)	(45,398,963)
Beginning of period	18,170,216,413	15,960,505,997	69,599,604	114,998,567

End of period	$22,544,149,411	$18,170,216,413	$63,767,020	$69,599,604

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

180	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Total USD Bond Market ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$43.84		$53.11		$54.01	$52.36	$48.54	$50.94

Net investment income(a)	0.74		1.08		0.95	1.38	1.60	1.44
Net realized and unrealized gain (loss)(b)	2.33		(9.34)		(0.74)	1.71	3.79	(2.48)

Net increase (decrease) from investment operations	3.07		(8.26)		0.21	3.09	5.39	(1.04)

Distributions(c)
From net investment income		(0.70)	(1.01)		(0.98)	(1.44)	(1.57)	(1.36)
From net realized gain	—		—		(0.13)	—	—	—

Total distributions		(0.70)	(1.01)		(1.11)	(1.44)	(1.57)	(1.36)

Net asset value, end of period	$46.21		$43.84		$53.11	$54.01	$52.36	$48.54

Total Return(d)
Based on net asset value	7.02	%(e)	(15.73	)%(f)	0.39%	5.98%	11.28%	(2.07)%

Ratios to Average Net Assets(g)
Total expenses	0.06	%(h)	0.06%		0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived	0.06	%(h)	0.05%		0.05%	0.05%	0.05%	0.05%

Net investment income	3.26	%(h)	2.23%		1.77%	2.59%	3.15%	2.91%

Supplemental Data
Net assets, end of period (000)	$22,544,149		$18,170,216		$15,960,506	$5,530,617	$4,115,831	$2,286,286

Portfolio turnover rate(i)(j)		57%	141%		223%	180%	172%	253%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	181

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Fixed Income Balanced Risk Factor ETF
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$81.88		$100.00	$101.38	$101.55	$95.83	$100.57

Net investment income(a)	1.76		2.44	1.81	2.67	3.51	3.15
Net realized and unrealized gain (loss)(b)	3.14		(18.32)	(1.22)	0.11	5.73	(4.88)

Net increase (decrease) from investment operations	4.90		(15.88)	0.59	2.78	9.24	(1.73)

Distributions(c)
From net investment income		(1.76)	(2.24)	(1.97)	(2.87)	(3.52)	(3.01)
Return of capital	—		—	—	(0.08)	—	—

Total distributions		(1.76)	(2.24)	(1.97)	(2.95)	(3.52)	(3.01)

Net asset value, end of period	$85.02		$81.88	$100.00	$101.38	$101.55	$95.83

Total Return(d)
Based on net asset value	6.00	%(e)	(16.04)%	0.57%	2.79%	9.82%	(1.73)%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.25	%(g)	0.24%	0.25%	0.24%	0.25%	0.24%

Net investment income	4.22	%(g)	2.67%	1.79%	2.65%	3.55%	3.22%

Supplemental Data
Net assets, end of period (000)	$63,767		$69,600	$114,999	$131,792	$142,173	$110,203

Portfolio turnover rate(h)(i)		224%	550%	546%	703%	504%	633%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

182	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core Total USD Bond Market	Diversified
U.S. Fixed Income Balanced Risk Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	183

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

184	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	185

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core Total USD Bond Market
Barclays Bank PLC	$13,927,366	$(13,927,366)	$—	$—
Barclays Capital, Inc.	8,394,598	(8,394,598)	—	—
BMO Capital Markets Corp.	2,056,361	(2,056,361)	—	—
BNP Paribas SA	4,204,016	(4,204,016)	—	—
BofA Securities, Inc.	40,732,562	(40,732,562)	—	—
Citadel Clearing LLC	893,048	(893,048)	—	—
Citigroup Global Markets, Inc.	10,375,732	(10,375,732)	—	—
Credit Suisse Securities (USA) LLC	2,371,245	(2,371,245)	—	—
Deutsche Bank Securities, Inc.	3,986,084	(3,986,084)	—	—
Goldman Sachs & Co. LLC	17,453,657	(17,453,657)	—	—
HSBC Securities (USA), Inc.	473,848	(473,848)	—	—
J.P. Morgan Securities LLC	36,478,134	(36,478,134)	—	—
Jefferies LLC	6,581,338	(6,581,338)	—	—
Nomura Securities International, Inc.	1,654,651	(1,654,651)	—	—
Pershing LLC	7,277,748	(7,277,748)	—	—
Scotia Capital (USA), Inc.	2,502,839	(2,502,839)	—	—
State Street Bank & Trust Co.	1,723	(1,723)	—	—
TD Securities (USA) LLC	286,365	(286,365)	—	—
Toronto-Dominion Bank	570,220	(570,220)	—	—
UBS AG	1,031,418	(1,031,418)	—	—
UBS Securities LLC	511,830	(511,830)	—	—
Wells Fargo Bank NA	359,171	(359,171)	—	—
Wells Fargo Securities LLC	13,312,851	(13,312,851)	—	—

	$175,436,805	$(175,436,805)	$—	$—

U.S. Fixed Income Balanced Risk Factor
Barclays Bank PLC	$117,739	$(117,739)	$—	$—
Barclays Capital, Inc.	345,137	(345,137)	—	—
BMO Capital Markets Corp.	224,414	(224,414)	—	—
BNP Paribas SA	1,035,798	(1,035,798)	—	—
BofA Securities, Inc.	256,524	(256,524)	—	—
Citadel Clearing LLC	62,100	(62,100)	—	—
Citigroup Global Markets, Inc.	147,561	(147,561)	—	—
Deutsche Bank Securities, Inc.	118,175	(118,175)	—	—
GOLDMAN SACHS & CO.	558,877	(558,877)	—	—
HSBC Securities (USA), Inc.	189,745	(189,745)	—	—
J.P. Morgan Securities LLC	705,045	(705,045)	—	—
Jefferies LLC	110,506	(110,506)	—	—
Nomura Securities International, Inc.	84,064	(84,064)	—	—
Pershing LLC	168,751	(168,751)	—	—
Wells Fargo Securities LLC	23,978	(23,978)	—	—

	$4,148,414	$(4,148,414)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the

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Notes to Financial Statements  (unaudited) (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core Total USD Bond Market	0.06%
U.S. Fixed Income Balanced Risk Factor	0.25

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Core Total USD Bond Market ETF and the iShares U.S. Fixed Income Balanced Risk Factor ETF through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

Core Total USD Bond Market	$464,677
U.S. Fixed Income Balanced Risk Factor	319

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	187

Notes to Financial Statements  (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core Total USD Bond Market	$308,275
U.S. Fixed Income Balanced Risk Factor	2,832

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7. PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core Total USD Bond Market	$11,646,521,973	$10,893,617,804	$473,077,011	$525,256,942
U.S. Fixed Income Balanced Risk Factor	165,349,574	168,294,539	17,834,251	17,252,673

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Total USD Bond Market	$2,879,438,306	$349,257,612
U.S. Fixed Income Balanced Risk Factor	—	7,116,516

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements  (unaudited) (continued)

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Core Total USD Bond Market	$248,294,824
U.S. Fixed Income Balanced Risk Factor	13,690,143

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Total USD Bond Market	$25,536,433,911	$63,988,056	$(2,009,194,764)	$(1,945,206,708)
U.S. Fixed Income Balanced Risk Factor	85,765,584	514,878	(2,447,532)	(1,932,654)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

N O T E S T O F I N A N C I A L S T A T E M E N T S	189

Notes to Financial Statements  (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22
iShares ETF	Shares	Amount	Shares	Amount
Core Total USD Bond Market
Shares sold	83,500,000	$3,831,629,047	134,000,000	$6,520,212,406
Shares redeemed	(10,100,000)	(463,589,735)	(20,000,000)	(954,615,404)

	73,400,000	$3,368,039,312	114,000,000	$5,565,597,002

U.S. Fixed Income Balanced Risk Factor
Shares sold	—	$—	50,000	$4,968,327
Shares redeemed	(100,000)	(8,203,186)	(350,000)	(31,497,014)

	(100,000)	$(8,203,186)	(300,000)	$(26,528,687)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	191

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core Total USD Bond Market ETF and iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Total USD Bond Market	$0.700564	$—	$—	$0.700564	100%	—%	—%	100%
U.S. Fixed Income Balanced Risk Factor	1.759238	—	—	1.759238	100	—	—	100

S U P P L E M E N T A L I N F O R M A T I O N	193

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

OJSC	Open Joint Stock Company

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	195

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iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1013-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | TLTW | Cboe BZX

• iShares High Yield Corporate Bond BuyWrite Strategy ETF | HYGW | Cboe BZX

• iShares Investment Grade Corporate Bond BuyWrite Strategy ETF | LQDW | Cboe BZX

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Investment Objective

The iShares 20+YearTreasury Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares 20+ Year Treasury Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe TLT 2% OTM BuyWrite Index (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.

Performance

		Cumulative Total Returns

	6-Month Total Returns	Since Inception

Fund NAV	11.34%	(3.45)%
Fund Market	11.75	(3.45)
Index	11.88	(2.90)

The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,113.40	$ 1.05		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	101.4%
Short-term Investments	0.4
Options Written	(1.8)
Other assets less liabilities	(—	)(a)

(a)	Rounds to less than 0.01%.

MATURITY ALLOCATION (of the UNDERLYING FUND)

Maturity	Percent of Total Investments	(a)

20-25 Years	33.8%
25-30 Years	66.2

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Investment Objective

The iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares iBoxx $ High Yield Corporate Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe HYG BuyWrite Index (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.

Performance

		Cumulative Total Returns

	6-Month Total Returns	Since Inception

Fund NAV	6.33%	3.12%
Fund Market	6.34	3.13
Index	6.76	3.60

The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,063.30	$ 1.02		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	100.6%
Short-term Investments	0.3
Options Written	(0.9)

MATURITY ALLOCATION (of the UNDERLYING FUND)

Maturity	Percent of Total Investments	(a)

0-1 Year	0.4%
1-5 Years	50.1
5-10 Years	47.5
10-15 Years	0.8
More than 20 Years	1.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Investment Objective

The iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares iBoxx $ Investment Grade Corporate Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe LQD BuyWrite Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.

Performance

		Cumulative Total Returns

	6-Month Total Returns	Since Inception

Fund NAV	6.28%	(2.38)%
Fund Market	6.44	(2.33)
Index	6.58	(1.99)

The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,062.80	$ 1.02		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	101.2%
Short-term Investments	0.2
Options Written	(1.4)
Other assets less liabilities	(—	)(a)

(a)	Rounds to less than 0.01%.

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment	(b)

Aaa	2.9%
Aa	4.5
A	50.4
Baa	39.8
Ba	1.9
Not Rated	0.5

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2023	iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 101.4%
iShares 20+ Year Treasury Bond ETF(a)(b)	1,337,612	$142,402,173

Total Investment Companies (Cost: $141,003,713)		142,402,173

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(c)	590,000	590,000

Total Short-Term Securities — 0.4% (Cost: $590,000)		590,000

Total Investments Before Options Written — 101.8% (Cost: $ 141,593,713)		142,992,173

Options Written — (1.8)%
(Premiums Received: $ (1,902,051))		(2,542,669)

Total Investments, Net of Options Written — 100.0% (Cost: $139,691,662)		140,449,504

Liabilities in Excess of Other Assets — 0.0%		(745)

Net Assets — 100.0%		$140,448,759

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$310,000	$280,000	(a)	$—	$—	$—	$590,000	590,000	$5,953	$—
iShares 20+ Year Treasury Bond ETF	21,732,970	130,834,264		(13,607,646)	(285,092)	3,727,677	142,402,173	1,337,612	729,968	—

					$(285,092)	$3,727,677	$142,992,173		$735,921	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
iShares 20+ Year Treasury Bond ETF	13,376	05/19/23	USD	106.00	USD	142,401	$(2,542,669)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$—	$(640,618)	$(2,542,669)

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$2,542,669	$—	$—	$—	$2,542,669

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Options written	$—	$—	$1,573,256	$—	$—	$—	$1,573,256

Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$(699,125)	$—	$—	$—	$(699,125)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options
Average value of option contracts written	$1,380,855

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$142,402,173	$—	$—	$142,402,173
Short-Term Securities
Money Market Funds	590,000	—	—	590,000

	$142,992,173	$—	$—	$142,992,173

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,542,669)	$—	$(2,542,669)

(a)	Derivative financial instruments are options written. Options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) April 30, 2023	iShares® High Yield Corporate Bond BuyWrite Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	325,555	$24,533,825

Total Investment Companies (Cost: $24,306,434)		24,533,825

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(c)	80,000	80,000

Total Short-Term Securities — 0.3% (Cost: $80,000)		80,000

Total Investments Before Options Written — 100.9% (Cost: $ 24,386,434)		24,613,825

Options Written — (0.9)%
(Premiums Received: $ (169,602))		(222,187)

Total Investments, Net of Options Written — 100.0% (Cost: $24,216,832)		24,391,638

Other Assets Less Liabilities — 0.0%		5,150

Net Assets — 100.0%		$24,396,788

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$—	$(20,000	)(a)	$—	$—	$80,000	80,000	$914	$—
iShares iBoxx $ High Yield Corporate Bond ETF	9,440,381	18,701,361	(3,991,081)		(4,095)	387,259	24,533,825	325,555	471,437	—

					$(4,095)	$387,259	$24,613,825		$472,351	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares iBoxx $ High Yield Corporate Bond ETF	3,255	05/19/23	USD 75.00	USD 24,530	$(222,187)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$—	$(52,585)	$(222,187)

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$222,187	$—	$—	$—	$222,187

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Options written	$—	$—	$125,085	$—	$—	$—	$125,085

Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$29,365	$—	$—	$—	$29,365

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options
Average value of option contracts written	$382,603

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$24,533,825	$—	$—	$24,533,825
Short-Term Securities
Money Market Funds	80,000	—	—	80,000

	$24,613,825	$—	$—	$24,613,825

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(222,187)	$—	$(222,187)

(a)	Derivative financial instruments are options written. Options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) April 30, 2023	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 101.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	727,724	$79,998,699

Total Investment Companies (Cost: $78,590,523)		79,998,699

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(c)	140,000	140,000

Total Short-Term Securities — 0.2% (Cost: $140,000)		140,000

Total Investments Before Options Written — 101.4% (Cost: $ 78,730,523)		80,138,699

Options Written — (1.4)%
(Premiums Received: $ (761,784))		(1,080,156)

Total Investments, Net of Options Written — 100.0% (Cost: $77,968,739)		79,058,543

Liabilities in Excess of Other Assets — 0.0%		(8,215)

Net Assets — 100.0%		$79,050,328

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$300,000	$—	$(160,000	)(a)	$—	$—	$140,000	140,000	$5,586	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,597,197	74,492,063	(9,352,064)		159,431	2,102,072	79,998,699	727,724	635,021	—

					$159,431	$2,102,072	$80,138,699		$640,607	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,277	05/19/23	USD 109.00	USD 79,996	$(1,080,156)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$—	$(318,372)	$(1,080,156)

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$1,080,156	$—	$—	$—	$1,080,156

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Options written	$—	$—	$(196,601)	$—	$—	$—	$(196,601)

Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$(265,427)	$—	$—	$—	$(265,427)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options
Average value of option contracts written	$1,241,090

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$79,998,699	$—	$—	$79,998,699
Money Market Funds	140,000	—	—	140,000

	$80,138,699	$—	$—	$80,138,699

Derivative financial instruments(a)
Liabilities
Options Written	—	(1,080,156)	—	(1,080,156)

(a)	Derivative financial instruments are options written. Options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

ASSETS
Investments, at value — affiliated(a)	$142,992,173	$24,613,825	$80,138,699
Cash	8,274	8,297	2,390
Receivables:
Options written	30,606	—	—
Dividends — affiliated	2,662	571	1,511

Total assets	143,033,715	24,622,693	80,142,600

LIABILITIES
Options written, at value(b)	2,542,669	222,187	1,080,156
Payables:
Capital shares redeemed	23,434	—	—
Investment advisory fees	18,853	3,718	12,116

Total liabilities	2,584,956	225,905	1,092,272

NET ASSETS	$140,448,759	$24,396,788	$79,050,328

NET ASSETS CONSIST OF
Paid-in capital	$142,055,782	$25,240,924	$80,505,116
Accumulated loss	(1,607,023)	(844,136)	(1,454,788)

NET ASSETS	$140,448,759	$24,396,788	$79,050,328

NET ASSET VALUE
Shares outstanding	4,100,000	675,000	2,300,000

Net asset value	$34.26	$36.14	$34.37

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — affiliated	$141,593,713	$24,386,434	$78,730,523
(b) Premiums received	1,902,051	169,602	761,784

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

INVESTMENT INCOME
Dividends — affiliated	$735,921	$472,351	$640,607

Total investment income	735,921	472,351	640,607

EXPENSES
Investment advisory	96,679	58,919	65,178

Total expenses	96,679	58,919	65,178

Less:
Investment advisory fees waived	(41,434)	(42,085)	(27,933)

Total expenses after fees waived	55,245	16,834	37,245

Net investment income	680,676	455,517	603,362

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(2,791)	2,793	2,460
In-kind redemptions — affiliated(a)	(282,301)	(6,888)	156,971
Options written	1,573,256	125,085	(196,601)

	1,288,164	120,990	(37,170)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	3,727,677	387,259	2,102,072
Options written	(699,125)	29,365	(265,427)

	3,028,552	416,624	1,836,645

Net realized and unrealized gain	4,316,716	537,614	1,799,475

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,997,392	$993,131	$2,402,837

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF			iShares High Yield Corporate Bond BuyWrite Strategy ETF

	Six Months Ended		Period From	Six Months Ended		Period From
	04/30/23		08/18/22 (a)	04/30/23		08/18/22 (a)
	(unaudited)		to 10/31/22	(unaudited)		to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$680,676		$50,157	$455,517		$52,843
Net realized gain	1,288,164		330,681	120,990		84,435
Net change in unrealized appreciation (depreciation)	3,028,552		(2,270,710)	416,624		(241,818)

Net increase (decrease) in net assets resulting from operations	4,997,392		(1,889,872)	993,131		(104,540)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(4,333,289	)(c)	(381,254)	(1,595,449	)(c)	(205,232)
Return of capital	—		(28,722)	—		(10,822)

Decrease in net assets resulting from distributions to shareholders	(4,333,289)		(409,976)		(1,595,449)	(216,054)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	117,918,821		24,165,683	15,629,437		9,690,263

NET ASSETS
Total increase in net assets	118,582,924		21,865,835	15,027,119		9,369,669
Beginning of period	21,865,835		—	9,369,669		—

End of period	$140,448,759		$21,865,835	$24,396,788		$9,369,669

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

	Six Months Ended 04/30/23 (unaudited)		Period From 08/18/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$603,362		$51,955
Net realized loss	(37,170)		(197,148)
Net change in unrealized appreciation (depreciation)	1,836,645		(746,841)

Net increase (decrease) in net assets resulting from operations	2,402,837		(892,034)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(3,094,504	)(c)	(218,030)
Return of capital	—		(33,141)

Decrease in net assets resulting from distributions to shareholders	(3,094,504)		(251,171)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	67,183,404		13,701,796

NET ASSETS
Total increase in net assets	66,491,737		12,558,591
Beginning of period	12,558,591		—

End of period	$79,050,328		$12,558,591

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

	Six Months Ended		Period From
	04/30/23		08/18/22	(a)
	(unaudited)		to 10/31/22

Net asset value, beginning of period	$33.64		$40.06

Net investment income(b)	0.42		0.13
Net realized and unrealized gain(c)	3.25			(5.35)

Net increase from investment operations	3.67			(5.22)

Distributions(d)
From net investment income	(3.05	)(e)		(1.12)
Return of capital	—			(0.08)

Total distributions		(3.05)		(1.20)

Net asset value, end of period	$34.26		$33.64

Total Return(f)
Based on net asset value	11.34	%(g)	(13.29	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.35	%(i)	0.35	%(i)

Total expenses after fees waived	0.20	%(i)	0.20	%(i)

Net investment income	2.46	%(i)	1.81	%(i)

Supplemental Data
Net assets, end of period (000)	$140,449		$21,866

Portfolio turnover rate(j)		2%		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares High Yield Corporate Bond BuyWrite Strategy ETF

	Six Months Ended		Period From
	04/30/23		08/18/22	(a)
	(unaudited)		to 10/31/22

Net asset value, beginning of period	$37.48		$40.06

Net investment income(b)	0.98		0.33
Net realized and unrealized gain (loss)(c)	1.28			(1.54)

Net increase (decrease) from investment operations	2.26			(1.21)

Distributions(d)
From net investment income	(3.60	)(e)		(1.30)
Return of capital	—			(0.07)

Total distributions		(3.60)		(1.37)

Net asset value, end of period	$36.14		$37.48

Total Return(f)
Based on net asset value	6.33	%(g)	(3.02	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.70	%(i)	0.70	%(i)

Total expenses after fees waived	0.20	%(i)	0.20	%(i)

Net investment income	5.41	%(i)	4.25	%(i)

Supplemental Data
Net assets, end of period (000)	$24,397		$9,370

Portfolio turnover rate(j)		1%		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

	Six Months Ended		Period From
	04/30/23		08/18/22	(a)
	(unaudited)		to 10/31/22

Net asset value, beginning of period	$35.88		$40.10

Net investment income(b)	0.55		0.17
Net realized and unrealized gain (loss)(c)	1.58			(3.40)

Net increase (decrease) from investment operations	2.13			(3.23)

Distributions(d)
From net investment income	(3.64	)(e)		(0.86)
Return of capital	—			(0.13)

Total distributions		(3.64)		(0.99)

Net asset value, end of period	$34.37		$35.88

Total Return(f)
Based on net asset value	6.28	%(g)	(8.14	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.35	%(i)	0.35	%(i)

Total expenses after fees waived	0.20	%(i)	0.20	%(i)

Net investment income	3.24	%(i)	2.32	%(i)

Supplemental Data
Net assets, end of period (000)	$79,050		$12,559

Portfolio turnover rate(j)	0	%(k)	0	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Rounds to less than 1%.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

20+ Year Treasury Bond BuyWrite Strategy	Diversified
High Yield Corporate Bond BuyWrite Strategy	Diversified
Investment Grade Corporate Bond BuyWrite Strategy	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Exchange-traded equity options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Options: The Funds will write European-style call options on its respective underlying fund to generate gains from options premiums.

A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. Funds do do not expect to physically settle outstanding option positions as they will generate purchase offsetting call options as necessary to close out the open call positions.

Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When a written option expires without being exercised, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received. Written call options will typically be “covered,” meaning that they hold the underlying instrument subject to be called by the option counterparty. The Funds will seek to write call options up to (but not exceeding) the full amounts of shares of the underlying funds held in the Funds (i.e., the short positions in the call options are offset or “covered,” by the long positions the Funds hold in shares of the underlying funds).

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

20+ Year Treasury Bond BuyWrite Strategy	0.35%
High Yield Corporate Bond BuyWrite Strategy	0.70
Investment Grade Corporate Bond BuyWrite Strategy	0.35

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares 20+ Year Treasury Bond BuyWrite Strategy ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 20+ Year Treasury Bond ETF (“TLT”), after taking into account any fee waivers by TLT, plus 0.20%.

For the iShares High Yield Corporate Bond BuyWrite Strategy ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.20%.

For the iShares Investment Grade Corporate Bond BuyWrite Strategy ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.20%.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

20+ Year Treasury Bond BuyWrite Strategy	$41,434
High Yield Corporate Bond BuyWrite Strategy	42,085
Investment Grade Corporate Bond BuyWrite Strategy	27,933

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

20+ Year Treasury Bond BuyWrite Strategy	$1,469,958	$2,716,726
High Yield Corporate Bond BuyWrite Strategy	184,543	1,233,233
Investment Grade Corporate Bond BuyWrite Strategy	98,043	2,087,523

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

20+ Year Treasury Bond BuyWrite Strategy	$129,364,306	$10,890,919
High Yield Corporate Bond BuyWrite Strategy	18,516,818	2,757,848
Investment Grade Corporate Bond BuyWrite Strategy	74,394,020	7,264,541

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

20+ Year Treasury Bond BuyWrite Strategy	$141,593,713	$1,398,460	$(640,618)	$757,842
High Yield Corporate Bond BuyWrite Strategy	24,386,434	227,391	(52,585)	174,806
Investment Grade Corporate Bond BuyWrite Strategy	78,730,523	1,408,176	(318,372)	1,089,804

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the underlying funds above the exercise prices of the written options but will continue to bear the risk of declines in the value of the underlying funds. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying funds. In addition, the Funds’ ability to sell shares of the underlying funds will be limited while the options are in effect unless the Funds extinguish the option positions through the purchase of offsetting identical options prior to the expiration of the written options.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the underlying funds, which could reduce the Funds’ returns. Exchanges may suspend the trading of options. As a result, the Funds may be unable to write or purchase options at times that may be advantageous to the Funds. If the Funds are unable to extinguish the option positions before exercise, the Funds may be required to deliver the corresponding shares of the underlying funds, resulting

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, the Funds use options which are struck once per month, and the timing of changes in the price of the underlying funds may affect the Funds’ performance.

The Funds will be affected by movements in interest rates and the resulting share price of the underlying funds. In a falling interest rate environment, the underlying funds are generally expected to appreciate in price and the Funds may underperform the underlying funds as price appreciation for the Funds is limited to the exercise prices of the options written by the Funds.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Period Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

20+ Year Treasury Bond BuyWrite Strategy
Shares sold	3,775,000	$128,774,377	650,000	$24,165,683
Shares redeemed	(325,000)	(10,855,556)	—	—

	3,450,000	$117,918,821	650,000	$24,165,683

High Yield Corporate Bond BuyWrite Strategy
Shares sold	500,000	$18,368,795	275,000	$10,621,163
Shares redeemed	(75,000)	(2,739,358)	(25,000)	(930,900)

	425,000	$15,629,437	250,000	$9,690,263

Investment Grade Corporate Bond BuyWrite Strategy
Shares sold	2,150,000	$74,232,725	525,000	$19,983,269
Shares redeemed	(200,000)	(7,049,321)	(175,000)	(6,281,473)

	1,950,000	$67,183,404	350,000	$13,701,796

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 20+ Year Treasury Bond BuyWrite Strategy ETF, iShares High Yield Corporate Bond BuyWrite Strategy ETF and iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	27

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

20+ Year Treasury Bond BuyWrite Strategy(a)	$1.710563	$—	$1.334804	$3.045367	56%	—%	44%	100%
High Yield Corporate Bond BuyWrite Strategy(a)	1.706386	—	1.893941	3.600327	47	—	53	100
Investment Grade Corporate Bond BuyWrite Strategy(a)	2.460497	—	1.181208	3.641705	68	—	32	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	29

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Currency Abbreviations

USD	United States Dollar

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Additional Financial Information

Schedules of Investments (Unaudited)

April 30, 2023

Statements of Assets and Liabilities (Unaudited)

April 30, 2023

iShares Trust

iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited) April 30, 2023	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.0%
U.S. Treasury Note/Bond
1.25%, 05/15/50	$480,317	$279,991,040
1.38%, 08/15/50	1,135,776	683,284,613
1.63%, 11/15/50	3,839,325	2,467,515,914
1.88%, 02/15/51	5,740,507	3,928,435,254
1.88%, 11/15/51	2,958,433	2,015,663,867
2.00%, 02/15/50	2,312,955	1,641,294,280
2.00%, 08/15/51	3,931,875	2,767,517,948
2.25%, 08/15/49	1,611,792	1,213,565,825
2.25%, 02/15/52	535,719	399,759,379
2.38%, 11/15/49	428	331,048
2.50%, 02/15/45	120,075	96,252,307
2.50%, 02/15/46	1,903,991	1,517,168,857
2.50%, 05/15/46	1,836,855	1,462,523,728
2.75%, 11/15/42	19,170	16,344,757
2.75%, 08/15/47	1,956	1,628,689
2.75%, 11/15/47	740,741	617,101,079
2.88%, 05/15/43	1,795,646	1,558,354,616
2.88%, 08/15/45	913,637	781,016,708
2.88%, 11/15/46	681,806	582,385,179
2.88%, 05/15/49	123	105,048
2.88%, 05/15/52	242,921	207,868,258
3.00%, 11/15/44	124,076	108,799,581
3.00%, 02/15/47	613,545	535,126,367
3.00%, 02/15/48	1,974,023	1,723,105,898
3.00%, 08/15/48	2,388,283	2,087,975,065
3.00%, 02/15/49	2,694,731	2,361,784,434
3.00%, 08/15/52	414,335	363,967,402

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 02/15/43	$314,255	$283,983,587
3.13%, 08/15/44	1,812,495	1,624,590,146
3.13%, 05/15/48	1,206,135	1,077,606,150
3.63%, 08/15/43	784,441	765,074,723
3.63%, 02/15/53	750,855	744,519,661
3.75%, 11/15/43	262,451	260,533,480
4.00%, 11/15/42	52,037	53,598,110
4.00%, 11/15/52	1,185,652	1,258,828,959

		35,487,601,957

Total Long-Term Investments — 98.0% (Cost: $41,341,681,719)		35,487,601,957

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	310,890	310,890,000

Total Short-Term Securities — 0.9% (Cost: $310,890,000)		310,890,000

Total Investments — 98.9% (Cost: $41,652,571,719)		35,798,491,957

Other Assets Less Liabilities — 1.1%		405,338,839

Net Assets — 100.0%		$36,203,830,796

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 20+ Year Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$35,487,601,957	$—	$35,487,601,957
Short-Term Securities
Money Market Funds	310,890,000	—	—	310,890,000

	$310,890,000	$35,487,601,957	$—	$35,798,491,957

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$20,439	$18,446,410
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	17,175	12,709,500
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	15,975	12,084,608
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	9,023	7,754,321
3.75%, 02/15/28 (Call 02/15/24)(b)	10,113	9,355,171
4.00%, 02/15/30 (Call 02/15/25)(b)	9,623	8,631,663
4.88%, 01/15/29 (Call 01/15/24)(b)	6,603	6,274,282
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	8,578	7,337,258
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	7,935	6,747,868
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	10,884	10,075,387
6.25%, 06/15/25 (Call 06/15/23)(a)(b)	6,297	6,315,576
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	18,455	15,946,043
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)(b)	17,353	13,453,781

		135,131,868

Aerospace & Defense — 2.7%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	12,398	11,745,832
7.13%, 06/15/26 (Call 06/15/23)(a)	19,693	19,597,400
7.50%, 03/15/25 (Call 05/29/23)(a)(b)	1,763	1,763,000
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	12,530	12,310,725
7.88%, 04/15/27 (Call 04/15/24)(a)(b)	31,666	31,593,168
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	11,385	10,243,768
5.13%, 10/01/24 (Call 07/01/24)	10,826	10,833,903
6.88%, 05/01/25 (Call 04/01/25)(b)	8,222	8,463,916
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	16,845	15,941,372
5.75%, 10/15/27 (Call 07/15/27)(a)(b)	16,896	16,778,362
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	11,419	9,648,104
7.50%, 04/15/25 (Call 04/15/24)(a)(b)	20,631	20,501,747
9.38%, 11/30/29 (Call 11/30/25)(a)	15,554	16,720,550
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	19,816	17,933,480
4.88%, 05/01/29 (Call 05/01/24)(b)	12,563	11,400,922
5.50%, 11/15/27 (Call 11/15/23)(b)	43,483	41,743,680
6.25%, 03/15/26 (Call 03/15/24)(a)	65,161	65,480,289
6.38%, 06/15/26 (Call 06/15/23)	15,946	15,916,021
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	34,495	35,012,425
7.50%, 03/15/27 (Call 03/15/24)(b)	9,007	9,052,035
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	8,741	8,798,909
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/23)(b)	8,427	7,830,091
9.00%, 03/15/28 (Call 03/15/25)(a)(b)	19,816	20,025,851

		419,335,550

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)	8,445	8,277,223
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	16,860	16,691,400

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	$14,269	$12,770,755
10.50%, 11/01/26 (Call 11/01/23)(a)(b)	9,401	9,464,249

		47,203,627

Airlines — 2.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	20,039	18,561,124
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	8,030	7,549,204
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	12,452	12,109,570
11.75%, 07/15/25(a)	41,784	45,949,865
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	57,298	56,294,955
5.75%, 04/20/29(a)	48,866	46,483,372
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	15,008	14,513,486
3.75%, 10/28/29 (Call 07/28/29)(b)	10,003	8,988,967
4.38%, 04/19/28 (Call 01/19/28)(b)	8,733	8,230,852
7.38%, 01/15/26 (Call 12/15/25)(b)	13,852	14,600,493
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	19,345	18,024,863
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	18,286	18,468,959
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	33,839	32,313,562
4.63%, 04/15/29 (Call 10/15/25)(a)	33,126	29,979,030

		332,068,302

Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	15,088	14,239,300
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	9,657	9,872,521

		24,111,821

Auto Manufacturers — 4.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	15,996	13,710,572
4.75%, 10/01/27 (Call 10/01/23)(a)(b)	7,256	6,942,636
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,162	8,002,229
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	19,854	19,506,555
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	34,966	27,142,357
4.35%, 12/08/26 (Call 09/08/26)(b)	19,283	18,626,776
6.10%, 08/19/32 (Call 05/19/32)(b)	25,349	24,209,965
9.63%, 04/22/30 (Call 01/22/30)(b)	6,213	7,209,915
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	15,803	14,738,668
2.70%, 08/10/26 (Call 07/10/26)	20,522	18,213,275
2.90%, 02/16/28 (Call 12/16/27)(b)	10,348	8,938,085
2.90%, 02/10/29 (Call 12/10/28)	10,716	8,877,242
3.38%, 11/13/25 (Call 10/13/25)	29,979	27,845,994
3.63%, 06/17/31 (Call 03/17/31)	14,592	12,025,425
3.66%, 09/08/24	8,200	7,912,720
3.81%, 01/09/24 (Call 11/09/23)(b)	635	624,531
3.82%, 11/02/27 (Call 08/02/27)	10,440	9,377,861
4.00%, 11/13/30 (Call 08/13/30)(b)	22,307	19,128,253
4.06%, 11/01/24 (Call 10/01/24)	18,253	17,758,161
4.13%, 08/04/25	20,370	19,348,190
4.13%, 08/17/27 (Call 06/17/27)	16,761	15,381,737
4.27%, 01/09/27 (Call 11/09/26)	12,880	11,943,874

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.39%, 01/08/26	$16,435	$15,574,217
4.54%, 08/01/26 (Call 06/01/26)	9,211	8,686,081
4.69%, 06/09/25 (Call 04/09/25)	7,040	6,804,394
4.95%, 05/28/27 (Call 04/28/27)(b)	19,482	18,484,490
5.11%, 05/03/29 (Call 02/03/29)(b)	20,618	19,338,653
5.13%, 06/16/25 (Call 05/16/25)	23,542	22,941,022
5.58%, 03/18/24 (Call 02/18/24)	8,445	8,389,731
6.80%, 05/12/28 (Call 04/12/28)	21,338	21,350,803
6.95%, 03/06/26 (Call 02/06/26)(b)	18,441	18,608,632
7.35%, 11/04/27 (Call 10/04/27)(b)	20,884	21,534,075
7.35%, 03/06/30 (Call 01/06/30)	16,677	17,094,592
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,878	6,620,150
5.50%, 07/15/29 (Call 07/15/24)(a)	8,901	7,365,578
5.88%, 01/15/28 (Call 01/15/24)(a)	10,655	9,175,553
7.75%, 10/15/25 (Call 10/15/23)(a)	12,763	12,699,345
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26 (Call 08/16/26)(a)	15,850	13,526,661
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	12,619	11,113,444
2.75%, 03/09/28 (Call 01/09/28)(a)	9,823	8,179,722
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(a)	18,566	17,370,719
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	40,769	37,346,500
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	40,909	35,965,286

		655,634,669

Auto Parts & Equipment — 1.6%
Adient Global Holdings, 8.25%, 04/15/31 (Call 04/15/26)(b)	7,978	8,196,149
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(a)(b)	12,919	12,418,389
7.00%, 04/15/28 (Call 04/15/25)(b)	8,537	8,760,266
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	10,106	8,388,991
6.50%, 04/01/27 (Call 04/01/24)(b)	7,810	7,237,527
6.88%, 07/01/28 (Call 07/01/23)(b)	6,946	6,259,388
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)(b)	5,828	5,841,492
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)(b)	14,616	14,532,744
6.75%, 05/15/28 (Call 05/15/25)	2,000	2,004,375
8.50%, 05/15/27 (Call 05/15/23)(a)(b)	32,599	32,797,528
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(a)	6,080	6,020,530
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	6,693	5,445,231
5.38%, 11/15/27 (Call 11/15/23)(b)	7,805	7,338,690
5.63%, 06/15/28 (Call 06/15/23)(b)	6,390	5,913,926
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	12,806	12,124,080
5.00%, 05/31/26 (Call 05/31/23)(b)	14,506	14,099,687
5.00%, 07/15/29 (Call 04/15/29)(b)	13,696	12,166,499
5.25%, 04/30/31 (Call 01/30/31)(b)	9,095	7,917,044
5.25%, 07/15/31 (Call 04/15/31)(b)	9,921	8,556,863
5.63%, 04/30/33 (Call 01/30/33)(b)	7,547	6,522,281
9.50%, 05/31/25 (Call 05/31/23)	13,522	13,889,368
ZF North America Capital Inc.
4.75%, 04/29/25(a)	18,499	18,105,704
6.88%, 04/14/28 (Call 03/14/28)(a)	6,366	6,545,521

Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	$10,720	$11,068,400

		242,150,673

Banks — 0.9%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	10,755	8,711,550
7.63%, 05/01/26 (Call 05/01/23)(a)	10,808	9,240,840
8.13%, 11/15/24 (Call 05/30/23)(a)	7,251	7,005,581
8.25%, 04/15/25 (Call 05/30/23)(a)(b)	9,140	8,500,200
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(c)	12,408	9,424,463
5.02%, 06/26/24(a)	26,708	26,051,125
5.71%, 01/15/26(a)(b)	24,845	23,933,251
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)(c)	21,456	18,274,605
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)(c)	16,005	14,734,344
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)(c)	19,359	18,489,322

		144,365,281

Building Materials — 1.1%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	21,387	18,707,209
5.00%, 03/01/30 (Call 03/01/25)(a)	8,992	8,415,089
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	11,157	11,114,046
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)(b)	11,403	10,804,343
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(b)	512	389,120
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)(b)	16,578	15,219,885
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/30/23)(a)	6,244	6,028,868
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	6,314	5,519,423
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	17,795	16,641,662
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	17,693	14,019,031
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	26,553	22,901,962
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	16,390	15,298,601
5.00%, 02/15/27 (Call 02/15/24)(a)	13,659	13,078,492
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(a)(b)	11,587	11,009,967

		169,147,698

Chemicals — 1.8%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	12,777	10,477,140
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	6,983	5,146,471
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)(b)	10,645	10,639,677
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	12,039	12,327,686
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	10,719	9,302,350
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	8,306	8,016,038
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,389	8,537,265
5.38%, 05/15/27 (Call 02/15/27)(b)	8,484	7,891,048

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	$12,934	$11,430,422
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	11,776	11,246,080
5.25%, 12/15/29 (Call 09/15/29)	12,161	11,416,139
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	9,452	7,675,792
4.88%, 06/01/24 (Call 03/03/24)(a)	17,243	17,005,995
5.00%, 05/01/25 (Call 01/31/25)(a)	7,570	7,320,871
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	17,313	15,704,333
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	8,614	8,032,555
5.13%, 09/15/27 (Call 03/15/24)	8,471	8,190,974
5.63%, 08/01/29 (Call 08/01/24)(b)	10,602	10,336,950
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	13,387	11,395,684
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	6,435	5,131,913
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	18,070	16,262,218
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	11,429	9,486,070
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	16,789	13,934,870
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	9,198	7,645,883
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	5,137	5,038,220
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	12,195	11,580,524
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	18,598	16,005,625

		277,178,793

Commercial Services — 4.4%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	16,611	14,566,186
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/23)(a)	9,019	8,214,325
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	7,118	6,145,800
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	15,879	12,392,969
6.63%, 07/15/26 (Call 07/15/23)(a)	32,564	31,342,850
9.75%, 07/15/27 (Call 07/15/23)(a)(b)	17,344	16,129,920
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	20,076	17,441,025
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	12,688	11,022,700
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	12,574	11,222,295
6.75%, 02/15/27 (Call 02/15/24)(a)(b)	9,779	9,789,736
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	8,420	7,556,950
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	9,757	8,859,193
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	6,691	6,375,570
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	15,991	14,425,109
3.50%, 06/01/31 (Call 03/01/31)(b)	16,047	13,078,305
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)(b)	9,597	9,087,159
5.50%, 07/15/25 (Call 06/18/23)(a)(b)	7,212	7,161,742
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(b)	9,380	8,605,751
6.00%, 06/01/29 (Call 06/01/24)(a)	7,902	6,499,395
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	6,532	6,564,660

Security	Par (000)	Value

Commercial Services (continued)
9.50%, 11/01/27 (Call 11/01/23)(a)(b)	$9,974	$9,564,846
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	9,744	8,644,877
3.75%, 10/01/30 (Call 10/01/25)(a)	12,979	11,307,954
4.50%, 07/01/28 (Call 07/01/23)(a)	14,289	13,475,956
Grand Canyon University
4.13%, 10/01/24	8,324	7,929,066
5.13%, 10/01/28 (Call 08/01/28)(b)	6,512	5,907,361
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)(b)	20,270	19,321,388
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	8,500	7,672,100
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	16,414	13,448,606
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	17,758	13,584,870
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	21,490	13,538,700
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	42,731	40,220,554
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)(b)	8,679	8,665,077
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	17,104	15,305,742
5.25%, 04/15/24(a)(b)	8,537	8,489,200
5.75%, 04/15/26(a)(b)	21,681	21,502,132
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	21,804	20,383,334
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 05/30/23)(a)(b)	14,291	12,701,126
9.25%, 04/15/25 (Call 03/16/25)(a)	13,147	12,128,108
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	9,258	8,112,323
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	14,138	12,040,055
4.00%, 05/15/31 (Call 05/15/26)(b)	12,866	11,354,502
4.63%, 12/15/27 (Call 12/15/23)(b)	9,180	8,880,824
5.13%, 06/01/29 (Call 06/01/24)(b)	12,265	11,838,353
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	12,765	11,959,209
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	12,225	10,489,295
3.88%, 11/15/27 (Call 05/09/23)(b)	12,176	11,430,220
3.88%, 02/15/31 (Call 08/15/25)(b)	17,885	15,714,655
4.00%, 07/15/30 (Call 07/15/25)(b)	12,383	11,059,567
4.88%, 01/15/28 (Call 01/15/24)	27,378	26,365,408
5.25%, 01/15/30 (Call 01/15/25)(b)	12,723	12,306,958
5.50%, 05/15/27 (Call 05/15/23)(b)	7,422	7,368,356
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)(b)	17,255	17,370,241
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	7,795	7,227,134

		673,789,737

Computers — 1.4%
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	33,006	27,436,237
Diebold Nixdorf Inc.
8.50%, 10/15/26 (Call 05/22/23)(a)	381	69,642
9.38%, 07/15/25 (Call 05/15/23)(a)(b)	7,929	3,637,904
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	10,943	9,564,410
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	20,255	17,520,069
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	7,493	6,298,413
5.75%, 09/01/27 (Call 09/01/23)(a)(b)	8,505	8,324,816

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	$8,255	$8,095,150
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)(b)	9,227	8,742,852
8.25%, 02/01/28 (Call 02/01/24)(a)(b)	8,726	8,224,255
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	8,123	7,036,549
4.75%, 01/01/25(b)	8,339	8,088,830
4.88%, 03/01/24 (Call 01/01/24)	3,414	3,366,569
4.88%, 06/01/27 (Call 03/01/27)(b)	8,359	8,004,787
9.63%, 12/01/32 (Call 12/01/27)(a)(b)	12,759	13,954,697
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	21,518	22,736,107
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	8,910	7,062,233
3.10%, 02/01/32 (Call 11/01/31)(b)	8,795	6,391,452
4.75%, 02/15/26 (Call 11/15/25)	38,242	36,371,148

		210,926,120

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)(b)	14,706	14,368,497
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	7,472	7,439,310
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	8,750	8,256,588
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	8,153	7,266,361
5.50%, 06/01/28 (Call 06/01/23)(a)	13,017	12,502,346

		49,833,102

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	6,386	5,499,517
4.00%, 01/15/28 (Call 01/15/24)(a)	11,536	10,636,192
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	20,964	18,133,860
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	6,470	6,696,450
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	12,239	13,009,547
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	9,458	475,264
9.00%, 11/15/26 (Call 11/15/23)(a)(b)	13,501	1,309,597

		55,760,427

Diversified Financial Services — 3.5%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(b)(c)	11,464	10,724,696
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)(b)	8,321	7,732,955
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	8,491	8,724,503
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	17,230	16,734,637
6.70%, 02/14/33 (Call 11/16/32)(b)	8,395	7,559,698
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	16,233	9,775,431
3.63%, 10/01/31 (Call 10/01/26)(a)	16,117	8,997,296
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	11,467	4,528,211
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)(b)	16,071	13,538,260
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	7,868	4,354,938
6.50%, 11/01/25 (Call 11/01/23)(a)(b)	8,069	5,708,818

Security	Par (000)	Value

Diversified Financial Services (continued)
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	$6,838	$6,122,706
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	2,878	2,551,146
4.63%, 11/15/27 (Call 11/15/23)(a)(b)	3,181	3,001,005
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	6,690	5,473,038
6.50%, 05/01/28 (Call 05/01/24)(a)	16,209	14,628,623
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	10,454	8,601,682
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	14,431	12,879,668
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	9,944	8,307,953
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	9,702	9,174,076
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	8,118	6,970,597
5.00%, 03/15/27 (Call 09/15/26)(b)	11,563	10,405,345
5.50%, 03/15/29 (Call 06/15/28)(b)	12,367	10,664,373
5.88%, 10/25/24	8,695	8,545,863
6.13%, 03/25/24(b)	5,193	5,148,081
6.75%, 06/25/25	8,393	8,274,374
6.75%, 06/15/26(b)	8,062	7,881,865
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	9,291	8,458,294
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	34,176	29,831,376
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	12,622	10,748,264
3.88%, 09/15/28 (Call 09/15/24)	10,026	8,096,574
4.00%, 09/15/30 (Call 09/15/25)(b)	13,899	10,546,631
5.38%, 11/15/29 (Call 05/15/29)(b)	12,177	10,243,901
6.13%, 03/15/24 (Call 09/15/23)(b)	10,068	9,915,797
6.63%, 01/15/28 (Call 07/15/27)(b)	12,948	12,035,415
6.88%, 03/15/25(b)	20,578	20,189,969
7.13%, 03/15/26	26,226	25,597,003
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	10,739	8,832,662
5.38%, 10/15/25 (Call 10/15/23)(a)	11,096	10,474,402
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	8,248	6,887,905
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	7,502	7,509,783
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	18,852	16,761,081
3.63%, 03/01/29 (Call 03/09/24)(a)(b)	12,311	10,391,715
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	20,759	16,814,790
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	14,106	11,037,945
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	8,110	7,096,250
4.20%, 10/29/25 (Call 09/29/25)	8,112	7,493,460
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	12,540	11,525,012
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	13,128	12,504,420
5.50%, 04/15/29 (Call 03/30/24)(a)	11,293	9,753,708
5.75%, 06/15/27 (Call 06/15/24)(a)	8,663	7,946,624
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	16,266	14,070,090
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	7,852	7,453,511

		539,226,420

Electric — 2.5%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	14,485	12,311,626
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	20,373	18,998,246
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	10,479	9,081,616

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.00%, 02/01/31 (Call 02/01/26)(a)	$13,858	$11,675,365
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	23,610	21,833,853
5.25%, 06/01/26 (Call 06/01/23)(a)(b)	6,642	6,466,139
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	15,120	12,941,687
4.75%, 03/15/28 (Call 03/15/24)(a)(b)	13,893	13,243,502
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	6,082	5,841,781
4.35%, 04/15/29 (Call 01/15/29)(b)	6,859	6,265,697
Edison International, 8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(c)	8,238	8,474,842
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(c)	19,661	18,806,024
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	9,724	8,385,763
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	7,116	5,918,650
Series B, 4.15%, 07/15/27 (Call 04/15/27)	25,091	24,400,997
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	8,262	7,746,241
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	7,817	7,695,211
4.25%, 09/15/24 (Call 07/15/24)(a)	243	234,330
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,355	8,815,691
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	8,055	6,826,612
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	16,660	13,506,400
3.88%, 02/15/32 (Call 02/15/27)(a)	17,506	14,136,095
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	12,589	11,639,655
5.75%, 01/15/28 (Call 01/15/24)(b)	13,707	13,376,992
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	16,772	15,811,489
5.25%, 07/01/30 (Call 06/15/25)(b)	16,611	15,345,895
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	21,041	18,832,446
5.00%, 07/31/27 (Call 07/31/23)(a)(b)	21,350	20,334,351
5.50%, 09/01/26 (Call 09/01/23)(a)(b)	17,307	17,049,558
5.63%, 02/15/27 (Call 02/15/24)(a)	22,026	21,475,350

		377,472,104

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	13,367	11,682,200
4.75%, 06/15/28 (Call 07/01/23)(a)	10,282	9,277,577
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)(b)	20,829	21,177,886
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	22,597	23,242,235

		65,379,898

Electronics — 0.6%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	33,278	28,817,084
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	16,194	14,619,538
5.00%, 10/01/25(a)	12,108	11,933,060
5.63%, 11/01/24(a)	6,105	6,117,195
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	8,216	8,087,836
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,349	10,728,194
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	7,511	6,847,644

		87,150,551

Security	Par (000)	Value

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	$11,417	$10,595,106
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	11,500	11,011,250

		21,606,356

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(b)	11,332	10,595,420

Entertainment — 3.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	15,507	11,242,575
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	19,552	17,156,880
6.25%, 07/01/25 (Call 07/01/23)(a)(b)	54,747	54,903,839
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	33,347	33,679,430
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	29,560	30,151,200
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)(b)	13,647	13,798,823
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)(b)	20,552	19,806,784
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	8,500	7,903,215
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	7,962	7,626,004
5.50%, 05/01/25 (Call 05/01/23)(a)(b)	14,551	14,506,569
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	11,988	11,375,413
5.50%, 04/01/27 (Call 04/01/24)(a)(b)	10,044	9,802,090
6.75%, 05/01/31	4,183	4,210,399
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	12,525	11,201,493
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	6,987	6,663,851
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)(b)	12,468	12,013,424
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	12,502	12,006,590
6.25%, 01/15/27 (Call 07/15/26)(a)	12,234	12,402,218
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	7,197	7,286,171
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,006	7,193,471
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	15,701	14,562,677
4.88%, 11/01/24 (Call 05/30/23)(a)(b)	8,645	8,617,444
6.50%, 05/15/27 (Call 05/15/23)(a)	19,455	19,811,221
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/15/23)(a)(b)	1,643	1,625,913
8.00%, 02/01/26 (Call 02/01/24)(a)(b)	19,744	17,670,880
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	6,443	6,136,958
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	12,401	8,974,511
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	12,559	8,825,837
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	15,796	12,752,457
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	11,920	11,921,973
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,823	8,854,983
8.63%, 07/01/25 (Call 07/01/23)(a)	9,324	9,545,363
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/30/23)(a)(b)	10,461	10,463,249
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	8,011	7,660,519

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
7.25%, 05/15/31 (Call 05/03/26)	$13,255	$12,956,762
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)	103	104,169
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	13,071	10,742,183
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	9,094	8,002,720
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	8,753	7,709,205
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	12,374	11,419,754
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	10,178	10,435,503

		513,724,720

Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)(b)	8,967	8,690,753
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	8,584	8,766,410
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,163	10,844,328
5.00%, 09/01/30 (Call 09/01/25)(b)	6,618	5,848,658
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	11,698	10,640,660
3.75%, 08/01/25 (Call 08/01/23)(a)(b)	12,381	11,948,779
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	12,293	11,204,256
4.25%, 06/01/25 (Call 06/01/23)(a)	8,532	8,304,867
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,894	8,071,962
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,794	10,968,420
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	7,881	7,771,510
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	11,200	9,865,363
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	16,840	13,255,887
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	8,154	7,363,118
5.38%, 07/15/24 (Call 06/07/23)(a)	10,182	10,154,363

		143,699,334

Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)(b)	12,575	11,886,016
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	22,054	19,540,914
4.63%, 01/15/27 (Call 01/15/24)(a)	23,252	22,467,245
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	16,600	15,552,747
5.88%, 02/15/28 (Call 08/15/23)(a)	12,727	12,567,912
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	12,653	12,852,529
7.50%, 03/15/26 (Call 03/15/24)(a)(b)	8,611	8,891,288
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/30/23)(b)	15,720	14,855,400
5.25%, 09/15/27 (Call 03/01/24)(b)	9,111	7,986,019
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	16,008	14,652,122
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	11,776	10,757,914
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	8,806	8,654,464
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	16,668	15,167,880
5.50%, 10/15/27 (Call 10/15/23)(a)(b)	18,006	17,653,007
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	15,467	12,431,601
4.25%, 04/15/31 (Call 04/15/26)	16,898	14,688,046
5.88%, 09/30/27 (Call 09/30/23)(a)	14,407	14,371,343
6.25%, 07/01/33 (Call 04/01/33)	8,135	8,044,213

Security	Par (000)	Value

Food (continued)
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	$22,242	$19,461,750
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	24,131	21,808,391
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	20,519	19,518,699
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	15,661	15,302,510
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	7,910	7,854,250
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	9,252	8,459,798
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	15,029	13,993,341
6.25%, 04/15/25 (Call 04/15/24)(a)	15,453	15,537,567

		364,956,966

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(a)(b)	9,697	9,611,426
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	19,343	18,400,029
6.38%, 05/01/25 (Call 05/01/23)(a)	24,689	24,778,169
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	7,185	6,385,669
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	11,188	7,549,103

		66,724,396

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	14,674	12,220,507

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	11,448	11,132,659
5.63%, 05/20/24 (Call 03/20/24)	10,406	10,351,697
5.75%, 05/20/27 (Call 02/20/27)	8,564	8,098,291
5.88%, 08/20/26 (Call 05/20/26)	11,425	11,048,448

		40,631,095

Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	12,847	11,456,312
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	25,490	23,984,497
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	15,047	13,555,949
4.63%, 02/01/28 (Call 02/01/24)(a)	6,112	5,943,920
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	71,819	62,841,625
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	41,874	36,215,776
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	8,304	7,802,491
4.63%, 11/15/27 (Call 11/15/23)(b)	8,164	7,881,219

		169,681,789

Health Care - Services — 4.5%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	9,222	7,862,908
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	10,748	9,227,158
5.00%, 07/15/27 (Call 07/15/23)(a)(b)	8,154	7,827,840
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	7,973	6,999,696
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	8,489	7,391,443
4.25%, 05/01/28 (Call 05/01/23)(a)	8,527	7,797,113
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	17,253	13,893,841
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	25,261	21,041,150
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	31,138	28,763,727
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	14,136	12,528,030

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	$22,008	$15,641,039
6.88%, 04/01/28 (Call 04/01/24)(a)(b)	12,029	8,800,550
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	27,253	20,167,220
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	34,566	34,229,351
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	11,840	11,738,497
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	24,492	19,763,295
4.63%, 06/01/30 (Call 06/01/25)(a)	43,753	38,093,838
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)(b)	12,779	12,070,835
4.63%, 04/01/31 (Call 03/30/26)	6,775	6,077,175
4.75%, 02/01/30 (Call 02/01/25)(b)	12,473	11,488,343
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	18,027	17,711,528
5.00%, 05/15/27 (Call 05/15/23)(a)(b)	17,587	17,154,887
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/30/23)(a)(b)	9,973	8,456,273
6.75%, 04/15/25 (Call 04/15/24)(a)(b)	10,719	10,317,038
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	8,560	5,371,400
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	8,327	6,705,733
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	8,298	7,934,963
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	10,762	9,470,560
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	12,876	11,047,608
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	13,184	12,360,000
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(a)(b)	11,873	5,276,658
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	23,303	19,423,050
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)(b)	12,847	9,022,252
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(b)	20,428	19,968,370
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	22,896	21,007,080
4.38%, 01/15/30 (Call 12/01/24)	23,621	21,799,348
4.63%, 07/15/24 (Call 05/30/23)	10,798	10,703,518
4.63%, 09/01/24 (Call 09/01/23)	7,852	7,802,925
4.63%, 06/15/28 (Call 06/15/23)(b)	9,221	8,736,898
4.88%, 01/01/26 (Call 03/01/24)(b)	33,746	33,245,084
5.13%, 11/01/27 (Call 11/01/23)	24,711	24,018,227
6.13%, 10/01/28 (Call 10/01/23)(b)	41,621	40,372,370
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	33,208	32,709,880
6.25%, 02/01/27 (Call 02/01/24)	24,498	24,387,759

		686,406,458

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	16,649	14,983,363
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	12,379	10,879,191
4.75%, 09/15/24 (Call 06/15/24)	17,872	17,648,600
5.25%, 05/15/27 (Call 11/15/26)(b)	24,347	22,956,360
6.25%, 05/15/26 (Call 05/15/23)	20,905	20,591,843
6.38%, 12/15/25 (Call 05/30/23)(b)	12,402	12,306,992

		99,366,349

Security	Par (000)	Value

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	$6,878	$5,697,735
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	7,553	5,936,041
6.25%, 09/15/27 (Call 09/15/23)(a)	9,608	8,803,330
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	7,767	6,821,853
6.75%, 06/01/27 (Call 06/01/23)(b)	8,530	8,585,360
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	10,652	9,321,024
5.25%, 12/15/27 (Call 12/15/23)(a)(b)	7,959	7,401,953
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	7,335	6,620,021
6.00%, 06/01/25 (Call 03/01/25)(b)	5,813	5,879,497
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	8,011	7,555,946
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	7,560	7,447,054
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	8,405	8,376,973
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	6,782	6,776,122

		95,222,909

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	13,085	10,840,922
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	13,616	11,931,020

		22,771,942

Household Products & Wares — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	7,903	6,785,713
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	6,586	5,540,473
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	7,734	7,190,687
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	9,026	7,948,318
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	8,499	6,969,180
5.75%, 07/15/25 (Call 07/15/23)(b)	6,804	6,752,970

		41,187,341

Housewares — 0.5%
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	33,342	31,841,610
4.88%, 06/01/25 (Call 05/01/25)(b)	8,768	8,528,217
6.38%, 09/15/27 (Call 06/15/27)(b)	8,552	8,430,134
6.63%, 09/15/29 (Call 06/15/29)(b)	8,374	8,277,281
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	8,054	6,570,554
4.38%, 02/01/32 (Call 08/01/26)(b)	6,825	5,530,388
4.50%, 10/15/29 (Call 10/15/24)(b)	6,893	5,988,044

		75,166,228

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	11,671	9,797,194
6.00%, 08/01/29 (Call 08/01/24)(a)	8,584	7,177,834
7.00%, 11/15/25 (Call 05/30/23)(a)(b)	15,275	14,587,625
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	6,567	6,686,584
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	11,452	10,578,212

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	$7,374	$6,402,251
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	22,118	20,652,682
6.75%, 04/15/28 (Call 04/15/25)(a)(b)	20,307	20,282,632
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	8,839	7,674,830
7.00%, 08/15/25 (Call 05/30/23)(a)(b)	8,562	8,489,286
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(c)	7,138	5,208,733
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)(c)	12,438	10,007,324
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(a)(b)	7,642	7,472,348
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,827	7,876,206
7.00%, 05/01/26 (Call 05/01/23)(a)(b)	29,015	28,882,306
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(b)(c)	7,237	5,834,487
4.30%, 02/01/61 (Call 02/03/26)(a)	12,607	7,724,939

		185,335,473

Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	15,928	13,715,999
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	8,445	7,326,038
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(a)	19,577	19,359,749
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	13,365	11,588,791
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	10,079	9,694,789
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	8,681	7,063,062
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	8,394	7,217,648
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	8,543	7,880,917
5.00%, 12/15/27 (Call 12/15/23)(a)(b)	7,074	6,658,403
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	14,984	15,102,973
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	9,856	9,905,280
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/23)(a)(b)	8,821	3,726,873
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(d)	12,217	7,800,715
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(c)(d)	14,603	8,402,008
10.25%, 11/30/24 (Call 11/28/23)(a)(b)	14,752	14,456,960
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	25,151	23,168,955
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	8,607	8,685,324
7.50%, 05/15/25 (Call 05/15/23)(a)	16,203	16,446,045
7.50%, 09/15/27 (Call 09/15/23)(a)(b)	20,499	21,206,215
8.00%, 11/01/26 (Call 11/01/23)(a)	24,648	25,251,708

		244,658,452

Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(b)	9,601	9,405,882
6.75%, 03/15/26 (Call 03/15/24)(a)(b)	13,565	13,795,605
6.75%, 04/15/30 (Call 04/15/26)	11,250	10,945,800
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	10,638	10,810,867
8.13%, 05/01/27 (Call 05/01/23)(a)(b)	11,516	11,631,160

Security	Par (000)	Value

Iron & Steel (continued)
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	$10,333	$10,443,752

		67,033,066

Leisure Time — 1.1%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	33,777	36,310,275
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	16,323	15,976,136
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	8,036	7,995,820
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)(b)	9,634	9,062,784
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	23,999	20,699,138
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	16,637	15,661,240
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	9,584	8,191,625
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	10,100	10,204,471
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	8,358	6,758,836
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(b)	13,051	11,145,424
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	8,325	7,082,202
13.00%, 05/15/25 (Call 05/15/23)(a)	10,762	11,344,381
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)(b)	10,744	9,575,086

		170,007,418

Lodging — 3.5%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(b)	16,302	15,725,154
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	15,064	13,827,396
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	24,596	20,996,838
3.75%, 05/01/29 (Call 05/01/24)(a)	13,303	11,989,329
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	18,135	16,026,806
4.88%, 01/15/30 (Call 01/15/25)(b)	16,499	15,667,879
5.38%, 05/01/25 (Call 05/01/23)(a)(b)	5,358	5,351,303
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	6,803	6,784,503
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	8,382	7,334,250
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	13,888	12,568,640
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)(b)	8,782	8,667,737
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	8,735	8,264,998
3.20%, 08/08/24 (Call 07/08/24)	28,619	27,760,430
3.50%, 08/18/26 (Call 06/18/26)	16,577	15,543,175
3.90%, 08/08/29 (Call 05/08/29)(b)	12,639	11,518,869
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)(b)	14,192	13,437,766
5.25%, 04/26/26 (Call 04/26/24)(a)(b)	7,403	6,847,775
5.38%, 12/04/29 (Call 12/04/24)(a)	18,666	15,542,465
5.63%, 07/17/27 (Call 07/17/23)(a)(b)	9,848	8,884,866
5.75%, 07/21/28 (Call 07/21/23)(a)(b)	13,853	12,109,625
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	11,604	10,536,118
5.25%, 06/18/25 (Call 05/09/23)(a)	8,212	7,859,220
5.38%, 05/15/24 (Call 05/15/23)(a)(b)	10,983	10,805,865
5.88%, 05/15/26 (Call 05/15/23)(a)(b)	10,779	10,299,573
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	6,481	6,201,507
4.75%, 10/15/28 (Call 07/15/28)(b)	12,199	11,487,920
5.50%, 04/15/27 (Call 01/15/27)	11,043	10,797,742
5.75%, 06/15/25 (Call 03/15/25)(b)	12,029	12,009,152

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.75%, 05/01/25 (Call 05/01/23)(b)	$11,837	$11,964,120
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	11,544	10,608,936
4.63%, 12/01/31 (Call 06/01/31)(a)	8,322	7,161,081
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	17,459	13,635,479
6.00%, 07/15/25 (Call 07/15/23)(a)	7,845	7,286,947
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	8,281	7,148,071
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	10,554	9,208,998
6.00%, 04/01/27 (Call 01/01/27)(b)	6,437	6,347,783
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	10,942	10,919,897
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	15,556	14,930,493
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	30,587	30,158,057
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/09/23)(a)(b)	10,925	10,572,049
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	15,706	12,985,374
5.50%, 01/15/26 (Call 06/15/23)(a)	16,384	15,208,174
5.50%, 10/01/27 (Call 10/01/23)(a)(b)	12,241	10,909,791
5.63%, 08/26/28 (Call 08/26/23)(a)	22,344	19,495,140

		533,387,291

Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	24,009	24,827,558
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	8,322	8,810,918
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/23)(a)(b)	10,441	9,366,336
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	6,533	5,839,522
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	25,924	24,185,980

		73,030,314

Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/30/23)(a)(b)	7,879	7,226,619
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	12,380	11,097,412
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/23)(b)	7,118	7,126,897

		25,450,928

Media — 9.9%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/24)(a)(b)	19,960	16,158,452
5.75%, 08/15/29 (Call 08/15/24)(a)	33,410	26,651,825
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	16,575	11,486,475
4.75%, 08/01/25 (Call 08/01/23)(b)	13,333	12,366,358
5.00%, 04/01/24 (Call 05/30/23)(b)	4,132	4,070,392
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(a)	4,301	326,809
6.75%, 03/31/29 (Call 03/31/24)(a)	5,498	422,246
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	49,621	40,794,511
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	32,875	25,231,563
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	44,729	37,688,248
4.50%, 05/01/32 (Call 05/01/26)(b)	48,518	38,814,400
4.50%, 06/01/33 (Call 06/01/27)(a)	28,024	22,275,577
4.75%, 03/01/30 (Call 09/01/24)(a)	49,045	42,178,700
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	18,956	15,662,395
5.00%, 02/01/28 (Call 08/01/23)(a)	39,132	36,246,015

Security	Par (000)	Value

Media (continued)
5.13%, 05/01/27 (Call 05/01/23)(a)	$50,381	$47,610,045
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	23,305	21,353,206
5.50%, 05/01/26 (Call 05/01/23)(a)	10,147	9,964,868
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	24,442	23,289,491
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	17,249	16,904,020
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	16,643	11,438,401
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	17,172	12,317,132
4.50%, 11/15/31 (Call 11/15/26)(a)	24,932	17,507,562
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	38,671	18,855,206
5.00%, 11/15/31 (Call 11/15/26)(a)	7,634	3,647,786
5.25%, 06/01/24(b)	10,905	10,632,375
5.38%, 02/01/28 (Call 02/01/24)(a)(b)	16,562	13,580,840
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	21,150	18,083,250
5.75%, 01/15/30 (Call 01/15/25)(a)	36,671	18,702,210
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	29,145	24,336,075
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	17,540	10,962,500
11.25%, 05/15/28 (Call 05/15/25)(a)	7,821	7,791,671
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	61,611	54,063,653
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	45,916	35,068,345
5.75%, 12/01/28 (Call 12/01/27)(a)	41,233	29,378,513
5.88%, 11/15/24	33,223	27,521,491
7.38%, 07/01/28 (Call 07/01/23)(b)	16,438	8,229,274
7.75%, 07/01/26	33,432	19,306,980
5.13%, 06/01/29(b)	23,686	10,760,870
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	57,938	54,823,832
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	21,471	13,795,118
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	13,310	8,555,834
5.88%, 07/15/26 (Call 07/15/23)(a)	12,537	10,656,450
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	12,619	10,206,121
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,353	6,494,458
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	13,118	10,343,543
6.38%, 05/01/26 (Call 05/01/23)(b)	13,123	11,221,175
8.38%, 05/01/27 (Call 05/01/23)(b)	17,981	11,773,933
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	13,703	11,750,323
6.75%, 10/15/27 (Call 10/15/23)(a)	19,111	18,228,311
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	15,172	13,489,691
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	11,483	9,916,480
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	17,029	15,118,857
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	9,164	8,476,700
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	16,785	14,725,588
5.63%, 07/15/27 (Call 07/15/23)(a)	29,601	27,800,667
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(b)(c)	10,411	8,042,498
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(c)	16,693	14,379,517
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	15,080	11,727,932
6.50%, 09/15/28 (Call 09/15/23)(a)	16,633	7,740,582

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	$8,571	$6,680,023
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	483	337,158
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	7,076	5,091,182
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	12,512	9,873,845
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	8,157	6,301,283
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	16,489	14,757,655
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	24,867	18,774,585
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	33,722	28,536,716
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	24,805	19,899,315
5.00%, 08/01/27 (Call 08/01/23)(a)	25,224	23,206,080
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	20,488	18,270,379
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(b)	12,769	11,352,279
4.75%, 03/15/26 (Call 03/15/24)(a)	8,338	7,980,978
5.00%, 09/15/29 (Call 09/15/24)(b)	13,681	12,004,051
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/23)(a)	12,400	11,592,450
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	17,351	14,914,269
5.13%, 02/15/25 (Call 05/09/23)(a)	24,847	24,437,521
6.63%, 06/01/27 (Call 06/01/23)(a)	24,910	24,018,222
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	15,291	14,670,185
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	20,701	17,802,860
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)(b)	7,514	6,760,096
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	8,098	6,998,697
5.13%, 04/15/27 (Call 04/15/24)(a)(b)	9,631	9,306,154
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	6,711	6,692,497
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	15,077	12,679,606
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	15,166	12,987,556
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	23,656	21,724,970
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	8,204	7,343,576
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	24,396	20,309,670
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	7,596	6,171,750
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	9,849	9,347,803
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	16,149	13,893,469

		1,525,664,220

Mining — 1.0%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)	10,068	10,048,222
6.13%, 02/15/28 (Call 02/15/24)(a)(b)	14,890	14,703,875
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	8,253	7,140,614
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	24,851	21,577,668
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,775	9,301,890
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	6,930	6,895,110
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	11,501	11,117,557
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	13,202	12,772,935

Security	Par (000)	Value

Mining (continued)
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	$9,420	$7,465,350
4.63%, 03/01/28 (Call 03/01/24)(a)(b)	8,345	7,336,646
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	12,411	11,332,081
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	12,818	10,716,916
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	26,999	24,376,722

		154,785,586

Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	12,808	12,217,295
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	12,302	10,773,394

		22,990,689

Oil & Gas — 6.0%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	10,464	9,819,592
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	6,526	6,680,110
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	9,755	8,913,631
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,458	5,761,523
7.00%, 11/01/26 (Call 11/01/23)(a)(b)	9,697	9,400,854
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(b)	12,645	12,708,225
8.75%, 04/01/27 (Call 04/01/24)(a)	5,845	6,016,175
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	10,656	10,126,397
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	11,581	11,431,105
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)(b)	8,791	9,024,397
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)(b)	8,670	8,579,687
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	8,291	7,931,467
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	15,658	15,501,420
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	21,211	21,303,798
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	11,328	11,063,208
7.00%, 06/15/25 (Call 06/15/23)(a)	18,618	18,524,910
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	8,531	7,891,175
7.25%, 03/14/27 (Call 03/14/24)(a)	670	660,821
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	8,673	8,369,445
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	11,731	11,056,468
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	15,965	13,723,257
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	19,157	17,333,095
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	6,966	6,959,469
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	6,861	6,505,747
5.63%, 10/15/25 (Call 10/15/23)(a)(b)	20,257	20,003,787
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)(b)	10,266	9,934,100
5.75%, 02/15/28 (Call 02/15/24)(a)(b)	7,147	6,386,559
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)(b)	16,388	16,327,546

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	$4,301	$4,185,303
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	7,403	6,836,054
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	7,345	6,561,944
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	7,166	6,251,439
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	9,801	9,154,950
6.00%, 04/15/30 (Call 04/15/25)(a)	8,282	7,740,134
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	9,902	9,181,630
6.25%, 11/01/28 (Call 11/01/23)(a)	9,752	9,356,435
6.25%, 04/15/32 (Call 04/15/27)(a)(b)	8,636	8,055,495
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	11,994	11,470,042
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)(b)	7,602	7,659,015
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	6,975	6,795,394
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	7,061	6,716,120
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	6,591	6,116,448
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/23)	5,390	5,282,200
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	4,670	4,697,320
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	9,677	9,289,920
7.13%, 02/01/27 (Call 02/01/24)(a)(b)	7,729	7,922,225
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	11,621	10,891,420
10.50%, 05/15/27 (Call 05/15/23)(a)	8,121	7,901,808
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)(b)	8,968	8,853,658
6.38%, 07/15/28 (Call 07/15/24)(b)	7,720	7,690,741
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	8,455	8,236,148
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	11,950	11,591,500
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/23)(a)(b)	9,457	8,927,408
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)(b)	6,767	6,563,347
5.50%, 12/01/25 (Call 09/01/25)(b)	7,271	7,303,755
5.55%, 03/15/26 (Call 12/15/25)(b)	14,770	14,900,995
5.88%, 09/01/25 (Call 06/01/25)(b)	9,254	9,391,440
6.13%, 01/01/31 (Call 07/01/30)(b)	18,519	19,331,058
6.38%, 09/01/28 (Call 03/01/28)(b)	9,291	9,707,376
6.63%, 09/01/30 (Call 03/01/30)(b)	24,459	26,109,982
7.50%, 05/01/31(b)	14,346	16,006,263
7.88%, 09/15/31	8,154	9,303,714
8.50%, 07/15/27 (Call 01/15/27)	8,669	9,545,696
8.88%, 07/15/30 (Call 01/15/30)(b)	17,063	20,049,025
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	13,820	12,109,775
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	13,433	11,745,021
5.88%, 07/15/27 (Call 07/15/23)(a)	8,322	8,109,659
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	13,268	12,242,771
7.25%, 06/15/25 (Call 06/15/23)(b)	11,297	11,254,636
Puma International Financing SA
5.00%, 01/24/26 (Call 05/09/23)(a)	11,420	10,293,533
5.13%, 10/06/24 (Call 05/09/23)(a)	8,298	7,963,032
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	8,379	7,708,680

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 05/15/25 (Call 02/15/25)(b)	$12,710	$12,551,125
8.25%, 01/15/29 (Call 01/15/24)(b)	10,427	10,882,660
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	7,032	6,678,423
6.63%, 01/15/27 (Call 01/15/24)(b)	6,140	5,972,247
6.75%, 09/15/26 (Call 09/15/23)(b)	7,531	7,418,035
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	18,938	16,724,527
5.38%, 02/01/29 (Call 02/01/24)(b)	11,472	10,836,370
5.38%, 03/15/30 (Call 03/15/25)(b)	19,714	18,389,454
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	12,885	11,617,696
4.50%, 04/30/30 (Call 04/30/25)(b)	13,479	12,062,511
5.88%, 03/15/28 (Call 03/15/24)	6,435	6,320,417
6.00%, 04/15/27 (Call 04/15/24)(b)	10,158	10,104,569
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)	9,006	8,285,520
8.00%, 02/01/27 (Call 02/01/24)(a)	10,018	8,905,000
8.75%, 02/15/30 (Call 02/15/26)(a)	19,089	19,136,722
11.50%, 01/30/27 (Call 07/30/23)(a)	10,902	11,168,772
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(b)	5,783	5,659,193
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	8,731	8,883,793

		916,539,511

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)(b)	13,260	12,728,804
6.88%, 04/01/27 (Call 04/01/24)(a)(b)	8,140	8,022,370
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)(b)	11,706	11,586,599
6.88%, 09/01/27 (Call 09/01/23)	12,957	12,611,696
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	7,799	7,799,000
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	24,410	24,898,200
11.00%, 12/01/24 (Call 12/01/23)(a)(b)	201	207,214

		77,853,883

Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)(b)	9,518	8,340,147
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	17,204	14,017,819
6.00%, 06/15/27 (Call 06/15/24)(a)	9,621	9,591,536
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)	19,772	18,621,467
5.25%, 04/30/25 (Call 04/30/23)(a)	11,992	11,801,627
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	13,131	11,210,591
5.25%, 08/15/27 (Call 08/15/23)(a)	16,790	14,334,462
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	20,531	17,231,176
3.13%, 09/15/31 (Call 06/15/31)(b)	13,513	11,262,734
4.88%, 03/15/26 (Call 12/15/25)(b)	12,921	12,791,790
5.25%, 07/01/25	17,073	17,055,500
6.88%, 03/15/28 (Call 11/15/24)(b)	12,288	12,780,184
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	8,704	8,605,113
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	7,898	7,731,787

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	$18,051	$16,650,919
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	7,787	7,572,857
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	6,158	5,937,282
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(b)	13,951	13,699,533
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,779	6,184,595
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	6,706	5,989,263
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,844	7,244,180
6.75%, 07/15/26 (Call 07/15/23)(a)	11,556	11,442,472
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	7,486	6,498,746
10.50%, 07/15/27 (Call 07/15/23)(a)(b)	11,392	10,822,400
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	45,228	45,858,478
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	22,113	21,020,839
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	6,937	6,363,796
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	10,126	10,163,972
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	16,925	15,253,656
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	8,134	7,162,882
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	7,281	6,826,575
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	7,276	6,982,223
5.13%, 12/01/24 (Call 09/01/24)(a)	5,634	5,634,048
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,535	6,549,755
6.13%, 02/01/28 (Call 02/01/24)(a)(b)	12,657	12,863,942
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)(b)	9,316	8,710,460
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	17,903	17,393,883
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	11,706	11,284,818

		449,487,507

Pharmaceuticals — 3.0%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	8,619	7,023,278
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	10,235	8,469,463
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(a)(b)	10,442	5,546,477
9.25%, 04/01/26 (Call 04/01/24)(a)	11,692	9,401,976
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/24)(a)(b)	5,861	2,742,948
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	7,190	3,355,933
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	14,637	10,605,193
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	14,484	6,838,621
9.00%, 12/15/25 (Call 12/15/23)(a)(b)	14,493	12,181,780
14.00%, 10/15/30 (Call 10/15/25)(a)	3	1,936
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	25,964	17,132,670
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	14,004	6,668,238
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	7,844	3,761,198
5.50%, 11/01/25 (Call 05/29/23)(a)	28,564	24,850,680
5.75%, 08/15/27 (Call 08/15/23)(a)	8,416	5,836,128

Security	Par (000)	Value

Pharmaceuticals (continued)
11.00%, 09/30/28(a)(b)	$28,297	$23,002,631
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(a)(b)	10,007	9,595,462
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,710	7,417,631
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	24,050	22,097,001
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/24)(a)(b)	8,190	6,797,700
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	10,651	8,408,432
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	34,857	32,068,440
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	32,558	28,935,922
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	8,098	6,509,094
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	9,311	8,100,570
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	11,779	11,406,734
4.38%, 03/15/26 (Call 12/15/25)	11,322	10,925,730
4.40%, 06/15/30 (Call 03/15/30)(b)	12,440	11,242,650
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	9,834	8,315,729
5.13%, 01/15/28 (Call 01/15/24)(a)(b)	6,653	6,464,775
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	52,988	48,023,687
4.75%, 05/09/27 (Call 02/09/27)(b)	15,946	14,961,295
5.13%, 05/09/29 (Call 02/09/29)(b)	16,025	14,863,187
6.00%, 04/15/24 (Call 01/15/24)(b)	6,488	6,473,808
6.75%, 03/01/28 (Call 12/01/27)(b)	20,088	20,118,132
7.13%, 01/31/25 (Call 10/31/24)(b)	6,848	6,984,960
7.88%, 09/15/29 (Call 06/15/29)(b)	9,656	10,108,080
8.13%, 09/15/31 (Call 06/15/31)(b)	8,045	8,441,216

		455,679,385

Pipelines — 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	12,704	11,877,684
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	10,935	10,552,275
5.75%, 01/15/28 (Call 01/15/24)(a)(b)	11,145	10,796,719
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	9,093	9,336,319
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	9,584	8,721,440
4.13%, 03/01/25 (Call 02/01/25)(a)	8,533	8,188,617
4.13%, 12/01/27 (Call 09/01/27)	6,720	6,028,173
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	8,382	7,617,142
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	22,769	21,258,657
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)(b)	10,032	9,623,613
5.75%, 04/01/25 (Call 05/30/23)	8,084	7,970,487
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	11,558	10,893,415
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	9,672	9,672,000
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	7,845	7,982,287
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	18,436	16,349,045
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	16,176	14,072,594
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	8,274	7,997,988

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	$8,564	$8,435,540
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	16,743	16,953,480
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	7,011	6,789,593
4.85%, 07/15/26 (Call 04/15/26)(b)	8,065	7,856,486
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	457	442,113
4.13%, 12/01/26 (Call 09/01/26)	8,415	7,647,131
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	12,878	10,968,032
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	17,806	14,606,306
5.50%, 07/15/28 (Call 04/15/28)(b)	14,563	13,270,534
6.00%, 07/01/25 (Call 04/01/25)(a)	6,214	6,098,720
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	14,818	14,449,032
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	8,388	8,343,773
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	7,940	7,711,725
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/23)	8,625	8,430,937
7.75%, 02/01/28 (Call 02/01/24)	11,575	11,401,375
8.00%, 01/15/27 (Call 01/15/24)	17,281	17,255,251
8.88%, 04/15/30 (Call 04/15/26)	7,886	7,903,908
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	12,878	11,444,234
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	9,141	8,675,570
5.50%, 10/15/30 (Call 10/15/25)(a)	6,379	5,967,611
5.63%, 02/15/26 (Call 02/15/24)(a)	13,590	13,403,987
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	20,255	16,805,573
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	16,365	15,681,303
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)(b)	25,020	23,018,400
6.75%, 09/15/25 (Call 09/15/23)(a)	21,095	20,133,912
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	34,088	32,850,179
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	9,049	8,687,441
5.75%, 10/01/25 (Call 07/01/25)(b)	9,824	9,678,267
6.00%, 06/01/26 (Call 03/01/26)	8,772	8,611,385
6.38%, 10/01/30 (Call 04/01/30)(b)	10,171	9,765,380
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	6,924	6,567,068
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	8,491	7,841,014
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)(b)	13,039	12,537,544
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)(b)	12,520	11,676,987
6.00%, 03/01/27 (Call 03/01/24)(a)(b)	7,411	7,141,517
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	12,132	10,823,564
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	7,958	7,065,141
7.50%, 10/01/25 (Call 10/01/23)(a)	10,507	10,626,149
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	20,758	17,538,175
6.25%, 01/15/30 (Call 10/15/29)(a)(b)	16,966	17,216,975
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	20,439	18,440,769
4.13%, 08/15/31 (Call 02/15/31)(a)	20,576	18,209,760
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	818	782,960
4.30%, 02/01/30 (Call 11/01/29)(b)	1,494	1,365,798

		680,059,054

Security	Par (000)	Value

Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	$11,057	$9,357,907
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	11,483	9,372,999
5.38%, 08/01/28 (Call 08/01/23)(a)	12,853	11,631,965
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	9,910	7,890,838
4.75%, 02/01/30 (Call 09/01/24)	10,068	7,762,126
5.00%, 03/01/31 (Call 03/01/26)	10,029	7,599,174
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	17,049	12,147,412
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	15,016	11,161,714

		76,924,135

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	12,171	10,070,742
5.75%, 05/15/26 (Call 05/15/23)(a)(b)	15,548	14,142,266
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	8,637	5,441,310
4.75%, 02/15/28 (Call 08/15/27)(b)	7,825	4,822,156
9.75%, 06/15/25 (Call 06/15/23)	8,133	7,777,181
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	17,149	15,176,865
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	6,409	6,236,059
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	18,103	15,790,845
4.88%, 09/15/27 (Call 09/15/23)(a)(b)	16,506	15,796,759
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	16,335	14,926,106
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	8,090	7,614,713
5.25%, 03/15/28 (Call 12/27/23)(a)(b)	13,326	12,818,779
5.25%, 07/15/30 (Call 07/15/25)(a)	21,552	19,892,496
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	9,607	8,763,986
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	12,275	10,801,318
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	10,507	8,957,218
4.75%, 06/15/29 (Call 06/15/24)(a)	10,479	8,301,202
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	21,138	14,393,921
4.63%, 08/01/29 (Call 08/01/24)(b)	14,642	11,127,309
5.00%, 10/15/27 (Call 09/07/23)(b)	22,650	19,049,782
5.25%, 08/01/26 (Call 08/01/23)(b)	8,425	7,517,206
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)(b)	6,725	3,462,703
4.50%, 02/01/25 (Call 11/01/24)(b)	10,946	9,302,275
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	12,886	11,189,826
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	12,193	11,277,172
7.50%, 06/01/25 (Call 06/01/23)(a)	10,874	10,928,370
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	9,635	8,671,380
4.75%, 10/15/27 (Call 10/15/23)(b)	11,581	10,965,759
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	8,236	7,655,056
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	8,262	6,929,408
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	25,053	21,469,086
3.88%, 02/15/27 (Call 02/15/24)(b)	24,624	22,931,100

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	$7,217	$5,631,485
4.35%, 10/01/24 (Call 09/01/24)	13,527	12,950,412
4.38%, 02/15/30 (Call 08/15/29)(b)	6,882	5,124,200
4.75%, 10/01/26 (Call 08/01/26)	7,372	6,340,952
4.95%, 02/15/27 (Call 08/15/26)	7,002	5,934,195
4.95%, 10/01/29 (Call 07/01/29)	6,533	4,945,481
5.50%, 12/15/27 (Call 09/15/27)(b)	7,836	6,891,351
7.50%, 09/15/25 (Call 06/15/25)(b)	13,241	13,009,282
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	6,289	5,437,037
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	6,617	6,190,204
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	8,255	7,100,621
4.75%, 03/15/25 (Call 09/15/24)(b)	7,954	7,510,326
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	11,396	6,722,614
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	9,204	7,317,180
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	18,331	11,162,398
10.50%, 02/15/28 (Call 09/15/25)(a)(b)	43,198	41,092,097
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,470	7,345,952
6.38%, 08/15/25 (Call 08/15/23)(a)	8,628	8,495,779

		533,401,920

Retail — 4.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	12,545	11,246,467
3.88%, 01/15/28 (Call 09/15/23)(a)(b)	26,129	24,486,792
4.00%, 10/15/30 (Call 10/15/25)(a)	46,234	40,373,392
4.38%, 01/15/28 (Call 11/15/23)(a)(b)	12,176	11,442,396
5.75%, 04/15/25 (Call 04/15/24)(a)	7,837	7,872,103
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)(b)	7,005	6,430,882
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	13,301	11,840,262
4.75%, 03/01/30 (Call 03/01/25)(b)	7,376	6,533,026
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	9,709	8,361,876
Bath & Body Works Inc.
5.25%, 02/01/28(b)	8,308	7,939,696
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	16,803	16,130,880
7.50%, 06/15/29 (Call 06/15/24)(b)	7,665	7,815,301
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	14,389	5,850,927
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	10,215	4,392,450
5.63%, 10/01/25 (Call 10/01/23)(a)(b)	8,618	5,443,301
5.88%, 10/01/28 (Call 10/01/23)(a)	9,360	3,925,058
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	60,040	32,916,930
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)	13,177	12,485,208
8.50%, 10/30/25 (Call 10/30/23)(a)(b)	10,988	10,468,597
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)(b)	10,868	10,107,240
5.88%, 04/01/29 (Call 04/01/24)(a)	13,578	11,473,410
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	16,528	14,442,869
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	20,618	16,700,580
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)(b)	8,072	7,368,223
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	9,485	8,825,497

Security	Par (000)	Value

Retail (continued)
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	$12,016	$8,508,890
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	12,527	8,741,466
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	9,035	8,896,325
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	8,690	5,909,287
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	13,468	10,740,730
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	15,691	13,312,558
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	13,425	11,615,773
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	9,129	7,850,940
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	6,887	6,437,516
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	8,592	7,870,530
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	6,897	6,144,472
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	6,701	5,893,841
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	13,961	11,486,692
7.88%, 05/01/29 (Call 04/01/24)(a)(b)	21,876	14,669,225
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,104	6,962,349
4.75%, 09/15/29 (Call 09/15/24)	8,418	7,836,653
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)	18,071	16,860,243
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	7,269	5,395,415
4.38%, 04/01/30 (Call 01/01/30)(b)	8,528	6,681,773
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)(b)	9,525	9,097,847
3.75%, 06/15/29 (Call 06/15/24)(b)	8,402	7,305,875
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	20,028	18,931,667
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	19,198	18,903,541
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	7,408	3,647,551
4.45%, 02/15/25 (Call 11/15/24)(b)	10,805	7,928,169
4.75%, 02/15/27 (Call 11/15/26)(b)	9,320	4,712,425
4.85%, 04/01/24(b)	2,710	2,338,595
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)(b)	383	263,313
8.00%, 11/15/26 (Call 01/15/24)(a)(b)	9,786	5,287,669
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,943	9,178,441
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	8,247	6,659,453
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	10,236	9,044,456
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	13,675	11,141,280
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	7,053	5,851,639
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	33,453	28,257,749
10.75%, 04/15/27 (Call 04/15/24)(a)(b)	16,137	10,948,451
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	10,854	9,476,041
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	17,341	15,342,276
4.63%, 01/31/32 (Call 10/01/26)(b)	18,838	17,589,983
4.75%, 01/15/30 (Call 10/15/29)(a)	13,458	13,020,615

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.38%, 04/01/32 (Call 04/01/27)(b)	$16,597	$16,202,821

		707,817,898

Semiconductors — 0.3%
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	26,854	24,974,220
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	15,179	14,420,050
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	6,842	5,858,805
4.38%, 04/15/28 (Call 04/15/24)(a)(b)	6,050	5,530,582

		50,783,657

Software — 2.2%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	17,588	15,951,217
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	14,875	13,373,071
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	15,400	13,879,250
Cloud Software Group Inc., 9.00%, 09/30/29 (Call 09/30/25)(b)	27,330	23,461,687
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)	15,762	14,715,376
5.25%, 05/15/26 (Call 02/15/26)(a)	7,083	7,073,198
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	38,327	31,558,482
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)	267	216,756
3.63%, 09/01/30 (Call 03/01/25)(a)	769	663,982
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	452	407,916
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	14,851	13,178,777
3.88%, 12/01/29 (Call 12/01/24)(a)	13,869	11,649,960
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	15,050	12,852,519
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	10,897	9,036,610
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b)	65,777	59,199,300
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)(b)	8,083	7,798,242
4.00%, 02/15/28 (Call 02/15/24)(a)	8,464	7,882,185
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	7,551	3,133,665
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	6,473	1,521,155
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	16,762	14,163,890
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	33,080	32,089,668
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	9,144	7,806,416
3.88%, 03/15/31 (Call 03/15/26)(b)	8,839	7,375,527
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)(b)	29,190	22,038,450

		331,027,299

Telecommunications — 5.4%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	18,299	11,254,800
10.50%, 05/15/27 (Call 05/15/23)(a)	26,070	19,270,292
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	32,429	24,321,750
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	7,790	5,799,006
5.13%, 07/15/29 (Call 04/15/24)(a)	41,640	30,818,180
5.50%, 01/15/28 (Call 09/15/23)(a)	17,993	14,170,387
8.13%, 02/01/27 (Call 08/01/23)(a)(b)	29,002	25,910,677

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(c)	$8,479	$7,476,528
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(c)	7,957	6,425,278
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)	20,453	17,946,655
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	20,811	16,805,715
6.00%, 03/01/26 (Call 03/01/24)(a)	25,038	23,921,280
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	11,510	8,258,425
8.25%, 03/01/27 (Call 03/01/24)(a)(b)	16,888	13,088,200
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)(b)	12,273	8,437,688
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	21,803	20,494,820
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)(b)	34,689	33,066,942
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	6,120	4,482,900
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	12,167	9,470,706
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	26,185	22,977,337
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	18,947	17,433,135
5.88%, 11/01/29 (Call 11/01/24)(b)	12,068	9,201,634
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	16,521	12,638,565
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	16,825	13,548,331
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	12,608	12,261,280
8.75%, 05/15/30 (Call 05/15/25)(a)	19,647	19,425,971
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	12,525	11,978,785
6.63%, 08/01/26(b)	12,205	11,533,725
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	20,031	19,279,838
7.00%, 10/15/28 (Call 10/15/24)(a)	15,127	14,348,748
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	49,396	45,732,397
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	11,827	9,225,060
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	13,084	7,358,311
3.75%, 07/15/29 (Call 01/15/24)(a)	13,823	7,775,438
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	12,159	8,876,070
4.25%, 07/01/28 (Call 07/01/23)(a)	19,358	11,276,035
4.63%, 09/15/27 (Call 09/15/23)(a)(b)	15,817	9,770,952
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	13,510	12,935,825
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/24)(a)(b)	20,321	13,513,465
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	6,459	2,745,075
5.38%, 06/15/29 (Call 06/15/24)(a)	200	88,649
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(c)	2,632	2,379,933
Sprint LLC
7.13%, 06/15/24(b)	19,513	19,830,086
7.63%, 02/15/25 (Call 11/15/24)(b)	7,534	7,767,177
7.63%, 03/01/26 (Call 11/01/25)(b)	16,815	17,794,978
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	20,494	20,071,557
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(a)(b)	6,594	3,559,009
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	8,462	4,730,434
6.50%, 10/15/27 (Call 10/15/23)(a)(b)	199	71,500

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
ViaSat Inc.
5.63%, 09/15/25 (Call 05/09/23)(a)(b)	$11,390	$10,879,038
5.63%, 04/15/27 (Call 04/15/24)(a)	10,017	9,290,768
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	6,290	4,973,440
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	22,505	18,647,774
4.75%, 07/15/31 (Call 07/15/26)(a)	23,126	19,667,756
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)(c)	7,522	6,651,923
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(b)(c)	16,033	12,901,539
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	30,800	31,342,098
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	22,778	18,822,220
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/30/23)(a)(b)	24,174	18,370,729
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	17,657	11,300,480

		834,397,294

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(a)(b)	9,926	9,380,070
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	9,916	8,949,190
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	7,538	7,576,632

		25,905,892

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. LIBOR US + 4.300%)(a)(b)(c)	8,239	7,794,725
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	16,604	15,234,170
6.50%, 10/01/25 (Call 10/01/23)(a)	10,789	10,657,412
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	7,101	7,412,409

		41,098,716

Total Long-Term Investments — 98.1% (Cost: $16,599,914,131)		15,053,148,039

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	2,892,010	$2,892,878,079
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	37,900	37,900,000

Total Short-Term Securities — 19.1% (Cost: $2,929,559,235)		2,930,778,079

Total Investments — 117.2% (Cost: $19,529,473,366)		17,983,926,118

Liabilities in Excess of Other Assets — (17.2)%		(2,641,114,416)

Net Assets — 100.0%		$15,342,811,702

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,053,148,039	$—	$15,053,148,039
Short-Term Securities
Money Market Funds	2,930,778,079	—	—	2,930,778,079

	$2,930,778,079	$15,053,148,039	$—	$17,983,926,118

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$2,787	$2,380,172
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	2,153	2,094,585

		4,474,757

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	9,784	9,075,282
2.95%, 02/01/30 (Call 11/01/29)(a)	8,813	7,822,336
3.20%, 03/01/29 (Call 12/01/28)(a)	10,849	9,932,019
3.25%, 02/01/28 (Call 12/01/27)	13,434	12,529,788
3.25%, 02/01/35 (Call 11/01/34)(a)	8,128	6,638,080
3.60%, 05/01/34 (Call 02/01/34)(a)	7,715	6,637,431
3.63%, 02/01/31 (Call 11/01/30)	14,743	13,496,481
3.75%, 02/01/50 (Call 08/01/49)(a)	15,385	11,563,880
3.90%, 05/01/49 (Call 11/01/48)(a)	10,086	7,663,422
3.95%, 08/01/59 (Call 02/01/59)(a)	7,591	5,590,359
5.04%, 05/01/27 (Call 03/01/27)(a)	18,552	18,636,085
5.15%, 05/01/30 (Call 02/01/30)	47,279	47,574,508
5.71%, 05/01/40 (Call 11/01/39)	32,091	32,148,404
5.81%, 05/01/50 (Call 11/01/49)	59,157	59,022,660
5.93%, 05/01/60 (Call 11/01/59)	36,523	36,184,903
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	7,000	6,799,627
3.63%, 04/01/30 (Call 01/01/30)(a)	13,108	12,606,652
3.75%, 05/15/28 (Call 02/15/28)	13,049	12,800,594
4.25%, 04/01/40 (Call 10/01/39)	5,327	4,969,263
4.25%, 04/01/50 (Call 10/01/49)	6,019	5,625,026
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)(a)	20,364	20,192,248
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	4,803	3,495,911
3.80%, 03/01/45 (Call 09/01/44)	10,020	8,700,135
3.90%, 06/15/32 (Call 03/15/32)(a)	8,561	8,297,981
4.07%, 12/15/42	15,553	14,292,546
4.09%, 09/15/52 (Call 03/15/52)	15,427	13,894,929
4.15%, 06/15/53 (Call 12/15/52)(a)	11,424	10,326,344
4.70%, 05/15/46 (Call 11/15/45)(a)	12,429	12,293,023
5.10%, 11/15/27 (Call 10/15/27)(a)	7,193	7,483,736
5.25%, 01/15/33 (Call 10/15/32)(a)	10,799	11,525,660
5.70%, 11/15/54 (Call 05/15/54)(a)	12,273	13,937,399
5.90%, 11/15/63 (Call 05/15/63)(a)	6,172	7,202,425
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	5,839	5,615,194
3.25%, 01/15/28 (Call 10/15/27)	22,916	21,818,278
4.03%, 10/15/47 (Call 04/15/47)(a)	23,725	20,454,812
4.40%, 05/01/30 (Call 02/01/30)(a)	9,667	9,653,972
4.70%, 03/15/33 (Call 12/15/32)(a)	10,551	10,618,228
4.75%, 06/01/43	7,439	7,084,686
4.95%, 03/15/53 (Call 09/15/52)(a)	11,162	11,044,574
5.25%, 05/01/50 (Call 11/01/49)(a)	10,253	10,581,339
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	17,555	14,377,208
2.25%, 07/01/30 (Call 04/01/30)(a)	8,153	7,040,255
2.38%, 03/15/32 (Call 12/15/31)(a)	12,764	10,744,504
2.82%, 09/01/51 (Call 03/01/51)(a)	14,231	9,820,294
3.03%, 03/15/52 (Call 09/15/51)	11,894	8,545,626
3.13%, 05/04/27 (Call 02/04/27)(a)	11,086	10,583,397

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 07/01/50 (Call 01/01/50)(a)	$10,754	$7,931,860
3.50%, 03/15/27 (Call 12/15/26)	11,228	10,889,310
3.75%, 11/01/46 (Call 05/01/46)(a)	12,523	10,366,583
4.13%, 11/16/28 (Call 08/16/28)	31,388	30,958,775
4.15%, 05/15/45 (Call 11/16/44)	10,104	8,862,158
4.35%, 04/15/47 (Call 10/15/46)(a)	11,247	10,223,532
4.45%, 11/16/38 (Call 05/16/38)(a)	8,660	8,219,926
4.50%, 06/01/42	39,218	37,063,771
4.63%, 11/16/48 (Call 05/16/48)(a)	18,505	17,580,784
5.15%, 02/27/33 (Call 11/27/32)	12,470	12,977,761
5.38%, 02/27/53 (Call 08/27/52)	12,433	13,077,427

		785,093,391

Agriculture — 1.6%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	15,831	12,581,203
3.40%, 05/06/30 (Call 02/06/30)	6,396	5,716,384
3.40%, 02/04/41 (Call 08/04/40)(a)	14,743	10,386,787
3.70%, 02/04/51 (Call 08/04/50)	12,746	8,535,481
3.88%, 09/16/46 (Call 03/16/46)(a)	15,634	11,225,420
4.00%, 02/04/61 (Call 08/04/60)(a)	9,629	6,781,949
4.25%, 08/09/42(a)	11,387	9,007,316
4.80%, 02/14/29 (Call 11/14/28)(a)	17,083	16,966,943
5.38%, 01/31/44(a)	17,748	16,225,752
5.80%, 02/14/39 (Call 08/14/38)	20,525	20,268,825
5.95%, 02/14/49 (Call 08/14/48)(a)	25,628	24,135,771
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	3,223	3,061,061
2.70%, 09/15/51 (Call 03/15/51)(a)	1,463	1,021,617
2.90%, 03/01/32 (Call 12/01/31)(a)	9,213	8,215,177
3.25%, 03/27/30 (Call 12/27/29)	9,955	9,343,819
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	19,945	17,325,298
2.73%, 03/25/31 (Call 12/25/30)(a)	14,660	11,886,287
3.22%, 09/06/26 (Call 07/06/26)	10,045	9,502,640
3.56%, 08/15/27 (Call 05/15/27)	39,658	37,150,702
3.73%, 09/25/40 (Call 03/25/40)(a)	6,575	4,723,702
3.98%, 09/25/50 (Call 03/25/50)(a)	9,836	6,759,953
4.39%, 08/15/37 (Call 02/15/37)	24,134	19,687,844
4.54%, 08/15/47 (Call 02/15/47)	26,268	19,639,063
4.70%, 04/02/27 (Call 02/02/27)(a)	10,778	10,654,958
4.74%, 03/16/32 (Call 12/16/31)(a)	10,245	9,561,577
4.76%, 09/06/49 (Call 03/06/49)	8,950	6,834,923
4.91%, 04/02/30 (Call 01/02/30)	9,817	9,481,382
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)(a)	12,201	11,724,401
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	10,961	9,403,738
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,188	1,071,949
1.75%, 11/01/30 (Call 08/01/30)(a)	9,374	7,571,557
2.10%, 05/01/30 (Call 02/01/30)(a)	11,518	9,650,306
3.38%, 08/15/29 (Call 05/15/29)(a)	15,403	14,311,431
3.88%, 08/21/42(a)	11,706	9,387,641
4.13%, 03/04/43	7,080	5,837,143
4.25%, 11/10/44	8,728	7,298,506
4.38%, 11/15/41	10,308	8,897,456
4.88%, 02/15/28 (Call 01/15/28)(a)	7,511	7,574,154
4.88%, 11/15/43(a)	5,362	4,905,021
5.13%, 11/17/27 (Call 10/17/27)	12,777	13,088,103
5.13%, 02/15/30 (Call 12/15/29)(a)	21,413	21,659,063

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
5.38%, 02/15/33 (Call 11/15/32)	$17,724	$18,067,224
5.63%, 11/17/29 (Call 09/17/29)	12,534	13,102,280
5.75%, 11/17/32 (Call 08/17/32)(a)	14,778	15,518,461
6.38%, 05/16/38	16,357	18,084,211
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	6,165	5,887,153
5.85%, 08/15/45 (Call 02/12/45)(a)	24,708	22,361,239

		552,082,871

Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	21,705	21,885,141

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	9,024	8,521,030
2.75%, 03/27/27 (Call 01/27/27)	8,045	7,681,491
2.85%, 03/27/30 (Call 12/27/29)(a)	14,971	13,852,108
3.25%, 03/27/40 (Call 09/27/39)	9,038	7,630,421
3.38%, 03/27/50 (Call 09/27/49)(a)	14,826	12,239,640
3.88%, 11/01/45 (Call 05/01/45)(a)	8,564	7,717,849
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	12,369	10,522,241

		68,164,780

Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.30%, 09/09/26	2,758	2,498,837
2.00%, 03/24/28(a)	7,196	6,468,600
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	6,110	5,046,399
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	10,391	9,978,523
5.00%, 10/01/28 (Call 07/01/28)(a)	11,227	11,112,379
5.00%, 04/01/35(a)	6,819	6,231,309
5.15%, 04/01/38 (Call 10/01/37)	8,346	7,479,178
5.20%, 04/01/45	13,247	11,208,621
5.40%, 10/15/29 (Call 08/15/29)(a)	11,919	11,786,160
5.40%, 04/01/48 (Call 10/01/47)(a)	6,990	5,998,072
5.60%, 10/15/32 (Call 07/15/32)(a)	16,029	15,702,913
5.95%, 04/01/49 (Call 10/01/48)(a)	10,006	9,280,515
6.25%, 10/02/43(a)	15,170	14,665,105
6.60%, 04/01/36 (Call 10/01/35)	10,745	11,027,957
6.75%, 04/01/46 (Call 10/01/45)(a)	6,791	6,866,276
6.80%, 10/01/27 (Call 08/01/27)	12,036	12,725,252
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	13,179	11,786,550
2.35%, 02/26/27 (Call 01/26/27)	11,418	10,265,539
2.35%, 01/08/31 (Call 10/08/30)	5,337	4,218,638
2.40%, 04/10/28 (Call 02/10/28)(a)	14,109	12,299,545
2.40%, 10/15/28 (Call 08/15/28)(a)	13,079	11,233,747
2.70%, 08/20/27 (Call 06/20/27)	11,355	10,181,818
2.70%, 06/10/31 (Call 03/10/31)(a)	13,351	10,689,354
3.10%, 01/12/32 (Call 10/12/31)(a)	15,170	12,389,662
3.60%, 06/21/30 (Call 03/21/30)(a)	13,676	11,988,376
4.00%, 10/06/26 (Call 07/06/26)(a)	9,365	8,975,069
4.30%, 04/06/29 (Call 02/06/29)	12,567	11,719,631
4.35%, 01/17/27 (Call 10/17/26)	11,023	10,674,093
5.00%, 04/09/27 (Call 03/09/27)	14,239	14,067,406
5.85%, 04/06/30 (Call 02/06/30)(a)	2,906	2,905,046
6.00%, 01/09/28 (Call 12/09/27)	10,911	11,139,896
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	13,001	12,215,448
2.97%, 03/10/32 (Call 12/10/31)(a)	11,629	10,518,910

Security	Par (000)	Value

Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	$19,249	$24,512,620
Toyota Motor Credit Corp.
1.13%, 06/18/26(a)	7,057	6,402,862
1.90%, 01/13/27(a)	7,437	6,840,069
1.90%, 04/06/28(a)	9,962	8,910,174
2.15%, 02/13/30(a)	10,330	9,085,198
3.05%, 03/22/27(a)	15,796	15,080,978
3.20%, 01/11/27(a)	7,738	7,459,569
3.38%, 04/01/30(a)	9,141	8,621,595
4.45%, 06/29/29(a)	7,596	7,714,252
4.55%, 09/20/27	12,759	12,896,289
4.63%, 01/12/28(a)	11,387	11,588,880

		444,457,310

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	13,661	8,658,616
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	9,351	8,177,558
4.15%, 05/01/52 (Call 11/01/51)(a)	8,863	6,864,488
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	4,876	4,522,141
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	6,074	5,228,592

		33,451,395

Banks — 24.0%
Banco Bilbao Vizcaya Argentaria SA, 6.13%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)(b)	2,627	2,690,260
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)(b)	21,165	18,614,355
2.75%, 12/03/30	14,925	11,811,173
2.96%, 03/25/31(a)	5,139	4,315,267
3.31%, 06/27/29(a)	6,647	6,067,843
3.49%, 05/28/30(a)	7,051	6,286,445
3.80%, 02/23/28(a)	13,229	12,345,713
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	20,999	19,965,874
4.25%, 04/11/27	13,043	12,537,140
4.38%, 04/12/28	14,255	13,642,066
5.29%, 08/18/27	20,167	20,083,295
Bank of America Corp.
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	49,909	44,766,961
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	24,280	19,499,338
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	22,197	17,718,065
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	25,994	22,463,271
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	31,995	25,809,976
2.50%, 02/13/31 (Call 02/13/30), (3-mo. LIBOR US + 0.990%)(b)	29,695	25,074,604
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	19,597	17,892,445
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	27,831	22,850,484
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	26,731	22,688,570

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	$45,451	$32,259,829
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	38,468	32,199,366
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	8,157	5,422,448
2.88%, 10/22/30 (Call 10/22/29), (3-mo. LIBOR US + 1.190%)(b)	17,972	15,664,722
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	33,318	28,107,571
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)(b)	17,677	12,068,724
3.19%, 07/23/30 (Call 07/23/29), (3-mo. LIBOR US + 1.180%)(b)	21,413	19,087,844
3.25%, 10/21/27 (Call 10/21/26)(a)	22,388	21,134,901
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	29,769	23,019,796
3.42%, 12/20/28 (Call 12/20/27), (3-mo. LIBOR US + 1.040%)(b)	52,750	48,982,632
3.50%, 04/19/26	17,790	17,274,896
3.56%, 04/23/27 (Call 04/23/26), (3-mo. LIBOR US + 1.060%)(b)	24,793	23,651,984
3.59%, 07/21/28 (Call 07/21/27), (3-mo. LIBOR US + 1.370%)(b)	17,276	16,268,954
3.71%, 04/24/28 (Call 04/24/27), (3-mo. LIBOR US + 1.512%)(b)	17,001	16,132,133
3.82%, 01/20/28 (Call 01/20/27), (3-mo. LIBOR US + 1.575%)(b)	21,512	20,597,028
3.95%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.19%)(b)	11,133	9,105,504
3.97%, 03/05/29 (Call 03/05/28), (3-mo. LIBOR US + 1.070%)(b)	22,029	20,912,597
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.210%)(a)(b)	25,950	24,325,182
4.08%, 04/23/40 (Call 04/23/39), (3-mo. LIBOR US + 1.32%)(b)	13,852	11,996,860
4.08%, 03/20/51 (Call 03/20/50), (3-mo. LIBOR US + 3.15%)(b)	45,543	38,080,497
4.24%, 04/24/38 (Call 04/24/37), (3-mo. LIBOR US + 1.814%)(b)	14,773	13,264,257
4.25%, 10/22/26	18,860	18,332,378
4.27%, 07/23/29 (Call 07/23/28), (3-mo. LIBOR US + 1.310%)(b)	25,911	24,841,878
4.33%, 03/15/50 (Call 03/15/49), (3-mo. LIBOR US + 1.520%)(b)	24,076	20,697,598
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	19,740	19,164,881
4.44%, 01/20/48 (Call 01/20/47), (3-mo. LIBOR US + 1.990%)(b)	18,132	16,139,534
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	34,025	32,474,964
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	25,659	25,575,962
5.00%, 01/21/44	18,027	17,577,313
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)(b)	42,283	41,665,516
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	29,137	29,293,489
5.29%, 04/25/34 (Call 04/25/33)	38,633	38,837,620
5.88%, 02/07/42	13,812	14,817,603

Security	Par (000)	Value

Banks (continued)
6.11%, 01/29/37	$16,435	$17,602,293
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	17,080	17,747,929
7.75%, 05/14/38	15,611	18,908,983
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	17,713	17,109,968
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	17,677	14,731,252
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1-day SOFR + 1.650%)(b)	8,197	6,172,601
Bank of America NA, 6.00%, 10/15/36(a)	11,763	12,761,770
Bank of Montreal
1.25%, 09/15/26	6,546	5,828,573
2.65%, 03/08/27(a)	10,470	9,740,440
5.20%, 02/01/28 (Call 01/01/28)	15,651	15,913,089
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	12,155	12,130,271
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	7,376	6,721,120
2.45%, 08/17/26 (Call 05/17/26)	2,369	2,216,111
2.80%, 05/04/26 (Call 02/04/26)	578	551,515
3.25%, 05/16/27 (Call 02/16/27)	6,351	6,059,453
3.30%, 08/23/29 (Call 05/23/29)	2,325	2,155,164
3.40%, 01/29/28 (Call 10/29/27)(a)	6,316	6,023,341
3.85%, 04/28/28	6,094	5,932,268
4.97%, 04/26/34 (Call 04/26/33)	10,920	11,001,527
Bank of Nova Scotia (The)
1.30%, 09/15/26(a)	3,202	2,854,045
1.35%, 06/24/26	3,501	3,147,823
1.95%, 02/02/27(a)	6,142	5,595,142
2.45%, 02/02/32(a)	8,171	6,839,702
2.70%, 08/03/26(a)	7,786	7,292,441
4.85%, 02/01/30	17,831	17,755,591
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	22,199	19,873,939
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(b)	7,624	6,191,034
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	14,227	11,410,358
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(b)	16,766	13,429,755
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(b)	12,481	8,947,599
4.34%, 01/10/28 (Call 01/10/27)(a)	18,348	17,679,415
4.84%, 05/09/28 (Call 05/07/27)	19,891	18,913,399
4.95%, 01/10/47(a)	13,596	12,339,190
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(b)	16,393	15,858,049
5.20%, 05/12/26	13,292	12,979,362
5.25%, 08/17/45(a)	14,878	14,093,473
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)(b)	19,949	19,902,144
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(b)	11,356	11,186,935
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)(b)	17,308	18,440,644
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)(b)	23,440	25,797,091
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	528	474,082
3.45%, 04/07/27	8,365	7,991,662

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.60%, 04/07/32 (Call 03/07/32)(a)	$6,759	$6,237,790
5.00%, 04/28/28	7,060	7,086,832
Citigroup Inc.
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	32,630	29,309,584
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	15,030	12,304,003
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	30,989	25,746,089
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	37,196	31,538,399
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)(b)	25,613	21,953,671
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	13,257	9,564,979
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(b)	23,955	21,039,097
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	32,887	28,022,934
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	26,818	25,063,953
3.20%, 10/21/26 (Call 07/21/26)	35,085	33,292,241
3.40%, 05/01/26	8,624	8,306,170
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	23,945	22,484,542
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	28,407	26,843,197
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	32,453	29,206,025
3.88%, 01/24/39 (Call 01/22/38), (3-mo. SOFR + 1.430%)(b)	4,435	3,814,889
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	28,689	27,609,223
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	27,380	25,692,456
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	23,469	22,411,174
4.13%, 07/25/28(a)	22,508	21,484,246
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	10,564	9,269,514
4.30%, 11/20/26	13,194	12,887,868
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	43,577	41,693,567
4.45%, 09/29/27	35,376	34,555,210
4.65%, 07/30/45	10,737	9,856,924
4.65%, 07/23/48 (Call 06/23/48)(a)	25,502	23,617,548
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)(b)	18,671	18,521,027
4.75%, 05/18/46	19,863	17,431,179
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	26,990	26,410,193
5.30%, 05/06/44	9,287	8,819,964
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)(b)	14,057	13,906,516
5.88%, 01/30/42	9,861	10,522,845
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)(b)	28,933	31,314,102
6.63%, 06/15/32(a)	10,045	10,859,049
6.68%, 09/13/43	10,556	11,782,178
8.13%, 07/15/39	21,331	27,672,853

Security	Par (000)	Value

Banks (continued)
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)(b)	$6,015	$5,613,004
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	2,403	2,044,748
Cooperatieve Rabobank UA
3.75%, 07/21/26	7,711	7,259,590
5.25%, 05/24/41	22,084	23,563,535
5.25%, 08/04/45(a)	7,592	7,208,014
5.75%, 12/01/43(a)	10,124	10,279,428
Credit Suisse AG/New York NY
1.25%, 08/07/26(a)	18,630	15,782,671
5.00%, 07/09/27(a)	12,555	12,098,626
7.50%, 02/15/28(a)	12,249	13,027,248
Credit Suisse Group AG
4.55%, 04/17/26	18,910	17,625,444
4.88%, 05/15/45(a)	17,211	14,686,146
Deutsche Bank AG/New York NY 1.69%, 03/19/26	1,778	1,600,432
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	17,833	15,480,444
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	13,140	11,431,374
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(b)	8,758	7,024,718
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(b)	14,332	12,019,582
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)(b)	14,794	15,026,241
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	4,094	3,796,373
4.65%, 09/13/28 (Call 06/13/28)(a)	8,774	8,381,588
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	1,875	1,667,571
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	12,231	11,650,113
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	6,386	6,556,135
8.25%, 03/01/38	12,556	14,496,603
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	6,092	6,257,180
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	30,735	27,247,051
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	46,907	42,077,995
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	28,088	22,482,854
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	43,038	35,153,370
2.60%, 02/07/30 (Call 11/07/29)	20,537	17,737,470
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	40,705	34,015,597
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	33,141	30,362,001
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	31,322	26,019,420
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)(b)	15,723	11,258,743
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)(b)	38,147	32,841,244

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	$23,352	$17,597,432
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	21,475	16,631,943
3.50%, 11/16/26 (Call 11/16/25)	31,168	29,734,107
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	35,178	33,497,413
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(b)	27,502	26,161,830
3.80%, 03/15/30 (Call 12/15/29)(a)	29,253	27,388,466
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.158%)(b)	26,854	25,250,851
3.85%, 01/26/27 (Call 01/26/26)	34,325	33,259,748
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.373%)(b)	24,866	21,600,935
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.301%)(a)(b)	37,822	36,343,201
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(b)	16,064	14,439,053
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	27,575	27,053,744
4.75%, 10/21/45 (Call 04/21/45)(a)	18,198	16,676,030
4.80%, 07/08/44 (Call 01/08/44)	17,225	16,072,474
5.15%, 05/22/45	20,024	18,920,037
5.95%, 01/15/27(a)	10,358	10,700,597
6.13%, 02/15/33(a)	11,587	12,526,833
6.25%, 02/01/41	27,419	30,261,136
6.75%, 10/01/37	59,893	65,637,194
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	23,232	20,686,182
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(b)	24,754	21,550,860
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	22,352	19,043,283
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	28,021	25,073,191
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(a)(b)	17,363	14,071,803
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)(b)	31,524	25,820,205
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)(b)	16,553	13,934,067
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)(b)	19,457	15,910,191
3.90%, 05/25/26	20,685	20,037,280
3.97%, 05/22/30 (Call 05/22/29), (3-mo. LIBOR US + 1.610%)(a)(b)	31,874	29,323,956
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(a)(b)	28,148	26,816,904
4.38%, 11/23/26(a)	16,434	15,889,361
4.58%, 06/19/29 (Call 06/19/28), (3-mo. LIBOR US + 1.535%)(b)	31,911	30,626,860
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	24,962	24,363,893
4.95%, 03/31/30(a)	27,735	27,357,835
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(b)	25,206	25,100,563
5.25%, 03/14/44(a)	13,099	11,950,480

Security	Par (000)	Value

Banks (continued)
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)(b)	$25,437	$25,118,816
6.10%, 01/14/42(a)	9,803	10,494,237
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)(b)	20,720	21,312,712
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)	27,240	28,383,086
6.33%, 03/09/44 (Call 03/09/43)	32,299	33,942,134
6.50%, 05/02/36(a)	10,886	11,665,158
6.50%, 09/15/37(a)	8,647	9,056,061
6.50%, 09/15/37	7,987	8,071,657
6.80%, 06/01/38(a)	5,660	6,029,071
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	25,072	26,986,992
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(b)	3,991	3,794,433
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	7,362	6,009,228
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	3,471	3,311,393
5.65%, 01/10/30 (Call 11/10/29)(a)	7,254	7,233,580
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	11,646	10,500,362
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(b)	4,340	3,625,866
3.95%, 03/29/27	18,228	17,482,426
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	11,085	10,589,512
4.05%, 04/09/29(a)	5,736	5,485,044
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(b)	7,744	7,183,433
4.55%, 10/02/28	7,495	7,312,523
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	27,753	24,715,126
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	37,923	34,354,525
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)(b)	12,177	9,743,570
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	30,396	24,499,331
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(b)	19,250	16,757,679
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	13,813	12,422,838
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	27,559	23,618,170
2.53%, 11/19/41 (Call 11/19/40), (1-day SOFR + 1.510%)(a)(b)	15,136	10,604,404
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	30,597	25,448,131
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	35,979	30,222,209
2.74%, 10/15/30 (Call 10/15/29), (1-day SOFR + 1.510%)(a)(b)	38,821	34,056,471
2.95%, 10/01/26 (Call 07/01/26)(a)	27,967	26,540,638
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)(b)	16,762	15,597,599

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	$35,751	$30,597,086
3.11%, 04/22/41 (Call 04/22/40), (1-day SOFR + 2.460%)(b)	15,480	11,827,431
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)	23,390	16,776,870
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(b)	20,497	15,760,443
3.20%, 06/15/26 (Call 03/15/26)(a)	12,191	11,785,157
3.30%, 04/01/26 (Call 01/01/26)(a)	10,389	10,063,097
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	35,974	26,841,802
3.51%, 01/23/29 (Call 01/23/28), (3-mo. LIBOR US + 0.945%)(b)	22,398	21,067,328
3.54%, 05/01/28 (Call 05/01/27), (3-mo. LIBOR US + 1.380%)(a)(b)	24,160	22,953,674
3.63%, 12/01/27 (Call 12/01/26)	10,933	10,420,853
3.70%, 05/06/30 (Call 05/06/29), (3-mo. LIBOR US + 1.160%)(b)	25,335	23,648,586
3.78%, 02/01/28 (Call 02/01/27), (3-mo. LIBOR US + 1.337%)(a)(b)	28,104	26,999,695
3.88%, 07/24/38 (Call 07/24/37), (3-mo. LIBOR US + 1.360%)(b)	20,627	18,180,450
3.90%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.220%)(b)	16,884	13,839,200
3.96%, 11/15/48 (Call 11/15/47), (3-mo. LIBOR US + 1.380%)(b)	41,044	34,593,053
4.01%, 04/23/29 (Call 04/23/28), (3-mo. LIBOR US + 1.120%)(b)	22,839	21,860,077
4.03%, 07/24/48 (Call 07/24/47), (3-mo. LIBOR US + 1.460%)(b)	14,507	12,323,882
4.13%, 12/15/26(a)	19,870	19,562,800
4.20%, 07/23/29 (Call 07/23/28), (3-mo. LIBOR US + 1.260%)(b)	24,368	23,545,894
4.25%, 10/01/27	15,516	15,252,090
4.26%, 02/22/48 (Call 02/22/47), (3-mo. LIBOR US + 1.580%)(a)(b)	19,249	16,951,903
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	29,494	28,938,655
4.45%, 12/05/29 (Call 12/05/28), (3-mo. LIBOR US + 1.330%)(b)	25,310	24,659,136
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)(b)	30,380	29,565,868
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	20,464	19,989,268
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	20,752	20,175,978
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	34,834	34,959,462
4.85%, 02/01/44	10,502	10,126,901
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(b)	45,865	45,580,963
4.95%, 06/01/45	16,534	15,676,677
5.40%, 01/06/42(a)	13,050	13,453,693
5.50%, 10/15/40(a)	12,757	13,253,689
5.60%, 07/15/41(a)	17,961	18,717,018
5.63%, 08/16/43	12,721	13,215,596
6.40%, 05/15/38(a)	24,234	27,279,906
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)(a)	10,315	9,580,221

Security	Par (000)	Value

Banks (continued)
KeyBank NA/Cleveland OH
4.90%, 08/08/32	$7,767	$6,911,371
5.85%, 11/15/27 (Call 10/16/27)(a)	8,623	8,618,226
KeyCorp
2.25%, 04/06/27(a)	7,337	6,411,825
2.55%, 10/01/29(a)	8,326	6,785,484
4.10%, 04/30/28	7,587	7,016,307
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)(b)	8,900	8,092,097
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)(b)	15,599	13,948,830
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	22,444	20,830,638
3.75%, 01/11/27(a)	18,531	17,642,850
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	12,213	11,503,498
4.34%, 01/09/48	15,376	12,020,626
4.38%, 03/22/28(a)	21,544	20,837,256
4.55%, 08/16/28(a)	10,270	9,971,492
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(b)	7,736	7,503,478
5.30%, 12/01/45(a)	5,050	4,546,342
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)(b)	13,205	13,498,136
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(b)	10,063	9,431,460
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/28/27)	12,228	11,611,321
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(b)	24,134	21,477,071
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	13,920	12,381,651
2.05%, 07/17/30	10,463	8,599,880
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(b)	23,103	18,551,388
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	16,007	14,504,120
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(b)	11,655	9,501,639
2.56%, 02/25/30(a)	14,982	12,845,230
2.76%, 09/13/26	7,348	6,833,168
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(b)	12,347	10,310,696
3.20%, 07/18/29(a)	19,278	17,352,199
3.29%, 07/25/27(a)	13,514	12,752,963
3.68%, 02/22/27(a)	10,745	10,577,507
3.74%, 03/07/29	17,830	16,806,802
3.75%, 07/18/39(a)	12,410	10,729,105
3.96%, 03/02/28(a)	12,216	11,772,515
4.05%, 09/11/28(a)	8,926	8,732,191
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	9,329	8,997,791
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	15,094	15,063,424
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(b)	17,475	17,495,947
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	14,377	14,543,536

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.41%, 04/19/34 (Call 04/19/33)	$4,181	$4,221,724
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)(b)	12,841	13,039,717
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)(b)	11,880	12,042,722
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(b)	8,568	8,718,669
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)(b)	3,625	3,679,101
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	13,548	11,962,994
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(b)	11,708	10,397,042
1.98%, 09/08/31 (Call 09/08/30), (1-day SOFR + 1.532%)(a)(b)	6,834	5,449,699
2.20%, 07/10/31 (Call 07/10/30), (1-day SOFR + 1.772%)(a)(b)	12,283	10,014,781
2.56%, 09/13/31(a)	11,021	8,807,500
2.84%, 09/13/26(a)	6,596	6,140,832
3.15%, 07/16/30 (Call 07/16/29), (3-mo. LIBOR US + 1.130%)(b)	3,978	3,528,817
3.17%, 09/11/27(a)	10,722	9,993,081
4.02%, 03/05/28(a)	12,418	11,871,930
4.25%, 09/11/29 (Call 09/11/28), (3-mo. LIBOR US + 1.270%)(a)(b)	6,807	6,542,736
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	6,556	6,623,822
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)(b)	12,599	12,826,297
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(b)	8,881	9,120,459
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(b)	3,720	3,808,080
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)(b)	10,113	10,392,492
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	31,780	28,238,748
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(b)	36,934	33,223,463
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	29,898	23,624,909
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	25,534	20,328,360
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	37,595	30,377,749
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	24,388	22,281,567
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)(b)	25,722	21,188,166
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	35,780	30,895,039
2.80%, 01/25/52 (Call 07/25/51), (1-day SOFR + 1.430%)(a)(b)	21,579	14,453,001
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	26,920	22,866,946
3.13%, 07/27/26(a)	26,580	25,273,479
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)(b)	21,486	16,671,234

Security	Par (000)	Value

Banks (continued)
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	$31,400	$29,702,682
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	29,036	26,565,260
3.63%, 01/20/27(a)	33,236	31,975,910
3.77%, 01/24/29 (Call 01/24/28), (3-mo. LIBOR US + 1.140%)(b)	32,632	30,942,684
3.95%, 04/23/27	20,769	19,986,798
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(b)	21,391	18,877,985
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	24,892	24,153,397
4.30%, 01/27/45(a)	26,387	23,703,302
4.35%, 09/08/26	19,673	19,214,595
4.38%, 01/22/47	23,444	21,139,532
4.43%, 01/23/30 (Call 01/23/29), (3-mo. LIBOR US + 1.628%)(a)(b)	32,285	31,174,076
4.46%, 04/22/39 (Call 04/22/38), (3-mo. LIBOR US + 0.408%)(b)	12,096	11,148,104
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	22,809	22,440,103
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	25,941	26,106,073
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	13,177	13,284,253
5.25%, 04/21/34 (Call 04/21/33)	17,062	17,265,932
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(a)(b)	20,593	21,637,831
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	24,964	26,235,030
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)(b)	30,820	33,517,357
6.38%, 07/24/42(a)	20,706	23,572,644
7.25%, 04/01/32	11,213	13,072,349
National Australia Bank Ltd., 3.91%, 06/09/27(a)	8,764	8,577,604
National Australia Bank Ltd./New York, 2.50%, 07/12/26(a)	5,010	4,713,569
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	12,892	11,470,899
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	8,131	7,435,073
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(b)	15,605	14,826,610
4.80%, 04/05/26	4,026	4,006,558
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	20,663	20,138,526
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(b)	20,454	20,230,691
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	8,604	8,655,957
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(b)	10,224	10,621,952
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	8,114	6,861,700
4.00%, 05/10/27 (Call 04/10/27)(a)	5,707	5,613,479
6.13%, 11/02/32 (Call 08/02/32)(a)	10,934	11,675,763
PNC Bank NA
2.70%, 10/22/29(a)	7,122	6,160,665
3.10%, 10/25/27 (Call 09/25/27)(a)	9,009	8,440,583

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 07/26/28	$15,591	$14,844,280
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(b)	6,826	5,610,970
2.55%, 01/22/30 (Call 10/24/29)(a)	24,124	20,652,959
2.60%, 07/23/26 (Call 05/24/26)(a)	5,642	5,277,471
3.15%, 05/19/27 (Call 04/19/27)(a)	6,551	6,158,029
3.45%, 04/23/29 (Call 01/23/29)(a)	19,203	17,728,029
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(b)	16,771	16,463,780
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)(b)	10,868	10,934,431
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)(b)	16,476	17,373,141
Royal Bank of Canada
1.15%, 07/14/26	3,673	3,307,691
1.20%, 04/27/26	9,934	8,984,765
1.40%, 11/02/26	12,045	10,767,478
2.30%, 11/03/31	15,400	12,752,889
3.63%, 05/04/27	13,761	13,249,321
3.88%, 05/04/32	8,529	7,969,176
4.24%, 08/03/27	17,044	16,672,270
4.90%, 01/12/28(a)	10,305	10,361,840
5.00%, 02/01/33(a)	17,720	17,746,436
5.00%, 05/02/33	8,450	8,458,258
6.00%, 11/01/27	14,742	15,500,617
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	12,113	10,627,710
3.24%, 10/05/26 (Call 08/05/26)(a)	7,861	7,222,696
4.40%, 07/13/27 (Call 04/14/27)	6,835	6,512,183
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	12,613	12,674,106
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	11,025	9,776,976
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)(b)	9,038	8,329,575
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)(b)	10,083	10,367,916
State Street Corp.
2.20%, 03/03/31(a)	2,044	1,682,087
2.40%, 01/24/30(a)	2,950	2,569,886
2.65%, 05/19/26(a)	881	834,527
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	15,266	13,565,058
1.90%, 09/17/28	28,848	24,668,718
2.13%, 07/08/30(a)	19,008	15,714,178
2.14%, 09/23/30(a)	5,088	4,123,527
2.22%, 09/17/31(a)	6,678	5,406,407
2.63%, 07/14/26(a)	14,086	13,166,976
2.75%, 01/15/30	17,672	15,386,871
2.93%, 09/17/41(a)	1,585	1,139,520
3.01%, 10/19/26(a)	17,399	16,305,957
3.04%, 07/16/29(a)	32,703	29,255,796
3.35%, 10/18/27(a)	6,918	6,475,956
3.36%, 07/12/27(a)	19,883	18,913,557
3.45%, 01/11/27	11,299	10,738,853
3.54%, 01/17/28	7,326	6,892,103
3.94%, 07/19/28	11,646	11,110,511

Security	Par (000)	Value

Banks (continued)
5.52%, 01/13/28	$22,506	$23,017,973
5.71%, 01/13/30(a)	18,118	18,730,022
5.77%, 01/13/33(a)	20,535	21,568,574
Toronto-Dominion Bank (The)
1.20%, 06/03/26	7,704	6,904,205
1.25%, 09/10/26	5,567	4,957,929
1.95%, 01/12/27	8,544	7,728,862
2.00%, 09/10/31	13,939	11,291,213
2.80%, 03/10/27	13,975	13,002,490
3.20%, 03/10/32	19,528	17,319,770
4.11%, 06/08/27	17,846	17,378,297
4.46%, 06/08/32	25,430	24,505,714
4.69%, 09/15/27	17,374	17,259,797
5.16%, 01/10/28	13,904	14,070,057
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)(a)	12,961	10,645,685
3.30%, 05/15/26 (Call 04/15/26)(a)	3,914	3,632,433
3.80%, 10/30/26 (Call 09/30/26)(a)	9,627	9,000,108
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	5,295	4,510,060
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	9,116	7,708,367
1.95%, 06/05/30 (Call 03/05/30)(a)	6,474	5,206,738
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(b)	9,081	8,691,854
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)(b)	20,708	20,277,599
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(b)	16,564	16,065,556
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(a)(b)	8,398	8,739,873
U.S. Bancorp
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)	18,694	18,180,115
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)(b)	22,092	21,124,894
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	13,719	10,762,808
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(b)	14,086	12,701,463
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)(b)	9,870	8,049,953
3.00%, 07/30/29 (Call 04/30/29)(a)	6,644	5,851,278
3.90%, 04/26/28 (Call 03/26/28)(a)	9,360	8,969,451
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)(b)	17,020	16,549,128
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)(b)	16,621	17,106,568
Series V, 2.38%, 07/22/26 (Call 06/22/26)	13,495	12,533,570
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	15,443	14,544,520
Wachovia Corp., 5.50%, 08/01/35(a)	8,835	8,879,786
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	35,865	32,362,693
2.57%, 02/11/31 (Call 02/11/30), (1-day SOFR + 1.262%)(b)	30,122	25,724,155
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	36,573	32,037,206
3.00%, 04/22/26	27,145	25,856,381
3.00%, 10/23/26	37,531	35,333,826

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	$37,822	$28,387,079
3.20%, 06/17/27 (Call 06/17/26), (3-mo. LIBOR US + 1.170%)(b)	26,978	25,466,593
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)(b)	40,225	35,114,989
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	41,150	38,953,331
3.58%, 05/22/28 (Call 05/22/27), (3-mo. LIBOR US + 1.310%)(b)	32,610	30,868,293
3.90%, 05/01/45(a)	20,864	17,091,409
4.10%, 06/03/26	19,538	19,043,009
4.15%, 01/24/29 (Call 10/24/28)(a)	25,680	24,723,726
4.30%, 07/22/27	27,283	26,678,384
4.40%, 06/14/46(a)	20,687	17,314,496
4.48%, 04/04/31 (Call 04/04/30), (1-day SOFR + 4.032%)(b)	26,142	25,208,174
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	33,937	30,434,769
4.65%, 11/04/44	20,647	18,108,202
4.75%, 12/07/46	19,518	17,135,475
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	32,309	32,071,400
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	44,094	43,150,719
4.90%, 11/17/45	21,212	19,082,578
5.01%, 04/04/51 (Call 04/04/50), (1-day SOFR + 4.502%)(b)	58,135	55,088,296
5.38%, 11/02/43(a)	20,424	19,646,479
5.39%, 04/24/34 (Call 04/24/33)	19,470	19,790,794
5.61%, 01/15/44	24,039	23,632,760
Wells Fargo Bank NA
5.85%, 02/01/37(a)	11,094	11,561,466
6.60%, 01/15/38(a)	14,071	15,761,973
Westpac Banking Corp.
1.15%, 06/03/26	7,086	6,387,197
1.95%, 11/20/28	10,936	9,597,844
2.15%, 06/03/31	4,894	4,177,250
2.65%, 01/16/30(a)	6,801	6,134,289
2.70%, 08/19/26(a)	7,321	6,912,956
2.85%, 05/13/26	8,526	8,112,355
2.96%, 11/16/40	11,688	8,002,352
3.13%, 11/18/41	9,336	6,520,785
3.35%, 03/08/27(a)	9,783	9,400,127
3.40%, 01/25/28(a)	14,982	14,305,504
4.04%, 08/26/27	13,861	13,694,617
4.42%, 07/24/39	9,268	7,920,884
5.46%, 11/18/27(a)	18,254	18,980,495

		8,334,085,731

Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	54,970	55,312,529
4.90%, 02/01/46 (Call 08/01/45)(a)	99,668	98,560,609
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	9,901	9,462,599
4.90%, 02/01/46 (Call 08/01/45)	15,870	15,590,259
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	15,806	15,075,632
4.00%, 04/13/28 (Call 01/13/28)(a)	27,574	27,310,892

Security	Par (000)	Value

Beverages (continued)
4.35%, 06/01/40 (Call 12/01/39)(a)	$10,617	$10,089,747
4.38%, 04/15/38 (Call 10/15/37)	14,759	14,248,975
4.44%, 10/06/48 (Call 04/06/48)	19,342	18,150,498
4.50%, 06/01/50 (Call 12/01/49)	16,808	15,891,868
4.60%, 04/15/48 (Call 10/15/47)	24,166	23,189,616
4.75%, 01/23/29 (Call 10/23/28)	44,864	45,910,278
4.75%, 04/15/58 (Call 10/15/57)	8,885	8,509,739
4.90%, 01/23/31 (Call 10/23/30)(a)	6,298	6,594,388
4.95%, 01/15/42	16,189	16,204,473
5.45%, 01/23/39 (Call 07/23/38)	19,922	21,171,123
5.55%, 01/23/49 (Call 07/23/48)	42,658	46,126,513
5.80%, 01/23/59 (Call 07/23/58)(a)	20,632	23,108,028
8.20%, 01/15/39	14,037	18,768,286
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	12,304	10,759,395
1.38%, 03/15/31	15,410	12,641,160
1.45%, 06/01/27(a)	11,497	10,455,771
1.50%, 03/05/28(a)	7,920	7,099,559
1.65%, 06/01/30(a)	15,868	13,488,573
2.00%, 03/05/31	9,928	8,537,643
2.13%, 09/06/29	12,679	11,375,780
2.25%, 01/05/32(a)	22,349	19,496,315
2.50%, 06/01/40(a)	10,720	8,232,539
2.50%, 03/15/51(a)	14,705	10,375,626
2.60%, 06/01/50	14,737	10,607,087
2.75%, 06/01/60(a)	9,850	7,105,875
2.88%, 05/05/41	6,459	5,211,281
3.00%, 03/05/51(a)	16,911	13,361,702
3.38%, 03/25/27(a)	9,582	9,411,965
3.45%, 03/25/30(a)	11,859	11,408,103
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	9,356	7,761,371
3.15%, 08/01/29 (Call 05/01/29)	7,382	6,770,051
4.90%, 05/01/33 (Call 02/01/33)	7,820	7,869,039
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	8,191	7,052,770
2.13%, 04/29/32 (Call 01/29/32)(a)	8,258	6,911,185
2.38%, 10/24/29 (Call 07/24/29)	9,521	8,426,246
5.30%, 10/24/27 (Call 09/24/27)(a)	5,768	6,020,448
5.50%, 01/24/33 (Call 10/24/32)	7,838	8,537,632
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	4,088	3,729,143
3.80%, 05/01/50 (Call 11/01/49)(a)	6,211	4,951,299
3.95%, 04/15/29 (Call 02/15/29)(a)	11,343	10,950,622
4.05%, 04/15/32 (Call 01/15/32)(a)	9,483	9,008,042
4.50%, 04/15/52 (Call 10/15/51)	11,643	10,394,881
4.60%, 05/25/28 (Call 02/25/28)(a)	10,152	10,152,836
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	10,348	9,817,880
4.20%, 07/15/46 (Call 01/15/46)	16,335	13,676,688
5.00%, 05/01/42	12,611	12,000,698
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	10,869	8,979,391
1.63%, 05/01/30 (Call 02/01/30)	13,464	11,463,686
1.95%, 10/21/31 (Call 07/21/31)	16,507	14,019,616
2.38%, 10/06/26 (Call 07/06/26)(a)	7,359	6,979,529
2.63%, 07/29/29 (Call 04/29/29)(a)	11,303	10,401,385
2.63%, 10/21/41 (Call 04/21/41)	6,392	4,958,158
2.75%, 03/19/30 (Call 12/19/29)	17,964	16,467,301
2.75%, 10/21/51 (Call 04/21/51)	10,869	8,021,957

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.88%, 10/15/49 (Call 04/15/49)	$9,754	$7,488,537
3.00%, 10/15/27 (Call 07/15/27)(a)	19,002	18,275,890
3.45%, 10/06/46 (Call 04/06/46)(a)	9,120	7,779,510
3.60%, 02/18/28 (Call 01/18/28)(a)	11,223	11,064,798
3.63%, 03/19/50 (Call 09/19/49)	8,073	7,027,597
3.90%, 07/18/32 (Call 04/18/32)(a)	15,553	15,272,918
4.45%, 02/15/33 (Call 11/15/32)(a)	1,179	1,208,992
4.45%, 04/14/46 (Call 10/14/45)	9,020	8,979,493

		961,264,015

Biotechnology — 2.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	12,678	11,057,729
2.00%, 01/15/32 (Call 10/15/31)(a)	13,504	10,958,002
2.20%, 02/21/27 (Call 12/21/26)	18,189	16,827,706
2.30%, 02/25/31 (Call 11/25/30)(a)	13,482	11,373,235
2.45%, 02/21/30 (Call 11/21/29)	13,026	11,393,050
2.60%, 08/19/26 (Call 05/19/26)(a)	10,445	9,830,392
2.77%, 09/01/53 (Call 03/01/53)	10,410	6,661,355
2.80%, 08/15/41 (Call 02/15/41)(a)	12,382	9,024,779
3.00%, 02/22/29 (Call 12/22/28)	6,673	6,197,335
3.00%, 01/15/52 (Call 07/15/51)	14,226	9,693,259
3.15%, 02/21/40 (Call 08/21/39)	19,800	15,344,087
3.20%, 11/02/27 (Call 08/02/27)(a)	7,395	7,041,887
3.35%, 02/22/32 (Call 11/22/31)	11,357	10,263,710
3.38%, 02/21/50 (Call 08/21/49)	23,752	17,584,401
4.05%, 08/18/29 (Call 06/18/29)(a)	11,386	11,051,417
4.20%, 03/01/33 (Call 12/01/32)(a)	8,498	8,151,320
4.20%, 02/22/52 (Call 08/22/51)	9,993	8,454,585
4.40%, 05/01/45 (Call 11/01/44)(a)	24,081	21,220,938
4.40%, 02/22/62 (Call 08/22/61)	13,237	11,160,111
4.56%, 06/15/48 (Call 12/15/47)	15,660	14,098,496
4.66%, 06/15/51 (Call 12/15/50)	36,239	32,940,537
4.88%, 03/01/53 (Call 09/01/52)	9,543	8,976,238
5.15%, 03/02/28 (Call 02/02/28)	40,887	41,913,423
5.25%, 03/02/30 (Call 01/02/30)	31,840	32,715,517
5.25%, 03/02/33 (Call 12/02/32)	44,577	45,863,916
5.60%, 03/02/43 (Call 09/02/42)	34,430	35,439,601
5.65%, 03/02/53 (Call 09/02/52)	43,870	45,502,995
5.75%, 03/02/63 (Call 09/02/62)	29,871	30,938,939
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	15,087	12,793,417
3.15%, 05/01/50 (Call 11/01/49)	19,849	13,832,826
5.20%, 09/15/45 (Call 03/15/45)(a)	7,468	7,520,891
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	12,832	11,260,878
1.65%, 10/01/30 (Call 07/01/30)(a)	6,813	5,637,685
2.60%, 10/01/40 (Call 04/01/40)(a)	12,307	9,083,760
2.80%, 10/01/50 (Call 04/01/50)(a)	18,108	12,443,064
2.95%, 03/01/27 (Call 12/01/26)(a)	17,345	16,596,435
4.00%, 09/01/36 (Call 03/01/36)(a)	5,300	4,955,035
4.15%, 03/01/47 (Call 09/01/46)	19,465	17,192,208
4.50%, 02/01/45 (Call 08/01/44)	19,002	17,672,706
4.60%, 09/01/35 (Call 03/01/35)	6,942	6,889,357
4.75%, 03/01/46 (Call 09/01/45)	23,577	22,505,515
4.80%, 04/01/44 (Call 10/01/43)(a)	19,781	19,108,834
5.65%, 12/01/41 (Call 06/01/41)(a)	11,568	12,391,570
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	12,418	10,129,544
2.80%, 09/15/50 (Call 03/15/50)	4,717	3,122,615

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	$7,211	$6,323,519
2.20%, 09/02/30 (Call 06/02/30)(a)	9,868	8,081,142
3.30%, 09/02/40 (Call 03/02/40)	9,665	7,026,764
3.55%, 09/02/50 (Call 03/02/50)(a)	9,026	6,215,422

		732,462,147

Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	6,545	6,056,316
2.70%, 02/15/31 (Call 11/15/30)(a)	8,466	7,258,311
2.72%, 02/15/30 (Call 11/15/29)	21,335	18,627,533
3.38%, 04/05/40 (Call 10/05/39)	14,264	11,118,494
3.58%, 04/05/50 (Call 10/05/49)	20,363	15,212,975
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	10,565	8,776,495
3.20%, 07/15/51 (Call 01/15/51)(a)	4,974	3,531,989
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	7,749	7,422,089
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	722	662,260

		78,666,462

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	10,391	9,078,304
2.70%, 05/15/40 (Call 11/15/39)	6,788	5,260,712
2.80%, 05/15/50 (Call 11/15/49)(a)	9,367	6,780,996
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)(a)	19,166	19,411,769
6.33%, 07/15/29 (Call 05/15/29)(a)	9,651	9,776,573
6.38%, 07/15/32 (Call 04/15/32)(a)	10,805	10,953,063
CF Industries Inc.
4.95%, 06/01/43	6,707	5,817,268
5.15%, 03/15/34(a)	9,301	9,038,059
5.38%, 03/15/44(a)	6,679	6,138,796
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	9,640	8,114,309
3.60%, 11/15/50 (Call 05/15/50)(a)	7,081	5,388,568
4.38%, 11/15/42 (Call 05/15/42)	15,913	13,973,609
5.25%, 11/15/41 (Call 05/15/41)	9,897	9,660,570
5.55%, 11/30/48 (Call 05/30/48)(a)	7,823	7,754,739
6.90%, 05/15/53 (Call 11/15/52)(a)	9,463	10,953,211
7.38%, 11/01/29(a)	11,015	12,622,477
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	26,585	26,873,766
5.32%, 11/15/38 (Call 05/15/38)	16,819	16,959,232
5.42%, 11/15/48 (Call 05/15/48)	21,678	21,831,953
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	7,868	6,783,963
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	4,424	4,219,691
2.70%, 12/15/51 (Call 06/15/51)(a)	5,460	3,671,054
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	4,931	4,218,643
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10,879	9,644,644
5.25%, 07/15/43	8,004	7,355,381
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	8,747	6,473,604
3.63%, 04/01/51 (Call 04/01/50)(a)	10,235	7,272,773
4.20%, 10/15/49 (Call 04/15/49)(a)	11,642	9,037,421

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.20%, 05/01/50 (Call 11/01/49)(a)	$8,742	$6,780,757
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	12,463	10,224,740
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	10,159	9,894,760
4.90%, 03/27/28 (Call 02/27/28)	6,562	6,584,750
5.00%, 04/01/49 (Call 10/01/48)(a)	5,363	5,008,064
5.80%, 03/27/53 (Call 09/27/52)(a)	7,287	7,562,699
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	11,534	10,435,263
3.45%, 06/01/27 (Call 03/01/27)(a)	13,394	12,845,027
4.50%, 06/01/47 (Call 12/01/46)	12,065	10,707,733
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	5,088	4,895,268

		360,004,209

Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	9,669	7,972,355
1.70%, 05/15/28 (Call 03/15/28)	11,603	10,394,403
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	12,259	9,908,765
5.10%, 12/15/27 (Call 11/15/27)(a)	8,220	8,329,062
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	5,109	4,584,779
2.90%, 05/15/30 (Call 02/15/30)(a)	11,900	10,183,945
2.90%, 11/15/31 (Call 08/15/31)(a)	9,220	7,646,189
3.20%, 08/15/29 (Call 05/15/29)(a)	14,071	12,466,717
4.15%, 08/15/49 (Call 02/15/49)	5,390	4,067,059
4.80%, 04/01/26 (Call 01/01/26)(a)	1,750	1,730,333
5.40%, 08/15/32 (Call 05/15/32)(a)	11,822	11,688,313
5.95%, 08/15/52 (Call 02/15/52)(a)	5,865	5,683,951
Massachusetts Institute of Technology, 5.60%, 07/01/2111	8,361	9,484,480
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	10,100	8,696,352
2.65%, 10/01/26 (Call 08/01/26)	5,450	5,159,289
2.85%, 10/01/29 (Call 07/01/29)(a)	16,224	14,734,460
3.25%, 06/01/50 (Call 12/01/49)(a)	9,890	7,158,120
4.40%, 06/01/32 (Call 03/01/32)(a)	10,748	10,562,590
5.05%, 06/01/52 (Call 12/01/51)(a)	9,639	9,271,431
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	16,271	14,084,954
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	7,586	6,821,066
4.00%, 03/18/29 (Call 12/18/28)(a)	10,307	10,099,285
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	10,098	9,476,378
2.70%, 03/01/29 (Call 01/01/29)	17,865	16,342,954
2.90%, 03/01/32 (Call 12/01/31)(a)	19,477	17,304,719
3.70%, 03/01/52 (Call 09/01/51)(a)	11,429	9,542,680
4.25%, 05/01/29 (Call 02/01/29)(a)	10,707	10,594,504

		253,989,133

Computers — 3.1%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	18,237	15,058,818
1.40%, 08/05/28 (Call 06/05/28)	23,074	20,296,047
1.65%, 05/11/30 (Call 02/11/30)	20,214	17,271,743
1.65%, 02/08/31 (Call 11/08/30)	27,215	22,960,844
1.70%, 08/05/31 (Call 05/05/31)(a)	14,487	12,131,553
2.05%, 09/11/26 (Call 07/11/26)	21,092	19,780,529

Security	Par (000)	Value

Computers (continued)
2.20%, 09/11/29 (Call 06/11/29)(a)	$17,344	$15,589,493
2.38%, 02/08/41 (Call 08/08/40)(a)	17,216	12,903,587
2.40%, 08/20/50 (Call 02/20/50)	13,136	8,939,675
2.45%, 08/04/26 (Call 05/04/26)(a)	22,488	21,478,439
2.55%, 08/20/60 (Call 02/20/60)(a)	19,697	13,046,645
2.65%, 05/11/50 (Call 11/11/49)	27,059	19,236,324
2.65%, 02/08/51 (Call 08/08/50)	31,266	21,976,787
2.70%, 08/05/51 (Call 02/05/51)	19,630	13,920,020
2.80%, 02/08/61 (Call 02/08/60)	18,723	12,734,638
2.85%, 08/05/61 (Call 02/05/61)	15,431	10,626,378
2.90%, 09/12/27 (Call 06/12/27)(a)	22,339	21,458,316
2.95%, 09/11/49 (Call 03/11/49)	18,272	13,840,028
3.00%, 06/20/27 (Call 03/20/27)(a)	11,698	11,306,097
3.00%, 11/13/27 (Call 08/13/27)(a)	15,514	14,956,028
3.20%, 05/11/27 (Call 02/11/27)(a)	22,723	22,162,776
3.25%, 08/08/29 (Call 06/08/29)	14,092	13,510,885
3.35%, 02/09/27 (Call 11/09/26)(a)	24,388	23,886,371
3.35%, 08/08/32 (Call 05/08/32)(a)	15,759	14,924,641
3.45%, 02/09/45(a)	20,540	17,534,643
3.75%, 09/12/47 (Call 03/12/47)(a)	12,595	11,045,989
3.75%, 11/13/47 (Call 05/13/47)	13,833	12,142,248
3.85%, 05/04/43(a)	32,578	29,843,311
3.85%, 08/04/46 (Call 02/04/46)	20,552	18,296,983
3.95%, 08/08/52 (Call 02/08/52)(a)	18,716	16,648,582
4.10%, 08/08/62 (Call 02/08/62)	12,417	11,043,655
4.25%, 02/09/47 (Call 08/09/46)(a)	10,849	10,394,674
4.38%, 05/13/45	21,054	20,415,441
4.45%, 05/06/44	10,878	10,852,594
4.50%, 02/23/36 (Call 08/23/35)(a)	7,876	8,160,668
4.65%, 02/23/46 (Call 08/23/45)	39,921	40,156,861
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(c)	10,622	7,532,782
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	12,670	8,346,109
4.90%, 10/01/26 (Call 08/01/26)	16,393	16,388,328
5.25%, 02/01/28 (Call 01/01/28)(a)	11,353	11,465,237
5.30%, 10/01/29 (Call 07/01/29)(a)	19,817	20,041,863
5.75%, 02/01/33 (Call 11/01/32)(a)	10,520	10,647,608
6.02%, 06/15/26 (Call 03/15/26)	43,266	44,567,281
6.20%, 07/15/30 (Call 04/15/30)(a)	8,779	9,269,969
8.10%, 07/15/36 (Call 01/15/36)(a)	9,867	11,615,349
8.35%, 07/15/46 (Call 01/15/46)	7,781	9,655,642
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	3,248	3,504,807
6.35%, 10/15/45 (Call 04/15/45)(a)	14,849	15,251,078
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	4,076	3,684,610
2.65%, 06/17/31 (Call 03/17/31)	11,154	9,097,787
3.00%, 06/17/27 (Call 04/17/27)(a)	12,709	11,855,075
3.40%, 06/17/30 (Call 03/17/30)(a)	6,961	6,149,872
4.00%, 04/15/29 (Call 02/15/29)(a)	11,392	10,821,731
4.20%, 04/15/32 (Call 01/15/32)(a)	12,000	10,767,054
4.75%, 01/15/28 (Call 12/15/27)	11,118	11,040,293
5.50%, 01/15/33 (Call 10/15/32)(a)	12,693	12,599,110
6.00%, 09/15/41(a)	12,968	13,158,890
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	12,413	11,227,231
1.95%, 05/15/30 (Call 02/15/30)(a)	16,610	13,992,800
2.95%, 05/15/50 (Call 11/15/49)(a)	6,415	4,362,894
3.30%, 05/15/26(a)	22,883	22,160,696
3.50%, 05/15/29	35,863	33,658,039

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.00%, 06/20/42(a)	$14,481	$12,229,678
4.15%, 07/27/27 (Call 06/27/27)(a)	8,251	8,183,188
4.15%, 05/15/39	20,934	18,570,357
4.25%, 05/15/49(a)	30,999	26,800,381
4.40%, 07/27/32 (Call 04/27/32)(a)	7,706	7,547,117
4.50%, 02/06/28 (Call 01/06/28)	12,750	12,763,793
4.75%, 02/06/33 (Call 11/06/32)(a)	9,003	8,992,436
4.90%, 07/27/52 (Call 01/27/52)(a)	8,112	7,582,726
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	10,673	8,665,908
4.38%, 05/15/30 (Call 02/15/30)	6,136	5,777,506
5.75%, 03/15/33 (Call 12/15/32)(a)	500	510,914

		1,061,018,450

Cosmetics & Personal Care — 0.8%
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)(a)	21,431	20,462,638
3.38%, 03/24/29 (Call 01/24/29)(a)	11,038	10,259,526
3.63%, 03/24/32 (Call 12/24/31)	21,607	19,835,274
4.00%, 03/24/52 (Call 09/24/51)(a)	8,075	6,805,341
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	17,728	18,353,148
5.00%, 03/22/30 (Call 01/22/30)(a)	11,590	12,022,608
5.05%, 03/22/28 (Call 02/22/28)(c)	11,404	11,809,961
5.05%, 03/22/53 (Call 09/22/52)	15,575	16,197,363
5.10%, 03/22/43 (Call 09/22/42)	9,082	9,417,089
5.20%, 03/22/63 (Call 09/22/62)(c)	8,505	8,849,331
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	1,384	1,270,314
1.20%, 10/29/30	19,589	16,101,329
1.90%, 02/01/27(a)	8,389	7,839,531
1.95%, 04/23/31(a)	10,408	9,050,326
2.30%, 02/01/32(a)	9,511	8,437,135
2.45%, 11/03/26(a)	10,299	9,797,384
2.85%, 08/11/27(a)	10,834	10,407,118
3.00%, 03/25/30(a)	16,381	15,435,046
4.05%, 01/26/33(a)	3,634	3,662,330
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)(a)	7,219	5,959,089
2.13%, 09/06/29 (Call 06/06/29)	7,845	6,959,181
2.90%, 05/05/27 (Call 02/05/27)	6,282	6,014,564
3.50%, 03/22/28 (Call 12/22/27)(a)	12,775	12,517,308
5.90%, 11/15/32(a)	12,687	14,295,559

		261,758,493

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)(a)	41,683	37,397,942
3.00%, 10/29/28 (Call 08/29/28)	40,547	35,323,800
3.30%, 01/30/32 (Call 10/30/31)	37,216	30,522,081
3.40%, 10/29/33 (Call 07/29/33)(a)	20,142	16,187,628
3.65%, 07/21/27 (Call 04/21/27)	12,253	11,396,494
3.85%, 10/29/41 (Call 04/29/41)(a)	17,771	13,366,930
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	12,222	10,876,000
2.20%, 01/15/27 (Call 12/15/26)(a)	8,593	7,690,267
2.88%, 01/15/32 (Call 10/15/31)(a)	5,857	4,800,890
3.13%, 12/01/30 (Call 09/01/30)	5,678	4,840,012
3.75%, 06/01/26 (Call 04/01/26)(a)	7,763	7,394,330

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	$5,584	$4,538,061
4.75%, 06/09/27 (Call 05/09/27)(a)	3,015	2,855,446
7.10%, 11/15/27 (Call 10/15/27)(a)	6,415	6,609,793
8.00%, 11/01/31(a)	25,466	26,803,729
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	12,012	10,884,520
2.55%, 03/04/27 (Call 02/01/27)	16,534	15,306,875
3.13%, 05/20/26 (Call 04/20/26)(a)	1,078	1,034,420
3.30%, 05/03/27 (Call 04/02/27)(a)	17,815	16,931,679
4.05%, 05/03/29 (Call 03/03/29)(a)	6,079	5,954,270
4.05%, 12/03/42(a)	12,277	11,135,969
5.04%, 05/01/34 (Call 05/01/33)	20,000	20,053,000
5.85%, 11/05/27 (Call 10/05/27)	14,648	15,324,282
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	5,638	5,683,698
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	6,685	4,538,210
3.90%, 01/25/28 (Call 10/25/27)(a)	10,371	9,813,790
4.35%, 04/15/30 (Call 01/15/30)(a)	7,266	6,890,362
4.70%, 09/20/47 (Call 03/20/47)	9,470	8,209,554
4.85%, 03/29/29 (Call 12/29/28)	15,230	14,997,170
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	7,616	7,097,746
3.75%, 07/28/26 (Call 06/28/26)	7,900	7,409,709
3.75%, 03/09/27 (Call 02/09/27)(a)	15,464	14,491,554
3.80%, 01/31/28 (Call 12/31/27)(a)	13,806	12,908,167
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)(a)	3,623	3,207,775
1.65%, 03/11/31 (Call 12/11/30)(a)	9,012	7,019,894
1.95%, 12/01/31 (Call 09/01/31)(a)	8,363	6,553,754
2.00%, 03/20/28 (Call 01/20/28)(a)	17,526	15,267,389
2.30%, 05/13/31 (Call 02/13/31)(a)	9,483	7,755,664
2.45%, 03/03/27 (Call 02/03/27)	20,969	19,015,471
2.90%, 03/03/32 (Call 12/03/31)(a)	11,732	9,925,961
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	5,183	4,543,528
5.30%, 09/15/43 (Call 03/15/43)	7,364	7,792,165
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)(a)	10,075	9,589,482
6.70%, 11/29/32 (Call 08/29/32)	4,324	4,574,331
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	16,586	13,192,954
2.10%, 06/15/30 (Call 03/15/30)(a)	14,675	12,449,756
2.65%, 09/15/40 (Call 03/15/40)	14,541	10,649,791
3.00%, 06/15/50 (Call 12/15/49)(a)	13,554	9,719,287
3.00%, 09/15/60 (Call 03/15/60)(a)	15,236	10,209,267
4.00%, 09/15/27 (Call 08/15/27)(a)	17,218	17,047,745
4.25%, 09/21/48 (Call 03/21/48)	14,157	12,515,739
4.35%, 06/15/29 (Call 04/15/29)(a)	16,286	16,135,700
4.60%, 03/15/33 (Call 12/15/32)(a)	17,345	17,327,563
4.95%, 06/15/52 (Call 12/15/51)(a)	14,453	14,409,715
5.20%, 06/15/62 (Call 01/15/62)(a)	10,067	10,235,319
Jefferies Financial Group Inc.
4.15%, 01/23/30	11,227	10,416,682
4.85%, 01/15/27(a)	4,047	3,992,057
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	12,244	9,849,914
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	6,187	5,249,819

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.95%, 11/21/26 (Call 08/21/26)(a)	$4,076	$3,920,271
2.95%, 06/01/29 (Call 03/01/29)(a)	14,673	13,784,949
3.30%, 03/26/27 (Call 01/26/27)(a)	7,816	7,581,167
3.35%, 03/26/30 (Call 12/26/29)(a)	18,908	17,929,900
3.65%, 06/01/49 (Call 12/01/48)	4,660	4,005,289
3.85%, 03/26/50 (Call 09/26/49)(a)	14,799	13,109,010
4.85%, 03/09/33 (Call 12/09/32)	7,822	8,162,843
4.88%, 03/09/28 (Call 02/09/28)(a)	6,745	6,997,280
Nomura Holdings Inc.
1.65%, 07/14/26	11,387	10,097,582
2.17%, 07/14/28	14,186	11,946,530
2.33%, 01/22/27	14,212	12,635,588
2.61%, 07/14/31(a)	12,506	9,957,560
2.68%, 07/16/30(a)	12,575	10,317,466
3.00%, 01/22/32	9,065	7,388,142
3.10%, 01/16/30	15,308	13,091,189
6.18%, 01/18/33	4,900	5,053,687
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	7,676	5,742,915
4.95%, 07/15/46	7,702	7,103,539
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	6,148	4,542,166
3.95%, 12/01/27 (Call 09/01/27)(a)	8,755	7,732,938
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	10,536	8,458,481
1.90%, 04/15/27 (Call 02/15/27)(a)	13,651	12,679,865
2.00%, 08/15/50 (Call 02/15/50)(a)	18,537	11,736,657
2.05%, 04/15/30 (Call 01/15/30)	17,801	15,602,665
2.70%, 04/15/40 (Call 10/15/39)(a)	12,050	9,602,047
2.75%, 09/15/27 (Call 06/15/27)(a)	7,393	7,061,256
3.65%, 09/15/47 (Call 03/15/47)	7,629	6,701,024
4.15%, 12/14/35 (Call 06/14/35)	15,905	15,687,117
4.30%, 12/14/45 (Call 06/14/45)(a)	34,527	33,441,578

		979,985,801

Electric — 3.2%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)(a)	17,445	14,310,495
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	5,920	5,396,253
American Electric Power Co. Inc., 5.63%, 03/01/33 (Call 12/01/32)	5,832	6,108,007
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	10,286	9,700,098
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	16,723	11,580,659
3.70%, 07/15/30 (Call 04/15/30)	9,029	8,654,521
3.80%, 07/15/48 (Call 01/15/48)	7,500	6,209,386
4.25%, 10/15/50 (Call 04/15/50)	10,506	9,208,734
4.45%, 01/15/49 (Call 07/15/48)	10,885	9,853,223
4.50%, 02/01/45 (Call 08/01/44)	8,099	7,399,156
4.60%, 05/01/53 (Call 11/01/52)(a)	10,018	9,369,827
5.15%, 11/15/43 (Call 05/15/43)	8,502	8,549,769
6.13%, 04/01/36	17,704	19,801,708
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	7,722	6,635,821
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	3,156	2,760,720
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	8,366	7,153,968
3.60%, 06/15/61 (Call 12/15/60)	12,840	9,862,897
4.45%, 03/15/44 (Call 09/15/43)	3,590	3,248,209
4.63%, 12/01/54 (Call 06/01/54)	3,465	3,143,782
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	10,361	8,644,566

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)(a)	$5,425	$5,612,998
5.60%, 06/15/42 (Call 12/15/41)(a)	8,517	8,404,289
6.25%, 10/01/39(a)	10,703	11,349,794
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	6,160	6,321,157
Series C, 2.25%, 08/15/31 (Call 05/15/31)	15,956	13,262,249
Series C, 3.38%, 04/01/30 (Call 01/01/30)	12,479	11,375,309
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	7,739	5,755,504
4.95%, 01/15/33 (Call 10/15/32)	6,606	6,804,013
5.30%, 02/15/40	9,944	10,336,967
5.35%, 01/15/53 (Call 07/15/52)(a)	9,858	10,369,745
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	11,076	9,526,736
2.55%, 06/15/31 (Call 03/15/31)	13,745	11,592,617
2.65%, 09/01/26 (Call 06/01/26)	12,284	11,543,862
3.15%, 08/15/27 (Call 05/15/27)	5,771	5,467,093
3.30%, 06/15/41 (Call 12/15/40)	7,702	5,889,203
3.50%, 06/15/51 (Call 12/15/50)(a)	9,082	6,751,409
3.75%, 09/01/46 (Call 03/01/46)(a)	17,180	13,485,896
4.30%, 03/15/28 (Call 02/15/28)(a)	9,837	9,699,057
4.50%, 08/15/32 (Call 05/15/32)(a)	11,660	11,314,080
5.00%, 08/15/52 (Call 02/15/52)(a)	12,938	12,138,552
Duke Energy Florida LLC, 6.40%, 06/15/38	11,216	12,825,886
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	2,483	2,377,740
4.75%, 06/15/46 (Call 12/15/45)	8,388	6,971,339
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	3,716	3,515,407
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	5,678	4,955,560
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	6,774	6,101,697
Eversource Energy, 5.45%, 03/01/28 (Call 02/01/28)	4,939	5,125,793
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,649	1,593,594
4.05%, 04/15/30 (Call 01/15/30)	9,916	9,528,287
4.45%, 04/15/46 (Call 10/15/45)	8,095	7,073,716
4.70%, 04/15/50 (Call 10/15/49)	7,976	7,281,819
5.15%, 03/15/28 (Call 02/15/28)(a)	9,089	9,290,384
5.30%, 03/15/33 (Call 12/15/32)	10,198	10,498,775
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	16,946	14,553,409
2.88%, 12/04/51 (Call 06/04/51)	14,375	10,312,750
3.15%, 10/01/49 (Call 04/01/49)	7,141	5,394,800
3.95%, 03/01/48 (Call 09/01/47)	9,670	8,410,110
5.05%, 04/01/28 (Call 03/01/28)(a)	6,738	6,977,381
5.10%, 04/01/33 (Call 01/01/33)(a)	9,933	10,362,654
5.30%, 04/01/53 (Call 10/01/52)(a)	9,474	10,099,805
Georgia Power Co.
4.30%, 03/15/42(a)	13,763	12,202,543
5.13%, 05/15/52 (Call 11/15/51)(a)	7,072	7,002,945
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	5,741	4,143,872
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	10,053	9,707,115
4.25%, 07/15/49 (Call 01/15/49)	10,347	9,336,777
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	6,154	5,593,435
1.90%, 06/15/28 (Call 04/15/28)	22,922	20,209,291
2.25%, 06/01/30 (Call 03/01/30)	21,720	18,446,173
2.44%, 01/15/32 (Call 10/15/31)(a)	12,131	10,071,514

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.75%, 11/01/29 (Call 08/01/29)	$4,484	$4,001,840
3.55%, 05/01/27 (Call 02/01/27)(a)	15,031	14,524,058
4.63%, 07/15/27 (Call 06/15/27)	12,144	12,160,699
4.90%, 02/28/28 (Call 01/28/28)(a)	17,388	17,600,097
5.00%, 07/15/32 (Call 04/15/32)(a)	12,164	12,280,982
5.05%, 02/28/33 (Call 11/28/32)(a)	11,542	11,655,728
5.25%, 02/28/53 (Call 08/28/52)	12,950	12,842,527
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	8,601	7,522,021
2.50%, 02/01/31 (Call 11/01/30)	24,760	20,085,181
3.00%, 06/15/28 (Call 04/15/28)	5,657	5,031,926
3.25%, 06/01/31 (Call 03/01/31)(a)	7,831	6,619,444
3.30%, 12/01/27 (Call 09/01/27)(a)	11,478	10,362,749
3.30%, 08/01/40 (Call 02/01/40)(a)	10,135	7,113,549
3.50%, 08/01/50 (Call 02/01/50)(a)	22,956	15,063,257
3.75%, 07/01/28(a)	6,802	6,290,490
3.95%, 12/01/47 (Call 06/01/47)	7,612	5,379,796
4.50%, 07/01/40 (Call 01/01/40)	20,135	16,370,395
4.55%, 07/01/30 (Call 01/01/30)	35,012	32,575,655
4.95%, 07/01/50 (Call 01/01/50)(a)	32,849	26,766,883
6.15%, 01/15/33 (Call 10/15/32)	5,354	5,440,711
6.70%, 04/01/53 (Call 10/01/52)	4,106	4,191,360
6.75%, 01/15/53 (Call 07/15/52)	7,722	7,914,555
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)(a)	10,520	7,331,529
5.35%, 12/01/53 (Call 06/01/53)(a)	11,930	12,433,241
PPL Electric Utilities Corp., 5.25%, 05/15/53 (Call 11/15/52)(a)	4,081	4,252,917
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	5,992	4,944,377
5.25%, 04/01/53 (Call 10/01/52)	13,150	13,559,883
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	4,903	4,095,926
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)(a)	4,537	4,705,961
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	5,822	4,796,893
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	12,813	9,030,095
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	7,480	7,051,391
3.40%, 02/01/28 (Call 10/01/27)	11,204	10,570,068
3.80%, 02/01/38 (Call 08/01/37)(a)	11,433	10,042,637
4.00%, 02/01/48 (Call 08/01/47)	7,982	6,512,652
6.00%, 10/15/39	8,288	8,751,507
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	13,589	10,570,231
4.00%, 04/01/47 (Call 10/01/46)(a)	19,999	16,562,424
4.65%, 10/01/43 (Call 04/01/43)	10,526	9,619,783
5.30%, 03/01/28 (Call 02/01/28)(a)	1,105	1,134,822
5.85%, 11/01/27 (Call 10/01/27)	3,430	3,609,715
5.95%, 11/01/32 (Call 08/01/32)(a)	4,712	5,125,203
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	6,907	4,725,385
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	11,604	9,863,781
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	12,893	12,346,149
4.40%, 07/01/46 (Call 01/01/46)(a)	17,042	14,926,819
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	8,711	8,168,943
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5-year CMT + 3.733%)(b)	12,522	11,702,360
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	3,802	2,356,496

Security	Par (000)	Value

Electric (continued)
2.95%, 11/15/51 (Call 05/15/51)(a)	$3,945	$2,717,467
5.00%, 04/01/33 (Call 01/01/33)	8,019	8,119,269
5.45%, 04/01/53 (Call 10/01/52)	11,971	12,272,441
Series A, 3.50%, 03/15/27 (Call 12/15/26)	4,083	3,952,843

		1,112,204,011

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	6,167	5,520,039
2.00%, 12/21/28 (Call 10/21/28)(a)	12,900	11,448,252
2.20%, 12/21/31 (Call 09/21/31)(a)	11,228	9,497,718
2.80%, 12/21/51 (Call 06/21/51)	6,330	4,285,447

		30,751,456

Electronics — 0.2%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	8,278	6,915,894
2.80%, 02/15/30 (Call 11/15/29)	8,562	7,665,263
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	10,885	9,797,118
1.75%, 09/01/31 (Call 06/01/31)	18,132	14,990,910
1.95%, 06/01/30 (Call 03/01/30)	8,195	7,014,421
2.50%, 11/01/26 (Call 08/01/26)(a)	13,323	12,673,594
2.70%, 08/15/29 (Call 05/15/29)(a)	8,790	8,111,836
2.80%, 06/01/50 (Call 12/01/49)(a)	4,101	3,097,116
5.00%, 02/15/33 (Call 11/15/32)(a)	12,695	13,381,819

		83,647,971

Entertainment — 0.6%
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(a)(c)	38,392	36,246,010
4.05%, 03/15/29 (Call 01/15/29)(c)	10,168	9,428,252
4.28%, 03/15/32 (Call 12/15/31)(a)(c)	50,269	44,693,730
5.05%, 03/15/42 (Call 09/15/41)(c)	47,877	39,619,979
5.14%, 03/15/52 (Call 09/15/51)(c)	69,170	55,383,437
5.39%, 03/15/62 (Call 09/15/61)(c)	27,801	22,352,738

		207,724,146

Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	9,693	7,852,936
3.95%, 05/15/28 (Call 02/15/28)	9,590	9,407,731
5.00%, 04/01/34 (Call 01/01/34)	6,244	6,388,122
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	6,048	4,190,119
4.20%, 01/15/33 (Call 10/15/32)	8,399	8,071,676
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	9,689	7,851,839
3.15%, 11/15/27 (Call 08/15/27)(a)	5,136	4,914,414
4.15%, 04/15/32 (Call 01/15/32)(a)	11,155	10,948,042
4.63%, 02/15/30 (Call 12/15/29)(a)	8,778	8,902,469

		68,527,348

Food — 1.1%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	10,360	10,195,954
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	12,597	10,856,402
4.85%, 11/01/28 (Call 08/01/28)(a)	13,091	13,077,770
5.30%, 11/01/38 (Call 05/01/38)	8,230	8,122,585
5.40%, 11/01/48 (Call 05/01/48)(a)	9,400	9,140,956
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	6,661	6,038,434
3.20%, 02/10/27 (Call 11/10/26)(a)	7,191	6,941,512
4.20%, 04/17/28 (Call 01/17/28)(a)	15,462	15,351,768

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.95%, 03/29/33 (Call 12/29/32)(a)	$10,904	$11,103,223
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	6,992	6,241,777
1.80%, 06/11/30 (Call 03/11/30)	6,717	5,662,628
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(a)(c)	4,232	3,740,876
3.63%, 01/15/32 (Call 01/15/27)(a)(c)	8,796	7,263,781
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	15,612	14,941,551
3.88%, 05/15/27 (Call 02/15/27)	10,999	10,722,057
4.38%, 06/01/46 (Call 12/01/45)	33,348	29,102,686
4.88%, 10/01/49 (Call 04/01/49)(a)	16,137	14,980,001
5.00%, 06/04/42	16,507	15,825,406
5.20%, 07/15/45 (Call 01/15/45)(a)	21,847	21,238,174
5.50%, 06/01/50 (Call 12/01/49)	7,195	7,256,740
6.88%, 01/26/39	11,643	13,289,015
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	5,577	5,286,594
3.95%, 01/15/50 (Call 07/15/49)(a)	5,225	4,283,175
4.45%, 02/01/47 (Call 08/01/46)	7,141	6,337,835
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	5,629	5,369,676
Mondelez International Inc.
2.63%, 03/17/27 (Call 01/17/27)(a)	5,889	5,522,009
2.63%, 09/04/50 (Call 03/04/50)(a)	8,054	5,366,137
2.75%, 04/13/30 (Call 01/13/30)	10,551	9,382,272
3.00%, 03/17/32 (Call 12/17/31)	7,525	6,647,756
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	8,403	5,874,800
3.25%, 07/15/27 (Call 04/15/27)(a)	5,886	5,604,145
3.30%, 07/15/26 (Call 04/15/26)	6,380	6,162,739
5.95%, 04/01/30 (Call 01/01/30)	10,923	11,671,594
6.60%, 04/01/50 (Call 10/01/49)(a)	12,436	14,303,498
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	12,634	12,119,201
4.35%, 03/01/29 (Call 12/01/28)	10,750	10,509,367
4.55%, 06/02/47 (Call 12/02/46)	7,108	6,223,603
5.10%, 09/28/48 (Call 03/28/48)	15,205	14,389,506

		376,147,203

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	7,558	6,619,556
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	12,365	9,921,270
2.95%, 09/01/29 (Call 06/01/29)(a)	13,109	11,814,235
3.49%, 05/15/27 (Call 02/15/27)(a)	8,619	8,266,082
3.60%, 05/01/30 (Call 02/01/30)(a)	12,698	11,792,325
3.95%, 03/30/48 (Call 09/30/47)	8,814	7,264,685
4.38%, 05/15/47 (Call 11/15/46)(a)	8,692	7,665,908
4.80%, 02/15/44 (Call 08/15/43)	8,571	8,009,042
5.25%, 03/30/28 (Call 02/29/28)(a)	4,745	4,845,905

		76,199,008

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(c)	12,138	12,240,323
6.30%, 02/15/30 (Call 12/15/29)(c)	10,977	11,163,609
6.40%, 04/15/33 (Call 01/15/33)(a)(c)	12,538	12,758,732

Security	Par (000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	$12,185	$10,166,014
2.75%, 11/15/50 (Call 05/15/50)	2,844	1,722,874

		48,051,552

Health Care - Products — 0.9%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	14,277	14,236,663
4.75%, 11/30/36 (Call 05/30/36)	14,395	14,933,960
4.90%, 11/30/46 (Call 05/30/46)	31,925	32,798,666
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	13,923	12,524,760
2.27%, 12/01/28 (Call 10/01/28)(a)	13,134	11,477,896
2.54%, 02/01/32 (Call 11/01/31)(a)	17,484	14,398,564
2.60%, 08/15/26 (Call 05/15/26)	4,982	4,649,401
3.13%, 12/01/51 (Call 06/01/51)(a)	6,819	4,540,219
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	12,798	11,320,322
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	9,573	6,500,219
2.80%, 12/10/51 (Call 06/10/51)(a)	10,291	7,200,947
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	7,567	6,832,028
3.25%, 11/15/39 (Call 05/15/39)	8,460	7,053,445
3.40%, 11/15/49 (Call 05/15/49)(a)	7,685	6,078,974
GE Healthcare Holding LLC
5.65%, 11/15/27 (Call 10/15/27)(c)	17,170	17,708,810
5.86%, 03/15/30 (Call 01/15/30)(a)(c)	16,015	16,861,947
5.91%, 11/22/32 (Call 08/22/32)(a)(c)	18,074	19,338,322
6.38%, 11/22/52 (Call 05/22/52)(a)(c)	8,157	9,176,666
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	6,647	6,659,674
4.50%, 03/30/33 (Call 12/30/32)	11,882	11,985,170
Medtronic Inc.
4.38%, 03/15/35(a)	17,016	16,919,626
4.63%, 03/15/45(a)	15,934	16,061,940
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)(a)	7,696	6,970,385
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	9,837	8,309,935
4.63%, 03/15/46 (Call 09/15/45)(a)	5,173	4,824,876
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	14,074	11,769,881
2.60%, 10/01/29 (Call 07/01/29)(a)	9,393	8,544,852
2.80%, 10/15/41 (Call 04/15/41)	10,410	7,988,944
4.10%, 08/15/47 (Call 02/15/47)(a)	4,030	3,671,893
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	6,138	5,193,768

		326,532,753

Health Care - Services — 3.2%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	7,859	6,218,282
6.63%, 06/15/36	11,093	12,354,669
Ascension Health
3.95%, 11/15/46(a)	8,731	7,638,074
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	8,016	7,124,933
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	24,579	21,381,186
2.50%, 03/01/31 (Call 12/01/30)	25,303	20,662,602
2.63%, 08/01/31 (Call 05/01/31)	16,186	13,233,835
3.00%, 10/15/30 (Call 07/15/30)	23,150	19,750,631

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.38%, 02/15/30 (Call 02/15/25)(a)	$20,880	$18,428,897
4.25%, 12/15/27 (Call 12/15/23)(a)	23,612	22,577,086
4.63%, 12/15/29 (Call 12/15/24)(a)	36,785	34,672,831
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	6,324	5,717,283
4.19%, 10/01/49 (Call 04/01/49)	2,680	2,234,888
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	11,617	9,987,044
2.55%, 03/15/31 (Call 12/15/30)	9,855	8,509,398
2.88%, 09/15/29 (Call 06/15/29)(a)	6,647	6,062,148
3.13%, 05/15/50 (Call 11/15/49)	11,881	8,577,641
3.60%, 03/15/51 (Call 09/15/50)	9,270	7,252,748
3.65%, 12/01/27 (Call 09/01/27)	20,335	19,726,587
3.70%, 09/15/49 (Call 03/15/49)	9,431	7,508,154
4.10%, 03/01/28 (Call 12/01/27)	12,940	12,740,580
4.38%, 12/01/47 (Call 06/01/47)	14,767	13,165,161
4.55%, 03/01/48 (Call 09/01/47)	10,416	9,437,424
4.63%, 05/15/42	10,819	10,087,170
4.65%, 01/15/43	11,912	11,208,152
4.65%, 08/15/44 (Call 02/15/44)	9,686	8,972,912
4.75%, 02/15/33 (Call 11/15/32)	9,420	9,465,269
5.13%, 02/15/53 (Call 08/15/52)	12,776	12,681,023
6.10%, 10/15/52 (Call 04/15/52)	8,926	9,960,316
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	10,320	8,413,434
3.13%, 03/15/27 (Call 02/15/27)(c)	11,836	11,117,502
3.50%, 09/01/30 (Call 03/01/30)	25,820	23,206,500
3.50%, 07/15/51 (Call 01/15/51)(a)	17,524	12,204,316
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	21,777	19,293,562
4.13%, 06/15/29 (Call 03/15/29)	21,630	20,516,174
4.50%, 02/15/27 (Call 08/15/26)	14,063	13,818,654
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	22,618	18,770,486
5.13%, 06/15/39 (Call 12/15/38)(a)	9,133	8,520,743
5.25%, 06/15/26 (Call 12/15/25)	10,489	10,527,945
5.25%, 06/15/49 (Call 12/15/48)	21,257	19,313,764
5.38%, 09/01/26 (Call 03/01/26)(a)	8,028	8,083,233
5.50%, 06/15/47 (Call 12/15/46)	15,260	14,366,078
5.63%, 09/01/28 (Call 03/01/28)(a)	13,421	13,676,938
5.88%, 02/01/29 (Call 08/01/28)	10,821	11,134,578
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	7,557	6,708,455
2.15%, 02/03/32 (Call 11/03/31)	9,032	7,317,155
3.70%, 03/23/29 (Call 02/23/29)	5,355	5,070,283
4.95%, 10/01/44 (Call 04/01/44)	3,016	2,820,607
5.50%, 03/15/53 (Call 09/15/52)	11,159	11,382,236
5.88%, 03/01/33 (Call 12/01/32)(a)	11,363	12,216,460
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	11,470	10,414,051
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)(a)	5,796	4,491,090
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	13,864	10,397,339
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	6,866	4,893,902
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	6,849	6,129,022
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)(a)	7,497	6,725,712
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	6,083	5,576,062
2.00%, 05/15/30	11,929	10,245,919
2.30%, 05/15/31 (Call 02/15/31)(a)	14,034	12,131,199
2.75%, 05/15/40 (Call 11/15/39)(a)	9,763	7,474,851

Security	Par (000)	Value

Health Care - Services (continued)
2.88%, 08/15/29(a)	$8,596	$7,936,915
2.90%, 05/15/50 (Call 11/15/49)	11,716	8,376,560
2.95%, 10/15/27	10,045	9,558,941
3.05%, 05/15/41 (Call 11/15/40)(a)	14,655	11,637,829
3.13%, 05/15/60 (Call 11/15/59)(a)	9,520	6,775,686
3.25%, 05/15/51 (Call 11/15/50)(a)	20,902	15,876,599
3.45%, 01/15/27	9,492	9,263,088
3.50%, 08/15/39 (Call 02/15/39)	12,858	11,003,062
3.70%, 08/15/49 (Call 02/15/49)	12,336	10,118,967
3.75%, 10/15/47 (Call 04/15/47)	8,989	7,494,261
3.85%, 06/15/28(a)	10,686	10,520,783
3.88%, 12/15/28	8,163	8,021,970
3.88%, 08/15/59 (Call 02/15/59)	10,311	8,415,788
4.00%, 05/15/29 (Call 03/15/29)(a)	8,145	8,016,919
4.20%, 05/15/32 (Call 02/15/32)(a)	14,082	13,810,346
4.20%, 01/15/47 (Call 07/15/46)	7,792	6,962,989
4.25%, 01/15/29 (Call 12/15/28)(a)	15,340	15,323,233
4.25%, 03/15/43 (Call 09/15/42)(a)	6,939	6,479,367
4.25%, 06/15/48 (Call 12/15/47)	14,295	12,982,077
4.45%, 12/15/48 (Call 06/15/48)	11,725	10,903,971
4.50%, 04/15/33 (Call 01/15/33)	15,340	15,357,386
4.63%, 07/15/35(a)	3,639	3,671,163
4.75%, 07/15/45	18,921	18,475,344
4.75%, 05/15/52 (Call 11/15/51)(a)	19,830	19,318,626
4.95%, 05/15/62 (Call 11/15/61)(a)	10,054	9,883,304
5.05%, 04/15/53 (Call 10/15/52)	15,340	15,578,631
5.20%, 04/15/63 (Call 10/15/62)	10,230	10,442,913
5.25%, 02/15/28 (Call 01/15/28)(a)	10,975	11,466,782
5.30%, 02/15/30 (Call 12/15/29)	12,456	13,150,662
5.35%, 02/15/33 (Call 11/15/32)(a)	19,435	20,715,852
5.80%, 03/15/36(a)	11,319	12,496,895
5.88%, 02/15/53 (Call 08/15/52)(a)	20,781	23,494,558
6.05%, 02/15/63 (Call 08/15/62)	14,230	16,401,423
6.88%, 02/15/38(a)	12,021	14,613,847
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	7,883	6,553,968

		1,105,395,879

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	8,585	7,478,844
2.88%, 06/15/28 (Call 04/15/28)	13,882	11,652,201
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	14,081	12,011,845
3.25%, 03/15/27 (Call 02/15/27)	13,334	11,485,274
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	10,008	8,306,508
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	9,453	7,757,188
3.40%, 07/15/26 (Call 06/15/26)	8,344	7,460,831

		66,152,691

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	8,454	8,365,749

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	7,206	6,726,067

Insurance — 1.6%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)(a)	945	962,846
American International Group Inc. 4.38%, 06/30/50 (Call 12/30/49)(a)	10,641	9,133,424

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 04/01/48 (Call 10/01/47)	$12,095	$11,028,104
4.80%, 07/10/45 (Call 01/10/45)	8,987	8,189,427
5.13%, 03/27/33 (Call 12/27/32)(a)	8,365	8,401,235
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	6,337	5,596,957
3.75%, 05/02/29 (Call 02/02/29)	5,175	4,943,365
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52 (Call 08/28/51)	12,763	10,284,160
5.35%, 02/28/33 (Call 11/28/32)	7,790	8,053,350
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	5,568	4,224,698
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	10,318	9,400,625
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	4,940	4,110,393
2.30%, 03/15/27 (Call 02/15/27)(a)	6,643	6,337,814
2.50%, 01/15/51 (Call 07/15/50)(a)	9,303	6,264,229
2.85%, 10/15/50 (Call 04/15/50)(a)	19,777	14,182,678
2.88%, 03/15/32 (Call 12/15/31)(a)	9,164	8,298,110
3.85%, 03/15/52 (Call 09/15/51)(a)	30,876	26,383,042
4.20%, 08/15/48 (Call 02/15/48)(a)	26,380	24,565,605
4.25%, 01/15/49 (Call 07/15/48)(a)	22,254	20,912,157
5.75%, 01/15/40	10,598	11,909,235
Berkshire Hathaway Inc., 4.50%, 02/11/43	12,511	12,170,262
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	4,162	3,864,759
4.70%, 06/22/47 (Call 12/22/46)	5,957	4,462,910
Chubb Corp. (The), 6.00%, 05/11/37(a)	10,722	11,865,312
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	5,095	4,141,619
3.05%, 12/15/61 (Call 06/15/61)(a)	9,702	6,714,343
3.35%, 05/03/26 (Call 02/03/26)	5,616	5,495,722
4.35%, 11/03/45 (Call 05/03/45)(a)	10,124	9,366,094
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(c)	12,918	12,207,874
3.85%, 04/05/29 (Call 02/05/29)(c)	11,822	10,821,804
3.90%, 04/05/32 (Call 01/05/32)(a)(c)	15,191	13,376,882
4.40%, 04/05/52 (Call 10/05/51)(a)(c)	10,476	8,216,855
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	13,835	13,324,162
5.00%, 04/20/48 (Call 10/20/47)(a)	13,621	11,818,364
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	8,824	5,907,925
3.50%, 10/15/50 (Call 04/15/50)	9,548	6,908,375
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)(c)	4,977	4,918,826
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	2,895	2,192,661
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	7,265	6,749,885
5.38%, 03/04/46(a)	2,944	2,956,615
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	2,527	2,157,554
4.38%, 03/15/29 (Call 12/15/28)	14,802	14,734,796
4.90%, 03/15/49 (Call 09/15/48)	11,854	11,435,517
MetLife Inc.
4.05%, 03/01/45	10,152	8,566,453
4.13%, 08/13/42(a)	10,706	9,272,183
4.55%, 03/23/30 (Call 12/23/29)(a)	8,958	8,974,963
4.60%, 05/13/46 (Call 11/13/45)	5,014	4,511,466
4.88%, 11/13/43	10,753	10,151,911

Security	Par (000)	Value

Insurance (continued)
5.00%, 07/15/52 (Call 01/15/52)	$11,294	$10,780,241
5.25%, 01/15/54 (Call 07/15/53)	9,034	8,954,729
5.70%, 06/15/35(a)	11,938	12,718,306
5.88%, 02/06/41(a)	8,621	9,113,416
6.38%, 06/15/34(a)	9,696	10,939,418
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	4,227	3,702,137
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	16,358	12,679,390
3.91%, 12/07/47 (Call 06/07/47)	9,711	7,894,859
3.94%, 12/07/49 (Call 06/07/49)	8,575	6,963,577
4.35%, 02/25/50 (Call 08/25/49)	11,278	9,732,652
4.60%, 05/15/44(a)	9,356	8,416,459
5.70%, 12/14/36(a)	9,154	9,846,768
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	2,543	1,831,097
5.35%, 11/01/40(a)	7,367	7,764,853
6.25%, 06/15/37	11,407	12,967,675
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)(a)	7,162	7,056,470

		571,829,593

Internet — 2.3%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	8,111	7,156,877
1.10%, 08/15/30 (Call 05/15/30)(a)	22,266	18,457,427
1.90%, 08/15/40 (Call 02/15/40)(a)	9,551	6,706,076
2.00%, 08/15/26 (Call 05/15/26)(a)	15,178	14,325,827
2.05%, 08/15/50 (Call 02/15/50)(a)	22,951	14,664,631
2.25%, 08/15/60 (Call 02/15/60)(a)	20,876	12,930,221
Amazon.com Inc.
1.00%, 05/12/26 (Call 04/12/26)	22,224	20,286,645
1.20%, 06/03/27 (Call 04/03/27)	17,121	15,339,043
1.50%, 06/03/30 (Call 03/03/30)	25,906	21,651,377
1.65%, 05/12/28 (Call 03/12/28)	23,600	20,996,372
2.10%, 05/12/31 (Call 02/12/31)	31,536	27,039,175
2.50%, 06/03/50 (Call 12/03/49)(a)	27,325	18,464,656
2.70%, 06/03/60 (Call 12/03/59)	21,439	13,993,821
2.88%, 05/12/41 (Call 11/12/40)	23,182	18,146,431
3.10%, 05/12/51 (Call 11/12/50)	35,861	27,161,957
3.15%, 08/22/27 (Call 05/22/27)	41,078	39,557,966
3.25%, 05/12/61 (Call 11/12/60)	18,340	13,485,860
3.30%, 04/13/27 (Call 03/13/27)	26,629	25,904,004
3.45%, 04/13/29 (Call 02/13/29)	16,455	15,898,857
3.60%, 04/13/32 (Call 01/13/32)(a)	30,197	28,690,556
3.88%, 08/22/37 (Call 02/22/37)(a)	27,797	26,017,191
3.95%, 04/13/52 (Call 10/13/51)(a)	27,752	24,507,064
4.05%, 08/22/47 (Call 02/22/47)	35,227	31,985,563
4.10%, 04/13/62 (Call 10/13/61)(a)	14,740	12,809,742
4.25%, 08/22/57 (Call 02/22/57)	25,204	22,971,594
4.55%, 12/01/27 (Call 11/01/27)	7,756	7,884,304
4.65%, 12/01/29 (Call 10/01/29)	16,739	17,135,152
4.70%, 12/01/32 (Call 09/01/32)	24,245	24,919,877
4.80%, 12/05/34 (Call 06/05/34)(a)	8,930	9,277,579
4.95%, 12/05/44 (Call 06/05/44)(a)	17,623	18,232,477
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	2,834	2,767,169
4.63%, 04/13/30 (Call 01/13/30)(a)	14,445	14,518,612
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,214	1,106,488
2.60%, 05/10/31 (Call 02/10/31)(a)	10,390	8,860,005

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.70%, 03/11/30 (Call 12/11/29)(a)	$11,359	$9,993,736
3.60%, 06/05/27 (Call 03/05/27)(a)	5,985	5,780,292
3.65%, 05/10/51 (Call 11/10/50)	3,638	2,699,940
4.00%, 07/15/42 (Call 01/15/42)	11,581	9,496,501
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	13,941	12,250,919
3.80%, 02/15/28 (Call 11/15/27)(a)	9,654	9,128,033
4.63%, 08/01/27 (Call 05/01/27)	5,369	5,281,607
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	25,247	24,499,772
3.85%, 08/15/32 (Call 05/15/32)	32,435	30,621,238
4.45%, 08/15/52 (Call 02/15/52)	31,576	27,885,776
4.65%, 08/15/62 (Call 02/15/62)(a)	12,322	10,898,740
Netflix Inc.
4.38%, 11/15/26(a)	4,875	4,840,583
4.88%, 04/15/28(a)	20,658	20,787,939
5.88%, 11/15/28(a)	17,892	18,857,025
6.38%, 05/15/29(a)	5,635	6,088,448

		802,961,145

Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	10,598	11,053,104
6.80%, 11/29/32 (Call 08/29/32)	11,043	11,574,413

		22,627,517

Lodging — 0.2%
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	6,931	6,892,560
5.00%, 10/15/27 (Call 09/15/27)	8,528	8,606,027
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	14,884	14,446,718
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	13,561	11,891,553
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	7,380	6,292,288
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,225	3,070,165
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)(a)	17,810	17,320,225

		68,519,536

Machinery — 0.4%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	10,214	9,004,905
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	8,352	7,535,478
3.25%, 09/19/49 (Call 03/19/49)	10,006	8,011,983
3.25%, 04/09/50 (Call 10/09/49)(a)	9,919	8,010,667
3.80%, 08/15/42(a)	20,299	18,237,371
5.20%, 05/27/41	9,694	10,354,126
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	2,899	2,615,286
3.90%, 06/09/42 (Call 12/09/41)(a)	15,865	14,645,576
John Deere Capital Corp.
4.15%, 09/15/27(a)	13,833	13,829,087
4.75%, 01/20/28(a)	7,473	7,647,755
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	16,816	14,790,434
3.11%, 02/15/40 (Call 08/15/39)(a)	4,582	3,604,226
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	6,092	5,815,212
4.95%, 09/15/28 (Call 06/15/28)(a)	13,780	13,675,676

		137,777,782

Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	10,892	9,765,002

Security	Par (000)	Value

Manufacturing (continued)
2.88%, 10/15/27 (Call 07/15/27)(a)	$7,357	$6,913,313
3.25%, 08/26/49 (Call 02/26/49)(a)	8,037	6,109,392
3.38%, 03/01/29 (Call 12/01/28)(a)	9,371	8,970,206
4.00%, 09/14/48 (Call 03/14/48)(a)	10,542	9,135,514
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)(a)	14,927	14,359,974
4.15%, 11/02/42	4,225	3,757,884
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	7,743	7,545,118
General Electric Co.
5.88%, 01/14/38(a)	13,195	14,436,054
6.75%, 03/15/32(a)	7,636	8,766,258
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	9,242	8,836,452
3.90%, 09/01/42 (Call 03/01/42)	9,454	8,442,931
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	12,135	11,336,329
4.00%, 06/14/49 (Call 12/14/48)	6,826	5,767,376
4.25%, 09/15/27 (Call 08/15/27)(a)	11,610	11,477,871
4.50%, 09/15/29 (Call 07/15/29)(a)	11,885	11,802,421
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	12,270	10,430,652

		157,852,747

Media — 4.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	13,606	11,417,903
2.30%, 02/01/32 (Call 11/01/31)	7,581	5,767,337
2.80%, 04/01/31 (Call 01/01/31)	14,410	11,622,025
3.50%, 06/01/41 (Call 12/01/40)(a)	16,358	11,165,101
3.50%, 03/01/42 (Call 09/01/41)	16,074	10,867,196
3.70%, 04/01/51 (Call 10/01/50)(a)	21,655	13,707,598
3.75%, 02/15/28 (Call 11/15/27)	12,052	11,198,909
3.85%, 04/01/61 (Call 10/01/60)(a)	19,289	11,759,938
3.90%, 06/01/52 (Call 12/01/51)(a)	25,727	16,758,300
3.95%, 06/30/62 (Call 12/30/61)	15,081	9,324,380
4.20%, 03/15/28 (Call 12/15/27)	8,669	8,224,110
4.40%, 04/01/33 (Call 01/01/33)(a)	8,729	7,735,687
4.40%, 12/01/61 (Call 06/01/61)	15,479	10,370,340
4.80%, 03/01/50 (Call 09/01/49)	30,174	22,909,579
5.05%, 03/30/29 (Call 12/30/28)	12,804	12,420,530
5.13%, 07/01/49 (Call 01/01/49)	13,111	10,284,099
5.25%, 04/01/53 (Call 10/01/52)(a)	15,491	12,385,862
5.38%, 04/01/38 (Call 10/01/37)	7,367	6,377,296
5.38%, 05/01/47 (Call 11/01/46)	26,879	21,846,219
5.50%, 04/01/63 (Call 10/01/62)(a)	10,307	8,205,839
5.75%, 04/01/48 (Call 10/01/47)	26,210	22,265,018
6.38%, 10/23/35 (Call 04/23/35)	17,346	17,162,013
6.48%, 10/23/45 (Call 04/23/45)	37,689	34,779,978
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	20,247	16,357,444
1.95%, 01/15/31 (Call 10/15/30)(a)	17,259	14,460,044
2.35%, 01/15/27 (Call 10/15/26)	14,218	13,285,130
2.45%, 08/15/52 (Call 02/15/52)(a)	17,701	11,135,896
2.65%, 02/01/30 (Call 11/01/29)	18,820	16,859,123
2.65%, 08/15/62 (Call 02/15/62)(a)	11,464	7,006,541
2.80%, 01/15/51 (Call 07/15/50)(a)	19,420	13,143,693
2.89%, 11/01/51 (Call 05/01/51)	51,110	34,833,131
2.94%, 11/01/56 (Call 05/01/56)(a)	59,702	39,756,308
2.99%, 11/01/63 (Call 05/01/63)(a)	42,106	27,160,143

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.15%, 02/15/28 (Call 11/15/27)	$13,498	$12,844,973
3.20%, 07/15/36 (Call 01/15/36)(a)	9,438	8,035,019
3.25%, 11/01/39 (Call 05/01/39)	14,886	12,077,621
3.30%, 02/01/27 (Call 11/01/26)	13,577	13,114,631
3.30%, 04/01/27 (Call 02/01/27)	7,991	7,702,832
3.40%, 04/01/30 (Call 01/01/30)	16,783	15,729,175
3.40%, 07/15/46 (Call 01/15/46)	16,329	12,678,768
3.45%, 02/01/50 (Call 08/01/49)(a)	20,564	15,910,338
3.55%, 05/01/28 (Call 02/01/28)	13,165	12,692,860
3.75%, 04/01/40 (Call 10/01/39)	16,735	14,429,021
3.90%, 03/01/38 (Call 09/01/37)	13,034	11,787,042
3.97%, 11/01/47 (Call 05/01/47)(a)	22,040	18,745,633
4.00%, 08/15/47 (Call 02/15/47)(a)	9,400	7,993,649
4.00%, 03/01/48 (Call 09/01/47)	9,772	8,310,669
4.00%, 11/01/49 (Call 05/01/49)(a)	21,324	18,013,468
4.05%, 11/01/52 (Call 05/01/52)(a)	11,748	9,943,433
4.15%, 10/15/28 (Call 07/15/28)	38,702	38,391,889
4.20%, 08/15/34 (Call 02/15/34)	9,425	9,072,173
4.25%, 10/15/30 (Call 07/15/30)	17,870	17,695,197
4.25%, 01/15/33(a)	19,561	19,156,036
4.40%, 08/15/35 (Call 02/25/35)	6,624	6,473,193
4.60%, 10/15/38 (Call 04/15/38)	11,202	10,825,037
4.60%, 08/15/45 (Call 02/15/45)	8,167	7,555,980
4.65%, 02/15/33 (Call 11/15/32)(a)	11,266	11,413,918
4.70%, 10/15/48 (Call 04/15/48)(a)	20,434	19,354,425
4.95%, 10/15/58 (Call 04/15/58)(a)	9,401	9,253,919
5.35%, 11/15/27 (Call 10/15/27)(a)	8,031	8,356,186
5.50%, 11/15/32 (Call 08/15/32)(a)	10,248	10,989,523
5.65%, 06/15/35(a)	9,592	10,358,608
7.05%, 03/15/33	9,786	11,622,159
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	5,816	5,178,820
3.95%, 03/20/28 (Call 12/20/27)(a)	14,076	13,201,039
4.00%, 09/15/55 (Call 03/15/55)(a)	13,416	8,824,141
4.13%, 05/15/29 (Call 02/15/29)(a)	3,486	3,222,335
4.65%, 05/15/50 (Call 11/15/49)(a)	7,576	5,739,311
5.20%, 09/20/47 (Call 03/20/47)	8,748	7,149,995
5.30%, 05/15/49 (Call 11/15/48)	4,622	3,783,331
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	21,351	20,977,221
5.48%, 01/25/39 (Call 07/25/38)(a)	11,778	11,160,710
5.58%, 01/25/49 (Call 07/25/48)	16,438	15,291,016
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	10,690	9,210,114
4.38%, 03/15/43(a)	15,526	11,036,252
4.95%, 01/15/31 (Call 11/15/30)(a)	12,678	11,788,847
4.95%, 05/19/50 (Call 11/19/49)(a)	10,859	8,223,323
5.85%, 09/01/43 (Call 03/01/43)	11,258	9,608,004
6.88%, 04/30/36	12,681	13,026,150
7.88%, 07/30/30(a)	9,927	10,908,165
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	12,576	14,189,669
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	15,130	11,470,113
5.50%, 09/01/41 (Call 03/01/41)(a)	14,515	12,401,985
5.88%, 11/15/40 (Call 05/15/40)	12,826	11,413,215
6.55%, 05/01/37(a)	16,966	16,500,558
6.75%, 06/15/39(a)	14,694	14,267,940
7.30%, 07/01/38(a)	15,994	16,547,045
TWDC Enterprises 18 Corp. 1.85%, 07/30/26(a)	5,670	5,281,142

Security	Par (000)	Value

Media (continued)
2.95%, 06/15/27(a)	$9,326	$8,898,682
4.13%, 06/01/44(a)	14,390	13,017,370
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	21,331	18,647,818
2.20%, 01/13/28(a)	8,399	7,709,029
2.65%, 01/13/31(a)	26,902	23,842,366
2.75%, 09/01/49 (Call 03/01/49)(a)	25,141	17,413,436
3.50%, 05/13/40 (Call 11/13/39)	22,001	18,665,780
3.60%, 01/13/51 (Call 07/13/50)(a)	31,382	25,387,498
3.80%, 03/22/30(a)	12,926	12,507,665
3.80%, 05/13/60 (Call 11/13/59)(a)	9,288	7,550,741
4.63%, 03/23/40 (Call 09/23/39)(a)	10,026	9,802,534
4.70%, 03/23/50 (Call 09/23/49)(a)	19,200	18,702,607
6.20%, 12/15/34	5,687	6,504,328
6.40%, 12/15/35	10,033	11,608,971
6.65%, 11/15/37(a)	13,460	15,986,437

		1,379,725,788

Mining — 0.6%
Barrick North America Finance LLC
5.70%, 05/30/41	10,761	11,306,280
5.75%, 05/01/43	3,909	4,139,789
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	10,875	11,684,571
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	12,613	11,511,190
4.75%, 02/28/28 (Call 01/28/28)	8,983	9,130,301
4.90%, 02/28/33 (Call 11/28/32)(a)	6,824	6,995,001
5.00%, 09/30/43	22,237	22,574,762
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	9,490	9,041,808
5.40%, 11/14/34 (Call 05/14/34)(a)	9,392	9,266,195
5.45%, 03/15/43 (Call 09/15/42)(a)	17,832	16,778,507
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	12,141	10,228,561
2.60%, 07/15/32 (Call 04/15/32)	11,314	9,512,979
4.88%, 03/15/42 (Call 09/15/41)(a)	11,222	10,777,417
6.25%, 10/01/39	9,544	10,397,469
Rio Tinto Alcan Inc., 6.13%, 12/15/33	9,802	10,854,609
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	14,398	10,069,930
5.20%, 11/02/40(a)	10,718	11,081,685
7.13%, 07/15/28(a)	9,286	10,487,729
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	8,575	7,781,031
5.13%, 03/09/53 (Call 09/09/52)(a)	11,321	11,667,977

		215,287,791

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	6,007	5,462,656
3.57%, 12/01/31 (Call 09/01/31)	9,906	8,311,485

		13,774,141

Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	13,579	11,402,832
2.72%, 01/12/32 (Call 10/12/31)(a)	24,189	21,155,324
2.77%, 11/10/50 (Call 05/10/50)(a)	16,734	11,478,296
2.94%, 06/04/51 (Call 12/04/50)(a)	24,570	17,302,359
3.00%, 02/24/50 (Call 08/24/49)	21,787	15,593,056
3.00%, 03/17/52 (Call 09/17/51)(a)	14,285	10,135,287
3.02%, 01/16/27 (Call 10/16/26)	10,293	9,863,593

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 06/17/41 (Call 12/17/40)	$13,929	$10,863,389
3.12%, 05/04/26 (Call 02/04/26)(a)	1,690	1,640,636
3.38%, 02/08/61 (Call 08/08/60)(a)	19,219	14,235,544
3.63%, 04/06/30 (Call 01/06/30)	15,196	14,557,677
3.94%, 09/21/28 (Call 06/21/28)(a)	12,701	12,560,301
4.23%, 11/06/28 (Call 08/06/28)(a)	23,125	23,185,019
4.81%, 02/13/33 (Call 11/13/32)(a)	15,985	16,260,936
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	17,753	17,207,340
3.72%, 11/28/28 (Call 08/28/28)(a)	9,543	9,343,270
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	11,213	10,762,546
4.95%, 06/01/47 (Call 12/01/46)	3,353	3,048,009
6.25%, 03/15/38(a)	16,696	17,851,677
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	10,118	7,356,595
5.40%, 06/15/47 (Call 12/15/46)	5,349	4,970,883
6.75%, 11/15/39(a)	18,110	19,614,941
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)(a)	10,620	9,853,093
2.24%, 05/11/30 (Call 02/11/30)(a)	9,674	8,624,797
2.95%, 05/16/26 (Call 02/16/26)(a)	15,713	15,237,060
3.08%, 05/11/50 (Call 11/11/49)	6,873	5,315,742
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)(a)	8,455	7,508,359
2.34%, 08/12/50 (Call 02/12/50)(a)	4,986	3,282,316
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	9,376	8,047,422
3.80%, 03/15/52 (Call 09/15/51)(a)	12,518	10,498,773
4.03%, 03/15/62 (Call 09/15/61)(a)	16,914	14,352,195
4.30%, 11/15/44 (Call 05/15/44)(a)	6,923	6,305,299
6.50%, 02/01/39	15,975	18,774,135
6.95%, 04/15/29	14,820	16,736,771
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	8,035	7,641,190
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	13,120	11,528,262
5.00%, 06/15/45 (Call 12/15/44)(a)	3,140	2,814,141
5.60%, 07/15/41 (Call 01/15/41)	16,823	16,379,704
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	10,064	8,802,189
3.25%, 12/01/26 (Call 10/01/26)(a)	5,930	5,686,725
3.50%, 12/01/29 (Call 09/01/29)	12,649	11,714,876
4.25%, 03/15/52 (Call 09/15/51)(a)	4,682	3,707,505
6.25%, 03/15/33 (Call 12/15/32)(a)	12,686	13,528,130
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)(a)	5,576	5,592,078
4.95%, 04/15/50 (Call 10/15/49)(a)	2,910	2,925,986
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	14,618	13,848,481
7.00%, 02/01/30 (Call 11/01/29)(a)	7,154	7,551,737
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	3,410	3,030,637
3.13%, 04/06/30 (Call 01/06/30)(a)	13,459	12,605,414
3.25%, 11/18/49 (Call 05/18/49)	6,330	4,911,171
3.63%, 09/10/28 (Call 06/10/28)(a)	8,036	7,873,877
3.70%, 04/06/50 (Call 10/06/49)	8,908	7,514,532
3.95%, 05/15/43(a)	6,133	5,477,039
4.80%, 11/08/43	5,400	5,348,470
5.10%, 08/17/40(a)	6,263	6,485,038

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	$9,957	$9,416,537
2.44%, 08/16/29 (Call 05/16/29)(a)	13,284	12,153,085
2.61%, 10/15/30 (Call 07/15/30)	19,711	17,790,132
3.00%, 08/16/39 (Call 02/16/39)(a)	9,611	7,783,986
3.10%, 08/16/49 (Call 02/16/49)	18,262	13,789,318
3.29%, 03/19/27 (Call 01/19/27)(a)	10,621	10,401,609
3.45%, 04/15/51 (Call 10/15/50)(a)	26,714	21,429,533
3.48%, 03/19/30 (Call 12/19/29)(a)	19,651	18,857,899
3.57%, 03/06/45 (Call 09/06/44)(a)	12,145	10,171,461
4.11%, 03/01/46 (Call 09/01/45)	28,317	25,376,486
4.23%, 03/19/40 (Call 09/19/39)	20,056	18,898,061
4.33%, 03/19/50 (Call 09/19/49)	30,139	28,088,514
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	8,382	8,227,298
5.60%, 02/15/41(a)	13,687	13,320,050
6.00%, 01/15/40(a)	8,974	9,120,771
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	10,672	10,410,299
6.60%, 10/01/37(a)	13,877	14,262,881
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)(a)	2,430	2,097,191
6.50%, 03/01/41 (Call 09/01/40)	17,795	18,819,841
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	6,861	5,727,642
3.30%, 03/15/52 (Call 09/15/51)	7,872	5,562,697
3.90%, 03/15/28 (Call 12/15/27)(a)	10,349	10,019,523
4.65%, 11/15/34 (Call 05/15/34)	10,381	10,029,156
4.88%, 11/15/44 (Call 05/15/44)	16,247	15,308,682
4.95%, 12/01/27 (Call 11/01/27)	5,005	5,051,700
5.88%, 05/01/42	16,388	17,365,885
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	11,262	9,347,508
2.15%, 01/15/31 (Call 10/15/30)(a)	7,889	6,614,314
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	19,403	17,347,551
2.50%, 09/12/26	10,149	9,591,643
2.75%, 04/06/30 (Call 01/06/30)(a)	18,284	16,707,329
2.88%, 05/10/26	9,306	8,983,007
3.00%, 11/26/51 (Call 05/26/51)	10,265	7,441,733
3.13%, 11/07/49 (Call 05/07/49)	12,709	9,541,316
3.25%, 04/06/50 (Call 10/06/49)	21,084	16,169,258
3.75%, 09/12/46	13,170	11,071,827
3.88%, 11/13/28 (Call 08/23/28)(a)	17,881	17,676,325
4.00%, 05/10/46	24,994	21,831,147
4.13%, 05/11/35	17,585	16,896,844
4.38%, 05/11/45(a)	32,903	30,578,433
4.55%, 08/12/43	14,314	13,617,771
5.50%, 03/25/40	10,949	11,701,336
6.38%, 12/15/38	30,699	35,739,235
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	3,680	2,799,689
4.00%, 11/15/47 (Call 05/15/47)	3,060	2,463,851
6.50%, 06/15/38	15,574	16,750,477
6.80%, 05/15/38	12,253	13,472,604
6.85%, 06/01/39(a)	9,816	10,751,631
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	15,923	14,562,595
2.99%, 06/29/41 (Call 12/29/40)(a)	11,487	9,013,069
3.13%, 05/29/50 (Call 11/29/49)(a)	31,457	23,499,949

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.39%, 06/29/60 (Call 12/29/59)	$6,549	$4,922,862
3.46%, 02/19/29 (Call 11/19/28)	16,381	15,682,121
3.46%, 07/12/49 (Call 01/12/49)(a)	5,795	4,610,284
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	16,363	16,161,797
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	7,483	5,339,509
6.63%, 06/15/37	18,645	20,386,685
7.50%, 04/15/32(a)	9,399	10,808,657

		1,341,455,248

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	15,051	14,714,485
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	13,323	12,684,780
4.08%, 12/15/47 (Call 06/15/47)	9,498	7,803,710
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	11,200	10,023,077
4.75%, 08/01/43 (Call 02/01/43)	5,981	5,341,294
4.85%, 11/15/35 (Call 05/15/35)	14,085	13,770,423
5.00%, 11/15/45 (Call 05/15/45)(a)	20,031	18,365,498
6.70%, 09/15/38	11,666	13,009,402
7.45%, 09/15/39	10,835	12,748,510
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	11,013	9,879,267

		118,340,446

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	7,621	6,357,341
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	10,292	10,184,529

		16,541,870

Pharmaceuticals — 7.1%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	41,375	39,268,673
3.20%, 05/14/26 (Call 02/14/26)(a)	13,121	12,632,210
3.20%, 11/21/29 (Call 08/21/29)	59,731	55,193,087
4.05%, 11/21/39 (Call 05/21/39)	44,540	39,411,909
4.25%, 11/14/28 (Call 08/14/28)(a)	21,345	21,177,536
4.25%, 11/21/49 (Call 05/21/49)(a)	62,355	54,796,570
4.30%, 05/14/36 (Call 11/14/35)	11,332	10,722,972
4.40%, 11/06/42	28,421	25,909,300
4.45%, 05/14/46 (Call 11/14/45)(a)	20,233	18,280,611
4.50%, 05/14/35 (Call 11/14/34)(a)	28,311	27,645,779
4.55%, 03/15/35 (Call 09/15/34)(a)	17,278	16,901,645
4.70%, 05/14/45 (Call 11/14/44)	28,851	27,084,093
4.75%, 03/15/45 (Call 09/15/44)	9,648	9,120,225
4.85%, 06/15/44 (Call 12/15/43)	11,516	10,984,021
4.88%, 11/14/48 (Call 05/14/48)	19,835	19,039,154
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	7,511	6,481,168
3.45%, 12/15/27 (Call 09/15/27)	3,929	3,769,916
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	7,175	6,566,824
1.75%, 05/28/28 (Call 03/28/28)	15,329	13,678,522
2.25%, 05/28/31 (Call 02/28/31)	9,266	8,028,494
4.88%, 03/03/28 (Call 02/03/28)	12,654	13,065,903
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	1,896	1,719,749
1.38%, 08/06/30 (Call 05/06/30)(a)	18,992	15,615,766
3.00%, 05/28/51 (Call 11/28/50)	6,749	5,117,048

Security	Par (000)	Value

Pharmaceuticals (continued)
3.13%, 06/12/27 (Call 03/12/27)(a)	$8,617	$8,287,517
4.00%, 01/17/29 (Call 10/17/28)(a)	11,758	11,682,943
4.00%, 09/18/42(a)	10,831	9,883,515
4.38%, 11/16/45	8,239	7,912,708
4.38%, 08/17/48 (Call 02/17/48)	6,940	6,605,756
6.45%, 09/15/37	29,409	34,757,624
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	14,252	11,764,799
2.82%, 05/20/30 (Call 02/20/30)(a)	9,970	8,870,319
3.70%, 06/06/27 (Call 03/06/27)	21,764	21,130,417
4.67%, 06/06/47 (Call 12/06/46)(a)	14,484	13,526,993
4.69%, 02/13/28 (Call 01/13/28)(a)	10,930	11,058,484
4.69%, 12/15/44 (Call 06/15/44)	7,497	6,999,243
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	12,034	10,611,048
1.45%, 11/13/30 (Call 08/13/30)	15,830	12,968,792
2.35%, 11/13/40 (Call 05/13/40)(a)	10,938	7,874,116
2.55%, 11/13/50 (Call 05/13/50)(a)	18,616	12,469,203
2.95%, 03/15/32 (Call 12/15/31)(a)	18,289	16,508,902
3.20%, 06/15/26 (Call 04/15/26)	16,397	15,975,991
3.40%, 07/26/29 (Call 04/26/29)	25,974	24,850,417
3.55%, 03/15/42 (Call 09/15/41)(a)	14,098	11,971,492
3.70%, 03/15/52 (Call 09/15/51)(a)	22,083	18,355,741
3.90%, 02/20/28 (Call 11/20/27)	16,632	16,521,846
3.90%, 03/15/62 (Call 09/15/61)	11,144	9,164,960
4.13%, 06/15/39 (Call 12/15/38)	22,625	21,202,369
4.25%, 10/26/49 (Call 04/26/49)	41,136	37,394,570
4.35%, 11/15/47 (Call 05/15/47)	9,897	9,160,324
4.55%, 02/20/48 (Call 08/20/47)(a)	13,534	12,859,456
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	8,612	8,239,188
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)(a)	14,465	12,256,753
2.40%, 03/15/30 (Call 12/15/29)(a)	16,172	14,033,253
3.20%, 03/15/40 (Call 09/15/39)	9,813	7,659,786
3.40%, 03/01/27 (Call 12/01/26)(a)	9,720	9,342,192
3.40%, 03/15/50 (Call 09/15/49)	14,573	10,756,825
3.40%, 03/15/51 (Call 09/15/50)	16,066	11,798,787
3.88%, 10/15/47 (Call 04/15/47)	11,972	9,619,762
4.38%, 10/15/28 (Call 07/15/28)	41,499	41,281,753
4.80%, 08/15/38 (Call 02/15/38)(a)	25,324	24,546,287
4.80%, 07/15/46 (Call 01/16/46)(a)	10,863	10,016,975
4.90%, 12/15/48 (Call 06/15/48)(a)	33,459	31,442,162
5.40%, 03/15/33 (Call 12/15/32)(a)	9,237	9,608,072
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	25,889	22,711,395
1.75%, 08/21/30 (Call 05/21/30)	13,974	11,386,968
1.88%, 02/28/31 (Call 11/28/30)(a)	13,392	10,887,641
2.13%, 09/15/31 (Call 06/15/31)(a)	11,506	9,502,954
2.70%, 08/21/40 (Call 02/21/40)(a)	14,182	10,158,205
2.88%, 06/01/26 (Call 03/01/26)(a)	14,505	13,832,976
3.00%, 08/15/26 (Call 06/15/26)(a)	7,559	7,208,600
3.25%, 08/15/29 (Call 05/15/29)	20,427	18,813,484
3.63%, 04/01/27 (Call 02/01/27)(a)	10,020	9,701,534
3.75%, 04/01/30 (Call 01/01/30)	16,722	15,660,237
4.13%, 04/01/40 (Call 10/01/39)(a)	10,479	8,979,672
4.25%, 04/01/50 (Call 10/01/49)	8,655	7,240,879
4.30%, 03/25/28 (Call 12/25/27)(a)	53,942	53,255,993
4.78%, 03/25/38 (Call 09/25/37)(a)	52,944	50,485,482
5.05%, 03/25/48 (Call 09/25/47)	83,945	78,258,725
5.13%, 02/21/30 (Call 12/21/29)	17,606	17,860,627

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$36,674	$34,607,167
5.25%, 02/21/33 (Call 11/21/32)(a)	18,617	19,006,676
5.30%, 12/05/43 (Call 06/05/43)(a)	8,834	8,644,364
5.63%, 02/21/53 (Call 08/21/52)(a)	13,264	13,347,287
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	10,532	7,100,431
2.50%, 09/15/60 (Call 03/15/60)	9,704	6,294,231
3.38%, 03/15/29 (Call 12/15/28)	10,378	9,972,460
3.95%, 03/15/49 (Call 09/15/48)(a)	11,113	10,198,386
4.70%, 02/27/33 (Call 11/27/32)	7,068	7,343,221
4.88%, 02/27/53 (Call 08/27/52)	12,707	13,286,723
4.95%, 02/27/63 (Call 08/27/62)(a)	10,117	10,559,704
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	19,596	19,356,016
6.38%, 05/15/38	29,371	34,727,659
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	10,912	10,426,767
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	21,880	19,453,407
1.30%, 09/01/30 (Call 06/01/30)(a)	18,916	15,846,750
2.10%, 09/01/40 (Call 03/01/40)(a)	9,242	6,681,434
2.25%, 09/01/50 (Call 03/01/50)(a)	11,154	7,534,762
2.45%, 09/01/60 (Call 03/01/60)(a)	12,080	8,057,547
2.90%, 01/15/28 (Call 10/15/27)(a)	18,400	17,737,133
2.95%, 03/03/27 (Call 12/03/26)	10,980	10,642,141
3.40%, 01/15/38 (Call 07/15/37)	10,046	9,085,843
3.50%, 01/15/48 (Call 07/15/47)(a)	7,015	6,100,268
3.55%, 03/01/36 (Call 09/01/35)	9,453	8,830,401
3.63%, 03/03/37 (Call 09/03/36)	14,507	13,502,815
3.70%, 03/01/46 (Call 09/01/45)	21,542	19,136,435
3.75%, 03/03/47 (Call 09/03/46)(a)	9,522	8,584,981
4.38%, 12/05/33 (Call 06/05/33)(a)	8,649	8,910,062
5.95%, 08/15/37	11,231	13,125,274
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	13,377	11,126,991
1.70%, 06/10/27 (Call 05/10/27)(a)	16,739	15,294,078
1.90%, 12/10/28 (Call 10/10/28)(a)	12,738	11,366,793
2.15%, 12/10/31 (Call 09/10/31)(a)	22,151	18,888,760
2.35%, 06/24/40 (Call 12/24/39)(a)	12,588	9,288,348
2.45%, 06/24/50 (Call 12/24/49)(a)	14,974	10,160,635
2.75%, 12/10/51 (Call 06/10/51)(a)	22,352	15,885,426
2.90%, 12/10/61 (Call 06/10/61)(a)	15,915	10,897,346
3.40%, 03/07/29 (Call 12/07/28)(a)	20,867	20,174,950
3.70%, 02/10/45 (Call 08/10/44)(a)	22,819	19,924,104
3.90%, 03/07/39 (Call 09/07/38)	9,696	8,861,721
4.00%, 03/07/49 (Call 09/07/48)	17,062	15,328,801
4.15%, 05/18/43	12,775	11,948,054
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	8,136	7,789,832
5.20%, 04/15/48 (Call 10/15/47)	8,398	6,479,081
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	14,204	13,207,748
2.20%, 08/14/30 (Call 05/14/30)(a)	15,788	13,963,122
2.75%, 08/14/50 (Call 02/14/50)(a)	14,644	10,811,721
3.10%, 05/17/27 (Call 02/17/27)(a)	7,858	7,600,204
4.00%, 11/20/45 (Call 05/20/45)	10,082	9,284,963
4.40%, 05/06/44	18,293	17,916,029
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	11,559	9,792,347
1.75%, 08/18/31 (Call 05/18/31)(a)	12,098	10,065,699

Security	Par (000)	Value

Pharmaceuticals (continued)
2.55%, 05/28/40 (Call 11/28/39)(a)	$10,500	$7,934,497
2.63%, 04/01/30 (Call 01/01/30)(a)	15,908	14,399,627
2.70%, 05/28/50 (Call 11/28/49)(a)	13,106	9,425,095
2.75%, 06/03/26(a)	9,296	8,967,697
3.00%, 12/15/26	15,825	15,313,221
3.45%, 03/15/29 (Call 12/15/28)	20,687	19,984,980
3.60%, 09/15/28 (Call 06/15/28)(a)	12,646	12,410,796
3.90%, 03/15/39 (Call 09/15/38)	9,556	8,713,457
4.00%, 12/15/36	4,346	4,167,397
4.00%, 03/15/49 (Call 09/15/48)(a)	10,765	9,781,819
4.13%, 12/15/46(a)	14,457	13,320,430
4.20%, 09/15/48 (Call 03/15/48)	11,325	10,541,406
4.30%, 06/15/43	9,519	8,999,763
4.40%, 05/15/44(a)	10,895	10,438,557
7.20%, 03/15/39	24,348	30,717,654
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	27,150	25,871,330
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	27,087	23,042,480
3.03%, 07/09/40 (Call 01/09/40)(a)	12,841	9,876,529
3.18%, 07/09/50 (Call 01/09/50)	19,845	14,305,133
3.38%, 07/09/60 (Call 01/09/60)	11,848	8,341,385
5.00%, 11/26/28 (Call 08/26/28)	18,769	19,110,065
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	19,347	18,519,976
5.25%, 06/15/46 (Call 12/15/45)	10,089	7,813,364
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	7,590	6,688,634
2.70%, 06/22/30 (Call 03/22/30)(a)	15,195	12,352,281
3.85%, 06/22/40 (Call 12/22/39)(a)	16,083	11,138,803
4.00%, 06/22/50 (Call 12/22/49)(a)	22,027	14,308,208
Wyeth LLC
5.95%, 04/01/37	22,132	24,936,213
6.50%, 02/01/34	9,518	11,041,401
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	9,189	7,790,195
3.00%, 09/12/27 (Call 06/15/27)(a)	3,676	3,496,413
4.70%, 02/01/43 (Call 08/01/42)	8,653	8,123,538
5.60%, 11/16/32 (Call 08/16/32)(a)	7,872	8,399,024

		2,483,556,353

Pipelines — 3.4%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	14,707	13,773,594
5.13%, 06/30/27 (Call 01/01/27)	14,145	14,211,968
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	13,936	13,291,835
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	13,023	10,866,145
4.00%, 03/01/31 (Call 03/01/26)(a)	11,450	10,250,871
4.50%, 10/01/29 (Call 10/01/24)(a)	10,291	9,687,946
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	12,943	10,455,729
3.13%, 11/15/29 (Call 08/15/29)(a)	17,109	15,561,039
3.40%, 08/01/51 (Call 02/01/51)	7,024	4,958,764
4.25%, 12/01/26 (Call 09/01/26)	5,624	5,536,153
5.50%, 12/01/46 (Call 05/29/46)(a)	4,241	4,133,491
5.70%, 03/08/33 (Call 12/08/32)	18,165	18,879,626
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	16,010	14,690,678
4.00%, 10/01/27 (Call 07/01/27)	8,467	8,136,115

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.95%, 05/15/28 (Call 02/15/28)	$7,099	$7,036,852
4.95%, 06/15/28 (Call 03/15/28)	11,243	11,184,610
5.00%, 05/15/50 (Call 11/15/49)	22,083	18,746,164
5.15%, 03/15/45 (Call 09/15/44)	12,160	10,603,936
5.25%, 04/15/29 (Call 01/15/29)(a)	15,679	15,740,222
5.30%, 04/15/47 (Call 10/15/46)	10,046	8,829,917
5.35%, 05/15/45 (Call 11/15/44)	8,044	7,136,223
5.40%, 10/01/47 (Call 04/01/47)	17,904	15,932,265
5.50%, 06/01/27 (Call 03/01/27)	8,168	8,284,829
5.55%, 02/15/28 (Call 01/15/28)	10,760	10,991,694
5.75%, 02/15/33 (Call 11/15/32)(a)	16,169	16,557,890
6.00%, 06/15/48 (Call 12/15/47)(a)	11,033	10,538,613
6.13%, 12/15/45 (Call 06/15/45)	10,376	10,152,503
6.25%, 04/15/49 (Call 10/15/48)(a)	19,684	19,491,760
6.50%, 02/01/42 (Call 08/01/41)(a)	11,466	11,856,363
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	14,008	12,531,981
3.13%, 07/31/29 (Call 04/30/29)	14,217	13,091,335
3.20%, 02/15/52 (Call 08/15/51)(a)	11,749	8,313,443
3.30%, 02/15/53 (Call 08/15/52)(a)	11,811	8,513,506
3.70%, 01/31/51 (Call 07/31/50)(a)	11,277	8,690,941
3.95%, 01/31/60 (Call 07/31/59)	8,470	6,622,120
4.15%, 10/16/28 (Call 07/16/28)	12,601	12,411,802
4.20%, 01/31/50 (Call 07/31/49)	13,721	11,517,660
4.25%, 02/15/48 (Call 08/15/47)(a)	14,477	12,343,626
4.45%, 02/15/43 (Call 08/15/42)	12,555	11,188,568
4.80%, 02/01/49 (Call 08/01/48)	14,315	13,191,798
4.85%, 08/15/42 (Call 02/15/42)	9,109	8,485,355
4.85%, 03/15/44 (Call 09/15/43)(a)	15,387	14,324,877
4.90%, 05/15/46 (Call 11/15/45)	11,204	10,402,845
5.10%, 02/15/45 (Call 08/15/44)(a)	13,558	13,036,885
5.35%, 01/31/33 (Call 10/31/32)	9,783	10,182,548
5.95%, 02/01/41	9,088	9,647,629
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	7,317	6,866,118
6.95%, 01/15/38(a)	16,008	18,091,587
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	7,599	6,180,628
3.60%, 02/15/51 (Call 08/15/50)	13,141	9,237,642
4.30%, 03/01/28 (Call 12/01/27)(a)	11,513	11,339,185
4.80%, 02/01/33 (Call 11/01/32)(a)	4,360	4,217,693
5.05%, 02/15/46 (Call 08/15/45)	8,204	7,218,721
5.20%, 06/01/33 (Call 03/01/33)	8,022	7,967,835
5.20%, 03/01/48 (Call 09/01/47)	10,775	9,653,289
5.30%, 12/01/34 (Call 06/01/34)	6,401	6,276,457
5.45%, 08/01/52 (Call 02/01/52)(a)	10,244	9,469,285
5.55%, 06/01/45 (Call 12/01/44)	20,572	19,443,260
7.75%, 01/15/32	12,605	14,666,622
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	4,103	3,164,350
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	14,350	12,253,614
4.00%, 03/15/28 (Call 12/15/27)(a)	14,406	13,927,293
4.13%, 03/01/27 (Call 12/01/26)	13,752	13,423,672
4.50%, 04/15/38 (Call 10/15/37)	20,583	18,409,283
4.70%, 04/15/48 (Call 10/15/47)	15,961	13,366,504
4.80%, 02/15/29 (Call 11/15/28)	8,037	8,025,551
4.95%, 09/01/32 (Call 06/01/32)	10,913	10,709,518
4.95%, 03/14/52 (Call 09/14/51)	17,648	15,312,432
5.00%, 03/01/33 (Call 12/01/32)(a)	8,735	8,582,989

Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/47 (Call 09/01/46)	$7,194	$6,478,051
5.50%, 02/15/49 (Call 08/15/48)	18,119	16,787,634
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	7,500	6,660,055
3.40%, 09/01/29 (Call 06/01/29)	8,001	7,253,087
4.55%, 07/15/28 (Call 04/15/28)	8,235	8,077,842
5.20%, 07/15/48 (Call 01/15/48)(a)	4,705	4,114,803
6.10%, 11/15/32 (Call 08/15/32)(a)	3,783	3,952,264
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10,946	9,885,210
3.80%, 09/15/30 (Call 06/15/30)	3,481	3,139,547
4.50%, 12/15/26 (Call 09/15/26)(a)	4,924	4,832,808
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15,799	15,307,420
4.50%, 05/15/30 (Call 11/15/29)(a)	17,965	17,400,288
5.00%, 03/15/27 (Call 09/15/26)(a)	15,673	15,676,849
5.88%, 06/30/26 (Call 12/31/25)	12,402	12,557,661
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	15,585	13,701,841
4.20%, 02/01/33 (Call 12/01/32)(a)	9,757	8,851,959
4.88%, 02/01/31 (Call 02/01/26)(a)	13,458	12,701,829
4.95%, 04/15/52 (Call 10/15/51)	7,293	6,049,030
5.20%, 07/01/27 (Call 06/01/27)(a)	5,241	5,244,576
5.50%, 03/01/30 (Call 03/01/25)	5,752	5,625,771
6.13%, 03/15/33 (Call 12/15/32)(a)	6,209	6,469,957
6.50%, 07/15/27 (Call 07/15/23)(a)	9,299	9,482,051
6.50%, 02/15/53 (Call 08/15/52)	8,203	8,405,620
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	13,170	10,889,633
4.10%, 04/15/30 (Call 01/15/30)(a)	10,960	10,477,031
4.25%, 05/15/28 (Call 02/15/28)(a)	13,472	13,175,041
4.63%, 03/01/34 (Call 12/01/33)	11,130	10,572,817
4.88%, 05/15/48 (Call 11/15/47)	5,912	5,395,178
5.10%, 03/15/49 (Call 09/15/48)(a)	7,279	6,871,925
6.10%, 06/01/40(a)	10,013	10,455,695
6.20%, 10/15/37	15,657	16,587,643
7.63%, 01/15/39	17,544	20,867,662
Western Midstream Operating LP
4.30%, 02/01/30 (Call 11/01/29)(a)	5,505	5,032,609
5.50%, 02/01/50 (Call 08/01/49)(a)	10,962	9,276,642
6.15%, 04/01/33 (Call 01/01/33)(a)	1,070	1,088,950
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	15,287	12,983,011
3.50%, 11/15/30 (Call 08/15/30)(a)	10,922	9,983,328
3.75%, 06/15/27 (Call 03/15/27)(a)	12,773	12,349,025
4.65%, 08/15/32 (Call 05/15/32)	12,195	11,815,590
4.85%, 03/01/48 (Call 09/01/47)	7,554	6,714,336
5.10%, 09/15/45 (Call 03/15/45)	9,049	8,280,209
5.30%, 08/15/52 (Call 02/15/52)(a)	7,190	6,782,905
6.30%, 04/15/40	14,593	15,430,113
Williams Cos., Inc. (The), 5.65%, 03/15/33 (Call 12/15/32)(a)	12,779	13,215,451

		1,196,719,189

Real Estate Investment Trusts — 1.7%

Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	8,279	6,261,038
2.00%, 05/18/32 (Call 02/18/32)(a)	15,199	11,734,912
2.95%, 03/15/34 (Call 12/15/33)(a)	14,757	11,958,975
3.00%, 05/18/51 (Call 11/18/50)(a)	6,050	3,798,603
3.38%, 08/15/31 (Call 05/15/31)(a)	5,409	4,742,954

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.55%, 03/15/52 (Call 09/15/51)	$13,196	$9,337,082
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)(a)	4,017	3,230,837
2.10%, 06/15/30 (Call 03/15/30)	2,538	2,085,078
2.75%, 01/15/27 (Call 11/15/26)(a)	6,292	5,821,983
2.90%, 01/15/30 (Call 10/15/29)(a)	4,133	3,628,263
2.95%, 01/15/51 (Call 07/15/50)(a)	8,959	5,780,791
3.10%, 06/15/50 (Call 12/15/49)	10,263	6,852,925
3.38%, 10/15/26 (Call 07/15/26)	8,805	8,375,789
3.55%, 07/15/27 (Call 04/15/27)	7,700	7,301,818
3.80%, 08/15/29 (Call 05/15/29)(a)	14,710	13,811,669
5.65%, 03/15/33 (Call 12/15/32)(a)	9,395	9,745,415
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	9,532	6,856,730
2.55%, 04/01/32 (Call 01/01/32)	9,495	7,148,260
2.75%, 10/01/26 (Call 07/01/26)	13,801	12,289,556
3.25%, 01/30/31 (Call 10/30/30)	13,882	11,361,115
3.40%, 06/21/29 (Call 03/21/29)	14,615	12,395,446
4.50%, 12/01/28 (Call 09/01/28)	11,774	10,728,442
6.75%, 12/01/27 (Call 11/01/27)(a)	3,674	3,746,480
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	5,748	5,186,916
4.13%, 05/15/29 (Call 02/15/29)	6,517	5,998,024
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	7,868	5,621,073
3.25%, 01/15/51 (Call 07/15/50)(a)	7,803	5,388,637
5.00%, 01/11/28 (Call 12/11/27)(a)	8,206	8,295,406
5.10%, 05/01/33 (Call 02/01/33)	5,640	5,663,690
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(a)	10,065	8,944,945
2.10%, 04/01/31 (Call 01/01/31)(a)	11,030	8,997,199
2.25%, 01/15/31 (Call 10/15/30)(a)	11,241	9,325,401
2.50%, 07/15/31 (Call 04/15/31)(a)	8,483	7,111,368
2.90%, 03/15/27 (Call 02/15/27)	10,039	9,369,620
3.30%, 07/01/30 (Call 04/01/30)(a)	7,330	6,619,702
3.65%, 09/01/27 (Call 06/01/27)(a)	7,785	7,443,900
3.70%, 06/15/26 (Call 03/15/26)	2,480	2,397,294
3.80%, 02/15/28 (Call 11/15/27)(a)	9,884	9,467,661
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	8,374	7,524,690
3.70%, 08/15/27 (Call 05/15/27)(a)	8,992	8,405,343
5.55%, 01/15/28 (Call 12/15/27)(a)	8,448	8,467,305
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)(a)	7,843	6,446,272
2.50%, 05/15/31 (Call 02/15/31)	13,126	10,844,889
3.20%, 11/18/29 (Call 08/18/29)(a)	14,113	12,670,766
3.90%, 04/15/32 (Call 01/15/32)	14,876	13,532,437
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	8,738	7,879,803
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	8,120	6,699,382
5.30%, 01/15/29 (Call 10/15/28)	6,990	6,739,959
5.38%, 04/15/26 (Call 01/15/26)	1,581	1,562,766
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	8,699	6,794,782
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)(a)	6,731	5,958,206
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	14,545	11,515,242
2.25%, 04/15/30 (Call 01/15/30)	8,456	7,281,983
4.75%, 06/15/33 (Call 03/15/33)(a)	5,921	5,933,457

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	$11,467	$10,177,515
5.63%, 10/13/32 (Call 07/13/32)(a)	8,540	8,852,159
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)(a)	9,635	8,389,827
2.45%, 09/13/29 (Call 06/13/29)(a)	13,109	11,419,335
2.65%, 07/15/30 (Call 04/15/30)(a)	9,275	7,969,982
3.25%, 11/30/26 (Call 08/30/26)(a)	4,604	4,384,123
3.25%, 09/13/49 (Call 03/13/49)(a)	14,977	10,272,687
3.38%, 06/15/27 (Call 03/15/27)	7,573	7,185,596
3.38%, 12/01/27 (Call 09/01/27)(a)	9,200	8,660,585
3.80%, 07/15/50 (Call 01/15/50)(a)	7,315	5,487,632
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	6,347	6,054,844
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	12,618	12,184,422
4.95%, 02/15/30 (Call 12/15/29)(a)	10,894	10,409,193
5.13%, 05/15/32 (Call 02/15/32)(a)	15,090	14,406,568
5.63%, 05/15/52 (Call 11/15/51)(a)	5,965	5,425,519
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)(a)	9,599	8,050,393
3.10%, 01/15/30 (Call 10/15/29)(a)	7,054	6,204,236
4.25%, 04/15/28 (Call 01/15/28)	7,859	7,557,301
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	8,931	8,457,144
4.00%, 04/15/30 (Call 01/15/30)(a)	9,497	8,965,325

		583,596,665

Retail — 3.2%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	6,919	6,599,651
4.75%, 08/01/32 (Call 05/01/32)	5,428	5,392,296
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	11,848	10,698,646
1.60%, 04/20/30 (Call 01/20/30)(a)	19,011	16,154,953
1.75%, 04/20/32 (Call 01/20/32)(a)	7,947	6,562,755
3.00%, 05/18/27 (Call 02/18/27)(a)	9,809	9,476,503
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	8,372	7,734,541
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	4,327	3,650,879
4.20%, 05/15/28 (Call 02/15/28)	11,580	11,346,172
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	14,919	12,077,075
1.50%, 09/15/28 (Call 07/15/28)(a)	12,145	10,668,384
1.88%, 09/15/31 (Call 06/15/31)	11,609	9,656,489
2.13%, 09/15/26 (Call 06/15/26)(a)	10,166	9,553,094
2.38%, 03/15/51 (Call 09/15/50)(a)	14,942	9,494,710
2.50%, 04/15/27 (Call 02/15/27)(a)	6,810	6,449,705
2.70%, 04/15/30 (Call 01/15/30)	17,521	15,951,267
2.75%, 09/15/51 (Call 03/15/51)	10,787	7,397,857
2.80%, 09/14/27 (Call 06/14/27)(a)	10,744	10,206,406
2.88%, 04/15/27 (Call 03/15/27)(a)	8,240	7,899,750
2.95%, 06/15/29 (Call 03/15/29)(a)	20,063	18,748,420
3.00%, 04/01/26 (Call 01/01/26)(a)	3,125	3,037,745
3.13%, 12/15/49 (Call 06/15/49)	13,864	10,362,180
3.25%, 04/15/32 (Call 01/15/32)(a)	14,385	13,260,517
3.30%, 04/15/40 (Call 10/15/39)(a)	14,126	11,792,385
3.35%, 04/15/50 (Call 10/15/49)	15,782	12,300,311
3.50%, 09/15/56 (Call 03/15/56)	3,157	2,468,342
3.63%, 04/15/52 (Call 10/15/51)(a)	16,615	13,559,274
3.90%, 12/06/28 (Call 09/06/28)(a)	12,683	12,589,658
3.90%, 06/15/47 (Call 12/15/46)	12,704	11,021,583

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/43 (Call 10/01/42)	$10,896	$9,995,950
4.25%, 04/01/46 (Call 10/01/45)(a)	18,742	17,075,829
4.40%, 03/15/45 (Call 09/15/44)(a)	12,220	11,392,480
4.50%, 09/15/32 (Call 06/15/32)(a)	13,871	14,058,163
4.50%, 12/06/48 (Call 06/06/48)	16,913	16,023,496
4.88%, 02/15/44 (Call 08/15/43)	11,093	11,069,324
4.95%, 09/15/52 (Call 03/15/52)(a)	10,539	10,614,285
5.88%, 12/16/36	30,768	34,682,351
5.95%, 04/01/41 (Call 10/01/40)	11,676	13,080,188
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	13,198	11,412,755
1.70%, 09/15/28 (Call 07/15/28)(a)	10,753	9,400,220
1.70%, 10/15/30 (Call 07/15/30)(a)	18,080	14,762,971
2.50%, 04/15/26 (Call 01/15/26)	1,218	1,156,287
2.63%, 04/01/31 (Call 01/01/31)(a)	21,731	18,708,798
2.80%, 09/15/41 (Call 03/15/41)(a)	12,268	8,695,001
3.00%, 10/15/50 (Call 04/15/50)(a)	20,289	13,560,768
3.10%, 05/03/27 (Call 02/03/27)(a)	16,329	15,586,800
3.35%, 04/01/27 (Call 03/01/27)(a)	8,439	8,142,647
3.65%, 04/05/29 (Call 01/05/29)(a)	16,830	16,042,477
3.70%, 04/15/46 (Call 10/15/45)	10,715	8,314,796
3.75%, 04/01/32 (Call 01/01/32)(a)	18,166	16,835,900
4.05%, 05/03/47 (Call 11/03/46)	16,633	13,527,862
4.25%, 04/01/52 (Call 10/01/51)(a)	15,606	12,916,832
4.45%, 04/01/62 (Call 10/01/61)	11,969	9,812,914
4.50%, 04/15/30 (Call 01/15/30)(a)	11,458	11,340,042
5.00%, 04/15/33 (Call 01/15/33)(a)	10,173	10,268,777
5.15%, 07/01/33 (Call 04/01/33)	8,178	8,341,612
5.63%, 04/15/53 (Call 10/15/52)(a)	16,064	16,181,092
5.80%, 09/15/62 (Call 03/15/62)	9,055	9,140,809
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	10,349	8,999,405
2.63%, 09/01/29 (Call 06/01/29)(a)	8,303	7,568,294
3.50%, 03/01/27 (Call 12/01/26)(a)	6,926	6,747,671
3.50%, 07/01/27 (Call 05/01/27)(a)	7,231	7,036,267
3.60%, 07/01/30 (Call 04/01/30)	9,645	9,187,568
3.63%, 09/01/49 (Call 03/01/49)	19,245	15,329,917
3.80%, 04/01/28 (Call 01/01/28)(a)	9,378	9,225,302
4.20%, 04/01/50 (Call 10/01/49)	6,388	5,589,122
4.45%, 03/01/47 (Call 09/01/46)	12,918	11,827,235
4.45%, 09/01/48 (Call 03/01/48)(a)	9,617	8,701,316
4.60%, 09/09/32 (Call 06/09/32)(a)	7,031	7,136,797
4.70%, 12/09/35 (Call 06/09/35)	2,423	2,424,389
4.88%, 12/09/45 (Call 06/09/45)	19,342	18,728,064
5.15%, 09/09/52 (Call 03/09/52)(a)	8,299	8,435,105
6.30%, 10/15/37	10,905	12,453,253
6.30%, 03/01/38(a)	10,729	12,239,139
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	3,183	3,087,804
4.70%, 06/15/32 (Call 03/15/32)(a)	7,097	7,054,657
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	11,416	9,878,789
2.55%, 11/15/30 (Call 08/15/30)	12,842	11,237,086
3.00%, 02/14/32 (Call 11/14/31)(a)	10,468	9,351,503
3.50%, 11/15/50 (Call 05/15/50)	11,886	9,195,410
3.55%, 08/15/29 (Call 05/15/29)(a)	10,896	10,451,233
4.00%, 11/15/28 (Call 08/15/28)(a)	8,506	8,403,434
4.45%, 08/15/49 (Call 02/15/49)(a)	9,991	9,027,496
4.50%, 11/15/48 (Call 05/15/48)	9,743	8,867,079

Security	Par (000)	Value

Retail (continued)
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	$8,045	$7,482,179
2.35%, 02/15/30 (Call 11/15/29)	8,945	7,942,622
2.50%, 04/15/26(a)	2,216	2,133,965
2.95%, 01/15/52 (Call 07/15/51)(a)	5,640	4,126,274
3.38%, 04/15/29 (Call 01/15/29)(a)	6,715	6,478,572
4.00%, 07/01/42(a)	13,644	12,567,258
4.50%, 09/15/32 (Call 06/15/32)(a)	8,918	8,989,385
4.80%, 01/15/53 (Call 07/15/52)	12,683	12,518,935
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	4,786	4,513,491
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	3,474	3,342,188
4.10%, 04/15/50 (Call 10/15/49)	5,187	3,911,374
4.80%, 11/18/44 (Call 05/18/44)(a)	2,300	1,983,459
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	12,085	9,252,843
2.65%, 09/22/51 (Call 03/22/51)(a)	17,560	12,721,244
3.05%, 07/08/26 (Call 05/08/26)	3,697	3,596,730
3.70%, 06/26/28 (Call 03/26/28)(a)	17,567	17,483,857
3.90%, 04/15/28 (Call 03/15/28)	8,259	8,240,891
4.05%, 06/29/48 (Call 12/29/47)	21,173	19,890,342
4.10%, 04/15/33 (Call 01/15/33)	12,553	12,517,505
4.15%, 09/09/32 (Call 06/09/32)(a)	7,613	7,693,714
4.50%, 09/09/52 (Call 03/09/52)	12,387	12,302,903
4.50%, 04/15/53 (Call 10/15/52)	11,154	11,054,569
5.25%, 09/01/35(a)	17,320	19,064,271
6.20%, 04/15/38(a)	8,859	10,552,370
6.50%, 08/15/37(a)	5,122	6,244,545

		1,123,041,795

Semiconductors — 3.5%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	7,664	6,750,621
2.10%, 10/01/31 (Call 07/01/31)(a)	9,150	7,780,524
2.80%, 10/01/41 (Call 04/01/41)	6,929	5,310,355
2.95%, 10/01/51 (Call 04/01/51)	9,553	6,976,102
3.50%, 12/05/26 (Call 09/05/26)	3,947	3,846,854
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	8,493	7,153,002
2.75%, 06/01/50 (Call 12/01/49)(a)	6,253	4,540,445
3.30%, 04/01/27 (Call 01/01/27)(a)	8,440	8,181,788
4.35%, 04/01/47 (Call 10/01/46)	7,080	6,697,526
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	11,552	10,857,519
3.88%, 01/15/27 (Call 10/15/26)	28,194	27,412,710
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	11,821	10,374,311
2.45%, 02/15/31 (Call 11/15/30)(c)	30,141	24,684,976
2.60%, 02/15/33 (Call 11/15/32)(c)	20,142	15,875,457
3.14%, 11/15/35 (Call 08/15/35)(c)	37,021	28,659,433
3.19%, 11/15/36 (Call 08/15/36)(c)	30,365	23,138,677
3.42%, 04/15/33 (Call 01/15/33)(c)	24,612	20,713,036
3.46%, 09/15/26 (Call 07/15/26)(a)	2,583	2,478,647
3.47%, 04/15/34 (Call 01/15/34)(c)	34,238	28,293,455
3.50%, 02/15/41 (Call 08/15/40)(c)	28,091	21,107,148
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	16,698	12,323,660
4.00%, 04/15/29 (Call 02/15/29)(c)	12,410	11,694,256
4.11%, 09/15/28 (Call 06/15/28)(a)	14,156	13,627,971
4.15%, 11/15/30 (Call 08/15/30)	22,241	20,685,182
4.15%, 04/15/32 (Call 01/15/32)(c)	14,703	13,421,370

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 11/15/32 (Call 08/15/32)	$22,698	$20,840,387
4.75%, 04/15/29 (Call 01/15/29)	11,763	11,637,973
4.93%, 05/15/37 (Call 02/15/37)(c)	25,946	23,681,176
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	11,092	9,718,169
2.00%, 08/12/31 (Call 05/12/31)	12,710	10,471,306
2.45%, 11/15/29 (Call 08/15/29)	23,511	20,734,464
2.60%, 05/19/26 (Call 02/19/26)(a)	5,168	4,919,246
2.80%, 08/12/41 (Call 02/12/41)(a)	9,680	6,938,453
3.05%, 08/12/51 (Call 02/12/51)	14,397	9,776,322
3.10%, 02/15/60 (Call 08/15/59)(a)	11,616	7,521,233
3.15%, 05/11/27 (Call 02/11/27)(a)	10,398	9,989,004
3.20%, 08/12/61 (Call 02/12/61)	8,872	5,870,383
3.25%, 11/15/49 (Call 05/15/49)	20,352	14,474,517
3.73%, 12/08/47 (Call 06/08/47)	21,141	16,662,877
3.75%, 03/25/27 (Call 01/25/27)	10,485	10,288,889
3.75%, 08/05/27 (Call 07/05/27)	12,821	12,549,273
3.90%, 03/25/30 (Call 12/25/29)	18,960	18,173,541
4.00%, 08/05/29 (Call 06/05/29)	8,230	8,055,336
4.00%, 12/15/32(a)	7,096	6,755,684
4.10%, 05/19/46 (Call 11/19/45)	14,619	12,426,825
4.10%, 05/11/47 (Call 11/11/46)	11,090	9,305,414
4.15%, 08/05/32 (Call 05/05/32)(a)	13,021	12,564,930
4.60%, 03/25/40 (Call 09/25/39)	8,025	7,486,120
4.75%, 03/25/50 (Call 09/25/49)(a)	24,426	22,190,743
4.80%, 10/01/41(a)	9,639	9,136,850
4.88%, 02/10/28 (Call 01/10/28)	17,881	18,183,273
4.90%, 07/29/45 (Call 01/29/45)(a)	8,067	7,817,026
4.90%, 08/05/52 (Call 02/05/52)(a)	17,551	16,252,019
4.95%, 03/25/60 (Call 09/25/59)(a)	8,011	7,422,605
5.05%, 08/05/62 (Call 02/05/62)	9,699	8,931,197
5.13%, 02/10/30 (Call 12/10/29)	12,234	12,528,217
5.20%, 02/10/33 (Call 11/10/32)	23,646	24,084,780
5.63%, 02/10/43 (Call 08/10/42)(a)	9,205	9,456,809
5.70%, 02/10/53 (Call 08/10/52)(a)	20,970	21,449,404
5.90%, 02/10/63 (Call 08/10/62)(a)	13,233	13,647,124
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	6,063	4,632,236
4.10%, 03/15/29 (Call 12/15/28)(a)	8,503	8,404,135
4.65%, 07/15/32 (Call 04/15/32)(a)	11,111	11,267,698
4.95%, 07/15/52 (Call 01/15/52)(a)	10,591	10,505,261
5.25%, 07/15/62 (Call 01/15/62)(a)	7,786	7,913,773
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,887	4,135,364
2.88%, 06/15/50 (Call 12/15/49)(a)	3,957	2,801,214
4.00%, 03/15/29 (Call 12/15/28)(a)	11,934	11,796,743
4.88%, 03/15/49 (Call 09/15/48)(a)	9,903	9,786,189
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	7,293	6,405,370
2.95%, 04/15/31 (Call 01/15/31)	8,123	6,792,717
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	14,243	11,359,275
4.19%, 02/15/27 (Call 12/15/26)	6,568	6,334,070
4.66%, 02/15/30 (Call 11/15/29)(a)	8,425	8,066,550
5.88%, 02/09/33 (Call 11/09/32)	6,046	6,097,764
5.88%, 09/15/33 (Call 06/15/33)	8,832	8,816,394
6.75%, 11/01/29 (Call 09/01/29)	15,331	16,135,004
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	11,958	10,632,812
2.00%, 06/15/31 (Call 03/15/31)(a)	10,067	8,533,001

Security	Par (000)	Value

Semiconductors (continued)
2.85%, 04/01/30 (Call 01/01/30)(a)	$17,548	$16,089,645
3.20%, 09/16/26 (Call 06/16/26)	4,519	4,405,001
3.50%, 04/01/40 (Call 10/01/39)	10,027	8,629,921
3.50%, 04/01/50 (Call 10/01/49)(a)	20,724	16,961,378
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	13,059	10,799,837
2.65%, 02/15/32 (Call 11/15/31)(a)	12,464	10,252,545
3.25%, 05/11/41 (Call 11/11/40)(a)	6,995	5,103,801
3.40%, 05/01/30 (Call 02/01/30)(a)	12,191	10,955,901
3.88%, 06/18/26 (Call 04/18/26)	1,026	993,215
4.30%, 06/18/29 (Call 03/18/29)	13,531	12,977,088
5.00%, 01/15/33 (Call 10/15/32)(a)	11,629	11,364,246
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	8,759	7,981,019
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	9,881	8,633,499
1.65%, 05/20/32 (Call 02/20/32)(a)	16,698	13,449,337
2.15%, 05/20/30 (Call 02/20/30)(a)	13,155	11,508,128
3.25%, 05/20/27 (Call 02/20/27)(a)	15,383	14,901,927
3.25%, 05/20/50 (Call 11/20/49)(a)	7,132	5,506,221
4.30%, 05/20/47 (Call 11/20/46)(a)	13,868	12,849,362
4.50%, 05/20/52 (Call 11/20/51)(a)	10,442	9,691,496
4.65%, 05/20/35 (Call 11/20/34)(a)	6,292	6,345,924
4.80%, 05/20/45 (Call 11/20/44)	15,577	15,433,324
6.00%, 05/20/53 (Call 11/20/52)(a)	12,272	13,976,807
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	5,550	4,717,852
2.25%, 09/04/29 (Call 06/04/29)	9,593	8,568,085
3.88%, 03/15/39 (Call 09/15/38)	8,423	7,730,776
4.15%, 05/15/48 (Call 11/15/47)(a)	14,806	13,690,217
4.90%, 03/14/33 (Call 12/14/32)	8,598	8,963,351
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	7,639	6,699,833

		1,224,121,900

Software — 3.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	12,116	7,936,627
3.40%, 09/15/26 (Call 06/15/26)	2,874	2,790,426
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	3,380	3,149,316
2.30%, 02/01/30 (Call 11/01/29)(a)	14,212	12,623,401
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	12,198	10,220,433
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	10,054	8,434,564
2.90%, 12/01/29 (Call 09/01/29)	8,344	7,323,120
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	7,659	6,625,861
2.25%, 03/01/31 (Call 12/01/30)(a)	13,462	10,894,082
3.10%, 03/01/41 (Call 09/01/40)	6,254	4,390,180
5.10%, 07/15/32 (Call 04/15/32)(a)	9,692	9,556,759
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	7,531	6,880,317
2.65%, 06/01/30 (Call 03/01/30)	13,597	11,848,880
3.20%, 07/01/26 (Call 05/01/26)	15,342	14,633,134
3.50%, 07/01/29 (Call 04/01/29)(a)	32,271	30,080,083
4.20%, 10/01/28 (Call 07/01/28)	11,743	11,427,597
4.40%, 07/01/49 (Call 01/01/49)	18,210	15,555,224
5.45%, 03/02/28 (Call 02/02/28)(a)	12,675	12,993,677
5.60%, 03/02/33 (Call 12/02/32)	11,257	11,736,151
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	35,966	34,277,842
2.53%, 06/01/50 (Call 12/01/49)	69,606	49,436,283

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.68%, 06/01/60 (Call 12/01/59)(a)	$41,072	$28,514,006
2.92%, 03/17/52 (Call 09/17/51)	65,977	50,497,971
3.04%, 03/17/62 (Call 09/17/61)	19,682	14,812,307
3.30%, 02/06/27 (Call 11/06/26)(a)	36,568	35,912,310
3.45%, 08/08/36 (Call 02/08/36)	19,558	18,205,486
3.50%, 02/12/35 (Call 08/12/34)(a)	16,297	15,568,953
3.70%, 08/08/46 (Call 02/08/46)(a)	20,929	18,985,485
4.10%, 02/06/37 (Call 08/06/36)	9,292	9,247,605
4.25%, 02/06/47 (Call 08/06/46)	13,736	13,469,574
4.45%, 11/03/45 (Call 05/03/45)(a)	11,330	11,403,346
4.50%, 02/06/57 (Call 08/06/56)(a)	7,742	7,973,435
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	24,026	21,523,872
2.65%, 07/15/26 (Call 04/15/26)(a)	26,679	25,054,689
2.80%, 04/01/27 (Call 02/01/27)	28,213	26,275,021
2.88%, 03/25/31 (Call 12/25/30)	34,919	30,084,265
2.95%, 04/01/30 (Call 01/01/30)(a)	35,301	31,217,832
3.25%, 11/15/27 (Call 08/15/27)(a)	30,971	29,210,763
3.60%, 04/01/40 (Call 10/01/39)	33,245	25,823,503
3.60%, 04/01/50 (Call 10/01/49)	47,799	34,068,871
3.65%, 03/25/41 (Call 09/25/40)	25,490	19,749,953
3.80%, 11/15/37 (Call 05/15/37)	19,129	16,024,312
3.85%, 07/15/36 (Call 01/15/36)	13,393	11,459,173
3.85%, 04/01/60 (Call 10/01/59)	37,001	26,056,171
3.90%, 05/15/35 (Call 11/15/34)	11,467	10,065,887
3.95%, 03/25/51 (Call 09/25/50)	33,901	25,626,735
4.00%, 07/15/46 (Call 01/15/46)(a)	32,529	24,920,590
4.00%, 11/15/47 (Call 05/15/47)	23,018	17,713,513
4.10%, 03/25/61 (Call 09/25/60)(a)	16,947	12,539,994
4.13%, 05/15/45 (Call 11/15/44)(a)	21,629	17,046,048
4.30%, 07/08/34 (Call 01/08/34)	17,795	16,399,634
4.38%, 05/15/55 (Call 11/15/54)	12,605	10,071,213
4.50%, 05/06/28 (Call 04/06/28)(a)	5,765	5,710,571
4.50%, 07/08/44 (Call 01/08/44)	10,709	9,016,760
4.65%, 05/06/30 (Call 03/06/30)	9,586	9,389,901
4.90%, 02/06/33 (Call 11/06/32)	12,767	12,567,205
5.38%, 07/15/40	23,278	22,318,916
5.55%, 02/06/53 (Call 08/06/52)	15,674	15,080,874
6.13%, 07/08/39	13,793	14,526,690
6.15%, 11/09/29 (Call 09/09/29)	14,749	15,682,137
6.25%, 11/09/32 (Call 08/09/32)	25,215	27,214,086
6.50%, 04/15/38(a)	13,905	15,142,609
6.90%, 11/09/52 (Call 05/09/52)	26,648	29,928,260
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	11,830	9,441,608
4.20%, 09/15/28 (Call 06/15/28)(a)	8,868	8,821,186
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	9,823	8,676,319
1.95%, 07/15/31 (Call 04/15/31)(a)	10,552	8,863,356
2.70%, 07/15/41 (Call 01/15/41)	10,888	8,155,796
2.90%, 07/15/51 (Call 01/15/51)(a)	18,553	13,190,586
3.05%, 07/15/61 (Call 01/15/61)(a)	14,384	9,908,043
3.70%, 04/11/28 (Call 01/11/28)(a)	18,756	18,619,269
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	9,145	8,167,009
1.80%, 08/15/28 (Call 06/15/28)	8,206	6,993,350
2.20%, 08/15/31 (Call 05/15/31)(a)	17,286	13,689,627
3.90%, 08/21/27 (Call 05/21/27)	11,970	11,539,286
4.70%, 05/15/30 (Call 02/15/30)(a)	9,407	9,089,463

Security	Par (000)	Value

Software (continued)
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	$7,223	$6,934,031
3.70%, 04/01/29 (Call 02/01/29)	8,390	7,910,113
3.80%, 04/01/32 (Call 01/01/32)(a)	13,127	11,989,767

		1,276,903,292

Telecommunications — 6.6%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	25,741	22,583,086
2.25%, 02/01/32 (Call 11/01/31)(a)	24,235	19,767,292
2.30%, 06/01/27 (Call 04/01/27)	28,275	25,927,494
2.55%, 12/01/33 (Call 09/01/33)	39,292	31,618,347
2.75%, 06/01/31 (Call 03/01/31)(a)	29,005	25,027,034
3.30%, 02/01/52 (Call 08/01/51)(a)	10,224	7,239,544
3.50%, 06/01/41 (Call 12/01/40)(a)	26,342	20,760,101
3.50%, 09/15/53 (Call 03/15/53)	78,370	56,268,445
3.55%, 09/15/55 (Call 03/15/55)	79,522	56,520,874
3.65%, 06/01/51 (Call 12/01/50)	31,491	23,522,983
3.65%, 09/15/59 (Call 03/15/59)	67,556	47,820,102
3.80%, 02/15/27 (Call 11/15/26)(a)	9,201	8,939,357
3.80%, 12/01/57 (Call 06/01/57)	61,948	45,544,120
3.85%, 06/01/60 (Call 12/01/59)(a)	15,564	11,485,197
4.10%, 02/15/28 (Call 11/15/27)	18,404	17,992,650
4.25%, 03/01/27 (Call 12/01/26)(a)	16,917	16,819,827
4.30%, 02/15/30 (Call 11/15/29)(a)	34,444	33,449,082
4.30%, 12/15/42 (Call 06/15/42)(a)	13,116	11,338,252
4.35%, 03/01/29 (Call 12/01/28)	31,766	31,222,071
4.35%, 06/15/45 (Call 12/15/44)	12,292	10,540,433
4.50%, 05/15/35 (Call 11/15/34)	25,154	23,669,356
4.50%, 03/09/48 (Call 09/09/47)	17,038	14,629,640
4.55%, 03/09/49 (Call 09/09/48)	8,728	7,530,989
4.75%, 05/15/46 (Call 11/15/45)	18,448	16,526,988
4.85%, 03/01/39 (Call 09/01/38)	9,387	8,827,014
5.25%, 03/01/37 (Call 09/01/36)(a)	10,772	10,762,312
5.65%, 02/15/47 (Call 08/15/46)(a)	8,485	8,610,415
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	5,931	4,638,637
4.46%, 04/01/48 (Call 10/01/47)(a)	11,517	10,226,909
British Telecommunications PLC, 9.63%, 12/15/30	31,929	40,263,047
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	7,619	7,249,731
5.50%, 01/15/40	23,087	25,132,815
5.90%, 02/15/39(a)	22,822	25,776,258
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	7,216	6,113,906
5.45%, 11/15/79 (Call 05/15/79)	10,194	9,558,696
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	43,136	52,645,870
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10,006	8,192,386
2.75%, 05/24/31 (Call 02/24/31)	7,918	6,589,156
4.60%, 05/23/29 (Call 02/23/29)(a)	8,780	8,629,736
Orange SA
5.38%, 01/13/42(a)	13,132	13,563,180
5.50%, 02/06/44 (Call 08/06/43)(a)	3,565	3,774,308
9.00%, 03/01/31	33,575	42,322,808
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(a)(c)	10,659	9,998,022
3.70%, 11/15/49 (Call 05/15/49)(a)	11,454	8,313,125
3.80%, 03/15/32 (Call 12/15/31)(a)(c)	17,097	15,380,196
4.30%, 02/15/48 (Call 08/15/47)	8,811	6,997,185

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.35%, 05/01/49 (Call 11/01/48)(a)	$12,834	$10,338,483
4.50%, 03/15/42 (Call 09/15/41)(c)	6,879	5,846,754
4.55%, 03/15/52 (Call 09/15/51)(a)(c)	20,392	16,734,964
5.00%, 03/15/44 (Call 09/15/43)(a)	11,314	10,252,876
Sprint Capital Corp.
6.88%, 11/15/28(a)	43	46,386
8.75%, 03/15/32(a)	1,044	1,276,714
Telefonica Emisiones SA
4.10%, 03/08/27	10,332	10,008,029
4.67%, 03/06/38(a)	7,347	6,419,986
4.90%, 03/06/48(a)	12,072	9,999,747
5.21%, 03/08/47(a)	26,419	22,992,649
5.52%, 03/01/49 (Call 09/01/48)	13,453	12,145,725
7.05%, 06/20/36	25,419	28,252,176
Telefonica Europe BV, 8.25%, 09/15/30(a)	14,749	17,349,656
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	13,591	12,026,976
4.60%, 11/16/48 (Call 05/16/48)	7,016	6,229,045
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	19,279	17,124,211
2.25%, 11/15/31 (Call 08/15/31)	16,281	13,325,800
2.55%, 02/15/31 (Call 11/15/30)	31,817	27,054,021
2.63%, 04/15/26 (Call 04/15/24)(a)	2,437	2,287,408
2.63%, 02/15/29 (Call 02/15/24)	10,159	8,979,337
2.70%, 03/15/32 (Call 01/15/29)	11,967	10,102,204
2.88%, 02/15/31 (Call 02/15/26)	15,090	13,096,629
3.00%, 02/15/41 (Call 08/15/40)	25,274	18,722,565
3.30%, 02/15/51 (Call 08/15/50)	32,028	22,876,002
3.38%, 04/15/29 (Call 04/15/24)	21,936	20,117,190
3.40%, 10/15/52 (Call 04/15/52)	32,259	23,362,958
3.50%, 04/15/31 (Call 04/15/26)	29,911	27,063,338
3.60%, 11/15/60 (Call 05/15/60)	13,254	9,410,651
3.75%, 04/15/27 (Call 02/15/27)	38,807	37,392,504
3.88%, 04/15/30 (Call 01/15/30)	74,475	70,152,761
4.38%, 04/15/40 (Call 10/15/39)(a)	22,428	20,137,951
4.50%, 04/15/50 (Call 10/15/49)(a)	33,910	29,722,841
4.75%, 02/01/28 (Call 02/01/24)(a)	20,389	20,286,729
4.95%, 03/15/28 (Call 02/15/28)(a)	10,514	10,617,775
5.05%, 07/15/33 (Call 04/15/33)(a)	11,894	11,976,485
5.20%, 01/15/33 (Call 10/15/32)	11,903	12,110,619
5.65%, 01/15/53 (Call 07/15/52)	18,648	19,226,903
5.80%, 09/15/62 (Call 03/15/62)	5,458	5,672,734
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	12,884	10,437,599
1.68%, 10/30/30 (Call 07/30/30)(a)	13,235	10,670,095
1.75%, 01/20/31 (Call 10/20/30)(a)	24,706	19,878,865
2.10%, 03/22/28 (Call 01/22/28)(a)	31,104	27,830,920
2.36%, 03/15/32 (Call 12/15/31)	48,467	39,724,537
2.55%, 03/21/31 (Call 12/21/30)(a)	45,660	38,778,604
2.63%, 08/15/26	17,664	16,692,840
2.65%, 11/20/40 (Call 05/20/40)(a)	30,805	21,860,944
2.85%, 09/03/41 (Call 03/03/41)	10,505	7,630,285
2.88%, 11/20/50 (Call 05/20/50)(a)	28,000	18,566,948
2.99%, 10/30/56 (Call 04/30/56)(a)	38,454	24,768,268
3.00%, 03/22/27 (Call 01/22/27)(a)	9,455	9,024,568
3.00%, 11/20/60 (Call 05/20/60)(a)	18,392	11,698,090
3.15%, 03/22/30 (Call 12/22/29)(a)	18,252	16,713,491
3.40%, 03/22/41 (Call 09/22/40)	39,427	31,011,003
3.55%, 03/22/51 (Call 09/22/50)(a)	46,715	35,494,632
3.70%, 03/22/61 (Call 09/22/60)(a)	35,897	26,606,113

Security	Par (000)	Value

Telecommunications (continued)
3.88%, 02/08/29 (Call 11/08/28)	$12,746	$12,286,440
3.88%, 03/01/52 (Call 09/01/51)(a)	11,572	9,285,339
4.00%, 03/22/50 (Call 09/22/49)	13,935	11,517,488
4.02%, 12/03/29 (Call 09/03/29)(a)	42,122	40,476,765
4.13%, 03/16/27(a)	35,650	35,324,341
4.13%, 08/15/46(a)	8,714	7,414,371
4.27%, 01/15/36	20,431	18,954,186
4.33%, 09/21/28	44,813	44,419,511
4.40%, 11/01/34 (Call 05/01/34)	18,194	17,228,763
4.50%, 08/10/33(a)	20,767	20,044,855
4.52%, 09/15/48(a)	12,137	10,913,626
4.81%, 03/15/39	13,024	12,482,273
4.86%, 08/21/46	24,556	23,186,055
5.01%, 08/21/54(a)	8,068	7,689,697
5.25%, 03/16/37	10,463	10,635,037
6.55%, 09/15/43	9,455	10,678,509
Vodafone Group PLC
4.25%, 09/17/50(a)	17,331	14,117,635
4.38%, 05/30/28(a)	4,690	4,710,772
4.38%, 02/19/43(a)	19,454	16,420,919
4.88%, 06/19/49	18,013	16,098,665
5.25%, 05/30/48(a)	9,280	8,853,256
6.15%, 02/27/37(a)	21,895	23,522,287

		2,284,697,350

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10,193	9,359,687

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)(a)	10,833	8,270,340
3.55%, 02/15/50 (Call 08/15/49)	8,300	6,734,461
3.90%, 08/01/46 (Call 02/01/46)	7,586	6,472,395
4.05%, 06/15/48 (Call 12/15/47)	8,690	7,665,145
4.13%, 06/15/47 (Call 12/15/46)	7,781	6,906,632
4.15%, 04/01/45 (Call 10/01/44)(a)	8,629	7,708,674
4.15%, 12/15/48 (Call 06/15/48)	8,970	7,980,267
4.45%, 03/15/43 (Call 09/15/42)	9,620	8,999,137
4.45%, 01/15/53 (Call 07/15/52)	9,780	9,208,418
4.55%, 09/01/44 (Call 03/01/44)	8,467	8,003,232
4.90%, 04/01/44 (Call 10/01/43)	11,549	11,373,657
5.75%, 05/01/40 (Call 11/01/39)	8,994	9,688,354
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	7,571	7,269,471
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)(a)	8,973	8,195,258
2.45%, 12/02/31 (Call 09/02/31)(a)	12,612	11,243,004
3.00%, 12/02/41 (Call 06/02/41)(a)	13,604	11,299,032
3.10%, 12/02/51 (Call 06/02/51)(a)	22,413	16,078,367
6.13%, 09/15/2115 (Call 03/15/2115)	8,272	8,902,380
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	7,900	7,572,882
3.80%, 03/01/28 (Call 12/01/27)(a)	10,424	10,211,560
3.80%, 11/01/46 (Call 05/01/46)(a)	5,279	4,358,648
4.10%, 11/15/32 (Call 08/15/32)(a)	10,333	10,024,598
4.10%, 03/15/44 (Call 09/15/43)(a)	7,545	6,646,243
4.25%, 03/15/29 (Call 12/15/28)	11,638	11,515,091
4.30%, 03/01/48 (Call 09/01/47)(a)	8,497	7,558,838
4.50%, 11/15/52 (Call 05/15/52)(a)	9,196	8,475,563
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	13,397	11,391,260

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.10%, 08/05/29 (Call 05/05/29)(a)	$14,331	$13,223,688
3.25%, 05/15/41 (Call 11/15/40)(a)	9,785	7,473,694
4.05%, 02/15/48 (Call 08/15/47)(a)	11,394	9,269,772
4.25%, 05/15/30 (Call 02/15/30)(a)	10,256	10,008,205
4.40%, 01/15/47 (Call 07/15/46)	8,040	6,867,314
4.55%, 04/01/46 (Call 10/01/45)	14,450	12,606,587
4.75%, 11/15/45 (Call 05/15/45)	13,312	12,052,689
4.95%, 10/17/48 (Call 04/17/48)	9,734	9,065,129
5.10%, 01/15/44(a)	4,196	3,979,515
5.25%, 05/15/50 (Call 11/15/49)(a)	12,859	12,569,364
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	718	503,721
3.16%, 05/15/55 (Call 11/15/54)	9,309	6,406,683
4.55%, 06/01/53 (Call 12/01/52)(a)	8,960	8,127,936
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	13,171	11,423,719
2.40%, 02/05/30 (Call 11/05/29)(a)	9,593	8,509,194
2.80%, 02/14/32 (Call 11/14/31)(a)	15,320	13,553,901
2.95%, 03/10/52 (Call 09/10/51)(a)	9,861	7,029,225
2.97%, 09/16/62 (Call 03/16/62)(a)	14,633	9,711,100
3.20%, 05/20/41 (Call 11/20/40)(a)	11,933	9,644,988
3.25%, 02/05/50 (Call 08/05/49)	19,608	14,994,655
3.50%, 02/14/53 (Call 08/14/52)	11,559	9,186,129
3.70%, 03/01/29 (Call 12/01/28)	9,740	9,496,452
3.75%, 02/05/70 (Call 08/05/69)	3,446	2,662,134
3.80%, 10/01/51 (Call 04/01/51)(a)	11,353	9,528,271
3.80%, 04/06/71 (Call 10/06/70)(a)	10,837	8,471,014
3.84%, 03/20/60 (Call 09/20/59)	20,460	16,700,002
3.95%, 09/10/28 (Call 06/10/28)(a)	9,260	9,176,288
4.50%, 01/20/33 (Call 10/20/32)(a)	9,460	9,516,895
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	12,023	11,550,835
3.40%, 03/15/29 (Call 12/15/28)(a)	9,894	9,541,961
3.75%, 11/15/47 (Call 05/15/47)(a)	9,498	8,219,533
4.25%, 03/15/49 (Call 09/15/48)	5,283	4,852,299
4.45%, 04/01/30 (Call 01/01/30)(a)	8,577	8,696,527
4.88%, 03/03/33 (Call 12/03/32)(a)	8,582	8,870,311
5.05%, 03/03/53 (Call 09/03/52)	10,879	11,234,400
5.30%, 04/01/50 (Call 10/01/49)(a)	9,739	10,485,866
6.20%, 01/15/38	19,837	22,791,430
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	11,145	10,101,285

Security	Par/ Shares (000)	Value

Transportation (continued)
1.50%, 09/22/28 (Call 07/22/28)(a)	$12,023	$10,632,742
1.80%, 09/22/31 (Call 06/22/31)(a)	28,414	24,091,966
3.95%, 09/09/27 (Call 08/09/27)(a)	8,470	8,504,016

		651,084,342

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	9,258	7,601,066
4.45%, 06/01/32 (Call 03/01/32)(a)	10,617	10,541,910
6.59%, 10/15/37	9,255	10,606,327

		28,749,303

Total Long-Term Investments — 98.3% (Cost: $38,935,770,761)		34,157,793,400

Short-Term Securities

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	2,644,952	2,645,745,960
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	325,194	325,194,000

Total Short-Term Securities — 8.5% (Cost: $2,969,798,760)		2,970,939,960

Total Investments — 106.8% (Cost: $41,905,569,521)		37,128,733,360

Liabilities in Excess of Other Assets — (6.8)%		(2,379,588,024)

Net Assets — 100.0%		$34,749,145,336

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$34,157,793,400	$—	$34,157,793,400
Short-Term Securities
Money Market Funds	2,970,939,960	—	—	2,970,939,960

	$2,970,939,960	$34,157,793,400	$—	$37,128,733,360

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

	iShares 20+ Year Treasury Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$35,487,601,957	$15,053,148,039	$34,157,793,400
Investments, at value — affiliated(c)	310,890,000	2,930,778,079	2,970,939,960
Cash	9,258	—	—
Foreign currency, at value	—	23,282	—
Receivables:
Investments sold	90,485,773	24,105,725	64,612
Securities lending income — affiliated	1,759	1,752,932	737,722
Capital shares sold	—	60,811,651	2,806,380
Dividends — affiliated	1,195,260	186,147	1,580,393
Interest — unaffiliated	317,939,586	245,869,946	359,941,630

Total assets	36,208,123,593	18,316,675,801	37,493,864,097

LIABILITIES
Bank overdraft	—	2,133,732	11,098,979
Collateral on securities loaned, at value	—	2,891,618,244	2,644,640,218
Payables:
Investments purchased	—	73,085,357	73,605,986
Capital shares redeemed	—	1,270,220	11,219,223
Investment advisory fees	4,292,797	5,756,546	4,154,355

Total liabilities	4,292,797	2,973,864,099	2,744,718,761

NET ASSETS	$36,203,830,796	$15,342,811,702	$34,749,145,336

NET ASSETS CONSIST OF
Paid-in capital	$44,288,093,452	$18,742,479,954	$40,546,931,586
Accumulated earnings	(8,084,262,656)	(3,399,668,252)	(5,797,786,250)

NET ASSETS	$36,203,830,796	$15,342,811,702	$34,749,145,336

NET ASSETVALUE
Shares outstanding	340,600,000	204,100,000	316,500,000

Net asset value	$106.29	$75.17	$109.79

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$41,341,681,719	$16,599,914,131	$38,935,770,761
(b) Securities loaned, at value	$—	$2,790,867,170	$2,579,395,873
(c) Investments, at cost — affiliated	$310,890,000	$2,929,559,235	$2,969,798,760

F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cboe Global Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1025-0423

(b) Not Applicable

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: June 21, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 21, 2023